As filed with the Securities and Exchange Commission on April 27, 2016

Securities Act File No. 333-48456

Investment Company Act File No. 811-10183

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 79	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 81

MET INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (617) 578-4036

Elizabeth M. Forget

President

Met Investors Series Trust

One Financial Center, Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K St., N.W. Washington, D.C. 20006

Approximate Date of Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Each of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. have also executed this Registration Statement with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd., respectively.

Pursuant to the provisions of Section 24(f) and Rule 24f-2 of the Investment Company Act of 1940, as amended, Registrant declares that an indefinite number of its shares of beneficial interest, par value $0.001 per share, are being registered under the Securities Act of 1933, as amended, by this Registration Statement.

MET INVESTORS

SERIES    TRUST

Invesco Small Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Invesco Small Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.87%		1.12%		1.02%
Fee Waiver *	(0.02%	)	(0.02%	)	(0.02%	)

Net Operating Expenses	0.85%		1.10%		1.00%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.83% of the Portfolio’s average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$87	$277	$482	$1,074
Class B	$113	$356	$618	$1,367
Class E	$103	$324	$564	$1,251

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. (“Invesco” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in equity securities. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

The Portfolio may invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents, including money market instruments.

The Portfolio invests primarily in securities that are considered by the Portfolio’s portfolio managers to have potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Portfolio with the Russell 2000® Growth Index, which the portfolio managers believe represents the small-cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

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■

Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

■

Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the Portfolio.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	19.17%
Lowest Quarter	4th – 2008	-26.80%

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Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-1.42%	11.98%	8.82%
Class B	-1.71%	11.70%	8.60%
Class E	-1.60%	11.82%	8.70%
Russell 2000 Growth Index (reflects no deduction for mutual fund fees or expenses)	-1.38%	10.67%	7.95%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Invesco Advisers, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Juliet Ellis (lead manager), Portfolio Manager, Juan Hartsfield, Portfolio Manager, and Clay Manley, Portfolio Manager, have managed the Portfolio since 2004, 2004 and 2008, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash

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equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

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Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.88% of the first $500 million of such assets plus 0.83% of such assets over $500 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.83% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

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The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.55% of the Portfolio’s average daily net assets.

INVESCO ADVISERS, INC., 1555 Peachtree, N.E., Atlanta, Georgia 30309, is the Subadviser to the Portfolio. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. Invesco is an indirect wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2015, Invesco Ltd. managed approximately $775.6 billion in assets.

The following Invesco individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

Juliet Ellis (lead manager), Portfolio Manager, has been responsible for the Portfolio since 2004 and has been associated with Invesco and/or its affiliates since 2004.

Juan Hartsfield, Portfolio Manager, has been responsible for the Portfolio since 2004 and has been associated with Invesco and/or its affiliates since 2004.

Clay Manley, Portfolio Manager, has been responsible for the Portfolio since 2008 and has been with Invesco and/or its affiliates since 2001.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

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Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive

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Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

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If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in

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the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Invesco Small Cap Growth Portfolio

	Class A
	Year ended December 31,
	2015	2014		2013		2012	2011
Net Asset Value, Beginning of Period	$19.62	$20.53		$15.67		$14.07	$14.19

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.01)	0.05		(0.00	)(b)	0.07	(0.03)
Net realized and unrealized gain (loss) on investments	0.26	1.38		6.00		2.48	(0.09)

Total from investment operations	0.25	1.43		6.00		2.55	(0.12)

Less Distributions
Distributions from net investment income	(0.03)	0.00		(0.08)		0.00	0.00
Distributions from net realized capital gains	(4.89)	(2.34)		(1.06)		(0.95)	0.00

Total distributions	(4.92)	(2.34)		(1.14)		(0.95)	0.00

Net Asset Value, End of Period	$14.95	$19.62		$20.53		$15.67	$14.07

Total Return (%) (c)	(1.42)	8.18		40.54		18.51	(0.85)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.87	0.87		0.87		0.87	0.88
Net ratio of expenses to average net assets (%) (d)	0.85	0.86		0.85		0.86	0.87
Ratio of net investment income (loss) to average net assets (%)	(0.05)	0.26		(0.02)		0.48	(0.21)
Portfolio turnover rate (%)	29	28		18		28	40
Net assets, end of period (in millions)	$848.1	$1,075.7		$1,335.2		$1,263.5	$1,111.8

	Class B
	Year ended December 31,
	2015	2014		2013		2012	2011
Net Asset Value, Beginning of Period	$18.90	$19.91		$15.23		$13.73	$13.88

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.05)	(0.00	)(b)	(0.05)		0.03	(0.07)
Net realized and unrealized gain (loss) on investments	0.26	1.33		5.83		2.42	(0.08)

Total from investment operations	0.21	1.33		5.78		2.45	(0.15)

Less Distributions
Distributions from net investment income	0.00	0.00		(0.04)		0.00	0.00
Distributions from net realized capital gains	(4.89)	(2.34)		(1.06)		(0.95)	0.00

Total distributions	(4.89)	(2.34)		(1.10)		(0.95)	0.00

Net Asset Value, End of Period	$14.22	$18.90		$19.91		$15.23	$13.73

Total Return (%) (c)	(1.71)	7.91		40.17		18.23	(1.08)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.12	1.12		1.12		1.12	1.13
Net ratio of expenses to average net assets (%) (d)	1.10	1.11		1.10		1.11	1.12
Ratio of net investment income (loss) to average net assets (%)	(0.29)	(0.00	)(e)	(0.27)		0.22	(0.46)
Portfolio turnover rate (%)	29	28		18		28	40
Net assets, end of period (in millions)	$391.1	$417.0		$433.7		$330.0	$299.4

Please see following page for Financial Highlights footnote legend.

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Invesco Small Cap Growth Portfolio

	Class E
	Year ended December 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.29		$20.25	$15.47	$13.92	$14.06

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.03)		0.02	(0.03)	0.04	(0.05)
Net realized and unrealized gain (loss) on investments	0.25		1.36	5.93	2.46	(0.09)

Total from investment operations	0.22		1.38	5.90	2.50	(0.14)

Less Distributions
Distributions from net investment income	(0.00	)(f)	0.00	(0.06)	0.00	0.00
Distributions from net realized capital gains	(4.89)		(2.34)	(1.06)	(0.95)	0.00

Total distributions	(4.89)		(2.34)	(1.12)	(0.95)	0.00

Net Asset Value, End of Period	$14.62		$19.29	$20.25	$15.47	$13.92

Total Return (%) (c)	(1.60)		8.04	40.34	18.34	(1.00)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02		1.02	1.02	1.02	1.03
Net ratio of expenses to average net assets (%) (d)	1.00		1.01	1.00	1.01	1.02
Ratio of net investment income (loss) to average net assets (%)	(0.19)		0.10	(0.16)	0.30	(0.36)
Portfolio turnover rate (%)	29		28	18	28	40
Net assets, end of period (in millions)	$14.8		$16.5	$16.6	$11.1	$11.2

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment loss was less than $0.01.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(e)	Ratio of net investment loss to average net assets was less than 0.01%.

(f)	Distributions from net investment income were less than $0.01.

Invesco Small Cap Growth Portfolio

24

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

American Funds® Balanced Allocation Portfolio

Class B and Class C Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Balanced Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

A balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B	Class C
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	0.00%	0.00%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.42%	0.42%

Total Annual Portfolio Operating Expenses	0.73%	1.03%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$75	$234	$407	$909
Class C	$106	$329	$571	$1,264

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are funds of the American Funds Insurance Series® and other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the broad asset classes of equity and fixed income. MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 65% to equity securities and 35% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2016, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios

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because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation
Equity	65%
Domestic Equity		45%
Foreign Equity		20%
Fixed Income	35%
U.S. Investment Grade		27%
U.S. High Yield		4%
Foreign Fixed Income		4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience

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4

losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to

American Funds® Balanced Allocation Portfolio

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other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	14.37%
Lowest Quarter	3rd – 2011	-11.18%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class B	-0.33%	7.10%	5.04%	4-28-08
Class C	-0.71%	6.76%	4.71%	4-28-08
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	5.85%	4.77%	—

Management

Adviser.    MetLife Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Wen Liu and Victor Soto. Mr. Leland has been a member since 2008. Ms. Slavin has been a member since 2012. Ms. Liu has been a member since 2013 and Mr. Soto has been a member since 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

American Funds® Balanced Allocation Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B and Class C shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

American Funds® Balanced Allocation Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

American Funds® Balanced Allocation Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower

American Funds® Balanced Allocation Portfolio

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demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

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Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. An Underlying Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, an Underlying Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser

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may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

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To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

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may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

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growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

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Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s investment adviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as

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a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The

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proposed rule also may make the management of an Underlying Portfolio more costly and less efficient and may require changes to the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Underlying Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in the Underlying Portfolios, which are funds of the American Funds Insurance Series (the “AFIS Funds”) and other funds within the American Fund family that are not part of the American Funds Insurance Series (the “AF Retail Funds”). MetLife Advisers first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, MetLife Advisers will establish targets for domestic and foreign equities. MetLife Advisers then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. MetLife Advisers may add new Underlying Portfolios, replace existing Underlying Portfolios with other AFIS Funds, other AF Retail Funds, or other portfolios of the Trust or the Metropolitan Series Fund (the “Fund”). They may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current summary prospectuses and prospectuses for those portfolios. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large-cap, mid-cap, and small-cap exposure is considered, as is the investment bias toward growth or value style of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. MetLife Advisers also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

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Periodically, MetLife Advisers will communicate with management personnel of the Underlying Portfolios to discuss the positioning of the Underlying Portfolios and any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by MetLife Advisers, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Portfolio may invest in the following AFIS Funds:

Blue Chip Income and Growth Fund Bond Fund Global Bond Fund Global Growth Fund Global Growth and Income Fund Global Small Capitalization Fund Growth-Income Fund	Growth Fund High-Income Bond Fund International Fund International Growth and Income Fund New World Fund Ultra-Short Bond Fund U.S. Government/AAA-Rated Securities Fund

The Portfolio also may invest in the following AF Retail Funds:

AMCAP Fund	Intermediate Bond Fund of America
American Mutual Fund	Short-Term Bond Fund of America
Capital Income Builder	The Income Fund of America
Fundamental Investors

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the Portfolio’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios, updated as of the end of the most recent calendar quarter, are available from the Trust at the following website—www.metlife.com/variablefunds. Upon accessing the website, select the requested Asset Allocation Portfolio to find actual allocations for the Portfolio as of the end of the prior quarter.

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Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust. Currently, MetLife Advisers does not invest the Portfolio’s assets in any affiliated Underlying Portfolios.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities.

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The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s

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business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Alan C. Leland, Jr., CFA, is the chair of the committee. Mr. Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of the Fund since 2005 and of the Trust since May 2012 and is a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”). He has worked for Metropolitan Life and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

Kristi Slavin, CFA, is Senior Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2008. She has been a Vice President of Metropolitan Life since 2014. From 2001 until she joined Metropolitan Life, Ms. Slavin was a Senior Portfolio Analyst for Columbia Management.

Wen Liu, CFA, is Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2013. She has been a Director of Metropolitan Life since 2013. From 2000 until she joined Metropolitan Life, Ms. Liu was with Bank of New York Mellon Investment Management where she performed manager research, due diligence, and portfolio analysis functions. Prior to this, she worked as an analyst for Putnam Investments.

Victor Soto, CFA, is Vice President of MetLife Advisers. Mr. Soto has worked for MetLife Advisers since rejoining Metropolitan Life in 2015. He has been an Assistant Vice President of Metropolitan Life since 2015. From 2013 until he rejoined Metropolitan Life, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc. (“FirstCommand”). From 2008 until he joined FirstCommand, he was an Investment Specialist at Metropolitan Life.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the

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approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.06% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount

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may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

For purposes of the following paragraphs, the available AFIS Funds and the portfolios of the Trust and the Fund are referred to collectively as “Qualified Underlying Portfolios;” the available AF Retail Funds in which the Portfolio also may invest are referred to collectively as “Non-Qualified Underlying Portfolios.”

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are

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in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an investment in a Qualified Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Qualified Underlying Portfolio, so long as the Qualified Underlying Portfolio qualifies as a regulated investment company and shares of the Qualified Underlying Portfolio are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Each Qualified Underlying Portfolio is and will be so owned. A failure by the Portfolio to qualify as a regulated investment company, or to satisfy the section 817(h) requirements (including any such failure that may result from a failure of a Qualified Underlying Portfolio to qualify as a regulated investment company or to satisfy the section 817(h) requirements), would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The Portfolio also may invest in Non-Qualified Underlying Portfolios, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Non-Qualified Underlying Portfolio would be considered an “asset” of the Portfolio, and the Portfolio would need to be sure that no more than 55% of its assets were represented by one Non-Qualified Underlying Portfolio, no more than 70% by any two Non-Qualified Underlying Portfolios, no more than 80% by any three Non-Qualified Underlying Portfolios and no more than 90% by any four Non-Qualified Underlying Portfolios, in order that the Contracts would meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what MetLife Advisers might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.84	$11.50	$10.51	$9.52	$9.84

Income (Loss) From Investment Operations
Net investment income (a)	0.16	0.20	0.16	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.17)	0.46	1.71	1.11	(0.36)

Total from investment operations	(0.01)	0.66	1.87	1.29	(0.16)

Less Distributions
Distributions from net investment income	(0.19)	(0.19)	(0.19)	(0.20)	(0.15)
Distributions from net realized capital gains	(0.57)	(1.13)	(0.69)	(0.10)	(0.01)

Total distributions	(0.76)	(1.32)	(0.88)	(0.30)	(0.16)

Net Asset Value, End of Period	$10.07	$10.84	$11.50	$10.51	$9.52

Total Return (%) (b)	(0.33)	6.38	18.91	13.80	(1.79)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.31	0.31	0.31	0.32	0.32
Ratio of net investment income to average net assets (%) (d)	1.49	1.81	1.52	1.78	2.06
Portfolio turnover rate (%)	9	7	33	14	7
Net assets, end of period (in millions)	$7.1	$5.8	$4.5	$3.0	$2.1

	Class C
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.76	$11.42	$10.44	$9.45	$9.78

Income (Loss) From Investment Operations
Net investment income (a)	0.11	0.15	0.13	0.13	0.16
Net realized and unrealized gain (loss) on investments	(0.16)	0.47	1.69	1.13	(0.36)

Total from investment operations	(0.05)	0.62	1.82	1.26	(0.20)

Less Distributions
Distributions from net investment income	(0.15)	(0.15)	(0.15)	(0.17)	(0.12)
Distributions from net realized capital gains	(0.57)	(1.13)	(0.69)	(0.10)	(0.01)

Total distributions	(0.72)	(1.28)	(0.84)	(0.27)	(0.13)

Net Asset Value, End of Period	$9.99	$10.76	$11.42	$10.44	$9.45

Total Return (%) (b)	(0.71)	6.05	18.53	13.53	(2.13)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.61	0.61	0.61	0.62	0.62
Ratio of net investment income to average net assets (%) (d)	1.05	1.36	1.17	1.30	1.60
Portfolio turnover rate (%)	9	7	33	14	7
Net assets, end of period (in millions)	$4,522.1	$4,909.1	$4,894.3	$4,385.0	$4,079.5

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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APPENDIX A

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

The Portfolio may invest in Class 1 shares of Underlying Portfolios that are AFIS Funds. The following table sets forth: (i) the names of those Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of those Underlying Portfolios for the most recent fiscal year, and (iii) brief descriptions of those Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios that is an AFIS Fund is managed by Capital Research and Management Company. The following descriptions are qualified in their entirety by reference to the statements of additional information and the prospectuses for the Underlying Portfolios that are AFIS Funds.

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Blue Chip Income and Growth Fund Class 1	0.41%	The Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations greater than $4 billion. The Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the U.S., so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Fund is designed for investors seeking both income and capital appreciation.

Bond Fund Class 1	0.38%	The Fund seeks to provide as high a level of income as is consistent with the preservation of capital. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities. The Fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Fund may also invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated but determined to be of equivalent quality. The Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. In addition, the Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls.

Global Bond Fund Class 1	0.57%	The Fund seeks to provide, over the long term, as high a level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world, including in the U.S. and in emerging markets, and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as “junk bonds.” The total return of the Fund will be the result of interest income, changes in the market value of the Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

Global Growth Fund Class 1	0.55%	The Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world believed to have potential for growth. The fund may invest a portion of its assets in companies located in emerging and developing countries. Although the Fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Global Growth and Income Fund Class 1	0.64%	The Fund seeks to provide long-term growth of capital while providing current income by investing primarily in common stocks of well-established companies located around the world, including in the U.S. and emerging markets, which have potential for growth and/or to pay dividends. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Fund tends to invest in common stocks believed to be relatively resilient to market declines.

Global Small Capitalization Fund Class 1	0.73%	The Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world, including in the U.S. and emerging markets. Normally, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations of $4.0 billion or less, measured at the time of purchase. However, the Fund’s holding of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth-Income Fund Class 1	0.29%	The Fund seeks to achieve long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Growth Fund Class 1	0.35%	The Fund seeks to provide growth of capital by investing primarily in common stocks and companies that appear to offer superior opportunities for growth of capital. The Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

High-Income Bond Fund Class 1	0.48%	The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs or unrated but determined to be of equivalent quality), including corporate loan obligations. The Fund may also invest a portion of its assets in securities of issuers domiciled outside the U.S.

International Fund Class 1	0.54%	The Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located outside the United States, including those located in developing counties, believed to have the potential for growth. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

International Growth and Income Fund Class 1	0.68%	The Fund seeks to provide long-term growth of capital while providing current income. The Fund invests primarily in stocks of larger, well-established companies domiciled outside the U.S., including emerging and developing countries, that have the potential for growth and/or to pay dividends. Currently, the Fund intends to invest at least 90% of its assets in securities of issuers domiciled outside the U.S. and whose securities are primarily listed on exchanges outside the U.S. The Fund therefore expects to be invested in numerous countries outside the U.S. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund focuses on stocks of companies with strong earnings that pay dividends.

American Funds® Balanced Allocation Portfolio

A-2

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
New World Fund Class 1	0.79%	The Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

Ultra-Short Bond Fund Class 1	0.34%	The Fund seeks to provide current income, consistent with the maturity and quality standards applicable to the Fund, and preservation of capital and liquidity. Normally, the Fund invests substantially in high-quality money market instruments. The Fund may enter into repurchase agreements that are fully collateralized by cash or government securities. In addition, the Fund may invest in securities issued by entities domiciled outside the U.S. and securities with credit and liquidity support features provided by entities domiciled outside the U.S. The Fund may also invest in securities of U.S. issuers with substantial operations outside the U.S.

U.S. Government/AAA-Rated Securities Fund Class 1	0.35%

The Fund seeks to provide a high level of current income consistent with preservation of capital. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The Fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Portfolio also may invest in Class R-6 shares of Underlying Portfolios that are AF Retail Funds. The following table sets forth: (i) the names of those Underlying Portfolios, (ii) the expense ratios of the Class R-6 shares of those Underlying Portfolios for the most recent fiscal year, and (iii) brief descriptions of those Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios that is an AF Retail Fund is managed by Capital Research and Management Company. The following descriptions are qualified in their entirety by reference to the statements of additional information and the prospectuses for the Underlying Portfolios that are AF Retail Funds.

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
AMCAP Fund Class R-6	0.37%	The Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The Fund may invest in securities of issuers domiciled outside the U.S.

American Mutual Fund Class R-6	0.30%

The Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The Fund seeks to invest primarily in commons stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The Fund invests primarily in common stocks of issuers domiciled in the U.S. and Canada.

Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. The Fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the Fund are rated investment grade or better or determined to be of equivalent quality by the investment adviser.

American Funds® Balanced Allocation Portfolio

A-3

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Capital Income Builder Class R-6	0.30%	The Fund has two primary investment objectives: (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital. The Fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Fund generally looks to the average yield on stocks of companies listed on the S&P 500. The Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the U.S.

Fundamental Investors Class R-6	0.31%	The Fund seeks to achieve long-term growth of capital and income. The Fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the Fund may invest significantly in securities of issuers domiciled outside the U.S.

Intermediate Bond Fund of America Class R-6	0.27%

The Fund seeks to provide current income consistent with its maturity and quality standards and preservation of capital. The Fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The Fund invests primarily in bonds and other debt securities with quality ratings of A- or better or A3 or better (by a NRSRO designated by the investment adviser) or unrated but determined to be of equivalent quality by the investment adviser. The Fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a NRSRO designated by the investment adviser) or in unrated securities determined to be of equivalent quality by the investment adviser.

The Fund primarily invests in intermediate-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the Fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The Fund may also invest in interest rate swaps to manage its sensitivity to interest rates.

Short-Term Bond Fund of America Class R-6	0.35%

The Fund seeks to provide current income, consistent with its maturity and quality standards, and preservation of capital. The Fund invests at least 80% of its assets in bonds (which include any debt instrument and cash equivalents) and maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities rated AA- or Aa3 or better by NRSROs designated by the investment adviser or unrated but determined to be of equivalent quality by the investment adviser. The Fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined to be of equivalent quality by the investment adviser.

The Fund primarily invests in short-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The Fund may also invest in asset backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The Fund may also invest in interest rate swaps to manage its sensitivity to interest rates.

American Funds® Balanced Allocation Portfolio

A-4

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
The Income Fund of America Class R-6	0.28%

The Fund seeks to provide current income while secondarily striving for capital growth. Normally, the Fund invests primarily in income-producing securities, including equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the Fund’s assets will be invested in common stocks and other equity-type securities. However, depending on various factors, including market conditions, the Fund’s investment composition in equity, debt and cash or money market instruments may vary substantially. The Fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the U.S., including in developing markets. In addition, the Fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by NRSROs designated by the investment adviser or unrated but determined to be of equivalent quality by the investment adviser) (commonly known as “junk bonds”). In addition, the Fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

American Funds® Balanced Allocation Portfolio

A-5

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

JPMorgan Core Bond Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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JPMorgan Core Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximize total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.55%		0.55%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.57%		0.82%
Fee Waiver *	(0.13%	)	(0.13%	)

Net Operating Expenses	0.44%		0.69%

*	MetLife Advisers, LLC has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.42% of the Portfolio’s average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$45	$170	$306	$703
Class B	$71	$250	$444	$1,004

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies

J.P. Morgan Investment Management Inc. (“JPMIM” or “Subadviser”), subadviser to the Portfolio, invests in a portfolio of investment grade intermediate- and long-term debt securities, principally corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Portfolio may also invest in mortgage dollar rolls.

The Portfolio invests, under normal circumstances, at least 80% of its net assets in bonds. The bonds in which the Portfolio invests generally will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and twelve years. The Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate by JPMIM for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).

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The securities in which the Portfolio invests will be rated investment grade (or the unrated equivalent as determined by JPMIM) at the time of purchase. In addition, all of the Portfolio’s securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or foreign government or its agencies and instrumentalities. JPMIM may, in its sole discretion, invest a significant portion or all of the Portfolio’s assets in mortgage-related and mortgage-backed securities. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.

JPMIM buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles. JPMIM is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of its prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving

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payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective January 7, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the investment adviser to the “master fund” in which the Portfolio invested prior to that date, when the Portfolio operated as a “feeder fund.” On January 7, 2013, Class C shares were converted to Class B shares. Performance set forth in the bar chart and table below for periods prior to that date reflect the performance of Class C shares. Class B shares would have substantially similar returns as those for Class C shares because the shares are invested in the same portfolio of securities and the returns would only differ to the extent that the Class B and Class C shares do not have the same expenses.

Year-by-Year Total Return for Class B Shares* as of December 31 of Each Year

Highest Quarter	2nd – 2009	5.83%
Lowest Quarter	2nd – 2013	-2.94%

* Performance prior to January 7, 2013 represents performance of Class C shares. Class C shares were no longer offered as of January 7, 2013.

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception		Inception Date
Class A	0.71%	N/A	1.13%		2-28-13
Class B*	0.48%	2.59%	2.64%		4-28-08
Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	0.55%	3.25%	4.26%	**	—

* Performance prior to January 7, 2013 represents performance of Class C shares. Class C Shares were no longer offered as of January 7, 2013.

** Index performance is from 4-28-08.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    J.P. Morgan Investment Management Inc. is the subadviser to the Portfolio.

Portfolio Managers.    Barbara Miller, Managing Director of JPMIM, Peter D. Simons, CFA, Executive Director of JPMIM and Richard D. Figuly, Managing Director of JPMIM, have managed the Portfolio since 2015, 2013 and May 2016, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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5

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a fund that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be

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more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed

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securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities is also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays U.S. Aggregate Bond Index is a widely recognized, unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment

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strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.55% of the average daily net assets of the Portfolio. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.42% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In

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such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.12% of the Portfolio’s average daily net assets.

J.P. MORGAN INVESTMENT MANAGEMENT INC., 270 Park Avenue, New York, New York 10017, is the Subadviser to the Portfolio. As of December 31, 2015, JPMIM and its affiliates managed over $1.7 trillion in assets.

A team of investment professionals led by Barbara Miller, Managing Director and Lead Portfolio Manager, Peter D. Simons, CFA, Executive Director and Portfolio Manager and Richard D. Figuly, Managing Director, manage the Portfolio.

Ms. Miller joined JPMIM or its predecessor firms in 1994 and is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group. She has led the team responsible for managing the Portfolio since September 2015.

Mr. Simons joined JPMIM in 2001 as a Junior Portfolio Manager and became a Portfolio Manager in 2004. He is responsible for managing institutional taxable bond portfolios.

Mr. Figuly, is a member of the Global Fixed Income, Currency & Commodities Group. Mr. Figuly is a portfolio manager for the U.S. Value Driven team and is responsible for managing institutional taxable bond portfolios. An employee of JPMIM or a predecessor firm since 1993, he previously served as a fixed income trader trading all taxable fixed income securities while specializing in structured products.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50%

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for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than

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90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while

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Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on

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closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on

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commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request. Prior to January 7, 2013, the Portfolio only offered Class C shares. On January 7, 2013, Class C shares were converted to Class B shares. The financial information of Class B includes the financial information of Class C prior to the conversion.

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	Class A
	Year ended December 31,
	2015	2014	2013(a)
Net Asset Value, Beginning of Period	$10.47	$10.17	$10.56

Income (Loss) From Investment Operations
Net investment income (b)	0.20	0.19	0.12
Net realized and unrealized gain (loss) on investments	(0.13)	0.35	(0.41)

Total from investment operations	0.07	0.54	(0.29)

Less Distributions
Distributions from net investment income	(0.26)	(0.18)	(0.06)
Distributions from net realized capital gains	0.00	(0.06)	(0.04)

Total distributions	(0.26)	(0.24)	(0.10)

Net Asset Value, End of Period	$10.28	$10.47	$10.17

Total Return (%) (c)	0.71	5.36	(2.70	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57	0.57	0.57	(e)
Net ratio of expenses to average net assets (%) (f)	0.44	0.44	0.44	(e)
Ratio of net investment income to average net assets (%)	1.93	1.82	1.62	(e)
Portfolio turnover rate (%)	9	10	68
Net assets, end of period (in millions)	$2,008.9	$2,766.8	$1,942.6

Please see following page for Financial Highlights footnote legend.

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JPMorgan Core Bond Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013(g)	2012	2011
Net Asset Value, Beginning of Period	$10.45	$10.15	$10.54	$10.36	$10.01

Income (Loss) From Investment Operations
Net investment income (b)	0.18	0.16	0.12	0.22	0.29
Net realized and unrealized gain (loss) on investments	(0.13)	0.35	(0.44)	0.28	0.28

Total from investment operations	0.05	0.51	(0.32)	0.50	0.57

Less Distributions
Distributions from net investment income	(0.24)	(0.15)	(0.03)	(0.27)	(0.22)
Distributions from net realized capital gains	0.00	(0.06)	(0.04)	(0.05)	(0.00	)(h)

Total distributions	(0.24)	(0.21)	(0.07)	(0.32)	(0.22)

Net Asset Value, End of Period	$10.26	$10.45	$10.15	$10.54	$10.36

Total Return (%) (c)	0.48	5.09	(3.04)	4.92	5.79

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	0.82	0.82	0.59	0.59
Net ratio of expenses to average net assets (%) (f)	0.69	0.69	0.69	0.59	0.59
Ratio of net investment income to average net assets (%)	1.69	1.58	1.21	2.09	2.81
Portfolio turnover rate (%)	9	10	68	11	8
Net assets, end of period (in millions)	$480.8	$492.7	$439.6	$480.9	$472.1

(a)	Commencement of operations was February 28, 2013.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Computed on an annualized basis.

(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(g)	On January 7, 2013, Class C shares were converted into Class B shares. The financial information of Class B includes the financial information of Class C prior to the conversion.

(h)	Distributions from net realized capital gains were less than $0.01.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

American Funds® Growth Portfolio

Class C Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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American Funds® Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To achieve growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class C
Management Fee	None
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.02%
Acquired Fund Fees and Expenses (Growth Fund Fees and Expenses)	0.35%

Total Annual Portfolio Operating Expenses	0.92%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class C	$94	$295	$511	$1,135

Portfolio Turnover

The Portfolio, which operates as a feeder fund, does not pay transaction costs when it buys and sells shares of the Growth Fund (or “turns over” its portfolio). The Growth Fund pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Growth Fund and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10% of the average value of its portfolio. (The portfolio turnover rate of the Growth Fund, in which the Portfolio invests, was 20% of the average value of its portfolio.)

Principal Investment Strategies

The Portfolio operates as a “feeder fund” which means that it does not buy investment securities directly. Instead, the Portfolio invests in a “master fund,” the Growth Fund, a fund of the American Funds Insurance Series®, which in turn purchases investment securities. The Portfolio has essentially the same investment objectives and limitations as the Growth Fund. The Growth Fund has other shareholders, each of whom will pay their proportionate share of the Growth Fund’s expenses. The Portfolio invests all of its assets in Class 1 shares of the Growth Fund.

The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks of the Growth Fund, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

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Market Risk.    The Growth Fund’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Growth Fund.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Growth Fund may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class C Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	18.46%
Lowest Quarter	3rd – 2011	-16.89%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class C	6.49%	10.86%	6.51%	4-28-08
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	1.38%	12.57%	7.31%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Investment Adviser to the Growth Fund.    Capital Research and Management Company (“CRMC”) is the investment adviser to the Growth Fund.

Portfolio Managers.    Michael T. Kerr, Partner of Capital World Investors (“CWI”); Ronald B. Morrow, Partner of CWI; Gregory D. Johnson, Partner of CWI; Alan J. Wilson, Partner of CWI, Martin Romo, Partner of CWI and Andraz Razen, Vice President of CWI, have managed the Growth Fund since 2005, 2003, 2007, 2014, May 2016 and 2015, respectively. The portfolio managers manage separate segments of the Growth Fund.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

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Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class C shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Growth Fund’s assets decrease and decrease as the Portfolio’s and the Growth Fund’s assets increase. As an investor in the Growth Fund, the Portfolio bears its pro-rata portion of the operating expenses of the Growth Fund, including the Growth Fund’s management fee. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Growth Fund Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the Growth Fund during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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THE SUMMARY PROSPECTUS FOR THE GROWTH FUND IS DELIVERED TOGETHER WITH THE PORTFOLIO’S SUMMARY PROSPECTUS. The statement of additional information of the Growth Fund is available upon request as described on the back cover.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Growth Fund’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Growth Fund’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Growth Fund could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Growth Fund will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Growth Fund could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A master fund that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Growth Fund may outperform or underperform other funds that employ a different investment style. The Growth Fund may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Growth Fund’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Growth Fund’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Growth Fund’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Growth Fund may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Growth Fund owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Growth Fund’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Growth Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Growth Fund’s foreign currency or securities holdings. Although the Growth Fund may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Growth Fund.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Growth Fund invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Growth Fund to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Growth Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Growth Fund the amount owned under the certificates.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect

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the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Growth Fund and the Portfolio invest; counterparties with which the Growth Fund and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Growth Fund’s and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Temporary Defensive Positions

The Growth Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies and that may prevent it from achieving its investment objective. For information concerning the circumstances under which the Growth Fund may take temporary defensive positions and the investments the Growth Fund may make in these circumstances, please refer to the prospectus for the Growth Fund.

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Index Description

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust. The Trustees also review the management of the Growth Fund’s assets by its investment adviser.

The Portfolio and the Growth Fund expect to maintain consistent investment objectives, but if the Growth Fund does not, the Portfolio may withdraw from the Growth Fund, receiving either cash or securities in exchange for its interest in the Growth Fund. In addition, MetLife Advisers or the Trust’s Board of Trustees may withdraw the Portfolio from the Growth Fund if the Growth Fund’s investment policies significantly change or if, over a full market cycle, the Growth Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust’s Board of Trustees would then consider whether the Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.

Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers selects the master fund in which the Portfolio will invest and monitors the master fund’s investment program. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment porfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Growth Fund and invest its assets directly in investment

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securities, MetLife Advisers would retain the services of an investment adviser and would receive a management fee at an annual rate of 0.75% of average daily net assets of the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Master Fund’s Investment Adviser

Under the terms of the agreement between the investment adviser and the American Funds Insurance Series, the investment adviser develops a plan for investing the assets of the Growth Fund, selects the assets to be purchased and sold by the Growth Fund, selects the broker-dealer or broker-dealers through which the Growth Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the Growth Fund is the responsibility of the investment adviser’s portfolio managers. The portfolio managers of the Growth Fund are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY, 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to the Growth Fund and other mutual funds, including the American Funds Insurance Series. CRMC is an experienced investment management organization founded in 1931. As of December 31, 2015, CRMC had over $1.3 trillion in assets under management.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division. The three equity investment divisions make investment decisions on an independent basis and include Capital World Investors, Capital Research Global Investors and Capital International Investors.

The total management fee paid by the Growth Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2015 was 0.33%.

CRMC uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of the Growth Fund is divided into segments which are managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Growth Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions. In addition, CRMC’s research professionals may make investment decisions with respect to a portion of the Growth Fund’s portfolio. The primary portfolio managers for the Growth Fund are listed below.

Portfolio Managers for the Fund/Title (if applicable)	Primary Title with CRMC (or affiliate)	Years of Experience as Portfolio Managers (and research professional, if applicable) (approximate)	Approximate Years of Experience as an Investment Professional
			With CRMC (or affiliate)	Total Years
Gregory D. Johnson	Partner—CWI	9 years	23	23
Michael T. Kerr	Partner—CWI	11 years	31	33
Ronald B. Morrow	Partner—CWI	13 years (plus 5 years of prior experience as an investment analyst for the Fund)	19	48
Alan J. Wilson	Partner—CWI	2 years	25	31
Martin Romo	Partner—CWI	less than 1 year	23	24
Andraz Razen	Vice President—CWI	3 years (plus 3 years of prior experience as an investment analyst for the Fund)	12	18

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Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife

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may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Master-Feeder Structure

The Growth Fund will have other shareholders, each of whom will pay their proportionate share of the Growth Fund’s expenses. As a shareholder of the Growth Fund, the Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. The Portfolio has the right to switch master funds or decide to have MetLife Advisers manage its assets directly if the Trust’s Board of Trustees decides it is in the best interest of the Portfolio to do so.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing

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requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an investment in the Growth Fund by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Growth Fund, so long as the Growth Fund qualifies as a regulated investment company and shares of the Growth Fund are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Growth Fund is and will be so owned. A failure by the Portfolio to qualify as a regulated investment company, or to satisfy the section 817(h) requirements (including any such failure that may result from a failure of the Growth Fund to qualify as a regulated investment company or to satisfy the section 817(h) requirements), would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be

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available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

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The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a master fund that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. A master fund that may be adversely affected by price arbitrage include those master funds that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If a master fund invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the master fund calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by a master fund is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the master fund’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in the master fund by the Portfolio are valued at the master fund’s closing daily net asset value in which the Portfolio invests. For information about the pricing policies of the master fund, including the circumstances under which the master fund will use fair value pricing and the effects of fair value pricing, please refer to the prospectus for the master fund. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

American Funds® Growth Portfolio

	Class C
	Year ended December 31,
	2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$12.58	$12.46	$10.18	$8.70		$9.15

Income (Loss) From Investment Operations
Net investment income (a)	0.03	0.11	0.07	0.04		0.03
Net realized and unrealized gain (loss) on investments	0.80	0.82	2.82	1.47		(0.45)

Total from investment operations	0.83	0.93	2.89	1.51		(0.42)

Less Distributions
Distributions from net investment income	(0.12)	(0.07)	(0.05)	(0.03)		(0.03)
Distributions from net realized capital gains	(1.18)	(0.74)	(0.56)	(0.00	)(b)	0.00

Total distributions	(1.30)	(0.81)	(0.61)	(0.03)		(0.03)

Net Asset Value, End of Period	$12.11	$12.58	$12.46	$10.18		$8.70

Total Return (%) (c)	6.49	8.18	29.78	17.41		(4.60)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.57	0.57	0.57	0.57		0.57
Ratio of net investment income to average net assets (%)	0.28	0.89	0.60	0.46		0.35
Portfolio turnover rate (%)	10	9	4	3		3
Net assets, end of period (in millions)	$1,088.1	$1,108.5	$1,086.4	$927.8		$885.9

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Distributions from net realized capital gains were less than $0.01.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, including the statement of additional information and other information about the Growth Fund, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

American Funds® Growth Allocation Portfolio

Class B and Class C Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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American Funds® Growth Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B	Class C
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.43%	0.43%

Total Annual Portfolio Operating Expenses	0.75%	1.05%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$77	$241	$418	$933
Class C	$108	$336	$582	$1,288

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are funds of the American Funds Insurance Series® and other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the broad asset classes of equity and fixed income. MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio primarily invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 85% to equity securities and 15% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2016, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities).

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Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation
Equity	85%
Domestic Equity		58%
Foreign Equity		27%
Fixed Income	15%
U.S. Investment Grade		9%
U.S. High Yield		3%
Foreign Fixed Income		3%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities, as well as Underlying Portfolios that invest in investment grade and high-yield, high-risk bonds.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers

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anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

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Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	16.92%
Lowest Quarter	3rd – 2011	-15.18%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class B	-0.51%	8.21%	5.09%	4-28-08
Class C	-0.76%	7.89%	4.75%	4-28-08
Dow Jones Moderately Aggressive Index (reflects no deduction for mutual fund fees or expenses)	-1.89%	6.84%	5.10%	—

Management

Adviser.    MetLife Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Wen Liu and Victor Soto. Mr. Leland has been a member since 2008. Ms. Slavin has been a member since 2012. Ms. Liu has been a member since 2013 and Mr. Soto has been a member since 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B and Class C shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to

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the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

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Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. An Underlying Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, an Underlying Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser

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may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

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To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation

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certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

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Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or

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asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s investment adviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will

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be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the

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Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of an Underlying Portfolio more costly and less efficient and may require changes to the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Underlying Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in the Underlying Portfolios, which are funds of the American Funds Insurance Series (the “AFIS Funds”) and other funds within the American Fund family that are not part of the American Funds Insurance Series (the “AF Retail Funds”). MetLife Advisers first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, MetLife Advisers will establish targets for domestic and foreign equities. MetLife Advisers then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. MetLife Advisers may add new Underlying Portfolios, replace existing Underlying Portfolios with other AFIS Funds, other AF Retail Funds, or other portfolios of the Trust or the Metropolitan Series Fund (the “Fund”). They may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current summary prospectuses and prospectuses for those portfolios. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large-cap, mid-cap, and small-cap exposure is considered, as is the investment bias toward growth or value style of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an

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Underlying Portfolio that holds only money market instruments. MetLife Advisers also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with management personnel of the Underlying Portfolios to discuss the positioning of the Underlying Portfolios and any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by MetLife Advisers, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Portfolio may invest in the following AFIS Funds:

Blue Chip Income and Growth Fund

Bond Fund

Global Bond Fund

Global Growth Fund

Global Growth and Income Fund

Global Small Capitalization Fund

Growth-Income Fund

Growth Fund

High-Income Bond Fund

International Fund

International Growth and Income Fund

New World Fund

Ultra-Short Bond Fund

U.S. Government/AAA-Rated Securities Fund

The Portfolio also may invest in the following AF Retail Funds:

AMCAP Fund

American Mutual Fund

Capital Income Builder

Fundamental Investors

Intermediate Bond Fund of America

Short-Term Bond Fund of America

The Income Fund of America

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the Portfolio’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

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The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios, updated as of the end of the most recent calendar quarter, are available from the Trust at the following website—www.metlife.com/variablefunds. Upon accessing the website, select the requested Asset Allocation Portfolio to find actual allocations for the Portfolio as of the end of the prior quarter.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust. Currently, MetLife Advisers does not invest the Portfolio’s assets in any affiliated Underlying Portfolios.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderately Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 80% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Alan C. Leland, Jr., CFA, is the chair of the committee. Mr Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of the Fund since 2005 and of the Trust since May 2012 and is a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”). He has worked for Metropolitan Life and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

Kristi Slavin, CFA, is Senior Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2008. She has been a Vice President of Metropolitan Life since 2014. From 2001 until she joined Metropolitan Life, Ms. Slavin was a Senior Portfolio Analyst for Columbia Management.

Wen Liu, CFA, is Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2013. She has been a Director of Metropolitan Life since 2013. From 2000 until she joined Metropolitan Life, Ms. Liu was with Bank of New York Mellon Investment Management where she performed manager research, due diligence, and portfolio analysis functions. Prior to this, she worked as an analyst for Putnam Investments.

Victor Soto, CFA, is Vice President of MetLife Advisers. Mr. Soto has worked for MetLife Advisers since rejoining Metropolitan Life in 2015. He has been an Assistant Vice President of Metropolitan Life since 2015. From 2013 until he rejoined Metropolitan Life, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc. (“FirstCommand”). From 2008 until he joined FirstCommand, he was an Investment Specialist at Metropolitan Life.

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The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.06% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the

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Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

For purposes of the following paragraphs, the available AFIS Funds and the portfolios of the Trust and the Fund are referred to collectively as “Qualified Underlying Portfolios;” the available AF Retail Funds in which the Portfolio also may invest are referred to collectively as “Non-Qualified Underlying Portfolios.”

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are

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in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an investment in a Qualified Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Qualified Underlying Portfolio, so long as the Qualified Underlying Portfolio qualifies as a regulated investment company and shares of the Qualified Underlying Portfolio are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Each Qualified Underlying Portfolio is and will be so owned. A failure by the Portfolio to qualify as a regulated investment company, or to satisfy the section 817(h) requirements (including any such failure that may result from a failure of a Qualified Underlying Portfolio to qualify as a regulated investment company or to satisfy the section 817(h) requirements), would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The Portfolio also may invest in Non-Qualified Underlying Portfolios, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Non-Qualified Underlying Portfolio would be considered an “asset” of the Portfolio, and the Portfolio would need to be sure that no more than 55% of its assets were represented by one Non-Qualified Underlying Portfolio, no more than 70% by any two Non-Qualified Underlying Portfolios, no more than 80% by any three Non-Qualified Underlying Portfolios and no more than 90% by any four Non-Qualified Underlying Portfolios, in order that the Contracts would meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what MetLife Advisers might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

American Funds® Growth Allocation Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.43	$11.76	$10.10	$8.80	$9.33

Income (Loss) From Investment Operations
Net investment income (a)	0.13	0.18	0.16	0.15	0.16
Net realized and unrealized gain (loss) on investments	(0.14)	0.47	2.27	1.30	(0.56)

Total from investment operations	(0.01)	0.65	2.43	1.45	(0.40)

Less Distributions
Distributions from net investment income	(0.17)	(0.16)	(0.15)	(0.15)	(0.13)
Distributions from net realized capital gains	(0.68)	(1.82)	(0.62)	0.00	0.00

Total distributions	(0.85)	(1.98)	(0.77)	(0.15)	(0.13)

Net Asset Value, End of Period	$9.57	$10.43	$11.76	$10.10	$8.80

Total Return (%) (b)	(0.51)	6.72	25.44	16.54	(4.41)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.32	0.32	0.32	0.33	0.33
Ratio of net investment income to average net assets (%) (d)	1.28	1.67	1.44	1.57	1.70
Portfolio turnover rate (%)	8	9	42	17	8
Net assets, end of period (in millions)	$19.3	$17.5	$14.2	$9.7	$6.8

	Class C
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.34	$11.67	$10.02	$8.73	$9.26

Income (Loss) From Investment Operations
Net investment income (a)	0.09	0.14	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investments	(0.12)	0.47	2.26	1.30	(0.54)

Total from investment operations	(0.03)	0.61	2.38	1.40	(0.43)

Less Distributions
Distributions from net investment income	(0.14)	(0.12)	(0.11)	(0.11)	(0.10)
Distributions from net realized capital gains	(0.68)	(1.82)	(0.62)	0.00	0.00

Total distributions	(0.82)	(1.94)	(0.73)	(0.11)	(0.10)

Net Asset Value, End of Period	$9.49	$10.34	$11.67	$10.02	$8.73

Total Return (%) (b)	(0.76)	6.39	25.11	16.16	(4.73)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.62	0.62	0.62	0.63	0.63
Ratio of net investment income to average net assets (%) (d)	0.92	1.29	1.10	1.07	1.17
Portfolio turnover rate (%)	8	9	42	17	8
Net assets, end of period (in millions)	$2,816.9	$2,999.2	$2,951.2	$2,435.2	$2,237.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

American Funds® Growth Allocation Portfolio

32

APPENDIX A

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

The Portfolio may invest in Class 1 shares of Underlying Portfolios that are AFIS Funds. The following table sets forth: (i) the names of those Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of those Underlying Portfolios for the most recent fiscal year, and (iii) brief descriptions of those Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios that is an AFIS Fund is managed by Capital Research and Management Company. The following descriptions are qualified in their entirety by reference to the statements of additional information and the prospectuses for the Underlying Portfolios that are AFIS Funds.

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Blue Chip Income and Growth Fund Class 1	0.41%	The Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations greater than $4 billion. The Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the U.S., so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Fund is designed for investors seeking both income and capital appreciation.

Bond Fund Class 1	0.38%	The Fund seeks to provide as high a level of income as is consistent with the preservation of capital. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities. The Fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Fund may also invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated but determined to be of equivalent quality. The Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. In addition, the Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls.

Global Bond Fund Class 1	0.57%	The Fund seeks to provide, over the long term, as high a level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world, including in the U.S. and in emerging markets, and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as “junk bonds.” The total return of the Fund will be the result of interest income, changes in the market value of the Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Global Growth Fund Class 1	0.55%	The Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world believed to have potential for growth. The fund may invest a portion of its assets in companies located in emerging and developing countries. Although the Fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Global Growth and Income Fund Class 1	0.64%	The Fund seeks to provide long-term growth of capital while providing current income by investing primarily in common stocks of well-established companies located around the world, including in the U.S. and emerging markets, which have the potential for growth and/or to pay dividends. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Fund tends to invest in stocks believed to be relatively resilient to market declines.

Global Small Capitalization Fund Class 1	0.73%	The Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world, including in the U.S. and emerging markets. Normally, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations of $4.0 billion or less, measured at the time of purchase. However, the Fund’s holding of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth-Income Fund Class 1	0.29%	The Fund seeks to achieve long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Growth Fund Class 1	0.35%	The Fund seeks to provide growth of capital by investing primarily in common stocks and companies that appear to offer superior opportunities for growth of capital. The Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

High-Income Bond Fund Class 1	0.48%	The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs or unrated but determined to be of equivalent quality), including corporate loan obligations. The Fund may also invest a portion of its assets in securities of issuers domiciled outside the U.S.

International Fund Class 1	0.54%	The Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located outside the United States, including those located in developing countries, believed to have the potential for growth. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
International Growth and Income Fund Class 1	0.68%	The Fund seeks to provide long-term growth of capital while providing current income. The Fund invests primarily in stocks of larger, well-established companies domiciled outside the U.S., including emerging and developing countries, that have the potential for growth and/or to pay dividends. Currently, the Fund intends to invest at least 90% of its assets in securities of issuers domiciled outside the U.S. and whose securities are primarily listed on exchanges outside the U.S. The Fund therefore expects to be invested in numerous countries outside the U.S. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund focuses on stocks of companies with strong earnings that pay dividends.

New World Fund Class 1	0.79%	The Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

Ultra-Short Bond Fund Class 1	0.34%	The Fund seeks to provide current income, consistent with the maturity and quality standards applicable to the Fund, and preservation of capital and liquidity. Normally, the Fund invests substantially in high-quality money market instruments. The Fund may enter into repurchase agreements that are fully collateralized by cash or government securities. In addition, the Fund may invest in securities issued by entities domiciled outside the U.S. and securities with credit and liquidity support features provided by entities domiciled outside the U.S. The Fund may also invest in securities of U.S. issuers with substantial operations outside the U.S.

U.S. Government/AAA-Rated Securities Fund Class 1	0.35%

The Fund seeks to provide a high level of current income consistent with preservation of capital. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The Fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Portfolio also may invest in Class R-6 shares of Underlying Portfolios that are AF Retail Funds. The following table sets forth: (i) the names of those Underlying Portfolios, (ii) the expense ratios of the Class R-6 shares of those Underlying Portfolios for the most recent fiscal year, and (iii) brief descriptions of those Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios that is an AF Retail Fund is managed by Capital Research and Management Company. The following descriptions are qualified in their entirety by reference to the statements of additional information and the prospectuses for the Underlying Portfolios that are AF Retail Funds.

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
AMCAP Fund Class R-6	0.37%	The Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The Fund may invest in securities of issuers domiciled outside the U.S.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
American Mutual Fund Class R-6	0.30%

The Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The Fund seeks to invest primarily in commons stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The Fund invests primarily in common stocks of issuers domiciled in the U.S. and Canada.

Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. The Fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the Fund are rated investment grade or better or determined to be of equivalent quality by the investment adviser.

Capital Income Builder Class R-6	0.30%	The Fund has two primary investment objectives: (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital. The Fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Fund generally looks to the average yield on stocks of companies listed on the S&P 500. The Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the U.S.

Fundamental Investors Class R-6	0.31%	The Fund seeks to achieve long-term growth of capital and income. The Fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the Fund may invest significantly in securities of issuers domiciled outside the U.S.

Intermediate Bond Fund of America Class R-6	0.27%

The Fund seeks to provide current income consistent with its maturity and quality standards and preservation of capital. The Fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The Fund invests primarily in bonds and other debt securities with quality ratings of A- or better or A3 or better (by a NRSRO designated by the investment adviser) or unrated but determined to be of equivalent quality by the investment adviser. The Fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a NRSRO designated by the investment adviser) or in unrated securities determined to be of equivalent quality by the investment adviser.

The Fund primarily invests in intermediate-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the Fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The Fund may also invest in interest rate swaps to manage its sensitivity to interest rates.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Short-Term Bond Fund of America Class R-6	0.35%

The Fund seeks to provide current income, consistent with its maturity and quality standards, and preservation of capital. The Fund invests at least 80% of its assets in bonds (which include any debt instrument and cash equivalents) and maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities rated AA- or Aa3 or better by NRSROs designated by the investment adviser or unrated but determined to be of equivalent quality by the investment adviser. The Fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined to be of equivalent quality by the investment adviser.

The Fund primarily invests in short-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The Fund may also invest in asset backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The Fund may also invest in interest rate swaps to manage its sensitivity to interest rates.

The Income Fund of America Class R-6	0.28%

The Fund seeks to provide current income while secondarily striving for capital growth. Normally, the Fund invests primarily in income-producing securities, including equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the Fund’s assets will be invested in common stocks and other equity-type securities. However, depending on various factors, including market conditions, the Fund’s investment composition in equity, debt and cash or money market instruments may vary substantially. The Fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the U.S., including in developing markets. In addition, the Fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by NRSROs designated by the investment adviser or unrated but determined to be of equivalent quality by the investment adviser) (commonly known as “junk bonds”). In addition, the Fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

American Funds® Moderate Allocation Portfolio

Class B and Class C Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

American Funds® Moderate Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

A high total return in the form of income and growth of capital, with a greater emphasis on income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B	Class C
Management Fee	0.06%	0.06%
Distribution and/or Service (12b-1) Fees	0.25%	0.55%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.40%	0.40%

Total Annual Portfolio Operating Expenses	0.72%	1.02%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$74	$231	$402	$897
Class C	$105	$326	$566	$1,253

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio will invest substantially all of its assets in shares of the Underlying Portfolios, which are funds of the American Funds Insurance Series® and other funds within the American Fund family that are not part of the American Funds Insurance Series. The Portfolio has a target allocation between the broad asset classes of equity and fixed income. MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment process and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities and also invests in Underlying Portfolios that hold fixed income securities in accordance with target allocations of 50% to equity securities and 50% to fixed income securities.

The following chart describes the target allocations, as of May 1, 2016, between equity and fixed income securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios

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because each Underlying Portfolio may contain one or more asset classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation
Equity	50%
Domestic Equity		35%
Foreign Equity		15%
Fixed Income	50%
U.S. Investment Grade		41%
U.S. High Yield		5%
Foreign Fixed Income		4%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries, and the “Foreign Fixed Income” allocation shown above may be invested in foreign fixed securities of any credit quality but primarily will be invested in investment grade debt.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well as, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

The Portfolio seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds (commonly known as “junk bonds”).

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest, and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objectives. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the

Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been

American Funds® Moderate Allocation Portfolio

4

selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Interest Rate Risk.    The value of an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an

American Funds® Moderate Allocation Portfolio

5

Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase an Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	11.26%
Lowest Quarter	3rd – 2011	-7.46%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class B	-0.36%	6.16%	4.77%	4-28-08
Class C	-0.73%	5.83%	4.45%	4-28-08
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	5.85%	4.77%	—

Management

Adviser.    MetLife Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Wen Liu and Victor Soto. Mr. Leland has been a member since 2008. Ms. Slavin has been a member since 2012. Ms. Liu has been a member since 2013 and Mr. Soto has been a member since 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B and Class C shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

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selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying Portfolio’s fixed income investments will affect the volatility of the Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying Portfolio may buy another security with the proceeds, but that other

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security might pay a lower interest rate. Also, if an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying Portfolio’s shares and reduce the liquidity of an Underlying Portfolio’s debt securities and other income-producing holdings. An Underlying Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, an Underlying Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

An Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying Portfolio. If an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on

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their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

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The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign

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issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform

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or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the

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volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s investment adviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

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When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio. For example, the Securities and Exchange

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Commission has proposed a new rule that, if adopted, may restrict an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of an Underlying Portfolio more costly and less efficient and may require changes to the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Underlying Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in the Underlying Portfolios, which are funds of the American Funds Insurance Series (the “AFIS Funds”) and other funds within the American Fund family that are not part of the American Funds Insurance Series (the “AF Retail Funds”). MetLife Advisers first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, MetLife Advisers will establish targets for domestic and foreign equities. MetLife Advisers then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. MetLife Advisers may add new Underlying Portfolios, replace existing Underlying Portfolios with other AFIS Funds, other AF Retail Funds, or other portfolios of the Trust or the Metropolitan Series Fund (the “Fund”). They may also change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is set forth in Appendix A to this Prospectus and included in the current summary prospectuses and prospectuses for those portfolios. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large-cap, mid-cap, and small-cap exposure is considered, as is the investment bias toward growth or value style of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market

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instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. MetLife Advisers also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with management personnel of the Underlying Portfolios to discuss the positioning of the Underlying Portfolios and any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by MetLife Advisers, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Portfolio may invest in the following AFIS Funds:

Blue Chip Income and Growth Fund Bond Fund Global Bond Fund Global Growth Fund Global Growth and Income Fund Global Small Capitalization Fund Growth-Income Fund	Growth Fund High-Income Bond Fund International Fund International Growth and Income Fund New World Fund Ultra-Short Bond Fund U.S. Government/AAA-Rated Securities Fund

The Portfolio also may invest in the following AF Retail Funds:

AMCAP Fund American Mutual Fund Capital Income Builder Fundamental Investors	Intermediate Bond Fund of America Short-Term Bond Fund of America The Income Fund of America

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the Portfolio’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In

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addition, MetLife Advisers will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios, updated as of the end of the most recent calendar quarter, are available from the Trust at the following website—www.metlife.com/variablefunds. Upon accessing the website, select the requested Asset Allocation Portfolio to find actual allocations for the Portfolio as of the end of the prior quarter.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust. Currently, MetLife Advisers does not invest the Portfolio’s assets in any affiliated Underlying Portfolios.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Alan C. Leland, Jr., CFA, is the chair of the committee. Mr. Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of the Fund since 2005 and of the Trust since May 2012 and is a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”). He has worked for Metropolitan Life and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

Kristi Slavin, CFA, is Senior Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2008. She has been a Vice President of Metropolitan Life since 2014. From 2001 until she joined Metropolitan Life, Ms. Slavin was a Senior Portfolio Analyst for Columbia Management.

Wen Liu, CFA, is Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2013. She has been a Director of Metropolitan Life since 2013. From 2000 until she joined Metropolitan Life, Ms. Liu was with Bank of New York Mellon Investment Management where she performed manager research, due diligence, and portfolio analysis functions. Prior to this, she worked as an analyst for Putnam Investments.

Victor Soto, CFA, is Vice President of MetLife Advisers. Mr. Soto has worked for MetLife Advisers since rejoining Metropolitan Life in 2015. He has been an Assistant Vice President of Metropolitan Life since 2015. From 2013 until he rejoined Metropolitan Life, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc. (“FirstCommand”). From 2008 until he joined FirstCommand, he was an Investment Specialist at Metropolitan Life.

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The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.06% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the

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Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

For purposes of the following paragraphs, the available AFIS Funds and the portfolios of the Trust and the Fund are referred to collectively as “Qualified Underlying Portfolios;” the available AF Retail Funds in which the Portfolio also may invest are referred to collectively as “Non-Qualified Underlying Portfolios.”

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are

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in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an investment in a Qualified Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Qualified Underlying Portfolio, so long as the Qualified Underlying Portfolio qualifies as a regulated investment company and shares of the Qualified Underlying Portfolio are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Each Qualified Underlying Portfolio is and will be so owned. A failure by the Portfolio to qualify as a regulated investment company, or to satisfy the section 817(h) requirements (including any such failure that may result from a failure of a Qualified Underlying Portfolio to qualify as a regulated investment company or to satisfy the section 817(h) requirements), would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The Portfolio also may invest in Non-Qualified Underlying Portfolios, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Non-Qualified Underlying Portfolio would be considered an “asset” of the Portfolio, and the Portfolio would need to be sure that no more than 55% of its assets were represented by one Non-Qualified Underlying Portfolio, no more than 70% by any two Non-Qualified Underlying Portfolios, no more than 80% by any three Non-Qualified Underlying Portfolios and no more than 90% by any four Non-Qualified Underlying Portfolios, in order that the Contracts would meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what MetLife Advisers might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

American Funds® Moderate Allocation Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.61	$11.14	$10.58	$9.87	$10.05

Income (Loss) From Investment Operations
Net investment income (a)	0.17	0.21	0.17	0.20	0.25
Net realized and unrealized gain (loss) on investments	(0.18)	0.44	1.21	0.90	(0.20)

Total from investment operations	(0.01)	0.65	1.38	1.10	0.05

Less Distributions
Distributions from net investment income	(0.20)	(0.20)	(0.22)	(0.25)	(0.18)
Distributions from net realized capital gains	(0.47)	(0.98)	(0.60)	(0.14)	(0.05)

Total distributions	(0.67)	(1.18)	(0.82)	(0.39)	(0.23)

Net Asset Value, End of Period	$9.93	$10.61	$11.14	$10.58	$9.87

Total Return (%) (b)	(0.36)	6.44	13.75	11.28	0.44

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (d)	1.62	1.97	1.56	1.93	2.51
Portfolio turnover rate (%)	8	5	27	12	7
Net assets, end of period (in millions)	$9.2	$8.6	$6.2	$4.4	$2.8

	Class C
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.55	$11.08	$10.51	$9.81	$9.99

Income (Loss) From Investment Operations
Net investment income (a)	0.13	0.15	0.13	0.14	0.18
Net realized and unrealized gain (loss) on investments	(0.18)	0.47	1.22	0.91	(0.15)

Total from investment operations	(0.05)	0.62	1.35	1.05	0.03

Less Distributions
Distributions from net investment income	(0.16)	(0.17)	(0.18)	(0.21)	(0.16)
Distributions from net realized capital gains	(0.47)	(0.98)	(0.60)	(0.14)	(0.05)

Total distributions	(0.63)	(1.15)	(0.78)	(0.35)	(0.21)

Net Asset Value, End of Period	$9.87	$10.55	$11.08	$10.51	$9.81

Total Return (%) (b)	(0.73)	6.09	13.52	10.84	0.19

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%) (d)	1.22	1.42	1.20	1.36	1.79
Portfolio turnover rate (%)	8	5	27	12	7
Net assets, end of period (in millions)	$2,849.6	$3,118.4	$3,156.1	$3,027.8	$2,913.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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APPENDIX A

DESCRIPTION OF THE UNDERLYING PORTFOLIOS

The Portfolio may invest in Class 1 shares of Underlying Portfolios that are AFIS Funds. The following table sets forth: (i) the names of those Underlying Portfolios, (ii) the expense ratios of the Class 1 shares of those Underlying Portfolios for the most recent fiscal year, and (iii) brief descriptions of those Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios that is an AFIS Fund is managed by Capital Research and Management Company. The following descriptions are qualified in their entirety by reference to the statements of additional information and the prospectuses for the Underlying Portfolio that are AFIS Funds.

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Blue Chip Income and Growth Fund Class 1	0.41%	The Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the U.S. with market capitalizations greater than $4 billion. The Fund will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the U.S., so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities. The Fund is designed for investors seeking both income and capital appreciation.

Bond Fund Class 1	0.38%	The Fund seeks to provide as high a level of income as is consistent with the preservation of capital. Normally, the Fund invests at least 80% of its assets in bonds and other debt securities. The Fund invests at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents), including securities issued and guaranteed by the U.S. and other governments, and securites backed by mortgage and other assets. The Fund may also invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated but determined to be of equivalent quality. The Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks. In addition, the Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to be announced contracts and mortgage rolls.

Global Bond Fund Class 1	0.57%	The Fund seeks to provide, over the long term, as high a level of total return as is consistent with prudent management, by investing primarily in investment grade bonds issued by entities based around the world, including in the U.S. and in emerging markets, and denominated in various currencies, including U.S. dollars. The Fund may also invest in lower quality, higher yielding debt securities, sometimes referred to as “junk bonds.” The total return of the Fund will be the result of interest income, changes in the market value of the Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

Global Growth Fund Class 1	0.55%	The Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world believed to have potential for growth. The fund may invest a portion of its assets in companies located in emerging and developing countries. Although the Fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Global Growth and Income Fund Class 1	0.64%	The Fund seeks to provide long-term growth of capital while providing current income by investing primarily in common stocks of well-established companies located around the world, including in the U.S. and emerging markets, which have the potential for growth and/or to pay dividends. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the Fund tends to invest in stocks believed to be relatively resilient to market declines.

Global Small Capitalization Fund Class 1	0.73%	The Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world, including in the U.S. and emerging markets. Normally, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations of $4.0 billion or less, measured at the time of purchase. However, the Fund’s holding of small capitalization stocks may fall below the 80% threshold due to subsequent market action.

Growth-Income Fund Class 1	0.29%	The Fund seeks to achieve long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Growth Fund Class 1	0.35%	The Fund seeks to provide growth of capital investing primarily in common stocks and companies that appear to offer superior opportunities for growth of capital. The Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

High-Income Bond Fund Class 1	0.48%	The Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by NRSROs or unrated but determined to be of equivalent quality), including corporate loan obligations. The Fund may also invest a portion of its assets in securities of issuers domiciled outside the U.S.

International Fund Class 1	0.54%	The Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located outside the United States, including those located in developing countries, believed to have the potential for growth. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

International Growth and Income Fund Class 1	0.68%	The Fund seeks to provide long-term growth of capital while providing current income. The Fund invests primarily in stocks of larger, well-established companies domiciled outside the U.S., including emerging and developing countries, that have the potential for growth and/or to pay dividends. Currently, the Fund intends to invest at least 90% of its assets in securities of issuers domiciled outside the U.S. and whose securities are primarily listed on exchanges outside the U.S. The Fund therefore expects to be invested in numerous countries outside the U.S. Although the Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Fund focuses on stocks of companies with strong earnings that pay dividends.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
New World Fund Class 1	0.79%	The Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries.

Ultra-Short Bond Fund Class 1	0.34%	The Fund seeks to provide current income, consistent with the maturity and quality standards applicable to the Fund, and preservation of capital and liquidity. Normally, the Fund invests substantially in high-quality money market instruments. The Fund may enter into repurchase agreements that are fully collateralized by cash or government securities. In addition, the Fund may invest in securities issued by entities domiciled outside the U.S. and securities with credit and liquidity support features provided by entities domiciled outside the U.S. The Fund may also invest in securities of U.S. issuers with substantial operations outside the U.S.

U.S. Government/AAA-Rated Securities Fund Class 1	0.35%

The Fund seeks to provide a high level of current income consistent with preservation of capital. Normally, the Fund will invest at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality. The Fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The Fund may also invest a significant portion of its assets in mortgage-backed securities. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Portfolio also may invest in Class R-6 shares of Underlying Portfolios that are AF Retail Funds. The following table sets forth: (i) the names of those Underlying Portfolios, (ii) the expense ratios of the Class R-6 shares of those Underlying Portfolios for the most recent fiscal year, and (iii) brief descriptions of those Underlying Portfolios’ investment goals and principal strategies. Each of the Underlying Portfolios that is an AF Retail Fund is managed by Capital Research and Management Company. The following descriptions are qualified in their entirety by reference to the statements of additional information and the prospectuses for the Underlying Portfolios that are AF Retail Funds.

Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
AMCAP Fund Class R-6	0.37%	The Fund seeks to provide long-term growth of capital. The Fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The Fund may invest in securities of issuers domiciled outside the U.S.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
American Mutual Fund Class R-6	0.30%

The Fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The Fund seeks to invest primarily in commons stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The Fund invests primarily in common stocks of issuers domiciled in the U.S. and Canada.

Although the Fund focuses on investments in medium to larger capitalization companies, the Fund’s investments are not limited to a particular capitalization size. The Fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the Fund are rated investment grade or better or determined to be of equivalent quality by the investment adviser.

Capital Income Builder Class R-6	0.30%	The Fund has two primary investment objectives: (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital. The Fund normally invests at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The Fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the Fund generally looks to the average yield on stocks of companies listed on the S&P 500. The Fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the U.S.

Fundamental Investors Class R-6	0.31%	The Fund seeks to achieve long-term growth of capital and income. The Fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the Fund may invest significantly in securities of issuers domiciled outside the U.S.

Intermediate Bond Fund of America Class R-6	0.27%

The Fund seeks to provide current income consistent with its maturity and quality standards and preservation of capital. The Fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The Fund invests primarily in bonds and other debt securities with quality ratings of A- or better or A3 or better (by a NRSRO designated by the investment adviser) or unrated but determined to be of equivalent quality by the investment adviser. The Fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a NRSRO designated by the investment adviser) or in unrated securities determined to be of equivalent quality by the investment adviser.

The Fund primarily invests in intermediate-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the Fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The Fund may also invest in interest rate swaps to manage its sensitivity to interest rates.

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Underlying Portfolio and Class	Expense Ratio	Goal and Principal Strategy
Short-Term Bond Fund of America Class R-6	0.35%

The Fund seeks to provide current income, consistent with its maturity and quality standards, and preservation of capital. The Fund invests at least 80% of its assets in bonds (which include any debt instrument and cash equivalents) and maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities rated AA- or Aa3 or better by NRSROs designated by the investment adviser or unrated but determined to be of equivalent quality by the investment adviser. The Fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined to be of equivalent quality by the investment adviser.

The Fund primarily invests in short-term debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The Fund may also invest in asset backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit). The Fund may also invest in interest rate swaps to manage its sensitivity to interest rates.

The Income Fund of America Class R-6	0.28%

The Fund seeks to provide current income while secondarily striving for capital growth. Normally, the Fund invests primarily in income-producing securities, including equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally, at least 60% of the Fund’s assets will be invested in common stocks and other equity-type securities. However, depending on various factors, including market conditions, the Fund’s investment composition in equity, debt and cash or money market instruments may vary substantially. The Fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the U.S., including in developing markets. In addition, the Fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by NRSROs designated by the investment adviser or unrated but determined to be of equivalent quality by the investment adviser) (commonly known as “junk bonds”). In addition, the Fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the U.S.; however, these securities must be denominated in U.S. dollars.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

BlackRock High Yield Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

BlackRock High Yield Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To maximize total return, consistent with income generation and prudent investment management.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Interest Expense	0.01%	0.01%
All Other Expenses	0.06%	0.06%
Acquired Fund Fees and Expenses	0.06%	0.06%

Total Annual Portfolio Operating Expenses	0.73%	0.98%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$234	$407	$909
Class B	$100	$314	$544	$1,206

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies

BlackRock Financial Management, Inc. (“BlackRock” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in non-investment grade bonds with maturities of ten years or less. The Portfolio will normally invest at least 80% of its net assets in high yield bonds, including convertible and preferred securities. The high yield securities (commonly called “junk bonds”) acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by BlackRock to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The Portfolio may invest up to 20% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Portfolio’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Portfolio may also invest in common stocks.

BlackRock evaluates sectors of the high yield market and individual bonds within these sectors. Securities are purchased for the Portfolio when BlackRock determines that they have the potential for above-average total return.

To add additional diversification, BlackRock can invest in a wide range of securities, including corporate bonds, mezzanine investments, collateralized bond obligations (“CBOs”), bank loans and mortgage-backed and asset-backed securities. The Portfolio can also invest, to the extent consistent with its investment goal, in non-U.S. and emerging market securities and currencies. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy. These

3

securities involve considerable risk and have significant uncertainties regarding the issuer’s current or future ability to make interest and principal payments. Typically, BlackRock will invest in distressed securities when it believes they are undervalued.

The BlackRock team may, when consistent with the Portfolio’s investment goal, buy or sell options or futures on a security or an index of securities, or enter into credit default swaps (up to 15% of its assets) and interest rate or foreign currency transactions, including swaps (collectively, commonly known as “derivatives”). The Portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Convertible Securities Risk.     Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

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Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Collateralized Bond Obligations Risk.    Collateralized bond obligations are subject to varying degrees of credit risk. The Portfolio’s credit risk increases if its interests are subordinate to other holders’ interests.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not

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realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

The historical performance shown below for the Portfolio’s Class A shares prior to May 1, 2006 is the performance of the Portfolio’s predecessor fund managed by a different subadviser. Effective August 21, 2006, BlackRock became the subadviser. Investment performance information prior to that date is attributable to the Portfolio’s former subadviser.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.66%
Lowest Quarter	4th – 2008	-18.40%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-3.74%	5.52%	6.69%	—	—
Class B	-4.05%	5.27%	N/A	6.84%	4-28-08
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for mutual fund fees or expenses)	-4.43%	5.03%	6.95%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    BlackRock Financial Management, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    James Keenan, CFA, Managing Director of BlackRock, Mitchell Garfin, CFA, Managing Director of BlackRock, David Delbos, Managing Director of BlackRock and Derek Schoenhofen, Director of BlackRock, have managed the Portfolio since 2007, 2009, 2014 and 2009, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain

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dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an

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obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

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Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask

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for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to

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those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact

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of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Collateralized Bond Obligations Risk

Collateralized bond obligations (“CBOs”) are subject to varying degrees of credit risk depending on their level of credit protection and when they are entitled to receive payments of principal and interest. If the Portfolio purchases CBOs that are subordinated to other interests in the same pool of high yield debt securities, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the securities underlying CBOs may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of CBOs and potentially rendering them worthless.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of

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investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Reverse Repurchase Agreement Risk

Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risks that (i) the interest income earned from the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iv) the securities will not be returned in a timely manner or at all.

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The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities.

The Portfolio’s use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not used reverse repurchase agreements, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the interest income earned from the investment of the proceeds of the reverse repurchase agreement. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, that buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

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Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays U.S. Corporate High Yield 2% Issuer Capped Index (“Barclays HY Index”) is an unmanaged index that covers the universe of fixed rate non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from emerging market countries are excluded. There is a maximum 2% limit on issuers held in the Barclays HY Index.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment

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strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.60% of the average daily net assets of the Portfolio. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Fee Waiver Arrangement

BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment by the Portfolio in any investment company, unit investment trust or other collective investment fund, registered or non-registered, for which BlackRock or any of its affiliates serves as investment adviser. MetLife Advisers will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

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The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.35% of the Portfolio’s average daily net assets.

BlackRock Financial Management, Inc., is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., and its global subsidiaries provide investment management and risk management services and had assets under management totaling approximately $4.6 trillion as of December 31, 2015. BlackRock, Inc., is located at 55 East 52nd Street, New York, New York 10055.

The Portfolio is managed by a team of investment professionals at BlackRock. The lead members of the team are James Keenan, Managing Director of BlackRock since 2008, Mitchell Garfin, Managing Director of BlackRock since 2009, David Delbos, Managing Director of BlackRock since 2012 and Derek Schoenhofen, Director of BlackRock since 2006. Mr. Keenan has been part of the Portfolio’s management team since 2007, Mr. Delbos has been managing the Portfolio since 2014, and Messrs. Garfin and Schoenhofen have each been managing the Portfolio since 2009.

Mr. Keenan, CFA, is Head of Leveraged Finance Portfolios and Investments within BlackRock’s Fixed Income Portfolio Management Group. His primary responsibilities are managing portfolios and directing investment strategy.

Mr. Garfin, CFA, has served as a portfolio manager at BlackRock since 2005 and as a credit research analyst in BlackRock’s Portfolio Management Group from 2000 to 2005.

Mr. Delbos joined the Portfolio’s management team in 2014. His responsibilities include overseeing the management of the Portfolio. Prior to becoming a Managing Director at BlackRock in 2012, he was a Director at BlackRock from 2007 to 2011.

Mr. Schoenhofen has served as a portfolio manager at BlackRock since 2006. From 2000 to 2006, Mr. Schoenhofen was a member of the Portfolio Management Group responsible for managing the financing for the firm’s leveraged funds and investing all excess cash across all the real money accounts.

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Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife

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may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with

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respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash

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flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

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Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations

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supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

BlackRock High Yield Portfolio

	Class A
	Year ended December 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.22		$8.86	$8.93	$8.36	$8.70

Income (Loss) From Investment Operations
Net investment income (a)	0.42		0.48	0.54	0.59	0.59
Net realized and unrealized gain (loss) on investments	(0.69)		(0.16)	0.26	0.73	(0.35)

Total from investment operations	(0.27)		0.32	0.80	1.32	0.24

Less Distributions
Distributions from net investment income	(0.67)		(0.55)	(0.62)	(0.64)	(0.58)
Distributions from net realized capital gains	(0.07)		(0.41)	(0.25)	(0.11)	0.00

Total distributions	(0.74)		(0.96)	(0.87)	(0.75)	(0.58)

Net Asset Value, End of Period	$7.21		$8.22	$8.86	$8.93	$8.36

Total Return (%) (b)	(3.86	)(d)	3.65 (d)	9.52	16.80 (c)	2.50

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67		0.68	0.69	0.65	0.65
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66		0.67	0.66	0.65	0.65
Net ratio of expenses to average net assets (%)	0.67		0.68	0.66	0.65	0.65
Net ratio of expenses to average net assets excluding interest expense (%)	0.66		0.67	0.66	0.65	0.65
Ratio of net investment income to average net assets (%)	5.24		5.60	6.18	6.90	6.91
Portfolio turnover rate (%)	75		70	108	85	99
Net assets, end of period (in millions)	$422.2		$495.7	$538.3	$589.6	$518.4

	Class B
	Year ended December 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$8.14		$8.78	$8.85	$8.29	$8.64

Income (Loss) From Investment Operations
Net investment income (a)	0.39		0.45	0.51	0.56	0.56
Net realized and unrealized gain (loss) on investments	(0.68)		(0.15)	0.27	0.74	(0.34)

Total from investment operations	(0.29)		0.30	0.78	1.30	0.22

Less Distributions
Distributions from net investment income	(0.65)		(0.53)	(0.60)	(0.63)	(0.57)
Distributions from net realized capital gains	(0.07)		(0.41)	(0.25)	(0.11)	0.00

Total distributions	(0.72)		(0.94)	(0.85)	(0.74)	(0.57)

Net Asset Value, End of Period	$7.13		$8.14	$8.78	$8.85	$8.29

Total Return (%) (b)	(4.16	)(d)	3.42 (d)	9.33	16.54 (c)	2.34

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92		0.93	0.94	0.90	0.90
Gross ratio of expenses to average net assets excluding interest expense (%)	0.91		0.92	0.91	0.90	0.90
Net ratio of expenses to average net assets (%)	0.92		0.93	0.91	0.90	0.90
Net ratio of expenses to average net assets excluding interest expense (%)	0.91		0.92	0.91	0.90	0.90
Ratio of net investment income to average net assets (%)	4.99		5.34	5.94	6.65	6.66
Portfolio turnover rate (%)	75		70	108	85	99
Net assets, end of period (in millions)	$239.7		$273.0	$309.0	$324.9	$270.4

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	In 2012, 0.00% and 0.13% of the Portfolio’s total return for Class A and Class B, respectively, consists of a voluntary reimbursement by the subadvisor for a realized loss. Excluding this item, total return would have been 16.80% and 16.41% for Class A and Class B, respectively.

(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section included in the Portfolio’s annual report for the periods ended December 31, 2015 and December 31, 2014.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Met/Wellington Large Cap Research Portfolio

(formerly, WMC Large Cap Research Portfolio)

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Wellington Large Cap Research Portfolio

(formerly, WMC Large Cap Research Portfolio)

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.56%		0.56%		0.56%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.03%		0.03%		0.03%

Total Annual Portfolio Operating Expenses	0.59%		0.84%		0.74%
Fee Waiver *	(0.04%	)	(0.04%	)	(0.04%	)

Net Operating Expenses	0.55%		0.80%		0.70%

*	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.555% of the first $500 million of the Portfolio’s average daily net assets, 0.530% of such assets over $500 million up to $1 billion, 0.505% of such assets over $1 billion up to $2 billion, 0.495% of such assets over $2 billion up to $21.25 billion and 0.490% of such assets over $21.25 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$56	$185	$326	$736
Class B	$82	$265	$464	$1,037
Class E	$72	$233	$409	$917

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Wellington Management Company LLP (“Wellington Management” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity securities of U.S. companies and, to a lesser extent, of foreign companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of large-capitalization companies. The Portfolio considers a company to be a large-capitalization company if it has a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 1000® Index or the S&P 500 Index. As of December 31, 2015, the lowest capitalization of companies in the Russell® 1000 Index was $381.0 million, while the lowest capitalization of companies in the S&P 500 Index was $1.8 billion as of that date. Equity securities may include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants.

In managing the Portfolio, Wellington Management allocates the Portfolio’s assets across a variety of industries, selecting companies in each industry based on the research of Wellington Management’s team of global industry analysts. The Portfolio typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices. Wellington Management may invest up to 15% of the

3

Portfolio’s total net assets in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the Portfolio, Wellington Management utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective February 3, 2014, Wellington Management became the subadviser to the Portfolio. Investment performance prior to that date is attributable to former subadvisers to the Portfolio and the Portfolio’s predecessor fund.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	14.04%
Lowest Quarter	4th – 2008	-20.02%

Met/Wellington Large Cap Research Portfolio

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Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	4.59%	12.80%	6.50%	—	—
Class B	4.41%	12.52%	N/A	4.99%	4-30-07
Class E	4.45%	12.61%	N/A	5.10%	4-30-07
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)	1.38%	12.57%	7.31%	—	—
Russell 1000 Index (reflects no deduction for mutual fund fees or expenses)	0.92%	12.44%	7.40%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Wellington Management Company LLP is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio is managed by a team led by Cheryl M. Duckworth, Senior Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S., and Mark D. Mandel, Senior Managing Director and Director of Global Industry Research of Wellington Management. Ms. Duckworth and Mr. Mandel have been managers of the Portfolio since 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and

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clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all

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limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the

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time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market.

The Russell 1000 Index is an unmanaged measure of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the investable U.S. equity market.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the

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Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.625% of the first $250 million of such assets plus 0.60% of such assets over $250 million up to $500 million plus 0.575% of such assets over $500 million up to $1 billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.49% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Fee Waiver Arrangement

MetLife Advisers has agreed to waive a portion of the Management Fee reflecting a portion of the savings from the application of a discount to the subadvisory fees payable by MetLife Advisers to Wellington Management. More detailed information regarding the discount to the subadvisory fees payable to Wellington Management is described in the SAI.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the

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same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.21% of the Portfolio’s average daily net assets.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210, and is the Subadviser to the Portfolio. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2015, Wellington Management and its investment advisory affiliates had investment authority with respect to approximately $926 billion in assets.

The Portfolio is managed by a team of investment professionals who participate in the research process and stock selection. The lead members of this team are Cheryl M. Duckworth and Mark D. Mandel. Ms. Duckworth and Mr. Mandel are jointly and primarily responsible for the day-to-day management of the Portfolio.

Cheryl M. Duckworth, CFA, Senior Managing Director and Associate Director of Global Industry Research affiliated with Wellington Management and located outside the U.S., supervises and coordinates a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since 2014. Ms. Duckworth joined Wellington Management as an investment professional in 1994.

Mark D. Mandel, CFA, Senior Managing Director and Director of Global Industry Research of Wellington Management, supervises a team of global industry analysts that manage the Portfolio and has served in this capacity for the Portfolio since 2014. Mr. Mandel joined Wellington Management as an investment professional in 1994.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

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Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated Investment Company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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18

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive

Met/Wellington Large Cap Research Portfolio

19

Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

Met/Wellington Large Cap Research Portfolio

20

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in

Met/Wellington Large Cap Research Portfolio

21

the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Met/Wellington Large Cap Research Portfolio

(formerly, WMC Large Cap Research Portfolio)

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.49	$12.86	$9.71	$8.65	$8.70

Income (Loss) From Investment Operations
Net investment income (a)	0.18	0.16	0.11	0.14	0.11
Net realized and unrealized gain (loss) on investments	0.50	1.59	3.20	1.03	(0.06)

Total from investment operations	0.68	1.75	3.31	1.17	0.05

Less Distributions
Distributions from net investment income	(0.14)	(0.12)	(0.16)	(0.11)	(0.10)
Distributions from net realized capital gains	(1.07)	0.00	0.00	0.00	0.00

Total distributions	(1.21)	(0.12)	(0.16)	(0.11)	(0.10)

Net Asset Value, End of Period	$13.96	$14.49	$12.86	$9.71	$8.65

Total Return (%) (b)	4.59	13.78	34.49	13.59	0.46

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	0.60	0.62	0.64	0.64
Net ratio of expenses to average net assets (%) (c)(d)	0.51	0.53	0.60	0.63	0.63
Ratio of net investment income to average net assets (%)	1.23	1.16	1.03	1.54	1.20
Portfolio turnover rate (%)	63	136	42	103	98
Net assets, end of period (in millions)	$2,034.6	$2,207.6	$1,061.3	$873.0	$853.3

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.25	$12.66	$9.56	$8.52	$8.58

Income (Loss) From Investment Operations
Net investment income (a)	0.14	0.12	0.09	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.51	1.57	3.14	1.01	(0.07)

Total from investment operations	0.65	1.69	3.23	1.13	0.02

Less Distributions
Distributions from net investment income	(0.11)	(0.10)	(0.13)	(0.09)	(0.08)
Distributions from net realized capital gains	(1.07)	0.00	0.00	0.00	0.00

Total distributions	(1.18)	(0.10)	(0.13)	(0.09)	(0.08)

Net Asset Value, End of Period	$13.72	$14.25	$12.66	$9.56	$8.52

Total Return (%) (b)	4.41	13.41	34.17	13.32	0.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.85	0.87	0.89	0.89
Net ratio of expenses to average net assets (%) (c)(d)	0.76	0.78	0.85	0.88	0.88
Ratio of net investment income to average net assets (%)	0.98	0.87	0.78	1.29	0.99
Portfolio turnover rate (%)	63	136	42	103	98
Net assets, end of period (in millions)	$128.1	$139.0	$132.0	$108.1	$99.0
Please see following page for Financial Highlights footnote legend.

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23

Met/Wellington Large Cap Research Portfolio

(formerly, WMC Large Cap Research Portfolio)

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.39	$12.77	$9.65	$8.59	$8.65

Income (Loss) From Investment Operations
Net investment income (a)	0.15	0.13	0.10	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.51	1.60	3.16	1.03	(0.06)

Total from investment operations	0.66	1.73	3.26	1.16	0.03

Less Distributions
Distributions from net investment income	(0.12)	(0.11)	(0.14)	(0.10)	(0.09)
Distributions from net realized capital gains	(1.07)	0.00	0.00	0.00	0.00

Total distributions	(1.19)	(0.11)	(0.14)	(0.10)	(0.09)

Net Asset Value, End of Period	$13.86	$14.39	$12.77	$9.65	$8.59

Total Return (%) (b)	4.45	13.62	34.17	13.51	0.21

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	0.75	0.77	0.79	0.79
Net ratio of expenses to average net assets (%) (c)(d)	0.66	0.68	0.75	0.78	0.78
Ratio of net investment income to average net assets (%)	1.07	0.97	0.88	1.39	1.04
Portfolio turnover rate (%)	63	136	42	103	98
Net assets, end of period (in millions)	$78.8	$90.2	$94.3	$81.4	$94.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The effect of the voluntary portion of the waivers on average net assets was 0.03% and 0.04% for the years ended December 31, 2015 and 2014, respectively (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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24

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Clarion Global Real Estate Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Clarion Global Real Estate Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.04%	0.04%	0.04%

Total Annual Portfolio Operating Expenses	0.64%	0.89%	0.79%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$66	$205	$358	$800
Class B	$91	$285	$495	$1,100
Class E	$81	$253	$440	$981

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

CBRE Clarion Securities LLC (“CBRE Clarion” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Portfolio, CBRE Clarion will select companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate or similar activities. These companies include real estate investment trusts and similarly situated real estate companies outside the U.S. (“REITs”). The Portfolio will have investments located in a number of different countries, including the U.S. The Portfolio may invest up to 90% of its assets in foreign securities, including a maximum of 35% in emerging markets. The Portfolio may invest in companies of any market capitalization.

CBRE Clarion uses a multi-step investment process for constructing the Portfolio’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, CBRE Clarion selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of public and private property market trends and conditions. Second, CBRE Clarion uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including:

■	value and property;

■	capital structure; and

■	management and strategy.

3

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Concentration Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 28, 2008, CBRE Clarion became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	31.50%
Lowest Quarter	4th – 2008	-30.52%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-1.23%	6.87%	4.16%
Class B	-1.40%	6.58%	3.91%
Class E	-1.30%	6.71%	4.01%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for mutual fund fees or expenses)	-0.79%	7.17%	4.67%

Clarion Global Real Estate Portfolio

4

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    CBRE Clarion Securities LLC is the subadviser to the Portfolio.

Portfolio Managers.    T. Ritson Ferguson, Chief Executive Officer and Co-Chief Investment Officer, Steven D. Burton, Co-Chief Investment Officer and Managing Director and Joseph P. Smith, Co-Chief Investment Officer and Managing Director, have all managed the Portfolio since 2008.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Clarion Global Real Estate Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to

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developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the

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Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

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Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Concentration Risk

A Portfolio that invests a substantial portion of its assets (“concentrates”) in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to

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time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions

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(including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The FTSE EPRA/NAREIT Developed Index is an unmanaged index that tracks the performance of listed real estate companies and REITs worldwide.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $750 million plus 0.55% of such assets over $750 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.33% of the Portfolio’s average daily net assets.

CBRE CLARION SECURITIES LLC serves as Subadviser to the Portfolio. CBRE Clarion is a Delaware limited liability company whose earliest predecessor firm was founded in 1969. CBRE Clarion’s principal address is 201 King of Prussia Road, Radnor, Pennsylvania

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19087. CBRE Clarion is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 2015, were valued in excess of $20.8 billion.

The following individuals are jointly responsible for the day-to-day management of the Portfolio.

T. Ritson Ferguson, Chief Executive Officer and Co-Chief Investment Officer. Mr. Ferguson has served as Co-Chief Investment Officer or Chief Investment Officer of CBRE Clarion since 1992. Mr. Ferguson also serves as Chief Investment Officer of CBRE Global Investors, an affiliate of CBRE Clarion.

Steven D. Burton, Managing Director and Co-Chief Investment Officer. Mr. Burton joined Clarion in 1995.

Joseph P. Smith, Managing Director and Co-Chief Investment Officer. Mr. Smith joined Clarion in 1997.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

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In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is

Clarion Global Real Estate Portfolio

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trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners,

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the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No

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single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Clarion Global Real Estate Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.43	$11.14	$11.50	$9.32	$10.23

Income (Loss) From Investment Operations
Net investment income (a)	0.25	0.24	0.24	0.27	0.23
Net realized and unrealized gain (loss) on investments	(0.40)	1.26	0.23	2.15	(0.73)

Total from investment operations	(0.15)	1.50	0.47	2.42	(0.50)

Less Distributions
Distributions from net investment income	(0.50)	(0.21)	(0.83)	(0.24)	(0.41)

Total distributions	(0.50)	(0.21)	(0.83)	(0.24)	(0.41)

Net Asset Value, End of Period	$11.78	$12.43	$11.14	$11.50	$9.32

Total Return (%) (b)	(1.23)	13.67	3.76	26.30	(5.28)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.64	0.64	0.65	0.66	0.67
Ratio of net investment income to average net assets (%)	2.03	2.07	2.12	2.54	2.35
Portfolio turnover rate (%)	44	39 (c)	36	43	31
Net assets, end of period (in millions)	$887.3	$1,228.3	$1,200.0	$1,080.7	$939.0

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.36	$11.09	$11.45	$9.28	$10.20

Income (Loss) From Investment Operations
Net investment income (a)	0.22	0.22	0.21	0.24	0.21
Net realized and unrealized gain (loss) on investments	(0.39)	1.24	0.23	2.14	(0.74)

Total from investment operations	(0.17)	1.46	0.44	2.38	(0.53)

Less Distributions
Distributions from net investment income	(0.47)	(0.19)	(0.80)	(0.21)	(0.39)

Total distributions	(0.47)	(0.19)	(0.80)	(0.21)	(0.39)

Net Asset Value, End of Period	$11.72	$12.36	$11.09	$11.45	$9.28

Total Return (%) (b)	(1.40)	13.27	3.55	25.99	(5.59)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.89	0.89	0.90	0.91	0.92
Ratio of net investment income to average net assets (%)	1.81	1.84	1.86	2.29	2.09
Portfolio turnover rate (%)	44	39 (c)	36	43	31
Net assets, end of period (in millions)	$605.2	$691.4	$526.2	$518.7	$443.6

Please see following page for Financial Highlights footnote legend.

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Clarion Global Real Estate Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.41	$11.13	$11.49	$9.31	$10.22

Income (Loss) From Investment Operations
Net investment income (a)	0.23	0.23	0.22	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.39)	1.25	0.24	2.15	(0.74)

Total from investment operations	(0.16)	1.48	0.46	2.40	(0.52)

Less Distributions
Distributions from net investment income	(0.48)	(0.20)	(0.82)	(0.22)	(0.39)

Total distributions	(0.48)	(0.20)	(0.82)	(0.22)	(0.39)

Net Asset Value, End of Period	$11.77	$12.41	$11.13	$11.49	$9.31

Total Return (%) (b)	(1.30)	13.42	3.63	26.13	(5.41)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.79	0.79	0.80	0.81	0.82
Ratio of net investment income to average net assets (%)	1.91	1.92	1.96	2.38	2.17
Portfolio turnover rate (%)	44	39 (c)	36	43	31
Net assets, end of period (in millions)	$40.0	$45.3	$42.7	$41.5	$35.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

JPMorgan Small Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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JPMorgan Small Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.77%		0.77%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.05%		0.05%

Total Annual Portfolio Operating Expenses	0.82%		1.07%
Fee Waiver *	(0.09%	)	(0.09%	)

Net Operating Expenses	0.73%		0.98%

*	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the first $50 million of the Portfolio’s average daily net assets and 0.675% of such assets over $50 million. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$254	$448	$1,008
Class B	$100	$333	$584	$1,303

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

J.P. Morgan Investment Management Inc. (“JPMIM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities of small cap companies. The Portfolio defines small cap companies as companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. As of December 31, 2015, the highest capitalization of a company included in the Russell 2000 Value Index was $5.3 billion. In reviewing investment opportunities for the Portfolio, JPMIM uses a value-oriented approach. The Portfolio’s equity investments are primarily common stocks. The Portfolio may also invest in real estate investment trusts.

To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process

In managing the Portfolio, JPMIM employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into the portfolio. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they

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appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold a security if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk.    The Portfolio may invest in derivatives, including futures contracts, to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 29, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers using different investment objectives and investment strategies than those of the Portfolio.

JPMorgan Small Cap Value Portfolio

4

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	21.90%
Lowest Quarter	3rd – 2011	-22.70%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-7.25%	6.10%	6.68%	—	—
Class B	-7.43%	5.83%	N/A	5.72%	4-28-08
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)	-7.47%	7.67%	5.57%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    J.P. Morgan Investment Management Inc. is the subadviser to the Portfolio.

Portfolio Managers.    Dennis S. Ruhl, CFA, Managing Director of JPMIM, and Phillip D. Hart, CFA, Managing Director of JPMIM, have managed the Portfolio since 2013.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

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Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s

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ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Value Index is an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% of the first $100 million of such assets plus 0.775% of such assets over $100 million up to $500 million plus 0.75% of such assets over $500 million up to $1 billion plus 0.725% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.68% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio

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may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser and the former subadviser an aggregate investment subadvisory fee of 0.41% of the Portfolio’s average daily net assets.

J.P. MORGAN INVESTMENT MANAGEMENT INC., 270 Park Avenue, New York, New York 10017, is the Subadviser to the Portfolio. JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co. As of December 31, 2015, JPMIM and its affiliates managed over $1.7 trillion in assets.

The Portfolio’s portfolio managers are Dennis S. Ruhl, CFA, and Phillip D. Hart, CFA.

Mr. Ruhl, Managing Director of JPMIM, is the Chief Investment Officer of the U.S. Behavioral Finance Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

Mr. Hart, Managing Director of JPMIM, is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for the U.S. Behavioral Finance Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of

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this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares.

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The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being

JPMorgan Small Cap Value Portfolio

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taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors

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(“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners,

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the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m.

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Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the

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Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

JPMorgan Small Cap Value Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.09	$19.93	$15.07	$13.14	$14.85

Income (Loss) From Investment Operations
Net investment income (a)	0.27	0.22	0.21	0.21	0.15
Net realized and unrealized gain (loss) on investments	(1.42)	0.52	4.77	1.84	(1.62)

Total from investment operations	(1.15)	0.74	4.98	2.05	(1.47)

Less Distributions
Distributions from net investment income	(0.24)	(0.22)	(0.12)	(0.12)	(0.24)
Distributions from net realized capital gains	(1.55)	(2.36)	0.00	0.00	0.00

Total distributions	(1.79)	(2.58)	(0.12)	(0.12)	(0.24)

Net Asset Value, End of Period	$15.15	$18.09	$19.93	$15.07	$13.14

Total Return (%) (b)	(7.25)	4.66	33.25	15.66	(10.12)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	0.82	0.83	0.84	0.85
Net ratio of expenses to average net assets (%) (c)	0.73	0.73	0.75	0.84	0.85
Ratio of net investment income to average net assets (%)	1.59	1.22	1.21	1.44	1.08
Portfolio turnover rate (%)	38	35	110	38	47
Net assets, end of period (in millions)	$528.3	$647.2	$745.9	$377.3	$302.8

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.94	$19.79	$14.97	$13.06	$14.78

Income (Loss) From Investment Operations
Net investment income (a)	0.22	0.18	0.16	0.17	0.12
Net realized and unrealized gain (loss) on investments	(1.39)	0.50	4.74	1.83	(1.62)

Total from investment operations	(1.17)	0.68	4.90	2.00	(1.50)

Less Distributions
Distributions from net investment income	(0.20)	(0.17)	(0.08)	(0.09)	(0.22)
Distributions from net realized capital gains	(1.55)	(2.36)	0.00	0.00	0.00

Total distributions	(1.75)	(2.53)	(0.08)	(0.09)	(0.22)

Net Asset Value, End of Period	$15.02	$17.94	$19.79	$14.97	$13.06

Total Return (%) (b)	(7.43)	4.37	32.90	15.36	(10.36)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.07	1.07	1.08	1.09	1.10
Net ratio of expenses to average net assets (%) (c)	0.98	0.98	1.00	1.09	1.10
Ratio of net investment income to average net assets (%)	1.34	1.00	0.90	1.18	0.85
Portfolio turnover rate (%)	38	35	110	38	47
Net assets, end of period (in millions)	$29.5	$32.6	$31.0	$25.4	$21.8

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Goldman Sachs Mid Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Goldman Sachs Mid Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.04%	0.04%

Total Annual Portfolio Operating Expenses	0.75%	1.00%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$77	$241	$418	$933
Class B	$103	$320	$555	$1,229

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies

Goldman Sachs Asset Management, L.P. (“Goldman” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. As of December 31, 2015, the market capitalizations of companies in the Russell Midcap Value Index ranged from $381.0 million to $28.3 billion. These values will vary on a daily basis. Through intensive fundamental research, Goldman seeks to identify quality businesses selling at compelling valuations.

The Portfolio’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying the securities that the portfolio management team selects among those identified and evaluated. Goldman may decide to sell a position for various reasons, including valuation and price considerations, readjustment of Goldman’s outlook based on subsequent events, Goldman’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes.

Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Portfolio may also invest in the aggregate

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up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap Value Index at the time of investment. The Portfolio also may invest in real estate investment trusts.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.     Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.56%
Lowest Quarter	4th – 2008	-23.39%

Goldman Sachs Mid Cap Value Portfolio

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Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-8.95%	8.86%	6.86%
Class B	-9.12%	8.60%	6.59%
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)	-4.78%	11.25%	7.61%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Goldman Sachs Asset Management, L.P., is the subadviser to the Portfolio.

Portfolio Managers.    Timothy Ryan, CFA, Managing Director and Co-Lead Portfolio Manager—Value Equity, Sung Cho, CFA, Managing Director and Co-Lead Portfolio Manager—Value Equity, and Sean Gallagher, Managing Director and Chief Investment Officer—Value Equity, have each managed the Portfolio since 2015, 2015 and 2004, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Goldman Sachs Mid Cap Value Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

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may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

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growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

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Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

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Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.75% of the first $200 million of such assets plus 0.70% of such assets over $200 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.71% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio

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managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.42% of the Portfolio’s average daily net assets.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., 200 West Street, New York, New York 10282-2198, is the Subadviser to the Portfolio. Goldman, an affiliate of Goldman, Sachs & Co., has been a registered investment adviser since 1990 and as of December 31, 2015 managed, together with its investment advisory affiliates, approximately $1.0 trillion.

The Portfolio is managed by a team of investment professionals. Timothy Ryan, CFA, Managing Director—Value Equity, oversees portfolio construction and investment research for Goldman’s Mid Cap Value Strategy and US Real Estate Securities Strategy. Mr. Ryan joined Goldman in 2010. Sung Cho, CFA, Managing Director—Value Equity, oversees portfolio construction and investment research for Goldman’s Mid Cap Value Strategy. Mr. Cho joined Goldman in 2004. Sean Gallagher, Managing Director and Chief Investment Officer—Value Equity, oversees the portfolio management and investment research for Goldman’s US Value Equity accounts. Mr. Gallagher joined Goldman in 2000.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account

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maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain

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diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available

Goldman Sachs Mid Cap Value Portfolio

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investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no

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longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset

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value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

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Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Goldman Sachs Mid Cap Value Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.34	$17.76	$14.05	$11.96	$12.82

Income (Loss) From Investment Operations
Net investment income (a)	0.07	0.16	0.15	0.19	0.13
Net realized and unrealized gain (loss) on investments	(1.06)	1.84	4.32	2.01	(0.91)

Total from investment operations	(0.99)	2.00	4.47	2.20	(0.78)

Less Distributions
Distributions from net investment income	(0.15)	(0.15)	(0.18)	(0.11)	(0.08)
Distributions from net realized capital gains	(4.01)	(3.27)	(0.58)	0.00	0.00

Total distributions	(4.16)	(3.42)	(0.76)	(0.11)	(0.08)

Net Asset Value, End of Period	$11.19	$16.34	$17.76	$14.05	$11.96

Total Return (%) (b)	(8.95)	13.57	32.95	18.46	(6.13)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.75	0.75	0.74	0.75	0.76
Ratio of net investment income to average net assets (%)	0.53	0.98	0.95	1.45	1.05
Portfolio turnover rate (%)	95	85	112	81	74
Net assets, end of period (in millions)	$454.3	$525.1	$840.2	$643.9	$529.5

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.29	$17.72	$14.02	$11.94	$12.80

Income (Loss) From Investment Operations
Net investment income (a)	0.04	0.11	0.11	0.16	0.10
Net realized and unrealized gain (loss) on investments	(1.06)	1.83	4.31	2.00	(0.90)

Total from investment operations	(1.02)	1.94	4.42	2.16	(0.80)

Less Distributions
Distributions from net investment income	(0.10)	(0.10)	(0.14)	(0.08)	(0.06)
Distributions from net realized capital gains	(4.01)	(3.27)	(0.58)	0.00	0.00

Total distributions	(4.11)	(3.37)	(0.72)	(0.08)	(0.06)

Net Asset Value, End of Period	$11.16	$16.29	$17.72	$14.02	$11.94

Total Return (%) (b)	(9.12)	13.23	32.65	18.12	(6.29)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.00	1.00	0.99	1.00	1.01
Ratio of net investment income to average net assets (%)	0.28	0.69	0.70	1.18	0.78
Portfolio turnover rate (%)	95	85	112	81	74
Net assets, end of period (in millions)	$177.8	$223.6	$215.2	$175.8	$164.6

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Harris Oakmark International Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Harris Oakmark International Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.77%		0.77%		0.77%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.06%		0.06%		0.06%

Total Annual Portfolio Operating Expenses	0.83%		1.08%		0.98%
Fee Waiver *	(0.02%	)	(0.02%	)	(0.02%	)

Net Operating Expenses	0.81%		1.06%		0.96%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.850% of the first $100 million of the Portfolio’s average daily net assets, 0.800% of such assets over $100 million up to $1 billion and 0.725% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$83	$264	$460	$1,027
Class B	$109	$343	$596	$1,321
Class E	$98	$312	$542	$1,204

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Harris Associates L.P. (“Harris” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks of non-U.S. companies. The Portfolio may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio’s foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio invests primarily in mid- to large-cap companies. The Portfolio may engage in foreign currency transactions for hedging purposes.

Harris uses a value investment style in selecting equity securities for the Portfolio. Harris believes that over time, a company’s stock price converges with its true business value. By “true business value” Harris means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio’s investment objective. Harris uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies’ true business values.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could

3

lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Harris Oakmark International Portfolio

4

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	33.09%
Lowest Quarter	4th – 2008	-22.01%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-4.31%	5.66%	6.13%
Class B	-4.52%	5.40%	5.87%
Class E	-4.45%	5.51%	5.98%
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)	-0.81%	3.60%	3.03%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Harris Associates L.P. is the subadviser to the Portfolio.

Portfolio Managers.    David G. Herro, CFA, Deputy Chairman, Chief Investment Officer—International, and Robert A. Taylor, CFA, Vice President, have both managed the Portfolio since 2003.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Harris Oakmark International Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries

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are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

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Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

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Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s

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ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI Europe, Australasia, Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.85% of the first $100 million of such assets plus 0.80% of such assets over $100 million up to $1 billion plus 0.75% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.75% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any

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new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.47% of the Portfolio’s average daily net assets.

HARRIS ASSOCIATES L.P., 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606, is the Subadviser to the Portfolio. Together with its predecessor firms, Harris has advised and managed mutual funds since 1970. As of December 31, 2015, Harris had assets under management of approximately $122.7 billion.

David G. Herro, CFA, Deputy Chairman, Chief Investment Officer-International, and Robert A. Taylor, CFA, Vice President, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Taylor joined Harris in 1994 as an international analyst.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the

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Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not

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knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable Insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms

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of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically

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4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the

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Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Harris Oakmark International Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.94	$19.13	$15.06	$11.85	$13.78

Income (Loss) From Investment Operations
Net investment income (a)	0.29	0.37	0.31	0.29	0.24
Net realized and unrealized gain (loss) on investments	(0.76)	(1.31)	4.22	3.16	(2.17)

Total from investment operations	(0.47)	(0.94)	4.53	3.45	(1.93)

Less Distributions
Distributions from net investment income	(0.53)	(0.48)	(0.46)	(0.24)	(0.00	)(b)
Distributions from net realized capital gains	(1.51)	(1.77)	0.00	0.00	0.00

Total distributions	(2.04)	(2.25)	(0.46)	(0.24)	(0.00	)(b)

Net Asset Value, End of Period	$13.43	$15.94	$19.13	$15.06	$11.85

Total Return (%) (c)	(4.31)	(5.52)	30.80	29.47	(13.98)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.83	0.83	0.83	0.85
Net ratio of expenses to average net assets (%) (d)	0.81	0.81	0.81	0.81	0.83
Ratio of net investment income to average net assets (%)	1.88	2.12	1.79	2.26	1.79
Portfolio turnover rate (%)	49	45	58	41	48
Net assets, end of period (in millions)	$1,722.4	$1,903.6	$2,176.6	$1,929.3	$1,775.7

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.66	$18.84	$14.84	$11.67	$13.61

Income (Loss) From Investment Operations
Net investment income (a)	0.25	0.32	0.25	0.25	0.21
Net realized and unrealized gain (loss) on investments	(0.75)	(1.29)	4.17	3.13	(2.15)

Total from investment operations	(0.50)	(0.97)	4.42	3.38	(1.94)

Less Distributions
Distributions from net investment income	(0.48)	(0.44)	(0.42)	(0.21)	0.00
Distributions from net realized capital gains	(1.51)	(1.77)	0.00	0.00	0.00

Total distributions	(1.99)	(2.21)	(0.42)	(0.21)	0.00

Net Asset Value, End of Period	$13.17	$15.66	$18.84	$14.84	$11.67

Total Return (%) (c)	(4.52)	(5.79)	30.49	29.25	(14.25)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.08	1.08	1.08	1.08	1.10
Net ratio of expenses to average net assets (%) (d)	1.06	1.06	1.06	1.06	1.08
Ratio of net investment income to average net assets (%)	1.64	1.88	1.50	1.98	1.60
Portfolio turnover rate (%)	49	45	58	41	48
Net assets, end of period (in millions)	$1,163.9	$1,287.4	$1,379.5	$1,102.6	$948.2

Please see following page for Financial Highlights footnote legend.

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Harris Oakmark International Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.77	$18.95	$14.92	$11.74	$13.67

Income (Loss) From Investment Operations
Net investment income (a)	0.26	0.34	0.27	0.27	0.23
Net realized and unrealized gain (loss) on investments	(0.75)	(1.29)	4.20	3.13	(2.16)

Total from investment operations	(0.49)	(0.95)	4.47	3.40	(1.93)

Less Distributions
Distributions from net investment income	(0.50)	(0.46)	(0.44)	(0.22)	0.00
Distributions from net realized capital gains	(1.51)	(1.77)	0.00	0.00	0.00

Total distributions	(2.01)	(2.23)	(0.44)	(0.22)	0.00

Net Asset Value, End of Period	$13.27	$15.77	$18.95	$14.92	$11.74

Total Return (%) (c)	(4.45)	(5.67)	30.65	29.27	(14.12)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.98	0.98	0.98	0.98	1.00
Net ratio of expenses to average net assets (%) (d)	0.96	0.96	0.96	0.96	0.98
Ratio of net investment income to average net assets (%)	1.75	1.98	1.60	2.10	1.74
Portfolio turnover rate (%)	49	45	58	41	48
Net assets, end of period (in millions)	$113.1	$129.4	$148.9	$116.6	$101.9

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Distributions from net investment income were less than $0.01.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

ClearBridge Aggressive Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

ClearBridge Aggressive Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.02%	0.02%	0.02%

Total Annual Portfolio Operating Expenses	0.57%	0.82%	0.72%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$58	$183	$319	$715
Class B	$84	$263	$457	$1,017
Class E	$74	$231	$402	$897

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies

ClearBridge Investments, LLC (“ClearBridge” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in common stocks that ClearBridge believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of companies which comprise the S&P 500 Index. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the Portfolio’s assets may be invested in the securities of such companies.

ClearBridge emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. ClearBridge focuses primarily, but not exclusively, on emerging growth companies that have passed their “start up” phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the Portfolio acquires their stocks. When evaluating an individual stock, ClearBridge considers whether the company may benefit from:

•	New technologies, products or services

•	New cost reducing measures

•	Changes in management

•	Favorable changes in government regulations

The Portfolio may invest up to 25% of its net assets (at the time of investment) in foreign securities, which may include investments in emerging markets. The Portfolio may invest directly in foreign issuers or invest in depositary receipts.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

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Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Non-Diversification Risk.    To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective October 6, 2006, ClearBridge began managing the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.

ClearBridge Aggressive Growth Portfolio

4

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	17.27%
Lowest Quarter	4th – 2008	-22.05%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-3.81%	15.52%	7.70%
Class B	-4.04%	15.24%	7.44%
Class E	-3.99%	15.37%	7.55%
Russell 3000 Growth Index (reflects no deduction for mutual fund fees or expenses)	5.09%	13.30%	8.49%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    ClearBridge Investments, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Richard Freeman, Managing Director, Portfolio Manager, ClearBridge, and Evan Bauman, Managing Director, Portfolio Manager, ClearBridge, have managed the Portfolio since 2006.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Non-Diversification Risk

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to

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time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions

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(including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price to book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $500 million of such assets plus 0.60% of such assets over $500 million up to $1 billion plus 0.55% of such assets over $1 billion up to $2 billion plus 0.50% of such assets over $2 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.54% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Contractual Fee Waiver

MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the first $500 million of the Portfolio’s average daily net assets, 0.600% of such assets over $500 million up to $1 billion, 0.550% of such assets over $1 billion up to $2 billion, 0.500% of such assets over $2 billion up to $2.85 billion and 0.475% of such assets over $2.85 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

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MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.26% of the Portfolio’s average daily net assets.

CLEARBRIDGE INVESTMENTS, LLC, 620 Eighth Avenue, New York, New York 10018, is the Subadviser to the Portfolio. ClearBridge is an investment advisor that succeeded the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc., in December 2005. Assets under management by ClearBridge were approximately $107.5 billion as of December 31, 2015. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc. The following individuals are jointly responsible for managing the Portfolio:

Richard Freeman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Freeman has been with the organization since 1983 and has more than 40 years of investment experience.

Evan Bauman is a Managing Director and Portfolio Manager of ClearBridge. Mr. Bauman has been with the organization since 1996 and has over 20 years of investment experience.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax

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consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently

ClearBridge Aggressive Growth Portfolio

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taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable Insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to

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manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

ClearBridge Aggressive Growth Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$15.97	$13.45	$9.26	$7.81		$7.55

Income (Loss) From Investment Operations
Net investment income (a)	0.10	0.07	0.05	0.05		0.02
Net realized and unrealized gain (loss) on investments	(0.70)	2.50	4.19	1.42		0.25

Total from investment operations	(0.60)	2.57	4.24	1.47		0.27

Less Distributions
Distributions from net investment income	(0.07)	(0.05)	(0.05)	(0.02)		(0.01)

Total distributions	(0.07)	(0.05)	(0.05)	(0.02)		(0.01)

Net Asset Value, End of Period	$15.30	$15.97	$13.45	$9.26		$7.81

Total Return (%) (b)	(3.81)	19.12	45.90	18.81		3.55

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.57	0.57	0.61	0.64		0.65
Net ratio of expenses to average net assets (%) (c)	0.57	0.56	0.61	0.64		0.65
Ratio of net investment income to average net assets (%)	0.64	0.50	0.43	0.61		0.27
Portfolio turnover rate (%)	1	0 (d)	7	4		6
Net assets, end of period (in millions)	$2,029.0	$2,285.1	$1,496.3	$974.5		$657.9

	Class B
	Year ended December 31,
	2015	2014	2013	2012		2011
Net Asset Value, Beginning of Period	$15.59	$13.13	$9.04	$7.63		$7.39

Income (Loss) From Investment Operations
Net investment income (a)	0.06	0.04	0.02	0.03		0.00 (e)
Net realized and unrealized gain (loss) on investments	(0.69)	2.44	4.10	1.38		0.24

Total from investment operations	(0.63)	2.48	4.12	1.41		0.24

Less Distributions
Distributions from net investment income	(0.03)	(0.02)	(0.03)	(0.00	)(f)	0.00

Total distributions	(0.03)	(0.02)	(0.03)	(0.00	)(f)	0.00

Net Asset Value, End of Period	$14.93	$15.59	$13.13	$9.04		$7.63

Total Return (%) (b)	(4.04)	18.89	45.60	18.51		3.25

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	0.82	0.86	0.89		0.90
Net ratio of expenses to average net assets (%) (c)	0.82	0.81	0.86	0.89		0.90
Ratio of net investment income to average net assets (%)	0.39	0.25	0.18	0.31		0.04
Portfolio turnover rate (%)	1	0 (d)	7	4		6
Net assets, end of period (in millions)	$1,190.8	$1,335.9	$727.5	$467.3		$421.4

Please see following page for Financial Highlights footnote legend.

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ClearBridge Aggressive Growth Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.74	$13.26	$9.12	$7.70	$7.44

Income (Loss) From Investment Operations
Net investment income (a)	0.08	0.05	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.70)	2.46	4.14	1.40	0.25

Total from investment operations	(0.62)	2.51	4.17	1.43	0.26

Less Distributions
Distributions from net investment income	(0.05)	(0.03)	(0.03)	(0.01)	0.00

Total distributions	(0.05)	(0.03)	(0.03)	(0.01)	0.00

Net Asset Value, End of Period	$15.07	$15.74	$13.26	$9.12	$7.70

Total Return (%) (b)	(3.99)	18.94	45.85	18.57	3.49

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	0.72	0.76	0.79	0.80
Net ratio of expenses to average net assets (%) (c)	0.72	0.71	0.76	0.79	0.80
Ratio of net investment income to average net assets (%)	0.49	0.36	0.28	0.40	0.18
Portfolio turnover rate (%)	1	0 (d)	7	4	6
Net assets, end of period (in millions)	$43.9	$51.5	$24.6	$17.7	$17.2

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Rounds to less than 1%.

(e)	Net investment income was less than $0.01.

(f)	Distributions from net investment income were less than $0.01.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Loomis Sayles Global Markets Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Loomis Sayles Global Markets Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High total investment return through a combination of capital appreciation and income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.08%	0.08%

Total Annual Portfolio Operating Expenses	0.78%	1.03%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$80	$250	$435	$969
Class B	$106	$329	$571	$1,264

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. The Portfolio’s investments in equities will range between 50% and 70% of the Portfolio’s assets, and its investments in fixed income securities will range between 25% and 50% of the Portfolio’s assets. Loomis Sayles allocates the Portfolio’s assets among the following three sectors: (1) global equities, (2) domestic fixed income securities and (3) international fixed income securities.

In deciding how to allocate the Portfolio’s assets among the three sectors, Loomis Sayles attempts to determine the relative attractiveness of each of the three sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations. In deciding which global equity securities to buy and sell, Loomis Sayles generally looks for quality companies that can grow intrinsic value and are priced at an attractive valuation. In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Portfolio may invest in investment grade securities, although it may also invest up to 35% of its assets in below investment-grade securities (commonly called “junk bonds”).

The Portfolio will limit its investments in securities issued in emerging market countries to no more than 50% of its assets.

The Portfolio may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes. Loomis Sayles may hedge currency risk for the Portfolio (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is

3

unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged.

The Portfolio may engage in foreign currency hedging transactions, options for hedging and investment purposes, futures and swap transactions and other derivative transactions. The Portfolio also may invest in collateralized mortgage obligations, U.S. and foreign government securities, depositary receipts, real estate investment trusts and convertible securities.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon Loomis Sayles’ analysis of various factors and Loomis Sayles’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if Loomis Sayles allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as Loomis Sayles anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance

Loomis Sayles Global Markets Portfolio

4

of the real estate market generally or that of a particular sub-sector or geographic region.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.     Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	17.84%
Lowest Quarter	3rd – 2008	-19.56%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class A	1.47%	7.42%	7.52%	5-1-06
Class B	1.23%	7.16%	7.25%	5-1-06
MSCI World Index (reflects no deduction for mutual fund fees or expenses)	-0.87%	7.59%	4.14%	—
Citigroup World Government Bond Index (reflects no deduction for mutual fund fees or expenses)	-3.57%	-0.08%	3.35%	—

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Loomis, Sayles & Company, L.P., is the subadviser to the Portfolio.

Portfolio Managers.    Daniel J. Fuss, CFA, CIC, Executive Vice President and Vice Chairman of Loomis Sayles, David Rolley, CFA, Vice President of Loomis Sayles, Eileen N. Riley, CFA, Vice President of Loomis Sayles, and Lee M. Rosenbaum, Vice President of Loomis Sayles, have managed the Portfolio since 2006, 2006, 2013, and 2013, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks

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may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon Loomis Sayles’ analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and Loomis Sayles’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if Loomis Sayles allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as Loomis Sayles anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are

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currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property

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and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to

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the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage

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may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into

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equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the

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lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

The Citigroup World Government Bond Index is a market capitalization weighted index and tracks total returns of government bonds in over 20 countries globally.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $500 million of such assets plus 0.65% of such assets over $500 million up to $1 billion plus 0.60% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.70% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.42% of the Portfolio’s average daily net assets.

LOOMIS, SAYLES & COMPANY, L.P., One Financial Center, Boston, Massachusetts 02111, is the Subadviser to the Portfolio. Founded in 1926, Loomis Sayles is one of America’s oldest investment advisory firms with over $229.1 billion in assets under management as of December 31, 2015.

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The Portfolio is managed by a team of portfolio managers:

Daniel J. Fuss, CFA, CIC, Executive Vice President and Vice Chairman of Loomis Sayles has been with the firm since 1976. He is the portfolio manager of the domestic fixed income securities sector of the Portfolio.

David Rolley, CFA, Vice President of Loomis Sayles, has been with the firm since 1994. He is the portfolio manager of the international fixed income securities sector of the Portfolio.

Eileen N. Riley, CFA, Vice President of Loomis Sayles, has been with the firm since 2003. She is a portfolio manager of the global equities sector of the Portfolio.

Lee M. Rosenbaum, Vice President of Loomis Sayles, has been with the firm since 2008. He is a portfolio manager of the global equities sector of the Portfolio.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the

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Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not

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knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms

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of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically

Loomis Sayles Global Markets Portfolio

28

4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the

Loomis Sayles Global Markets Portfolio

29

Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Loomis Sayles Global Markets Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.12	$14.92	$13.06	$11.42	$11.84

Income (Loss) From Investment Operations
Net investment income (a)	0.27	0.29	0.35	0.36	0.27
Net realized and unrealized gain (loss) on investments	(0.04)	0.26	1.87	1.59	(0.39)

Total from investment operations	0.23	0.55	2.22	1.95	(0.12)

Less Distributions
Distributions from net investment income	(0.28)	(0.35)	(0.36)	(0.31)	(0.30)

Total distributions	(0.28)	(0.35)	(0.36)	(0.31)	(0.30)

Net Asset Value, End of Period	$15.07	$15.12	$14.92	$13.06	$11.42

Total Return (%) (b)	1.47	3.76	17.34	17.24	(1.25)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.78	0.78	0.78	0.79	0.80
Ratio of net investment income to average net assets (%)	1.76	1.91	2.53	2.93	2.22
Portfolio turnover rate (%)	40	45	59	33	58
Net assets, end of period (in millions)	$156.5	$171.1	$181.4	$173.7	$168.9

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.99	$14.80	$12.95	$11.33	$11.77

Income (Loss) From Investment Operations
Net investment income (a)	0.23	0.25	0.31	0.33	0.24
Net realized and unrealized gain (loss) on investments	(0.04)	0.25	1.86	1.58	(0.40)

Total from investment operations	0.19	0.50	2.17	1.91	(0.16)

Less Distributions
Distributions from net investment income	(0.24)	(0.31)	(0.32)	(0.29)	(0.28)

Total distributions	(0.24)	(0.31)	(0.32)	(0.29)	(0.28)

Net Asset Value, End of Period	$14.94	$14.99	$14.80	$12.95	$11.33

Total Return (%) (b)	1.23	3.47	17.13	16.93	(1.48)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.03	1.03	1.03	1.04	1.05
Ratio of net investment income to average net assets (%)	1.51	1.65	2.26	2.67	1.99
Portfolio turnover rate (%)	40	45	59	33	58
Net assets, end of period (in millions)	$316.2	$344.4	$352.9	$242.8	$218.5

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

T. Rowe Price Large Cap Value Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

T. Rowe Price Large Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.02%	0.02%	0.02%

Total Annual Portfolio Operating Expenses	0.59%	0.84%	0.74%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$60	$190	$330	$740
Class B	$86	$269	$468	$1,040
Class E	$76	$237	$413	$921

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in securities of large-cap companies the portfolio manager regards as undervalued.

The Portfolio defines a large-cap company as having a market cap that is either (i) larger than the current median market cap of companies in the Russell 1000 Value Index or (ii) larger than the three year average median market cap of companies in the index based on the previous three December 31 dates. The Russell 1000 Value Index is a widely used benchmark of the largest domestic value stocks. As of December 31, 2015, the median market cap for the Russell 1000 Value Index was approximately $7.0 billion. The market capitalization of the companies owned by the Portfolio and the Russell index changes over time; the Portfolio will not automatically sell or cease to purchase stock of a company it owns just because the company’s market capitalization falls below these levels.

The Portfolio may also purchase stocks of smaller companies.

The portfolio managers seek to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, the portfolio managers generally look for one or more of the following:

■	low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historical norm;

■	low stock price relative to a company’s underlying asset values;

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■	companies that may benefit from restructuring activity; and/or

■	a sound balance sheet and other positive financial characteristics.

In pursuing its investment objectives, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the portfolio managers believe will provide an opportunity for substantial appreciation. These situations might arise when the portfolio managers believe a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While the Portfolio will invest most of its assets in U.S. common stocks, the Portfolio may invest in other securities, including foreign stocks, in keeping with the Portfolio’s objectives. The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or re-deploy assets into more promising opportunities.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective May 1, 2011, T. Rowe Price became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.

T. Rowe Price Large Cap Value Portfolio

4

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	18.10%
Lowest Quarter	4th – 2008	-19.88%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-3.31%	10.88%	6.22%	—	—
Class B	-3.59%	10.60%	5.95%	—	—
Class E	-3.48%	N/A	N/A	3.51%	4-29-14
Russell 1000® Value Index (reflects no deduction for mutual fund fees or expenses)	-3.83%	11.27%	6.16%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    T. Rowe Price Associates, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Mark S. Finn, John D. Linehan, and Heather K. McPherson are Co-Chairmen of the T. Rowe Price Large-Cap Value Portfolio Investment Advisory committee. Messrs. Finn and Linehan have managed the Portfolio since 2011 and Ms. McPherson has managed the Portfolio since 2015.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

T. Rowe Price Large Cap Value Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

T. Rowe Price Large Cap Value Portfolio

6

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

T. Rowe Price Large Cap Value Portfolio

7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

T. Rowe Price Large Cap Value Portfolio

8

of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement

T. Rowe Price Large Cap Value Portfolio

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and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

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growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk

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(the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

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Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives a monthly fee at the annual rate of the Portfolio’s daily net assets that is calculated according to the fee schedule set forth in the table below. If the assets of the Portfolio cross a threshold in reverse (i.e., decline below a threshold), then the absolute dollar fee payable by the Portfolio to MetLife Advisers shall not be more than the minimum fee payable at the immediately higher threshold. When the Portfolio’s assets cross a threshold in reverse, the fee payable to MetLife Advisers shall be calculated according to the footnotes immediately following the table below. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.55% of the Portfolio’s average daily net assets.

	Asset Range	Asset Range	Asset Range	Asset Range	Asset Range
Assets	$0 to $100,000,000[1]	$100,000,000 to $200,000,000[2]	$200,000,000 to $500,000,000[3]	$500,000,000 to $1,000,000,000[4]	$1,000,000,000 And Up
First $50,000,000	0.750%	0.650%	0.620%	0.595%	0.570%
Next $50,000,000	0.700%	0.650%	0.620%	0.595%	0.570%
Next $100,000,000	N/A	0.650%	0.620%	0.595%	0.570%
Next $300,000,000	N/A	N/A	0.620%	0.595%	0.570%
Next $500,000,000	N/A	N/A	N/A	0.570%	0.570%
Excess over $1,000,000,000	N/A	N/A	N/A	N/A	0.570%

1	When the Portfolio’s net assets decline below $100 million, the fee payable to MetLife Advisers shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.750% of the first $50 million of such assets plus 0.700% of such assets over $50 million up to $100 million and (2) the fee on $100 million calculated at a flat rate of 0.650%.

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2	When the Portfolio’s net assets decline below $200 million but are over $100 million, the fee payable to MetLife Advisers shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.650% and (2) the fee on $200 million calculated at a flat rate of 0.620%.

3	When the Portfolio’s net assets decline below $500 million but are over $200 million, the fee payable to MetLife Advisers shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.620% and (2) the fee on $500 million calculated at a flat rate of 0.595%.

4	When the Portfolio’s net assets decline below $1 billion but are over $500 million, the fee payable to MetLife Advisers shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.595% of the first $500 million of such assets plus 0.570% of such assets over $500 million up to $1 billion and (2) the fee on $1 billion calculated at a flat rate of 0.570%.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s annual report which covers the period from January 1, 2015 to December 31, 2015.

Voluntary Fee Waiver

Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. If the current voluntary advisory fee waiver were reflected in the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses of the Portfolio” section of the prospectus, the Portfolio’s Total Annual Portfolio Operating Expenses would have been 0.56% for Class A shares, 0.81% for Class B shares and 0.71% for Class E shares. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The SAI provides more information about this fee waiver.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the

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Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.28% of the Portfolio’s average daily net assets.

T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, is the subadviser to the Portfolio. T. Rowe Price was founded in 1937. As of December 31, 2015, T. Rowe Price and its affiliates managed approximately $763.1 billion in assets for individual and institutional investor accounts.

The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Mark S. Finn, John D. Linehan, and Heather K. McPherson are Co-Chairmen of the Committee. The Committee Co-Chairmen have day-to-day responsibility for managing the Portfolio and work with the Committee in developing and executing the Portfolio’s investment program. Mr. Finn became Co-Chairman of the Committee in 2010 and he joined T. Rowe Price in 1990. Mr. Linehan has been Co-Chairman of the Committee since 2004 and he joined T. Rowe Price in 1998. Ms. McPherson became Co-Chairman of the Committee in 2015 and she joined T. Rowe Price in 2002.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount

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may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares.

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The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

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In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees.

(In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors

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(“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial

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intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

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Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No

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single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

T. Rowe Price Large Cap Value Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.94	$32.15	$24.42	$21.00	$22.00

Income (Loss) From Investment Operations
Net investment income (a)	0.66	0.57	0.48	0.47	0.42
Net realized and unrealized gain (loss) on investments	(1.82)	3.73	7.74	3.33	(1.23)

Total from investment operations	(1.16)	4.30	8.22	3.80	(0.81)

Less Distributions
Distributions from net investment income	(0.62)	(0.51)	(0.49)	(0.38)	(0.19)
Distributions from net realized capital gains	(0.07)	0.00	0.00	0.00	0.00

Total distributions	(0.69)	(0.51)	(0.49)	(0.38)	(0.19)

Net Asset Value, End of Period	$34.09	$35.94	$32.15	$24.42	$21.00

Total Return (%) (b)	(3.31)	13.57	34.09	18.27	(3.77)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	0.59	0.59	0.59	0.58
Net ratio of expenses to average net assets (%) (c)	0.56	0.56	0.56	0.56	0.56
Ratio of net investment income to average net assets (%)	1.88	1.69	1.69	2.06	1.96
Portfolio turnover rate (%)	33	19 (d)	14	15	104
Net assets, end of period (in millions)	$1,899.2	$2,176.5	$2,580.1	$2,019.1	$1,922.6

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$35.71	$31.95	$24.27	$20.87	$21.87

Income (Loss) From Investment Operations
Net investment income (a)	0.57	0.48	0.41	0.41	0.33
Net realized and unrealized gain (loss) on investments	(1.83)	3.71	7.70	3.31	(1.20)

Total from investment operations	(1.26)	4.19	8.11	3.72	(0.87)

Less Distributions
Distributions from net investment income	(0.52)	(0.43)	(0.43)	(0.32)	(0.13)
Distributions from net realized capital gains	(0.07)	0.00	0.00	0.00	0.00

Total distributions	(0.59)	(0.43)	(0.43)	(0.32)	(0.13)

Net Asset Value, End of Period	$33.86	$35.71	$31.95	$24.27	$20.87

Total Return (%) (b)	(3.59)	13.28	33.77	17.98	(4.01)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	0.84	0.84	0.84	0.83
Net ratio of expenses to average net assets (%) (c)	0.81	0.81	0.81	0.81	0.81
Ratio of net investment income to average net assets (%)	1.63	1.45	1.44	1.81	1.52
Portfolio turnover rate (%)	33	19 (d)	14	15	104
Net assets, end of period (in millions)	$933.1	$1,094.7	$1,065.2	$904.1	$883.6

Please see following page for Financial Highlights footnote legend.

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T. Rowe Price Large Cap Value Portfolio

	Class E
	Year ended December 31,
	2015	2014(e)
Net Asset Value, Beginning of Period	$35.82	$32.61

Income (Loss) From Investment Operations
Net investment income (a)	0.60	0.39
Net realized and unrealized gain (loss) on investments	(1.82)	2.82

Total from investment operations	(1.22)	3.21

Less Distributions
Distributions from net investment income	(0.58)	0.00
Distributions from net realized capital gains	(0.07)	0.00

Total distributions	(0.65)	0.00

Net Asset Value, End of Period	$33.95	$35.82

Total Return (%) (b)	(3.48)	9.84	(f)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	0.74	(g)
Net ratio of expenses to average net assets (%) (c)	0.71	0.71	(g)
Ratio of net investment income to average net assets (%)	1.73	1.65	(g)
Portfolio turnover rate (%)	33	19	(d)
Net assets, end of period (in millions)	$415.2	$496.0

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

(e)	Commencement of operations was April 23, 2014.

(f)	Periods less than one year are not computed on an annualized basis.

(g)	Computed on an annualized basis.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Invesco Mid Cap Value Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Invesco Mid Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

High total return by investing in equity securities of mid-sized companies.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.64%		0.64%		0.64%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.04%		0.04%		0.04%
Acquired Fund Fees and Expenses	0.08%		0.08%		0.08%

Total Annual Portfolio Operating Expenses	0.76%		1.01%		0.91%
Fee Waiver *	(0.02%	)	(0.02%	)	(0.02%	)

Net Operating Expenses	0.74%		0.99%		0.89%

*	Provided the Portfolio’s daily net assets are between $750 million and $1.4 billion, MetLife Advisers LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.625% of the first $1.4 billion of the Portfolio’s average daily net assets. If the Portfolio’s daily net assets are either below $750 million or above $1.4 billion, MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.700% of the first $200 million of the Portfolio’s average daily net assets, 0.650% of such assets over $200 million up to $500 million and 0.600% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$76	$242	$422	$943
Class B	$101	$321	$558	$1,239
Class E	$91	$289	$504	$1,122

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. (“Invesco” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-sized companies. Invesco emphasizes a value style of investing, seeking securities of companies that it believes are undervalued. Invesco seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, Invesco looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company. Invesco will consider selling a security if it reaches Invesco’s estimate of fair value or if a more attractive investment opportunity is identified.

The Portfolio considers a company to be a mid-sized company if it has a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell Midcap Index. As of December 31, 2015, the market capitalizations of companies in the Russell Midcap Index ranged from $381.0 million to $30.2 billion. The Portfolio invests in equity securities, primarily common stocks.

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The Portfolio may invest up to 20% of its total assets in securities of foreign issuers and may invest up to 20% of its total assets in real estate investment trusts (“REITs”).

The Portfolio may also utilize derivative instruments, including forward foreign currency contracts, futures contracts and options. The Portfolio may utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Portfolio will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Portfolio may invest in futures contracts, including index futures. The Portfolio may also invest in options to mitigate risk.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Real Estate Investment Risk.     Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note

Invesco Mid Cap Value Portfolio

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that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective October 1, 2013, Invesco became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.10%
Lowest Quarter	3rd – 2011	-22.14%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-8.76%	7.79%	4.92%	—	—
Class B	-8.98%	7.51%	4.66%	—	—
Class E	-8.88%	N/A	N/A	9.24%	4-25-12
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)	-4.78%	11.25%	7.61%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Invesco Advisers, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Thomas R. Copper (co-lead manager), Portfolio Manager, John Mazanec (co-lead manager), Portfolio Manager, and Sergio Marcheli, Portfolio Manager, have managed the Portfolio since 2013.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

Invesco Mid Cap Value Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks

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of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the

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Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies

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that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

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Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the

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Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $500 million plus 0.625% of such assets over $500 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.63% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case

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either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.38% of the Portfolio’s average daily net assets.

INVESCO ADVISERS, INC., 1555 Peachtree, N.E., Atlanta, Georgia 30309, is the Subadviser to the Portfolio. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. Invesco is an indirect wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2015, Invesco Ltd. managed approximately $775.6 billion in assets.

The following Invesco individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

Thomas R. Copper (co-lead manager), Portfolio Manager, has been responsible for the Portfolio since 2013 and has been associated with Invesco and/or its affiliates since 2010. Mr. Copper was previously associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (1986 to 2010).

John Mazanec (co-lead manager), Portfolio Manager, has been responsible for the Portfolio since 2013 and has been associated with Invesco and/or its affiliates since 2010. Mr. Mazanec was previously associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity (June 2008 to 2010).

Sergio Marcheli, Portfolio Manager, has been responsible for the Portfolio since 2013 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli was previously associated with Morgan Stanley Investment Management Inc. and/or its affiliates in an investment management capacity (2002 to 2010).

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

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Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge,

Invesco Mid Cap Value Portfolio

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at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

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If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may

Invesco Mid Cap Value Portfolio

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be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market

Invesco Mid Cap Value Portfolio

23

information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Invesco Mid Cap Value Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.36	$22.73	$17.57	$15.38	$16.04

Income (Loss) From Investment Operations
Net investment income (a)	0.14	0.13	0.16	0.23	0.10
Net realized and unrealized gain (loss) on investments	(1.77)	1.70	5.18	2.07	(0.64)

Total from investment operations	(1.63)	1.83	5.34	2.30	(0.54)

Less Distributions
Distributions from net investment income	(0.14)	(0.16)	(0.18)	(0.11)	(0.12)
Distributions from net realized capital gains	(0.98)	(4.04)	0.00	0.00	0.00

Total distributions	(1.12)	(4.20)	(0.18)	(0.11)	(0.12)

Net Asset Value, End of Period	$17.61	$20.36	$22.73	$17.57	$15.38

Total Return (%) (b)	(8.76)	9.96	30.63	15.00	(3.46)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	0.69	0.70	0.69	0.73
Net ratio of expenses to average net assets (%) (c)	0.66	0.67	0.69	0.69	0.73
Ratio of net investment income to average net assets (%)	0.71	0.62	0.78	1.37	0.65
Portfolio turnover rate (%)	26	42 (d)	144	66	47
Net assets, end of period (in millions)	$361.9	$431.4	$355.5	$304.7	$35.6

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.02	$22.42	$17.34	$15.18	$15.84

Income (Loss) From Investment Operations
Net investment income (a)	0.09	0.08	0.11	0.16	0.06
Net realized and unrealized gain (loss) on investments	(1.74)	1.67	5.12	2.07	(0.64)

Total from investment operations	(1.65)	1.75	5.23	2.23	(0.58)

Less Distributions
Distributions from net investment income	(0.09)	(0.11)	(0.15)	(0.07)	(0.08)
Distributions from net realized capital gains	(0.98)	(4.04)	0.00	0.00	0.00

Total distributions	(1.07)	(4.15)	(0.15)	(0.07)	(0.08)

Net Asset Value, End of Period	$17.30	$20.02	$22.42	$17.34	$15.18

Total Return (%) (b)	(8.98)	9.64	30.30	14.70	(3.70)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	0.94	0.95	0.94	0.98
Net ratio of expenses to average net assets (%) (c)	0.91	0.92	0.94	0.94	0.98
Ratio of net investment income to average net assets (%)	0.47	0.38	0.53	1.00	0.41
Portfolio turnover rate (%)	26	42 (d)	144	66	47
Net assets, end of period (in millions)	$751.4	$871.3	$800.0	$705.4	$357.1

Please see following page for Financial Highlights footnote legend.

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Invesco Mid Cap Value Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012(e)
Net Asset Value, Beginning of Period	$20.19	$22.58	$17.46	$16.44

Income (Loss) From Investment Operations
Net investment income (a)	0.11	0.10	0.13	0.14
Net realized and unrealized gain (loss) on investments	(1.75)	1.68	5.15	0.88

Total from investment operations	(1.64)	1.78	5.28	1.02

Less Distributions
Distributions from net investment income	(0.11)	(0.13)	(0.16)	0.00
Distributions from net realized capital gains	(0.98)	(4.04)	0.00	0.00

Total distributions	(1.09)	(4.17)	(0.16)	0.00

Net Asset Value, End of Period	$17.46	$20.19	$22.58	$17.46

Total Return (%) (b)	(8.88)	9.74	30.46	6.20	(f)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	0.84	0.85	0.84	(g)
Net ratio of expenses to average net assets (%) (c)	0.81	0.82	0.84	0.84	(g)
Ratio of net investment income to average net assets (%)	0.56	0.47	0.62	1.26	(g)
Portfolio turnover rate (%)	26	42 (d)	144	66
Net assets, end of period (in millions)	$30.5	$38.1	$40.9	$37.6

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

(e)	Commencement of operations was April 25, 2012.

(f)	Periods less than one year are not computed on an annualized basis.

(g)	Computed on an annualized basis.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.
SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

MetLife Asset Allocation 100 Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Asset Allocation 100 Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.07%	0.07%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.68%	0.68%

Total Annual Portfolio Operating Expenses	0.76%	1.01%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$244	$424	$945
Class B	$104	$323	$560	$1,241

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”). The Portfolio has a target allocation between the broad asset classes of equity and fixed income. MetLife Advisers, LLC (“MetLife Advisers”), the adviser to the Portfolio, establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those assets classes. MetLife Advisers then selects the Underlying Portfolios in which the Portfolio invests based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes and portfolio analytical and management personnel.

Under normal circumstances, the Portfolio invests substantially all of its assets in Underlying Portfolios that may hold large cap, small cap, mid cap or foreign equity securities in accordance with target allocations of 100% to equity securities.

The following chart describes the target allocations, as of May 1, 2016, to equity securities. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios because each Underlying Portfolio may contain one or more asset

3

classes (e.g., equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (e.g., small cap, mid cap and foreign securities). Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, the actual allocations may vary from the Portfolio’s target allocations in the chart below. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to market valuation changes.

Asset Class	Target Allocation
Equity	100%
U.S. Large Cap		39%
U.S. Mid Cap		21%
U.S. Small Cap		8%
Foreign Equity		32%

The “Foreign Equity” allocation shown above may be invested in foreign equity securities of any capitalization or country but primarily will be invested in larger capitalization companies of developed countries.

The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest in stock of large established U.S. companies, as well as, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to the Portfolio’s risk profile. It is anticipated that any changes to the targets for the broad asset classes will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the Portfolio’s investments in any of the Underlying Portfolios.

For additional information about the Portfolio’s investment strategies, the names of the Underlying Portfolios in which the Portfolio may invest and the actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios as of the end of the prior quarter, please see “Additional Information about this Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk.    An Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a

MetLife Asset Allocation 100 Portfolio

4

particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk.    An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase and Underlying Portfolio’s volatility and may require the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	20.18%
Lowest Quarter	4th – 2008	-24.41%

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Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-1.67%	8.22%	4.88%
Class B	-2.01%	7.97%	4.61%
Dow Jones Aggressive Index (reflects no deduction for mutual fund fees or expenses)	-2.56%	7.89%	6.33%

Management

Adviser.    MetLife Advisers, LLC, is the Portfolio’s investment adviser.

Portfolio Managers.    The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Wen Liu and Victor Soto. Mr. Leland has been a member since 2004. Ms. Slavin has been a member since 2012. Ms. Liu has been a member since 2013 and Mr. Soto has been a member since 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser, who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and MetLife Advisers’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as MetLife Advisers anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Risk

An Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional

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selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

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The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign

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issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying

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Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of an Underlying Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When an Underlying Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Underlying Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of an Underlying Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of an Underlying Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Derivatives Risk

An Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

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When a derivative or other instrument is used as a hedge against an offsetting position that an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if an Underlying Portfolio hedges imperfectly, the Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. An Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed an Underlying Portfolio’s returns from those transactions, resulting in the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Underlying Portfolio in connection with that transaction. If an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Underlying Portfolio. For example, the Securities and Exchange

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Commission has proposed a new rule that, if adopted, may restrict an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of an Underlying Portfolio more costly and less efficient and may require changes to the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Underlying Portfolio or its ability to achieve its investment objectives.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Underlying Portfolios’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying Portfolio’s subadviser. High portfolio turnover rates will increase the Underlying Portfolios’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying Portfolios.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Trust or the Fund. MetLife Advisers first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. For example, within the broad equity category, MetLife Advisers will establish targets for large cap, mid cap, small cap and foreign equities. MetLife Advisers then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. MetLife Advisers may add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2016. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered, as is the investment bias toward growth or value style of investment. Further, the type of growth or value management

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employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities, government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. MetLife Advisers also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with or visit management personnel of each Underlying Portfolio to discuss the management personnel’s outlook and positioning of the Underlying Portfolio and determine the extent of any changes that may have occurred. Periodically, MetLife Advisers will evaluate the Portfolio’s allocation between the broad asset classes of equity and fixed income, as well as the exposure to various investment styles and asset sectors within the broad asset classes. It is anticipated that any changes to the targets for the broad asset classes of equity and fixed income will be, in any given year, within a range of plus or minus 10% from the current allocations. Concurrently, MetLife Advisers will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by MetLife Advisers, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Underlying Portfolios in which the Portfolio may currently invest are:

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Invesco Comstock Portfolio

Invesco Mid Cap Value Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

Met/Aberdeen Emerging Markets Equity Portfolio

Met/Artisan International Portfolio

Met/Eaton Vance Floating Rate Portfolio

Met/Franklin Low Duration Total Return Portfolio

Met/Templeton International Bond Portfolio

METROPOLITAN SERIES FUND

Baillie Gifford International Stock Portfolio

Barclays Aggregate Bond Index Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Met/Artisan Mid Cap Value Portfolio

Met/Dimensional International Small Company Portfolio

Met/Wellington Balanced Portfolio

Met/Wellington Core Equity Opportunities Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

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MET INVESTORS SERIES TRUST

Met/Wellington Large Cap Research Portfolio

MetLife Small Cap Value Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pyramis® Government Income Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

MFS® Total Return Portfolio

MFS® Value Portfolio

MSCI EAFE® Index Portfolio

Neuberger Berman Genesis Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Portfolio’s investments in the Underlying Portfolios will be made in an attempt to achieve the target allocations, as set forth in the Portfolio Summary, the actual allocations to equity and fixed income securities may vary from the Portfolio’s target allocations. Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

The actual allocation percentages of the Portfolio’s investments in the Underlying Portfolios, updated as of the end of the most recent calendar quarter, are available from the Trust at the following website—www.metlife.com/variablefunds. Upon accessing the website, select the requested Asset Allocation Portfolio to find actual allocations for the Portfolio as of the end of the prior quarter.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share

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of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers receives investment advisory fees from the Underlying Portfolios in which the Portfolio invests. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in Underlying Portfolios with higher fees than other Underlying Portfolios. Also MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and the Fund.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk

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(the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying Portfolios may do so in an attempt to achieve their investment objectives.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. MetLife Advisers may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. The index consists of both domestic and foreign stocks from Dow Jones and will always have a 100% allocation to stocks.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by MetLife Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, manages the Portfolio. MetLife Advisers is responsible for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be

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held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Portfolio.

Alan C. Leland, Jr., CFA, is the chair of the committee. Mr. Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of the Fund since 2005 and of the Trust since May 2012 and is a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”). He has worked for Metropolitan Life and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

Kristi Slavin, CFA, is Senior Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2008. She has been a Vice President of Metropolitan Life since 2014. From 2001 until she joined Metropolitan Life, Ms. Slavin was a Senior Portfolio Analyst for Columbia Management.

Wen Liu, CFA, is Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2013. She has been a Director of Metropolitan Life since 2013. From 2000 until she joined Metropolitan Life, Ms. Liu was with Bank of New York Mellon Investment Management where she performed manager research, due diligence, and portfolio analysis functions. Prior to this, she worked as an analyst for Putnam Investments.

Victor Soto, CFA, is Vice President of MetLife Advisers. Mr. Soto has worked for MetLife Advisers since rejoining Metropolitan Life in 2015. He has been an Assistant Vice President of Metropolitan Life since 2015. From 2013 until he rejoined Metropolitan Life, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc. (“FirstCommand”). From 2008 until he joined FirstCommand, he was an Investment Specialist at Metropolitan Life.

MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for the Portfolio and the Portfolio’s investments in the Underlying Portfolios, which may assist MetLife Advisers in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of the Portfolio’s investments among the Underlying Portfolios. MetLife Advisers is responsible for paying the consulting fees.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the

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approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.10% of first $500 million of such assets plus 0.075% of such assets over $500 million up to $1 billion plus 0.05% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.07% of the Portfolio’s average daily net assets.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the

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Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also

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declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an

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investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as the Underlying Portfolio qualifies as a regulated investment company and shares of the Underlying Portfolio are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Each Underlying Portfolio is and will be so owned. A failure by the Portfolio to qualify as a regulated investment company, or to satisfy the section 817(h) requirements (including any such failure that may result from a failure of an Underlying Portfolio to qualify as a regulated investment company or to satisfy the section 817(h) requirements), would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a

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market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying Portfolios by the Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which the Portfolio invests. For information about the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the Underlying Portfolios. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Asset Allocation 100 Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$14.03	$13.46	$10.48	$9.03	$9.68

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.17	0.12	0.02	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	(0.31)	0.58	3.07	1.44	(0.51)

Total from investment operations	(0.14)	0.70	3.09	1.53	(0.52)

Less Distributions
Distributions from net investment income	(0.22)	(0.13)	(0.11)	(0.08)	(0.13)
Distributions from net realized capital gains	(1.07)	0.00	0.00	0.00	0.00

Total distributions	(1.29)	(0.13)	(0.11)	(0.08)	(0.13)

Net Asset Value, End of Period	$12.60	$14.03	$13.46	$10.48	$9.03

Total Return (%) (b)	(1.67)	5.24	29.77	17.05	(5.57)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.08	0.08	0.10	0.10	0.10
Ratio of net investment income (loss) to average net assets (%) (d)	1.27	0.85	0.15	0.89	(0.08)
Portfolio turnover rate (%)	11	17	13	13	23
Net assets, end of period (in millions)	$581.6	$631.6	$646.3	$68.5	$56.3

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.98	$13.40	$10.43	$8.99	$9.64

Income (Loss) From Investment Operations
Net investment income (a)	0.14	0.08	0.13	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.33)	0.60	2.93	1.43	(0.60)

Total from investment operations	(0.19)	0.68	3.06	1.50	(0.54)

Less Distributions
Distributions from net investment income	(0.18)	(0.10)	(0.09)	(0.06)	(0.11)
Distributions from net realized capital gains	(1.07)	0.00	0.00	0.00	0.00

Total distributions	(1.25)	(0.10)	(0.09)	(0.06)	(0.11)

Net Asset Value, End of Period	$12.54	$13.98	$13.40	$10.43	$8.99

Total Return (%) (b)	(2.01)	5.09	29.51	16.74	(5.78)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.33	0.33	0.35	0.35	0.35
Ratio of net investment income to average net assets (%) (d)	1.01	0.60	1.07	0.67	0.61
Portfolio turnover rate (%)	11	17	13	13	23
Net assets, end of period (in millions)	$1,051.4	$1,169.0	$1,222.3	$997.4	$945.4

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.

(d)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

MetLife Asset Allocation 100 Portfolio

29

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Met/Aberdeen Emerging Markets Equity Portfolio

(formerly, MFS® Emerging Markets Equity Portfolio)

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Aberdeen Emerging Markets Equity Portfolio

(formerly, MFS® Emerging Markets Equity Portfolio)

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.88%		0.88%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.14%		0.14%

Total Annual Portfolio Operating Expenses	1.02%		1.27%
Fee Waiver *	(0.05%	)	(0.05%	)

Net Operating Expenses	0.97%		1.22%

*	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period January 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.950% of the first $250 million of the Portfolio’s average daily net assets, 0.900% of such assets over $250 million up to $500 million, 0.800% of such assets over $500 million up to $1 billion and 0.750% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$99	$321	$561	$1,248
Class B	$125	$400	$696	$1,537

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies

Aberdeen Asset Managers Limited (“Aberdeen” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets primarily in common stocks, but may also invest the Portfolio’s assets in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. Under normal circumstances, the Portfolio invests at least 80% of the value of its net assets in equity securities of emerging market companies. An emerging market country is any country determined by Aberdeen to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. A company is considered to be an emerging market company if Aberdeen determines that the company meets one or more of the following criteria:

■	the company is organized under the laws of, or has its principal office in an emerging market country;

■	the company has its principal securities trading market in an emerging market country;

■

the company alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country; and/or

■	the company issues securities denominated in the currency of an emerging market country.

3

The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it is permitted to invest. The Portfolio typically has full currency exposure to those markets in which it invests.

The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.

Aberdeen employs a fundamental, bottom-up equity investment style which is characterized by intensive, first-hand research and disciplined company evaluation. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the investment team seeks to determine whether the company is a business that has good growth prospects and a balance sheet that supports expansion, and the team evaluates other business risks. In the price filter, the investment team assesses the value of a company by reference to standard financial ratios, and estimates the value of the company relative to its market price and the valuations of companies within a relevant universe. The investment team may sell a security when it perceives that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Met/Aberdeen Emerging Markets Equity Portfolio

4

Effective January 1, 2016, Aberdeen became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the former investment subadviser to the Portfolio.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	30.47%
Lowest Quarter	3rd – 2008	-30.44%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class A	-13.66%	-5.62%	0.18%	5-1-06
Class B	-13.81%	-5.84%	-0.07%	5-1-06
MSCI Emerging Markets (EM) Index (reflects no deduction for mutual fund fees or expenses)	-14.92%	-4.81%	1.80%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Aberdeen Asset Managers Limited is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio is managed by Aberdeen’s Global Emerging Markets Equity Team. The team includes Hugh Young, Managing Director—Asia; Devan Kaloo, Head of Global Emerging Markets/Global Head of Equities, Joanne Irvine, Head of Emerging Markets (ex-Asia), Mark Gordon-James, CFA, Senior Investment Manager, and Nick Robinson, CFA, Director-Head of Brazilian Equities. Each of these team members has managed the Portfolio since January 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Met/Aberdeen Emerging Markets Equity Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Met/Aberdeen Emerging Markets Equity Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

Met/Aberdeen Emerging Markets Equity Portfolio

7

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Met/Aberdeen Emerging Markets Equity Portfolio

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries

Met/Aberdeen Emerging Markets Equity Portfolio

9

are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

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This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

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Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the

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Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI Emerging Markets (EM) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of February 29, 2016, the MSCI Emerging Markets Index consisted of 23 emerging market country indices. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 1.05% of the first $250 million of such assets plus 1.00% of such assets over $250 million up to $500 million plus 0.85% of such assets over $500 million up to $1 billion plus 0.75% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.86% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case

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either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser and former investment subadviser to the Portfolio an aggregate investment subadvisory fee of 0.60% of the Portfolio’s average daily net assets.

ABERDEEN ASSET MANAGERS LIMITED, Bow Bells House, 1 Bread Street, London, England, EC4M9HH, is the subadviser to the Portfolio. Aberdeen along with its affiliates managed approximately $428.2 billion in assets as of December 31, 2015 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies.

In rendering investment advisory services to the Portfolio, Aberdeen may use the resources of its affiliates. Aberdeen and its affiliates have entered into a memorandum of understanding pursuant to which investment professionals from Aberdeen’s affiliates may provide portfolio management and research services to the Portfolio.

The Portfolio is managed by Aberdeen’s Global Emerging Markets Equity Team. The team members are jointly and primarily responsible for the day-to-day management of the Portfolio, with the following members having the most significant responsibility for the day-to-day management of the Portfolio: Hugh Young, Managing Director—Asia; Devan Kaloo, Head of Global Emerging Markets/Global Head of Equities, Joanne Irvine, Head of Emerging Markets (ex-Asia), Mark Gordon-James, CFA, Senior Investment Manager, and Nick Robinson, CFA, Director-Head of Brazilian Equities. All team members have both portfolio construction and research responsibilities.

Mr. Young is a Director of Aberdeen PLC and Managing Director—Asia. He joined Aberdeen in 1985 to manage Asian equities from London. He founded Aberdeen Asset Management Asia Limited, Aberdeen’s affiliate in Singapore, in 1992.

Mr. Kaloo is Head of Equities and Head of Global Emerging Markets for Aberdeen. He joined Aberdeen in 2000 as part of the Asian and Emerging Markets equity team based in Singapore before moving to London in 2005 as Head of Global Emerging Market equities.

Ms. Irvine is Head of Emerging Markets (ex-Asia), on the Global Emerging Markets Equity Team in London. She joined Aberdeen in 1996 in a group development role, and moved to the Global Emerging Markets Equity Team in 1997. Prior to joining Aberdeen, she was with

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Rutherford Manson Dowds (subsequently acquired by Deloitte), specializing in raising private equity and bank funding for private companies.

Mr. Gordon-James, CFA, is a Senior Investment Manager on the Global Emerging Markets Equities Team. He joined Aberdeen in 2004 from Merrill Lynch Investment Managers where he worked with the emerging markets team.

Mr. Robinson, CFA, is the Head of Brazilian Equities and a Director of Aberdeen’s operations in Sao Paulo. He joined Aberdeen in 2000 and spent eight years on the North American Equities Team, including three years based in Aberdeen’s U.S. offices. In 2008 he returned to London to join the Global Emerging Markets Equity Team. He relocated to São Paulo in 2009.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate

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Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Met/Aberdeen Emerging Markets Equity Portfolio

(formerly, MFS® Emerging Markets Equity Portfolio)

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.62	$10.39	$11.04	$9.36	$11.65

Income (Loss) From Investment Operations
Net investment income (a)	0.12	0.13	0.13	0.15	0.16
Net realized and unrealized gain (loss) on investments	(1.41)	(0.79)	(0.64)	1.63	(2.28)

Total from investment operations	(1.29)	(0.66)	(0.51)	1.78	(2.12)

Less Distributions
Distributions from net investment income	(0.19)	(0.11)	(0.14)	(0.10)	(0.17)

Total distributions	(0.19)	(0.11)	(0.14)	(0.10)	(0.17)

Net Asset Value, End of Period	$8.14	$9.62	$10.39	$11.04	$9.36

Total Return (%) (b)	(13.66)	(6.41)	(4.61)	19.10	(18.42)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	1.01	1.02	1.07	1.09
Net ratio of expenses to average net assets (%) (c)	1.00	0.99	1.01	1.07	1.09
Ratio of net investment income to average net assets (%)	1.29	1.30	1.28	1.50	1.50
Portfolio turnover rate (%)	116	49	33	29	40
Net assets, end of period (in millions)	$789.2	$873.8	$1,075.9	$578.1	$473.5

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.53	$10.30	$10.94	$9.27	$11.56

Income (Loss) From Investment Operations
Net investment income (a)	0.09	0.11	0.10	0.13	0.14
Net realized and unrealized gain (loss) on investments	(1.38)	(0.80)	(0.62)	1.62	(2.28)

Total from investment operations	(1.29)	(0.69)	(0.52)	1.75	(2.14)

Less Distributions
Distributions from net investment income	(0.17)	(0.08)	(0.12)	(0.08)	(0.15)

Total distributions	(0.17)	(0.08)	(0.12)	(0.08)	(0.15)

Net Asset Value, End of Period	$8.07	$9.53	$10.30	$10.94	$9.27

Total Return (%) (b)	(13.81)	(6.70)	(4.80)	18.90	(18.70)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.27	1.26	1.27	1.32	1.34
Net ratio of expenses to average net assets (%) (c)	1.25	1.24	1.26	1.32	1.34
Ratio of net investment income to average net assets (%)	1.03	1.05	0.95	1.25	1.30
Portfolio turnover rate (%)	116	49	33	29	40
Net assets, end of period (in millions)	$511.2	$597.1	$644.8	$641.3	$544.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

Met/Aberdeen Emerging Markets Equity Portfolio

23

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

MFS® Research International Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MFS® Research International Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.69%		0.69%		0.69%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.07%		0.07%		0.07%

Total Annual Portfolio Operating Expenses	0.76%		1.01%		0.91%
Fee Waiver *	(0.06%	)	(0.06%	)	(0.06%	)

Net Operating Expenses	0.70%		0.95%		0.85%

*	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.70% of the first $250 million of the Portfolio’s average daily net assets, 0.65% of such assets over $250 million up to $1 billion, 0.60% of such assets over $1 billion up to $2 billion and 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$72	$238	$418	$939
Class B	$97	$317	$554	$1,235
Class E	$87	$285	$500	$1,118

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Massachusetts Financial Services Company (“MFS” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, preferred stocks, and depositary receipts for those securities.

The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.

In selecting investments for the Portfolio, MFS is not constrained to any particular investment style. MFS may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. While the Portfolio may invest in companies of any size, MFS’ investment strategy has generally resulted in a focus on large capitalization companies.

A team of investment research analysts selects investments for the Portfolio. MFS allocates the Portfolio’s assets to eight global sector analyst teams, which are responsible for selecting investments for their respective global sectors.

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MFS uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

MFS® Research International Portfolio

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Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	23.82%
Lowest Quarter	4th – 2008	-20.45%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-1.50%	2.85%	3.51%
Class B	-1.77%	2.58%	3.24%
Class E	-1.76%	2.67%	3.35%
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)	-0.81%	3.60%	3.03%
MSCI AC World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)	-5.66%	1.06%	2.92%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Massachusetts Financial Services Company is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio is managed by a team of investment research analysts under the general supervision of Thomas Melendez, Jose Luis Garcia, and Victoria Higley, each an Investment Officer of MFS. Thomas Melendez and Jose Luis Garcia have each managed the Portfolio since 2005. Victoria Higley has managed the Portfolio since May 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

MFS® Research International Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

MFS® Research International Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

MFS® Research International Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

MFS® Research International Portfolio

8

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

MFS® Research International Portfolio

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may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

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growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a

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substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Descriptions

The MSCI Europe, Australasia, Far East (“MSCI EAFE”) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

The MSCI AC World (ex-U.S.) Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% of the first $200 million of such assets plus 0.75% of such assets over $200 million up

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to $500 million plus 0.70% of such assets over $500 million up to $1 billion plus 0.65% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.63% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.38% of the Portfolio’s average daily net assets.

Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, Massachusetts 02199-7618, is the Subadviser to the Portfolio. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $412 billion as of December 31, 2015.

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The Portfolio is managed by a team of investment research analysts under the general oversight of Thomas Melendez, Jose Luis Garcia, and Victoria Higley. MFS allocates the Portfolio’s assets to eight global sector analyst teams. These teams are responsible for selecting investments within the eight global sectors as defined by MFS. Messrs. Melendez and Garcia and Ms. Higley are responsible for monitoring overall composition of the Portfolio and maintaining the Portfolio’s allocations among the eight global sectors. Mr. Melendez, an Investment Officer of MFS, has been employed in the investment area of MFS since 2002. Mr. Garcia, an Investment Officer of MFS, has been employed in the investment area of MFS since 2002. Ms. Higley, an Investment Officer of MFS, has been employed in the investment area of MFS since 2011. Ms. Higley served as United Kingdom Institutional Client Director of Fidelity International from 2009 to 2011.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

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MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing

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requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

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potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to

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maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.93	$12.01	$10.34	$9.03	$10.28

Income (Loss) From Investment Operations
Net investment income (a)	0.22	0.34	0.23	0.25	0.22
Net realized and unrealized gain (loss) on investments	(0.35)	(1.13)	1.75	1.27	(1.26)

Total from investment operations	(0.13)	(0.79)	1.98	1.52	(1.04)

Less Distributions
Distributions from net investment income	(0.34)	(0.29)	(0.31)	(0.21)	(0.21)

Total distributions	(0.34)	(0.29)	(0.31)	(0.21)	(0.21)

Net Asset Value, End of Period	$10.46	$10.93	$12.01	$10.34	$9.03

Total Return (%) (b)	(1.50)	(6.74)	19.58	16.97	(10.44)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76	0.76	0.75	0.75	0.77
Net ratio of expenses to average net assets (%) (c)	0.70	0.70	0.70	0.70	0.73
Ratio of net investment income to average net assets (%)	1.95	2.89	2.08	2.59	2.24
Portfolio turnover rate (%)	35	28	34	36	39
Net assets, end of period (in millions)	$1,241.2	$1,332.2	$1,733.3	$1,800.5	$1,804.3

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.83	$11.90	$10.25	$8.95	$10.20

Income (Loss) From Investment Operations
Net investment income (a)	0.19	0.30	0.20	0.22	0.20
Net realized and unrealized gain (loss) on investments	(0.35)	(1.11)	1.73	1.26	(1.26)

Total from investment operations	(0.16)	(0.81)	1.93	1.48	(1.06)

Less Distributions
Distributions from net investment income	(0.31)	(0.26)	(0.28)	(0.18)	(0.19)

Total distributions	(0.31)	(0.26)	(0.28)	(0.18)	(0.19)

Net Asset Value, End of Period	$10.36	$10.83	$11.90	$10.25	$8.95

Total Return (%) (b)	(1.77)	(6.95)	19.26	16.71	(10.71)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.01	1.01	1.00	1.00	1.02
Net ratio of expenses to average net assets (%) (c)	0.95	0.95	0.95	0.95	0.98
Ratio of net investment income to average net assets (%)	1.70	2.56	1.81	2.29	2.02
Portfolio turnover rate (%)	35	28	34	36	39
Net assets, end of period (in millions)	$654.6	$708.9	$824.6	$774.5	$720.7

Please see following page for Financial Highlights footnote legend.

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MFS® Research International Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.89	$11.96	$10.30	$8.99	$10.24

Income (Loss) From Investment Operations
Net investment income (a)	0.20	0.31	0.21	0.23	0.21
Net realized and unrealized gain (loss) on investments	(0.36)	(1.11)	1.74	1.27	(1.27)

Total from investment operations	(0.16)	(0.80)	1.95	1.50	(1.06)

Less Distributions
Distributions from net investment income	(0.32)	(0.27)	(0.29)	(0.19)	(0.19)

Total distributions	(0.32)	(0.27)	(0.29)	(0.19)	(0.19)

Net Asset Value, End of Period	$10.41	$10.89	$11.96	$10.30	$8.99

Total Return (%) (b)	(1.76)	(6.83)	19.36	16.83	(10.62)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.91	0.91	0.90	0.90	0.92
Net ratio of expenses to average net assets (%) (c)	0.85	0.85	0.85	0.85	0.88
Ratio of net investment income to average net assets (%)	1.80	2.67	1.92	2.42	2.14
Portfolio turnover rate (%)	35	28	34	36	39
Net assets, end of period (in millions)	$8.4	$9.4	$11.6	$11.6	$12.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

PIMCO Inflation Protected Bond Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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PIMCO Inflation Protected Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximum real return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.15%	0.15%	0.15%
Interest Expense	0.11%	0.11%	0.11%
All Other Expenses	0.04%	0.04%	0.04%

Total Annual Portfolio Operating Expenses	0.62%	0.87%	0.77%
Fee Waiver *	(0.01% )	(0.01% )	(0.01% )

Net Operating Expenses	0.61%	0.86%	0.76%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.500% of the first $1.2 billion of the Portfolio’s average daily net assets, 0.450% of such assets over $1.2 billion up to $2 billion and 0.425% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$63	$198	$346	$775
Class B	$88	$278	$483	$1,075
Class E	$78	$246	$428	$956

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies

Pacific Investment Management Company LLC (“PIMCO” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for All Urban Consumers (“CPI-U”) as the inflation measure. For more information about the CPI-U, please see “Investment Strategies and Risks” in the Statement of Additional Information. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The effective portfolio duration of the Portfolio normally will vary within (plus or minus) three years of the duration of the Barclays U.S. TIPS Index (the “Index”), as calculated by PIMCO.

PIMCO believes that no single risk should dominate returns and, as a result, emphasizes diversification of risks through the use of a wide range of strategies when constructing the investment portfolio. PIMCO seeks to add value through the use of “top-down” strategies such as exposure to duration, inflation positioning, yield curve positioning, country rotation and sector rotation. In

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addition, PIMCO employs “bottom-up” strategies that involve analysis and selection of specific securities and that try to take advantage of inflation patterns, unexpected changes in inflation levels and inflation volatility. By combining “top-down” and “bottom-up” strategies, PIMCO seeks to provide excess real returns in relation to the Index while maintaining a risk profile similar to that of the Index.

The Portfolio’s principal investments may include inflation-indexed bonds and securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such as buy backs or dollar rolls.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty

PIMCO Inflation Protected Bond Portfolio

4

to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing nominal interest rates rise or increase when nominal interest rates fall. The nominal interest rate is considered the sum of a real interest rate and an expected inflation rate. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation-Protected Securities, may experience greater losses than other fixed income securities with similar durations. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

PIMCO Inflation Protected Bond Portfolio

5

Convertible Securities Risk.     Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

PIMCO Inflation Protected Bond Portfolio

6

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st – 2009	7.53%
Lowest Quarter	2nd – 2013	-8.21%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-2.91%	2.13%	4.02%	—	—
Class B	-3.11%	1.87%	3.75%	—	—
Class E	-3.01%	1.98%	N/A	4.13%	5-1-06
Barclays U.S. TIPS Index (reflects no deduction for mutual fund fees or expenses)	-1.44%	2.55%	3.93%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Pacific Investment Management Company LLC is the subadviser to the Portfolio.

Portfolio Managers.    Mihir Worah, a Managing Director and Chief Investment Officer Real Return and Asset Allocation, portfolio manager, and head of the Real Return and Multi-Asset portfolio management teams, has managed the Portfolio since 2008. Jeremie Banet, Executive Vice President of PIMCO, has managed the Portfolio since 2015.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

PIMCO Inflation Protected Bond Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the

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government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In

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addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

As nominal interest rates rise, the value of certain fixed income securities held by the Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Any inflation-indexed bonds, including Treasury Inflation Protected Securities, held by the Portfolio will decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater loss than other fixed income securities with similar durations.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

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Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in

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interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on

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subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Short Sale and Short Position Risk

The Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio may sell short securities it does not own. The Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio borrows the securities that it sells short, the Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

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Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

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Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk

Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risks that (i) the interest income earned from the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iv) the securities will not be returned in a timely manner or at all.

The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities.

The Portfolio’s use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not used reverse repurchase agreements, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the interest income earned from the investment of the proceeds of the reverse repurchase agreement. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, that buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

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Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

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Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the

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lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays U.S. TIPS Index is an unmanaged market index which is made up specifically of U.S. Treasury Inflation Linked Securities.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.50% of the first $1.2 billion of such assets plus 0.45% of such assets over $1.2 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.46% of the Portfolio’s average daily net assets.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.21% of the Portfolio’s average daily net assets.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC, 650 Newport Center Drive, Newport Beach, California 92660, is the Subadviser to the Portfolio. As of December 31, 2015, PIMCO had approximately $1.4 trillion in assets under management.

Mihir Worah is CIO Asset Allocation and Real Return and a managing director at PIMCO. He is a member of the Investment Committee and the Executive Committee, and oversees portfolio management for the United States. He is a generalist portfolio manager who manages a variety of fixed-income, commodity and multi-asset portfolios. He has 14 years of investment experience.

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Jeremie Banet is an executive vice president of PIMCO and a portfolio manager on the real return team. Prior to joining PIMCO in 2011, he traded inflation-linked investments at Nomura Fixed Income. He has 15 years of investment and financial services experience.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account

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(or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

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Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

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Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations

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supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

PIMCO Inflation Protected Bond Portfolio

	Class A
	Year ended December 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.07		$9.95	$11.83	$11.91	$11.43

Income (Loss) From Investment Operations
Net investment income (a)	0.07		0.24	0.09	0.20	0.24
Net realized and unrealized gain (loss) on investments	(0.33)		0.07	(1.07)	0.85	1.02

Total from investment operations	(0.26)		0.31	(0.98)	1.05	1.26

Less Distributions
Distributions from net investment income	(0.51)		(0.19)	(0.27)	(0.40)	(0.22)
Distributions from net realized capital gains	0.00		0.00	(0.63)	(0.73)	(0.56)

Total distributions	(0.51)		(0.19)	(0.90)	(1.13)	(0.78)

Net Asset Value, End of Period	$9.30		$10.07	$9.95	$11.83	$11.91

Total Return (%) (b)	(2.71	)(c)	3.08 (c)	(8.98)	9.33	11.48

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.61		0.56	0.55	0.58	0.51
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51		0.51	0.50	0.50	0.50
Net ratio of expenses to average net assets (%) (d)	0.61		0.56	0.55	0.58	0.51
Net ratio of expenses to average net assets excluding interest expense (%) (d)	0.50		0.51	0.50	0.50	0.50
Ratio of net investment income to average net assets (%)	0.71		2.39	0.83	1.70	2.07
Portfolio turnover rate (%)	64		43	44 (e)	53	458
Net assets, end of period (in millions)	$1,445.5		$1,579.7	$1,731.8	$1,685.0	$1,576.3

	Class B
	Year ended December 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.01		$9.88	$11.76	$11.84	$11.38

Income (Loss) From Investment Operations
Net investment income (a)	0.04		0.22	0.06	0.17	0.21
Net realized and unrealized gain (loss) on investments	(0.32)		0.07	(1.07)	0.85	1.01

Total from investment operations	(0.28)		0.29	(1.01)	1.02	1.22

Less Distributions
Distributions from net investment income	(0.49)		(0.16)	(0.24)	(0.37)	(0.20)
Distributions from net realized capital gains	0.00		0.00	(0.63)	(0.73)	(0.56)

Total distributions	(0.49)		(0.16)	(0.87)	(1.10)	(0.76)

Net Asset Value, End of Period	$9.24		$10.01	$9.88	$11.76	$11.84

Total Return (%) (b)	(3.00	)(c)	2.89	(9.27)	9.13	11.14

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86		0.81	0.80	0.83	0.76
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76		0.76	0.75	0.75	0.75
Net ratio of expenses to average net assets (%) (d)	0.86		0.81	0.80	0.83	0.76
Net ratio of expenses to average net assets excluding interest expense (%) (d)	0.75		0.76	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	0.46		2.14	0.58	1.46	1.83
Portfolio turnover rate (%)	64		43	44 (e)	53	458
Net assets, end of period (in millions)	$1,257.5		$1,437.0	$1,593.8	$1,975.4	$1,786.3

Please see following page for Financial Highlights footnote legend.

PIMCO Inflation Protected Bond Portfolio

33

PIMCO Inflation Protected Bond Portfolio

	Class E
	Year ended December 31,
	2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.02		$9.90	$11.78	$11.85	$11.39

Income (Loss) From Investment Operations
Net investment income (a)	0.05		0.23	0.07	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.31)		0.06	(1.07)	0.86	1.00

Total from investment operations	(0.26)		0.29	(1.00)	1.04	1.22

Less Distributions
Distributions from net investment income	(0.50)		(0.17)	(0.25)	(0.38)	(0.20)
Distributions from net realized capital gains	0.00		0.00	(0.63)	(0.73)	(0.56)

Total distributions	(0.50)		(0.17)	(0.88)	(1.11)	(0.76)

Net Asset Value, End of Period	$9.26		$10.02	$9.90	$11.78	$11.85

Total Return (%) (b)	(2.80	)(c)	2.89 (c)	(9.17)	9.22	11.18

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.76		0.71	0.70	0.73	0.66
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66		0.66	0.65	0.65	0.65
Net ratio of expenses to average net assets (%) (d)	0.76		0.71	0.70	0.73	0.66
Net ratio of expenses to average net assets excluding interest expense (%) (d)	0.65		0.66	0.65	0.65	0.65
Ratio of net investment income to average net assets (%)	0.51		2.24	0.68	1.54	1.91
Portfolio turnover rate (%)	64		43	44 (e)	53	458
Net assets, end of period (in millions)	$32.8		$41.7	$48.4	$70.5	$61.9

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section included in the Portfolio’s annual report for the period ended December 31, 2015.

(d)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(e)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 39% for the year ended December 31, 2013.

PIMCO Inflation Protected Bond Portfolio

34

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

PIMCO Total Return Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

PIMCO Total Return Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximum total return, consistent with the preservation of capital and prudent investment management.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.48%		0.48%		0.48%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.04%		0.04%		0.04%

Total Annual Portfolio Operating Expenses	0.52%		0.77%		0.67%
Fee Waiver *	(0.04%	)	(0.04%	)	(0.04%	)

Net Operating Expenses	0.48%		0.73%		0.63%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.500% of the first $1 billion of the Portfolio’s average daily net assets, 0.475% of such assets over $1 billion up to $1.2 billion, 0.450% of such assets over $1.2 billion up to $3 billion and 0.425% of such assets over $3 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$49	$163	$287	$650
Class B	$75	$243	$425	$953
Class E	$65	$211	$370	$833

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 430% of the average value of its portfolio.

Principal Investment Strategies

Pacific Investment Management Company LLC (“PIMCO” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 65% of the Portfolio’s total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Barclays U.S. Aggregate Bond Index, as calculated by PIMCO.

PIMCO believes that no single risk should dominate returns and, as a result, emphasizes diversification of risks through the use of a wide range of strategies when constructing the investment portfolio. PIMCO seeks to add value through the use of “top-down” strategies such as exposure to interest rates, duration, changing volatility, yield curve positioning and sector rotation. In addition, PIMCO employs “bottom-up” strategies involving analysis and selection of specific securities. By combining top-down and bottom-up strategies, PIMCO seeks to add value over time while incurring, in PIMCO’s estimation, acceptable levels of portfolio risk.

Principal investments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

3

mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Investors Service, Inc. or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or if unrated, determined by PIMCO to be of comparable quality (except that within such limitation, the Portfolio may invest in mortgage-related securities rated below B). The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements (including credit default swap contracts), or in mortgage- or asset-backed securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

PIMCO Total Return Portfolio

4

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks

PIMCO Total Return Portfolio

5

associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

PIMCO Total Return Portfolio

6

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	6.86%
Lowest Quarter	2nd – 2013	-3.38%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	0.28%	3.13%	5.47%
Class B	0.01%	2.87%	5.20%
Class E	0.11%	2.98%	5.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)	0.55%	3.25%	4.51%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Pacific Investment Management Company LLC is the subadviser to the Portfolio.

Portfolio Managers.    Scott A. Mather, Managing Director and CIO U.S. Core Strategies, Mark R. Kiesel, Managing Director and CIO Global Credit and Mihir P. Worah, Managing Director and CIO Real Return and Asset Allocation, have jointly managed the Portfolio since 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

PIMCO Total Return Portfolio

7

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

PIMCO Total Return Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the

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government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

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Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but

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instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments

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after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Short Sale and Short Position Risk

The Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio may sell short securities it does not own. The Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio borrows the securities that it sells short, the Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may

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increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur

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significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

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Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk

Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risks that (i) the interest income earned from the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iv) the securities will not be returned in a timely manner or at all.

The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities.

The Portfolio’s use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not used reverse repurchase agreements, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the interest income earned from the investment of the proceeds of the reverse repurchase agreement. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, that buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation,

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the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the

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responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or

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if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent

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cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays U.S. Aggregate Bond Index is a widely recognized, unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.50% of the first $1.2 billion of such assets plus 0.475% of such assets over $1.2 billion. For the year ended December 31, 2015, the Portfolio paid an investment advisory fee of 0.44% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the

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terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.19% of the Portfolio’s average daily net assets.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC, 650 Newport Center Drive, Newport Beach, California 92660, is the Subadviser to the Portfolio. As of December 31, 2015, PIMCO had approximately $1.4 trillion in assets under management.

The Portfolio is jointly managed by a team of professionals, including Scott A. Mather, Mark R. Kiesel and Mihir P. Worah.

Mr. Mather is CIO U.S. Core Strategies and a managing director at PIMCO. He is a member of the Investment Committee and a generalist portfolio manager. Previously he was head of global portfolio management. Before that, he led portfolio management in Europe, managed euro and pan-European portfolios and worked closely with many Allianz-related companies. He also served as a managing director of Allianz Global Investors KAG. Prior to these roles, he co-headed PIMCO’s mortgage- and asset-backed securities team. He has 21 years of investment experience.

Mr. Kiesel is CIO Global Credit and a managing director at PIMCO. He is a member of the Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management, with oversight for the firm’s investment-grade, high-yield, bank loan, municipal and insurance business as well as credit research. Mr. Kiesel joined PIMCO in 1996 and previously served as PIMCO’s global head of investment-grade corporate bonds and as a senior credit analyst. He has 23 years of investment experience.

Mr. Worah is CIO Asset Allocation and Real Return and a managing director at PIMCO. He is a member of the Investment Committee and the Executive Committee, and oversees portfolio management for the United States. He is a generalist portfolio manager who manages a variety of fixed-income, commodity and multi-asset portfolios. He has 14 years of investment experience.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

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Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are

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in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available

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investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that

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Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are

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typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

PIMCO Total Return Portfolio

32

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

PIMCO Total Return Portfolio

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

PIMCO Total Return Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.09	$11.87	$12.86	$12.14	$12.47

Income (Loss) From Investment Operations
Net investment income (a)	0.29	0.22	0.21	0.25	0.30
Net realized and unrealized gain (loss) on investments	(0.26)	0.31	(0.41)	0.89	0.12

Total from investment operations	0.03	0.53	(0.20)	1.14	0.42

Less Distributions
Distributions from net investment income	(0.66)	(0.31)	(0.55)	(0.42)	(0.36)
Distributions from net realized capital gains	(0.14)	0.00	(0.24)	0.00	(0.39)

Total distributions	(0.80)	(0.31)	(0.79)	(0.42)	(0.75)

Net Asset Value, End of Period	$11.32	$12.09	$11.87	$12.86	$12.14

Total Return (%) (b)	0.28	4.49	(1.72)	9.56	3.42

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.52	0.51	0.51	0.51	0.51
Gross ratio of expenses to average net assets excluding interest expense (%)	0.52	0.51	0.51	0.51	0.51
Net ratio of expenses to average net assets (%) (c)	0.48	0.51	0.51	0.51	0.51
Net ratio of expenses to average net assets excluding interest expense (%) (c)	0.48	0.51	0.51	0.51	0.51
Ratio of net investment income to average net assets (%)	2.45	1.85	1.73	1.97	2.47
Portfolio turnover rate (%)	430 (d)	283 (d)	352 (d)	424 (d)	516
Net assets, end of period (in millions)	$2,891.0	$4,267.6	$4,422.4	$5,052.8	$5,249.4

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.89	$11.68	$12.66	$11.96	$12.30

Income (Loss) From Investment Operations
Net investment income (a)	0.26	0.19	0.18	0.21	0.27
Net realized and unrealized gain (loss) on investments	(0.26)	0.29	(0.40)	0.88	0.11

Total from investment operations	0.00	0.48	(0.22)	1.09	0.38

Less Distributions
Distributions from net investment income	(0.63)	(0.27)	(0.52)	(0.39)	(0.33)
Distributions from net realized capital gains	(0.14)	0.00	(0.24)	0.00	(0.39)

Total distributions	(0.77)	(0.27)	(0.76)	(0.39)	(0.72)

Net Asset Value, End of Period	$11.12	$11.89	$11.68	$12.66	$11.96

Total Return (%) (b)	0.01	4.19	(1.92)	9.27	3.17

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.76	0.76	0.76	0.76
Gross ratio of expenses to average net assets excluding interest expense (%)	0.77	0.76	0.76	0.76	0.76
Net ratio of expenses to average net assets (%) (c)	0.73	0.76	0.76	0.76	0.76
Net ratio of expenses to average net assets excluding interest expense (%) (c)	0.73	0.76	0.76	0.76	0.76
Ratio of net investment income to average net assets (%)	2.24	1.59	1.49	1.72	2.23
Portfolio turnover rate (%)	430 (d)	283 (d)	352 (d)	424 (d)	516
Net assets, end of period (in millions)	$3,321.8	$3,764.4	$4,169.0	$4,626.9	$4,436.1

Please see following page for Financial Highlights footnote legend.

PIMCO Total Return Portfolio

34

PIMCO Total Return Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.99	$11.77	$12.75	$12.05	$12.37

Income (Loss) From Investment Operations
Net investment income (a)	0.27	0.20	0.19	0.23	0.28
Net realized and unrealized gain (loss) on investments	(0.26)	0.30	(0.40)	0.86	0.13

Total from investment operations	0.01	0.50	(0.21)	1.09	0.41

Less Distributions
Distributions from net investment income	(0.64)	(0.28)	(0.53)	(0.39)	(0.34)
Distributions from net realized capital gains	(0.14)	0.00	(0.24)	0.00	(0.39)

Total distributions	(0.78)	(0.28)	(0.77)	(0.39)	(0.73)

Net Asset Value, End of Period	$11.22	$11.99	$11.77	$12.75	$12.05

Total Return (%) (b)	0.11	4.34	(1.82)	9.27	3.37

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	0.66	0.66	0.66	0.66
Gross ratio of expenses to average net assets excluding interest expense (%)	0.67	0.66	0.66	0.66	0.66
Net ratio of expenses to average net assets (%) (c)	0.63	0.66	0.66	0.66	0.66
Net ratio of expenses to average net assets excluding interest expense (%) (c)	0.63	0.66	0.66	0.66	0.66
Ratio of net investment income to average net assets (%)	2.34	1.69	1.59	1.82	2.31
Portfolio turnover rate (%)	430 (d)	283 (d)	352 (d)	424 (d)	516
Net assets, end of period (in millions)	$48.7	$56.7	$64.7	$78.5	$83.2

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 58%, 112%, 140% and 183% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

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35

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

SSGA Growth ETF Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

SSGA Growth ETF Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.32%	0.32%	0.32%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses)	0.24%	0.24%	0.24%

Total Annual Portfolio Operating Expenses	0.58%	0.83%	0.73%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$59	$186	$325	$727
Class B	$85	$266	$462	$1,029
Class E	$75	$234	$407	$909

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

SSGA Funds Management, Inc. (“SSGA FM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in investment companies known as exchange-traded funds (the “Underlying ETFs”). The Portfolio allocates its assets among various asset classes. SSGA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed income securities considered to reduce portfolio volatility in difficult market environments.

In an effort to achieve its investment objectives and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging markets. Allocations to fixed income asset classes may include inflation protected government (both U.S. Treasury Inflation Protected Securities (“TIPS”) and equivalent foreign securities), and investment grade corporate and high-yield.

In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.

The following chart describes the strategic target allocations, as of May 1, 2016, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the

3

Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSGA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchange traded notes and exchange traded grantor trusts.

Asset Class	Target Allocation
Equities	80%
U.S. Large Cap		35%
U.S. Mid Cap		5%
U.S. Small Cap		5%
International Equity		20%
International Small Cap		3%
Emerging Market Equity		7%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	18%
U.S. Fixed Income		10%
High Yield		5%
Treasury Inflation-Protected Securities		3%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSGA FM at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSGA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSGA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies, such as high yield bond funds, and cash equivalents, such as money market funds or repurchase agreements. In addition, SSGA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying ETF Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon SSGA FM’s analysis of various factors and SSGA FM’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio.

SSGA Growth ETF Portfolio

4

The Portfolio may experience losses or poor relative performance if SSGA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSGA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk.    The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying ETF’s shares and reduce the liquidity of an Underlying ETF’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Commodities Risk.    Exposure to the commodities markets may subject an Underlying ETF to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

SSGA Growth ETF Portfolio

5

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective September 2, 2008, SSGA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	18.61%
Lowest Quarter	4th – 2008	-17.39%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-2.04%	6.76%	N/A	4.75%	5-1-06
Class B	-2.31%	6.47%	4.98%	—	—
Class E	-2.21%	6.59%	N/A	4.60%	5-1-06
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)	-2.36%	6.09%	4.76%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    SSGA Funds Management, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Daniel P. Farley, CFA, an Executive Vice President of SSGA FM and the Chief Investment Officer for SSGA’s Investment Solutions Group (“ISG”), Timothy J. Furbush, CFA, CMT, a Vice President of SSGA FM and a Portfolio Manager in ISG, and Michael Martel, a Managing Director of SSGA FM and Head of Portfolio Management-Americas for the ISG, have managed the Portfolio since 2008, 2010 and 2014, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

SSGA Growth ETF Portfolio

6

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

SSGA Growth ETF Portfolio

7

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying ETFs’ assets decrease and decrease as the Portfolio’s and the Underlying ETFs’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying ETF Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs is directly related to the performance of the Underlying ETFs. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying ETFs and the ability of the Underlying ETFs to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying ETF fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. There can be no assurance that the investment objective of the Portfolio or any Underlying ETF will be achieved. As an investor in Underlying ETFs, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying ETFs, including such Underlying ETFs’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon SSGA FM’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and SSGA FM’s ability to select the appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if SSGA FM allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as SSGA FM anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk

An Underlying ETF’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of

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factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying ETF’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying ETF could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying ETF will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying ETF could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying ETF’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying ETF’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying ETF may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying ETF owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying ETF’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An

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increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF’s foreign currency or securities holdings. Although an Underlying ETF may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying ETF.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying ETF invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying ETF to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying ETF to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying ETF the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying ETF that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries

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will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. An Underlying ETF may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying ETF’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying ETF invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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An Underlying ETF may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying ETF. If an Underlying ETF engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying ETF.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying ETF that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying ETF’s fixed income investments will affect the volatility of the Underlying ETF’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying ETF may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying ETF paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying ETF’s shares and reduce the liquidity of an Underlying ETF’s debt securities and other income-producing holdings. An Underlying ETF is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, an Underlying ETF is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

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High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying ETF with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying ETF that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying ETF’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying ETF.

An Underlying ETF that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying ETF that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying ETF, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying ETF’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying ETF may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying ETF investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Commodities Risk

An Underlying ETF may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject an Underlying ETF to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities

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markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the

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rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. In addition, the Underlying ETFs’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying ETF’s investment adviser. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Additional Indirect Risks of Investing in the Portfolio

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of Underlying ETF shares may differ from the shares’ net asset value. The net asset value of Underlying ETF shares fluctuate with the changes in the market value of the Underlying ETF’s holdings, while the trading price of Underlying ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

The Underlying ETFs may be non-diversified and, therefore, can hold securities of a smaller number of issuers and can invest a larger percentage of their assets in a single issuer than a diversified ETF. As a result, the Underlying ETFs will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

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Another area of risk involves the potential focus of an Underlying ETF’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF’s share price may fluctuate more widely than the value of shares of an ETF that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which an Underlying ETF may invest in more heavily will vary. Moreover, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Underlying ETF’s returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF’s securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF’s ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the Underlying ETFs may, from time to time, temporarily be unavailable, which may further impede the Underlying ETFs’ ability to track their applicable indices.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds1 (previously defined as Underlying ETFs), including, but are not limited to, Standard and Poors Depository Receipts (SPDRs®) of the S&P 500 ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFs™ of the Vanguard® Index Funds.2 Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort

[1]

Exchange-traded funds are managed investment companies that hold a portfolio of common stocks, bonds or other securities that are typically designed to track the performance of a certain market index or market sector, such as the S&P 500 Index. An exchange-traded fund is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An Underlying ETF that tracks the performance of a particular market index will hold the same stocks or bonds as the index it tracks (or a sampling of the stocks or bonds that are represented by that index in a proportion meant to track the performance of the entire index), so its market price generally reflects the value of the index at any given time. Exchange-traded funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses.

[2]

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates (“BlackRock”). The Portfolio is not sponsored, endorsed, sold, or promoted by BlackRock. BlackRock makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the iShares Trust or iShares, Inc. BlackRock has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

SPDRs® is a trademark of Standard & Poor’s Financial Services LLC., licensed for use by State Street Global Advisors. The Portfolio is not sponsored, sold or endorsed by S&P, and S&P makes no representation regarding the advisability of investing in the Portfolio.

Vanguard® and Vanguard ETFs™ are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Portfolio is not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the Vanguard ETFs™. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

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to replicate the performance of a market index. Because the Portfolio invests in other investment companies rather than in individual securities, the Portfolio is considered a “fund of funds” and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

The Portfolio has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSGA FM may also make allocations to investments in other asset classes. Such asset classes could include, but are not limited to, commodities (through investments such as exchange-traded notes), sectors, international bonds, and country/regional investment vehicles. SSGA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests based on, among other factors, the historical performance of each Underlying ETF and/or asset class, future risk/return expectations, and SSGA FM’s outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income Underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSGA FM may choose to achieve a target allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities. SSGA FM may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. SSGA FM intends to invest the Portfolio’s assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes, exchange traded grantor trusts and other open-end investment companies, including high yield bond funds and money market funds.

SSGA FM will regularly review the Portfolio’s asset allocation among equities, fixed income, cash/cash equivalents and other asset classes (e.g., commodities), including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5 percentage points per quarter; however, SSGA FM may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because the Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses. Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services provided by SSGA FM.

The actual allocation percentages of the Portfolio’s investments in the Underlying ETFs, updated as of the end of the most recent calendar quarter, are available from the Trust at the following website—www.metlife.com/variablefunds. Upon accessing the website, select the requested Asset Allocation Portfolio to find actual allocations for the Portfolio as of the end of the prior quarter.

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The Portfolio will invest new assets and reinvest dividends based on the Portfolio’s target allocations at such time. However, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

SSGA FM has broad discretion to allocate and reallocate the assets of the Portfolio among Underlying ETFs consistent with the Portfolio’s investment objective and policies and target allocations. SSGA FM may allocate or reallocate a portion of the Portfolio’s assets into an Underlying ETF for which SSGA FM serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company (“SSB”), an affiliate of SSGA FM, serves as trustee (collectively, “Affiliated Underlying ETFs”). SSGA FM or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where SSGA FM allocates the Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also pay SSGA FM or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, SSGA FM has an incentive to select and invest the Portfolio’s assets in Affiliated Underlying ETFs. Also, SSGA FM may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, SSGA FM is obligated to disregard these considerations in managing the Portfolio and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of the Portfolio and without consideration of any benefit to SSGA FM or SSB in connection with making such investments.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying ETFs have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying ETF’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying ETFs may do so in an attempt to achieve their investment objectives.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the

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securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying ETFs and the Portfolio invest; counterparties with which the Underlying ETFs and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying ETFs’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of 23 developed and 23 emerging markets. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.33% of the first $500 million of such assets plus 0.30% of such assets over $500 million.

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For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.32% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.07% of the Portfolio’s average daily net assets.

SSGA FUNDS MANAGEMENT, INC., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the Subadviser to the Portfolio. SSGA FM is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2015, SSGA FM had approximately $385.0 billion in assets under management. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. As of December 31, 2015, SSGA had approximately $2.2 trillion in assets under management.

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The Portfolio is managed by SSGA’s ISG. Key professionals primarily involved in the day-to-day portfolio management for the Portfolio include Daniel P. Farley, CFA, Timothy J. Furbush, CFA, CMT, and Michael Martel.

Mr. Farley is an Executive Vice President of SSGA FM and SSGA, and the Chief Investment Officer for SSGA’s ISG. In this role, he is responsible for the management and development of asset allocation strategies for institutional clients worldwide. His responsibilities include the design and management of Liability Driven Investments, tactical asset allocation and overlay strategies. He is a member of SSGA’s Executive Management Group. Prior to his current role, he was the Head of the US MACS team. Mr. Farley joined SSGA in 1992.

Mr. Furbush is a Vice President of SSGA FM and SSGA and a Senior Portfolio Manager in SSGA’s ISG. He is responsible for developing and implementing customized investment approaches for clients, including strategic and tactical global balanced funds as well as equitization and overlay strategies. Prior to his current role, Mr. Furbush worked for SSGA’s Intermediary Business Group as a Research Analyst providing value added research, educational tools and practice management services to financial advisers. Before rejoining SSGA in 2007, Mr. Furbush spent a year at Fidelity Investments as a Research Analyst on their Consultant Relations Team.

Mr. Martel is a Managing Director of State Street Global Advisors and the Head of Portfolio Management in the Americas for SSGA’s ISG. In this role, he is responsible for the design and management of multi-asset class strategies geared toward meeting the investment objectives of a broad and diverse client base. His work with clients includes aligning assets with long- and short-term investment objectives, tactical asset allocation, and employing overlay strategies to enhance return and better manage risks. Prior to this role, Mr. Martel led ISG’s Exposure Management Team. He has been working in the investment management field since 1992.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares

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is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the Underlying ETF’s expenses. As a shareholder of an Underlying ETF, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single

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investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The assets of the Portfolio will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Underlying ETF is considered an “asset” of the Portfolio, and the Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, no more than 80% of any three Underlying ETFs and no more than 90% by any four Underlying ETFs, in order that the Contracts will meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what SSGA FM might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive

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Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying ETF that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying ETFs that may be adversely affected by price arbitrage include those Underlying ETFs that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

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If an Underlying ETF invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying ETF calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying ETF is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying ETF’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying ETFs by the Portfolio are valued at the closing market quotations for the Underlying ETFs’ shares in which the Portfolio invests. For information about the pricing policies of the Underlying ETFs, including the circumstances under which the Underlying ETFs will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses for the Underlying ETFs. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

SSGA Growth ETF Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.55	$12.96	$11.66	$10.72	$11.11

Income (Loss) From Investment Operations
Net investment income (a)	0.25	0.28	0.29	0.30	0.28
Net realized and unrealized gain (loss) on investments	(0.45)	0.40	1.75	1.30	(0.47)

Total from investment operations	(0.20)	0.68	2.04	1.60	(0.19)

Less Distributions
Distributions from net investment income	(0.29)	(0.28)	(0.29)	(0.25)	(0.20)
Distributions from net realized capital gains	(0.69)	(0.81)	(0.45)	(0.41)	0.00

Total distributions	(0.98)	(1.09)	(0.74)	(0.66)	(0.20)

Net Asset Value, End of Period	$11.37	$12.55	$12.96	$11.66	$10.72

Total Return (%) (b)	(2.04)	5.69	18.34	15.32	(1.87)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.34	0.34	0.33	0.35	0.35
Ratio of net investment income to average net assets (%) (d)	2.08	2.21	2.36	2.72	2.51
Portfolio turnover rate (%)	43	56	48	43	35
Net assets, end of period (in millions)	$27.0	$26.6	$24.1	$15.1	$10.1

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.47	$12.89	$11.60	$10.67	$11.07

Income (Loss) From Investment Operations
Net investment income (a)	0.22	0.24	0.24	0.26	0.24
Net realized and unrealized gain (loss) on investments	(0.46)	0.40	1.76	1.30	(0.46)

Total from investment operations	(0.24)	0.64	2.00	1.56	(0.22)

Less Distributions
Distributions from net investment income	(0.25)	(0.25)	(0.26)	(0.22)	(0.18)
Distributions from net realized capital gains	(0.69)	(0.81)	(0.45)	(0.41)	0.00

Total distributions	(0.94)	(1.06)	(0.71)	(0.63)	(0.18)

Net Asset Value, End of Period	$11.29	$12.47	$12.89	$11.60	$10.67

Total Return (%) (b)	(2.31)	5.38	18.07	15.03	(2.13)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.59	0.59	0.58	0.60	0.60
Ratio of net investment income to average net assets (%) (d)	1.80	1.94	2.01	2.33	2.20
Portfolio turnover rate (%)	43	56	48	43	35
Net assets, end of period (in millions)	$892.3	$972.1	$977.3	$830.6	$749.5

Please see following page for Financial Highlights footnote legend.

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SSGA Growth ETF Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.50	$12.92	$11.62	$10.69	$11.08

Income (Loss) From Investment Operations
Net investment income (a)	0.23	0.26	0.26	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.46)	0.39	1.76	1.30	(0.48)

Total from investment operations	(0.23)	0.65	2.02	1.57	(0.21)

Less Distributions
Distributions from net investment income	(0.26)	(0.26)	(0.27)	(0.23)	(0.18)
Distributions from net realized capital gains	(0.69)	(0.81)	(0.45)	(0.41)	0.00

Total distributions	(0.95)	(1.07)	(0.72)	(0.64)	(0.18)

Net Asset Value, End of Period	$11.32	$12.50	$12.92	$11.62	$10.69

Total Return (%) (b)	(2.21)	5.48	18.25	15.12	(1.99)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.49	0.49	0.48	0.50	0.50
Ratio of net investment income to average net assets (%) (d)	1.88	2.04	2.13	2.45	2.34
Portfolio turnover rate (%)	43	56	48	43	35
Net assets, end of period (in millions)	$7.6	$8.6	$8.6	$7.0	$6.0

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

SSGA Growth and Income ETF Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

SSGA Growth and Income ETF Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Growth of capital and income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	0.15%
Other Expenses	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses)	0.22%	0.22%	0.22%

Total Annual Portfolio Operating Expenses	0.53%	0.78%	0.68%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$54	$170	$297	$666
Class B	$80	$250	$435	$969
Class E	$70	$218	$380	$849

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

SSGA Funds Management, Inc. (“SSGA FM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in investment companies known as exchange-traded funds (the “Underlying ETFs”). The Portfolio allocates its assets among various asset classes. SSGA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio is managed for total return and invests a significant portion of its assets in Underlying ETFs that invest in U.S. equity and fixed income securities.

In an effort to achieve its investment objectives and reduce portfolio volatility over an intermediate-term cycle, the Portfolio’s equity investments may be allocated across a range of asset classes which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging markets, with fixed income allocations to government, inflation protected government (both U.S. Treasury Inflation Protected Securities (“TIPS”) and equivalent foreign securities), and investment-grade corporate and high-yield.

In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.

The following chart describes the strategic target allocations, as of May 1, 2016, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and

3

mid cap equity securities), and the percentages are subject to review and modification by SSGA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchanged traded notes and exchange traded grantor trusts.

Asset Class	Target Allocation
Equities	60%
U.S. Large Cap		30%
U.S. Mid Cap		2%
U.S. Small Cap		3%
International Equity		13%
International Small Cap		2%
Emerging Market Equity		5%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	38%
U.S. Fixed Income		23%
High Yield		10%
Treasury Inflation-Protected Securities		5%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to achieve current income through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSGA FM at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSGA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSGA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies, such as high yield bond funds, and cash equivalents, such as money market funds or repurchase agreements. In addition, SSGA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in the Prospectus.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying ETF Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon SSGA FM’s analysis of various factors and SSGA FM’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if SSGA FM allocates a significant

SSGA Growth and Income ETF Portfolio

4

portion of the Portfolio’s assets to an asset class that does not perform as SSGA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk.    The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying ETF’s shares and reduce the liquidity of an Underlying ETF’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Commodities Risk.    Exposure to the commodities markets may subject an Underlying ETF to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

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TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Portfolio Turnover Risk.     The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective September 2, 2008, SSGA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	15.49%
Lowest Quarter	4th – 2008	-12.60%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-1.77%	6.22%	N/A	5.08%	5-1-06
Class B	-1.96%	5.96%	5.15%	—	—
Class E	-1.93%	6.08%	N/A	4.93%	5-1-06
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)	-2.36%	6.09%	4.76%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    SSGA Funds Management, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Daniel P. Farley, CFA, an Executive Vice President of SSGA FM and the Chief Investment Officer for SSGA’s Investment Solutions Group (“ISG”), Timothy J. Furbush, CFA, CMT, a Vice President of SSGA FM and a Portfolio Manager in ISG, and Michael Martel, a Managing Director of SSGA FM and Head of Portfolio Management-Americas for the ISG, have managed the Portfolio since 2008, 2010 and 2014, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

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Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying ETFs’ assets decrease and decrease as the Portfolio’s and the Underlying ETFs’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying ETF Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying ETF Risk

The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs is directly related to the performance of the Underlying ETFs. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying ETFs and the ability of the Underlying ETFs to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying ETF fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. There can be no assurance that the investment objective of the Portfolio or any Underlying ETF will be achieved. As an investor in Underlying ETFs, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying ETFs, including such Underlying ETFs’ management fee.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon SSGA FM’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations and SSGA FM’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if SSGA FM allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform as SSGA FM anticipated, including relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk

An Underlying ETF’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of

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factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying ETF’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying ETF could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying ETF will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying ETF could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying ETF’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying ETF’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying ETF may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying ETF owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying ETF’s net asset value, as well as the value of

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dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF’s foreign currency or securities holdings. Although an Underlying ETF may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying ETF.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying ETF invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying ETF to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying ETF to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying ETF the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying ETF that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries

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will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. An Underlying ETF may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying ETF’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If an Underlying ETF invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

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An Underlying ETF may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Underlying ETF. If an Underlying ETF engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Underlying ETF.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For an Underlying ETF that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of an Underlying ETF’s fixed income investments will affect the volatility of the Underlying ETF’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. An Underlying ETF may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if an Underlying ETF paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in an Underlying ETF’s shares and reduce the liquidity of an Underlying ETF’s debt securities and other income-producing holdings. An Underlying ETF is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, an Underlying ETF is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

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High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying ETF with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying ETF that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying ETF’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying ETF.

An Underlying ETF that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying ETF that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying ETF, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying ETF’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying ETF may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying ETF investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Commodities Risk

An Underlying ETF may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject an Underlying ETF to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary

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distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the

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rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. In addition, the Underlying ETFs’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Underlying ETF’s investment adviser. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.

Additional Indirect Risks of Investing in the Portfolio

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of Underlying ETF shares may differ from the shares’ net asset value. The net asset value of Underlying ETF shares fluctuate with the changes in the market value of the Underlying ETF’s holdings, while the trading price of Underlying ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

The Underlying ETFs may be non-diversified and, therefore, can hold securities of a smaller number of issuers and can invest a larger percentage of their assets in a single issuer than a diversified ETF. As a result, the Underlying ETFs will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Another area of risk involves the potential focus of an Underlying ETF’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of

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industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF’s share price may fluctuate more widely than the value of shares of an ETF that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which an Underlying ETF may invest in more heavily will vary. Moreover, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Underlying ETF’s returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF’s securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF’s ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the Underlying ETFs may, from time to time, temporarily be unavailable, which may further impede the Underlying ETFs’ ability to track their applicable indices.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds1 (previously defined as Underlying ETFs), including, but are not limited to, Standard and Poors Depository Receipts (SPDRs®) of the S&P 500 ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFs™ of the Vanguard® Index Funds.2 Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index. Because the Portfolio invests in other investment companies rather than in individual securities, the Portfolio is considered a “fund of funds” and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

[1]

Exchange-traded funds are managed investment companies that hold a portfolio of common stocks, bonds or other securities that are typically designed to track the performance of a certain market index or market sector, such as the S&P 500 Index. An exchange-traded fund is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An Underlying ETF that tracks the performance of a particular market index will hold the same stocks or bonds as the index it tracks (or a sampling of the stocks or bonds that are represented by that index in a proportion meant to track the performance of the entire index), so its market price generally reflects the value of the index at any given time. Exchange-traded funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses.

[2]

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates (“BlackRock”). The Portfolio is not sponsored, endorsed, sold, or promoted by BlackRock. BlackRock makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the iShares Trust or iShares, Inc. BlackRock has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

SPDRs® is a trademark of Standard & Poor’s Financial Services LLC., licensed for use by State Street Global Advisors. The Portfolio is not sponsored, sold or endorsed by S&P, and S&P makes no representation regarding the advisability of investing in the Portfolio.

Vanguard® and Vanguard ETFs™ are trademarks of The Vanguard Group, Inc. (“Vanguard”). The Portfolio is not sponsored, endorsed, sold, or promoted by Vanguard. Vanguard makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the Vanguard ETFs™. Vanguard has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

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The Portfolio has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSGA FM may also make allocations to investments in other asset classes. Such asset classes could include, but are not limited to, commodities (through investments such as exchange-traded notes), sectors, international bonds, and country/regional investment vehicles. SSGA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests based on, among other factors, the historical performance of each Underlying ETF and/or asset class, future risk/return expectations, and SSGA FM’s outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income Underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSGA FM may choose to achieve a target allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities. SSGA FM may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. SSGA FM intends to invest the Portfolio’s assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including repurchase agreements, exchange-traded notes, exchange traded grantor trusts and other open-end investment companies, including high yield bond funds and money market funds.

SSGA FM will regularly review the Portfolio’s asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, (e.g., commodities) including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. Generally, it is anticipated that changes among the asset classes will be within a range of plus or minus 5 percentage points per quarter; however, SSGA FM may at times make larger allocation changes if it believes market conditions warrant a larger change.

Because the Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses. Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services provided by SSGA FM.

The actual allocation percentages of the Portfolio’s investments in the Underlying ETFs, updated as of the end of the most recent calendar quarter, are available from the Trust at the following website—www.metlife.com/variablefunds. Upon accessing the website, select the requested Asset Allocation Portfolio to find actual allocations for the Portfolio as of the end of the prior quarter.

The Portfolio will invest new assets and reinvest dividends based on the Portfolio’s target allocations at such time. However, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

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SSGA FM has broad discretion to allocate and reallocate the assets of the Portfolio among Underlying ETFs consistent with the Portfolio’s investment objective and policies and target allocations. SSGA FM may allocate or reallocate a portion of the Portfolio’s assets into an Underlying ETF for which SSGA FM serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which State Street Bank and Trust Company (“SSB”), an affiliate of SSGA FM, serves as trustee (collectively, “Affiliated Underlying ETFs”). SSGA FM or SSB receives investment advisory fees or trustee fees from Affiliated Underlying ETFs, and therefore, on occasions where SSGA FM allocates the Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also pay SSGA FM or SSB its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, SSGA FM has an incentive to select and invest the Portfolio’s assets in Affiliated Underlying ETFs. Also, SSGA FM may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, SSGA FM is obligated to disregard these considerations in managing the Portfolio and has adopted policies and procedures reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of the Portfolio and without consideration of any benefit to SSGA FM or SSB in connection with making such investments.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying ETFs have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s of Underlying ETF’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities.

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The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Portfolio Turnover

Although the Portfolio generally does not engage in active and frequent trading of portfolio securities, the Underlying ETFs may do so in an attempt to achieve their investment objectives.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying ETFs and the Portfolio invest; counterparties with which the Underlying ETFs and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying ETFs’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of 23 developed and 23 emerging markets. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.33% of the first $500 million of such assets plus 0.30% of such assets over $500 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.31% of the Portfolio’s average daily net assets.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.06% of the Portfolio’s average daily net assets.

SSGA Funds Management, Inc., State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the Subadviser to the Portfolio. SSGA FM is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2015, SSGA FM had approximately $385.0 billion in assets under management. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. As of December 31, 2015, SSGA had approximately $2.2 trillion in assets under management.

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The Portfolio is managed by SSGA’s ISG. Key professionals primarily involved in the day-to-day portfolio management for the Portfolio include Daniel P. Farley, CFA, Timothy J. Furbush, CFA, CMT, and Michael Martel.

Mr. Farley is an Executive Vice President of SSGA FM and SSgA, and the Chief Investment Officer for SSGA’s ISG. In this role, he is responsible for the management and development of asset allocation strategies for institutional clients worldwide. His responsibilities include the design and management of Liability Driven Investments, tactical asset allocation and overlay strategies. He is a member of SSGA’s Executive Management Group. Prior to his current role, he was the Head of the US MACS team. Mr. Farley joined SSGA in 1992.

Mr. Furbush is a Vice President of SSGA FM and SSGA and a Senior Portfolio Manager in SSGA’s ISG. He is responsible for developing and implementing customized investment approaches for clients, including strategic and tactical global balanced funds as well as equitization and overlay strategies. Prior to his current role, Mr. Furbush worked for SSGA’s Intermediary Business Group as a Research Analyst providing value added research, educational tools and practice management services to financial advisers. Before rejoining SSGA in 2007, Mr. Furbush spent a year at Fidelity Investments as a Research Analyst on their Consultant Relations Team.

Mr. Martel is a Managing Director of State Street Global Advisors and the Head of Portfolio Management in the Americas for SSGA’s ISG. In this role, he is responsible for the design and management of multi-asset class strategies geared toward meeting the investment objectives of a broad and diverse client base. His work with clients includes aligning assets with long- and short-term investment objectives, tactical asset allocation, and employing overlay strategies to enhance return and better manage risks. Prior to this role, Mr. Martel led ISG’s Exposure Management Team. He has been working in the investment management field since 1992.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares

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is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the Underlying ETF’s expenses. As a shareholder of an Underlying ETF, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is

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treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The assets of the Portfolio will consist primarily of the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Underlying ETF is considered an “asset” of the Portfolio, and the Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, no more than 80% of any three Underlying ETFs and no more than 90% by any four Underlying ETFs, in order that the Contracts will meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what SSGA FM might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive

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Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying ETF that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying ETFs that may be adversely affected by price arbitrage include those Underlying ETFs that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

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If an Underlying ETF invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying ETF calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying ETF is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying ETF’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Investments in Underlying ETFs by the Portfolio are valued at the closing market quotations for the Underlying ETFs’ shares in which the Portfolio invests. For information about the pricing policies of the Underlying ETFs, including the circumstances under which the Underlying ETFs will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses for the Underlying ETFs. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

SSGA Growth and Income ETF Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.62	$12.98	$12.08	$11.21	$11.48

Income (Loss) From Investment Operations
Net investment income (a)	0.28	0.31	0.31	0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.46)	0.43	1.22	1.09	(0.17)

Total from investment operations	(0.18)	0.74	1.53	1.43	0.17

Less Distributions
Distributions from net investment income	(0.32)	(0.33)	(0.34)	(0.30)	(0.22)
Distributions from net realized capital gains	(0.71)	(0.77)	(0.29)	(0.26)	(0.22)

Total distributions	(1.03)	(1.10)	(0.63)	(0.56)	(0.44)

Net Asset Value, End of Period	$11.41	$12.62	$12.98	$12.08	$11.21

Total Return (%) (b)	(1.77)	6.14	13.22	13.11	1.28

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.31	0.31	0.31	0.32	0.32
Ratio of net investment income to average net assets (%) (d)	2.30	2.45	2.52	2.96	3.01
Portfolio turnover rate (%)	43	55	47	39	36
Net assets, end of period (in millions)	$27.0	$28.4	$28.1	$21.1	$15.5

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.53	$12.90	$12.01	$11.15	$11.43

Income (Loss) From Investment Operations
Net investment income (a)	0.25	0.27	0.27	0.30	0.31
Net realized and unrealized gain (loss) on investments	(0.45)	0.42	1.22	1.10	(0.17)

Total from investment operations	(0.20)	0.69	1.49	1.40	0.14

Less Distributions
Distributions from net investment income	(0.29)	(0.29)	(0.31)	(0.28)	(0.20)
Distributions from net realized capital gains	(0.71)	(0.77)	(0.29)	(0.26)	(0.22)

Total distributions	(1.00)	(1.06)	(0.60)	(0.54)	(0.42)

Net Asset Value, End of Period	$11.33	$12.53	$12.90	$12.01	$11.15

Total Return (%) (b)	(1.96)	5.81	12.93	12.85	1.06

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.56	0.56	0.56	0.57	0.57
Ratio of net investment income to average net assets (%) (d)	2.04	2.17	2.21	2.64	2.79
Portfolio turnover rate (%)	43	55	47	39	36
Net assets, end of period (in millions)	$2,623.8	$2,908.8	$3,006.7	$2,879.1	$2,600.5

Please see following page for Financial Highlights footnote legend.

SSGA Growth and Income ETF Portfolio

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SSGA Growth and Income ETF Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.57	$12.93	$12.03	$11.17	$11.44

Income (Loss) From Investment Operations
Net investment income (a)	0.26	0.28	0.29	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.46)	0.44	1.23	1.09	(0.17)

Total from investment operations	(0.20)	0.72	1.52	1.41	0.15

Less Distributions
Distributions from net investment income	(0.30)	(0.31)	(0.33)	(0.29)	(0.20)
Distributions from net realized capital gains	(0.71)	(0.77)	(0.29)	(0.26)	(0.22)

Total distributions	(1.01)	(1.08)	(0.62)	(0.55)	(0.42)

Net Asset Value, End of Period	$11.36	$12.57	$12.93	$12.03	$11.17

Total Return (%) (b)	(1.93)	6.00	13.11	12.91	1.17

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (c)	0.46	0.46	0.46	0.47	0.47
Ratio of net investment income to average net assets (%) (d)	2.11	2.26	2.34	2.76	2.85
Portfolio turnover rate (%)	43	55	47	39	36
Net assets, end of period (in millions)	$10.2	$12.0	$12.2	$10.9	$9.1

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.

(d)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

T. Rowe Price Mid Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

T. Rowe Price Mid Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class E
Management Fee	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses	0.03%	0.03%	0.03%

Total Annual Portfolio Operating Expenses	0.78%	1.03%	0.93%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$80	$250	$435	$969
Class B	$106	$329	$571	$1,264
Class E	$95	$298	$517	$1,147

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of common stocks, including common stocks purchased through initial public offerings (“IPOs”), of mid cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. T. Rowe Price defines mid cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. As of December 31, 2015, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $709.0 million to $12.6 billion. As of December 31, 2015, the market capitalizations of companies in the Russell Midcap Growth Index ranged from $718.0 million to $30.2 billion. The market capitalization of the companies and the S&P and Russell indices change over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company’s market capitalization grows or falls outside this range.

As “growth” investors, T. Rowe Price believes that when a company’s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. In selecting investments, T. Rowe Price generally favors companies that:

■	have proven products or services;

■	have a record of above-average earnings growth;

■	have demonstrated potential to sustain earnings growth;

■	have a connection to industries experiencing increasing demand; or

■	have stock prices that appear to undervalue their growth prospects.

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In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an opportunity for substantial appreciation. These situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, in keeping with the Portfolio’s objectives. The Portfolio may invest up to 25% of its assets in foreign securities. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that, due to current market conditions, that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.01%
Lowest Quarter	4th – 2008	-25.32%

T. Rowe Price Mid Cap Growth Portfolio

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Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	6.88%	13.20%	10.16%
Class B	6.67%	12.93%	9.89%
Class E	6.72%	13.03%	10.00%
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)	-0.20%	11.54%	8.16%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    T. Rowe Price Associates, Inc., is the subadviser to the Portfolio.

Portfolio Manager.    Brian W. H. Berghuis, Chairman of the T. Rowe Price Mid-Cap Growth Fund Investment Advisory committee, has managed the Portfolio since 2003.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

T. Rowe Price Mid Cap Growth Portfolio

5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

T. Rowe Price Mid Cap Growth Portfolio

6

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

T. Rowe Price Mid Cap Growth Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

T. Rowe Price Mid Cap Growth Portfolio

8

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

T. Rowe Price Mid Cap Growth Portfolio

9

may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

T. Rowe Price Mid Cap Growth Portfolio

10

growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk

T. Rowe Price Mid Cap Growth Portfolio

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(the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

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Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.75% of the average daily net assets of the Portfolio. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.71% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Voluntary Fee Waiver

Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment advisory fee by the amount waived by the Portfolio’s subadviser pursuant to a voluntary subadvisory fee waiver. If the current voluntary advisory fee waiver were reflected in the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses of the Portfolio” section of the prospectus, the Portfolio’s Total Annual Portfolio Operating Expenses would have been 0.74% for Class A shares, 0.99% for Class B shares and 0.89% for Class E shares. This voluntary advisory fee waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The SAI provides more information about this fee waiver.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the subcontract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.46% of the Portfolio’s average daily net assets.

T. ROWE PRICE ASSOCIATES, INC., 100 East Pratt Street, Baltimore, Maryland 21202, is the Subadviser to the Portfolio. T. Rowe Price was founded in 1937. As of December 31, 2015, T. Rowe Price and its affiliates managed approximately $763.1 billion in assets for individual and institutional investor accounts.

The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio’s investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund’s Investment Advisory committee since 1992. He joined T. Rowe Price in 1985 and his investment experience dates from 1983.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a

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Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate

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Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are

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typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

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Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

T. Rowe Price Mid Cap Growth Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.52	$12.29	$9.53	$9.53	$9.90

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.00 (b)	(0.01)	(0.01)	0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.91	1.45	3.38	1.28	(0.09)

Total from investment operations	0.91	1.44	3.37	1.30	(0.11)

Less Distributions
Distributions from net investment income	0.00	0.00	(0.05)	0.00	0.00
Distributions from net realized capital gains	(2.04)	(1.21)	(0.56)	(1.30)	(0.26)

Total distributions	(2.04)	(1.21)	(0.61)	(1.30)	(0.26)

Net Asset Value, End of Period	$11.39	$12.52	$12.29	$9.53	$9.53

Total Return (%) (c)	6.88	13.04	36.96	13.93	(1.40)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	0.78	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (d)	0.74	0.74	0.75	0.76	0.76
Ratio of net investment income (loss) to average net assets (%)	0.02	(0.08)	(0.12)	0.17	(0.21)
Portfolio turnover rate (%)	25	23	25	30	38
Net assets, end of period (in millions)	$602.3	$639.3	$799.0	$642.5	$565.8

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.96	$11.82	$9.19	$9.25	$9.64

Income (Loss) From Investment Operations
Net investment loss (a)	(0.03)	(0.04)	(0.04)	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	0.88	1.39	3.25	1.25	(0.09)

Total from investment operations	0.85	1.35	3.21	1.24	(0.13)

Less Distributions
Distributions from net investment income	0.00	0.00	(0.02)	0.00	0.00
Distributions from net realized capital gains	(2.04)	(1.21)	(0.56)	(1.30)	(0.26)

Total distributions	(2.04)	(1.21)	(0.58)	(1.30)	(0.26)

Net Asset Value, End of Period	$10.77	$11.96	$11.82	$9.19	$9.25

Total Return (%) (c)	6.67	12.77	36.58	13.68	(1.65)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	1.03	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (d)	0.99	0.99	1.00	1.01	1.01
Ratio of net investment loss to average net assets (%)	(0.23)	(0.33)	(0.37)	(0.08)	(0.45)
Portfolio turnover rate (%)	25	23	25	30	38
Net assets, end of period (in millions)	$1,030.3	$1,072.1	$1,081.0	$873.9	$820.0

Please see following page for Financial Highlights footnote legend.

T. Rowe Price Mid Cap Growth Portfolio

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T. Rowe Price Mid Cap Growth Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$12.19	$12.01	$9.33	$9.36	$9.75

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.02)	(0.03)	(0.03)	0.00 (b)	(0.04)
Net realized and unrealized gain (loss) on investments	0.89	1.42	3.30	1.27	(0.09)

Total from investment operations	0.87	1.39	3.27	1.27	(0.13)

Less Distributions
Distributions from net investment income	0.00	0.00	(0.03)	0.00	0.00
Distributions from net realized capital gains	(2.04)	(1.21)	(0.56)	(1.30)	(0.26)

Total distributions	(2.04)	(1.21)	(0.59)	(1.30)	(0.26)

Net Asset Value, End of Period	$11.02	$12.19	$12.01	$9.33	$9.36

Total Return (%) (c)	6.72	12.92	36.68	13.85	(1.63)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	0.93	0.93	0.93	0.93
Net ratio of expenses to average net assets (%) (d)	0.89	0.89	0.90	0.91	0.91
Ratio of net investment income (loss) to average net assets (%)	(0.13)	(0.23)	(0.27)	0.01	(0.36)
Portfolio turnover rate (%)	25	23	25	30	38
Net assets, end of period (in millions)	$22.1	$22.4	$22.3	$17.4	$18.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Net investment income was less than $0.01.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Oppenheimer Global Equity Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Oppenheimer Global Equity Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.66%		0.66%		0.66%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.05%		0.05%		0.05%

Total Annual Portfolio Operating Expenses	0.71%		0.96%		0.86%
Fee Waiver *	(0.08%	)	(0.08%	)	(0.08%	)

Net Operating Expenses	0.63%		0.88%		0.78%

*	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.650% of the first $100 million of the Portfolio’s average daily net assets, 0.630% of such assets over $100 million up to $250 million, 0.620% of such assets over $250 million up to $350 million, 0.600% of such assets over $350 million up to $600 million, 0.590% of such assets over $600 million up to $800 million, 0.540% of such assets over $800 million up to $1.25 billion, and 0.520% of such assets over $1.25 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$65	$220	$388	$877
Class B	$90	$299	$525	$1,175
Class E	$80	$267	$471	$1,057

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

OppenheimerFunds, Inc. (“Oppenheimer” or “Subadviser”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s net assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks and securities convertible into common or preferred stocks. The Portfolio may invest without limit in foreign securities and may invest in any country, including countries with developed or emerging markets. However, the Portfolio generally emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but generally focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

The Portfolio may also invest in derivatives.

Stock Selection

Oppenheimer primarily looks for quality companies, regardless of domicile, that have sustainable growth.

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Oppenheimer’s investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Oppenheimer seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Oppenheimer does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Oppenheimer employs fundamental company analysis to select investments for the Portfolio’s investment portfolio. The economic characteristics Oppenheimer seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Oppenheimer believes will enable the company to fund its own growth. These criteria may vary. Oppenheimer also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.

Oppenheimer has a long-term investment horizon of typically three to five years. Oppenheimer also has a contrarian buy discipline; it buys high quality companies that fit its investment criteria when their valuations underestimate their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Oppenheimer monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

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Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 29, 2013, Oppenheimer became the subadviser to the Portfolio. The historical performance shown for the Portfolio prior to that date is the performance of the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund (the “MSF Predecessor Fund”) managed by Oppenheimer using the same investment objective and strategies as the Portfolio.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	23.32%
Lowest Quarter	4th – 2008	-21.80%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	4.10%	8.62%	6.21%
Class B	3.86%	8.36%	5.93%
Class E	3.94%	8.46%	6.05%
MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)	-2.36%	6.09%	4.76%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    OppenheimerFunds, Inc., is the subadviser to the Portfolio.

Portfolio Manager.    Rajeev Bhaman, CFA, Portfolio Manager, Director of Global Equities, and Senior Vice President of Oppenheimer, has managed the Portfolio since April 2013. Mr. Bhaman managed the MSF Predecessor Fund from 2005 until 2013.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Oppenheimer Global Equity Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries

Oppenheimer Global Equity Portfolio

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are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

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Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity

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security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to

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time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s

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shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of 23 developed and 23 emerging markets. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $100 million of such assets plus 0.68% of such assets over $100 million up to $250 million plus 0.67% of such assets over $250 million up to $500 million plus 0.66% of such assets over $500 million up to $750 million plus 0.65% of such assets over $750 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.31% of the Portfolio’s average daily net assets.

OPPENHEIMERFUNDS, INC., 225 Liberty Street—11th Floor, New York, New York 10281-1008, is the subadviser to the Portfolio. Oppenheimer has operated as an investment advisor

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since January 1960. Oppenheimer and its subsidiaries and controlled affiliates had approximately $216.8 billion in assets under management as of December 31, 2015.

Rajeev Bhaman, CFA, has managed the Portfolio since 2013. Mr. Bhaman managed the MSF Predecessor Fund from 2005 until 2013. Mr. Bhaman has been with Oppenheimer since 1996. He has been a Director of Global Equities of Oppenheimer since 2013; a Senior Vice President of Oppenheimer since 2006 and was a Vice President of Oppenheimer from 1997 to 2006. He is a Senior Vice President of Oppenheimer and a Portfolio Manager of various Oppenheimer funds.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

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MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it

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distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

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potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to

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maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Oppenheimer Global Equity Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013(a)	2012	2011
Net Asset Value, Beginning of Period	$20.34	$20.73	$16.63	$13.91	$15.44

Income (Loss) From Investment Operations
Net investment income (b)	0.24	0.30	0.24	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.64	0.14	4.24	2.71	(1.48)

Total from investment operations	0.88	0.44	4.48	2.97	(1.23)

Less Distributions
Distributions from net investment income	(0.26)	(0.21)	(0.38)	(0.25)	(0.30)
Distributions from net realized capital gains	(0.47)	(0.62)	0.00	0.00	0.00

Total distributions	(0.73)	(0.83)	(0.38)	(0.25)	(0.30)

Net Asset Value, End of Period	$20.49	$20.34	$20.73	$16.63	$13.91

Total Return (%) (c)	4.10	2.30	27.32	21.52	(8.24)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71	0.74	0.71	0.62	0.62
Net ratio of expenses to average net assets (%) (d)	0.65	0.70	0.69	0.62	0.62
Ratio of net investment income to average net assets (%)	1.14	1.48	1.27	1.74	1.65
Portfolio turnover rate (%)	19	22	11	13	12
Net assets, end of period (in millions)	$864.8	$775.0	$484.4	$411.0	$378.6

	Class B
	Year ended December 31,
	2015	2014	2013(a)	2012	2011
Net Asset Value, Beginning of Period	$20.23	$20.63	$16.54	$13.83	$15.36

Income (Loss) From Investment Operations
Net investment income (b)	0.19	0.24	0.18	0.22	0.21
Net realized and unrealized gain (loss) on investments	0.63	0.15	4.23	2.70	(1.47)

Total from investment operations	0.82	0.39	4.41	2.92	(1.26)

Less Distributions
Distributions from net investment income	(0.20)	(0.17)	(0.32)	(0.21)	(0.27)
Distributions from net realized capital gains	(0.47)	(0.62)	0.00	0.00	0.00

Total distributions	(0.67)	(0.79)	(0.32)	(0.21)	(0.27)

Net Asset Value, End of Period	$20.38	$20.23	$20.63	$16.54	$13.83

Total Return (%) (c)	3.86	2.03	27.01	21.17	(8.40)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	0.99	0.96	0.87	0.87
Net ratio of expenses to average net assets (%) (d)	0.90	0.95	0.94	0.87	0.87
Ratio of net investment income to average net assets (%)	0.90	1.18	0.99	1.49	1.40
Portfolio turnover rate (%)	19	22	11	13	12
Net assets, end of period (in millions)	$388.4	$410.1	$448.6	$250.9	$236.1

Please see following page for Financial Highlights footnote legend.

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Oppenheimer Global Equity Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013(a)	2012	2011
Net Asset Value, Beginning of Period	$20.26	$20.66	$16.56	$13.85	$15.38

Income (Loss) From Investment Operations
Net investment income (b)	0.21	0.26	0.20	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.63	0.15	4.25	2.69	(1.48)

Total from investment operations	0.84	0.41	4.45	2.93	(1.25)

Less Distributions
Distributions from net investment income	(0.22)	(0.19)	(0.35)	(0.22)	(0.28)
Distributions from net realized capital gains	(0.47)	(0.62)	0.00	0.00	0.00

Total distributions	(0.69)	(0.81)	(0.35)	(0.22)	(0.28)

Net Asset Value, End of Period	$20.41	$20.26	$20.66	$16.56	$13.85

Total Return (%) (c)	3.94	2.13	27.19	21.35	(8.39)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	0.89	0.86	0.77	0.77
Net ratio of expenses to average net assets (%) (d)	0.80	0.85	0.84	0.77	0.77
Ratio of net investment income to average net assets (%)	1.01	1.28	1.07	1.60	1.51
Portfolio turnover rate (%)	19	22	11	13	12
Net assets, end of period (in millions)	$25.4	$29.6	$34.7	$11.3	$11.0

(a)	At the close of business on April 26, 2013, the Portfolio acquired all the assets and liabilities of the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund (the “MSF Oppenheimer Global Equity Predecessor”). The MSF Oppenheimer Global Equity Predecessor was the accounting survivor of the merger for financial reporting purposes, therefore, the financial statements included in the Portfolio’s annual report for the period ended December 31, 2015 reflect the historical results of MSF Oppenheimer Global Equity Predecessor prior to the acquisition and the combined results thereafter.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Met/Templeton International Bond Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Met/Templeton International Bond Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Current income with capital appreciation and growth of income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.13%	0.13%

Total Annual Portfolio Operating Expenses	0.73%	0.98%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$75	$234	$407	$909
Class B	$100	$314	$544	$1,206

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Portfolio invests predominantly in bonds, including inflation-indexed securities issued by governments and government agencies located around the world. In addition, the Portfolio’s assets will be invested in issuers located in at least three countries (including the U.S.). The Portfolio’s investments in U.S. issuers will not exceed 20% of its net assets.

Although the Portfolio may buy bonds rated in any category, it focuses on “investment grade” bonds. These are issues rated in the top four rating categories by independent rating agencies such as Standard & Poor’s Ratings Services or Moody’s Investors Service, Inc., or, if unrated, determined by Franklin Advisers to be of comparable quality. The Portfolio may invest up to 25% of its total assets in bonds that are rated below investment grade (or unrated but determined to be of comparable quality). Such securities are sometimes referred to as “junk bonds.” The Portfolio may invest a significant portion (generally about 25-50%) of its total assets in developing or emerging markets.

The Portfolio may invest in debt securities of any maturity, and the average maturity or duration of debt securities in the Portfolio’s portfolio will fluctuate depending on Franklin Advisers’ outlook on changing market, economic, and political conditions.

For purposes of pursuing its investment objective, the Portfolio regularly enters into currency-related transactions involving certain derivative instruments, including currency and cross currency forwards, and

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currency and currency index futures contracts. The use of derivative currency transactions may allow the Portfolio to obtain net long or net negative (short) exposure to selected currencies. The Portfolio may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures), swap agreements (which may include interest rate and credit default swaps), and options on such contracts. The use of these derivative transactions may allow the Portfolio to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. The Portfolio may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Portfolio returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, interest rates and other market factors. The Portfolio may buy and sell futures contracts that trade on U.S. and foreign exchanges. Franklin Advisers considers various factors, such as availability and cost, in deciding whether to use a particular derivative instrument or strategy.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Franklin Advisers allocates the Portfolio’s assets based upon its assessment of changing market, political and economic conditions. Franklin Advisers considers various factors, including evaluation of interest and currency exchange rate changes and credit risks.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an

Met/Templeton International Bond Portfolio

4

investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Non-Diversification Risk.    To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

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5

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2010	7.79%
Lowest Quarter	3rd – 2011	-7.19%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class A	-3.95%	2.48%	5.36%	5-1-09
Class B	-4.16%	2.21%	5.10%	5-1-09
Citigroup World Government Bond Index (“WGBI”) ex-U.S. (reflects no deduction for mutual fund fees or expenses)	-5.54%	-1.30%	1.22%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Franklin Advisers, Inc., is the Subadviser to the Portfolio.

Portfolio Managers.    Michael Hasenstab, Ph.D., Executive Vice President, Portfolio Manager and Chief Investment Officer, Global Bonds Department of Franklin Templeton Fixed Income Group, Sonal Desai, Ph.D., Senior Vice President, Portfolio Manager and Director of Research of Franklin Templeton Fixed Income Group and Christine Zhu, Portfolio Manager and Quantitative Research Analyst of Franklin Templeton Fixed Income Group, have managed the Portfolio since its inception in 2009, May 2016 and 2014, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Met/Templeton International Bond Portfolio

6

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

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Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Non-Diversification Risk

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the

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issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Short Sale and Short Position Risk

The Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio may sell short securities it does not own. The Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the

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transaction costs associated with the short sale or short position. In addition, the Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio borrows the securities that it sells short, the Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or

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insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

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Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Citigroup World Government Bond Index (“WGBI”) ex-U.S. is a market capitalization weighted index and tracks total returns of government bonds in over 20 countries globally, excluding the United States.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment

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strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.60% of the average daily net assets of the Portfolio. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015, to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances,

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shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.30% of the Portfolio’s average daily net assets.

Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403-1906, is the Subadviser to the Portfolio. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Resources, Inc., and its affiliates managed approximately $763.9 billion in assets as of December 31, 2015.

Michael Hasenstab, Ph.D., as portfolio manager, has primary responsibility for the day-to-day management of the Portfolio. Dr. Hasenstab is Executive Vice President, Portfolio Manager and Chief Investment Officer, Global Bonds Department of Franklin Templeton Fixed Income Group. Dr. Hasenstab first joined Franklin Templeton Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Sonal Desai, Ph.D., is a senior vice president and director of research for Templeton Global Macro. Templeton Global Macro offers global, unconstrained investment strategies through a variety of investment vehicles ranging from retail mutual funds to unregistered, privately offered hedge funds. Dr. Desai joined Franklin Templeton Investments in 2009 from Thames River Capital in London and has over 21 years of experience in the financial sector.

Christine Zhu has been with Franklin Templeton Investments since 2007. She is a portfolio manager and quantitative research analyst for Franklin Templeton Fixed Income Group’s global bond group. She focuses on portfolio construction, derivatives/quantitative strategies in global market, performance attribution and risk management.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50%

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for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is

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treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A

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shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on

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closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those

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exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Met/Templeton International Bond Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.32	$11.72	$11.88	$11.54	$12.45

Income (Loss) From Investment Operations
Net investment income (a)	0.28	0.30	0.43	0.43	0.50
Net realized and unrealized gain (loss) on investments	(0.69)	(0.14)	(0.28)	1.15	(0.47)

Total from investment operations	(0.41)	0.16	0.15	1.58	0.03

Less Distributions
Distributions from net investment income	(0.93)	(0.56)	(0.26)	(1.24)	(0.92)
Distributions from net realized capital gains	(0.02)	0.00	(0.05)	0.00	(0.02)

Total distributions	(0.95)	(0.56)	(0.31)	(1.24)	(0.94)

Net Asset Value, End of Period	$9.96	$11.32	$11.72	$11.88	$11.54

Total Return (%) (b)	(3.95)	1.41	1.27	14.64	(0.06)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.73	0.73	0.72	0.73	0.74
Ratio of net investment income to average net assets (%)	2.58	2.56	3.69	3.78	4.09
Portfolio turnover rate (%)	47	28	37	35	46
Net assets, end of period (in millions)	$1,284.5	$1,380.5	$1,251.2	$1,048.6	$926.3

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.24	$11.64	$11.80	$11.48	$12.41

Income (Loss) From Investment Operations
Net investment income (a)	0.25	0.26	0.40	0.40	0.46
Net realized and unrealized gain (loss) on investments	(0.68)	(0.13)	(0.27)	1.14	(0.46)

Total from investment operations	(0.43)	0.13	0.13	1.54	0.00

Less Distributions
Distributions from net investment income	(0.90)	(0.53)	(0.24)	(1.22)	(0.91)
Distributions from net realized capital gains	(0.02)	0.00	(0.05)	0.00	(0.02)

Total distributions	(0.92)	(0.53)	(0.29)	(1.22)	(0.93)

Net Asset Value, End of Period	$9.89	$11.24	$11.64	$11.80	$11.48

Total Return (%) (b)	(4.16)	1.14	1.04	14.29	(0.33)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.98	0.98	0.97	0.98	0.99
Ratio of net investment income to average net assets (%)	2.33	2.31	3.44	3.53	3.81
Portfolio turnover rate (%)	47	28	37	35	46
Net assets, end of period (in millions)	$58.0	$64.2	$70.6	$76.3	$67.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

MetLife Small Cap Value Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MetLife Small Cap Value Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Long-term capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.84%	1.09%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$86	$269	$468	$1,040
Class B	$112	$348	$604	$1,334

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Delaware Investments Fund Advisers (“Delaware Investments”) and Wells Capital Management Incorporated (“WellsCap”) (each a “Subadviser” and together, the “Subadvisers”), subadvisers to the Portfolio, invest the Portfolio’s assets, under normal circumstances, in equity securities of small companies whose stock price appears to be below their underlying value and who exhibit the potential for above average capital growth. Under normal circumstances, the Portfolio expects to invest at least 80% of its net assets in securities of companies that are considered small. The Portfolio considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment (based on month-end data).

The Portfolio may invest up to 25% of its assets in foreign securities and up to 15% of its assets in real estate investment trusts (“REITs”).

In identifying companies in which to invest, the Subadvisers may consider, among other factors, a company’s financial strength, its management, its cash flow, its use of financial leverage, and its price-to-earnings ratio. The Subadvisers also may consider the prospects for a company’s industry, whether or not the company is out of favor in the marketplace as reflected in the company’s stock price, and whether or not the company is undergoing a reorganization or other change that may create a more favorable outlook going forward. The Portfolio will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value, when a portfolio holding’s stock price nears its intrinsic value appreciation target, the industry or general market

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environment becomes unfavorable, or a Subadviser identifies a more attractive investment opportunity.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective December 1, 2014, Delaware Investments and WellsCap became the subadvisers to the Portfolio. Investment performance prior to that date is attributable to the former subadviser to the Portfolio.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	20.00%
Lowest Quarter	4th – 2008	-26.71%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-5.20%	6.75%	5.05%
Class B	-5.41%	6.47%	4.80%
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)	-7.47%	7.67%	5.57%

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadvisers.    Delaware Investments Fund Advisers and Wells Capital Management Incorporated are the subadvisers to the Portfolio.

Portfolio Managers.    Christopher S. Beck, CFA, Senior Vice President and Chief Investment Officer - Small-Cap Value/Mid-Cap Value Equity, and Steven G. Catricks, CFA, Kelley A. McKee, CFA, and Kent P. Madden, CFA, each Vice President, Portfolio Manager and Equity Analyst, all with Delaware Investments, have managed the Portfolio since 2014.

James M. Tringas, CFA, CPA, Managing Director and Portfolio Manager, Robert Rifkin, CFA, Portfolio Manager, and Bryant VanCronkhite, CFA, CPA, Managing Director and Portfolio Manager, all with WellsCap, have managed the Portfolio since 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

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If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadvisers may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned. The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 2000 Value Index is an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadvisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadvisers to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadvisers, allocating the assets of the Portfolio between the Subadvisers, and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadvisers for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.75% of the first $1 billion of such assets plus 0.70% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.74% of the Portfolio’s average daily net assets.

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A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreements with the Subadvisers is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Contractual Fee Waiver

MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.750% of the first $1 billion of the Portfolio’s average daily net assets and 0.650% of such assets over $1 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

The Subadvisers

Under the terms of the agreement between each Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadvisers follow the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadvisers’ portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of each Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays each Subadviser a fee based on the average daily net assets of the portion of the Portfolio managed by the Subadviser. The Portfolio is not responsible for the fees paid to the Subadvisers. For the year ended December 31, 2015, MetLife Advisers paid to each Subadviser an investment subadvisory fee of 0.46% of the Portfolio’s average daily net assets.

DELAWARE INVESTMENTS FUND ADVISERS, 2005 Market Street, Philadelphia, Pennsylvania 19103, is a subadviser to the Portfolio and manages a portion of the Portfolio’s assets. Delaware Investments and its predecessors have been managing funds since 1938, and

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as of December 31, 2015, Delaware Investments managed over $166.0 billion in assets, including mutual funds, separate accounts, and other investment vehicles.

Christopher S. Beck has primary responsibility for making day-to-day investment decisions for the Portfolio, and Mr. Beck regularly consults with Steven Catricks, Kent Madden, and Kelley McKee.

Christopher S. Beck, CFA, Senior Vice President, Chief Investment Officer - Small-Cap Value/Mid-Cap Value Equity, leads the firm’s Small-Cap Value/Mid-Cap Value Equity team. He joined Delaware Investments in 1997 as a vice president and senior portfolio manager.

Steven G. Catricks, CFA, Vice President, Portfolio Manager, Equity Analyst, is a portfolio manager for the Small-Cap Value/Mid-Cap Value Equity team. He joined Delaware Investments in 2001 as an equity analyst, performing research and analysis for the firm’s Emerging Growth Equity team.

Kent P. Madden, CFA, Vice President, Portfolio Manager, Equity Analyst, is a portfolio manager for the Small-Cap Value/Mid-Cap Value Equity team. He joined Delaware Investments in 2004 as an equity analyst.

Kelley A. McKee, CFA, Vice President, Portfolio Manager, Equity Analyst, is a portfolio manager for the Small-Cap Value/Mid-Cap Value Equity team. She joined Delaware Investments in July 2005 as an equity analyst.

WELLS CAPITAL MANAGEMENT INCORPORATED, 525 Market Street, San Francisco, California 94105, is a subadviser to the Portfolio and manages a portion of the Portfolio’s assets. As of December 31, 2015, WellsCap had approximately $349.3 billion in assets under management.

James M. Tringas, CFA, CPA, is Managing Director and Senior Portfolio Manager with the Special Global Equity team. He joined WellsCap in 1994.

Robert Rifkin, CFA, is a Portfolio Manager for the Special Global Equity team. He joined WellsCap in 1997.

Bryant VanCronkhite, CFA, CPA, is Managing Director and Portfolio Manager with the Special Global Equity team. He joined WellsCap in 2003.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their

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affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is

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treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges

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may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among

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sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that

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the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

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If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Small Cap Value Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.51	$21.04	$16.05	$13.57	$15.04

Income (Loss) From Investment Operations
Net investment income (a)	0.19	0.08	0.07	0.19	0.03
Net realized and unrealized gain (loss) on investments	(0.62)	0.30	5.14	2.29	(1.31)

Total from investment operations	(0.43)	0.38	5.21	2.48	(1.28)

Less Distributions
Distributions from net investment income	(0.08)	(0.06)	(0.22)	0.00	(0.19)
Distributions from net realized capital gains	(7.38)	(0.85)	0.00	0.00	0.00

Total distributions	(7.46)	(0.91)	(0.22)	0.00	(0.19)

Net Asset Value, End of Period	$12.62	$20.51	$21.04	$16.05	$13.57

Total Return (%) (b)	(5.20)	1.96	32.81	18.28	(8.70)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.77	0.77	0.76	0.77	0.77
Net ratio of expenses to average net assets (%) (c)	0.77	0.76	0.74	0.76	0.77
Ratio of net investment income to average net assets (%)	1.21	0.38	0.37	1.29	0.17
Portfolio turnover rate (%)	35	135	46	46	48
Net assets, end of period (in millions)	$564.5	$646.7	$934.0	$892.7	$755.1

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$20.36	$20.89	$15.94	$13.51	$14.99

Income (Loss) From Investment Operations
Net investment income (loss) (a)	0.15	0.03	0.02	0.14	(0.02)
Net realized and unrealized gain (loss) on investments	(0.61)	0.30	5.11	2.29	(1.30)

Total from investment operations	(0.46)	0.33	5.13	2.43	(1.32)

Less Distributions
Distributions from net investment income	(0.02)	(0.01)	(0.18)	0.00	(0.16)
Distributions from net realized capital gains	(7.38)	(0.85)	0.00	0.00	0.00

Total distributions	(7.40)	(0.86)	(0.18)	0.00	(0.16)

Net Asset Value, End of Period	$12.50	$20.36	$20.89	$15.94	$13.51

Total Return (%) (b)	(5.41)	1.72	32.45	17.99	(8.98)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.02	1.02	1.01	1.02	1.02
Net ratio of expenses to average net assets (%) (c)	1.02	1.01	0.99	1.01	1.02
Ratio of net investment income (loss) to average net assets (%)	0.95	0.16	0.12	0.96	(0.11)
Portfolio turnover rate (%)	35	135	46	46	48
Net assets, end of period (in millions)	$432.0	$531.9	$602.9	$517.8	$531.6

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

MetLife Small Cap Value Portfolio

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Invesco Comstock Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Invesco Comstock Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Capital growth and income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.56%		0.56%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.58%		0.83%
Fee Waiver *	(0.02%	)	(0.02%	)

Net Operating Expenses	0.56%		0.81%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.650% of the first $500 million of the Portfolio’s average daily net assets, 0.600% of such assets over $500 million up to $1 billion, 0.500% of such assets over $1 billion up to $2 billion and 0.475% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$57	$184	$323	$725
Class B	$83	$264	$460	$1,027

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Invesco Advisers, Inc. (“Invesco” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.

In selecting securities for investment, the Portfolio focuses primarily on the security’s potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by Invesco to possess the potential for capital growth and income. Invesco generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. Invesco will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and Invesco no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond Invesco’s tolerable level and the trend is likely to be a long-term issue.

The Portfolio may invest in issuers of any size, although Invesco focuses on companies with a market capitalization in excess of $2 billion.

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The Portfolio may invest up to 25% of its total assets in securities of foreign issuers (including issuers in emerging market countries, i.e., those that are in the initial stages of their industrial cycle) and depositary receipts.

The Portfolio may also invest up to 10% of its net assets in real estate investment trusts (“REITs”).

The Portfolio may utilize derivative instruments, including S&P 500 futures, for cash management purposes and forward currency exchange contracts for currency hedging purposes.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less credit worthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

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Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	18.73%
Lowest Quarter	4th – 2008	-22.95%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years
Class A	-5.73%	10.47%	5.78%
Class B	-5.97%	10.18%	5.52%
Russell 1000 Value Index (reflects no deduction for mutual fund fees or expenses)	-3.83%	11.27%	6.16%

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Invesco Advisers, Inc. is the subadviser to the Portfolio.

Portfolio Managers.    Kevin Holt (lead manager) and Devin Armstrong, Charles DyReyes and James Warwick, Portfolio Managers, have managed the Portfolio since 2005, 2007, 2016 and 2007, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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5

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.
Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

Invesco Comstock Portfolio

9

may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because

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growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

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The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

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Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s

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ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell 1000 Value Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.65% of the first $500 million of such assets plus 0.60% of such assets over $500 million up to $1 billion plus 0.525% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.54% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio

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may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.29% of the Portfolio’s average daily net assets.

INVESCO ADVISERS, INC., 1555 Peachtree, N.E., Atlanta, Georgia 30309, is the Subadviser to the Portfolio. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2015, Invesco Ltd. managed approximately $775.6 billion in assets.

The Portfolio is currently managed by Invesco’s Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include Kevin Holt, Devin Armstrong, Charles DyReyes and James Warwick.

Mr. Holt, Lead Manager, has been associated with Invesco and/or its affiliates since 2010. Mr. Holt was associated with Van Kampen Asset Management in an investment management capacity from 1999 to 2010. As lead manager of the Portfolio, Mr. Holt is responsible for the execution of the overall strategy of the Portfolio.

Mr. Armstrong, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong was associated with Van Kampen Asset Management in an investment management capacity from 2007 to 2010. From 2004 to 2007, he was associated with Van Kampen Asset Management in a research capacity.

Mr. DyReyes, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2015. From 2010 to 2015, he served as a senior equity analyst with Brandywine Global Investment Management.

Mr. Warwick, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick was associated with Van Kampen Asset Management in an investment management capacity from 2002 to 2010.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E

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shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain

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diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available

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investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that

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Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are

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typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

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Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Invesco Comstock Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.79	$14.58	$10.90	$9.32	$9.55

Income (Loss) From Investment Operations
Net investment income (a)	0.26	0.30	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments	(1.08)	1.08	3.65	1.55	(0.27)

Total from investment operations	(0.82)	1.38	3.85	1.74	(0.10)

Less Distributions
Distributions from net investment income	(0.48)	(0.17)	(0.17)	(0.16)	(0.13)
Distributions from net realized capital gains	(0.52)	0.00	0.00	0.00	0.00

Total distributions	(1.00)	(0.17)	(0.17)	(0.16)	(0.13)

Net Asset Value, End of Period	$13.97	$15.79	$14.58	$10.90	$9.32

Total Return (%) (b)	(5.73)	9.60	35.64	18.76	(1.17)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	0.58	0.59	0.60	0.61
Net ratio of expenses to average net assets (%) (c)	0.56	0.56	0.57	0.58	0.61
Ratio of net investment income to average net assets (%)	1.76	1.97	1.59	1.90	1.81
Portfolio turnover rate (%)	15	23 (d)	14	17	25
Net assets, end of period (in millions)	$1,390.6	$1,587.6	$1,897.6	$1,524.2	$1,406.5

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.72	$14.52	$10.85	$9.28	$9.52

Income (Loss) From Investment Operations
Net investment income (a)	0.23	0.24	0.17	0.17	0.14
Net realized and unrealized gain (loss) on investments	(1.08)	1.10	3.64	1.53	(0.27)

Total from investment operations	(0.85)	1.34	3.81	1.70	(0.13)

Less Distributions
Distributions from net investment income	(0.45)	(0.14)	(0.14)	(0.13)	(0.11)
Distributions from net realized capital gains	(0.52)	0.00	0.00	0.00	0.00

Total distributions	(0.97)	(0.14)	(0.14)	(0.13)	(0.11)

Net Asset Value, End of Period	$13.90	$15.72	$14.52	$10.85	$9.28

Total Return (%) (b)	(5.97)	9.31	35.39	18.43	(1.48)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.83	0.84	0.85	0.86
Net ratio of expenses to average net assets (%) (c)	0.81	0.81	0.82	0.83	0.86
Ratio of net investment income to average net assets (%)	1.51	1.60	1.33	1.65	1.50
Portfolio turnover rate (%)	15	23 (d)	14	17	25
Net assets, end of period (in millions)	$1,028.8	$1,213.1	$762.8	$607.1	$555.3

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Excludes the effect of subscriptions in kind activity for the year ended December 31, 2014.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Morgan Stanley Mid Cap Growth Portfolio

Class A, Class B and Class E Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Morgan Stanley Mid Cap Growth Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Capital appreciation.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B		Class E
Management Fee	0.65%		0.65%		0.65%
Distribution and/or Service (12b-1) Fees	None		0.25%		0.15%
Other Expenses	0.03%		0.03%		0.03%

Total Annual Portfolio Operating Expenses	0.68%		0.93%		0.83%
Fee Waiver *	(0.01%	)	(0.01%	)	(0.01%	)

Net Operating Expenses	0.67%		0.92%		0.82%

*	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio’s average daily net assets and 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$69	$217	$379	$848
Class B	$94	$297	$516	$1,146
Class E	$84	$265	$461	$1,028

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Morgan Stanley Investment Management Inc. (“MSIM” or “Subadviser”), subadviser to the Portfolio, seeks to invest the Portfolio’s assets, under normal circumstances, in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. MSIM typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of medium-sized companies at the time of investment. Under current market conditions, MSIM defines medium-sized companies as companies with capitalizations within the range of companies represented in the Russell Midcap Growth Index. As of December 31, 2015, the market capitalizations of companies in the Russell Midcap Growth Index ranged from $718.0 million to $30.2 billion. The Portfolio may also invest in common stocks and other equity securities of small- and large-sized companies.

The Portfolio invests primarily in common stocks, including through initial public offerings (“IPOs”), and also may invest in other equity securities, such as preferred stock and rights or warrants to purchase securities.

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The Portfolio may invest up to 25% of its assets in securities of foreign issuers, including issuers in emerging market or developing countries, and securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar-denominated securities that are traded on a U.S. exchange or local shares of non-U.S. issuers.

The Portfolio may invest in derivatives to obtain investment exposure or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. The Portfolio may use derivatives such as currency-related options and futures for these purposes. These instruments may be used for any investment purpose, including, for example, to lower the Portfolio’s exposure to certain risks (e.g., fluctuations in the values of foreign currencies).

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges

Morgan Stanley Mid Cap Growth Portfolio

4

had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective October 1, 2006, MSIM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	25.55%
Lowest Quarter	4th – 2008	-26.03%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	-4.78%	6.56%	7.49%	—	—
Class B	-5.02%	6.29%	7.22%	—	—
Class E	-4.96%	6.38%	N/A	9.10%	4-27-10
Russell Midcap Growth Index (reflects no deduction for mutual fund fees or expenses)	-0.20%	11.54%	8.16%	—	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Morgan Stanley Investment Management Inc. is the subadviser to the Portfolio.

Portfolio Managers.    Dennis Lynch, David Cohen, Sam Chainani, Jason Yeung, and Armistead Nash, each a Managing Director of MSIM, and Alexander Norton, an Executive Director of MSIM, have managed the Portfolio since 2006, 2006, 2006, 2007, 2008, and 2006, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Morgan Stanley Mid Cap Growth Portfolio

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A, Class B and Class E shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Morgan Stanley Mid Cap Growth Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

Morgan Stanley Mid Cap Growth Portfolio

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Morgan Stanley Mid Cap Growth Portfolio

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also

Morgan Stanley Mid Cap Growth Portfolio

9

may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks

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may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other

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investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.70% of the first $200 million of such assets plus 0.65% of such assets over $200 million up to $500 million plus 0.625% of such assets over $500 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.64% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.37% of the Portfolio’s average daily net assets.

MORGAN STANLEY INVESTMENT MANAGEMENT INC., 522 Fifth Avenue, New York, New York 10036, is the Subadviser to the Portfolio. MSIM is a direct wholly-owned subsidiary of Morgan Stanley. As of December 31, 2015, MSIM, together with its affiliated asset management companies, managed approximately $406 billion in assets.

The Portfolio is managed by the MSIM Growth team. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Dennis Lynch, David Cohen, Sam Chainani, Jason Yeung and Armistead Nash, each a Managing Director of MSIM, and Alexander Norton, an Executive Director of MSIM.

Mr. Lynch has worked in an investment management capacity for MSIM since 1998. Mr. Cohen has worked in an investment management capacity for MSIM since 1993. Mr. Chainani has worked in an investment management capacity for MSIM since 1996. Mr. Norton has worked in an investment management capacity for MSIM since 2000.

Mr. Yeung has worked in an investment management capacity for MSIM since 2002. Mr. Nash has worked in an investment management capacity for MSIM since 2002.

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Mr. Lynch is the lead manager of the Portfolio and Messrs. Cohen, Chainani, Norton, Yeung and Nash are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or

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investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

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Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current

Morgan Stanley Mid Cap Growth Portfolio

21

market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on

Morgan Stanley Mid Cap Growth Portfolio

22

the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Morgan Stanley Mid Cap Growth Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.51	$16.31	$11.81	$10.78	$11.91

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.04)	(0.01)	0.02	0.12	0.03
Net realized and unrealized gain (loss) on investments	(0.75)	0.22	4.59	0.91	(0.75)

Total from investment operations	(0.79)	0.21	4.61	1.03	(0.72)

Less Distributions
Distributions from net investment income	0.00	(0.01)	(0.11)	0.00	(0.09)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.32)

Total distributions	0.00	(0.01)	(0.11)	0.00	(0.41)

Net Asset Value, End of Period	$15.72	$16.51	$16.31	$11.81	$10.78

Total Return (%) (b)	(4.78)	1.29	39.30	9.55	(6.67)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	0.69	0.69	0.72	0.72
Net ratio of expenses to average net assets (%) (c)	0.67	0.68	0.68	0.71	0.71
Ratio of net investment income (loss) to average net assets (%)	(0.25)	(0.04)	0.17	1.07	0.22
Portfolio turnover rate (%)	23	42	56	36	34
Net assets, end of period (in millions)	$629.9	$816.5	$930.3	$649.3	$539.5

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$15.93	$15.77	$11.42	$10.45	$11.57

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.08)	(0.05)	(0.01)	0.09	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	(0.72)	0.21	4.44	0.88	(0.73)

Total from investment operations	(0.80)	0.16	4.43	0.97	(0.73)

Less Distributions
Distributions from net investment income	0.00	0.00	(0.08)	0.00	(0.07)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.32)

Total distributions	0.00	0.00	(0.08)	0.00	(0.39)

Net Asset Value, End of Period	$15.13	$15.93	$15.77	$11.42	$10.45

Total Return (%) (b)	(5.02)	1.01	39.02	9.28	(6.92)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	0.94	0.94	0.97	0.97
Net ratio of expenses to average net assets (%) (c)	0.92	0.93	0.93	0.96	0.96
Ratio of net investment income (loss) to average net assets (%)	(0.49)	(0.29)	(0.08)	0.80	(0.03)
Portfolio turnover rate (%)	23	42	56	36	34
Net assets, end of period (in millions)	$364.1	$404.7	$421.9	$315.3	$251.4

Please see following page for Financial Highlights footnote legend.

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Morgan Stanley Mid Cap Growth Portfolio

	Class E
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$16.14	$15.96	$11.56	$10.56	$11.69

Income (Loss) From Investment Operations
Net investment income (loss) (a)	(0.06)	(0.03)	0.00 (d)	0.10	0.01
Net realized and unrealized gain (loss) on investments	(0.74)	0.21	4.49	0.90	(0.74)

Total from investment operations	(0.80)	0.18	4.49	1.00	(0.73)

Less Distributions
Distributions from net investment income	0.00	0.00	(0.09)	0.00	(0.08)
Distributions from net realized capital gains	0.00	0.00	0.00	0.00	(0.32)

Total distributions	0.00	0.00	(0.09)	0.00	(0.40)

Net Asset Value, End of Period	$15.34	$16.14	$15.96	$11.56	$10.56

Total Return (%) (b)	(4.96)	1.13	39.06	9.47	(6.87)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	0.84	0.84	0.87	0.87
Net ratio of expenses to average net assets (%) (c)	0.82	0.83	0.83	0.86	0.86
Ratio of net investment income (loss) to average net assets (%)	(0.39)	(0.18)	0.03	0.87	0.06
Portfolio turnover rate (%)	23	42	56	36	34
Net assets, end of period (in millions)	$13.3	$15.5	$17.6	$15.5	$16.0

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(c)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(d)	Net investment income (loss) was less than $0.01.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Met/Eaton Vance Floating Rate Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Eaton Vance Floating Rate Portfolio

PORTFOLIO SUMMARY:

Investment Objective

A high level of current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%

Total Annual Portfolio Operating Expenses	0.67%	0.92%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$69	$215	$374	$837
Class B	$94	$295	$511	$1,135

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Eaton Vance Management (“Eaton Vance” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in income producing floating rate loans and other floating rate debt securities. The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high yield/high risk, speculative characteristics.

The Portfolio may invest up to 20% of its total assets in foreign Senior Loans and foreign securities and may engage in certain hedging transactions. Foreign Senior Loans must be U.S. dollar denominated or be denominated in Euros, British pounds, Swiss francs, or Canadian dollars (each such foreign currency, an “Authorized Foreign Currency”). With respect to any investments in foreign Senior Loans denominated in an Authorized Foreign Currency, Eaton Vance intends to hedge against foreign currency fluctuations for such Senior Loans principally through the use of currency exchange contracts, as well as other appropriate permitted hedging strategies.

The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities such as notes and bonds, fixed income debt obligations and money market instruments, such as commercial paper. Those money market holdings with a remaining maturity of less than 60 days will be deemed floating rate debt securities.

The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

Eaton Vance’s portfolio managers seek to maintain broad borrower and industry diversification among the Portfolio’s Senior Loans. When selecting Senior Loans,

3

the portfolio managers seek to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold if, in the opinion of Eaton Vance’s portfolio managers, the risk-return profile deteriorates or if the portfolio managers wish to pursue more attractive investment opportunities. In managing the Portfolio, Eaton Vance seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. Preservation of capital is considered when consistent with the Portfolio’s objective.

For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than

Met/Eaton Vance Floating Rate Portfolio

4

investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st – 2012	3.09%
Lowest Quarter	3rd – 2011	-2.43%

Average Annual Total Return as of December 31, 2015

	1 Year	5 Years	Since Inception	Inception Date
Class A	-0.66%	2.83%	3.09%	4-30-10
Class B	-0.83%	2.58%	2.84%	4-30-10
S&P/LSTA Leveraged Loan Index (reflects no deduction for mutual fund fees or expenses)	-0.69%	3.41%	3.68%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Eaton Vance Management is the subadviser to the Portfolio.

Portfolio Managers.     Scott H. Page, CFA, Vice President and Co-Director of Bank Loans, Craig P. Russ, Vice President, Co-Director of Bank Loans and Portfolio Manager, and Andrew N. Sveen, CFA, Vice President, Director of Bank Loan Trading and Portfolio Manager, have each managed the Portfolio since its inception in 2010.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Met/Eaton Vance Floating Rate Portfolio

5

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

6

Met/Eaton Vance Floating Rate Portfolio

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Met/Eaton Vance Floating Rate Portfolio

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be

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more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

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Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

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All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding.

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A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives,

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such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset

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Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The S&P/LSTA Leveraged Loan Index is a weekly total return index that uses Mark-to-Market Pricing to calculate market value change. The Index tracks the current outstanding balance and spread over London Interbank Offered Rate (LIBOR) for fully funded term loans. The facilities included represent a broad cross section of leveraged loans syndicated in the U.S., including dollar-denominated loans to overseas issuers.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.625% of the first $100 million of such assets plus 0.600% of such assets over $100 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in

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the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.30% of the Portfolio’s average daily net assets.

EATON VANCE MANAGEMENT, Two International Place, Boston, Massachusetts 02110, (“Eaton Vance”) serves as the Subadviser to the Portfolio. As of December 31, 2015, Eaton Vance and its affiliates managed approximately $308 billion on behalf of mutual funds, institutional clients and individuals.

The following individuals are jointly responsible for managing the Portfolio:

Scott H. Page, CFA, is a Vice President and Co-Director of Eaton Vance’s Bank Loan team and a Portfolio Manager of Eaton Vance’s Bank Loan funds. He has been a member of Eaton Vance’s Bank Loan team since joining Eaton Vance in 1989.

Craig P. Russ is a Vice President, Co-Director of Bank Loan team and a Portfolio Manager of Eaton Vance’s Bank Loan funds. Mr. Russ is a co-manager for several Eaton Vance Bank Loan funds and has been a member of Eaton Vance’s Bank Loan investment team since joining Eaton Vance in 1997.

Andrew N. Sveen, CFA, is a Vice President, Director of Bank Loan Trading and a Portfolio Manager of Eaton Vance’s Bank Loan funds. Mr. Sveen has been a member of Eaton Vance’s Bank Loan Team since joining Eaton Vance in 1999.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at

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1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive

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Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

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If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in

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25

the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Met/Eaton Vance Floating Rate Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.31	$10.63	$10.69	$10.34	$10.34

Income (Loss) From Investment Operations
Net investment income (a)	0.39	0.37	0.42	0.46	0.42
Net realized and unrealized gain (loss) on investments	(0.45)	(0.26)	0.01	0.30	(0.18)

Total from investment operations	(0.06)	0.11	0.43	0.76	0.24

Less Distributions
Distributions from net investment income	(0.39)	(0.38)	(0.44)	(0.38)	(0.21)
Distributions from net realized capital gains	0.00	(0.05)	(0.05)	(0.03)	(0.03)

Total distributions	(0.39)	(0.43)	(0.49)	(0.41)	(0.24)

Net Asset Value, End of Period	$9.86	$10.31	$10.63	$10.69	$10.34

Total Return (%) (b)	(0.66)	1.01	4.13	7.51	2.33

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.67	0.67	0.67	0.68	0.68
Ratio of net investment income to average net assets (%)	3.83	3.59	3.95	4.42	4.10
Portfolio turnover rate (%)	23	30	40	42	40
Net assets, end of period (in millions)	$728.3	$793.5	$871.0	$759.9	$706.2

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.24	$10.58	$10.64	$10.29	$10.32

Income (Loss) From Investment Operations
Net investment income (a)	0.36	0.35	0.39	0.44	0.40
Net realized and unrealized gain (loss) on investments	(0.43)	(0.28)	0.02	0.30	(0.19)

Total from investment operations	(0.07)	0.07	0.41	0.74	0.21

Less Distributions
Distributions from net investment income	(0.37)	(0.36)	(0.42)	(0.36)	(0.21)
Distributions from net realized capital gains	0.00	(0.05)	(0.05)	(0.03)	(0.03)

Total distributions	(0.37)	(0.41)	(0.47)	(0.39)	(0.24)

Net Asset Value, End of Period	$9.80	$10.24	$10.58	$10.64	$10.29

Total Return (%) (b)	(0.83)	0.74	3.84	7.33	2.01

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.92	0.92	0.92	0.93	0.93
Ratio of net investment income to average net assets (%)	3.58	3.34	3.67	4.18	3.86
Portfolio turnover rate (%)	23	30	40	42	40
Net assets, end of period (in millions)	$98.0	$109.6	$117.8	$71.4	$56.4

(a)	Per share amounts based on average shares outstanding during the period.

(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

AB Global Dynamic Allocation Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the Commodity Futures

Trading Commission have not approved or disapproved these

securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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AB Global Dynamic Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Seeks capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.02%

Total Annual Portfolio Operating Expenses	0.91%
Fee Waiver *	(0.02%	)

Net Operating Expenses	0.89%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee to the annual rate of 0.700% of the first $250 million of the Portfolio’s average daily net assets, 0.650% of such assets over $250 million up to $500 million, 0.600% of such assets over $500 million up to $2 billion, 0.580% of such assets over $2 billion up to $3.5 billion, 0.570% of such assets over $3.5 billion up to $5 billion, and 0.560% of such assets over $5 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$91	$289	$504	$1,122

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Portfolio’s subadviser, AllianceBernstein L.P. (“AllianceBernstein” or “Subadviser”), will allocate substantially all of the Portfolio’s assets among individual securities, exchange-traded funds (“ETFs”) and derivatives, such as options, forwards, swaps, and futures, to achieve targeted exposure on a passive basis (based on relevant indexes) to: global stocks, which include domestic equities and international equities; and global bonds, which include domestic government bonds and developed international government bonds. The Portfolio may also invest up to 10% of its total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, Treasury Inflation-Protected Securities (“TIPS”), and real estate securities. The Portfolio is expected to have a normal strategic allocation of 55% in global equities, 40% in global bonds and 5% in real estate securities, which is subject to dynamic adjustments.

The Portfolio uses a Dynamic Asset Allocation Strategy, which makes adjustments to the Portfolio’s long-term strategic asset allocation by systematically utilizing AllianceBernstein’s proprietary asset allocation models to measure expected risks and returns, in an effort to respond to short-term market changes. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to seek capital

3

appreciation. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. Furthermore, AllianceBernstein believes that a greater focus on short-term dynamics can improve the distribution of returns through a reduction or mitigation of both extreme losses and outsized gains. The Portfolio’s asset allocation exposures may be implemented and adjusted either through transactions in individual securities, ETFs, or through derivatives, primarily through futures.

In implementing the Dynamic Asset Allocation Strategy, AllianceBernstein may make substantial and extensive use of derivatives. It is anticipated that the Portfolio’s use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. AllianceBernstein will choose in each case based on considerations of cost, liquidity and transaction speed. For more information about the derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information. The Portfolio will maintain a significant percentage of its assets in cash and cash equivalent instruments (expected under normal market conditions to be approximately 25% of the Portfolio’s assets), which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions. The Portfolio’s holdings may be frequently adjusted to reflect AllianceBernstein’s assessment of changing risks, which could result in high portfolio turnover.

As noted, the Portfolio also will invest in globally diverse equity and fixed income securities. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, government and corporate bonds, real estate-related securities and inflation-protected securities. The Portfolio may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio expects its investment in fixed-income securities to have a broad range of maturities and quality levels. The Portfolio is expected to be highly diversified across industries, sectors and countries, and will choose its positions from several market indices worldwide in a manner that is intended to track the performance (before fees and expenses) of those indices.

The Portfolio also may invest in commodities, currencies, and real estate-related securities. The Portfolio’s commodities exposure may be implemented through investments in commodities or investments intended to provide exposure to one or more commodities, either by investing directly in such instruments, or indirectly through its wholly-owned subsidiary as discussed below.

To the extent that the Portfolio invests in non-U.S. Dollar denominated investments, AllianceBernstein will integrate the risks of foreign currency into its investment and asset allocation decision making. AllianceBernstein may seek to hedge the currency exposure resulting from the Portfolio’s investments through currency-related derivatives or decide not to hedge this exposure.

AllianceBernstein will seek to limit the total expected volatility contribution of the equity exposure of the Portfolio (including exposure to emerging market debt and high yield debt (commonly referred to as “junk bonds”)) to 10%. In addition, AllianceBernstein may invest up to 10% of the Portfolio’s total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, TIPS, and real estate securities. While AllianceBernstein attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 25% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 20% to 30% of net assets. AllianceBernstein expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. AllianceBernstein anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

Under normal circumstances, the Portfolio will adhere to the following guidelines:

■	Combined investments in global equity securities, real assets (including commodities, TIPS and real

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estate securities) and equity-sensitive securities (including emerging market debt and equities and high yield debt, which are deemed by AllianceBernstein to be more sensitive than developed market investment grade bonds to factors that affect the value of equity securities) are limited to 80% of the Portfolio’s assets at market value at the time of investment.

■	Investments in foreign equity securities are limited to 60% of the Portfolio’s assets at market value at the time of investment.

■	Investments in foreign fixed-income securities are limited to 40% of the Portfolio’s fixed income allocation at market value at the time of investment.

The Portfolio may allocate up to 10% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. AllianceBernstein also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity-linked derivatives, including exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same Investment Company Act of 1940 (the “1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.     When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon AllianceBernstein’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianceBernstein allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives

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can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivative or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Position Risk.    The Portfolio will incur a loss from a short position if the value of the reference instrument increases after the time the Portfolio entered into the short position. Short positions generally involve a

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form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including TIPS, may experience greater losses than other fixed income securities with similar durations.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

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Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	1st – 2012	5.24%
Lowest Quarter	3rd – 2015	-2.94%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	0.58%	5.75%	5-2-11
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	4.96%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    AllianceBernstein L.P. is the subadviser to the Portfolio.

Portfolio Managers.    Daniel Loewy, Chief Investment Officer and Co-Head of Multi-Asset Solutions, has served as the Portfolio’s portfolio manager since its inception in 2011. Vadim Zlotnikov, Chief Market Strategist and Co-Head of Multi-Asset Solutions, became a portfolio manager in 2013 and Brian T. Brugman, Ph.D., became a portfolio manager in May 2016.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (“Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon AllianceBernstein’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. AllianceBernstein’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianceBernstein allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor

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performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign

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governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying

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stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

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The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements, or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Short Position Risk

The Portfolio may enter into a short position through several means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short position with respect to a reference instrument when it expects the value of the reference instrument to decline. The Portfolio will incur a loss if the value of the reference instrument increases after the time the Portfolio entered into the short position. This loss may be equal to the increase in the value of the reference instrument from the time that the short position was opened plus any transaction costs associated with the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the Portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position. In addition, the Portfolio’s short positions may limit its ability to benefit fully from increases in the relevant securities markets.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily

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investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to the commodities risks discussed above. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could

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adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

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Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the

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Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.700% of the first $250 million of such assets, plus 0.650% of such assets over $250 million up to $500 million, plus 0.625% of such assets over $500 million up to $1 billion, plus 0.600% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.59% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including

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information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.29% of the Portfolio’s average daily net assets.

ALLIANCEBERNSTEIN L.P., 1345 Avenue of the Americas, New York, New York 10105, (“AllianceBernstein”) serves as the Subadviser to the Portfolio. AllianceBernstein and its affiliates had approximately $467 billion in assets under management as of December 31, 2015.

The following individuals are responsible for managing the Portfolio:

Daniel Loewy is Chief Investment Officer and Co-Head of Multi-Asset Solutions. He has been responsible for the Portfolio since its inception in 2011 and has been with AllianceBernstein since 1996.

Vadim Zlotnikov is Chief Market Strategist and Co-Head of Multi-Asset Solutions. He has been a portfolio manager for the Portfolio since 2013 and has been with AllianceBernstein since 1992.

Brian T. Brugman, Ph.D., is a Portfolio Manager on the Multi-Asset team, where he manages a range of tactical investment strategies incorporating traditional and alternative assets. He previously served as a senior quantitative analyst on the Dynamic Asset Allocation team, where he helped to research and design the group’s investment process and tool set. He has been a portfolio manager for the Portfolio since May 2016 and has been with AllianceBernstein since 2007.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net

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assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not

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as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges

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may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on

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closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

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Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

AB Global Dynamic Allocation Portfolio

(formerly, AllianceBernstein Global Dynamic Allocation Portfolio)

	Class B
	Year ended December 31,
	2015	2014	2013	2012		2011(a)
Net Asset Value, Beginning of Period	$11.84	$11.48	$10.70	$9.73		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.10	0.13	0.08	0.05		0.01
Net realized and unrealized gain (loss) on investments	(0.01)	0.69	1.09	0.93		(0.18	)(c)

Total from investment operations	0.09	0.82	1.17	0.98		(0.17)

Less Distributions
Distributions from net investment income	(0.40)	(0.23)	(0.15)	(0.01)		(0.04)
Distributions from net realized capital gains	(0.42)	(0.23)	(0.24)	(0.00	)(d)	(0.06)

Total distributions	(0.82)	(0.46)	(0.39)	(0.01)		(0.10)

Net Asset Value, End of Period	$11.11	$11.84	$11.48	$10.70		$9.73

Total Return (%) (f)	0.58	7.35	11.15	10.09		(1.72	)(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	0.90	0.89	0.91		1.01	(g)
Net ratio of expenses to average net assets (%) (h)	0.87	0.88	0.88	0.91		0.97	(g)
Ratio of net investment income to average net assets (%)	0.88	1.15	0.74	0.52		0.13	(g)
Portfolio turnover rate (%)	34	37	29	35		15	(e)
Net assets, end of period (in millions)	$4,991.8	$5,195.3	$5,064.3	$4,142.1		$2,188.7

(a)	Commencement of operations was May 2, 2011.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Consolidated Statement of Operations included in the Portfolio’s annual report for the period ended December 31, 2015 due to the timing of purchases and sales of Portfolio shares in relation to fluctuating market values during the period.

(d)	Distributions from net realized capital gains were less than $0.01.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(g)	Computed on an annualized basis.

(h)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

AQR Global Risk Balanced Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the Commodity Futures

Trading Commission have not approved or disapproved these

securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

AQR Global Risk Balanced Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Seeks total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.90%
Fee Waiver *	(0.01%	)

Net Operating Expenses	0.89%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee to the annual rate of 0.675% of the first $250 million of the Portfolio’s average daily net assets, 0.650% of such assets over $250 million up to $750 million, 0.625% of such assets over $750 million up to $1 billion, 0.590% of such assets over $1 billion up to $3.5 billion and 0.560% of such assets over $3.5 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$91	$287	$499	$1,111

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio utilizes an investment strategy designed to generate returns from a risk diversified portfolio of asset exposures. The Portfolio targets a balanced risk allocation from each of the following three major risk sources: (i) equity risk; (ii) nominal interest rate risk (a nominal interest rate is the sum of a real interest rate and an expected inflation rate); and (iii) inflation risk. Targeting a balanced risk allocation means that AQR Capital Management, LLC (“AQR” or “Subadviser”), subadviser to the Portfolio, will target for the Portfolio an equal one-third exposure to each of equity risk, nominal interest rate risk, and inflation risk. The allocation among asset classes is based solely on AQR’s assessment of the risks associated with each asset class, and AQR will adjust the exposure level to respective asset classes as its forecasts of the risk environment change. The Portfolio’s “risk balanced” strategy is managed to target an annualized volatility level of 10% as discussed below.

In seeking to balance the Portfolio’s risks, AQR allocates the Portfolio’s assets among the following major asset classes: global developed and emerging market equities, global nominal and inflation-linked government bonds, and commodities. The face value of an inflation-linked bond rises along with the rate of inflation, while the face value of a nominal bond does not. It is anticipated that the Portfolio’s exposure to equities will primarily be achieved through investments in equity securities, index futures, swaps on equity index futures and/or equity total return swaps. Nominal bond and commodities exposures

3

will principally be achieved through investments in futures and swaps. Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Portfolio will have exposure to inflation-linked bonds either purchased directly or financed by reverse repurchase agreements. In order to hedge the Portfolio’s currency risk associated with direct investments in these instruments, AQR may choose to make investments in developed and emerging market currency forwards and/or futures contracts. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio intends to gain exposure to these asset classes by investing in a portfolio of over 40 Instruments (as defined below). The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

In allocating the Portfolio’s assets among equity risk, nominal interest rate risk, and inflation risk, AQR follows a “risk balanced” approach. The “risk balanced” approach to asset allocation seeks to balance the allocation of risk that is contributed by asset classes as measured by forecasted volatility, estimated potential loss, and other proprietary measures. For example, a lower risk asset class such as developed government bonds will generally have a greater exposure in the Portfolio than a higher risk asset class such as developed equities. In targeting this equal risk allocation, as well as the overall risk of the Portfolio, AQR may utilize leverage to manage the Portfolio’s exposures.

Generally, the Portfolio gains exposure to asset classes through many types of investments, including, but not limited to: equity securities, equity index futures, swaps on equity index futures, equity total return swaps, currency forwards and futures, commodity futures, commodity swaps, bond futures, fixed income swaps, inflation swaps, government bonds, including inflation-protected government bonds (such as Treasury Inflation Protected Securities) either purchased directly or financed by reverse repurchase agreements, cash and cash equivalents including, but not limited to, money market fund shares (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly through its subsidiary as discussed below. The Portfolio may also invest in exchange-traded funds (“ETFs”) or exchange traded notes through which the Portfolio can participate in the performance of one or more instruments.

The Portfolio has no geographic limits on where its investments may be located or where its assets may be exposed, except that its investments in (and exposure to) fixed income securities will be limited to those issued by governments located in developed markets and its exposure to emerging markets equities will be limited to no more than 10% of its net assets. The Portfolio may invest in or have exposure to equity securities of companies of any market capitalization.

The Portfolio’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the effect of economic leverage. Economic leverage magnifies exposure to the swings in prices of the asset class underlying those Instruments and results in increased volatility, which means the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio does not use Instruments that have a leveraging effect. Leveraging also tends to magnify, sometimes significantly, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value (“NAV”) to be volatile. There is no assurance that the Portfolio’s use of Instruments providing enhanced exposure will enable the Portfolio to achieve its investment objective. As a result of the Portfolio’s strategy, the Portfolio may at times have leveraged exposure to one or more asset classes. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Portfolio’s ability to use leverage.

AQR normally will target an annualized volatility level for the Portfolio of 10%, however, the actual or realized volatility for longer or shorter periods may be materially higher or lower depending on market conditions. In addition, the Portfolio’s NAV may be volatile over short-term periods because of the significant use of Instruments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. Actual or realized volatility can and will differ from the target volatility. Although an annualized volatility level of 10% is normally targeted for the Portfolio, AQR may, under certain market conditions, target a lower volatility level for the Portfolio. While AQR attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility.

The Portfolio may allocate up to 25% of its total assets to its wholly-owned and controlled subsidiary, organized

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under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. AQR also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, swaps on commodity futures and other commodity swaps, but it may also invest in other commodity-related instruments, financial futures, option and swap contracts, equity and fixed income securities, cash and cash equivalents, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A significant portion of the assets of the Portfolio may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, Eurodollar obligations, bankers’ acceptances, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Portfolio takes and also earn income for the Portfolio.

The Portfolio may also enter into repurchase and reverse repurchase agreements. Under a repurchase agreement, the Portfolio buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Portfolio sells securities to another party and agrees to repurchase them at a particular date. While the Portfolio normally does not engage in borrowing, leverage will be created when the Portfolio enters into reverse repurchase agreements, engages in futures and swap transactions or uses certain other derivative instruments.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

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Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon AQR’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AQR allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio will primarily invest in derivatives, such as futures and forward contracts, and swaps, to seek exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks, as well as increase transaction costs. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Leveraging Risk.    Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract;

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(ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Non-Diversification Risk.    To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio

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turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2014	6.77%
Lowest Quarter	2nd – 2013	-9.84%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-9.57%	0.81%	5-2-11
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	4.96%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    AQR Capital Management, LLC, is the subadviser to the Portfolio.

Portfolio Managers.    Brian K. Hurst, Principal, Michael Mendelson, MBA, S.M., Principal, and Yao Hua Ooi, Principal, have each managed the Portfolio since its inception in 2011. John J. Huss, Co-Portfolio Manager, has managed the Portfolio since 2015.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on

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the accuracy and reliability of the supplied historical data. In addition, Models that are predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon AQR’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. AQR’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if AQR allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

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Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security

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might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or

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commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and

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the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.
All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

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To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk

Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risks that (i) the interest income earned from the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iv) the securities will not be returned in a timely manner or at all.

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The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities.

The Portfolio’s use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not used reverse repurchase agreements, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the interest income earned from the investment of the proceeds of the reverse repurchase agreement. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, that buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Non-Diversification Risk

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to the commodities risks discussed above. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

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Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will

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decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment

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strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.675% on the first $250 million of such assets plus 0.650% of such assets over $250 million up to $750 million plus 0.625% of such assets over $750 million up to $1 billion plus 0.600% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.60% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser;

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(b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.30% of the Portfolio’s average daily net assets.

AQR CAPITAL MANAGEMENT, LLC, Two Greenwich Plaza, Greenwich, Connecticut 06830, (“AQR”) serves as the Subadviser to the Portfolio. AQR and its affiliates had approximately $141.4 billion in assets under management as of December 31, 2015.

The following individuals are jointly and primarily responsible for overseeing the day-to-day management of the Portfolio, as well as setting the Portfolio’s overall investment strategy.

Brian K. Hurst is a Principal of AQR. Mr. Hurst joined AQR in 1998 and is a portfolio manager for risk parity, managed futures and commodities strategies and is AQR’s Head of Trading.

Michael A. Mendelson is a Principal of AQR. Mr. Mendelson joined AQR in 2005 and is portfolio manager of its risk parity strategies.

Yao Hua Ooi is a Principal of AQR. Mr. Ooi joined AQR in 2004 and focuses on research and portfolio management of macro-related strategies.

John J. Huss is a Vice President of AQR. Mr. Huss rejoined AQR in 2013 and is a portfolio manager for World Allocation strategy, where he focuses on macroeconomic and portfolio construction research for risk parity and other asset allocation strategies. Prior to rejoining AQR, Mr. Huss was a vice president in RBC’s Global Arbitrage and Trading division and a systematic portfolio manager for Tudor Investment Corp.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E

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shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the

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diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer

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engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

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Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

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	Class B
	Year Ended December 31,					May 2, 2011 through December 31, 2011(a)		Period April 19, 2011 through May 2, 2011(a)
	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.88	$10.50	$11.52	$10.53		$10.36	(b)	$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (c)	(0.07)	(0.02)	(0.07)	(0.00	)(d)	(0.01)		0.51
Net realized and unrealized gain (loss) on investments	(0.79)	0.45	(0.30)	1.11		0.36		(0.15)

Total from investment operations	(0.86)	0.43	(0.37)	1.11		0.35		0.36

Less Distributions
Distributions from net investment income	(0.59)	0.00	(0.23)	(0.06)		(0.15)		0.00
Distributions from net realized capital gains	(1.06)	(0.05)	(0.42)	(0.06)		(0.03)		0.00

Total distributions	(1.65)	(0.05)	(0.65)	(0.12)		(0.18)		0.00

Net Asset Value, End of Period	$8.37	$10.88	$10.50	$11.52		$10.53		$10.36

Total Return (%) (e)	(9.57)	4.00	(3.39)	10.56		3.38	(f)(g)	3.60	(f)(h)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	0.89	0.90	0.98		1.18	(i)
Gross ratio of expenses to average net assets excluding interest expense (%)	0.89	0.89	0.88	0.89		0.95	(i)
Net ratio of expenses to average net assets (%) (j)	0.88	0.87	0.89	0.98		1.15	(i)
Net ratio of expenses to average net assets excluding interest expense (%) (j)	0.88	0.87	0.87	0.89		0.92	(i)
Ratio of net investment income (loss) to average net assets (%)	(0.76)	(0.17)	(0.66)	(0.04)		(0.06	)(i)
Portfolio turnover rate (%)	122	30	173	79		8	(f)
Net assets, end of period (in millions)	$3,863.7	$4,762.1	$5,136.1	$5,694.3		$2,584.1

(a)	Commencement of operations was April 19, 2011. Shares first became available to investors through certain separate accounts on the SEC effective date which was May 2, 2011.

(b)	Net Asset Value on SEC Effective Date, May 2, 2011.

(c)	Per share amounts based on average shares outstanding during the period.

(d)	Net investment income (loss) was less than $0.01.

(e)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(f)	Periods less than one year are not computed on an annualized basis.

(g)	Total return for the period May 2, 2011 to December 31, 2011.

(h)	Total return for the period April 19, 2011 to May 2, 2011.

(i)	Computed on an annualized basis.

(j)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

BlackRock Global Tactical Strategies Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the Commodity Futures

Trading Commission have not approved or disapproved these

securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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BlackRock Global Tactical Strategies Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Seeks capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.66%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies)	0.12%

Total Annual Portfolio Operating Expenses	1.04%
Fee Waiver *	(0.03%	)

Net Operating Expenses	1.01%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee to the annual rate of 0.675% of the first $1 billion of the Portfolio’s average daily net assets, 0.650% of such assets over $1 billion up to $3 billion, 0.620% of such assets over $3 billion up to $5 billion, and 0.590% of such assets over $5 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$104	$330	$574	$1,273

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio’s subadviser, BlackRock Financial Management, Inc. (“BlackRock” or “Subadviser”), will allocate the Portfolio’s assets in a broad range of asset classes, primarily through investment companies known as exchange-traded funds (the “Underlying ETFs”). The Portfolio can also invest in index derivative instruments. Under normal conditions, the Portfolio will invest its assets according to BlackRock’s tactical allocation, while maintaining a small amount of cash for the purpose of serving as collateral for derivative investments held by the Portfolio. The tactical portion seeks to position the Portfolio for long-term capital appreciation by actively adjusting the asset allocation mix in response to prevailing market conditions. During periods of high volatility, BlackRock will transfer investments out of the tactical portion into cash. BlackRock will determine the allocation of the Portfolio’s assets invested in the tactical portion and cash and may adjust the balances, based on its expectation of volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Portfolio targets a total return volatility of 10% over a one-year period, but allows for volatility to drift between a lower (7%) and upper (13%) band (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) before any actions are taken to adjust the asset mix between the tactical portion and cash. While BlackRock attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no guarantee that the Portfolio will achieve the targeted volatility or remain within its target volatility range.

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Through investment in the Underlying ETFs, equity and fixed income futures, and other derivatives the tactical portion of the Portfolio’s investment is expected to have a normal strategic portfolio allocation of 54% in equities, 40% in fixed income, and 6% in real assets (including through its wholly-owned subsidiary as discussed below), which is subject to tactical adjustments and expectations of volatility. BlackRock will rely on a blend of both fundamental research and quantitative insights to determine potential opportunities and tactical reallocations that tilt the Portfolio away from the normal strategic allocation. The exposure to equities within the tactical portion may range within 15% up or down from the long term strategic allocation in accordance with BlackRock’s investment views and expectations, subject to the volatility ranges. The Portfolio’s exposure to equities may include domestic equities and international equities, including up to 5% in emerging market equities. The exposure to fixed income within the tactical portion may also range within 15% up or down from the normal strategic allocation, subject to the volatility ranges. The Portfolio’s fixed income exposure will come primarily from the investment grade fixed income market, diversified across U.S. dollar denominated government, corporate, and mortgage-backed securities. In addition, the Portfolio may invest up to 5% of total assets in any combination of emerging market debt and high yield debt (commonly referred to as “junk bonds”). In order to obtain exposure to real assets, which have a maximum combined allocation of 6%, the Portfolio may invest either in Underlying ETFs that in turn invest in real estate investment trusts (“REITs”), commodities and Treasury Inflation Protected Securities (“TIPS”) or in its wholly-owned subsidiary as discussed below that in turn invests in commodities. The Portfolio’s investments in real assets will be made according to BlackRock’s discretion in the manner it deems most appropriate. During periods when BlackRock determines to make an allocation in the tactical portion of the Portfolio that is less than the long term strategic portfolio allocations as described above, BlackRock may hold cash and cash equivalents in the tactical portion of the Portfolio. Under normal circumstances the combined investments in global equity securities, real assets (REITs, commodities and TIPS) and equity-sensitive securities (including emerging market debt and high yield debt) are limited to 80% of the Portfolio’s assets at market value at the time of investment.

The underlying market exposures will be managed primarily through Underlying ETFs; index derivative instruments may also be used (for example, futures and options on securities indices). For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio will apply a systematic framework that responds to periods of higher or lower expected volatility by rebalancing between the tactical and cash allocation, to attempt to reduce the likelihood of exceeding the upper or lower band of the target volatility range. During periods of increasing expected volatility, the Portfolio will seek to reduce its market exposure by selling assets from Underlying ETFs and/or reducing exposure through equity and fixed income futures and other derivatives in its tactical portion and investing instead in cash. During periods of lower expected volatility, the Portfolio will reduce its cash and increase its tactical portion. While the Portfolio may invest substantially all of its assets in the tactical allocation portion, BlackRock expects to always maintain at least a minimum investment in cash to serve as collateral for the derivative investments it holds.

The Portfolio may allocate up to 6% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. BlackRock also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity-linked derivatives and exchange-traded funds. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives or instruments; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a

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range of 25% to 35% of net assets. BlackRock expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. BlackRock anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon BlackRock’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if BlackRock allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Underlying ETF Risk.    Underlying ETF Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

Interest Rate Risk.    Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its

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value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying ETF’s shares and reduce the liquidity of the Portfolio’s or an Underlying ETF’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying ETF.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

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Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying ETF to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying ETF are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying ETF receiving payments of principal or interest may be substantially limited.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including TIPS, may experience greater losses than other fixed income securities with similar durations.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	4th – 2013	4.94%
Lowest Quarter	3rd – 2015	-4.16%

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Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-0.11%	4.54%	5-2-11
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	4.96%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    BlackRock Financial Management, Inc., is the subadviser to the Portfolio.

Portfolio Manager.    Philip J. Green, Managing Director of BlackRock, has managed the Portfolio since its inception in 2011.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying ETFs’ assets decrease and decrease as the Portfolio’s and the Underlying ETFs’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Expenses of Underlying ETFs and Other Investment Companies), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying ETFs during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon BlackRock’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. BlackRock’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if BlackRock allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Underlying ETF Risk

Underlying ETF Risk is a direct risk of investing in the Portfolio. The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs is directly related to the performance of the Underlying ETFs. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying ETFs and the ability of the Underlying ETFs to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying ETF fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. There can be no assurance that the investment objective of the Portfolio or any Underlying ETF will be achieved. As an investor in Underlying ETFs, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying ETFs, including such Underlying ETFs’ management fee.

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Interest Rate Risk

Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio or an Underlying ETF that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s or an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s or an Underlying ETF’s fixed income investments will affect the volatility of the Portfolio’s or an Underlying ETF’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio or an Underlying ETF may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio or an Underlying ETF paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying ETF’s shares and reduce the liquidity of the Portfolio’s or an Underlying ETF’s debt securities and other income-producing holdings. The Portfolio or an Underlying ETF is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio or an Underlying ETF is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are

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generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio or an Underlying ETF invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio or an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio or an Underlying ETF may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio or an Underlying ETF. If the Portfolio or an Underlying ETF engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying ETF.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

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In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are

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subject to the commodities risks discussed below. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk

An Underlying ETF’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic

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conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by an Underlying ETF’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying ETF could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of an Underlying ETF will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by an Underlying ETF could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying ETF’s shares.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will

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not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an Underlying ETF to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the an Underlying ETF may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying ETF to lose a portion of its principal investment represented by the premium the Underlying ETF paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying ETF’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

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The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying ETF purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying ETF may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying ETF as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying ETF’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying ETF’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying ETF may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying ETF owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying ETF’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of an Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and

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foreign governments may intervene in the currency markets, causing a decline in value or liquidity of an Underlying ETF’s foreign currency or securities holdings. Although an Underlying ETF may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying ETF.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying ETF owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying ETF’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Underlying ETF to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Underlying ETF’s foreign currency or securities holdings. Although the Underlying ETF may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying ETF.

To the extent an Underlying ETF invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying ETF to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying ETF to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying ETF the amount owned under the certificates.

Commodities Risk

The Portfolio may invest indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by

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events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of an Underlying ETF that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When an Underlying ETF focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Underlying ETF’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of an Underlying ETF that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or

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failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of an Underlying ETF to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If an Underlying ETF purchases inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Underlying ETF may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Additional Indirect Risks of Investing in the Portfolio

The returns from the types of securities in which an Underlying ETF invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

The shares of the Underlying ETFs may trade at a premium or discount to their net asset value. The market value of Underlying ETF shares may differ from the shares’ net asset value. The net asset value of Underlying ETF shares fluctuate with the changes in the market value of the Underlying ETF’s holdings, while the trading price of Underlying ETF shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

The Underlying ETFs may be non-diversified and, therefore, can hold securities of a smaller number of issuers and can invest a larger percentage of their assets in a single issuer than a diversified ETF. As a result, the Underlying ETFs will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Another area of risk involves the potential focus of an Underlying ETF’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If an Underlying ETF invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Underlying ETF’s share price may fluctuate more widely than the value of shares of an ETF that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies

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for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Portfolio may invest in more heavily will vary. Moreover, an Underlying ETF that invests a substantial portion of its assets in related sectors may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

The Portfolio may invest in exchange traded investment vehicles that are designed to provide exposure to the investment return of assets that trade in the commodities markets, without investing directly in physical commodities (e.g., gold). The value of commodities may be affected by events that might have less impact on other investments, and prices of commodity investments may fluctuate significantly over short periods due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international economic, military or regulatory developments. In addition, commodities markets (and exchange traded investment vehicles investing in commodities) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and other actions.

The Underlying ETF’s returns may deviate from those of its index. Factors such as the fees and expenses of the Underlying ETFs, imperfect correlation between an Underlying ETF’s securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an Underlying ETF’s ability to achieve close correlation with its index. Certain securities comprising the indices tracked by the Underlying ETFs may, from time to time, temporarily be unavailable, which may further impede the Underlying ETFs’ ability to track their applicable indices.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio was designed on established principles of tactical asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds1 (previously defined as Underlying ETFs), involving primarily series of the iShares® Trust and iShares®, Inc.,2 but the Portfolio also has the ability to invest in series sponsored by other companies. Each Underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index, while managing the volatility of the Portfolio. Because the Portfolio invests in other investment companies rather than in individual securities, the Portfolio is considered a “fund of funds” and bears a proportionate share of the expenses charged by the Underlying ETFs in which it invests.

The Portfolio has a different allocation among various asset classes (including domestic and foreign equity, fixed income, and cash/money market). In addition, BlackRock may also make allocations to investments in other asset classes. Such asset classes could include, but are not limited to, commodities, real estate investment trusts, and Treasury Inflation-Protected Securities. BlackRock determines the allocations of specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests based on a blend of both fundamental research and quantitative insights to determine potential

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opportunities and tactical reallocations. The allocations reflect varying degrees of potential investment risk and reward, and BlackRock will respond to periods of elevated volatility by rebalancing or decreasing the tactical allocation to attempt to reduce the likelihood of exceeding the upper band of the Portfolio’s target volatility range.

BlackRock may choose to achieve a target allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities. BlackRock may add new Underlying ETFs or replace existing Underlying ETFs at its discretion. BlackRock intends to invest the Portfolio’s assets primarily in Underlying ETFs, but is not limited to these types of investments and may invest in other types of securities, including index derivative instruments (for example, futures and options on securities indices). In addition, the Portfolio will use a combination of interest rate swaps, interest rate futures and total return swaps with a notional value equal to approximately 30% of the Portfolio’s net assets to lengthen the portfolio duration.

[1]

Exchange-traded funds are passively managed investment companies that hold a portfolio of common stocks, bonds or other securities designed to track the performance of a certain market index or market sector, such as the S&P 500 Index. An exchange-traded fund is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. An Underlying ETF holds the same stocks or bonds as the index it tracks (or a sampling of the stocks or bonds that are represented by that index in a proportion meant to track the performance of the entire index), so its market price generally reflects the value of the index at any given time. Exchange-traded funds are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees and marketing expenses. Therefore, exchange-traded fund shareholders pay their proportionate share of these expenses

[2]

iShares® is a registered mark of BlackRock Institutional Trust Company, N.A. (“BlackRock Institutional Trust”). The Portfolio is not sponsored, endorsed, sold, or promoted by BlackRock Institutional Trust. BlackRock Institutional Trust makes no representations or warranties to the shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio or the iShares Trust or iShares, Inc. BlackRock Institutional Trust has no obligation or liability in connection with the operation, marketing, or trading of the Portfolio.

BlackRock will regularly review the Portfolio’s asset allocation among equities, fixed income, cash/cash equivalents and other asset classes (e.g., commodities), including the investment allocations within such asset classes and may make changes in the allocation based on the expected volatility in the Portfolio. Generally, BlackRock may make allocation changes at its discretion.

Because the Portfolio invests in Underlying ETFs, you should look for information about these Underlying ETFs in the applicable Underlying ETF prospectuses. Investors may be able to realize lower aggregate expenses by investing directly in the retail Underlying ETFs instead of the Portfolio, however, the Underlying ETFs are not available as investment options under the Contracts and you would not have the potential to benefit from the allocation services provided by BlackRock.

The Portfolio will invest new assets and reinvest dividends based on the Portfolio’s target allocations at such time. However, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

BlackRock has broad discretion to allocate and reallocate the assets of the Portfolio among Underlying ETFs consistent with the Portfolio’s investment objective and policies and target allocations. BlackRock may allocate or reallocate a portion of the Portfolio’s assets into an Underlying ETF for which BlackRock serves as investment adviser or in the case of an Underlying ETF that is a unit investment trust for which an affiliate of BlackRock serves as trustee (collectively, “Affiliated Underlying ETFs”). BlackRock receives investment advisory

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fees or trustee fees from Affiliated Underlying ETFs, and therefore, where BlackRock allocates the Portfolio assets to an Affiliated Underlying ETF, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also pay BlackRock its proportionate share of the advisory fee or trustee fee charged to the Affiliated Underlying ETF. In this regard, BlackRock has an incentive to select and invest the Portfolio’s assets in Affiliated Underlying ETFs. Also, BlackRock may believe that certain Affiliated Underlying ETFs could benefit from additional assets or could be harmed by redemptions. As a fiduciary, BlackRock is obligated to disregard these considerations in managing the Portfolio and has guidelines reasonably designed to ensure that Underlying ETFs are selected based on the investment objective and strategies of the Portfolio and without consideration of any benefit to BlackRock in connection with making such investments.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying ETFs have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying ETF’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk

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(the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying ETFs and the Portfolio invest; counterparties with which the Underlying ETFs and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying ETFs’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of

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stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.800% of the first $100 million of such assets, plus 0.750% of such assets over $100 million up to $300 million, plus 0.700% of such assets over $300 million up to $600 million, plus 0.675% of such assets over $600 million up to $1 billion, plus 0.650% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.62% of the Portfolios average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser.

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The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.32% of the Portfolio’s average daily net assets.

BLACKROCK FINANCIAL MANAGEMENT, INC., is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., and its global subsidiaries provide investment management and risk management services and had assets under management totaling approximately $4.6 trillion as of December 31, 2015. BlackRock, Inc., is located at 55 East 52nd Street, New York, New York 10055.

The Portfolio is managed by a team of investment professionals at BlackRock. The lead portfolio manager is Philip J. Green, Managing Director of BlackRock since 2006.

Mr. Green, Managing Director, is head of the Global Tactical Asset Allocation team within BlackRock’s Multi-Asset Strategies group. Mr. Green’s service with the firm dates back to 1999, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account

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maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying ETF will have other shareholders, each of whom will pay their proportionate share of the Underlying ETF’s expenses. As a shareholder of an Underlying ETF, the Portfolio will have the same voting rights as other shareholders.

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Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

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In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

The assets of the Portfolio may include the Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, each Underlying ETF is considered an “asset” of the Portfolio, and the Portfolio will need to be sure that no more than 55% of its assets are represented by one Underlying ETF, no more than 70% by any two Underlying ETFs, no more than 80% by any three Underlying ETFs and no more than 90% by any four Underlying ETFs, in order that the Contracts will meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what BlackRock might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could

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potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to

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maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying ETF that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying ETFs that may be adversely affected by price arbitrage include those Underlying ETFs that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying ETF invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying ETF calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying ETF is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying ETF’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

Except for money market instruments maturing in 60 days or less and possible futures or swap agreements, the Portfolio invests generally all of its assets in Underlying ETFs and other open-end investment companies. Therefore, the value of the Portfolio’s investment portfolio is based on the closing market quotations for the Underlying ETFs and reported net asset values of the shares of the other open-end investment companies in which the Portfolio invests. For information regarding the pricing policies of the Underlying ETFs and other open-end investment companies, including the circumstances under which the Underlying ETFs and other open-end investment companies will use fair value pricing and the effects of fair value pricing, please refer to the Prospectuses of the Underlying ETFs and other open-end investment companies. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary’s investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

BlackRock Global Tactical Strategies Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012		2011(a)
Net Asset Value, Beginning of Period	$10.95	$11.05	$10.39	$9.52		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.04	0.07	0.06	0.14		0.09
Net realized and unrealized gain (loss) on investments	(0.04)	0.56	0.99	0.73		(0.44)

Total from investment operations	0.00	0.63	1.05	0.87		(0.35)

Less Distributions
Distributions from net investment income	(0.17)	(0.13)	(0.15)	0.00		(0.06)
Distributions from net realized capital gains	(0.45)	(0.60)	(0.24)	(0.00	)(c)	(0.07)

Total distributions	(0.62)	(0.73)	(0.39)	0.00		(0.13)

Net Asset Value, End of Period	$10.33	$10.95	$11.05	$10.39		$9.52

Total Return (%) (d)	(0.11)	5.92	10.31	9.14		(3.41	)(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (g)	0.92	0.92	0.92	0.93		0.96	(f)
Net ratio of expenses to average net assets (%) (g)(h)	0.89	0.90	0.91	0.93		0.92	(f)
Ratio of net investment income to average net assets (%)	0.35	0.63	0.58	1.37		1.45	(f)
Portfolio turnover rate (%)	51	25	51	62		75	(e)
Net assets, end of period (in millions)	$7,482.6	$7,846.9	$7,817.8	$6,758.6		$3,685.7

(a)	Commencement of operations was May 2, 2011.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Distributions from net realized capital gains were less than $0.01.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	Computed on an annualized basis.

(g)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.

(h)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

MetLife Balanced Plus Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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MetLife Balanced Plus Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee	0.24%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	None
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.42%

Total Annual Portfolio Operating Expenses	0.91%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$93	$291	$506	$1,123

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells the financial instruments held in the Overlay Portion of the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing approximately 70% of its assets in Class A shares of the Underlying Portfolios, which are portfolios of Met Investors Series Trust (the “Trust”) and Metropolitan Series Fund (the “Fund”) (the “Base Portion”) and approximately 30% of its assets in a portfolio of fixed income instruments that serve as collateral for equity derivative instruments, primarily stock index futures (the “Overlay Portion”). A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index such as the S&P 500 Index. In its neutral state, the Portfolio will allocate 60% of its total assets to equity securities or instruments and 40% of its total assets to fixed-income securities or instruments.

MetLife Advisers, LLC (“MetLife Advisers”) is the adviser to the Portfolio and is also responsible for managing the Base Portion’s investment in Underlying Portfolios. MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. Under normal circumstances, the Base Portion invests primarily in Underlying Portfolios in accordance with the target allocations of 30% to equity securities and 40% to fixed-income securities or instruments.

The Base Portion seeks to achieve capital growth through its investments in Underlying Portfolios that invest in

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equity securities of large-cap U.S. companies, and to a lesser extent, small-cap U.S. companies and foreign companies. The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities, which include both U.S. and foreign investment grade securities, as well as high-yield, high-risk bonds (commonly known as “junk bonds”).

For additional information about the Portfolio’s investment strategies and the names of the Underlying Portfolios in which the Portfolio may invest, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

Pacific Investment Management Company LLC (the “Subadviser”) is responsible for managing the Overlay Portion, including the management of the fixed-income collateral. The Overlay Portion, which comprises the remaining 30% of the Portfolio’s total assets, in its neutral state will provide the Portfolio with an additional 30% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures. The Overlay Portion of the Portfolio may also achieve equity exposure through stock index options, options on stock index futures, and stock index swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of fixed-income instruments. For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Subadviser may adjust the Portfolio’s equity exposure within a range from approximately 10% to 70%. For example, when the market is in a state of increased volatility, the Subadviser may decrease the Portfolio’s equity exposure by holding fewer long equity index futures or by taking a short position in equity derivative instruments. A short position involves the use by the Portfolio of a security or instrument that may benefit from a decrease in the price of underlying securities. When the Portfolio’s total equity exposure exceeds 60% the Portfolio may be exposed to leverage. The Subadviser will target an annualized volatility level for the Portfolio of 10%, but will allow volatility to drift between 8% and 12% before any actions are taken to adjust the Portfolio’s equity exposure. While the Subadviser attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility or remain within its target volatility range.

In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 30% of the Portfolio allocated as collateral in an attempt to enhance the Overlay Portion’s total return as well as balance the sources of risk in the Portfolio. The Subadviser will manage the collateral against an index blended to 60% Barclays Treasury Index/40% Barclays 20-Year U.S. Treasury Index. The blended index is customized to approximate a 10- year duration and the Subadviser has the flexibility to vary duration within two years.

The fixed-income instruments in the Overlay Portion will be rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. At least 50% of the Overlay Portion’s assets will be invested in cash bonds issued by the U.S. Government and its agencies with same day or next day settlement. At least 75% of the Overlay Portion’s assets will be invested in securities linked to U.S. Treasuries and interest rates, including, but not limited to cash bonds, repurchase agreements, money market securities and derivatives. The Subadviser is also permitted to invest up to 25% of the Overlay Portion’s assets in other fixed-income securities, including, but not limited to, mortgage-related and asset-backed securities. The Subadviser may also invest in forward commitment, when-issued, or delayed delivery securities. The Overlay Portion may invest up to 15% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Overlay Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Overlay Portion may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

The following chart sets forth the target allocations set by MetLife Advisers, as of May 1, 2016, to equity and fixed income securities. You should note that these percentages do not directly correspond to investment in equity and fixed income Underlying Portfolios because each Underlying Portfolio may contain one or more asset

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classes (for example, equity and fixed income) and each Underlying Portfolio may contain various subsets of an asset class (for example, small cap, mid cap and foreign securities). Deviations from the asset class target allocations will affect the asset class subset target allocations. In addition, the Portfolio’s actual allocations could vary substantially from the target allocations due to both market valuation changes and the Subadviser’s management of the Overlay Portion in response to volatility changes. Both the asset allocation between equity instruments and fixed income instruments and the allocation between the Base Portion and the Overlay Portion will therefore generally be rebalanced on a quarterly basis.

Asset Class	% of Total Portfolio
Equity	60%
U.S. Large Cap		34%
U.S. Mid Cap		8%
U.S. Small Cap		3%
Foreign Equity		15%
Fixed Income	40%
U.S. Investment Grade		32%
U.S. High Yield		4%
Foreign Fixed Income		4%

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s or an Underlying Portfolio’s volatility and may require such Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

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Leveraging Risk.    Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Market Risk.    Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio or an Underlying Portfolio.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Forward commitment, when-issued and delayed delivery securities risk is both a direct and indirect risk of investing in the Portfolio. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio or Underlying Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s or Underlying Portfolio’s volatility and may require the Portfolio or Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Interest Rate Risk.    Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Repurchase Agreement Risk.    Repurchase agreement risk is both a direct and indirect risk of investing in the Portfolio. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Foreign Investment Risk.    Foreign investment risk is both a direct and indirect risk of investing in the Portfolio. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Short Sale and Short Position Risk.    The Portfolio or an Underlying Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio or Underlying Portfolio entered into the short sale or short position. Short

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sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s or an Underlying Portfolio’s losses, and short positions also may involve credit and counterparty risk. The Portfolio or an Underlying Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio or Underlying Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities risk is both a direct and indirect risk of investing in the Portfolio. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio or an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio or an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio or an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio and Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s and Underlying Portfolios’ transaction costs, which can adversely affect the Portfolio’s performance and the returns on the Portfolio’s investments in those Underlying Portfolios.

Other direct risks of investing in the Portfolio also include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

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Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	1st – 2012	6.77%
Lowest Quarter	3rd – 2015	-5.40%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-4.09%	5.58%	5-2-11
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	4.96%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser and manages the Base Portion of the Portfolio.

Subadviser.    Pacific Investment Management Company LLC is the subadviser to the Overlay Portion of the Portfolio.

Portfolio Managers

The Base Portion of the Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Wen Liu and Victor Soto. Mr. Leland has been a member since 2011. Ms. Slavin has been a member since 2012. Ms. Liu has been a member since 2013 and Mr. Soto has been a member since 2016.

Josh Davis, Ph.D., Lead Portfolio Manager and Executive Vice President, Steve A. Rodosky, Managing Director, and Graham A. Rennison, CFA, Senior Vice President, have managed the Overlay Portion of the Portfolio since January 2016, 2011 and January 2016, respectively.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various economic or market factors and the mix of asset classes that results from such analysis. MetLife Advisers’ analysis, including any evaluation and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio or an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio or an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio or an Underlying Portfolio hedges imperfectly, the Portfolio or Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio or an Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio or an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s or an Underlying Portfolio’s performance to be more volatile than if the Portfolio or the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio or an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s or an Underlying Portfolio’s returns from those transactions, resulting in the Portfolio or the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio or an Underling Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio or an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio or the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio or the Underlying Portfolio in connection with that transaction. If the Portfolio or an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio or an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio or Underlying Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s or an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio or the Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio or an Underlying Portfolio more costly and less efficient and may require changes to the Portfolio’s or the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or the Underlying Portfolio or its ability to achieve its investment objectives.

Leveraging Risk

Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions in which the Portfolio or an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures

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contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s or an Underlying Portfolio’s performance to be more volatile than if the Portfolio or Underlying Portfolio had not been leveraged. Leveraging may expose the Portfolio or an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio or an Underlying Portfolio will segregate or “earmark” liquid assets in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio or an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Market Risk

Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser or an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio or an Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio or an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio or an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

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Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Forward commitment, when-issued and delayed delivery securities risk is both a direct and indirect risk of investing in the Portfolio. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio or an Underlying Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio or an Underlying Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio or an Underlying Portfolio to leveraging risk.

Interest Rate Risk

Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio or an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s or an Underlying Portfolio’s fixed income investments will affect the volatility of the Portfolio’s or an Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio or an Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio or an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

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In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other income-producing holdings. The Portfolio or an Underlying Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio or an Underlying Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio or an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio or an Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio or an Underlying Portfolio. If the Portfolio or an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Repurchase Agreement Risk

Repurchase agreement risk is both a direct and indirect risk of investing in the Portfolio. Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio, the Portfolio or Underlying Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio or Underlying Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Foreign Investment Risk

Foreign investment risk is both a direct and indirect risk of investing in the Portfolio. Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s or an Underlying Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s or an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio or an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio or an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s or Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio or an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s or an Underlying Portfolio’s foreign currency or securities holdings. Although the Portfolio or an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio or Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio or an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary

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Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio or an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio or an Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio or an Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio or an Underlying Portfolio the amount owned under the certificates.

Short Sale and Short Position Risk

Short sale and short position risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or an Underlying Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio or an Underlying Portfolio may sell short securities it does not own. The Portfolio or an Underlying Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. The Portfolio or an Underlying Portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio or an Underlying Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio or Underlying Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s or an Underlying Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio or Underlying Portfolio, causing a loss to the Portfolio or Underlying Portfolio. The Portfolio or an Underlying Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio or Underlying Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Portfolio’s or an Underlying Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio or an

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Underlying Portfolio borrows the securities that it sells short, the Portfolio or Underlying Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities risk is both a direct and indirect risk of investing in the Portfolio. Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio or an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio or an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio or an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Portfolio or Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s or an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

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The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio or an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio or Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio or an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio or an Underlying Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio or Underlying Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio and Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Portfolio’s or Underlying Portfolios’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s or an Underlying Portfolio’ subadviser. High portfolio turnover rates will increase the Portfolio’s and Underlying Portfolios’ transaction costs, which can adversely affect the Portfolio’s performance and the returns on the Portfolio’s investments in those Underlying Portfolios.

Other direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The

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ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

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Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield

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debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on established principles of asset allocation combined with an overlay strategy designed to adjust the Portfolio’s equity exposure to achieve a targeted level of volatility. The Portfolio has two components: the Base Portion and the Overlay Portion.

The Base Portion (Approximately 70%)

The Portfolio’s Base Portion will invest substantially all of its assets in Underlying Portfolios that are portfolios of the Trust or the Fund. MetLife Advisers first establishes a target allocation between the broad asset classes of equity and fixed income and sets target percentages for various components of each broad asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for return and risk characteristics of the various asset classes and the relationships between those asset classes.

For example, within the broad equity category, MetLife Advisers will establish targets for large cap, mid cap, small cap and foreign equities. MetLife Advisers then selects a combination of Underlying Portfolios designed to meet both the broad and narrow asset class targets. The selection of Underlying Portfolios will be based on, among other factors, the Underlying Portfolios’ investment objectives, policies, investment processes, portfolio characteristics and investment personnel. MetLife Advisers may add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2016. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

Before selecting Underlying Portfolios, MetLife Advisers analyzes each Underlying Portfolio’s historic and current security holdings and performance to determine the Underlying Portfolio’s investment attributes. For example, for Underlying Portfolios structured for equity investment, large cap, mid cap, and small cap exposure is considered, as is the investment bias toward growth or value style of investment. Further, the type of growth or value management employed is also a consideration for MetLife Advisers, such as deep value, traditional value, relative value, growth at a reasonable price, traditional growth, or earnings momentum styles of investment. For Underlying Portfolios that invest in fixed income securities, the effective duration, credit quality and currency denomination is evaluated in conjunction with exposure to particular sectors of the fixed income marketplace, including U.S. Treasury securities,

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government agencies, asset-backed securities, mortgage-backed securities, investment grade corporate bonds, high yield corporate bonds, non-U.S. government and corporate obligations, emerging market debt and cash or money market instruments. Depending upon the amount of cash or money market instruments held in the aggregate among the Underlying Portfolios, the Portfolio maintains the ability to invest in an Underlying Portfolio that holds only money market instruments. MetLife Advisers also evaluates the performance dynamics among the Underlying Portfolios and their respective holdings in order to determine the appropriate weighting for the Portfolio’s risk profile.

Periodically, MetLife Advisers will communicate with management personnel of the Underlying Portfolios to discuss the positioning of the Underlying Portfolios and any changes that may have occurred. Periodically, MetLife Advisers will consider whether to make changes to the allocation to any of the Underlying Portfolios. If a new Underlying Portfolio is selected or the allocation to an existing Underlying Portfolio is adjusted by MetLife Advisers, a corresponding shifting of allocations to the remaining Underlying Portfolios will result.

The Underlying Portfolios in which the Portfolio may currently invest are:

MET INVESTORS SERIES TRUST

BlackRock High Yield Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Invesco Comstock Portfolio

Invesco Mid Cap Value Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

Met/Aberdeen Emerging Markets Equity Portfolio

Met/Artisan International Portfolio

Met/Eaton Vance Floating Rate Portfolio

Met/Franklin Low Duration Total Return Portfolio

Met/Templeton International Bond Portfolio

Met/Wellington Large Cap Research Portfolio

MetLife Small Cap Value Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pyramis® Government Income Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

Baillie Gifford International Stock Portfolio

Barclays Aggregate Bond Index Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Met/Artisan Mid Cap Value Portfolio

Met/Dimensional International Small Company Portfolio

Met/Wellington Balanced Portfolio

Met/Wellington Core Equity Opportunities Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

MSCI EAFE® Index Portfolio

Neuberger Berman Genesis Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

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The Portfolio may invest in any or all of the Underlying Portfolios, but will not normally invest in every Underlying Portfolio at any particular time. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time.

There may be limits on the amount of cash inflows some Underlying Portfolios may accept from investors, including the Portfolio. MetLife Advisers may take into account these capacity considerations when allocating investments among the Underlying Portfolios. MetLife Advisers may add new Underlying Portfolio investments or replace existing Underlying Portfolio investments for the Portfolio at any time. In some instances, MetLife Advisers may allocate capacity in certain Underlying Portfolios to other investors, which may have the effect of limiting the Portfolio’s opportunity to invest in the Underlying Portfolio.

Although the Base Portion’s investments in the Underlying Portfolios will be made in an attempt to achieve the 30% equity and 40% fixed income target allocations, as set forth in the Portfolio Summary, the Base Portion’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

The Base Portion seeks to achieve capital growth through its investments in Underlying Portfolios that invest in equity securities. These investments include Underlying Portfolios that invest mainly in stocks of large established U.S. companies, as well as, to a lesser extent, in stocks of foreign companies and small U.S. companies with above average growth potential. The Underlying Portfolios may invest in foreign equity securities of any capitalization, but primarily will be invested in larger capitalization companies.

The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that invest in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Base Portion may also invest in Underlying Portfolios that invest in U.S. and foreign investment grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds (commonly known as “junk bonds”). The Underlying Portfolios may invest in foreign fixed-income securities of any credit quality, but primarily will be invested in investment grade fixed-income securities.

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

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MetLife Advisers has broad discretion to allocate and reallocate the assets of the Base Portion of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objective and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also, MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives in advising the Portfolio. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and the Fund.

The Overlay Portion (Approximately 30%)

The Overlay Portion, which comprises the remaining 30% of the Portfolio’s total assets, in its neutral state will provide the Portfolio with an additional 30% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures. The Overlay Portion of the Portfolio may also obtain equity exposure through stock index options, options on stock index futures, and stock index swaps (together with stock index futures, “Stock Index Instruments”). If the Subadviser determines that the Stock Index Instruments are substantially overvalued in relation to the actual stocks in the S&P 500 Index, the Subadviser may invest in stocks to emulate the index until such time as the Stock Index Instruments’ valuations return to fair value or below. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of fixed-income instruments.

The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of the up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Subadviser may adjust the Portfolio’s equity exposure within a range from approximately 10% to 70%. For example, when the market is in a state of increased volatility, the Subadviser may decrease the Portfolio’s equity exposure by holding fewer long equity index futures or by taking a short position in equity derivative instruments. When the Portfolio’s total equity exposure exceeds 60% the Portfolio may be exposed to leverage. This is because the Portfolio’s long index futures position beyond 30% would be backed by a maximum of 30% collateral, and therefore not fully collateralized. Trading in the equity index overlay will be passively managed in accordance with established guidelines in an attempt to target an annualized volatility level for the Portfolio of 10%, but allows for volatility to drift between an lower (8%) and upper (12%) band before any actions are taken to adjust the equity exposure. While the Subadviser attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will reach the targeted volatility or remain within its target volatility range.

In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, actively manage the 30% of the Portfolio

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allocated as collateral in an attempt to enhance the Overlay Portion’s total return as well as balance the sources of risk in the Portfolio. The Subadviser will manage the collateral against an index blended to 60% Barclays Treasury Index/40% Barclays 20-Year U.S. Treasury Index. The blended index is customized to approximate a 10- year duration and the Subadviser has the flexibility to vary duration within two years.

The fixed-income instruments will be rated investment grade or higher by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality. Fixed-income instruments include fixed-income securities issued by the U.S. government, its subdivisions, agencies or government-sponsored enterprises, or derivatives on such securities or related indices; mortgage-related securities, including stripped mortgage-related securities; corporate bonds and notes and asset-backed securities; commercial paper and other money market instruments; and fixed income securities issued by foreign governments or their subdivisions, agencies and other government-sponsored enterprises and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; other fixed income securities including structured notes such as hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans; revolving credit facilities; repurchase and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; and obligations of international agencies or supranational entities.

At least 50% of the Overlay Portion’s assets will be invested in cash bonds issued by the U.S. Government and its agencies with same or next day settlement. At least 75% of the Overlay Portion’s assets will be invested in securities linked to U.S. Treasuries and interest rates, including, but not limited to, cash bonds, repurchase agreements, money market securities, and derivatives. The Subadviser is also permitted to invest up to 25% of the Overlay Portion’s assets in other fixed-income securities.

The Overlay Portion may invest up to 15% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Overlay Portion will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Overlay Portion may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. In addition, the Underlying Portfolios may also actively and frequently trade portfolio securities in an attempt to achieve their investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed

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appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers,

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dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for managing the Base Portion of the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation

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of each Underlying Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Overlay Portion of the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Overlay Portion of the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Base Portion of the Portfolio is managed by a committee composed of the individuals listed below. Each member of the committee is jointly and primarily responsible for the management of the Base Portion of the Portfolio.

Alan C. Leland, Jr., CFA, is the chair of the committee. Mr. Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of the Fund since 2005 and of the Trust since May 2012 and is a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”). He has worked for Metropolitan Life and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

Kristi Slavin, CFA, is Senior Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2008. She has been a Vice President of Metropolitan Life since 2014. From 2001 until she joined Metropolitan Life, Ms. Slavin was a Senior Portfolio Analyst for Columbia Management.

Wen Liu, CFA, is Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2013. She has been a Director of Metropolitan Life since 2013. From 2000 until she joined Metropolitan Life, Ms. Liu was with Bank of New York Mellon Investment Management where she performed manager research, due diligence, and portfolio analysis functions. Prior to this, she worked as an analyst for Putnam Investments.

Victor Soto, CFA, is Vice President of MetLife Advisers. Mr. Soto has worked for MetLife Advisers since rejoining Metropolitan Life in 2015. He has been an Assistant Vice President of Metropolitan Life since 2015. From 2013 until he rejoined Metropolitan Life, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc. (“FirstCommand”). From 2008 until he joined FirstCommand, he was an Investment Specialist at Metropolitan Life.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

As compensation for its services to the Base Portion of the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets of the Base Portion of the Portfolio as follows: 0.10% on first $500 million of such assets plus 0.075% on such assets over $500 million up to $1 billion plus 0.05% on such assets over $1 billion. With respect to the Overlay Portion of the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets of the Overlay Portion as follows: 0.725% of the first $250 million of such assets plus 0.700% on

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such assets over $250 million up to $750 million plus 0.675% on such assets over $750 million up to $1 billion plus 0.650% on such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.24% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Contractual Fee Waiver

MetLife Advisers, LLC has contractually agreed, for the period May 1, 2016 through April 30, 2017, to reduce the Management Fee for the Portfolio’s Overlay Portion (as defined above) to the annual rate of 0.675% of the first $1 billion of the Portfolio’s average daily net assets, 0.650% of such assets over $1 billion up to $2.5 billion, 0.625% of such assets over $2.5 billion up to $5 billion, and 0.600% of such assets over $5 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will manage the Overlay Portion of the Portfolio, select the assets to be purchased and sold by the Portfolio with respect to the Overlay Portion, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets with respect to the Overlay Portion, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Overlay Portion of the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Overlay Portion of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

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MetLife Advisers pays the Subadviser a fee based on the average daily net assets of the Overlay Portion of the Portfolio. The Portfolio is not responsible for the fees paid to the Subadviser. In addition, the Subadviser could receive investment subadvisory fees from any Underlying Portfolios for which it acts as subadviser in which the Portfolio may invest. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.35% of the average daily net assets on the Overlay Portion of the Portfolio.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC, 650 Newport Center Drive, Newport Beach, California 92660, is the Subadviser to the Portfolio. As of December 31, 2015, PIMCO had approximately $1.4 trillion in assets under management.

The following individuals are jointly responsible for managing the Overlay Portion of the Portfolio:

Josh Davis, Ph.D. is the lead portfolio manager and an executive vice president in the global quantitative portfolio group at PIMCO. He focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago.

Steve A. Rodosky is a managing director at PIMCO and a portfolio manager covering Treasury bonds, agencies and futures. He is the lead portfolio manager for long duration strategies. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch.

Graham A. Rennison, CFA, is a senior vice president in the quantitative portfolio management group at PIMCO, focusing on multi-asset-class systematic strategies. He was previously a member of the client analytics group, advising clients on strategic asset allocation. Prior to joining PIMCO in 2011, Mr. Rennison was a director and head of systematic strategies research at Barclays Capital in New York and also spent five years at Lehman Brothers. He has 14 years of investment experience.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50%

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for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the

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diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as the Underlying Portfolio qualifies as a regulated investment company and shares of the Underlying Portfolio are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Each Underlying Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge,

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at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

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If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that separate account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those

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Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Except for fixed income securities and derivative investments made through the Overlay Portion, the value of the Portfolio’s investment portfolio is based on the reported net asset values of the Underlying Portfolios in which the Portfolio invests. For information regarding the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the Prospectuses of the Underlying Portfolios. Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to

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general oversight by the Board of Trustees of the Trust. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Balanced Plus Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012		2011(a)
Net Asset Value, Beginning of Period	$11.70	$11.83	$10.68	$9.46		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.24	0.18	0.19	0.16		0.01
Net realized and unrealized gain (loss) on investments	(0.68)	0.87	1.33	1.06		(0.54)

Total from investment operations	(0.44)	1.05	1.52	1.22		(0.53)

Less Distributions
Distributions from net investment income	(0.24)	(0.22)	(0.14)	(0.00	)(c)	(0.01)
Distributions from net realized capital gains	(0.68)	(0.96)	(0.23)	0.00		0.00

Total distributions	(0.92)	(1.18)	(0.37)	(0.00)		(0.01)

Net Asset Value, End of Period	$10.34	$11.70	$11.83	$10.68		$9.46

Total Return (%) (d)	(4.09)	9.65	14.36	13.11		(5.28	)(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (f)	0.49	0.50	0.50	0.51		0.54	(g)
Net ratio of expenses to average net assets (%) (f)(h)	0.49	0.50	0.50	0.51		0.54	(g)
Ratio of net investment income to average net assets (%) (i)	2.16	1.60	1.70	1.55		0.17	(g)
Portfolio turnover rate (%)	20	13	13	13		10	(e)
Net assets, end of period (in millions)	$10,470.1	$11,130.9	$9,709.0	$6,459.3		$3,151.9

(a)	Commencement of operations was May 2, 2011.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Distributions from net investment income were less than $0.01.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(i)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Pyramis® Government Income Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Pyramis® Government Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Seeks a high level of current income, consistent with preservation of principal.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee	0.42%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%

Total Annual Portfolio Operating Expenses	0.70%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$72	$225	$391	$873

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies

FIAM LLC (“FIAM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in U.S. Government securities and instruments related to U.S. Government securities, such as repurchase agreements on such securities. Certain issuers of U.S. Government securities are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. FIAM may also invest the Portfolio’s assets in mortgage-backed and asset-backed securities.

FIAM uses a blended index comprised of 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index as a guide in structuring the Portfolio and selecting its investments. FIAM manages the Portfolio to have similar overall interest rate risk to the blended index.

FIAM considers other factors when selecting the Portfolio’s investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Portfolio’s exposure to various risks, including interest rate risk, FIAM considers, among other things, the market’s overall risk characteristics, the market’s current pricing of those risks, information on the Portfolio’s competitive universe and internal views of potential future market conditions.

FIAM allocates the Portfolio’s assets among different market sectors (for example, U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

FIAM may engage in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, regardless of whether the Portfolio may own the asset, instrument or components of the index underlying the derivative, and forward-settling securities.

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FIAM may invest a significant portion of the Portfolio’s assets in these types of investments. FIAM may also invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not necessarily identical securities on a specified future date. Finally, FIAM may engage in the short selling of securities. For more information about the types of investments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

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Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk.    The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. High portfolio turnover rates that are associated with active and frequent trading may result in higher transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index and a custom benchmark. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2012	3.08%
Lowest Quarter	2nd – 2013	-3.16%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	0.43%	3.14%	5-2-11
Barclays U.S. Government Bond Index (reflects no deduction for mutual fund fees or expenses)	0.86%	2.75%	—
Custom Benchmark (reflects no deduction for mutual fund fees or expenses)	1.12%	3.61%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    FIAM LLC, is the subadviser to the Portfolio.

Portfolio Managers.    William Irving, Lead Portfolio Manager and Franco Castagliuolo, Co-Manager, have each managed the Portfolio since its inception in 2011.

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Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be

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more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and

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the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive

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investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Short Sale and Short Position Risk

The Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio may sell short securities it does not own. The Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio entered into the short sale or short position. This loss may be equal to the increase in

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the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio borrows the securities that it sells short, the Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If

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the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Portfolio Turnover Risk

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates that are associated with active and frequent trading may result in higher transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may

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vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the

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Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays U.S. Government Bond Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies, and quasi-federal corporations.

The Custom Benchmark is a blended benchmark comprised of 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.52% on the first $100 million of such assets plus 0.44% of such assets over $100 million up to $500 million plus 0.40% of such assets over $500 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.42% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Contractual Fee Waiver

MetLife Advisers has contractually agreed, for the period May 1, 2016 through April 30, 2017, to modify the Management Fee for each Class of the Portfolio to the annual rate of 0.52% of the first $100 million of the Portfolio’s average daily net assets, 0.44% of the next $400 million, 0.40% of the next $800 million and 0.39% of amounts over $1.3 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in

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the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.12% of the Portfolio’s average daily net assets.

FIAM LLC, 900 Salem Street, Smithfield, Rhode Island 02917, (“FIAM”) serves as the Subadviser to the Portfolio. FIAM and its affiliates had approximately $61.5 billion in assets under management as of December 31, 2015.

The following individuals are jointly responsible for managing the Portfolio:

William Irving, Lead Portfolio Manager. Since joining Fidelity Investments in 1999, Dr. Irving has worked as a quantitative analyst and portfolio manager.

Franco Castagliuolo, Co-Manager. Since joining Fidelity Investments in 1997, Mr. Castagliuolo has served a research associate and portfolio manager.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their

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affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that

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will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer

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engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no

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such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years (or the life of the Portfolio, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Pyramis® Government Income Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012		2011(a)
Net Asset Value, Beginning of Period	$10.80	$10.31	$11.05	$10.73		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.17	0.18	0.13	0.10		0.10
Net realized and unrealized gain (loss) on investments	(0.12)	0.59	(0.61)	0.24		0.76

Total from investment operations	0.05	0.77	(0.48)	0.34		0.86

Less Distributions
Distributions from net investment income	(0.26)	(0.28)	(0.16)	(0.00	)(c)	(0.04)
Distributions from net realized capital gains	0.00	0.00	(0.10)	(0.02)		(0.09)

Total distributions	(0.26)	(0.28)	(0.26)	(0.02)		(0.13)

Net Asset Value, End of Period	$10.59	$10.80	$10.31	$11.05		$10.73

Total Return (%) (d)	0.43	7.56	(4.52)	3.15		8.57	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.70	0.71	0.70	0.70		0.84	(f)
Ratio of net investment income to average net assets (%)	1.59	1.72	1.24	0.94		1.37	(f)
Portfolio turnover rate (%)	214 (g)	281 (g)	329 (g)	457	(g)	366	(e)
Net assets, end of period (in millions)	$1,217.7	$1,271.2	$1,314.4	$1,631.7		$717.5

(a)	Commencement of operations was May 2, 2011.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Distributions from net investment income were less than $0.01.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	Computed on an annualized basis.

(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 117%, 151%, 212% and 262% for the years ended December 31, 2015, 2014, 2013 and 2012, respectively.

Pyramis® Government Income Portfolio

27

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

Pyramis is a registered service mark of FMR LLC. Used under license.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Met/Franklin Low Duration Total Return Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Met/Franklin Low Duration Total Return Portfolio

PORTFOLIO SUMMARY:

Investment Objective

To provide a high level of current income, while seeking preservation of shareholders’ capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.49%		0.49%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.05%		0.05%

Total Annual Portfolio Operating Expenses	0.54%		0.79%
Fee Waiver *	(0.02%	)	(0.02%	)

Net Operating Expenses	0.52%		0.77%

*	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2016, through April 30, 2017, to waive a portion of the Management Fee reflecting the difference, if any, between the subadvisory fee payable by MetLife Advisers to Franklin Advisers that is calculated based solely on the assets of the Portfolio and the fee that is calculated when the Portfolio’s assets are aggregated with those of Met/Templeton International Bond Portfolio. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$53	$172	$300	$677
Class B	$79	$251	$438	$979

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Franklin Advisers, Inc. (“Franklin Advisers” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in investment grade debt securities and investments (as defined below), including government and corporate debt securities, mortgage- and asset-backed securities, investment grade corporate loans, municipal securities and futures with reference securities that are investment grade, targeting an estimated average portfolio duration of three (3) years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. Some of the mortgage securities purchased by the Portfolio are issued or guaranteed by the U.S. government, its agencies or instrumentalities; others are issued by private issuers. The Portfolio may also invest in mortgage dollar rolls, through which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. In addition, the Portfolio may invest a portion of its assets in corporate loans made to, or issued by,

3

borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers and that typically have floating interest rates. The Portfolio may also invest in inflation-indexed securities issued by the U.S. Treasury.

In choosing investments, Franklin Advisers selects securities in various market sectors based on its assessment of changing economic, market, industry and issuer conditions. Franklin Advisers uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. Franklin Advisers evaluates business cycles, changes in yield curves and apparent imbalances in values between and within markets. These factors can impact both income and potential for capital appreciation.

The Portfolio focuses on investment grade securities and investments or in unrated securities and investments that Franklin Advisers determines are comparable. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Services (S&P®) (rated BBB or better) or Moody’s Investors Service, Inc. (Moody’s) (rated Baa or higher) are considered investment grade. Securities rated Ba or lower by Moody’s or BB or lower by S&P® are considered to be below investment grade. The Portfolio may invest up to 20% of its total assets in high yield debt securities (commonly referred to as “junk bonds”), including up to 5% in securities rated lower than B by S&P® or Moody’s, which may include defaulted securities. The Portfolio may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

To pursue its investment goals, the Portfolio regularly enters into (which may include purchasing or selling) various derivative transactions, including currency and cross-currency forwards, currency, currency index, bond and interest rate futures contracts and options thereon, swap agreements (including currency, interest rate, fixed-income total return, and credit default swaps) and options thereon and futures contracts on credit default swaps on indices (also known as credit index futures). The use of these derivative transactions may allow the Portfolio to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Portfolio returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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4

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Short Sale and Short Position Risk.    The Portfolio will incur a loss from a short sale or short position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate a Portfolio’s losses, and short positions also may involve credit and counterparty risk. A Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in

Met/Franklin Low Duration Total Return Portfolio

5

investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	1st – 2012	2.23%
Lowest Quarter	3rd – 2015	-0.93%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class A	-0.26%	1.22%	4-29-11
Class B	-0.62%	0.96%	4-29-11
Barclays U.S. Government/Credit 1-3 Year Bond Index (reflects no deduction for mutual fund fees or expenses)	0.65%	0.91%	—

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Franklin Advisers, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Kent Burns, CFA, Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Roger Bayston, CFA, Senior Vice President and Director, Fixed Income of Franklin Templeton Fixed Income Group, and Christopher J. Molumphy, CFA, Executive Vice President and Chief Investment Officer of Franklin Templeton Fixed Income Group, have managed the Portfolio since its inception in 2011.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (“Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be

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more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements, or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect

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for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign

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governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but

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instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments

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after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Short Sale and Short Position Risk

The Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or the Portfolio may sell short securities it does not own. The Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. The Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Portfolio borrows the securities that it sells short, the Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

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Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

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Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not used the swap agreement. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a

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result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or

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if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

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Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the

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Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Barclays U.S. Govt/Credit 1-3 Year Bond Index measures performance of U.S. Dollar-denominated U.S. Treasuries, government-related, and investment grade U.S. Corporate securities that have maturities ranging from one to three years.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to separate accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.52% of the first $100 million of such assets, plus 0.51% of such assets over $100 million up to $250 million, plus 0.50% of such assets over $250 million up to $500 million, plus 0.49% of such assets over $500 million up to $1 billion, plus 0.47% of such assets over $1 billion up to $1.5 billion, plus 0.45% of such assets over $1.5 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.47% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and

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without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

The subadvisory fee MetLife Advisers pays to Franklin Advisers in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by Franklin Advisers and/or its affiliates. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.17% of the Portfolio’s average daily net assets.

FRANKLIN ADVISERS, INC., One Franklin Parkway, San Mateo, California 94403-1906, is the Subadviser to the Portfolio. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc. Together, Franklin Resources, Inc., and its affiliates managed approximately $763.9 billion in assets as of December 31, 2015.

The Portfolio is managed by a team of dedicated professionals focused on investments in investment grade debt securities. The portfolio managers of the team are as follows:

Kent Burns, CFA, Vice President and Portfolio Manager. Mr. Burns has been lead portfolio manager of the Portfolio since its inception in 2011. He has primary responsibility for the investments of the Portfolio. He has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Advisers in 1994.

Roger Bayston, CFA, Senior Vice President and Director, Fixed Income. Mr. Bayston has been a portfolio manager of the Portfolio since its inception in 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Advisers in 1991.

Christopher J. Molumphy, CFA, Executive Vice President and Chief Investment Officer. Mr. Molumphy has been a portfolio manager of the Portfolio since its inception in 2011, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Advisers in 1988.

Mr. Burns has primary responsibility for the investments of the Portfolio.

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Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.
YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife

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may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect

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to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

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Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

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Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current

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market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on

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the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Met/Franklin Low Duration Total Return Portfolio

	Class A
	Year ended December 31,
	2015	2014	2013	2012	2011(a)
Net Asset Value, Beginning of Period	$9.97	$10.08	$10.12	$9.88	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.18	0.15	0.16	0.17	0.09
Net realized and unrealized gain (loss) on investments	(0.20)	(0.03)	(0.02)	0.29	(0.21)

Total from investment operations	(0.02)	0.12	0.14	0.46	(0.12)

Less Distributions
Distributions from net investment income	(0.33)	(0.23)	(0.18)	(0.22)	0.00

Total distributions	(0.33)	(0.23)	(0.18)	(0.22)	0.00

Net Asset Value, End of Period	$9.62	$9.97	$10.08	$10.12	$9.88

Total Return (%) (c)	(0.26)	1.17 (e)	1.33	4.67	(1.20	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.53	0.53	0.55	0.57	0.59	(f)
Net ratio of expenses to average net assets (%) (g)	0.52	0.51	0.52	0.53	0.56	(f)
Ratio of net investment income to average net assets (%)	1.78	1.51	1.55	1.70	1.40	(f)
Portfolio turnover rate (%)	43	59	67	60	76	(d)
Net assets, end of period (in millions)	$1,156.0	$1,243.7	$1,075.7	$939.7	$809.9

	Class B
	Year ended December 31,
	2015	2014	2013	2012	2011(a)
Net Asset Value, Beginning of Period	$9.92	$10.03	$10.08	$9.86	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.15	0.13	0.13	0.14	0.09
Net realized and unrealized gain (loss) on investments	(0.21)	(0.02)	(0.01)	0.29	(0.23)

Total from investment operations	(0.06)	0.11	0.12	0.43	(0.14)

Less Distributions
Distributions from net investment income	(0.30)	(0.22)	(0.17)	(0.21)	0.00

Total distributions	(0.30)	(0.22)	(0.17)	(0.21)	0.00

Net Asset Value, End of Period	$9.56	$9.92	$10.03	$10.08	$9.86

Total Return (%) (c)	(0.62)	1.06	1.16	4.40	(1.40	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	0.78	0.80	0.82	0.84	(f)
Net ratio of expenses to average net assets (%) (g)	0.77	0.76	0.77	0.78	0.81	(f)
Ratio of net investment income to average net assets (%)	1.53	1.26	1.32	1.45	1.37	(f)
Portfolio turnover rate (%)	43	59	67	60	76	(d)
Net assets, end of period (in millions)	$303.8	$330.2	$275.7	$86.6	$52.5

(a)	Commencement of operations was April 29, 2011.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section included in the Portfolio’s annual report for the period ended December 31, 2015.

(f)	Computed on an annualized basis.

(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Invesco Balanced-Risk Allocation Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the Commodity Futures

Trading Commission have not approved or disapproved these

securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Invesco Balanced-Risk Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Seeks total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.03%

Total Annual Portfolio Operating Expenses	0.95%
Fee Waiver *	(0.03%	)

Net Operating Expenses	0.92%

*	MetLife Advisers, LLC, has contractually agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds in which the Portfolio invests where the Subadviser or any of its affiliates serves as investment adviser. This arrangement may be modified or discontinued only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after ten years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$94	$301	$525	$1,168

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Portfolio’s subadviser, Invesco Advisers, Inc. (“Invesco” or “Subadviser”), will allocate across three asset classes, equities, fixed income and commodities, such that no one asset class disproportionately affects the Portfolio’s performance. The Portfolio’s investments will be primarily through derivative instruments that offer exposure to these three asset classes. The Portfolio may invest in derivatives and other investments that create economic leverage, and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (“ETFs”) and commodity-linked notes. The Portfolio’s equity investments will primarily be through derivative investments that offer exposure to developed countries, but may also offer exposure to emerging market countries. The Portfolio’s fixed income investments will primarily be through derivative investments that offer exposure to issuers in developed countries that are rated investment grade or unrated but deemed to be investment grade quality by Invesco, while the Portfolio’s commodity markets exposure will primarily be to the precious metals, agriculture, energy and industrial metals sectors.

The Portfolio is managed using two different processes. One is strategic asset allocation, which reflects the portfolio managers’ long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Portfolio’s net assets. The other process is tactical asset allocation, which reflects the portfolio managers’ shorter-term views of the market. The strategic and tactical asset allocation processes are intended to diversify portfolio risk in a variety of market conditions.

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The Portfolio will implement the portfolio managers’ investment decisions through the use of derivatives and other investments that create economic leverage. The portfolio managers use derivatives and other leveraged instruments to create and adjust the Portfolio’s exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Portfolio. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets, such as stocks and bonds, would allow. The Portfolio holds only long positions in derivatives. A long derivative position involves the Portfolio buying a derivative with the anticipation of an increase in the price of the underlying asset.

The Portfolio may allocate up to 25% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Subsidiary is advised by Invesco and has the same investment objective as the Portfolio. The Subsidiary may invest in futures, exchange-traded notes (“ETNs”), swap agreements, commodity-linked notes and ETFs. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including money market funds affiliated with Invesco, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. However, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Portfolio will normally maintain no less than 50% of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including money market funds affiliated with Invesco. Some of the cash holdings will serve as margin or collateral for the Portfolio’s obligations under derivative transactions and also earn income for the Portfolio. The greater the Portfolio’s positions in derivatives, as opposed to positions held in non-derivative instruments, the more the Portfolio will be required to maintain in cash and cash equivalents as margin or collateral for such derivatives. A significant portion of the cash and cash equivalent assets of the Portfolio may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, Eurodollar obligations, bankers’ acceptances, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents with one year or less term to maturity.

The derivatives in which the Portfolio may invest include but are not limited to futures contracts, swap agreements and commodity-linked notes. Futures contracts are standardized agreements between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. Commodity-linked notes are notes issued by a bank or other sponsor that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Portfolio earns from these notes as compared to the index.

The Portfolio and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Relative to traditional balanced portfolios, the Portfolio will seek to provide greater capital loss protection during down markets. The Portfolio’s portfolio managers will seek to accomplish this through a three-step investment process involving (1) asset selection within the three asset classes, (2) portfolio construction and (3) active portfolio positioning.

The first step of the investment process involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the

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identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments (meaning the likelihood that the value of the investments will move in the same direction at the same time), and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Portfolio.

The second step of the investment process involves portfolio construction. Proprietary estimates for risk and correlation seek to weight each asset class so that each contributes an equal amount to overall portfolio risk. The portfolio managers re-estimate the risk contributed by each asset and rebalance the portfolio on a month-to-month basis or when new assets are introduced to the Portfolio.

In the third step of the investment process, the portfolio managers actively adjust portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The portfolio managers use a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of Treasury bills. The approach focuses on three concepts: valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the portfolio managers will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the portfolio managers will reduce exposure to an asset relative to the strategic allocation when the balance of these concepts is negative.

The Portfolio’s equity exposure normally will be achieved through investments in derivatives that track equity indices from developed and/or emerging market countries. The Portfolio’s fixed income exposure normally will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by Invesco, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term duration. The Portfolio’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned by the Subsidiary.

ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy.

Although Invesco will target a specified volatility level for the Portfolio, the Portfolio’s net asset value (“NAV”) may be volatile over short-term periods because of the significant use of derivatives and other instruments that provide economic leverage. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. Invesco strategically targets a long-term, annualized volatility of 8%, but can adjust short-term targets between 6% and 10% through the tactical allocation process. While Invesco attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility or remain within its target volatility range. The actual or realized volatility level for longer or shorter periods may be materially higher or lower than the annualized target level depending on market conditions, and therefore the Portfolio’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers. The Portfolio’s investment strategy seeks to provide total return with low to moderate correlation to traditional market indices, notwithstanding the expected short and intermediate term volatility in the net asset value of the Portfolio.

The Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value to be more volatile than a fund that does not use leverage. For example, if Invesco gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Portfolio will be magnified; however, if the leveraged instrument decreases in value, the loss to the Portfolio will be magnified.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

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The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon Invesco’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if Invesco allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio will primarily invest in derivatives, such as futures contracts and swaps, to seek exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks, as well as increase transaction costs. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Leveraging Risk.    Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

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Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit,

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if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	3rd – 2013	4.98%
Lowest Quarter	2nd – 2013	-5.59%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-4.20%	2.50%	4-23-12
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	6.15%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Invesco Advisers, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Mark Ahnrud, Portfolio Manager, Chris Devine, Portfolio Manager, Scott Hixon, Portfolio Manager and Head of Investment Research, Christian Ulrich, Portfolio Manager, and Scott Wolle, Chief Investment Officer, all with the Subadviser, have managed the Portfolio since its inception in 2012.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal period, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon Invesco’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. Invesco’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if Invesco allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may

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cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

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Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

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Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for

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a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that a counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the

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Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is

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subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to the commodities risks discussed above. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes

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of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while

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substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the

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Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

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ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.675% on the first $250 million of such assets plus 0.650% of such assets over $250 million up to $750 million plus 0.625% of such assets over $750 million up to $1 billion plus 0.600% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.61% of the Portfolio’s average daily assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Fee Waiver Arrangement

Invesco has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment by the Portfolio in any investment company, unit investment trust or other collective investment fund, registered or non-registered, for which Invesco or any of its affiliates serves as investment adviser. MetLife Advisers will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in

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the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.31% of the Portfolio’s average daily net assets.

INVESCO ADVISERS, INC., 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, is the Subadviser to the Portfolio. Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios, including the Portfolio, encompassing a broad range of investment objectives. Invesco is an indirect wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2015, Invesco Ltd. managed approximately $775.6 billion in assets.

The following Invesco individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

Mark Ahnrud is a Portfolio Manager with Invesco. Mr. Ahnrud has managed the Portfolio since its inception in 2012 and has been associated with Invesco and/or its affiliates since 2000. He has been affiliated with the Invesco Global Asset Allocation team since 2002.

Chris Devine is a Portfolio Manager with Invesco. Mr. Devine has managed the Portfolio since its inception in 2012 and has been associated with Invesco and/or its affiliates since 1998. He has been affiliated with the Invesco Global Asset Allocation team since 2003.

Scott Hixon is a Portfolio Manager and Head of Investment Research of Invesco. Mr. Hixon has managed the Portfolio since its inception in 2012 and has been associated with Invesco and/or its affiliates since 1994. He has been affiliated with the Invesco Global Asset Allocation team since 1997.

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Christian Ulrich is a Portfolio Manager with Invesco. Mr. Ulrich has managed the Portfolio since its inception in 2012 and has been associated with Invesco and/or its affiliates since 2000. He has been affiliated with the Invesco Global Asset Allocation team since 2009, and previously was a client portfolio manager covering both equity and asset allocation strategies.

Scott Wolle is a Portfolio Manager with Invesco and Chief Investment Officer of Invesco Global Asset Allocation. Mr. Wolle has managed the Portfolio since its inception in 2012 and has been associated with Invesco and/or its affiliates since 1999. He has been affiliated with the Invesco Global Asset Allocation team since 2000.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

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25

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts,

Invesco Balanced-Risk Allocation Portfolio

26

in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

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Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust,

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conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may

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also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

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Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Invesco Balanced-Risk Allocation Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012(a)
Net Asset Value, Beginning of Period	$10.64	$10.58	$10.49	$10.00

Income (Loss) From Investment Operations
Net investment loss (b)	(0.08)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.32)	0.65	0.27	0.69

Total from investment operations	(0.40)	0.57	0.19	0.63

Less Distributions
Distributions from net investment income	(0.30)	0.00	0.00	(0.03)
Distributions from net realized capital gains	(0.76)	(0.51)	(0.10)	(0.11)

Total distributions	(1.06)	(0.51)	(0.10)	(0.14)

Net Asset Value, End of Period	$9.18	$10.64	$10.58	$10.49

Total Return (%) (c)	(4.20)	5.58	1.86	6.34	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	0.94	0.93	1.03	(e)
Gross ratio of expenses to average net assets excluding interest expense (%)	0.92	0.93	0.91	1.03	(e)
Net ratio of expenses to average net assets (%) (f)	0.89	0.91	0.90	0.90	(e)
Net ratio of expenses to average net assets excluding interest expense (%) (f)	0.89	0.90	0.88	0.90	(e)
Ratio of net investment loss to average net assets (%)	(0.76)	(0.78)	(0.76)	(0.80	)(e)
Portfolio turnover rate (%)	40	44	34	0	(g)
Net assets, end of period (in millions)	$1,287.2	$1,351.3	$1,340.5	$973.1

(a)	Commencement of operations was April 23, 2012.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Computed on an annualized basis.

(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(g)	There were no long term sale transactions during the period ended December 31, 2012.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

JPMorgan Global Active Allocation Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the Commodity Futures

Trading Commission have not approved or disapproved these

securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

JPMorgan Global Active Allocation Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Seeks capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.72%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	1.03%
Fee Waiver *	(0.04%	)

Net Operating Expenses	0.99%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee to the annual rate of 0.700% of the first $1 billion of the Portfolio’s average daily net assets, 0.650% of such assets over $1 billion up to $3 billion, 0.630% of such assets over $3 billion up to $5 billion, and 0.620% of such assets over $5 billion. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that any expense limitations for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$101	$325	$567	$1,261

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio’s subadviser, J.P. Morgan Investment Management Inc. (“JPMIM” or “Subadviser”), uses a flexible asset allocation approach to construct a globally diversified growth portfolio that incorporates investment insights with a disciplined control of risk. JPMIM establishes the strategic and tactical allocation for the Portfolio. JPMIM determines the tactical allocation through adjustments to the Portfolio’s strategies and sector and region allocations. JPMIM develops its investment insights through the combination of top-down macro views, together with the bottom-up insights from JPMIM’s global investment professionals.

In managing the investments for the Portfolio, JPMIM employs a continuous multi-step process that involves: (1) making longer term asset allocation decisions based on JPMIM’s assessment of the strategic (10 to 15 years) market outlook; (2) monitoring and adjusting Portfolio exposures and weightings in response to prevailing market conditions and changes in JPMIM’s shorter term market outlook; and (3) making systematic adjustments to the Portfolio exposures and weightings, based on JPMIM’s assessment of future market conditions as indicated by momentum signals, in an effort to reduce overall Portfolio volatility and mitigate the effects of adverse market environments.

The Portfolio is expected to have a normal strategic allocation of 50% in global equities, 25% in U.S. investment grade fixed income, 20% in convertible debt and 5% in real assets, such as commodities, which is

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subject to change based on market conditions, trends, and JPMIM’s outlook for a broad range of asset classes.

Under normal market conditions, approximately 15%-20% of the Portfolio’s notional value will be held in cash and cash equivalent instruments which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions. At all times the Portfolio will hold a minimum of 20% in highly liquid asset classes such as investment grade fixed income securities and cash. In addition, the Portfolio may invest up to 10% of its total assets in any combination of the following asset classes: commodities, emerging market debt, emerging market equity, high yield debt (commonly known as “junk bonds”), real estate securities and Treasury Inflation-Protected Securities (“TIPS”). Moreover, the Portfolio may invest up to 80% of its total assets in any combination of the following asset classes: U.S. equity, foreign equity, commodities, emerging market debt, emerging market equity, high yield debt, real estate securities and TIPS.

In order to gain exposure to the asset classes set forth above, the Portfolio may invest directly in individual securities and exchange-traded funds (“ETFs”). The Portfolio may also invest in exchange-traded notes (“ETNs”) and derivative instruments, either by investing directly in such instruments, or indirectly by investing through its wholly-owned subsidiary as discussed below, in order to obtain, or reduce, exposure to one or more asset classes set forth above. The Portfolio’s equity investments may include common stock, preferred stock, ETFs, convertible securities, depositary receipts, warrants to buy common stocks, and master limited partnerships (“MLPs”), which are limited partnerships that are publicly traded. The Portfolio’s fixed income investments may include convertible securities, U.S. government securities (including agencies and instrumentalities), domestic and foreign corporate bonds, high yield securities (including distressed securities), debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions, mortgage-backed securities, asset-backed securities, floating rate securities, inflation-indexed bonds (whose value of the principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure), inflation-linked securities such as TIPS and ETFs that are structured to provide protection against inflation, as well as time deposits and other money market instruments. The Portfolio’s commodity investments may include other investment companies, commodity-linked derivatives, ETNs and total return swaps through which the Portfolio can participate in the performance of one or more instruments.

Active Asset Allocation.    JPMIM adjusts the Portfolio’s exposure among the various asset classes based on JPMIM’s shorter term market outlook for a broad range of asset classes. The shorter term components of JPMIM’s active asset allocation management employ quantitative models and qualitative inputs. JPMIM’s quantitative models serve as a starting point in the investment process and allow the portfolio managers to simultaneously consider a broad number of informational and behavioral mispricings across and within asset classes. As a second step in the investment process, the global strategy team determines on a qualitative basis if certain markets exhibit characteristics that merit a deviation from the quantitative models. For example, if political, economic or technical events have led to dislocations that can be exploited.

Systematic Exposure Management.    JPMIM adjusts the Portfolio’s exposure to equity, fixed income and real assets based on momentum signals in an effort to reduce overall portfolio volatility and mitigate the effects of extreme market environments. While JPMIM attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will be successful in reducing volatility or mitigating the effects of extreme market conditions. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. Momentum is the tendency of investments to exhibit persistence in their performance. JPMIM uses momentum signals to identify adverse market environments. JPMIM believes negative momentum indicates future periods of negative investment returns and increased volatility. When negative momentum deteriorates below a pre-set threshold determined by a proprietary JPMIM momentum based model, JPMIM will reduce, sometimes significantly, the Portfolio’s exposure to the particular asset class exhibiting the negative momentum. In order to reduce its exposure to a particular asset class JPMIM will primarily use derivatives, but may also sell physical securities. The Portfolio’s exposure to a particular asset class may be reduced to 0% if the momentum indicator becomes sufficiently negative for that asset class. The Portfolio’s exposure to an asset class will be reestablished once the market environment improves and momentum strengthens to surpass a pre-set threshold determined by the proprietary JPMIM model.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under

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normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. JPMIM expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. JPMIM anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

In implementing its investment strategies, the Portfolio may use derivatives for a variety of purposes. In addition to using Interest Rate Derivatives in the manner described above, the Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage Portfolio characteristics. The Portfolio may also utilize exchange-traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Portfolio does not utilize other investment companies to gain exposure to commodities, it may utilize derivatives to gain exposure to commodities. For more information about these derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio may allocate up to 10% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. JPMIM also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, ETNs and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

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Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon JPMIM’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if JPMIM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Short Position Risk.    The Portfolio will incur a loss from a short position if the value of the reference instrument increases after the time the Portfolio entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short

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position will be offset in whole or in part by the transaction costs associated with the short position.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a

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convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including TIPS, may experience greater losses than other fixed income securities with similar durations.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2014	4.45%
Lowest Quarter	3rd – 2015	-2.78%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	0.89%	6.69%	4-23-12
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	6.15%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    J.P. Morgan Investment Management Inc. is the subadviser to the Portfolio.

Portfolio Managers.    The Portfolio is managed by JPMorgan’s Multi-Asset Solutions (“MAS”). The MAS team includes Michael Feser, CFA, Managing Director; Anne Lester, Managing Director; Jeffrey A. Geller, CFA, Managing Director; Nicole Goldberger, CFA, Executive Director; Grace Koo, Ph.D., Executive Director; and Jonathan Cummings, CFA, Vice President. Each of these team members has managed the Portfolio since its inception in 2012.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

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Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal period, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon JPMIM’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. JPMIM’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if JPMIM allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor

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performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

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In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

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Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding.

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A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Short Position Risk

The Portfolio may enter into a short position through several means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short position with respect to a reference instrument when it expects the value of the reference instrument to decline. The Portfolio will incur a loss if the value of the reference instrument increases after the time the Portfolio entered into the short position. This loss may be equal to the increase in the value of the reference instrument from the time that the short position was opened plus any transaction costs associated with the short position. Short positions generally

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involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the Portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position. In addition, the Portfolio’s short positions may limit its ability to benefit fully from increases in the relevant securities markets.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that a counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

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Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of

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the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to the commodities risks discussed above. There can be no assurance that the

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Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to

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equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies

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or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

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Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the

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principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

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Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the

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Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.80% on the first $250 million of such assets, plus 0.75% of such assets over $250 million up to $500 million, plus 0.72% of such assets over $500 million up to $750 million, plus 0.70% of such assets over $750 million. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.68% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

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MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.38% of the Portfolio’s average daily net assets.

J.P. MORGAN INVESTMENT MANAGEMENT INC., 270 Park Avenue, New York, New York 10017, is the Subadviser to the Portfolio. As of December 31, 2015, JPMIM and its affiliates managed over $1.7 trillion in assets.

The Portfolio is managed by JPMIM’s Multi-Asset Solutions. The members of the MAS team responsible for management and oversight of the Portfolio are Michael Feser, CFA, Managing Director; Anne Lester, Managing Director; Jeffrey A. Geller, CFA, Managing Director; Nicole Goldberger, CFA, Executive Director; Grace Koo, Ph.D., Executive Director; and Jonathan Cummings, CFA, Vice President. In their capacities as members of the portfolio management team, Mr. Feser, Ms. Lester, Mr. Geller, Ms. Goldberger, Ms. Koo and Mr. Cummings and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for the Portfolio.

Mr. Feser, CFA, Managing Director, has been an employee of JPMIM since 1994. He has portfolio management duties for MAS. Mr. Feser is based in New York.

Ms. Lester, Managing Director, is the Global Head of Retirement Solutions. She has been an employee of JPMIM since 1992 and a member of MAS since 2000.

Mr. Geller, CFA, Managing Director, is CIO for the Americas of MAS and has been an employee of JPMIM since 2006.

Ms. Goldberger, CFA, Executive Director, has been an employee of JPMIM and a member of MAS since 2003.

Ms. Koo, Ph.D., Executive Director, has been an employee of JPMIM since 2007 and a member of MAS since 2011.

Mr. Cummings, CFA, Vice President, has been an employee of JPMIM since 2005 and a member of MAS since 2007.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their

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affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

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Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the

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diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

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Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

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Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer

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engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business.

In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business. The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

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Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

JPMorgan Global Active Allocation Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012(a)
Net Asset Value, Beginning of Period	$11.86	$11.58	$10.50	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.12	0.13	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.01)	0.66	1.07 (c)	0.58

Total from investment operations	0.11	0.79	1.15	0.60

Less Distributions
Distributions from net investment income	(0.33)	(0.14)	(0.01)	(0.04)
Distributions from net realized capital gains	(0.57)	(0.37)	(0.06)	(0.06)

Total distributions	(0.90)	(0.51)	(0.07)	(0.10)

Net Asset Value, End of Period	$11.07	$11.86	$11.58	$10.50

Total Return (%) (d)	0.89	6.98	10.99	6.02	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	1.05	1.08	1.32	(f)
Net ratio of expenses to average net assets (%) (g)	0.99	1.00	1.08	1.25	(f)
Ratio of net investment income to average net assets (%)	1.06	1.09	0.71	0.24	(f)
Portfolio turnover rate (%)	52	45	45	33	(e)
Net assets, end of period (in millions)	$1,844.6	$1,648.6	$1,360.2	$486.2

(a)	Commencement of operations was April 23, 2012.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	The per share amount may differ with the change in aggregate gains (losses) as shown in the Consolidated Statement of Operations included in the Portfolio’s annual report for the period ended December 31, 2015 due to the timing of purchases and sales of Portfolio shares in relation to fluctuating market values during the period.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	Computed on an annualized basis.

(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Schroders Global Multi-Asset Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the Commodity Futures

Trading Commission have not approved or disapproved these

securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Schroders Global Multi-Asset Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Seeks capital appreciation and current income.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee	0.64%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.98%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$100	$314	$544	$1,206

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio’s subadviser, Schroder Investment Management North America Inc. (“SIMNA Inc.” or “Subadviser”), along with its affiliate, Schroder Investment Management North America Limited (“SIMNA Ltd.” and together with SIMNA Inc., “Schroders”) pursues the Portfolio’s investment objective through a flexible asset allocation approach driven by thematic and tactical ideas. The Portfolio also employs various techniques to seek to control portfolio volatility.

Schroders allocates the Portfolio’s investments among asset classes in response to changing market, economic, and political factors and events that Schroders believes may affect the value of the Portfolio’s investments. The Portfolio invests in globally diverse equity and fixed income securities and may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may also invest up to 10% of its total assets in any combination of the following alternative asset classes: emerging market equities, emerging market debt, high yield debt (commonly known as “junk bonds”), commodities, Treasury Inflation-Protected Securities (“TIPS”) and real estate securities.

The Portfolio is expected, under normal circumstances, to have a strategic asset allocation to global equities in the range of 40%-70% (the “Equity Component”), fixed income securities in the range of 20%-50% (the “Fixed Income Component”), and alternative assets (as described above) in the range of 0%-10% (the “Alternatives Component”) and cash and cash equivalents in the range of 0%-20%. The allocation will be dynamically adjusted within these ranges as market conditions change, however, the net equity exposure could fall below 40% when the volatility cap mechanism is triggered (as described below). Combined investments in the Equity Component and any emerging market equities in the Alternative Component are limited to 70% of the Portfolio’s assets at the time of investment.

Schroders reviews each asset class on an ongoing basis to determine whether it provides the opportunity to enhance performance or to reduce risk. Schroders makes use of fundamental macro research and proprietary asset

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allocation models to aid the asset allocation decision making process. When making these allocation decisions Schroders considers a common set of drivers (e.g. valuation, cyclical and sentiment) and a range of time horizons (e.g. shorter-term tactical, medium-term thematic and longer-term structural). By adjusting investment exposure among the various asset classes in the Portfolio, Schroders seeks to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to pursue the Portfolio’s investment objective.

The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies, and the Portfolio may also invest in exchange-traded funds (“ETFs”). The Portfolio also may invest in commodities or investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities, either by investing directly in such instruments, or indirectly by investing in its wholly-owned subsidiary as discussed below. The Portfolio is expected to be highly diversified across industries, sectors, and countries. Schroders may sell securities when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or to limit losses on securities that have declined in value.

In selecting securities for the Equity Component, Schroders analyzes company fundamentals of value, quality, growth stability and financial strength. This approach seeks to maximize the Portfolio’s exposure to stocks having a higher probability of good performance—and avoid or underweight stocks with a higher probability of poor performance.

The Fixed Income Component consists of investment grade fixed and floating rate securities. In selecting securities for the Fixed Income Component, Schroders exploits the asymmetric risks of the credit premium through downside risk management. Schroders accomplishes this through detailed credit analysis that uses the firm’s fundamental research to gain a full perspective of the issuer and its capital structure.

Schroders will seek to limit the annual total volatility of the Portfolio to 10% (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below). Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. To the extent that adequate volatility management cannot be obtained through asset allocation, Schroders will systematically employ a volatility cap mechanism which seeks to limit the Portfolio’s volatility. In seeking to limit the Portfolio volatility, Schroders expects to use liquid equity and fixed income futures as the principal tools to reduce market exposure in the Portfolio. While Schroders attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility.

The Portfolio may make substantial use of derivatives. Schroders may seek to obtain, or reduce, exposure to one or more asset classes through the use of exchange-traded or over-the-counter derivatives, such as futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Portfolio, and structured notes. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within the range of approximately 25% to 35% of net assets. Schroders expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. Schroders anticipates that under normal market conditions these Interest Rate Derivatives will have a maturity of approximately 10 years.

For more information about these derivatives investments, please see “Investment Strategies and Risks” in the Statement of Additional Information. Separate to the strategic asset allocation, the Portfolio will maintain a portion of its assets in cash and cash equivalents, which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

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4

The Portfolio may allocate up to 10% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Schroders also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same Investment Company Act of 1940 (the “1940 Act”) asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon Schroders’ analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if Schroders allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as

Schroders Global Multi-Asset Portfolio

5

a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivative or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive

Schroders Global Multi-Asset Portfolio

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investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including TIPS, may experience greater losses than other fixed income securities with similar durations.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio, such as by reducing the Portfolio’s investment returns.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Short Position Risk.    The Portfolio will incur a loss from a short position if the value of the reference instrument increases after the time the Portfolio entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the portfolio

Schroders Global Multi-Asset Portfolio

7

does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	4th – 2013	4.80%
Lowest Quarter	3rd – 2015	-3.22%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-0.88%	6.70%	4-23-12
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	6.15%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Schroders is the subadviser to the Portfolio.

Portfolio Managers.    Johanna Kyrklund, Head of Multi-Asset Investments, Michael Hodgson, Head of Structuring, and Philip Chandler, Multi-Asset Portfolio Manager, all with the Subadviser, have managed the Portfolio since its inception in 2012.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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8

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal period, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or

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intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon Schroders’ analysis of various economic or market factors and the mix of asset classes that results from such analysis. Schroders’ analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if Schroders allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor

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performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of

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the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

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The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. If the Portfolio invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

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Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk,

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most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements, or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

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Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in

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interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on

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subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will

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be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to the commodities risks discussed above. There can be no assurance that the Subsidiary’s investments will contribute to the Portfolio’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

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Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

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Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Short Position Risk

The Portfolio may enter into a short position through several means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short position with respect to a reference instrument when it expects the value of the reference instrument to decline. The Portfolio will incur a loss if the value of the reference instrument increases after the time the Portfolio entered into the short position. This loss may be equal to the increase in the value of the reference instrument from the time that the short position was opened plus any transaction costs associated with the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the Portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position

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will be offset in whole or in part by the transaction costs associated with the short position. In addition, the Portfolio’s short positions may limit its ability to benefit fully from increases in the relevant securities markets.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

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Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines,

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penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weightings of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

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The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.68% of the first $100 million of such assets, plus 0.66% of such assets over $100 million up to $250 million, plus 0.64% of such assets over $250 million up to $750 million, plus 0.62% of such assets over $750 million up to $1.5 billion, plus 0.60% of such assets over $1.5 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.64% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the

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subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.34% of the Portfolio’s average daily net assets.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC., 875 Third Ave, New York, NY 10022, serves as the Subadviser to the Portfolio, along with its affiliate, Schroder Investment Management North America Limited. Schroders, through its predecessors, has been an investment manager since 1962, and serves as investment adviser to mutual funds and a broad range of institutional investors. Schroders plc, Schroders’ ultimate parent, is a global asset management company with approximately $462.1 billion under management as of December 31, 2015.

The following individuals are responsible for managing the Portfolio:

Johanna Kyrklund is the Head of Multi-Asset Investments. She has been responsible for the Portfolio since its inception in 2012 and has been with Schroders since 2007. She is a member of the Global Asset Allocation Committee, and is responsible for investment on behalf of North American, U.K. and European Multi-Asset clients.

Michael Hodgson is the Head of Structuring. He has been responsible for the Portfolio since its inception in 2012 and has been with Schroders since 2011. Prior to joining Schroders, he was at ABN AMRO Bank NV / Royal Bank of Scotland NV from 2004 to 2010 where he was Global Head of Equity Derivatives Structuring and Head of Fund Derivatives Trading and Structuring.

Philip Chandler is a Multi-Asset Portfolio Manager. He has been responsible for the Portfolio since its inception in 2012 and has been with Schroders since 2003. He is responsible for investment on behalf of North American Multi-Asset clients.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions

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and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

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Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not

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as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances,

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redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among

Schroders Global Multi-Asset Portfolio

33

sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value

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34

of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued

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35

on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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36

CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Schroders Global Multi-Asset Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013		2012(a)
Net Asset Value, Beginning of Period	$11.84	$11.57	$10.55		$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.11	0.15	0.12		0.14
Net realized and unrealized gain (loss) on investments	(0.20)	0.71	0.94		0.67

Total from investment operations	(0.09)	0.86	1.06		0.81

Less Distributions
Distributions from net investment income	(0.12)	(0.16)	(0.00	)(c)	(0.08)
Distributions from net realized capital gains	(0.36)	(0.43)	(0.04)		(0.18)

Total distributions	(0.48)	(0.59)	(0.04)		(0.26)

Net Asset Value, End of Period	$11.27	$11.84	$11.57		$10.55

Total Return (%) (d)	(0.88)	7.74	10.11	(f)	8.06	(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	0.99	1.02		1.24	(g)
Net ratio of expenses to average net assets (%)	0.97	0.99	1.02	(h)	1.10	(g)(h)
Ratio of net investment income to average net assets (%)	0.89	1.30	1.10		1.96	(g)
Portfolio turnover rate (%)	78	85	94		132	(e)
Net assets, end of period (in millions)	$1,096.8	$956.4	$823.7		$335.3

(a)	Commencement of operations was April 23, 2012.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Distributions from net investment income were less than $0.01.

(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(e)	Periods less than one year are not computed on an annualized basis.

(f)	In 2013, 0.09% of the Portfolio’s total return for Class B consists of a voluntary reimbursement by the subadvisor for a realized loss. Excluding this item, total return would have been 10.02% for Class B.

(g)	Computed on an annualized basis.

(h)	Includes the effects of expenses reimbursed by the Adviser.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

MetLife Multi-Index Targeted Risk Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

MetLife Multi-Index Targeted Risk Portfolio

PORTFOLIO SUMMARY:

Investment Objectives

Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.22%

Total Annual Portfolio Operating Expenses	0.66%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$68	$212	$369	$825

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells certain instruments (or “turns over” its portfolio). In addition, each of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) pays transaction costs, such as commissions, when it turns over its portfolio. A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio seeks to achieve its objectives by investing approximately 75% of its assets in Class A shares of the Underlying Portfolios, which are passively-managed index portfolios that are series of the Metropolitan Series Fund (“MSF”) (the “Base Portion”), and approximately 25% of its assets in a portfolio of fixed income securities that serve as collateral for equity derivative instruments, consisting primarily of stock index futures (the “Overlay Portion”). A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index such as the S&P 500 Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in index-related instruments, including derivatives.

In its neutral state, the Portfolio will allocate 60% of its total assets to equity instruments (either equity index portfolios or equity derivative instruments) and 40% of its total assets to fixed-income securities (either fixed income index portfolios or fixed income securities). The Portfolio will alter its allocation as necessary to reduce volatility in an attempt to mitigate the effects of extreme market conditions. In general, the Portfolio will decrease equity exposure in periods of increased volatility and increase equity exposure during periods of reduced volatility. The Portfolio’s exposure to equity markets will range from approximately 10% to approximately 70% of its total assets.

MetLife Advisers, LLC (“MetLife Advisers”) is the adviser to the Portfolio and is also responsible for managing the Base Portion’s allocations among the Underlying Portfolios. MetLife Advisers establishes specific target investment percentages for the asset classes and the

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various components of each asset category. Under normal circumstances, the approximately 75% of the Portfolio’s assets comprising the Base Portion invest primarily in Underlying Portfolios in accordance with the target allocations of 35% to equity and 40% to fixed income.

The Base Portion seeks to achieve capital appreciation through its investments in Underlying Portfolios that seek to track the performance of equity indexes such as the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index and MSCI EAFE Index. The Base Portion seeks to achieve current income through its investments in Underlying Portfolios that seek to track the performance of fixed income indexes, such as the Barclays U.S. Aggregate Bond Index. The Portfolio is expected to have exposure to equities of various market capitalizations and foreign equities, as well as fixed income indexes tracking investment grade and mortgage- and asset-backed securities through the Base Portion’s investments. In the future the Base Portion may invest in other Underlying Portfolios that are series of MSF or of Met Investors Series Trust (the “Trust,” and together with MSF, the “Funds”).

MetLife Investment Advisors, LLC (“MLIA” or the “Subadviser”), is responsible for managing the Overlay Portion, including the management of the fixed income collateral. The Overlay Portion, which comprises approximately 25% of the Portfolio’s total assets, in its neutral state will provide the Portfolio with an additional 25% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures and swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of high quality, short-term fixed income instruments. For more information about the derivative instruments in which the Portfolio may invest, please see the section “Additional Information About the Portfolio’s Investment Strategies—Understanding the Portfolio” in the Prospectus and “Investment Strategies and Risks” in the Statement of Additional Information.

The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Subadviser will adjust the Portfolio’s equity exposure in accordance with the guidelines discussed below within a range from approximately 10% to approximately 70%. For example, when the market is in a state of increased volatility, the Subadviser will decrease the Portfolio’s equity exposure by holding fewer long equity index futures or by taking a short position in equity index futures. A short position involves the use by the Portfolio of a security or instrument that may benefit from a decrease in the price of underlying securities. When the Portfolio’s total equity exposure exceeds 60%, the Portfolio may be exposed to leverage.

The Subadviser will purchase or sell equity derivatives in the Overlay Portion in an attempt to target an annualized equity contribution to the Portfolio’s volatility level of 10%. The Subadviser will allow the equity contribution to the Portfolio’s volatility level to vary between a low of 8% and a high of 12%. If volatility remains within this range, the Subadviser will take no action to alter the Portfolio’s equity exposure. If volatility falls outside of this range, the Subadviser will take appropriate action to increase or decrease the Portfolio’s equity market exposure until the 10% level is achieved. There can be no guarantee that the Portfolio will achieve the targeted volatility or remain within its target volatility range.

In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 25% of the Portfolio allocated as collateral to support the equity and other derivatives used by the Portfolio. The Subadviser will invest the collateral in fixed-income instruments consisting of a mix of U.S. Government securities, certificates of deposit, commercial paper rated in the two highest grades by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality, and repurchase agreements on such instruments. At times, including during periods of high volatility, the Subadviser may reduce the equity derivative holdings and invest a portion of the Overlay Portion’s assets in short-term fixed income instruments that replicate the holdings of indexes of Treasury and/or agency securities. All fixed-income instruments held in the Overlay Portion will have a remaining maturity of 365 days or less.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market

MetLife Multi-Index Targeted Risk Portfolio

4

environments, but is normally expected to stay within a range of 25% to 35% of net assets. The Subadviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. The Subadviser anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

The following chart sets forth the Portfolio’s neutral asset allocation targets set by MetLife Advisers for the entire investment portfolio, as of May 1, 2016. The Portfolio’s actual allocations to the asset classes and sub-asset classes within the Base Portion and within the Overlay Portion could vary substantially from the target allocations due to both market valuation changes and the Subadviser’s management of the Overlay Portion in response to volatility changes. Both the asset allocation between equity instruments and fixed income securities and the allocation between the Base Portion and the Overlay Portion will therefore generally be rebalanced on a quarterly basis.

Asset Class	% of Total Portfolio
Equity	60%
U.S. Large Cap		31%
U.S. Mid Cap		8%
U.S. Small Cap		3%
Foreign Equity		18%
Fixed Income	40%
U.S. Investment Grade		40%

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk.    Although the Portfolio’s Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk, credit and

MetLife Multi-Index Targeted Risk Portfolio

5

counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s or an Underlying Portfolio’s volatility and may require such Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Leveraging Risk.    Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Market Risk.    Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio or an Underlying Portfolio.

Interest Rate Risk.    Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater the degree and frequency of which its value should be expected to change in response to changes in interest rates. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Other direct risks of investing in the Portfolio also include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between

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the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Short Position Risk.    The Portfolio will incur a loss from a short position if the value of the reference instrument increases after the time the Portfolio entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Passive Management Risk.    In attempting to track the returns of an index, an Underlying Portfolio may be more susceptible to risks because it generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Underlying Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, portfolio operating expenses, transaction costs and delays in investing cash.

Sampling Error Risk.    To the extent an Underlying Portfolio holds only a subset of the index securities, the Underlying Portfolio is subject to the risk that it may not track the return of an index as well as it would if the Underlying Portfolio held every security in the index in the same proportions as the index.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium, or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of an Underlying Portfolio receiving payments of principal or interest may be substantially limited.

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Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	1st – 2013	5.02%
Lowest Quarter	3rd – 2015	-3.84%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-1.21%	7.01%	11-5-12
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	6.38%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser and manages the Base Portion of the Portfolio.

Subadviser.    MetLife Investment Advisors, LLC, is the subadviser to the Overlay Portion of the Portfolio.

Portfolio Managers

The Base Portion of the Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Wen Liu and Victor Soto. Mr. Leland and Ms. Slavin have been members since 2012. Ms. Liu has been a member since 2013 and Mr. Soto has been a member since 2016.

The Overlay Portion of the Portfolio has been managed by Chris Johnson, FSA, Lead Portfolio Manager and a Director of the Subadviser, since 2012. Mr. Johnson has worked for the Subadviser or its affiliates since 1994.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal period, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio incurred indirectly as a result of its investments in shares of the relevant Underlying Portfolios during the last fiscal year.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon MetLife Advisers’ analysis of various economic or market factors and the mix of asset classes that results from such analysis. MetLife Advisers’ analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if MetLife Advisers allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio or an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio or an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio or an Underlying Portfolio hedges imperfectly, the Portfolio or Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio or an Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio or an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s or an Underlying Portfolio’s performance to be more volatile than if the Portfolio or the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio or an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s or an Underlying Portfolio’s returns from those transactions, resulting in the Portfolio or the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio or an Underling Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio or an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio or the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio or the Underlying Portfolio in connection with that transaction. If the Portfolio or an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or the Underlying Portfolio.

The Portfolio will invest in equity derivatives to increase or decrease overall equity exposure, in an attempt to manage volatility. Managing the Portfolio’s net equity exposure may serve to reduce the risk from equity market volatility to the Insurance Companies and may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of derivatives in this manner may, under certain conditions, reduce the Portfolio’s return and the Portfolio’s performance may be lower than similar portfolios that do not seek to manage their equity exposure.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio or an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio or Underlying Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s or an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio or the Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio or an Underlying Portfolio more costly and less efficient and

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may require changes to the Portfolio’s or the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or the Underlying Portfolio or its ability to achieve its investment objectives.

Leveraging Risk

Leveraging risk is a direct risk of investing in the Portfolio. Derivatives and other transactions in which the Portfolio or an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s or an Underlying Portfolio’s performance to be more volatile than if the Portfolio or Underlying Portfolio had not been leveraged. Leveraging may expose the Portfolio or an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio or an Underlying Portfolio will segregate or “earmark” liquid assets in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Portfolio or an Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Market Risk

Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser or an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio or an Underlying Portfolio could also miss attractive investment opportunities if its adviser underweights markets or industries where there are significant returns, and could lose value if the adviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio or an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be

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negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio or an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio or an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. The Portfolio’s fixed-income portion will normally have a greater maturity or duration than will its benchmark. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s or an Underlying Portfolio’s fixed income investments will affect the volatility of the Portfolio’s or an Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio or an Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio or an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other

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income-producing holdings. The Portfolio or an Underlying Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio or an Underlying Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio or an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio or an Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio or an Underlying Portfolio. If the Portfolio or an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Other direct risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. Any Underlying Portfolio may have multiple asset class exposures and such exposures may change over time. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fee.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that

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may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that a counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

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Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Short Position Risk

The Portfolio may enter into a short position through several means, including futures contracts, swap agreements and other derivative positions. A portfolio may enter into a short position with respect to a reference instrument when it expects the value of the reference instrument to decline. The Portfolio will incur a loss if the value of the reference instrument increases after the time the Portfolio entered into the short position. This loss may be equal to the increase in the value of the reference instrument from the time that the short position was opened plus any transaction costs associated with the short position. Short positions generally involve a form of leverage, which can exaggerate the Portfolio’s losses, and also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations to the Portfolio, causing a loss to the Portfolio. A portfolio that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the Portfolio does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position. In addition, the Portfolio’s short positions may limit its ability to benefit fully from increases in the relevant securities markets.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying Portfolios) include:

Passive Management Risk

An Underlying Portfolio that attempts to track the returns of an index may be more susceptible to risks than an actively managed portfolio because a passively managed portfolio generally will not use any defensive strategies to mitigate its risk exposure. In addition, the Underlying Portfolio’s returns may deviate from the index it seeks to track as a result of, among other things, fair value pricing, portfolio operating expenses, transaction costs, securities lending activities, NAV rounding, contributions to and withdrawals from the Underlying Portfolio and delays in investing cash.

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Sampling Error Risk

The Barclays Aggregate Bond Index Portfolio, MSCI EAFE® Index Portfolio and Russell 2000 Index Portfolio each attempts to track the returns of a particular index by holding a subset of the index securities that, when taken together, are expected to perform similarly to the index as a whole. The index securities held by these Underlying Portfolios may not perform as expected. Therefore, each of these Underlying Portfolios is subject to the risk that it may not track the return of its particular index as well as it would if the Underlying Portfolio held every security in the index in the same proportions as the index.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect an Underlying Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Underlying Portfolio’s foreign currency or securities holdings. Although an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Underlying Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent an Underlying Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings

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through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent an Underlying Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Underlying Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Underlying Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Underlying Portfolio the amount owned under the certificates.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the

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volatility of the price. In addition, early repayment of principal amounts may expose an Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to an Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The following discussion supplements the information concerning the Portfolio’s principal investment strategies that are summarized in the Portfolio Summary above. The Portfolio is designed on established principles of asset allocation combined with an overlay strategy designed to adjust the Portfolio’s equity exposure to achieve a targeted level of volatility. The Portfolio has two components: the Base Portion and the Overlay Portion.

The Base Portion (Approximately 75%)

The Portfolio’s Base Portion will invest substantially all of its assets in Underlying Portfolios, which are passively-managed index portfolios of MSF. MetLife Advisers sets target percentages for various components of each broad asset category in order to obtain equity exposure to domestic securities with different market capitalizations and foreign securities and various investment grade and mortgage- and asset-backed fixed income securities, and will rebalance the allocation of the Base Portion assets among equity and fixed income asset classes on a quarterly basis.

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MetLife Advisers may at any time add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Information regarding the Underlying Portfolios is included in the summary prospectuses and prospectuses for those portfolios dated May 1, 2016. Copies of the summary prospectuses and prospectuses may be obtained free of charge by calling or writing the Trust at the telephone number or address on the back cover page of this Prospectus.

The Underlying Portfolios in which the Portfolio may currently invest are:

METROPOLITAN SERIES FUND

Barclays Aggregate Bond Index Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MSCI EAFE® Index Portfolio

Russell 2000® Index Portfolio

Although the Base Portion’s investments in the Underlying Portfolios will be made in an attempt to achieve the 35% equity and 40% fixed income target allocations, as set forth in the Portfolio Summary, the Base Portion’s actual allocations may be different from its target allocations. Actual allocations may be different from target allocations because of, for example, changes to the Underlying Portfolios’ asset values due to market movements. MetLife Advisers may manage cash flows into or out of the Portfolio in a way to bring actual allocations more closely in line with the target allocations. In addition, MetLife Advisers will generally rebalance allocations among the Underlying Portfolios on a quarterly basis to correspond to the target allocations.

The Overlay Portion (Approximately 25%)

The Overlay Portion, which comprises the remaining 25% of the Portfolio’s total assets, in its neutral state will provide the Portfolio with an additional 25% exposure to the equity markets utilizing equity derivative instruments, which primarily include stock index futures and swaps. Because equity derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Portion will be invested in a variety of high quality, short-term fixed-income instruments.

The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. The Subadviser will adjust the Portfolio’s equity exposure within a range from approximately 10% to approximately 70%. For example, when the market is in a state of increased volatility, the Subadviser will decrease the Portfolio’s equity exposure by holding fewer long equity index futures or by taking a short position in equity index futures to protect against large drops in the underlying equity indices. When the Portfolio’s total equity exposure exceeds 60%, the Portfolio may be exposed to leverage.

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The Subadviser will trade equity derivatives in the Overlay Portion in an attempt to target an annualized equity contribution to the Portfolio’s volatility level of 10%. The Subadviser will allow the equity contribution to the Portfolio’s volatility level to vary between a low of 8% and a high of 12%. If volatility remains within this range, the Subadviser will take no action to alter the Portfolio’s equity exposure. If volatility falls outside of this range, the Subadviser will take appropriate action to increase or decrease the Portfolio’s equity market exposure until the 10% level is achieved. There can be no guarantee that the Portfolio will reach the targeted volatility or remain within its target volatility range.

The Subadviser will manage the Portfolio’s net equity exposure pursuant to a formula it developed. The formula is based on historical measures of equity market volatility, as measured through price movements in various equity indexes, and is intended to provide guidance to the Subadviser with respect to the allocation of the Overlay Portion’s assets among general categories. The Subadviser is responsible for determining in which securities or derivative instruments to invest the assets held in the Overlay Portion of the Portfolio. As estimated equity market volatility decreases or increases outside of the range listed above, the Subadviser will adjust the Portfolio’s net equity exposure up or down in an effort to maintain the targeted annualized volatility level for the Portfolio. The formula used by the Subadviser may change over time based on proposals by the Subadviser. Any proposed changes to the formula will be implemented only after they are approved by MetLife Advisers and the Portfolio’s Board of Trustees, including a majority of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”).

In addition to managing the Portfolio’s overall equity exposure as described above, the Subadviser will, within established guidelines, manage the approximately 25% of the Portfolio allocated as collateral to support the equity derivatives and other derivatives used by the Portfolio. The Subadviser will invest the collateral in fixed-income instruments consisting of a mix of U.S. Government securities, certificates of deposit, commercial paper rated in the two highest grades by a nationally recognized statistical ratings organization, or, if unrated, determined by the Subadviser to be of comparable quality, and repurchase agreements on such instruments. At times, including during periods of high volatility, the Subadviser may reduce the equity derivative holdings and invest a portion of the Overlay Portion’s assets in short-term fixed income instruments that replicate the holdings of indexes of Treasury and/or agency securities. All fixed-income instruments held in the Overlay Portion will have a remaining maturity of 365 days or less.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of Interest Rate Derivatives and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of the Portfolio’s net assets. The Subadviser expects these instruments to provide additional diversification benefits and to balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. The Subadviser anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

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Additional Information about the Underlying Portfolios in which the Portfolio Invests

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or Underlying Portfolios are added or deleted. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the payment of certain expenses at both the Portfolio level (as a shareholder of the Portfolio) and at the Underlying Portfolio level (as the Portfolio will pay its pro rata share of the expenses of each Underlying Portfolio). Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

MetLife Advisers has broad discretion to allocate and reallocate the assets of the Base Portion of the Portfolio among the Underlying Portfolios consistent with the Portfolio’s investment objectives and policies and target allocations. In addition to the investment advisory fee charged by MetLife Advisers for its asset allocation services, MetLife Advisers would receive investment advisory fees from any affiliated Underlying Portfolios in which the Portfolio may invest, while MLIA may also receive fees from MetLife Advisers with respect to any Underlying Portfolios for which it serves as Subadviser. In this regard, MetLife Advisers has an incentive to select and invest the Portfolio’s assets in affiliated Underlying Portfolios with higher fees than other Underlying Portfolios. Also, MetLife Advisers may believe that certain Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers is obligated to disregard these incentives in advising the Portfolio, and as a practical matter, it will follow an objective formula that is used to determine the target allocations. The trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolio and the Underlying Portfolios of the Trust and MSF.

Investment Objectives

The Portfolio’s stated investment objectives can be changed without shareholder approval.

Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of their respective assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities.

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The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the

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recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

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Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also oversee MetLife Advisers’ review and monitoring of the Subadviser’s management of the Portfolio’s assets. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. In addition to its managerial responsibilities, MetLife Advisers is responsible for managing the Base Portion of the Portfolio and establishing the specific target asset allocation. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Overlay Portion of the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Overlay Portion of the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

The Base Portion of the Portfolio has been managed by a committee composed of the individuals listed below since 2012. Each member of the committee is jointly and primarily responsible for analyzing the Underlying Portfolios and making recommendations for and overseeing the allocation of the assets of the Base Portion of the Portfolio.

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Alan C. Leland, Jr., CFA, is the chair of the committee. Mr. Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of MSF since 2005 and of the Trust since 2012 and is a Vice President of Metropolitan Life Insurance Company (“Metropolitan Life”). He has worked for Metropolitan Life and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

Kristi Slavin, CFA, is Senior Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2008. She has been a Vice President of Metropolitan Life since 2014. From 2001 until she joined Metropolitan Life, Ms. Slavin was a Senior Portfolio Analyst for Columbia Management.

Wen Liu, CFA, is Vice President of MetLife Advisers and has worked for MetLife Advisers since joining Metropolitan Life in 2013. She has been a Director of Metropolitan Life since 2013. From 2000 until she joined Metropolitan Life, Ms. Liu was with Bank of New York Mellon Investment Management where she performed manager research, due diligence, and portfolio analysis functions. Prior to this, she worked as an analyst for Putnam Investments.

Victor Soto, CFA, is Vice President of MetLife Advisers. Mr. Soto has worked for MetLife Advisers since rejoining Metropolitan Life in 2015. He has been an Assistant Vice President of Metropolitan Life since 2015. From 2013 until he rejoined Metropolitan Life, Mr. Soto was a Portfolio Manager at 1st Global. From 2011 until he joined 1st Global, he was a Senior Investment Analyst at FirstCommand Financial Services, Inc. (“FirstCommand”). From 2008 until he joined FirstCommand, he was an Investment Specialist at Metropolitan Life.

The SAI provides additional information about each committee member’s compensation, other accounts managed and the member’s ownership of securities in the Portfolio.

As compensation for its services to the Base Portion of the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets of the Base Portion of the Portfolio as follows: 0.070% of the first $500 million of such assets, plus 0.060% of such assets over $500 million up to $1 billion, plus 0.050% of such assets over $1 billion.

With respect to the Overlay Portion of the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets of the Overlay Portion as follows: 0.500% of the first $250 million of such assets, plus 0.485% of such assets over $250 million up to $500 million, plus 0.470% of such assets over $500 million up to $1 billion, plus 0.450% of such assets over $1 billion.

For the period ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.17% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

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The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will manage the Overlay Portion of the Portfolio, select the assets to be purchased and sold by the Portfolio with respect to the Overlay Portion, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets with respect to the Overlay Portion, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Overlay Portion of the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Overlay Portion of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets of the Overlay Portion of the Portfolio. The Portfolio is not responsible for the fees paid to the Subadviser. In addition, the Subadviser receives investment subadvisory fees from any Underlying Portfolios for which it acts as subadviser, including any in which the Portfolio may invest. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.20% of the average daily net assets on the Overlay Portion of the Portfolio.

METLIFE INVESTMENT ADVISORS, LLC is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. As of December 31, 2015, MLIA managed approximately $11.8 billion in Underlying Portfolio assets and the Overlay Portion of the Portfolio. MLIA is located at 200 Park Avenue, New York, New York 10166.

The following individual is responsible for managing the Overlay Portion of the Portfolio:

Chris Johnson, FSA, is the Lead Portfolio Manager. Mr. Johnson is a Director of the Subadviser and a Director and senior derivatives trader in the Derivatives Unit of MetLife Investment Department’s Core Securities Unit. Mr. Johnson has managed the Overlay Portion of the Portfolio since 2012. He joined the derivatives team in 2005 and has been associated with MetLife since 1994.

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Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife

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may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If

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the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. Similarly, for purposes of the section 817(h) diversification requirements, an investment in an Underlying Portfolio by the Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as the Underlying Portfolio qualifies as a regulated investment company and shares of the Underlying Portfolio are owned, directly or indirectly through the Portfolio (and other similar funds), only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Each Underlying Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

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The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

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The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that separate account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of

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shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

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The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Except for fixed income securities and derivative investments made through the Overlay Portion, the value of the Portfolio’s investment portfolio is based on the reported net asset values of the Underlying Portfolios in which the Portfolio invests. For information regarding the pricing policies of the Underlying Portfolios, including the circumstances under which the Underlying Portfolios will use fair value pricing and the effects of fair value pricing, please refer to the Prospectuses of the Underlying Portfolios. Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

MetLife Multi-Index Targeted Risk Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013	2012(a)
Net Asset Value, Beginning of Period	$12.24	$11.24	$10.16	$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (b)	0.18	0.14	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.31)	0.90	1.26	0.17

Total from investment operations	(0.13)	1.04	1.32	0.16

Less Distributions
Distributions from net investment income	(0.15)	0.00	(0.03)	0.00
Distributions from net realized capital gains	(0.34)	(0.04)	(0.21)	0.00

Total distributions	(0.49)	(0.04)	(0.24)	0.00

Net Asset Value, End of Period	$11.62	$12.24	$11.24	$10.16

Total Return (%) (c)	(1.21)	9.26	12.94	1.60	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (e)	0.44	0.47	0.54	9.45	(f)
Net ratio of expenses to average net assets (%) (e)	0.44	0.47 (g)	0.54 (g)	0.60	(f)(g)
Ratio of net investment income (loss) to average net assets (%) (h)	1.44	1.21	0.50	(0.57	)(f)
Portfolio turnover rate (%)	0 (i)	1	0 (i)	0	(d)(j)
Net assets, end of period (in millions)	$1,455.2	$953.3	$485.1	$23.9

(a)	Commencement of operations was November 5, 2012.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Includes the effects of expenses reimbursed by the Adviser.

(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

(i)	Rounds to less than 1%.

(j)	There were no long term sale transactions during the period ended December 31, 2012.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Pyramis® Managed Risk Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

Pyramis® Managed Risk Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Seeks total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses)	0.53%

Total Annual Portfolio Operating Expenses	1.27%
Fee Waiver *	(0.11%	)

Net Operating Expenses	1.16%

*	MetLife Advisers, LLC, has contractually agreed to waive its management fee in the same amount as any fees Metropolitan Life Insurance Company or its affiliates receive from FIAM and its affiliates for recordkeeping and other administrative services through at least April 30, 2017. This arrangement may be modified or discontinued only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$119	$394	$690	$1,531

Portfolio Turnover

The Portfolio, which operates as a fund of funds, does not pay transaction costs when it buys and sells shares of the investment companies in which the Portfolio invests (the “Underlying Portfolios”) (or “turns over” its portfolio). An Underlying Portfolio pays transaction costs, such as commissions, when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the performance of both the Underlying Portfolios and the Portfolio. The Portfolio does, however, pay transaction costs when it buys and sells stock index futures. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93% of the average value of its portfolio. Some of the Underlying Portfolios, however, may have portfolio turnover rates as high as 100% or more.

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing approximately 80% of its assets in shares of mutual funds and exchange-traded funds offered by Fidelity Investments and exchange-traded funds offered by other sponsors. In seeking to achieve its objective, the Portfolio will also invest in derivatives instruments, such as stock index futures, with a notional value (meaning the face value, rather than the market value, of these instruments) equal to approximately 20% of the Portfolio’s assets (not including any Interest Rate Derivatives, defined below, which are used for the purpose of providing additional diversification and balancing the sources of risk in the Portfolio). These allocations may fluctuate over time. A stock index future is a contract for the future delivery of a cash payment based on the performance of a stock index. The stock index futures in which the Portfolio may invest include those based on the S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index. It is anticipated that the Portfolio’s portfolio turnover rate will typically exceed 100%.

FIAM LLC (the “Subadviser”), the Portfolio’s subadviser, seeks total return through tactical asset allocation decisions and the selection of Underlying Portfolios. Through proprietary fundamental and quantitative research, the Subadviser selects Underlying Portfolios for the Portfolio based on an Underlying Portfolio’s performance, the experience and investment style of the Underlying Portfolio’s portfolio manager, and fund characteristics such as an Underlying Portfolio’s investment style, asset size, portfolio turnover rate, and expense ratio. The Subadviser pursues a disciplined asset allocation approach to portfolio construction and monitors and adjusts the Portfolio’s allocations to the Underlying Portfolios in an attempt to manage overall Portfolio risk and pursue return.

The Subadviser reviews each asset class on an ongoing basis to determine whether it provides the opportunity to enhance performance and/or to reduce risk. The Subadviser makes use of fundamental research and proprietary asset allocation models to aid its asset allocation decision process. By adjusting exposure among the various asset classes in the Portfolio, the Subadviser seeks to manage overall Portfolio volatility while continuing to generate total return over time. The Portfolio may engage in frequent trading of portfolio securities to achieve its primary investment strategies.

For additional information about the Portfolio’s investment strategies and the Underlying Portfolios, please see “Additional Information about the Portfolio’s Investment Strategies” in the Prospectus.

In its neutral state, the Portfolio will invest so that its exposure is approximately 60% to equities, 35% to fixed-income and 5% to cash or cash equivalents (excluding cash and cash equivalents held as margin or to collateralize the Portfolio’s obligations under derivatives transactions). The Portfolio may also invest through Underlying Portfolios up to 10% of its net assets in opportunistic asset classes such as commodities, real estate-related securities, emerging market debt, emerging market equity, high-yield debt (commonly known as “junk bonds”) and Treasury Inflation-Protected Securities. The Portfolio is expected to have an allocation to global equities (including emerging market equity) in the range of 10%-70%, fixed income securities in the range of 10%-90%, and opportunistic assets (as described above) in the range of 0%-10%. The Underlying Portfolios may also invest in mortgage- and asset-backed securities and convertible securities, as well as engage in short sales and take short positions. Under normal market conditions, approximately 20% of the Portfolio’s assets will be held in cash and cash equivalent instruments that will serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

The Subadviser will target an annualized volatility for the Portfolio of 10%, and will seek to limit forecasted volatility to 11.5% (excluding any contribution to volatility from Interest Rate Derivatives, defined below). Volatility is a statistical measurement of the magnitude of the up and down fluctuations in the value of a financial instrument or index over time. High volatility may result in rapid and dramatic price swings. While the Subadviser attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility or always remain below its volatility limit. To adjust the Portfolio’s equity exposure in response to high or low volatility, the Subadviser will typically utilize liquid stock index futures. During periods of expected high volatility, the Subadviser will typically shift Portfolio assets away from riskier asset classes such as equities and into fixed-income investments or cash or cash equivalents. When volatility decreases, the Subadviser will typically move the Portfolio’s assets out of fixed-income investments or cash and cash equivalents and back into equities or other riskier asset classes.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. The Subadviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. The Subadviser anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks,

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which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level of return or will, in fact, reduce volatility or potential loss.

Volatility Management Risk.    Although the Subadviser attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that the Subadviser will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by the Subadviser to manage volatility, the implementation of those strategies by the Subadviser or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon the Subadviser’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if the Subadviser allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or an Underlying Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s or an Underlying Portfolio’s volatility and may require such Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Market Risk.    Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio or an Underlying Portfolio.

Interest Rate Risk.    Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of the Portfolio’s or

Pyramis® Managed Risk Portfolio

an Underlying Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio or an Underlying Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Foreign Investment Risk.    Foreign investment risk is both a direct and indirect risk of investing in the Portfolio. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Focused Investment Risk.    Focused investment risk is both a direct and indirect risk of investing in the Portfolio. Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s or an Underlying Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Portfolio Turnover Risk.    Portfolio turnover risk is both a direct and indirect risk of investing in the Portfolio. The investment techniques and strategies utilized by the Portfolio and Underlying Portfolios might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s and Underlying Portfolios’ transaction costs, which can adversely affect the Portfolio’s performance and the returns on the Portfolio’s investments in those Underlying Portfolios.

Other direct principal risks of investing in the Portfolio also include:

Underlying Portfolio Risk.    The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios may be adversely affected if the Underlying Portfolios are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying Portfolios in which it invests.

Investment Company and Exchange-Traded Fund Risk.    An investment in an investment company or exchange-traded fund (“ETF”) involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the

Pyramis® Managed Risk Portfolio

use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used.

Indirect principal risks of investing in the Portfolio (direct principal risks of investing in the Underlying Portfolios) include:

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Leveraging Risk.    Derivatives and other transactions that give rise to leverage may cause an Underlying Portfolio’s performance to be more volatile than if the Underlying Portfolio had not been leveraged. Leveraging may also require that an Underlying Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose an Underlying Portfolio to losses in excess of the amounts invested or borrowed.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Commodities Risk.    Exposure to the commodities markets may subject an Underlying Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation-Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause an Underlying Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by an Underlying Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Underlying Portfolio receiving payments of principal or interest may be substantially limited.

Short Sale and Short Position Risk.    An Underlying Portfolio will incur a loss from a short sale or short

Pyramis® Managed Risk Portfolio

position if the value of the security sold short or the reference instrument, in the case of a short position, increases after the time the Underlying Portfolio entered into the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate an Underlying Portfolio’s losses, and short positions also may involve credit and counterparty risk. An Underlying Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Underlying Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to an Underlying Portfolio.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	2nd – 2014	4.01%
Lowest Quarter	3rd – 2015	-5.00%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B	-1.25%	5.81%	4-19-13
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	5.29%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    FIAM LLC, is the subadviser to the Portfolio.

Portfolio Manager.    Xuehai En, Portfolio Manager, joined Fidelity Investments in 1994. Mr. En has managed the Portfolio since its inception in 2013.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

Pyramis® Managed Risk Portfolio

UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information regarding the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s and the Underlying Portfolios’ assets decrease and decrease as the Portfolio’s and the Underlying Portfolios’ assets increase. The percentage shown in the fee table for Acquired Fund Fees and Expenses (Underlying Portfolio Fees and Expenses), which appears in the Portfolio Summary, shows the fees and expenses that the Portfolio is expected to incur indirectly as a result of its investments in shares of the relevant Underlying Portfolios.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Pyramis® Managed Risk Portfolio

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

Pyramis® Managed Risk Portfolio

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not provide the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Subadviser may be predictive in nature. Because these Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are predictive in nature may, for

Pyramis® Managed Risk Portfolio

example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon the Subadviser’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. The Subadviser’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if the Subadviser allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

Derivatives risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio or Underlying Portfolios may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s or an Underlying Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio or an Underlying Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio or an Underlying Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio or an Underlying Portfolio hedges imperfectly, the Portfolio or Underlying Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio or an Underlying Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio or an Underlying Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio or an Underlying Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s or an Underlying Portfolio’s performance to be more volatile than if the Portfolio or the Underlying Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio or an Underlying Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s or an Underlying Portfolio’s returns from those transactions, resulting in the Portfolio or the Underlying Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio or an Underling Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio or an Underlying Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio or the Underlying Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio or the Underlying Portfolio in connection with that transaction. If the Portfolio or an Underlying Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or the Underlying Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio or an Underlying Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio or Underlying Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s or an Underlying Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio or the Underlying Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio or an Underlying Portfolio more costly and less efficient and may require changes to the Portfolio’s or the Underlying Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or the Underlying Portfolio or its ability to achieve its investment objectives.

Market Risk

Market risk is both a direct and indirect risk of investing in the Portfolio. The Portfolio’s or an Underlying Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic

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conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Subadviser or an Underlying Portfolio’s adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio or an Underlying Portfolio could also miss attractive investment opportunities if the Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio or an Underlying Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio or an Underlying Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on an Underlying Portfolio’s shares.

Interest Rate Risk

Interest rate risk is both a direct and indirect risk of investing in the Portfolio. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio or an Underlying Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s or an Underlying Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be

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more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s or an Underlying Portfolio’s fixed income investments will affect the volatility of the Portfolio’s or an Underlying Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio or an Underlying Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio or an Underlying Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s or an Underlying Portfolio’s shares and reduce the liquidity of the Portfolio’s or an Underlying Portfolio’s debt securities and other income-producing holdings. The Portfolio or an Underlying Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio or an Underlying Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

Credit and counterparty risk is both a direct and indirect risk of investing in the Portfolio. The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio or an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio or an Underlying Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio or an Underlying Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio or an Underlying Portfolio. If the

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Portfolio or an Underlying Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio or an Underlying Portfolio.

Foreign Investment Risk

Foreign investment risk is both a direct and indirect risk of investing in the Portfolio. Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s or an Underlying Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s or an Underlying Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio or an Underlying Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio or an Underlying Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s or Underlying Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio or an Underlying Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s or an Underlying Portfolio’s foreign currency or securities holdings. Although the Portfolio or an Underlying Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio or Underlying Portfolio.

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To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Focused Investment Risk

Focused investment risk is both a direct and indirect risk of investing in the Portfolio. A Portfolio or Underlying Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio or Underlying Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio and Underlying Portfolios might result in a high degree of portfolio turnover. In addition, the Portfolio’s or Underlying Portfolios’ turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s Subadviser or an Underlying Portfolio’s adviser. High portfolio turnover rates will increase the Portfolio’s and Underlying Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance and the returns on the Portfolio’s investments in those Underlying Portfolios.

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Other direct principal risks of investing in the Portfolio include:

Underlying Portfolio Risk

The investment performance of a Portfolio that invests a significant percentage of its assets in Underlying Portfolios is directly related to the performance of the Underlying Portfolios. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio’s assets among Underlying Portfolios and the ability of the Underlying Portfolios to meet their investment objectives. The Portfolio may not meet its investment objective, which could adversely affect its performance, if an Underlying Portfolio fails to execute its investment strategy effectively or the Portfolio allocates a significant portion of its assets to an Underlying Portfolio that performs poorly, including relative to other Underlying Portfolios. There can be no assurance that the investment objective of the Portfolio or any Underlying Portfolio will be achieved. As an investor in Underlying Portfolios, the Portfolio bears its pro-rata portion of the operating expenses of those Underlying Portfolios, including such Underlying Portfolios’ management fees.

Investment Company and Exchange-Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that a counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward

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contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

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Indirect principal risks of investing in the Portfolio (direct principal risks of investing in the Underlying Portfolios) include:

High Yield Debt Security Risk

High yield debt securities, or “junk bonds,” are securities that are rated below “investment grade” or are not rated but are of equivalent quality. An Underlying Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than an Underlying Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Underlying Portfolio’s adviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Underlying Portfolio.

An Underlying Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

An Underlying Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Underlying Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Underlying Portfolio’s adviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. An Underlying Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. An Underlying Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. An Underlying Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and

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consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

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Leveraging Risk

Derivatives and other transactions in which an Underlying Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause an Underlying Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Underlying Portfolio to losses in excess of the amounts invested or borrowed.

An Underlying Portfolio will segregate or “earmark” liquid assets in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause the Underlying Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of an Underlying Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When an Underlying Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Underlying Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of an Underlying Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended (the “1940 Act”). An adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Underlying Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Commodities Risk

An Underlying Portfolio may invest in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the

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commodities markets may subject an Underlying Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Investment Style Risk

Different investment styles tend to shift in and out favor depending upon market and economic conditions, as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by an Underlying Portfolio’s adviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

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TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If an Underlying Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Underlying Portfolio may experience a loss if there is a subsequent period of deflation. The inflation-protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose an

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Underlying Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, an Underlying Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause an Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause an Underlying Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If an Underlying Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Underlying Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Underlying Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Short Sale and Short Position Risk

An Underlying Portfolio may sell short shares of a security when it continues to hold other shares of that same security or when it holds other securities convertible or exchangeable into the securities sold short, or an Underlying Portfolio may sell short securities it does not own. An Underlying Portfolio may also enter into a short position through other means, including futures contracts, swap agreements and other derivative positions. An Underlying Portfolio may enter into a short sale or short position with respect to a security or reference instrument, in the case of a short position, when it expects the value of the security or reference instrument to decline. An Underlying Portfolio will incur a loss if the value of the security sold short or the reference instrument increases after the time the Underlying Portfolio entered into the short sale or short position. This loss may be equal to the increase in the value of the security sold short or the reference instrument from the time that the short sale or short position was opened plus any transaction costs associated with the short sale or short position. Short sales and short positions generally involve a form of leverage, which can exaggerate an Underlying Portfolio’s losses, and short positions also may involve credit and counterparty risk, such as the risk that the third party to the short position may fail to honor its contractual obligations

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to the Underlying Portfolio, causing a loss to the Underlying Portfolio. An Underlying Portfolio that engages in a short sale or short position may lose more money than the actual cost of the short sale or short position and its potential losses may be unlimited if the Underlying Portfolio does not own the security sold short or the reference instrument and it is unable to close out of the short sale or short position. Any gain from a short sale or short position will be offset in whole or in part by the transaction costs associated with the short sale or short position. In addition, the Underlying Portfolio’s short sales and/or short positions may limit its ability to benefit fully from increases in the relevant securities markets. If the Underlying Portfolio borrows the securities that it sells short, the Underlying Portfolio is generally obligated to return the security to the lender at a later date and pay the lender of the security fees and any dividends or interest that accrue on the security during the period of the loan.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Understanding the Portfolio

The Portfolio is designed on principles of strategic and tactical asset allocation combined with a portfolio optimization strategy designed to adjust the Portfolio’s asset class exposure to maintain a targeted level of volatility.

The Portfolio will generally invest approximately 80% of its assets in Underlying Portfolios, which are mutual funds and ETFs offered by Fidelity Investments, as well as ETFs offered by other sponsors. The Subadviser seeks total return through tactical asset allocation decisions and the selection of Underlying Portfolios. Through proprietary fundamental and quantitative research, the Subadviser selects Underlying Portfolios for the Portfolio based on an Underlying Portfolio’s performance, the experience and investment style of the Underlying Portfolio’s portfolio manager, and fund characteristics such as Underlying Portfolio’s investment style, asset size, portfolio turnover rate, and expense ratio. The Subadviser pursues a disciplined asset allocation approach to portfolio construction and monitors and adjusts the Portfolio’s allocations to the Underlying Portfolios in attempt to manage overall Portfolio risk and pursue return.

The Portfolio has a different allocation among various asset classes (including domestic and foreign equity (including emerging market equity), fixed income, and cash and cash equivalents). In addition, the Subadviser may also make allocations to investments in other asset classes. Such asset classes could include, but are not limited to, commodities, real estate-related securities (e.g., real estate investment trusts), emerging market debt, emerging market equity, high-yield debt, and Treasury Inflation-Protected Securities. The Subadviser will regularly review the Portfolio’s asset allocation among equities, fixed income, cash/cash equivalents and other asset classes (e.g., commodities), including the investment allocations within such asset classes and may make changes in the allocation based on the expected volatility in the Portfolio. Generally, the Subadviser may make allocation changes at its discretion.

The Subadviser may at any time add new Underlying Portfolios, replace existing Underlying Portfolios or change the allocations among the Underlying Portfolios, dependent upon, among other factors, changing market dynamics, changes to the investment personnel, investment process, or criteria for holdings of the Underlying Portfolios, or the availability of other Underlying Portfolios that may provide a diversification benefit to the Portfolio. Because the Portfolio invests in Underlying Portfolios, you should look for information about these Underlying Portfolios in the applicable Underlying Portfolio prospectuses which may be found at Fidelity’s web site at: https://www.fidelity.com/mutual-funds/fidelity-funds/overview

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The list below sets forth examples of the types of Underlying Portfolios in which the Portfolio may invest. For updated information regarding the Portfolio’s Underlying Portfolio holdings, please refer to MetLife’s web site at: https://www.metlife.com/variablefunds/index.html

Fidelity Mega Cap Stock Fund

Fidelity Equity Dividend Income Fund

Fidelity Contrafund

Fidelity Low-Priced Stock Fund

Fidelity Small Cap Enhanced Index Fund

Fidelity Diversified International Fund

Fidelity International Discovery Fund

Fidelity Emerging Asia Fund

Fidelity Total Bond Fund

Fidelity Real Estate Investment Fund

Fidelity Commodity Strategy Fund

Fidelity Cash Reserves

Please note that the expenses of the Underlying Portfolios, as set forth in the Portfolio Summary, could change as the Underlying Portfolios’ asset values change or through the addition or deletion of Underlying Portfolios. Because the Portfolio invests in Underlying Portfolios, the costs of investing in the Portfolio will generally be higher than the cost of investing in an Underlying Portfolio directly. The Portfolio, as a shareholder, will pay its share of the Underlying Portfolios’ expenses as well as the Portfolio’s own expenses. Therefore, an investment in the Portfolio may result in the duplication of certain expenses. Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio; however, the Underlying Portfolios are not available as investment options under the Contracts and you would not have the potential to benefit from the asset allocation services provided by the Subadviser.

The Subadviser has broad discretion to allocate and reallocate the assets of the Portfolio among Underlying Portfolios consistent with the Portfolio’s investment objective and policies. The Subadviser allocates and reallocates a portion of the Portfolio’s assets to Underlying Portfolios for which an affiliate of the Subadviser serves as investment adviser (“Affiliated Underlying Portfolio”). The Subadviser’s affiliates receive investment advisory fees from Affiliated Underlying Portfolios, and therefore, where the Subadviser allocates the Portfolio’s assets to an Affiliated Underlying Portfolio, in addition to the advisory fee charged to the Portfolio for asset allocation services, the Portfolio will also pay the Subadviser’s affiliates their proportionate share of the advisory fee charged to the Affiliated Underlying Portfolio. In this regard, the Subadviser has an incentive to select and invest the Portfolio’s assets in Affiliated Underlying Portfolios. Also, the Subadviser may believe that certain Affiliated Underlying Portfolios could benefit from additional assets or could be harmed by redemptions. As a fiduciary, the Subadviser is obligated to disregard these considerations in managing the Portfolio and has guidelines reasonably designed to ensure that Underlying Portfolios are selected based on the investment objective and strategies of the Portfolio and without consideration of any benefit to the Subadviser and its affiliates in connection with making such investments. The Portfolio may also invest directly in securities.

The Portfolio will generally invest in derivatives instruments, such as stock index futures, with a notional value (meaning the face value, rather than the market value, of these instruments) equal to approximately 20% of the Portfolio’s assets (not including any Interest Rate Derivatives, defined below, which are used for the purpose of providing additional diversification and/or balancing the sources of risk in the Portfolio). The Portfolio’s investment in equity derivative instruments will be used to increase or decrease the Portfolio’s overall equity exposure, and therefore, its volatility. Volatility is a statistical measurement of

Pyramis® Managed Risk Portfolio

the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result from rapid and dramatic price swings. It is anticipated that the Portfolio’s portfolio turnover rate will typically exceed 100%.

In its neutral state, the Portfolio will invest so that its exposure is approximately 60% to equities, 35% to fixed-income and 5% to cash or cash equivalents (excluding cash and cash equivalents held as margin or to collateralize the Portfolio’s obligations under derivatives transactions). The Portfolio may also invest through Underlying Portfolios up to 10% of its net assets in opportunistic asset classes such as commodities, real estate-related securities, emerging market debt, emerging market equity, high-yield debt (commonly known as “junk bonds”) and Treasury Inflation-Protected Securities. The Portfolio is expected to have an allocation to global equities (including emerging market equities) in the range of 10%-70%, fixed income securities in the range of 10%-90%, and opportunistic assets (as described above) in the range of 0%-10%. The Underlying Portfolios may also invest in mortgage- and asset- backed securities and convertible securities, as well as engage in short sales and take short positions. Under normal market conditions, approximately 20% of the Portfolio’s assets will be held in cash and cash equivalent instruments which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

The Subadviser will target an annualized volatility for the Portfolio of 10%, and will seek to limit forecasted volatility to 11.5% (excluding any contribution to volatility from Interest Rate Derivatives, defined below). There can be no guarantee that the Portfolio will maintain its targeted volatility or always remain below its volatility limit. To adjust the Portfolio’s equity exposure in response to high or low volatility, the Subadviser will typically utilize liquid stock index futures. During periods of expected high volatility, the Subadviser will typically shift Portfolio assets away from riskier asset classes such as equities and into fixed-income investments or cash or cash equivalents. When volatility decreases, the Subadviser will typically move the Portfolio’s assets out of fixed-income investments or cash and cash equivalents and back into equities or other riskier asset classes.

The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 25% to 35% of net assets. The Subadviser expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. The Subadviser anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

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Investment Policies

The Portfolio and Underlying Portfolios have adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s or Underlying Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in frequent trading of portfolio securities in an attempt to achieve its investment objective. In addition, the Underlying Portfolios may also actively and frequently trade portfolio securities in an attempt to achieve their investment objectives.

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Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Underlying Portfolios and the Portfolio invest; counterparties with which the Underlying Portfolios and the Portfolio engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Underlying Portfolios’ and the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Pyramis® Managed Risk Portfolio

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.45% of the Portfolio’s average daily net assets. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.34% of the Portfolio’s average daily net assets.

Pyramis® Managed Risk Portfolio

In the event that the Portfolio primarily invests its assets directly in investment securities or in shares of registered investment companies other than those offered by Fidelity Investments, MetLife Advisers will receive monthly compensation at an annual rate of 0.80% of average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report, which covers the period from January 1, 2015 to December 31, 2015.

Contractual Fee Waiver

MetLife Advisers, LLC has also contractually agreed to waive its management fee in the same amount as any fees Metropolitan Life Insurance Company or its affiliates receive from FIAM and its affiliates for recordkeeping and other administrative services. This arrangement may be modified or discontinued only with the approval of the Board of Trustees of the Portfolio.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio manager. The portfolio manager of the Portfolio is indicated below following a brief description of the Subadviser. The SAI provides additional information about the portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. In addition, affiliates of the Subadviser receive investment advisory fees from any Affiliated Underlying Portfolios in

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which the Portfolio may invest. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.15% of the Portfolio’s average daily net assets.

FIAM LLC, 900 Salem Street, Smithfield, Rhode Island 02917, (“FIAM”) serves as the Subadviser to the Portfolio. FIAM had approximately $61.5 billion in assets under management as December 31, 2015.

The following individual is responsible for managing the Portfolio:

Xuehai En, Portfolio Manager. Since joining Fidelity Investments in 1994, Mr. En has served as a portfolio strategist and a senior quantitative analyst for Strategic Advisers Inc. and a portfolio manager.

Mr. En manages portfolios on behalf of FIAM pursuant to a personnel sharing arrangement between FIAM and Fidelity.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as principal underwriter for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Fund of Funds Structure

Each Underlying Portfolio will have other shareholders, each of whom will pay their proportionate share of the Underlying Portfolio’s expenses. As a shareholder of an Underlying Portfolio, the Portfolio will have the same voting rights as other shareholders.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares.

Pyramis® Managed Risk Portfolio

The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

Pyramis® Managed Risk Portfolio

The assets of the Portfolio will consist primarily of shares of the Underlying Portfolios, which may be owned in part by persons other than those permitted to own interests in the Portfolio. Accordingly, the shares of each Underlying Portfolio are considered a single “asset” of the Portfolio, and the Portfolio will need to be sure that no more than 55% of its assets are represented by shares of one Underlying Portfolio, no more than 70% by shares of any two Underlying Portfolios, and so forth, in order that the Contracts will meet the diversification requirements of section 817(h). Compliance with the tax requirements described above may result in a reduction in the return under the Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadviser might otherwise believe to be desirable. See the prospectus for the relevant Contract.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A

Pyramis® Managed Risk Portfolio

shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Pyramis® Managed Risk Portfolio

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in an Underlying Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Underlying Portfolios that may be adversely affected by price arbitrage include those Underlying Portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If an Underlying Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Underlying Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market

Pyramis® Managed Risk Portfolio

timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the use of fair value pricing by an Underlying Portfolio is expected to reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Underlying Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Except for money market instruments maturing in 60 days or less and possible futures or swap agreements, the Portfolio invests generally all of its assets in Underlying Portfolios that include other open-end investment companies and ETFs. Therefore, the value of the Portfolio’s investment portfolio is based on the closing daily net asset values of the open-end investment companies and closing market quotations for the ETFs in which the Portfolio invests. For information about the pricing policies of the open-end investment companies and ETFs, including the circumstances under which the open-end investment companies and ETFs will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses for the open-end investment companies and ETFs. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

Pyramis® Managed Risk Portfolio

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends on the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

Pyramis® Managed Risk Portfolio

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Pyramis® Managed Risk Portfolio

	Class B
	Year ended December 31,
	2015	2014	2013(a)
Net Asset Value, Beginning of Period	$11.46	$10.59	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.25)	0.80	0.76

Total from investment operations	(0.12)	0.91	0.86

Less Distributions
Distributions from net investment income	(0.09)	0.00	(0.08)
Distributions from net realized capital gains	(0.44)	(0.04)	(0.19)

Total distributions	(0.53)	(0.04)	(0.27)

Net Asset Value, End of Period	$10.81	$11.46	$10.59

Total Return (%) (c)	(1.25)	8.64	8.59	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (e)	0.74	0.82	1.15	(f)
Net ratio of expenses to average net assets (%) (e)(g)	0.63	0.70	0.80	(f)
Ratio of net investment income to average net assets (%) (h)	1.13	0.99	1.39	(f)
Portfolio turnover rate (%)	93	62	88	(d)
Net assets, end of period (in millions)	$688.4	$308.4	$143.8

(a)	Commencement of operations was April 19, 2013.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(h)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios and Underlying ETFs in which it invests.

Pyramis® Managed Risk Portfolio

FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Met/Artisan International Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

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Met/Artisan International Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximum long-term capital growth.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fee	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.06%	0.06%

Total Annual Portfolio Operating Expenses	0.81%	1.06%

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$83	$260	$451	$1,005
Class B	$109	$339	$587	$1,299

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

Artisan Partners Limited Partnership (“Artisan Partners” or “Subadviser”), subadviser to the Portfolio, invests, under normal market conditions, substantially all of the Portfolio’s assets in common stocks and similar securities, and invests at least 65% of the Portfolio’s net assets in securities of non-U.S. companies located in a minimum of four different countries. The Portfolio invests primarily in developed markets but also may invest up to 35% of its net assets in emerging and less developed markets. The Portfolio typically holds securities representing at least 15 countries. The maximum investment in any single country is 30% of the Portfolio’s net assets. The percentage limits above are measured using the market value of the Portfolio’s assets at the time of purchase.

Stock Selection

Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

■

Themes. Artisan Partners identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan Partners’ fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

■	Sustainable Growth. Artisan Partners applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan Partners seeks high-quality

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companies that typically have a sustainable competitive advantage, a superior business model, and a high-quality management team.

■

Valuation. Artisan Partners uses multiple valuation metrics to establish a target price range. Artisan Partners assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

Artisan Partners constructs the portfolio without regard to index weightings. There are no restrictions on the size of the companies in which the Portfolio may invest. Artisan Partners may sell a security when Artisan Partners thinks the security is approaching full valuation, changing circumstances affect the original reasons for the security’s purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified by Artisan Partners.

The Portfolio may invest up to 10% of its net assets, measured at the time of purchase, in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities. These securities are sometimes referred to as “participation certificates.” Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Portfolio an amount based on the value of the underlying security or securities.

The Portfolio buys and sells non-U.S. currencies to facilitate transactions in portfolio securities because the Portfolio’s investments typically are traded in currencies other than U.S. dollars. Although the Portfolio usually does not hedge against possible variations in exchange rates, in limited circumstances, the Portfolio may hedge its exposure to a particular currency if the Portfolio has, or is initiating, positions in securities traded in that currency and Artisan Partners believes that currency is overvalued. The Portfolio may buy and sell currencies for cash at current exchange rates, or it may use forward foreign currency exchange and foreign currency futures contracts to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The Portfolio tries to maintain a cash position of no more than 5% of its net assets, although cash flows, including from contract owners’ purchases and sales of Portfolio shares and the Portfolio’s purchases and sales of portfolio securities, may cause the Portfolio’s cash position to be larger or smaller. As a result, the Portfolio may at times hold more than 5% of its net assets in cash.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Met/Artisan International Portfolio

4

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of December 31 of Each Year

Highest Quarter	4th – 2015	7.01%
Lowest Quarter	3rd – 2015	-13.31%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class A	-3.49%	-1.86%	4-29-14
Class B	-3.49%	-4.08%	11-12-14
MSCI AC World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)	-5.66%	-6.19%*	—

* Index performance is from 4-29-14.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Artisan Partners Limited Partnership is the subadviser to the Portfolio.

Portfolio Managers.    Mark L. Yockey, CFA, a Managing Director of Artisan Partners, has managed the Portfolio since its inception in 2014. Charles-Henri Hamker, a Managing Director of Artisan Partners, and Andrew J. Euretig, a Managing Director of Artisan Partners, have served as Associate Portfolio Managers of the Portfolio since its inception in 2014. As portfolio managers, Messrs. Yockey, Hamker and Euretig are jointly and primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts show the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts and participation certificates, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

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Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries

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are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style. The Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by the Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Focused Investment Risk

A Portfolio that invests a substantial portion of its assets in a particular market, industry, group of industries, country, region, group of countries, asset class or sector generally is subject to greater risk than a portfolio that invests in a more diverse investment portfolio. In addition, the value of such a Portfolio is more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry,

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region or sector. This is because, for example, issuers in a particular market, industry, region or sector often react similarly to specific economic, market, regulatory, or political developments.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC

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regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities.

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The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large

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inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold

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cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The MSCI AC World (ex-U.S.) Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.75% of the average daily net assets of the Portfolio. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.75% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be

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purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.45% of the Portfolio’s average daily net assets.

ARTISAN PARTNERS LIMITED PARTNERSHIP was organized in 1994 and, as of December 31, 2015, managed approximately $99.8 billion in assets. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin, 53202-5402.

Mark L. Yockey, CFA, manages the Portfolio. Charles-Henri Hamker and Andrew J. Euretig serve as Associate Portfolio Managers of the Portfolio. As portfolio managers, Messrs. Yockey, Hamker and Euretig are jointly and primarily responsible for the day-to-day management of the Portfolio. They develop investment strategies for the Portfolio, make buy and sell decisions for the Portfolio and are supported by a staff of research analysts and traders. Mr. Yockey is a Managing Director of Artisan Partners and a portfolio manager on Artisan Partners’ Global Equity team. He has been employed by Artisan Partners since December 1995. Mr. Hamker is a Managing Director of Artisan Partners and a portfolio manager on Artisan Partners’ Global Equity team. He joined Artisan Partners in August 2000 as an analyst working with Mr. Yockey. Mr. Euretig is a Managing Director of Artisan Partners and portfolio manager on Artisan Partners’ Global Equity team. He joined Artisan Partners in June 2005 as an analyst working with Mr. Yockey.

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Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including

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additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt

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is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate

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account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the

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shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable Insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market

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timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the

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securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Met/Artisan International Portfolio

	Class A
	Year ended December 31,
	2015	2014(a)
Net Asset Value, Beginning of Period	$10.04	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.09	0.06
Net realized and unrealized loss on investments	(0.43)	(0.02)

Total from investment operations	(0.34)	0.04

Less Distributions
Distributions from net investment income	(0.08)	0.00

Total distributions	(0.08)	0.00

Net Asset Value, End of Period	$9.62	$10.04

Total Return (%) (c)	(3.49)	0.40	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.81	0.83	(e)
Ratio of net investment income to average net assets (%)	0.86	0.86	(e)
Portfolio turnover rate (%)	49	33	(d)
Net assets, end of period (in millions)	$986.8	$974.8

	Class B
	Year ended December 31,
	2015	2014(f)
Net Asset Value, Beginning of Period	$10.03	$10.15

Income (Loss) From Investment Operations
Net investment income (loss) (b)	0.05	(0.00	)(g)
Net realized and unrealized loss on investments	(0.39)	(0.12)

Total from investment operations	(0.34)	(0.12)

Less Distributions
Distributions from net investment income	(0.08)	0.00

Total distributions	(0.08)	0.00

Net Asset Value, End of Period	$9.61	$10.03

Total Return (%) (c)	(3.49)	(1.18	)(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	1.06	1.29	(e)
Ratio of net investment income (loss) to average net assets (%)	0.50	(0.04	)(e)
Portfolio turnover rate (%)	49	33	(d)
Net assets, end of period (in millions)	$0.1	$0.0	(h)

(a)	Commencement of operations of the Portfolio and Class A was April 29, 2014.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Computed on an annualized basis.

(f)	Commencement of operations of Class B was November 12, 2014.

(g)	Net investment loss was less than $0.01.

(h)	Net assets, end of period rounds to less than $0.1 million.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the

Commodity Futures Trading Commission have not approved

or disapproved these securities or passed upon the adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Seeks total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.68%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.02%

Total Annual Portfolio Operating Expenses	1.37%
Expense Limit *	(0.15%	)

Net Operating Expenses	1.22%

*	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2016, through April 30, 2017, to waive fees and/or reimburse expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) of the Portfolio to 1.20% for Class B shares. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that any expense limitations for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$125	$422	$740	$1,642

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio’s subadviser, Allianz Global Investors U.S. LLC (“AllianzGI” or “Subadviser”), pursues the Portfolio’s investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. AllianzGI allocates the Portfolio’s investments among asset classes in response to changing market, economic, and political factors and events that AllianzGI believes may affect the value of the Portfolio’s investments. In making investment decisions for the Portfolio AllianzGI seeks to identify trends and turning points in the global markets. To gain exposure to the various asset classes, AllianzGI incorporates actively managed strategies and/or passive instruments, including exchange-traded funds (“ETFs”) and exchange-traded notes, and derivative instruments such as futures. The Portfolio also seeks to limit portfolio volatility. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time.

The Portfolio invests directly and indirectly in globally diverse equity securities and in U.S. dollar denominated fixed income securities. The Portfolio targets a long-term average strategic asset allocation of 60% to global developed equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”). The Portfolio may also use an “Opportunistic Component” whereby it invests up to 10% of its assets in any combination of the following asset classes: emerging market equities, emerging market debt, high yield debt (commonly known as “junk bonds”), commodities, Treasury Inflation-Protected

3

Securities (“TIPS”) and real estate securities, including U.S. and non-U.S. real estate investment trusts (“REITs”). The Portfolio may either invest directly in these different types of securities or indirectly through derivatives and other instruments.

AllianzGI analyzes market cycles, economic cycles and valuations, of each asset class and their components and may adjust the Portfolio’s exposures to individual holdings and asset classes. AllianzGI also employs a risk management strategy, which may cause an adjustment to the Portfolio’s asset allocation in an effort to mitigate certain downside risks. Depending on market conditions, the Equity Component may range between approximately 10% and 70% of the Portfolio’s assets and the Fixed Income Component may range between approximately 20% and 90% of the Portfolio’s assets. Apart from this strategic asset allocation, the Portfolio may use its Opportunistic Component. Combined investments in the Equity Component and the Opportunistic Component are limited to 80% of the Portfolio’s assets at the time of investment.

AllianzGI adjusts the Portfolio’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals in an effort to mitigate downside risk in times of severe market stress, and to increase the return potential in favorable markets. While AllianzGI attempts to mitigate the downside risk to stabilize performance, there can be no assurance that the Portfolio will be successful in doing so. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. AllianzGI believes negative momentum suggests future periods of negative investment returns and increased volatility. When the momentum signals for an asset class indicate negative momentum, AllianzGI tends to reduce, sometimes significantly, the Portfolio’s exposure to that asset class. AllianzGI believes positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the momentum signals for an asset class indicate positive momentum, AllianzGI tends to increase the Portfolio’s exposure to that asset class.

In addition to the momentum and momentum reversion signals, AllianzGI also applies fundamental analysis to locate opportunities to seek to improve the Portfolio’s return. Fundamental analysis may contribute to an adjustment of the Portfolio’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals.

After determining the asset allocation among the Components, AllianzGI selects the particular investments that are intended to obtain exposure to the relevant asset classes. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, ETFs, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio also may invest in commodities or investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Portfolio is expected to be highly diversified across industries, sectors, and countries. AllianzGI may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Portfolio’s target asset allocation, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the Portfolio may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Portfolio, currency forwards, and structured notes. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. For more information about these derivatives investments, please see “Investment Strategies and Risks” in the Statement of Additional Information. The Portfolio will maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Separately, the Portfolio will make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures, Treasury futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a nominal value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within the range of approximately 25% to 35% of net assets. AllianzGI expects these instruments to provide additional

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

4

diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. AllianzGI anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years.

The Portfolio may allocate up to 25% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. AllianzGI also manages the assets of the Subsidiary. The Subsidiary will invest in commodity-related instruments such as futures, option and swap contracts, equity and fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, as well as cash, cash equivalents and other investments intended to serve as margin, collateral or coverage for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions with respect to liquidity and leverage and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Volatility Management Risk.    Although AllianzGI attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that AllianzGI will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by AllianzGI to manage volatility, the implementation of those strategies by AllianzGI or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by AllianzGI may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon AllianzGI’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianzGI allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

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Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Interest Rate Swap Risk.    The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Certain interest rate swap arrangements also may involve the risk that they do not fully offset adverse changes in interest rates. Interest rate swaps may in some cases be illiquid and may be difficult to trade or value, especially in the event of market disruptions. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such arrangements had not been used.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio

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files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Credit Default Swap Risk.    Credit default swaps may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps), and they may in some cases be illiquid. Credit default swaps also may be difficult to trade or value, especially in the event of market disruptions. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

Non-Diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one

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of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than would be the value of a portfolio that invests in a larger number of issuers.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of

December 31 of Each Year

Highest Quarter	1st – 2015	3.81%
Lowest Quarter	3rd – 2015	-3.55%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B Shares	-0.98%	3.15%	4-14-14
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	1.92%	—

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    Allianz Global Investors U.S. LLC is the subadviser to the Portfolio.

Portfolio Managers.    Dr. Herold Rohweder, Managing Director and Global Chief Investment Officer—Multi Asset and co-CIO of Multi-Asset US, Giorgio Carlino, Director, Portfolio Manager and co-CIO of Multi-Asset US, and Dr. Michael Stamos, CFA, Portfolio Manager, all with AllianzGI, have each managed the Portfolio since its inception in 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

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Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or

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intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon AllianzGI’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. AllianzGI’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if AllianzGI allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio will primarily invest in derivatives, such as futures and forward contracts, and swaps, to seek investment exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value. When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor

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performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign

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governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Emerging Markets Risk

Investments in emerging markets are subject to all of the risks of investments in foreign securities, generally to a greater extent than in developed markets, and additional risks as well. Generally, the economic, social, legal, and political structures in emerging market countries are less diverse, mature and stable than those in developed countries. As a result, investments in emerging market securities tend to be more volatile than investments in developed countries. Unlike most developed countries, emerging market countries may impose restrictions on foreign investment. These countries may also impose confiscatory taxes on investment proceeds or otherwise restrict the ability of foreign investors to withdraw their money at will.

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The securities markets in emerging market countries tend to be smaller and less mature than those in developed countries, and they may experience lower trading volumes. As a result, investments in emerging market securities may be more illiquid and their prices more volatile than investments in developed countries.

The fiscal and monetary policies of emerging market countries may result in high levels of inflation or deflation or currency devaluation. As a result, investments in emerging market securities may be subject to abrupt and severe price changes.

Investments in emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the

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Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Interest Rate Swap Risk

Interest rate swaps may in some cases be illiquid, and they may increase credit and counterparty risk. The risk of interest rate swaps includes changes in market conditions that may affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. Under certain market conditions, the use of interest rate swaps may result in less favorable performance than if such swap arrangements had not been used. However, barring a default by the swap counterparty, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Portfolio is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Portfolio upon early termination of the swap.

The absence of a central exchange or market for interest rate swap agreements may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain interest rate swaps to be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in interest rate swaps being easier to trade or value. In a cleared swap, the clearinghouse will be the counterparty to the transaction, so the Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations.

Participants in swaps that are not cleared are not as protected as participants on organized exchanges or through clearinghouses, because performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Portfolio is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. If the counterparty to an interest rate swap transaction defaults, the Portfolio’s risk of loss consists of the net amount of interest payments that the Portfolio contractually is entitled to receive.

In addition, if a swap transaction is particularly large or if the relevant market is illiquid, the Portfolio may not be able to establish or liquidate a position at an advantageous time or price, which may result in losses.

The Portfolio will use interest rate swaps to hedge against the risk of a fall in interest rates. The use of interest rate swaps by the Portfolio may assist the Insurance Companies to provide benefit guarantees associated with your Contract. The use of interest rate swaps in this manner may, under certain conditions, reduce the Portfolio’s return and might increase the volatility of the Portfolio.

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Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily

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investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Credit Default Swap Risk

Credit default swap contracts, a type of derivative, involve special risks and may result in losses to the Portfolio. Credit default swaps may in some cases be illiquid, and they may increase credit and counterparty risk (depending on whether the Portfolio is the buyer or seller of the swaps). Where the Portfolio buys a credit default swap, the Portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. If the Portfolio’s Subadviser is incorrect in its assessment of the issuer of the referenced obligation, the investment performance of the Portfolio may be less favorable than it would have been if the Portfolio had not entered into a credit default swap contract.

As there is no central exchange or market for credit default swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. Developments in the swap market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing credit default swap agreements or to realize amounts to be received under such agreements.

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When the Portfolio is the seller of a credit default swap contract, the Portfolio effectively adds leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. Credit default swap transactions in which the Portfolio is the seller may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

To mitigate counterparty risk, the Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. To mitigate leveraging risk when the Portfolio is the seller of a credit default swap contract, the Portfolio will segregate or “earmark” liquid assets in an amount equal to the full notional amount of the swap (less any amounts owed to the Portfolio from the buyer of the swap). Although segregation of assets will ensure that the Portfolio has assets available to satisfy its obligations with respect to the swap transaction and will limit any potential leveraging of the Portfolio’s portfolio, it will not limit the Portfolio’s exposure to loss from the swap transaction.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Real Estate Investment Risk

Real estate investments are subject to market risk, interest rate risk and credit risk. The performance of a Portfolio that invests a substantial portion of its assets in the real estate industry or in securities related to the real estate industry may be adversely affected when the real estate market declines. When a Portfolio focuses its investments in particular sub-sectors of the real estate industry (e.g., apartments, retail, hotels, offices, industrial, health care) or particular geographic regions, the Portfolio’s performance would be especially sensitive to developments that significantly affected those particular sub-sectors or geographic regions. The shares of a Portfolio that concentrates its investments in the real estate industry may be more volatile compared to the value of shares of a portfolio with investments in a mix of different industries.

Investments in real estate investment trusts (“REITs”) may be particularly sensitive to falling property values and increasing defaults on real estate mortgages. Due to their dependence on the management skills of their managers, REITs may underperform if their managers are incorrect in their assessment of particular real estate investments. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986 or failing to maintain exemption from the Investment Company Act of 1940, as amended. An

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adverse development in any of these areas could cause the value of a REIT to fall and the performance of the Portfolio to decline. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that a REIT could end up holding the underlying real estate. The disposition of such real estate could cause a REIT to incur unforeseen expenses that could reduce the value of the REIT.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below

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market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

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A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

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Non-Diversification Risk

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal

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income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment

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opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio’s turnover rate would be higher.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment

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strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.675% on the first $250 million of such assets plus 0.650% of such assets over $250 million up to $1 billion plus 0.600% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.67% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Expense Limitation Agreement

MetLife Advisers has contractually agreed, for the period from May 1, 2016 through April 30, 2017, to waive fees and/or reimburse expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) of the Portfolio to 1.20% for Class B shares. This agreement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for Class B shares fall below the expense limit that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than three years after the end of the fiscal year in which the expenses were incurred.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and

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sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.37% of the Portfolio’s average daily net assets.

ALLIANZ GLOBAL INVESTORS U.S. LLC, 1633 Broadway, 43rd Floor, New York, New York 10019, serves as the Subadviser to the Portfolio. AllianzGI had approximately $83.5 billion in assets under management as of December 31, 2015.

The following individuals are jointly and primarily responsible for overseeing the day-to-day management of the Portfolio:

Herold Rohweder, Ph.D. Global CIO Multi Asset, New York

Herold Rohweder is a Managing Director and Global Chief Investment Officer Multi Asset at AllianzGI. He is also a member of the US Executive Committee of AllianzGI and member of the Global Investment Management Group. Herold joined Allianz in 1989 as a portfolio manager for global balanced, European equities and European fixed income. In 1998 Herold initiated the Systematic Asset Management effort for equity and multi asset investments at Allianz Asset Management. Since 2011 Herold has been Global CIO Multi Asset at AllianzGI and co-CIO of Multi-Asset US.

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Giorgio Carlino co-CIO of Multi Asset US, New York

Giorgio Carlino is co-CIO of Multi-Asset US within the US Multi Asset team based in New York. He joined the Multi Asset team in January 2008 and was the portfolio manager for multi asset / multi manager funds including the top-rated Horizont fund family. Prior to joining the Multi Asset team, Giorgio worked at Allianz Global Investors (formerly RAS Asset Management) in Milan as a private client portfolio manager with responsibility for multi manager selection.

Michael Stamos, Ph.D., CFA. Portfolio Manager Multi Asset US, New York

Michael Stamos is a portfolio manager in the US Multi Asset team based in New York. He manages various balanced mandates for institutional and retail clients. Michael is also responsible for the conceptual development of the team’s proprietary investment strategies within our key multi asset products. He joined the Multi Asset Active Allocation Strategies team in 2007.

Messrs. Rohweder, Carlino and Stamos, all with AllianzGI, have each managed the Portfolio since its inception in 2014.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

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YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policy Holders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

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Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the

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Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not

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knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms

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of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically

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4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially

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different than the value that could be realized upon the sale of that security. Subject to the Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

	Class B
	Year ended December 31,
	2015	2014(a)
Net Asset Value, Beginning of Period	$10.51	$10.00

Income (Loss) From Investment Operations
Net investment income (loss) (b)	0.09	(0.04)
Net realized and unrealized gain (loss) on investments	(0.19)	0.70

Total from investment operations	(0.10)	0.66

Less Distributions
Distributions from net investment income	(0.11)	(0.05)
Distributions from net realized capital gains	(0.02)	(0.10)

Total distributions	(0.13)	(0.15)

Net Asset Value, End of Period	$10.28	$10.51

Total Return (%) (c)	(0.98)	6.52	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.35	2.98	(e)
Net ratio of expenses to average net assets (%) (f)	1.20	1.20	(e)
Ratio of net investment income (loss) to average net assets (%)	0.87	(0.51	)(e)
Portfolio turnover rate (%)	23	19	(d)
Net assets, end of period (in millions)	$121.2	$37.1

(a)	Commencement of operations was April 14, 2014.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Computed on an annualized basis.

(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report for the fiscal period ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

SERIES    TRUST

PanAgora Global Diversified Risk Portfolio

Class B Shares

PROSPECTUS

May 1, 2016

The Securities and Exchange Commission and the

Commodity Futures Trading Commission have not approved

or disapproved these securities or passed upon the adequacy of this

Prospectus. Any representation to the contrary is a criminal offense.

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PanAgora Global Diversified Risk Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Seeks total return.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class B
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.04%

Total Annual Portfolio Operating Expenses	1.54%
Expense Limit *	(0.20%	)

Net Operating Expenses	1.34%

*	MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2016, through April 30, 2017, to waive fees and/or reimburse expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest, and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest, and any extraordinary expenses) of the Portfolio to 1.30% for Class B shares. This agreement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that any expense limitations for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B	$137	$470	$826	$1,828

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies

PanAgora Asset Management, Inc. (“PanAgora” or “Subadviser”), the subadviser to the Portfolio, pursues an investment strategy designed to generate returns from a combination of asset classes with diversified risk characteristics. PanAgora will allocate the Portfolio’s assets among equities, fixed-income instruments and commodities. PanAgora will allocate the Portfolio’s assets among these asset classes in an effort to diversify the Portfolio’s risk over three areas: equity risk, fixed-income risk and inflation risk. The Portfolio’s risk diversified strategy is managed to target an annualized volatility level of 10% as discussed below.

In allocating assets among the different classes, PanAgora follows a proprietary “Risk Parity” approach, which seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, marginal contribution to volatility, estimated potential loss, and other proprietary measures) when building the Portfolio. For example, the Portfolio will generally allocate a greater portion of its assets to a lower risk asset class, such as developed market bonds, than to a higher risk asset class, such as global equities. In its “neutral” position, the Portfolio’s assets will be allocated among the different asset classes in an attempt to diversify the Portfolio’s risk exposure so that the anticipated contribution of each asset class to the overall risk of the Portfolio will be approximately as follows: 40% from equity risk; 40% from fixed income risk; and 20% from inflation risk. However, there is no assurance that this targeted contribution of risk from each asset class can be achieved. Because of the difference in the amount of risk

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inherent in these asset classes, the percentage of the Portfolio’s assets allocated to each asset class is likely to be significantly different from the targeted risk expected from that asset class. PanAgora also expects to tactically vary the Portfolio’s allocation to the asset classes depending on market conditions, which will cause the Portfolio to deviate from its neutral position. The targeted overall risk level of the Portfolio may also be increased or decreased by PanAgora, depending on market conditions. Additionally, market movements are likely to change the risk levels and risk allocation of the Portfolio.

Following are the instruments expected to be utilized, either through direct investment in physical securities or through derivative instruments, including primarily futures and swaps on futures, to gain exposure to the different areas of risk:

Exposure to equity risk:    global developed markets large-cap equities, global emerging markets equities, U.S. mid-cap equities, and U.S. small cap equities.

Exposure to fixed income risk:    global developed market bonds.

Exposure to inflation risk:    global inflation linked government bonds, including Treasury Inflation Protected Securities, commodity futures and swaps, and emerging markets currencies, including through cash bonds and currency forwards.

The Portfolio may also invest in exchange-traded funds (“ETFs”), exchange-traded notes, and money market instruments.

PanAgora will normally target an annualized volatility level for the Portfolio of 10%; however, the actual or realized volatility for longer or shorter periods may be materially higher or lower depending on market conditions, and therefore the Portfolio’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. PanAgora may also, under certain exceptional market conditions, target a lower volatility level for the Portfolio. In addition, the Portfolio’s NAV may be volatile over short-term periods because of the significant use of instruments that have a leveraging effect. While PanAgora attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility.

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

The Portfolio has no geographic limits on where its investments may be located or where its assets may be exposed, except that its investments in (and exposure to) fixed income securities will be limited to those issued by governments or corporate entities located in developed markets. The Portfolio may invest in or have exposure to equity securities of companies of any market capitalization.

As a result of the Portfolio’s use of derivative instruments, the Portfolio may at times have leveraged exposure to one or more asset classes. The Portfolio’s use of futures contracts, forward contracts, swaps and certain other derivative instruments will have the effect of economic leverage. Economic leverage magnifies exposure to the swings in prices of the asset class underlying those instruments and results in increased volatility, which means the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio does not use derivative instruments that have a leveraging effect. Leveraging also tends to magnify, sometimes significantly, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value (“NAV”) to be volatile. There is no assurance that the Portfolio’s use of derivative instruments providing enhanced exposure will enable the Portfolio to achieve its investment objective. The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Portfolio’s ability to use leverage.

The Portfolio may allocate up to 25% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”), in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. PanAgora also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in other commodity-related instruments such as financial futures, option and swap contracts, equity and fixed income securities, cash and cash equivalents, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest

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without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Portfolio. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

A significant portion of the assets of the Portfolio may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, investment grade corporate obligations, Eurodollar obligations, bankers’ acceptances, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the derivative positions the Portfolio takes and also earn income for the Portfolio. While the Portfolio normally does not engage in borrowing, leverage will be created when the Portfolio engages in futures transactions or uses certain other derivative instruments.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. In addition, there can be no assurance that employing a “risk balanced” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Volatility Management Risk.    Although PanAgora attempts to adjust the Portfolio’s overall exposure to volatility, there can be no guarantee that PanAgora will be successful in managing the Portfolio’s overall level of volatility. The Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses because of the investment techniques employed by PanAgora to manage volatility, the implementation of those strategies by PanAgora or the limitations of those strategies in times of extremely low volatility or extremely high volatility. Under certain market conditions, the use of volatility management strategies by PanAgora may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values.

Model and Data Risk.    When the quantitative models (“Models”) and information and data (“Data”) used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Furthermore, the success of Models that are predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors which may cause the resulting information to be incorrect.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon PanAgora’s analysis of various factors and the mix of asset classes that results from such analysis, which may prove incorrect. The Portfolio may experience losses or poor relative performance if PanAgora allocates a significant portion of the Portfolio’s assets to an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Derivatives Risk.    The Portfolio will primarily invest in derivatives, such as futures and forward contracts, and swaps, to seek exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks, as well as increase transaction costs. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the

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Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Leveraging Risk.    Derivatives and other transactions that give rise to leverage may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging also may require that the Portfolio liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Commodities Risk.    Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Forward and Futures Contract Risk.    The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance.

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The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Non-Diversification Risk.    Because the Portfolio invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than would be the value of a portfolio that invests in a larger number of issuers.

Subsidiary Risk.    By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio.

Tax Risk.    In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Statement of Additional Information. Because income from certain commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio does not generally expect to invest directly in such instruments. Rather, the Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Past Performance

The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

Year-by-Year Total Return for Class B Shares as of

December 31 of Each Year

Highest Quarter	1st –2015	3.88%
Lowest Quarter	2nd –2015	-5.22%

Average Annual Total Return as of December 31, 2015

	1 Year	Since Inception	Inception Date
Class B Shares	-5.48%	-0.22%	4-14-14
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)	-1.21%	1.92%	—

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Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    PanAgora Asset Management, Inc., is the subadviser to the Portfolio.

Portfolio Managers.    Edward Qian, Ph.D., CFA, Chief Investment Officer, Head of Research—Multi Asset, and lead Portfolio Manager, and Bryan Belton, CFA, Director—Multi Asset, and Portfolio Manager, each with PanAgora, have managed the Portfolio since its inception in 2014.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. Please see the Contract prospectus for a detailed explanation of your Contract.

Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

Understanding the Information Presented in this Prospectus

Performance.    Performance results shown in this Prospectus, including the Portfolio Summary, may include the effects of previous expense reduction arrangements or fee waivers in effect during previous periods. The performance results shown would have been lower absent the effect of the expense reduction arrangements and fee waivers.

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal year, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect the Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or

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intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Volatility Management Risk

The Portfolio’s Subadviser seeks to mitigate the effects of extreme market conditions by attempting to adjust the Portfolio’s overall exposure to volatility. There can be no guarantee that the Portfolio’s Subadviser will be successful in managing the Portfolio’s overall level of volatility. As a result, the Portfolio may not realize the anticipated benefits from its volatility management strategies or it may realize losses. Under certain market conditions, the use of volatility management strategies by the Subadviser may also result in less favorable performance than if such strategies had not been used. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forego some of the returns that can be associated with periods of rising equity values. In addition, the investment performance of the Portfolio relative to that of other portfolios may be adversely affected if the other portfolios do not attempt to manage their volatility or they target a different level of volatility than does the Portfolio.

The investment techniques the Portfolio’s Subadviser uses in managing the Portfolio’s volatility may not be as effective as the techniques other portfolios may use to manage volatility. In addition, the Portfolio may realize losses as a result of the implementation of volatility management strategies for the Portfolio. For example, delays in increasing or decreasing the Portfolio’s volatility level may adversely affect the Portfolio’s performance or result in losses. During periods of extremely low volatility or extremely high volatility, the Subadviser may experience difficulty in adjusting the Portfolio’s volatility to the desired level.

Model and Data Risk

Given the complexity of the Portfolio’s investments and strategies, the Portfolio’s Subadviser may rely heavily on quantitative models (both proprietary models and those developed by third parties) (“Models”) and information and data (“Data”) supplied by third parties. Models and Data may be used by the Portfolio’s Subadviser to, among other things, construct sets of transactions and investments, provide risk management insights and assist in hedging the Portfolio’s investments.

When Models and Data used in managing the Portfolio prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Portfolio may realize losses. For example, the Portfolio’s Subadviser may in reliance on faulty Models or Data buy certain investments at prices that are too high, sell certain investments at prices that are too low or miss favorable investment opportunities altogether. In addition, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the Models that may be used by the Portfolio’s Subadviser may be predictive in nature. Because these predictive Models are typically constructed based on historical data supplied by third parties, the success of these Models is dependent largely on the accuracy and reliability of the supplied historical data. In addition, Models that are

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predictive in nature may, for example, incorrectly forecast future behavior, leading to potential losses on a cash flow and/or mark-to-market basis. Use of these Models in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind) also may result in losses for the Portfolio.

All Models require Data to be inputted into them. If incorrect Data is entered into a Model, the resulting information will be incorrect. As a result, any investment decisions made in reliance on the incorrect output from a Model may not produce the desired results and the Portfolio may realize losses. Even when Data is correctly inputted into a Model, the resulting information may differ, sometimes substantially, from other available data. For example, “model prices” that are provided by a Model will often differ substantially from market prices, particularly for instruments that are complex in nature, such as derivatives.

Asset Allocation Risk

The Portfolio’s ability to achieve its investment objective depends upon PanAgora’s analysis of various economic or market factors and the mix of asset classes that results from such analysis. PanAgora’s analysis, including any evaluations and assumptions regarding such economic or market factors, may prove incorrect. The Portfolio may experience losses or poor relative performance if PanAgora allocates a significant portion of the Portfolio’s assets to an asset class or subset of an asset class that does not perform relative to other asset classes or other subsets of asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio, due to differences in the relative performance of asset classes and subsets of asset classes.

Derivatives Risk

The Portfolio will primarily invest in derivatives, such as futures and forward contracts, and swaps, to seek investment exposure to certain asset classes and enhance returns. To a lesser extent, the Portfolio may also invest in derivatives to “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

MetLife Advisers is registered as a commodity pool operator (“CPO”) with the Commodity Futures Trading Commission (“CFTC”) and is considered a CPO with respect to the Portfolio. Both MetLife Advisers and the Portfolio therefore are subject to regulation by the CFTC under the Commodity Exchange Act. Consequently, MetLife Advisers and the Portfolio are required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

Leveraging Risk

Derivatives and other transactions in which the Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions.

Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose the Portfolio to losses in excess of the amounts invested or borrowed.

The Portfolio will segregate or “earmark” liquid assets in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may

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cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

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Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Commodities Risk

The Portfolio may invest directly or indirectly in commodity-linked derivative instruments that are designed to provide it with exposure to the commodities market without necessarily investing directly in physical commodities. Commodities are real assets such as oil, industrial metals, and precious metals such as gold or silver. The value of commodities may be affected by events that have less impact on non-commodity investments. Moreover, exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities due to a variety of factors, including supply and demand relationships, fiscal and exchange control programs, or international, economic, political or regulatory

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developments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, embargoes, tariffs and international economic, political and regulatory developments. In addition, commodities markets (and commodity-linked derivative instruments) may be subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators and government regulation and intervention.

In addition, there may be costs associated with the physical storage of the commodity underlying a derivative instrument, and the price of a commodity futures contract will reflect the storage costs of owning the physical commodity, even though the contract participants may not intend to make or take delivery of the commodity. Changes in storage costs for a commodity may result in changes to the value of futures contracts relating to that commodity.

Changes in the nature of the participants in the commodity derivatives markets may also affect the prices of such derivatives. For example, producers seeking to lock in the price of a commodity that they will deliver in the future generally must sell futures contracts at a price lower than the expected future cash price of the commodity in order to induce speculators to purchase the other side of the same futures contracts. Conversely, end users of a commodity seeking to hedge against a rise in prices generally must purchase futures contracts at a price higher than the expected future cash price. Therefore, the price of a commodity derivative may fluctuate based on whether the predominant hedgers in the market are producers or users of the commodity.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Forward and Futures Contract Risk

The successful use of forward and futures contracts will depend upon the Subadviser’s skill and experience with respect to such instruments and are subject to special risk considerations.

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The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the forward or futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the Subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements on a futures contract, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause the Portfolio to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and ETFs involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation

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of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

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To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Non-Diversification Risk

The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio. To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Subsidiary Risk

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and the Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in this Prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Island taxes, Portfolio shareholders would likely suffer decreased investment returns.

Tax Risk

In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain

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commodity-linked derivative instruments will not be considered qualifying income after September 30, 2006. Because income from commodity-linked derivative instruments generally is not considered to be qualifying income, the Portfolio generally does not expect to invest directly in such instruments.

As noted above, the Portfolio has exposure to commodity-related instruments through its investments in its Subsidiary. The Portfolio’s investment in the Subsidiary is expected to provide the Portfolio with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Portfolio has obtained an opinion from legal counsel to the effect that the annual profits, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rate may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

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Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities. The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objectives. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the Portfolio’s portfolio turnover rate that is reported in the Portfolio Summary. If these instruments were included in that calculation, the Portfolio would have a high portfolio turnover rate (typically in excess of 100%).

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s

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performance. Large purchases or redemptions by one shareholder or multiple shareholders also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

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Index Description

The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

It is not possible to invest directly in an index.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of a percentage of the average daily net assets as follows: 0.650% of the first $250 million of such assets, plus 0.640% of such assets over $250 million up to $750 million, plus 0.630% of such assets over $750 million up to $1 billion, plus 0.600% of such assets over $1 billion. For the year ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.65% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment subadvisory agreement with the Subadviser is available in the Portfolio’s most recent annual report which covers the period from January 1, 2015 to December 31, 2015.

Expense Limitation Agreement

MetLife Advisers has contractually agreed, for the period from May 1, 2016 through April 30, 2017, to waive fees and/or reimburse expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) so as to limit Net Operating Expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage costs, and any extraordinary expenses) of the Portfolio to 1.30% for Class B shares. This agreement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of

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Trustees of the Portfolio. This subsidy is subject to the Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the Portfolio’s expenses for Class B shares fall below the expense limit that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than three years after the end of the fiscal year in which the expenses were incurred.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio. The Subsidiary is also managed by the Subadviser.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the year ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.35% of the Portfolio’s average daily net assets.

PANAGORA ASSET MANAGEMENT, INC., 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210, serves as the Subadviser to the Portfolio. Founded in 1989, PanAgora is jointly owned by Power Financial Corporation, Nippon Life Insurance Company, and certain key employees. PanAgora had approximately $38.3 billion in assets under management as of December 31, 2015.

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The following individuals are jointly and primarily responsible for overseeing the day-to-day management of the Portfolio:

Edward Qian, Ph.D., CFA, is the Chief Investment Officer of Multi Asset and Head of Multi Asset Research for the firm. His primary responsibilities include investment research and portfolio management in PanAgora’s Multi Asset group. He is also a member of the firm’s Investment, Operating, and Directors Committees. Dr. Qian joined PanAgora in 2005.

Bryan Belton, CFA, is a Director within the Multi Asset group. Mr. Belton is responsible for the daily management of the firm’s Diversified Risk Multi Asset, global fixed income, currency, and commodity portfolios. Mr. Belton is a member of the firm’s Directors Committee. Mr. Belton joined PanAgora in 2005.

Messrs. Qian and Belton, each with PanAgora, have managed the Portfolio since its inception in 2014.

Prior Experience With Comparable Portfolios

Since the Portfolio commenced operations in April 2014, it does not have significant operating history. In order to provide you with information regarding the investment capabilities of PanAgora, performance information for the Risk Parity Multi Asset Master (the “Composite”) is presented. The Composite is comprised of all other portfolios managed by PanAgora that have investment objectives, policies and strategies that are substantially similar to those of the Portfolio. The tables below do not show you the performance of the Portfolio—they show the performance of comparable portfolios managed by PanAgora. As of December 31, 2015, the Composite consisted of five portfolios. Unlike the Portfolio, two of the comparable portfolios included in the Composite are not mutual funds registered under the 1940 Act, and therefore those portfolios are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to those portfolios, the performance shown may have been lower.

The Composite data is provided to illustrate the past performance of PanAgora in managing portfolios that employ a balanced-risk allocation strategy. The performance information of the Composite should not be relied upon as an indication of the future performance of the Portfolio because, among other factors, the asset sizes and expenses of the three portfolios comprising the Composite and the Portfolio will vary. The performance figures below were also calculated in accordance with the industry standards for preparing and presenting investment adviser performance. This methodology differs from the Securities and Exchange Commission’s standardized method that the Portfolio will use to calculate its own performance.

The tables below compare the historical net performance of the Composite with the BofA Merrill Lynch 3 Month T-Bill Index and the Custom Risk Parity Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The figures do not include the effect of Contract charges. If Contract charges had been included, performance would have been lower.

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Annual Total Returns

Year	Composite	BofA Merrill Lynch 3 Month T-Bill Index[1]	Custom Risk Parity Index[2]
2015	-3.80%	0.05%	-1.72%
2014	14.51%	0.03%	2.80%
2013	3.23%	0.07%	13.54%
2012	14.33%	0.11%	10.15%
2011	10.92%	0.10%	-0.63%
2010	18.40%	0.13%	9.50%
2009	6.79%	0.21%	18.72%
2008	-13.69%	2.06%	-22.97%
2007	14.03%	5.44%	9.98%
2006	-1.57%	4.75%	14.39%

Average Annual Total Returns as of December 31, 2015

	1 Year	5 Years	10 Years
Composite	-3.80%	7.60%	5.85%
BofA Merrill Lynch 3 Month T-Bill Index[1] (Index reflects no deduction for mutual fund fees or expenses)	0.05%	0.07%	1.24%
Custom Risk Parity Index[2] (Index reflects no deduction for mutual fund fees or expenses)	-1.72%	4.66%	4.69%

1.	The BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income.

2.	The Custom Risk Parity Index consists of 60% of the MSCI World Index and 40% of the Citigroup World Government Bond Index (WGBI). The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets. (The Index returns reflect the reinvestment of dividends net of applicable non-U.S. withholding taxes.) The Citigroup WGBI is a market capitalization weighted index and tracks total returns of government bonds in 21 countries globally.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of this Prospectus to determine which share classes the Portfolio offers. The payment amount

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may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policy Holders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports that show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to receive distributions in cash, distributions are generally made in the form of additional shares.

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The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

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In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under certain variable insurance products. A large number of transfers among the available investment options could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not

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knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such separate account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

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Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds (commonly known as “junk bonds”).

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). The Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically 4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other

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markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. The Subsidiary investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. The Portfolio will value its shares of the Subsidiary at this NAV.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the

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Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights table is intended to help you understand the financial performance of each class of the Portfolio for the past five years (or the life of a class, if less than five years). The consolidated financial highlights table includes the financial highlights of the Subsidiary. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

PanAgora Global Diversified Risk Portfolio

	Class B
	Year ended December 31,
	2015	2014(a)
Net Asset Value, Beginning of Period	$10.31	$10.00

Income (Loss) From Investment Operations
Net investment loss (b)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.48)	0.60

Total from investment operations	(0.56)	0.54

Less Distributions
Distributions from net investment income	(0.06)	(0.03)
Distributions from net realized capital gains	(0.07)	(0.20)

Total distributions	(0.13)	(0.23)

Net Asset Value, End of Period	$9.62	$10.31

Total Return (%) (c)	(5.48)	5.40	(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.50	3.66	(e)
Net ratio of expenses to average net assets (%) (f)	1.30	1.30	(e)
Ratio of net investment loss to average net assets (%)	(0.77)	(0.74	)(e)
Portfolio turnover rate (%)	68	9	(d)
Net assets, end of period (in millions)	$54.4	$22.4

(a)	Commencement of operations was April 14, 2014.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Computed on an annualized basis.

(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 7 of the Notes to Consolidated Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report for the fiscal period ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

MET INVESTORS

S E R I E S     T R U S T

TCW Core Fixed Income Portfolio

Class A and Class B Shares

PROSPECTUS

May 1, 2016

These securities have not been approved or disapproved by the Securities and

Exchange Commission, nor has the Securities and Exchange Commission

passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.

2

TCW Core Fixed Income Portfolio

PORTFOLIO SUMMARY:

Investment Objective

Maximize total return consistent with the preservation of capital.

Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class B
Management Fee	0.55%		0.55%
Distribution and/or Service (12b-1) Fees	None		0.25%
Other Expenses	0.03%		0.03%
Acquired Fund Fees and Expenses	0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.60%		0.85%
Fee Waiver *	(0.13%	)	(0.13%	)

Net Operating Expenses	0.47%		0.72%

*	MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2016, through April 30, 2017, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.48% of the first $500 million of the Portfolio’s average daily net assets, 0.40% of such assets over $500 million up to $2 billion and 0.35% of such assets over $2 billion. This waiver is estimated to be 0.13% for the current fiscal year. This arrangement may be modified or discontinued prior to April 30, 2017, only with the approval of the Board of Trustees of the Portfolio.

Example

The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$48	$180	$323	$739
Class B	$74	$259	$460	$1,040

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 325% of the average value of its portfolio.

Principal Investment Strategies

TCW Investment Management Company (“TCW” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in debt securities. These debt securities include but are not limited to securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored corporations; corporate obligations (including convertible securities); mortgage-backed securities; asset-backed securities; U.S. dollar-denominated foreign securities (corporate and government); and other securities bearing fixed or variable interest rates of any maturity.

The Portfolio may invest up to 5% of its net assets in high-yield fixed income securities (commonly known as “junk bonds”). The Portfolio may also invest a portion of its assets in bank loans of companies in the high-yield universe. High-yield portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer. The Portfolio may also make use of mortgage dollar rolls, repurchase agreements, reverse repurchase agreements and inflation-indexed bonds.

The Portfolio may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Portfolio may invest in securities that are commonly referred to as mortgage derivatives (including inverse floaters) and interest only (“IO”), principal-only (“PO”), inverse IOs and tiered index bonds. The

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Portfolio may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

Under normal market conditions, the Portfolio uses a controlled risk approach, which attempts to control the principal risk components of the fixed-income markets and include consideration of:

■	security selection within a given sector,

■	relative performance of the various market sectors,

■	the shape of the yield curve, and

■	fluctuations in the overall level of interest rates.

TCW utilizes active asset allocation in managing the Portfolio’s investments and monitors the duration of the Portfolio’s portfolio securities to seek to mitigate its exposure to interest rate risk.

Principal Risks

As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Convertible Securities Risk.     Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

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Loan Investment Risk.    Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. No active trading market may exist for certain loans. Moreover, adverse market conditions may impair the liquidity of some actively traded loans. The Portfolio may have difficulty valuing and selling loans that are illiquid or are less actively traded. Loans are also subject to the risk that borrowers will prepay the principal more quickly than expected, which could cause the Portfolio to reinvest the repaid principal in investments with lower yields, thereby exposing the Portfolio to a lower rate of return. There may be limited amount of public information about the loans in which the Portfolio may invest. Purchases and sales of loans are generally subject to contractual restrictions that may impede the Portfolio’s ability to buy or sell loans and may negatively affect the transaction price. Loan transactions may take longer than seven days to settle, and the Portfolio may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs. The Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower. The Portfolio’s purchase and sale of loans may involve the risk of market manipulation by a borrower. Any investments in below investment grade loans and other debt securities expose a portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Lower rated securities also may be subject to greater price volatility than higher rated investments.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk.    Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Mortgage Dollar Roll Transactions Risk.    Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price. In addition, the Portfolio may incur higher transaction costs if its mortgage dollar roll transactions lead to higher portfolio turnover. These transactions also may subject the Portfolio to a form of investment leverage.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk.    Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risk that the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them. In addition, reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the

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value of the securities. Reverse repurchase agreements may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Past Performance

The Portfolio commenced operations on May 1, 2015. As a result, it does not have a significant operating history.

Management

Adviser.    MetLife Advisers, LLC (“MetLife Advisers”), is the Portfolio’s investment adviser.

Subadviser.    TCW Investment Management Company is the subadviser to the Portfolio.

Portfolio Managers.    Stephen M. Kane, Group Managing Director, Laird R. Landmann, Group Managing Director and Co-Director of Fixed Income, Tad Rivelle, Group Managing Director and Chief Investment Officer-Fixed Income, and Bryan Whalen, Group Managing Director, all with TCW, have each managed the Portfolio since its inception in 2015.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are only sold to separate accounts of Metropolitan Life Insurance Company and its affiliates to fund Contracts. For information regarding the purchase and sale of the Portfolio’s shares, please see the prospectus for the relevant Contract.

Tax Information

For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolio is not sold directly to the general public but instead is offered as an underlying investment option for Contracts issued by insurance companies that are affiliated with the Portfolio and MetLife Advisers. As a result of these affiliations, the insurance companies may benefit more from offering the Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolio and its related companies may also make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services. The benefits to the insurance companies of offering the Portfolio over unaffiliated portfolios and these payments may be factors that the insurance companies consider in including the Portfolio as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

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UNDERSTANDING THE TRUST

Met Investors Series Trust (the “Trust”) is an open-end management investment company that offers a selection of 45 managed investment portfolios or mutual funds. Only one of these portfolios is offered through this Prospectus. Please see the Portfolio Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

Class A and Class B shares of the Portfolio are currently only sold to separate accounts (the “Separate Accounts”) of Metropolitan Life Insurance Company and certain of its affiliates (collectively, “MetLife” or the “Insurance Companies”) to fund the benefits under the Contracts. As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract. A particular class of the Portfolio may not be available under the Contract you have chosen. The prospectus for the Contracts shows the classes available to you. Please see the Contract prospectus for a detailed explanation of your Contract.
Please read this Prospectus carefully. It provides information to assist you in your investment decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information (“SAI”). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

The Portfolio’s name and investment objective may be very similar to a certain mutual fund that is managed by the same subadviser. The Portfolio in this Prospectus is not that mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees and expenses, and different asset sizes.

Understanding the Information Presented in this Prospectus

Expenses.    Unless otherwise noted, the expense information shown is based on expenses incurred during the Portfolio’s most recently completed fiscal period, expressed as a percentage of the Portfolio’s average daily net assets over that period. Because the Portfolio’s asset size changes daily in response to market volatility and purchase and redemption activity, the expense information shown has not been adjusted to reflect a Portfolio’s current asset size. The Portfolio’s annual operating expenses and its asset size will likely vary from year to year and may vary materially. In general, the Portfolio’s annual operating expenses will increase as the Portfolio’s assets decrease and decrease as the Portfolio’s assets increase.

Risks.    The value of your investment in the Portfolio may be affected by one or more of the risks identified in the Portfolio Summary and described in more detail in “Principal Risks of Investing in the Portfolio” in this Prospectus. Any of these risks could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate. Please note that there are many other circumstances that could adversely affect your investment and prevent the Portfolio from reaching its objective, which are not described in this Prospectus.

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Additional Information

The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Portfolio’s investment adviser and subadviser(s), who provide services to the Portfolio. Shareholders and Contract owners are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or Contract owners any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Portfolio that you should consider in determining whether to purchase shares of the Portfolio. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Portfolio and any shareholder or Contract owner, or to give rise to any rights to any shareholder, Contract owner or other person other than any rights under federal or state law that may not be waived.

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PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The value of your investment in the Portfolio may be affected by one or more of the following risks identified in the Portfolio Summary and described in greater detail below, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk

The Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by the Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of the Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by the Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio’s shares.

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates fall, the value of debt securities and certain dividend

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paying stocks may rise. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of the Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. The Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if the Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions. Through the implementation of monetary policy, central banks, such as the U.S. Federal Reserve, may take actions that are designed to increase or decrease interest rates. In determining whether to increase or decrease interest rates, central banks typically consider, among other factors, the current state of the economy and markets, economic and financial forecasts, and the general economic outlook. There can be no assurance that the actions taken by central banks will have their intended effect.

In addition to affecting the values of debt securities, changes in prevailing interest rates, particularly sudden changes, may increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. The Portfolio is more susceptible to the risks associated with rising interest rates during periods when prevailing interest rates are at or near their historic lows. Conversely, the Portfolio is more susceptible to the risks associated with falling interest rates during periods when prevailing interest rates are at or near their historic highs.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

The Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an

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obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

High Yield Debt Security Risk

High yield debt securities, or “junk bonds”, are securities that are rated below “investment grade” or are not rated but are of equivalent quality. A Portfolio with high yield debt securities generally will be exposed to greater market risk and credit and counterparty risk than a Portfolio that invests only in investment grade debt securities because issuers of high yield debt securities are less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for higher-rated debt securities. As a result, the Portfolio’s Subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

A Portfolio that invests in high yield debt securities generally seeks to receive a correspondingly higher rate of interest to compensate it for the additional credit risk and market risk it has assumed. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or whose issuers are in bankruptcy. High yield debt securities are not generally meant for short-term investing.

A Portfolio that invests in securities that are the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Portfolio, or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are judged by the Portfolio’s Subadviser to be of comparable quality (“distressed securities”), will incur significant risk in addition to the risks generally associated with investments in high yield debt securities. Distressed securities frequently do not produce income while they are outstanding. A Portfolio may be required to bear certain extraordinary expenses in order to protect and recover its investment in distressed securities. A Portfolio investing in distressed securities will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect the Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

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Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, the Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, the Portfolio may have more limited recourse against a foreign issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent the Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Portfolio’s foreign currency or securities holdings. Although the Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to various risks in addition to those relating to other foreign securities. Foreign sovereign debt securities are subject to the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask

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for more time in which to pay, request additional loans or otherwise restructure its debt. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government.

To the extent the Portfolio invests in depositary receipts or participation certificates in order to obtain exposure to a security or pool of securities issued by a foreign issuer, it is subject to the risks associated with an investment in the underlying security or pool of securities. Investments in depositary receipts that are traded over the counter and participation certificates may subject the Portfolio to liquidity risk, which is the risk that an investment may become less liquid or illiquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Participation certificates also may expose the Portfolio to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificates will not fulfill its contractual obligations to timely pay the Portfolio the amount owned under the certificates.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit and counterparty risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to the Portfolio.

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Nearly all debt securities, including debt securities that are convertible into equity securities, are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. If the Portfolio invests in debt securities, the value of your investment may be adversely affected if an issuer’s or a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

Convertible securities may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

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The values of convertible securities are subject to change when prevailing interest rates change. The value of convertible securities tends to decline when prevailing interest rates rise and, conversely, tends to increase when interest rates go down. As the value of the common stock underlying a convertible security declines, the convertible security’s sensitivity to changes in prevailing interest rates tends to increase. The income generated by convertible securities may decline when prevailing interest rates decline and, conversely, increase when interest rates rise.

Loan Investment Risk

Investments in loans expose the Portfolio to interest rate risk and the credit and counterparty risk of the underlying borrowers of those loans. It is possible that these investments may also expose the Portfolio to the credit and counterparty risk of the financial or other institution from which or to whom the Portfolio purchases or sells loans. Economic and other events can reduce the demand for certain loans or loans generally, which may reduce market prices and cause the Portfolio’s share price to fall. The frequency and magnitude of such changes cannot be predicted. In addition, the market for some loans may be illiquid and, consequently, the Portfolio may have difficulty valuing and selling these investments. The Portfolio may be dependent on third parties to enforce its rights against underlying borrowers.

Any investments in below investment grade floating rate loans and floating rate and other debt securities are considered speculative because of the credit risk of their borrowers and issuers and would expose the Portfolio to greater market risk and credit and counterparty risk than a portfolio that invests only in investment grade loans and debt securities. Changes in economic conditions or other circumstances are more likely to reduce the capacity of borrowers and issuers of lower rated investments to make principal and interest payments. Such borrowers and issuers are also more likely to default on their payments of interest and principal owed than borrowers and issuers of investment grade loans and debt securities. Such defaults could reduce the Portfolio’s share price and income distributions. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt security may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which could adversely affect the loan’s value.

Although loans and other debt securities may be adversely affected by rising interest rates, the floating rate feature of certain loans and debt securities may reduce this risk. Declines in prevailing interest rates may increase prepayments of loans and other debt securities and may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in loans or debt securities with lower yields. Debt securities that do not make regular payments of interest may experience greater volatility in response to changes in interest rates. No active trading market may exist for certain loans, which may impair the ability of the Portfolio to realize the full value of such loans in the event of the need to liquidate such assets. Moreover, adverse market conditions may impair the liquidity of some actively traded loans.

There is typically a limited amount of public information available about loans because loans normally are not registered with the Securities and Exchange Commission or any state securities commission or listed on any securities exchange. Certain of the loans in which the Portfolio may invest may not be considered “securities,” and therefore the Portfolio may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to

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those loans in the event of fraud or misrepresentation by a borrower. The Portfolio may come into possession of material, non-public information about a borrower as a result of the Portfolio’s ownership of a loan or other floating-rate instrument of the borrower. Because of prohibitions on trading in securities of issuers while in possession of material, non-public information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may (i) impede the Portfolio’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Portfolio; (iv) impede the Portfolio’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Portfolio to adverse tax or regulatory consequences. The Portfolio’s transactions in loans may take longer than seven days to settle, which may affect the Portfolio’s process for meeting redemptions. The Portfolio may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed securities generally represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured similarly to mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment loan contracts, leases or various types of real and personal property and receivables from credit card agreements. Payment of interest on these securities and repayment of principal largely depend on the cash flows generated by the underlying assets backing the securities. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security or an asset-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

Mortgage-backed and asset-backed securities are subject to varying degrees of credit risk. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are subject to a lower degree of credit risk than mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers. Payment of principal and interest on mortgage-backed securities that are not guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed and asset-backed securities that are issued by private issuers may depend primarily or solely on the cash flows generated by the underlying assets backing those securities. In the event of failure of these securities to pay interest or repay principal, the assets backing these securities may be insufficient to support the payments on the securities.

Mortgage-backed and asset-backed securities are also subject to prepayment risk, which is the risk that the principal amount owed may be prepaid voluntarily or as a result of refinancing or foreclosure of the underlying asset. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise, depending upon the coupon of the underlying securities. The impact

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of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of principal amounts may expose the Portfolio to a lower rate of return if it reinvests the repaid principal in less attractive investments. Further, the Portfolio may buy mortgage-backed or asset-backed securities at a premium. Accelerated prepayments on these securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

Mortgage-backed and asset-backed securities are also subject to extension risk. When interest rates rise, repayments of mortgage-backed and asset-backed securities may occur more slowly than anticipated, extending the effective duration of these securities and locking in below market interest rates. This may cause the Portfolio’s share price to be more volatile as the value of the mortgage-backed and asset-backed securities becomes more sensitive to changes in interest rates.

The amount of market risk associated with mortgage-backed and asset-backed securities depends on many factors, including the deal structure, the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any.

If the Portfolio purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Portfolio may only receive payments after the pool’s obligations to other investors have been satisfied. Defaults on the assets held by the pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated interest, reducing the values of those securities and potentially rendering them worthless. The risk of defaults is generally higher in the case of pools that are backed by lower rated securities such as subprime obligations. An unexpectedly high or low rate of prepayments on a pool’s underlying assets may have a similar effect on subordinated securities. A mortgage or asset pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Forward Commitment, When-Issued and Delayed Delivery Securities Risk

Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the securities are actually issued or delivered. Due to fluctuations in the value of the securities the Portfolio is obligated to purchase, the yield obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually issued or delivered. The issuance of some when-issued securities also may be contingent upon the occurrence of a subsequent event, such as approval of a merger corporate reorganization or debt restructuring, which may increase the risk that they could decline in value by the time they are actually issued. Investments in forward commitments and when-issued and delayed delivery securities also may subject the Portfolio to leveraging risk.

TIPS and Inflation-Linked Bonds Risk

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the

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rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Portfolio purchases, in the secondary market, inflation-protected securities whose principal values have been adjusted upward due to inflation since issuance, the Portfolio may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the markets for nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Mortgage Dollar Roll Transactions Risk

Mortgage dollar roll transactions are subject to the risk that the value of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price before the purchase is consummated. In addition, the Portfolio may incur higher transaction costs due to higher portfolio turnover. Mortgage dollar roll transactions may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Repurchase Agreement Risk

Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty to a repurchase agreement defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities, experience declines in the value of the underlying securities during the period in which the Portfolio seeks to assert its right to them, and lose all or a part of the income from the repurchase agreement.

Reverse Repurchase Agreement Risk

Reverse repurchase agreements involve the sale of securities held by the Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements are subject to market risk, credit and counterparty risk and leveraging risk. Reverse repurchase agreements involve the risks that (i) the interest income earned from the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Portfolio is required to repurchase them and (iv) the securities will not be returned in a timely manner or at all.

The Portfolio could lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio, including the value of the investments made with cash collateral, is less than the value of the securities.

The Portfolio’s use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not used reverse repurchase agreements, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in

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excess of the interest income earned from the investment of the proceeds of the reverse repurchase agreement. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, that buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s obligations to repurchase the securities and the Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in the Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Derivatives Risk

The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that the Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent the Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. The Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Certain derivatives transactions in which the Portfolio may engage may give rise to a form of leverage. Leveraging may cause the Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged, resulting in larger gains or losses in response to market conditions. Leveraging may also expose the Portfolio to losses in excess of the amounts invested or borrowed, as applicable. In addition, the transaction costs associated with transactions that give rise to leverage may exceed the Portfolio’s returns from those

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transactions, resulting in the Portfolio incurring losses or reduced gains. The use of leverage may cause the Portfolio to liquidate portfolio securities when it may not be advantageous to do so in order to satisfy its obligations or to meet asset segregation requirements.

Use of derivatives may subject the Portfolio to counterparty risk, which is the risk that a counterparty with whom the Portfolio has entered into a transaction fails to satisfy its obligation to the Portfolio in connection with that transaction. If the Portfolio engages in a transaction with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

The Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (the “CEA”), which means that it is not subject to regulation by the Commodity Futures Trading Commission (“CFTC”) under the CEA. A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, the Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If the Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would be required to comply with applicable CFTC regulations. Compliance with these regulations may increase the Portfolio’s operating expenses.

Additional government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Portfolio’s ability to enter into derivative transactions and would change the manner in which the Portfolio segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Portfolio more costly and less efficient and may require changes to the Portfolio’s investment strategies that may adversely affect the performance of the Portfolio or its ability to achieve its investment objectives.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO’S

INVESTMENT STRATEGIES

Investment Objective

The Portfolio’s stated investment objective can be changed without shareholder approval.

Investment Policies

The Portfolio has adopted policies that set, for example, minimum and maximum percentages of its assets to be allocated to certain types of investments. Unless otherwise indicated, all limitations apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

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For example, a change in the value of an investment or its credit rating after it is acquired does not create a violation of any policy to limit the Portfolio’s investment to a certain percentage of assets or issuers of a certain credit quality.

Selling Portfolio Securities

The Portfolio’s Subadviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive investment opportunities, when the issuer’s investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions or for other investment reasons.

Cash Management Strategies

Although the Portfolio will generally invest substantially all of its assets in accordance with its investment objectives and principal investment strategies, the Portfolio may, at times, hold a substantial amount of its assets in cash or short-term cash equivalents, such as money market instruments, money market funds or repurchase agreements, in order to satisfy redemptions or on a temporary basis while the portfolio managers look for suitable investment opportunities.

The percentage of the Portfolio’s assets invested in cash and short-term cash equivalents may vary and will depend on various factors, including market conditions and purchases and redemptions of Portfolio shares. Substantial holdings in cash or cash equivalents could reduce the magnitude of losses incurred by the Portfolio during periods of falling markets, while substantial holdings in cash or cash equivalents could cause the Portfolio to miss investment opportunities during periods of rising markets. The Portfolio’s investments in short-term cash equivalents, such as money market instruments, may be subject to credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise). To the extent permitted by its principal investment strategies and investment policies, the Portfolio may acquire shares of exchange-traded funds or invest in index futures contracts based on a relevant market index in an effort to maintain exposure to the market, but the Portfolio’s efforts to maintain market exposure in this manner may not be successful.

Additional Investment Strategies

In addition to its principal investment strategies, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in this Prospectus. More detailed information regarding the various types of securities that the Portfolio may purchase as well as other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are discussed in the SAI.

Portfolio Turnover

The Portfolio may engage in active and frequent trading of portfolio securities in an attempt to achieve its investment objective.

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Securities Lending

To realize additional income, the Portfolio may lend portfolio securities with a value of up to 33 1/3% of the Portfolio’s total assets, including any collateral received from the loans. At the time the Portfolio makes any loan of portfolio securities, the loan will be secured by collateral in an amount equal to or exceeding 102% of the current market value of the securities loaned (105% for foreign equity securities). The collateral the Portfolio receives will generally take the form of cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate by MetLife Advisers. The Portfolio may use any cash collateral it receives to invest in short-term investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, from time to time the value of the collateral received by the Portfolio may be less than the value of the securities on loan. The Portfolio will receive income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Impact of Purchases and Redemptions

The Portfolio, like all mutual funds, pools the investments of many shareholders. Actions by one shareholder or multiple shareholders may have an adverse impact on the Portfolio and on other shareholders. For example, large purchases or redemptions of the Portfolio’s shares may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. In addition, large inflows or outflows may cause the Portfolio to maintain higher levels of its assets in cash. Under certain market conditions, the maintenance of high levels of cash may adversely affect the Portfolio’s performance. Large purchases or redemptions by one shareholder or multiple shareholders, including regular asset rebalancing by one or more of the Trust’s Asset Allocation Portfolios for which the Portfolio serves as an underlying portfolio, also may increase portfolio expenses, which might adversely affect the Portfolio’s performance.

Cybersecurity

The Insurance Companies, the Portfolio and its service providers, such as MetLife Advisers, the Portfolio’s Subadviser, and the custodian and administrator to the Trust, use computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Insurance Companies, the Portfolio and its service providers, their systems, networks, or devices could potentially be breached. The Portfolio, its shareholders, and the Insurance Companies could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its NAV, impediments to trading, the inability of the Portfolio, the

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Insurance Companies, MetLife Advisers, the Portfolio’s Subadviser, and other service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs, as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

The Portfolio cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Portfolio, including the Insurance Companies.

Defensive Investment Strategies

Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market instruments or utilize other investment strategies that may be inconsistent with the Portfolio’s principal investment strategy. Temporary defensive investments generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper and repurchase agreements. The Subadviser may also invest in these types of instruments or hold cash while looking for suitable investment opportunities or to maintain liquidity. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an appreciation in the market or prevent the Portfolio from meeting its investment objective.

ADDITIONAL INFORMATION ABOUT MANAGEMENT

The Trust’s Board of Trustees is responsible for overseeing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust, including the investment strategies of the Portfolio. The Trustees also review the management of the Portfolio’s assets by the Subadviser. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Adviser

METLIFE ADVISERS, LLC, One Financial Center, Boston, Massachusetts 02111, an affiliate of MetLife, has overall responsibility for the general management and administration of the Portfolio. MetLife Advisers has contracted with the Subadviser to make the day-to-day investment decisions for the Portfolio. MetLife Advisers is responsible for overseeing the Subadviser and for making recommendations to the Board of Trustees relating to, as necessary, hiring and replacing subadvisers to the Portfolio. MetLife Advisers pays the fees of the Subadviser for the Portfolio. MetLife Advisers manages investment portfolios sold to Separate Accounts of MetLife to fund Contracts. These investment portfolios had assets of approximately $136.6 billion as of December 31, 2015.

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As compensation for its services to the Portfolio, MetLife Advisers receives monthly compensation at an annual rate of 0.55% of the average daily net assets of the Portfolio. For the period ended December 31, 2015, the Portfolio paid MetLife Advisers an investment advisory fee of 0.42% of the Portfolio’s average daily net assets.

A discussion regarding the basis of the decision of the Trust’s Board of Trustees to approve the management agreement with MetLife Advisers and the investment advisory agreement with the Subadviser is available in the Portfolio’s semiannual report which covers the period from May 1, 2015 to June 30, 2015.

The Subadviser

Under the terms of the agreement between the Subadviser and MetLife Advisers, the Subadviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Subadviser follows the investment policies set by MetLife Advisers and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Subadviser’s portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Subadviser. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed and the person’s ownership of securities in the Portfolio.

The Trust and MetLife Advisers have received an exemptive order from the Securities and Exchange Commission that permits MetLife Advisers, subject to certain conditions, and without the approval of shareholders to: (a) employ a new investment subadviser for the Portfolio pursuant to the terms of a new investment subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any investment subadvisory agreement in a way that would otherwise require the approval of shareholders; and (c) continue the employment of an existing subadviser on the same subadvisory contract terms where a contract has been terminated because of an assignment of the contract, including, potentially, a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including information concerning the new subadviser. Generally, the Portfolio’s Board of Trustees must approve any new subadvisory agreements implemented in reliance on the exemptive order. The Portfolio may not rely on the exemptive order with respect to subadvisers that are affiliated with MetLife Advisers.

MetLife Advisers pays the Subadviser a fee based on the Portfolio’s average daily net assets. The Portfolio is not responsible for the fees paid to the Subadviser. For the period ended December 31, 2015, MetLife Advisers paid to the Subadviser an investment subadvisory fee of 0.12% of the Portfolio’s average daily net assets.

TCW INVESTMENT MANAGEMENT COMPANY is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of December 31, 2015, TCW and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $180.7 billion under management or committed to management.

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Stephen M. Kane, Laird R. Landmann, Tad Rivelle and Bryan Whalen have each managed the Portfolio since its inception in 2015 and are jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. Kane is Group Managing Director of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since 2009. Previously, he was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC.

Mr. Landmann is Group Managing Director and Co-Director of Fixed Income of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since 2009. Previously, he was a portfolio manager and founding partner with Metropolitan West Asset Management, LLC.

Mr. Rivelle is Group Managing Director and Chief Investment Officer-Fixed Income of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since 2009. Previously, he was Chief Investment Officer, portfolio manager and a founding partner with Metropolitan West Asset Management, LLC.

Mr. Whalen is Group Managing Director of TCW, TCW Asset Management Company, Trust Company of the West and Metropolitan West Asset Management, LLC since 2009. Previously, he was a portfolio manager, partner and mortgage specialist with Metropolitan West Asset Management, LLC.

Distribution Plans

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”) and pursuant to the distribution plans, entered into a Distribution Agreement with MetLife Investors Distribution Company, located at 1095 Avenue of the Americas, New York, New York 10036. MetLife Investors Distribution Company is an affiliate of MetLife Advisers, and serves as distributor for the Trust.

Under the distribution plans, the Class B, Class C and Class E shares of a Portfolio each pay fees to compensate certain other parties for providing personal customer and account maintenance services related to the beneficial owners of the Class B, Class C and Class E shares of a Portfolio. These other parties may include the Insurance Companies (and their affiliates) and other broker-dealers and financial intermediaries. The fees under the distribution plans may also be used to reimburse the Trust’s distributor for sales, commissions and other distribution costs allocable to the Portfolios. Under the distribution plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% for Class B, up to 1.00% for Class C and up to 0.25% for Class E of the average daily net assets of the Portfolio allocated, as applicable, to Class B, Class C and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolio. The fee under the distribution plans for each applicable class of a Portfolio’s shares is calculated as a percentage of that Portfolio’s average daily net assets that are attributable to that class. Currently, the fee is charged at the annual rate of 0.25% for the Class B shares, 0.50% for the Class C shares (0.55% for certain Portfolios) and 0.15% for the Class E shares. The Portfolio may not offer shares of each class. Please see the “Portfolio Summary” section of

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this Prospectus to determine which share classes the Portfolio offers. The payment amount may be increased up to the maximum amount permitted by the distribution plans by the Trustees of the Trust without shareholder approval. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

The Separate Accounts of MetLife are the record owners of the Portfolio’s shares. Any reference to shareholders of the Portfolio in this Prospectus technically refers to those Separate Accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

MetLife solicits instructions from Contract owners when voting at meetings of shareholders. Any voting by MetLife as shareholder would therefore reflect the instructions of Contract owners. Neither the Securities and Exchange Commission nor MetLife requires any specific minimum percentage of Contract owners to provide instructions before MetLife may vote all of the shares attributable to Contract owners participating in a particular Separate Account (or investment division or sub-account thereof), including those from which no voting instructions were received, in the same proportion as the instructions received from Contract owners participating in that same account, division or sub-account (“echo voting”). MetLife seeks to obtain a reasonable level of participation given the particular voting trend. MetLife may use various methods of encouraging Contract owners to provide instructions, including additional solicitations. The practice of echo voting means that a minority of Contract owners may, in practice, determine whether a proposal passes or fails. Please see “Voting Rights” in your Contract prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Report to Policyholders

The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio’s composition and other information. An annual report, with audited information, will be sent to you each year.

Dividends, Distributions and Taxes

Dividends and Distributions

The Portfolio intends to distribute substantially all of its net investment income, if any, at least annually. All net realized long- or short-term capital gains of the Portfolio are also declared and distributed at least annually. Distributions are paid to MetLife’s Separate Accounts, and not to you, the Contract owner. Although the Separate Accounts may opt to

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receive distributions in cash, distributions are generally made in the form of additional shares. The result is that the Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

Taxes

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the Portfolio. This discussion is not intended as a discussion of the federal income tax consequences to you of purchasing and owning a Contract. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As such, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the Separate Accounts, in accordance with the timing requirements of the Code. Taxable income consists generally of net investment income and net realized capital gains. It is the Portfolio’s intention to distribute all of its income and gains so that the Portfolio will incur no federal income tax. If the Portfolio were to incur a liability for federal income tax, the investment performance of the Portfolio would be adversely affected.

Shares of the Portfolio are currently offered only to the Separate Accounts of MetLife. Separate Accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company generally pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. However, no attempt is made here to describe all of the tax consequences of an investment in the Portfolio to such shareholders. For further information concerning the taxation of the Insurance Companies and the Separate Accounts, please refer to the prospectus for the relevant Contract.

In order for Contract owners to receive the favorable tax treatment that is generally available to holders of variable annuity and variable life contracts, the Separate Accounts underlying those Contracts must comply with certain diversification requirements set forth in section 817(h) of the Code and the regulations thereunder. The Portfolio intends to maintain diversification that will enable Contracts to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. The section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets of a Separate Account underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as the Portfolio qualifies as a regulated investment company and shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio is and will be so owned. A failure by the Portfolio to satisfy the section 817(h) requirements, or to qualify as a regulated investment company in any taxable year, would generally cause the Contracts funded by the Portfolio to lose their favorable tax status and result in Contract holders being taxable on any income accrued under those Contracts for the current, prior and subsequent taxable years.

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In addition, the discussion herein is based on the assumption that the shares of the Portfolio will be regarded as owned by the Separate Accounts for federal income tax purposes. If the Internal Revenue Service finds that Contract owners have an impermissible level of “investor control” over the investment options underlying the Contracts, the advantageous tax treatment provided in respect of the Separate Accounts under the Code will no longer be available, and the person or persons determined to own the Portfolio shares will be currently taxed on Portfolio distributions and on the proceeds of a redemption of Portfolio shares under the applicable Code rules.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Sales and Purchases of Shares

Shares of the Trust are not sold directly to the public. Shares of the Trust are sold only to the Separate Accounts of MetLife to fund Contracts. Shares of the Trust could be offered to other Separate Accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the Separate Accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of a Contract. Purchase and redemption orders are effected, without a sales charge, at the next net asset value per share calculated for the Portfolio. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Portfolio is available as an investment option under a number of different variable insurance products, many of which do not limit the number of transfers among the available investment options. A large number of transfers could raise transaction costs for the Portfolio and could require MetLife Advisers or the subadviser to maintain increased cash reserves, which could harm performance in rising markets.

Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class B, Class C and Class E shares of a portfolio are subject to Rule 12b-1 fees paid as a percentage of average daily net assets, while Class A shares are not subject to Rule 12b-1 fees. (In addition, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if MetLife Advisers determines it is in the best interests of the Trust.

Disruptive Trading

The Trust’s Portfolios are designed for long-term investment. There are certain types of trading in shares of the Trust’s Portfolios that can be harmful to long-term investors (“Disruptive Trading”). Disruptive Trading includes the practice of “market timing,” which is

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trading designed to exploit pricing inefficiencies, and which can dilute the returns of long-term investors. The Trust is not intended for investment by market timers and will not knowingly accommodate market timing in its Portfolios. Disruptive Trading also includes trading large blocks of shares that generate sufficiently volatile cash flows to disrupt efficient portfolio management.

The Trust’s Board of Trustees has adopted certain procedures, described below, to discourage Disruptive Trading. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

The Trust requires that the Separate Accounts that invest in the portfolios have in place policies and procedures reasonably designed to detect and deter Disruptive Trading in the Separate Accounts by Contract owners. In addition, MetLife Advisers monitors cash flows of certain portfolios of the Trust identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to all portfolios of the Trust, conducts certain tests to help detect cash outflows or cash flow volatility that may be disruptive to a portfolio manager’s ability to manage the portfolios. If, based on such monitoring or based on reports from a subadviser, MetLife Advisers believes that a portfolio’s cash flows may reflect Disruptive Trading and it is appropriate given the context of the cash flow volatility (e.g., type of portfolio, amount of assets), MetLife Advisers will refer the matter to the appropriate Insurance Company or Companies.

Further, in accordance with Rule 22c-2 under the 1940 Act, the Trust has contracted with the Separate Accounts to enable it to request and receive information regarding transactions in the shares of the Trust’s portfolios and limit transactions that violate the Trust’s policies on Disruptive Trading.

If the Trust finds that any Insurance Company has in place inadequate policies and procedures, with respect to a particular Separate Account, to detect and deter Disruptive Trading in shares of the Portfolio and there is evidence of Disruptive Trading in that Separate Account, the Trust or the Portfolio may be discontinued as an investment option of that Separate Account. In such an event, all Contract owners of such Separate Account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

Limitations on the Trust’s Ability to Detect and Deter Market Timing and Other Forms of Disruptive Trading

The Portfolio is available as an investment option under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the Separate Accounts by contacting the Insurance Companies. The resulting purchases and redemptions of shares are made through omnibus accounts of the Insurance Companies. The right of an owner of such a variable Insurance product to transfer among sub-accounts is governed by a Contract between the Insurance Company and such owner. Many of these Contracts do not limit the number of transfers among the available portfolios that a Contract owner may make. The terms of these Contracts, the presence of financial intermediaries (including the Insurance Companies) between the Trust and Contract owners,

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the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust’s ability to detect and deter market timing and other forms of Disruptive Trading. Multiple tiers of such financial intermediaries may further compound the Trust’s difficulty in detecting and deterring such activities.

Risks Associated With Disruptive Trading Generally

While the Trust will try to detect and deter Disruptive Trading by utilizing the procedures described above, these procedures may not be successful in identifying or deterring Disruptive Trading. Contract owners that engage in Disruptive Trading activities may dilute the value of shares held by long-term investors. Cash flow volatility resulting from Disruptive Trading, especially involving large dollar amounts, may disrupt the portfolio manager’s ability to manage the Portfolio’s assets. Disruptive Trading may make it difficult for the Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate trading. Disruptive Trading may also cause disruption if it forces the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate redemption requests. In addition, Disruptive Trading may increase portfolio expenses. For example, the Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect performance.

Associated with an investment in a portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid, is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences (“price arbitrage”) and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those portfolios that invest significantly in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

If the Portfolio invests significantly in foreign securities, it may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time the Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as “time zone arbitrage”). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Portfolio calculates its net asset value. While there is no assurance, the Portfolio expects that the use of fair value pricing will reduce a market timer’s ability to engage in time zone arbitrage to the detriment of the Portfolio’s shareholders.

Share Valuation and Pricing

Net Asset Value

The net asset value per share of each class of the Portfolio is determined as of the close of regular trading on each day that the New York Stock Exchange (“NYSE”) is open (typically

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4:00 p.m. Eastern Time). The Portfolio’s shares will not be priced on days on which the NYSE is closed for trading. To the extent that the Portfolio’s assets are traded in other markets when the NYSE is closed, the value of the Portfolio’s assets may be affected on days when the Trust is not open for business. In addition, trading in some of the Portfolio’s assets may not occur when the Trust is open for business.

The price at which a purchase or redemption of Portfolio shares is effected is based on the next calculation of net asset value after the order is placed by the Insurance Company. The net asset value per share is calculated by dividing the class’s net assets by its number of outstanding shares.

Securities Valuation

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, pursuant to authorization of and subject to general oversight by the Board of Trustees of the Trust. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Equity securities are generally valued at their last quoted sale price or official closing price on the principal exchange for such security. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in registered open-end management investment companies are valued at reported net asset value per share. Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Options on securities, indices, or futures contracts that are traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of trading on those exchanges. Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques to determine the value of the contracts.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Trust’s Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Subject to the

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Board of Trustees’ oversight and procedures adopted by the Board of Trustees, the Board of Trustees will be assisted in its responsibility to determine the fair value of securities, for which current market quotations are not readily available or reliable, by a Valuation Committee of MetLife Advisers. Please see “Determination of Net Asset Value” in the SAI for further information about the valuation procedures applicable to the Portfolio.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Portfolio for the past five years (or the life of the Portfolio, if less than five years). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total return information does not reflect expenses associated with the Separate Accounts or the Contracts that an investor in the Portfolio may pay. Inclusion of these charges would reduce the total return figures for all periods shown. This information has been audited by Deloitte & Touche LLP, whose report with respect to the Portfolio, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.

TCW Core Fixed Income Portfolio

	Class A
	Period ended December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.08
Net realized and unrealized loss on investments	(0.13)

Total from investment operations	(0.05)

Net Asset Value, End of Period	$9.95

Total Return (%) (c)	(0.50	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(e)
Net ratio of expenses to average net assets (%) (f)	0.45	(e)
Ratio of net investment income to average net assets (%)	1.13	(e)
Portfolio turnover rate (%)	325	(d)(g)
Net assets, end of period (in millions)	$2,007.7

	Class B
	Period ended December 31, 2015(a)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) From Investment Operations
Net investment income (b)	0.07
Net realized and unrealized loss on investments	(0.12)

Total from investment operations	(0.05)

Net Asset Value, End of Period	$9.95

Total Return (%) (c)	(0.50	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(e)
Net ratio of expenses to average net assets (%) (f)	0.70	(e)
Ratio of net investment income to average net assets (%)	1.00	(e)
Portfolio turnover rate (%)	325	(d)(g)
Net assets, end of period (in millions)	$0.1

(a)	Commencement of operations was May 1, 2015.

(b)	Per share amounts based on average shares outstanding during the period.

(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.

(d)	Periods less than one year are not computed on an annualized basis.

(e)	Computed on an annualized basis.

(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements included in the Portfolio’s annual report for the period ended December 31, 2015).

(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 205% for the period ended December 31, 2015.

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FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semiannual Reports

Contain additional information about the Portfolio’s investments and performance. In the Trust’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. The Portfolio’s financial statements, including the notes to the financial statements, the financial highlights, and the report of the Portfolio’s independent registered public accounting firm, all of which are included in the Annual Report of the Trust for the fiscal year ended December 31, 2015, are all incorporated by reference herein and are legally considered to be a part of this Prospectus.

Statement of Additional Information (“SAI”)

Provides additional information about the Portfolio, including the Portfolio’s policies, investment restrictions, and business structure. The SAI is incorporated by reference herein and is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, other information about the Portfolio, or to make shareholder inquiries, contact:

Met Investors Series Trust

c/o MetLife Advisers, LLC

One Financial Center

Boston, Massachusetts 02111

1-800-638-7732

Free copies of the SAI and Annual and Semiannual Reports are available at the following website: www.metlife.com/variablefunds.

Information about the Portfolio, including the Annual and Semiannual Reports and SAI, may also be obtained from the Securities and Exchange Commission (“SEC”):

■	In person	Review and copy documents in the SEC’s Public Reference Room in Washington, D.C. (for information call 1-202-551-8090).

■	Online	Retrieve information from the EDGAR database on the SEC’s web site at: http://www.sec.gov.

■	By mail or e-mail	Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-1520 or by e-mailing the SEC at publicinfo@sec.gov.

SEC FILE # 811-10183

Statement of Additional Information

May 1, 2016

MET INVESTORS SERIES TRUST

AB Global Dynamic Allocation Portfolio

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

American Funds® Balanced Allocation Portfolio

American Funds® Growth Allocation Portfolio

American Funds® Growth Portfolio

American Funds® Moderate Allocation Portfolio

AQR Global Risk Balanced Portfolio

BlackRock Global Tactical Strategies Portfolio

BlackRock High Yield Portfolio

Clarion Global Real Estate Portfolio

ClearBridge Aggressive Growth Portfolio

Goldman Sachs Mid Cap Value Portfolio

Harris Oakmark International Portfolio

Invesco Balanced-Risk Allocation Portfolio

Invesco Comstock Portfolio

Invesco Mid Cap Value Portfolio

Invesco Small Cap Growth Portfolio

JPMorgan Core Bond Portfolio

JPMorgan Global Active Allocation Portfolio

JPMorgan Small Cap Value Portfolio

Loomis Sayles Global Markets Portfolio

Met/Aberdeen Emerging Markets Equity Portfolio (formerly, MFS® Emerging Markets Equity Portfolio)

Met/Artisan International Portfolio

Met/Eaton Vance Floating Rate Portfolio

Met/Franklin Low Duration Total Return Portfolio

Met/Templeton International Bond Portfolio

Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio)

MetLife Asset Allocation 100 Portfolio

MetLife Balanced Plus Portfolio

MetLife Multi-Index Targeted Risk Portfolio

MetLife Small Cap Value Portfolio

MFS® Research International Portfolio

Morgan Stanley Mid Cap Growth Portfolio

Oppenheimer Global Equity Portfolio

PanAgora Global Diversified Risk Portfolio

PIMCO Inflation Protected Bond Portfolio

PIMCO Total Return Portfolio

Pyramis® Government Income Portfolio

Pyramis® Managed Risk Portfolio

Schroders Global Multi-Asset Portfolio

SSGA Growth and Income ETF Portfolio

SSGA Growth ETF Portfolio

TCW Core Fixed Income Portfolio

T. Rowe Price Large Cap Value Portfolio

T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND

Baillie Gifford International Stock Portfolio

Barclays Aggregate Bond Index Portfolio

BlackRock Bond Income Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Large Cap Value Portfolio

BlackRock Ultra-Short Term Bond Portfolio (formerly, BlackRock Money Market Portfolio)

Frontier Mid Cap Growth Portfolio

Jennison Growth Portfolio

Loomis Sayles Small Cap Core Portfolio

Loomis Sayles Small Cap Growth Portfolio

Met/Artisan Mid Cap Value Portfolio

Met/Dimensional International Small Company Portfolio

Met/Wellington Balanced Portfolio (formerly, WMC Balanced Portfolio)

Met/Wellington Core Equity Opportunities Portfolio (formerly, WMC Core Equity Opportunities Portfolio)

MetLife Asset Allocation 20 Portfolio

MetLife Asset Allocation 40 Portfolio

MetLife Asset Allocation 60 Portfolio

MetLife Asset Allocation 80 Portfolio

MetLife Mid Cap Stock Index Portfolio

MetLife Stock Index Portfolio

MFS® Total Return Portfolio

MFS® Value Portfolio

MSCI EAFE® Index Portfolio

Neuberger Berman Genesis Portfolio

Russell 2000® Index Portfolio

T. Rowe Price Large Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio

Van Eck Global Natural Resources Portfolio

Western Asset Management Strategic Bond Opportunities Portfolio

Western Asset Management U.S. Government Portfolio

This Statement of Additional Information provides supplementary information pertaining to shares of 45 investment portfolios of Met Investors Series Trust (the “MIST Trust” and “MIST Portfolios”), and 30 investment portfolios of Metropolitan Series Fund (“MSF Trust” and “MSF Portfolios”), each an open-end management investment company. Collectively, the MIST Portfolios and the MSF Portfolios are referred to as the “Portfolios” and, individually, as a “Portfolio.” Collectively, the MIST Trust and the MSF Trust are referred to as the “Trusts.” This Statement of Additional Information is not a prospectus and should be read in conjunction with the Summary Prospectuses and the Prospectuses dated May 1, 2016, for, as applicable, the Class A, Class B, Class C, Class D, Class E, Class F and Class G shares of the Portfolios listed above.1 The Summary Prospectuses and the Prospectuses for the MSF Portfolios may be obtained by writing to MSF Trust at: Metropolitan Series Fund, c/o Metropolitan Life Insurance Company, Attn: Annuity Fulfillment Unit—MSF, 1600 Division Road, West Warwick, Rhode Island 02893, or by calling 800-638-7732. The Summary Prospectuses and Prospectuses for the MIST Portfolios may be obtained by writing to MIST Trust at: Met Investors Series Trust, One Financial Center, Boston, Massachusetts 02111, or by calling 800-638-7732.

The audited financial statements described in “Financial Statements” herein for the periods ended December 31, 2015, including the financial highlights, appearing in each Trust’s Annual Reports to Shareholders, filed electronically with the Securities and Exchange Commission (“SEC”) are incorporated by reference and made part of this document. The MIST Trust Annual Reports relating to the MIST Portfolios were filed on March 4, 2016 (File No. 811-10183) (Accession No. 0001193125-16-493230) and the MSF Trust Annual Reports relating to the MSF Portfolios were filed on March 4, 2016 (SEC File No. 811-03618) (Accession No. 0001193125-16-493276).

No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information, in the Summary Prospectuses or in the Prospectuses and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

Unless otherwise defined herein, capitalized terms have the meanings given to them in each Summary Prospectus and Prospectus.

[1]	Only certain of the MSF Portfolios currently offer Class D, Class F, and Class G shares. Only certain of the MIST Portfolios currently offer Class C shares.

INVESTMENT POLICIES

The investment objective(s) and principal investment strategies of each Portfolio are set forth in such Portfolio’s Prospectus and Summary Prospectus. There can be no assurance that a Portfolio will achieve its investment objective(s). Moreover, the value of your investment in a Portfolio may decrease if judgments by the Portfolio’s investment adviser or subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector, or about market movements, are incorrect. The information that follows sets out the investment policies of certain of the Portfolios. For more information about the investment policies of each Portfolio, see below under “Investment Restrictions” and “Investment Strategies and Risks” and the relevant Prospectus.

Except as otherwise indicated, each Portfolio’s investment objective(s) and policies set forth in such Portfolio’s Prospectus and this Statement of Additional Information (“SAI”) are not fundamental and may be changed without shareholder approval. For purposes of a Portfolio’s policy to invest at least 80% of its net assets in certain investments, net assets include the amount of any borrowings for investment purposes.

American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio and American Funds® Moderate Allocation Portfolio

Each of American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio and American Funds® Moderate Allocation Portfolio (each, an “American Allocation Portfolio” and, collectively, the “American Allocation Portfolios”) operates under a “fund of funds” structure, investing substantially all of its respective assets in funds of American Funds Insurance Series® (“AFIS”) and other funds within the American Fund family that are not part of AFIS (each, an “Underlying American Fund” and, collectively, the “Underlying American Funds”).

In addition to the fees directly associated with an American Allocation Portfolio, an investor in an American Allocation Portfolio will also indirectly bear the fees of the Underlying American Funds in which it invests. Each Underlying American Fund may have a different investment adviser who will use a separate set of investment strategies, exposing each Underlying American Fund to its own investment risks. For a list of the Underlying American Funds in which each American Allocation Portfolio may invest as of the date of this SAI, please see such Portfolio’s Prospectus.

Each American Allocation Portfolio invests in shares of the Underlying American Funds and its performance therefore is directly related to the ability of the Underlying American Funds to meet their respective investment objectives, as well as MetLife Advisers, LLC’s (the “Adviser”) allocation of each American Allocation Portfolio’s assets among the Underlying American Funds. Accordingly, each American Allocation Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying American Funds in direct proportion to the amount of assets each American Allocation Portfolio allocates to the Underlying American Funds utilizing such strategies.

In addition to investments in shares of the Underlying American Funds, the American Allocation Portfolios may invest directly in U.S. Government securities, money market securities, and repurchase agreements.

American Funds® Growth Portfolio

American Funds® Growth Portfolio (the “Feeder Portfolio”) operates as a “feeder fund,” which means that it does not buy investment securities directly. Instead, the Feeder Portfolio invests in a “Master Fund,” which, in turn, purchases investment securities. The Feeder Portfolio has substantially the same investment objective and limitations as the Master Fund. The Feeder Portfolio purchases Class 1 shares of the Growth Fund, a series of AFIS.

As a shareholder in the Master Fund, the Feeder Portfolio bears its proportionate share of the Master Fund’s expenses, including advisory and administration fees. The Feeder Portfolio may withdraw its entire investment from the Master Fund at any time the Adviser, subject to approval of the MIST Trust’s Board of Trustees, decides it is in the best interest of the shareholders of the Feeder Portfolio to do so.

The Board of Trustees of the Master Fund formulates the general policies of the Master Fund and meets periodically to review the Master Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Master Fund.

The investment policies and restrictions of the Master Fund are described in the statement of additional information for the Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUND IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

Baillie Gifford International Stock Portfolio

Although the Portfolio will not normally invest in the securities of U.S. issuers, it may make such investments. The Portfolio may make significant investments in securities of emerging market issuers, and the percentage of the Portfolio invested in emerging market issuers may exceed, under normal circumstances, the percentage of the MSCI All Country World ex-U.S. Index (the “Index”) represented by emerging market issuers by up to 15 percentage points. For example, if securities of emerging market issuers represent 25% of the value of the Index, the Portfolio could, under normal circumstances, invest up to 40% of its total assets in securities of emerging market issuers.

BlackRock Bond Income Portfolio

The Portfolio may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The types of high-quality instruments in which the Portfolio may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances of certain qualified financial institutions, and corporate commercial paper, which, at the time of purchase, are rated at least within the “A” major rating category by Standard & Poor’s Rating Services (“S&P”) or the “Prime” major rating category by Moody’s Investor Services, Inc. (“Moody’s”), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the “A” category by S&P or Moody’s.

Under normal market conditions, the Portfolio will not invest more than 10% of its assets in investment companies, including money market funds and exchange-traded funds (“ETFs”), including those managed by the Portfolio’s subadviser or its affiliates. To eliminate the duplication of advisory fees, BlackRock Advisors, LLC (“BlackRock”) has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment the Portfolio makes in an investment company advised by BlackRock. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

Securities Ratings Policies. When securities are rated by one or more Nationally Recognized Statistical Rating Organization (“NRSRO”), the Portfolio uses these ratings to determine credit quality. The Portfolio may invest in debt instruments that are split-rated; for example, rated investment grade by one NRSRO, but lower than investment grade by the other. Where an investment is split rated, the Portfolio may invest on the basis of the higher rating. Also, the Portfolio may invest in debt securities that are unrated. If a security is unrated, the Portfolio may assign it to a given category based on BlackRock’s credit research.

BlackRock Capital Appreciation Portfolio and BlackRock Large Cap Value Portfolio

The Portfolios may invest in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

The Portfolios may hold up to 100% of their assets in cash or high-quality debt securities for temporary defensive purposes. The types of high-quality instruments in which the Portfolios may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the “A” major rating category by S&P or the “Prime” major rating category by Moody’s, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the “A” category by S&P or Moody’s.

Under normal market conditions, the Portfolios will not invest more than 10% of their assets in both unaffiliated investment companies, including money market funds and ETFs, and those managed by the Portfolios’ subadviser or its affiliates. To eliminate the duplication of advisory fees, BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolios in an amount equal to any advisory fee it receives as a result of any investment the Portfolios make in an investment company advised by BlackRock. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolios.

Securities Ratings Policies. When securities are rated by one or more NRSROs, the Portfolios use these ratings to determine credit quality. The Portfolios may invest in debt instruments that are split rated; for example, rated investment grade by one NRSRO, but lower than investment grade by the other. Where an investment is split rated, the Portfolios may invest on the basis of the higher rating. Also, the Portfolios may invest in debt securities that are unrated. If a security is unrated, the Portfolios may assign it to a given category based on BlackRock’s credit research.

BlackRock Global Tactical Strategies Portfolio

The Portfolio operates under a “fund of funds” structure, investing a substantial portion of its assets in ETFs (“Underlying ETFs”). In addition to the fees directly associated with the Portfolio, an investor in the Portfolio will also indirectly bear the fees of the Underlying ETFs in which the Portfolio invests. For additional information about the Underlying ETFs, please see their respective summary prospectuses, prospectuses, and statements of additional information.

The Portfolio invests in shares of the Underlying ETFs and its performance, therefore, is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Portfolio’s subadviser’s allocation among the Underlying ETFs. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risk associated with the Underlying ETFs.

Information regarding the Portfolio’s investments is based on a look-through of the Underlying ETFs held by the tactical portion of the Portfolio. The Portfolio may also invest in equity and fixed income futures and other derivatives.

BlackRock High Yield Portfolio

Under normal market conditions, the Portfolio will not invest more than 10% of its assets in both unaffiliated investment companies, including money market funds and ETFs, and those managed by the Portfolio’s subadviser or its affiliates. To eliminate the duplication of advisory fees, BlackRock has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment the Portfolio makes in an investment company advised by BlackRock. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

BlackRock Ultra-Short Term Bond Portfolio

As described in the Portfolio’s Prospectus, the Portfolio normally invests at least 80% of its net assets in fixed income securities.

In determining how much of the Portfolio’s investments are in a given industry, securities issued by foreign governments are excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies, or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. “Asset-backed mortgages” include private pools of nongovernment-backed mortgages.

The Portfolio invests in securities maturing within 397 days or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Portfolio may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 60 days. However, the dollar-weighted average life to maturity of the Portfolio may be as long as 120 days because, among other things, certain variable rate debt instruments are considered, for purposes of calculating the Portfolio’s dollar-weighted average portfolio maturity, to mature sooner than when the principal amount of the debt must unconditionally be repaid. The Portfolio will invest no less than 20% of its net assets in weekly liquid assets.

In seeking to provide a high level of current income consistent with preservation of capital, the Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. The Portfolio, consistent with its investment objective, attempts to maximize income by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Portfolio may also invest to take advantage of what are believed to be temporary disparities in the yields of different segments of the high grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Portfolio, may result in frequent changes in the Portfolio’s investment portfolio of money market instruments. The value of the securities in the Portfolio’s investment portfolio can be expected to vary inversely to changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Portfolio could require the sale of portfolio investments at a time when a sale might not be desirable, resulting in a decline in the value of a shareholder’s investment in the Portfolio.

ClearBridge Aggressive Growth Portfolio

The Portfolio will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio’s net assets or if, as a result, more than 2% of the Portfolio’s net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange. The subadviser does not presently intend to utilize options or futures contracts and related options but may do so in the future.

Frontier Mid Cap Growth Portfolio

The Portfolio typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts, including emerging market securities. The Portfolio generally will not invest more than 25% of its total assets in foreign securities.

Goldman Sachs Mid Cap Value Portfolio

In addition to the instruments discussed in the Prospectus, the Portfolio may also invest in temporary defensive instruments, which generally include U.S. government securities, bank time deposits denominated in the currency of any major nation, commercial paper, repurchase agreements, bankers’ acceptances, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year, ETFs, other investment companies, and cash items.

Harris Oakmark International Portfolio

The subadviser does not presently intend to utilize options or futures contracts and related options but may do so in the future.

Jennison Growth Portfolio

The Portfolio may not invest more than 5% of its total assets in unattached warrants or rights.

Loomis Sayles Small Cap Core Portfolio and Loomis Sayles Small Cap Growth Portfolio

As described in each Portfolio’s Prospectus, the Portfolio normally invests at least 80% of its net assets in equity securities of companies with market capitalizations that fall, at the time of purchase, within the capitalization range of the Russell 2000® Index. The capitalization range of the Russell 2000® Index will vary due to the market value fluctuations of the stocks in the Index. The Russell 2000® Index is reconstituted annually, normally in June. Following this reconstitution, the capitalization range of the Russell 2000® Index may be significantly different than it was prior to the reconstitution.

Met/Dimensional International Small Company Portfolio

The investment strategy of the Portfolio involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by the subadviser, based on a variety of reasons. The subadviser may consider such factors as the free float of companies, momentum, trading strategies, liquidity management and profitability, as well as other factors determined to be appropriate by the subadviser given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Portfolio may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the Portfolio. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criteria if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting. Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions. Deviation from market capitalization weighting also may occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of the Portfolio’s assets, may be invested in money market instruments, thereby causing further deviation from market capitalization weighting. Block purchases of eligible securities may be made at what the subadviser views as opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the Portfolio. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of the Portfolio change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale. Country weights may be based on the total market capitalization of companies within each country.

The Portfolio may use currency forwards to facilitate the settlement of trades, repatriate currencies, and to exchange one currency for another.

Met/Franklin Low Duration Total Return Portfolio

The Portfolio will not invest more than 10% of its assets in emerging market equities. The Portfolio may invest up to 5% of its assets in securities rated lower than B by S&P or Moody’s.

MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Asset Allocation 80 Portfolio, and MetLife Asset Allocation 100 Portfolio

Each of MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, and MetLife Asset Allocation 80 Portfolio (each, a “MSF Allocation Portfolio” and, collectively, the “MSF Allocation Portfolios”), as well as MetLife Asset Allocation 100 Portfolio (“MIST Allocation Portfolio”) operate under a “fund of funds” structure, investing substantially all of their respective assets in other mutual funds advised by the Adviser or its affiliates (each, a “MetLife Underlying Portfolio” and, collectively, the “MetLife Underlying Portfolios”). Each MSF Allocation Portfolio and the MIST Allocation Portfolio are referred to individually as an “Allocation Portfolio” and collectively as the “Allocation Portfolios.”

In addition to the fees directly associated with an Allocation Portfolio, an investor in an Allocation Portfolio will also indirectly bear the fees of the MetLife Underlying Portfolios in which the Allocation Portfolio invests. Each MetLife Underlying Portfolio may have a different subadviser who will use a separate set of investment strategies, exposing each MetLife Underlying Portfolio to its own investment risks. For a list of the MetLife Underlying Portfolios in which each Allocation Portfolio may invest as of the date of this SAI, please see such Portfolio’s Prospectus. For more information about the investment strategies of the respective MetLife Underlying Portfolios, and the risks associated with those strategies, please refer to the MetLife Underlying Portfolios’ Prospectuses and to any information in this SAI relating to the particular MetLife Underlying Portfolio.

Each Allocation Portfolio invests in shares of the MetLife Underlying Portfolios and its performance therefore is directly related to the ability of the MetLife Underlying Portfolios to meet their respective investment objectives, as well as the Adviser’s allocation of the Allocation Portfolio’s assets among the MetLife Underlying Portfolios. Accordingly, each Allocation Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the MetLife Underlying Portfolios in direct proportion to the amount of assets each Allocation Portfolio allocates to the MetLife Underlying Portfolios utilizing such strategies.

In addition to investments in shares of the MetLife Underlying Portfolios, the Allocation Portfolios may invest directly in U.S. Government securities, money market securities and repurchase agreements.

MetLife Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio

The MetLife Balanced Plus Portfolio invests approximately 70% of its assets in shares of MetLife Underlying Portfolios, while the MetLife Multi-Index Targeted Risk Portfolio invests approximately 75% of its assets in shares of MetLife Underlying Portfolios.

In addition to the fees directly associated with the MetLife Balanced Plus Portfolio and the MetLife Multi-Index Targeted Risk Portfolio, an investor in either Portfolio will also indirectly bear the Portfolio’s portion of the fees of the MetLife Underlying Portfolios in which such Portfolio invests. Each MetLife Underlying Portfolio may have a different subadviser who will use a separate set of investment strategies, exposing each MetLife Underlying Portfolio to its own investment risks. For a list of the MetLife Underlying Portfolios in which each of MetLife Balanced Plus Portfolio and the MetLife Multi-Index Targeted Risk Portfolio may invest as of the date of this SAI, please see such Portfolio’s Prospectus. For more information about the investment strategies of the respective MetLife Underlying Portfolios, and the risks associated with those strategies, please refer to the MetLife Underlying Portfolios’ Prospectuses and to any information in this SAI relating to the particular MetLife Underlying Portfolio.

Each of MetLife Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio invests in shares of the MetLife Underlying Portfolios and its performance therefore is directly related to the ability of the MetLife Underlying Portfolios to meet their respective investment objectives, as well as the Adviser’s allocation among the MetLife Underlying Portfolios. Accordingly, the MetLife Balanced Plus Portfolio’s and the MetLife Multi-Index Targeted Risk Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the MetLife Underlying Portfolios in direct proportion to the amount of assets each Allocation Portfolio allocates to the MetLife Underlying Portfolios utilizing such strategies.

The MetLife Multi-Index Targeted Risk Portfolio may invest in municipal fixed-income securities that have a remaining maturity of 365 days or less and U.S. Government securities that have a remaining maturity of 365 days or less. The Portfolio may also invest in futures strategies, including: (1) stock index futures contracts, (2) bond futures contracts, and (3) U.S. Treasury futures contracts.

MFS® Research International Portfolio

The Portfolio will not invest more than 25% of its assets in emerging market securities.

MFS® Total Return Portfolio

The Portfolio may purchase and sell futures contracts on interest-bearing securities or indices thereof, or on indices of stock prices (such as the S&P 500 Index), to increase or decrease its portfolio exposure to common stocks or to increase or decrease its portfolio exposure to notes and bonds.

MFS® Value Portfolio

As a non-fundamental investment policy, the Portfolio may not purchase a call option or a put option if, immediately thereafter, the aggregate value of all call and put options then held would exceed 10% of its net assets.

Oppenheimer Global Equity Portfolio

At times, the Portfolio may seek to benefit from what the portfolio manager considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. This is an aggressive investment technique that may be considered to be speculative.

The Portfolio will not enter into swaps with respect to more than 25% of its total assets.

The Portfolio does not normally invest more than 5% of its total assets in debt securities. For purposes of this limitation, the term “debt securities” does not include securities convertible into common or preferred stock.

PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio

The Portfolios may make short sales of securities that they do not own. Also, each Portfolio will not invest more than 30% of its total assets in securities denominated in foreign currencies.

Pyramis® Managed Risk Portfolio

The Portfolio seeks to achieve its objective by investing approximately 80% of its assets in shares of mutual funds and exchange-traded funds offered by Fidelity Investments and exchange-traded funds offered by other sponsors (collectively, the “Pyramis Underlying Portfolios”). In addition to the fees directly associated with the Portfolio, an investor in the Portfolio will also indirectly bear the fees of the Pyramis Underlying Portfolios in which the Portfolio invests. Each Pyramis Underlying Portfolio uses a separate set of investment strategies, exposing each Pyramis Underlying Portfolio to its own investment risks. For a list of the Pyramis Underlying Portfolios in which the Portfolio invests as of the date of this SAI, please see the Portfolio’s Prospectus. For more information about the investment strategies of the respective Pyramis Underlying Portfolios, and the risks associated with those strategies, please refer to the Pyramis Underlying Portfolios’ Prospectuses and to any information in this SAI relating to the particular Pyramis Underlying Portfolio.

The Portfolio invests in shares of the Pyramis Underlying Portfolios and its performance therefore is directly related to the ability of the Pyramis Underlying Portfolios to meet their respective investment objectives, as well as the subadviser’s allocation among the Pyramis Underlying Portfolio. Accordingly, the Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Pyramis Underlying Portfolios in direct proportion to the amount of assets the Portfolio allocates to the Pyramis Underlying Portfolios utilizing such strategies. Together, Pyramis Underlying Portfolios and MetLife Underlying Portfolios are referred to as “Underlying Portfolios” in this SAI.

SSGA Growth ETF Portfolio and SSGA Growth and Income ETF Portfolio

Each of SSGA Growth ETF Portfolio and SSGA Growth and Income ETF Portfolio (each, an “ETF Portfolio” and, collectively, the “ETF Portfolios”) operates under a “fund of funds” structure, investing at least 80% of its net assets in Underlying ETFs. In addition to investments in shares of Underlying ETFs that are linked to an index, an ETF Portfolio may invest in other types of securities, including: Underlying ETFs or other pooled investments that do not track an index, but rather track specific commodities, sectors or countries (up to 10% of its net assets); other registered investment companies that are not ETFs, including exchange-traded notes (“ETNs); money market funds; and, for cash management purposes, repurchase agreements, U.S. Government securities, and money market securities. In addition to the fees directly associated with an investment in an ETF Portfolio, an investor in that Portfolio will also directly bear the fees of the Underlying ETFs or other investment companies in which the ETF Portfolio invests. For additional information about the investment policies and restrictions of the Underlying ETFs, please see their respective summary prospectuses, prospectuses and statements of additional information.

Each ETF Portfolio invests in shares of the Underlying ETFs, and its performance therefore is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the subadviser’s allocation of the ETF Portfolio’s assets among the Underlying ETFs. Accordingly, each ETF Portfolio’s investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as described in the Summary Prospectus and Prospectus, in direct proportion to the amount of assets each ETF Portfolio allocates to the Underlying ETFs utilizing such strategies.

T. Rowe Price Large Cap Growth Portfolio, T. Rowe Price Small Cap Growth Portfolio, T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio

Each Portfolio may not purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

Each Portfolio may invest in other investment companies advised by the Portfolio’s subadviser. The subadviser offers investment vehicles for the cash reserves of client accounts. The subadviser may choose to invest any available cash reserves in money market funds affiliated with the subadviser that have been established for the exclusive use of the subadviser’s family of mutual funds and other clients of the subadviser.

Each Portfolio may invest up to 25% of its total assets in the subadviser’s affiliated money market funds. They must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The subadviser’s affiliated money market funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance they will maintain a stable net asset value of $1.00 per share. To the extent a Portfolio invests in a subadviser’s affiliated money market fund, that Portfolio will not pay an advisory fee to the investment manager at T. Rowe Price but will bear its proportionate share of the expenses of the subadviser’s affiliated money market fund.

Each Portfolio may not invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the Portfolio would be invested in warrants.

Van Eck Global Natural Resources Portfolio

The term “natural resource companies” includes companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of their revenues from exploration, development, production, distribution or facilitation of processes relating to natural resources.

Since the market action of natural resources securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Natural resources securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including natural resources securities. The Portfolio may invest more than 50% of the Portfolio in any one of the above sectors. Natural resource investments may be volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

The Portfolio may invest up to 20% of its net assets in securities issued by other investment companies, including open-and closed-end funds and ETFs. The Portfolio may also invest in money market funds, but these funds are not subject to the 20% limitation. The Portfolio may invest in investment companies which are sponsored or advised by Van Eck Associates Corporation (“Van Eck”) and/or its affiliates (each, a “Van Eck Investment Company”). However, in no event will the Portfolio invest more than 5% of its net assets in any single Van Eck Investment Company. To eliminate the potential duplication of advisory fees, Van Eck has agreed to waive the subadvisory fee it receives for subadvising the Portfolio in an amount equal to any advisory fee it receives as a result of any investment in a Van Eck Investment Company by the Portfolio. In turn, the Adviser will waive its advisory fee in the same amount to pass the benefit of this waiver to the Portfolio.

The Portfolio may buy and sell commodity futures contracts, which may include futures on natural resources and natural resources indices.

The Portfolio will seek to meet the requirements of the Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”) to qualify as a regulated investment company, in order to prevent double taxation of the Portfolio and its shareholders and to preserve the tax-favored status of the variable life insurance and variable annuity contracts funded by the Portfolio. One of the requirements is that at least 90% of the Portfolio’s gross income be derived from dividends, interest, payment with respect to securities loans or gains from the sale or other disposition of stocks or other securities. Gains from commodity futures contracts and certain other transactions do not currently qualify as income for purposes of the 90% test. The extent to which the Portfolio may engage in such futures contract transactions and certain other transactions may be materially limited by this test. Please see the section “Federal Income Taxes” for more detailed discussion.

Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio

The Western Asset Management Strategic Bond Opportunities Portfolio may invest in fixed-and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions, in the form of participation in such Loans and assignments of all or a portion of such Loans from third parties. See “Loan Participations, Assignments and Other Direct Indebtedness” below.

Certain of the debt securities in which the Western Asset Management Strategic Bond Opportunities Portfolio may invest may be rated as low as “C” by Moody’s or “D” by S&P or, if unrated, determined by the subadviser to be of comparable quality to securities so rated. Securities rated below investment grade quality are considered high yield securities and are commonly known as “high yield debt” or “junk bonds.” See “High Risk, High Yield Debt Securities” below.

In addition, the Western Asset Management Strategic Bond Opportunities Portfolio may invest in securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities, and may also invest in preferred stocks, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, privately placed debt securities, stripped mortgage securities, zero coupon securities, and inverse floaters.

There is no limit on the value of the Western Asset Management Strategic Bond Opportunities Portfolio’s assets that may be invested in the securities of any one country or in assets denominated in any one country’s currency.

The Western Asset Management Strategic Bond Opportunities Portfolio may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supra-national entities. Supra-national entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (commonly called the “World Bank”), the European Coal and Steel Community, the Asian Development Bank, and the Inter-American Development Bank. Such supra-national-issued instruments may be denominated in multi-national currency units.

In order to maintain liquidity, the Western Asset Management Strategic Bond Opportunities Portfolio may invest up to 20% of its assets in high-quality short-term money market instruments, provided, however, that short-term investment in securities for the forward settlement of trades is not counted towards this 20% limit.

The Western Asset Management Strategic Bond Opportunities Portfolio’s subadviser has the discretion to select the range of maturities of the various fixed-income securities in which the Portfolio will invest. The weighted average maturity and the duration of the Portfolio may vary substantially from time to time depending on economic and market conditions.

Although the Western Asset Management Strategic Bond Opportunities Portfolio’s investment objective is to maximize total return consistent with the preservation of capital, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Western Asset Management Strategic Bond Opportunities Portfolio, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Western Asset Management Strategic Bond Opportunities Portfolio has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices. The Western Asset Management Strategic Bond Opportunities Portfolio’s use of reverse repurchase agreements and dollar rolls leads to higher portfolio turnover rates, which involve higher expenses.

With respect to the Western Asset Management U.S. Government Portfolio, any guarantee of the securities in which the Portfolio invests will apply only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying securities. In addition, any such guarantee will apply to the portfolio securities held by the Portfolio and not to the purchase of shares of the Portfolio.

Up to 10% of the assets of the Western Asset Management U.S. Government Portfolio may be invested in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated “investment grade” (i.e., securities that earn one of the top four ratings from Moody’s or S&P or any other NRSRO; or, if the securities are unrated, judged by the subadviser to be of similar quality), convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, and privately placed debt securities.

INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Summary Prospectuses and the Prospectuses. In addition to the Portfolios’ principal investment strategies discussed in the Prospectuses, each Portfolio, except an Allocation Portfolio, may engage in other types of investment strategies as described in this section. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio’s own investment restrictions as set forth in the Summary Prospectus, the Prospectus or this SAI.

Investment Practices

The following information relates to some of the investment practices in which certain of the Portfolios may engage. The table indicates which Portfolios may engage in each of these practices. A Portfolio may be subject to specific limitations on these investment practices, as stated under “Investment Policies” or “Investment Restrictions” or in such Portfolio’s Prospectus. The information below does not describe every type of investment, technique or risk to which a Portfolio may be exposed. Each Portfolio reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed under “Investment Restrictions.”

The Russell 2000® Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MSCI EAFE® Index Portfolio, and MetLife Stock Index Portfolio are collectively referred to as the “Equity Index Portfolios” and, together with the Barclays Aggregate Bond Index Portfolio, the “Index Portfolios.”

Investment Practices	Portfolios
Asset-Backed Securities, including Collateralized Debt Obligations

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Met/Dimensional International Small Company Portfolio

Bonds	All MIST Portfolios All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Brady Bonds

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than Equity Index Portfolios and Met/Dimensional International Small Company Portfolio

Capital Securities and Bank Capital Securities

All MIST Portfolios other than AQR Global Risk Balanced Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Met/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Collateralized Obligations	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Convertible Securities	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Credit Default Swaps

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Met/Dimensional International Small Company Portfolio

Credit Linked Notes

All MIST Portfolios other than AQR Global Risk Balanced Portfolio, Met/Artisan International Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Cyclical Opportunities	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios

Dollar Rolls	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than Baillie Gifford International Stock Portfolio and Met/Dimensional International Small Company Portfolio

Emerging Market Securities	All MIST Portfolios All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Equity Securities	All MIST Portfolios All MSF Portfolios other than Barclays Aggregate Bond Index Portfolio and BlackRock Ultra-Short Term Bond Portfolio

Eurodollar Futures and Options

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Met/Artisan International Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Met/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Event-Linked Instruments	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Met/Artisan International Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Exchange-Traded Grantor Trusts	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Exchange-Traded Notes	All MIST Portfolios All MSF Portfolios other than Met/Dimensional International Small Company Portfolio, the Index Portfolios, and Baillie Gifford International Stock Portfolio

Fixed-Income Securities	All MIST Portfolios All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Floaters	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Foreign Currency Transactions, including Currency Forward Contracts, Currency Futures and Currency Options	All MIST Portfolios All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio and Russell 2000® Index Portfolio

Foreign Equity Depositary Receipts	All MIST Portfolios All MSF Portfolios other than Barclays Aggregate Bond Index Portfolio and BlackRock Ultra-Short Term Bond Portfolio

Foreign Securities	All MIST Portfolios All MSF Portfolios

Forward Commitments, When-Issued and Delayed-Delivery Securities	All MIST Portfolios All MSF Portfolios

Investment Practices	Portfolios
High Yield, High Risk Debt Securities

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, Met/Dimensional International Small Company Portfolio, and Western Asset Management U.S. Government Portfolio

High Yield Foreign Sovereign Debt Securities

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than Equity Index Portfolios, BlackRock Ultra-Short Term Bond Portfolio, Met/Dimensional International Small Company Portfolio, and Western Asset Management U.S. Government Portfolio

Hybrid Instruments

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Met/Artisan International Portfolio (up to 10% of total assets for T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio)

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Met/Dimensional International Small Company Portfolio (up to 10% of total assets for T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio)

Illiquid Securities	All MIST Portfolios All MSF Portfolios

Inflation Indexed Bonds	All MIST Portfolios other than Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Indexed Securities	All MIST Portfolios All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Met/Dimensional International Small Company Portfolio

Interest Rate Transactions	All MIST Portfolios All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
Inverse Floaters

All MIST Portfolios other than AQR Global Risk Balanced Portfolio, Met/Artisan International Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, and Met/Dimensional International Small Company Portfolio

Investment Grade Corporate Debt Securities	All MIST Portfolios All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Loan Participations, Assignments and Other Direct Indebtedness

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, and Met/Dimensional International Small Company Portfolio

Money Market Securities	All MIST Portfolios All MSF Portfolios

Mortgage-Backed Securities, including Collateralized Mortgage Obligations

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Met/Dimensional International Small Company Portfolio

Mortgage Dollar Roll Transactions	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Municipal Fixed-Income Securities	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

New Securities	All MIST Portfolios All MSF Portfolios

Investment Practices	Portfolios
Obligations of Supra-national Agencies	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than Equity Index Portfolios and Met/Dimensional International Small Company Portfolio

Options and Futures Strategies	All MIST Portfolios All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Other Investment Companies (including Exchange-Traded Funds)	All MIST Portfolios All MSF Portfolios

Payment-in-Kind Securities

All MIST Portfolios other than AQR Global Risk Balanced Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Met/Dimensional International Small Company Portfolio

Portfolio Turnover	All MIST Portfolios All MSF Portfolios

Preferred Stocks	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios

Real Estate Investments (Real Estate Investment Trusts and Real Estate Operating Companies)	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Repurchase Agreements	All MIST Portfolios All MSF Portfolios

Reverse Repurchase Agreements	All MIST Portfolios All MSF Portfolios other than Baillie Gifford International Stock Portfolio

Rights and Warrants	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Rule 144A Securities and other Private Placement Securities	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios

Investment Practices	Portfolios
Securities Loans	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios

Senior Loans and Other Indebtedness	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Short Sales	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio

Special Situations	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios

Standby Commitment Agreements	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Stripped Mortgage Securities

All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio

All MSF Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Met/Dimensional International Small Company Portfolio

Structured Notes

All MIST Portfolios other than AQR Global Risk Balanced Portfolio

All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio, Equity Index Portfolios, and Met/Dimensional International Small Company Portfolio, except that BlackRock Ultra-Short Term Bond Portfolio and Equity Index Portfolios may invest in commodity-linked notes and credit-linked notes

Swaps, Caps, Floors, Collars, Etc.	All MIST Portfolios All MSF Portfolios other than BlackRock Ultra-Short Term Bond Portfolio and Met/Dimensional International Small Company Portfolio

Trade Claims	All MIST Portfolios other than AQR Global Risk Balanced Portfolio and Morgan Stanley Mid Cap Growth Portfolio All MSF Portfolios other than Met/Dimensional International Small Company Portfolio

Investment Practices	Portfolios
U.S. Government Securities	All MIST Portfolios All MSF Portfolios

Yankee Bonds and Eurobonds

All MIST Portfolios other than AQR Global Risk Balanced Portfolio

All MSF Portfolios other than Equity Index Portfolios, Baillie Gifford International Stock Portfolio, and Met/Dimensional International Small Company Portfolio

Zero Coupon Securities and Deferred Interest Bonds	All MIST Portfolios other than AQR Global Risk Balanced Portfolio All MSF Portfolios other than Equity Index Portfolios, and Met/Dimensional International Small Company Portfolio

Asset-Backed Securities, including Collateralized Debt Obligations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to asset-backed securities. Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life of asset-backed securities. A faster prepayment rate will shorten the average life and a slower prepayment rate will lengthen it.

The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

In the case of privately issued asset-backed securities, the Trusts take the position that such instruments do not represent interests in any particular industry or group of industries.

Bonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to one or more types of bonds. Bonds are fixed-or variable-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage-and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments, and other issuers to borrow money from investors. The issuer pays the investor a fixed- or variable-rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are “perpetual” in that they have no maturity date.

Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a Portfolio’s investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond when due. Credit risk can be affected by many factors, including adverse changes in the issuer’s own financial condition or in economic conditions.

Unless required by applicable law, a Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after the Portfolio purchases the security. Neither event would require the Portfolio to sell the debt security, but the Portfolio’s adviser or subadviser would consider such events in the determining whether the Portfolio should continue to hold it. See also “Fixed-Income Securities.”

Brady Bonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. See also “Fixed-Income Securities.”

Capital Securities and Bank Capital Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to capital securities, which are securities issued by a trust having as its only assets junior subordinated debentures of a corporation, typically a bank holding company (“Bank Capital Securities”). This structure provides tax advantages to a bank holding company while generally providing investors a higher yield than is offered by investing directly in a bank holding company’s subordinated debt.

Bank Capital Securities are issued by banks to help fulfill their regulatory capital requirements. Bank capital is generally, but not always, of investment grade quality. Some Bank Capital Securities take the form of trust preferred securities. Other Bank Capital Securities are commonly thought of as hybrids of debt and preferred stock and are often perpetual (with no maturity date), callable, and have a cumulative interest deferral feature. This feature, under certain conditions, allows the issuer bank to withhold payment of interest until a later date. However, such deferred interest payments generally earn interest.

Collateralized Obligations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to collateralized obligations. A Portfolio may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs, and other CDOs may charge management fees and administrative expenses.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust, CLO trust or the trust of another CDO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO, CLO or other CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs, and other CDOs may be characterized by the Portfolio as illiquid securities. However, an active dealer market may exist for CBOs, CLOs, and other CDOs, allowing a CDO to qualify for Rule 144A transactions. See “Rule 144A Securities and Other Private Placement Securities.” In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the Portfolios’ Summary Prospectuses and Prospectuses (e.g., interest rate risk and credit risk), CBOs, CLOs, and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Convertible Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to convertible securities. A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio’s investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any bonds, debentures, notes, preferred stock or other security that may be converted into common stock or that carries the right to purchase common stock. Convertible securities entitle the holder to convert or otherwise exchange the securities for common stock or other equity securities of the same issuer or a different issuer, at specified prices within a certain period of time.

Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. Investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, typically offer lower interest or dividend yields than non-convertible debt securities of similar quality because of the potential for capital appreciation.

Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio’s adviser or subadviser will consider such event in its determination of whether the Portfolio should continue to hold the securities. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities generally entail more risk than its debt obligations. In addition, convertible securities are often lower-rated securities than more senior debt obligations.

Credit Default Swaps

As set forth in the “Investment Practices” section, certain of the Portfolios may enter into credit default swap agreements. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Portfolio. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage because, in addition to its aggregate assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). A Portfolio’s risk of loss from credit and counterparty risk is mitigated in part by having a master netting agreement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio with a third party to cover the Portfolio’s exposure to the counterparty. Under a master netting agreement, all amounts with a counterparty are terminated and settled on a net basis if an event of default occurs. In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or earmark cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or earmarking will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio. Such segregation or earmarking will not limit the Portfolio’s exposure to loss.

In addition to using credit default swaps for hedging purposes, the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Met/Templeton International Bond Portfolio, Schroders Global Multi-Asset Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio may also use credit default swaps for other investment purposes.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus, and this SAI) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap, however, in applying certain of the Portfolios’ investment policies and restrictions the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolios’ other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines because such value reflects the Portfolio’s actual economic exposure during the term of the credit default swap. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Options on Credit Default Swap Agreements. The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Met/Templeton International Bond Portfolio, Pyramis® Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio may use options on credit default swaps for hedging and other investment purposes. An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Similar to a credit default swap, options on a credit default swap are traded over-the-counter and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Credit Linked Notes (“CLNs”)

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase CLNs. A CLN is an instrument in which a special purpose entity (the “Note Issuer”) issues a structured note that is intended to replicate a corporate bond or portfolios of corporate bonds.

The purchaser of the CLN invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to that of a highly rated asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the purchaser will receive payment equal to (1) the original par amount paid to the Note Issuer, if there was neither a default on the Reference Bond nor a restructuring of the issuer of the Reference Bond, or (2) the value of the Reference Bond, if there has been such a default or restructuring. Depending on the terms of the CLN, it is also possible that the purchaser may be required to take physical delivery of the Reference Bond in the event of a default or restructuring. In addition to being subject to the risks relating to the Reference Bond, the purchaser of a CLN may be subject to the credit risk of the Note Issuer. In addition, there may not be a secondary market for the CLN even though such a market exists for the Reference Board.

Cyclical Opportunities

As set forth in the “Investment Practices” section, certain of the Portfolios, such as the Oppenheimer Global Equity Portfolio, may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the adviser or subadviser believes they have growth potential. A Portfolio might sometimes seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Portfolio’s share prices.

Dollar Rolls

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in dollar roll transactions. In dollar roll transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon, and maturity) securities on a specified future date. During the roll period, a Portfolio would forgo principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price of the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on the records of the adviser or subadviser or with the Trust’s custodian, of cash or other liquid assets having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

Emerging Market Securities

Investments in emerging market securities involve special risks. Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political or economic stability characteristics of more developed countries. Certain of such countries in the past may have failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio’s investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio’s investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free-floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio’s securities are quoted would reduce the Portfolio’s net asset value.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio. Emerging market securities are subject to the risks associated with foreign securities. For a discussion of foreign securities, see “Foreign Securities” below.

Equity Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in equity securities, which generally represent an ownership interest in a company. The most common form of equity security in the United States is common stock of a corporation, but equity securities also include preferred stock, warrants, securities convertible into common or preferred stocks, and interests in partnerships and foreign entities. Different types of equity securities provide different voting and dividend rights in the event of the bankruptcy of the issuers. In general, equity securities are more volatile and risky than fixed-income securities. The prices of equity securities generally rise and fall in response to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular companies (news about the success or failure of a new product, for example). Therefore, the value of your investment in a Portfolio may sometimes decrease instead of increase. Certain equity securities may pay a dividend. A dividend is a payment made by a company to a shareholder that typically is based on the company’s performance. A dividend may be paid as cash or additional securities.

Investment Style Risk—Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing.

Generally, an adviser or subadviser considers a stock to be a growth stock if it expects the company’s earnings to grow more rapidly than earnings of other companies. An investment adviser or subadviser using a “growth” style of investing will be more likely than an adviser or subadviser using a “value” style to buy a stock that is considered relatively expensive, when compared to other stocks, in terms of traditional measures of stock valuation, such as the stock’s price to earnings ratio. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are stocks that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by a Portfolio’s adviser or subadviser may actually be appropriately priced or overvalued. Value-oriented funds will typically underperform when growth investing is in favor.

Market Capitalization Risk—Market capitalization is calculated by multiplying the total number of outstanding shares of an issuer by the market price of those shares. Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. The net asset value of each class of a Portfolio that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Eurodollar Futures and Options

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Event-Linked Instruments

As set forth in the “Investment Practices” section, certain of the Portfolios may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent upon, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the Portfolios may lose a portion or the entirety of principal invested in the bond or notional amount on a swap. Event-linked bonds often provide for an extension of maturity to process and audit loss claims when a trigger event has, or possibly has, occurred. An extension of maturity may increase the bond’s volatility. Event-linked exposure may expose the Portfolios to certain additional risks including credit and counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposure may also be subject to liquidity risk.

Exchange-Traded Grantor Trusts

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in exchange-traded grantor trusts (“ETGTs”). An ETGT is a trust comprised of a fixed basket of stocks or commodities, often representing a specific sector or industry. ETGTs are unmanaged, and once composed, their portfolios generally do not change. If a company originally owned by an ETGT is merged or fails, it is not replaced within the ETGT. This may result in a concentration of the ETGT’s holdings or a diversion from the ETGT’s initial industry or sector focus. Like ETFs, ETGTs are traded on an exchange. However, unlike ETFs, an investor in an ETGT holds the shares of the underlying stocks, retaining voting rights and dividend distributions. Further, ETGTs may be deconstructed, and the underlying stocks distributed to the owners. The risks involved in investing in an ETGT are the same as those associated with investing in the underlying stocks, including market risk, sector risk, concentration risk, performance risk, and risks associated with a lack of active management.

ETGTs are generally inexpensive to maintain and investors pay a transaction cost and an annual custody fee. However, because interests in ETGTs are sold only in round lots of 100, they are expensive for small investors. In addition, because of their often narrow focus, investments in ETGTs generally are not well suited for buy and hold strategies, but instead as short term, tactical investments.

Exchange-Traded Notes

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other financial institution. ETNs have a maturity date and are backed only by the credit of the issuer. The returns of ETNs are linked to the performance of a market benchmark or strategy, less investor fees. ETNs can be traded on an exchange at market price or held until maturity. The issuer of an ETN typically makes interest payments and a principal payment at maturity that is linked to the price movement of an underlying market benchmark or strategy.

An investment in an ETN involves risks, such as market risk, liquidity risk and counterparty risk. For example, the value of an ETN will change as the value of the underlying market benchmark or strategy fluctuates. The prices of underlying market benchmarks are determined based on a variety of market and economic factors and may change unpredictably, affecting the value of the benchmarks and, consequently, the value of an ETN. In addition, if the value of an underlying market benchmark decreases, or does not increase by an amount greater than the aggregate investor fee applicable to an ETN, then an investor in the ETN will receive less than its original investment in the ETN upon maturity or early redemption and could lose up to 100% of the original principal amount.

The issuer of an ETN may restrict the ETN’s redemption amount or its redemption date. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN.

Because ETNs are unsecured debt securities, they are also subject to risk of default by the issuing bank or other financial institution (i.e., counterparty risk). In addition, the value of an ETN may decline due to a downgrade in the issuer’s credit rating despite no change in the underlying market benchmark.

Fixed-Income Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in fixed-income securities. Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate and private issuers of various types. The maturity date is the date on which the borrower must pay back the borrowed amount, which is known as the principal. Some fixed-income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral to cover the issuer’s obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or upon the maturity of the security, as well as an obligation to repay the principal amount of the security at maturity. The rate of interest on fixed-income securities may be fixed or variable. Some securities pay a higher interest rate than the current market rate. An investor may have to pay more than the security’s principal to compensate the seller for the value of the higher interest rate. This additional payment is a premium.

Fixed-income securities are subject to credit risk, market risk and interest rate risk. Except to the extent values are affected by other factors such as developments relating to a specific issuer, generally the value of a fixed-income security can be expected to rise when interest rates decline and, conversely, the value of such a security can be expected to fall when interest rates rise. Some fixed-income securities also involve prepayment or call risk. Prepayment risk is the risk that the issuer will repay the principal on the security before it is due, thus depriving the fixed-income security’s holder, such as a Portfolio, of a favorable stream of future interest or dividend payments. The Portfolio could buy another security, but that other security might pay a lower interest rate. In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although a Portfolio would typically receive a premium if an issuer were to redeem a security, if an issuer were to exercise a “call option” and redeem the security during times of declining interest rates, the Portfolio may realize a capital loss on its investment if the security was purchased at a premium and the Portfolio may be forced to replace the called security with a lower yielding security.

Changes by NRSROs in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Portfolio’s net asset value.

Because interest rates vary, it is impossible to predict the income, if any, for any particular period for a Portfolio that invests in fixed-income securities. Fluctuations in the value of a Portfolio’s investments in fixed-income securities will cause the net asset value of each class of the Portfolio to fluctuate also.

Duration is an estimate of how much a bond fund’s share price will fluctuate in response to a change in interest rates. If interest rates rise by one percentage point, the share price of a bond fund with an average duration of five years would be expected to decline by about 5%. If rates decrease by a percentage point, the bond fund’s share price would be expected to rise by about 5%. The weights are the present values of each cash flow as a percentage of the present value of all cash flows. The greater the duration of a bond, the greater its percentage price volatility. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Only a pure discount bond—that is, one with no coupon or sinking-fund payments—has a duration equal to the remaining maturity of the bond, because only in this case does the present value of the final redemption payment represent the entirety of the present value of the bond. For all other bonds, duration is less than maturity.

The difference between duration and maturity depends on: (a) the size of the coupon, (b) whether or not there are to be sinking-fund payments, and (c) the yield-to-maturity represented by the bond’s current market value. The higher the coupon the shorter the duration. This is because the final redemption payment accounts for a smaller percentage of the bond’s current value. The higher the yield the shorter the duration. This is because the present values of the distant payments become less important relative to the present values of the nearer payments. A typical sinking fund reduces duration by about 1.5 years. For bonds with less than five years to maturity, duration expands rapidly as maturity expands. From 5 to 15 years remaining maturity, duration continues to expand as maturity lengthens, but at a considerably slower rate. Beyond 15 years’ maturity, increments to duration are quite small, and only a bond with very low (or no) coupon would have a duration of more than 15 years.

There is a close relationship between duration and the price sensitivity of a bond to changes in interest rates. For example, a bond with 10 years’ duration will decline (or rise) in price by approximately 5 percent when yield increases (or decreases) by one half percent. Similarly, a yield increase of 2 percent will produce a price decline of about 24 percent for a bond with 12 years’ duration; but the same 2 percent yield increase will produce a price decline of only some 10 percent for a bond with 5 years’ duration. This same relationship generally holds true for the duration and price of the entire portfolio of a Portfolio.

A Portfolio that may invest in debt securities will generally be able to invest in variable or floating-rate securities, which bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of a Portfolio’s investment in certain of these securities may depend on the Portfolio’s right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Portfolio at par or make payment on short notice to the Portfolio of unpaid principal and/or interest on the securities. These securities are subject to, among others, interest rate risk and credit risk.

The following constitutes a non-exhaustive description of the fixed-income securities that may be purchased by each Portfolio, some of which may only be used for investment for temporary defensive purposes, pending investment in other securities or for liquidity purposes. For additional information about specific types of fixed-income securities, see “Bonds,” “High Yield Foreign Sovereign Debt Securities,” “High Yield, High Risk Debt Securities,” “Inflation Indexed Bonds,” “Investment Grade Corporate Debt Securities,” “Municipal Fixed-Income Securities,” “U.S. Government Securities,” and “Yankee Bonds and Eurobonds.”

U.S. Government Securities

U.S. Government securities are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association (“GNMA”), the Farmers’ Home Administration, and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association (“Fannie Mae”).

Certificates of Deposit

Certificates of deposit are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

Bankers’ Acceptances

Bankers’ acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Commercial Paper

Commercial paper refers to promissory notes issued by corporations in order to finance their short-term credit needs. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed above in “Asset-backed Securities, including Collateralized Debt Obligations” would apply. Commercial paper is traded primarily among institutions. For a description of short-term debt obligation ratings, see Appendix A. Commercial paper may also be issued by foreign companies or banks or their U.S. affiliates.

Foreign Obligations

Foreign obligations are obligations of foreign branches of U.S. banks and other foreign securities that are subject to risks of foreign political, economic, and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by a Portfolio only when the Portfolio’s adviser or subadviser believes the risks are minimal.

Eurodollar Bank Obligations

Eurodollar bank obligations are obligations of foreign branches of foreign banks and foreign branches of U.S. banks.

Floaters

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in floaters. Floaters are fixed-income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under “Foreign Securities.”

Foreign Currency Transactions, including Currency Forward Contracts, Currency Futures, and Currency Options

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in foreign currency transactions. Foreign currency transactions include: (1) forward foreign currency exchange contracts, (2) foreign currency futures contracts, (3) put and call options on foreign currency futures contracts and on foreign currencies, (4) the purchase and sale of foreign currency on a spot (or cash) basis, and (5) currency swaps. These Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of a Portfolio’s assets and income to the extent the Portfolio holds securities or other assets that are denominated in that foreign currency. In addition, although a portion of a Portfolio’s investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio’s income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. Foreign currencies in which a Portfolio’s assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. A Portfolio may also be subject to the credit risk presented by another party (counterparty risk) to the extent it engages in transactions, such as forward foreign currency contracts, that involve a promise by the counterparty to honor an obligation to the Portfolio. If the Portfolio engages in transactions with a counterparty, the value of an investment in the Portfolio may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Certain of the Portfolios may invest in the following types of foreign currency transactions:

Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to gain exposure to a particular foreign currency or currencies as a part of its investment strategy, to protect against uncertainty in the level of future exchange rates, to facilitate the settlement of securities trades or to exchange one currency for another. The adviser or subadviser to a Portfolio may engage in foreign currency exchange transactions in connection with implementing the investment strategy of the Portfolio, the purchase and sale of portfolio securities (“transaction hedging”), and to protect the value of specific portfolio positions (“position hedging”).

A Portfolio may engage in “transaction hedging” to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to “lock in” the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”) and purchase and sell foreign currency futures contracts to gain exposure to a particular foreign currency or currencies as a part of its investment strategy or as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

A Portfolio may engage in “position hedging” to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when, in the opinion of the Portfolio’s adviser or subadviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio’s ability to engage in hedging and related option transactions may be limited by tax considerations.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (“CFTC”), such as the New York Mercantile Exchange. A Portfolio may enter into foreign currency futures contracts to gain exposure to a particular foreign currency or currencies as a part of its investment strategy or for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered by the Portfolio’s earmarking of liquid assets or by the segregation with the Trusts’ custodian of liquid assets, and such positions will be marked to market daily.

In addition to being used to gain exposure to a particular foreign currency or to enhance the Portfolio’s return, forwards may be used to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

Lock In. When the adviser or subadviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s holdings denominated in the currency sold.

Direct Hedge. If the adviser or subadviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the adviser or subadviser thinks that a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. The adviser or subadviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies, and such relationships can be very unstable at times.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or to increase exposure to a particular foreign currency.

At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of margin variation.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio’s adviser or subadviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors in foreign currency options may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Currency Swaps. A Portfolio may enter into currency swaps. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the swap transaction.

A Portfolio may also enter into currency swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the swap agreement, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. With respect to currency swaps entered into on a net basis, a Portfolio will accrue the net amount of excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate or earmark cash or assets determined to be liquid and having a value equal to the excess. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the adviser and sub advisers believe such obligations do not constitute “senior securities” under the 1940 Act and accordingly, the adviser and sub advisers will not treat them as being subject to a Portfolio’s borrowing restrictions under the 1940 Act.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an adviser or subadviser is incorrect in its forecasts of currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if currency swaps were not used.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus, and this SAI) swap agreements are generally valued by the Portfolio at market value.

The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

In addition to engaging in foreign currency transactions for hedging purposes, the AQR Global Risk Balanced Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Loomis Sayles Global Markets Portfolio, Met/Dimensional International Small Company Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Templeton International Bond Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio may enter into foreign currency transactions for other investment purposes.

Foreign Equity Depositary Receipts

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase foreign equity depositary receipts, including non-voting depositary receipts (“NVDRs”), which are instruments issued by a bank that represent an interest in equity securities held by arrangement with the bank, or issued by an affiliate of an exchange. These Portfolios may invest in EDRs, GDRs, International Depositary Receipts (“IDRs”) and NVDRs. In addition, these Portfolios may invest in ADRs, which represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs, GDRs, IDRs and NVDRs are receipts evidencing an arrangement with a non-U.S. bank, foreign stock exchange or foreign stock exchange affiliate similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs, GDRs and IDRs are not necessarily quoted in the same currency as the underlying security.

Foreign equity depositary receipts can be either “sponsored” or “unsponsored.” Sponsored foreign equity depositary receipts are issued by banks in cooperation with the issuer of the underlying equity securities. Unsponsored foreign equity depositary receipts are arranged without involvement by the issuer of the underlying equity securities. Less information about the issuer of the underlying equity securities may be available in the case of unsponsored foreign equity depositary receipts.

To the extent a Portfolio acquires foreign equity depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the receipts to issue and service such receipts (unsponsored), there may be an increased possibility that such Portfolio would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in foreign equity depositary receipts does not eliminate the risks inherent in investing in securities of non-U.S. issuers. The market value of foreign equity depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the foreign equity depositary receipts and the underlying securities are quoted. However, by investing in foreign equity depositary receipts, such as ADRs, that are quoted in U.S. dollars, a Portfolio may avoid foreign risks during the settlement period for purchases and sales.

Depositary Receipts are considered to be foreign securities, except that the BlackRock High Yield Portfolio, ClearBridge Aggressive Growth Portfolio and Goldman Sachs Mid Cap Value Portfolio do not

consider American Depositary Receipts listed on a U.S. exchange to be foreign securities. Additionally, the Jennison Growth Portfolio does not consider ADRs, American Depositary Shares or similar receipts and shares traded in U.S. markets to be foreign securities.

Foreign Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in or have exposure to foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurobonds, and Yankee bonds. A Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject a Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, reduction of governmental or central bank support, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments that could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. The imposition of such sanctions could impair the market value of the securities of such foreign issuers and limit a Portfolio’s ability to buy, sell, receive or deliver the securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio’s investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Foreign equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a “failed settlement,” which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although a Portfolio will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed-income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the World Bank, the Asian Development Bank, and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Foreign sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due, because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. Sovereign debtors also may be dependent on expected disbursements from other foreign governments or multinational agencies and the country’s access to, or balance of, trade. There is generally no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, it may ask for more time in which to pay, request additional loans or otherwise restructure its debt. Restructuring may include obtaining additional credit to finance outstanding obligations, reduction and rescheduling of payments of interest and principal, or negotiation of new or amended credit and security agreements. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments, and similar occurrences may happen in the future. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. For a discussion of foreign sovereign debt securities of European countries, see “Investment Strategies and Risks—Recent Events.”

Securities of companies domiciled in Canada, Puerto Rico, and the Caribbean Islands, if primarily traded in the U.S. securities markets, are generally not considered to be foreign securities. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Certain Portfolios may gain exposure to securities in certain foreign markets through investments in participation notes. Some countries, especially emerging markets countries, do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. The Portfolios may use participation notes to establish a position in such markets as a substitute for direct investment. Participation notes are issued by banks or broker-dealers and are designed to track the return of a particular underlying equity or debt security, currency or market. An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the participation note’s performance may differ from the underlying security’s performance. While the holder of a participation note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. In addition, participation notes are generally traded over-the-counter and are subject to counterparty risk. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. There is also no assurance that there will be a secondary trading market for a participation note or that the trading price of a participation note will equal the value of the underlying security. Additionally, issuers of participation notes and the calculation agent may have broad authority to control the foreign exchange rates related to the participation notes and discretion to adjust the participation note’s terms in response to certain events.

Eurodollar and Yankee dollar bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) bank obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers. See also “Fixed-Income Securities—Foreign Obligations”

Forward Commitments, When-Issued, and Delayed Delivery Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them for its portfolio (or for delivery pursuant to options contracts it has entered into), but may enter into a separate agreement to sell the securities before the settlement date if its adviser or subadviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio will segregate or earmark cash or liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield.

High Yield, High Risk Debt Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in high yield, high risk debt securities. Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody’s, BB or B by S&P or BB or B by Fitch Ratings (“Fitch”) (commonly known as “junk bonds”), may be subject to certain risks with respect to the issuing entity’s ability to make scheduled payments of principal and interest, and also may be subject to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed-income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed-income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the adviser or subadviser’s own credit analysis.

Lower quality fixed-income securities are affected by the market’s perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed-income securities is generally less liquid than the market for investment grade fixed-income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio’s portfolio securities for purposes of determining the Portfolio’s net asset value.

A Portfolio may invest in high yield debt securities that are rated C or below (sometimes referred to as “distressed securities”). Distressed securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of such securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of such securities may be more complex than for issuers of higher quality debt securities. These securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. If an issuer of such securities defaults, in addition to risking payment of all or a portion of interest and principal, a Portfolio by investing in such securities, may incur additional expenses to seek recovery of its investment.

In determining suitability of investment in a particular unrated security, the adviser or subadviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

High Yield Foreign Sovereign Debt Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in high yield foreign sovereign debt securities, which are typically issued by foreign sovereign obligors in developing or emerging market countries. Such countries’ ability to pay principal and interest may be adversely affected by many factors, including high rates of inflation, high interest rates, currency exchange rate fluctuations or difficulties, political uncertainty or instability, the country’s cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund (the “IMF”), the World Bank and other international agencies, the obligor’s balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a foreign sovereign obligor to obtain sufficient foreign exchange to service its external debt.

If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

A Portfolio may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds. See “Brady Bonds.”

Investments in High Yield Foreign Sovereign Debt Securities are subject to risks similar to investments in “High Yield, High Risk Debt Securities.” See also “Fixed-Income Securities.”

Hybrid Instruments

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “Underlying Assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rate. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio.

Equity-linked debt securities are a type of hybrid instrument. At maturity, an equity-linked debt security of an issuer is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer’s common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer’s common stock might not be as high as the adviser or subadviser expected.

Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the adviser or subadviser to the Portfolios, other than the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio and Pyramis® Government Income Portfolio, do not anticipate that such investments will exceed 5% (10% with respect to T. Rowe Price Large Cap Growth Portfolio, T. Rowe Price Large Cap Value Portfolio, T. Rowe Price Mid Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio) of each Portfolio’s total assets.

Illiquid Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest up to 15% (5% in the case of BlackRock Ultra-Short Term Bond Portfolio) of their net assets in “illiquid securities,” that is, securities which in the opinion of the adviser or subadviser may not be resalable at the price at which the Portfolio is valuing the security, within seven days, except as qualified below. Illiquid securities include securities whose disposition is restricted by federal securities laws (other than Rule 144A securities deemed liquid by the Portfolio’s adviser or subadviser) and certificates of deposit and repurchase agreements of more than seven days duration or any time deposit with a withdrawal penalty. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio is in a position where more than 15% (5% in the case of BlackRock Ultra-Short Term Bond Portfolio) of the value of its net assets are invested in illiquid assets, the Portfolio is not required to immediately sell any illiquid securities if to do so would not be, in the adviser or subadviser’s opinion, in the best interest of the Portfolio’s shareholders.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Further, certain securities, once sold, may not settle for an extended period (for example, several weeks or even longer). A Portfolio will not receive its sales proceeds until that time, which may constrain the Portfolio’s ability to meet its obligations (including obligations to redeeming shareholders). A Portfolio may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of the adviser or subadviser may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Limited Partnership and Limited Liability Company Interests. Certain Portfolios may invest in limited partnerships. A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership. Certain Portfolios may invest in limited liability company interests to the same extent they invest in limited partnership interests. Limited liability company interests have similar characteristics as limited partnership interests.

Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed through to its limited partners, such as the Portfolios, who include their pro rata share of the partnership’s income and expenses in their own taxes. This pass-through may potentially cause non-compliance by the Portfolios with certain tax laws and regulations to which the Portfolios are subject, and subject them to penalties under the tax laws, including possible loss of their own pass-through treatment under Subchapter M of the Internal Revenue Code of 1986. Limited partnership units are typically illiquid and subject to contractual transfer restrictions; thus a Portfolio will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. Certain decisions that could adversely affect the Portfolios, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners. A Portfolio also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When a Portfolio makes an investment in a limited partnership, it typically signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Portfolio must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

Publicly traded partnerships (“PTP”) and master limited partnerships (“MLPs”) are generally limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange or are readily tradable on a secondary market (or its substantial equivalent). In addition to the risks associated with the underlying assets and exposures within a PTP or an MLP, a Portfolio’s investments in PTPs and MLPs are subject to other risks. The value of a PTP or an MLP will depend in part upon specialized skills of the PTP’s or MLP’s manager, and a PTP or an MLP may not achieve its investment objective. A PTP, MLP and/or its manager may lack, or have limited, operating histories. A Portfolio will be subject to its proportionate share of a PTP’s or an MLP’s expenses. A PTP or an MLP may be subject to a lack of liquidity and may trade on an exchange at a discount or a premium to its net asset value. Unlike ownership of common stock of a corporation, a Portfolio would have limited distribution rights in connection with its investment in a PTP or an MLP.

MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The fees that MLPs charge for transportation of oil and gas products through their pipelines are subject to government regulation, which could negatively impact the revenue stream. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs. These include the risk of environmental incidents, terrorist attacks, demand destruction from high commodity prices, proliferation of alternative energy sources, and inadequate supply of external capital. There are also certain tax risks associated with investment in MLPs. The benefit derived from a Portfolio’s investment in MLPs is somewhat dependent on the MLP being treated as a partnership for federal income tax purposes, so any change to this status would adversely affect the price of MLP units. Historically, a substantial portion of the gross taxable income of MLPs has been offset by tax losses and deductions reducing gross income received by investors, and any change to these tax rules would adversely affect the price of an MLP unit.

Private Investment in Public Equity. Certain Portfolios may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Portfolio cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Inflation-Indexed Bonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury (“TIPS”) have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Indexed Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short- to intermediate-term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument. See also “Fixed-Income Securities.”

Interest Rate Transactions

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in interest rate transactions, which include: (1) interest rate swaps, (2) puts and call options on interest rate swaps, (3) interest rate caps and floors, (4) interest rate futures contracts, and (5) put and call options on interest rate futures contracts.

Interest Rate Swaps and Related Caps and Floors

Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio may use these transactions for a variety of purposes, including hedging, but also for purposes of income enhancement and market exposure. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Inasmuch as these swaps, caps, and floors are entered into for good faith hedging purposes, the adviser or subadvisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least “A” by Standard & Poor’s, Moody’s or Fitch or has an equivalent rating from another NRSRO or is determined to be of equivalent credit quality by the adviser or subadviser. For a description of the NRSROs and their ratings, see Appendix A. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

A Portfolio’s risk of loss from credit and counterparty risk arising from a swap is mitigated in part by having a master netting agreement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio with a third party to cover the Portfolio’s exposure to the counterparty. Under a master netting agreement, all amounts with a counterparty are terminated and settled on a net basis if an event of default occurs. In addition, with respect to swaps, a Portfolio will accrue the net amount of excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio’s net obligations, if any.

In addition to using interest rate swaps for hedging purposes, AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Templeton International Bond Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Pyramis® Government Income Portfolio, Pyramis® Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio may use interest rate swaps for other investment purposes.

For purposes of applying a Portfolio’s investment policies and restrictions (as stated in the Summary Prospectus, the Prospectus, and this SAI) swap agreements are generally valued by the Portfolio at market value. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Options on Interest Rate Swap Agreements. The AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, BlackRock Bond Income Portfolio, JPMorgan Global Active Allocation Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Templeton International Bond Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Pyramis® Government Income Portfolio, Pyramis® Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio may each purchase or sell options on interest rate swaps for hedging and other investment purposes. An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

Purchase and Sale of Interest Rate Futures Contracts. A Portfolio may purchase and sell interest rate futures contracts on fixed-income securities or indices of such securities, including municipal indices and any other indices of fixed-income securities that may become available for trading, either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio’s average yield as a result of the shortening of maturities.

The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio’s short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio’s investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

A Portfolio will enter into interest rate futures contracts that are traded on national or foreign futures exchanges and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act (“CEA”) by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the Marché à Terme International de France, and in Tokyo at the Tokyo Stock Exchange.

With respect to interest rate futures contracts that are not legally required to “cash settle,” a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to interest rate futures contracts that are required to cash settle, however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the Portfolio’s daily marked to market (net) obligation, if any (in other words, the Portfolio’s daily net liability, if any), rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled interest rate futures contracts, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the interest rate futures contract.

Options on Interest Rate Futures Contracts. A Portfolio may purchase and write call and put options on interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on interest rate futures, rather than selling futures contracts, in anticipation of a rise in interest rates or purchase call options or write put options on interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of debt securities that the Portfolio intends to purchase.

In connection with transactions in interest rate futures and related options on such futures, a Portfolio will be required to deposit as “initial margin” an amount of cash and short-term U.S. Government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as “variation margin”) are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

In addition to purchasing or selling options on interest rate/bond futures contracts for hedging purposes, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Templeton International Bond Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Schroders Global Multi-Asset Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio may also purchase or sell options on interest rate/bond futures for other investment purposes.

Inverse Floaters

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in inverse floaters. An inverse floater is a type of instrument that bears a floating or variable interest rate that moves in the opposite direction to interest rates generally or the interest rate on another security or index. Changes in interest rates generally, or the interest rate of the other security or index, inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater’s price will be considerably more volatile than that of a fixed-rate bond. Brokers typically create inverse floaters by depositing an income-producing instrument, which may be a mortgage-backed security, in a trust. The trust in turn issues a variable rate security and inverse floaters. The interest rate for the variable rate security is typically determined by an index or an auction process, while the inverse floater holder receives the balance of the income from the underlying income-producing instrument less an auction fee. The market prices of inverse floaters may be highly sensitive to changes in interest rates and prepayment rates on the underlying securities, and may decrease significantly when interest rates increase or prepayment rates change. Inverse floaters may not be as liquid as other securities in which the Portfolios may invest.

Investment Grade Corporate Debt Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in investment grade corporate debt securities. Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See Appendix A for a description of the various securities ratings.

Securities ratings represent the opinions of credit rating agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of securities. Securities ratings generally will be used by a Portfolio as one criterion for the selection of debt securities. A Portfolio also will rely upon the independent advice of its adviser or subadviser to evaluate potential investments. Among the factors that a Portfolio’s adviser or subadviser may consider are the long-term ability of an issuer to pay principal and interest and general economic trends. See also “Fixed-Income Securities.”

Loan Participations, Assignments, and Other Direct Indebtedness

As set forth in the “Investment Practices” section, certain of the Portfolios may invest a portion of their assets in loan participations (“Participations”) and other direct claims against a borrower. By purchasing a Participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the Portfolio’s having a contractual relationship only with the lender, not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, the value of any collateral from a secured loan may decline, and there is no assurance that the liquidation of collateral would satisfy the corporate borrowers’ obligation or that the collateral can be liquidated.

These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which the Portfolio would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio will acquire Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the adviser or subadviser to be creditworthy.

The liquidity of such agreements will be determined by a Portfolio’s adviser or subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security, and (5) the nature of the marketplace for trades and other factors, if any which the adviser or subadviser deems relevant to determining the existence of a trading market for the Participations.

Money Market Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in money market securities. Money market securities in which a Portfolio may invest include U.S. Government securities, U.S. dollar denominated instruments (such as bankers’ acceptances, commercial paper, domestic or Yankee certificates of deposit, and Eurodollar bank obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches, as well as banks controlled by non-U.S. holding companies. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

Other money market securities in which a Portfolio may invest include certain variable- and floating-rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for certain of these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes, including municipal variable rate demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a NRSRO. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

Generally, a Portfolio will invest only in high quality money market instruments, i.e., securities that have been assigned the highest quality ratings by NRSROs such as “A-1” by Standard & Poor’s, “Prime-1” by Moody’s or “F1” by Fitch, or if not rated, determined to be of comparable quality by the Portfolio’s adviser or subadviser.

The following Portfolios may invest in money market instruments rated “A-3” by Standard & Poor’s, “Prime-3” by Moody’s and “F3” by Fitch, or if not rated, determined to be of comparable quality by the Portfolio’s adviser or subadviser:

•	AB Global Dynamic Allocation

•	Allianz Global Investors Dynamic Multi-Asset Plus

•	BlackRock Global Tactical Strategies

•	ClearBridge Aggressive Growth

•	Goldman Sachs Mid Cap Value may invest in money market instruments rated “A-2” by Standard & Poor’s, “Prime-2” by Moody’s and “F2” by Fitch.

•	Harris Oakmark International

•	Invesco Balanced-Risk Allocation

•	Invesco Mid Cap Value

•	JPMorgan Global Active Allocation

•	JPMorgan Small Cap Value

•	Loomis Sayles Global Markets

•	Met/Eaton Vance Floating Rate

•

Met/Templeton International Bond generally will only invest in money market instruments rated “Prime-1” or “Prime-2” by Moody’s, “A-1” or “A-2” by Standard & Poor’s or “F1” by Fitch or issued by companies having an outstanding debt issue currently rated “Aaa” or “Aa” by Moody’s, “AAA” or “AA” by Standard & Poor’s or “AAA” or “AA” by Fitch.

•	MetLife Balanced Plus

•	PanAgora Global Diversified Risk

•	PIMCO Inflation Protected Bond

•	PIMCO Total Return

•	Pyramis® Government Income

•	Pyramis® Managed Risk

•

TCW Core Fixed Income may invest in commercial paper rated within the two highest ratings categories by S&P or Moody’s or, if not rated, that is determined by the Adviser or TCW to be of comparable quality.

•	T. Rowe Price Large Cap Value (up to 10%)

Mortgage-Backed Securities, including Collateralized Mortgage Obligations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in mortgage-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain of the Portfolios may invest in collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Certain of the Portfolios may invest in To Be Announced (“TBA”) Mortgage Securities, which are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or “tranches”), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

A Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-backed securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with its investment objectives and policies, a Portfolio may invest in various tranches of CMO bonds, including support bonds.

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities, such as those issued by Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. For purposes of this section, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal and interest by the U.S. Treasury, but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac were placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. The conservatorship has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether Fannie Mae or Freddie Mac will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. The FHFA, as conservator, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, the U.S. Treasury took certain temporary actions in connection with the conservatorship, including entering into a contractual arrangement (each a “Senior Preferred Stock Purchase Agreement”) with each of Fannie Mae and Freddie Mac under which, if FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The aggregate amount that may be contributed under each Senior Preferred Stock Purchase Agreement may not exceed the greater of (a) $200 billion, or (b) $200 billion plus the cumulative total of amount due under the Senior Preferred Stock Purchase Agreement determined for calendar quarters in calendar years 2010, 2011, and 2012, less the amount by which the recipient’s (Fannie Mae or Freddie Mac, as the case may be) total assets exceed its total liabilities determined as of December 31, 2012. Fannie Mae and Freddie Mac are dependent upon the continued support of the U.S. Treasury and the FHFA in order to continue operating their businesses.

It is not known when or how the conservatorships will be terminated or what changes to Fannie Mae’s and Freddie Mac’s business structures will be made during or following the termination of the conservatorships. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted on July 21, 2010 (the “Dodd-Frank Act”), required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships, including such options as the gradual winding-down and liquidation of Fannie Mae and Freddie Mac or the privatization of such entities. On February 11, 2011, the Treasury and the U.S. Department of Housing and Urban Development released their report to Congress on reforming America’s housing finance market. The report provides that the Obama Administration will work with FHFA to determine the best way to responsibly reduce Fannie Mae’s and Freddie Mac’s role in the market and ultimately wind down both institutions.

On February 18, 2009, the Obama Administration announced the Making Home Affordable Plan (formerly the Homeowner Affordability and Stability Plan). Among the provisions were the following: (i) an initiative to allow mortgages currently owned or guaranteed by Fannie Mae and Freddie Mac to be refinanced without obtaining additional credit enhancement beyond that already in place for that loan; and (ii) an initiative to encourage modifications of mortgages for both homeowners who are in default and those who are at risk of imminent default, through various government incentives to servicers, mortgage holders and homeowners. To the extent that servicers and borrowers of Fannie Mae and Freddie Mac participate in these programs in large numbers, it is likely that the costs incurred by Fannie Mae and Freddie Mac associated with modifications of loans, servicer and borrower incentive fees and the related accounting impacts will be substantial.

Although some of these programs are designed to protect holders of the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac, no assurance can be given that the initiatives described above will be successful. The obligations of Fannie Mae and Freddie Mac are neither insured nor guaranteed by the United States and do not constitute a debt or obligation of the United States or any agency thereof other than Fannie Mae and Freddie Mac.

The value of mortgage-backed securities may change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower’s credit standing and repayment history. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. In addition, the risk of default by borrowers is greater during times of rising interest rates and/or unemployment rates. The risk of default is generally higher in the case of mortgage pools that include subprime mortgages. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Mortgage Dollar Roll Transactions

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in mortgage dollar roll transactions. Mortgage dollar rolls are transactions in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the adviser or subadviser’s ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will segregate or earmark cash or other liquid assets until the settlement date in an amount equal to the forward purchase price.

Municipal Fixed-Income Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in municipal fixed-income securities. A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works including residual interest bonds. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

Municipal bonds are mainly divided between “general obligation” and “revenue” bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer’s general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer’s taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by a particular project or facility.

A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue’s size, maturity date and rating. Municipal bonds are rated by Standard & Poor’s, Moody’s and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio’s adviser or subadviser would consider such events in determining whether the Portfolio should continue to hold it.

The ability of a Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio’s ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio’s adviser or subadviser may lack sufficient knowledge of an issue’s weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by a Portfolio. If such legislation were passed, the Trusts’ Boards of Trustees may recommend changes in the Portfolio’s investment objectives and policies. See “Fixed-Income Securities.”

New Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in newly developed types of securities and related instruments that have attributes and risk profiles consistent with a Portfolio’s objective and strategies. There is typically less publicly available information about new securities as there is for similar investments that have been available for sale for longer. New securities may also be subject to, among others, market risk, liquidity risk, and interest rate risk.

Obligations of Supra-national Agencies

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in obligations issued by supra-national agencies such as the World Bank, which was chartered to finance development projects in developing member countries; the European Coal and Steel Community, which is an economic union of various European nations’ steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supra-national agencies are not considered U.S. Government securities and are not supported, directly or indirectly, by the U.S. Government.

Options and Futures Strategies

As set forth in the “Investment Practices” section, certain of the Portfolios may engage in options and futures strategies, which include: (1) stock index futures contracts, bond futures contracts, credit default swap index futures contracts, U.S. Treasury futures contracts, commodity futures contracts, and contracts for difference and (2) put and call options on securities, stock indices and stock index futures contracts. A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its adviser or subadviser plans to purchase through the writing and purchase of options, including options on stock indices, and the purchase and sale of futures contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio’s current return.

The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. Government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its adviser or subadviser determines is appropriate in seeking to attain the Portfolio’s investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered “covered” if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain cash or liquid assets in a segregated account at the Trust’s custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio’s obligation under the option. A written call option is also covered if the Portfolio maintains cash or liquid assets in a segregated bank account at the Trust’s custodian bank with a value equal to or greater than the Portfolio’s obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

A Portfolio will receive a premium from writing an option, which increases the Portfolio’s return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security’s market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

In addition to purchasing equity options for hedging purposes, the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, MetLife Balanced Plus Portfolio and PanAgora Global Diversified Risk Portfolio may sell covered call equity options for other investment purposes. The AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, MetLife Balanced Plus Portfolio and PanAgora Global Diversified Risk Portfolio may also purchase equity options for other investment purposes.

Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options on stock indices include options on the Standard & Poor’s 500

Composite Stock Price Index, the NYSE Composite Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

If a Portfolio’s adviser or subadviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio’s adviser or subadviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio’s position in such put option or futures contract.

In addition to entering into stock index futures transactions for hedging purposes, the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Large Cap Value Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Met/Dimensional International Small Company Portfolio, Met/Wellington Balanced Portfolio, Met/Wellington Large Cap Research Portfolio, MetLife Balanced Plus Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, MetLife Stock Index Portfolio, MSCI EAFE® Index Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Pyramis® Managed Risk Portfolio, Russell 2000® Index Portfolio and Schroders Global Multi-Asset Portfolio each may enter into stock index futures transactions for other investment purposes as a part of the Portfolio’s investment strategy. The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio and PanAgora Global Diversified Risk Portfolio each may also enter into bond index futures transactions for other investment purposes as a part of the Portfolio’s investment strategy.

Options on Stock Index Futures Contracts. A Portfolio may purchase and write call and put options on stock index futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities that the Portfolio intends to purchase.

In connection with transactions in stock index options and stock index futures, a Portfolio will be required to deposit as “initial margin” an amount of cash and short-term U.S. Government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as “variation margin”) are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

In addition to using options on stock index futures for hedging purposes, the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, JPMorgan Global Active Allocation Portfolio, Met/Dimensional International Small Company Portfolio and PanAgora Global Diversified Risk Portfolio each may use options on stock index futures for other investment purposes as a part of the Portfolio’s investment strategy.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio’s ability to terminate options and futures positions at times when its adviser or subadviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its adviser or subadviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The adviser and subadvisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The Adviser or subadviser may determine certain over-the-counter options to be illiquid. A Portfolio’s ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The use of options and futures for hedging purposes involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio’s adviser or subadviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.

Contracts for Difference. A contract for difference (“CFD”) is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, or the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Portfolio’s shares, might decrease. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Other Investment Companies, Including Exchange-Traded Funds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in the securities of other investment companies, including open-end and closed-end investment companies, ETF, and business development companies (“BDCs”). The 1940 Act imposes certain limitations on a Portfolio’s ability to acquire the securities of other investment companies, including ETFs. Specifically, the 1940 Act prohibits a registered investment company (and companies or investment companies it controls) from: (1) acquiring more than 3% of an investment company’s total outstanding voting securities; (2) investing more than 5% of its total assets in any one investment company; or (3) investing, in the aggregate, more than 10% of its total assets in other investment companies. Notwithstanding these statutorily-imposed limitations, a Portfolio may acquire the securities of other investment companies in excess of the foregoing limitations, provided that such investments are made in accordance with other provisions of the 1940 Act or applicable SEC rules. Moreover, certain investment companies, such as the Portfolios, may obtain exemptive orders from the SEC which permit them to invest in the securities of other investment companies in excess of the limitations set forth above. In addition, certain investment companies, including ETFs, may obtain exemptive orders from the SEC which permit investment companies unaffiliated with such companies to acquire their securities in excess of the limitations set forth above.

Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies’ portfolio securities. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a “passive foreign investment company” or “PFIC” regardless of whether such “passive foreign investment company” makes distributions to the Portfolio. Each Portfolio does not intend to invest in other investment companies unless, in the adviser’s or subadviser’s judgment, the potential benefits exceed associated costs.

Exchange-traded funds. Certain Portfolios may invest in ETFs. ETFs are subject to risks similar to the risks of investing in the securities of investment companies. ETFs are investment companies that are registered under the 1940 Act as open-end management investment companies or unit investment trusts (“UITs”). Unlike typical open-end management investment companies or UITs, ETFs do not sell or redeem their shares at net asset value. Instead, ETFs sell and redeem their shares at net asset value only in large blocks (such as 50,000 ETF shares). In addition, national securities exchanges, including the NASDAQ, list ETF shares for trading, thus permitting investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end management investment companies and UITs, which issue redeemable shares, and of exchange-traded closed-end management investment companies, which issue shares that trade at negotiated prices on national securities exchanges and are generally not redeemable.

The redemption price (and therefore the sale price) for shares of ETFs is derived from and based upon the ETFs’ portfolio holdings. Accordingly, the level of risk involved in the purchase, redemption or sale of an ETF is similar to the risk involved in the purchase or sale of traditional securities, with the exception that the price of ETFs is based on the value of a basket of underlying portfolio holdings. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio holdings and due to supply and demand for the ETFs on the exchanges on which they trade (which may result in their trading at a discount or premium to their net asset value). Disruptions in the markets for the portfolio holdings underlying an ETF could result in the ETF incurring losses.

There are various types of ETFs. Some ETFs seek to track the performance of either a particular broad market index, such as the S&P 500 Index or Barclays Aggregate Bond Index, or a specialized index that focuses on a particular geographic region, sector or industry. Rather than track a particular index, other ETFs invest in commodities, currencies, real estate or bank loans. Still other ETFs are designed either to provide returns that amplify the returns of a particular market index or market sector (so-called leveraged ETFs) or to provide returns that are the opposite of the returns of a particular market index or market sector (so-called inverse ETFs).

Leveraged and inverse ETFs are commonly referred to as synthetic ETFs because they use synthetic derivative instruments in an effort to achieve their investment objectives. A leveraged or inverse ETF’s use of derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Derivative instruments, particularly when used to create leverage, may expose a leveraged or inverse ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the underlying reference instrument. The use of aggressive investment techniques by a leveraged or inverse ETF also exposes that ETF to risks different from, or possibly greater than, the risks associated with traditional investing. These risks include, but are not limited to: (1) the risk that an instrument is mispriced; (2) credit or counterparty risk on the amount the ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and the ETF will incur significant losses; (4) the risk that there may be imperfect correlation between the prices of derivative instruments and movements in the prices of the underlying reference instruments; (5) the risk that the cost of holding a derivative instrument might exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and/or possible exchange-imposed price fluctuation limits, which may make it difficult or impossible to adjust an ETF’s position in a particular derivative instrument when desired.

There is no assurance that the requirements of a national securities exchange necessary to maintain the listing of an ETF will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting an ETF should occur in the future, the liquidity and value of a Portfolio’s shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of an ETF as part of its investment strategy.

Common examples of ETFs include SPDRs, iShares, Vanguard ETFs, and ProShares ETFs. A Portfolio may, subject to applicable limitations that are discussed in this SAI Information and the relevant prospectus, invest in these and other ETFs.

Business Development Companies. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Investments in BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, which may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Small and medium-sized companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on the value of their stock than is the case with a larger company. Certain BDCs in which a Portfolio may invest may use leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage may increase the yield and total return of a BDC, it also subjects the BDC to increased risks, including magnification of any investment losses and increased volatility. In addition, a BDC’s common share income may fall if the dividend rate on any preferred shares or the interest rate on any borrowings of the BDC rises.

Each American Allocation Portfolio, each MSF Allocation Portfolio and the MIST Allocation Portfolio invest substantially all of their assets in the securities of other investment companies. The MetLife Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio invest a substantial portion of their respective assets in the securities of other investment companies. Each ETF Portfolio as well as the BlackRock Global Tactical Strategies Portfolio invests a substantial portion of its assets in ETFs.

Payment-in-kind (“PIK”) Securities

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in PIK Bonds. PIK Bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value, due to changes in interest rates, than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio’s distribution obligations.

Portfolio Turnover

The Portfolios’ adviser or subadvisers generally will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio’s annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio’s performance. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. While it is impossible to predict portfolio turnover rates, the adviser and subadvisers to the Portfolios do not anticipate the turnover rate to exceed 100%, except as follows.

Turnover Rate	Portfolio
100% to 250%	Allianz Global Investors Dynamic Multi-Asset Plus
AQR Global Risk Balanced
BlackRock Global Tactical Strategies
BlackRock Large Cap Value
Invesco Balanced-Risk Allocation
JPMorgan Global Active Allocation
PanAgora Global Diversified Risk
Pyramis® Managed Risk
Schroders Global Multi-Asset
TCW Core Fixed Income
Western Asset Management Strategic Bond Opportunities
251% to 500%	PIMCO Total Return
Pyramis® Government Income
Western Asset Management U.S. Government
Over 501%	BlackRock Bond Income

The portfolio turnover rates of each Portfolio for the last five fiscal years (or the life of the Portfolio for those Portfolios that have not been in existence for less than five years) are included in each Portfolio’s Prospectus under “Financial Highlights.” A Portfolio’s turnover rate may vary significantly from time to time depending on the volatility of economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in a Portfolio’s subadviser.

Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of a Portfolio’s portfolio turnover rate that is reported in the Portfolio’s Prospectus. If these instruments were included in that calculation, a Portfolio may have a relatively high portfolio turnover rate (typically in excess of 100%).

The portfolio turnover for the Master Fund is described in the summary prospectus and prospectus for the Master Fund, which are delivered together with the Summary Prospectus and Prospectus, as applicable, for the Feeder Portfolio. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

Preferred Stocks

As set forth in the “Investment Practices” section, certain of the Portfolios may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation. Preferred stock may be “participating” stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Trust Preferred Securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and therefore subject to restrictions on resale. See “Rule 144A Securities and Other Private Placement Securities.” There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Portfolio, to sell their holdings. The condition of the financial institution is considered to determine the risks of the trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Portfolio.

Real Estate Investments (Real Estate Investment Trusts and Real Estate Operating Companies)

As set forth in the “Investment Practices” section, certain of the Portfolios may make investments related to real estate (“Real Estate Investments”), including REITs and real estate operating companies (“REOCs”).

Risks associated with Real Estate Investments include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and the appeal of properties to tenants. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REOCs are similar to REITs in that they both may own and operate commercial and other real estate properties or make other real estate investments. The value of a Portfolio’s REOC investments generally may be adversely affected by the same factors that adversely affect REITs. REOCs, however, do not elect to be taxed as REITs. As a result, REOCs have fewer restrictions on their investments and do not typically pay any specific level of income. Unlike REITs, a REOC may invest all of its cash flow from operations back into the company which allows it to, for example, finance acquisitions and development projects to grow its business. REOCs do not benefit from the favorable tax treatment that is accorded to REITs.

Recent Events

Over the past several years, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Portfolios may invest. During periods of extreme market volatility, prices of securities held by the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund may be adversely affected due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund could go down, at times without regard to the financial condition of or specific events affecting the issuer of the security.

The instability in the financial markets has led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity. Federal, state, and other governments, their regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund themselves are regulated. Such legislation or regulation could limit or preclude the Portfolios’, Underlying Portfolios’, Underlying ETFs’, and Master Fund’s ability to achieve their investment objectives.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Act and regulation proposed to be promulgated thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the CFTC has released final rules relating to clearing, reporting, recordkeeping and registration requirements implementing various provisions of the Dodd-Frank Act, many of the Act’s provisions are subject to further rulemaking, and thus the Dodd-Frank Act’s ultimate impact remains unclear. New regulations promulgated by the CFTC, the SEC or other regulatory bodies could, among other things, restrict a Portfolio’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to a Portfolio) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Portfolio may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which a Portfolio engages in derivative transactions also could prevent the Portfolio from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments. The Adviser cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Portfolio’s ability to achieve its investment objectives or implement its investment strategies.

Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and ultimately a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund.

In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). As a result, the United States is experiencing historically low interest rate levels. A low interest rate environment may have an adverse impact on a Portfolio’s ability to provide a positive yield to its shareholders and pay expenses out of Portfolio assets because of the low yields from the Portfolio’s portfolio investments.

However, with continued economic recovery and the cessation of the quantitative easing program, the Portfolios may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Portfolio investments, which could cause the value of a Portfolio’s investments and a Portfolio’s share price to decline or create difficulties for the Portfolio in disposing of investments. A Portfolio that invests in derivatives tied to fixed-income markets may be more substantially exposed to these risks than a Portfolio that does not invest in derivatives. If rising interest rates cause a Portfolio to lose enough value, the Portfolio could also face increased shareholder redemptions, which could force the Portfolio to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Portfolio. To the extent a Portfolio experiences high redemptions because of these policy changes, a Portfolio may experience increased portfolio turnover, which will increase the costs that a Portfolio incurs and lower a Portfolio’s performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such programs may have positive or negative effects on the liquidity, valuation, and performance of the Portfolios’, Underlying Portfolios’, Underlying ETFs’, and Master Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolios, Underlying Portfolios, Underlying ETFs, and Master Fund. The Portfolios have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Adviser and subadvisers will monitor developments and seek to manage the Portfolios in a manner consistent with achieving the Portfolios’ investment objectives, but there can be no assurance that they will be successful in doing so.

Certain real estate markets have experienced declines in prices and demand, most notably in the residential housing market. There have been rising delinquency rates in loans to weaker borrowers, specifically in the subprime mortgage sector, that have caused rising defaults on loans. These defaults have caused significant declines in the values of many mortgage-related investments, especially those subordinated to other interests and those backed by sub-prime obligations. The deteriorating situation with loans and lenders has led to instability in capital markets associated with securities that are linked to the mortgage- and asset-backed securities market, especially the sub-prime market. These events may increase the risk associated with these investments, including the volatility and illiquidity of these investments, and may make such investments more difficult to value.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Government agencies project that the United States will continue to maintain high debt levels for the foreseeable future. Although high debt levels are not necessarily indicators or causes of economic problems, they may create certain systemic risks if sound debt management practices are not implemented. In August 2011, S&P lowered its long-term sovereign credit rating on the United States. Among other reasons for the downgrade, S&P cited controversy over raising the statutory debt ceiling and growth in public spending. The ultimate impact of the downgrade is uncertain, but it may lead to increased interest rates and volatility. The downgrade may also adversely affect the market prices and yields of securities backed by the United States.

The European Union (“EU”) is an economic and political union of most western European countries and a growing number of eastern European countries, each known as a member state. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (“EMU”), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU countries, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU countries. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU countries will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU countries to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

Additionally, it is possible that EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the EU, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Repurchase Agreements

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution that agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio’s holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will only enter into repurchase agreements with eligible broker-dealers or bank counterparties whose creditworthiness is determined to be satisfactory by the Portfolio’s subadviser, pursuant to guidelines adopted by the Trust. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Reverse Repurchase Agreements

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian, cash or other liquid assets having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. If interest rates rise during the period a reverse repurchase agreement is held, it may adversely affect the Portfolio’s net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and to the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets as described above, such transactions would be subject to a Portfolio’s limitations on borrowings.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio’s obligation to repurchase the securities, and a Portfolio’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights and Warrants

As indicated in the “Investment Practices” section, certain of the Portfolios may purchase rights and warrants. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

Low Exercise Price Call Warrants. Low exercise price call warrants, sometimes also referred to as equity-linked participation certificates, are used to gain exposure to stocks in difficult to access local markets. These warrants typically have a strike price set where the value of the warrants will be identical to the price of the underlying stock. The value of these warrants fluctuates in line with the value of the underlying stock price and therefore, the risk and return profile of the warrants is virtually the same as owning the underlying securities. These warrants have no voting rights. Dividends issued to the warrant issuer by the underlying company will be distributed to the warrant holders, net of any taxes or commissions imposed by the local jurisdiction in respect of the receipt of such amount. In addition, these warrants are not exchangeable into the ordinary shares of the underlying stock. These warrants are typically sold in private placement transactions and may be classified as derivative instruments.

Rule 144A Securities and other Private Placement Securities

As indicated in the “Investment Practices” section, certain of the Portfolios may purchase Rule 144A and other private placement securities. Since trading in these securities is limited primarily to institutional investors (and, in the case of Rule 144A securities, to qualified institutional buyers), such securities may be illiquid, that is, difficult to sell at a desired time and price, due to a limited market. Rule 144A and other private placement securities are treated as illiquid, unless the Portfolio’s adviser or subadviser has determined, under guidelines established by the Trusts’ respective Boards of Trustees, that the particular issue of Rule 144A or other private placement securities is liquid. Rule 144A and other private placement securities are also subject to, among others, liquidity risk, market risk, and interest rate risk.

Securities Loans

As indicated in the “Investment Practices” section, certain of the Portfolios may make loans of portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Additional risks include the possible decline in the value of securities acquired with cash collateral. The Portfolio seeks to minimize this risk by limiting the investment of cash collateral to high quality instruments with short maturities, such as money market fund securities.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under a Portfolio’s securities lending program. While the securities are on loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on one standard settlement period’s notice or, in connection with securities traded on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio has the right to terminate a loan at any time. A Portfolio will generally not have the right to vote securities while they are being loaned, but its adviser or subadviser will call a loan in anticipation of any vote the adviser or subadviser deems to be important. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser or subadviser to be of good standing and will not be made unless, in the judgment of the adviser or subadviser, the consideration to be earned from such loans would justify the risk.

Senior Loans and Other Direct Indebtedness

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in senior floating rate loans (“Senior Loans”) of domestic and foreign borrowers (“Borrowers”), and other direct indebtedness. Senior Loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities.

A Senior Loan is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Portfolio typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

A Portfolio also may invest in “Participations.” Participations by a Portfolio in a Loan Investor’s portion of a Senior Loan typically will result in the Portfolio having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Portfolio may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower, and the Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Portfolio may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a Participation, the Portfolio may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Portfolio with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

Except as described below, a Portfolio will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Portfolio and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P-3 or higher by Moody’s or comparably rated by another NRSRO or determined by the adviser or subadviser to be of comparable quality). Securities rated Baa by Moody’s have speculative characteristics. Similarly, except as described below, a Portfolio will purchase an Assignment or Participation or act as a Loan Investor with respect to a syndicated Senior Loan only where the Agent with respect to such Senior Loan at the time of investment has outstanding debt or deposit obligations rated investment grade or determined by the adviser or subadviser to be of comparable quality. With respect to the BlackRock High Yield Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, and PIMCO Total Return Portfolio, the Portfolios may invest in Participations or Assignments with credit quality comparable to that of issuers of their respective securities investments.

Loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. As a result, there is typically less public information available about a specific loan than there would be if the loan were registered or traded on exchange. Loans may also not be considered “securities,” and purchasers, such as the Portfolios, may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower.

A Portfolio may come into possession of material non-public information about a borrower as a result of its ownership of a Senior Loan or other debt instrument of such borrower. Because of prohibitions on trading in securities of issuers while possessing such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to: (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower’s obligations under a Senior Loan.

Borrower Covenants. Certain Borrowers must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions which are parties to the Loan Agreement. A Portfolio will generally rely upon the Agent or an intermediate participant to receive and forward to the Portfolio its portion of the principal and interest payments on the Senior Loan. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by a Portfolio. Furthermore, unless under the terms of a Participation Agreement a Portfolio has direct recourse against the Borrower, the Portfolio will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Portfolio will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Portfolio and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC-insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Portfolio were determined to be subject to the claims of the Agent’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Portfolio derives interest income will be reduced. However, a Portfolio may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former.

A Portfolio may purchase and retain in its portfolio a Senior Loan where the Borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Portfolio may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

A Portfolio will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Portfolio may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower’s ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and indirectly, Senior Loans.

Lenders can be sued by other creditors and shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate a Portfolio’s security interest in the loan collateral or subordinate the Portfolio’s rights under the Senior Loan to the interests of the Borrower’s unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect a Portfolio’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to a Portfolio. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount which left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Portfolio’s security interest in loan collateral. If a Portfolio’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Portfolio would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the loan, or the Portfolio could also have to refund interest.

A Portfolio may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Portfolio’s purchase of a Senior Loan. A Portfolio may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a Borrower, or if such acquisition, in the judgment of the subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Portfolio’s investment policies.

Trading Issues. Senior Loans trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of Senior Loans are generally subject to contractual restrictions that must be satisfied before a Senior Loan can be bought or sold. These restrictions may (i) impede a Portfolio’s ability to buy or sell Senior Loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by a Portfolio; (iv) impede a Portfolio’s ability to timely vote or otherwise act with respect to Senior Loans; and (v) expose a Portfolio to adverse tax or regulatory consequences. It may take longer than seven days for transactions in Senior Loans to settle, which may affect a Portfolio’s process for meeting redemptions. Portfolios may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Regulatory Changes Affecting Senior Loans. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Junior Loans. A Portfolio may invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”). Second lien loans are generally second in line in terms of repayment priority. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets, such as property, plants, or equipment. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Junior Loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk, and interest rate risk. Due to their lower place in the Borrower’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Borrower.

A Portfolio may purchase Junior Loan interests either in the form of an assignment or a loan participation. As the purchaser of an assignment, a Portfolio would typically succeed to all of the rights and obligations of the assigning investor under the loan documents. In contrast, loan participations typically result in the purchaser having a contractual relationship only with the seller of the loan interest, not with the Borrower. As a result, the loan is not transferred to the loan participant. The loan participant’s right to receive payments from the Borrower derives from the seller of the loan participation. The loan participant will generally have no right to enforce compliance by the Borrower with the terms of the loan agreement. Lastly, the loan participant’s voting rights may be limited.

Bridge Loans. A Portfolio may acquire interests in Senior Loans that are designed to provide temporary or “bridge” financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. A Portfolio may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. Bridge loans or bridge facilities are short-term loan arrangements (generally 12 to 18 months) typically secured by a Borrower in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with step-up provisions under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest into senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured. Like any loan, bridge loans involve credit risk. Bridge loans are generally made with the expectation that the Borrower will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the bridge loan investor to increased risk. A Borrower’s use of bridge loans also involves the risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower’s perceived creditworthiness. From time to time, the Portfolio may make a commitment to participate in a bridge loan facility, obligating itself to participate in the facility if it funds. In return for this commitment, a Portfolio receives a fee.

Short Sales

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into short sales. A Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

Certain of the Portfolios may make short sales of a security they do not own. These short sales are referred to as “naked” short sales. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Special Situations

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in special situations. Periodically, a Portfolio, such as Oppenheimer Global Equity Portfolio, might use aggressive investment techniques. These might include seeking to benefit from what the adviser or subadviser of the Portfolio perceives to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur as expected by the adviser or subadviser, which could have a negative impact on the price of the issuer’s securities. The Portfolio’s investment might not produce the expected gains or could incur a loss.

Standby Commitment Agreements

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into standby commitment agreements. Standby commitment agreements are agreements that obligate a party, for a set period of time, to buy a certain amount of a security that may be issued and sold at the option of the issuer. The price of a security purchased pursuant to a standby commitment agreement is set at the time of the agreement. In return for its promise to purchase the security, a Portfolio receives a commitment fee based upon a percentage of the purchase price of the security. The Portfolio receives this fee whether or not it is ultimately required to purchase the security.

There is no guarantee that the securities subject to a standby commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. A Portfolio will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid securities. A Portfolio will record the purchase of a standby commitment agreement, and will reflect the value of the security in the Portfolio’s net asset value, on the date on which the security can reasonably be expected to be issued.

Stripped Mortgage Securities

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in stripped mortgage securities. Stripped mortgage securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage securities may be more volatile and less liquid than that for other mortgage securities, potentially limiting the Portfolios’ ability to buy and sell those securities at any particular time.

In the case of privately issued stripped mortgage securities, the Trusts take the position that such instruments do not represent interests in any particular industry or group of industries.

Structured Notes

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a commodity (such as gold or oil) (i.e., a commodity-linked note), a foreign currency, an index of securities (such as the S&P 500 Index), an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the LIBOR). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply increased or reduced.

Structured notes can serve many different purposes in the management of a Portfolio. For example, they can be used to increase a Portfolio’s exposure to changes in the value of assets that the Portfolio would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments a Portfolio holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of a Portfolio’s portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a Portfolio’s investment) will be reduced because of changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes may be linked by a formula to the price of an underlying instrument. These types of structured securities are generally more volatile than direct investments in their underlying instruments. Investments in structured notes are generally of a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured securities. Many structured notes have limited or no liquidity, so that a Portfolio would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the adviser’s or subadviser’s analysis of the issuer’s creditworthiness and financial prospects, and of the adviser’s or subadviser’s forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described above) apply. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. See also “Credit Linked Notes” above.”

Swaps, Caps, Floors, Collars, Etc.

As indicated in the “Investment Practices” section, certain of the Portfolios may enter into interest rate, currency, and index swaps, as well as the purchase or sale of related caps, floors, collars, and other derivatives. A Portfolio will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Portfolio generally will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the Portfolio may be obligated to pay.

A Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements may be privately negotiated in the over-the-counter market or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (i.e., centrally-cleared swaps).

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the Portfolio may not be able to enter into swaps that meet its investment needs. The Portfolio also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction. The Portfolio will assume the risk that the clearinghouse may be unable to perform its obligations. Not all derivative transactions are currently eligible for clearing.

In connection with swap agreements, securities or cash may be received by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default, bankruptcy or insolvency of the counterparty. A Portfolio will maintain cash or appropriate liquid assets in a segregated custodial account, or in a manner consistent with Section 18 of the 1940 Act and applicable SEC guidance, to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio’s accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio’s accrued obligations under the agreement. To the extent that a Portfolio maintains in a segregated account with its custodian or earmarks liquid assets sufficient to meet its obligations under swaps, caps, floors, collars or other similar derivatives, these investments will not constitute senior securities under the 1940 Act, and, thus, will not be treated as being subject to the Portfolio’s borrowing restrictions.

A Portfolio will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by that Portfolio’s subadviser. A Portfolio’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Portfolio. If a counterparty’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a counterparty defaults, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction, though these may be limited by applicable law in the case of a counterparty’s insolvency.

The liquidity of such agreements will be determined by a Portfolio’s subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a Portfolio’s rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the restriction on investments in illiquid securities. Caps, floors and collars may not be as liquid as swaps.

A Portfolio may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the “premium”) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaptions are generally subject to the same risks involved in a Portfolio’s use of options. See “Purchasing and Selling Options” above.

The Portfolios may enter into total return swaps. Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index. Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide a Portfolio with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.

See also, “Credit Default Swaps,” “Foreign Currency Transactions, including Currency Forward Contracts, Currency Futures, and Currency Options,” and “Interest Rate Transactions.”

Trade Claims

As indicated in the “Investment Practices” section, certain of the Portfolios may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

U.S. Government Securities

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in U.S. Government securities. Securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance. U.S. Government securities also include obligations issued or guaranteed by agencies and government-sponsored entities that are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association (“Ginnie Mae”)), (ii) the limited authority of the issuer to borrow from the U.S. Treasury or (iii) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of Fannie Mae). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law. See also “Fixed-Income Securities.”

Yankee Bonds and Eurobonds

As set forth in the “Investment Practices” section, certain of the Portfolios may invest in Yankee bonds and Eurobonds. Yankee bonds are bonds denominated in U.S. dollars and issued by foreign entities for sale in the United States. Eurobonds are foreign bonds issued by government and corporate issuers and issued and traded in countries other than the country whose currency is used.

Eurobonds and Yankee bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. However, Eurobonds (and to a limited extent, Yankee bonds) also are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. Yankee bonds are also affected by interest rates in the U.S.

Zero Coupon Bonds and Deferred Interest Bonds

As indicated in the “Investment Practices” section, certain of the Portfolios may invest in zero coupon bonds and deferred interest bonds. Zero coupon and deferred interest bonds are debt obligations that are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrete and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.

INVESTMENT RESTRICTIONS

MIST Portfolio Fundamental Policies

The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the applicable Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

Further information on the Portfolios’ limitations on borrowing, commodities, loans and senior securities is provided at the end of this section.

The following eight fundamental policies relate to each Portfolio with the exception of AQR Global Risk Balanced Portfolio, AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, BlackRock Global Tactical Strategies Portfolio, Feeder Portfolio, Invesco Balanced-Risk Portfolio, JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis® Government Income Portfolio and Schroders Global Multi-Asset Portfolio:

1.	Borrowing

Each Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to ClearBridge Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. (The Met/Templeton International Bond Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)

3.	Concentration

Each Portfolio, other than Clarion Global Real Estate Portfolio, may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations. The Clarion Global Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that the Portfolio will invest greater than 25% of its total assets in the real estate industry, and, further provided, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities and repurchase agreements secured by such obligations. For the purpose of this restriction, the Met/Eaton Vance Floating Rate Portfolio will consider all relevant factors in determining who is the issuer of the loan interest, including the credit quality of the borrower, the amount and quality of the collateral, the terms of the loan agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the loan interest, the interest sale environment, and general economic conditions applicable to the borrower and such interpositioned person.

4.	Underwriting

Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

Each Portfolio, other than Clarion Global Real Estate Portfolio, may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities. The Clarion Global Real Estate Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

6.	Commodities

Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

The following nine fundamental policies relate to the Feeder Portfolio and the JPMorgan Core Bond Portfolio.

The Feeder Portfolio and the JPMorgan Core Bond Portfolio may not:

(1)	Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Portfolio’s total assets.

(2)	As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer provided that this limitation shall not apply to cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

(3)	Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

(4)	Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

(5)

Purchase commodities or commodity contracts; except that American Funds® Growth Portfolio and JPMorgan Core Bond Portfolio may engage in transactions involving currencies (including forward or futures contracts and put and call options).

(6)	Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

(7)	Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio’s total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, in the amount of its borrowings in order to provide for 300% asset coverage.

(8)	Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

(9)	Invest in securities of other investment companies, except as permitted by the 1940 Act. Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end investment company having substantially the same investment objective and limitations as the Portfolio.

The following eight fundamental policies relate to the AQR Global Risk Balanced Portfolio, AB Global Dynamic Allocation Portfolio, BlackRock Global Tactical Strategies Portfolio, MetLife Balanced Plus Portfolio and Pyramis® Government Income Portfolio. The prospectuses for the AQR Global Risk Balanced Portfolio, AB Global Dynamic Allocation Portfolio and BlackRock Global Tactical Strategies Portfolio set forth the types of investments that will be made by both of these Portfolios, as well as those made by each of these Portfolio’s Subsidiary (as defined below), and explain that each of these Portfolio’s Subsidiary will be subject to the same fundamental investment restrictions as the corresponding Portfolio, to the extent applicable to the investment activities of the Subsidiary.

1.	Borrowing

Each Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies. (The AQR Global Risk Balanced Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.)

3.	Concentration

Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

4.	Underwriting

Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

6.	Commodities

Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

The following eight fundamental policies apply to the MetLife Multi-Index Targeted Risk Portfolio and may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

The following eight fundamental policies relate to the MetLife Multi-Index Targeted Risk Portfolio:

1.	Borrowing

The Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Except as noted, the Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

3.	Concentration

The Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

4.	Underwriting

The Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

The Portfolio may not purchase or sell real estate, although the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

6.	Commodities

The Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Portfolio will not consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

The Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

The Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

The following eight fundamental policies relate to each of the Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio and Schroders Global Multi-Asset Portfolio:

1.	Borrowing

Each Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

3.	Concentration

Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

4.	Underwriting

Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

6.	Commodities

Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. This restriction will not prevent the Invesco Balanced-Risk Allocation Portfolio, the JPMorgan Global Active Allocation Portfolio and the Schroders Global Multi-Asset Portfolio from investing up to 25%, 10% and 10% of their respective total assets in their respective Subsidiaries (defined below in “Management of the Trust—Cayman Subsidiary”). No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

The following eight fundamental policies relate to the Allianz Global Investors Multi-Asset Plus Portfolio and PanAgora Global Diversified Risk Portfolio. The prospectuses for the Allianz Global Investors Multi-Asset Plus Portfolio and PanAgora Global Diversified Risk Portfolio set forth the types of investments that will be made by both Portfolios, as well as those made by each Portfolio’s Subsidiary (as defined below), and explain that each Portfolio’s Subsidiary will be subject to the same fundamental investment restrictions as the corresponding Portfolio, to the extent applicable to the investment activities of the Subsidiary.

1.	Borrowing

Each Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Each Portfolio, as a non-diversified fund, is not subject to any fundamental policy which limits its investments in a single issuer.

3.	Concentration

Each Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

4.	Underwriting

Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

Each Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

6.	Commodities

Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. This restriction will not prevent a Portfolio from investing up to 25% of its total assets in its Subsidiary (defined below in “Management of the Trust—Cayman Subsidiary”). No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

Each Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

The following eight fundamental policies relate to the TCW Core Fixed Income Portfolio:

1.	Borrowing

The Portfolio may not borrow money, except to the extent permitted by applicable law.

2.	Diversification

Except as noted, the Portfolio may not purchase a security if, as a result, with respect to 75% of the value of its total assets (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of a single issuer, except cash and cash items (including receivables), securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than cash and cash items (including receivables), securities issued by the U.S. Government, its agencies and instrumentalities or securities of other investment companies.

3.	Concentration

The Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities, and repurchase agreements secured by such obligations.

4.	Underwriting

The Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

5.	Real Estate

The Portfolio may not purchase or sell real estate, although the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities.

6.	Commodities

The Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Portfolio will not consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

7.	Loans

The Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust’s Board of Trustees.

8.	Senior Securities

The Portfolio may not issue any senior security (as defined in the 1940 Act) except in compliance with applicable law.

With respect to the fundamental policy relating to borrowing money, the 1940 Act permits a Portfolio to borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose, and to borrow up to 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes. (The Portfolio’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires the Portfolio to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Portfolio’s asset coverage falls below 300%, the Portfolio is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowing.

Borrowed money creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Portfolio may have to sell securities at a time and at a price that is unfavorable to the Portfolio. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Portfolio’s net investment income in any given period. The fundamental policy relating to borrowing money above will be interpreted to permit the Portfolio to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to commodities, a Portfolio is generally restricted from holding or trading physical commodities except as described above, but it may enter into futures contracts and options thereon, subject to the 1940 Act restrictions on a Portfolio’s ability to issue senior securities. SEC staff interpretations and guidance currently provide that the use of certain derivatives may involve the issuance of senior securities unless these derivatives are used in a manner that does not warrant application of the 1940 Act’s restrictions on senior securities. Accordingly, a Portfolio may enter into futures contracts and options on futures provided that it complies with applicable requirements as set forth in SEC staff interpretations, guidance and SEC regulations, including a requirement to maintain segregated assets in amounts that would cover the Portfolio’s obligations under futures contracts or options on futures.

With respect to the fundamental policy relating to loans, the 1940 Act does not prohibit a portfolio from making loans; however, SEC staff interpretations currently prohibit Portfolios from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a Portfolio, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when the Portfolio’s manager or subadviser believes the income justifies the attendant risks. This policy will be interpreted not to prevent the Portfolio from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities, “senior securities” are defined as Portfolio obligations that have a priority over the Portfolio’s shares with respect to the payment of dividends or the distribution of Portfolio assets. The 1940 Act prohibits a Portfolio from issuing senior securities except that the Portfolio may borrow money in amounts of up to one-third of the Portfolio’s total assets from banks for any purpose. A Portfolio also may borrow up to 5% of the Portfolio’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by the Portfolio can increase the speculative character of the Portfolio’s outstanding shares through leveraging. Leveraging of the Portfolio’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Portfolio’s net assets remain the same, the total risk to investors is increased to the extent of the Portfolio’s gross assets. This policy will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

The Portfolios’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to applicable law, such as the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by applicable law, the policy will be interpreted to mean either that the law expressly permits the practice or that the law does not prohibit the practice.

MIST Portfolio Non-Fundamental Policies

The following non-fundamental policies may be changed for any Portfolio by the Trust’s Board of Trustees without a vote of that Portfolio’s shareholders.

The following four non-fundamental policies relate to each Portfolio with the exception of the Invesco Balanced-Risk Allocation Portfolio, the JPMorgan Core Bond Portfolio, the JPMorgan Global Active Allocation Portfolio, the Feeder Portfolio, the MetLife Multi-Index Targeted Risk Portfolio and the Schroders Global Multi-Asset Portfolio or as otherwise noted below:

Each Portfolio may not:

1.	Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, except with respect to the ETF Portfolios, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.

Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

The following five non-fundamental policies relate to the Feeder Portfolio and the JPMorgan Core Bond Portfolio, except as noted:

Each Portfolio may not:

1.	Invest in companies for the purpose of exercising control or management;

2.	Purchase securities on margin;

3.	Sell securities short, except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

4.	Invest in puts, calls, straddles, spreads or any combination thereof; except as described in Fundamental Policy No. 5; and

5.	With respect to the JPMorgan Core Bond Portfolio only, invest, directly or indirectly, less than 80% of its net assets in debt securities. Shareholders will be provided with at least 60-days’ prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

The following non-fundamental policies relate to the MetLife Multi-Index Targeted Risk Portfolio and may be changed for the MetLife Multi-Index Targeted Risk Portfolio by the Trust’s Board of Trustees without a vote of the Portfolio’s shareholders:

The MetLife Multi-Index Targeted Risk Portfolio may not:

1.	Purchase securities on margin, except that the MetLife Multi-Index Targeted Risk Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the total assets of the Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

The following non-fundamental policies relate to the Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio and Schroders Global Multi-Asset Portfolio and may be changed for any Portfolio by the Trust’s Board of Trustees without a vote of that Portfolio’s shareholders.

Each Portfolio may not:

1.	Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

The following four non-fundamental policies relate to the TCW Core Fixed Income Portfolio and may be changed by the Trust’s Board of Trustees without a vote of the Portfolio’s shareholders:

The Portfolio may not:

1.	Purchase securities on margin, except that the Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments. For the purpose of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin;

2.	Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the total assets of the Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

3.	Purchase participations or other direct interests in or enter into leases with respect to oil, gas or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities; and

4.	Invest in companies for the purpose of exercising management or control.

MIST Portfolio and MSF Portfolio Operating Policies

Inverse Floating Rate Securities. The PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio will not invest more than 5% of each Portfolio’s net assets (taken at market value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

Borrowing. With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3 % of its total assets, taken at market value. With the exception of Met/Templeton International Bond Portfolio, a Portfolio may borrow from banks only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets. To the extent that a Portfolio’s positions in reverse repurchase agreements are fully covered through the segregation of liquid assets, such positions are not subject to the above limitations on borrowing.

Although it has no current intention to do so, the Met/Templeton International Bond Portfolio may borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks to increase its holdings of portfolio securities. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Portfolio is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Portfolio’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio’s net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

Real Estate Investments. With respect to real estate investments, as a matter of operating policy, the Invesco Mid Cap Value Portfolio and Invesco Comstock Portfolio will not invest in real estate limited partnership interests other than partnerships organized as REITs.

Foreign Currency Transactions. With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio’s adviser or subadviser. A Portfolio, other than AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, Loomis Sayles Global Markets Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Templeton International Bond Portfolio, MetLife Balanced Plus Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio and Schroders Global Multi-Asset Portfolio, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Bond Income Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, Loomis Sayles Global Markets Portfolio, Met/Franklin Low Duration Total Return Portfolio, Met/Templeton International Bond Portfolio, Met/Wellington Balanced Portfolio, MetLife Balanced Plus Portfolio, PanAgora Global Diversified Risk Portfolio, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio, Pyramis® Managed Risk Portfolio and Schroders Global Multi-Asset Portfolio may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

Swaps. With respect to swaps, a Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least “A” by Standard & Poor’s, Moody’s or Fitch or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio’s subadviser.

In the case of a credit default swap, however, in applying certain of the Portfolios’ investment policies and restrictions the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for the purposes of applying certain of the Portfolios’ other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for the purposes of the Portfolio’s credit quality guidelines because such value reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement.

Concentration. For the purposes of determining concentration in any one industry, each Allocation Portfolio, the MetLife Balanced Plus Portfolio and Pyramis® Managed Risk Portfolio will aggregate the amount of investments of all affiliated Underlying Portfolios. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.

As a matter of operating policy, an investment by a Portfolio in an ETF that invests in securities of a broad based index is not counted for purposes of determining the Portfolio’s compliance with the fundamental policy relative to concentration set forth above. In addition, as a matter of operating policy, an investment by a Portfolio in other investment companies that are money market funds is not counted for purposes of determining the Portfolio’s compliance with the fundamental policy relative to concentration set forth above.

MIST Portfolio 80% Investment Policy

Certain of the Portfolios have adopted a non-fundamental investment policy to invest at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in certain securities pursuant to Rule 35d-1(a)(2) under the 1940 Act as indicated in the current Summary Prospectuses and Prospectuses. (See the respective Summary Prospectuses and Prospectuses for a detailed discussion of the relevant 80% investment policy.) The Portfolios will notify shareholders in writing of any change in the 80% investment policy at least 60 days prior to any change in that policy. Any notice to shareholders will comply with the conditions set forth in Rule 35d-1(c) or any successor rule. The following Portfolios have an 80% investment policy:

• BlackRock High Yield	• MetLife Multi-Index Targeted Risk
• Clarion Global Real Estate	• MetLife Small Cap Value(4)
• Goldman Sachs Mid Cap Value	• Morgan Stanley Mid Cap Growth
• Invesco Comstock	• Oppenheimer Global Equity
• Invesco Mid Cap Value(1)	• PIMCO Inflation Protected Bond
• Invesco Small Cap Growth	• Pyramis® Government Income
• JPMorgan Core Bond	• SSGA Growth and Income ETF
• JPMorgan Small Cap Value	• SSGA Growth ETF
• Met/Aberdeen Emerging Markets Equity(2)	• TCW Core Fixed Income
• Met/Eaton Vance Floating Rate	• T. Rowe Price Large Cap Value
• Met/Templeton International Bond	• T. Rowe Price Mid Cap Growth
• Met/Wellington Large Cap Research(3)

(1)

Effective October 1, 2013, the Portfolio changed its name from Lord Abbett Mid Cap Value Portfolio to Invesco Mid Cap Value Portfolio. The Portfolio retained its 80% investment policy and will notify shareholders of any change to that policy.

(2)

Effective January 1, 2016, the Portfolio changed its name from MFS® Emerging Markets Equity Portfolio to Met/Aberdeen Emerging Markets Equity Portfolio. The Portfolio retained its 80% investment policy and will notify shareholders of any change to that policy.

(3)

Effective February 3, 2014, the Portfolio changed its name from BlackRock Large Cap Core Portfolio to WMC Large Cap Research Portfolio (now known as Met/Wellington Large Cap Research Portfolio). The Portfolio retained its 80% investment policy and will notify shareholders of any changes to that policy.

(4)

Effective December 1, 2014, the Portfolio changed its name from Third Avenue Small Cap Value Portfolio to MetLife Small Cap Value Portfolio. The Portfolio retained its 80% investment policy and will notify shareholders of any change to that policy.

MSF Portfolio Fundamental Investment Restrictions

None of the Portfolios will:

1.	Borrow money, except to the extent permitted by applicable law, regulation or order (further information on the Portfolios’ limitations on borrowing is provided on page 89 of this SAI);

2.	Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

3.	Purchase or sell real estate, except that, consistent with its investment policies, the Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

4.	Purchase or sell commodities or commodity contracts, except that, consistent with its investment policies, the Portfolio may purchase and sell financial futures contracts and options and may enter into swap agreements, foreign exchange contracts and other financial transactions not requiring the delivery of physical commodities, except that this restriction will not apply to Van Eck Global Natural Resources (further information on the Portfolios’ limitations on commodities is provided on page 89 of this SAI);

5.	Make loans, except by purchasing debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, by lending its portfolio securities, or as otherwise permitted by applicable law, regulation or order (further information on the Portfolios’ limitations on loans is provided on page 89 of this SAI);

6.	Purchase securities (other than (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of a registered investment company, and (iii) in the case of BlackRock Ultra-Short Term Bond, bank instruments issued by domestic banks and U.S. branches of foreign banks) if, as a result of such purchase, more than 25% of the total assets of the Portfolio (as of the time of investment) would be invested in any one industry, except to the extent permitted by applicable law, regulation or order, and except that Van Eck Global Natural Resources will invest 25% or more of its total assets in “natural resource” industries as defined in that Portfolio’s Prospectus; or

7.*	Issue any senior securities except to the extent permitted by applicable law, regulation or order. Further information on the Portfolios’ limitations on senior securities is provided on page 90 of this SAI.

*	For purposes of fundamental investment restriction (7), collateral arrangements with respect to any type of swap, option, forward contract or futures contract and collateral arrangements with respect to initial and variation margin are not deemed to involve the issuance of a senior security.

MSF Portfolio Non-Fundamental Investment Restrictions

None of the Portfolios will:

1.	Invest in securities of other investment companies except to the extent permitted by applicable law, regulation or order;

2.*	Invest more than 15% (5% in the case of BlackRock Ultra-Short Term Bond), of the value of the net assets of the Portfolio in illiquid securities (as of the time of investment), including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days. (If, through a change in security values or net assets, or due to other circumstances, the value of illiquid securities held by the Portfolio exceeds 15% (5% in the case of BlackRock Ultra-Short Term Bond) of the value of the net assets of the Portfolio, the Portfolio shall consider appropriate steps to protect liquidity);

3.	Sell securities short or purchase any securities on margin, except to the extent permitted by applicable law, regulation or order;

*	For purposes of non-fundamental investment restriction (2), “illiquid securities” is defined in this SAI under “Investment Strategies and Risks.”

4.	With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer; provided that this limitation does not apply to cash and cash items (including receivables), obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities, or to securities of any registered investment company; or

5.	With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer (as of the time of acquisition); provided that this limitation does not apply to cash and cash items (including receivables), obligations issued or guaranteed as to interest or principal by the U.S. Government or its agencies or instrumentalities, or to securities of any registered investment company.

MSF Portfolio 80% Investment Policy

Certain of the Portfolios have adopted a non-fundamental investment policy to invest at least 80% of their net assets, plus the amount of any borrowings for investment purposes, in certain securities pursuant to Rule 35d-1(a)(2) under the 1940 Act as indicated in the current Summary Prospectuses and Prospectuses. (See the respective Summary Prospectuses and Prospectuses for a detailed discussion of the relevant 80% investment policy.) The Portfolios will notify shareholders in writing of any change in the 80% investment policy at least 60 days prior to any change in that policy. Any notice to shareholders will comply with the conditions set forth in Rule 35d-1(c) or any successor rule. The following Portfolios have an 80% investment policy:

•    Baillie Gifford International Stock

•    Barclays Aggregate Bond Index

•    BlackRock Bond Income

•    BlackRock Capital Appreciation

•    BlackRock Large Cap Value

•    BlackRock Ultra-Short Term Bond(1)

•    Frontier Mid Cap Growth

•    Loomis Sayles Small Cap Core

•    Loomis Sayles Small Cap Growth

•    Met/Artisan Mid Cap Value

•    Met/Dimensional International Small Company

•    Met/Wellington Core Equity Opportunities(2)

•    MetLife Mid Cap Stock Index

•    MetLife Stock Index

•    MSCI EAFE® Index

•    Russell 2000® Index

•    T. Rowe Price Large Cap Growth

•    T. Rowe Price Small Cap Growth

•    Van Eck Global Natural Resources

•    Western Asset Management Strategic Bond Opportunities

•    Western Asset Management U.S. Government

(1)

Effective May 1, 2016, the Portfolio changed its name from BlackRock Money Market Portfolio to BlackRock Ultra-Short Term Bond Portfolio. The Portfolio adopted a new 80% investment policy in connection with that change and will notify shareholders of any changes to that policy.

(2)

Effective February 3, 2014, the Portfolio changed its name from Davis Venture Value Portfolio to WMC Core Equity Opportunities Portfolio (now known as Met/Wellington Core Equity Opportunities Portfolio).

The Portfolio adopted a new 80% investment policy in connection with that change and will notify shareholders of any changes to that policy.

Portfolio Investment Limitations: MIST Trust and MSF Trust

Unless otherwise indicated, all limitations applicable to a Portfolio’s investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, a change in a security’s credit quality), change in market capitalization of a security, change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio as the result of market fluctuations, or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the applicable adviser or subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the adviser or subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

From time to time, a Portfolio may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Portfolio, and the acquisition is determined to be beneficial to the Portfolio’s shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this “Investment Restrictions” section or any percentage investment limitation of the 1940 Act or rules thereunder, if a Portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the Portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, prior to the receipt of the securities or instruments and after announcement of the offering, the Portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired. Unless otherwise indicated, all percentage limitations on Portfolio investments (as stated throughout this SAI or in the Prospectuses) that are not (i) specifically included in this “Investment Restrictions” section or (ii) imposed by the 1940 Act, rules thereunder, the Code or related regulations (the “Elective Investment Restrictions”), will apply only at the time a transaction is entered into unless the transaction is a Voluntary Action. In addition and notwithstanding the foregoing, for purposes of this policy, certain Non-Fundamental Policies, as noted above, are also considered Elective Investment Restrictions. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Portfolio’s acquisition of securities or instruments through a Voluntary Action.

A Portfolio may engage in roll-timing strategies where the Portfolio seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (“TBA”) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the Portfolio to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset. Similarly, as certain standardized swap agreements transition from over-the-counter trading to mandatory exchange-trading and clearing due to the implementation of Dodd-Frank Act regulatory requirements, a Portfolio may “roll” an existing over-the-counter swap agreement by closing out the position before expiration and contemporaneously entering into a new exchange-traded and cleared swap agreement on the same underlying asset with substantially similar terms except for a later expiration date. These types of new positions opened contemporaneously with the closing of an existing position on the same underlying asset with substantially similar terms are collectively referred to as “Roll Transactions.” Elective Investment Restrictions (defined in the preceding paragraph), which normally apply at the time of investment, do not apply to Roll Transactions (although Elective Investment Restrictions will apply to the Portfolio’s entry into the initial position). In addition and notwithstanding the foregoing, for purposes of this policy, those Non-Fundamental Investment Restrictions that are considered Elective Investment Restrictions for purposes of the policy on Voluntary Actions (described in the preceding paragraph) are also

Elective Investment Restrictions for purposes of this policy on Roll Transactions. The Portfolios will test for compliance with Elective Investment Restrictions at the time of a Portfolio’s initial entry into a position, but the percentage limitations and absolute prohibitions set forth in the Elective Investment Restrictions are not applicable to a Portfolio’s subsequent acquisition of securities or instruments through a Roll Transaction.

Insurance Law Restrictions: MIST Trust and MSF Trust

The ability to sell contracts in New York requires that each portfolio manager use his or her best efforts to assure that each Portfolio complies with the investment restrictions and limitations prescribed by Sections 1405 and 4240 of the New York State Insurance Law and regulations thereunder in so far as such restrictions and limitations are applicable to investment of separate account assets in mutual funds. Failure to comply with these restrictions or limitations will result in the insurance companies that invest in a Trust ceasing to make investments in that Portfolio for the separate accounts. The current law and regulations permit a Trust to make any purchase if made on the basis of good faith and with that degree of care that an ordinarily prudent person in a like position would use under similar circumstances.

Variable Contract Related Investment Restrictions: MIST Trust and MSF Trust

Separate accounts supporting variable life insurance and variable annuity contracts are subject to certain diversification requirements imposed by regulations adopted under the Code. Because each Portfolio is intended as an investment vehicle for variable life insurance and variable annuity separate accounts, Section 817(h) of the Code requires that the investments of each Portfolio be “adequately diversified” in accordance with regulations promulgated by the Department of the Treasury. Failure to do so means the variable life insurance and variable annuity contracts would cease to be treated as life insurance and annuity contracts for U.S. federal tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury. The Trusts and the Portfolios intend to comply with these requirements. Please see the section “Federal Income Taxes” for a more detailed discussion.

PORTFOLIO TRANSACTIONS

The MIST Allocation Portfolio, MSF Allocation Portfolios, and Pyramis® Managed Risk Portfolio invest primarily in the Underlying Portfolios and do not incur commissions or sales charges in connection with investments in the Underlying Portfolios. However, the MIST Allocation Portfolio, MSF Allocation Portfolios and Pyramis® Managed Risk Portfolio bear such costs indirectly through their investments in the Underlying Portfolios. In addition, these Portfolios may incur commissions or sales charges to the extent they invest directly in other types of securities. The description below is relevant for the MIST Allocation Portfolio, MSF Allocation Portfolios and Pyramis® Managed Risk Portfolio.

The American Allocation Portfolios invest primarily in the Underlying American Funds and do not incur commissions or sales charges in connection with investments in the Underlying American Funds. However, the American Allocation Portfolios bear such costs indirectly through their investments in the Underlying American Funds. In addition, these Portfolios may incur commissions or sales charges to the extent they invest directly in other types of securities. Accordingly, the description below is relevant for the American Allocation Portfolios. For information regarding portfolio transactions for each Underlying American Fund in which an American Allocation Portfolio invests, see the statement of additional information for the respective Underlying American Fund.

The Feeder Portfolio invests in the Master Fund and does not incur commissions or sales charges in connection with investments in the Master Fund. However, the Feeder Portfolio bears such costs indirectly through its investments in the Master Fund. For information regarding portfolio transactions for the Master Fund in which the Feeder Portfolio invests, see the Master Fund’s statement of additional information which is delivered together with this SAI.

The ETF Portfolios invest primarily in Underlying ETFs and do not incur sales charges in connection with investments in the Underlying ETFs, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investments in the Underlying ETFs. Accordingly, the description below is relevant for the ETF Portfolios. For information regarding portfolio transactions for each specific Underlying ETF, see the statement of additional information for the respective Underlying ETF.

Subject to the supervision and control of the Adviser and the Board of Trustees of a Trust, each Portfolio’s subadviser (and in some instances, its adviser) is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business with broker-dealers and the negotiation of commissions, if any, paid on such transactions. Each Portfolio’s adviser or subadviser is responsible for effecting the Portfolio’s portfolio transactions and will do so in a manner deemed fair and reasonable and not according to any formula.

Certain officers and employees of a Portfolio’s subadviser have responsibility for portfolio management of other advisory accounts and clients (including other Portfolios of the Trusts and other registered investment companies, and accounts of affiliates) that may invest in securities in which the respective Portfolio may invest. Where a Portfolio’s subadviser determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated to the participating accounts.

Whenever concurrent decisions are made by a Portfolio’s subadviser to purchase or sell securities for the Portfolio and the subadviser’s other client accounts, the subadviser generally will attempt to allocate equitably portfolio transactions among the Portfolio and its other client accounts. In making such allocations, among the factors a subadviser typically considers are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and its other client accounts. In some cases the allocation of portfolio transactions by a subadviser may have an adverse effect on a Portfolio.

Portfolio Transactions Involving Equity Securities

Brokerage commissions are paid on transactions in equity securities traded on a securities exchange. In selecting a broker through which to place orders for the purchase and sale of equity securities, a Portfolio’s adviser or subadviser considers a number of factors. Generally, an adviser or subadviser only places portfolio transactions with a broker that the adviser or subadviser believes is financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates or prices which, when combined with the quality of the foregoing services, will produce best execution for the transaction. In negotiating commission rates, a Portfolio’s adviser or subadviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such information. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

Certain equity securities are traded in the over-the-counter market. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. This does not mean that the lowest available brokerage commission will be paid.

Portfolio Transactions Involving Fixed-Income Securities

Although from time to time a Portfolio might pay a commission on a transaction involving a fixed-income security, transactions involving fixed-income securities are typically conducted directly with a dealer or other counterparty (principal transaction), and no commission is paid. Fixed-income securities are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The Board of Trustees of each Trust has approved procedures under Rule 10f-3 under the 1940 Act that permit a Portfolio to purchase securities that are offered in underwritings in which an affiliate of the Portfolio’s subadviser participates, provided certain conditions are met. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other restrictions, limit the amount of securities that the Portfolio could purchase in the underwritings.

Brokerage and Research Services

When more than one broker satisfies an adviser’s or subadviser’s criteria for placing a particular order, a Portfolio’s adviser or subadviser may place the order with a broker that provides brokerage and research services. A Portfolio’s adviser or subadviser may cause the Portfolio to pay a broker that provides brokerage and research services an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount another broker would have charged for effecting the same portfolio transaction. The adviser or subadviser must determine in good faith that such higher commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker viewed in terms of that particular transaction or the adviser’s or subadviser’s overall responsibilities to the Portfolio and its other clients. An adviser’s or subadviser’s authority to cause a Portfolio it manages to pay a higher commission is subject to the brokerage policies the Board of Trustees of a Trust may adopt from time to time.

The following services may be considered by subadvisers when selecting brokers:

Recommendations and advice about market projections and data, security values, asset allocation and portfolio evaluation, purchasing or selling specific securities, and portfolio strategy;

Seminars, information, analyses, and reports concerning companies, industries, securities, trading markets and methods, legislative, regulatory and political developments, changes in accounting practices and tax law, economic and business trends, proxy voting, issuer credit-worthiness, technical charts and portfolio strategy;

Access to research analysts, corporate management personnel, industry experts, economists, government representatives, technical market measurement services and quotation services, and comparative performance evaluation;

Products and other services, including financial publications, reports and analysis, electronic access to databases and trading systems, software, information and accessories; and

Statistical and analytical data relating to various investment companies, including historical performance, expenses and fees, and risk measurements.

The research provided by a broker may benefit the accounts managed by an adviser or subadviser, including a Portfolio, by supplementing the adviser’s or subadviser’s research. A Portfolio’s subadviser may use research services obtained with a Portfolio’s brokerage commissions to service all of its client accounts. Therefore, not all of these services may be used by the adviser or subadviser in connection with the Portfolio. It is generally not possible for a Portfolio’s subadviser to measure separately the benefits from research services to each of its accounts, including the Portfolio.

Certain Portfolios’ subadvisers may also receive research or research credits from brokers that are generated from underwriting commissions when purchasing new issues of fixed-income securities or other assets for a Portfolio. In these situations, the underwriter or selling group member may provide a subadviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or its other clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation imparts knowledge that may benefit the Portfolio, other clients, and the subadviser without incurring additional costs. The Financial Industry Regulatory Authority has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed-price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions. Research that may be obtained in this manner may include general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

The subadviser to the ETF Portfolios generally will not utilize soft dollars to purchase research services from broker-dealers that execute portfolio transactions for its clients, including the ETF Portfolios.

Commission Sharing Arrangements

Certain Portfolios’ subadvisers may obtain third-party research from brokers or non-broker-dealers by entering into commission sharing arrangements (“CSAs”). Under a CSA, the executing broker agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow a subadviser to direct brokers to pool commissions that are generated from orders executed at that broker (for equity transactions on behalf of a Portfolio and other client accounts), and then periodically direct the broker to pay third-party research providers for research. The use of CSAs by a subadviser is subject to the subadviser’s best execution obligations to a Portfolio.

Directed Brokerage

The Board of Trustees of each Trust has approved a Statement of Directed Brokerage Policies and Procedures for Reducing Trust Expenses (the “Statement”). Under the Statement, a Trust may cause a Portfolio’s subadviser to effect securities transactions through brokers in a manner that would help to generate resources to pay the cost of certain expenses which a Portfolio is required to pay or for which a Portfolio is required to arrange payment (“Directed Brokerage”). The Board of Trustees of each Trust will review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

Under the Statement, any payments or benefits accrued by or credited to a particular Portfolio are applied against that Portfolio’s expenses. Accordingly, in the event that the Adviser waives or limits its fees or assumes other expenses of a Portfolio in accordance with an expense limitation agreement or similar agreement (collectively, “expense reimbursements”), payments or benefits accrued by or credited to the Portfolio under the Statement may reduce the expense reimbursements owed by the Adviser to the Portfolio.

Total Brokerage Commissions Paid

The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

MIST Portfolio	12/31/2015	12/31/2014		12/31/2013

AB Global Dynamic Allocation	$655,870	$865,200		$1,918,720

Allianz Global Investors Dynamic Multi-Asset Plus	29,373	5,178	(1)	N/A

American Funds® Balanced Allocation	0	0		0

American Funds® Growth	0	0		0

American Funds® Growth Allocation	0	0		0

American Funds® Moderate Allocation	0	0		0

AQR Global Risk Balanced	908,645	1,108,558		1,693,625

BlackRock Global Tactical Strategies	3,333,709	1,457,317		2,042,732

BlackRock High Yield	196,217	137,000		163,138

MIST Portfolio	12/31/2015		12/31/2014		12/31/2013

Clarion Global Real Estate	$ 1,979,987		$ 1,746,148		$1,674,716

ClearBridge Aggressive Growth	165,629		121,062		90,756

Goldman Sachs Mid Cap Value	829,787		1,190,216		1,468,638

Harris Oakmark International	1,914,846		2,094,282		2,646,755

Invesco Balanced-Risk Allocation	391,668		1,001,808		604,955

Invesco Comstock	783,155		1,099,429		691,444

Invesco Mid Cap Value	516,194		970,984		1,154,912

Invesco Small Cap Growth	606,825		666,908		661,400

JPMorgan Core Bond	0		0		0

JPMorgan Global Active Allocation	502,489		456,547		516,267

JPMorgan Small Cap Value	488,625		496,244		1,028,931

Loomis Sayles Global Markets	244,090		327,959		461,404

Met/Aberdeen Emerging Markets Equity	3,574,117		2,974,133		2,395,462

Met/Artisan International	1,018,806		1,161,112	(2)	N/A

Met/Eaton Vance Floating Rate	0		0		0

Met/Franklin Low Duration Total Return	29,689		20,978		22,325

Met/Templeton International Bond	0		0		0

Met/Wellington Large Cap Research	1,778,407		2,139,573		755,413

MetLife Asset Allocation 100	0		0		0

MetLife Balanced Plus	866,256		853,714		727,922

MetLife Multi-Index Targeted Risk	58,243		37,720		20,463

MetLife Small Cap Value	963,780		1,713,111		1,356,436

MFS® Research International	1,623,021		1,736,208		2,539,854

Morgan Stanley Mid Cap Growth	389,365		694,758		726,004

Oppenheimer Global Equity*	389,070		447,939		226,322

PanAgora Global Diversified Risk	39,748		11,661	(1)	N/A

PIMCO Inflation Protected Bond	94,994		32,860		19,903

PIMCO Total Return	564,806		469,357		232,651

Pyramis® Government Income	8,331		8,933		7,174

Pyramis® Managed Risk	153,525		59,160		23,965	(3)

Schroders Global Multi-Asset	484,695		474,039		375,988

SSGA Growth and Income ETF	495,500		731,470		696,591

SSGA Growth ETF	169,168		250,352		220,412

TCW Core Fixed Income	14,056	(4)	N/A		N/A

T. Rowe Price Large Cap Value	1,066,858		756,894		461,725

T. Rowe Price Mid Cap Growth	439,716		504,321		713,296

*	Amounts shown for the period from 1/1/13 through 4/29/13 reflect brokerage commissions paid by the Oppenheimer Global Equity Portfolio’s predecessor fund.
(1)	For the period 4/14/14 through 12/31/14.
(2)	For the period 4/29/14 through 12/31/14.
(3)	For the period 4/19/13 through 12/31/13.
(4)	For the period 5/1/15 through 12/31/15.

MSF Portfolios	12/31/2015	12/31/2014	12/31/2013

Baillie Gifford International Stock	$290,788	$193,484	$511,070

Barclays Aggregate Bond Index	0	0	0

BlackRock Bond Income	316,788	546,886	573,529

BlackRock Capital Appreciation	756,979	1,885,095	2,802,609

BlackRock Large Cap Value	825,188	1,104,403	1,819,272

BlackRock Ultra-Short Term Bond	N/A	N/A	N/A

Frontier Mid Cap Growth	722,008	877,739	1,253,103

Jennison Growth	851,254	772,561	1,086,587

Loomis Sayles Small Cap Core	435,116	430,102	413,115

Loomis Sayles Small Cap Growth	579,199	518,364	540,845

Met/Artisan Mid Cap Value	399,452	474,838	483,972

Met/Dimensional International Small Company	75,713	194,947	136,403

Met/Wellington Balanced	670,920	950,366	602,575

Met/Wellington Core Equity Opportunities	657,911	1,366,874	709,994

MetLife Asset Allocation 20	0	0	0

MetLife Asset Allocation 40	0	0	0

MetLife Asset Allocation 60	0	0	0

MetLife Asset Allocation 80	0	0	0

MetLife Mid Cap Stock Index	10,151	8,844	6,658

MetLife Stock Index	58,971	85,631	95,405

MFS® Total Return	128,241	126,235	304,630

MFS® Value	322,919	651,717	656,865

MSCI EAFE® Index	62,153	62,361	49,635

Neuberger Berman Genesis	406,545	273,487	550,442

Russell 2000® Index	17,865	11,097	15,145

T. Rowe Price Large Cap Growth	494,517	605,017	522,314

T. Rowe Price Small Cap Growth	205,397	239,946	276,285

Van Eck Global Natural Resources	657,669	749,834	743,245

Western Asset Management Strategic Bond Opportunities	322,728	160,060	193,388

Western Asset Management U.S. Government	94,608	131,718	149,289

Research Services Obtained Through Portfolio Transactions

For the fiscal year ending December 31, 2015, the following MIST Portfolios paid commissions to brokers because of research services provided:

MIST Portfolio	Total Dollar Amount of All Transactions		Total Dollar Amount of Commissions Related to All Transactions

Allianz Global Investors Dynamic Multi-Asset Plus	$83,323,613		$17,660

Clarion Global Real Estate	$201,065,696		$270,798

ClearBridge Aggressive Growth	$189,804,205		$102,599

Goldman Sachs Mid Cap Value	$6,603,502		$8,328

Invesco Comstock	$658,797,153		$676,533

Invesco Mid Cap Value	$462,396,146		$405,312

Invesco Small Cap Growth	$580,779,544		$450,760

Loomis Sayles Global Markets	$241,584,192		$217,214

Met/Artisan International	$115,682,012		$139,820	(1)

MetLife Small Cap Value	$394,991,302	(2)	$361,590	(3)

MFS® Research International	$1,370,004,680		$1,558,730

Schroders Global Multi-Asset	$827,633,875		$12,355

T. Rowe Price Large Cap Value	$183,448,542		$37,965

T. Rowe Price Mid Cap Growth	$46,764,880		$7,456

(1)

Total dollar amount of commissions related to all transactions reflects commissions used to acquire third-party research products and services (including those acquired through commission sharing arrangements), but does not include commissions used to acquire proprietary research.

(2)	Amount represents total dollar amount of all transactions for both Delaware Investments Fund Advisers ($5,393,401) and Wells Capital Management Incorporated ($389,597,901).
(3)	Amount represents total dollar amount of commissions related to all transactions for both Delaware Investments Fund Advisers ($3,614) and Wells Capital Management Incorporated ($357,976).

For the fiscal year ending December 31, 2015, the following MSF Portfolios paid commissions to brokers because of research services provided:

MSF Portfolio	Total Dollar Amount of All Transactions	Total Dollar Amount of Commissions Related to All Transactions

Baillie Gifford International Stock	$249,051,466	$31,765

Frontier Mid Cap Growth	$1,034,755,847	$553,534

Jennison Growth	$340,284,590	$213,510

Loomis Sayles Small Cap Core	$321,762,133	$386,221

Loomis Sayles Small Cap Growth	$498,173,279	$516,481

Met/Artisan Mid Cap Value	$246,963,311	$124,592	(1)

MFS® Total Return	$327,012,167	$112,884

MSF Portfolio	Total Dollar Amount of All Transactions		Total Dollar Amount of Commissions Related to All Transactions

MFS® Value	$759,246,668		$220,158

Neuberger Berman Genesis	$160,138,567		$126,113

T. Rowe Price Large Cap Growth	$141,124,137		$15,392

T. Rowe Price Small Cap Growth	$93,089,990		$14,702

Van Eck Global Natural Resources	$330,170,035	(2)	$423,584	(3)

(1)

Total dollar amount of commissions related to all transactions reflects commissions used to acquire third-party research products and services (including those acquired through commission sharing arrangements), but does not include commissions used to acquire proprietary research.

(2)	Total dollar amount of transactions that were executed with commissions that included both research and execution. Excludes execution-only transactions and commission recapture transactions.
(3)	Dollar amount reflects commissions related to research commissions. Excludes commission recapture.

Affiliated Brokerage

Certain Portfolios’ subadvisers may execute portfolio transactions through affiliated brokers acting as agents in accordance with procedures approved by the Board of Trustees of each Trust, but will not purchase any securities from or sell any securities to any such affiliates acting as principal for their own accounts.

In 2015, the following MIST Portfolios paid the amounts indicated to an affiliated broker of the MIST Portfolios’ subadvisers during the MIST Trust’s most recent fiscal year:

Portfolio	Affiliated Broker-Dealer	Aggregate Brokerage Commissions Paid to Affiliate	Percentage of Total Brokerage Commissions	Percentage of Commissionable Transactions
Goldman Sachs Mid Cap Value	Goldman Sachs & Co.	$40,479	4.88%	6.03%
Invesco Mid Cap Value	Invesco Capital Markets, Inc.	10,211	1.98%	5.52%
Invesco Small Cap Growth	Invesco Capital Markets, Inc.	2,558	0.42%	1.22%
Invesco Comstock	Invesco Capital Markets, Inc.	4,455	0.57%	1.30%

In 2015, none of the MSF Portfolios’ subadvisers reported paying brokerage commissions to an affiliated broker during the MSF Trust’s most recent fiscal year.

Regular Broker-Dealers

For each Portfolio that bought securities of its regular brokers or dealers (or of their parents) during the fiscal year ended December 31, 2015, the table below sets out the name of the broker or dealer (and, if applicable, parent) and the aggregate value of the securities of the regular broker or dealer (or parent) held by the Portfolio as of December 31, 2015 (unless otherwise indicated).

MIST Portfolios	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2015
AB Global Global Dynamic Allocation	Bank of America Corp.	$10,214,262
	Barclays Capital, Inc.	$5,227,427
	BNP Paribas	$5,771,513
	CitiGroup Global Markets	$9,028,874
	Credit Suisse Group	$3,673,684
	Deutsche Bank AG	$3,258,675
	Goldman Sachs & Co.	$4,208,371
	JPMorgan Chase & Co.	$14,156,832
	Morgan Stanley & Co., Inc.	$2,807,551
	State Street Corp.	$1,572,068
	UBS AG	$6,772,776

Allianz Global Investors Dynamic Multi-Asset Plus	Morgan Stanley & Co., Inc.	$335,436

AQR Global Risk Balanced	UBS AG	$406,171,495

BlackRock Global Tactical Strategies	State Street Corp.	$1,157,179,979

BlackRock High Yield	Bank of America Corp.	$7,117,873
	CitiGroup Global Markets	$5,012,522
	JPMorgan Chase & Co.	$5,021,888
	Morgan Stanley & Co., Inc.	$1,125,000

Harris Oakmark International	BNP Paribas	$108,797,186
	Credit Suisse Group	$140,085,867

Invesco Balanced-Risk Allocation	CitiGroup Global Markets	$27,620,215

Invesco Comstock	Bank of America Corp.	$71,950,068
	CitiGroup Global Markets	$120,311,195
	Goldman Sachs & Co.	$26,946,728
	JPMorgan Chase & Co.	$93,381,079
	Morgan Stanley & Co., Inc.	$39,600,969
	State Street Corp.	$38,927,771

JPMorgan Core Bond	Bank of America Corp.	$38,048,478
	Barclays Capital, Inc.	$7,747,649
	CitiGroup Global Markets	$6,911,382
	Credit Suisse Group	$6,068,128
	Deutsche Bank AG	$1,076,450
	Goldman Sachs & Co.	$18,519,137
	JPMorgan Chase & Co.	$7,620,481
	Morgan Stanley & Co., Inc.	$14,874,797
	State Street Corp.	$2,075,359
	UBS AG	$1,250,387

JPMorgan Global Active Allocation	Bank of America Corp.	$14,607,057
	Barclays Capital, Inc.	$2,276,687
	BNP Paribas	$8,661,990
	CitiGroup Global Markets	$11,445,421
	Credit Suisse Group	$3,855,419
	Deutsche Bank AG	$1,025,944
	Goldman Sachs & Co.	$11,037,974
	Morgan Stanley & Co., Inc.	$10,055,315
	State Street Corp.	$2,040,364
	UBS AG	$5,061,803

MIST Portfolios	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2015
Loomis Sayles Global Markets	Barclays Capital, Inc.	$216,231
	Goldman Sachs & Co.	$8,616,688
	Morgan Stanley & Co., Inc.	$885,097

Met/Franklin Low Duration Total Return	Bank of America Corp.	$38,024,210
	CitiGroup Global Markets	$37,899,009
	Credit Suisse Group	$6,203,599
	Deutsche Bank AG	$4,606,537
	Goldman Sachs & Co.	$7,015,232
	JPMorgan Chase & Co.	$85,935,149
	Morgan Stanley & Co., Inc.	$13,983,214
	UBS AG	$5,722,211

Met/Wellington Large Cap Research	Bank of America Corp.	$42,692,829

MetLife Balanced Plus	Bank of America Corp.	$19,166,452
	Barclays Capital, Inc.	$200,000,000
	BNP Paribas	$14,983,950
	Credit Suisse Group	$30,661,962
	Deutsche Bank AG	$70,500,000
	Goldman Sachs & Co.	$26,818,213
	JPMorgan Chase & Co.	$82,512,503

MFS Research International	Barclays Capital, Inc.	$26,155,323
	BNP Paribas	$24,656,362
	UBS AG	$33,209,105

Oppenheimer Global Equity	CitiGroup Global Markets	$28,059,885
	Credit Suisse Group	$15,528,061
	Deutsche Bank AG	$11,607,139
	Goldman Sachs & Co.	$19,374,725
	UBS AG	$24,927,530

PanAgora Global Diversified Risk	UBS AG	$8,500,000

PIMCO Inflation Protected Bond	Bank of America Corp.	$57,106,629
	Barclays Capital, Inc.	$31,400,345
	CitiGroup Global Markets	$40,834,015
	Credit Suisse Group	$7,843,456
	Deutsche Bank AG	$1,062,552
	Goldman Sachs & Co.	$14,852,984
	JPMorgan Chase & Co.	$62,311,182
	Morgan Stanley & Co., Inc.	$3,729,571

PIMCO Total Return	Bank of America Corp.	$278,101,141
	Barclays Capital, Inc.	$47,432,031
	BNP Paribas	$5,541,750
	CitiGroup Global Markets	$116,564,353
	Credit Suisse Group	$187,042,884
	Deutsche Bank AG	$13,920,193
	Goldman Sachs & Co.	$5,410,841
	JPMorgan Chase & Co.	$204,820,848
	Morgan Stanley & Co., Inc.	$73,698,916
	UBS AG	$26,710,981

Pyramis Managed Risk	State Street Corp.	$12,957,247

MIST Portfolios	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2015
Schroders Global Multi-Asset	Bank of America Corp.	$8,118,327
	Barclays Capital, Inc.	$3,054,725
	BNP Paribas	$1,308,786
	CitiGroup Global Markets	$6,537,657
	Credit Suisse Group	$1,399,876
	Deutsche Bank AG	$709,399
	Goldman Sachs & Co.	$11,749,310
	JPMorgan Chase & Co.	$8,271,279
	Morgan Stanley & Co., Inc.	$6,402,823
	State Street Corp.	$32,277,379
	UBS AG	$2,898,746

SSGA Growth and Income ETF	State Street Corp.	$1,119,572,329

SSGA Growth ETF	State Street Corp.	$429,385,802

T. Rowe Price Large Cap Value	Bank of America Corp.	$95,584,302
	CitiGroup Global Markets	$50,109,525
	JPMorgan Chase & Co.	$131,835,498
	Morgan Stanley & Co., Inc.	$86,061,955

TCW Core Fixed Income	Bank of America Corp.	$31,224,234
	Barclays Capital, Inc.	$6,296,912
	CitiGroup Global Markets	$18,268,224
	Credit Suisse Group	$22,121,029
	Deutsche Bank AG	$9,530,458
	Goldman Sachs & Co.	$23,538,587
	JPMorgan Chase & Co.	$54,325,604
	Morgan Stanley & Co., Inc.	$41,780,257
	UBS AG	$9,019,514

MSF Portfolios	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2015
Barclays Aggregate Bond Index	Bank of America Corp.	$13,712,260
	Barclays Capital, Inc.	$1,794,905
	CitiGroup Global Markets	$14,533,974
	Credit Suisse Group	$2,804,507
	Deutsche Bank AG	$1,598,278
	Goldman Sachs & Co.	$20,419,338
	JPMorgan Chase & Co.	$18,587,975
	Morgan Stanley & Co., Inc.	$14,627,814
	State Street Corp.	$300,311
	UBS	$3,858,314

BlackRock Bond Income	Bank of America Corp.	$115,553,173
	Barclays Capital, Inc.	$17,775,297
	CitiGroup Global Markets	$43,876,774
	Credit Suisse Group	$18,487,832
	Deutsche Bank AG	$7,333,837
	Goldman Sachs & Co.	$44,059,141
	Jeffries	$599,170
	JPMorgan Chase & Co.	$71,789,599
	Morgan Stanley & Co., Inc.	$37,946,266
	State Street Corp.	$408,750
	UBS	$2,013,339

MSF Portfolios	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2015
BlackRock Large Cap Value	CitiGroup Global Markets	$74,107,087
	JPMorgan Chase & Co.	$73,482,608
	Morgan Stanley & Co., Inc.	$11,546,712

BlackRock Ultra-Short Term Bond	Bank of America Corp.	$109,451,000
	Credit Suisse Group	$9,999,650
	JPMorgan Chase & Co.	$25,000,000

Jennison Growth	CitiGroup Global Markets	$25,834,273
	Morgan Stanley & Co., Inc.	$25,103,402

Met/Wellington Balanced	Bank of America Corp.	$30,743,917
	Barclays Capital, Inc.	$9,364,443
	CitiGroup Global Markets	$9,027,634
	Credit Suisse Group	$2,251,924
	Deutsche Bank AG	$1,380,382
	Goldman Sachs & Co.	$10,973,157
	JPMorgan Chase & Co.	$20,845,082
	Morgan Stanley & Co., Inc.	$11,275,409
	UBS	$716,771

MetLife Mid Cap Stock Index	State Street Corp.	$31,100,616

MetLife Stock Index	Bank of America Corp.	$59,932,774
	CitiGroup Global Markets	$52,723,625
	Goldman Sachs & Co.	$24,450,723
	JPMorgan Chase & Co.	$83,128,204
	Morgan Stanley & Co., Inc.	$16,430,088
	State Street Corp.	$90,713,149

MFS Total Return	Bank of America Corp.	$6,677,836
	CitiGroup Global Markets	$2,613,793
	Credit Suisse Group	$2,149,766
	Goldman Sachs & Co.	$8,583,632
	JPMorgan Chase & Co.	$27,205,916
	Morgan Stanley & Co., Inc.	$4,405,785
	State Street Corp.	$3,254,095
	UBS	$1,755,679

MFS Value	CitiGroup Global Markets	$19,642,489
	Goldman Sachs & Co.	$55,961,956
	JPMorgan Chase & Co.	$143,571,208
	State Street Corp.	$25,225,360

MSCI EAFE® Index	Barclays Capital, Inc.	$4,124,246
	Credit Suisse Group	$2,954,822
	Deutsche Bank AG	$2,574,448
	UBS	$5,349,853

T. Rowe Price Large Cap Growth	Morgan Stanley & Co., Inc.	$23,606,201
	State Street Corp.	$13,796,244

MSF Portfolios	Regular Broker or Dealer (or Parent)	Aggregate Value of Securities of Regular Broker or Dealer or Parent Held by Portfolio as of December 31, 2015
Western Asset Management Strategic Bond Opportunities	Bank of America Corp.	$122,081,090
	Barclays Capital, Inc.	$13,455,180
	CitiGroup Global Markets	$41,709,304
	Credit Suisse Group	$25,444,669
	Deutsche Bank AG	$2,946,492
	Goldman Sachs & Co.	$19,709,590
	JPMorgan Chase & Co.	$50,959,912
	Morgan Stanley & Co., Inc.	$6,045,523
	UBS	$2,170,615

Western Asset Management U.S. Government	Bank of America Corp.	$37,676,451
	CitiGroup Global Markets	$226,283
	JPMorgan Chase & Co.	$12,604,283
	Morgan Stanley & Co., Inc.	$9,022,245

MANAGEMENT OF THE TRUSTS

The MIST Trust and the MSF Trust are collectively referred to as the “Trusts” in this Statement of Additional Information (“SAI”). The Board of Trustees of each Trust (collectively, the “Board”) supervises the Trusts and is responsible for representing the interests of shareholders. The same persons serve as the Trustees of the MIST Trust and the MSF Trust, and as Chairman of the Board and Chairmen of its committees, as described below. The Trustees of each Trust meet periodically throughout the year to oversee the Portfolios’ activities, reviewing, among other things, each Portfolio’s performance and its contractual arrangements with various service providers. The Trustees of each Trust elect the officers of the Trust, who are responsible for administering the Trust’s day-to-day operations.

Trustees and Officers

The Trustees and executive officers of the Trusts, as well as their ages and their principal occupations during the past five years, are set forth below. Unless otherwise indicated, the business address of each is c/o MetLife Funds, One Financial Center, Boston, Massachusetts 02111. Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” There is no limit to the term a Trustee may serve. Trustees serve until their death, resignation, retirement or removal in accordance with the MIST Trust’s and MSF Trust’s respective organizational documents and policies adopted by the Board of the Trust from time to time. Officers hold office at the pleasure of each Board and serve until their removal or resignation in accordance with the Trusts’ respective organizational documents and policies adopted by the Board of each Trust from time to time.

Trustees of the Trusts

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Interested Trustee

Elizabeth M. Forget* (49)	Trustee, Chairman of the Board, President and Chief Executive Officer, of each of MIST and MSF	Indefinite; From December 2000 to present (MIST); from May 2006 (President and Chief Executive Officer) (MSF)/ August 2006 (Trustee and Chairman of the Board) (MSF) to present	Executive Vice President, MetLife, Inc.; President, MetLife Advisers, LLC and a predecessor company.	75	Various MetLife-affiliated boards.
Independent Trustees

Stephen M. Alderman (56)	Trustee	Indefinite; From December 2000 (MIST)/ April 2012 (MSF) to present	Shareholder in the law firm of Garfield & Merel, Ltd.	75	None

Robert J. Boulware (59)	Trustee	Indefinite; From March 2008 (MIST)/ April 2012 (MSF) to present	Managing Director, Pilgrim Funds, LLC (private equity fund).	75	Trustee, Vertical Capital Income Fund (closed-end fund);** Director, Gainsco, Inc. (auto insurance);** Trustee, SharesPost 100 Fund (closed-end fund).**

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Susan C. Gause (63)	Trustee	Indefinite; From March 2008 (MIST)/ April 2012 (MSF) to present	Private Investor.	75	Trustee, HSBC Funds.**

Nancy Hawthorne (65)	Trustee	Indefinite; From May 2003 (MSF)/ April 2012 (MIST) to present	Partner, Hawthorne Financial Advisors, LLC (registered investment advisor); until June 2014, Chief Executive Officer, Clerestory LLC (corporate advisor).	75	Director and Chairman of the Board of Directors, THL Credit, Inc.;** Lead Director, Avid Technology, Inc.;** Director, CRA International, Inc.**

Barbara A. Nugent (59)	Trustee	Indefinite; From January 2014 (MIST and MSF) to present	President, True North Board Governance, LLC (consulting); until December 2013, partner in the law firm of Stradley Ronon Stevens & Young, LLP.	75	None

Linda B. Strumpf (68)	Trustee	Indefinite; From May 2000 (MSF)/ April 2012 (MIST) to present	Chair of the Investment Committee, Leona M. and Harry B. Helmsley Charitable Trust; until June 2011, Chief Investment Officer, Leona M. and Harry B. Helmsley Charitable Trust.	75	None

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Dawn M. Vroegop (49)	Trustee	Indefinite; From December 2000 (MIST)/ May 2009 (MSF) to present	Private Investor.	75	Trustee, Driehaus Mutual Funds.**

Executive Officers of the Trusts

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(1)
Elizabeth M. Forget (49)	President, Chief Executive Officer, Trustee and Chairman of the Board, of MIST and MSF	From December 2000 to present (MIST); from May 2006 (President and Chief Executive Officer) (MSF)/ August 2006 (Trustee and Chairman of the Board) (MSF) to present	See principal occupation information in the table above.

Peter H. Duffy (60)	Chief Financial Officer and Treasurer, of MIST and MSF	From November 2000 (MSF)/ May 2012 (MIST) to present	Senior Vice President, MetLife Advisers, LLC; Vice President, MetLife, Inc.

Andrew L. Gangolf (61)	Secretary, of MIST and MSF	From May 2011 (MIST and MSF) to present	Senior Vice President, MetLife Advisers, LLC; until 2011, Senior Vice President & Assistant General Counsel, AllianceBernstein Investments, Inc.

Steven E. Hartstein (52)	Chief Compliance Officer (“CCO”), of MIST and MSF	From February 2014 (MIST and MSF) to present	Vice President, MetLife, Inc. (2013-present); Senior Vice President and CCO, MetLife Advisers, LLC; Executive Director, Morgan Stanley (2009-2013); CCO, Consulting Group Capital Markets Funds (2006-2013).

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(1)
Alan C. Leland, Jr. (63)	Vice President, of MIST and MSF	From February 2005 (MSF)/ May 2012 (MIST) to present	Treasurer and Chief Financial Officer, MetLife Advisers, LLC; Vice President, MetLife, Inc.
Kristi Slavin (42)	Vice President, MIST and MSF	From February 2015 (MIST and MSF) to present	Senior Vice President, MetLife Advisers, LLC; Vice President, MetLife, Inc.

*	Ms. Forget is an “interested person” of the Trusts because of her positions with MetLife Advisers, LLC and her ownership of securities issued by MetLife, Inc., the ultimate parent company of MetLife Advisers, LLC.
**	Indicates a directorship with a registered investment company or a company subject to the reporting requirements of the Securities Exchange Act of 1934, as amended.
(1)	Previous positions during the past five years with the Trusts, MetLife, Inc. or the Adviser are omitted if not materially different.
(2)	As of May 1, 2016, the Fund Complex includes 45 MIST Portfolios and 30 MSF Portfolios.

Cayman Subsidiaries

The AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JP Morgan Global Active Allocation Portfolio, PanAgora Global Diversified Risk Portfolio and Schroders Global-Multi Asset Portfolio each may invest up to 10%, 25%, 25%, 6%, 25%, 10%, 25% and 10%, respectively, of its total assets in a wholly-owned and controlled subsidiary of the applicable Portfolio, organized under the laws of the Cayman Islands as an exempted company (each, a “Subsidiary” and collectively, the “Subsidiaries”). The directors of each Subsidiary are Ms. Forget and Mr. Gangolf. Biographical information for Ms. Forget and Mr. Gangolf is provided in the “Executive Officers” tables above.

Leadership Structure of the Trusts

Each Trust has a Board of Trustees. Each Board consists of eight Trustees, seven of whom are not “interested persons” (as defined in the 1940 Act) of the Trusts (the “Independent Trustees”). Each Board is responsible for the overall management of each Trust, including general supervision and review of each Trust’s investment activities. The Board of each Trust, in turn, elects the officers of the Trusts who are responsible for administering the Trusts’ day-to-day operations. The Chairman of each Board, Ms. Elizabeth M. Forget, also serves as President and Chief Executive Officer of the Trusts, and President, Chief Executive Officer and Chairman of the Board of Managers of MetLife Advisers, and as such she participates in the oversight of the each Trust’s day-to-day operations. Ms. Forget is an “interested person” of the Trusts.

The Independent Trustees of each Board have elected a lead Independent Trustee, Dawn M. Vroegop. Ms. Forget and other officers of the Trusts regularly communicate and consult with Ms. Vroegop on various issues involving the management and operations of the Trusts. Ms. Vroegop, together with independent counsel, assists management in the development of the agendas for Board meetings and she generally acts as a liaison with management with respect to questions and other matters that are raised by the Independent Trustees. A portion of each regular meeting of the Board is devoted to an executive session of the Independent Trustees at which no members of management are present. At those meetings, the Independent Trustees consider a variety of matters, including those that are required by law to be considered by the Independent Trustees, and those that are scheduled to come before the full Board, including fund governance and leadership issues, and are advised by separate, independent legal counsel. Ms. Vroegop leads those meetings.

The Board of each Trust believes that having a super-majority of Independent Trustees on the Board, coupled with an Interested Chairman and a lead Independent Trustee, is appropriate and in the best interests of each Trust, given its current, specific characteristics. These characteristics include: (i) the extensive oversight provided by the Trusts’ Adviser, MetLife Advisers, LLC, over the subadvisers that conduct the day-to-day management of the Portfolios of the Trusts; (ii) the extent to which the work of each Board is conducted through the standing Committees; (iii) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of any Interested Trustee; and (iv) Ms. Forget’s additional roles as the Chief Executive Officer of the Adviser and the senior executive at MetLife, Inc. with responsibility for the fund selection in MetLife’s variable insurance products, which enhance the Boards’ understanding of the operations of the Adviser and the role played by the Trusts in MetLife’s variable products.

Board Oversight of Trust Risk

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular Board meetings, through regular reports that have been developed by management, in consultation with the Board and its counsel. These reports address certain investment, valuation and compliance-related matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the Adviser’s initiative. Such reports have addressed cybersecurity relating to the Trusts and Portfolios, operational matters relating to Trust service providers and other topics. In addition, the Audit Committee of the Board meets regularly with the Adviser’s personnel who are responsible for each Trust’s accounting and financial reports to review information on their examinations of functions and processes within the Adviser that affect the Trusts.

Under the multi-manager structure used by the Trusts, the Trusts’ Adviser is responsible for overall oversight, including risk management oversight, of the services provided by the various subadvisers. Each subadviser is responsible for the management of risks that may arise from its Portfolio investments. The Board requires the Adviser, and the subadvisers, as appropriate, to report to the full Board, on a regular and as-needed basis, on actual and potential risks to each Portfolio and the Trusts as a whole.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Trusts. In addition, officers of the Trusts meet regularly with the Board to discuss portfolio performance, including investment risk. To the extent that the Trusts change a particular investment strategy that could have a material impact on the Trusts’ risk profiles, the Board is consulted with respect to such a change. To the extent that the Trusts invest in certain complex securities, including derivatives, the Board receives periodic reports containing information about exposure of the Trusts to such instruments.

With respect to valuation, the Board receives regular written reports that enable the Board to monitor any fair valuations of securities in a particular Portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. The Board has directed its Audit Committee to review the quarterly valuation reports (including with respect to fair valuations), periodically review the Trusts’ valuation policies and procedures, and consult with the Trusts’ auditors about valuation matters in connection with the Audit Committee’s review of the results of the audit of each Trust’s year-end financial statements.

With respect to compliance, each Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board’s Independent Trustees, and who provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning compliance matters. The CCO oversees the development and implementation of compliance policies and procedures that are reasonably designed to detect, prevent and correct violations of federal securities laws (“Compliance Policies”). Each Board has approved the Compliance Policies, which seek to reduce risks relating to the possibility of non-compliance with the federal securities laws.

Standing Committees of the Board

The Board conducts much of its work through certain standing Committees, each of which is chaired by an Independent Trustee. Each Trust has a standing Audit Committee consisting of all of the Independent Trustees. The Audit Committee of each Board has identical members and the same Chairman, Ms. Gause, and meets as a single committee. The Audit Committee’s function is to, among other things: recommend to the Board independent accountants to conduct the annual audit of the Trusts’ financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for their professional services. In addition, each Board’s Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee of each Board also focuses on the valuation of the assets of the Portfolios of each Trust. The Board’s Audit Committee held four meetings during the fiscal year ended December 31, 2015.

Each Trust has a Nominating, Governance and Compensation Committee (“NGC Committee”) consisting of all of the Independent Trustees. The NGC Committee of each Board has identical members and the same Chairman, Ms. Hawthorne, and meets as a single committee. The NGC Committee’s function is to: evaluate Independent Trustee candidates and nominate Independent Trustee candidates to the full Board; review the size and composition of the Board; review and evaluate the Committee structure of the Board and make recommendations to the Board with respect to changes to existing Committees (including Committee membership) or for additional Committees (including membership); periodically review the Board’s governance practices and ongoing Trustee education; lead and manage the Board’s annual self-assessment process; review and oversee service providers that the Independent Trustees have engaged to assist them, including the performance of, and independence of, legal counsel to the Independent Trustees; review and recommend, as appropriate, changes to Independent Trustee compensation; and on an annual basis review and report findings to the full Board regarding the Trusts’ and Independent Trustees’ insurance coverage. Given the nature of the Trusts, in that the Trusts’ assets are used solely as funding options in variable annuity and life insurance contracts issued by MetLife-affiliated insurance companies, the current practice of the NGC Committee is to not consider nominees recommended by Contract holders. The Board’s NGC Committee held four meetings during the fiscal year ended December 31, 2015.

Each Trust has two Investment Performance Oversight Committees (A and B, which meet as single committees). Investment Performance Oversight Committee A of each Board is comprised of Mr. Boulware, Ms. Gause and Ms. Nugent and Mr. Boulware currently serves as Chairman. Investment Performance Oversight Committee B of each Board is comprised of Mr. Alderman, Ms. Hawthorne, Ms. Strumpf and Ms. Vroegop, and Ms. Strumpf currently serves as Chairman. Each Investment Performance Oversight Committee reviews investment performance matters relating to a particular group of Portfolios and the subadvisers to those Portfolios. Each Investment Performance Oversight Committee reports to the full Board regarding the activities and findings of the Committee. Each Board’s Investment Performance Oversight Committees A and B each held five meetings during the fiscal year ended December 31, 2015. Prior to August 18, 2015, each Trust had an Investment Performance Oversight Committee C that was comprised of all of the Independent Trustees. This Committee held two meetings during the fiscal year ended December 31, 2015.

Qualifications of the Trustees

The following provides an overview of the considerations that led each Board to conclude that each individual serving as a Trustee of the Trusts should so serve. The current members of the Board joined at different points in time since 2000. Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors each Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments, including prior experience in the financial services and investment management fields or on other boards; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) experience on boards of other investment companies that were merged into the Trusts (as applicable); and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect to each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trusts, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts. Each Trustee’s most recent five years of prior professional experience is summarized in the table above. In certain cases, additional professional experience and accomplishments not reflected in the table above contributed to each Board’s conclusion that an individual should serve on the Board. For example, Ms. Gause and Mr. Boulware each served as chief executive officer of a financial services company; Ms. Hawthorne served as interim chief executive officer and chairman of the board of a technology-related company; and Ms. Vroegop has served as a managing director of a financial services company. Ms. Nugent’s prior legal and professional careers focused on the mutual fund industry. Mr. Alderman served as lead Independent Trustee of the MIST Trust. Ms. Strumpf has served as the chairperson and investment officer of charitable foundations.

Compensation of the Trustees

The Trustees and Officers of the MIST Trust and MSF Trust who are officers or employees of MetLife and/or its affiliates (including the Adviser and MetLife Investors Distribution Company but not affiliates of MetLife that are registered investment companies) receive no compensation from the Trusts for their services as Officers or Trustees of the Trusts, although they may receive compensation from MetLife or any affiliate thereof for services rendered in those or other capacities.

Each Trustee who is not an employee of the Adviser or any of its affiliates currently receives compensation from the Trusts. The table below sets forth the compensation paid to each of the Trustees affiliated with the Adviser and all other Trustees during the fiscal year ended December 31, 2015.

As of December 31, 2008, each Trust adopted a Deferred Fee Agreement to allow each Independent Trustee to align his or her interests with those of the Portfolios and the Portfolios’ shareholders without purchasing one of the variable life insurance policies or variable annuity contracts through which the Portfolios of the Trusts are solely offered. All of the Independent Trustees participate in the Deferred Fee Agreement. Under each Deferred Fee Agreement, each Independent Trustee defers payment of all or part of the fees payable for such Trustee’s services and thereby shares in the experience alongside the Portfolios’ shareholders as the compensation deferred increases or decreases depending on the investment performance of the Portfolios on which such Trustee’s deferral account is based. Deferred amounts remain in a Trust until distributed in accordance with the provisions of the Trust’s Deferred Fee Agreement. The value of a participating Trustee’s deferral account is based on notional investments of deferred amounts, on the normal payment dates, in the Portfolios of the Trusts, that are designated by the participating Trustee. Pursuant to the Deferred Fee Agreement of each Trust, payments due under the Deferred Fee Agreement are unsecured obligations of the Trust.

Compensation Paid to the Trustees of the Trusts

Name of Person, Position	Aggregate Compensation from MIST Trust(1)	Aggregate Compensation from MSF Trust(1)	Pension or Retirement Benefits Accrued as Part of the Trusts’ Expenses	Total Compensation From Fund Complex* Paid to Trustees
Interested Trustee
Elizabeth M. Forget, President and Trustee	None	None	None	None

Name of Person, Position	Aggregate Compensation from MIST Trust(1)	Aggregate Compensation from MSF Trust(1)	Pension or Retirement Benefits Accrued as Part of the Trusts’ Expenses	Total Compensation From Fund Complex* Paid to Trustees
Independent Trustees
Stephen M. Alderman, Trustee	$198,595	$124,905	None	$323,500
Robert J. Boulware, Trustee	$217,007	$136,493	None	$353,500
Susan C. Gause, Trustee	$241,564	$151,936	None	$393,500
Nancy Hawthorne, Trustee	$229,298	$144,202	None	$373,500
Barbara A. Nugent, Trustee	$201,672	$126,828	None	$328,500
Keith M. Schappert, Trustee(2)	$68,786	$43,714	None	$112,500
Linda B. Strumpf, Trustee	$212,408	$133,592	None	$346,000
Dawn M. Vroegop, Trustee	$278,396	$175,104	None	$453,500

*	The Fund Complex includes the MIST Trust (48 portfolios as of December 31, 2015) and the MSF Trust (30 portfolios as of December 31, 2015).
(1)

Certain Trustees have elected to defer all or part of their total compensation for the year ended December 31, 2015, under the MIST Trust’s and/or MSF Trust’s Deferred Fee Agreement. Amounts deferred under the MIST Trust’s Deferred Fee Agreement for the fiscal year ended December 31, 2015 by Mr. Alderman, Mr. Boulware, Ms. Gause, Ms. Hawthorne, Ms. Nugent, Ms. Strumpf, and Ms. Vroegop were $49,649, $167,096, $241,564, $45,860, $67,157, $84,963 and $55,679, respectively. Amounts deferred under the MSF Trust’s Deferred Fee Agreement for the fiscal year ended December 31, 2015 by Mr. Alderman, Mr. Boulware, Ms. Gause, Ms. Hawthorne, Ms. Nugent, Ms. Strumpf, and Ms. Vroegop were $31,226, $105,099, $151,936, $28,840, $42,234, $53,437 and $35,021, respectively.

(2)

Mr. Schappert resigned from the Board effective May 20, 2015. The compensation disclosed herein reflects $17,197 and $10,928 that had been deferred for the fiscal year ended December 31, 2015 in accordance with MIST Trust’s and the MSF Trust’s Deferred Fee Agreements, respectively.

Trustees’ Share Ownership

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in the Trusts’ Portfolios and in the MetLife Funds Complex as of December 31, 2015. Unless otherwise noted, the dollar range of equity securities beneficially owned by a Trustee in a specified Portfolio represents an interest in that Portfolio, as of December 31, 2015, that is held through a Trust’s Deferred Fee Agreement and does not represent actual ownership of the specified Portfolio’s shares.

Share Ownership of the Trustees of the Trusts

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the MetLife Funds Complex
Interested Trustee
Elizabeth M. Forget	MetLife Asset Allocation 80 (MSF)	Over $100,000(1)	Over $100,000(1)

Independent Trustees
Stephen M. Alderman	AB Global Dynamic Allocation (MIST)	$10,001-$50,000(2)	Over $100,000(2)
	AQR Global Risk Balanced (MIST)	$10,001-$50,000(2)
	Barclays Aggregate Bond Index (MSF)	$10,001-$50,000(1)

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the MetLife Funds Complex
	BlackRock Global Tactical Strategies (MIST)	$10,001-$50,000(2)
	Goldman Sachs Mid Cap Value (MIST)	$10,001-$50,000(1)
	Invesco Balanced-Risk Allocation (MIST)	$10,001-$50,000(2)
	JPMorgan Global Active Allocation (MIST)	$10,001-$50,000(2)
	Loomis Sayles Global Markets (MIST)	$10,001-$50,000(2)
	MetLife Balanced Plus (MIST)	$10,001-$50,000(2)
	MetLife Multi-Index Targeted Risk (MIST)	$10,001-$50,000(2)
	Pyramis® Managed Risk (MIST)	$10,001-$50,000(2)
	Russel 2000® Index (MSF)	$10,001-$50,000(1)
	Schroders Global Multi-Asset (MIST)	$10,001-$50,000(2)
	T. Rowe Price Large Cap Growth (MSF)	$10,001-$50,000(1)
	T. Rowe Price Large Cap Value (MIST)	$10,001-$50,000(1)
	T. Rowe Price Mid Cap Growth (MIST)	$10,001-$50,000(1)

Robert Boulware	AQR Global Risk Balanced (MIST)	Over $100,000(2)	Over $100,000(2)
	ClearBridge Aggressive Growth (MIST)	$50,001-$100,000(2)
	Harris Oakmark International (MIST)	Over $100,000(2)
	Met/Aberdeen Emerging Markets Equity (MIST)	$50,001-$100,000(2)
	Met/Eaton Vance Floating Rate (MIST)	Over $100,000(2)
	Met/Templeton International Bond (MIST)	$50,001-$100,000(2)

Susan Gause	ClearBridge Aggressive Growth (MIST)	$50,001-$100,000(2)	Over $100,000(2)
	Harris Oakmark International (MIST)	Over $100,000(1)(2)
	Loomis Sayles Global Markets (MIST)	$50,001-$100,000(2)
	Met/Eaton Vance Floating Rate (MIST)	Over $100,000(2)

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the MetLife Funds Complex
	Met/Franklin Low Duration Total Return (MIST)	Over $100,000(2)
	Met/Templeton International Bond Fund (MIST)	$50,001-$100,000(2)
	PIMCO Inflation Protected Bond (MIST)	Over $100,000(1)(2)
	Schroders Global Multi-Asset (MIST)	Over $100,000(2)
	T. Rowe Price Mid Cap Growth (MIST)	$50,001-$100,000(1)(2)
	T. Rowe Price Small Cap Growth (MSF)	$50,001-$100,000(1)(2)
	Van Eck Global Natural Resources (MSF)	$1-$10,000(1)

Nancy Hawthorne	ClearBridge Aggressive Growth (MIST)	$50,001-$100,000(2)	Over $100,000(2)
	Harris Oakmark International (MIST)	$10,001-$50,000(2)
	MFS® Total Return (MSF)	$10,001-$50,000(2)
	T. Rowe Price Large Cap Growth (MSF)	Over $100,000(2)
	T. Rowe Price Small Cap Growth (MSF)	Over $100,000(2)

Barbara A. Nugent	AB Global Dynamic Allocation (MIST)	Over $100,000(1)	Over $100,000(1)(2)
	BlackRock Global Tactical Strategies (MIST)	Over $100,000(1)
	Met/Templeton International Bond (MIST)	$10,001-$50,000(2)
	MSCI EAFE® Index (MSF)	$10,001-$50,000(2)
	Russell 2000® Index (MSF)	$10,001-$50,000(2)
	T. Rowe Price Large Cap Value (MIST)	$10,001-$50,000(2)
	T. Rowe Price Mid Cap Growth (MIST)	$10,001-$50,000(2)
	T. Rowe Price Small Cap Growth (MSF)	$10,001-$50,000(2)

Linda B. Strumpf	AB Global Dynamic Allocation (MIST)	$50,001-$100,000(2)	Over $100,000(2)
	Clarion Global Real Estate (MIST)	$10,001-$50,000(2)

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the MetLife Funds Complex
	ClearBridge Aggressive Growth (MIST)	$10,001-$50,000(2)
	Invesco Comstock (MIST)	Over $100,000(2)
	Jennison Growth (MSF)	Over $100,000(2)
	MetLife Balanced Plus (MIST)	$10,001-$50,000(2)
	Neuberger Berman Genesis (MSF)	Over $100,000(2)
	T. Rowe Price Small Cap Growth (MSF)	Over $100,000(2)
	Van Eck Global Natural Resources (MSF)	$50,001-$100,000(2)

Dawn M. Vroegop	ClearBridge Aggressive Growth (MIST)	$1-$10,000(2)	Over $100,000(2)
	Harris Oakmark International (MIST)	$50,001-$100,000(2)
	Loomis Sayles Global Markets (MIST)	Over $100,000(2)
	Met/Aberdeen Emerging Markets Equity (MIST)	$10,001-$50,000(2)
	Met/Eaton Vance Floating Rate (MIST)	$10,001-$50,000(2)
	Met/Wellington Large Cap Research (MIST)	Over $100,000(2)
	Morgan Stanley Mid Cap Growth (MIST)	$1-$10,000(2)
	Neuberger Berman Genesis (MSF)	$1-$10,000(2)
	T. Rowe Price Mid Cap Growth (MIST)	$1-$10,000(2)
	Van Eck Global Natural Resources (MSF)	$10,001-$50,000(2)

(1)

Represents ownership, as of December 31, 2015, of insurance products that utilize the MIST Portfolios and/or the MSF Portfolios as investment vehicles. Shares of the MIST Portfolios and MSF Portfolios may not be held directly by individuals.

(2)	Represents ownership, as of December 31, 2015, through the Trusts’ Deferred Fee Agreements.

As of March 31, 2016, the Officers and Trustees of the MIST Trust and the MSF Trust as a group owned less than 1% of the outstanding shares of each Trust or any Portfolio of the Trusts.

Indemnification of Trustees and Officers

Each Trust’s Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the

Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Each Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Proxy Voting Policies and Procedures

Pursuant to each Trust’s Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Adviser. Because the Adviser views proxy voting as a function that is incidental and integral to portfolio management, it has, in turn, delegated the proxy voting responsibilities with respect to each Portfolio other than the MIST Allocation Portfolio, MSF Allocation Portfolios, American Allocation Portfolios, Feeder Portfolio, MetLife Balanced Plus Portfolio, and the MetLife Multi-Index Targeted Risk Portfolio to the applicable subadviser. Each Trust believes that each subadviser that purchases and sells securities for its respective Portfolio(s) and analyzes the performance of a Portfolio’s securities is in the best position and has the information necessary to vote proxies in the best interest of a Portfolio and its shareholders, including in situations where conflicts of interest may arise between the interests of shareholders on the one hand, and the interests of the Adviser, subadviser or any other affiliated person of the Trust, on the other hand. Appendix B to this SAI contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the Portfolios’ subadvisers.

The Adviser votes proxies relating to shares of an Underlying Portfolio in the same proportion as the vote of the other shareholders of the Underlying Portfolio with respect to a particular proposal.

As a shareholder of the Master Fund, the Feeder Portfolio will have the same voting rights as other shareholders. The Adviser will vote proxies relating to shares of the Master Fund held by the Feeder Portfolio in the same proportion as the vote of the other shareholders of the Master Fund with respect to a particular proposal.

Proxy Voting Records

The Adviser and each of the subadvisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information on how proxies relating to the Portfolios’ voting securities were voted by the Adviser or the subadvisers during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 638-7732 or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure Policy

The Trusts’ procedures with respect to disclosure of portfolio holdings information (“Procedures”) are designed to protect the confidentiality of each Trust’s portfolio holdings information, including material information about the Portfolios’ trading strategies or pending transactions, and prevent the selective disclosure of such information, except in accordance with the Procedures. The Procedures are also designed to ensure compliance by each Trust, the Adviser, the subadvisers, and other service providers with the anti-fraud provisions of the federal securities laws, including certain provisions of the 1940 Act, and rules promulgated thereunder, and general principles of fiduciary duty with respect to each Portfolio’s non-public portfolio holdings information.

The Procedures address:

•	when portfolio holdings information will be publicly disclosed;

•	the limited circumstances when non-public portfolio holdings information (including partial portfolio holdings information) may be selectively disclosed; and

•	the confidentiality requirements for such selective disclosure of non-public portfolio holdings information.

Non-public portfolio holdings information may only be selectively disclosed in compliance with the terms of the Procedures. Non-public portfolio holdings information may not be disseminated at any time for compensation or other consideration.

The Procedures have been approved by the Board of each Trust. The Adviser and all subadvisers are required to comply with the Procedures before disclosing any non-public portfolio holdings information of the Trusts. As part of their annual compliance review of the Trusts’ compliance procedures, the Boards review the adequacy of the Procedures and effectiveness of their implementation.

It is the policy of the Trusts to prevent the selective disclosure of non-public portfolio holdings information, except in accordance with the Procedures. Portfolio holdings may be disclosed on a selective basis only if (i) the disclosure is for legitimate business purposes of a Portfolio, (ii) such disclosure is in the best interest of the Portfolio’s shareholders, (iii) each recipient of such disclosure is subject to a duty of confidentiality, including a duty not to trade on the non-public information, and (iv) such disclosure is made in accordance with these Procedures. This policy applies to the Trusts, the Adviser and each subadviser and service provider to the Trusts.

Publicly Available Information

The Trust is obligated to publicly disclose its portfolio holdings information quarterly by filing Form N-Q (after the first and third quarter-ends) and Form N-CSR (after the second and fourth quarter-ends) with the SEC. At any time following the filing of Form N-Q or Form N-CSR, the Trusts, the Adviser, and any subadviser may disclose, or cause to be disclosed by a service provider, the portfolio holdings information of any Portfolio of the Trusts.

The Trusts or the Adviser may also disclose portfolio holdings information to any person if the Trusts make available such portfolio holdings information on one or more MetLife-affiliated website (a “MetLife website”) (including www.metlife.com/variablefunds). Unless the Adviser and a subadviser have agreed otherwise, the following portfolio holdings information will generally be published on a MetLife website:

•	the ten largest portfolio holdings of each Portfolio;

•	complete portfolio holdings of each Portfolio;

•	the percentage of the Portfolio’s net assets that each of the portfolio’s ten largest holdings represents; and

•	the percentage of the Portfolio’s net assets that the ten largest portfolio holdings represent in the aggregate.

Unless the Adviser and a subadviser have agreed otherwise, the ten largest holdings of each Portfolio, or all portfolio holdings in the case of the Allocation Portfolios, will generally be posted on a MetLife website as early as on or about the tenth business day following a calendar quarter-end. In the case of the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, Pyramis® Managed Risk Portfolio, and Schroders Global Multi-Asset Portfolio, the ten largest holding will generally be posted on a MetLife website as early as on or about the fifth business day following the calendar month-end.

Unless the Adviser and a subadviser have agreed otherwise, the complete holdings of each Portfolio, other than the Allocation Portfolios, will generally be posted on the MetLife website as early as on or about the thirtieth day following a calendar quarter-end.

The Trusts may exclude all or any portion of such portfolio holdings information from the MetLife website or delay its posting when such action is deemed in the best interest of the Trusts by the Trusts’ CCO. Portfolio holdings information generally remains posted on a MetLife website until replaced by more recent portfolio holdings information in a manner described above.

For purposes of these Procedures, a Portfolio’s ten largest portfolio holdings will not include information about swaps, futures, or forward currency transactions or transactions transmitted to the Trust’s custodian after certain established cut-off times.

Confidential Dissemination of Non-Public Portfolio Holdings Information

In order to carry out various functions on behalf of the Trust, it may be necessary for certain third parties to receive non-public portfolio holdings information before public dissemination of such information. Such information may be disclosed only after a good faith determination by the CCO, in light of the facts then known that:

•	there is a legitimate business purpose for the disclosure;

•	the disclosure is in the best interest of the Portfolio’s shareholders;

•	each recipient of such disclosure is subject to a duty of confidentiality, including a duty not to trade on the non-public information;

•	if practicable, the recipient is subject to a written confidentiality agreement; and

•	the disclosure is made in accordance with these Procedures.

A legitimate business purpose includes, but is not limited to, disseminating or providing access to portfolio holdings information to:

•	The service providers to the Trust (e.g., custodian, independent auditor) in order for the service provider to fulfill its contractual duties to the Trust;

•	A rating and ranking organization or mutual fund analyst (e.g., Lipper, Wilshire Analytics/Axiom);

•	Wilshire Analytics/Axiom for Portfolios included in the MetLife Asset Allocation Program;

•	A newly hired subadviser prior to the subadviser commencing its duties;

•	A subadviser of a Portfolio managing the surviving Portfolio of a merger or the substituting Portfolio in a substitution;

•	A transition manager hired to liquidate or restructure a Portfolio; or

•	A consultant that provides pricing services, proxy voting services and research and trading services.

If practicable, a recipient of non-public portfolio holdings information will be subject to a written confidentiality agreement that contains the following provisions:

•	The Trusts’ portfolio holdings information is the confidential property of the Trust and may not be used for any purpose except in connection with the provision of services to the Trusts;

•	The information may not be traded upon;

•

The recipient agrees to limit access to the information to its employees and agents who shall be subject to a duty to keep and treat such information as confidential and not to trade based on such information; and

•	Upon request from the Adviser, the recipient of the portfolio information shall return or destroy such information.

For purposes of the Procedures, the terms of any written confidentiality agreement and the determination as to whether it is practical to obtain such agreement must be made by the Trusts’ CCO.

Only the CCO, principal executive or principal accounting officer, or persons designated by such officers (each an “Authorized Person”) are authorized to approve the dissemination of non-public portfolio holdings information by the Adviser or a service provider to the Trust, and only in accordance with these Procedures. The authorization of the dissemination of non-public portfolio holdings information by a person other than the CCO shall be reported to the CCO prior to dissemination of the information.

Regarding a subadviser’s dissemination of non-public Portfolio holdings information, only the subadviser’s CCO may authorize such disclosure and only in accordance with these Procedures. In addition, as part of its subadviser oversight program, the Adviser shall review each subadviser’s process for complying with these Procedures and shall annually request a list of third-parties that have been authorized to receive the Trusts’ non-public portfolio holdings information.

Any exceptions to the Procedures may be made only if approved by the Trusts’ CCO as in the best interests of the Trust, and only if such exceptions are reported to the Trusts’ Board at its next regularly scheduled meeting.

Dissemination within MetLife Organization

Dissemination of a Trust’s portfolio holdings information to MetLife enterprise employees is limited to those persons (i) who are subject to a duty to keep such information confidential, including a duty not to trade on any non-public information, and (ii) who need to receive the information as part of their duties.

Disclosures Required by Law

No provision of these procedures is intended to restrict or prevent the disclosure of portfolio holding information that may be required by applicable law or which are requested by governmental authorities.

Ongoing Arrangements

Set forth below is a list, as of December 31, 2015, of those parties with whom the Trusts have entered into ongoing arrangements that include the release of portfolio holdings information in accordance with the Procedures, as well as the anticipated maximum frequency of the release under such arrangements, and the minimum length of lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for each Portfolio. The parties identified below as recipients are service providers, fund rating agencies, consultants, and analysts.

Recipient	Frequency	Delay Before Dissemination
Abel Noser	Daily	None
Advent	Daily	None
AT&T	Daily	None
Auerbach Grayson	Semi-Annually	30 days
Banco de Brasil	Semi-Annually	30 days
Bank of America/Merrill Lynch	Semi-Annually	30 days
Bank of New York Mellon	Monthly	15 business days
Barclays	Semi-Annually	30 days
Barclays Capital	As needed	None
Barclays Point	Daily	None
Berenberg	Semi-Annually	30 days
Bernstein	Semi-Annually	30 days
Bloomberg	Daily	None
Bloomberg FailStation	Daily	None
BMO Capital Markets	Semi-Annually	30 days
BNY Mellon	Daily	None
Boci Group	Semi-Annually	30 days
Brean Murray	Semi-Annually	30 days
Brown Brothers Harriman & Co.	Daily	None
Canaccord	Semi-Annually	30 days
Carnegie	Semi-Annually	30 days
Cazenove	Semi-Annually	30 days
Charles River	Daily	None
Cheuvreux	Semi-Annually	30 days

Recipient	Frequency	Delay Before Dissemination
CIBC	Semi-Annually	30 days
CIMB	Semi-Annually	30 days
Citibank	Daily	None
Citigroup-The Yield Book	Daily	None
CLSA	Semi-Annually	30 days
Cogent Consulting	Daily	None
Copal Partners (UK) Limited	Daily	None
Cormark	Semi-Annually	30 days
Cortland Capital Markets	Daily	None
Credit Suisse	Semi-Annually	30 days
DA Davison	Semi-Annually	30 days
Dahlman Rose	Semi-Annually	30 days
Daiwa	Semi-Annually	30 days
Danske Bank	Semi-Annually	30 days
Deloitte & Touche LLP	As needed	None
Deutsche Bank	Semi-Annually	30 days
Eagle Investment Systems Corp.	Daily	None
Electra Information Systems	Daily	None
Elkins McSherry	Daily	None
Ernst & Young	As needed	None
Euro Link Advisors	Semi-Annually	30 days
Exane	Semi-Annually	30 days
Eze Software Group	Daily	None
FactSet Research Systems Inc.	Daily	None
Financial Recovery Technologies	Quarterly	15 days
FX Transparency LLC	As needed	None
Glass Lewis & Co.	Daily	None
Global Trading	Daily	None
GMP	Semi-Annually	30 days
Goldman Sachs	Semi-Annually	30 days
Group SEB	Semi-Annually	30 days
Halvea	Semi-Annually	30 days
Handelsbanken	Semi-Annually	30 days
HSBC	Semi-Annually	30 days
IDS GmbH	Daily	None
Infinit Outsourcing, Inc.	Daily	None
ING	Semi-Annually	30 days
Institutional Shareholder Services/Securities Class Action Services	Daily	None
Interactive Data Corporation	As needed	None
Intermonte	Semi-Annually	30 days
Investec	Semi-Annually	30 days
Investment Technology Group, Inc.	Daily	None
Itau	Semi-Annually	30 days
ITG	Daily	None
Japan Invest	Semi-Annually	30 days
Jefferies	Semi-Annually	30 days
JP Morgan	Semi-Annually	30 days
JPM Pricing Direct	As needed	None
KBW Capital Markets	Semi-Annually	30 days
Kempen	Semi-Annually	30 days
Kotak	Semi-Annually	30 days
Latisys-Chicago, LLC	Daily	None
Liberum	Semi-Annually	30 days
Lipper	As needed	None

Recipient	Frequency	Delay Before Dissemination
Lombard Street Research	Semi-Annually	30 days
LSTA	Monthly	One Month
Macquarie	Semi-Annually	30 days
MainFirst	Semi-Annually	30 days
Markit Ltd.	Daily	None
Maxim Group	Semi-Annually	30 days
McDonald Information Services, Inc.	Generally once (when a security is added to an approved or project list)	None
Mediobanca	Semi-Annually	30 days
Mitsubishi UFJ	Semi-Annually	30 days
Mizuho	Semi-Annually	30 days
Morgan Stanley	Semi-Annually	30 days
Morningstar, Inc.	Daily	None
MSCI Barra	Daily	None
MSCI ESG Manager	As needed	None
Natixis	Semi-Annually	30 days
Needham	Semi-Annually	30 days
Nomura	Semi-Annually	30 days
Northern Trust Company	Daily	None
Numis	Semi-Annually	30 days
Oddo	Semi-Annually	30 days
Odeon Capital	Semi-Annually	30 days
Omgeo	Daily	None
Oppenheimer & Co.	Semi-Annually	30 days
Pricewaterhouse Coopers	As needed	None
Raymond James	Semi-Annually	30 days
RBC Capital Markets	Semi-Annually	30 days
Redburn	Semi-Annually	30 days
Renaissance Capital	Semi-Annually	30 days
RR Donnelley	As needed	None
Sales Force - Chatter	Daily	None
Samsung	Semi-Annually	30 days
Scotia Bank	Semi-Annually	30 days
SG Cowen	Semi-Annually	30 days
Sidoti	Semi-Annually	30 days
SMB Nikko Japan	Semi-Annually	30 days
Société Générale	Semi-Annually	30 days
SS&C Technologies	Daily	Daily
SSIMS	Daily	None
Standard Chartered	Semi-Annually	30 days
State Street Bank and Trust Company	Daily	None
Stifel	Semi-Annually	30 days
Stradley Ronon Stevens & Young, LLP	As needed	None
Sullivan & Worcester LLP	As needed	None
SunGard Financial Systems	Daily	None
Syntel Inc.	Daily	None
Trade Informatics	Daily	None
UBS	Semi-Annually	30 days
Vontobel	Semi-Annually	30 days
William Blair	Semi-Annually	30 days

Recipient	Frequency	Delay Before Dissemination
Wilshire Associates	Daily	None
Yield Book	Daily	None

The approval of the Trusts’ CCO, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information.

The Trusts are not required to describe an ongoing arrangement to make available non-public information about their portfolio holdings available if they:

•	make that information available on its website; and

•	disclose in its prospectuses the availability of the information on its website.

Limitations of Policy

The Trusts’ Procedures are designed to prevent sharing of non-public portfolio holdings information with third parties that have no legitimate business purpose for accessing the information. However, the Procedures may not be effective to limit access to non-public portfolio holdings information in all circumstances. For example, a subadviser may manage accounts other than the Portfolio that have investment objectives and strategies similar to those of the Portfolio. Because these accounts may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the subadviser may be able to infer the portfolio holdings of the Portfolio from the portfolio holdings in that investor’s account.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

The Trusts are managed by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”) which, subject to the supervision and direction of the Trustees of the Trusts, has overall responsibility for the general management and administration of the Trusts. The Adviser is a Delaware limited liability company and is a registered investment adviser and commodity pool operator. MetLife Investors Group, LLC (“MLIG”) owns all of the voting interests in the Adviser. MLIG is a wholly-owned subsidiary of MetLife, Inc., a Delaware public company traded on the New York Stock Exchange. The members of the Adviser include each insurance company the separate accounts of which invest in registered investment companies to which the Adviser serves as investment adviser. Each member’s interest in the Adviser entitles the member to share in the profit and loss of the Adviser in proportion to the profit and loss of the Adviser attributable to customers of that insurance company.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. It is anticipated that MetLife Advisers would be included in any such separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has yet to be determined, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on MetLife Advisers. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. Depending on the form a separation may take, MetLife Advisers’ continued service as investment adviser to the Trusts could be subject to the satisfaction of various conditions and approvals, which may include obtaining approvals from the Trusts’ Board and shareholders.

Each management agreement with the Adviser regarding the MIST Portfolios and each investment advisory agreement with the Adviser regarding the MSF Portfolios provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the Board of Trustees of the MIST Trust or MSF Trust, as applicable, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and (ii) by vote of a majority of those trustees who are not interested persons of the MIST Trust or MSF Trust, as applicable, cast in person at a meeting called for the purpose of voting on such approval.

The MIST Trust’s Management Agreements

Pursuant to two management agreements (the “Management Agreements”), MetLife Advisers, LLC has agreed to manage the investment and reinvestment of assets of each MIST Portfolio. MetLife Advisers has delegated for each MIST Portfolio (other than the American Allocation Portfolios, Feeder Portfolio, MIST Allocation Portfolio and the Base Portion of each of MetLife Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio) certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio’s account, to subadvisers under subadvisory agreements described below. MetLife Advisers is responsible for overseeing the MIST Portfolios’ subadvisers and for making recommendations to the Board of Trustees of the MIST Trust relating to, as necessary, hiring and replacing subadvisers to the Portfolios.

For the American Allocation Portfolios, MIST Allocation Portfolio and the Base Portion of each of MetLife Balanced Plus Portfolio and MetLife Multi-Index Targeted Risk Portfolio, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio.

For the Feeder Portfolio, MetLife Advisers selects the Master Fund in which the Feeder Portfolio will invest and monitors the Master Fund’s investment program.

Advisory services are provided to the MIST Portfolios subject to the supervision and direction of the MIST Trust’s Trustees. Each Management Agreement provides that the Adviser is required to furnish various information and reports, as well as other resources to the MIST Trust, at its own expense and without remuneration from or additional cost to the MIST Trust, including, but not limited to, office space, executive and other personnel, and information and services. MetLife Advisers, and not the MIST Portfolios, pays the fees of the MIST Portfolios’ subadvisers.

The MIST Trust pays the Adviser compensation at the annual percentage rates of the corresponding levels of that MIST Portfolio’s average daily net asset values, subject to any fee reductions or deferrals as described below in the section entitled “The MIST Trust’s Expenses and Expense Limitation Agreement” and described below in the section entitled “Management Fee Waivers for the MIST Portfolios.” Each MIST Portfolio allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

The Adviser receives no compensation for its services to the Feeder Portfolio. In the event that the Feeder Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment adviser and would receive a management fee at an annual rate of percentage of the assets of the Feeder Portfolio as follows:

MIST Feeder Portfolio	Fee
American Funds® Growth	0.75%

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
AB Global Dynamic Allocation	0.700 0.650 0.625 0.600	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Allianz Global Investors Dynamic Multi-Asset Plus	0.675 0.650 0.600	% % %	First $250 million Next $750 million Over $1 billion

American Funds® Balanced Allocation	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

American Funds® Growth Allocation	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

American Funds® Moderate Allocation	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

AQR Global Risk Balanced	0.675 0.650 0.625 0.600	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

BlackRock Global Tactical Strategies	0.800 0.750 0.700 0.675 0.650	% % % % %	First $100 million Next $200 million Next $300 million Next $400 million Over $1 billion

BlackRock High Yield	0.600%		All Assets

Clarion Global Real Estate	0.700 0.650 0.550	% % %	First $200 million Next $550 million Over $750 million

ClearBridge Aggressive Growth	0.650 0.600 0.550 0.500	% % % %	First $500 million Next $500 million Next $1 billion Over $2 billion

Goldman Sachs Mid Cap Value	0.750 0.700	% %	First $200 million Over $200 million

Harris Oakmark International	0.850 0.800 0.750	% % %	First $100 million Next $900 million Over $1 billion

Invesco Balanced-Risk Allocation	0.675 0.650 0.625 0.600	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

Invesco Comstock	0.650 0.600 0.525	% % %	First $500 million Next $500 million Over $1 billion

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Invesco Mid Cap Value	0.700 0.650 0.625	% % %	First $200 million Next $300 million Over $500 million

Invesco Small Cap Growth	0.880 0.830	% %	First $500 million Over $500 million

JPMorgan Core Bond(a)	0.550%		All Assets

JPMorgan Global Active Allocation	0.800 0.750 0.720 0.700	% % % %	First $250 million Next $250 million Next $250 million Over $750 million

JPMorgan Small Cap Value	0.800 0.775 0.750 0.725	% % % %	First $100 million Next $400 million Next $500 million Over $1 billion

Loomis Sayles Global Markets	0.700 0.650 0.600	% % %	First $500 million Next $500 million Over $1 billion

Met/Aberdeen Emerging Markets Equity	1.050 1.000 0.850 0.750	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

Met/Artisan International	0.750%		All Assets

Met/Eaton Vance Floating Rate	0.625 0.600	% %	First $100 million Over $100 million

Met/Franklin Low Duration Total Return	0.520 0.510 0.500 0.490 0.470 0.450	% % % % % %	First $100 million Next $150 million Next $250 million Next $500 million Next $500 million Over $1.5 billion

Met/Templeton International Bond	0.600%		All Assets

Met/Wellington Large Cap Research	0.625 0.600 0.575 0.550 0.500	% % % % %	First $250 million Next $250 million Next $500 million Next $1 billion Over $2 billion

MetLife Asset Allocation 100	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
MetLife Balanced Plus	0.100 0.075 0.050	% % %	Fees on the Portfolio’s Investments in Underlying Portfolios: First $500 million Next $500 million Over $1 billion

Fees on the Portfolio’s Other Assets:

	0.725 0.700 0.675 0.650	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

MetLife Multi-Index Targeted Risk	0.070 0.060 0.050	% % %	Fees on the Portfolio’s Investments in Underlying Portfolios: First $500 million Next $500 million Over $1 billion

Fees on the Portfolio’s Other Assets:

	0.500 0.485 0.470 0.450	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

MetLife Small Cap Value	0.750 0.700	% %	First $1 billion Over $1 billion

MFS® Research International	0.800 0.750 0.700 0.650	% % % %	First $200 million Next $300 million Next $500 million Over $1 billion

Morgan Stanley Mid Cap Growth	0.700 0.650 0.625	% % %	First $200 million Next $300 million Over $500 million

Oppenheimer Global Equity	0.700 0.680 0.670 0.660 0.650	% % % % %	First $100 million Next $150 million Next $250 million Next $250 million Over $750 million

PanAgora Global Diversified Risk	0.650 0.640 0.630 0.600	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

PIMCO Inflation Protected Bond	0.500 0.450	% %	First $1.2 billion Over $1.2 billion

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
PIMCO Total Return	0.500 0.475	% %	First $1.2 billion Over $1.2 billion

Pyramis® Government Income	0.520 0.440 0.400	% % %	First $100 million Next $400 million Over $500 million

Pyramis® Managed Risk	0.450%		All Assets

Schroders Global Multi-Asset	0.680 0.660 0.640 0.620 0.600	% % % % %	First $100 million Next $150 million Next $500 million Next $750 million Over $1.5 billion

SSGA Growth and Income ETF	0.330 0.300	% %	First $500 million Over $500 million

SSGA Growth ETF	0.330 0.300	% %	First $500 million Over $500 million

TCW Core Fixed Income	0.550%		All Assets

T. Rowe Price Large Cap Value(b)	0.570%		All Assets

T. Rowe Price Mid Cap Growth	0.750%		All Assets

(a)	Prior to January 7, 2013, JPMorgan Core Bond operated as a feeder fund and the Adviser received no compensation for the services it provided to the Portfolio prior to that date.

(b)

With respect to T. Rowe Price Large Cap Value, 0.750% of the first $50 million of the Portfolio’s average daily net assets plus 0.700% of such assets over $50 million up to $100 million; provided that if such assets are over $100 million up to $200 million, then 0.650% of the first $200 million of such assets; provided that if such assets are over $200 million up to $500 million, then 0.620% of the first $500 million of such assets; provided that if such assets are over $500 million up to $1 billion, then 0.595% of the first $500 million of such assets plus 0.570% of such assets over $500 million up to $1 billion; provided that if such assets are over $1 billion, then 0.570% of all such assets. If the assets of the Portfolio cross a threshold in reverse (i.e., decline below a threshold), then the absolute dollar fee payable by the Portfolio to the Adviser shall not be more than the minimum fee payable at the immediately higher threshold. When the Portfolio’s assets cross a threshold in reverse, the fee payable to the Adviser shall be calculated according to the following: when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $100 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.750% of the first $50 million of such assets plus 0.700% of such assets over $50 million up to $100 million and (2) the fee on $100 million calculated at a flat rate of 0.650%; when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $200 million but are over $100 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.650% and (2) the fee on $200 million calculated at a flat rate of 0.620%; when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $500 million but are over $200 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at a flat rate of 0.620% and (2) the fee on $500 million calculated at a flat rate of 0.595%; when the T. Rowe Price Large Cap Value Portfolio’s net assets decline below $1 billion but are over $500 million, the fee payable to the Adviser shall be the lower of (1) the fee on the Portfolio’s daily net assets calculated at 0.595% of the first $500 million of such assets plus 0.570% of such assets over $500 million up to $1 billion and (2) the fee on $1 billion calculated at a flat rate of 0.570%.

The following table shows the amounts in management fees earned by MetLife Advisers (unless otherwise indicated) for the fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

	Amount Earned by MetLife Advisers (Unless Otherwise Indicated)
MIST Portfolio	2015	2014		2013

AB Global Dynamic Allocation	$31,564,495	$31,478,554		$28,644,816

Allianz Global Investors Dynamic Multi-Asset Plus	517,644	93,076	(1)	—

American Funds® Balanced Allocation	2,766,278	2,840,569		2,697,303

American Funds® Growth	—	—		—

American Funds® Growth Allocation	1,864,034	1,877,597		1,721,111

American Funds® Moderate Allocation	1,888,552	1,953,432		1,925,274

AQR Global Risk Balanced	27,298,937	30,879,482		35,287,951

BlackRock Global Tactical Strategies	51,480,160	51,871,941		48,882,450

BlackRock High Yield	4,491,939	4,977,598		5,207,659

Clarion Global Real Estate	10,320,524	11,471,028		10,388,974

ClearBridge Aggressive Growth	19,599,687	17,825,732		10,721,467

Goldman Sachs Mid Cap Value	4,987,906	6,001,562		6,852,782

Harris Oakmark International	25,204,059	26,914,192		26,261,610

Invesco Balanced-Risk Allocation	8,595,690	8,562,678		8,386,357

Invesco Comstock	14,875,394	15,605,346		13,790,669

Invesco Mid Cap Value	8,248,382	8,285,106		7,340,064

Invesco Small Cap Growth	11,862,213	13,394,309		14,119,786

JPMorgan Core Bond	15,850,919	16,211,907		10,063,669	(3)

JPMorgan Global Active Allocation	12,574,306	11,305,194		6,999,334

JPMorgan Small Cap Value	4,783,339	5,401,092		4,951,098

Loomis Sayles Global Markets	3,546,396	3,636,490		3,468,509

Met/Aberdeen Emerging Markets Equity	12,699,180	14,196,235		13,260,760

Met/Artisan International	7,595,587	4,938,820	(2)	—

Met/Eaton Vance Floating Rate	5,333,905	5,681,625		5,446,281

Met/Franklin Low Duration Total Return	7,526,639	7,410,262		5,739,844

Met/Templeton International Bond	8,530,448	8,540,596		7,348,029

Met/Wellington Large Cap Research	13,295,174	11,485,647		6,870,448

	Amount Earned by MetLife Advisers (Unless Otherwise Indicated)
MIST Portfolio	2015		2014		2013

MetLife Asset Allocation 100	$1,255,397		$1,293,628		$1,147,104

MetLife Balanced Plus	26,422,673		25,792,176		19,672,004

MetLife Multi-Index Targeted Risk	2,100,822		1,345,818		350,319

MetLife Small Cap Value	8,228,565		9,627,269		10,779,488

MFS® Research International	14,253,051		15,854,571		17,192,070

Morgan Stanley Mid Cap Growth	7,253,050		8,214,595		7,645,132

Oppenheimer Global Equity*	8,714,976		7,654,341		5,339,244

PanAgora Global Diversified Risk	270,238		65,775	(1)	—

PIMCO Inflation Protected Bond	13,903,606		15,268,001		16,609,204

PIMCO Total Return	34,217,228		40,636,569		43,147,308

Pyramis® Government Income	5,300,439		5,402,753		6,318,214

Pyramis® Managed Risk	2,214,442		1,017,913		214,084	(4)

Schroders Global Multi-Asset	6,765,020		5,834,523		4,017,280

SSGA Growth and Income ETF	8,704,664		9,167,906		9,113,348

SSGA Growth ETF	3,128,020		3,188,331		2,933,657

TCW Core Fixed Income	6,953,253	(5)	—		—

T. Rowe Price Large Cap Value	20,003,467		21,322,977		19,189,458

T. Rowe Price Mid Cap Growth	12,933,872		13,227,567		13,020,405

*	Amounts shown for the period from 1/1/13 through 4/29/13 were paid to the Adviser by the Oppenheimer Global Equity Portfolio’s predecessor fund.
(1)	For the period 4/14/14 through 12/31/14.
(2)	For the period 4/29/14 through 12/31/14.
(3)	For the period 1/7/13 through 12/31/13.
(4)	For the period 4/29/13 through 12/31/13.
(5)	For the period 5/1/15 through 12/31/15.

Management Fee Waivers for the MIST Portfolios

With the exceptions of T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio, a schedule of any contractual or voluntary management fee waivers applicable to a MIST Portfolio is set forth in the prospectus for the relevant Portfolio.

With respect to all of the Portfolios managed by T. Rowe Price Associates, Inc. (“T. Rowe Price”), including T. Rowe Price Large Cap Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio, T. Rowe Price has agreed to a voluntary subadvisory fee waiver that applies if (1) assets under management by T. Rowe Price for the MIST Trust and MSF Trust in the aggregate exceed $750 million and (2) T. Rowe Price advises two or more portfolios of the MIST Trust and MSF Trust in the aggregate. The Adviser has voluntarily agreed to reduce its management fee for each of the Portfolios managed by T. Rowe Price, including T. Rowe Price Large Cap

Value Portfolio and T. Rowe Price Mid Cap Growth Portfolio, by the amount waived, if any, by T. Rowe Price pursuant to the foregoing voluntary subadvisory fee waiver. These voluntary waivers are not contractual and can be discontinued by T. Rowe Price and the Adviser at any time.

The waiver schedule for the period January 1 through December 31, 2015 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 million
5.0%	Next $750 million
7.5%	Next $1.5 billion
10.0%	Excess over $3 billion

The following table shows the amounts of management fees waived by MetLife Advisers for the following fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

MIST Portfolio	2015	2014	2013

AB Global Dynamic Allocation	$946,728	$923,928	$663,161

Allianz Global Investors Dynamic Multi-Asset Plus	—	7,610	—

American Funds® Balanced Allocation	—	—	—

American Funds® Growth	—	—	—

American Funds® Growth Allocation	—	—	—

American Funds® Moderate Allocation	—	—	—

AQR Global Risk Balanced	636,596	875,299	689,398

BlackRock Global Tactical Strategies	2,646,630	2,193,996	1,235,614

BlackRock High Yield	28,592	—	—

Clarion Global Real Estate	—	—	—

ClearBridge Aggressive Growth	179,984	359,469	116,117

Goldman Sachs Mid Cap Value	—	—	—

Harris Oakmark International	571,802	628,806	607,054

Invesco Balanced-Risk Allocation	426,673	407,557	379,840

Invesco Comstock	571,466	640,985	468,159

Invesco Mid Cap Value	225,000	225,026	80,684

Invesco Small Cap Growth	250,000	250,000	250,000

JPMorgan Core Bond	3,746,581	3,831,905	2,378,685

JPMorgan Global Active Allocation	792,808	702,157	—

JPMorgan Small Cap Value	588,334	629,287	470,657

Loomis Sayles Global Markets	—	—	—

Met/Aberdeen Emerging Markets Equity	250,000	250,000	249,999

Met/Artisan International	—	—	—

Met/Eaton Vance Floating Rate	—	—	—

MIST Portfolio	2015	2014	2013

Met/Franklin Low Duration Total Return	$—	$278,855	$271,275

Met/Templeton International Bond	—	—	—

Met/Wellington Large Cap Research	1,738,572	1,519,062	167,407

MetLife Asset Allocation 100	—	—	—

MetLife Balanced Plus	459,434	443,951	250,000

MetLife Multi-Index Targeted Risk	—	—	—

MetLife Small Cap Value	52,611	151,948	234,249

MFS® Research International	1,176,393	1,408,396	1,385,397

Morgan Stanley Mid Cap Growth	100,000	100,000	100,000

Oppenheimer Global Equity*	869,429	444,799	182,654

PanAgora Global Diversified Risk	—	6,559	—

PIMCO Inflation Protected Bond	239,089	64,889	—

PIMCO Total Return	2,570,234	—	—

Pyramis® Government Income	—	—	—

Pyramis® Managed Risk	543,002	282,414	68,219

Schroders Global Multi-Asset	—	—	—

SSGA Growth and Income ETF	—	—	—

SSGA Growth ETF	—	—	—

TCW Core Fixed Income(1)	—	—	—

T. Rowe Price Large Cap Value	875,855	939,580	959,101

T. Rowe Price Mid Cap Growth	717,195	738,244	494,529

*	No amounts were waived by MetLife Advisers with respect to the Oppenheimer Global Equity Portfolio’s predecessor fund during the period from 1/1/13 through 4/29/13.
(1)	For the period 5/1/15 through 12/31/15.

The MIST Trust’s Expenses and Expense Limitation Agreement

Each MIST Portfolio pays all expenses not borne by the Adviser or its subadviser, including, but not limited to, the charges and expenses of each Portfolio’s custodian, independent registered public accounting firm and legal counsel for the MIST Trust and its Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Trustees of the MIST Trust who are not directors or trustees, officers or employees of the Adviser or its affiliates, other than affiliated registered investment companies. All general MIST Trust expenses are allocated among and charged to the assets of the Portfolios of the MIST Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

MetLife Advisers has contractually agreed, for the period May 1, 2016, through April 30, 2017, to waive fees or pay all expenses (other than Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses) so as to limit certain of the MIST Portfolio’s Net Operating Expenses (other than Acquired Fund Fees and Expenses, brokerage costs, taxes, interest, other expenditures which are capitalized in accordance with generally accepted accounting principles, and any extraordinary expenses) (“Deferred Expenses”). These Deferred Expenses are subject to a Portfolio’s obligation to repay MetLife Advisers in future years, if any, when the relevant Portfolio’s expenses for the applicable Class fall below the expense limit that was in effect at the time that the Deferred Expenses were incurred. Such Deferred Expenses may be charged to a Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time that the Deferred Expenses were incurred. The Portfolio is not obligated to repay such expenses more than three years after the end of the fiscal year in which the Deferred Expenses were incurred. The current expense limits as a percentage of each class of a Portfolio’s average daily net assets are as follows:

	Expense Limit Agreement
MIST Portfolio	Class A	Class B	Class E

Allianz Global Investors Dynamic Multi-Asset Plus	N/A	1.20%	N/A

PanAgora Global Diversified Risk	N/A	1.30%	N/A

These expense figures do not include portfolio brokerage commissions, which are not deducted from the MIST Portfolio’s assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

The following table shows the Deferred Expenses for the fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

MIST Portfolio	2015	2014	2013

AB Global Dynamic Allocation	$—	$—	$—

Allianz Global Investors Dynamic Multi-Asset Plus	118,545	237,922	—

American Funds® Balanced Allocation	—	—	—

American Funds® Growth	—	—	—

American Funds® Growth Allocation	—	—	—

American Funds® Moderate Allocation	—	—	—

AQR Global Risk Balanced	—	—	—

BlackRock Global Tactical Strategies	—	—	—

BlackRock High Yield	—	—	—

Clarion Global Real Estate	—	—	—

ClearBridge Aggressive Growth	—	—	—

Goldman Sachs Mid Cap Value	—	—	—

Harris Oakmark International	—	—	—

MIST Portfolio	2015	2014	2013

Invesco Balanced-Risk Allocation	$—	$—	$—

Invesco Comstock	—	—	—

Invesco Mid Cap Value	—	—	—

Invesco Small Cap Growth	—	—	—

JPMorgan Core Bond	—	—	—

JPMorgan Global Active Allocation	—	—	—

JPMorgan Small Cap Value	—	—	—

Loomis Sayles Global Markets	—	—	—

Met/Aberdeen Emerging Markets Equity	—	—	—

Met/Artisan International	—	—	—

Met/Eaton Vance Floating Rate	—	—	—

Met/Franklin Low Duration Total Return	—	—	—

Met/Templeton International Bond	—	—	—

Met/Wellington Large Cap Research	—	—	—

MetLife Asset Allocation 100	—	—	—

MetLife Balanced Plus	—	—	—

MetLife Multi-Index Targeted Risk	—	—	—

MetLife Small Cap Value	—	—	—

MFS® Research International	—	—	—

Morgan Stanley Mid Cap Growth	—	—	—

Oppenheimer Global Equity*	—	—	—

PanAgora Global Diversified Risk	85,165	231,931	—

PIMCO Inflation Protected Bond	—	—	—

PIMCO Total Return	—	—	—

Pyramis® Government Income	—	—	—

Pyramis® Managed Risk	—	—	97,697

Schroders Global Multi-Asset	—	—	—

SSGA Growth and Income ETF	—	—	—

SSGA Growth ETF	—	—	—

TCW Core Fixed Income(1)	—	—	—

T. Rowe Price Large Cap Value	—	—	—

T. Rowe Price Mid Cap Growth	—	—	—

*	No amounts were waived or reimbursed to the Oppenheimer Global Equity Portfolio’s predecessor fund by MetLife Advisers during the period from January 1, 2013, through April 29, 2013.
(1)	For the period 5/1/15 through 12/31/15.

The following table shows the amounts repaid by the Portfolios to MetLife Advisers for the fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

MIST Portfolio	2015	2014	2013

AB Global Dynamic Allocation	$—	$—	$—

Allianz Global Investors Dynamic Multi-Asset Plus	—	—	—

American Funds® Balanced Allocation	—	—	—

American Funds® Growth	—	—	—

American Funds® Growth Allocation	—	—	—

American Funds® Moderate Allocation	—	—	—

AQR Global Risk Balanced	—	—	—

BlackRock Global Tactical Strategies	—	—	—

BlackRock High Yield	—	—	—

Clarion Global Real Estate	—	—	—

ClearBridge Aggressive Growth	—	—	—

Goldman Sachs Mid Cap Value	—	—	—

Harris Oakmark International	—	—	—

Invesco Balanced-Risk Allocation	—	—	—

Invesco Comstock	—	—	—

Invesco Mid Cap Value	—	—	—

Invesco Small Cap Growth	—	—	—

JPMorgan Core Bond	—	—	—

JPMorgan Global Active Allocation	—	—	21,567

JPMorgan Small Cap Value	—	—	—

Loomis Sayles Global Markets	—	—	—

Met/Aberdeen Emerging Markets Equity	—	—	—

Met/Artisan International	—	—	—

Met/Eaton Vance Floating Rate	—	—	—

Met/Franklin Low Duration Total Return	—	—	—

Met/Templeton International Bond	—	—	—

Met/Wellington Large Cap Research	—	—	—

MetLife Asset Allocation 100	—	68,214	249,766

MetLife Balanced Plus	—	—	—

MetLife Multi-Index Targeted Risk	—	148,313	—

MetLife Small Cap Value	—	—	—

MFS® Research International	—	—	—

MIST Portfolio	2015		2014	2013

Morgan Stanley Mid Cap Growth	$—		$—	$—

Oppenheimer Global Equity*	—		—	—

PanAgora Global Diversified Risk	—		—	—

PIMCO Inflation Protected Bond	—		—	—

PIMCO Total Return	—		—	—

Pyramis® Government Income	—		—	—

Pyramis® Managed Risk	—		97,697	—

Schroders Global Multi-Asset	—		—	97,343

SSGA Growth and Income ETF	—		—	—

SSGA Growth ETF	—		—	—

TCW Core Fixed Income	—	(1)	—	—

T. Rowe Price Large Cap Value	—		—	—

T. Rowe Price Mid Cap Growth	—		—	—

*	No amounts were repaid by the Oppenheimer Global Equity Portfolio’s predecessor fund to MetLife Advisers during the period from January 1, 2013, through April 29, 2013.
(1)	For the period 5/1/15 through 12/31/2015.

The MSF Trust’s Advisory Agreements

Pursuant to separate advisory agreements (the “Advisory Agreements”), MetLife Advisers, LLC has agreed to manage the investment and reinvestment of assets of each MSF Portfolio. MetLife Advisers has delegated for each MSF Portfolio (other than the MSF Allocation Portfolios) certain of these responsibilities, including responsibility for determining what investments such Portfolio should purchase, hold or sell and directing all trading for the Portfolio’s account, to subadvisers under subadvisory agreements described below. MetLife Advisers is responsible for overseeing the MSF Portfolios’ subadvisers and for making recommendations to the Board of Trustees of the MSF Trust relating to, as necessary, hiring and replacing subadvisers to the Portfolios.

For the MSF Allocation Portfolios, MetLife Advisers is responsible for determining the asset allocation range for the Portfolio and establishing specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolio based on the investment objectives and policies of the Underlying Portfolios, MetLife Advisers’ investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio.

Advisory services are provided to the MSF Portfolios subject to the supervision and direction of the MSF Trust’s Trustees. Each Advisory Agreement also provides that the Adviser shall pay the expenses of the MSF Trust relating to maintaining the staff and personnel, and providing the equipment, office space and facilities, necessary to perform the Advisers’ obligations under the advisory agreements and supervise and oversee the administrative services provided to the Portfolios by the third-party administrator. MetLife Advisers, and not the MSF Portfolios, pays the fees of the MSF Portfolios’ subadvisers.

The MSF Trust pays the Adviser compensation at the annual percentage rates of the corresponding levels of that MSF Portfolio’s average daily net asset values, subject to any fee reductions or deferrals as described below in the section entitled “The MSF Trust’s Expenses and Expense Limitation Agreement” and described below in the section entitled “Advisory Fee Waivers for the MSF Portfolios.” Each MSF Portfolio allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class.

As compensation for the services it receives under the Advisory Agreements, the MSF Trust pays the Adviser a monthly fee at the following annual rates of each Portfolio’s average daily net assets:

MSF Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Baillie Gifford International Stock	0.860 0.800 0.750	% % %	First $500 million Next $500 million Over $1 billion

Barclays Aggregate Bond Index	0.250%		All Assets

BlackRock Bond Income	0.400 0.350 0.300 0.250	% % % %	First $1 billion Next $1 billion Next $1 billion Over $3 billion

BlackRock Capital Appreciation	0.730 0.650	% %	First $1 billion Over $1 billion

BlackRock Large Cap Value	0.700 0.650 0.600	% % %	First $250 million Next $500 million Over $750 million

BlackRock Ultra-Short Term Bond	0.350 0.300	% %	First $1 billion Over $1 billion

Frontier Mid Cap Growth	0.750 0.700 0.650	% % %	First $500 million Next $500 million Over $1 billion

Jennison Growth	0.700 0.650 0.600 0.550	% % % %	First $200 million Next $300 million Next $1.5 billion Over $2 billion

Loomis Sayles Small Cap Core	0.900 0.850	% %	First $500 million Over $500 million

Loomis Sayles Small Cap Growth	0.900 0.850	% %	First $500 million Over $500 million

Met/Artisan Mid Cap Value	0.820 0.780	% %	First $1 billion Over $1 billion

Met/Dimensional International Small Company	0.850 0.800	% %	First $100 million Over $100 million

Met/Wellington Balanced	0.500 0.450 0.400	% % %	First $500 million Next $500 million Over $1 billion

Met/Wellington Core Equity Opportunities	0.750 0.700 0.650	% % %	First $1 billion Next $2 billion Over $3 billion

MetLife Asset Allocation 20	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

MSF Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels

MetLife Asset Allocation 40	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

MetLife Asset Allocation 60	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

MetLife Asset Allocation 80	0.100 0.075 0.050	% % %	First $500 million Next $500 million Over $1 billion

MetLife Mid Cap Stock Index	0.250%		All Assets

MetLife Stock Index	0.250%		All Assets

MFS® Total Return	0.600 0.550 0.500	% % %	First $250 million Next $500 million Over $750 million

MFS® Value	0.750 0.700 0.675 0.650	% % % %	First $250 million Next $2.25 billion Next $2.5 billion Over $5 billion

MSCI EAFE® Index	0.300%		All Assets

Neuberger Berman Genesis	0.850 0.800 0.750	% % %	First $500 million Next $500 million Over $1 billion

Russell 2000® Index	0.250%		All Assets

T. Rowe Price Large Cap Growth	0.650 0.600	% %	First $50 million Over $50 million

T. Rowe Price Small Cap Growth	0.550 0.500 0.450	% % %	First $100 million Next $300 million Over $400 million

Van Eck Global Natural Resources	0.800 0.775 0.750	% % %	First $250 million Next $750 million Over $1 billion

Western Asset Management Strategic Bond Opportunities	0.650 0.550	% %	First $500 million Over $500 million

Western Asset Management U.S. Government	0.550 0.450	% %	First $500 million Over $500 million

The following tables shows the amounts in advisory fees earned by MetLife Advisers (unless otherwise indicated) for the fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

	Amount Earned by MetLife Advisers (Unless Otherwise Indicated)
MSF Portfolio	2015	2014	2013

Baillie Gifford International Stock	$14,696,062	$15,881,841	$15,031,762

Barclays Aggregate Bond Index	6,043,028	5,441,189	4,703,130

BlackRock Bond Income	13,400,400	13,434,344	12,607,700

BlackRock Capital Appreciation	13,415,938	14,040,833	12,538,309

BlackRock Large Cap Value	10,058,237	11,303,007	11,794,670

BlackRock Ultra-Short Term Bond	4,002,311	4,483,036	5,067,088

Frontier Mid Cap Growth	8,673,891	8,468,684	7,822,214

Jennison Growth	17,367,438	18,439,307	17,034,652

Loomis Sayles Small Cap Core	4,196,524	4,389,395	4,158,330

Loomis Sayles Small Cap Growth	3,726,391	4,028,051	4,013,705

Met/Artisan Mid Cap Value	10,671,265	11,894,629	11,692,397

Met/Dimensional International Small Company	5,738,269	6,440,401	7,199,546

Met/Wellington Balanced	6,068,912	6,164,307	5,933,205

Met/Wellington Core Equity Opportunities	26,579,438	28,204,259	27,533,988

MetLife Asset Allocation 20	641,904	650,652	690,431

MetLife Asset Allocation 40	4,334,734	3,649,375	1,257,589

MetLife Asset Allocation 60	8,306,070	7,015,220	3,083,139

MetLife Asset Allocation 80	6,385,901	5,234,792	1,950,204

MetLife Mid Cap Stock Index	2,403,173	2,303,675	2,016,734

MetLife Stock Index	16,214,027	16,061,998	14,779,363

MFS® Total Return	5,177,730	5,563,579	5,666,848

MFS® Value	22,569,810	24,987,759	24,204,741

MSCI EAFE® Index	3,016,043	2,904,019	2,566,600

Neuberger Berman Genesis	10,885,190	12,176,454	11,693,294

Russell 2000® Index	2,227,132	2,192,905	1,945,541

T. Rowe Price Large Cap Growth	14,207,875	14,891,289	12,581,606

T. Rowe Price Small Cap Growth	6,197,916	5,782,938	4,390,500

Van Eck Global Natural Resources	8,202,233	9,035,999	8,450,531

Western Asset Management Strategic Bond Opportunities	7,874,901	7,012,520	5,979,637

Western Asset Management U.S. Government	11,964,383	12,905,869	12,367,012

Advisory Fee Waivers for the MSF Portfolios

With the exceptions of T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio, a schedule of any contractual or voluntary advisory fee waivers applicable to each MSF Portfolio is set forth in the prospectus for the relevant Portfolio.

With respect to all of the Portfolios managed by T. Rowe Price, including T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio, T. Rowe Price has agreed to a voluntary subadvisory fee waiver that applies if (1) assets under management by T. Rowe Price for the MSF Trust and MIST Trust in the aggregate exceed $750 million and (2) T. Rowe Price advises two or more portfolios of the MSF Trust and MIST Trust in the aggregate. The Adviser has voluntarily agreed to reduce its management fee for each of the Portfolios managed by T. Rowe Price, including T. Rowe Price Large Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio, by the amount waived, if any, by T. Rowe Price pursuant to the foregoing voluntary subadvisory fee waiver. These voluntary waivers are not contractual and can be discontinued by T. Rowe Price and the Adviser at any time.

The waiver schedule for the period January 1 through December 31, 2015 was:

Percentage Fee Waiver	Combined Assets
0.0%	First $750 million
5.0%	Next $750 million
7.5%	Next $1.5 billion
10.0%	Excess over $3 billion

The following table shows the amounts of advisory fees waived by MetLife Advisers for the following fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

MSF Portfolio	2015	2014	2013
Baillie Gifford International Stock	$2,284,212	$2,521,368	$1,948,646

Barclays Aggregate Bond Index	187,582	151,471	113,128

BlackRock Bond Income	—	—	—

BlackRock Capital Appreciation	1,064,548	175,000	174,998

BlackRock Large Cap Value	471,520	2,437,027	1,098,940

BlackRock Ultra-Short Term Bond	1,465,319	2,237,968	1,852,424

Frontier Mid Cap Growth	111,507	120,531	110,661

Jennison Growth	2,179,809	2,335,717	2,138,605

Loomis Sayles Small Cap Core	366,280	386,458	361,703

Loomis Sayles Small Cap Growth	364,044	397,497	395,968

Met/Artisan Mid Cap Value	—	—	—

Met/Dimensional International Small Company	50,000	50,000	50,000

Met/Wellington Balanced	405,146	415,783	—

Met/Wellington Core Equity Opportunities	5,509,865	5,550,463	1,862,498

MetLife Asset Allocation 20	—	—	—

MetLife Asset Allocation 40	—	—	—

MetLife Asset Allocation 60	—	—	—

MSF Portfolio	2015	2014	2013

MetLife Asset Allocation 80	$—	$—	$—

MetLife Mid Cap Stock Index	23,063	21,073	15,335

MetLife Stock Index	797,842	788,720	711,762

MFS® Total Return	—	—	—

MFS® Value	4,481,988	5,108,863	4,905,859

MSCI EAFE® Index	26,184	23,428	17,777

Neuberger Berman Genesis	125,000	125,002	125,000

Russell 2000® Index	19,543	18,858	13,912

T. Rowe Price Large Cap Growth	1,030,703	1,094,504	900,322

T. Rowe Price Small Cap Growth	295,643	278,289	262,479

Van Eck Global Natural Resources	119,456	124,158	124,763

Western Asset Management Strategic Bond Opportunities	570,446	492,285	403,852

Western Asset Management U.S. Government	359,528	401,372	377,422

The MSF Trust’s Expenses and Expense Limitation Agreement

Each MSF Portfolio pays all expenses not borne by the Adviser or its subadviser, including, but not limited to, the charges and expenses of each Portfolio’s custodian, independent registered public accounting firm and legal counsel for the MSF Trust and its Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and preparing, printing and mailing prospectuses and reports to shareholders, dues for membership in the Investment Company Institute, and the compensation of Trustees of the MSF Trust who are not directors or trustees, officers or employees of the Adviser or its affiliates, other than affiliated registered investment companies. All general MSF Trust expenses are allocated among and charged to the assets of the Portfolios of the MSF Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio.

Pursuant to an expense agreement relating to certain of the Portfolios, the Adviser has agreed, from May 1, 2016, to April 30, 2017 to waive a portion of its advisory fees or pay a portion of the other operating expenses (not including acquired fund fees and expenses, brokerage costs, interest, taxes, or extraordinary expenses) to the extent total operating expenses exceed stated annual expense limits (based on a Portfolio’s then-current fiscal year, which limits vary from Portfolio to Portfolio). For each Portfolio set forth below, this subsidy, and similar subsidies in effect in earlier periods, are subject to the obligation of each class of such Portfolios to repay the Adviser in future years, if any, when a class’ expenses fall below the stated expense limit pertaining to that class that was in effect at the time of the subsidy in question. Such deferred expenses may be charged to a class in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the class’ stated expense limit that was in effect at the time of the subsidy in question; provided, however, that no class of a Portfolio is obligated to repay any expense paid by the Adviser more than five years after the end of the fiscal year in which such expense was incurred. The current expense limits as a percentage of each class of a Portfolio’s average daily net assets are as follows:

	Expense Limit Agreement
MSF Portfolio	Class A	Class B
MetLife Asset Allocation 20	0.10%	0.35%

These expense figures do not include portfolio brokerage commissions, which are not deducted from the MSF Portfolio’s assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

The following table shows the amounts waived and/or reimbursed by MetLife Advisers to the following Portfolio(s) for the fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

MSF Portfolio	2015	2014	2013
MetLife Asset Allocation 20	$99,092	$111,213	$61,885

Subadvisory Arrangements for the MIST Trust and MSF Trust

MetLife Advisers has delegated to certain subadvisers the responsibility for continuously providing an investment program for certain of the MIST Portfolios and MSF Portfolios. The following table lists the relevant Portfolios and the corresponding subadviser for each such Portfolio.

Portfolio	Subadviser
AB Global Dynamic Allocation*	AllianceBernstein L.P.
Allianz Global Investors Dynamic Multi-Asset Plus*	Allianz Global Investors U.S. LLC
AQR Global Risk Balanced*	AQR Capital Management, LLC
Baillie Gifford International Stock+	Baillie Gifford Overseas Limited
Barclays Aggregate Bond Index+	MetLife Investment Advisors, LLC
BlackRock Bond Income+	BlackRock Advisors, LLC
BlackRock Capital Appreciation+	BlackRock Advisors, LLC
BlackRock Global Tactical Strategies*	BlackRock Financial Management, Inc.
BlackRock High Yield*	BlackRock Financial Management, Inc.
BlackRock Large Cap Value+	BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond+	BlackRock Advisors, LLC
Clarion Global Real Estate*	CBRE Clarion Securities LLC
ClearBridge Aggressive Growth*	ClearBridge Investments, LLC
Frontier Mid Cap Growth+	Frontier Capital Management Company, LLC
Goldman Sachs Mid Cap Value*	Goldman Sachs Asset Management, L.P.
Harris Oakmark International*	Harris Associates L.P.
Invesco Balanced-Risk Allocation*	Invesco Advisers, Inc.
Invesco Comstock*	Invesco Advisers, Inc.
Invesco Mid Cap Value*	Invesco Advisers, Inc.
Invesco Small Cap Growth*	Invesco Advisers, Inc.
Jennison Growth+	Jennison Associates LLC
JPMorgan Core Bond*	J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation*	J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value*	J.P. Morgan Investment Management Inc.
Loomis Sayles Global Markets*	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Core+	Loomis, Sayles & Company, L.P.
Loomis Sayles Small Cap Growth+	Loomis, Sayles & Company, L.P.
Met/Aberdeen Emerging Markets Equity*	Aberdeen Asset Managers Limited
Met/Artisan International*	Artisan Partners Limited Partnership
Met/Artisan Mid Cap Value+	Artisan Partners Limited Partnership
Met/Dimensional International Small Company+	Dimensional Fund Advisors LP
Met/Eaton Vance Floating Rate*	Eaton Vance Management
Met/Franklin Low Duration Total Return*	Franklin Advisers, Inc.
Met/Templeton International Bond*	Franklin Advisers, Inc.
Met/Wellington Balanced+	Wellington Management Company LLP

Portfolio	Subadviser
Met/Wellington Core Equity Opportunities+	Wellington Management Company LLP
Met/Wellington Large Cap Research*	Wellington Management Company LLP
MetLife Balanced Plus (Overlay Portion)*	Pacific Investment Management Company LLC
MetLife Mid Cap Stock Index+	MetLife Investment Advisors, LLC
MetLife Multi-Index Targeted Risk (Overlay Portion)*	MetLife Investment Advisors, LLC
MetLife Small Cap Value*	Delaware Investments Fund Advisers Wells Capital Management Incorporated
MetLife Stock Index+	MetLife Investment Advisors, LLC
MFS® Research International*	Massachusetts Financial Services Company
MFS® Total Return+	Massachusetts Financial Services Company
MFS® Value+	Massachusetts Financial Services Company
Morgan Stanley Mid Cap Growth*	Morgan Stanley Investment Management Inc.
MSCI EAFE® Index+	MetLife Investment Advisors, LLC
Neuberger Berman Genesis+	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Equity*	OppenheimerFunds, Inc.
PanAgora Global Diversified Risk*	PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond*	Pacific Investment Management Company LLC
PIMCO Total Return*	Pacific Investment Management Company LLC
Pyramis® Government Income*	FIAM LLC
Pyramis® Managed Risk*	FIAM LLC
Russell 2000® Index+	MetLife Investment Advisors, LLC
Schroders Global Multi-Asset *	Schroder Investment Management North America Inc.(a)
SSGA Growth and Income ETF*	SSGA Funds Management, Inc.
SSGA Growth ETF*	SSGA Funds Management, Inc.
TCW Core Fixed Income*	TCW Investment Management Company
T. Rowe Price Large Cap Growth+	T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value*	T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth*	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth+	T. Rowe Price Associates, Inc.
Van Eck Global Natural Resources+	Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities+	Western Asset Management Company(b)
Western Asset Management U.S. Government+	Western Asset Management Company

*	Denotes MIST Portfolio

+	Denotes MSF Portfolio

(a)	Schroder Investment Management North America Inc. has retained Schroder Investment Management North America Limited to provide investment sub-advisory services to it in connection with the management of the Portfolio.

(b)	As described below, in connection with Western Asset’s service as subadviser to Western Asset Management Strategic Bond Opportunities, Western Asset may delegate to its affiliate, Western Asset Management Company Limited (“Western Asset Limited”), any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. As compensation to Western Asset Limited, Western Asset will compensate Western Asset Limited from any fees paid to Western Asset by the Adviser in proportion to the assets delegated to Western Asset Limited.

Ownership Information for the Subadvisors to the MIST Trust and MSF Trust

Aberdeen Asset Managers Limited (“Aberdeen”) is a Scottish company located at Bow Bells House, 1 Bread Street, London, England, EC4M9HH. Aberdeen is a wholly-owned subsidiary of Aberdeen Asset Management PLC.

AllianceBernstein L.P. is a Delaware limited partnership located at 1345 Avenue of the Americas, New York, New York 10105. Approximately 64% of the equity in AllianceBernstein is owned by AXA, a global financial services company based in France.

Allianz Global Investors U.S. LLC is a Delaware limited liability company located at 1633 Broadway, 43rd Floor, New York, New York 10019. It is an indirect wholly-owned subsidiary of Allianz SE, a global financial services company based in Germany.

AQR Capital Management, LLC (“AQR”) is a Delaware limited liability company located at Two Greenwich Plaza, Greenwich, Connecticut 06830. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings.

Artisan Partners Limited Partnership (“Artisan Partners”) was organized in 1994. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly-traded Delaware corporation. A stockholders committee has the authority to vote more than a majority of the combined voting power of APAM’s capital stock. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin, 53202.

Baillie Gifford Overseas Limited (“Baillie Gifford”) is a wholly-owned subsidiary of Baillie Gifford & Co., which is controlled by its full-time working partners. Both Baillie Gifford and Baillie Gifford & Co. are authorized and regulated in the United Kingdom by the Financial Conduct Authority. The principal address of Baillie Gifford is Calton Square, 1 Greenside Row, Edinburgh, EH1 3AN, Scotland.

BlackRock Advisors, LLC, located at 55 East 52nd Street, New York, New York 10055, is an indirect wholly-owned subsidiary of BlackRock, Inc., which is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. BlackRock, Inc. and its global subsidiaries provide investment management and risk management services.

BlackRock Financial Management, Inc., located at 55 East 52nd Street, New York, New York 10055, is an indirect wholly-owned subsidiary of BlackRock, Inc., which is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. BlackRock, Inc. and its global subsidiaries provide investment management and risk management services.

CBRE Clarion Securities LLC’s (“CBRE Clarion”) is a Delaware limited liability company whose earliest predecessor firm was founded in 1969. CBRE Clarion is a majority-owned subsidiary of CBRE Group, Inc. CBRE Clarion’s principal address is 201 King of Prussia Road, Radnor, Pennsylvania 19087. CBRE Clarion is in the business of providing investment management services to institutional client accounts.

ClearBridge Investments, LLC (“ClearBridge”), located at 620 Eighth Avenue, New York, New York 10018, is an investment advisor that succeeded the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. ClearBridge is a wholly-owned subsidiary of Legg Mason, Inc.

Delaware Investments Fund Advisers (“Delaware Investments”) is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is a series of Delaware Business Trust, which is a subsidiary of Delaware Holdings, Inc. (“DHI”). DHI is a wholly-owned subsidiary of Macquarie Group Limited.

Dimensional Fund Advisors LP (“Dimensional”) was originally organized as “Dimensional Fund Advisors Inc.,” a Delaware corporation in May 1981, and in November 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is controlled and operated by Dimensional Holdings, Inc., a Delaware corporation. Dimensional is engaged in the business of providing investment management services. Dimensional is headquartered at 6300 Bee Cave Road, Building One, Austin, Texas, 78746.

Eaton Vance Management (“Eaton Vance”) is a wholly-owned subsidiary of Eaton Vance Corp. Eaton Vance and its affiliates provide asset management services on behalf of mutual funds, institutional clients and individuals. Eaton Vance is located at Two International Place, Boston Massachusetts 02110.

FIAM LLC (“FIAM”) has primary responsibility for choosing investments for the Pyramis® Government Income Portfolio and Pyramis® Managed Risk Portfolio. FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FIAM. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders’ voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC. FIAM is located at 900 Salem Street Smithfield, Rhode Island 02917.

Franklin Advisers, Inc. (“Franklin Advisers”) is a California corporation located at One Franklin Parkway, San Mateo, California 94403. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

Frontier Capital Management Company, LLC, located at 99 Summer Street, Boston, Massachusetts 02110, was founded in 1980, and since 2000 has been a Delaware limited liability company with senior professionals of the firm sharing ownership with Affiliated Managers Group, Inc.

Goldman Sachs Asset Management, L.P. (“Goldman”) is an affiliate of Goldman, Sachs & Co., and has been a registered investment adviser since 1990. Goldman is located at 200 West Street, New York, New York 10282.

Harris Associates L.P. (“Harris”) is a Delaware limited partnership managed by Harris Associates, Inc. (“HAI”). Harris and HAI are wholly-owned subsidiaries of Natixis Global Asset Management L.P., which is an indirect subsidiary of Natixis Global Asset Management U.S. (“NGAM”). NGAM is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. Together with its predecessor firms, Harris has advised and managed mutual funds since 1970. Harris is located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606.

Invesco Advisers, Inc. (“Invesco”) as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Today, Invesco advises or manages investment portfolios encompassing a broad range of investment objectives. Invesco is an indirect, wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. The principal address for Invesco is 1555 Peachtree Street, N.E. Atlanta Georgia 30309.

J.P. Morgan Investment Management Inc. (“JPMIM”) is a Delaware corporation located at 270 Park Avenue, New York, New York 10017. JPMIM is an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

Jennison Associates LLC (“Jennison”) was founded in 1969. Jennison, located at 466 Lexington Avenue, New York, New York 10017, provides investment management services primarily to corporations, trustee pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers. Jennison is a wholly-owned subsidiary of Prudential Investment Management, Inc. (“PIMI”). PIMI is a wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential Financial, Inc. Jennison is organized under the laws of Delaware as a single member limited liability company.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”), is a limited partnership managed by its general partner, Loomis, Sayles & Company, Incorporated. Loomis Sayles is a wholly-owned subsidiary of Natixis Global Asset Management which owns, in addition to Loomis Sayles, a number of other asset management and distribution and service entities. Natixis Global Asset Management is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. The principal address for Loomis Sayles is One Financial Center, Boston Massachusetts 02111.

Massachusetts Financial Services Company (“MFS”) and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company). The principal address for MFS is 111 Huntington Avenue, Boston, Massachusetts 02199.

MetLife Investment Advisors, LLC (“MLIA”) is a wholly-owned subsidiary of MetLife, Inc., a publicly-owned Delaware corporation. MLIA also manages investment assets for certain affiliated companies and other entities. MLIA is an affiliate of the Adviser and contracts with the Adviser to provide advisory services to certain Portfolios. MLIA is located at 200 Park Avenue, New York, New York 10166.

Morgan Stanley Investment Management, Inc. (“MSIM”), is located at 522 Fifth Avenue, New York, New York 10036. MSIM is a Delaware corporation and is a direct wholly-owned subsidiary of Morgan Stanley.

Neuberger Berman Investment Advisers LLC, located at 605 Third Avenue, New York, New York 10158, along with its predecessor firms and affiliates, have been managing money since 1939 and have specialized in the management of mutual funds since 1950.

OppenheimerFunds, Inc. (“Oppenheimer”) is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization. Oppenheimer is located at 225 Liberty Street, New York, New York 10281.

Pacific Investment Management Company LLC (“PIMCO”) is a majority-owned subsidiary of Allianz Asset Management with minority interests held by certain of its current and former officers, by Allianz Asset Management of America LLC, and by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by certain current and former officers of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE. The principal address for PIMCO is 650 Newport Center Drive, Newport Beach, California 92660.

PanAgora Asset Management, Inc. is a Delaware corporation located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210. The firm was founded in 1989, and is jointly owned by Power Financial Corporation, Nippon Life Insurance Company, and certain key employees.

SSGA Funds Management, Inc. (“SSGA FM”) is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SSGA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (“SSGA”), the investment management arm of State Street Corporation. The principal address for SSGA FM is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Schroder Investment Management North America Inc., (“Schroders”) through its predecessors, has been an investment manager since 1962, and serves as investment adviser to mutual funds and a broad range of institutional investors. Schroders plc, Schroders’ ultimate parent, is a global asset management company. Schroders is located at 875 Third Avenue, 22nd Floor New York, New York 10022.

TCW Investment Management Company was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. (“TCW”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. In February 2013, The Carlyle Group and the management of TCW announced the completion of their acquisition of TCW from Société Générale, creating an independent firm. As a result of the transaction, TCW management and employees own approximately 40% of the firm on a fully diluted basis.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street Baltimore, Maryland 21202, is a Maryland corporation dating back to 1937. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

Van Eck Associates Corporation (“Van Eck”) is a Delaware corporation located at 666 Third Avenue, 9th Floor, New York, New York 10017. Van Eck is a private company wholly owned by members of the van Eck family. Jan F. van Eck is a principal shareholder.

Wellington Management Company LLP (“Wellington Management”) is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210.

Wells Capital Management Incorporated (“WellsCap”), headquartered at 525 Market Street, San Francisco, California 94105, is an indirect, wholly-owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services.

Western Asset Management Company (“Western Asset”) is a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company. Western Asset Management Company delegates to its affiliate, Western Asset Management Company Limited (previously defined as Western Asset Limited) any of its responsibilities with respect to transactions in foreign currencies and debt securities denominated in foreign currencies. Western Asset Limited, which acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, is a wholly-owned subsidiary of Legg Mason, Inc. The principal address for Western Asset is 385 E. Colorado Boulevard, Pasadena, California 91101.

The MIST Trust’s Subadvisory Agreements

As noted above, MetLife Advisers has delegated for certain MIST Portfolios responsibility for making day-to-day investment decisions for the Portfolios to subadvisers. Pursuant to a Subadvisory Agreement with the Adviser, each subadviser to a MIST Portfolio develops a plan for investing the assets of the Portfolio, selects the assets to be purchased and sold by the Portfolio, selects the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. For these services, MetLife Advisers pays each subadviser a fee based on the applicable MIST Portfolio’s average daily net assets. The MIST Portfolios are not responsible for the fees paid to the subadvisers.

Each Subadvisory Agreement will continue in force for two years from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually by: (i) the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio; and (ii) the vote of a majority of the Independent Trustees of the MIST Trust by votes cast in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Adviser, by the Trustees of the MIST Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days’ prior written notice to the subadviser or by the subadviser on not less than 90 days’ prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon.

Each Subadvisory Agreement provides that the relevant subadviser shall not be subject to any liability to the MIST Trust or the Adviser for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misconduct, bad faith, gross negligence or reckless disregard of its duties on the part of the subadviser.

The MIST Trust relies on an exemptive order from the SEC that permits MetLife Advisers to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of MetLife Advisers or the MIST Trust without obtaining shareholder approval. The Trustees of the MIST Trust must approve any new subadvisory agreements entered into in reliance on the exemptive order, and the MIST Trust must comply with certain other conditions set forth in the order. The exemptive order also permits the MIST Trust to continue to employ an existing unaffiliated subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees of the MIST Trust. The MIST Trust will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

If required by law, and subject to the exemptive order obtained by the MIST Trust and MetLife Advisers, any amendment to a subadvisory agreement or any new subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable MIST Portfolio and by vote of a majority of the Trustees who are not interested persons of (i) the MIST Trust or (ii) the applicable MIST Portfolio’s investment adviser or subadviser.

The MIST Portfolios’ Subadvisory Fee Schedules

As compensation for services provided by the subadvisers, the Adviser pays to the applicable subadviser a monthly fee at the following annual rates of each MIST Portfolio’s average daily net assets:

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
AB Global Dynamic Allocation(a)	0.400 0.350 0.300 0.280 0.270 0.260	% % % % % %	First $250 million Next $250 million Next $1.5 billion Next $1.5 billion Next $1.5 billion Over $5 billion

Allianz Global Investors Dynamic Multi-Asset Plus	0.375 0.350 0.300	% % %	First $250 million Next $750 million Over $1 billion

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
AQR Global Risk Balanced(b)	0.375 0.350 0.325 0.290 0.260	% % % % %	First $250 million Next $500 million Next $250 million Next $2.5 billion Over $3.5 billion

BlackRock Global Tactical Strategies(c)	0.375 0.350 0.320 0.290	% % % %	First $1 billion Next $2 billion Next $2 billion Over $5 billion

BlackRock High Yield	0.350%		All Assets

Clarion Global Real Estate	0.400 0.350 0.300	% % %	First $200 million Next $550 million Over $750 million

ClearBridge Aggressive Growth	0.350 0.300 0.250 0.200	% % % %	First $500 million Next $1.35 billion Next $150 million Over $2 billion

Goldman Sachs Mid Cap Value	0.500 0.450 0.400	% % %	First $25 million Next $175 million Over $200 million

Harris Oakmark International	0.650 0.600 0.500 0.450	% % % %	First $50 million Next $50 million Next $900 million Over $1 billion

Invesco Balanced-Risk Allocation	0.375 0.350 0.325 0.300	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

Invesco Comstock	0.400 0.375 0.350 0.250 0.225	% % % % %	First $250 million Next $250 million Next $500 million Next $1 billion Over $2 billion

Invesco Mid Cap Value(d)	0.450 0.400 0.350	% % %	First $200 million Next $300 million Over $500 million

Invesco Small Cap Growth	0.550%		All Assets

JPMorgan Core Bond(e)	0.120%		All Assets

JPMorgan Global Active Allocation(f)	0.400 0.350 0.330 0.320	% % % %	First $1 billion Next $2 billion Next $2 billion Over $5 billion

JPMorgan Small Cap Value(g)	0.500 0.400	% %	First $50 million Over $50 million

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
Loomis Sayles Global Markets	0.450 0.400 0.375 0.350	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

Met/Aberdeen Emerging Markets Equity(h)	0.700 0.600 0.550 0.500	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

Met/Artisan International	0.450%		All Assets

Met/Eaton Vance Floating Rate	0.300%		All Assets

Met/Franklin Low Duration Total Return(i)	0.220 0.210 0.200 0.190 0.170 0.150	% % % % % %	First $100 million Next $150 million Next $250 million Next $500 million Next $500 million Over $1.5 billion

Met/Templeton International Bond	0.300%		All Assets

Met/Wellington Large Cap Research(j)	0.280 0.255 0.230 0.220	% % % %	First $500 million Next $500 million Next $1 billion Over $2 billion

MetLife Balanced Plus (Overlay Portion)(k)	0.375 0.350 0.325 0.300	% % % %	First $1 billion Next $1.5 billion Next $2.5 billion Over $5 billion

MetLife Multi-Index Targeted Risk (Overlay Portion)	0.200 0.185 0.170 0.150	% % % %	First $250 million Next $250 million Next $500 million Over $1 billion

MetLife Small Cap Value(l)	0.500 0.450 0.400	% % %	Fees on the portion of the Portfolio managed by Delaware Investments: First $250 million Next $250 million Over $500 million

Fees on the portion of the Portfolio managed by WellsCap:

	0.500 0.425 0.400	% % %	First $250 million Next $250 million Over $500 million

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
MFS® Research International(m)	0.450 0.400 0.350 0.300	% % % %	First $250 million Next $750 million Next $1 billion Over $2 billion

Morgan Stanley Mid Cap Growth	0.400 0.350	% %	First $500 million Over $500 million

Oppenheimer Global Equity(n)	0.350 0.300 0.250 0.230	% % % %	First $350 million Next $450 million Next $450 million Over $1.25 billion

PanAgora Global Diversified Risk	0.350 0.340 0.330 0.300	% % % %	First $250 million Next $500 million Next $250 million Over $1 billion

PIMCO Inflation Protected Bond(o)	0.250 0.200 0.175	% % %	First $1 billion Next $1 billion Over $2 billion

PIMCO Total Return(p)	0.250 0.200 0.175	% % %	First $1 billion Next $2 billion Over $3 billion

Pyramis® Government Income(q)	0.220 0.140 0.100 0.090	% % % %	First $100 million Next $400 million Next $800 million Over $1.3 billion

Pyramis® Managed Risk	0.150%		All Assets

Schroders Global Multi-Asset*	0.380 0.360 0.340 0.320 0.300	% % % % %	First $100 million Next $150 million Next $500 million Next $750 million Over $1.5 billion

SSGA Growth and Income ETF	0.080 0.050	% %	First $500 million Over $500 million

SSGA Growth ETF	0.080 0.050	% %	First $500 million Over $500 million

TCW Core Fixed Income	0.180 0.100 0.050	% % %	First $500 million Next $1.5 billion Over $2 billion

T. Rowe Price Large Cap Value(r)	If assets are equal to or less than $100 million:

	0.500 0.450	% %	First $50 million Next $50 million

If assets are between $100 million and $200 million:

	0.400%		All Assets

If assets are between $200 million and $500 million:

	0.350%		All Assets

MIST Portfolio	Annual Percentage Rate		Average Daily Net Asset Value Levels
If assets are between $500 million and $1 billion:

	0.325 0.300	% %	First $500 million Next $500 million

If assets exceed $1 billion:

	0.300%		All Assets

T. Rowe Price Mid Cap Growth	0.500%		All Assets

*	Schroder Investment Management North America Inc. pays Schroder Investment Management North America Limited a fee based on the Portfolio’s average daily net assets. Neither the Portfolio nor the Adviser is responsible for the fees paid to Schroder Investment Management North America Limited.

(a)	Prior to January 1, 2015, the subadvisory fee rate for AB Global Dynamic Allocation was at the annual rate of 0.400% of the first $250 million of the Portfolio’s average daily net assets, 0.350% of the next $250 million, 0.300% of the next $1.5 billion, 0.280% of the next $1.5 billion and 0.270% of such assets over $3.5 billion. Prior to January 1, 2014, the subadvisory fee rate for the Portfolio was at the annual rate of 0.400% of the first $250 million of the Portfolio’s average daily net assets, 0.350% of the next $250 million, 0.300% of the next $1.5 billion, and 0.280% of such assets over $2 billion.

(b)	Prior to January 1, 2014, the subadvisory fee rate for AQR Global Risk Balanced was at the annual rate of 0.375% of the first $250 million of the Portfolio’s average daily net assets, 0.350% of the next $500 million, 0.325% of the next $250 million, 0.300% of the next $2.5 billion, and 0.270% of such assets over $3.5 billion.

(c)	Prior to January 1, 2015, the subadvisory fee rate for BlackRock Global Tactical Strategies was at the annual rate of 0.375% of the first $1 billion of the Portfolio’s average daily net assets, 0.350% of the next $2 billion, 0.330% of the next $2 billion and 0.300% of such assets over $5 billion. Prior to January 1, 2014, the subadvisory fee rate for the Portfolio was at the annual rate of 0.375% of the first $1 billion of the Portfolio’s average daily net assets, 0.350% of the next $2 billion, and 0.330% of such assets over $3 billion.

(d)	Subadvisory fee breakpoints apply until assets of Invesco Mid Cap Value reach $750 million. When the Portfolio’s assets reach $750 million, and up to $1.4 billion, then the subadvisory fee rate for the Portfolio becomes 0.375% on all assets of the Portfolio. When the Portfolio’s assets exceed $1.4 billion, the subadvisory fee breakpoints set forth in the table above will apply. Prior to October 1, 2013, the subadvisory fee rate was as follows:

0.400%	First $900 million
0.375%	Next $100 million
0.350%	Over $1 billion

(e)	Prior to January 7, 2013, JPMorgan Core Bond operated as a feeder fund and the Adviser paid no subadvisory fee prior to that date.

(f)	Prior to January 1, 2014, the subadvisory fee rate for JPMorgan Global Active Allocation was at the annual rate of 0.500% of the first $250 million of the Portfolio’s average daily net assets, 0.450% of the next $250 million, 0.420% of the next $250 million, and 0.400% of such assets over $750 million.

(g)	Prior to November 1, 2014, the subadvisory fee rate for JPMorgan Small Cap Value was at the annual rate of 0.500% of the first $50 million of the Portfolio’s average daily net assets, 0.450% of the next $50 million of such assets and 0.400% of such assets over $100 million. Prior to April 29, 2013, the subadvisory fee rate for JPMorgan Small Cap Value was at the annual rate of 0.500% of the first $400 million of the Portfolio’s average daily net assets and 0.400% of such assets over $400 million.

(h)	Prior to January 1, 2016, the subadvisory fee rate for Met/Aberdeen Emerging Markets Equity was at the annual rate of 0.800% of the first $250 million of the Portfolio’s average daily net assets, 0.700% of the next $250 million, 0.550% of the next $500 million and 0.500% of such assets over $1 billion.

(i)	For purposes of determining the annual subadvisory fee rate, the assets of the Met/Franklin Low Duration Total Return are aggregated with the assets of the Met/Templeton International Bond. The aggregated assets are applied to the above schedule and the resulting effective rate is applied to the actual assets of the Met/Franklin Low Duration Total Return to determine the annual subadvisory fee rate.

(j)	Prior to December 1, 2015, the subadvisory fee rate for Met/Wellington Large Cap Research was at the annual rate of 0.280% of the first $500 million of the Portfolio’s average daily net assets, 0.255% of the next $500 million and 0.230% of such assets over $1 billion. Prior to February 3, 2014, the subadvisory fee rate for Met/Wellington Large Cap Research was at the annual rate of 0.350% of the first $250 million of the Portfolio’s average daily net assets, 0.325% of the next $250 million, 0.275% of the next $500 million, 0.250% of the next $1 billion, and 0.225% of such assets over $2 billion. Also, for the period beginning on February 3, 2014, Wellington Management has agreed to waive a portion of the subadvisory fee it charges to the Adviser for managing the assets of Met/Wellington Large Cap Research.

(k)	Prior to January 1, 2014, the subadvisory fee rate for MetLife Balanced Plus (Overlay Portion) was at the annual rate of 0.375% of the first $1 billion of the Portfolio’s average daily net assets and 0.350% of such assets over $1 billion.

(l)	Prior to December 1, 2014, the subadvisory fee rate for MetLife Small Cap Value was at the annual rate of 0.500% of the first $500 million of the Portfolio’s average daily net assets, 0.450% of the next $500 million, and 0.400% of such assets over $1 billion.

(m)

Prior to December 1, 2015, the subadvisory fee rate for MFS Research International was at the annual rate of 0.450% of the first $500 million of the Portfolio’s average daily net assets, 0.400% of the next $1 billion and 0.300% of such assets over $1.5 billion. Prior to December 1, 2013, the subadvisory fee rate for MFS® Research International was at the annual rate of 0.450% of the first $1 billion of the Portfolio’s average daily net assets, 0.400% of the next $500 million, and 0.300% of such assets over $1.5 billion.

(n)	Prior to January 1, 2016, the subadvisory fee rate for Oppenheimer Global Equity was at the annual rate of 0.400% of the first $350 million of the Portfolio’s average daily net assets, 0.300% of the next $450 million and 0.250% of such assets over $800 million. Prior to January 1, 2015, the subadvisory fee rate for Oppenheimer Global Equity was at the annual rate of 0.500% of the first $50 million of the Portfolio’s average daily net assets, 0.400% of the next $250 million, 0.340% of the next $250 million, 0.300% of the next $500 million, and 0.275% of such assets over $1.05 billion. Prior to April 29, 2013, the subadvisory fee rate for Oppenheimer Global Equity was at the annual rate of 0.410% of the first $100 million of the Portfolio’s average daily net assets, 0.390% of the next $150 million, 0.380% of the next $250 million, 0.370% of the next $250 million, and 0.460% of such assets over $750 million.

(o)	Prior to January 1, 2015, the subadvisory fee rate for PIMCO Inflation Protected Bond was at the annual rate of 0.250% of the first $1 billion of the Portfolio’s average daily net assets, 0.200% of the next $2 billion, and 0.175% of such assets over $3 billion. Prior to January 1, 2014, the subadvisory fee rate for PIMCO Inflation Protected Bond was at the annual rate of 0.250% of the first $1 billion of the Portfolio’s average daily net assets and 0.200% of such assets over $1 billion.

(p)	After December 31, 2017, the subadvisory fee breakpoint on assets over $3 billion only applies if PIMCO subadvised assets exceed $3 billion in the aggregate. After December 31, 2017, if such assets fall below $3 billion, then the subadvisory fee rate for the PIMCO Total Return becomes 0.200% on all assets of the Portfolio over $1 billion. Prior to January 1, 2015, the subadvisory fee rate for PIMCO Total Return was at the annual rate of 0.250% of the first $1 billion of the Portfolio’s average daily net assets and 0.225% of such assets over $1 billion.

(q)

Prior to January 1, 2016 the subadvisory fee rate for Pyramis® Government Income was at the annual rate of 0.220% of the first $100 million of the Portfolio’s average daily net assets, 0.140% of the next $400 million, and 0.100% of such assets over $500 million.

(r)	With respect to the T. Rowe Price Large Cap Value, T. Rowe Price will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed fee breakpoint levels at $100 million, $200 million, $500 million or $1 billion. A credit will apply at an asset range between approximately $83.3 million and $100 million, $175 million and $200 million, $464.3 million and $500 million, and $958.3 million and $1 billion. The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either: (a) exceed $100 million, when the fee schedule of 0.400% for all average net assets would be triggered, but remain less than $175 million, (b) fall below a threshold of approximately $83.3 million, where the tiered fee schedule as presented above would be fully re-applied, (c) exceed $200 million, when the fee schedule of 0.350% for all average net assets would be triggered, but remain less than $464.3 million, (d) fall below a threshold of approximately $175 million, where the tiered fee schedule as presented above would be fully re-applied, (e) exceed $500 million, when the fee schedule of 0.325% for all average net assets would be triggered, but remain less than $958.3 million, (f) fall below a threshold of approximately $464.3 million, where the tiered fee schedule as presented above would be fully re-applied, (g) exceed $1 billion, when the fee schedule of 0.300% for all average net assets would be triggered, or (h) fall below a threshold of approximately $958.3 million, where the tiered fee schedule as presented above would be fully re-applied.

Subadvisory Fees Paid to the MIST Portfolios’ Subadviser

The following table shows the fees paid with respect to the MIST Portfolios to each subadviser (or prior subadviser) by the Adviser or current affiliates of the Adviser for the fiscal years ended December 31, 2015, December 31, 2014 and December 31, 2013.

	Amount Paid by MetLife Advisers (Unless Otherwise Indicated)
MIST Portfolio	2015	2014		2013

AB Global Dynamic Allocation	$15,085,519	$15,065,349		$13,909,247

Allianz Global Investors Dynamic Multi-Asset Plus	287,580	44,099	(1)	—

AQR Global Risk Balanced	13,262,873	14,814,442		17,204,578

BlackRock Global Tactical Strategies	25,350,379	26,013,973		25,362,629

BlackRock High Yield	2,591,706	2,903,599		3,037,801

Clarion Global Real Estate	5,640,740	6,268,288		5,678,077

ClearBridge Aggressive Growth	9,314,875	8,383,470		5,539,398

Goldman Sachs Mid Cap Value	2,905,589	3,484,821		3,971,232

Harris Oakmark International	15,417,436	16,443,515		16,051,966

Invesco Balanced-Risk Allocation	4,121,172	4,123,782		4,063,283

Invesco Comstock	7,634,098	7,946,934		7,169,215

Invesco Mid Cap Value	4,814,029	4,836,039		4,413,355

Invesco Small Cap Growth	7,694,840	8,710,084		9,190,822

JPMorgan Core Bond	3,458,382	3,537,143		2,195,710	(2)

JPMorgan Global Active Allocation	6,574,653	5,940,097		4,179,090

JPMorgan Small Cap Value	2,521,114	2,871,404		2,743,252

	Amount Paid by MetLife Advisers (Unless Otherwise Indicated)
MIST Portfolio	2015		2014		2013

Loomis Sayles Global Markets	$2,152,011		$2,203,749		$2,107,754

Met/Aberdeen Emerging Markets Equity	8,716,120		9,714,157		9,090,507

Met/Artisan International	4,557,352		2,963,292	(3)	—

Met/Eaton Vance Floating Rate	2,654,453		2,828,312		2,710,640

Met/Franklin Low Duration Total Return	2,614,903		2,577,083		1,967,217

Met/Templeton International Bond	4,265,224		4,270,298		3,674,014

Met/Wellington Large Cap Research	5,034,881		4,368,327		3,486,567

MetLife Balanced Plus	11,722,638		11,521,362		8,858,862

MetLife Multi-Index Targeted Risk	597,166		381,827		98,661

MetLife Small Cap Value	5,103,623		5,960,274		6,623,994

MFS® Research International	7,921,638		8,675,186		9,521,261

Morgan Stanley Mid Cap Growth	4,185,708		4,724,173		4,405,274

Oppenheimer Global Equity*	4,036,529		3,870,375		2,726,230

PanAgora Global Diversified Risk	145,513		28,858	(1)	—

PIMCO Inflation Protected Bond	6,173,625		6,954,223		7,615,202

PIMCO Total Return	13,745,821		19,356,796		20,546,093

Pyramis® Government Income	1,535,110		1,560,688		1,789,553

Pyramis® Managed Risk	738,147		339,304		66,434	(4)

Schroders Global Multi-Asset	3,598,075		3,117,818		2,166,138

SSGA Growth and Income ETF	1,575,777		1,652,984		1,643,891

SSGA Growth ETF	646,337		656,388		613,943

TCW Core Fixed Income	1,518,839	(5)	—		—

T. Rowe Price Large Cap Value	9,652,286		10,282,889		9,140,614

T. Rowe Price Mid Cap Growth	7,905,386		8,080,022		8,185,741

*	Amounts shown for the period from 1/1/13 through 4/29/13 were paid by the Adviser to Oppenheimer for subadvisory services provided to Oppenheimer Global Equity Portfolio’s predecessor fund.

(1)	For the period from 4/14/14 through 12/31/14.

(2)	For the period from 1/7/13 through 12/31/13.

(3)	For the period from 4/29/14 through 12/31/14.

(4)	For the period from 4/29/13 through 12/31/13.

(5)	For the period from 5/1/15 through 12/31/15.

The MSF Trust’s Subadvisory Agreements

As noted above, MetLife Advisers has delegated for certain MSF Portfolios responsibility for making day-to-day investment decisions for the Portfolios to subadvisers. Pursuant to a Subadvisory Agreement with the Adviser, each subadviser to a MSF Portfolio develops a plan for investing the assets of the Portfolio, selects the assets to be purchased and sold by the Portfolio, selects the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. For these services, MetLife Advisers pays each subadviser a fee based on the applicable MSF Portfolio’s average daily net assets. The MSF Portfolios are not responsible for the fees paid to the subadvisers.

Each subadvisory agreement with respect to the MSF Portfolios provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the Board of Trustees of the MSF Trust, or by the vote of a majority of the outstanding shares of the applicable Portfolio, and (ii) by vote of a majority of those trustees who are not interested persons of the MSF Trust or the applicable Portfolio’s investment adviser or subadviser, cast in person at a meeting called for the purpose of voting on such approval. Each Subadvisory Agreement provides that it shall terminate automatically if assigned, except as otherwise provided by any rule of, or action by, the SEC, or if the Advisory Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Adviser, by the Trustees of the MSF Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days’ prior written notice to the subadviser or by the subadviser upon 90 days’ prior written notice to the Adviser, or upon such shorter notice as may be mutually agreed upon.

Each subadvisory agreement provides that the relevant subadviser shall not be subject to any liability to the MSF Trust or the Adviser in connection with the performance of its portfolio management services thereunder in the absence of willful misconduct, bad faith, reckless disregard or gross negligence of its obligations and duties under the subadvisory agreement.

The MSF Trust relies on an exemptive order from the SEC that permits MetLife Advisers to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of MetLife Advisers or the MSF Trust without obtaining shareholder approval. The Trustees of the MSF Trust must approve any new subadvisory agreements entered into in reliance on the exemptive order, and the MSF Trust must comply with certain other conditions set forth in the order. The exemptive order also permits the MSF Trust to continue to employ an existing unaffiliated subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees of the MSF Trust. The MSF Trust will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

If required by law, and subject to the exemptive order obtained by the MSF Trust and MetLife Advisers, any amendment to a subadvisory agreement or any new subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable MSF Portfolio and by vote of a majority of the Trustees who are not interested persons of (i) the MSF Trust or (ii) the applicable MSF Portfolio’s investment adviser or subadviser.

The MSF Portfolios’ Subadvisory Fee Schedules

As compensation for services provided by the subadvisers, the Adviser pays to the applicable subadviser a monthly fee at the following annual rates of each MSF Portfolio’s average daily net assets:

MSF Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Baillie Gifford International Stock(a)	0.600% 0.500% 0.400% 0.300% 0.250%	First $25 million Next $75 million Next $300 million Next $600 million Over $1 billion

MSF Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Barclays Aggregate Bond Index	0.040% 0.030% 0.015%	First $500 million Next $500 million Over $1 billion

BlackRock Bond Income	0.120% 0.080%	First $1 billion Over $1 billion

BlackRock Capital Appreciation(b)	0.360% 0.270% 0.240%	First $500 million Next $500 million Over $1 billion

BlackRock Large Cap Value	0.350% 0.325% 0.300% 0.250%	First $250 million Next $500 million Next $250 million Over $1 billion

BlackRock Ultra-Short Term Bond	0.060%	All Assets

Frontier Mid Cap Growth(c)	0.400% 0.350% 0.325% 0.300%	First $500 million Next $350 million Next $400 million Over $1.25 billion

Jennison Growth	0.400% 0.350% 0.250% 0.220%	First $300 million Next $200 million Next $500 million Over $1 billion

Loomis Sayles Small Cap Core	0.550% 0.500% 0.450% 0.400%	First $25 million Next $75 million Next $100 million Over $200 million

Loomis Sayles Small Cap Growth	0.550% 0.500% 0.400% 0.450%	First $100 million Next $100 million Next $300 million Over $500 million

Met/Artisan Mid Cap Value	0.470% 0.450% 0.430%	First $500 million Next $500 million Over $1 billion

Met/Dimensional International Small Company	0.500%	All Assets

Met/Wellington Balanced(d)	0.235% 0.210%	First $750 million Over $750 million

Met/Wellington Core Equity Opportunities(e)	0.280% 0.255% 0.230% 0.220%	First $500 million Next $500 million Next $2 billion Over $3 billion

MetLife Mid Cap Stock Index	0.030% 0.020% 0.010%	First $500 million Next $500 million Over $1 billion

MSF Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
MetLife Stock Index	0.020% 0.015% 0.010% 0.005%	First $500 million Next $500 million Next $1 billion Over $2 billion

MFS® Total Return	0.350% 0.300% 0.250% 0.200%	First $250 million Next $1 billion Next $250 million Over $1.5 billion

MFS® Value	0.350% 0.300% 0.275% 0.200%	First $100 million Next $400 million Next $1 billion Over $1.5 billion

MSCI EAFE® Index	0.050% 0.040% 0.020%	First $500 million Next $500 million Over $1 billion

Neuberger Berman Genesis	0.500% 0.450% 0.400%	First $500 million Next $250 million Over $750 million

Russell 2000® Index	0.040% 0.030% 0.015%	First $500 million Next $500 million Over $1 billion

T. Rowe Price Large Cap Growth(f)	If assets are equal to or less than $100 million:

	0.500% 0.400%	First $50 million Over $50 million

If assets are between $100 million and $1 billion:

	0.400% 0.375% 0.350%	First $250 million Next $250 million Over $500 million

If assets exceed $1 billion:

	0.350% 0.325%	First $1 billion Over $1 billion

T. Rowe Price Small Cap Growth	0.350% 0.300% 0.250%	First $100 million Next $300 million Over $400 million

Van Eck Global Natural Resources	0.500% 0.475% 0.450%	First $250 million Next $250 million Over $500 million

MSF Portfolio	Annual Percentage Rate	Average Daily Net Asset Value Levels
Western Asset Management Strategic Bond Opportunities(g)	0.300% 0.200% 0.175% 0.150% 0.125%	First $100 million Next $400 million Next $500 million Next $1 billion Over $2 billion

Western Asset Management U.S. Government	0.250% 0.125% 0.100% 0.090% 0.080%	First $100 million Next $400 million Next $500 million Next $1 billion Over $2 billion

(a)	Prior to December 1, 2013, the subadvisory fee rate for Baillie Gifford International Stock was at the annual rate of 0.600% of the first $25 million of the Portfolio’s average daily net assets, 0.500% of the next $75 million, 0.400% of the next $300 million, and 0.300% of such assets over $400 million.

(b)	Prior to January 1, 2015, the subadvisory fee rate for BlackRock Capital Appreciation was at the annual rate of 0.400% of the first $300 million of the Portfolio’s average daily net assets, 0.325% of the next $700 million and 0.300% of such assets over $1 billion.

(c)	Prior to January 1, 2016, the subadvisory fee rate for Frontier Mid Cap Growth was at the annual rate of 0.425% of the first $500 million of the Portfolio’s average daily net assets, 0.350% of the next $350 million, 0.325% of the next $400 million and 0.300% of such assets over $1.25 billion. Prior to January 7, 2013, the subadvisory fee rate for Frontier Mid Cap Growth was at the annual rate of 0.450% of the first $500 million of the Portfolio’s average daily net assets, 0.350% of the next $500 million, 0.300% of the next $1.5 billion, and 0.250% of such assets over $2.5 billion.

(d)	Wellington Management has agreed, for the period beginning on February 3, 2014, to waive a portion of the subadvisory fee it charges to the Adviser for managing the assets of Met/Wellington Balanced. On February 3, 2014, the subadvisory fee rate for Met/Wellington Balanced changed. Prior to February 3, 2014, the subadvisory fee rate for Met/Wellington Balanced was at the annual rate of 0.350% of the first $250 million of the Portfolio’s average daily net assets, 0.300% of the next $250 million, and 0.250% of such assets over $500 million.

(e)	Prior to December 1, 2015, the subadvisory fee rate for Met/Wellington Core Equity Opportunities was at the annual rate of 0.280% of the first $500 million of the Portfolio’s average daily net assets, 0.255% of the next $500 million and 0.230% of such assets over $1 billion. Prior to February 3, 2014, the subadvisory fee rate for Met/Wellington Core Equity Opportunities was at the annual rate of 0.350% of the first $50 million of the Portfolio’s average daily net assets, 0.325% of the next $450 million, and 0.300% of such assets over $500 million. Also, for the period beginning on February 3, 2014, Wellington Management has agreed to waive a portion of the subadvisory fee it charges to the Adviser for managing the assets of Met/Wellington Core Equity Opportunities.

(f)

With respect to the T. Rowe Price Large Cap Growth, T. Rowe Price will provide the Adviser a transitional fee credit to eliminate any discontinuity between the tiered fee schedule and the flat fee schedule that takes effect once assets exceed fee breakpoint levels at $100 million or $1 billion. A credit will apply at an asset range between approximately $87.5 million and $100 million, and $946.4 million and $1 billion.

The credit will be applied against the fees assessed under the existing fee schedule and will have the effect of reducing the dollar fee until assets either: (a) exceed $100 million, when the fee schedule of 0.400% for all average net assets would be triggered, but remain less than $946.4 million, (b) fall below a threshold of approximately $87.5 million, where the tiered fee schedule as presented above would be fully re-applied, (c) exceed $1 billion, when the fee schedule of 0.350% for all average net assets would be triggered, or (d) fall below a threshold of approximately $946.4 million, where the tiered fee schedule as presented above would be fully re-applied.

(g)	Prior to May 1, 2016, the subadvisory fee rate for Western Asset Management Strategic Bond Opportunities was at the annual rate of 0.300% of the first $100 million of the Portfolio’s average daily net assets, 0.200% of the next $400 million, 0.175% of the next $500 million and 0.150% of such assets over $1 billion.

Subadvisory Fees Paid to the MSF Portfolios’ Subadvisers

The following table shows the fees paid with respect to the MSF Portfolios to each subadviser (or prior subadviser) by the Adviser or current affiliates of the Adviser for the fiscal years ended December 31, 2015, December 31, 2014, and December 31, 2013.

	Amount Paid by MetLife Advisers (Unless Otherwise Indicated)
MSF Portfolio	2015	2014	2013

Baillie Gifford International Stock	$5,657,021	$6,052,280	$6,171,627

Barclays Aggregate Bond Index	562,582	526,471	482,188

BlackRock Bond Income	3,728,128	3,738,990	3,474,464

BlackRock Capital Appreciation	5,408,192	6,586,154	5,892,682

BlackRock Large Cap Value	4,732,599	3,389,476	4,973,394

BlackRock Ultra-Short Term Bond	700,462	796,607	913,418

Frontier Mid Cap Growth	4,546,043	4,441,940	4,136,463

Jennison Growth	7,356,975	7,785,723	7,216,660

Loomis Sayles Small Cap Core	2,027,622	2,113,969	2,010,813

Loomis Sayles Small Cap Growth	1,906,174	2,040,350	2,033,869

Met/Artisan Mid Cap Value	5,962,364	6,636,783	6,321,009

Met/Dimensional International Small Company	3,555,168	3,994,001	4,468,467

Met/Wellington Balanced	2,574,783	2,676,286	3,614,503

Met/Wellington Core Equity Opportunities	7,834,100	8,543,811	11,922,419

MetLife Mid Cap Stock Index	242,254	234,294	211,339

MetLife Stock Index	499,280	496,240	470,587

MFS® Total Return	2,931,638	3,163,147	3,225,109

MFS® Value	7,765,129	8,481,558	8,249,553

MSCI EAFE® Index	448,460	437,094	392,213

Neuberger Berman Genesis	6,030,434	6,719,109	6,439,210

	Amount Paid by MetLife Advisers (Unless Otherwise Indicated)
MSF Portfolio	2015	2014	2013

Russell 2000® Index	$317,256	$313,149	$283,465

T. Rowe Price Large Cap Growth	7,272,641	7,607,498	6,454,046

T. Rowe Price Small Cap Growth	3,258,755	3,045,565	2,287,799

Van Eck Global Natural Resources	4,924,666	5,422,106	5,070,461

Western Asset Management Strategic Bond Opportunities	2,486,337	2,250,904	1,963,742

Western Asset Management U.S. Government	2,588,113	2,755,488	2,659,691

Investment Adviser to the Master Fund

For information regarding the investment adviser to the Master Fund, including information regarding the portfolio counselors’ compensation, other accounts managed and ownership of shares of the Master Fund to the extent applicable, see the Master Fund’s statement of additional information, which is delivered together with this SAI.

Portfolio Management of the MIST Portfolios and MSF Portfolios

Appendix C to this SAI contains information regarding the committee members’ or portfolio managers’ compensation, other accounts managed and ownership of shares of the Portfolios to the extent applicable.

Marketing Support Payments by the MIST Trust and MSF Trust

The subadvisers and/or their affiliates may provide MetLife and/or its affiliates with wholesaling services that assist in the distribution of the variable life insurance, variable annuity and group annuity products for which the Trusts serve as an investment vehicle and may pay MetLife and/or its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide a subadviser and/or its affiliates with increased access to persons involved in the distribution of such insurance products.

Administrator to the MIST Trust and the MSF Trust

Pursuant to an amended and restated master administration agreement (“Administration Agreement”), State Street Bank and Trust Company (“Administrator”) assists the Adviser in the performance of its administrative services to the Trusts and provides the Trusts with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trusts.

The Administrator was organized as a Massachusetts trust company. Its principal place of business is at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111. Under the Administration Agreement, the Administrator is entitled to a fee from the Trusts, which is calculated daily and paid monthly, at an annual rate of up to 0.01% of the average daily net assets of each Portfolio of the Trusts. The Administration Agreement continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days’ prior written notice to the other party. For the years ended December 31, 2015, December 31, 2014 and December 31, 2013, an aggregate of $2,474,693, $2,452,533 and $2,159,501, respectively, was paid to the Administrator by the MIST Trust. For the years ended December 31, 2015, December 31, 2014 and December 31, 2013, $1,272,955, $1,282,783 and $840,407, respectively, was paid to the Administrator by the MSF Trust.

The MIST Trust’s Distribution Agreements

With respect to the Portfolios of the MIST Trust, the MIST Trust has distribution agreements with MetLife Investors Distribution Company (“MLIDC” or the “Distributor”) in which MLIDC serves as the Distributor for the MIST Trust’s Class A, Class B, Class C and Class E shares. MLIDC is an affiliate of Metropolitan Life Insurance Company. MLIDC’s address is 1095 Avenue of the Americas, New York, New York 10036.

The MIST Trust’s distribution agreements with respect to the Class A, Class B, Class C and Class E shares (“Distribution Agreements”) were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement’s continuance is approved annually by: (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the MIST Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement; and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the MIST Trust.

The Distributor or its affiliates for the Class A shares will pay for printing and distributing summary prospectuses, prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective Contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective Contract owners and qualified plan participants.

Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the MIST Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the MIST Trust’s Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of MIST Trust summary prospectuses, prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the MIST Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively, of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.50% (0.55% for the American Allocation Portfolios and the Feeder Portfolio) and 0.15%, respectively, of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities’ fees or expenses incurred or paid in that regard.

Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a “compensation” plan because payments are made for services rendered to the MIST Trust with respect to Class B, Class C and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B Distribution Plan’s, the Class C Distribution Plan’s and the Class E Distribution Plan’s renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of MIST Trust summary prospectuses, prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the MIST Trust; (b) expenditures relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the MIST Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the MIST Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding MIST Trust investment objectives and policies and other information about the MIST Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class B, Class C and Class E shares of the MIST Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the MIST Trust, including the Independent Trustees, unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the MIST Trust, including the Independent Trustees, unanimously approved the Class E Distribution Plan.

The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the MIST Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the MIST Trust’s Board of Trustees, and a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B, Class C or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B, Class C or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Independent Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% with respect to Class B, up to 1.00% with respect to Class C, and up to 0.25% with respect to Class E) of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the MIST Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreements provide that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

Total Fees Paid to the Distributor

The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B, Class C and Class E Distribution Plans for the year ended December 31, 2015:*

Portfolio	Total Distribution Fee Paid to Distributor
AB Global Dynamic Allocation	$12,943,539
Allianz Global Investors Dynamic Multi-Asset Plus	191,720
American Funds® Balanced Allocation	26,284,275
American Funds® Growth	6,100,966
American Funds® Growth Allocation	16,322,451
American Funds® Moderate Allocation	16,622,456
AQR Global Risk Balanced	11,166,224
BlackRock Global Tactical Strategies	19,569,292
BlackRock High Yield	676,441
Clarion Global Real Estate	1,707,200
ClearBridge Aggressive Growth	3,370,010
Goldman Sachs Mid Cap Value	508,320
Harris Oakmark International	3,386,474
Invesco Balanced-Risk Allocation	3,373,204
Invesco Comstock	2,847,102
Invesco Mid Cap Value	2,143,264
Invesco Small Cap Growth	1,076,489
JPMorgan Core Bond	1,249,396
JPMorgan Global Active Allocation	4,339,038
JPMorgan Small Cap Value	78,275
Loomis Sayles Global Markets	846,950
Met/Aberdeen Emerging Markets Equity	1,442,481
Met/Artisan International	152
Met/Eaton Vance Floating Rate	264,781
Met/Franklin Low Duration Total Return	796,399
Met/Templeton International Bond	155,670
Met/Wellington Large Cap Research	467,454
MetLife Asset Allocation 100	2,845,774
MetLife Balanced Plus	27,606,321
MetLife Multi-Index Targeted Risk	3,036,521
Metlife Small Cap Value	1,219,592
MFS® Research International	1,790,381
Morgan Stanley Mid Cap Growth	999,399
Oppenheimer Global Equity	1,074,354
Panagora Global Diversified Risk	103,938
PIMCO Inflation Protected Bond	3,494,653
PIMCO Total Return	9,041,348
Pyramis® Government Income	3,137,774
Pyramis® Managed Risk	1,230,246
Schroders Global Multi-Asset	2,639,121
SSGA Growth and Income ETF	7,047,509
SSGA Growth ETF	2,404,040
TCW Core Fixed Income(1)	63
T. Rowe Price Large Cap Value	3,203,360
T. Rowe Price Mid Cap Growth	2,711,922

*

Other than the American Funds® Balanced Allocation, American Funds® Growth, American Funds® Growth Allocation and American Funds® Moderate Allocation Portfolios, the Portfolios currently do not offer Class C shares.

(1)	For the period from 5/1/15 through 12/31/15.

The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of MIST Trust summary prospectuses, prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares.

The MSF Trust’s Distribution Agreement

MetLife Investors Distribution Company (previously defined as the Distributor) is the MSF Trust’s distributor. From April 30, 2007 to August 31, 2007, the MSF Trust’s distributor was MetLife Securities, Inc. (“MetLife Securities”), and prior to April 30, 2007, the MSF Trust’s distributor was MetLife (together with MetLife Securities, the “Prior Distributors”). Both the Distributor and the Prior Distributors are affiliates of the MSF Trust. Under a Distribution Agreement with the MSF Trust, the Distributor serves as the general distributor of shares of each class of each MSF Portfolio, which are sold at the net asset value of such class without any sales charge. The offering of each MSF Portfolio’s shares is continuous. Shares are offered for sale only to certain insurance company separate accounts. The Distributor receives no compensation from the MSF Trust or purchasers of a MSF Portfolio’s shares for acting as distributor of the MSF Trust’s Class A shares. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

In the future, the MSF Trust may offer shares to be purchased by separate accounts of life insurance companies not affiliated with MetLife to support insurance contracts they issue.

The following is a description of the Distribution and Services Plan for the MSF Trust:

Pursuant to a Class B, Class D, Class E, Class F and Class G Distribution and Services Plan (the “Plan”) adopted under Rule 12b-1 under the 1940 Act for the MSF Portfolios, the MSF Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F and Class G shares. Each MSF Portfolio may not offer shares of each class. The Distributor may pay all or any portion of the Service Fee in respect of Class B, Class D, Class E, Class F or Class G shares of any MSF Portfolio to insurance companies, securities dealers or other financial intermediaries (including, but not limited to, any affiliate of the Distributor) as service fees pursuant to agreements with such organizations for providing personal services to investors in such class and/or the maintenance of shareholder and contract owner accounts, and may retain all or any portion of the Service Fee in respect of such class as compensation for providing personal services to investors in such class and/or the maintenance of shareholder accounts. The amount of any Service Fee that exceeds 0.25% is considered an asset-based sales charge and is calculated into the appropriate maximum aggregate cap as specified in the rules of the Financial Industry Regulatory Authority.

The Plan also authorizes each MSF Portfolio to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to the Class B, Class D, Class E, Class F and Class G shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. The Distributor may pay all or any portion of the Distribution Fee in respect of Class B, Class D, Class E, Class F and Class G shares of any MSF Portfolio to insurance companies, securities dealers or other financial intermediaries (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of shares of such class, and may retain all or any portion of the Distribution Fee in respect of such class as compensation for the Distributor’s services as principal underwriter of the shares of such class.

Under the Distribution Agreement, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.10% of average daily net assets in the case of Class D shares, 0.15% of average daily net assets in the case of Class E shares, 0.20% of average daily net assets in the case of Class F shares and 0.30% of average daily net assets in the case of Class G shares.

The Plan is what is known as a “compensation plan” because the MSF Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. The Board of Trustees of the MSF Trust will take into account the level of expenditures in connection with their annual consideration of whether to renew the Plan. The fees payable with respect to a particular class of a MSF Portfolio may not be used to subsidize the distribution of shares of, or provision of shareholder services to, any other class of any Portfolio. Subject to the foregoing sentence, some or all of the fees paid to the Distributor may be spent on any activities or expenses primarily intended to result in the sale of Class B, Class D, Class E, Class F and Class G shares, including but not limited to the following:

(a)	printing and mailing of prospectuses, statements of additional information and reports for prospective purchasers of variable annuity or variable life insurance contracts (“Variable Contracts”) investing indirectly in a class of shares of the MSF Trust;

(b)	the development, preparation, printing and mailing of the MSF Trust advertisements, sales literature and other promotional materials describing and/or relating to the MSF Trust;

(c)	holding seminars and sales meetings designed to promote the distribution of the Class B, Class D, Class E, Class F or Class G shares;

(d)	obtaining information and providing explanations to Variable Contract owners regarding MSF Trust investment objectives and policies and other information about the MSF Trust and its Portfolios, including the performance of the Portfolios;

(e)	training sales personnel regarding the MSF Trust;

(f)	compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the MSF Trust;

(g)	personal services and/or maintenance of Variable Contract owner accounts with respect to Class B, Class D, Class E, Class F or Class G shares attributable to such accounts;

(h)	compensation to and expenses of employees of the Distributor, including overhead and telephone expenses, who engage in the distribution of a class of shares; and

(i)	compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts.

The Board of Trustees of the MSF Trust, including the Independent Trustees and the trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements relating to the Plan (“Qualified Trustees”), has determined, in the exercise of its reasonable business judgment, that the Plan is reasonably likely to benefit the MSF Trust and its Class B, Class D, Class E, Class F and Class G shareholders and has approved the Plan’s adoption. The MSF Trust anticipates that the Plan will enhance the sales of Class B, Class D, Class E, Class F and Class G shares and increase or help to maintain the assets of each MSF Portfolio, which over time, may allow the Class B, Class D, Class E, Class F and Class G shareholders and beneficial owners to benefit from certain economies of scale with respect to fixed costs of each Portfolio.

The Plan and any related agreement that is entered into by the MSF Trust in connection with the Plan will continue in effect for a period of more than one year only so long as the continuance is specifically approved at least annually by a vote of the majority of the MSF Trust’s Board of Trustees, including a majority of the Qualified Trustees, or, with respect to any class by a vote of the outstanding voting securities of that class, cast in person at a meeting called for the purpose of voting on the Plan or any such related agreement. Also, the Plan and any such related agreement may be terminated, with respect to any class, at any time by vote of a majority of the outstanding shares of that class of that MSF Portfolio or by vote of a majority of the Qualified Trustees. The Plan also provides that it may not be amended, with respect to any class of any MSF Portfolio, to increase materially the amount of fees payable thereunder without the approval of such class of shares.

Total Fees Paid to the Distributor

The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B, Class D, Class E, Class F and Class G Distribution Plans for the year ended December 31, 2015:

Portfolio	Total Distribution Fee Paid to Distributor
Baillie Gifford International Stock	$958,763
Barclays Aggregate Bond Index	3,342,640
BlackRock Bond Income	1,523,190
BlackRock Capital Appreciation	522,625
BlackRock Large Cap Value	759,481
BlackRock Ultra-Short Term Bond	25,690
Frontier Mid Cap Growth	616,240
Jennison Growth	2,262,786
Loomis Sayles Small Cap Core	478,035
Loomis Sayles Small Cap Growth	186,100
Met/Artisan Mid Cap Value	1,159,808
Met/Dimensional International Small Company	197,740
Met/Wellington Balanced	227,627
Met/Wellington Core Equity Opportunities	2,957,955
MetLife Asset Allocation 20	1,598,738
MetLife Asset Allocation 40	19,524,953
MetLife Asset Allocation 60	38,780,038
MetLife Asset Allocation 80	29,056,734
MetLife Mid Cap Stock Index	1,376,932
MetLife Stock Index Portfolio	5,315,515
MFS® Total Return	1,621,069
MFS® Value	2,045,498
MSCI EAFE® Index	1,375,325
Neuberger Berman Genesis	1,015,050
Russell 2000® Index	1,058,313
T. Rowe Price Large Cap Growth	1,772,765
T. Rowe Price Small Cap Growth	985,045
Van Eck Global Natural Resources	336,620
Western Asset Management Strategic Bond Opportunities	605,212
Western Asset Management U.S. Government	1,247,002

The amounts received by the Distributor and Prior Distributors have been used (and the amounts to be received by the Distributor are expected to be used) to defray various costs incurred or paid by the Distributor or Prior Distributors in connection with personal services to and/or the maintenance of shareholder and contract owner accounts, commissions, the printing and mailing of MSF Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class D, Class E, Class F, and Class G shares.

Rule 12b-1 Plan of the Master Fund

The Master Fund has not adopted a Plan of Distribution for its Class 1 shares pursuant to Rule 12b-1 under the 1940 Act.

Code of Ethics

Each Trust, the Adviser, and each subadviser has each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that establishes procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Trust might take advantage of that knowledge for their own benefit. Although each Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of any Portfolio of a Trust from engaging in personal securities investing, it does regulate such personal securities investing so that conflicts of interest may be mitigated.

Custodial Arrangements

State Street Bank and Trust Company (“State Street Bank”), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trusts. Under the custody agreement, State Street Bank holds the Portfolios’ securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent

Metropolitan Life Insurance Company, located at One Financial Center, Boston, Massachusetts 02111 serves as transfer agent for the Trusts.

Legal Matters

Certain legal matters are passed on for the Trusts by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, located at 200 Berkeley St., Boston, MA 02116, serves as the Trusts’ independent registered public accounting firm.

Portfolio Consultant

For each MSF Allocation Portfolio and MIST Allocation Portfolio, the Adviser has hired Wilshire Funds Management (“Wilshire”), a unit of Wilshire Associates, to provide research and consulting services with respect to the periodic asset allocation targets for the Portfolio and investments in the Underlying Portfolios, which may assist the Adviser in determining, based on the Portfolio’s current allocation and investment strategies, the Underlying Portfolios that may be available for investment and the selection and allocation of the Portfolio’s investments among the Underlying Portfolios. The Adviser pays consulting fees to Wilshire for these services.

Operational Risk

An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which, could have a material adverse effect on a Portfolio. While the Portfolios seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Portfolio.

REDEMPTION OF SHARES

The Trusts may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on that Exchange is restricted as determined by the SEC; (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may otherwise permit.

The value of the shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the portfolio securities at the time of redemption.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Portfolio is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If a Portfolio holds securities that are traded on foreign exchanges (that may trade on weekends or other days when the Portfolio does not price its shares), the value of the Portfolio’s securities may change on days when a purchase or redemption of shares cannot be made. With respect to each of AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio and Schroders Global Multi-Asset Portfolio, the Portfolio’s current net asset value per share is available by calling 617-578-4606.

Expenses of each Portfolio are paid or accrued each day.

Each Portfolio values its securities in the manner set forth below.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser, pursuant to authorization of and subject to general oversight by the Board of Trustees of a Trust. Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Short-term obligations may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity securities, such as common stock, ETFs, rights, warrants, and preferred stock, that are traded on a national securities exchange or other exchanges, are generally valued at their last quoted sale price or official closing price on the principal exchange for such security or, if traded on NASDAQ, the NASDAQ official closing price. A security that is listed or traded on more than one exchange is valued at the last quoted sale on the exchange on which the security is principally traded. If there is no sale on the exchange where the securities are principally traded, then equity securities may be valued at the last reported bid price on the exchange where the security is principally traded or using other market information obtained from quotation reporting systems, established market makers or pricing services. Equity securities traded over-the-counter are generally valued at the last quoted sales price.

Equity securities (including rights and warrants) that are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. A Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time the Portfolio calculates its net asset value.

Investments in registered open-end management investment companies are valued at reported net asset value per share.

Each Subsidiary’s investments will be priced daily and an NAV will be determined with respect to the Subsidiary each day. A Portfolio will value its shares of its Subsidiary at this NAV.

Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser or relevant subadviser pursuant to authorization of and subject to oversight by the Board of Trustees of a Trust. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. Options on currencies are valued at the spot price each day.

Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board of Trustees of a Trust. Market quotes are considered not readily available or reliable in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market of similar marketable securities or a combination of these and other methods. The value of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Each Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. For example, a Portfolio may use fair value pricing if the exchange on which a security is traded closes early or trading in the security is suspended.

Each Board of the Trusts will be assisted in its responsibility for the day-to-day functions associated with the valuation of Portfolio assets by a Valuation Committee composed solely of management personnel. The Valuation Committee consists of Kristi Slavin, Peter Duffy, Alan Leland, Terrence Santry, Alan Otis, Allison Troiani, Victor Soto, Matthew Moussa, Wen Liu and Adnani Johari and such other officers of the Trusts and the Adviser as are deemed necessary by Ms. Slavin, Mr. Duffy, Mr. Leland, Mr. Santry, Mr. Otis, Ms. Troiani, Mr. Soto, Mr. Moussa, Ms. Liu or Mr. Johari from time to time. Among other things, the Valuation Committee ascertains the value of any of the Trusts’ securities and assets for which market quotations are not readily available.

Investments in Underlying Portfolios by the MIST Allocation Portfolio, a MSF Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio or Pyramis® Managed Risk Portfolio are valued at the closing daily net asset values of the Underlying Portfolios in which such Portfolio invests. The Underlying Portfolios that are Portfolios of a Trust will use fair value pricing in the circumstances and manner described above. For information about the fair value pricing by an Underlying Portfolio that is not a Portfolio of a Trust, please refer to the prospectus for such Underlying Portfolio.

Investments in Underlying American Funds by an American Allocation Portfolio are valued at the closing daily net asset values of the Underlying American Funds in which such Portfolio invests. For information about the fair value pricing by an Underlying American Fund, please refer to the prospectus for such Underlying American Fund.

Investments in Underlying ETFs by an ETF Portfolio or BlackRock Global Tactical Strategies Portfolio are valued at the closing market quotations for the Underlying ETFs’ shares in which such Portfolio invests. For information about the use of fair value pricing by an Underlying ETF, please refer to the prospectus for such Underlying ETF.

Investments in the Master Fund by the Feeder Portfolio are valued at the Master Fund’s closing daily net asset value in which such Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to prospectus for the Master Fund.

FEDERAL INCOME TAXES

Set forth below is a discussion of certain U.S. federal income tax consequences relating to the ownership of shares in the Portfolios by insurance company separate accounts for the purpose of funding certain variable products. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation. In particular, because insurance companies, through their separate accounts, and qualified retirement plans are expected to be the only shareholders of a Portfolio, no attempt is made here to describe all of the tax aspects of an investment in a Portfolio to such shareholders. Rather, the discussion deals only with the status of the Portfolios as regulated investment companies under Subchapter M of the Code, the tax consequences of certain investments that may be made by the Portfolios and the application of the diversification requirements of section 817(h) of the Code and the regulations issued thereunder. This discussion is based upon current provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, possibly with retroactive effect.

The discussion below generally is based on the assumption that the shares of each Portfolio will be respected as owned by insurance company separate accounts. If this is not the case, the person or persons determined to own the Portfolios’ shares will be currently taxed on the Portfolios’ distributions, and on the proceeds of any redemption of the Portfolios’ shares, under the applicable Code rules. For information concerning the U.S. federal tax consequences to a holder of a variable contract, please refer to the prospectus for the particular contract.

Each Portfolio, including each Underlying Portfolio, each Underlying American Fund and the Master Fund, intends to qualify each year as a “regulated investment company” under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to its shareholders. Certain of the Portfolios allocate a portion of their assets to Subsidiaries. Unlike the Portfolios, the Subsidiaries will not seek to qualify as regulated investment companies under Subchapter M of the Code.

In order to qualify as a regulated investment company, a Portfolio must, among other things: (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership (“Income Requirement”); and (2) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year, (a) at least 50% of the market value of the Portfolio’s assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the Portfolio’s assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships (“Diversification Requirement”). For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income that would be qualifying income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

In general, for purposes of the Income Requirement, income derived by a Portfolio from a partnership, other than a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized by the Portfolio.

The Income Requirement significantly limits the ability of a Portfolio to invest directly in natural resources, precious metals and commodities, in certain exchange-traded vehicles and other pooled investment vehicles investing in such assets or instruments related to such assets, and in certain financial instruments with respect to such assets.

A Portfolio may invest in exchange-traded vehicles that track the return of commodities. Under the Code, these investments are not considered “securities” with respect to the Income Requirement. As a result, any income generated by such investment is not included in qualifying income in determining compliance with the 90% test discussed above. Each Portfolio generally intends to manage its commodities exposure to ensure that the Income Requirement is met at the end of the Portfolio’s taxable year. To the extent that a Portfolio’s income from commodities exceeds 10% of the Portfolio’s gross income, the Portfolio may be able to avoid disqualification by paying a tax on that portion of the commodities income that exceeds one ninth of the Portfolio’s qualifying income.

For purposes of the Diversification Requirement, identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (the “IRS”) with respect to identification of the issuer for a particular type of investment may adversely affect a Portfolio’s ability to meet the Diversification Requirement. Also for purposes of the Diversification Requirement, outstanding voting securities of an issuer will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed (“Distribution Requirement”), but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the Distribution Requirement in each taxable year by distributing at least annually substantially all of its net investment income, if any, and all of its net realized long- or short-term capital gains.

If for any taxable year a Portfolio were to fail to meet the Income Requirement, the Diversification Requirement or the Distribution Requirement, the Portfolio could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or, in the case of diversification failures, disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such a failure, or otherwise were to fail to qualify for treatment as a regulated investment company in any taxable year, (1) the Portfolio would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders, and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements of section 817(h) of the Code, as described below, with the result that the contracts supported by that account would no longer be eligible for tax deferral. In addition, all distributions from earnings and profits of the Portfolio, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income, and the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a regulated investment company that is accorded special tax treatment.

Amounts not distributed on a timely basis by a regulated investment company in accordance with the Distribution Requirement generally are subject to a nondeductible 4% excise tax at the Portfolio level. However, the Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a regulated investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies. Even though it may not be subject to the excise tax, each Portfolio generally intends to make the distributions that would be required to avoid the imposition of that tax if it were to apply, provided that such distributions are determined to be in the best interest of such Portfolio’s shareholders.

Each Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of a Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and the initial shareholder of each Portfolio and such initial shareholder’s affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trusts. These requirements, which are in addition to the diversification requirements applicable to the Trusts under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios, Underlying Portfolios, Underlying American Fund or Master Fund may invest. For this purpose, an investment in an Underlying Portfolio (except as discussed below), an Underlying American Fund, the Master Fund, or another investment company, is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, Underlying American Fund, Master Fund, or other investment company, so long as shares of the Underlying Portfolio, Underlying American Fund, Master Fund, or other investment company are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios, Underlying Portfolios, Underlying American Funds, Master Fund, and other investment companies are and will be so owned. Thus, so long as each Portfolio, Underlying Portfolio, Underlying American Fund, Master Fund, and other investment company meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts. The assets of each ETF Portfolio and BlackRock Global Tactical Strategies Portfolio will consist primarily of Underlying ETFs, which may be owned in part by persons other than those permitted to own interests in the ETF Portfolios or the BlackRock Global Tactical Strategies Portfolio. Accordingly, shares of each Underlying ETF is considered a single “asset” of an ETF Portfolio or BlackRock Global Tactical Strategies Portfolio, and each ETF Portfolio and BlackRock Global Tactical Strategies Portfolio will need to be sure that no more than 55% of its assets are represented by shares of one Underlying ETF, no more than 70% by any two Underlying ETFs, no more than 80% by any three Underlying ETFs and no more than 90% by any four Underlying ETFs, in order that the Contracts will meet the diversification requirements of Section 817(h). Similarly, the American Allocation Portfolios may invest in Underlying American Funds, investment companies and ETFs (together “Non-Qualified Underlying Portfolios”), which may be owned in part by persons other than those permitted to own interests in the American Allocation Portfolios. Accordingly, shares of each Non-Qualified Underlying Portfolio are considered a single “asset” of an American Allocation Portfolio, and each American Allocation Portfolio will need to be sure that no more than 55% of its assets are represented by shares of one Non-Qualified Underlying Portfolio, no more than 70% by any two Non-Qualified Underlying Portfolios, no more than 80% by any three Non-Qualified Underlying Portfolios and no more than 90% by any four Non-Qualified Underlying Portfolios, in order that the Contracts will meet the diversification requirements of Section 817(h).

Failure to meet the requirements of section 817(h) and the regulations issued thereunder could cause a Contract to lose its favorable tax status and require the owner of the Contract to include in ordinary income any income accrued under the Contracts for the current, prior and subsequent taxable years. Under certain circumstances described in the applicable Treasury regulations, an inadvertent failure to satisfy the diversification requirements of section 817(h) may be corrected, but such a correction could require a payment to the IRS with respect to the period or periods during which the investments of the account did not meet the diversification requirements. The amount of any such payment could be based on the tax contract owners would have incurred if they were treated as receiving the income on their contracts for the period during which the diversification requirements were not satisfied. Any such failure could also result in adverse tax consequences for an insurance company issuing the contracts.

A Trust may find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or Underlying Portfolio or substitute the shares of one Portfolio, Underlying Portfolio, Underlying American Fund or Master Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the SEC, to the extent legally required.

A Portfolio’s transactions in ETNs, options, futures contracts, forward contracts, swap agreements, straddles, foreign currencies and derivatives, as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including mark-to-market, notional principal contract, constructive sale, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Portfolio, defer losses to the Portfolio, or cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount, timing and character of distributions by the Portfolio. In addition, because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Portfolio-level tax. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

A Portfolio’s transactions in certain derivatives or other hedging or related transactions or transactions, if any, in foreign currencies or foreign currency-denominated instruments may produce a difference between its book income and its taxable income. If a Portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trusts intend to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies (“PFICs”). PFICs have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio’s expenses (management fees and operating expenses), shareholders of the Portfolio will also indirectly bear similar expenses of such PFICs. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the Portfolio’s shareholders. To avoid such tax and interest charges, each Portfolio’s subadviser generally intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security. A Portfolio may also in certain cases elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF” election), in which case the Portfolio will be required to include in its income annually its share of the PFIC’s income and net capital gains, regardless of whether the Portfolio receives any distribution from the PFIC. The foregoing measures may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Portfolio to avoid taxation. Employing either of these measures may require a Portfolio to liquidate investments (including at times when it is not advantageous to do so) to meet its distribution requirements, which also may accelerate the recognition of gain and affect a Portfolio’s total return. Because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.

A Portfolio may invest in REITs. Investments in REIT equity securities may require a Portfolio to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities (including at times when it is not advantageous to do so) that it otherwise would have continued to hold.

Income that a Portfolio derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation, qualified publicly traded partnership or REIT) (“RE Partnership”) will be treated under the Code as qualifying income under the Income Requirement only to the extent that income is attributable to the RE Partnership’s income that would be qualifying income if realized directly by the Portfolio in the same manner as realized by the RE Partnership. The IRS also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees thereof but nevertheless indicate the IRS’ view of federal tax matters) holding that a regulated investment company that invests in a partnership should be treated as owning a proportionate share of the partnership’s assets for purposes of the Diversification Requirement.

A Portfolio may invest directly or indirectly (including through a REIT) in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”). Under Treasury regulations that have not yet been issued but may apply retroactively, the portion of a Portfolio’s income (including income allocated to the Portfolio from a REIT or other pass-through entity) that is attributable to an equity interest in a TMP or a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. These regulations also are expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if they held the related interest directly. In general, excess inclusion income allocated to shareholders for a taxable year (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (2) will constitute unrelated business taxable income (“UBTI”) to certain tax-exempt entities (including qualified pension plans, IRAs, Code section 401(k) plans, Keogh plans, and public charities), thereby potentially requiring such an entity that otherwise might not be required to file tax return for that year to file a tax return and pay tax on such income and (3) resulting in tax liability for a segregated asset account of an insurance company to which excess inclusion income is allocated. In addition, if at any time during any taxable year a “disqualified organization” (including governmental units, certain tax-exempt entities, and certain cooperatives) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to the portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Portfolios generally do not intend to invest in REITs that have a substantial portion of their assets in residual interests of REMICs.

A Portfolio may invest in certain futures and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — and certain foreign currency options and forward contracts with respect to which it makes a particular election — that will be subject to section 1256 of the Code (“Section 1256 contracts”). Any Section 1256 contracts a Portfolio holds at the end of each taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain) and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to it. A Portfolio may elect not to have the foregoing rules apply to any “mixed straddle” (i.e., a straddle, which it clearly identifies in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain and thus increasing the amount of dividends that it must distribute.

Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains will increase or decrease the amount of a Portfolio’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If the Portfolio’s losses from such foreign currency transactions exceed its other investment company taxable income during a taxable year, a Portfolio would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a Portfolio may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Portfolios, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are Section 1256 contracts).

When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it received on the exercise plus the premium it received when it wrote the option is more or less than the underlying security’s tax basis.

A Portfolio that acquires zero coupon or other securities issued with original issue discount (“OID”) must include in its gross income the OID that accrues on those securities during the taxable year. Similarly, a Portfolio that invests in payment-in-kind securities generally must include in its gross income securities it receives as “interest” on those securities. Each Portfolio has elected similar treatment with respect to securities purchased at a discount from their face value (“market discount”). Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions, if any, would be paid to the Portfolio’s shareholders of record, which are currently insurance company separate accounts. Although these separate accounts may opt to receive distributions in cash, distributions are typically made in the form of additional shares of the Portfolio. To the extent these distributions are made in cash, rather than in additional shares, the distributions would have to be made from the Portfolio’s cash assets or from the proceeds of sales of portfolio securities, including at a time when it may not be advantageous to do so, if necessary. The Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

A Portfolio may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or that are in default. A Portfolio’s investment in debt obligations that are at risk of or in default present special tax issues for the Portfolio. Tax rules are not entirely clear about issues such as whether the Portfolio should recognize market discount on such a debt obligation and, if so, the amount of market discount the Portfolio should recognize, when the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent the Portfolio may take deductions for bad debts or worthless securities and how the Portfolio should allocate payments received on obligations in default between principal and interest. These and other related issues will be addressed by each Portfolio when as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income tax.

AQR Global Risk Balanced Portfolio has obtained a private letter ruling from the IRS confirming that the annual net profit, if any, realized by its wholly-owned subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes. The ruling relies on certain facts, assumptions, representations and undertakings from the Portfolio regarding the past and future conduct of the Portfolio’s business and other matters. If any of these facts, assumptions, representations or undertakings are incorrect or not satisfied, the Portfolio and its shareholders may not be able to rely on the ruling and could be subject to significant tax liabilities. Notwithstanding the receipt by the Portfolio of a private letter ruling from the IRS, the IRS could determine on audit that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Portfolio does not constitute “qualifying income” if the IRS determines that any of these facts, assumptions, representations or undertakings underlying the ruling are not correct or have been violated.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with the tax-deferred treatment of such contracts. The Treasury Department has issued rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and it may issue additional rulings in the future. If the Contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Contract owner’s gross income. In determining whether an impermissible level of investor control is present, one factor the IRS considers when a separate account invests in one or more regulated investment companies is whether a regulated investment company’s investment strategies are sufficiently broad to prevent a Contract owner from being deemed to be making particular investment decisions through its investment in the separate account. Current IRS guidance indicates that typical regulated investment company’s investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract owner from being deemed to be making particular investment decisions through its investment in a separate account. For example, the IRS has approved a separate account offering sub-accounts (each funded through a single regulated investment company) with the following investment strategies: money market, bonds, large company stock, international stock, small company stock, mortgage-backed securities, health care industry, emerging markets, telecommunications, financial services, South American stock, energy, and Asian markets. Most (although not necessarily all) of the Portfolios have investment objectives and strategies that are not materially narrower than the investment strategies described in this IRS guidance.

The above discussion addresses only one of several factors that the IRS considers in determining whether a contract owner has an impermissible level of “investor control” over a separate account. Contract owners should consult their insurance companies, their tax advisors, and the prospectus relating to their particular contract for more information concerning this investor control issue. In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of the Portfolios as described above, including retroactively. In addition, there can be no assurance that a Portfolio would be able to continue to operate as currently described, or that such Portfolio will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including an insurance company holding separate accounts), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of an insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

DESCRIPTION OF THE TRUSTS

Organization of the MIST Trust

The MIST Trust is an open-end management investment company registered under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The MIST Trust is organized as a Delaware statutory trust, pursuant to an Amended and Restated Agreement and Declaration of Trust dated May 23, 2012. The MIST Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001. The MIST Trust is also the successor of Managed Assets Trust, Capital Appreciation Fund and certain portfolios of The Travelers Series Trust. Such funds were converted to Portfolios of the MIST Trust, effective May 1, 2006.

Beneficial Interests in the MIST Trust

The beneficial interests in the MIST Trust are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share, of one or more series. The Amended and Restated Agreement and Declaration of Trust of the MIST Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each series. Currently, the Trustees of the MIST Trust have established and designated 46 series, 45 of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of the MIST Trust, which is separately managed and has its own investment objective and policies. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the MIST Trust. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

The assets received from the sale of shares of a MIST Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a MIST Portfolio are required to be segregated on the MIST Trust’s books of account and are to be charged with the expenses with respect to that Portfolio. Subject to each class’s expenses, each MIST Portfolio’s issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio’s outstanding shares) of the Portfolio’s assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a MIST Portfolio will be allocated by or under the direction of the Trustees of the MIST Trust in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the MIST Portfolio and the other MIST Portfolios. In the unlikely event that any MIST Portfolio has liabilities in excess of its assets, the other MIST Portfolios may be held responsible for the excess liabilities.

Each MIST Portfolio is classified under the 1940 Act as “diversified” except Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, ClearBridge Aggressive Growth Portfolio, Met/Templeton International Bond and PanAgora Global Diversified Risk Portfolio, which are each non-diversified.

Pyramis is a registered service mark of FMR LLC used under license.

The MIST Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each MIST Portfolio. The Summary Prospectus and Prospectus for each MIST Portfolio describe the classes of shares currently being offered. Shares of each class of a MIST Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the MIST Trust’s distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act. Shareholders of each MIST Portfolio are entitled to receive dividends and other amounts as determined by the Board of Trustees of the MIST Trust.

Control Persons and Principal Holders of the Shares of the MIST Trust

The MIST Trust continuously offers its shares to separate accounts of insurance companies as a funding vehicle for the variable life insurance policies and/or variable annuity contracts offered by such insurance companies. As of March 31, 2016, 100% of the outstanding voting securities of the MIST Trust were owned by separate accounts of Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company, General American Life Insurance Company, Metropolitan Tower Life Insurance Company and MetLife Insurance Company USA (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of March 31, 2016, Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company, General American Life Insurance Company, Metropolitan Tower Life Insurance Company and MetLife Insurance Company USA were each presumed to be in control (as that term is defined in the 1940 Act) of the MIST Trust.

As of March 31, 2016, the Contract owners listed below were entitled to give voting instructions regarding 5% or more of a class of a MIST Portfolio’s outstanding shares. Each Contract owner’s address is c/o Met Investors Series Trust, One Financial Center, Boston, Massachusetts 02111.

MIST Portfolio—Class	Percentage of Class
American Funds Growth Allocation—Class B
Hyslip Entities Equity Cross Purchase Agreement	7.77%

American Funds Moderate Allocation—Class B
Pierson Business Continuation Partnership	8.14%
Richard Pierson IRREV Trust DTD 2 10 11	8.19%
Frank M. Eaton	6.76%

Met/Artisan International Portfolio—Class B
Elisabeth L. Daniels	5.26%
Gary A. Tolbert	10.35%
Hugh P. Kiel	12.44%
Janice A. Stengel	6.52%
John S. Siciliano	7.18%
Kenneth T. Parker	8.79%
Michael G. Conway	5.63%
Patricia Donovan	6.24%

SSGA Growth ETF—Class A
David W. Yancey	5.42%

SSGA Growth ETF—Class E
Lan T. Nguyen	5.38%

TCW Core Fixed Income—Class B
Barbara A. Palombizio	8.17%
James K. Tse	35.25%
Michelle Bulan	11.56%
Terry Frye	6.31%

Organization of the MSF Trust

The MSF Trust is an open-end management investment company registered under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The MSF Trust is organized as a Delaware statutory trust, pursuant to an Amended and Restated Agreement and Declaration of

Trust dated May 23, 2012. Effective April 30, 2012, each series (each, a “Maryland Portfolio”) of Metropolitan Series Fund, Inc., a Maryland corporation (the “Maryland Fund”), transferred all of its assets and liabilities to a corresponding MSF Portfolio of the MSF Trust in exchange for shares of such Portfolio (“Reorganization Shares”) pursuant to an Agreement and Plan of Reorganization that was approved by the Board of Directors and the shareholders of the Maryland Fund. Each Maryland Portfolio thereafter distributed the Reorganization Shares to its shareholders in complete liquidation of the Maryland Portfolio. Each MSF Portfolio succeeded to the accounting and performance histories of its corresponding Maryland Portfolio. Therefore, any such historical information provided for each MSF Portfolio of the MSF Trust is that of the corresponding Maryland Portfolio. The MSF Trust assumed the Maryland Fund’s registration statement pursuant to Rule 414 under the Securities Act of 1933, as amended, and the 1940 Act on April 30, 2012.

The Maryland Fund, an open-end management investment company registered under the 1940 Act, was formed on November 23, 1982 as a corporation under the laws of Maryland pursuant to Articles of Incorporation (the “Articles”) filed on November 23, 1982, as amended. On May 1, 2003, the Maryland Fund succeeded to the operations of seventeen series of the New England Zenith Fund, a Massachusetts business trust. Each of BlackRock Bond Income Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Jennison Growth Portfolio, Loomis Sayles Small Cap Core Portfolio, Met/Artisan Mid Cap Value Portfolio, Met/Wellington Core Equity Opportunities Portfolio, MFS® Total Return Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio was formerly a series of the New England Zenith Fund.

On April 28, 2008, MFS® Value Portfolio succeeded to the operations of the MFS® Value Portfolio (the “MIST MFS® Value Predecessor”), a former series of the MIST Trust. On May 1, 2006, the MIST MFS® Value Predecessor succeeded to the operations of the MFS® Value Portfolio, a former series of the Travelers Series Trust, which was a Massachusetts business trust.

Beneficial Interests in the MSF Trust

The beneficial interests in the MSF Trust are represented by an unlimited number of transferable shares of beneficial interest, $.00001 par value per share, of one or more series. The Amended and Restated Agreement and Declaration of Trust of the MSF Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each series. Currently, the Trustees of the MSF Trust have established and designated 30 series, all of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of the MSF Trust, which is separately managed and has its own investment objective and policies. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the MSF Trust. In addition, there are no preference, preemptive, conversion, exchange or similar rights, and shares are freely transferable. Shares do not have cumulative voting rights.

The assets received from the sale of shares of a MSF Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a MSF Portfolio are required to be segregated on the MSF Trust’s books of account and are to be charged with the expenses with respect to that Portfolio. Subject to each class’s expenses, each MSF Portfolio’s issued and outstanding shares participate equally in dividends and distributions declared by such Portfolio and receive a portion (divided equally among all of the Portfolio’s outstanding shares) of the Portfolio’s assets (less liabilities) if the Portfolio is liquidated or dissolved. Liabilities which are not clearly assignable to a MSF Portfolio will be allocated by or under the direction of the Trustees of the MSF Trust in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the MSF Portfolio and the other MSF Portfolios. In the unlikely event that any MSF Portfolio has liabilities in excess of its assets, the other MSF Portfolios may be held responsible for the excess liabilities.

Each MSF Portfolio is classified under the 1940 Act as “diversified”.

The MSF Trust is authorized to issue six classes of shares (Class A, Class B, Class D, Class E, Class F and Class G) on behalf of each MSF Portfolio. The Summary Prospectus and Prospectus for each MSF Portfolio describe the classes of shares currently being offered. Shares of each class of a MSF Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the MSF Trust’s distribution and services plan adopted pursuant to Rule 12b-1 under the 1940 Act. Shareholders of each MSF Portfolio are entitled to receive dividends and other amounts as determined by the Board of Trustees of the MSF Trust.

Control Persons and Principal Holders of the Shares of the MSF Trust

The MSF Trust continuously offers its shares to separate accounts of insurance companies as a funding vehicle for the variable life insurance policies and/or variable annuity contracts offered by such insurance companies. As of March 31, 2016, 100% of the outstanding voting securities of the MSF Trust were owned by separate accounts of Metropolitan Life Insurance Company, New England Life Insurance Company, MetLife Insurance Company USA, First MetLife Investors Insurance Company, Metropolitan Tower Life Insurance Company, and/or General American Life Insurance Company (or any affiliate of any such company), and may, from time to time, be owned by those separate accounts or the separate accounts and general accounts of such companies (or any affiliate of any such company). Therefore, as of March 31, 2016, Metropolitan Life Insurance Company, New England Life Insurance Company, MetLife Insurance Company USA, First MetLife Investors Insurance Company, Metropolitan Tower Life Insurance Company and General American Life Insurance Company were each presumed to be in control (as that term is defined in the 1940 Act) of the MSF Trust.

As of March 31, 2016, the Contract owners listed below were entitled to give voting instructions regarding 5% or more of a class of a MSF Portfolio’s outstanding shares. Each Contract owner’s address is c/o Metropolitan Series Fund, One Financial Center, Boston, Massachusetts 02111.

MSF Portfolio—Class	Percentage of Class
MetLife Asset Allocation 20—Class A
Finkelstein Partners, Inc.	9.74%

MetLife Stock Index—Class G
Barbara C. Von Hoffman	8.10%
Elizabeth Gile	5.59%

MFS Total Return—Class E
Christine E. Stiefel	5.35%

T. Rowe Price Small Cap Growth—Class G
Kurt Snyder	10.39%

Shareholder Meetings and Voting Rights

Neither the MIST Trust nor the MSF Trust is required to hold annual meetings of shareholders and neither expects to do so. For certain purposes, a Trust is required to have a shareholder meeting. Examples of the reasons a meeting might be held are to: (a) approve certain agreements required by securities laws; (b) change fundamental investment objectives and restrictions of the Portfolios; and (c) fill vacancies on the Board of Trustees of a Trust when less than a majority of the Trustees have been elected by shareholders. Shareholders of each Portfolio of a Trust vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions that affect only their particular Portfolio. Shareholders of each Portfolio of a Trust vote by class as to matters, such as approval of or amendments to a plan adopted pursuant to Rule 12b-1 that affects only their particular class.

Under the Amended and Restated Agreement and Declaration of Trust of each Trust, shareholders are entitled to one vote for each share, and a fractional vote for each fraction of a share, held as to any matters on which the share is entitled to vote. Cumulative voting is not permitted in the election of Trustees of a Trust.

Under the Amended and Restated Agreement and Declaration of Trust of each Trust, the Trustees may terminate the Trust, a Portfolio of the Trust, or a class of shares upon written notice to the shareholders of the Trust, such Portfolio or class, as the case may be.

Separate accounts established by the insurance companies are the legal owners of the Portfolios’ shares, and have the right to vote those shares. Owners of the variable life insurance policies and/or variable annuity contracts issued by the insurance companies have the right to instruct the insurance companies how to vote the shares of the Portfolios that are attributable to the owners’ contracts. Although Contract owners are not directly shareholders of the Portfolios, they have this right because some or all of their contract value is invested, as provided by their contracts, in one or more Portfolios. Pursuant to the current view of the SEC staff, each insurance company will vote the shares held in each separate account registered with the SEC in accordance with voting instructions received from owners of the contracts issued by that separate account. The number of shares as to which voting instructions may be given under a contract is determined by the number of full and fractional shares of a Portfolio held in a separate account with respect to that particular contract. To the extent voting privileges are granted by the issuing insurance company to unregistered separate accounts, shares for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All shares of a Portfolio held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of each insurance company will be voted by that insurance company in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions received.

Application of CFTC Rules to the Portfolios

The MSF Trust and MIST Trust have claimed an exclusion from the definition of the term “commodity pool” under the CEA with respect to both the MSF Portfolios and MIST Portfolios (except the MIST Portfolios set forth below). Therefore, none of the MSF Portfolios and MIST Portfolios, with the exception of the MIST Portfolios set forth below, are subject to being regulated as commodity pools and the Adviser is not subject to being regulated as a commodity pool operator (“CPO”) with respect to those Portfolios under the CEA.

A Portfolio claiming the exclusion is limited in its ability to use certain derivatives, such as futures, certain options, and swaps, without the Portfolio becoming subject to CFTC regulation. On an annual basis, a Portfolio is required to reaffirm its eligibility to continue to claim the exclusion. If a Portfolio’s use of derivatives would prevent it from claiming the exclusion (or any other exclusion or exemption available under CFTC regulations), then MetLife Advisers would be subject to regulation as a CPO with respect to the Portfolio, and the Portfolio would become subject to regulation by the CFTC. Compliance with CFTC regulations may increase the Portfolio’s operating expenses.

With respect to each of the MIST Portfolios and Subsidiaries set forth below, the Adviser is registered as a CPO with the CFTC:

Portfolio	Subsidiary
AB Global Dynamic Allocation Portfolio	AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd.
AQR Global Risk Balanced Portfolio	AQR Global Risk Balanced Portfolio, Ltd.
BlackRock Global Strategies Portfolio	BlackRock Global Strategies Portfolio, Ltd.

Portfolio	Subsidiary
Invesco Balanced-Risk Allocation Portfolio	Invesco Balanced-Risk Allocation Portfolio, Ltd.
JPMorgan Global Active Allocation Portfolio	JPMorgan Global Active Allocation Portfolio, Ltd.
PanAgora Global Diversified Risk Portfolio	PanAgora Global Diversified Risk Portfolio, Ltd.
Schroders Global Multi-Asset Portfolio	Schroders Global Multi-Asset Portfolio, Ltd.

The Adviser and these Portfolios and Subsidiaries are subject to regulation by the CFTC under the CEA. Consequently, the Adviser and these Portfolios and Subsidiaries are required to comply with applicable CFTC disclosure, reporting, and recordkeeping requirements. The disclosure, reporting and, recordkeeping requirements associated with registration with the CFTC as a CPO would ordinarily be in addition to those requirements already imposed onto the Portfolios and the Adviser by the SEC. In August of 2013, the CFTC issued a rule (“Harmonization Rule”) that harmonizes certain of the CFTC’s compliance obligations with those of the SEC in order to facilitate compliance with both regulatory regimes. Under the Harmonization Rule, a registered investment company may elect to comply with certain CFTC obligations by agreeing to comply with certain SEC disclosure, reporting, and recordkeeping requirements.

The MIST Portfolios listed above have elected to comply with certain CFTC disclosure, reporting, and recordkeeping requirements through their compliance with applicable SEC requirements. Similarly, if the Adviser were to become subject to regulation as a CPO with respect to a MSF Portfolio or any other MIST Portfolio, it is anticipated that such Portfolio would elect to comply with certain CFTC disclosure, reporting, and recordkeeping requirements through its compliance with applicable SEC requirements.

Monitoring for Material Irreconcilable Conflicts

Currently, shares in the Trusts are available only to separate accounts established by Metropolitan Life Insurance Company and its affiliated insurance companies as an investment vehicle for variable life insurance or variable annuity products. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with Metropolitan Life Insurance Company.

A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with an exemptive order issued by the SEC, each Trust’s Board of Trustees has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of insurance companies not affiliated with Metropolitan Life Insurance Company. Such events might include changes in state insurance law or U.S. federal income tax law, changes in investment management of any Portfolio of a Trust or differences between voting instructions given by variable life insurance and variable annuity contract owners. Through its Participation Agreement with a Trust, each insurance company investing in the Trust is responsible for monitoring and reporting any such conflicts to the Trust and for proposing and executing any necessary remedial action. The Board of Trustees of each Trust has an obligation to determine whether such proposed action adequately remedies any such conflicts.

FINANCIAL STATEMENTS

The financial statements of the MIST Portfolios, including the notes to the financial statements, the financial highlights, and the reports of the MIST Portfolios’ independent registered public accounting firm, all of which are included in the Annual Reports of the MIST Trust for the fiscal year ended December 31, 2015 and as filed with the SEC on March 4, 2016 (SEC Accession No. 0001193125-16-493230), are all incorporated by reference herein and are legally considered to be a part of this Statement of Additional Information. The financial statements of the MSF Portfolios, including the notes to the financial statements, the financial highlights, and the reports of the MSF Portfolios’ independent registered public accounting firm, all of which are included in the Annual Reports of the MSF Trust for the fiscal year ended December 31, 2015 and as filed with the SEC on March 4, 2016 (SEC Accession No. 0001193125-16-493276), are all incorporated by reference herein and are legally considered to be a part of this Statement of Additional Information.

APPENDIX A — DESCRIPTION OF SECURITY RATINGS

Moody’s Investors Service, Inc.

Global Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa

Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Baa

Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa

Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

Ca

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

A-1

C

Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Global Short-Term Ratings

Ratings assigned on Moody’s global long-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

Issuers (or supporting institutions) rated “Prime-1” have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated “Prime-2” have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated “Prime-3” have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated “Not Prime” do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

A-2

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s Ratings Group

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA

An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

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BBB

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C

An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D

An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation, are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the

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filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-)

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings

Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. These categories are as follows:

A-1

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment.

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C

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, “AAA/A-1+” or “A-1+/A-1”). With U.S. municipal short-term demand debt, note rating symbols are used for the first component of the rating (for example, “SP-1+/A-1+”).

Active Qualifiers (Currently applied and/or outstanding)

L

Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

p

This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

pi

Ratings with a “pi” suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore may be based on less comprehensive information than ratings without a “pi” suffix. Ratings with a “pi” suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

prelim

Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by

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Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t

This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers (No longer applied or outstanding)

*

This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c

This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

G

The letter ‘G’ followed the rating symbol when a fund’s portfolio consists primarily of direct U.S. government securities.

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pr

The letters “pr” indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q

A “q” subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r

The “r” modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an “r” modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the “r” modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Municipal Short-Term Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

A-8

Fitch Ratings, Inc.

Long-Term Credit Ratings

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument.

The relationship between issuer and obligation scale assumes an historical average recovery of between 30%–50% on the senior, unsecured obligations of an issuer. As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or Issuer Default Rating (“IDR”). At the lower end of the ratings scale, Fitch Ratings now additionally publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.

Investment Grade

AAA

Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB

Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB

Speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

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B

Highly speculative. “B” ratings indicate that material credit risk is present†.

CCC

Substantial credit risk. “CCC” ratings indicate that substantial credit risk is present†.

CC

Very high levels of credit risk. “CC” ratings indicate very high levels of credit risk†.

C

Exceptionally high levels of credit risk. “C” indicates exceptionally high levels of credit risk†.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The subscript “emr” is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Obligation Rating	Performing Obligation	Non-performing Obligation
B Category

Default risk is commensurate with an Issuer Default Rating (“IDR”) in the ranges “BB” to “C”. For issuers with an IDR below “B”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

For issuers with an IDR above “B”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of “RR1”.

†	Table of the Relationship between Performing and Non-performing Corporate Obligations in Low Speculative Grade (Recovery Ratings are discussed in their own section)

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Obligation Rating	Performing Obligation	Non-performing Obligation
CCC Category

Default risk is commensurate with an IDR in the ranges “B” to “C”.

For issuers with an IDR below “CCC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

For issuers with an IDR above “CCC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of “RR2”.

CC Category

Default risk is commensurate with an IDR in the ranges “B” to “C”.

For issuers with an IDR below “CC”, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur.

For issuers with an IDR above “CC”, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.

The obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of “RR3”.

C Category	Default risk is commensurate with an IDR in the ranges “B” to “C”. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur.	The obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of “RR4”, “RR5” or “RR6”.

Short-Term Credit Ratings

Short-Term Ratings Assigned to Obligations in Corporate, Public and Structured Finance

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality

Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality

Good intrinsic capacity for timely payment of financial commitments.

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F3: Fair short-term credit quality

The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality

Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk

Default is a real possibility.

RD: Restricted default

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default

Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Trusts:

Met Investors Series Trust

Metropolitan Series Fund

Adviser:

MetLife Advisers, LLC

Subadvisers:

Aberdeen Asset Managers Limited

AllianceBernstein L.P.

Allianz Global Investors U.S. LLC

AQR Capital Management, LLC

Artisan Partners Limited Partnership

Baillie Gifford Overseas Limited

BlackRock Advisors, LLC

BlackRock Financial Management, Inc.

CBRE Clarion Securities LLC

ClearBridge Investments, LLC

Delaware Investments Fund Advisers

Dimensional Fund Advisors LP

Eaton Vance Management

FIAM LLC

Franklin Advisers, Inc.

Frontier Capital Management Company, LLC

Goldman Sachs Asset Management, L.P.

Harris Associates L.P.

Invesco Advisers, Inc.

J.P. Morgan Investment Management Inc.

Jennison Associates LLC

Loomis, Sayles & Company, L.P.

Massachusetts Financial Services Company

MetLife Investment Advisors, LLC

Morgan Stanley Investment Management Inc.

Neuberger Berman Investment Advisers LLC

OppenheimerFunds, Inc.

Pacific Investment Management Company LLC

PanAgora Asset Management, Inc.

Schroder Investment Management North America Inc.

SSGA Funds Management, Inc.

TCW Investment Management Company

T. Rowe Price Associates, Inc.

Van Eck Associates Corporation

Wellington Management Company LLP

Wells Capital Management Incorporated

Western Asset Management Company

Met Investors Series Trust and

Metropolitan Series Fund

Compliance Program

METLIFE FUNDS:

Met Investors Series Trust

Metropolitan Series Fund

Proxy Voting Policies and Procedures

I.	Trust Policy Statement

Each Trust is firmly committed to ensuring that proxies relating to the securities of the Trusts’ Portfolios are voted in the best interests of the Trusts’ shareholders. The following procedures have been established to implement the Trusts’ proxy voting program.

II.	Trusts’ Proxy Voting Program

MLA serves as the investment manager of the Trusts’ Portfolios. MLA is responsible for the selection and ongoing monitoring of the Subadvisers who provide the day-to-day portfolio management for each Portfolio, with the exception of the (i) MetLife Aggressive Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Conservative Allocation Portfolio, MetLife Conservative to Moderate Allocation Portfolio, MetLife Moderate Allocation Portfolio and MetLife Moderate to Aggressive Allocation Portfolio (collectively, the “Met Asset Allocation Portfolios”); (ii) American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio and American Funds Growth Allocation Portfolio (the “American Funds Allocation Portfolios” and together with the “Met Asset Allocation Portfolios,” the “Asset Allocation Portfolios”); and (iii) American Funds Growth Portfolio (the “American Funds Master-Feeder Portfolio”), where MLA is responsible for portfolio management. The Asset Allocation Portfolios are each referred to below as a “Fund of Funds” and collectively, as the “Funds of Funds.”

The Trusts have delegated the proxy voting responsibilities with respect to each Portfolio, except for the Funds of Funds and the American Funds Master-Feeder Portfolio, to the applicable Subadvisers. The primary focus of the Trusts’ proxy voting program, therefore, is to seek to ensure that the Subadvisers have adequate proxy voting policies and procedures in place and to monitor each Subadviser’s proxy voting. These policies and procedures may be amended from time to time based on experience, new portfolios, as well as changing environments, especially as new and/or differing laws and regulations are promulgated.

III.	MLA’s Due Diligence and Compliance Program

As part of its ongoing due diligence and compliance responsibilities, MLA will seek to ensure that each Subadviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. MLA will review each Subadviser’s proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Subadviser to manage a Portfolio and monitor the implementation of each Subadviser’s proxy voting policies and procedures as part of our Subadviser oversight (at least annually).

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IV.	Voting of Proxies

a.	All Portfolios except the Funds of Funds and the American Funds Master-Feeder Portfolio

If a Portfolio, other than a Fund of Funds or the American Funds Master-Feeder Portfolio, receives a proxy with respect to a holding in that Portfolio, such proxy shall be voted by the Subadviser in accordance with its proxy voting policies and procedures.

b.	Funds of Funds and the American Funds Master-Feeder Portfolio

1.	Funds of Funds

MLA serves as the sole investment adviser to:

(i) the Met Asset Allocation Portfolios, each of which invests in other portfolios of the Trusts (the “Met Underlying Portfolios”);

(ii) the American Funds Asset Allocation Portfolio, which invests in other portfolios of the American Funds Insurance Series (collectively, the “American Funds Underlying Portfolios”); and

The Met Underlying Portfolios and the American Funds Underlying Portfolio are each referred to below as an “Underlying Portfolio” and collectively, as the “Underlying Portfolios.”

If a Fund of Funds receives a proxy relating to one of the Underlying Portfolios of which it holds shares, MLA on behalf of the Fund of Funds, will vote such proxy in the same proportion as the vote of other contract owners of the Underlying Portfolio with respect to a particular proposal.

2.	American Funds Master-Feeder Portfolio

The American Funds Master-Feeder Portfolio (a “Feeder Fund”) invests its assets in a series of the American Funds Insurance Series (collectively, the “Master Funds”).1 Each Trust has delegated the proxy voting responsibilities with respect to the Feeder Fund to MLA. When the Feeder Fund receives a proxy from its corresponding Master Fund, MLA on behalf of the Feeder Fund will vote the shares in the same proportion as the vote of other shareholders of the Master Fund with respect to a particular proposal.

V.	Subadvisers’ Proxy Voting Policies and Procedures

Each Subadviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

A)	Written Policies and Procedures: The Subadviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide copies of such policies and procedures to the Trusts and MLA upon request.

B)	Fiduciary Duty: The Subadviser’s policies and procedures must be reasonably designed to ensure that the Subadviser votes client securities in the best interest of its clients.

C)	Conflicts of Interest: The Subadviser’s policies and procedures must include appropriate procedures to identify and resolve, as necessary, all material proxy-related conflicts of interest between the Subadviser (including its affiliates) and its clients before voting client proxies.

D)	Voting Guidelines: The Subadviser’s policies and procedures must address with reasonable specificity how the Subadviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

[1]

If the American Funds Master-Feeder Portfolio no longer invests its assets in a Master Fund, MLA would be the investment adviser to the Portfolio pursuant to a stand-by advisory agreement approved by the Board.

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E)	Monitoring Proxy Voting: The Subadviser must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

F)	Record Retention and Inspection: The Subadviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Subadviser must provide to the Trusts and MLA such information and records with respect to proxies relating to the Trusts’ Portfolio securities as required by law and as the Trusts or MLA may reasonably request.

IV.	Disclosure of Trusts’ Proxy Voting Policies and Procedures and Voting Record

MLA, on behalf of the Trusts, will take reasonable steps as necessary to seek to ensure that each Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. MLA (including, at its option, through third-party service providers) will monitor the implementation of the Trusts’ proxy policy and procedures to reasonably ensure that the actual proxy voting record of MLA and the Subadvisers with respect to the Trusts’ portfolio securities are collected, processed and filed with the SEC and delivered to the Trusts’ shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.

V.	Reports to Trusts’ Board

MLA will periodically (but not less frequently than annually) report to the Board with respect to the Trusts’ implementation of its proxy voting program, including summary information with respect to the proxy voting record of MLA and the Subadvisers with respect to the Portfolio securities of each Trust, and any other information requested by the Board.

EFFECTIVE AS OF:        May 22, 2012

AS REVISED:        April 29, 2013

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MetLife Advisers, LLC

Compliance Program

METLIFE ADVISERS, LLC

Proxy Voting Policy

POLICY: It is the policy of MetLife Advisers, LLC (“MLA”) to seek to ensure that proxies are voted in the best interests of its clients. The MetLife Funds (collectively, Met Investors Series Trust and Metropolitan Series Fund, the “Trusts”) believe that each subadviser who performs investment advisory services for a Portfolio of the Trusts (a “Subadviser”) is in the best position and has the necessary information to vote proxies in the best interest of a Portfolio and its shareholders, subject to the continuing oversight of the boards of directors/trustees of the Trusts (the “Boards”) and MLA.

PROCEDURES:

For all Portfolios other than the Asset Allocation Portfolios, the American Funds Allocation Portfolios and the American Funds Master-Feeder Portfolios.

•	Each Subadviser’s proxy voting policies and procedures must satisfy at a minimum the following requirements:

•

Written policies and procedures. Each Subadviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and provide MLA with copies of such policies and procedures (or a summary thereof) for inclusion as an exhibit to the Fund and Trust’s statement of additional information.

•	Fiduciary duty. Each Subadviser’s policies and procedures must be reasonably designed to ensure that the Subadviser votes securities in the best interests of its clients.

•

Conflicts of interest. Each Subadviser’s policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxyrelated conflicts of interest between the Subadviser (including such Subadviser’s affiliates) and its clients before voting client proxies.

•	Voting guidelines. Each Subadviser’s policies and procedures must address how the Subadviser will vote proxies and what factors it will take into account when voting on particular types of matters.

•	Monitoring proxy voting. Each Subadviser must have an established system that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

•

Record retention and inspection. Each Subadviser must have an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. Each Subadviser must provide to MLA such information and records with respect to proxies relating to the Fund’s Portfolio securities as MLA may reasonably request.

For the Asset Allocation Portfolios, the American Funds Allocation Portfolios and the American Funds Master-Feeder Portfolios

•

MLA serves as the sole investment adviser to the Asset Allocation Portfolios (each, a “Fund of Funds”), each of which invests in other Portfolios of the MetLife Funds (the “Underlying Portfolios”). The Trusts have delegated the proxy voting responsibilities with respect to each of the portfolios to

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MLA. Because MLA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each of the portfolios to the applicable portfolio adviser. MLA will vote proxies relating to shares of an Underlying Portfolio held by a Fund of Funds in the same proportion as the vote of the other contract owners of the Underlying Portfolio with respect to a particular proposal.

•

MLA serves as the sole investment adviser to the American Funds Allocation Portfolios, (each a “Fund of Funds”), each of which invest in other portfolios of the American Funds Insurance Series (collectively, the “American Funds Underlying Portfolios”). The Trusts have delegated the proxy voting responsibilities with respect to each of the portfolios to MLA. Because MLA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each of the portfolios to the applicable portfolio adviser. MLA will vote proxies relating to shares of an American Funds Underlying Portfolio held by the Fund of Funds in the best interest of the shareholders.

•

MLA serves as the sole investment adviser to the American Funds Master-Feeder Portfolios, (each a “Feeder Fund”), each of which invests its assets in a series of the American Funds Insurance Series (collectively, the “Master Funds”). The Trusts have delegated the proxy voting responsibilities with respect to the Feeder Fund Portfolios to MLA. Because MLA views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Feeder Fund Portfolio to the applicable Portfolio adviser. MLA will vote proxies relating to the shares of the Master Funds held by each Feeder Fund in the best interest of the shareholders.

RESPONSIBILITY: Legal and Compliance shall obtain each Subadviser’s proxy voting policies and procedures (or the summary thereof) as set out above.

REQUIREMENT:

•

Rule 206(4)-6 under the Investment Advisers Act requires registered investment advisers (including subadvisers) that exercise voting authority with respect to client securities to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between its interests and those of its clients; (b) disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and (c) describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

•

Rule 30b1-4 under the Investment Company Act requires funds to file an annual report on Form N-PX not later than August 31 of each year, containing the fund’s proxy voting record for the most recent twelve-month period ended June 30.

8

•

Item 12(f) of Form N-1A requires a fund to describe the policies and procedures of its investment adviser(s) that the fund uses, or that are used on the fund’s behalf, to determine how to vote proxies relating to portfolio securities.

ADOPTED: September 15, 2004

REVISED: May 1, 2005, May 1, 2009, June 19, 2009, May 22, 2012, April 29, 2013

9

Aberdeen Asset Managers Limited

Aberdeen U.S. Registered Advisers

Summary of Proxy Voting Guidelines

as of March 4, 2015

Aberdeen and its affiliated U.S. registered advisers (the “Aberdeen Advisers”) have adopted a proxy voting policy. The proxy voting policy is designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients.

Voting decisions are made by the Aberdeen Advisers investment managers and are based on their knowledge of the company and discussions with management – Aberdeen Advisers’ investment managers consider explanations from companies about their compliance with relevant corporate governance codes and may refer to independent research from voting advisory services in reaching a voting decision. Where contentious issues arise in relation to motions put before a shareholders’ meeting, Aberdeen Advisers will usually contact the management of the company to exchange views and give management the opportunity to articulate its position. The long term nature of the relationships that we develop with investee company boards should enable us to deal with any concerns that we may have over strategy, the management of risk or governance practices directly with the chairman or senior independent director. In circumstances where this approach is unsuccessful, Aberdeen Advisers are prepared to escalate their intervention by expressing their concerns through the company’s advisers, through interaction with other shareholders or attending and speaking at General Meetings.

Aberdeen Advisers have implemented conflicts of interest procedures to ensure the appropriate handling of proxy voting decisions where there is a potential conflict of interest. The guiding principle of Aberdeen Advisers’ conflicts of interest policy is simple – to exercise our right to vote in the best interests of the clients on whose behalf we are managing funds. The key steps in this process include the prior identification of potential conflicts, cross-reference against any available third-party proxy voting recommendations and record-keeping of the voting rationale.

Aberdeen’s proxy voting policies are included in the Aberdeen Corporate Governance Principles and can be found on-line at: http://www.aberdeen-asset.com/doc.nsf/Lit/LegalDocumentationGroupCorporateGovernancePrinciples

11

AllianceBernstein L.P.

PROXY VOTING POLICY

1

EXHIBITS

+	Proxy Committee Members
+	Proxy Voting Guideline Summary
+	Proxy Voting Conflict of Interest Form
+	Statement of Policy Regarding Responsible Investment

PROXY POLICY	2

1.	INTRODUCTION

As an investment adviser, we are shareholder advocates and have a fiduciary duty to make investment decisions that are in our clients’ best interests by maximizing the value of their shares. Proxy voting is an integral part of this process, through which we support strong corporate governance structures, shareholder rights, and transparency.

We have an obligation to vote proxies in a timely manner and we apply the principles in this policy to our proxy decisions. We believe a company’s environmental, social and governance (“ESG”) practices may have a significant effect on the value of the company, and we take these factors into consideration when voting. For additional information regarding our ESG policies and practices, please refer to our firm’s Statement of Policy Regarding Responsible Investment (“RI Policy”).

This Proxy Voting Policy (“Proxy Voting Policy” or “Policy”), which outlines our policies for proxy voting and includes a wide range of issues that often appear on proxies, applies to all of AB’s investment management subsidiaries and investment services groups investing on behalf of clients globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“Proxy Managers”), in order to ensure that our proxy voting policies and procedures are implemented consistently.

We sometimes manage accounts where proxy voting is directed by clients or newly-acquired subsidiary companies. In these cases, voting decisions may deviate from this Policy.

2.	RESEARCH UNDERPINS DECISION MAKING

As a research-driven firm, we approach our proxy voting responsibilities with the same commitment to rigorous research and engagement that we apply to all of our investment activities. The different investment philosophies utilized by our investment teams may occasionally result in different conclusions being drawn regarding certain proposals and, in turn, may result in the Proxy Manager making different voting decisions on the same proposal. Nevertheless, the Proxy Manager votes proxies with the goal of maximizing the value of the securities in client portfolios.

In addition to our firm-wide proxy voting policies, we have a Proxy Committee, which provides oversight and includes senior investment professionals from Equities, Legal personnel and Operations personnel. It is the responsibility of the Proxy Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in policy, and to review the Proxy Voting Policy no less frequently than annually. In addition, the Proxy Committee meets at least three times a year and as necessary to address special situations.

RESEARCH SERVICES

We subscribe to the corporate governance and proxy research services of Institutional Shareholder Services Inc. (“ISS”). All our investment professionals can access these materials via the Proxy Manager and/or Proxy Committee.

ENGAGEMENT

In evaluating proxy issues and determining our votes, we welcome and seek out the points of view of various parties. Internally, the Proxy Manager may consult the Proxy Committee, Chief Investment Officers, Directors of Research, and/or Research Analysts across our equities platforms, and Portfolio Managers in whose managed accounts a stock is held. Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, our corporate governance values, and more importantly, affect positive change. Also, these meetings often are joint efforts between the investment professionals, who are best positioned to comment on company-specific details, and the Proxy Manager(s), who offer a more holistic view of governance practices and relevant trends. In addition, we engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.

PROXY POLICY	3

3.	PROXY VOTING GUIDELINES

Our proxy voting guidelines are both principles-based and rules-based. We adhere to a core set of principles that are described in this Proxy Voting Policy. We assess each proxy proposal in light of these principles. Our proxy voting “litmus test” will always be what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation generally should rest with the board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders.

With this as a backdrop, our proxy voting guidelines pertaining to specific issues are set forth below. We generally vote proposals in accordance with these guidelines but, consistent with our “principles-based” approach to proxy voting, we may deviate from the guidelines if warranted by the specific facts and circumstances of the situation (i.e., if, under the circumstances, we believe that deviating from our stated policy is necessary to help maximize long-term shareholder value). In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in our clients’ best interests.

3.1	BOARD AND DIRECTOR PROPOSALS

1. Board Diversity (SHP)	CASE-BY-CASE

Board diversity is increasingly an important topic. In a number of European countries, legislation requires a quota of female directors. Other European countries have a comply-or-explain policy. We believe diversity is broader than gender and should also take into consideration factors such as business experience, ethnicity, tenure and nationality. We evaluate these proposals on a case-by-case basis while examining if there are other general governance concerns.

2. Establish New Board Committees and Elect Board Members with Specific Expertise (SHP)	CASE-BY-CASE

We believe that establishing committees should be the prerogative of a well-functioning board of directors. However, we may support shareholder proposals to establish additional board committees to address specific shareholder issues, including ESG issues. We consider on a case-by-case basis proposals that require the addition of a board member with a specific area of expertise.

3. Changes in Board Structure and Amending the Articles of Incorporation	FOR

Companies may propose various provisions with respect to the structure of the board of directors, including changing the manner in which board vacancies are filled, directors are nominated and the number of directors. Such proposals may require amending the charter or by-laws or may otherwise require shareholder approval. When these proposals are not controversial or meant as an anti-takeover device, which is generally the case, we vote in their favor. However, if we believe a proposal is intended as an anti-takeover device and diminishes shareholder rights, we generally vote against.

We may vote against directors for amending by-laws without seeking shareholder approval and/or restricting or diminishing shareholder rights.

4. Classified Boards	AGAINST

A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the board can be elected or replaced each year. Because this type of proposal has fundamental anti-takeover implications, we oppose the adoption of classified boards unless there is a justifiable financial reason or an adequate sunset provision exists. However, where a classified board already exists, we will not oppose directors who sit on such boards for that reason. We will vote against directors that fail to implement shareholder approved proposals to declassify boards.

PROXY POLICY	4

5. Director Liability and Indemnification	CASE-BY-CASE

Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and recklessness.

We generally support indemnification provisions that are consistent with the local jurisdiction in which the company has been formed. We vote in favor of proposals adopting indemnification for directors with respect to acts conducted in the normal course of business. We also vote in favor of proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, we believe the director or officer acted in good faith and in the best interests of the company. We oppose indemnification for gross negligence.

6. Disclose CEO Succession Plan (SHP)	FOR

Proposals like these are often suggested by shareholders of companies with long-tenured CEOs and/or high employee turnover rates. Even though some markets might not require the disclosure of a CEO succession plan, we do think it is good business practice and will support these proposals.

7. Election of Directors	FOR

The election of directors is an important vote. We expect directors to represent shareholder interests at the company and maximize shareholder value. We generally vote in favor of the management-proposed slate of directors while considering a number of factors, including local market best practice. We believe companies should have a majority of independent directors and independent key committees. However, we will incorporate local market regulation and corporate governance codes into our decision making. We may support more progressive requirements than those implemented in a local market if we believe more progressive requirements may improve corporate governance practices. We will generally regard a director as independent if the director satisfies the criteria for independence (i) espoused by the primary exchange on which the company’s shares are traded, or (ii) set forth in the code we determine to be best practice in the country where the subject company is domiciled. We consider the election of directors who are “bundled” on a single slate on a case-by-case basis considering the amount of information available and an assessment of the group’s qualifications.

In addition:

+	We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors (or withhold votes for directors if plurality voting applies) who fail to act on key issues, such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares (provided we supported, or would have supported, the original proposal).
+	We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse.
+	We may consider the number of boards on which a director sits and/or their length of service on a particular board.
+	We may abstain or vote against (depending on a company’s history of disclosure in this regard) directors of issuers where there is insufficient information about the nominees disclosed in the proxy statement.
+	We may vote against directors for poor compensation practices.
+	We may vote against directors for not representing shareholder interests and maximizing long-term shareholder value

We also may consider engaging company management (by phone, in writing and in person), until any issues have been satisfactorily resolved.

a. Controlled Company Exemption	CASE-BY-CASE

In certain markets, a different standard for director independence may be applicable for controlled companies, which are companies where more than 50% of the voting power is held by an individual, group

PROXY POLICY	5

or another company, or as otherwise defined by local market standards. We may take these local standards into consideration when determining the appropriate level of independence required for the board and key committees.

Exchanges in certain jurisdictions do not have a controlled company exemption (or something similar). In such a jurisdiction, if a company has a majority shareholder or group of related majority shareholders with a majority economic interest, we generally will not oppose that company’s directors simply because the board does not include a majority of independent members, although we may take local standards into consideration when determining the appropriate level of independence required for the board and key committees. We will, however, consider these directors in a negative light if the company has a history of violating the rights of minority shareholders.

b. Voting for Director Nominees in a Contested Election	CASE-BY-CASE

Votes in a contested election of directors are evaluated on a case-by-case basis with the goal of maximizing shareholder value.

8. Independent Lead Director (SHP)	FOR

We support shareholder proposals that request a company to amend its by-laws to establish an independent lead director, if the positions of chairman and CEO are not separated. We view the existence of a strong independent lead director, whose role is robust and includes clearly defined duties and responsibilities, such as the authority to call meetings and approve agendas, as a good example of the sufficient counter-balancing governance. If a company has such an independent lead director in place, we will generally oppose a proposal to separate the positions of chairman and CEO, barring any additional board leadership concerns.

9. Limit Term of Directorship (SHP)	CASE-BY-CASE

These proposals seek to limit the term during which a director may serve on a board to a set number of years.

Accounting for local market practice, we generally consider a number of factors, such as overall level of board independence, director qualifications, tenure, board diversity and board effectiveness in representing our interests as shareholders, in assessing whether limiting directorship terms is in shareholders’ best interests. Accordingly, we evaluate these items case-by-case.

10. Majority of Independent[1] Directors (SHP)	FOR

Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. We believe that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we support proposals seeking a majority of independent directors on the board while taking into consideration local market regulation and corporate governance codes.

11. Majority of Independent Directors on Key Committees (SHP)	FOR

In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, we believe that the audit2, nominating/governance, and compensation committees should be composed of a majority of independent directors while taking into consideration local market regulation and corporate governance codes.

1 For purposes of this Policy, generally, we will consider a director independent if the director satisfies the independence definition set forth in the listing standards of the exchange on which the common stock is listed. However, we may deem local independence classification criteria insufficient.

2 Pursuant to the SEC rules, adopted pursuant to the Sarbanes-Oxley Act of 2002, as of October 31, 2004, each U.S. listed issuer must have a fully independent audit committee.

PROXY POLICY	6

12. Majority Votes for Directors (SHP)	FOR

We believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company. This objective is strengthened if directors are elected by a majority of votes cast at an annual meeting rather than by the plurality method commonly used. With plurality voting a director could be elected by a single affirmative vote even if the rest of the votes were withheld.

We further believe that majority voting provisions will lead to greater director accountability. Therefore, we support shareholder proposals that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast, provided the proposal includes a carve-out to provide for plurality voting in contested elections where the number of nominees exceeds the number of directors to be elected.

13. Removal of Directors Without Cause (SHP)	FOR

Company by-laws sometimes define cause very narrowly, including only conditions of criminal indictment, final adverse adjudication that fiduciary duties were breached or incapacitation, while also providing shareholders with the right to remove directors only upon “cause”.

We believe that the circumstances under which shareholders have the right to remove directors should not be limited to those traditionally defined by companies as “cause”. We also believe that shareholders should have the right to conduct a vote to remove directors who fail to perform in a manner consistent with their fiduciary duties or representative of shareholders’ best interests. And, while we would prefer shareholder proposals that seek to broaden the definition of “cause” to include situations like these, we generally support proposals that would provide shareholders with the right to remove directors without cause.

14. Require Independent Board Chairman (SHP)	CASE-BY-CASE

We believe there can be benefits to having the positions of chairman and CEO combined as well as split. When the position is combined the company must have sufficient counter-balancing governance in place, generally through a strong independent lead director. Also, for companies with smaller market capitalizations, separate chairman and CEO positions may not be practical.

15. Require Two Candidates for Each Board Seat (SHP)	AGAINST

We believe that proposals like these are detrimental to a company’s ability to attract highly qualified candidates. Accordingly, we oppose them.

3.2	COMPENSATION PROPOSALS

16. Elimination of Single-Trigger Change in Control Agreements (SHP)	FOR

Companies sometimes include single trigger change in control provisions (e.g., a provision stipulating that an employee’s unvested equity awards become fully vested upon a change in control of the company without any additional requirement) in employment agreements and compensation plans.

We may oppose directors who establish these provisions, or we may oppose compensation plans that include them. We will support shareholder proposals calling for future employment agreements and compensation plans to include double trigger change in control provisions (e.g., a provision stipulating that an employee’s unvested equity awards become fully vested only after a change in control of the company and termination of employment).

17. Pro Rata Vesting of Equity Compensation Awards-Change in Control (SHP)	CASE-BY-CASE

We examine proposals on the treatment of equity awards in the event of a change in control on a case-by-case basis. If a change in control is accompanied by termination of employment, often referred to as a double-trigger, we generally support accelerated vesting of equity awards. If, however, there is no termination agreement in connection with a change in control, often referred to as a single-trigger, we generally prefer pro rata vesting of outstanding equity awards.

PROXY POLICY	7

18. Adopt Policies to Prohibit any Death Benefits to Senior Executives (SHP)	AGAINST

We view these bundled proposals as too restrictive and conclude that blanket restrictions on any and all such benefits, including the payment of life insurance premiums for senior executives, could put a company at a competitive disadvantage.

19. Advisory Vote to Ratify Directors’ Compensation (SHP)	FOR

Similar to advisory votes on executive compensation, shareholders may request a non-binding advisory vote to approve compensation given to board members. We generally support this item.

20. Amend Executive Compensation Plan Tied to Performance (Bonus Banking) (SHP)	AGAINST

These proposals seek to force a company to amend executive compensation plans such that compensation awards tied to performance are deferred for shareholder specified and extended periods of time. As a result, awards may be adjusted downward if performance goals achieved during the vesting period are not sustained during the added deferral period.

We believe that most companies have adequate vesting schedules and clawbacks in place. Under such circumstances, we will oppose these proposals. However, if a company does not have what we believe to be adequate vesting and/or clawback requirements, we decide these proposals on a case-by-case basis.

21. Approve Remuneration for Directors and Auditors	CASE-BY-CASE

We will vote on a case-by-case basis where we are asked to approve remuneration for directors or auditors. However, where disclosure relating to the details of such remuneration is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard and the local market practice.

22. Approve Remuneration Reports and Policies	CASE-BY-CASE

In certain markets, (e.g., Australia, Canada, Germany and the United States), publicly traded issuers are required by law to submit their company’s remuneration report to a non-binding shareholder vote. The report contains, among other things, the nature and amount of the compensation of the directors and certain executive officers as well as a discussion of the company’s performance. In other markets, remuneration policy resolutions are binding.

We evaluate remuneration reports and policies on a case-by-case basis, taking into account the reasonableness of the company’s compensation structure and the adequacy of the disclosure. Where a compensation plan permits retesting of performance-based awards, we will consider the specific terms of the plan, including the volatility of the industry and the number and duration of the retests. We may abstain or vote against a plan if disclosure of the remuneration details is inadequate or the report is not provided to shareholders with sufficient time prior to the meeting to consider its terms.

In markets where remuneration reports are not required for all companies, we will support shareholder proposals asking the board to adopt a policy (i.e., “say on pay”) that the company’s shareholders be given the opportunity to vote on an advisory resolution to approve the compensation committee’s report. Although say on pay votes are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing the value of the company.

23. Approve Retirement Bonuses for Directors (Japan and South Korea)	CASE-BY-CASE

Retirement bonuses are customary in Japan and South Korea. Companies seek approval to give the board authority to grant retirement bonuses for directors and/or auditors and to leave the exact amount of bonuses to the board’s discretion. We will analyze such proposals on a case-by-case basis, considering management’s commitment to maximizing long-term shareholder value. However, when the details of the retirement bonus are inadequate or undisclosed, we may abstain or vote against.

PROXY POLICY	8

24. Approve Special Payments to Continuing Directors and Auditors (Japan)	CASE-BY-CASE

In conjunction with the abolition of a company’s retirement allowance system, we will generally support special payment allowances for continuing directors and auditors if there is no evidence of their independence becoming impaired. However, when the details of the special payments are inadequate or undisclosed, we may abstain or vote against.

25. Disclose Executive and Director Pay (SHP)	CASE-BY-CASE

In December 2006 and again in February 2010, the SEC adopted rules requiring increased and/or enhanced compensation-related and corporate governance-related disclosure in proxy statements and Forms 10-K. Similar steps have been taken by regulators in foreign jurisdictions. We believe the rules enacted by the SEC and various foreign regulators generally ensure more complete and transparent disclosure. Therefore, while we will consider them on a case-by-case basis (analyzing whether there are any relevant disclosure concerns), we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules or similar rules espoused by a regulator in a foreign jurisdiction. Similarly, we generally support proposals seeking additional disclosure of executive and director compensation if the company is not subject to any such rules.

26. Executive and Employee Compensation Plans	CASE-BY-CASE

Executive and employee compensation plans (“Compensation Plans”) usually are complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed Compensation Plan within the framework of four guiding principles, each of which ensures a company’s Compensation Plan helps to align the long-term interests of management with shareholders:

+	Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;
+	Compensation costs should be managed in the same way as any other expense;
+	Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a significant adverse financial or reputational effect on the company; and
+	In granting compensatory awards, management should exhibit a history of integrity and decision-making based on logic and well thought out processes.

Where disclosure relating to the details of Compensation Plans is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard. Where appropriate, we may raise the issue with the company directly or take other steps.

27. Limit Executive Pay (SHP)	CASE-BY-CASE

We believe that management and directors, within reason, should be given latitude in determining the mix and types of awards offered to executive officers. We vote against shareholder proposals seeking to limit executive pay if we deem them too restrictive. Depending on our analysis of the specific circumstances, we are generally against requiring a company to adopt a policy prohibiting tax gross up payments to senior executives.

28. Mandatory Holding Periods (SHP)	AGAINST

We generally vote against shareholder proposals asking companies to require a company’s executives to hold stock for a specified period of time after acquiring that stock by exercising company-issued stock options (i.e., precluding “cashless” option exercises), unless we believe implementing a mandatory holding period is necessary to help resolve underlying problems at a company that have hurt, and may continue to hurt, shareholder value.

PROXY POLICY	9

29. Performance-Based Stock Option Plans (SHP)	CASE-BY-CASE

These shareholder proposals require a company to adopt a policy that all or a portion of future stock options granted to executives be performance-based. Performance-based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance-based options provide an incentive for executives to outperform the market as a whole and prevent management from being rewarded for average performance. We believe that management, within reason, should be given latitude in determining the mix and types of awards it offers. However, we recognize the benefit of linking a portion of executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options to be performance-based, we will generally support proposals that require a portion of options granted to senior executives be performance-based. However, because performance-based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.

30. Prohibit Relocation Benefits to Senior Executives (SHP)	AGAINST

We do not consider such perquisites to be problematic pay practices as long as they are properly disclosed. Therefore we will vote against shareholder proposals asking to prohibit relocation benefits.

31. Recovery of Performance-Based Compensation (SHP)	FOR

We generally support shareholder proposals requiring the board to seek recovery of performance-based compensation awards to senior management and directors in the event of a financial restatement (whether for fraud or other reasons) that resulted in their failure to achieve past performance targets. In deciding how to vote, we consider the adequacy of existing company clawback policy, if any.

32. Submit Golden Parachutes/Severance Plans to a Shareholder Vote (SHP)	FOR

Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. We recognize that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism. Accordingly, we support proposals to submit severance plans (including supplemental retirement plans), to a shareholder vote, and we review proposals to ratify or redeem such plans retrospectively on a case-by-case basis.

33. Submit Golden Parachutes/Severance Plans to a Shareholder Vote Prior to Their Being Negotiated by Management (SHP)	CASE-BY-CASE

We believe that in order to attract qualified employees, companies must be free to negotiate compensation packages without shareholder interference. However, shareholders must be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we evaluate proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management on a case-by-case basis.

34. Submit Survivor Benefit Compensation Plan to Shareholder Vote (SHP)	FOR

Survivor benefit compensation plans, or “golden coffins”, can require a company to make substantial payments or awards to a senior executive’s beneficiaries following the death of the senior executive. The compensation can take the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards. This compensation would not include compensation that the senior executive chooses to defer during his or her lifetime.

PROXY POLICY	10

We recognize that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.

3.3	CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS

35. Amend Exclusive Forum Bylaw (SHP)	AGAINST

We will generally oppose proposals that ask the board to repeal the company’s exclusive forum bylaw. Such bylaws require certain legal action against the company to take place in the state of the company’s incorporation. The courts within the state of incorporation are considered best suited to interpret that state’s laws.

36. Amend Net Operating Loss (“NOL”) Rights Plans	FOR

NOL Rights Plans are established to protect a company’s net operating loss carry forwards and tax credits, which can be used to offset future income. We believe this is a reasonable strategy for a company to employ. Accordingly, we will vote in favor of NOL Rights Plans unless we believe the terms of the NOL Rights Plan may provide for a long-term anti-takeover device.

37. Authorize Share Repurchase	FOR

We generally support share repurchase proposals that are part of a well-articulated and well-conceived capital strategy. We assess proposals to give the board unlimited authorization to repurchase shares on a case-by-case basis. Furthermore, we would generally support the use of derivative instruments (e.g., put options and call options) as part of a share repurchase plan absent a compelling reason to the contrary. Also, absent a specific concern at the company, we will generally support a repurchase plan that could be continued during a takeover period.

38. Blank Check Preferred Stock	AGAINST

Blank check preferred stock proposals authorize the issuance of certain preferred stock at some future point in time and allow the board to establish voting, dividend, conversion and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a “poison pill” defense or some other entrenchment device.

We are concerned that, once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we generally oppose this type of proposal.

39. Corporate Restructurings, Merger Proposals and Spin-Offs	CASE-BY-CASE

Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis. In evaluating these proposals and determining our votes, we are singularly focused on meeting our goal of maximizing long-term shareholder value.

40. Elimination of Preemptive Rights	CASE-BY-CASE

Preemptive rights allow the shareholders of the company to buy newly-issued shares before they are offered to the public in order to maintain their percentage ownership. We believe that, because preemptive rights are an important shareholder right, careful scrutiny must be given to management’s attempts to eliminate them. However, because preemptive rights can be prohibitively expensive to widely-held companies, the benefit of such rights will be weighed against the economic effect of maintaining them.

41. Expensing Stock Options (SHP)	FOR

US generally-accepted accounting principles require companies to expense stock options, as do the accounting rules in many other jurisdictions (including those jurisdictions that have adopted IFRS — international financial reporting standards). If a company is domiciled in a jurisdiction where the accounting rules do not already require the expensing of stock options, we will support shareholder proposals requiring this practice and disclosing information about it.

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42. Fair Price Provisions	CASE-BY-CASE

A fair price provision in the company’s charter or by laws is designed to ensure that each shareholder’s securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.

Fair pricing provisions attempt to prevent the “two tiered front loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to accept the offer. The two tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.

We consider fair price provisions on a case-by-case basis. We oppose any provision where there is evidence that management intends to use the provision as an anti-takeover device as well as any provision where the shareholder vote requirement is greater than a majority of disinterested shares (i.e., shares beneficially owned by individuals other than the acquiring party).

43. Increase Authorized Common Stock	CASE-BY-CASE

In general we regard increases in authorized common stock as serving a legitimate corporate purpose when used to: implement a stock split, aid in a recapitalization or acquisition, raise needed capital for the firm, or provide for employee savings plans, stock option plans or executive compensation plans. That said, we may oppose a particular proposed increase if we consider the authorization likely to lower the share price (this would happen, for example, if the firm were proposing to use the proceeds to overpay for an acquisition, to invest in a project unlikely to earn the firm’s cost of capital, or to compensate employees well above market rates). We oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a “poison pill” or another form of anti-takeover device, or if the issuance of new shares would, in our judgment, excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory explanation of a company’s intentions—going beyond the standard “general corporate purposes”—must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We view the use of derivatives, particularly warrants, as legitimate capital-raising instruments and apply these same principles to their use as we do to the authorization of common stock. Under certain circumstances where we believe it is important for shareholders to have an opportunity to maintain their proportional ownership, we may oppose proposals requesting shareholders approve the issuance of additional shares if those shares do not include preemptive rights.

In Hong Kong, it is common for companies to request board authority to issue new shares up to 20% of outstanding share capital. The authority typically lapses after one year. We may vote against plans that do not prohibit issuing shares at a discount, taking into account whether a company has a history of doing so.

44. Issuance of Equity Without Preemptive Rights	FOR

We are generally in favor of issuances of equity without preemptive rights of up to 30% of a company’s outstanding shares unless there is concern that the issuance will be used in a manner that could hurt shareholder value (e.g., issuing the equity at a discount from the current market price or using the equity to help create a “poison pill” mechanism).

45. Issuance of Stock with Unequal Voting Rights	CASE-BY-CASE

Unequal voting rights plans are designed to reduce the voting power of existing shareholders and concentrate a significant amount of voting power in the hands of management. In the majority of instances, they serve as an effective deterrent to takeover attempts. These structures, however, may be beneficial, allowing management to focus on longer-term value creation, which benefits all shareholders. We evaluate these proposals on a case-by-case basis and take into consideration the alignment of management incentives with appropriate performance, metrics, and the effectiveness of the company’s strategy.

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46. Net Long Position Requirement	FOR

We support proposals that require the ownership level needed to call a special meeting to be based on the net long position of a shareholder or shareholder group. This standard ensures that a significant economic interest accompanies the voting power.

47. Reincorporation	CASE-BY-CASE

There are many valid business reasons a corporation may choose to reincorporate in another jurisdiction. We perform a case-by-case review of such proposals, taking into consideration management’s stated reasons for the proposed move.

Careful scrutiny also will be given to proposals that seek approval to reincorporate in countries that serve as tax havens. When evaluating such proposals, we consider factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences of the reincorporation to shareholders.

48. Reincorporation to Another Jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance (SHP)	CASE-BY-CASE

If a shareholder proposes that a company move to a jurisdiction where majority voting (among other shareholder-friendly conditions) is permitted, we will generally oppose the move notwithstanding the fact that we favor majority voting for directors. Our rationale is that the legal costs, taxes, other expenses and other factors, such as business disruption, in almost all cases would be material and outweigh the benefit of majority voting. If, however, we should find that these costs are not material and/or do not outweigh the benefit of majority voting, we may vote in favor of this kind of proposal. We will evaluate similarly proposals that would require reincorporation in another state to accomplish other changes in corporate governance.

49. Stock Splits	FOR

Stock splits are intended to increase the liquidity of a company’s common stock by lowering the price, thereby making the stock seem more attractive to small investors. We generally vote in favor of stock split proposals.

50. Submit Company’s Shareholder Rights Plan to Shareholder Vote (SHP)	FOR

Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of the target company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the target company’s stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but also may have a detrimental effect on the value of the company.

We support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We evaluate on a case-by-case basis proposals to implement or eliminate a shareholder rights plan.

51. Transferrable Stock Options	CASE-BY-CASE

In cases where a compensation plan includes a transferable stock option program, we will consider the plan on a case-by-case basis.

These programs allow stock options to be transferred to third parties in exchange for cash or stock. In effect, management becomes insulated from the downside risk of holding a stock option, while the ordinary shareholder remains exposed to downside risk. This insulation may unacceptably remove management’s exposure to downside risk, which significantly misaligns management and shareholder interests. Accordingly, we generally

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vote against these programs if the transfer can be executed without shareholder approval, is available to executive officers or non-employee directors, or we consider the available disclosure relating to the mechanics and structure of the program to be insufficient to determine the costs, benefits and key terms of the program.

3.4	AUDITOR PROPOSALS

52. Appointment of Auditors	FOR

We believe that the company is in the best position to choose its accounting firm, and we generally support management’s recommendation.

We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor, we will consider the amount of fees paid for non-audit related services performed compared to the total audit fees paid by the company to the auditing firm, and whether there are any other reasons for us to question the independence or performance of the firm’s auditor such as, for example, tenure. We generally will deem as excessive the non-audit fees paid by a company to its auditor if those fees account for 50% or more of total fees paid. In the UK market, which utilizes a different calculation, we adhere to a non-audit fee cap of 100% of audit fees. Under these circumstances, we generally vote against the auditor and the directors, in particular the members of the company’s audit committee. In addition, we generally vote against authorizing the audit committee to set the remuneration of such auditors. We exclude from this analysis non-audit fees related to IPOs, bankruptcy emergence, and spin-offs and other extraordinary events. We may vote against or abstain due to a lack of disclosure of the name of the auditor while taking into account local market practice.

53. Approval of Financial Statements	FOR

In some markets, companies are required to submit their financial statements for shareholder approval. This is generally a routine item and, as such, we will vote for the approval of financial statements unless there are appropriate reasons to vote otherwise. We may vote against if the information is not available in advance of the meeting.

54. Approval of Internal Statutory Auditors	FOR

Some markets (e.g., Japan) require the annual election of internal statutory auditors. Internal statutory auditors have a number of duties, including supervising management, ensuring compliance with the articles of association and reporting to a company’s board on certain financial issues. In most cases, the election of internal statutory auditors is a routine item and we will support management’s nominee provided that the nominee meets the regulatory requirements for serving as internal statutory auditors. However, we may vote against nominees who are designated independent statutory auditors who serve as executives of a subsidiary or affiliate of the issuer or if there are other reasons to question the independence of the nominees.

55. Limitation of Liability of External Statutory Auditors (Japan)	CASE-BY-CASE

In Japan, companies may limit the liability of external statutory auditors in the event of a shareholder lawsuit through any of three mechanisms: (i) submitting the proposed limits to shareholder vote; (ii) setting limits by modifying the company’s articles of incorporation; and (iii) setting limits in contracts with outside directors, outside statutory auditors and external audit firms (requires a modification to the company’s articles of incorporation). A vote by 3% or more of shareholders can nullify a limit set through the second mechanism. The third mechanism has historically been the most prevalent.

We review proposals to set limits on auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.

56. Separating Auditors and Consultants (SHP)	CASE-BY-CASE

We believe that a company serves its shareholders’ interests by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of others services.

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We evaluate on a case-by-case basis proposals that go beyond the SEC rules or other local market standards by prohibiting auditors from performing other non-audit services or calling for the board to adopt a policy to ensure auditor independence.

We take into consideration the policies and procedures the company already has in place to ensure auditor independence and non-audit fees as a percentage of total fees paid to the auditor are not excessive.

3.5	SHAREHOLDER ACCESS AND VOTING PROPOSALS

57. A Shareholder’s Right to Call Special Meetings (SHP)	FOR

Most state corporation statutes (though not Delaware, where many US issuers are domiciled) allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly-scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage, often 10% of the outstanding shares.

We recognize the importance of the right of shareholders to remove poorly-performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support a proposal to call a special meeting if the proposing shareholder owns, or the proposing shareholders as a group own, 5% or more of the outstanding voting equity of the company.

58. Adopt Cumulative Voting (SHP)	CASE-BY-CASE

Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being considered. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, a holder of 10 shares normally casts 10 votes for each of 12 nominees to the board thus giving the shareholder 120 (10 × 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.

We believe that encouraging activism among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Cumulative voting supports the interests of minority shareholders in contested elections by enabling them to concentrate their votes and dramatically increase their chances of electing a dissident director to a board. Accordingly, we generally will support shareholder proposals to restore or provide for cumulative voting and we generally will oppose management proposals to eliminate cumulative voting. However, we may oppose cumulative voting if a company has in place both proxy access, which allows shareholders to nominate directors to the company’s ballot, and majority voting (with a carve-out for plurality voting in situations where there are more nominees than seats), which requires each director to receive the affirmative vote of a majority of votes cast and, we believe, leads to greater director accountability to shareholders.

Also, we support cumulative voting at controlled companies regardless of any other shareholder protections that may be in place.

59. Adopt Cumulative Voting in Dual Shareholder Class Structures (SHP)	FOR

In dual class structures (such as A&B shares) where the shareholders with a majority economic interest have a minority voting interest, we generally vote in favor of cumulative voting for those shareholders.

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60. Early Disclosure of Voting Results (SHP)	AGAINST

These proposals seek to require a company to disclose votes sooner than is required by the local market. In the US, the SEC requires disclosure in the first periodic report filed after the company’s annual meeting which we believe is reasonable. We do not support requests that require disclosure earlier than the time required by the local regulator.

61. Limiting a Shareholder’s Right to Call Special Meetings	AGAINST

Companies contend that limitations on shareholders’ rights to call special meetings are needed to prevent minority shareholders from taking control of the company’s agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues, such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.

In addition, if the board of directors, without shareholder consent, raises the ownership threshold a shareholder must reach before the shareholder can call a special meeting, we will vote against those directors.

62. Permit a Shareholder’s Right to Act by Written Consent (SHP)	FOR

Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we will oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders.

63. Proxy Access for Annual Meetings (SHP) (Management)	FOR

These proposals allow “qualified shareholders” to nominate directors. We generally vote in favor of management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access (adopted by the US Securities and Exchange Commission (“SEC”) in 2010, but vacated by the DC Circuit Court of Appeals in 2011), which would have allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees.

We will generally vote against proposals that use requirements that are more strict than the SEC’s framework and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot. We may vote against individual directors or entire boards who a) exclude from their ballot properly submitted shareholder proxy access proposals; b) compete against shareholder proxy access proposals with stricter management proposals on the same ballot.

We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.

From time to time we may receive requests to join with other shareholders to support a shareholder action. We may, for example, receive requests to join a voting block for purposes of influencing management. If the third parties requesting our participation are not affiliated with us and have no business relationships with us, we will consider the request on a case-by-case basis. However, where the requesting party has a business relationship with us (e.g., the requesting party is a client or a significant service provider), agreeing to such a request may pose a potential conflict of interest. As a fiduciary we have an obligation to vote proxies in the best interest of our

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clients (without regard to our own interests in generating and maintaining business with our other clients) and given our desire to avoid even the appearance of a conflict, we will generally decline such a request.

64. Reduce Meeting Notification from 21 Days to 14 Days (UK)	FOR

Companies in the United Kingdom may, with shareholder approval, reduce the notice period for extraordinary general meetings from 21 days to 14 days.

A reduced notice period expedites the process of obtaining shareholder approval of additional financing needs and other important matters. Accordingly, we support these proposals.

65. Shareholder Proponent Engagement Process (SHP)	FOR

We believe that proper corporate governance requires that proposals receiving support from a majority of shareholders be considered and implemented by the company. Accordingly, we support establishing an engagement process between shareholders and management to ensure proponents of majority-supported proposals, have an established means of communicating with management.

66. Supermajority Vote Requirements	AGAINST

A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.

In most instances, we oppose these proposals and support shareholder proposals that seek to reinstate the simple majority vote requirement.

3.6	ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS

67. Animal Welfare (SHP)	CASE-BY-CASE

These proposals may include reporting requests on items such as pig gestation crates and animal welfare in the supply chain, or policy adoption requests on items such as dehorning cattle and animal testing.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

68. Climate Change (SHP)	CASE-BY-CASE

Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potentially critical and material risk to the sustainability of a wide range of business-specific activities.

a. Carbon Accounting (SHP)	FOR

These proposals may include greenhouse gas emissions (GHG) standards or reduction targets and/or methane reduction targets. Companies also may be asked to set quantitative goals, which may pertain to the company’s operations or product development and distribution. We generally support these proposals, while taking into account whether the proposed information is of added benefit to shareholders and the degree to which this issue is material to the company and the industry in which the company operates.

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b. Carbon Risk	FOR

This set of proposals focusses on the risks associated with climate change. It may include proposals on GHG emission and finance, hydraulic fracturing/shale risk, offshore oil wells, oil and gas transport risk, and coal ash risk.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

69. Charitable Contributions (SHP) (MGMT)	CASE-BY-CASE

Proposals relating to charitable contributions may be sponsored by either management or shareholders.

Management proposals may ask to approve the amount for charitable contributions.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

70. Environmental Proposals (SHP)	CASE-BY-CASE

These proposals can include reporting and policy adoption requests in a wide variety of areas, including, but not limited to, (nuclear) waste, deforestation, packaging and recycling, renewable energy, toxic material, palm oil and water.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

71. Genetically Altered or Engineered Food and Pesticides (SHP)	CASE-BY-CASE

These proposals may include reporting requests on pesticides monitoring/use and Genetically Modified Organism (GMO) as well as GMO labeling.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

72. Health Proposals (SHP)	CASE-BY-CASE

These proposals may include reports on pharmaceutical pricing, the link between fast food and childhood obesity, and tobacco products. We generally support shareholder proposals calling for reports while taking into account the current reporting policies of the company and whether the proposed information is of added benefit to shareholders.

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Proposals relating to tobacco issues are wide-ranging. They include proposals to have a company issue warnings on the environmental risks of tobacco smoke and the risks of smoking-related diseases, as well as proposals to link executive compensation with reductions in teen smoking.

a. End Production of Tobacco Products	AGAINST

These proposals seek to phase-out all production, promotion and marketing of tobacco products by a specified date. When evaluating these resolutions, we must consider the company’s risks and liabilities associated with those lines of business, and evaluate the overall strategic business plans and how those plans will serve to maximize long-term shareholder value.

Because phasing out all tobacco-related operations by a tobacco company is very likely to result in the end of the company, which clearly is not in the best interests of shareholders, we will generally oppose these proposals.

b. Spin-Off Tobacco-Related Business	CASE-BY-CASE

Proponents seek for the subject company to phase-out all production, promotion and marketing of tobacco products by a specified date, citing health risks and tobacco companies’ systemic failure to honestly inform the public about these health risks until recently. Unlike the type of proposal cited above in (a), which would be put to a company that derives most, if not all, of its revenues from tobacco-related operations, a spin-off proposal would request that a company that derives only a portion (often a substantial portion) of its revenues from tobacco-related operations spin-off its tobacco-related operating segment / subsidiary.

When evaluating resolutions requesting a company divest itself from one or more lines of business, we must consider the company’s risks and liabilities associated with those lines of business, evaluate the overall strategic business plans and determine how those plans will serve to maximize long-term shareholder value.

c. Pharmaceutical Pricing (US)	CASE-BY-CASE

These proposals seek to require a company to report on the risk of high specialty drug prices in the US.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

73. Human Rights Policies and Reports (SHP)	CASE-BY-CASE

These proposals may include reporting requests on human rights risk assessment, humanitarian engagement policies, adopting policies on supply chain worker fees and expanding existing policies in these areas. We recognize that many companies have complex supply chains which have led to increased awareness of supply chain issues as an investment risk.

For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

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74. Include Sustainability as a Performance Measure (SHP)	CASE-BY-CASE

We believe management and directors should be given latitude in determining appropriate performance measurements. While doing so, consideration should be given to how long-term sustainability issues might affect future company performance. Therefore, we will evaluate on a case-by-case basis proposals requesting companies to consider incorporating specific, measurable, practical goals consisting of sustainability principles and environmental impacts as metrics for incentive compensation and how they are linked with our objectives as long-term shareholders.

75. Lobbying and Political Spending (SHP)	FOR

We generally vote in favor of proposals requesting increased disclosure of political contributions and lobbying expenses, including those paid to trade organizations and political action committees, whether at the federal, state, or local level. These proposals may increase transparency.

76. Other Business	AGAINST

In certain jurisdictions, these proposals allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, we will vote against these proposals.

77. Reimbursement of Shareholder Expenses (SHP)	AGAINST

These shareholder proposals would require companies to reimburse the expenses of shareholders who submit proposals that receive a majority of votes cast or the cost of proxy contest expenses. We generally vote against these proposals, unless reimbursement occurs only in cases where management fails to implement a majority passed shareholder proposal, in which case we may vote in favor.

78. Sustainability Report (SHP)	FOR

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

79. Work Place: Diversity (SHP)	FOR

Work place diversity reports generally fall in two categories: Disclosing EEO Data and Adopting Sexual Orientation/Gender Identification (ID) policies.

We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.

We generally support proposals requiring a company to amend its Equal Employment Opportunity policies to specifically reference sexual orientation and gender ID.

80. Work Place: Pay Disparity (SHP)	CASE-BY-CASE

A report on pay disparity compares the total compensation of a company’s executive officers with that of the company’s lowest paid workers and/or between genders, including statistics and rationale pertaining to changes in the size of the gap, information on whether executive compensation is “excessive”, and information on whether greater oversight is needed over certain aspects of the company’s compensation policies.

In the US, the SEC, in August 2015, adopted a rule requiring US issuers, for fiscal years ending on or after January 1, 2017, to contrast CEO pay with median employee pay. This rule, however, does not address all of the issues addressed by pay disparity reports. Accordingly, we will continue to evaluate these proposals on a case-by-case basis, taking into account the specific metrics and scope of the information requested and whether the SEC’s rule renders the proposal unnecessary.

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4.	CONFLICTS OF INTEREST

4.1	INTRODUCTION

As a fiduciary, we always must act in our clients’ best interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to avoid any perceived or actual conflicts of interest.

AllianceBernstein L.P. (“AB””) recognizes that there may be a potential material conflict of interest when we vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship that may affect how we vote on the issuer’s proxy. Similarly, we may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to avoid any perceived or actual conflict of interest, the procedures set forth below in sections 4.2 through 4.8 have been established for use when we encounter a potential conflict to ensure that our voting decisions are based on our clients’ best interests and are not the product of a conflict.

4.2	ADHERENCE TO STATED PROXY VOTING POLICIES

Votes generally are cast in accordance with this policy3. In situations where our policy is case-by-case, this Manual often provides criteria that will guide our decision. In situations where our policy on a particular issue is case-by-case and the vote cannot be clearly decided by an application of our stated policy, a member of the Proxy Committee or his/her designee will make the voting decision in accordance with the basic principle of our policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of ISS, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting policy on specific issues must be documented. On an annual basis, the Proxy Committee will receive a report of all such votes so as to confirm adherence of the policy.

4.3	DISCLOSURE OF CONFLICTS

When considering a proxy proposal, members of the Proxy Committee or investment professionals involved in the decision-making process must disclose to the Proxy Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal. Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Proxy Committee has a conflict of interest, he or she must also remove himself or herself from the decision-making process.

4.4	POTENTIAL CONFLICTS LIST

No less frequently than annually, a list of companies and organizations whose proxies may pose potential conflicts of interest is compiled by the Legal and Compliance Department (the “Potential Conflicts List”). The Potential Conflicts List includes:

+	Publicly-traded Clients from the Russell 3000 Index, the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East Index (MSCI EAFE), the MSCI Canada Index and the MSCI Emerging Markets Index;
+	Publicly-traded companies that distribute AB mutual funds;

3 From time to time a client may request that we vote their proxies consistent with AFL-CIO guidelines or the policy of the National Association of Pension Funds. In those situations, AB reserves the right to depart from those policies if we believe it to be in the client’s best interests.

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+	Bernstein private clients who are directors, officers or 10% shareholders of publicly traded companies;
+	Clients who sponsor, publicly support or have material interest in a proposal upon which we will be eligible to vote;
+	Publicly-traded affiliated companies;
+	Companies where an employee of AB or AXA Financial, Inc., a parent company of AB, has identified an interest;
+	Any other conflict of which a Proxy Committee member becomes aware[4].

We determine our votes for all meetings of companies on the Potential Conflicts List by applying the tests described in Section 4.5 below. We document all instances when the independent compliance officer determines our vote.

4.5	DETERMINE EXISTENCE OF CONFLICT OF INTEREST

When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision does not generate a conflict of interest:

+	If our proposed vote is consistent with our Proxy Voting Policy, no further review is necessary.
+	If our proposed vote is contrary to our Proxy Voting Policy and our client’s position on the proposal, no further review is necessary.
+	If our proposed vote is contrary to our Proxy Voting Policy or is not covered herein, is consistent with our client’s position, and is also consistent with the views of ISS, no further review is necessary.
+	If our proposed vote is contrary to our Proxy Voting Policy or is not covered herein, is consistent with our client’s position and is contrary to the views of ISS, the vote will be presented to an independent compliance officer (“ICO”). The ICO will determine whether the proposed vote is reasonable. If the ICO cannot determine that the proposed vote is reasonable, the ICO may instruct AB to refer the votes back to the client(s) or take other actions as the ICO deems appropriate. The ICO’s review will be documented using a Proxy Voting Conflict of Interest Form (a copy of which is attached hereto).

4.6	REVIEW OF THIRD PARTY RESEARCH SERVICE CONFLICTS OF INTEREST

We consider the research of ISS, so the Proxy Committee takes reasonable steps to verify that ISS is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing ISS’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, whether ISS (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can offer research in an impartial manner and in the best interests of our clients.

4.7	CONFIDENTIAL VOTING

It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Proxy Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; and (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement. Once the votes have been cast, they are made public in accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website the quarter after the vote has been cast.

We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.

4 The Proxy Committee must notify the Legal and Compliance Department promptly of any previously unknown conflict.

PROXY POLICY	22

On occasion, clients for whom we do not have proxy voting authority may ask us for advice on proxy votes that they cast. A member of the Proxy Committee or a Proxy Manager may offer such advice subject to an understanding with the client that the advice shall remain confidential.

Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Proxy Committee if such contact was material to a decision to vote contrary to this Policy. Routine administrative inquiries from proxy solicitors need not be reported.

4.8	A NOTE REGARDING AB’S STRUCTURE

AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation, is a wholly-owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.

5.	VOTING TRANSPARENCY

We publish our voting records on our website quarterly, 30 days after the end of the previous quarter. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor. Alternatively, clients may make a written request to the Chief Compliance Officer.

6.	RECORDKEEPING

All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than five years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of five years. We maintain the vast majority of these records electronically. We will keep paper records, if any, in one of our offices for at least two years.

6.1	PROXY VOTING POLICY

The Proxy Voting Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and the AB website (https://www.abglobal.com).

6.2	PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES

For US Securities5, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.

6.3	RECORDS OF VOTES CAST ON BEHALF OF CLIENTS

Records of votes cast by AB are retained electronically by our proxy voting agent, ISS.

6.4	RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION

Copies of written requests from clients for information on how AB voted their proxies shall be maintained by the Legal and Compliance Department. Responses to written and oral requests for information on how we voted clients’ proxies will be kept in the Client Group.

5 US securities are defined as securities of issuers required to make reports pursuant to §12 of the Securities Exchange Act of 1934, as amended. Non-US securities are defined as all other securities.

PROXY POLICY	23

6.5	DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS

The Proxy Committee is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to the Proxy Manager.

7.	PROXY VOTING PROCEDURES
7.1	VOTE ADMINISTRATION

In an effort to increase the efficiency of voting proxies, AB uses ISS to act as its voting agent for our clients’ holdings globally.

Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to each resolution. A Proxy Manager reviews the ballots via ISS’s web platform, ProxyExchange. Using ProxyExchange, the Proxy Manager submits our voting decision. ISS then returns the proxy ballot forms to the designated returnee for tabulation. Clients may request that, when voting their proxies, we utilize an ISS recommendation or ISS’s Taft-Hartley Voting Policy.

If necessary, any paper ballots we receive will be voted online using ProxyVote or via mail or fax.

7.2	SHARE BLOCKING

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may abstain from voting those shares.

We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting. Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.

7.3	LOANED SECURITIES

Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients or custodians recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

PROXY POLICY	24

EXHIBIT

PROXY COMMITTEE MEMBERS

The members of the Proxy Committee establish general proxy policies for AB and consider specific proxy voting matters as necessary. Members include senior investment personnel and representatives of the Legal and Compliance Department and the Operations Department. The Proxy Committee is chaired by Linda Giuliano, Senior Vice President, Chief Administrative Officer-Equities, and Head of Responsible Investment. If you have questions or desire additional information about this Policy, please contact the Proxy Team at: ProxyTeam@ABGlobal.com.

PROXY COMMITTEE

+	Vincent DuPont, SVP—Equities
+	Linda Giuliano, SVP—Equities
+	Saskia Kort-Chick, VP—Equities
+	David Lesser, VP—Legal
+	James MacGregor, SVP—Equities
+	Mark Manley, SVP—Legal
+	Ryan Oden, AO—Equities
+	Anthony Rizzi, VP—Operations

PROXY POLICY	25

EXHIBIT

PROXY VOTING GUIDELINE SUMMARY

Shareholder Proposal	Board and Director Proposals	For	Against	Case-by- Case
+	Board Diversity			+
+	Establish New Board Committees and Elect Board Members with Specific Expertise			+
	Changes in Board Structure and Amending the Articles of Incorporation	+
	Classified Boards		+
	Director Liability and Indemnification			+
+	Disclose CEO Succession Plan	+
	Election of Directors	+
	Controlled Company Exemption			+
	Voting for Director Nominees in a Contested Election			+
+	Independent Lead Director	+
+	Limit Term of Directorship			+
+	Majority of Independent Directors	+
+	Majority of Independent Directors on Key Committees	+
+	Majority Votes for Directors	+
+	Removal of Directors Without Cause	+
+	Require Independent Board Chairman			+
+	Require Two Candidates for Each Board Seat		+
Compensation Proposals
+	Elimination of Single Trigger Change-in-Control Agreements	+
+	Pro Rata Vesting of Equity Compensation Awards-Change of Control			+
+	Adopt Policies to Prohibit any Death Benefits to Senior Executives		+
+	Advisory Vote to Ratify Directors’ Compensation	+
+	Amend Executive Compensation Plan Tied to Performance (Bonus Banking)		+
	Approve Remuneration for Directors and Auditors			+
	Approve Remuneration Reports			+
	Approve Retirement Bonuses for Directors (Japan and South Korea)			+
	Approve Special Payments to Continuing Directors and Auditors (Japan)			+
+	Disclose Executive and Director Pay			+
+	Exclude Pension Income from Performance-Based Compensation Executive and Employee Compensation Plans	+		+
+	Limit Dividend Payments to Executives		+
+	Limit Executive Pay			+

PROXY POLICY	26

EXHIBIT

Shareholder Proposal		For	Against	Case-by- Case
+	Mandatory Holding Periods		+
+	Performance-Based Stock Option Plans			+
+	Prohibit Relocation Benefits to Senior Executives		+
+	Recovery of Performance-Based Compensation	+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote		+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote prior to their being Negotiated by Management			+
+	Submit Survivor Benefit Compensation Plans to a Shareholder Vote	+
Capital Changes and Anti-Take Over Proposals
+	Amend Exclusive Forum Bylaw		+
	Amend Net Operating Loss (“NOL”) Rights Plans	+
	Authorize Share Repurchase	+
	Blank Check Preferred Stock		+
	Corporate Restructurings, Merger Proposals and Spin-Offs			+
	Elimination of Preemptive Rights			+
+	Expensing Stock Options	+
	Fair Price Provisions			+
	Increase Authorized Common Stock			+
	Issuance of Equity without Preemptive Rights	+
	Issuance of Stock with Unequal Voting Rights			+
	Net Long Position Requirement	+
	Reincorporation			+
+	Reincorporation to Another jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance			+
	Stock Splits	+
+	Submit Company’s Shareholder Rights Plan to a Shareholder Vote	+
	Transferrable Stock Options			+
Auditor Proposals
	Appointment of Auditors	+
	Approval of Financial Statements	+
	Approval of Internal Statutory Auditors	+
+	Limit Compensation Consultant Services		+
	Limitation of Liability of External Statutory Auditors (Japan)			+
+	Separating Auditors and Consultants			+
Shareholder Access & Voting Proposals
+	A Shareholder’s Right to Call Special Meetings	+
+	Adopt Cumulative Voting			+
+	Adopt Cumulative Voting in Dual Shareholder Class Structures	+
+	Early Disclosure of Voting Results		+

PROXY POLICY	27

EXHIBIT

Shareholder Proposal		For	Against	Case-by- Case
+	Implement Confidential Voting	+
	Limiting a Shareholder’s Right to Call Special Meetings		+
+	Permit a Shareholder’s Right to Act by Written Consent	+
+	Proxy Access for Annual Meetings	+
	Reduce Meeting Notification from 21 Days to 14 Days (UK)	+
+	Rotation of Locale for Annual Meeting		+
+	Shareholder Proponent Engagement Process	+
	Supermajority Vote Requirements		+
Environmental & Social, Disclosure Proposals
+	Animal Welfare			+
+	Climate Change			+
+	Carbon Accounting	+
+	Carbon Risk	+
+	Charitable Contributions			+
+	Environmental Proposals			+
+	Genetically Altered or Engineered Food and Pesticides			+
+	Health Proposals			+
+	End Production of Tobacco Products		+
+	Spin-Off Tobacco-Related Business			+
+	Pharmaceutical Pricing (US)			+
+	Human Rights Policies and Reports			+
+	Include Sustainability as a Performance Measure (SHP)			+
+	Lobbying and Political Spending	+
+	Other Business		+
+	Reimbursement of Shareholder Expenses		+
+	Sustainability Report			+
+	Work Place: Diversity	+
+	Work Place: Pay Disparity			+

PROXY POLICY	28

EXHIBIT

PROXY VOTING CONFLICT OF INTEREST FORM

Name of Security	Date of Shareholder Meeting

Short Description of the conflict (client, mutual fund distributor, etc.):

1.	Is our proposed vote on all issues consistent with our stated proxy voting policy?	☐	Yes	☐	No
If yes, stop here and sign below as no further review is necessary.

2.	Is our proposed vote contrary to our client’s position?	☐	Yes	☐	No
If yes, stop here and sign below as no further review is necessary.

3.	Is our proposed vote consistent with the views of Institutional Shareholder Services?	☐	Yes	☐	No
If yes, stop here and sign below as no further review is necessary.

Please attach a memo containing the following information and documentation supporting the proxy voting decision:

+	A list of the issue(s) where our proposed vote is contrary to our stated policy (director election, cumulative voting, compensation)
+	A description of any substantive contact with any interested outside party and a proxy voting committee or an AB investment professional that was material to our voting decision. Please include date, attendees, titles, organization they represent and topics discussed. If there was no such contact, please note as such.
+	If the Independent Compliance Officer has NOT determined that the proposed vote is reasonable, please explain and indicate what action has been, or will be taken.

Independent Compliance Officer Approval (if necessary. Email approval is acceptable.):	Prepared by:

I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Print Name:
Phillip Kirstein	Date:

Date:

Please return this completed form and all supporting documentation to the Conflicts Officer in the Legal and Compliance Department and keep a copy for your records.

PROXY POLICY	29

EXHIBIT

STATEMENT OF POLICY REGARDING RESPONSIBLE INVESTMENT

PRINCIPLES FOR RESPONSIBLE INVESTMENT, ESG AND SOCIALLY RESPONSIBLE INVESTMENT

1.	Introduction

AllianceBernstein L.P. (“AB” or “we”) is appointed by our clients as an investment manager with a fiduciary responsibility to help them achieve their investment objectives over the long term. Generally, our clients’ objective is to maximize the financial return of their portfolios within appropriate risk parameters. AB has long recognized that environmental, social and governance (“ESG”) issues can impact the performance of investment portfolios. Accordingly, we have sought to integrate ESG factors into our investment process to the extent that the integration of such factors is consistent with our fiduciary duty to help our clients achieve their investment objectives and protect their economic interests.

Our policy draws a distinction between how the Principles for Responsible Investment (“PRI” or “Principles”), and Socially Responsible Investing (“SRI”) incorporate ESG factors. PRI is based on the premise that, because ESG issues can affect investment performance, appropriate consideration of ESG issues and engagement regarding them is firmly within the bounds of a mainstream investment manager’s fiduciary duties to its clients. Furthermore, PRI is intended to be applied only in ways that are consistent with those mainstream fiduciary duties.

SRI, which refers to a spectrum of investment strategies that seek to integrate ethical, moral, sustainability and other non-financial factors into the investment process, generally involves exclusion and/or divestment, as well as investment guidelines that restrict investments. AB may accept such guideline restrictions upon client request.

2.	Approach to ESG

Our long-standing policy has been to include ESG factors in our extensive fundamental research and consider them carefully when we believe they are material to our forecasts and investment decisions. If we determine that these aspects of an issuer’s past, current or anticipated behavior are material to its future expected returns, we address these concerns in our forecasts, research reviews, investment decisions and engagement. In addition, we have well-developed proxy voting policies that incorporate ESG issues and engagement.

3.	Commitment to the PRI

In recent years, we have gained greater clarity on how the PRI initiative, based on information from PRI Advisory Council members and from other signatories, provides a framework for incorporating ESG factors into investment research and decision-making. Furthermore, our industry has become, over time, more aware of the importance of ESG factors. We acknowledge these developments and seek to refine what has been our process in this area.

After careful consideration, we determined that becoming a PRI signatory would enhance our current ESG practices and align with our fiduciary duties to our clients as a mainstream investment manager. Accordingly, we became a signatory, effective November 1, 2011.

In signing the PRI, AB as an investment manager publicly commits to adopt and implement all six Principles, where consistent with our fiduciary responsibilities, and to make progress over time on implementation of the Principles.

The six Principles are:

1.        We will incorporate ESG issues into investment research and decision-making processes.

AB Examples: ESG issues are included in the research analysis process. In some cases, external service providers of ESG-related tools are utilized; we have conducted proxy voting training and will have continued and expanded training for investment professionals to incorporate ESG issues into investment analysis and decision-making processes across our firm.

PROXY POLICY	30

EXHIBIT

2.        We will be active owners and incorporate ESG issues into our ownership policies and practices.

AB Examples: We are active owners through our proxy voting process (for additional information, please refer to our Statement of Policies and Procedures for Proxy Voting Manual); we engage issuers on ESG matters in our investment research process (we define “engagement” as discussions with management about ESG issues when they are, or we believe they are reasonably likely to become, material).

3.        We will seek appropriate disclosure on ESG issues by the entities in which we invest.

AB Examples: Generally, we support transparency regarding ESG issues when we conclude the disclosure is reasonable. Similarly, in proxy voting, we will support shareholder initiatives and resolutions promoting ESG disclosure when we conclude the disclosure is reasonable.

4.        We will promote acceptance and implementation of the Principles within the investment industry.

AB Examples: By signing the PRI, we have taken an important first step in promoting acceptance and implementation of the six Principles within our industry.

5.        We will work together to enhance our effectiveness in implementing the Principles.

AB Examples: We will engage with clients and participate in forums with other PRI signatories to better understand how the PRI are applied in our respective businesses. As a PRI signatory, we have access to information, tools and other signatories to help ensure that we are effective in our endeavors to implement the PRI.

6.        We will report on our activities and progress towards implementing the Principles.

AB Examples: We will respond to the 2012 PRI questionnaire and disclose PRI scores from the questionnaire in response to inquiries from clients and in requests for proposals; we will provide examples as requested concerning active ownership activities (voting, engagement or policy dialogue).

4.        RI Committee

Our firm’s RI Committee provides AB stakeholders, including employees, clients, prospects, consultants and service providers alike, with a resource within our firm on which they can rely for information regarding our approach to ESG issues and how those issues are incorporated in different ways by the PRI and SRI. Additionally, the RI Committee is responsible for assisting AB personnel to further implement our firm’s RI policies and practices, and, over time, to make progress on implementing all six Principles.

The RI Committee has a diverse membership, including senior representatives from investments, distribution/sales and legal. The Committee is chaired by Linda Giuliano, Senior Vice President and Chief Administrative Officer-Equities.

If you have questions or desire additional information about this Policy, we encourage you to contact the RI Committee at RIinquiries@alliancebernstein.com.

PROXY POLICY	31

Allianz Global Investors U.S. LLC

ITEM 17. VOTING CLIENT SECURITIES

AllianzGI US typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. To ensure that the proxies are voted in the best interests of its clients, AllianzGI US has adopted proxy voting procedures and guidelines for voting proxies on specific types of issues. When voting proxies, AllianzGI US seeks to make voting decisions solely in the best interests of its clients and to enhance the economic value of the underlying portfolio securities held in its clients’ accounts. AllianzGI US will not be responsible for voting of proxies that AllianzGI US has not been notified of on a timely basis by the client’s custodian.

AllianzGI US has adopted written Proxy Policy Guidelines and Procedures (the “Proxy Guidelines”) that are reasonably designed to ensure that the firm is voting in the best interest of its clients. The Proxy Guidelines reflect AllianzGI US’s general voting positions on specific corporate governance issues and corporate actions. AllianzGI US has retained two independent third party service providers (the “Proxy Providers”), to support two different groups of portfolio management teams, to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The services provided offer a variety of proxy-related services to assist in AllianzGI US’s handling of proxy voting responsibilities. Although both Proxy Providers have been instructed to follow the Proxy Guidelines, it is possible that in certain circumstances the Proxy Providers may interpret the Proxy Guidelines in different ways, and as a result AllianzGI US may cast votes on behalf of one client account that are different than votes cast for the same shares held by another client account.

In certain circumstances, a client may request in writing that AllianzGI US vote proxies for its account in accordance with a set of guidelines which differs from the Proxy Guidelines. For example, a client may wish to have proxies voted for its account in accordance with the Taft-Hartley proxy voting guidelines. In that case, AllianzGI US will vote the shares held by such client accounts in accordance with their direction, which may be different from the vote cast for shares held on behalf of other client accounts that vote in accordance with the Proxy Guidelines.

AllianzGI US will generally refrain from voting proxies on non-U.S. securities that are subject to share blocking restrictions. Certain countries require the freezing of shares for trading purposes at the custodian/sub-custodian bank level in order to vote proxies to ensure that shareholders voting at meetings continue to hold the shares through the actual shareholder meeting. However, because AllianzGI US cannot anticipate every proxy proposal that may arise (including a proxy proposal that an analyst and/or portfolio manager believes has the potential to significantly affect the economic value of the underlying security, such as proxies relating to mergers and acquisitions), AllianzGI US may, from time to time, instruct the Proxy Providers to cast a vote for a proxy proposal in a share blocked country.

The Proxy Guidelines also provide for oversight of the proxy voting process by a Proxy Committee. The Proxy Guidelines summarize AllianzGI US’s position on various issues, including issues of corporate governance and corporate actions, and give general indication as to how we will vote shares on such issues. Occasionally, there may be instances when AllianzGI US may not vote proxies in strict adherence to the Proxy Guidelines. To the extent that the Proxy Guidelines do not cover potential voting issues or a case arises of a potential material conflict between AllianzGI US’s interest and those of a client with respect to proxy voting, the Proxy Committee will convene to discuss the issues. In evaluating issues, the Proxy Committee may consider information from many sources, including the portfolio management team, the analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups and independent proxy research services. In situations in which the Proxy Guidelines do not give clear guidance on an issue, an analyst or portfolio manager and/or the Proxy Committee will review the issue. In the event that either the analyst or portfolio manager wishes to override the Proxy Guidelines, the proposal will be presented to the Proxy Committee for a final decision. Any deviations from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Advisers Act.

In accordance with the Proxy Guidelines, AllianzGI US may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Upon receipt of a client’s written request, AllianzGI US may also vote proxies for that client’s account in a particular manner that may differ from the Proxy Guidelines. In addition, AllianzGI US may refrain from voting a proxy on behalf of its clients’ accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to non-U.S. issuers (such as those described below), non- discretionary holdings not covered by AllianzGI US, timing issues related to the opening/closing of accounts, securities lending issues (see below), contractual arrangements with clients and/or their authorized delegate, the timing of receipt of information, or where circumstances beyond its control prevent it from voting. For example, AllianzGI US may refrain from voting a proxy of a non-U.S. issuer due to logistical considerations that may impair AllianzGI US’s ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a language other than English, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on non-U.S. person’s ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

AllianzGI US may instead vote in accordance with the proxy guidelines of its affiliate advisers when voting in connection with Wrap Programs. The affiliated adviser’s guidelines may differ and in fact be in conflict with AllianzGI US’s voting guidelines.

If a client has decided to participate in a securities lending program, AllianzGI US will defer to the client’s determination and not attempt to recall securities on loan solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in the marketplace. If the participating client requests, AllianzGI US will use reasonable efforts to notify the client of proxy measures that AllianzGI US deems material.

The ability to timely identify material events and recommend recall of shares for proxy voting purposes is not within the control of AllianzGI US and requires the cooperation of the client and its other service providers. Efforts to recall loaned securities are not always effective and there can be no guarantee that any such securities can be retrieved in a timely manner for purposes of voting the securities.

Clients may obtain a copy of the Proxy Guidelines upon request. To obtain a copy of the Proxy Guidelines or to obtain information on how an account’s securities were voted, clients should contact their account representative.

AQR Capital Management, LLC

AQR Capital Management, LLC (“AQR”)

Proxy Policy

1.	General

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ accounts. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interests above those of its clients.

These written policies and procedures are designed to reasonably ensure that AQR votes proxies in the best interest of clients over whom AQR has voting authority; and describes how AQR addresses material conflicts between its interests and those of its clients with respect to proxy voting.

2.	Proxy Guidelines

Generally, AQR will vote based upon the recommendations of ISS Governance Services (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Appendix 1 of this policy contains a summary of the Proxy Voting Guidelines employed by ISS and adopted by AQR for voting proxies. Although ISS’ analyses are reviewed and considered in making a final voting decision, AQR will make the ultimate decision. As a matter of policy, the employees, officers, or principals of AQR will not be influenced by outside sources whose interests conflict with the interests of its Clients.

In addition, unless prior approval is obtained from AQR’s CCO the following must be adhered to:

(a)	AQR shall not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AQR’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.
(b)	AQR will not announce its voting intentions and the reasons therefore.
(c)	AQR shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

AQR has the responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. Therefore, AQR will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which AQR cannot vote proxies. For example:

•	If the cost of voting a proxy outweighs the benefit of voting, AQR may refrain from processing that vote.
•	AQR may not be given enough time to process the vote. For example ISS through no fault of its own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda.

Date Modified: 1/16/2015	CONFIDENTIAL

•	If AQR has outstanding sell orders or intends to sell, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although AQR may hold shares on a company’s record date, should it sell them prior to the company’s meeting date, AQR ultimately may decide not to vote those shares.
•	AQR will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions.

AQR may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. AQR may also enter an “abstain” vote on the election of certain directors from time to time based on individual situations, particularly where AQR is not in favor of electing a director and there is no provision for voting against such director.

If an AQR portfolio manager determines that the interests of clients are best served by voting differently from the ISS recommended vote, approval must be obtained from the CCO or designee. AQR will adhere to the Conflict of Interest (below) section of this policy in all instances where the recommended vote is not taken.

AQR will periodically review the outside party’s voting standards and guidelines to make certain that proxy issues are voted in accordance with the adopted proxy voting guidelines and the avoidance of conflicts of interest.

3.	Proxy Procedures

AQR has engaged ISS to assist in the administrative aspects for the voting of proxies. ISS is responsible for coordinating with Clients’ custodians to ensure that all proxy materials received by the custodians relating to the Clients’ portfolio securities are processed in a timely fashion. To the extent applicable, ISS votes all proxies in accordance with its own proxy voting guidelines (please see Proxy Guidelines above), which have been reviewed and adopted by AQR. The CCO shall supervise the proxy voting process.

Upon request, AQR will furnish a copy of the policies and procedures to the requesting client and information on how the client’s proxies were voted.

4.	Conflicts of Interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if AQR has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the CCO and otherwise remove him or herself from the proxy voting process. The CCO will review each item referred to by AQR’s investment professionals to determine if a conflict of interest exists and will draft a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside AQR (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

Date Modified: 1/16/2015	2	CONFIDENTIAL

Appendix 1

Proxy Voting Guidelines

Date Modified: 1/16/2015	3	CONFIDENTIAL

United States

Summary Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 U.S. Summary Proxy Voting Guidelines

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1.	ROUTINE/MISCELLANEOUS

Adjourn Meeting

General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes “other business.”

Amend Quorum Requirements

General Recommendation: Vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws

General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name

General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

Change Date, Time, or Location of Annual Meeting

General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.

Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.

Other Business

General Recommendation: Vote against proposals to approve other business when it appears as voting item.

Audit-Related

Auditor Indemnification and Limitation of Liability

General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability. Factors to be assessed include, but are not limited to:

›	The terms of the auditor agreement—the degree to which these agreements impact shareholders’ rights;
›	The motivation and rationale for establishing the agreements;
›	The quality of the company’s disclosure; and

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›	The company’s historical practices in the audit area.

Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Auditor Ratification

General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:

›	An auditor has a financial interest in or association with the company, and is therefore not independent;
›	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
›	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
›	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

›	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Shareholder Proposals Limiting Non-Audit Services

General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Shareholder Proposals on Audit Firm Rotation

General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
›	The tenure of the audit firm;
›	The length of rotation specified in the proposal;
›	Any significant audit-related issues at the company;
›	The number of Audit Committee meetings held each year;
›	The number of financial experts serving on the committee; and
›	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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2.	BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

1.	Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
2.	Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
3.	Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members.
4.	Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management’s performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy. The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.

General Recommendation: Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote against1 or withhold from the entire board of directors (except new nominees2, who should be considered case-by-case) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:
›	A classified board structure;
›	A supermajority vote requirement;
›	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
›	The inability of shareholders to call special meetings;
›	The inability of shareholders to act by written consent;
›	A dual-class capital structure; and/or
›	A non–shareholder-approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote against or withhold from nominees every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
›

The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on the ballot for shareholder ratification given the circumstances;

›	The issuer’s rationale;
›	The issuer’s governance structure and practices; and
›	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

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1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay received the support of less than 70 percent of votes cast, taking into account:
›	The company’s response, including:
›	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
›	Specific actions taken to address the issues that contributed to the low level of support;
›	Other recent compensation actions taken by the company;
›	Whether the issues raised are recurring or isolated;
›	The company’s ownership structure; and
›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:
›	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

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›	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
›	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;
›	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
›	The company’s ownership structure;
›	The company’s existing governance provisions;
›	Whether the amendment was made prior to or in connection with the company’s initial public offering;
›	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development;
›	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.18.	Material failures of governance, stewardship, risk oversight[3], or fiduciary responsibilities at the company;
1.19.	Failure to replace management as appropriate; or
1.20.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

›	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
›	Rationale provided in the proxy statement for the level of implementation;
›	The subject matter of the proposal;
›	The level of support for and opposition to the resolution in past meetings;
›	Actions taken by the board in response to the majority vote and its engagement with shareholders;
›	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
›	Other factors as appropriate.

3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

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2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;
2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or
2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
›	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
›	The company’s ownership structure and vote results;
›	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
›	The previous year’s support level on the company’s say-on-pay proposal.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case4) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
›	Medical issues/illness;
›	Family emergencies; and
›	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

3.3.	Sit on more than six public company boards; or
3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards[5].

4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

5 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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4.	Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors.

2015 ISS U.S. Categorization of Directors

1.	Inside Director (I)
1.1.	Current employee or current officer[1] of the company or one of its affiliates[2].
1.2.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a group).
1.3.	Director named in the Summary Compensation Table (excluding former interim officers).

2.	Affiliated Outside Director (AO)

Board Attestation

2.1.	Board attestation that an outside director is not independent.

Former CEO/Interim Officer

2.2.	Former CEO of the company.[3],[4]
2.3.	Former CEO of an acquired company within the past five years[4].
2.4.	Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.[5]

Non-CEO Executives

2.5.	Former officer[1] of the company, an affiliate[2] or an acquired firm within the past five years.
2.6.	Officer[1] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.
2.7.	Officer[1], former officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.8.	Immediate family member[6] of a current or former officer[1] of the company or its affiliates[2] within the last five years.
2.9.

Immediate family member[6] of a current employee of company or its affiliates[2] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.10.

Currently provides (or an immediate family member[6] provides) professional services[7] to the company, to an affiliate[2] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

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2.11.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional services[7] to the company, to an affiliate[2] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family member[6] has) any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).
2.13.

Is (or an immediate family member[6] is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationship[8] with the company or its affiliates[2] (excluding investments in the company through a private placement).

2.14.

Is (or an immediate family member[6] is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments[8] from the company or its affiliates[2].

Other Relationships

2.15.	Party to a voting agreement[9] to vote in line with management on proposals being brought to shareholder vote.
2.16.	Has (or an immediate family member[6] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[10].
2.17.	Founder[11] of the company but not currently an employee.
2.18.	Any material[12] relationship with the company.

3.	Independent Outside Director (IO)
3.1.	No material[12] connection to the company other than a board seat.

Footnotes:

[1] The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider under 2.18: “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

[2] “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

[3] Includes any former CEO of the company prior to the company’s initial public offering (IPO).

[4] When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[5] ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.

[6] “Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[7] Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

[8] A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

[9] Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[10] Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).

[11] The operating involvement of the founder with the company will be considered. Little to no operating involvement ever may cause ISS to deem the founder as an independent outsider.

[12] For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Other Board-Related Proposals

Age/Term Limits

General Recommendation: Vote against management and shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

Vote against management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

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Board Size

General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.

Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify (stagger) the board.

Vote for proposals to repeal classified boards and to elect all directors annually.

CEO Succession Planning

General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
›	The reasonableness/scope of the request; and
›	The company’s existing disclosure on its current CEO succession planning process.

Cumulative Voting

General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:
›	The company has proxy access, thereby allowing shareholders to nominate directors to the company’s ballot; and
›

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).

Director and Officer Indemnification and Liability Protection

General Recommendation: Vote case-by-case on proposals on director and officer indemnification and liability protection.

Vote against proposals that would:

›	Eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
›	Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness.
›

Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company’s board (i.e., “permissive indemnification”), but that previously the company was not required to indemnify.

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Vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

›	If the director was found to have acted in good faith and in a manner that s/he reasonably believed was in the best interests of the company; and
›	If only the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications

General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.

Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:

›	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
›	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
›	The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
›	The scope and structure of the proposal.

Establish Other Board Committee Proposals

General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

›	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
›	Level of disclosure regarding the issue for which board oversight is sought;
›	Company performance related to the issue for which board oversight is sought;
›	Board committee structure compared to that of other companies in its industry sector; and
›	The scope and structure of the proposal.

Filling Vacancies/Removal of Directors

General Recommendation: Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholders’ ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

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Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals requiring that the chairman’s position be filled by an independent director, taking into consideration the following:

›	The scope of the proposal;
›	The company’s current board leadership structure;
›	The company’s governance structure and practices;
›	Company performance; and
›	Any other relevant factors that may be applicable.

Regarding the scope of the proposal, consider whether the proposal is precatory or binding and whether the proposal is seeking an immediate change in the chairman role or the policy can be implemented at the next CEO transition.

Under the review of the company’s board leadership structure, ISS may support the proposal under the following scenarios absent a compelling rationale: the presence of an executive or non-independent chair in addition to the CEO; a recent recombination of the role of CEO and chair; and/or departure from a structure with an independent chair. ISS will also consider any recent transitions in board leadership and the effect such transitions may have on independent board leadership as well as the designation of a lead director role.

When considering the governance structure, ISS will consider the overall independence of the board, the independence of key committees, the establishment of governance guidelines, board tenure and its relationship to CEO tenure, and any other factors that may be relevant. Any concerns about a company’s governance structure will weigh in favor of support for the proposal.

The review of the company’s governance practices may include, but is not limited to poor compensation practices, material failures of governance and risk oversight, related-party transactions or other issues putting director independence at risk, corporate or management scandals, and actions by management or the board with potential or realized negative impact on shareholders. Any such practices may suggest a need for more independent oversight at the company thus warranting support of the proposal.

ISS’ performance assessment will generally consider one-, three, and five-year TSR compared to the company’s peers and the market as a whole. While poor performance will weigh in favor of the adoption of an independent chair policy, strong performance over the long-term will be considered a mitigating factor when determining whether the proposed leadership change warrants support.

Majority of Independent Directors/Establishment of Independent Committees

General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of independent outsider. (See Categorization of Directors.)

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.

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Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.

Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

General Recommendation: Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

›	Company-specific factors; and
›	Proposal-specific factors, including:
›	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
›	The maximum proportion of directors that shareholders may nominate each year; and
›	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Require More Nominees than Open Seats

General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

Shareholder Engagement Policy (Shareholder Advisory Committee)

General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
›	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
›	Effectively disclosed information with respect to this structure to its shareholders;
›	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

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›

The company has an independent chairman or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

Proxy Contests—Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:

›	Long-term financial performance of the target company relative to its industry;
›	Management’s track record;
›	Background to the proxy contest;
›	Nominee qualifications and any compensatory arrangements;
›	Strategic plan of dissident slate and quality of critique against management;
›	Likelihood that the proposed goals and objectives can be achieved (both slates);
›	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

Vote-No Campaigns

General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly available information.

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3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements for Shareholder Proposals/Nominations

General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

Amend Bylaws without Shareholder Consent

General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.

Vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote against proposals to amend the charter to include control share acquisition provisions.

Vote for proposals to restore voting rights to the control shares.

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

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General Recommendation: Vote for proposals to opt out of control share cash-out statutes.

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

General Recommendation: Vote for proposals to opt out of state disgorgement provisions.

Fair Price Provisions

General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze-Out Provisions

General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

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General Recommendation: Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

›	The company’s stated rationale for adopting such a provision;
›	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;
›	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and
›

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.

Generally vote against bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under ISS’ policy on Unilateral Bylaw/Charter Amendments.

Net Operating Loss (NOL) Protective Amendments

General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:

›

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);

›	The value of the NOLs;
›	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
›

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

›	Any other factors that may be applicable.

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Poison Pills (Shareholder Rights Plans)

Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy

General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
›	Shareholders have approved the adoption of the plan; or
›

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

Management Proposals to Ratify a Poison Pill

General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
›	No lower than a 20% trigger, flip-in or flip-over;
›	A term of no more than three years;
›	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
›

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

›	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
›	The value of the NOLs;

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›	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
›

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

›	Any other factors that may be applicable.

Proxy Voting Disclosure, Confidentiality, and Tabulation

General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.
›

While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:

›	The scope and structure of the proposal;
›

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

›	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
›	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
›	Any recent controversies or concerns related to the company’s proxy voting mechanics;
›	Any unintended consequences resulting from implementation of the proposal; and
›	Any other factors that may be relevant.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.

When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

›	The election of fewer than 50% of the directors to be elected is contested in the election;
›	One or more of the dissident’s candidates is elected;
›	Shareholders are not permitted to cumulate their votes for directors; and
›	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

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Reincorporation Proposals

General Recommendation: Management or shareholder proposals to change a company’s state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
›	Reasons for reincorporation;
›	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
›	Comparison of corporation laws of original state and destination state.

Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.

Shareholder Ability to Act by Written Consent

General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

›	Shareholders’ current right to act by written consent;
›	The consent threshold;
›	The inclusion of exclusionary or prohibitive language;
›	Investor ownership structure; and
›	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

›	An unfettered[6] right for shareholders to call special meetings at a 10 percent threshold;
›	A majority vote standard in uncontested director elections;
›	No non-shareholder-approved pill; and
›	An annually elected board.

Shareholder Ability to Call Special Meetings

General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

›	Shareholders’ current right to call special meetings;

6 “Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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›	Minimum ownership threshold necessary to call special meetings (10% preferred);
›	The inclusion of exclusionary or prohibitive language;
›	Investor ownership structure; and
›	Shareholder support of, and management’s response to, previous shareholder proposals.

Stakeholder Provisions

General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Antitakeover Statutes

General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote.

Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:

›	Ownership structure;
›	Quorum requirements; and
›	Vote requirements.

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4.	CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.

Vote for management proposals to eliminate par value.

Common Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:
›	The company’s use of authorized shares during the last three years

›	The Current Request:
›	Disclosure in the proxy statement of the specific purposes of the proposed increase;
›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
›

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Dual Class Structure

General Recommendation: Generally vote against proposals to create a new class of common stock unless:

›	The company discloses a compelling rationale for the dual-class capital structure, such as:
›	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
›	The new class of shares will be transitory;

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›	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
›	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder- approved shareholder rights plan (poison pill).

Preemptive Rights

General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:

›	The size of the company;
›	The shareholder base; and
›	The liquidity of the stock.

Preferred Stock Authorization

General Recommendation: Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

›	Past Board Performance:
›	The company’s use of authorized preferred shares during the last three years;

›	The Current Request:
›	Disclosure in the proxy statement of the specific purposes for the proposed increase;
›	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
›

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

›	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

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Recapitalization Plans

General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:

›	More simplified capital structure;
›	Enhanced liquidity;
›	Fairness of conversion terms;
›	Impact on voting power and dividends;
›	Reasons for the reclassification;
›	Conflicts of interest; and
›	Other alternatives considered.

Reverse Stock Splits

General Recommendation: Vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote against proposals when there is not a proportionate reduction of authorized shares, unless:

›	A stock exchange has provided notice to the company of a potential delisting; or
›	The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Share Repurchase Programs

General Recommendation: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

General Recommendation: Vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares equal to or less than the allowable increase calculated in accordance with ISS’ Common Stock Authorization policy.

Tracking Stock

General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

›	Adverse governance changes;
›	Excessive increases in authorized capital stock;
›	Unfair method of distribution;
›	Diminution of voting rights;
›	Adverse conversion features;
›	Negative impact on stock option plans; and
›	Alternatives such as spin-off.

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Restructuring

Appraisal Rights

General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.

Asset Purchases

General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:

›	Purchase price;
›	Fairness opinion;
›	Financial and strategic benefits;
›	How the deal was negotiated;
›	Conflicts of interest;
›	Other alternatives for the business;
›	Non-completion risk.

Asset Sales

General Recommendation: Vote case-by-case on asset sales, considering the following factors:

›	Impact on the balance sheet/working capital;
›	Potential elimination of diseconomies;
›	Anticipated financial and operating benefits;
›	Anticipated use of funds;
›	Value received for the asset;
›	Fairness opinion;
›	How the deal was negotiated;
›	Conflicts of interest.

Bundled Proposals

General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities

General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

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Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:

›	Dilution to existing shareholders’ positions;
›	Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion; termination penalties; exit strategy;
›	Financial issues - company’s financial situation; degree of need for capital; use of proceeds; effect of the financing on the company’s cost of capital;
›	Management’s efforts to pursue other alternatives;
›	Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
›	Conflict of interest - arm’s length transaction, managerial incentives.

Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:

›	The reasons for the change;
›	Any financial or tax benefits;
›	Regulatory benefits;
›	Increases in capital structure; and
›	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:

›	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”); or
›	Adverse changes in shareholder rights.

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

General Recommendation: Vote case-by-case on going private transactions, taking into account the following:

›	Offer price/premium;

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›	Fairness opinion;
›	How the deal was negotiated;
›	Conflicts of interest;
›	Other alternatives/offers considered; and
›	Non-completion risk.

Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:

›	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
›	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
›	Are all shareholders able to participate in the transaction?
›	Will there be a liquid market for remaining shareholders following the transaction?
›	Does the company have strong corporate governance?
›	Will insiders reap the gains of control following the proposed transaction?
›	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

Joint Ventures

General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:

›	Percentage of assets/business contributed;
›	Percentage ownership;
›	Financial and strategic benefits;
›	Governance structure;
›	Conflicts of interest;
›	Other alternatives; and
›	Non-completion risk.

Liquidations

General Recommendation: Vote case-by-case on liquidations, taking into account the following:

›	Management’s efforts to pursue other alternatives;
›	Appraisal value of assets; and
›	The compensation plan for executives managing the liquidation.

Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

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Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Private Placements/Warrants/Convertible Debentures

General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:

›

Dilution to existing shareholders’ position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price appreciation is often the necessary event to trigger the exercise of “out of the money” warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company’s stock price that must occur to trigger the dilutive event.

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›	Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
›

The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.

›

When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry and anticipation of future performance.

›	Financial issues:
›	The company’s financial condition;
›	Degree of need for capital;
›	Use of proceeds;
›	Effect of the financing on the company’s cost of capital;
›	Current and proposed cash burn rate;
›	Going concern viability and the state of the capital and credit markets.

›

Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

›	Control issues:
›	Change in management;
›	Change in control;
›	Guaranteed board and committee seats;
›	Standstill provisions;
›	Voting agreements;
›	Veto power over certain corporate actions; and
›	Minority versus majority ownership and corresponding minority discount or majority control premium

›	Conflicts of interest:
›	Conflicts of interest should be viewed from the perspective of the company and the investor.
›	Were the terms of the transaction negotiated at arm’s length? Are managerial incentives aligned with shareholder interests?

›	Market reaction:
›	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Reorganization/Restructuring Plan (Bankruptcy)

General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

›	Estimated value and financial prospects of the reorganized company;
›	Percentage ownership of current shareholders in the reorganized company;
›	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
›	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
›	Existence of a superior alternative to the plan of reorganization; and
›	Governance of the reorganized company.

Special Purpose Acquisition Corporations (SPACs)

General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:

›

Valuation—Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

›

Market reaction—How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

›

Deal timing—A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

›	Negotiations and process—What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
›

Conflicts of interest—How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

›	Voting agreements—Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
›	Governance—What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

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Spin-offs

General Recommendation: Vote case-by-case on spin-offs, considering:

›	Tax and regulatory advantages;
›	Planned use of the sale proceeds;
›	Valuation of spinoff;
›	Fairness opinion;
›	Benefits to the parent company;
›	Conflicts of interest;
›	Managerial incentives;
›	Corporate governance changes;
›	Changes in the capital structure.

Value Maximization Shareholder Proposals

General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:

›	Hiring a financial advisor to explore strategic alternatives;
›	Selling the company; or
›	Liquidating the company and distributing the proceeds to shareholders.

These proposals should be evaluated based on the following factors:

›	Prolonged poor performance with no turnaround in sight;
›	Signs of entrenched board and management (such as the adoption of takeover defenses);
›	Strategic plan in place for improving value;
›	Likelihood of receiving reasonable value in a sale or dissolution; and
›	The company actively exploring its strategic options, including retaining a financial advisor.

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5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)

General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

›	There is a significant misalignment between CEO pay and company performance (pay for performance);
›	The company maintains significant problematic pay practices;
›	The board exhibits a significant level of poor communication and responsiveness to shareholders.

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Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

›

There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

›	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
›	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
›	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E Indices7, this analysis considers the following:

1.	Peer Group[8] Alignment:

›	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.
›	The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment[9] – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

›	The ratio of performance- to time-based equity awards;
›	The overall ratio of performance-based compensation;
›	The completeness of disclosure and rigor of performance goals;
›	The company’s peer group benchmarking practices;
›	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

7 The Russell 3000E Index includes approximately 4,000 of the largest U.S. equity securities.

8 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group, and company’s selected peers’ GICS industry group, with size constraints, via a process designed to select peers that are comparable to the subject company in terms of revenue/assets and industry, and also within a market cap bucket that is reflective of the company’s. For Oil, Gas & Consumable Fuels companies, market cap is the only size determinant.

9 Only Russell 3000 Index companies are subject to the Absolute Alignment analysis.

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›	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
›	Realizable pay[10] compared to grant pay; and
›	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

›	Problematic practices related to non-performance-based compensation elements;
›	Incentives that may motivate excessive risk-taking; and
›	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

›	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
›	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
›	New or extended agreements that provide for:
›	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
›	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);
›	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

›	Multi-year guaranteed bonuses;
›	A single or common performance metric used for short- and long-term plans;
›	Lucrative severance packages;
›	High pay opportunities relative to industry peers;
›	Disproportionate supplemental pensions; or
›	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

10 ISS research reports include realizable pay for S&P1500 companies.

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Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

›	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
›	Duration of options backdating;
›	Size of restatement due to options backdating;
›	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
›	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

›	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
›	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
›	The company’s response, including:
›	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
›	Specific actions taken to address the issues that contributed to the low level of support;
›	Other recent compensation actions taken by the company;
›	Whether the issues raised are recurring or isolated;
›	The company’s ownership structure; and
›	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

▶

General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

▶

General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

›	Single- or modified-single-trigger cash severance;

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›	Single-trigger acceleration of unvested equity awards;
›	Excessive cash severance (>3x base salary and bonus);
›	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
›	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
›

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

›	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans

General Recommendation: Vote case-by-case on certain equity-based compensation plans[11] depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

›

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

›	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
›	SVT based only on new shares requested plus shares remaining for future grants.

›	Plan Features:
›	Automatic single-triggered award vesting upon a change in control (CIC);
›	Discretionary vesting authority;
›	Liberal share recycling on various award types;
›	Lack of minimum vesting period for grants made under the plan.

›	Grant Practices:
›	The company’s three year burn rate relative to its industry/market cap peers;
›	Vesting requirements in most recent CEO equity grants (3-year look-back);

11 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

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›	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
›	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
›	Whether the company maintains a claw-back policy;
›	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

›	Awards may vest in connection with a liberal change-of-control definition;
›

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies — or by not prohibiting it when the company has a history of repricing – for non-listed companies);

›	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or
›	Any other plan features are determined to have a significant negative impact on shareholder interests.

Plan Cost

▶

General Recommendation: Generally vote against equity plans if the cost is unreasonable. For non-employee director plans, vote for the plan if certain factors are met (see Director Compensation section).

Shareholder Value Transfer (SVT)

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

Except for proposals subject to Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s benchmark.12

12 For plans evaluated under the Equity Plan Scorecard policy, the company’s SVT benchmark is considered along with other factors.

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Grant Practices

Three-Year Burn Rate

Burn rate benchmarks (utilized in Equity Plan Scorecard evaluations) are calculated as the greater of: (1) the mean (µ) plus one standard deviation (s) of the company’s GICS group segmented by S&P 500, Russell 3000 index (less the S&P500) and non-Russell 3000 index; and (2) two percent of weighted common shares outstanding. In addition, year-over-year burn-rate benchmark changes will be limited to a maximum of two (2) percentage points plus or minus the prior year’s burn-rate benchmark.

2015 Burn Rate Benchmarks

S&P500
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
10	Energy	1.19%	0.56%	2.00%	*
15	Materials	1.25%	0.71%	2.00%	*
20	Industrials	1.44%	0.69%	2.13%
25	Consumer Discretionary	1.66%	0.84%	2.50%
30	Consumer Staples	1.42%	0.69%	2.11%
35	Health Care	1.99%	0.83%	2.82%
40	Financials	1.79%	1.46%	3.25%
45	Information Technology	3.24%	1.49%	4.73%
50	Telecommunication Services	0.95%	0.33%	2.00%	*
55	Utilities	0.82%	0.38%	2.00%	*

Russell 3000 (excluding the S&P500)
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	2.55%	2.48%	5.03%
1510	Materials	1.60%	1.31%	2.91%
2010	Capital Goods	1.93%	1.22%	3.15%
2020	Commercial & Professional Services	2.86%	1.70%	4.56%
2030	Transportation	1.84%	2.07%	3.91%
2510	Automobiles & Components	2.02%	1.35%	3.37%
2520	Consumer Durables & Apparel	2.32%	1.57%	3.89%
2530	Consumer Services	2.58%	1.63%	4.21%
2540	Media	2.65%	2.52%	5.17%
2550	Retailing	2.65%	1.81%	4.46%
3010, 3020, 3030	Consumer Staples	1.73%	1.42%	3.15%
3510	Health Care Equipment & Services	3.28%	1.85%	5.13%
3520	Pharmaceuticals & Biotechnology	3.78%	2.21%	5.99%
4010	Banks	1.67%	1.67%	3.34%

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Russell 3000 (excluding the S&P500)
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
4020	Diversified Financials	4.56%	4.43%	8.99%
4030	Insurance	2.04%	1.80%	3.84%
4040	Real Estate	1.40%	1.31%	2.71%
4510	Software & Services	4.97%	2.91%	7.88%
4520	Technology Hardware & Equipment	3.65%	2.20%	5.85%
4530	Semiconductor Equipment	4.75%	2.15%	6.90%
5010	Telecommunication Services	3.03%	1.51%	4.54%
5510	Utilities	0.84%	0.54%	2.00%	*

Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Industry Benchmark*
1010	Energy	2.51%	3.72%	6.23%
1510	Materials	3.09%	3.89%	6.98%
2010	Capital Goods	3.54%	3.96%	7.50%
2020	Commercial & Professional Services	3.88%	3.64%	7.52%
2030	Transportation	1.73%	2.14%	3.87%
2510	Automobiles & Components	2.19%	2.02%	4.21%
2520	Consumer Durables & Apparel	2.83%	3.05%	5.88%
2530	Consumer Services	2.71%	3.00%	5.71%
2540	Media	2.70%	2.49%	5.19%
2550	Retailing	3.79%	2.72%	6.51%
3010, 3020, 3030	Consumer Staples	2.36%	2.96%	5.32%
3510	Health Care Equipment & Services	4.56%	3.91%	8.47%
3520	Pharmaceuticals & Biotechnology	4.86%	3.86%	8.72%
4010	Banks	1.20%	1.80%	3.00%
4020	Diversified Financials	2.28%	4.11%	6.39%
4030	Insurance	1.06%	1.68%	2.74%
4040	Real Estate	0.93%	1.44%	2.37%
4510	Software & Services	4.62%	3.70%	8.32%
4520	Technology Hardware & Equipment	4.07%	3.91%	7.98%
4530	Semiconductor Equipment	4.44%	4.26%	8.70%
5010	Telecommunication Services	3.67%	3.66%	7.33%
5510	Utilities	1.81%	2.21%	4.02%

*The benchmark is generally the Mean + Standard Deviation, subject to minimum benchmark of 2%. In addition, year-over-year burn rate benchmark changes are limited to a maximum of two (2) percentage points plus or minus the prior year’s burn rate benchmark.

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2015 U.S. Summary Proxy Voting Guidelines

A premium (multiplier) is applied on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

Egregious Factors

Liberal Change in Control Definition

Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change-in-control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Repricing Provisions

Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. “Repricing” includes the ability to do any of the following:

›	Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or SARs;
›	Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs.

Also, vote against or withhold from members of the Compensation Committee who approved and/or implemented a repricing or an option/SAR exchange program, by buying out underwater options/SARs for stock, cash or other consideration or canceling underwater options/SARs and regranting options/SARs with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote against plans if the company has a history of repricing without shareholder approval, and the applicable listing standards would not preclude them from doing so.

Problematic Pay Practices or Significant Pay-for-Performance Disconnect

If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.

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2015 U.S. Summary Proxy Voting Guidelines

If a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, and there is an equity plan on the ballot with the CEO as one of the participants, ISS may recommend a vote against the equity plan. Considerations in voting against the equity plan may include, but are not limited to:

›	Magnitude of pay misalignment;
›	Contribution of non–performance-based equity grants to overall pay; and
›	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer level.

Specific Treatment of Certain Award Types in Equity Plan Evaluations

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

Other Compensation Plans

401(k) Employee Benefit Plans

General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.

Employee Stock Ownership Plans (ESOPs)

General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

Employee Stock Purchase Plans—Qualified Plans

General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:

›	Purchase price is at least 85 percent of fair market value;
›	Offering period is 27 months or less; and
›	The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

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2015 U.S. Summary Proxy Voting Guidelines

Vote against qualified employee stock purchase plans where any of the following apply:

›	Purchase price is less than 85 percent of fair market value; or
›	Offering period is greater than 27 months; or
›	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:

›	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
›	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
›	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
›	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote against nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

General Recommendation: Generally vote for proposals to approve or amend executive incentive plans if the proposal:

›	Is only to address administrative features;
›	Places a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m);
›	Adds performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate; or
›

Covers cash or cash and stock plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote against such proposals if:

›	The compensation committee does not fully consist of independent outsiders, per ISS’ Categorization of Directors; or
›	The plan or proposal contains excessive problematic provisions.

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2015 U.S. Summary Proxy Voting Guidelines

Vote case-by-case on such proposals if:

›

In addition to seeking 162(m) tax treatment, the amendment may cause the transfer of additional shareholder value to employees (e.g., by requesting additional shares, extending the option term, or expanding the pool of plan participants). Evaluate the Shareholder Value Transfer in comparison with the company’s allowable cap; or

›	A company is presenting the plan to shareholders for Section 162(m) favorable tax treatment for the first time after the company’s initial public offering (IPO). Perform a full standard as applicable.

Option Exchange Programs/Repricing Options

▶	General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:

›	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
›	Rationale for the re-pricing—was the stock price decline beyond management’s control?
›	Is this a value-for-value exchange?
›	Are surrendered stock options added back to the plan reserve?
›	Option vesting—does the new option vest immediately or is there a black-out period?
›	Term of the option—the term should remain the same as that of the replaced option;
›	Exercise price—should be set at fair market or a premium to market;
›	Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential against vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote for shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

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2015 U.S. Summary Proxy Voting Guidelines

Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.

Transfer Stock Option (TSO) Programs

General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote case-by-case on one-time transfers. Vote for if:

›	Executive officers and non-employee directors are excluded from participating;
›

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

›	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

›	Eligibility;
›	Vesting;
›	Bid-price;
›	Term of options;
›	Cost of the program and impact of the TSOs on company’s total option expense
›	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Director Compensation

Equity Plans for Non-Employee Directors

General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on the cost of the plans against the company’s benchmark.

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2015 U.S. Summary Proxy Voting Guidelines

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed benchmark. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

›	Director stock ownership guidelines with a minimum of three times the annual cash retainer.
›	Vesting schedule or mandatory holding/deferral period:
›	A minimum vesting of three years for stock options or restricted stock; or
›	Deferred stock payable at the end of a three-year deferral period.
›	Mix between cash and equity:
›	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
›	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
›	No retirement/benefits and perquisites provided to non-employee directors; and
›

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Non-Employee Director Retirement Plans

General Recommendation: Vote against retirement plans for non-employee directors.

Vote for shareholder proposals to eliminate retirement plans for non-employee directors.

Shareholder Proposals on Compensation

Adopt Anti-Hedging/Pledging/Speculative Investments Policy

General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.

Bonus Banking/Bonus Banking “Plus”

General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:

›	The company’s past practices regarding equity and cash compensation;
›	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
›	Whether the company has a rigorous claw-back policy in place.

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2015 U.S. Summary Proxy Voting Guidelines

Compensation Consultants—Disclosure of Board or Company’s Utilization

General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote against shareholder proposals seeking to eliminate stock options or any other equity grants to employees or directors.

Vote against shareholder proposals requiring director fees be paid in stock only.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Golden Coffins/Executive Death Benefits

General Recommendation: Generally vote for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Hold Equity Past Retirement or for a Significant Period of Time

General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain all or a significant portion of the shares acquired through compensation plans, either:

›	while employed and/or for two years following the termination of their employment ; or
›	for a substantial period following the lapse of all other vesting requirements for the award (“lock-up period”), with ratable release of a portion of the shares annually during the lock-up period.

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2015 U.S. Summary Proxy Voting Guidelines

The following factors will be taken into account:

›	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
›	Rigorous stock ownership guidelines;
›	A holding period requirement coupled with a significant long-term ownership requirement; or
›	A meaningful retention ratio;
›	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements;
›	Post-termination holding requirement policies or any policies aimed at mitigating risk taking by senior executives;
›	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Vote case-by-case on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

›	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
›	Rigorous stock ownership guidelines, or
›	A holding period requirement coupled with a significant long-term ownership requirement, or
›	A meaningful retention ratio,
›	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
›	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Non-Deductible Compensation

General Recommendation: Generally vote for proposals seeking disclosure of the extent to which the company paid non-deductible compensation to senior executives due to Internal Revenue Code Section 162(m), while considering the company’s existing disclosure practices.

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2015 U.S. Summary Proxy Voting Guidelines

Pay Disparity

General Recommendation: Generally vote against proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees.

Pay for Performance/Performance-Based Awards

General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

›

First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

›

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote for the shareholder proposal if the company does not meet both of the above two steps.

Pay for Superior Performance

General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. These proposals generally include the following principles:

›	Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
›	Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;
›

Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

›	Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies;
›

Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

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2015 U.S. Summary Proxy Voting Guidelines

Consider the following factors in evaluating this proposal:

›	What aspects of the company’s annual and long-term equity incentive programs are performance driven?
›

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

›	Can shareholders assess the correlation between pay and performance based on the current disclosure?
›	What type of industry and stage of business cycle does the company belong to?

Pre-Arranged Trading Plans (10b5-1 Plans)

General Recommendation: Generally vote for shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

›	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
›	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
›	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
›	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
›	An executive may not trade in company stock outside the 10b5-1 Plan.
›	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

Prohibit CEOs from Serving on Compensation Committees

General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.

Recoupment of Incentive or Stock Compensation in Specified Circumstances

General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company’s financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company. Many companies have adopted policies that permit recoupment in cases where an executive’s fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.

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2015 U.S. Summary Proxy Voting Guidelines

In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:

›	If the company has adopted a formal recoupment policy;
›	The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
›	Whether the company has chronic restatement history or material financial problems;
›	Whether the company’s policy substantially addresses the concerns raised by the proponent;
›	Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; or
›	Any other relevant factors.

Severance Agreements for Executives/Golden Parachutes

General Recommendation: Vote for shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote case-by-case on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

›	The triggering mechanism should be beyond the control of management;
›	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs);
›

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Share Buyback Holding Periods

General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Supplemental Executive Retirement Plans (SERPs)

General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

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2015 U.S. Summary Proxy Voting Guidelines

Tax Gross-Up Proposals

General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity

General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.

The following factors will be considered:

›

The company’s current treatment of equity in change-of-control situations (i.e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.);

›	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

Generally vote for proposals seeking a policy that prohibits acceleration of the vesting of equity awards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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2015 U.S. Summary Proxy Voting Guidelines

6.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Animal Welfare

Animal Welfare Policies

General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, unless:
›	The company has already published a set of animal welfare standards and monitors compliance;
›	The company’s standards are comparable to industry peers; and
›	There are no recent, significant fines or litigation related to the company’s treatment of animals.

Animal Testing

General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
›	The company is conducting animal testing programs that are unnecessary or not required by regulation;
›	The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
›	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Slaughter

General Recommendation: Generally vote against proposals requesting the implementation of Controlled Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

Consumer Issues

Genetically Modified Ingredients

General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.

Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:

›	The potential impact of such labeling on the company’s business;
›	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
›	Company’s current disclosure on the feasibility of GE product labeling.

Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote against proposals to eliminate GE ingredients from the company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.

Reports on Potentially Controversial Business/Financial Practices

General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:

›	Whether the company has adequately disclosed mechanisms in place to prevent abuses;
›	Whether the company has adequately disclosed the financial risks of the products/practices in question;
›	Whether the company has been subject to violations of related laws or serious controversies; and
›	Peer companies’ policies/practices in this area.

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Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation

General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.

Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:

›	The nature of the company’s business and the potential for reputational and market risk exposure;
›	Existing disclosure of relevant policies;
›	Deviation from established industry norms;
›	Relevant company initiatives to provide research and/or products to disadvantaged consumers;
›	Whether the proposal focuses on specific products or geographic regions; and
›	The potential burden and scope of the requested report.

Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Product Safety and Toxic/Hazardous Materials

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

›	The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
›

The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

›	The company has not been recently involved in relevant significant controversies, fines, or litigation.

Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

›	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms;
›	Current regulations in the markets in which the company operates; and
›	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

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Generally vote against resolutions requiring that a company reformulate its products.

Tobacco-Related Proposals

General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
›	Recent related fines, controversies, or significant litigation;
›	Whether the company complies with relevant laws and regulations on the marketing of tobacco;
›	Whether the company’s advertising restrictions deviate from those of industry peers;
›	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
›	Whether restrictions on marketing to youth extend to foreign countries.

Vote case-by-case on proposals regarding second-hand smoke, considering;

›	Whether the company complies with all laws and regulations;
›	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
›	The risk of any health-related liabilities.

Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

Climate Change

Climate Change/Greenhouse Gas (GHG) Emissions

General Recommendation: Generally vote for resolutions requesting that a company disclose information on the impact of climate change on its operations and investments, considering:

›

Whether the company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company’s level of disclosure is at least comparable to that of industry peers; and
›	There are no significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

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Generally vote for proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

›

The company already discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

›	The company’s level of disclosure is comparable to that of industry peers; and
›	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

›	Whether the company provides disclosure of year-over-year GHG emissions performance data;
›	Whether company disclosure lags behind industry peers;
›	The company’s actual GHG emissions performance;
›	The company’s current GHG emission policies, oversight mechanisms, and related initiatives; and
›	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.

Energy Efficiency

General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:

›

The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

›	The proponent requests adoption of specific energy efficiency goals within specific timelines.

Renewable Energy

General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

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Diversity

Board Diversity

General Recommendation: Generally vote for requests for reports on a company’s efforts to diversify the board, unless:
›	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
›	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:

›	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
›	The level of gender and racial minority representation that exists at the company’s industry peers;
›	The company’s established process for addressing gender and racial minority board representation;
›	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
›	The independence of the company’s nominating committee;
›	Whether the company uses an outside search firm to identify potential director nominees; and
›	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

Equality of Opportunity

General Recommendation: Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

›	The company publicly discloses equal opportunity policies and initiatives in a comprehensive manner;
›	The company already publicly discloses comprehensive workforce diversity data; and
›	The company has no recent significant EEO-related violations or litigation.

Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant burden on the company.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.

Generally vote against proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

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Environment and Sustainability

Facility and Workplace Safety

General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

›	The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
›	The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
›	Recent significant controversies, fines, or violations related to workplace health and safety; and
›	The company’s workplace health and safety performance relative to industry peers.

Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:

›	The company’s compliance with applicable regulations and guidelines;
›	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
›	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

General Environmental Proposals and Community Impact Assessments

General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential (community) social and/or environmental impact of company operations, considering:

›	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;
›

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

›	The nature, purpose, and scope of the company’s operations in the specific region(s);
›	The degree to which company policies and procedures are consistent with industry norms; and
›	The scope of the resolution.

Hydraulic Fracturing

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s (natural gas) hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:

›	The company’s current level of disclosure of relevant policies and oversight mechanisms;
›	The company’s current level of such disclosure relative to its industry peers;
›	Potential relevant local, state, or national regulatory developments; and
›	Controversies, fines, or litigation related to the company’s hydraulic fracturing operations.

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Operations in Protected Areas

General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:

›	Operations in the specified regions are not permitted by current laws or regulations;
›	The company does not currently have operations or plans to develop operations in these protected regions; or
›	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

Recycling

General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:

›	The nature of the company’s business;
›	The current level of disclosure of the company’s existing related programs;
›	The timetable and methods of program implementation prescribed by the proposal;
›	The company’s ability to address the issues raised in the proposal; and
›	How the company’s recycling programs compare to similar programs of its industry peers.

Sustainability Reporting

General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

›

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

›	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

Water Issues

General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
›	The company’s current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
›	Whether or not the company’s existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
›	The potential financial impact or risk to the company associated with water-related concerns or issues; and
›	Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

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General Corporate Issues

Charitable Contributions

General Recommendation: Vote against proposals restricting a company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

Data Security, Privacy, and Internet Issues

General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:

›	The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
›	Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
›	The scope of business involvement and of investment in countries whose governments censor or monitor the Internet and other telecommunications;
›	Applicable market-specific laws or regulations that may be imposed on the company; and
›	Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

General Recommendation: Vote case-by-case on proposals to link, or report on linking, executive compensation to sustainability (environmental and social) criteria, considering:

›	Whether the company has significant and/or persistent controversies or regulatory violations regarding social and/or environmental issues;
›	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;
›	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and
›	The company’s current level of disclosure regarding its environmental and social performance.

Human Rights, Labor Issues, and International Operations

Human Rights Proposals

General Recommendation: Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

›	The degree to which existing relevant policies and practices are disclosed;
›	Whether or not existing relevant policies are consistent with internationally recognized standards;
›	Whether company facilities and those of its suppliers are monitored and how;
›	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
›	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
›	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
›	The scope of the request; and
›	Deviation from industry sector peer company standards and practices.

Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:

›	The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
›	The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
›	Recent, significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
›	Whether the proposal is unduly burdensome or overly prescriptive.

Operations in High Risk Markets

General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

›	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
›	Current disclosure of applicable risk assessment(s) and risk management procedures;
›	Compliance with U.S. sanctions and laws;
›	Consideration of other international policies, standards, and laws; and
›	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

Outsourcing/Offshoring

General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

›	Controversies surrounding operations in the relevant market(s);

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›	The value of the requested report to shareholders;
›	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
›	The company’s existing human rights standards relative to industry peers.

Weapons and Military Sales

General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Political Activities

Lobbying

General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

›	The company’s current disclosure of relevant lobbying policies, and management and board oversight;
›	The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
›	Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.

Political Contributions

General Recommendation: Generally vote for proposals requesting greater disclosure of a company’s political contributions and trade association spending policies and activities, considering:

›	The company’s policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
›	The company’s disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions; and
›	Recent significant controversies, fines, or litigation related to the company’s political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

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Vote against proposals to publish in newspapers and other media a company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Political Ties

General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

›	There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
›	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

7.	MUTUAL FUND PROXIES

Election of Directors

General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund

General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:

›	Past performance as a closed-end fund;
›	Market in which the fund invests;
›	Measures taken by the board to address the discount; and
›	Past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

General Recommendation: Vote case-by-case on proxy contests, considering the following factors:

›	Past performance relative to its peers;
›	Market in which fund invests;
›	Measures taken by the board to address the issues;
›	Past shareholder activism, board activity, and votes on related proposals;
›	Strategy of the incumbents versus the dissidents;

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›	Independence of directors;
›	Experience and skills of director candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment.

Investment Advisory Agreements

General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
›	Proposed and current fee schedules;
›	Fund category/investment objective;
›	Performance benchmarks;
›	Share price performance as compared with peers;
›	Resulting fees relative to peers;
›	Assignments (where the advisor undergoes a change of control).

Approving New Classes or Series of Shares

General Recommendation: Vote for the establishment of new classes or series of shares.

Preferred Stock Proposals

General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
›	Stated specific financing purpose;
›	Possible dilution for common shares;
›	Whether the shares can be used for antitakeover purposes.

1940 Act Policies

General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
›	Potential competitiveness;
›	Regulatory developments;
›	Current and potential returns; and
›	Current and potential risk.

Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction

General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

›	The fund’s target investments;

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›	The reasons given by the fund for the change; and
›	The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental

General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-fundamental.

Name Change Proposals

General Recommendation: Vote case-by-case on name change proposals, considering the following factors:

›	Political/economic changes in the target market;
›	Consolidation in the target market; and
›	Current asset composition.

Change in Fund’s Subclassification

General Recommendation: Vote case-by-case on changes in a fund’s sub-classification, considering the following factors:
›	Potential competitiveness;
›	Current and potential returns;
›	Risk of concentration;
›	Consolidation in target industry.

Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset Value

General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV) if:
›

The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;

›

The sale is deemed to be in the best interests of shareholders by (1) a majority of the company’s independent directors and (2) a majority of the company’s directors who have no financial interest in the issuance; and

›	The company has demonstrated responsible past use of share issuances by either:
›	Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
›	Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

Disposition of Assets/Termination/Liquidation

General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

›	Strategies employed to salvage the company;

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›	The fund’s past performance;
›	The terms of the liquidation.

Changes to the Charter Document

General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
›	The degree of change implied by the proposal;
›	The efficiencies that could result;
›	The state of incorporation;
›	Regulatory standards and implications.

Vote against any of the following changes:

›	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
›	Removal of shareholder approval requirement for amendments to the new declaration of trust;
›

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

›	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;
›	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;
›	Removal of shareholder approval requirement to change the domicile of the fund.

Changing the Domicile of a Fund

General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:

›	Regulations of both states;
›	Required fundamental policies of both states;
›	The increased flexibility available.

Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval

General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

Distribution Agreements

General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:

›	Fees charged to comparably sized funds with similar objectives;
›	The proposed distributor’s reputation and past performance;

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›	The competitiveness of the fund in the industry;
›	The terms of the agreement.

Master-Feeder Structure

General Recommendation: Vote for the establishment of a master-feeder structure.

Mergers

General Recommendation: Vote case-by-case on merger proposals, considering the following factors:

›	Resulting fee structure;
›	Performance of both funds;
›	Continuity of management personnel;
›	Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred

General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

Terminate the Investment Advisor

General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:

›	Performance of the fund’s Net Asset Value (NAV);
›	The fund’s history of shareholder relations;
›	The performance of other funds under the advisor’s management.

8.	FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

General Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

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Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Canada

Proxy Voting Guidelines for TSX-Listed Companies

2015 Benchmark Policy Recommendations

Effective for Meetings on or After February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Canada Proxy Voting Guidelines for TSX-Listed Companies

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1.	ROUTINE/MISCELLANEOUS

Audit-Related

Financial Statements/Director and Auditor Reports

Companies are required under their respective Business Corporations Acts (BCAs) to submit their financial statements and the auditor’s report, which is included in the company’s annual report, to shareholders at every Annual General Meeting (AGM). This routine item is almost always non-voting.

Ratification of Auditors

General Recommendation: Vote for proposals to ratify auditors unless the following applies:

›	Non-audit related fees paid to the auditor exceed audit-related fees.

Rationale: National Instrument 52-110 - Audit Committees defines “audit services” to include the professional services rendered by the issuer’s external auditor for the audit and review of the issuer’s financial statements or services that are normally provided by the external auditor in connection with statutory and regulatory filings or engagements.

The instrument also sets out disclosure requirements related to fees charged by external auditors. Every issuer is required to disclose in its annual information form, with a cross-reference in the related proxy circular, fees billed by the external audit firm in each of the last two fiscal years. These fees must be broken down into four categories: Audit Fees, Audit-Related Fees, Tax Fees, and All Other Fees.

In circumstances where “Other” fees include fees related to significant one-time capital restructure events (for the purpose of this policy such events are limited to initial public offerings, emergence from bankruptcy, and spinoffs) and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining whether non-audit fees are excessive.

Other Business

General Recommendation: Vote against all proposals on proxy ballots seeking approval for unspecified “other business” that may be conducted at the shareholder meeting as shareholders cannot know what they are approving.

2.	BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Fundamental Principles

Four fundamental principles apply when determining votes on director nominees:

Board Accountability: Practices that promote accountability and enhance shareholder trust begin with transparency into a company’s governance practices (including risk management practices). These practices

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include the annual election of all directors by a majority of votes cast by all shareholders, affording shareholders the ability to remove directors, and providing detailed timely disclosure of voting results. Board accountability is facilitated through clearly defined board roles and responsibilities, regular peer performance review, and shareholder engagement.

Board Responsiveness: In addition to facilitating constructive shareholder engagement, boards of directors should be responsive to the wishes of shareholders as indicated by majority supported shareholder proposals or lack of majority support for management proposals (including election of directors). In the case of a company controlled through a dual-class share structure, the support of a majority of the minority shareholders should equate to majority support.

Board Independence: Independent oversight of management is a primary responsibility of the board. While true independence of thought and deed is difficult to assess, there are corporate governance practices with regard to board structure and management of conflicts of interest that are meant to promote independent oversight. Such practices include the selection of an independent chair to lead the board, structuring board pay practices to eliminate the potential for self-dealing, reducing risky decision-making, ensuring the alignment of director interests with those of shareholders rather than the interests of management, and structuring separate independent key committees with defined mandates. Complete disclosure of all conflicts of interest and how they are managed is a critical indicator of independent oversight.

Board Capability: The skills, experience, and competencies of board members should be a priority in director selection, but consideration should also be given to a board candidate’s ability to devote sufficient time and commitment to the increasing responsibilities of a public company director. Directors who are unable to attend board and committee meetings and/or who are overboarded (i.e., serving on too many boards) raise concern regarding the director’s ability to effectively serve in shareholders’ best interests.

TSX Listing Requirements

Under Part IV of the Toronto Stock Exchange (TSX) Company Manual, issuers are required to provide for the annual election of directors by individual ballot and to promptly and publicly disclose the votes received for the election of each director following the meeting.

In addition, effective June 30, 2014, issuers are required to adopt a majority voting / director resignation policy1 providing that:

›	If director receives less than a majority of votes for his or her election, the director will be required to submit his or her resignation to the board for consideration;
›	The board will accept the resignation absent exceptional circumstances; and
›

The company will promptly issue a public statement with the board’s decision regarding the director’s resignation. If the board does not accept the resignation the statement must fully state the reasons for that decision.

1 Controlled companies are exempt from this requirement.

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Slate Ballots (Bundled Director Elections)

General Recommendation: Generally vote withhold for all directors nominated by slate ballot at the annual/general or annual/special shareholders’ meetings. This policy will not apply to contested director elections.

Rationale: Slate ballots are contrary to best practices within the Canadian market. Affording shareholders the ability to individually elect directors allows shareholders to better articulate concerns by voting withhold for those specific directors deemed to be associated with significant concerns.

Individual director elections are required for companies listed on the Toronto Stock Exchange (TSX).

2015 ISS Canadian Definition of Independence

1. Inside Director (I)

1.1 Employees of the company or its affiliatesi;

1.2 Non-employee officer of the company if he/she is among the five most highly compensated;

1.3 Current interim CEO or any other current interim executives;

1.4 Beneficial owner of company shares with more than 50 percent of the outstanding voting rights (this may be aggregated if voting power is distributed among more than one member of a group)ii.

2. Affiliated Outside Director (AO)

Former/Interim CEOiii

2.1 Former CEO of the company or its affiliates within the past five yearsiv or of an acquired company within the past five years.

2.2 Former interim CEO within the past five yearsiv if the service was longer than 18 months or if the service was between 12 and 18 months and the compensation was high relative to that of the other directors or in line with a CEO’s compensationv at that time.

2.3 CEO of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five yearsiv.

Non-CEO Executivesiii

2.4 Former executive of the company, an affiliate, or a firm acquired within the past three years;

2.5 Former interim executive within the past three years if the service was longer than 18 months or if the service was between 12 and 18 months, an assessment of the interim executive’s terms of employment including compensation relative to other directors or in line with the top five NEOs at that time.

2.6 Executive of a former parent or predecessor firm at the time the Company was sold or split off from parent/predecessor within the past three years;

2.7 Executive, former executive within the last three years, general or limited partner of a joint venture or partnership with the company;

Relatives

2.8 Relativevi of current executive officervii of the company;

2.9 Relative of a person who has served as an executive officer of the company within the last three years;

Transactional, Professional, Financial, and Charitable Relationships

2.10 Currently provides (or a relative provides) professional services to the company or to its officers;

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2.11 Is (or a relative is) a partner, controlling shareholder or an employee of, an organization that provides professional services to the company, to an affiliate of the company, or to an individual officer of the company or one of its affiliates.

2.12 Currently employed by (or a relative is employed by) a significant customer or supplierviii;

2.13 Is (or a relative is) a trustee, director or employee of a charitable or non-profit organization that receives materialix grants or endowments from the company;

2.14 Has (or a relative has) a transactional relationship with the company excluding investments in the company through a private placement;

Other Relationships

2.15 Has a contractual/guaranteed board seat and is party to a voting agreement to vote in line with management on proposals being brought to shareholders;

2.16 Founderx of the company but not currently an employee;

2.17 Has any material relationship with the corporation or with any one or more members of management of the corporation.

Board Attestation

2.18 Board attestation that an outside director is not independent.

3. Independent Directors (IO)

3.1        No material ties to the corporation other than board seat.

Footnotes:

i “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii Under this definition, officers of an entity and/or its affiliates holding more than 50 percent of the outstanding voting rights will be considered insiders.

iii When there is a former CEO or other officer of a capital pool company (CPC) or special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

iv The determination of a former CEO’s classification following the five year cooling-off period will be considered on acase-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chairman of the board or a company founder, length of service with the company, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

v ISS will look at the terms of the interim CEO’s compensation or employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO.

vi Relative refers to immediate family members including spouse, parents, children, siblings, in-laws and anyone sharing the director’s home.

vii Executive Officer will include: the CEO or CFO of the entity; the president of the entity; a vice-president of the entity in charge of a principal business unit, division or function; an officer of the entity or

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any of its subsidiary entities who performs a policy making function in respect of the entity; any other individual who performs a policy-making function in respect of the entity; or any executive named in the Summary Compensation Table.

viii If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of recipient’s gross revenues (the recipient is the party receiving proceeds from the transaction).

ix “Material” is defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

x The operating involvement of the Founder with the company will be considered. Little or no operating involvement may cause ISS to deem the Founder as an independent outsider.

Vote case-by-case on director nominees, examining the following factors when disclosed:

›	Independence of the board and key board committees;
›	Attendance at board and committee meetings;
›	Corporate governance provisions and takeover activity;
›	Long-term company performance;
›	Directors’ ownership stake in the company;
›	Compensation practices;
›	Responsiveness to shareholder proposals; and
›	Board accountability.

Board Structure and Independence

General Recommendation: Generally vote withhold for any insider or affiliated outside director where:

›	The board is less than majority independent; or
›	The board lacks a separate compensation or nominating committee.

Rationale: The balance of board influence should reside with independent directors free of any pressures or conflicts which might prevent them from objectively overseeing strategic direction, evaluating management effectiveness, setting appropriate executive compensation, maintaining internal control processes, and ultimately driving long-term shareholder value creation. Best practice corporate governance standards do not advocate that no inside directors sit on boards. Company insiders have extensive company knowledge and experience that provides a significant contribution to business decisions at the board level. In order to maintain, however, the independent balance of power necessary for independent directors to fulfill their oversight mandate and make difficult decisions that may run counter to management’s self-interests, insiders, former insiders and other related directors should not dominate the board or continue to be involved on key board committees charged with the audit, compensation, and nomination responsibilities.

Best practice as set out in National Policy 58-201 - Corporate Governance Guidelines recommends that the board should have:

›	A majority of independent directors (Section 3.10); and

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›	A nominating committee and a compensation committee composed entirely of independent directors (Section 3.15).

Guideline Eight of the Canadian Coalition for Good Governance (CCGG)‘s 2013 publication Building High Performance Boards indicates that boards should “Establish mandates for board committees and ensure committee independence.” It is further recommended that key board committees “review committee charters every year and amend or confirm the mandate and procedures based on information received from the board and committee evaluation process.”

Insiders on Key Committees

General Recommendation: Vote withhold for individual directors who:

›	Are insiders on the audit, compensation, or nominating committee.

Include cautionary language for all affiliated outside directors who sit on the audit, compensation, or nominating committee, to the effect that corporate governance best practices dictate that such committees should be comprised entirely of independent directors.

Rationale: In order to promote independent oversight of management, the board as a whole and its key board committees should meet minimum best practice expectations of no less than majority independence. Director elections are seen to be the single most important use of the shareholder franchise.

National Instrument 52-110 - Audit Committees sets out best practice with regard to the composition of the audit committee. The instrument requires that every reporting issuer (other than an investment fund, issuer of asset-backed securities, designated foreign issuer, SEC issuer, or issuers that are subsidiary entities as long as the subsidiary does not issue securities and the parent is subject to compliance with this instrument) must have an audit committee, that the committee must comprise a minimum of three members, and that every audit committee member must be independent.

Policy Considerations for Majority Owned Companies2

ISS policies support a one-share, one-vote principle. In recognition of the substantial equity stake held by certain shareholders, on a case-by-case basis director nominees who are or who represent a controlling shareholder of a majority owned company and who will be designated as controlling insiders may be supported under ISS’ board and committee independence policies if the company meets all of the following independence and governance criteria:

›	Individually elected directors;
›

The number of directors related to the controlling shareholder should not exceed the proportion of common shares controlled by the controlling shareholder. In no event, however, should the number of directors related to the controlling shareholder exceed two-thirds of the board;

2 A majority owned company is defined for the purpose of this policy as a company controlled by a shareholder or group of shareholders who together have an economic ownership interest under a single class common share capital structure that is commensurate with their voting entitlement of 50 percent or more of the outstanding common shares.

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›	In addition to the above, if the CEO is related to the controlling shareholder, no more than one-third of the board should be related to management (as distinct from the controlling shareholder);
›

If the CEO and chair roles are combined or the CEO is or is related to the controlling shareholder, then there should be an independent lead director and the board should have an effective and transparent process to deal with any conflicts of interest between the company, minority shareholders, and the controlling shareholder;

›

A majority of the audit and nominating committees should be either independent directors or related directors who are independent of management. All members of the compensation committee should be independent of management. If the CEO is related to the controlling shareholder, no more than one member of the compensation committee should be a related director;

›	Prompt disclosure of detailed vote results following each shareholder meeting; and
›

Adoption of a majority vote standard with director resignation policy for uncontested elections OR public commitment to adopt a majority voting standard with director resignation policy for uncontested elections if the controlling shareholder ceases to control 50 percent or more of the common shares.[3]

ISS will also consider the following:

›	The nominating committee’s process to receive and discuss suggestions from shareholders for potential director nominees; and
›	If the CEO is related to the Controlling Shareholder, the board’s process to evaluate the performance, leadership, compensation, and succession of management should be led by independent directors;

ISS will also take into consideration any other concerns related to the conduct of the subject director(s) and any controversy or questionable actions on the part of the subject director(s) that are deemed not to be in the best interests of all shareholders.

Rationale: Canadian corporate law provides significant shareholder protections. For example, under most BCAs, a shareholder or group of shareholders having a 5 percent ownership stake in a company may requisition a special meeting for the purposes of replacing or removing directors and in most jurisdictions directors may be removed by a simple majority vote. Shareholders also benefit from the ability to bring an oppression action against the board or individual directors of Canadian incorporated public companies.

Against this legal backdrop, Canadian institutions have taken steps to acknowledge and support the premise that a shareholder who has an equity stake in the common shares of a reporting issuer under a single class common share structure has a significant interest in protecting the value of that equity stake in the company and is therefore deemed to have significant alignment of interests with minority shareholders. This policy firmly supports the one-share, one-vote principle and is intended to recognize the commonality of interests between certain shareholders having a majority equity stake under a single class share structure and minority shareholders in protecting the value of their investment.

This policy will not be considered at dual class companies having common shares with unequal voting or board representation rights.

3 Effective June 30, 2014, TSX-listed issuers which are not majority controlled are required to adopt majority voting policies. Majority controlled companies which do not elect to voluntarily adopt a majority voting policy are required to disclose their rationale for not doing so.

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Audit Fee Disclosure

General Recommendation: Generally vote withhold for the members of the audit committee as reported in the most recently filed public documents if:

›	No audit fee information is disclosed by the company within a reasonable period of time prior to a shareholders’ meeting at which ratification of auditors is a voting item.

Rationale: The disclosure of audit fees by category is a regulatory requirement and this information is of great importance to shareholders due to the concern that audit firms could compromise the independence of a company audit in order to secure lucrative consulting services from the company.

Excessive Non-Audit Fees

General Recommendation: Generally vote withhold from individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

›	Non-audit fees (Other Fees) paid to the external audit firm exceed audit and audit-related fees.

Rationale: Part 2 of National Instrument 52-110 - Audit Committees states that the audit committee must be directly responsible for overseeing the work of the external auditor and that the audit committee must pre-approve all non-audit services provided to the issuer or its subsidiary entities by the issuer’s external auditor. It is therefore appropriate to hold the audit committee accountable for payment of excessive non-audit fees.

Persistent Problematic Audit Related Practices

General Recommendation: Vote case-by-case on members of the Audit Committee and potentially the full board if adverse accounting practices are identified that rise to a level of serious concern, such as:

›	Accounting fraud;
›	Misapplication of applicable accounting standards; or
›	Material weaknesses identified in the internal control process.

Severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, will be examined in determining whether withhold votes are warranted.

Rationale: The policy addresses those cases which could potentially raise serious concern with respect to the audit committee’s oversight of the implementation by management of effective internal controls over the accounting process and financial reporting. As well, the audit committee has primary responsibility for selecting and overseeing the external audit firm that would be expected to raise concerns related to problematic accounting practices, misapplication of applicable accounting practices, or any material weakness it may identify in the company’s internal controls, as well as whether fraudulent activity is uncovered during the course of the audit assignment.

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Director Attendance

General Recommendation: Generally vote withhold for individual director nominees if:

›

The company has not adopted a majority voting policy AND the individual director has attended less than 75 percent of the board and committee meetings[4] held within the past year without a valid reason for these absences; or

›

The company has adopted a majority voting policy AND the individual director has attended less than 75 percent of the board and committee meetings held within the past year without a valid reason for the absences AND a pattern of low attendance exists based on prior years’ meeting attendance.

The following should be taken into account:

›	Valid reasons for absence at meetings include illness or absence due to company business;
›	Participation via telephone is acceptable;
›	If the director missed one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent;
›	Board and committee meetings include all regular and special meetings of the board duly called for the purpose of conducting board business; and
›	Out of country location or residence is not a sufficient excuse not to attend board meetings, especially given technological advances in communications equipment.

Rationale: Corporate governance best practice supports board structures and processes that promote independent oversight and accountability. Nominating competent, committed, and engaged directors to the board also necessitates full participation in the conduct of board business in order to fulfill the many responsibilities and duties now required to meet requisite standards of care. A director who commits to serve on a public company board should be prepared and able to make attendance at and contribution to the board’s meetings a priority. A pattern of absenteeism may indicate a more serious concern with a director’s ability to serve and may warrant a board review and potentially the director’s resignation.

Overboarded Directors

General Recommendation: Generally vote withhold for individual director nominees if:

›

Irrespective of whether the company has adopted a majority voting policy, the director is overboarded[5] AND the individual director has attended less than 75 percent of his/her respective board and committee meetings held within the past year without a valid reason for these absences.

Cautionary language will be included in ISS reports where directors are overboarded regardless of attendance.

4 If a withhold recommendation under this policy is based solely on meeting attendance at board meetings due to a lack of disclosure concerning committee meeting attendance, this will be disclosed in ISS’ report.

5 “Overboarded” is defined as: a CEO of a public company who sits on more than 2 outside public company boards in addition to the company of which he/she is CEO (withholds would only apply on outside boards these directors sit on), OR the director is not a CEO of a public company and sits on more than 6 public company boards in total.

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Rationale: Directors must be able to devote sufficient time and energy to a board in order to be effective representatives of shareholders’ interests. While the knowledge and experience that come from multiple directorships is highly valued, directors’ increasingly complex responsibilities require an increasingly significant time commitment. Directors must balance the insight gained from roles on multiple boards with the ability to sufficiently prepare for, attend, and effectively participate in all of their board and committee meetings.

Within the Canadian market, which is based on a “comply-or-explain” regulatory regime of recommended best practices, there are mixed investor views on the appropriateness of evaluating directors’ ability to contribute based solely on the number of boards on which they serve. Feedback has indicated that overboarding in conjunction with other governance concerns, such as unacceptably low board and committee meeting attendance, may be a better indicator of a director’s inability to commit the necessary time and attention to the increasing demands of a board seat and may also provide an opportunity for board renewal. There are also mixed views on the need to give the same degree of consideration toward service on TSX-V-listed company boards as these startup companies are, for several reasons, seen to require less time and effort from directors when compared to TSX reporting issuers. Given this feedback, a double-triggered overboarding policy is deemed appropriate for the Canadian market.

Former CEO/CFO on Audit/Compensation Committee

General Recommendation: Generally vote withhold for any director who has served as the CEO of the company within the past five years and is a member of the audit or compensation committee. Evaluate on a case-by-case basis whether support is warranted for any former CEO on the audit or compensation committee following a five year period[6] after leaving this executive position.

Generally vote withhold for any director who has served as the CFO of the company within the past three years and is a member of the audit or compensation committee.

Rationale: Although ISS policy designates former CEOs and CFOs as affiliated outsiders, a withhold vote will be recommended as if they were insiders where they sit on either the audit or compensation committee prior to the conclusion of a cooling-off period. This policy reflects the concern that the influence of a recent former executive on these committees could compromise the committee’s efficacy. In the case of an audit committee the concern relates to the independent oversight of financials for which the executive was previously responsible, while in the case of a compensation committee the concern relates to oversight of compensation arrangements which the executive may have orchestrated and over which he or she may still wield considerable influence.

The three-year cooling-off period afforded to a former CFO reflects the cooling-off period provided in National Instrument 52-110 – Audit Committees.

6 The determination of a former CEO’s classification following the five year cooling-off period will be considered on a case-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chairman of the board or a company founder, length of service, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

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A five-year cooling-off period is applied for former CEOs in order to allow for the potential occurrence of significant changes within the company’s management team. As well, this period allows for the exercise or expiry of the former CEOs outstanding equity awards, thereby eliminating lingering compensation ties to the company’s operational performance which would have aligned the former CEO’s interests with management. Following the conclusion of the five-year period, the former CEO’s independence status will be re-evaluated with consideration to any other relationships which could preclude reclassification as an independent outsider.

Voting on Directors for Egregious Actions

General Recommendation: Under extraordinary circumstances, vote withhold for directors individually, one or more committee members, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight[7] or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Rationale: Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis and subsequent events. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests.

In the event of exceptional circumstances (including circumstances relating to past performance on other boards) that raise substantial doubt about a director’s ability to effectively monitor management and serve in the best interests of shareholders, a withhold vote may be recommended.

Board Responsiveness

In keeping with Canadian market expectations and improvements to provide shareholders with the ability to affect board change, a lack of board response to shareholder majority votes or majority withhold votes on directors is unacceptable and would result in one of the following:

General Recommendation: Generally vote withhold for continuing individual directors, committee members, or the continuing members of the entire board of directors if:

›	At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a majority voting/director resignation policy and the Nominating Committee[8] has not

7 Examples of failure of risk oversight include, but are not limited to: bribery, large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; or hedging of company stock.

8 Or other board committee charged with the duties of a nominating committee as specified in the company’s majority voting director resignation policy.

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required that the director leave the board after 90 days, or has not provided another form of acceptable response to the shareholder vote which will be reviewed on a case-by-case basis;
›

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a plurality voting standard and the company has failed to address the issue(s) that caused the majority withheld vote; or

›	The board failed to act[9] on a shareholder proposal that received the support of a majority of the votes cast (excluding abstentions) at the previous shareholder meeting.

As indicated at the beginning of the guidelines for Voting on Director Nominees in Uncontested Elections, board responsiveness is a fundamental principle that should apply when determining votes on director nominees.

Rationale: Follow-up action or response by the board is warranted in the instance where a director is not supported by a majority of the votes cast by shareholders but remains on the board at the next election. A reasonable period of time within which the board or nominating committee is expected to deal with a director resignation under these circumstances is indicated in the widely accepted version of Canadian majority-voting, director-resignation policies endorsed by the CCGG.

Disclosed board response and rationale will be taken into consideration in limited extraordinary circumstances in the event that a director’s resignation is not accepted by the board or the concern that caused majority shareholder opposition has not been addressed. The vote recommendation will be determined on a case-by-case basis that is deemed to be in the best interests of shareholders.

Unilateral Adoption of an Advance Notice Provision

General Recommendation: Generally vote withhold for individual directors, committee members, or the entire board as appropriate in situations where an advance notice policy has been adopted by the board but has not been included on the voting agenda at the next shareholders’ meeting.

Continued lack of shareholder approval of the advanced notice policy in subsequent years may result in further withhold recommendations.

Rationale: The ability of shareholders to put forward potential nominees for election to the board is a fundamental right and should not be amended by management or the board without shareholders’ approval, or, at a minimum, with the intention of receiving shareholder approval at the next annual or annual/special meeting of shareholders. As such, the board of directors, as elected representatives of shareholders’ interests and as the individuals primarily responsible for corporate governance matters, should be held accountable for allowing such policies to become effective without further shareholder approval.

Furthermore, disclosures regarding these policies should be made available to shareholders (similar to shareholder proposal deadline disclosures or majority voting policy disclosures) because they are substantive changes that may impact shareholders’ ability to nominate director candidates. Failure to provide such disclosure is not in shareholders’ best interests.

9 Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis.

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Other Board-Related Proposals

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals seeking separation of the offices of CEO and chair if the company has a single executive occupying both positions.

Rationale: The separation of the positions of chair and CEO is supported as it is viewed as superior to the lead director concept. The positions of chair and CEO are two distinct jobs with different job responsibilities. The chair is the leader of the board of directors, which is responsible for selecting and replacing the CEO, setting executive pay, evaluating managerial and company performance, and representing shareholder interests. The CEO, by contrast, is responsible for maintaining the day-to-day operations of the company and being the company’s spokesperson. It therefore follows that one person cannot fulfill both roles without conflict. An independent lead director may be an acceptable alternative as long as the lead director has clearly delineated and comprehensive duties including the full authority to call board meetings and approve meeting materials and engage with shareholders. A counterbalancing lead director alternative must be accompanied by majority independence on the board and key committees, and the absence of any problematic governance practices.

Best practice as set out in National Policy 58-201 - Corporate Governance Guidelines recommends that the chair of the board be an independent director or, where this is not appropriate, that an independent director should be appointed lead director.

Majority of Independent Directors/Establishment of Committees

General Recommendation: Vote for shareholder proposals asking that a majority or up to two-thirds of directors be independent unless:

›	The board composition already meets the proposed threshold based on ISS’ definition of independence.

Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless:

›	The board’s committees already meet that standard.

Majority Vote Standard for the Election of Directors

General Recommendation: Vote for resolutions requesting that: (i) the board adopt a majority vote standard and director resignation policy for director elections or (ii) the company amend its bylaws to provide for majority voting, whereby director nominees are elected by the affirmative vote of the majority of votes cast, unless:

›	A majority voting policy is codified in the company’s bylaws, corporate governance guidelines, or other governing documents prior to an election to be considered; and

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›

The company has adopted formal corporate governance principles that provide an adequate response to both new nominees as well as “holdover” nominees (i.e. incumbent nominees who fail to receive 50 percent of votes cast).

Proxy Contests - Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case in contested elections taking into account:

›	Long-term financial performance of the target company relative to its industry;
›	Management’s track record;
›	Background to the proxy contest;
›	Nominee qualifications and any compensatory arrangements;
›	Strategic plan of dissident slate and quality of critique against management;
›	Likelihood that the proposed goals and objectives can be achieved (both slates); and
›	Stock ownership positions

Overall Approach: When analyzing proxy contests, ISS focuses on two central questions:

›	Have the dissidents met the burden of proving that board change is warranted? And, if so;
›	Will the dissident nominees be more likely to affect positive change (i.e., increase shareholder value) versus the incumbent nominees?

When a dissident seeks a majority of board seats, ISS will require from the dissident a well-reasoned and detailed business plan, including the dissident’s strategic initiatives, a transition plan and the identification of a qualified and credible new management team. ISS will then compare the detailed dissident plan against the incumbent plan and the dissident director nominees and management team against the incumbent team in order to arrive at a vote recommendation.

When a dissident seeks a minority of board seats, the burden of proof imposed on the dissident is lower. In such cases, ISS will not require from the dissident a detailed plan of action, nor is the dissident required to prove that its plan is preferable to the incumbent plan. Instead, the dissident will be required to prove that board change is preferable to the status quo and that the dissident director slate will add value to board deliberations including by, among other factors, considering issues from a viewpoint different from that of the current board members.

Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case taking into account:

›	Whether ISS recommends in favour of the dissidents, in which case we may recommend approving the dissident’s out of pocket expenses if they are successfully elected and the expenses are reasonable.

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3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements

General Recommendation: Vote case-by-case on proposals to adopt or amend an advance notice board policy or to adopt or amend articles or by-laws containing or adding an advance notice requirement. These provisions will be evaluated to ensure that all of the provisions included within the requirement solely support the stated purpose of the requirement. The purpose of advance notice requirements, as generally stated in the market, is:

›	To prevent stealth proxy contests;
›	To provide a reasonable framework for shareholders to nominate directors by allowing shareholders to submit director nominations within a reasonable timeframe; and
›	To provide all shareholders with sufficient information about potential nominees in order for them to make informed voting decisions on such nominees.

Features that may be considered problematic under ISS’ evaluation include but are not limited to:

›

For annual notice of meeting given not less than 50 days prior to the meeting date, the notification timeframe within the advance notice requirement should allow shareholders the ability to provide notice of director nominations at any time not less than 30 days prior to the shareholders’ meeting. The notification timeframe should not be subject to any maximum notice period. If notice of annual meeting is given less than 50 days prior to the meeting date, a provision to require shareholder notice by close of business on the 10th day following first public announcement of the annual meeting is supportable. In the case of a special meeting, a requirement that a nominating shareholder must provide notice by close of business on the 15th day following first public announcement of the special shareholders’ meeting is also acceptable;

›	The board’s inability to waive all sections of the advance notice provision under the policy or bylaw, in its sole discretion;
›

A requirement that any proposed nominee deliver a written agreement wherein the proposed nominee acknowledges and agrees, in advance, to comply with all policies and guidelines of the company that are applicable to directors;

›	Any provision that restricts the notification period to that established for the originally scheduled meeting in the event that the meeting has been adjourned or postponed;
›

Any additional disclosure requests within the advance notice requirement or the company’s ability to require additional disclosure that exceeds that required within a dissident proxy circular or that goes beyond that necessary to determine director nominee qualifications, relevant experience, shareholding or voting interest in the company, or independence in the same manner as would be required and disclosed for management nominees; and in any event where there is no indication from the company that such additional disclosure, if requested and received, will be made publicly available to shareholders;

›

Stipulations within the provision that the corporation will not be obligated to include any information provided by dissident director nominees or nominating shareholders in any shareholder communications, including the proxy statement; and

›	Any other feature or provision determined to have a negative impact on shareholders’ interests and deemed outside the purview of the stated purpose of the advance notice requirement.

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Rationale: As advance notice requirements continue to evolve and their use is tested by market participants, Canadian institutional investors are voicing concerns about the specific provisions contained therein. Investors have cautioned with respect to the potential for certain provisions included within these requirements to be used to impede the ability of shareholders to nominate director candidates to the board of directors, a fundamental shareholder right under Canada’s legal and regulatory framework.

A minimum 30-day shareholder notice period supports notice and access provisions and is in keeping with the stated purpose of advance notice requirements which is to prevent last minute or stealth proxy contests. Any maximum threshold for shareholder notice is deemed unacceptable, and the removal of such is expected to facilitate timelier access to the proxy and afford shareholders more time to give complete and informed consideration to dissident concerns and director nominees.

Enhanced and discretionary requirements for additional information that is not then provided to shareholders, provisions that may prohibit nominations based on restricted notice periods for postponed or adjourned meetings and written confirmations from nominee directors in advance of joining the board are all examples of the types of provisions that have the potential to be misused and are outside the intended stated purpose of advance notice requirements.

Recent court cases have provided a clear indication that these provisions are intended to protect shareholders, as well as management, from ambush and that they are not intended to exclude nominations given on ample notice or to buy time to allow management to develop a strategy to defeat dissident shareholders. As well, these rulings have shown that in the case of ambiguous provisions the result should weigh in favour of shareholder voting rights.

For more detail regarding ISS’ policy on advance notice requirements, please see the latest version of our Advance Notice Requirement FAQ.

Enhanced Shareholder Meeting Quorum for Contested Director Elections

General Recommendation: Generally vote against new by-laws or amended by-laws that would establish two different quorum levels which would result in implementing a higher quorum solely for those shareholder meetings where common share investors seek to replace the majority of current board members (“Enhanced Quorum”).

Rationale: With Enhanced Quorum, the ability to hold a shareholders’ meeting is subject to management’s predetermination that a contested election to replace a majority of directors is the singularly most important corporate issue, thus justifying a significantly higher shareholder (or proxy) presence before the meeting can commence. From a corporate governance perspective, this higher threshold appears to be inconsistent with the view that shareholder votes on any voting item should carry equal importance and should therefore be approved under the same quorum requirement for all items.

Companies have indicated in examples to date that Enhanced Quorum is not designed to block the potential consequence of a majority change in board memberships. In the absence of Enhanced Quorum being met, the affected shareholder meeting will be adjourned for up to 65 days. Notwithstanding the equality of all voting issues, shareholders may question the benefits of a delayed shareholder meeting resulting from a 50 percent quorum requirement for the initial meeting.

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Appointment of Additional Directors Between Annual Meetings

General Recommendation: Generally vote for these resolutions where:

›	The company is incorporated under a statute (such as the Canada Business Corporations Act) that permits removal of directors by simple majority vote;
›	The number of directors to be appointed between meetings does not exceed one-third of the number of directors appointed at the previous annual meeting; and
›	Such appointments must be ratified by shareholders at the annual meeting immediately following the date of their appointment.

Article/By-law Amendments

General Recommendation: Generally vote for proposals to adopt or amend articles/by-laws unless the resulting document contains any of the following:

›

The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced to no less than 10 percent in the case of a small company that can demonstrate, based on publicly disclosed voting results, that it is unable to achieve a higher quorum and where there is no controlling shareholder);

›	The quorum for a meeting of directors is less than 50 percent of the number of directors;
›	The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;
›	An alternate director provision that permits a director to appoint another person to serve as an alternate director to attend board or committee meetings in place of the duly elected director;
›

An advance notice requirement that includes one or more provisions which could have a negative impact on shareholders’ interests and which are deemed outside the purview of the stated purpose of the requirement;

›	Authority is granted to the board with regard to altering future capital authorizations or alteration of the capital structure without further shareholder approval; or
›	Any other provisions that may adversely impact shareholders’ rights or diminish independent effective board oversight.

In any event, proposals to adopt or amend articles or bylaws will generally be opposed if the complete article or by-law document is not included in the meeting materials for thorough review or referenced for ease of location on SEDAR, unless the proposed amendment is required by regulation or will simplify share registration.

Rationale: Constating documents such as articles and by-laws (in concert with the legislative framework provided by Canada’s various BCAs) establish the rights of shareholders of a company and the procedures through which the board of directors exercises its duties. Given this foundational role, these documents should reflect best practices within the Canadian market wherever possible.

›

Quorum Requirements: The quorum requirement for meetings of shareholders should encourage wide-ranging participation from all shareholders. Shareholder meeting quorum requirements that allow only one shareholder to constitute quorum could allow a single significant or controlling shareholder to dominate meetings at the expense of minority shareholders. Quorum requirements with lower

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shareholding thresholds, such as five percent, could provide a significant shareholder or a small group of shareholders with the ability to pass resolutions that may be considered contentious or problematic by other shareholders. Likewise, quorum requirements for meetings of directors should ensure that at least half of shareholders’ representatives are present before significant decisions are made. Directors’ responsibilities include attending all meetings for which their presence is scheduled and a company’s core documents should reflect this duty.

›

Casting Vote for the Chair at Board Meetings: While the chair is the appointed leader of the board, the authority granted to the chair by shareholders is no greater than that granted to any other director. Providing the chair with a casting or second vote in the event of a tie could result in a power structure which is not conducive to effective governance. Additionally, while boards are increasingly transitioning toward a governance structure involving a separate chair and CEO, many issuers still combine these roles or appoint a recent former CEO as board chair. In cases where the board is divided on an issue, it is inappropriate from the perspective of shareholders for an insider or affiliated outsider to have the final decision in contentious matters which could significantly affect shareholders’ interests.

›

Alternate Directors: A provision allowing for alternate directors, who have been neither elected by shareholders nor ratified by shareholders following board appointment, raises serious concerns regarding whether these individuals may be bound to serve in the best interests of shareholders. Furthermore, directors must be willing to earmark sufficient time and effort toward serving on a board once they have accepted the responsibility entrusted to them by shareholders. The appointment of unelected alternates is inconsistent with this duty.

›

Problematic Advance Notice Requirements: A number of advance notice requirements have been included on ballots as amendments to company by-laws or articles. Any such requirements are deemed significant additions to the bylaw or articles and therefore are reviewed with respect to whether they negatively affect shareholders’ ability to nominate directors to the board. See ISS’ policy on Advance Notice Requirements for details.

›

Blanket Authority for Share Capital Structure Alterations: In recent years, some companies incorporated under the Business Corporations Act (British Columbia) (“BCBCA”) have sought to amend their constating documents to provide the board with blanket authority to alter the company’s share capital structure. These changes include the ability to increase the company’s authorized capital and change restrictions on any class of shares. Although permitted under the BCBCA, shareholders would be better served if changes which could affect shareholders’ interests required shareholder approval.

›

Other Problematic Provisions: Other proposals to alter the articles or by-laws will be approached on a case-by-case basis. Where a potential inclusion, deletion, or amendment is deemed contrary to shareholders’ interests, ISS will generally, taking into consideration any other problematic factors or mitigating circumstances, recommend against such changes.

Cumulative Voting

General Recommendation: Where such a structure would not be detrimental to shareholder interests, generally vote for proposals to introduce cumulative voting.

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Generally vote against proposals to eliminate cumulative voting.

Generally vote for proposals to restore or permit cumulative voting but exceptions may be made depending on the company’s other governance provisions such as the adoption of a majority vote standard for the election of directors.

Confidential Voting

General Recommendation: Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as:

›

The proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived for that particular vote.

Generally vote for management proposals to adopt confidential voting.

Poison Pills (Shareholder Rights Plans)

As required by the TSX, the adoption of a shareholder rights plan must be ratified by shareholders within six months of adoption.

General Recommendation: Vote case-by-case on management proposals to ratify a shareholder rights plan (poison pill) taking into account whether it conforms to ‘new generation’ rights plan best practice guidelines and its scope is limited to the following two specific purposes:

›	To give the board more time to find an alternative value enhancing transaction; and
›	To ensure the equal treatment of all shareholders.

Vote against plans that go beyond these purposes if:

›	The plan gives discretion to the board to either:
›	Determine whether actions by shareholders constitute a change in control;
›	Amend material provisions without shareholder approval;
›	Interpret other provisions;
›	Redeem the rights or waive the plan’s application without a shareholder vote; or
›	Prevent a bid from going to shareholders.
›	The plan has any of the following characteristics:
›	Unacceptable key definitions;
›	Reference to Derivatives Contracts within the definition of Beneficial Owner;
›	Flip over provision;
›	Permitted bid minimum period greater than 60 days;
›	Maximum triggering threshold set at less than 20 percent of outstanding shares;
›	Does not permit partial bids;
›	Includes a Shareholder Endorsed Insider Bid (SEIB) provision;

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›	Bidder must frequently update holdings;
›	Requirement for a shareholder meeting to approve a bid; and
›	Requirement that the bidder provide evidence of financing.
›	The plan does not:
›	Include an exemption for a “permitted lock up agreement”;
›	Include clear exemptions for money managers, pension funds, mutual funds, trustees, and custodians who are not making a takeover bid; and
›	Exclude reference to voting agreements among shareholders.

Rationale: The evolution of “new generation” shareholder rights plans in Canada has been the result of reshaping the early antitakeover provision known as a “poison pill” into a shareholder protection rights plan that serves only two legitimate purposes: (i) to increase the minimum time period during which a Permitted Bid may remain outstanding to 60 days in order to the give the board of directors of a target company sufficient time (over and above the current statutory 35 day limit) to find an alternative to a takeover bid that would increase shareholder value; and (ii) to ensure that all shareholders are treated equally in the event of a bid for their company.

Elimination of board discretion to interpret the key elements of the plan was critical to this evolution. Definitions of Acquiring Person, Beneficial Ownership, Affiliates, Associates and Acting Jointly or in Concert are the terms that set out the who, how, and when of a triggering event. These definitions in early poison pills contained repetitive, circular, and duplicative layering of similar terms which created confusion and made interpretation difficult. Directors were given broad discretion to interpret the terms of a rights plan to determine when it was triggered, or in other words, whether a takeover bid could proceed. This, in turn, created enough uncertainty for bidders or potential purchasers to effectively discourage non-board negotiated transactions. It can be seen how the early poison pill became synonymous with board and management entrenchment.

“New generation” rights plans have therefore been drafted to remove repetitive and duplicative elements along with language that gives the board discretion to interpret the terms of the plan. Also absent from “new generation” plans are references to similar definitions in regulation. Definitions found in various regulations often contain repetitive elements, but more importantly they cross-reference other definitions in regulation that are unacceptable to and not intended to serve the same purpose as those found in a “new generation” rights plan.

A number of other definitions are relevant to the key definitions mentioned above and are therefore equally scrutinized. Exemptions under the definition of Acquiring Person, for example, such as Exempt Acquisitions and Pro Rata Acquisitions, are sometimes inappropriately drafted to permit acquisitions that should trigger a rights plan. In order for an acquisition to be pro rata, the definition must ensure that a person may not, by any means, acquire a greater percentage of the shares outstanding than the percentage owned immediately prior to the acquisition. It should also be noted that “new generation” rights plans are premised on the acquisition of common shares and ownership at law or in equity. Therefore references to the voting of securities or the extension of beneficial ownership to encompass derivative securities that may result in deemed beneficial ownership of securities that a person has no right to acquire goes beyond the acceptable purpose of a rights plan.

Equally important to the acceptability of a shareholder rights plan is the treatment of institutional investors who have a fiduciary duty to carry out corporate governance activities in the best interests of the beneficial

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owners of the investments that they oversee. These institutional investors should not trigger a rights plan through their investment and corporate governance activities for the accounts of others. The definition of Independent Shareholders should make absolutely clear these institutional investors acting in a fiduciary capacity for the accounts of others are independent for purposes of approving a takeover bid or other similar transaction, as well as approving future amendments to the rights plan.

Probably one of the most important and most contentious definitions in a shareholder rights plan is that of a Permitted Bid. ISS guidelines provide that an acceptable Permitted Bid definition must permit partial bids. Canadian takeover bid legislation is premised on the ability of shareholders to make the determination of the acceptability of any bid for their shares, partial or otherwise, provided that it complies with regulatory requirements. In the event that a partial bid is accepted by shareholders, regulation requires that their shares be taken up on a pro rata basis. Shareholders of a company may welcome the addition of a significant new shareholder for a number of reasons.

Also unacceptable to the purpose of a rights plan is the inclusion of a “Shareholder Endorsed Insider Bid” (SEIB) provision which would allow an “Insider” and parties acting jointly or in concert with an Insider an additional less rigorous avenue to proceed with a take-over bid without triggering the rights plan, in addition to making a Permitted Bid or proceeding with board approval. The SEIB provision allows Insiders the ability to take advantage of a less stringent bid provision that is not offered to other bidders who must make a Permitted Bid or negotiate with the board for support.

Finally, a “new generation” rights plan must contain an exemption for lockup agreements and the definition of a permitted lockup agreement must strike the proper balance so as not to discourage either (i) the potential for a bidder to lock up a significant shareholder and thus give some comfort of a certain degree of success, or (ii) the potential for competitive bids offering a greater consideration and which would also necessitate a locked up person be able to withdraw the locked up shares from the first bid in order to support the higher competing bid.

New generation rights plans are limited to achieving the two purposes identified here. They ensure that shareholders are treated equally in a control transaction by precluding creeping acquisitions or the acquisition of a control block through private agreements between a few large shareholders; and they provide a reasonable time period to allow a corporation’s directors and management to develop an alternative to maximize shareholder value.

Reincorporation Proposals

General Recommendation: Vote case-by-case on proposals to change a company’s jurisdiction of incorporation taking into account:

›	Financial and corporate governance concerns, including: the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Generally vote for reincorporation when:

›	Positive financial factors outweigh negative governance implications; or
›	Governance implications are positive.

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Generally vote against reincorporation if business implications are secondary to negative governance implications.

Supermajority Vote Requirements

General Recommendation: Vote against proposals to require a supermajority shareholder vote at a level above that required by statute.

Vote for proposals to lower supermajority vote requirements.

4.	CAPITAL/RESTRUCTURING

Mergers and Corporate Restructurings

General Recommendation: For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing the various and sometimes countervailing factors including:

Valuation: Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market Reaction: How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic Rationale: Does the deal make sense strategically? From where is value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

Negotiations and Process: Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

Conflicts of Interest: Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

Governance: Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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Increases in Authorized Capital

General Recommendation: Vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance. Generally vote for proposals to approve increased authorized capital if:

›	A company’s shares are in danger of being de-listed; or
›	A company’s ability to continue to operate as a going concern is uncertain.

Generally vote against proposals to approve unlimited capital authorization.

Rationale: Canadian jurisdictions generally, and most recently the Business Corporations Act (British Columbia), permit companies to have an unlimited authorized capital. ISS prefers to see companies with a fixed maximum limit on authorized capital, with at least 30 percent of the authorized stock issued and outstanding. Limited capital structures protect against excessive dilution and can be increased when needed with shareholder approval.

Private Placement Issuances

General Recommendation: Vote case-by-case on private placement issuances taking into account:

›	Whether other resolutions are bundled with the issuance;
›	Whether the rationale for the private placement issuance is disclosed;
›	Dilution to existing shareholders’ position:
›	issuance that represents no more than 30 percent of the company’s outstanding shares on a non-diluted basis is considered generally acceptable;
›	Discount/premium in issuance price to the unaffected share price before the announcement of the private placement;
›	Market reaction: The market’s response to the proposed private placement since announcement; and
›	Other applicable factors, including conflict of interest, change in control/management, evaluation of other alternatives.

Generally vote for the private placement issuance if it is expected that the company will file for bankruptcy if the transaction is not approved or the company’s auditor/management has indicated that the company has going concern issues.

Rationale: The TSX requires shareholder approval for private placements:

›

For an aggregate number of listed securities issuable greater than 25 percent of the number of securities of the issuer which are listed and outstanding, on a non-diluted basis, prior to the date of closing of the transaction if the price per security is less than the market price; or

›

That during any six month period are placed with insiders for listed securities or options, rights or other entitlements to listed securities greater than 10 percent of the number of the issuer’s listed and outstanding securities, on a non-diluted basis, prior to the date of closing of the first private placement to an insider during the six-month period.

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Allowable discounts for private placements not requiring shareholder approval are as follows:

Market Price	Maximum Discount
$0.50 or less	25%
$0.51 to $2.00	20%
Above $2.00	15%

The TSX will allow the price per listed security for a particular transaction to be less than that specified above provided that the listed issuer has received the approval of non-interested shareholders.

In instances where a company will file for bankruptcy if the transaction is not approved or where a company has going concern issues, the urgent need for financing will generally override the other criteria under examination. In instances where the transaction is required for other financing purposes, the other criteria will be examined on a case-by-case basis.

Blank Cheque Preferred Stock

General Recommendation: Generally vote against proposals to create unlimited blank cheque preferred shares or increase blank cheque preferred shares where:

›	The shares carry unspecified rights, restrictions, and terms; or
›	The company does not specify any specific purpose for the increase in such shares.

Generally vote for proposals to create a reasonably limited10 number of preferred shares where both of the following apply:

›	The company has stated in writing and publicly disclosed that the shares will not be used for antitakeover purposes; and
›	The voting, conversion, and other rights, restrictions, and terms of such stock where specified in the articles, are reasonable.

Dual-class Stock

General Recommendation: Generally vote against proposals to create a new class of common stock that will create a class of common shareholders with diminished voting rights.

The following is an exceptional set of circumstances under which we would generally support a dual class capital structure. Such a structure must meet all of the following criteria:

›	It is required due to foreign ownership restrictions and financing is required to be done out of country;
›	It is not designed to preserve the voting power of an insider or significant shareholder;

10 Institutional investors have indicated low tolerance for dilutive preferred share issuances. Therefore, if the authorized preferreds may be assigned conversion rights or voting rights when issued, the authorization should be limited to no more than 20 percent of the outstanding common shares as of record date. If the preferred share authorization proposal prohibits the assignment of conversion, voting or any other right attached which could dilute or negatively impact the common shares or the rights of common shareholders when such preferred shares are issued, a maximum authorization limit of 50 percent of the outstanding common shares as of record date may be supported taking into account the stated purpose for the authorization and other details of the proposal.

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›	The subordinate class may elect some board nominees;
›	There is a sunset provision; and
›	There is a coattail provision that places a prohibition on any change in control transaction without approval of the subordinate class shareholders.

Escrow Agreements

General Recommendation: Generally vote against an amendment to an existing escrow agreement where the company is proposing to delete all performance-based release requirements in favour of time-driven release requirements.

Rationale: On going public, certain insiders of smaller issuers must place a portion of their shares in escrow. The primary objective of holding shares in escrow is to ensure that the key principals of a company continue their interest and involvement in the company for a reasonable period after public listing.

5.	COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

Avoid arrangements that risk “pay for failure”: This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Evaluate executive pay and practices, as well as certain aspects of outside director compensation on a case-by-case basis.

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General Recommendation: Vote against management say-on-pay (MSOP) proposals, withhold from compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or against an equity-based incentive plan proposal if:

›	There is a misalignment between CEO pay and company performance (pay for performance);
›	The company maintains problematic pay practices; or
›	The board exhibits poor communication and responsiveness to shareholders.

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

General Recommendation: Vote case-by-case on management proposals for an advisory shareholder vote on executive compensation (Management “Say-on-Pay” Proposals or “MSOP”). Vote against these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

The following five global principles apply to all markets:

Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors: the linkage between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

Avoid arrangements that risk “pay for failure”: This principle addresses the use and appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Primary Evaluation Factors for Executive Pay

Pay for Performance:

›

Rationale for determining compensation (e.g., why certain elements and pay targets are used, how they are used in relation to the company’s business strategy, and specific incentive plan goals, especially retrospective goals) and linkage of compensation to long-term performance;

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›	Evaluation of peer group benchmarking used to set target pay or award opportunities;
›	Analysis of company performance and executive pay trends over time, taking into account ISS’ Pay for Performance policy;
›	Mix of fixed versus variable and performance versus non-performance-based pay.

Pay Practices:

›

Assessment of compensation components included in the Problematic Pay Practices policy such as: perks, severance packages, employee loans, supplemental executive pension plans, internal pay disparity, and equity plan practices (including option backdating, repricing, option exchanges, or cancellations/surrenders and re-grants, etc.);

›	Existence of measures that discourage excessive risk taking which include but are not limited to: clawbacks, holdbacks, stock ownership requirements, deferred compensation practices, etc.

Board Communications and Responsiveness:

›	Clarity of disclosure (e.g., whether the company’s Form 51-102F6 disclosure provides timely, accurate, clear information about compensation practices in both tabular format and narrative discussion);
›

Assessment of board’s responsiveness to investor concerns on compensation issues (e.g., whether the company engaged with shareholders and / or responded to majority-supported shareholder proposals relating to executive pay).

Voting Alternatives

In general, the MSOP is the primary focus of voting on executive pay practices; dissatisfaction with compensation practices can be expressed by voting against an MSOP rather than withholding or voting against the compensation committee. If, however, there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases or if the board fails to respond to concerns raised by a prior MSOP proposal, vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote against an equity-based plan proposal presented for shareholder approval.

Pay for Performance Evaluation

This policy will be applied at all S&P/TSX Composite Index Companies and for all MSOP resolutions.

On a case-by-case basis, ISS will evaluate the alignment of the CEO’s total compensation with company performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholder’s perspective, performance is predominantly gauged by the company’s share price performance over time. Even when financial or operational measures are used as the basis for incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long term.

General Recommendation: Generally vote against MSOP proposals and/or vote withhold for compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO) and/or against an equity-based incentive plan proposal if:

›	There is significant long-term misalignment between CEO pay and company performance.

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The determination of long-term pay for performance alignment is a two-step process: step one is a quantitative screen, which includes a relative and absolute analysis on pay for performance, and step two is a qualitative assessment of the CEO’s pay and company performance. A pay for performance disconnect will be determined as follows:

Step I: Quantitative Screen

Relative:

1.

The Relative Degree of Alignment (RDA) is the difference between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group[11], each measured over a three-year period or less if pay or performance data is unavailable for the full three years;

2.	Multiple of Median (MOM) is the total compensation in the last reported fiscal year relative to the median compensation of the peer group; and

Absolute:

3.	The CEO pay-to-TSR Alignment (PTA) over the prior five fiscal years, i.e., the difference between absolute pay changes and absolute TSR changes during the prior five-year period (or less as company disclosure permits);

Step II: Qualitative Analysis

Companies identified by the methodology as having potential P4P misalignment will receive a qualitative assessment to determine the ultimate recommendation, considering a range of case-by-case factors which may include:

›

The ratio of performance- to time-based equity grants and the overall mix of performance-based compensation relative to total compensation (considering whether the ratio is more than 50 percent); standard time-vested stock options and restricted shares are not considered to be performance-based for this consideration;

›

The quality of disclosure and appropriateness of the performance measure(s) and goal(s) utilized, so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage;

11 The peer group is generally comprised of 11-24 companies that meet the following criteria:

›	Revenue/assets between 0.25X and 4X the subject company’s size;
›	In the closest GICS industry group (8-digit, 6-digit, 4-digit, or 2-digit) to the subject company’s GICS category; and
›	Market Cap between 0.25X and 4X of the company’s market cap expanded out to four market cap buckets (micro, small, mid, and large) as needed.

In exceptional cases, peer groups may be determined on a customized basis.

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›	The trend in other financial metrics, such as growth in revenue, earnings, return measures such as ROE, ROA, ROIC, etc.;
›	The trend considering prior years’ P4P concern;
›	Extraordinary situation due to a new CEO in the last reported FY;[12] and
›	Any other factors deemed relevant.

Rationale: The two part methodology is a combination of quantitative and qualitative factors that more effectively drive a case-by-case evaluation and will improve the analysis of: longer term compensation versus company performance and weight the longer term factors accordingly; absolute CEO pay levels; and, circumstances under which there is a change in CEO during the most recent year. Please refer to the latest version of the Canadian Compensation Policy FAQ for a more detailed discussion of ISS’ quantitative pay-for-performance screen and peer group construction methodology.

Problematic Pay Practices

General Recommendation: Generally vote against MSOP resolutions and/or vote withhold for compensation committee members if the company has problematic compensation practices. Generally vote against equity plans if the plan is a vehicle for problematic compensation practices.

Generally vote based on the preponderance of problematic elements; however, certain adverse practices may warrant withhold or against votes on a stand-alone basis in particularly egregious cases. The following practices, while not an exhaustive list, are examples of problematic compensation practices that may warrant an against or withhold vote

Poor disclosure practices:

›

General omission of timely information necessary to understand the rationale for compensation setting process and outcomes, or omission of material contracts, agreements or shareholder disclosure documents;

New CEO with overly generous new hire package:

›	Excessive “make whole” provisions;
›	Any of the problematic pay practices listed in this policy;

Egregious employment contracts:

›	Contracts containing multiyear guarantees for salary increases, bonuses, or equity compensation;

Employee Loans:

›	Interest free or low interest loans extended by the company to employees for the purpose of exercising options or acquiring equity to meet holding requirements or as compensation;

12 Note that the longer-term emphasis of the new methodology alleviates concern about impact of CEO turnover. Thus, except in extenuating circumstances, a “new” CEO will not exempt the company from consideration under the methodology since the compensation committee is also accountable when a company is compelled to significantly “overpay” for new leadership due to prior poor performance.

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Excessive severance and/or change-in-control provisions:

›	Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 2X cash pay (salary + bonus);
›	Severance paid for a “performance termination” (i.e., due to the executive’s failure to perform job functions at the appropriate level);
›

Employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave following a change in control without cause and still receive the severance package;

›	Perquisites for former executives such as car allowance, personal use of corporate aircraft, or other inappropriate arrangements;
›	Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure:

›	Performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance;

Egregious pension/SERP (supplemental executive retirement plan) payouts:

›	Inclusion of performance-based equity awards in the pension calculation;
›	Inclusion of target (unearned) or excessive bonus amounts in the pension calculation;
›	Addition of extra years of service credited without compelling rationale;
›	No absolute limit on SERP annual pension benefits (any limit should be expressed as a dollar value);
›	No reduction in benefits on a pro-rata basis in the case of early retirement;

Excessive perks:

›

Overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary;

Payment of dividends on performance awards:

›	Performance award grants for which dividends are paid during the period before the performance criteria or goals have been achieved, and therefore not yet earned;

Problematic option granting practices:

›	Backdating options (i.e. retroactively setting a stock option’s exercise price lower than the prevailing market value at the grant date);
›	Springloading options (i.e. timing the grant of options to effectively guarantee an increase in share price shortly after the grant date);
›	Cancellation and subsequent re-grant of options;

Internal Pay Disparity:

›	Excessive differential between CEO total pay and that of next highest-paid named executive officer (NEO);

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Absence of pay practices that discourage excessive risk taking:

›	These provisions include but are not limited to: clawbacks, holdbacks, stock ownership requirements, deferred bonus and equity award compensation practices, etc.;
›

Financial institutions will be expected to have adopted or at least addressed the provisions listed above in accordance with the Financial Stability Board’s (FSB) Compensation Practices and standards for financial companies;

Other excessive compensation payouts or problematic pay practices at the company.

Rationale: Shareholders are not generally permitted to vote on provisions such as change-in-control provisions or the ability of an issuer to extend loans to employees to exercise stock options, for example, when reviewing equity based compensation plan proposals. Nor do shareholders in Canada have the ability to approve employment agreements, severance agreements, or pensions; however, these types of provisions, agreements, and contractual obligations continue to raise shareholder concerns. Therefore, ISS will review disclosure related to the various components of executive compensation and may recommend withholding from the compensation committee or against an equity plan proposal if compensation practices are unacceptable from a corporate governance perspective.

Board Communications and Responsiveness

General Recommendation: Consider the following on a case-by-case basis when evaluating ballot items related to executive pay:

›

Poor disclosure practices, including: insufficient disclosure to explain the pay setting process for the CEO and how CEO pay is linked to company performance and shareholder return; lack of disclosure of performance metrics and their impact on incentive payouts; no disclosure of rationale related to the use of board discretion when compensation is increased or performance criteria or metrics are changed resulting in greater amounts paid than that supported by previously established goals.

›	Board’s responsiveness to investor input and engagement on compensation issues, including:
›	Failure to respond to majority-supported shareholder proposals on executive pay topics;
›	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals;
›	Failure to respond to the company’s previous say-on-pay proposal that received support of less than 70 percent of the votes cast taking into account the ownership structure of the company.

Examples of board response include, but are not limited to: disclosure of engagement efforts regarding the issues that contributed to the low level of support, specific actions taken to address the issues that contributed to the low level of support, and more rationale on pay practices.

Equity Compensation Plans

General Recommendation: Vote case-by-case on equity-based compensation plans. Vote against the plan if any of the following factors applies:

›	Cost of Equity Plans: The total cost of the company’s equity plans is unreasonable;
›	Dilution and Burn Rate: Dilution and burn rate are unreasonable, where the cost of the plan cannot be calculated due to lack of relevant historical data.

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›	Plan Amendment Provisions: The provisions do not meet ISS guidelines as set out in this section.
›	Non-Employee Director Participation: Participation of directors is discretionary or unreasonable.
›	Pay for performance: There is a disconnect between CEO pay and the company’s performance.
›	Repricing Stock Options: The plan expressly permits the repricing of stock options without shareholder approval and the company has repriced options within the past three years.
›	Problematic Pay Practices: The plan is a vehicle for problematic pay practices.

Cost of Equity Plans

General Recommendation: Generally vote against equity plans if the cost is unreasonable.

Rationale: Section 613 of the TSX Company Manual requires shareholder approval for equity-based compensation arrangements under which securities listed on the TSX may be issued from treasury. Such approval is also required for equity-based plans that provide that awards issued may be settled either in treasury shares or cash. Cash only settled arrangements or those which are only funded by securities purchased on the secondary market are not subject to shareholder approval.

In addition, shareholder approval is also required for stock purchase plans using treasury shares where financial assistance or share matching is provided, security purchases from treasury where financial assistance is provided, and certain equity awards made outside of an equity plan.

Our methodology for reviewing share-based compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of share plans to shareholders) instead of simply focusing on dilution. Using information disclosed by the company and assuming the broadest definition of plan terms, ISS will value equity-based awards using a binomial option pricing model. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This total cost will be expressed as a percentage of market value (i.e. 200-day average share price times common shares outstanding). This result is tested for reasonableness by comparing the figure to an allowable cap derived from compensation plan costs of the top performing quartile of peer companies in each industry group (using Global Industry Classification Standard or “GICS” codes). Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on 44 different variables including company size, market-based performance metrics, and accounting-based performance metrics in order to identify the variables most strongly correlated to SVT within each industry group. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by incorporating company-specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s allowable cap.

Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap.

Volatility and Stock Price Assumptions in Equity Plan Proposals (SVT)

The 200-day volatility and 200-day average stock price will be calculated and used for the shareholder value transfer policy.

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Dilution and Burn Rate Assessment

In cases where the cost of the plan cannot be calculated using the binomial model due to lack of historic data for a newly created or merged corporate entity, ISS will apply a dilution and burn rate analysis.

General Recommendation: Generally vote against the proposed equity plan if:

›	Dilution under all company plans would be more than 10 percent of the outstanding shares on a non-diluted basis; or
›

The historic burn rate for all company plans has been more than 2 percent per year (generally averaged over most recent three-year period). If equity has been granted as part of the resolution subject to shareholder approval and the grants made exceed 2 percent of the outstanding shares a vote against is warranted.

Plan Amendment Provisions

General Recommendation: Generally vote against the approval of proposed Amendment Procedures that do not require shareholder approval for the following types of amendments under any security based compensation arrangement, whether or not such approval is required under current regulatory rules:

›	Any increase in the number of shares reserved for issuance under a plan or plan maximum;
›	Any reduction in exercise price or cancellation and reissue of options or other entitlements;
›	Any amendment that extends the term of options beyond the original expiry;
›

Amendments to eligible participants that may permit the introduction or reintroduction of non-employee directors on a discretionary basis or amendments that increase limits previously imposed on non-employee director participation;

›	Any amendment which would permit options granted under the Plan to be transferable or assignable other than for normal estate settlement purposes; and
›	Amendments to the plan amendment provisions.

To clarify application of the above criteria, all items will apply to all equity-based compensation arrangements under which treasury shares are reserved for grants of, for example: restricted stock, restricted share units, or deferred share units, except those items that specifically refer to option grants.

Rationale: In response to the rule changes affected by the TSX related to Part IV, Subsection 613 of the TSX Company Manual and Staff Notices #2004-0002, and #2006-0001 which came into effect in 2007, ISS has revised its policy with regard to Equity Compensation Plan Amendment Procedures. This policy addresses the removal by the TSX of previously established requirements for shareholder approval of certain types of amendments to Security-Based Compensation Arrangements of its listed issuers. For the purposes of the rule change, security-based compensation arrangements include: stock option plans for the benefit of employees, insiders and service providers; individual stock options granted to any of these specified parties outside of a plan; stock purchase plans where the issuer provides financial assistance or where the employee contribution is matched in whole or in part by an issuer funded contribution; stock appreciation rights involving the issuance of treasury shares; any other compensation or incentive mechanism involving the issuance or potential issuance of securities of the listed issuer; security purchases from treasury by an employee, insider or service provider which is financially assisted by the issuer in any manner. Issuers had until June 30, 2007, to adopt the proper Amendment Procedure in their Plans. After such date, issuers who have “general amendment” provisions in their

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Plans are no longer able to make any amendments to their Plans without security holder approval, including amendments considered to be of a “housekeeping” nature until they have put a shareholder approved detailed Plan Amendment Provision in place.

According to the TSX Guide to Security-Based Compensation Arrangements, the following amendments will continue to be subject to security holder approval according to TSX rules notwithstanding the amendment provisions included in the plan:

›	Any increase in the number of shares reserved for issuance under a plan or plan maximum;
›	Any reduction in exercise price of options or other entitlements which benefits an insider;[13]
›	Any amendment that extends the term of options beyond the original expiry and that benefits an insider of the issuer;
›	Changes to insider participation limits which result in the security holder approval to be required on a disinterested basis; and
›	Amendment provisions granting additional powers to the board of directors to amend the plan or entitlements without security holder approval.

The TSX has further clarified that shareholder approval is required for any amendment to the Plan Amendment Provision.

In addition, the TSX requires that the exercise price for any stock option granted under a security based compensation arrangement or otherwise, must not be lower than the market price of the securities at the time the option is granted.

Any proposal to increase the maximum number of shares reserved under a plan requires specific shareholder approval for the increase even if the plan includes a shareholder-approved general amendment procedure permitting increases to such maximum numbers.

Sections 613(d) and (g) set out a list of disclosure requirements in respect of materials that must be provided to security holders in meeting materials issued prior to a meeting at which the approval of any security based compensation arrangement is requested. The disclosure requirements include annual disclosure by listed issuers in their information circular or other annual disclosure document distributed to all security holders, the terms of any security based compensation arrangement as well as any amendments that were adopted in the most recently completed fiscal year, including whether or not security holder approval was obtained for the amendment. Staff Notice #2005-0001 goes on to clarify that such disclosure must be as of the date of the information circular containing the relevant disclosure and that issuers must update disclosure for the most recently completed fiscal year end to include grants, exercises, amendments, etc. which may occur after the fiscal year-end is completed, but prior to the filing of the information circular.

13 Security holder approval, excluding the votes of securities held by insiders benefiting from the amendment, is required for a reduction in the exercise price, purchase price, or an extension of the term of options or similar securities held by insiders. If an issuer cancels options or similar securities held by insiders and then reissues those securities under different terms, the TSX will consider this an amendment to those securities and will require security holder approval, unless the re-grant occurs at least 3 months after the related cancellation. Staff Notice #2005-0001, Section 613 Security Based Compensation Arrangements, S.613(h)(iii) Amendments to Insider Securities.

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ISS has reiterated the need for shareholder approval for the amendments that currently still require shareholder approval by the TSX due to the ability of the TSX to change or eliminate these requirements at any time in future which we believe would not be in the best interests of shareholders or consistent with institutional investor proxy voting guidelines. Note however that from a corporate governance viewpoint,

ISS does not support re-pricing of any outstanding options and does not limit this policy to only those options held by insiders. ISS has for many years recommended against any re-pricing of outstanding options. Our reasons are based on the original purpose of stock options as at-risk, incentive compensation that is meant to align the interests of option-holders with those of shareholders. The incentive value of stock options is diminished when the exercise price of out-of-the-money options can be adjusted downwards, and is not supportable when shareholders must suffer the consequences of a downturn in share price.

Discretionary participation by non-employee directors in equity compensation plans is unacceptable from a corporate governance and accountability viewpoint because administrators of the plan should not have the unrestricted ability to issue awards to themselves. Directors who are able to grant themselves equity awards without limit could find their independence compromised. Therefore, the inclusion of non-employee directors in management equity based compensation plans, while not preferable, must at a minimum be subject to shareholder-approved limits. Issuer discretion to change eligible participants may result in discretionary director participation. For clarification purposes, in keeping with ISS’ policy regarding acceptable limits on non-employee director participation, if directors are included in an employee equity compensation plan according to a shareholder approved limit, then any amendment that would remove or increase such limit should be approved by shareholders.

The ability of plan participants to assign options by means of Option Transfer Programs or any other similar program which results in option holders receiving value for underwater options when shareholders must suffer the consequences of declining share prices does not align the interests of option holders with those of shareholders and removes the intended incentive to increase share price which was originally approved by shareholders.

Non-Employee Director Participation

Discretionary Participation

General Recommendation: Vote against a management equity compensation plan that permits discretionary non-employee director participation.

Rationale: Due to the continuing use of options in compensation plans in Canada, we have not opposed the use of options for outside directors per se but have tried to address potential governance concerns by ensuring a reasonable limit on grants to independent non-employee directors who are charged with overseeing not only a company’s compensation scheme but also corporate governance and long-term sustainability.

Limited Participation

General Recommendation: Generally vote against an equity compensation plan proposal where:

›	The non-employee director aggregate share reserve under the plan exceeds the ISS established maximum limit of 1 percent of the outstanding common shares; or

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›

The equity plan document does not specify an annual individual non-employee director grant limit with a maximum value of (i) $100,000 worth of stock options in the case of a stock option or omnibus plan, or (ii) $150,000 worth of shares in the case of an equity plan that does not grant stock options.

Individual Grants

General Recommendation: Generally vote against individual equity grants to non-employee directors in the following circumstances:

›	In conjunction with an equity compensation plan that is on the agenda at the shareholder meeting if voting against the underlying equity compensation plan; and
›	Outside of an equity compensation plan if the director’s annual grant would exceed the above individual director limit.

Shares taken in lieu of cash fees and a one-time initial equity grant upon a director joining the board will not be included in the maximum award limit.

Rationale: To address investor concerns related to discretionary or unreasonable non-employee director participation in management equity compensation plans, ISS established an acceptable limit on grants to such directors who are not only charged with the administration of a company’s compensation program but are also responsible and accountable for the company’s overall corporate governance and long term sustainability. The established acceptable range for aggregate non-employee director option grants is 0.25 percent to 1 percent of the outstanding shares. Within that range an individual annual director limit was established based on market practice.

Canadian institutional investors do not generally support stock options as an appropriate form of equity compensation for non-employee directors, and, at a minimum, require that option grants to NEDs be substantially restricted. ISS has maintained the previously established maximum limit on stock option grants to NEDs of $100,000 per director per year. However, based on current market practice, an updated annual individual non-employee director share-based (non-option) award limit of $150,000 may be reasonable taking into consideration the increased demands on directors.

Please refer to the latest version of the Canadian Compensation Policy FAQ for further details and discussion related to the NED limit policy.

Repricing Options

Repricing History

General Recommendation: Generally vote against an equity-based compensation plan proposal if the plan expressly permits the repricing of options without shareholder approval and the company has repriced options within the past three years.

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Repricing Proposals

General Recommendation: Generally vote against proposals to reprice outstanding options. The following and any other adjustments that can be reasonably considered repricing will generally not be supported:

›	reduction in exercise price or purchase price;
›	extension of term for outstanding options, cancellation and reissuance of options; and
›	substitution of options with other awards.

Rationale: Security Based Compensation Arrangements Section 613(h)(iii) of the TSX Company Manual requires security holder approval (excluding the votes of securities held directly or indirectly by insiders benefiting from the amendment) for a reduction in the exercise price or purchase price or an extension of the term of an award under a security based compensation arrangement benefiting an insider of the issuer notwithstanding that the compensation plan may have been approved by security holders.

ISS has long opposed option repricing. Market deterioration is not an acceptable reason for companies to reprice stock options.

Although not required by TSX rules, ISS believes that any proposal to reduce the price of outstanding options, including those held by non-insiders, should be approved by shareholders before being implemented (see discussion under Plan Amendment Provisions).

The extension of option terms is also unacceptable. Options are not meant to be a no-risk proposition and may lose their incentive value if the term can be extended when the share price dips below the exercise price. Shareholders approve option grants on the basis that recipients have a finite period during which to increase shareholder value, typically five to ten years. As a company would not shorten the term of an option to rein in compensation during, for example, a commodities bull market run, it is not expected to extend the term during a market downturn when shareholders suffer a decrease in share value.

Other Compensation Plans

Employee Stock Purchase Plans (ESPPs, ESOPs)

General Recommendation: Generally vote for broadly based (preferably all employees of the company with the exclusion of individuals with 5 percent or more beneficial ownership of the company) employee stock purchase plans where the following apply:
›	Reasonable limit on employee contribution (may be expressed as a fixed dollar amount or as a percentage of base salary excluding bonus, commissions and special compensation);
›

Employer contribution of up to 25 percent of employee contribution and no purchase price discount or employer contribution of more than 25 percent of employee contribution and SVT cost of the company’s equity plans is within the allowable cap for the company;

›	Purchase price is at least 80 percent of fair market value with no employer contribution;
›	Potential dilution together with all other equity-based plans is 10 percent of outstanding common shares or less; and

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›	The Plan Amendment Provision requires shareholder approval for amendments to:
›	The number of shares reserved for the plan;
›	The allowable purchase price discount;
›	The employer matching contribution amount.

Treasury funded ESPPs, as well as market purchase funded ESPPs requesting shareholder approval, will be considered to be incentive based compensation if the employer match is greater than 25 percent of the employee contribution. In this case, the plan will be run through the ISS compensation model to assess the Shareholder Value Transfer (SVT) cost of the plan together with the company’s other equity-based compensation plans.

Eligibility and administration are also key factors in determining the acceptability of an ESPP/ESOP plan.

ISS will also take into account other compensation and benefit programs, in particular pensions.

Deferred Share Unit (DSU) Plans

General Recommendation: Generally vote for deferred compensation plans if:

›	Potential dilution together with all other equity-based compensation is 10 percent of the outstanding common shares or less.

Other elements of director compensation evaluated in conjunction with DSU plan proposals include:

›	Director stock ownership guidelines of a minimum of three times annual cash retainer;
›	Vesting schedule or mandatory deferral period which requires that shares in payment of deferred units may not be paid out until the end of board service;
›	The mix of remuneration between cash and equity; and
›	Other forms of equity-based compensation, i.e. stock options, restricted stock.

Rationale: Deferred compensation plans generally encourage a sense of ownership in the company. These types of deferred compensation arrangements are usually designed to compensate outside directors by allowing them the opportunity to take all or a portion of their annual retainer in the form of deferred units, the payment of which is postponed to some future time, typically retirement or termination of directorship and may be in cash and/or stock.

Although a DSU plan only requires shareholder approval if it reserves treasury shares, a number of companies continue to request shareholder approval for DSU plans funded by shares purchased in the open market. This type of plan will be evaluated on a qualitative basis in the same manner that ESPPs (see above) are evaluated. Eligibility and administration are key factors in determining the acceptability of such plans.

Treasury Funded Plans

Deferred share units awarded under any equity compensation plan where: i) the authorization of treasury shares for issuance is in payment of the DSUs; and ii) the DSU grants are not in-lieu of cash, would be evaluated by running the compensation model.

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Shareholder Proposals on Compensation

General Recommendation: Vote on a case-by-case basis for shareholder proposals targeting executive and director pay, taking into account:

›	The target company’s performance, absolute and relative pay levels as well as the wording of the proposal itself.

Generally vote for shareholder proposals requesting that the exercise of some, but not all stock options be tied to the achievement of performance hurdles.

Shareholder Advisory Vote Proposals

General Recommendation: Generally vote for shareholder proposals requesting the adoption of a non-binding advisory shareholder vote to ratify the report of the compensation committee.

Generally vote against shareholder proposals requesting a binding vote on executive or director compensation as being overly prescriptive and which may lead to shareholder micro-management of compensation issues that are more appropriately within the purview of the compensation committee of the board of directors.

Rationale: Based on the experience of other global markets where advisory votes are permitted, the consensus view is that advisory votes serve as a catalyst for dialogue between investors and public issuers on questionable or contentious compensation practices and can lead to a higher level of board accountability, a stronger link between pay and performance, significantly improved disclosure, and in some cases a noticed deceleration in the rate of increase in executive compensation overall.

Supplemental Executive Retirement Plan (SERP) Proposals

General Recommendation: Generally vote against shareholder proposals requesting the exclusion of bonus amounts and extra service credits to determine SERP payouts, unless the company’s SERP disclosure includes the following problematic pay practices:

›	Inclusion of equity-based compensation in the pension calculation;
›	Inclusion of target (unearned) or excessive bonus amounts in the pension calculation;
›	Addition of extra years’ service credited in other than exceptional circumstances and without compelling rationale;
›	No absolute limit on SERP annual pension benefits (ideally expressed in money terms);
›	No reduction in benefits on a pro-rata basis in the case of early retirement.

In addition, consideration will also be given to the extent to which executive compensation is performance driven and “at risk,” as well as whether bonus payouts can exceed 100 percent of base salary.

Rationale: The inclusion of bonus and incentive compensation amounts along with base salary as the basis for calculating supplemental pension benefits is generally viewed as an unacceptable market practice. Proposals that aim to limit excessive pension payments for executives are laudable. The inclusion of

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variable compensation or other enhancements under SERP provisions can significantly drive up the cost of such plans, a cost that is ultimately absorbed by the company and its shareholders.

Investor pressure to structure executive compensation so that the majority is “at risk” has driven down base salary and therefore it may be reasonable in certain cases to include short-term cash bonus amounts in the bonus calculation. Therefore, ISS will assess limits imposed on extra service credits and the overall mix of guaranteed (salary) and at risk (performance driven incentive compensation) executive compensation, as well as the size of potential cash bonus amounts, when determining vote recommendations on SERP shareholder proposals asking for elimination of these elements in SERP calculations. Given the conservative general market practice in this regard, support for such proposals should be limited to those companies that exceed standard market practice thus qualifying as problematic pay practices as outlined above.

6.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Rationale: This policy update codifies the overarching principles that are applied to all markets, globally, and clarifies the factors that ISS considers in its case-by-case evaluation of environmental and social shareholder proposals. In markets where shareholder proposals on specific environment and social issues are routinely or frequently observed on company ballots, ISS has more nuanced policies that stem from these principles to address those issues.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the

Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Canada

Proxy Voting Guidelines for Venture-Listed Companies

2015 Benchmark Policy Recommendations

Effective for Meetings on or After February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Canada Proxy Voting Guidelines for Venture-Listed Companies

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1.	ROUTINE/MISCELLANEOUS

Audit-Related

Financial Statements/Director and Auditor Reports

Companies are required under their respective Business Corporations Acts (BCAs) to submit their financial statements and the auditor’s report, which is included in the company’s annual report, to shareholders at every Annual General Meeting (AGM). This routine item is almost always non-voting.

Ratification of Auditors

General Recommendation: Generally vote for proposals to ratify auditors, unless the following applies:

›	Non-audit related fees paid to the auditor exceed audit-related fees.

Rationale: National Instrument 52-110 - Audit Committees defines “audit services” to include the professional services rendered by the issuer’s external auditor for the audit and review of the issuer’s financial statements or services that are normally provided by the external auditor in connection with statutory and regulatory filings or engagements.

In circumstances where “Other” fees include fees related to significant one-time capital restructure events: initial public offerings, emergence from bankruptcy, and spinoffs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining whether non-audit fees are excessive.

In all Canadian jurisdictions, in conjunction with National Instrument 52-110 - Audit Committees, Form 52-110F2 - Disclosure for Venture Issuers requires that Venture companies disclose:

›	The text of the audit committee’s charter;
›	The name of each audit committee member and state whether or not that member is (i) independent and (ii) financially literate;
›	Each audit committee member’s relevant education and experience to the performance of their duties as an audit committee member;
›	Any instances during the most recent financial year where a recommendation of the audit committee to compensate or nominate an external auditor was not adopted by the board of directors and why;
›	A description of any policies or procedures adopted by the audit committee for the engagement of non-audit services;
›	All fees paid to the external audit firm, broken down by category as (i) Audit Fees, (ii) Audit-Related Fees, (iii) Tax Fees, or (iv) Other Fees.

If a Venture issuer does not solicit proxies from security holders, then the required disclosure must appear in its Annual Information Form or annual MD&A.

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Other Business

General Recommendation: Generally vote against all proposals on proxy ballots seeking approval for unspecified “other business” that may be conducted at the shareholder meeting as shareholders cannot know what they are approving.

2.	BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections

Fundamental Principles

Four fundamental principles apply when determining votes on director nominees:

Board Accountability: Practices that promote accountability and enhance shareholder trust begin with transparency into a company’s governance practices (including risk management practices). These practices include the annual election of all directors by a majority of votes cast by all shareholders, affording shareholders the ability to remove directors, and providing detailed timely disclosure of voting results. Board accountability is facilitated through clearly defined board roles and responsibilities, regular peer performance review, and shareholder engagement.

Board Responsiveness: In addition to facilitating constructive shareholder engagement, boards of directors should be responsive to the wishes of shareholders as indicated by majority supported shareholder proposals or lack of majority support for management proposals including election of directors. In the case of a company controlled through a dual-class share structure, the support of a majority of the minority shareholders should equate to majority support.

Board Independence: Independent oversight of management is a primary responsibility of the board. While true independence of thought and deed is difficult to assess, there are corporate governance practices with regard to board structure and management of conflicts of interest that are meant to promote independent oversight. Such practices include the selection of an independent chair to lead the board, structuring board pay practices to eliminate the potential for self-dealing, reducing risky decision-making, ensuring the alignment of director interests with those of shareholders rather than the interests of management, and structuring separate independent key committees with defined mandates. Complete disclosure of all conflicts of interest and how they are managed is a critical indicator of independent oversight.

Board Capability: The skills, experience and competencies of board members should be a priority in director selection, but consideration should also be given to a board candidate’s ability to devote sufficient time and commitment to the increasing responsibilities of a public company director. Directors who are unable to attend board and committee meetings and/or who are overboarded (i.e., serving on too many boards) raise concern regarding the director’s ability to effectively serve in shareholders’ best interests.

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Slate Ballots (Bundled Director Elections)

General Recommendation: Generally vote withhold for all directors nominated by slate ballot at the annual/general or annual/special shareholders’ meetings. This policy will not apply to contested director elections.

Rationale: On February 24, 2012, the TSX Venture Exchange (“Venture”) released a bulletin notice reminding issuers of ongoing corporate governance requirements under Venture exchange listing rules. Among the requirements is a prohibition on any mechanisms that entrench existing management as established in section 19.6 of Policy 3.1 – Directors, Officers, Other Insiders & Personnel and Corporate Governance of the Corporate Finance Manual. Specifically cited is the prohibition on the election of the board of directors as a slate without also providing shareholders with the ability to elect each of the directors on an individual basis.

The updated policy reflects these regulatory requirements while maintaining flexibility to address specific circumstances that would warrant a case-by-case approach.

2015 ISS Canadian Definition of Independence

1. Inside Director (I)

1.1 Employees of the company or its affiliatesi;

1.2 Non-employee officer of the company if he/she is among the five most highly compensated;

1.3 Current interim CEO or any other current interim executives;

1.4 Beneficial owner of company shares with more than 50 percent of the outstanding voting rights (this may be aggregated if voting power is distributed among more than one member of a group)ii.

2. Affiliated Outside Director (AO)

Former/Interim CEOiii

2.1 Former CEO of the company or its affiliates within the past five yearsiv or of an acquired company within the past five years.

2.2 Former interim CEO within the past five yearsiv if the service was longer than 18 months or if the service was between 12 and 18 months and the compensation was high relative to that of the other directors or in line with a CEO’s compensationv at that time.

2.3 CEO of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five yearsiv.

Non-CEO Executivesiii

2.4 Former executive of the company, an affiliate, or a firm acquired within the past three years;

2.5 Former interim executive within the past three years if the service was longer than 18 months or if the service was between 12 and 18 months, an assessment of the interim executive’s terms of employment including compensation relative to other directors or in line with the top five NEOs at that time.

2.6 Executive of a former parent or predecessor firm at the time the Company was sold or split off from parent/predecessor within the past three years;

2.7 Executive, former executive within the last three years, general or limited partner of a joint venture or partnership with the company;

Relatives

2.8 Relativevi of current executive officervii of the company;

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2.9 Relative of a person who has served as an executive officer of the company within the last three years;

Transactional, Professional, Financial, and Charitable Relationships

2.10 Currently provides (or a relative provides) professional services to the company or to its officers;

2.11 Is (or a relative is) a partner, controlling shareholder or an employee of, an organization that provides professional services to the company, to an affiliate of the company, or to an individual officer of the company or one of its affiliates.

2.12 Currently employed by (or a relative is employed by) a significant customer or supplierviii;

2.13 Is (or a relative is) a trustee, director or employee of a charitable or non-profit organization that receives materialix grants or endowments from the company;

2.14 Has (or a relative has) a transactional relationship with the company excluding investments in the company through a private placement;

Other Relationships

2.15 Has a contractual/guaranteed board seat and is party to a voting agreement to vote in line with management on proposals being brought to shareholders;

2.16 Founderx of the company but not currently an employee;

2.17 Has any material relationship with the corporation or with any one or more members of management of the corporation.

Board Attestation

2.18 Board attestation that an outside director is not independent.

3. Independent Directors (IO)

3.1        No material ties to the corporation other than board seat.

Footnotes:

i “Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii Under this definition, officers of an entity and/or its affiliates holding more than 50 percent of the outstanding voting rights will be considered insiders.

iii When there is a former CEO or other officer of a capital pool company (CPC) or special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

iv The determination of a former CEO’s classification following the five year cooling-off period will be considered on acase-by-case basis. Factors taken into consideration may include but are not limited to: management/board turnover, current or recent involvement in the company, whether the former CEO is or has been Executive Chairman of the board or a company founder, length of service with the company, any related party transactions, consulting arrangements, and any other factors that may reasonably be deemed to affect the independence of the former CEO.

v ISS will look at the terms of the interim CEO’s compensation or employment contract to determine if it contains severance pay, long-term health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO.

vi Relative refers to immediate family members including spouse, parents, children, siblings, in-laws and anyone sharing the director’s home.

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vii Executive Officer will include: the CEO or CFO of the entity; the president of the entity; a vice-president of the entity in charge of a principal business unit, division or function; an officer of the entity or any of its subsidiary entities who performs a policy making function in respect of the entity; any other individual who performs a policy-making function in respect of the entity; or any executive named in the Summary Compensation Table.

viii If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of recipient’s gross revenues (the recipient is the party receiving proceeds from the transaction).

ix “Material” is defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

x The operating involvement of the Founder with the company will be considered. Little or no operating involvement may cause ISS to deem the Founder as an independent outsider.

Vote case-by-case on director nominees, examining the following factors when disclosed:

›	Independence of the board and key board committees;
›	Attendance at board, and if disclosed, committee meetings;
›	Corporate governance provisions and takeover activity;
›	Long-term company performance;
›	Directors’ ownership stake in the company;
›	Compensation practices;
›	Responsiveness to shareholder proposals;
›	Board accountability; and
›	Adoption of a Majority Voting (director resignation) policy.

Rationale: Corporate governance disclosure requirements for Venture Issuers are set out in Form 58-101F2 – Corporate Governance Disclosure. These requirements include:

›	Assessment of the independence of each director and the basis for determination;
›	Identification of any other issuer for which the director holds a board seat;
›	Description of the director orientation process, if any, and continuing education measures;
›	Description of ethical business conduct policies or procedures;
›	Disclosure of the nomination process and who is responsible for identifying new candidates;
›	Disclosure of the process for determining compensation for the directors and CEO, and who is responsible;
›	Description of standing board committees other than the audit, compensation and nominating committees;
›	Description of any board assessment procedures.

Insiders on Key Committees

General Recommendation: Vote withhold for individual directors who:

›	Are insiders on the audit committee.

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Generally vote withhold for individual directors who:

›	Are insiders on the compensation committee or the nominating committee and the committee is not majority independent.

Generally vote withhold for individual directors who:

›	Are insiders and the entire board fulfills the role of a compensation committee or a nominating committee and the board is not majority independent.

Rationale: Given the limitations presented by extremely small boards of directors at many Venture issuers, ISS believes that flexibility may be extended to these companies to permit an insider on the compensation committee (or nominating committee if there is one) as long as the committee is majority independent and thus provides an effective balance of independent directors to ensure an independent perspective to counterbalance the presence of an insider. The same rationale would apply to the board as a whole if the entire board fulfills the role of the compensation committee or nominating committee. Given, however, the importance of independent fiscal oversight to all issuers, this exception does not apply to insiders on an audit committee.

Policy Considerations for Majority Owned Companies1

ISS policies support a one-share, one-vote principle. In recognition of the substantial equity stake held by certain shareholders, on a case-by-case basis director nominees who are or who represent a controlling shareholder of a majority owned company and who will be designated as controlling insiders may be supported under ISS’ board and committee independence policies if the company meets all of the following independence and governance criteria:

›	Individually elected directors;
›

The number of directors related to the controlling shareholder should not exceed the proportion of common shares controlled by the controlling shareholder. In no event, however, should the number of directors related to the controlling shareholder exceed two-thirds of the board;

›	In addition to the above, if the CEO is related to the controlling shareholder then no more than one-third of the board should be related to management (as distinct from the controlling shareholder);
›

If the CEO and chair roles are combined or the CEO is or is related to the controlling shareholder, then there should be an independent lead director and the board should have an effective and transparent process to deal with any conflicts of interest between the company, minority shareholders, and the controlling shareholder;

›

A majority of the audit and nominating committees should be either independent directors or related directors who are independent of management. All members of the compensation committee should be independent of management. If the CEO is related to the controlling shareholder, no more than one member of the compensation committee should be a related director;

›	Prompt disclosure of detailed vote results following each shareholder meeting; and

1 A majority owned company is defined for the purpose of this policy as a company controlled by a shareholder or group of shareholders who together have an economic ownership interest under a single class common share capital structure that is commensurate with their voting entitlement of 50 percent or more of the outstanding common shares.

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›

Adoption of a majority vote standard with director resignation policy for uncontested elections OR public commitment to adopt a majority voting standard with director resignation policy for uncontested elections if the controlling shareholder ceases to control 50 percent or more of the common shares.

ISS will also consider the following:

›	The nominating committee’s process to receive and discuss suggestions from shareholders for potential director nominees; and
›	If the CEO is related to the Controlling Shareholder, the board’s process to evaluate the performance, leadership, compensation, and succession of management should be led by independent directors;

ISS will also take into consideration any other concerns related to the conduct of the subject director(s) and any controversy or questionable actions on the part of the subject director(s) that are deemed not to be in the best interests of all shareholders.

Rationale: Canadian corporate law provides significant shareholder protections. For example, under most BCAs, a shareholder or group of shareholders having a 5 percent ownership stake in a company may requisition a special meeting for the purposes of replacing or removing directors and in most jurisdictions directors may be removed by a simple majority vote. Shareholders also benefit from the ability to bring an oppression action against the board or individual directors of Canadian incorporated public companies.

Against this legal backdrop, Canadian institutions have taken steps to acknowledge and support the premise that a shareholder who has an equity stake in the common shares of a reporting issuer under a single class common share structure has a significant interest in protecting the value of that equity stake in the company and is therefore deemed to have significant alignment of interests with minority shareholders. This policy firmly supports the one-share, one-vote principle and is intended to recognize the commonality of interests between certain shareholders having a majority equity stake under a single class share structure and minority shareholders in protecting the value of their investment.

This policy will not be considered at dual class companies having common shares with unequal voting rights.

Audit Fee Disclosure

General Recommendation: Generally vote withhold for individual directors who are members of the audit committee as reported in the most recently filed public documents if:

›

No audit fee information is disclosed by the company within 120 days[2] after its fiscal year end. In the event that the shareholders’ meeting at which ratification of auditors is a voting item is scheduled prior to the end of the 120 day reporting deadline and the audit fees for the most recently completed fiscal year have not yet been provided, the vote recommendation will be based on the fee disclosure for the prior fiscal.

2 Venture-listed reporting issuers are not required to file Annual Financial Statements (AFS) until up to 120 days after the company’s fiscal year end.

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Rationale: The disclosure of audit fees by category is a regulatory requirement and this information is of great importance to shareholders due to the concern that audit firms could compromise the independence of a company audit in order to secure lucrative consulting services from the company.

Excessive Non-Audit Fees

General Recommendation: Generally vote withhold from individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if:

›	Non-audit fees (Other Fees) paid to the external audit firm exceed audit and audit-related fees.

Rationale: Part 2 of National Instrument 52-110 - Audit Committees states that the audit committee must be directly responsible for overseeing the work of the external auditor and that the audit committee must pre-approve all non-audit services provided to the issuer or its subsidiary entities by the issuer’s external auditor. It is therefore appropriate to hold the audit committee accountable for payment of excessive non-audit fees.

Director Attendance

Meeting attendance disclosure is not required for Venture issuers. Therefore, no policy is contemplated in this area.

Voting on Directors for Egregious Actions

General Recommendation: Under extraordinary circumstances, vote withhold for directors individually, one or more committee members, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight[3] or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Rationale: Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis and subsequent events. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests.

In the event of exceptional circumstances (including circumstances relating to past performance on other boards) that raise substantial doubt about a director’s ability to effectively monitor management and serve in the best interests of shareholders, a withhold vote may be recommended.

3 Examples of failure of risk oversight include, but are not limited to: bribery, large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; or hedging of company stock.

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Board Responsiveness

In keeping with Canadian market expectations and improvements to provide shareholders with the ability to affect board change, a lack of board response to shareholder majority votes or majority withhold votes on directors is unacceptable and would result in one of the following:

General Recommendation: Generally vote withhold for continuing individual directors, committee members, or the continuing members of the entire board of directors, where prior meeting voting results have been disclosed, if:

›

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a majority voting/director resignation policy and the Nominating Committee[4] has not required that the director leave the board after 90 days, or has not provided another form of acceptable response to the shareholder vote, which will be reviewed on a case-by-case basis;

›

At the previous board election, any director received more than 50 percent withhold votes of the votes cast under a plurality voting standard and the company has failed to address the issue(s) that caused the majority withheld vote; or

›	The board failed to act[5] on a shareholder proposal that received the support of a majority of the votes cast (excluding abstentions) at the previous shareholder meeting.

As indicated at the beginning of the guidelines for Voting on Director Nominees in Uncontested Elections, board responsiveness is a fundamental principle that should apply when determining votes on director nominees.

Rationale: Follow-up action or response by the board is warranted in the instance where a director is not supported by a majority of the votes cast by shareholders but remains on the board at the next election. A reasonable period of time within which the board or nominating committee is expected to deal with a director resignation under these circumstances is indicated in the widely accepted version of Canadian majority-voting, director-resignation policies endorsed by the CCGG.

Disclosed board response and rationale will be taken into consideration in limited extraordinary circumstances in the event that a director’s resignation is not accepted by the board or the concern that caused majority shareholder opposition has not been addressed. The vote recommendation will be determined on a case-by-case basis that is deemed to be in the best interests of shareholders.

Unilateral Adoption of an Advance Notice Provision

General Recommendation: Generally vote withhold for individual directors, committee members, or the entire board as appropriate in situations where an advance notice policy has been adopted by the board but has not been included on the voting agenda at the next shareholders’ meeting.

4 Or other board committee charged with the duties of a nominating committee as specified in the company’s majority voting director resignation policy.

5 Responding to the shareholder proposal will generally mean either full implementation of the proposal or, if the matter requires a vote by shareholders, a management proposal on the next annual ballot to implement the proposal. Responses that involve less than full implementation will be considered on a case-by-case basis.

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Continued lack of shareholder approval of the advanced notice policy in subsequent years may result in further withhold recommendations.

Rationale: The ability of shareholders to put forward potential nominees for election to the board is a fundamental right and should not be amended by management or the board without shareholders’ approval, or, at a minimum, with the intention of receiving shareholder approval at the next annual or annual/special meeting of shareholders. As such, the board of directors, as elected representatives of shareholders’ interests and as the individuals primarily responsible for corporate governance matters, should be held accountable for allowing such policies to become effective without further shareholder approval.

Furthermore, disclosures regarding these policies should be made available to shareholders (similar to shareholder proposal deadline disclosures or majority voting policy disclosures) because they are substantive changes that may impact shareholders’ ability to nominate director candidates. Failure to provide such disclosure is not in shareholders’ best interests.

Other Board-Related Proposals

Classification/Declassification of the Board

General Recommendation: Vote against proposals to classify the board. Vote for proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

General Recommendation: Generally vote for shareholder proposals seeking separation of the offices of CEO and chair if:

›	The company has a single executive occupying both positions; and
›	The board is not majority independent.

Rationale: The separation of the positions of chair and CEO is supported as it is viewed as superior to the lead director concept. The positions of chair and CEO are two distinct jobs with different job responsibilities. The chair is the leader of the board of directors, which is responsible for selecting and replacing the CEO, setting executive pay, evaluating managerial and company performance, and representing shareholder interests. The CEO, by contrast, is responsible for maintaining the day-to-day operations of the company and being the company’s spokesperson. It therefore follows that one person cannot fulfill both roles without conflict.

At Venture issuers, however, one person typically fulfills both roles due to limited resources and the extremely small size of boards. As noted previously, flexibility is necessary for these small issuers but shareholders expect at a minimum that the board of directors comprised a majority of independent directors in order to provide the requisite independent balance to board oversight.

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Majority Vote Standard for the Election of Directors

General Recommendation: Generally vote for resolutions requesting that: (i) the board adopt a majority vote standard and director resignation policy for director elections or (ii) the company amend its bylaws to provide for majority voting, whereby director nominees are elected by the affirmative vote of the majority of votes cast, unless:

›	A majority voting policy is codified in the company’s bylaws, corporate governance guidelines, or other governing documents prior to an election to be considered; and

›

The company has adopted formal corporate governance principles that provide an adequate response to both new nominees as well as “holdover” nominees (i.e. incumbent nominees who fail to receive 50 percent of votes cast).

Proxy Contests - Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case in contested elections taking into account:

›	Long-term financial performance of the target company relative to its industry;
›	Management’s track record;
›	Background to the proxy contest;
›	Nominee qualifications and any compensatory arrangements;
›	Strategic plan of dissident slate and quality of critique against management;
›	Likelihood that the proposed goals and objectives can be achieved (both slates); and
›	Stock ownership positions

Overall Approach: When analyzing proxy contests, ISS focuses on two central questions:

›	Have the dissidents met the burden of proving that board change is warranted? And, if so;
›	Will the dissident nominees be more likely to affect positive change (i.e., increase shareholder value) versus the incumbent nominees?

When a dissident seeks a majority of board seats, ISS will require from the dissident a well-reasoned and detailed business plan, including the dissident’s strategic initiatives, a transition plan and the identification of a qualified and credible new management team. ISS will then compare the detailed dissident plan against the incumbent plan and the dissident director nominees and management team against the incumbent team in order to arrive at a vote recommendation.

When a dissident seeks a minority of board seats, the burden of proof imposed on the dissident is lower. In such cases, ISS will not require from the dissident a detailed plan of action, nor is the dissident required to prove that its plan is preferable to the incumbent plan. Instead, the dissident will be required to prove that board change is preferable to the status quo and that the dissident director slate will add value to board deliberations including by, among other factors, considering issues from a viewpoint different from that of the current board members.

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Reimbursing Proxy Solicitation Expenses

General Recommendation: Vote case-by-case taking into account:

›	Whether ISS recommends in favour of the dissidents, in which case we may recommend approving the dissident’s out of pocket expenses if they are successfully elected and the expenses are reasonable.

3.	SHAREHOLDER RIGHTS & DEFENSES

Advance Notice Requirements

General Recommendation: Vote case-by-case on proposals to adopt or amend an advance notice board policy or to adopt or amend articles or by-laws containing or adding an advance notice requirement. These provisions will be evaluated to ensure that all of the provisions included within the requirement solely support the stated purpose of the requirement. The purpose of advance notice requirements, as generally stated in the market, is:

›	To prevent stealth proxy contests;
›	To provide a reasonable framework for shareholders to nominate directors by allowing shareholders to submit director nominations within a reasonable timeframe; and
›	To provide all shareholders with sufficient information about potential nominees in order for them to make informed voting decisions on such nominees.

Features that may be considered problematic under ISS’ evaluation include but are not limited to:

›

For annual notice of meeting given not less than 50 days prior to the meeting date, the notification timeframe within the advance notice requirement should allow shareholders the ability to provide notice of director nominations at any time not less than 30 days prior to the shareholders’ meeting. The notification timeframe should not be subject to any maximum notice period. If notice of annual meeting is given less than 50 days prior to the meeting date, a provision to require shareholder notice by close of business on the 10th day following first public announcement of the annual meeting is supportable. In the case of a special meeting, a requirement that a nominating shareholder must provide notice by close of business on the 15th day following first public announcement of the special shareholders’ meeting is also acceptable;

›	The board’s inability to waive all sections of the advance notice provision under the policy or bylaw, in its sole discretion;
›

A requirement that any proposed nominee deliver a written agreement wherein the proposed nominee acknowledges and agrees, in advance, to comply with all policies and guidelines of the company that are applicable to directors;

›	Any provision that restricts the notification period to that established for the originally scheduled meeting in the event that the meeting has been adjourned or postponed;
›

Any additional disclosure requests within the advance notice requirement or the company’s ability to require additional disclosure that exceeds that required within a dissident proxy circular or that goes beyond that necessary to determine director nominee qualifications, relevant experience, shareholding or voting interest in the company, or independence in the same manner as would be required and

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disclosed for management nominees; and in any event where there is no indication from the company that such additional disclosure, if requested and received, will be made publicly available to shareholders;

›

Stipulations within the provision that the corporation will not be obligated to include any information provided by dissident director nominees or nominating shareholders in any shareholder communications, including the proxy statement; and

›	Any other feature or provision determined to have a negative impact on shareholders’ interests and deemed outside the purview of the stated purpose of the advance notice requirement.

Rationale: As advance notice requirements continue to evolve and their use is tested by market participants, Canadian institutional investors are voicing concerns about the specific provisions contained therein. Investors have cautioned with respect to the potential for certain provisions included within these requirements to be used to impede the ability of shareholders to nominate director candidates to the board of directors, a fundamental shareholder right under Canada’s legal and regulatory framework.

A minimum 30-day shareholder notice period supports notice and access provisions and is in keeping with the stated purpose of advance notice requirements which is to prevent last minute or stealth proxy contests. Any maximum threshold for shareholder notice is deemed unacceptable, and the removal of such is expected to facilitate timelier access to the proxy and afford shareholders more time to give complete and informed consideration to dissident concerns and director nominees.

Enhanced and discretionary requirements for additional information that is not then provided to shareholders, provisions that may prohibit nominations based on restricted notice periods for postponed or adjourned meetings and written confirmations from nominee directors in advance of joining the board are all examples of the types of provisions that have the potential to be misused and are outside the intended stated purpose of advance notice requirements.

Recent court cases have provided a clear indication that these provisions are intended to protect shareholders, as well as management, from ambush and that they are not intended to exclude nominations given on ample notice or to buy time to allow management to develop a strategy to defeat dissident shareholders. As well, these rulings have shown that in the case of ambiguous provisions the result should weigh in favour of shareholder voting rights.

For more detail regarding ISS’ policy on advance notice requirements, please see the latest version of our Advance Notice Requirement FAQ.

Enhanced Shareholder Meeting Quorum for Contested Director Elections

General Recommendation: Generally vote against new by-laws or amended by-laws that would establish two different quorum levels which would result in implementing a higher quorum solely for those shareholder meetings where common share investors seek to replace the majority of current board members (“Enhanced Quorum”).

Rationale: With Enhanced Quorum, the ability to hold a shareholders’ meeting is subject to management’s predetermination that a contested election to replace a majority of directors is the singularly most important corporate issue, thus justifying a significantly higher shareholder (or proxy) presence before the meeting

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can commence. From a corporate governance perspective, this higher threshold appears to be inconsistent with the view that shareholder votes on any voting item should carry equal importance and should therefore be approved under the same quorum requirement for all items.

Companies have indicated in examples to date that Enhanced Quorum is not designed to block the potential consequence of a majority change in board memberships. In the absence of Enhanced Quorum being met, the affected shareholder meeting will be adjourned for up to 65 days. Notwithstanding the equality of all voting issues, shareholders may question the benefits of a delayed shareholder meeting resulting from a 50 percent quorum requirement for the initial meeting.

Appointment of Additional Directors Between Annual Meetings

General Recommendation: Generally vote for these resolutions where:

›	The company is incorporated under a statute (such as the Canada Business Corporations Act) that permits removal of directors by simple majority vote;
›	The number of directors to be appointed between meetings does not exceed one-third of the number of directors appointed at the previous annual meeting; and
›	Such appointments must be ratified by shareholders at the annual meeting immediately following the date of their appointment.

Articles/By-laws

General Recommendation: Generally vote for proposals to adopt or amend articles/by-laws unless the resulting document contains any of the following:

›

The quorum for a meeting of shareholders is set below two persons holding 25 percent of the eligible vote (this may be reduced to no less than 10 percent in the case of a small company that can demonstrate, based on publicly disclosed voting results, that it is unable to achieve a higher quorum and where there is no controlling shareholder);

›	The quorum for a meeting of directors is less than 50 percent of the number of directors;
›	The chair of the board has a casting vote in the event of a deadlock at a meeting of directors;
›	An alternate director provision that permits a director to appoint another person to serve as an alternate director to attend board or committee meetings in place of the duly elected director;
›

An advance notice requirement that includes one or more provisions which could have a negative impact on shareholders’ interests and which are deemed outside the purview of the stated purpose of the requirement;

›	Authority is granted to the board with regard to altering future capital authorizations or alteration of the capital structure without further shareholder approval;
›	Any other provisions that may adversely impact shareholders’ rights or diminish independent effective board oversight.

In any event, proposals to adopt or amend articles or bylaws will generally be opposed if the complete article or by-law document is not included in the meeting materials for thorough review or referenced for ease of location on SEDAR, unless the proposed amendment is required by regulation or will simplify share registration.

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Rationale: Constating documents such as articles and by-laws (in concert with the legislative framework provided by Canada’s various BCAs) establish the rights of shareholders of a company and the procedures through which the board of directors exercises its duties. Given this foundational role, these documents should reflect best practices within the Canadian market wherever possible.

›

Quorum Requirements: The quorum requirement for meetings of shareholders should encourage wide-ranging participation from all shareholders. Shareholder meeting quorum requirements that allow only one shareholder to constitute quorum could allow a single significant or controlling shareholder to dominate meetings at the expense of minority shareholders. Quorum requirements with lower shareholding thresholds, such as five percent, could provide a significant shareholder or a small group of shareholders with the ability to pass resolutions that may be considered contentious or problematic by other shareholders. Likewise, quorum requirements for meetings of directors should ensure that at least half of shareholders’ representatives are present before significant decisions are made. Directors’ responsibilities include attending all meetings for which their presence is scheduled and a company’s core documents should reflect this duty.

›

Casting Vote for the Chair at Board Meetings: While the chair is the appointed leader of the board, the authority granted to the chair by shareholders is no greater than that granted to any other director. Providing the chair with a casting or second vote in the event of a tie could result in a power structure which is not conducive to effective governance. Additionally, while boards are increasingly transitioning toward a governance structure involving a separate chair and CEO, many issuers still combine these roles or appoint a recent former CEO as board chair. In cases where the board is divided on an issue, it is inappropriate from the perspective of shareholders for an insider or affiliated outsider to have the final decision in contentious matters which could significantly affect shareholders’ interests.

›

Alternate Directors: A provision allowing for alternate directors, who have been neither elected by shareholders nor ratified by shareholders following board appointment, raises serious concerns regarding whether these individuals may be bound to serve in the best interests of shareholders. Furthermore, directors must be willing to earmark sufficient time and effort toward serving on a board once they have accepted the responsibility entrusted to them by shareholders. The appointment of unelected alternates is inconsistent with this duty.

›

Problematic Advance Notice Requirements: A number of advance notice requirements have been included on ballots as amendments to company by-laws or articles. Any such requirements are deemed significant additions to the bylaw or articles and therefore are reviewed with respect to whether they negatively affect shareholders’ ability to nominate directors to the board. See ISS’ policy on Advance Notice Requirements for details.

›

Blanket Authority for Share Capital Structure Alterations: In recent years, some companies incorporated under the Business Corporations Act (British Columbia) (“BCBCA”) have sought to amend their constating documents to provide the board with blanket authority to alter the company’s share capital structure. These changes include the ability to increase the company’s authorized capital and change restrictions on any class of shares. Although permitted under the BCBCA, shareholders would be better served if changes which could affect shareholders’ interests required shareholder approval.

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Other Problematic Provisions: Other proposals to alter the articles or by-laws will be approached on a case-by-case basis. Where a potential inclusion, deletion, or amendment is deemed contrary to shareholders’ interests, ISS will generally, taking into consideration any other problematic factors or mitigating circumstances, recommend against such changes.

Cumulative Voting

General Recommendation: Where such a structure would not be detrimental to shareholder interests, generally vote for proposals to introduce cumulative voting.

Generally vote against proposals to eliminate cumulative voting.

Generally vote for proposals to restore or permit cumulative voting but exceptions may be made depending on the company’s other governance provisions such as the adoption of a majority vote standard for the election of directors.

Confidential Voting

General Recommendation: Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as:

›

The proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived for that particular vote.

Generally vote for management proposals to adopt confidential voting.

Poison Pills (Shareholder Rights Plans)

General Recommendation: Vote case-by-case on management proposals to ratify a shareholder rights plan (poison pill) taking into account whether it conforms to ‘new generation’ rights plan best practice guidelines and its scope is limited to the following two specific purposes:

›	To give the board more time to find an alternative value enhancing transaction; and
›	To ensure the equal treatment of all shareholders.

Vote against plans that go beyond these purposes if:

›	The plan gives discretion to the board to either:
›	Determine whether actions by shareholders constitute a change in control;
›	Amend material provisions without shareholder approval;
›	Interpret other provisions;
›	Redeem the rights or waive the plan’s application without a shareholder vote; or
›	Prevent a bid from going to shareholders.

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›	The plan has any of the following characteristics:
›	Unacceptable key definitions;
›	Reference to Derivatives Contracts within the definition of Beneficial Owner;
›	Flip over provision;
›	Permitted bid minimum period greater than 60 days;
›	Maximum triggering threshold set at less than 20 percent of outstanding shares;
›	Does not permit partial bids;
›	Includes a Shareholder Endorsed Insider Bid (SEIB) provision;
›	Bidder must frequently update holdings;
›	Requirement for a shareholder meeting to approve a bid; and
›	Requirement that the bidder provide evidence of financing.
›	The plan does not:
›	Include an exemption for a “permitted lock up agreement”;
›	Include clear exemptions for money managers, pension funds, mutual funds, trustees, and custodians who are not making a takeover bid; and
›	Exclude reference to voting agreements among shareholders.

Rationale: The evolution of “new generation” shareholder rights plans in Canada has been the result of reshaping the early antitakeover provision known as a “poison pill” into a shareholder protection rights plan that serves only two legitimate purposes: (i) to increase the minimum time period during which a Permitted Bid may remain outstanding to 60 days in order to the give the board of directors of a target company sufficient time (over and above the current statutory 35 day limit) to find an alternative to a takeover bid that would increase shareholder value; and (ii) to ensure that all shareholders are treated equally in the event of a bid for their company.

Elimination of board discretion to interpret the key elements of the plan was critical to this evolution. Definitions of Acquiring Person, Beneficial Ownership, Affiliates, Associates and Acting Jointly or in Concert are the terms that set out the who, how, and when of a triggering event. These definitions in early poison pills contained repetitive, circular, and duplicative layering of similar terms which created confusion and made interpretation difficult. Directors were given broad discretion to interpret the terms of a rights plan to determine when it was triggered, or in other words, whether a takeover bid could proceed. This, in turn, created enough uncertainty for bidders or potential purchasers to effectively discourage non-board negotiated transactions. It can be seen how the early poison pill became synonymous with board and management entrenchment.

“New generation” rights plans have therefore been drafted to remove repetitive and duplicative elements along with language that gives the board discretion to interpret the terms of the plan. Also absent from “new generation” plans are references to similar definitions in regulation. Definitions found in various regulations often contain repetitive elements, but more importantly they cross-reference other definitions in regulation that are unacceptable to and not intended to serve the same purpose as those found in a “new generation” rights plan.

A number of other definitions are relevant to the key definitions mentioned above and are therefore equally scrutinized. Exemptions under the definition of Acquiring Person, for example, such as Exempt Acquisitions and Pro Rata Acquisitions, are sometimes inappropriately drafted to permit acquisitions that should trigger a rights plan. In order for an acquisition to be pro rata, the definition must ensure that a

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person may not, by any means, acquire a greater percentage of the shares outstanding than the percentage owned immediately prior to the acquisition. It should also be noted that “new generation” rights plans are premised on the acquisition of common shares and ownership at law or in equity. Therefore references to the voting of securities or the extension of beneficial ownership to encompass derivative securities that may result in deemed beneficial ownership of securities that a person has no right to acquire goes beyond the acceptable purpose of a rights plan.

Equally important to the acceptability of a shareholder rights plan is the treatment of institutional investors who have a fiduciary duty to carry out corporate governance activities in the best interests of the beneficial owners of the investments that they oversee. These institutional investors should not trigger a rights plan through their investment and corporate governance activities for the accounts of others. The definition of Independent Shareholders should make absolutely clear these institutional investors acting in a fiduciary capacity for the accounts of others are independent for purposes of approving a takeover bid or other similar transaction, as well as approving future amendments to the rights plan.

Probably one of the most important and most contentious definitions in a shareholder rights plan is that of a Permitted Bid. ISS guidelines provide that an acceptable Permitted Bid definition must permit partial bids. Canadian takeover bid legislation is premised on the ability of shareholders to make the determination of the acceptability of any bid for their shares, partial or otherwise, provided that it complies with regulatory requirements. In the event that a partial bid is accepted by shareholders, regulation requires that their shares be taken up on a pro rata basis. Shareholders of a company may welcome the addition of a significant new shareholder for a number of reasons.

Also unacceptable to the purpose of a rights plan is the inclusion of a “Shareholder Endorsed Insider Bid” (SEIB) provision which would allow an “Insider” and parties acting jointly or in concert with an Insider an additional less rigorous avenue to proceed with a take-over bid without triggering the rights plan, in addition to making a Permitted Bid or proceeding with board approval. The SEIB provision allows Insiders the ability to take advantage of a less stringent bid provision that is not offered to other bidders who must make a Permitted Bid or negotiate with the board for support.

Finally, a “new generation” rights plan must contain an exemption for lockup agreements and the definition of a permitted lockup agreement must strike the proper balance so as not to discourage either (i) the potential for a bidder to lock up a significant shareholder and thus give some comfort of a certain degree of success, or (ii) the potential for competitive bids offering a greater consideration and which would also necessitate a locked up person be able to withdraw the locked up shares from the first bid in order to support the higher competing bid.

New generation rights plans are limited to achieving the two purposes identified here. They ensure that shareholders are treated equally in a control transaction by precluding creeping acquisitions or the acquisition of a control block through private agreements between a few large shareholders; and they provide a reasonable time period to allow a corporation’s directors and management to develop an alternative to maximize shareholder value.

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Reincorporation Proposals

General Recommendation: Vote case-by-case on proposals to change a company’s jurisdiction of incorporation taking into account:

›	Financial and corporate governance concerns, including: the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Generally vote for reincorporation when:

›	Positive financial factors outweigh negative governance implications; or
›	Governance implications are positive.

Generally vote against reincorporation if business implications are secondary to negative governance implications.

Supermajority Vote Requirements

General Recommendation: Generally vote against proposals to require a supermajority shareholder vote at a level above that required by statute.

Generally vote for proposals to lower supermajority vote requirements.

4.	CAPITAL/RESTRUCTURING

Mergers and Corporate Restructurings

General Recommendation: For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing the various and sometimes countervailing factors including:

Valuation: Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

Market Reaction: How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

Strategic Rationale: Does the deal make sense strategically? From where is value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.

Negotiations and Process: Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

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Conflicts of Interest: Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

Governance: Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Capital Structure

Increases in Authorized Capital

General Recommendation: Vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance. Generally vote for proposals to approve increased authorized capital if:

›	A company’s shares are in danger of being de-listed; or
›	A company’s ability to continue to operate as a going concern is uncertain.

Generally vote against proposals to approve unlimited capital authorization.

Rationale: Canadian jurisdictions generally, and most recently the Business Corporations Act (British Columbia), permit companies to have an unlimited authorized capital. ISS prefers to see companies with a fixed maximum limit on authorized capital, with at least 30 percent of the authorized stock issued and outstanding. Limited capital structures protect against excessive dilution and can be increased when needed with shareholder approval.

Private Placement Issuances

General Recommendation: Vote case-by-case on private placement issuances taking into account:

›	Whether other resolutions are bundled with the issuance;
›	Whether the rationale for the private placement issuance is disclosed;
›	Dilution to existing shareholders’ position:
›	issuance that represents no more than 30 percent of the company’s outstanding shares on a non-diluted basis is considered generally acceptable;
›	Discount/premium in issuance price to the unaffected share price before the announcement of the private placement;
›	Market reaction: The market’s response to the proposed private placement since announcement; and
›	Other applicable factors, including conflict of interest, change in control/management, evaluation of other alternatives.

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Generally vote for the private placement issuance if it is expected that the company will file for bankruptcy if the transaction is not approved or the company’s auditor/management has indicated that the company has going concern issues.

Rationale: The TSX-V requires shareholder approval for private placements where:

›	The issuance of the private placement shares would result in or be part of a transaction which would result in the creation of a new control person; or
›	The issuance of the private placement shares constitutes a related party transaction in the contect of Polixy 5.9. In this case, disinterested shareholder approval would be required.

In addition, the TSX-V may require shareholder approval where the private placement appears to be undertaken as a defensive tactic to a takeover bid.

Allowable discounts for private placements not requiring shareholder approval are as follows:

Market Price	Maximum Discount
$0.50 or less	25%
$0.51 to $2.00	20%
Above $2.00	15%

In instances where a company will file for bankruptcy if the transaction is not approved or where a company has going concern issues, the urgent need for financing will generally override the other criteria under examination. In instances where the transaction is required for other financing purposes, the other criteria will be examined on a case-by-case basis.

Blank Cheque Preferred Stock

General Recommendation: Generally vote against proposals to create unlimited blank cheque preferred shares or increase blank cheque preferred shares where:

›	The shares carry unspecified rights, restrictions, and terms; or
›	The company does not specify the purpose for the creation or increase of such shares;

Generally vote for proposals to create a reasonably limited6 number of preferred shares where both of the following apply:

›	The company has stated in writing and publicly disclosed that the shares will not be used for antitakeover purposes; and
›	The voting, conversion, and other rights, restrictions and terms of such stock where specified in the articles and are reasonable.

6 Institutional investors have indicated low tolerance for dilutive preferred share issuances. Therefore, if the authorized preferreds may be assigned conversion rights or voting rights when issued, the authorization should be limited to no more than 20 percent of the outstanding common shares as of record date. If the preferred share authorization proposal prohibits the assignment of conversion, voting or any other right attached which could dilute or negatively impact the common shares or the rights of common shareholders when such preferred shares are issued, a maximum authorization limit of 50 percent of the outstanding common shares as of record date may be supported taking into account the stated purpose for the authorization and other details of the proposal.

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2015 Canada Proxy Voting Guidelines for Venture-Listed Companies

Dual-class Stock

General Recommendation: Generally vote against proposals to create a new class of common stock that will create a class of common shareholders with diminished or superior voting rights.

The following is an exceptional set of circumstances under which we would generally support a dual class capital structure. Such a structure must meet all of the following criteria:

›	It is required due to foreign ownership restrictions and financing is required to be done out of country;
›	It is not designed to preserve the voting power of an insider or significant shareholder;
›	The subordinate class may elect some board nominees;
›	There is a sunset provision; and
›	There is a coattail provision that places a prohibition on any change in control transaction without approval of the subordinate class shareholders.

Escrow Agreements

General Recommendation: Generally vote against an amendment to an existing escrow agreement where the company is proposing to delete all performance-based release requirements in favour of time-driven release requirements.

Rationale: On going public, certain insiders of smaller issuers must place a portion of their shares in escrow. The primary objective of holding shares in escrow is to ensure that the key principals of a company continue their interest and involvement in the company for a reasonable period after public listing.

5.	COMPENSATION

Equity Compensation Plans

General Recommendation: Vote on a case-by-case basis on share-based compensation plans. Generally vote against an equity compensation plan proposal if:

›	The basic dilution (i.e. not including warrants or shares reserved for equity compensation) represented by all equity compensation plans is greater than 10 percent;
›	The average annual option burn rate is no more than 5 percent per year (generally averaged over most recent three-year period);
›	The plan expressly permits the repricing of options without shareholder approval and the company has repriced options within the past three years.

Plan Amendment Provisions

General Recommendation: Generally vote against a proposal to adopt or amend plan amendment provisions where shareholder approval is not required for the following types of amendments under any share-based compensation arrangement, whether or not such approval is required under current regulatory rules:

›	Any increase in the number of shares reserved for issuance under a plan or plan maximum;
›	Any reduction in exercise price or cancellation and reissue of options or other entitlements;

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2015 Canada Proxy Voting Guidelines for Venture-Listed Companies

›	Any amendment that extends the term of options beyond the original expiry;
›	Any amendment which would permit options granted under the Plan to be transferable or assignable other than for normal estate settlement purposes; and
›	Amendments to the plan amendment provisions.

Rationale: Although the changes affected by the TSX related to Plan Amendment Provisions do not apply to Venture issuers, some such issuers continue to submit Plan Amendment Provisions for shareholder approval. In the event that shareholders are asked to vote on such a proposal, ISS uses substantially the same basic guidelines as those developed for TSX issuers which can be found with a more complete explanation in the ISS Canadian Proxy Voting Guidelines for TSX-listed issuers. Because Venture issuers are not required to adopt detailed plan amendment provisions, these guidelines will not result in a vote against an equity-based compensation plan if the plan meets our dilution and burn rate guidelines noted above.

Any proposal to increase the maximum number of shares reserved under a plan requires specific shareholder approval for the increase even if the plan includes a shareholder-approved general amendment procedure permitting increases to such maximum numbers.

From a corporate governance viewpoint, the practice of repricing any outstanding options is unacceptable and this view is not limited to only those options held by insiders. ISS has for many years recommended against any repricing of outstanding options. The rationale for these recommendations is based on the original purpose of stock options as at-risk, incentive compensation that is meant to align the interests of option-holders with those of shareholders. Options have, however, come to be viewed as a sort of substitute currency that may be used to compensate service providers and consultants. It may be questionable to expect that outsiders, who have no direct impact on the business operations of a company, can, through their relationships with the company, contribute in any meaningful way to an increase in shareholder value. The use of stock options may be viewed as inappropriate for this purpose and not an acceptable justification for repricing any outstanding options when shareholders must suffer the consequences of a downturn in share price.

The ability of plan participants to assign options by means of Option Transfer Programs or any other similar program which results in option holders receiving value for underwater options when shareholders must suffer the consequences of declining share prices does not align the interests of option holders with those of shareholders and removes the intended incentive to increase share price which was originally approved by shareholders.

Repricing Proposals

General Recommendation: Generally vote against management proposals to reprice outstanding options. The following and any other adjustments that can be reasonably considered repricing will generally not be supported: reduction in exercise price or purchase price, extension of term for outstanding options, cancellation and reissuance of options, substitution of outstanding options with other awards or cash.

Rationale: Canadian institutional investors have long opposed option repricing. Market deterioration is not an acceptable reason for companies to reprice stock options.

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The extension of option terms is also unacceptable. Options are not meant to be a no-risk proposition and may lose their incentive value if the term can be extended when the share price dips below the exercise price. Shareholders approve option grants on the basis that recipients have a finite period during which to increase shareholder value, typically five to ten years. As a company would not shorten the term of an option to rein in compensation during, for example, a profitable bull market run, it is not expected to extend the term during a market downturn when shareholders suffer a decrease in shareholder value.

Other Compensation Plans

Venture issuers tend to rely heavily on stock option plans as an alternative to cash compensation. In the event that a Venture issuer has an Employee Stock Purchase Plan or Deferred Share Unit Plan, we have included the following guidelines which are substantially similar to those for TSX listed issuers.

Employee Stock Purchase Plans (ESPPs, ESOPs)

Venture companies do not usually implement these kinds of plans. In the event that shareholders are asked to approve a share purchase plan, votes should be determined on a case-by-case basis.

General Recommendation: Generally vote for broadly based (preferably all employees of the company with the exclusion of individuals with 5 percent or more beneficial ownership of the company) employee stock purchase plans where all of the following apply:

›	Reasonable limit on employee contribution (may be expressed as a fixed dollar amount or as a percentage of base salary excluding bonus, commissions and special compensation);
›	Employer contribution of up to 25 percent of employee contribution and no purchase price discount;
›	Purchase price is at least 80 percent of fair market value with no employer contribution;
›	Potential dilution together with all other equity-based plans is ten percent of outstanding common shares or less; and
›	The Plan Amendment Provision requires shareholder approval for amendments to:
›	The number of shares reserved for the plan;
›	The allowable purchase price discount;
›	The employer matching contribution amount.

Treasury funded ESPPs, as well as market purchase funded ESPPs requesting shareholder approval, will be considered to be incentive based compensation if the employer match is greater than 25 percent of the employee contribution.

ESPPs that require the authorization of treasury shares for issuance in payment of the deferred units would be evaluated on a dilution, eligibility and administration basis.

ISS will also take into account other compensation and benefit programs, in particular pensions.

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2015 Canada Proxy Voting Guidelines for Venture-Listed Companies

Deferred Share Unit (DSU) Plans

General Recommendation: Generally vote for deferred compensation plans if:

›	Potential dilution together with all other equity-based compensation is 10 percent of the outstanding common shares or less.

Other elements of director compensation to evaluate in conjunction with DSU plan proposals include:

›	The mix of remuneration between cash and equity;
›	Other forms of equity-based compensation, i.e. stock options, restricted stock; and
›	Vesting schedule or mandatory deferral period.

Rationale: Deferred compensation arrangements generally encourage a sense of ownership in the company and are usually designed to compensate outside directors by allowing them the opportunity to take all or a portion of their annual retainer in the form of deferred units, the payment of which is postponed to some future time, typically retirement or termination of directorship and may be in cash and/or stock.

Although a DSU plan only requires shareholder approval if it reserves treasury shares, a number of companies continue to request shareholder approval for DSU plans funded by shares purchased in the open market.

Open Market Share Purchase Funded Plans

Eligibility and administration are key factors in determining the acceptability of such plans. In the event that a plan can be funded by either open market share purchases or treasury shares, it will be evaluated on a potential dilution basis.

Treasury Funded Plans

Deferred share units awarded under any equity compensation plan that requires the authorization of treasury shares for issuance in payment of the deferred units would be evaluated on a dilution, eligibility, and administration basis.

Shareholder Proposals on Compensation

General Recommendation: Vote on a case-by-case basis for shareholder proposals targeting executive and director pay, taking into account:

›	The target company’s performance, absolute and relative pay levels as well as the wording of the proposal itself.

Generally vote for shareholder proposals requesting that the exercise of some, but not all stock options be tied to the achievement of performance hurdles.

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2015 Canada Proxy Voting Guidelines for Venture-Listed Companies

6.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Rationale: This policy update codifies the overarching principles that are applied to all markets, globally, and clarifies the factors that ISS considers in its case-by-case evaluation of environmental and social shareholder proposals. In markets where shareholder proposals on specific environment and social issues are routinely or frequently observed on company ballots, ISS has more nuanced policies that stem from these principles to address those issues.

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2015 Canada Proxy Voting Guidelines for Venture-Listed Companies

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Brazil

Proxy Voting Summary Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Brazil Proxy Voting Guidelines

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Appointment of Independent Auditors	14
Mandatory Takeover Bid Waivers	14
Reincorporation Proposals	14
Expansion of Business Activities	14
Related-Party Transactions	15
Antitakeover Mechanisms	15
Shareholder Proposals	15

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2015 Brazil Proxy Voting Guidelines

1.	OPERATIONAL ITEMS

Financial Results/Director and Statutory Reports

General Recommendation: Vote for approval of financial statements and statutory reports, unless:

›	There are concerns about the accounts presented or audit procedures used;
›	The external auditor expresses no opinion or qualified opinion over the financial statements; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

ISS will note whenever fees for non-audit services exceed standard annual audit-related fees. However, Brazilian companies are not required to present the ratification of external auditors to a shareholder vote, and the establishment of an audit committee is not mandatory. (Brazilian regulations allow external auditors to serve for a five-year term, or a 10-year term if the company establishes an audit committee.) Consequently, excessive non-audit fees will generally not result in adverse vote recommendations.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

Appointment of Internal Statutory Auditors (Fiscal Council)

General Recommendation: Vote for the appointment or (re)election of statutory auditors, unless:

›	The name of the management nominee(s) is not disclosed in a timely manner prior to the meeting;
›	There are serious concerns about the statutory reports presented or the audit procedures used;
›	Questions exist concerning any of the statutory auditors being appointed; or
›	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Brazilian companies are generally required to distribute at least 25 percent of adjusted net income as dividends to shareholders. Brazilian law also considers interest-on-capital-stock payments as dividends.

General Recommendation: Vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation or in the absence of adequate total shareholder returns; or
›	The payout is excessive given the company’s financial position.

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2015 Brazil Proxy Voting Guidelines

Stock (Scrip) Dividend Alternative

General Recommendation: Vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis. Note that Brazilian companies frequently seek shareholder approval to ratify even non-material changes in share capital.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

2.	BOARD OF DIRECTORS

Director Elections

The best practice code of the Brazilian Institute of Corporate Governance (IBGC) recommends that boards be at least majority independent. This recommendation has become increasingly pertinent as the free float of Brazilian companies continues to grow. Nonetheless, majority-independent boards remain very rare in Brazil.

Companies that are part of the Novo Mercado and Nivel 2 listing segments of the Sao Paulo Stock Exchange (BM&FBovespa) are required to maintain a minimum of 20-percent board independence. BM&FBovespa regulations also allow companies to round down the required number of independent directors. Companies that are part of the Nivel 1 listing segment and non-differentiated (“traditional”) companies are not subject to a minimum requirement.

Institutional investors largely believe that the aforementioned board independence requirements are presently inadequate, in light of the current free float and average board independence of companies in the differentiated listing segments. Moreover, the BM&FBovespa itself has sought to raise its minimum independence requirements, though issuers belonging to the voluntary listing segments voted down a proposal to do so in 2010.

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2015 Brazil Proxy Voting Guidelines

ISS’ benchmark board independence policy specifies that the boards of issuers belonging to the Novo Mercado and Nivel 2, the country’s highest levels of corporate governance, must be at least 30-percent independent, consistent with proportional board representation best practices and the growing expectations of institutional investors.

Very few companies present unbundled director election proposals. While directors nominated by a controlling shareholder must be disclosed 15 days prior to the meeting date, minority shareholders may present the names of their nominees up to the time of the meeting. These rules were designed to minimize restrictions on minority shareholders, but end up having a negative impact on international investors, who must often submit voting instructions in the absence of complete nominee information.

General Recommendation: Vote for the bundled election of directors, unless:

›	Adequate disclosure of management nominees has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements;
›	There have been questionable transactions with conflicts of interest;
›	There are any records of abuses against minority shareholder interests; or
›	The board fails to meet minimum corporate governance standards.

Vote against the bundled election of directors if the post-election board at Novo Mercado and Nivel 2 companies is not at least 30-percent independent.

Vote against the bundled election of directors if the names of the management nominees are not disclosed in a timely manner prior to the meeting.

Vote against the election of directors nominated by non-controlling shareholders presented as a separate voting item if the nominee names are not disclosed in a timely manner prior to the meeting.

Vote for individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote on a case-by-case basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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2015 Brazil Proxy Voting Guidelines

ISS Classification of Directors – Brazil Policy 2015

Executive Director

›	Employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;
›

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative[1] of a current employee of the company or its affiliates;
›	Relative[1] of a former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (five-year cooling off period);
›	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
›	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

›	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

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2015 Brazil Proxy Voting Guidelines

Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services;consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom, Ireland, Hong Kong and Singapore, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

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2015 Brazil Proxy Voting Guidelines

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

›

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

›

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

›	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

Vote against proposals to increase board terms.

3.	CAPITAL STRUCTURE

Brazilian companies frequently seek shareholder approval to ratify even non-material changes in share capital through the approval of article amendments. However, Brazilian regulations also allow the board to issue shares up to the authorized capital limit, without additional shareholder approval, as long as such a provision is included in the company’s bylaws.

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2015 Brazil Proxy Voting Guidelines

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

[LOGO]
General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

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2015 Brazil Proxy Voting Guidelines

Preferred Stock

General Recommendation: Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

›	A repurchase limit of up to 10 percent of outstanding issued share capital; and
›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”).

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests.

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2015 Brazil Proxy Voting Guidelines

In addition, ISS will recommend against any proposal where:

›	The repurchase can be used for takeover defenses;
›	There is clear evidence of abuse;
›	There is no safeguard against selective buybacks; and/or
›	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4.	COMPENSATION

Shareholders are asked to approve the aggregate remuneration of directors and executive officers at Brazilian annual general meetings in a binding vote. The company’s board of directors then decides how to allocate this aggregate remuneration figure among different individuals. The aggregate remuneration figure approved by shareholders should be inclusive of the variable remuneration that directors and executive officers may receive.

The Brazilian Securities Regulator (CVM) requires companies to disclose the average and maximum total compensation of their highest paid director and executive officer. However, a number of issuers have opted not to comply with the CVM’s requirement based on a federal injunction filed in 2010 by the Brazilian Institute of Finance Executives (IBEF).

Management Compensation

General Recommendation: Generally vote for management compensation proposals that are presented in a timely manner and include all disclosure elements required by the Brazilian Securities Regulator (CVM).

Vote against management compensation proposals when:

›	The company fails to present a detailed remuneration proposal or the proposal lacks clarity; or
›	The company does not disclose the total remuneration of its highest-paid executive; or
›	The figure provided by the company for the total compensation of its highest-paid administrator is not inclusive of all elements of the executive’s pay.

Compensation Plans

In Brazil, equity-based compensation plans were rarely submitted to shareholder approval prior to 2006. Since the publication of Instruction 481 by the Brazilian Securities Regulator (CVM) in December 2009,

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effective as of January 2010, companies are required to publish all facts relevant to such plans at least 15 days prior to the meeting date. According to this regulation, Brazilian companies should, at a minimum, disclose detailed information regarding potential dilution, exercise prices, vesting features, and performance criteria.

General Recommendation: ISS will generally support reasonable equity pay plans that encourage long-term commitment and ownership by its recipients without posing significant risks to shareholder value.

Practically all of the plans presented since the implementation of the 2009 CVM guidelines have included reasonable dilution limits and adequate vesting conditions. Performance criteria, meanwhile, are rarely disclosed. ISS’ assessments of these plans have generally hinged on the presence of discounted exercise prices (which are common in Brazil), particularly in the absence of specific performance criteria.

Vote against a stock option plan, or an amendment to the plan, if:

›	The plan lacks a minimum vesting cycle of three years; and/or
›

The plan permits options to be issued with an exercise price at a discount to the current market price, in the absence of explicitly stated, challenging performance hurdles related to the company’s historical financial performance or the industry benchmarks; and/or

›

The maximum dilution exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value; and/or

›	Directors eligible to receive options under the scheme are involved in the administration of the plan.

5.	OTHER ITEMS

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

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›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient and timely information upon request to make an informed voting decision.

Appointment of Independent Auditors

General Recommendation: Vote for the election of auditors to conduct valuation of proposed transactions, unless:
›	Name of the proposed auditors has not been published;
›	There are serious concerns about the procedures used by the auditor;
›	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
›	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

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Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) is conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

Mandatory Bid Provisions (sometimes referred to as poison pills in Brazil), are the antitakeover provisions most commonly used by these companies.

The ownership triggers for these mandatory bids typically range between 15-35 percent, and some include onerous minimum price provisions. The BM&FBovespa attempted in late 2010 to require all issuers in the Novo Mercado to adopt a mandatory bid provision with a 30-percent trigger, though the measure was voted down by issuers (since the Novo Mercado is a voluntary listing segment).

A few companies also include voting caps in their bylaws, though issuers in the differentiated listing segments may not have a voting cap below 5 percent.

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Vote for mandatory bid provisions that are structured in line with the recommendations of the Sao Paulo Stock Exchange’s Novo Mercado listing segment:

›	Ownership trigger of 30 percent or higher; and
›	Reasonable pricing provisions.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Americas Regional

Proxy Voting Summary Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Americas Regional Proxy Voting Guidelines

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COVERAGE	UNIVERSE

This document applies to all Latin American markets (excluding Brazil which has a separate market policy) as well as certain companies incorporated in “Tax Haven” markets. Tax Haven markets covered under this policy may include the following: Anguilla, Antigua/Barbuda, Bahamas, Barbados, Bermuda, Cayman Islands, Curacao, Liberia, Marshall Islands, Mauritius, Panama, UK Virgin Islands, and the US Virgin Islands. (Companies incorporated in these markets that are listed in the U.S. are generally evaluated under U.S. guidelines, except those considered Foreign Private Issuers (FPIs) by the SEC, and thus exempt from most listing and disclosure requirements, and are subject to guidelines based on minimal governance standards under ISS’ FPI Policy or, otherwise, guidelines for the relevant regional or market policy.)

1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

General Recommendation: Vote for the approval of financial statements and director and auditor reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

›	There are serious concerns about the procedures used by the auditor;
›	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
›	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company; and
›	Fees for non-audit services exceed standard annual audit-related fees.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor’s (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise ISS may recommend against the auditor election.

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Appointment of Internal Statutory Auditors

General Recommendation: Vote for the appointment or (re)election of statutory auditors, unless:

›	There are serious concerns about the statutory reports presented or the audit procedures used;
›	Questions exist concerning any of the statutory auditors being appointed; or
›	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation or in the absence of positive shareholder returns; or
›	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

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2.	BOARD OF DIRECTORS

Director Elections

General Recommendation: Vote for management nominees in the election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements;
›	There have been questionable transactions with conflicts of interest;
›	There are any records of abuses against minority shareholder interests; or
›	The board fails to meet minimum corporate governance standards;
›	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote against the election of directors at all companies if the name(s) of the nominee(s) is not disclosed in a timely manner prior to the meeting.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

For Foreign Private Issuers (FPIs), vote against non-independent nominees if:

›	The board is less than majority independent;
›	Non-independent nominees sit on any key committee(s); or
›	The company lacks any formal key committee(s).

For FPIs, generally vote against directors nominated by slate ballot.

ISS Classification of Directors - Americas Regional Policy 2015

Executive Director

›	Employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;

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›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;
›

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative[1] of a current employee of the company or its affiliates;
›	Relative[1] of a former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family, but not currently an employee;
›	Former executive (five-year cooling off period);
›	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
›	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

›	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

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[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom, Ireland, Hong Kong and Singapore, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

›

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

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›

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

›	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

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Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

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Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

›	A repurchase limit of up to 10 percent of outstanding issued share capital;
›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration that does not exceed market practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests.

In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

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›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In addition, ISS will recommend against any proposal where:

›	The repurchase can be used for takeover defenses;
›	There is clear evidence of abuse;
›	There is no safeguard against selective buybacks; and/or
›	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4.	COMPENSATION

Compensation Plans

General Recommendation: Vote compensation plans on a case-by-case basis.

Vote against a stock option plan, or an amendment to the plan, if:

›	The maximum number of shares to be issued under the proposed plan is not disclosed; and/or
›	The company has not disclosed any information regarding the key terms of the proposed stock option plan.

For FPIs, vote against a stock option plan, or an amendment to the plan, if:

›	The total cost of the company’s equity plans is unreasonable;
›	The plan expressly permits repricing;
›	A pay-for-performance misalignment is found;
›	The company’s three year burn rate exceeds the burn rate cap of its industry group;
›	The plan has a liberal change-of-control definition; or
›	The plan is a vehicle for problematic pay practices.

Where the design and disclosure levels of equity compensation plans are not comparable to those seen at U.S. companies, the plans will be evaluated according to the Americas Regional Proxy Voting Guidelines.

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Director Compensation

General Recommendation: Vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Vote against proposals to introduce retirement benefits for non-executive directors.

5.	OTHER ITEMS

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

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Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) is conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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2015 Americas Regional Proxy Voting Guidelines

6.	FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, will be subject to the following policy:

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS’ Americas Regional Proxy Voting Guidelines.

All other voting items will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Europe

Summary Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Europe Summary Proxy Voting Guidelines

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2015 Europe Summary Proxy Voting Guidelines

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2015 Europe Summary Proxy Voting Guidelines

COVERAGE	UNIVERSE

The following is a condensed version of the proxy voting recommendations contained in ISS’ European Proxy Voting Manual.

ISS’ European Policy applies to Member States of the European Union (EU) or the European Free Trade Association (EFTA), with the exception of the United Kingdom and Ireland, which are subject to the UK and Ireland policy which is based on the National Association of Pension Funds (NAPF) Corporate Governance Policy and Voting Guidelines. In both cases, European territories that are politically associated with a given Member State are subject to the same policy as that Member State. Other European territories are subject to either ISS’ separate, market-specific policies, or ISS’ EMEA Regional Policy.

Specifically, ISS’ European Policy applies to companies incorporated in the following territories: Austria, Belgium, Bulgaria, Croatia, the Czech Republic, Cyprus, Denmark, Estonia, the Faroe Islands, Finland, France, Germany, Greece, Greenland, Hungary, Iceland, Italy, Latvia, Liechtenstein, Lithuania, Luxembourg, Malta, the Netherlands, Norway, Poland, Portugal, Romania, Spain, Slovakia, Slovenia, Sweden, and Switzerland.

ISS’ approach is not “one-size-fits-all” and takes relevant market-specific factors into account in our research and recommendations. Therefore this document distinguishes in various places between different markets and on the basis of other differentiating factors. These distinctions are based on different market practices and best practice recommendations throughout Europe.

DEFINITIONS	AND EXPLANATIONS

The term “widely held” refers to companies that ISS designates as such based on their membership in a major index and/or the number of ISS clients holding the securities.

For stylistic purposes, this document may use the adjectival form of country names to refer to companies incorporated or listed in a given market.

1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

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2015 Europe Summary Proxy Voting Guidelines

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for proposals to ratify auditors and/or proposals authorizing the board to fix auditor fees, unless:

›	There are serious concerns about the procedures used by the auditor;
›	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
›	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
›	Name of the proposed auditors has not been published;
›	The auditors are being changed without explanation; or
›

For companies on the local main index or MSCI-EAFE index, fees for non-audit services exceed either 100 percent of standard audit-related fees or any stricter limit set in local best practice recommendations or law.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spinoffs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns relating to the audit procedures, independence of auditors, and/or name of auditors, ISS will focus on the auditor election. For concerns relating to fees paid to the auditors, ISS will focus on remuneration of auditors if this is a separate voting item, otherwise ISS would focus on the auditor election.

Appointment of Internal Statutory Auditors

General Recommendation: Vote for the appointment or reelection of statutory auditors, unless:

›	There are serious concerns about the statutory reports presented or the audit procedures used; or
›	Questions exist concerning any of the statutory auditors being appointed; or
›	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

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Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

2.	BOARD OF DIRECTORS

Non-Contested Director Elections

General Recommendation: Vote for management nominees in the election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements;
›	There have been questionable transactions with conflicts of interest;
›	There are any records of abuses against minority shareholder interests;
›	The board fails to meet minimum corporate governance standards;
›	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities; and
›	Repeated absences at board meetings have not been explained (in countries where this information is disclosed).

In addition to these general factors, ISS may recommend against due to concerns related to at least one of the following specific factors, which are presented below as separate subsections:

I.	Director Terms
II.	Bundling of Proposals to Elect Directors
III.	Board independence
IV.	Disclosure of Names of Nominees
V.	Combined Chairman/CEO
VI.	Election of a Former CEO as Chairman of the Board
VII.	Overboarded Directors

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VIII.	Voto di Lista (Italy)
IX.	One Board Seat per Director
X.	Composition of Committees
XI.	Composition Nominating Committee (Sweden and Norway)
XII.	Election of Censors (France)

This policy is distinct from ISS’ policy on contested director elections, which is presented as a separate policy item.

Note also that this policy is complemented by three additional policies: “Compensation-Related Voting Sanctions” and “Voting on Directors for Egregious Actions,” which both address a comparatively rare set of additional circumstances, and “Corporate Assembly and Committee of Representatives Elections,” which states how ISS applies its director election policy in Norway and Denmark in cases where the board is not directly elected by shareholders.

Director Terms

For Belgium, France, Italy, Netherlands, Spain, and Switzerland, vote against the election or re-election of any director when his/her term is not disclosed or when it exceeds four years and adequate explanation for non-compliance has not been provided. In these markets, the maximum board terms are either recommended best practice or required by legislation. Under best practice recommendations, companies should shorten the terms for directors when the terms exceed the limits suggested by best practices. The policy will be applied to all companies in these markets, for bundled as well as unbundled items.

Clients will also be advised to vote against article amendment proposals to extend board terms. In cases where a company’s articles provide for a shorter limit and where the company wishes to extend director terms from three or fewer years to four years, for example, ISS will recommend a vote against, based on the general principle that director accountability is maximized by elections with a short period of renewal.

Bundling of Proposal to Elect Directors

Bundling together proposals that could be presented as separate voting items is not considered good market practice, because bundled resolutions leave shareholders with an all-or-nothing choice, skewing power disproportionately towards the board and away from shareholders. As director elections are one of the most important voting decisions that shareholders make, directors should be elected individually.

For the markets of Bulgaria, Croatia, Czech Republic, Estonia, France, Germany, Hungary, Latvia, Lithuania, Poland, Romania, Slovakia, Slovenia, and Spain vote against the election or reelection of any directors if individual director elections are an established market practice and the company proposes a single slate of directors.

In France, unbundled director elections are market practice, in Germany it has been recommended best practice since July 20, 2005, and in Spain it has been recommended best practice since Jan. 1, 2007. The policy will be applied to all companies in these markets.

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2015 Europe Summary Proxy Voting Guidelines

Board Independence

Independence will be determined according to ISS’ European Classification of Directors. If a nominee cannot be categorized, ISS will consider that person non-independent and include that nominee in the calculation.

The following policies would be applied to all widely held companies1, unless there is a majority shareholder:

›	For all markets (except Greece or Portugal), vote against the election or reelection of any non-independent directors (excluding the CEO) if:
›	Fewer than 50 percent of the board members elected by shareholders would be independent, or
›	Fewer than one-third of board members, including those who, in accordance with local law(s) requiring their mandatory board membership, are not elected by shareholders, would be independent.

›

In Italy, at least half of the board should be independent (50 percent). Issuers with a controlling shareholder will be required to have a board consisting of at least one-third independent members (33 percent). This applies to individual director appointments (co-options). In the case of complete board renewals that are regulated by the Italian slate system (“voto di lista”), board independence will be one of the factors for determining which list of nominees ISS considers best suited to add value for shareholders based, as applicable, on ISS European policies.

›

For companies incorporated in Portugal or Greece, at least one-third of the board will be required to be independent. ISS will recommend a vote against the entire slate of candidates (in the case of bundled elections), or a vote against the election of any non-independent directors (in the case of unbundled elections) if board independence level does not meet the minimum recommended one-third threshold.

For companies with a majority shareholder (excluding Italy and Portugal):

›

Generally vote against the election or reelection of any non-independent directors (excluding the CEO) if the level of independence on the board will be lower than minority shareholders’ percentage of equity ownership, or, in any case, if the board will be less than one-third independent (whichever is higher).

›

Minority shareholders’ ownership percentage is calculated by subtracting the majority shareholder’s equity ownership percentage from 100 percent. Majority control is defined in terms of economic interest and not voting rights, and is considered to be any shareholder or group of shareholders acting collectively that control at least 50 percent + 1 share of the company’s equity capital. This independence threshold is applied to controlled widely held companies or main index-listed/MSCI-EAFE member companies which would otherwise fall under a 50-percent independence guideline as described in the Board Independence Policy.

1 Widely held companies are interpreted as:

›	Generally, based on their membership in a major index and/or the number of ISS clients holding the securities;
›	For Sweden, Norway, Denmark, Finland, and Luxembourg: based on local blue chip market index and/or MSCI EAFE companies;
›	For Portugal, based on their membership in the PSI-20 and/or MSCI-EAFE index.

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›

However, in markets where the local corporate governance code addresses board independence at controlled companies, ISS will generally recommend against the election or reelection of any non-independent directors (excluding the CEO) if the level of independence on the board is lower than the local code recommendation, but in any case, if the level of board independence will be less than one-third.

Disclosure of Names of Nominees

Vote against the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is being written. This policy will be applied to all companies in these markets, for bundled and unbundled items.

Combined Chairman/CEO

Generally, vote against (re)election of combined chair/CEOs at widely held European companies. However, when the company provides assurance that the chair/CEO would only serve in the combined role on an interim basis (no more than two years), with the intent of separating the roles within a given time frame, considerations should be given to these exceptional circumstances. In this respect, the vote recommendation would be made on a case-by-case basis. In order for ISS to consider a favorable vote recommendation for a combined chair/CEO to serve on an interim basis, the company would need to provide adequate control mechanisms on the board (such as a lead independent director, a high overall level of board independence, and a high level of independence on the board’s key committees).

This policy will be applied to all widely held European companies that propose the (re)election of a combined chair/CEO to the board, including cases where the chair/CEO is included in an election by slate.

Election of a Former CEO as Chairman of the Board

Generally vote against the election or reelection of a former CEO as chairman to the supervisory board or board of directors at widely held companies in Germany, Austria, and the Netherlands. In markets such as Germany, where the general meeting only elects the nominees and, subsequently, the new board’s chairman, ISS will generally recommend a vote against the election or election of a former CEO, unless the company has publicly confirmed prior to the general meeting that he will not proceed to become chairman of the board.

Considerations should be given to any of the following exceptional circumstances on a case-by-case basis if:

›	There are compelling reasons that justify the election or reelection of a former CEO as chairman; or
›	The former CEO is proposed to become the board’s chairman only on an interim or temporary basis; or
›	The former CEO is proposed to be elected as the board’s chairman for the first time after a reasonable cooling-off period; or
›	The board chairman will not receive a level of compensation comparable to the company’s executives nor assume executive functions in markets where this is applicable.

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Overboarded Directors

In Austria, Belgium, France, Germany, Italy, Luxembourg, the Netherlands, Spain, and Switzerland, at widely held companies, ISS will generally recommend a vote against a candidate when s/he holds an excessive number of board appointments, as referenced by the more stringent of the provisions prescribed in local law or best practice governance codes, or the following guidelines:

›	Executive directors are expected not to hold other executive or chairmanship positions. They may, however, hold up to two other non-executive directorships.
›	Non-executive chairmen are expected not to hold executive positions elsewhere or more than one other chairmanship position. They may, however, hold up to three other non-executive directorships.
›	Non-executive directors who do not hold executive or chairmanship positions may hold up to four other non-executive directorships.

An adverse vote recommendation will not be applied to a director within a company where he/she serves as CEO or chair; instead, any adverse vote recommendations will be applied to his/her additional seats on other company boards.

ISS will take into account board positions held in global publicly listed companies.

For directors standing for (re)election at French companies, ISS will take into account board appointments as censors in French publicly listed companies.

Voto di Lista (Italy)

In Italy, director elections generally take place through the voto di lista mechanism (similar to slate elections). Since the Italian implementation of the European Shareholder Rights Directive (effective since Nov. 1, 2010), issuers must publish the various lists 21 days in advance of the meeting.

Since shareholders only have the option to support one such list, where lists are published in sufficient time, ISS will recommend a vote on a case-by-case basis, determining which list of nominees it considers is best suited to add value for shareholders based, as applicable, on ISS European policies for Director Elections and for Contested Director Elections.

Those companies that are excluded from the provisions of the European Shareholder Rights Directive publish lists of nominees 10 days before the meeting. In the case where nominees are not published in sufficient time, ISS will recommend a vote against the director elections before the lists of director nominees are disclosed. Once the various lists of nominees are disclosed, ISS will issue an alert to its clients and, if appropriate, change its vote recommendation to support one particular list.

One Board Seat per Director

In cases where a director holds more than one board seat on a single board and the corresponding votes, manifested as one seat as a physical person plus an additional seat(s) as a representative of a legal entity, vote against the election/reelection of such legal entities and in favor of the physical person.

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However, an exception is made if the representative of the legal entity holds the position of CEO. In such circumstances, ISS will typically recommend a vote in favor of the legal entity and against the election/reelection of the physical person.

While such occurrences are rare, there have been cases where a board member may have multiple board seats and corresponding votes. Holding several board seats concurrently within one board increases this person’s direct influence on board decisions and creates an inequality among board members.

This situation has manifested in Belgium, Luxembourg, and France. This is not a good corporate governance practice, as it places disproportionate influence and control in one person.

Composition of Committees

In Belgium, Denmark, Finland, France, Luxembourg, the Netherlands, Norway, Spain, Sweden, and Switzerland, vote against the (re)election of executives who serve on the company’s audit or remuneration committee. ISS may recommend against if the disclosure is too poor to determine whether an executive serves or will serve on a committee. If a company does not have an audit or a remuneration committee, ISS may consider that the entire board fulfills the role of a committee. In such case, ISS may recommend against the executives, including the CEO, up for election to the board.

For Belgium, the Netherlands, and Switzerland, vote against the (re)election of non-independent members of the audit committee and/or the remuneration committee if their (re)election would lead to a non-independent majority on the respective committee.

These policies apply only to companies for which ISS includes overall board independence as a factor in its analysis of board elections.

Markets where local corporate governance codes prescribe specific composition requirements are assessed in accordance with compliance with their local codes. More stringent requirements are applied to those markets where local corporate governance codes prescribe more robust composition requirements.

Separation of power is one of the fundamental tenets of good corporate governance. The primary objective of the board is to provide independent oversight of executive management, and because board committees are entrusted with carrying out crucial functions for this purpose, such as assessing the veracity of the independent audit and carrying out board succession planning, it is important that committees be sufficiently independent of management. The presence of executive directors on audit and compensation committees represents clear and widely recognized conflicts of interest. Executive audit committee members may compromise the integrity of the independent audit, and the presence of executives on the compensation committee means that executives are allowed to select the directors who determine their pay. Corporate governance codes in a number of European markets have already introduced amendments in recent years which recommend majority independence on key committees such as the audit and remuneration committees, and even the outright ban of executive members on these committees, and this policy is intended to reflect these code recommendations as well as market practice.

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Composition Nomination Committee (Sweden, Norway, and Finland)

Vote for proposals in Sweden, Norway, and Finland to elect or appoint a nominating committee consisting mainly of non-board members.

Vote for shareholder proposals calling for disclosure of the names of the proposed candidates at the meeting, as well as the inclusion of a representative of minority shareholders in the committee.

The above policy notwithstanding, vote against proposals in Sweden to elect or appoint such a committee if the company is on the MSCI-EAFE or local main index and the following conditions exist:

1. A member of the executive management would be a member of the committee;

2. More than one board member who is dependent on a major shareholder would be on the committee; or

3. The chair of the board would also be the chair of the committee.

In cases where the principles for the establishment of the nominating committee, rather than the election of the committee itself, are being voted on, vote against the adoption of the principles if any of the above conditions are met for the current committee, and there is no publicly available information indicating that this would no longer be the case for the new nominating committee.

Election of Censors (France)

For widely held companies, ISS will generally recommend a vote against proposals seeking shareholder approval to elect a censor, to amend bylaws to authorize the appointment of censors, or to extend the maximum number of censors to the board. However, ISS will recommend a vote on a case-by-case basis when the company provides assurance that the censor would serve on a short-term basis (maximum one year) with the intent to retain the nominee before his/her election as director. In this case, consideration shall also be given to the nominee’s situation (notably overboarding or other factors of concern).

In consideration of the principle that censors should be appointed on a short-term basis, vote against any proposal to renew the term of a censor or to extend the statutory term of censors.

ISS Classification of Directors - European Policy 2015

Executive Director

›	Employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a dissenting significant shareholder unless there is a clear lack of material[4] connection with the dissident, either currently or historically;

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›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;
›

Currently provides (or a relative¹ provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test3);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative¹ of a current or former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (five-year cooling off period);
›

Excessive years of service from date of first appointment, as determined by the EC Recommendation 2005/162/EC, local corporate governance codes, or local best practice, is generally a determining factor in evaluating director independence.[4] ;

›	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

›	Not classified as non-independent by ISS (see above);
›	No material[5] connection, either direct or indirect, to the company (other than a board seat) or to a significant shareholder.

Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” and considered a non-independent NED).

Footnotes

1 “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

2 Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

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3 A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated; or

A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value (of all outstanding financing operations) compared to the company’s total assets is more than 5 percent.

4 For example, the EC recommendation 2005/162/EC’s definition of independence provides that in order to remain independent, a non-executive director shall have served on the [supervisory] board for no more than 12 years. For countries governed by ISS’ European policy, ISS will follow the EC recommendation and apply stricter tenure limits where recommended by local corporate governance codes or established by local best practice.

5 For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are considered best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

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Voting on Directors for Egregious Actions

General Recommendation: Under extraordinary circumstances, vote against or withhold from directors individually, on a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Committee of Representatives and Corporate Assembly Elections (Denmark and Norway)

General Recommendation: For Norwegian and Danish companies where shareholders vote on elections for members of the corporate assembly or committee of representatives, but not directly on the board of directors, vote case-by-case on corporate assembly and committee of representative elections based on the board of directors’ compliance with ISS’ director election policy.

Discharge of Directors

General Recommendation: Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties, warranted on a case-by-case basis, by:

›

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest;

›

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions;

›	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

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Board Structure

General Recommendation: Vote for routine proposals to fix board size.

Vote against the introduction of classified boards and/or mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).

Vote for issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines (e.g. issuance periods limited to 18 months for the Netherlands).

For French companies:

›	Vote for general issuance requests with preemptive rights, or without preemptive rights but with a binding “priority right,” for a maximum of 50 percent over currently issued capital.
›	Generally vote for general authorities to issue shares without preemptive rights up to a maximum of 10 percent of share capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

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Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain, or convert to, a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Florange Act- Double Voting Rights (France)

For French companies that:

›	Did not have a bylaw allowing for double voting rights before the enactment of the Law of 29 March 2014 (Florange Act); and
›	Do not currently have a bylaw prohibiting double-voting rights; and either

›	Do not have on their ballot for shareholder approval a bylaw amendment to prohibit double-voting, submitted by either management or shareholders; or
›	Have not made a public commitment to submit such a bylaw amendment to shareholder vote before April 3, 2016;

Then, on a case-by-case basis, ISS may recommend against the following types of proposals:

›	The reelection of directors or supervisory board members; or
›	The approval of the discharge of directors; or
›	If neither reelection of directors/supervisory board members nor approval of discharge is considered appropriate, then the approval of the annual report and accounts.

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

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Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without pre-emptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: ISS will generally recommend for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

›	A repurchase limit of up to 10 percent of outstanding issued share capital;
›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	Duration of no more than 5 years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are

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required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”);, and
›	Duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	Duration of no more than 18 months.

In addition, ISS will recommend against any proposal where:

›	The repurchase can be used for takeover defenses;
›	There is clear evidence of abuse;
›	There is no safeguard against selective buybacks;
›	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Market-Specific Exceptions

For Italy and Germany, vote for share-repurchase plans and share reissuance plans that would use call and put options if the following criteria are met:

›	The duration of the authorization is limited in time to no more than 18 months;
›	The total number of shares covered by the authorization is disclosed;
›

The number of shares that would be purchased with call options and/or sold with put options is limited to a maximum of 5 percent of currently outstanding capital (or half of the total amounts allowed by law in Italy and Germany);

›	A financial institution, with experience conducting sophisticated transactions, is indicated as the party responsible for the trading; and
›	The company has a clean track record regarding repurchases.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

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4.	COMPENSATION

Compensation Guidelines

Preamble

The assessment of compensation follows the ISS Global Principles on Executive and Director Compensation which are detailed below. These principles take into account global corporate governance best practice.

The ISS Global Principles on Compensation underlie market-specific policies in all markets:

1.	Provide shareholders with clear, comprehensive compensation disclosures;
2.	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;
3.	Avoid arrangements that risk “pay for failure;”
4.	Maintain an independent and effective compensation committee;
5.	Avoid inappropriate pay to non-executive directors.

In line with European Commission Recommendation 2004/913/EC, ISS believes that seeking annual shareholder approval for a company’s compensation policy is a positive corporate governance provision.

In applying the Five Global Principles, ISS has formulated European Compensation Guidelines which take into account local codes of governance, market best practice, and the Recommendations published by the European Commission. ISS analyzes compensation-related proposals based on the role of the beneficiaries and has therefore divided its executive and director compensation policy into two domains:

I.	Executive compensation-related proposals; and
II.	Non-executive director compensation-related proposals

Executive compensation-related proposals

General Recommendation: ISS will evaluate management proposals seeking ratification of a company’s executive compensation-related items on a case-by-case basis, and will generally recommend a vote against a company’s compensation-related proposal if such proposal fails to comply with one or a combination of several of the global principles and their corresponding rules:

1.	Provide shareholders with clear and comprehensive compensation disclosures:
1.1.	Information on compensation-related proposals shall be made available to shareholders in a timely manner;
1.2.	The level of disclosure of the proposed compensation policy shall be sufficient for shareholders to make an informed decision and shall be in line with what local market best practice standards dictate;
1.3.	Companies shall adequately disclose all elements of the compensation, including:
1.3.1.	Any short- or long-term compensation component must include a maximum award limit.

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1.3.2.	Long-term incentive plans must provide sufficient disclosure of (i) the exercise price/strike price (options); (ii) discount on grant; (iii) grant date/period; (iv) exercise/vesting period; and, if applicable, (v) performance criteria.
1.3.3.	Discretionary payments, if applicable.
2.	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value:
2.1.	The structure of the company’s short-term incentive plan shall be appropriate.
2.1.1.	The compensation policy must notably avoid guaranteed or discretionary compensation.
2.2.	The structure of the company’s long-term incentives shall be appropriate, including, but not limited to, dilution, vesting period, and, if applicable, performance conditions.
2.2.1.	Equity-based plans or awards that are linked to long-term company performance will be evaluated using ISS’ general policy for equity-based plans; and
2.2.2.	For awards granted to executives, ISS will generally require a clear link between shareholder value and awards, and stringent performance-based elements.
2.3.	The balance between short- and long-term variable compensation shall be appropriate
2.3.1.	The company’s executive compensation policy must notably avoid disproportionate focus on short-term variable element(s)
3.	Avoid arrangements that risk “pay for failure”:
3.1.	The board shall demonstrate good stewardship of investor’s interests regarding executive compensation practices.
3.1.1.	There shall be a clear link between the company’s performance and variable awards.
3.1.2.	There shall not be significant discrepancies between the company’s performance and real executive payouts.
3.1.3.	The level of pay for the CEO and members of executive management should not be excessive relative to peers, company performance, and market practices.
3.1.4.	Significant pay increases shall be explained by a detailed and compelling disclosure.
3.2.	Severance pay agreements must not be in excess of (i) 24 months’ pay or of (ii) any more restrictive provision pursuant to local legal requirements and/or market best practices.
3.3.	Arrangements with a company executive regarding pensions and post-mandate exercise of equity-based awards must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.
4.	Maintain an independent and effective compensation committee:
4.1.	No executives may serve on the compensation committee.
4.2.	In certain markets the compensation committee shall be composed of a majority of independent members, as per ISS policies on director election and board or committee composition.

In addition to the above, ISS will generally recommend a vote against a compensation-related proposal if such proposal is in breach of any other supplemental market-specific ISS voting policies.

Non-Executive Director Compensation

5.	Avoid inappropriate pay to non-executive directors.

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General Recommendation: ISS will generally recommend a vote for proposals to award cash fees to non-executive directors, and will otherwise:

Recommend a vote against where:

›	Documents (including general meeting documents, annual report) provided prior to the general meeting do not mention fees paid to non-executive directors.
›	Proposed amounts are excessive relative to other companies in the country or industry.
›	The company intends to increase the fees excessively in comparison with market/sector practices, without stating compelling reasons that justify the increase.
›	Proposals provide for the granting of stock options, or similarly structured equity-based compensation, to non-executive directors.
›	Proposals introduce retirement benefits for non-executive directors.

And recommend a vote on a case-by-case basis where:

›	Proposals include both cash and share-based components to non-executive directors.
›	Proposals bundle compensation for both non-executive and executive directors into a single resolution.

Equity-based Compensation Guidelines

General Recommendation: ISS will generally recommend a vote for equity based compensation proposals for employees if the plan(s) are in line with long-term shareholder interests and align the award with shareholder value. This assessment includes, but is not limited to, the following factors:

The volume of awards transferred to participants must not be excessive: the potential volume of fully diluted issued share capital from equity-based compensation plans must not exceed the following ISS guidelines:

›

The shares reserved for all share plans may not exceed 5 percent of a company’s issued share capital, except in the case of high-growth companies or particularly well-designed plans, in which case we allow dilution of between 5 and 10 percent: in this case, we will need to have performance conditions attached to the plans which should be acceptable under ISS criteria (challenging criteria);

›	The plan(s) must be sufficiently long-term in nature/structure: the minimum vesting period must be no less than three years from date of grant;
›	The awards must be granted at market price. Discounts, if any, must be mitigated by performance criteria or other features that justify such discount.
›	If applicable, performance standards must be fully disclosed, quantified, and long-term, with relative performance measures preferred.

Market-specific provisions for France:

›	The potential volume from equity-based compensation plans must not exceed 10 percent of fully diluted issued share capital.
›	In addition, for companies that refer to the AFEP-MEDEF Code, all awards (including stock options and warrants) to executives shall be conditional upon challenging performance criteria or premium

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pricing. For companies referring to the Middlenext Code (or not referring to any code) at least part of the awards to executives shall be conditional upon performance criteria or premium pricing. In both cases, free shares shall remain subject to performance criteria for all beneficiaries.

Finally, for large- and mid-cap companies, the company’s average three year unadjusted burn rate (or, if lower, on the maximum volume per year implied by the proposal made at the general meeting) must not exceed the mean plus one standard deviation of its sector but no more than one percentage point from the prior year sector cap.

French Burn Rate Table for 2015

GICS	SECTOR	Mean	Standard Deviation	2014 Burn Rate Cap
1010	ENERGY	0.44%	0.44%	0.87%
1510	MATERIALS	0.37%	0.19%	0.56%
2010-2030	INDUSTRIALS	0.53%	0.45%	0.98%
2510-2550	CONSUMER DISCRETIONARY	0.67%	0.68%	1.35%
3010-3030	CONSUMER STAPLES	0.14%	0.10%	0.24%
3510-3520	HEALTHCARE	0.17%	0.21%	1.02%
4010-4040	FINANCIALS	0.34%	0.40%	0.75%
4510-5010	TECHNOLOGY & TELECOM	0.74%	0.81%	1.55%
5510	UTILITIES	0.30%	0.31%	0.62%

Compensation-Related Voting Sanctions

General Recommendation: Should a company be deemed to have egregious remuneration practices (as a result of one or a combination of several factors highlighted above) and has not followed market practice by submitting a resolution on executive compensation, vote against other “appropriate” resolutions as a mark of discontent against such practices.

An adverse vote recommendation could be applied to any of the following on a case-by case basis:

1. The (re)election of members of the remuneration committee;

2. The discharge of directors; or

3. The annual report and accounts.

Failure to propose a resolution on executive compensation to shareholders in a market where this is routine practice may, by itself, lead to one of the above adverse vote recommendations regardless of the companies remuneration practices.

Stock Option Plans – Adjustment for Dividend (Nordic Region)

General Recommendation: Vote against stock option plans in Denmark, Finland, Norway, and Sweden if evidence is found that they contain provisions that may result in a disconnect between shareholder value and employee/executive reward.

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This includes one or a combination of the following:

›	Adjusting the strike price for future ordinary dividends AND including expected dividend yield above 0 percent when determining the number of options awarded under the plan;
›	Having significantly higher expected dividends than actual historical dividends;
›	Favorably adjusting the terms of existing options plans without valid reason; and/or
›	Any other provisions or performance measures that result in undue award.

This policy applies to both new plans and amendments to introduce the provisions into already existing stock option plans. ISS will make an exception if a company proposes to reduce the strike price by the amount of future special (extraordinary) dividends only.

Generally vote against if the potential increase of share capital amounts to more than 5 percent for mature companies or 10 percent for growth companies or if options may be exercised below the market price of the share at the date of grant, or that employee options do not lapse if employment is terminated.

Share Matching Plans (Sweden and Norway)

General Recommendation: ISS considers the following factors when evaluating share matching plans:

›	For every share matching plan, ISS requires a holding period.
›	For plans without performance criteria, the shares must be purchased at market price.
›	For broad-based share matching plans directed at all employees, ISS accepts an arrangement up to a 1:1 ratio, i.e. no more than one free share is awarded for every share purchased at market value.
›

In addition, for plans directed at executives, we require that sufficiently challenging performance criteria be attached to the plan. Higher discounts demand proportionally higher performance criteria.

The dilution of the plan when combined with the dilution from any other proposed or outstanding employee stock purchase/stock matching plans, must comply with ISS’ guidelines.

5.	ENVIRONMENTAL AND SOCIAL ISSUES

Voting on Social and Environmental Proposals

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short-term or long-term.

General Recommendation: ISS will generally recommend a vote on a case-by-case basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

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›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

6.	OTHER ITEMS

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

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Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) is conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

For the Netherlands, vote recommendations regarding management proposals to approve protective preference shares will be determined on a case-by-case basis. In general, ISS will recommend voting for protective preference shares (PPS) only if:

›

The supervisory board needs to approve an issuance of shares and the supervisory board is independent within the meaning of ISS’ categorization rules (ISS’ European Director Independence Guidelines) and the Dutch Corporate Governance Code (i.e. a maximum of one member can be non-independent);

›	No call / put option agreement exists between the company and a foundation for the issuance of PPS;
›	The issuance authority is for a maximum of 18 months;
›	The board of the company-friendly foundation is fully independent;

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›	There are no priority shares or other egregious protective or entrenchment tools;
›	The company states specifically that the issue of PPS is not meant to block a takeover, but will only be used to investigate alternative bids or to negotiate a better deal;
›	The foundation buying the PPS does not have as a statutory goal to block a takeover; and
›	The PPS will be outstanding for a period of maximum 6 months (an EGM must be called to determine the continued use of such shares after this period).

For French CAC40 index companies, and until Jan. 31, 2016, generally vote against any general share issuance authorities (with or without preemptive rights) if they can be used for antitakeover purposes without shareholders’ approval.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Policies dealing with environmental and social themes are covered by their own dedicated policy, presented separately in this document.

Authority to Reduce Minimum Notice Period for Calling a Meeting

General Recommendation: A recommendation to approve the “enabling” authority proposal would be on the basis that ISS would generally expect companies to call EGMs/GMs using a notice period of less than 21 days only in limited circumstances where a shorter notice period will be to the advantage of shareholders as a whole, for example, to keep a period of uncertainty about the future of the company to a minimum. This is particularly true of capital raising proposals or other price sensitive transactions. By definition, AGMs, being regular meetings of the company, should not merit a notice period of less than 21 days.

In a market where local legislation permits an EGM/GM to be called at no less than 14-days’ notice, ISS will generally recommend in favor of a resolution to approve the enabling authority if the company discloses that the shorter notice period of between 20 and 14 days would not be used as a matter of routine for such meetings, but only when the flexibility is merited by the business of the meeting. Where the proposal(s) at a given EGM/GM is (are) not time-sensitive, such as the approval of incentive plans, ISS would not expect a company to invoke the shorter notice notwithstanding any prior approval of the enabling authority proposal by shareholders.

In evaluating an enabling authority proposal, ISS would first require that the company make a clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law, such as the provision of an electronic voting facility for shareholders. In addition, with the exception of the first AGM at which approval of the enabling authority is sought following implementation of the European Shareholder Rights Directive, when evaluating an enabling authority proposal ISS will take into

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consideration the company’s use (if any) of shorter notice periods in the preceding year to ensure that such shorter notice periods were invoked solely in connection with genuinely time-sensitive matters. Where the company has not limited its use of the shorter notice periods to such time sensitive-matters and fails to provide a clear explanation for this, ISS will consider a vote against the enabling authority for the coming year.

Auditor Report Including Related Party Transactions (France)

General Recommendation: ISS will review all auditor reports on related-party transactions and screen for and evaluate agreements with respect to the following issues:

›	Director Remuneration (including Severance Packages and Pension Benefits)
›	Consulting Services
›	Liability Coverage
›	Certain Business Transactions

In general, ISS expects companies to provide the following regarding related-party transactions:

›

Adequate disclosure of terms under listed transactions (including individual details of any severance, consulting, or other remuneration agreements with directors and for any asset sales and/or acquisitions);

›	Sufficient justification on transactions that appear to be unrelated to operations and/or not in shareholders’ best interests;
›	Fairness opinion (if applicable in special business transactions); and
›	Any other relevant information that may affect or impair shareholder value, rights, and/or judgment.

In the event that the company fails to provide an annual report in a timely manner, generally at least 21 days prior to the meeting, ISS will recommend votes against these proposals.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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United Kingdom and Ireland Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published January 7, 2015

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© 2014 ISS | Institutional Shareholder Services

2015 United Kingdom and Ireland Proxy Voting Guidelines

Enabling the financial community to manage governance risk for the benefit of shareholders. © 2015 ISS | Institutional Shareholder Services	2 of 37

2015 United Kingdom and Ireland Proxy Voting Guidelines

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2015 United Kingdom and Ireland Proxy Voting Guidelines

INTRODUCTION

2015 will be the first year that ISS has operated a standalone policy for the United Kingdom (UK) and Ireland. Previously we have used the National Association of Pension Funds’ (NAPF) Corporate Governance Policy and Voting Guidelines1 as our standard reference. However, with the RREV formal agreement between ISS and the NAPF ending in 2014, we have taken the opportunity to produce an ISS UK and Ireland Policy to codify and refresh our approach. The NAPF guidelines remain at the heart of our approach, and the ISS policy is compliant with the NAPF guidelines. Additionally, where market practice has developed, notably around remuneration, we also refer to other good practice standards relevant to the UK market.

Whilst the formal relationship with the NAPF came to an end in June 2014, both parties share a common belief in the importance of effective corporate governance arrangements. It is the intention of ISS to continue to reflect the NAPF’s Corporate Governance Policy & Voting Guidelines (updated as of December 2014) within our UK and Ireland standard benchmark policy in order to continue to align with what both parties consider to be best practice. It is important to emphasise that this policy is not intended to result in a materially different approach during the 2015 AGM season than was applied in 2014. However, an additional discussion of investors’ expectations with regard to good practice has been included where we feel this would be helpful.

The “comply or explain” approach is the foundation of corporate governance in the UK and Ireland. While ISS operates a policy-based approach, we recognise that in certain cases there may be a good reason why non-standard corporate governance arrangements fit a company’s particular circumstances. When assessing the quality of a company’s explanation, ISS follows the guidance provided by the Financial Reporting Council (FRC) in the UK Corporate Governance Code2 (the Code.)

The principle underpinning the ISS approach is that shareholders are the owners of listed companies. To that end, ISS designs its proxy voting guidelines to enhance shareholders’ long-term economic interests. ISS’ Benchmark proxy voting guidelines serve as a tool to assist institutional investors in meeting their responsibilities with respect to voting by promoting shareholder value creation and risk mitigation at their portfolio firms. ISS also manages fully custom voting policies and implements voting recommendations for clients who want to vote their proxies according to their own specific guidelines and philosophies.

Shareholders are entitled to assess every resolution that seeks their approval in terms of how it affects their long-term interests as the owners of the company. ISS’ Global Voting Principles3 include four key tenets, accountability, stewardship, independence and transparency, which underlie our approach to developing recommendations on both management and shareholder proposals at publicly traded companies. How we interpret this is described below:

Accountability - Boards should be accountable to shareholders, the owners of the companies, by holding regular board elections, by providing sufficient information for shareholders to be able to assess directors

1 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

2 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

3 http://www.issgovernance.com/policy-gateway/iss-global-voting-principles/

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2015 United Kingdom and Ireland Proxy Voting Guidelines

and board composition, and by providing shareholders with the ability to remove directors. Directors should respond to investor input such as that expressed through vote results on management and shareholder proposals and other shareholder communications. Shareholders should have meaningful rights on structural provisions, such as approval of or amendments to the corporate governing documents and a vote on takeover defenses. In addition, shareholders’ voting rights should be proportional to their economic interest in the company; each share should have one vote. In general, a simple majority vote should be required to change a company’s governance provisions or to approve transactions.

Stewardship - A company’s governance, social, and environmental practices should meet or exceed the standards of its market regulations and general practices and should take into account relevant factors that may impact significantly the company’s long-term value creation. Issuers and investors should recognize constructive engagement as both a right and responsibility.

Independence - Boards should be sufficiently independent so as to ensure that they are able and motivated to effectively supervise management’s performance and remuneration, for the benefit of all shareholders. Boards should include an effective independent leadership position and sufficiently independent committees that focus on key governance concerns such as audit, compensation, and the selection and evaluation of directors.

Transparency - Companies should provide sufficient and timely information that enables shareholders to understand key issues, make informed vote decisions, and effectively engage with companies on substantive matters that impact shareholders’ long-term interests in the company.

These principles guide our work assisting institutional investors in meeting their responsibilities to clients with respect to voting and engagement services. The UK and Ireland policy has been designed to be in alignment with these principles, and the section on remuneration is also in accordance with the ISS Global Principles on Executive and Director Compensation4 as well as other UK good practice recommendations.

Coverage Universe

This policy forms the basis of the ISS benchmark vote recommendations for companies listed in the United Kingdom and Ireland. It will also be applied to companies incorporated in other territories such as the Isle of Man, Jersey and Guernsey, and which are either listed in the UK and Ireland or on the Channel Islands Securities Exchange.

The ISS European Policy applies to Member States of the European Union or the European Free Trade Association, with the exception of the United Kingdom and Ireland, and it was reviewed as part of the codification exercise to produce this policy. The format of the UK and Ireland policy has been modelled on the ISS European Policy, and certain content has been incorporated for resolutions where a common, cross-market approach is taken.

4 Page 11 http://www.issgovernance.com/file/files/ISS2011InternationalPolicyUpdates20101119.pdf

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How this policy will be applied

This document is intended to provide investors with an insight into how ISS analyses companies in the UK and Irish markets. However, it is not possible to address every eventuality, and inevitably many issues will need to be considered on a case-by-case basis. ISS will apply this policy as a guideline, but analysts will take a holistic view of the company’s situation, and consider any explanation for non-standard practice, when determining voting recommendations.

Investors recognize that appropriate corporate governance practices for companies can differ according to the company type, location and nature of operations, and index. The principles of good corporate governance are generally applicable to companies whatever their size, but we recognize that investors and other market participants have differing expectations for certain market segments. Where our approach for a certain index or company type differs from the core policy, this will be indicated in the sections for smaller companies and investment companies.

For the UK, the core ISS policy applies to all companies in the FTSE All Share index, excluding investment trusts. Certain provisions of the UK Corporate Governance Code do not apply to companies outside the FTSE 350, or there are different requirements for these companies. The core ISS policy recognizes these exceptions.

Smaller Companies

Our approach in the UK to companies outside of the FTSE All Share is based around the NAPF Corporate Governance Policy and Voting Guidelines5 for smaller companies. The NAPF policy is primarily designed for companies listed on the Alternative Investment Market (AIM), although the NAPF states that their policy is appropriate for other smaller quoted companies, including standard listed and ISDX6 listed companies. The QCA Guidelines7 may also be a helpful guide to investors’ expectations of good corporate governance practices for AIM-listed companies.

The 2014/15 NAPF Corporate Governance Policy and Voting Guidelines8 advise that, when assessing the practice of a smaller company, investors should be mindful of the individual circumstances of the business, including its size and complexity. ISS applies its approach to smaller companies to companies which are members of the FTSE Fledgling index, those listed on AIM and other companies which are not widely-held. Further details can be found in Chapter 6 of this document.

5 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary/0278_Corporate_governance_policy_and_voting_

guidelines_for_smaller_companies_an_NAPF_document.aspx

6 Companies listed on the ICAP Securities and Derivatives Exchange

7 http://www.theqca.com/shop/guides/86557/corporate-governance-code-for-small-and-midsize-quoted-companies-2013-downloadable-pdf.thtml

8 Page 4, http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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Investment Companies

The NAPF Corporate Governance Policy and Voting Guidelines for investment companies9 are the basis for our benchmark recommendations for investment trusts and venture capital trusts; these guidelines also refer to the key principles of the AIC Code10. Further details can be found in Chapter 7 of this document.

1.	OPERATIONAL ITEMS

Accept Financial Statements and Statutory Reports

General Recommendation: Generally vote for approval of financial statements and statutory reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	There has been an accounting fraud or material misstatement during the year.

The overall quality of disclosure will be considered, and the weakest examples, such as where the meeting documents are not released in time for investors to review these ahead of the meeting, are likely to attract a negative vote recommendation.

Amendments to the Articles of Association

General Recommendation: Vote case-by-case on amendments to the articles of association.

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments.

When reviewing proposals to revise the existing articles or to adopt a new set of articles, ISS analyses the changes proposed according to what is in the best interest of shareholders.

Changes to the company’s Articles should not be ‘bundled’ into a single resolution when they cover non-routine matters.11

Approve Final Dividend

General Recommendation: Generally vote for proposals to approve the final dividend, unless:

›	The payout is excessive given the company’s financial position.

9 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary/0279_%20Corporate_governance_policy_and_voting_

guidelines_for _investment_companies_an_NAPF_document.aspx

10 https://www.theaic.co.uk/aic-code-of-corporate-governance-0

11 M.3 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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The annual report includes a review of the company’s performance during the year and should contain a justification for the dividend level. Unless there are major concerns about the payout ratio, ISS usually recommends approval of this item.

Appointment of External Auditors

General Recommendation: Generally vote for proposals to ratify the appointment of the external auditors, unless:

›	There are serious concerns about the procedures used by the auditor; or
›	The auditors are being changed without explanation;

It is best practice in the UK to present the resolutions to appoint the external auditors and to fix their remuneration as two separate items.

In line with the NAPF position,12 where the tenure of the external auditor extends beyond ten years and there has not been a recent tender process and no plans to put the audit out to tender are reported, then the chairman of the audit committee may receive a negative voting recommendation when he or she is next standing for re-election.

Where the auditor has resigned, the resignation letter should be posted on the company’s website.13 If the company proposes a new auditor, or an auditor resigns and does not seek re-election, the company should offer an explanation to shareholders. If no explanation is provided, ISS recommends a vote against the election of the new auditor.

Authorise Board to Fix Remuneration of Auditors

General Recommendation: Generally vote for proposals authorizing the board to fix the fees payable to the external auditors, unless:

›	Fees for non-audit services routinely exceed standard audit-related fees.

While the use of auditors for non-audit work can on occasion be justified on grounds of cost and relevant expertise, the NAPF14 has proposed a non-audit fee cap of 100 percent of audit fees, absent an explanation of any exceptional circumstances which may apply such as an initial public offering.

Companies are encouraged to make a full public disclosure of the amount and nature of any payments for non-audit services, to enable investors to appropriately assess these when considering the ratio of audit to non-audit services. Where payments to the auditor for non-audit services appear under the category of “Other Fees” in the annual report, ISS expects that the company will disclose the nature of these services.

12 F.5 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

13 F.6 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

14 F.9 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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Where the ratio of non-audit fees to audit fees has been over 100 per cent for more than one year, and the company appears unwilling to address the issue, ISS may recommend a vote against the remuneration of the external auditors. In addition, the chairman of the audit committee is likely to receive a negative voting recommendation when he or she is next standing for re-election.

2.	BOARD OF DIRECTORS

Director Elections

General Recommendation: Generally vote for the election or re-election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›

The board fails to meet minimum corporate governance standards – please see the following sections on independence classification and Board and Committee composition for further details of how this is interpreted in practice; or

›	There are specific concerns about the individual, such as their ability to commit sufficient time to the role.

An appropriate level of biographical detail should include a statement of a director’s other directorships and responsibilities (including any relevant previous positions held), the experience and skills that they bring and the contribution that the director can make to the board. If the board provides no biographical details for a director who is standing for election for the first time, this is likely to result in a negative vote recommendation. A negative vote recommendation may also be considered in the absence of a supporting statement from the board where a director is standing for re-election.

There is no hard-and-fast threshold on the maximum number of directorships that are considered acceptable, but the NAPF15 advises that the issue of time commitment is especially pertinent to the role of Chair, particularly where a company is both complex and global in scale and furthermore if it operates within a highly regulated sector such as financial services. The director’s board and committee attendance will be considered when an individual holding multiple board positions stands for election or re-election. Under extraordinary circumstances, ISS will consider recommending a vote against individual directors for material failures of governance, stewardship, or risk oversight.

In addition to these general factors, ISS may recommend against due to concerns related to at least one of the following specific factors, which are presented below as separate subsections:

•	Representatives of a controlling shareholders where no relationship agreement is in place
•	Board independence classification
•	Tenure
•	Other resolutions

15 A.11 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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Controlling shareholders

Following recent changes to the UK Listing Rules which apply to companies with a controlling shareholder,16 the election or re-election of an independent director must now be approved by a normal ordinary resolution and separately approved by the minority shareholders. Both new applicants and existing listed companies must also have a written and legally binding relationship agreement with any controlling shareholder(s). Details of the relationship with the controlling shareholder should be disclosed to investors.17

Board independence classification

ISS classifies directors as either an executive director or as a non-executive director. Non-executive directors may be considered either independent or non-independent; an executive director is always considered to be non-independent.

The Chairman may be either a non-executive or an executive, although the designation of an executive chairman could be interpreted negatively by investors as evidence of one individual combining leading the board with bearing some executive responsibility for the company’s operations.

The independence of the non-executive directors is assessed on an ongoing basis, while the independence of the chairman is assessed on appointment.

General Recommendation: Directors are assessed on a case-by-case basis, although a non-executive director is likely to be considered as non-independent if one (or more) of the issues listed below apply.

In line with the UK Corporate Governance Code18:

›	Has been an employee of the company or group during the last FIVE years;
›

Has, or a connected person has had, within the last THREE years, a material business relationship with the company either directly, or as a partner, shareholder, director or senior employee of a body that has such a relationship with the company;

›

Has received or receives additional remuneration from the company apart from a director’s fee, participates in the company’s share option or performance-related pay schemes, or is a member of the company’s pension scheme;

›	Has close family ties with any of the company’s advisers, directors or senior employees;
›	Holds cross-directorships or has significant links with other directors through involvement in other companies or bodies; or
›	Represents a significant shareholder.

16 http://fshandbook.info/FS/html/handbook/LR/6/1

17 E.16 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

18 B.1.1 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.asp

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In addition:

›	Is attested by the board to be a non-independent non-executive director;
›	Is a former board chairman;
›	Has a substantial personal shareholding of ≥ 1 per cent ; or
›	Tenure (see next section).

Tenure

On tenure, one of the conditions the Code includes to determine independence is whether a director has served on the board for more than nine years from the date of his or her first election. ISS follows the NAPF position19 that if a non-executive director has served concurrently with an executive director for over nine years, that director should no longer be deemed to be independent. If a non-executive director has served for fifteen years on the board, ISS considers their independence has been impaired.

Other resolutions

Where there is evidence of long-standing poor practice and the Company seems unwilling to address shareholder concerns, then the analyst may choose to escalate the issue. Typically, this is achieved through a negative vote recommendation applied to the election or re-election of the Board or a committee chairman. Resolutions which take this approach are listed below:

•	Appointment of external auditors
•	Authorise board to fix remuneration of auditors
•	Board and committee composition

In addition, applying the guidelines for a combined Chairman and CEO and the election of a former CEO as Chairman will result in a vote recommendation on a director’s election.

Board and committee composition

General Recommendation: Generally vote against any non-independent non-executive director whose presence on the board, audit or remuneration committee renders the board or committee insufficiently independent, unless:
›	The company discloses details of how the issue of concern will be resolved by the next AGM.

Non-independent non-executive directors serving on the nomination committee are assessed on a case-by-case basis.

Discussion

ISS will support the election of non-independent directors to the board, so long as the overall board and committee composition is in line with the Code’s requirements. A negative vote recommendation against a non-independent non-executive director would normally be warranted only where the composition of the key committees or the balance of the board was compromised.

19 E.13 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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For companies in the FTSE350, at least half the board excluding the chairman should comprise non-executive directors determined by the board to be independent.20 The audit committee should comprise at least three independent non-executive directors. 21 The remuneration committee should22 comprise at least three independent non-executive directors. In addition the company chairman may also be a member of, but not chair, the committee if he or she was considered independent on appointment as chairman. A majority of the nomination committee should be independent non-executive directors.23

Companies in the FTSE All Share below the FTSE350 should have at least two independent non-executive directors on the board. The board should establish audit and remuneration committees with at least two independent non-executive directors on each committee. The company chairman may be a member of, but not chair, either committee in addition to the independent non-executive directors, provided he or she was considered independent on appointment as chairman.

If there is evidence of long-running, systemic issues around board and committee composition which the company seems unable or unwilling to address, the chairman may receive a negative vote recommendation on their reappointment, given he or she retains overall responsibility for the board’s corporate governance arrangements.

Combined Chairman and CEO

General Recommendation: Generally vote against a director who combines the CEO and Chairman roles, unless:

›	The company can provide a strong justification as to why this non-standard governance arrangement is appropriate for their specific situation for a limited period of time.

Separation of these roles is a cornerstone of governance in the UK, and thus one person holding the roles of both Chairman and CEO is a serious breach of good practice. However, the temporary combination of the roles may be justified, for example when a chairman “bridges the gap” between the departure of a CEO and the appointment of his or her successor.24 ISS would not usually recommend support for the election of a director to serve as a combined chairman and CEO, but when the company provides an explanation which states that the company has adopted this arrangement in exceptional circumstances, this will be considered.

Election of a Former CEO as Chairman

General Recommendation: Generally vote against the election of a former CEO as chairman, unless:
›	The company can provide a strong justification as to why this non-standard governance arrangement is appropriate for their specific situation and for a limited period of time.

20 B.1.2 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

21 C.3.1 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

22 D.2.1 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

23 B.2.1 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

24 D.2 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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The succession of the CEO to chairman is a significant issue, acceptable only on rare occasions. Investors would expect confirmation that external search consultants had been engaged and that external candidates of at least equivalent stature had been considered.25 The complexity of the business is an insufficiently persuasive argument to justify this type of succession. Given the issues posed by a former CEO assuming the Chair of the board, it is important for shareholder approval to be sought at the AGM coinciding with or following the appointment.26

Contested Director Elections

General Recommendation: Assess contested director elections on a case-by-case, considering the following factors in particular:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders; and
›	Whether minority or majority representation is being sought.

When analysing a contested election of directors, which may include the election of shareholder nominees or the dismissal of incumbent directors, ISS will generally focus on two central questions: whether the dissidents have proved that board change is warranted, and if yes, whether the dissident board nominees seem likely to bring about positive change and maximize long-term shareholder value.

3.	REMUNERATION

The ISS approach is aligned with the five remuneration principles for building and reinforcing long-term business success developed by the NAPF27 in conjunction with a number of leading UK institutional investors. The principles state that:

›	Remuneration committees should expect executive management to make a material long-term investment in shares of the businesses they manage;
›	Pay should be aligned to the long-term strategy and the desired corporate culture throughout the organisation;

25 D.8 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

26 D.9 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

27 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary/0351_remuneration_principles_for_building_and_

reinforcing%20_l ongterm_business_success_nov2013.aspx

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›	Pay schemes should be clear, understandable for both investors and executives, and ensure that executive rewards reflect returns to long-term shareholders;
›	Remuneration committees should use the discretion afforded them by shareholders to ensure that rewards properly reflect business performance; and
›	Companies and investors should have appropriately regular discussions on strategy and long-term performance.

While ISS’ approach to remuneration is informed by the NAPF Corporate Governance Policy and Voting Guidelines 2014/15 which contain the above principles,28 the IMA Principles of Remuneration,29 and The Directors’ Remuneration Reporting Guidance30 produced by the GC100 and Investor Group, also influence the recommendations ISS makes, as does the remuneration section of the UK Corporate Governance Code.31 In addition, for a number of years, ISS has supplemented the NAPF policy and these other sources with its own remuneration guidelines.

Discussion

Remuneration should motivate executives to achieve the company’s strategic objectives, while ensuring that executive rewards reflect returns to long-term shareholders. Pay should be aligned to the long-term strategy, and companies are encouraged to use the statement by the chairman of the remuneration committee to outline how their chosen remuneration approach aligns with the company’s strategic goals and key performance indicators (KPIs). The remuneration committee should also closely examine the behaviour that the design of a remuneration package will promote.

A good performance target is aligned with company strategy, future direction, performance and shareholder value creation, without promoting or rewarding disproportionate risk-taking. Targets should be challenging but realistic and should closely reflect a company’s ongoing business expectations. Where non-financial objectives are used as part of the performance conditions, ISS expects the majority of the payout to be triggered by the financial performance conditions. There should also be a clear link between the objectives chosen and the company’s strategy.

Pay should not be excessive and remuneration committees should exercise due caution when considering pay increases. Any increases in total remuneration for executives should not be out of line with general increases at the company. Remuneration committees are discouraged from market benchmarking for pay reviews, unless it is applied infrequently (at no more than three-to-five year intervals) and then only as one part of an assessment of the remuneration policy. One-off pay awards to address concerns over the retention of an executive director have frequently been shown to be ineffective and are therefore not typically supported by ISS.

28 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

29 https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

30 http://uk.practicallaw.com/groups/uk-gc100-investor-group

31 Section D https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

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Many investors are concerned that remuneration has become too complex and question its effectiveness in motivating management. Thus, remuneration committees are encouraged to adopt simpler remuneration structures. In particular, the introduction of new share award schemes on top of existing plans is likely to be viewed sceptically. Remuneration arrangements should be clearly disclosed, and sufficient detail provided about the performance conditions adopted in order to allow shareholders to make their own assessment of whether they are appropriate. However, bringing a remuneration policy into line with accepted good market practice should not be used as justification for an increase in the size of the overall package.

Investors expect that a company will work within its remuneration policy, and only seek approval to go outside the policy in genuinely exceptional circumstances. Seeking approval for awards outside the policy is likely to be viewed sceptically by investors. Boards must avoid rewarding failure or poor performance; for this reason ISS does not support the re-testing of performance conditions or the re-pricing of share options under any circumstances. Implementing a tax-efficient mechanism that favours the participants should not lead to increased costs for the company, including the company’s own tax liabilities. ISS will consider this principle when evaluating Joint Share Ownership Plans.

Engagement initiated by remuneration committees is expected to be in the form of a meaningful, timely and responsive consultation with shareholders prior to the finalisation of the remuneration package; it should not just be a statement of changes already agreed by the remuneration committee.

Remuneration in the banking sector

The amendments to the Capital Requirements Directive limit the ratio between variable and fixed remuneration for certain key bank staff to 1:1, unless shareholders approve a higher ratio (up to a maximum of 2:1). ISS will consider banks’ remuneration policies in the context of its overall approach to assessing executive pay on a case-by-case basis.

Remuneration Policy

General Recommendation: Vote the resolution to approve the remuneration policy on a case-by-case approach, paying particular attention as to whether:

›	The company’s approach to fixed remuneration is appropriate;
›	The award levels for the different components of variable pay are capped, and the quantum is reasonable when compared to peers;
›	Increases to the maximum award levels for the LTIP and bonus have been adequately explained;
›	Performance conditions for all elements of variable pay are clearly aligned with the company’s strategic objectives, and vesting levels are in line with UK good practice;
›	Change of control, good leaver and malus/clawback provisions are in line with standard practice in the UK market;
›	The shareholding requirement for executive directors is a minimum of 200% of base salary;
›

Service contracts contain notice periods of no more than twelve months’ duration and potential termination payments are linked to fixed pay with no contractual entitlements to unearned bonus on termination;

›	Non-executive directors do not receive any performance-related remuneration beyond their standard fees;

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›	The treatment of new joiners is appropriate, with particular attention paid to the use of buy-out awards, and that the potential for any additional awards is capped;
›	The remuneration committee seeks to reserve a degree of discretion in line with standard UK practice; and
›	There are any issues in the policy which would be of concern to shareholders.

Where a policy contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a “For”, whereas a single, serious deviation may be sufficient to justify an “Against” vote recommendation.

The binding vote on the remuneration policy is forward-looking and in most cases will apply for three years. Therefore, many shareholders will want to ensure that the policy takes into account good market practice in a number of key areas.

Policy component	Good market practice
The start and end date of the policy	Both the GC100 and Investor Group guidance[32] and the IMA Principles[33] state that investors are generally in favour of the remuneration policy coming in to effect immediately following approval at the general meeting. They also note that investors generally expect to see companies put forward their policy for approval every three years. ISS will consider the start date of each policy and its duration based upon the explanation provided by the company.
Base salaries	The remuneration committee should explain their policy for setting and reviewing salary levels.
Benefits and pensions

Companies must describe the benefits provided to directors, which are expected to be not excessive and in line with standard UK practice. The maximum participation should be stated, and not be uncapped.

Companies must[34] give a clear explanation of pension-related benefits, including the approach taken to making payments in lieu of retirement benefits or defined benefit arrangements. The IMA Principles[35] note the pension provision for executives should, where possible, be in line with the general approach to the employees as a whole. No element of variable pay should be pensionable.

32 4.2 http://uk.practicallaw.com/groups/uk-gc100-investor-group

33 Appendix 1 https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

34 4.3.3 http://uk.practicallaw.com/groups/uk-gc100-investor-group

35 Section B.2 and C (introduction) https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

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Policy component	Good market practice
Annual bonus

Annual bonuses exist to reward contribution to the business during the year above the level expected for being in receipt of a salary[36]. They should be clearly linked to business targets, ideally through the key performance indicators (KPIs) reported in the Strategic Report. Companies should explain the performance measures chosen.

The GC100 and Investor Group[37] states that the maximum amount of the short-term incentive that might be earned must be disclosed as well as the amounts that could be paid for reaching certain thresholds or targets. In cases where a remuneration committee increases the maximum bonus opportunity, the performance targets should be made sufficiently more challenging to justify the additional reward that can be earned. Any increase in this limit from one policy period to another should be fully explained. ISS does not typically support uncapped bonus schemes.

Deferring a portion of the bonus into shares can create a greater alignment with shareholders, particularly where there is no long term incentive, although the introduction of deferral should not of itself result in an increase to the overall quantum of the bonus. Dividends may be credited on deferred bonus shares held during the deferral period, but no further dividends should be paid on undelivered shares or options after the end of the designated deferral period.

Provisions to pay a guaranteed annual bonus will attract a negative vote recommendation.

36 Section C1 https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

37 4.3.4 http://uk.practicallaw.com/groups/uk-gc100-investor-group

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Policy component	Good market practice
Long-term Incentive Plans (LTIP)

Scheme and individual participation limits must be fully disclosed, and any change to the maximum award should be explained and justified.[38] Any matching shares will be considered as part of the overall quantum. Performance periods longer than three years and compulsory post-vesting holding periods are encouraged. Firms should avoid operating multiple long-term schemes.[39]

ISS does not typically support uncapped LTIPs in line with the Code[40] recommendation that upper limits should be set and disclosed. The fact that the remuneration committee will not be able to grant share awards higher than the limits set out in the remuneration policy is not a sufficient reason for removing individual limits from the rules of the relevant incentive scheme.

Performance conditions, including non-financial metrics where appropriate, should be relevant, stretching and designed to promote the long-term success of the company.[41] The IMA Principles[42] state that comparator groups used for performance purposes should be both relevant and representative. Remuneration committees should satisfy themselves that the comparative performance will not result in arbitrary outcomes.

ISS prefers to see vesting levels at no more than 25% for threshold performance. Vesting should not occur for below median performance.

Dividends relating to the duration of the performance period may be paid retrospectively on shares that the executive retains after the performance targets have been measured, but no dividends should be paid on any part of the award that lapsed. The practice of crediting dividend payments on undelivered shares or options after the end of the performance period or beyond a compulsory post-vesting holding period is opposed.

38 Section C2i https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

39 B.23i http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

40 Schedule A https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

41 Schedule A https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

42 Principle C.2ii https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

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Policy component	Good market practice
Malus and/or clawback	Malus and clawback are sometimes confused, so it is worth clarifying that malus means to forfeit some or all of a variable remuneration award before it has vested, while clawback allows the company to recover payments already made through the LTIP or annual bonus schemes. When designing schemes of performance-related remuneration for executive directors, the 2014 revision of the Code[43] states that schemes should include provisions that would enable the company to recover sums paid or withhold the payment of any sum, and specify the circumstances in which the committee considers it would be appropriate to do so. The NAPF advise that such provisions should not be restricted solely to material misstatements of the financial statements.[44]
Good leavers

Where individuals choose to terminate their employment before the end of the service period, or in the event that employment is terminated for cause, the IMA Principles[45] suggest that any unvested options or conditional share-based awards should normally lapse.

In other circumstances of cessation of employment, some portion of the award may vest, but always subject to the achievement of the relevant performance criteria and with an appropriate reduction in award size to reflect the shortened period between grant and vesting. In general, the originally stipulated performance measurement period should continue to apply. However, where in the opinion of the Remuneration Committee, early vesting is appropriate, or where it is otherwise necessary, awards should vest by reference to performance criteria achieved over the period to date.

Change of control	The IMA[46] suggests that scheme rules should state that there will be no automatic waiving of performance conditions in the event of a change of control. Any early vesting as a consequence of a change of control should take into account the vesting period that has elapsed at the time of the change of control, with a consequent reduction in the size of the awards which vest. ISS does not support special one-off payments to executives on a change of control event.
Shareholding requirement	The Code[47] advises that the remuneration committee should consider requiring directors to hold a minimum number of shares. The NAPF policy[48] argues for minimum shareholding guidelines of 200% of basic salary. Unvested holdings in share incentive plans do not count towards fulfillment of the requirement.

43 D.1.1 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-

Code.aspx

44 B.3 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

45 Principle C.2viii https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

46 Principle C.2vi https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

47 Schedule A https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

48 B.3 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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Policy component	Good market practice
Executive directors’ service contracts, including exit payments

Executive Directors should have service contracts in place with notice periods set at one year or less.[49] If it is necessary to offer longer notice or contract periods to new directors recruited from outside, such periods should reduce to one year or less after the initial period. All termination payments should be subject to phased payment and mitigation.

Exit payments should be linked to the fixed pay due for the notice period, with no guaranteed entitlement to any unearned variable pay. The vesting of outstanding long- term awards should be pro-rated for time and performance. The NAPF jointly with the ABI has published guidance on termination payments which states that severance payments arising from poor corporate performance should not extend beyond fixed pay and benefits.[50]

Arrangements for new joiners

The GC100 and Investor Group[51] suggests that companies may wish to consider a statement that new directors will participate in short-term and long-term incentive plans on the same basis as existing directors. If companies wish to have the ability to make sign-on payments or awards, they must ensure the remuneration policy covers such arrangements. When describing their sign-on policies, companies must disclose the type of awards that could be made, the potential use of performance criteria and holding periods, and any application of recovery or withholding policies. The potential to offer sign-on payments or awards should not be open-ended. Remuneration of this nature should be subject to specific caps.

Where remuneration committees offer buy-out awards to compensate executives for awards foregone at their previous employer, the cost is expected to be kept to a minimum and not exceed the realistic value of rewards forfeited by changing employer. Remuneration policies will be opposed if the door is left open to potential “golden hellos” or other non-performance related awards which do not clearly align with shareholders’ interests.

49 D.1.5 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

50 3.8 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary/~/media/Policy/Documents/0059_Executive_

contracts_and_severanc e_ABI_NAPF_Statement_0208.ashx

51 4.6 http://uk.practicallaw.com/groups/uk-gc100-investor-group

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Policy component	Good market practice
Discretion	Recognising that payments cannot be made outside of the framework voted on by shareholders, there is a balance to be found between a committee having scope to make appropriate changes within the policy, and a committee having broad flexibility to go outside the standard policy in certain circumstances. The GC100 and Investor Group guidance[52] advises against including a general statement that the remuneration policy may be amended at the complete discretion of the remuneration committee. ISS will recommend a vote against any policy which gives the remuneration committee the ability to make open-ended changes to the policy.
Non-Executive Director pay	The NAPF[53] suggests that additional remuneration, other than fees, including participation in a share option scheme, pension scheme and/or performance related pay is likely to impair a NED’s independence, and for that reason it is usually looked upon unfavourably by ISS.
All-Employee Schemes	ISS generally supports all-employee schemes, such as Save As You Earn (SAYE) schemes and Share Incentive Plans (SIPs) as a way of promoting employee ownership. ISS follows the IMA[54] position that if newly issued shares are utilised, the overall dilution limits for share schemes should be complied with.

Remuneration Report

General Recommendation: Vote the resolution to approve the remuneration report on a case-by-case approach, paying particular attention as to whether during the year under review:

›	Any increases, either to fixed or variable remuneration, for the year under review or the upcoming year were well-explained and not excessive;
›	The bonus received and/or the proportion of the LTIP which vested was a fair reflection of the performance achieved;
›	Performance targets are measured over an appropriate period and are sufficiently stretching;
›	Targets for the bonus or the LTIP are disclosed in an appropriate level of detail;
›	Any exit payments to departing directors or special arrangements for new joiners were reasonable;
›	The remuneration committee exercised discretion appropriately; and
›	There are no issues in the report which would be of concern to shareholders.

Where the report contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a “For”, whereas a single, serious deviation may be sufficient to justify an ‘Against” vote recommendation.

52 1.3 http://uk.practicallaw.com/groups/uk-gc100-investor-group

53 Page 8 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary0278_Corporate_governance_policy_and_

voting_guidelines_for_smaller_companies_an_NAPF_ document.aspx

54 Principle C.2xiii https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

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Following the introduction of the separate binding vote on the remuneration policy, the remuneration report now serves as a way for shareholders to make their views known on the company’s pay practices during the year under review, and the extent to which these were compliant with the remuneration policy. The elements of the report which ISS considers are described in more detail in the following section.

Report component	Good market practice
Base salaries, benefits and pensions

Remuneration committees are required to justify salary levels and increases in basic salary with reference to their remuneration policy.

Annual increases in salary are expected to be low and in line with general increases across the broader workforce. Post-freeze ‘catch-up’ salary increases or benchmarking-related increases are not generally supported. Exceptions may be made for promotions, increases in responsibilities and new recruits to the board. Changes in pay levels should take into account the pay and conditions across the company. The IMA Principles[55] advise that where remuneration committees seek to increase base pay, salary increases should not be approved purely on the basis of benchmarking against peer companies.

Pension contribution payments for executives should be clearly disclosed. Any compensation to executives for changes in the tax treatment of pensions is not considered to be acceptable.

Annual Bonus	The annual bonus earned for the year under review should be explained in a fashion which allows shareholders to clearly link performance with pay. The IMA Principles[56] advise that remuneration committees should provide informative disclosure on the extent to which performance targets have been met. Any increases in the maximum from one year to the next should be explicitly justified. The lowering of targets should generally be accompanied by a reduction in the bonus potential.

55 Section B.1 https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

56 Section C.1 https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

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Report component	Good market practice

There is an increasing expectation among investors that bonus targets will be disclosed retrospectively. If a remuneration committee believes that bonus target disclosure – even on a retrospective basis – is difficult for reasons of commercial sensitivity, it should explain when such considerations will fall away and provide a commitment to disclosure at that time. Where consideration of commercial sensitivities may prevent a fuller disclosure of specific short-term targets at the start of the performance period, shareholders expect to be informed of the main performance parameters, both corporate and personal.

The payment of a ‘one-off’ special bonus is likely to attract a negative vote recommendation. ISS will not typically support transaction-related bonuses.

Long Term Incentive Plan (LTIP)

Under the resolution to approve the remuneration report, ISS considers both the LTIP awards granted and those vested or lapsed during the year under review.

When assessing the awards which vested, the IMA Principles[57] advise that remuneration committees should ensure that the result does not produce outcomes that are out of line with the overall performance of the company, its future prospects or the experience of its shareholders over the performance period. The definition of any performance measurement should be clearly disclosed.

For awards granted in the year under review, the IMA Principles[58] note that companies should disclose the potential value of awards due to individual scheme participants on full vesting, expressed by reference to the face value of shares or shares under option at point of grant, and expressed as a multiple of base salary. The lowering of targets should generally be reflected in a reduction of the amount that can vest and, similarly, any increase in award size should be linked to more challenging targets.

57 Section C.2ii https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

58 Section C.2v https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

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Report component	Good market practice
Dilution limits

The operation of share incentive schemes should not lead to dilution in excess of the limits acceptable to shareholders[59]. ISS supports the limits recommended as good practice by the IMA.

The rules of a scheme must provide that commitments to issue new shares or to re-issue treasury shares, when aggregated with awards under all of the company’s other schemes, must not exceed 10% of the issued ordinary share capital, adjusted for share issuance and cancellation, in any rolling 10 year period.

Commitments to issue new shares or re-issue treasury shares under executive (discretionary) schemes should not exceed 5% of the issued ordinary share capital of the company, adjusted for share issuance and cancellation, in any rolling 10 year period.

Any exit payments to departing directors or special arrangement for new joiners

Exit payments to departing directors should not go beyond those to which the director is entitled under the terms of his or her service contract or the rules of the relevant incentive schemes. Ex gratia or special payments on termination are not supported.

For new joiners, where an executive is appointed at an ‘entry-level’ salary- point which the remuneration committee expects to increase to a higher level once the individual has proved him or herself in the role, the roadmap for increases should be disclosed at the time of appointment. In general, ISS do not support special awards for new joiners except in exceptional situations.

The pay of the NEDs	Any increases to NED pay during the year under review will be considered alongside pay increases to executive directors and the broader workforce.
The company’s disclosure as to the use of remuneration consultants	The annual remuneration report must name any person who provided material advice or services to a relevant committee in the reported year, and set out additional details in respect of some of them. The GC100 and Investor Group[60] suggest these persons may include principal internal providers of material advice and services, remuneration consultants or external lawyers who provided any material advice other than advice on compliance with the relevant legislation.

59 Section C.2i https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

60 3.11 http://uk.practicallaw.com/groups/uk-gc100-investor-group

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Report component	Good market practice
Discretion

In cases where a remuneration committee uses its discretion to determine payments, it should provide a clear explanation of its reasons, which are expected to be clearly justified by the financial results and the underlying performance of the company.

It is rare that a remuneration committee chooses to amend the targets used for either the annual bonus or the LTIP subsequent to the performance period, but where this has occurred, it is good practice for the company to demonstrate how the revised targets are in practice no less challenging than the targets which were originally set.

Approval of a new or amended LTIP

General Recommendation: Vote the resolution to approve a new or amended LTIP on a case-by-case approach, paying particular attention as to whether:

›	The LTIP is aligned with the company’s strategy and fosters an appropriately long-term mindset;
›	The proposed award levels are appropriate, and, in the case of an amended plan, any increases to the previous award levels are well-explained;
›	The maximum payout is capped;
›	The vesting levels for threshold and on target performance are in line with market norms, with threshold vesting no higher than 25%;
›	The LTIP is in line with the current remuneration policy;
›	Change of control, good leaver and malus/clawback provisions are present and the terms are in line with standard practice in the UK market;
›	The remuneration committee seeks to reserve a degree of discretion in line with standard UK practice;
›	The company is operating within the dilution limits of the company’s share-based incentive schemes; and
›	There are no issues with the plan which would be of concern to shareholders.

Where the plan contains multiple areas of non-compliance with good practice, the vote recommendation will reflect the severity of the issues identified. A small number of minor breaches may still result in an overall recommendation of a flagged ‘For”, whereas a single, serious deviation may be sufficient to justify an “Against” vote recommendation.

The IMA Principles61 emphasise that all new incentives or any substantive changes to existing schemes should be subject to prior approval by shareholders by means of a separate and binding resolution. When a new or amended LTIP is presented to shareholders for approval, ISS considers the points listed above, plus others which are relevant to the specific plan. Relevant issues are discussed in more detail in the earlier sections on the remuneration policy and report.

61 C.2i https://www.ivis.co.uk/media/10277/Principles-of-Remuneration-2014.pdf

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4.	CAPITAL STRUCTURE

Authorise Issue of Equity with and without Pre-emptive Rights

General Recommendation: Generally vote for a resolution to authorise the issuance of equity, unless:

›

The general issuance authority exceeds one-third (33%) of the issued share capital. Assuming it is no more than one-third, a further one-third of the issued share capital may also be applied to a fully pre-emptive rights issue taking the acceptable aggregate authority to two-thirds (66%); or

›	The routine authority to disapply preemption rights exceeds 5% of the issued share capital.

ISS will generally support resolutions seeking authorities in line with the IMA’s Share Capital Management Guidelines62 and the Pre-Emption Group Statement of Principles.63

ISS will support an authority to allot up to two-thirds of the existing issued share capital, providing that any amount in excess of one-third of existing issued shares would be applied to fully pre-emptive rights issues only.

Under the Principles, the routine authority to disapply preemption rights should not exceed more than 5 percent of ordinary share capital in any one year, with an overall limit of 7.5 percent in any rolling three-year period.

In line with the NAPF64, the authorities should not be bundled together, or with any other voting issue. It is good practice, in terms of duration, for the authorities to require renewal at the following year’s AGM.

Authorise Market Purchase of Ordinary Shares

General Recommendation: Generally vote for the resolution to authorise the market purchase of ordinary shares, unless:

›	The authority requested exceeds the levels permitted under the Listing Rules; or
›	The company seeks an authority covering a period longer than 18 months.

AGM agendas routinely include a resolution allowing companies to make market purchases of their shares. ISS will usually support this resolution if it is in line with the Listing Rules LR 12.4.165 which allows companies to buy back up to 15 percent of their shares in any given year, provided that the maximum price paid is not more than 5 percent above the average trading price.

Under the Companies Act 2006, the share buyback authority cannot be for a period longer than five years. ISS recommends that the renewal of such authorities be requested annually, and that the duration be no

62 https://www.ivis.co.uk/media/9777/Share-Capital-Management-Guidelines-30-July-2014-.pdf

63 https://www.ivis.co.uk/media/6059/Statement-of-Principles-July-2008.pdf

64 J.4 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

65 http://fshandbook.info/FS/html/handbook/LR/12/4

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longer than 18 months or until the next AGM, if sooner. However, ISS will support a five-year authority if, in practice, the company has a history of reverting to shareholders annually.

5.	OTHER ITEMS

Mergers and Acquisitions

General Recommendation: Vote mergers and acquisitions on a case-by-case basis, taking into account the factors of valuation, market reaction, strategic rationale, conflicts of interest and governance.

When evaluating the merits of a proposed acquisition, merger or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

Factor	Approach
Valuation	Is the value to be received by the target shareholders, or paid by the acquirer, reasonable? While the fairness opinion, where one is provided, may provide an initial starting point for assessing the appropriateness of the valuation, ISS places particular emphasis on the offer premium, market reaction and strategic rationale in the analysis.
Market reaction	How has the market responded to the proposed deal? A negative market reaction will be viewed with caution.
Strategic rationale	Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favourable track record of successful integration of historical acquisitions.
Conflicts of interest	Are insiders benefiting from the transaction disproportionately and inappropriately as compared to outside shareholders? ISS will consider whether any special interests may have influenced these directors to support or recommend the merger.
Governance	Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues, such as valuation, outweigh any deterioration in governance.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPT), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;

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›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors, where provided;
›	The views of an independent financial adviser, where appointed;
›	Whether any entities party to the transaction, including advisers, are conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

In the UK, under the Listing Rules66 the listed company must obtain the approval of its shareholders for certain transactions either beforehand or, if the transaction is conditional on that approval, before it is completed. The company must ensure that the related party does not vote on the relevant resolution, and should take all reasonable steps to ensure that the related party’s associates do not vote on the relevant resolution.

The NAPF67 notes that concerns may arise if the transaction does not seem to be subject to proper oversight, is not undertaken on fully commercial terms in the normal course of business, or the company has not clearly explained how the transaction is in the interests of the company and all shareholders.

Mandatory Takeover Bid Waivers

General Recommendation: Generally vote against mandatory takeover bid waivers.

The mandatory bid requirement, as contained in Rule 9 of the Takeover Code, seeks to prevent “creeping acquisitions” and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts further to the large shareholder.

When the issue of new securities as consideration for an acquisition or a cash subscription would otherwise result in the controlling shareholder being obliged to make a general offer, the Takeover Panel will normally waive the obligation if there is an independent vote at a shareholders’ meeting. Waivers are usually sought where a company proposes to institute a share buyback programme in which a large investor or concert party intends not to participate.

In line with the NAPF68, ISS will usually recommend a vote against Rule 9 waivers.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health and competitive position more than the anticipated negative consequences of incorporating in another country. However, reincorporation in a country with less stringent

66 http://fshandbook.info/FS/html/handbook/LR/11/1

67 H.3 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

68 K.1 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

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disclosure requirements or corporate governance provisions may be perceived as an attempt by management to lessen accountability to shareholders. In such cases, ISS may recommend voting against the proposal.

Authorise the Company to Call a General Meeting with Two Weeks’ Notice

General Recommendation: Generally vote for the resolution to authorise the company to call a general meeting with 14 days’ notice if the company has provided assurance that the authority will only be used when merited.

Before the implementation of the EU Shareholder Rights Directive, companies were able to hold general meetings on 14 days’ notice in line with the Companies Act 2006; however, since the Directive increased the minimum notice period to 21 days, shareholder authority must first be granted to opt out of the requirement.

Companies are expected to give as much notice as is practicable when calling a general meeting, with the additional flexibility afforded by this authority only being used in limited and time-sensitive circumstances where it would clearly be to the advantage of shareholders as a whole. ISS will generally support these resolutions, if the company has provided assurance that the shorter notice period would only be used when merited. However, companies which have used this authority inappropriately can expect future requests to be viewed sceptically when they attempt to renew this authority in future years.

Authorise EU Political Donations and Expenditure

General Recommendation: Generally vote for the resolution to authorise EU political donations and expenditure, unless:

›	The company made explicit donations to political parties or election candidates during the year under review;
›	The duration of the authority sought exceeds one year and the company has not clarified that separate authorisation will be sought at the following AGM should the authority be used; or
›	No cap is set on the level of donations.

Companies which have no intention of making donations to political parties or incurring obvious political expenditure may, consider it prudent to seek shareholder approval for certain types of donation or expenditure which might be considered to fall within the broader definition of ‘political’ under the Companies Act 2006.69

Shareholder Proposals (ESG)

ISS applies a common approach globally to evaluating social and environmental proposals, which cover a wide range of topics including consumer and product safety, environment and energy, labour standards and human rights, workplace and board diversity, and corporate political issues.

69 http://www.legislation.gov.uk/ukpga/2006/46/section/366

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General Recommendation: Vote on all environmental, social and governance proposals on a case-by-case basis, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and whether:

›	The issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	The company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›

The proposal’s request is unduly burdensome, in terms of scope, timeframe or cost, or overly prescriptive, and how it compares with any industry standard practices for addressing the issue(s) raised by the proposal;

›	Sufficient information is currently available to shareholders from the company or from other publicly available sources, if the proposal requests increased disclosure or greater transparency; and
›	Implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

While a variety of factors are incorporated into each analysis, the overall principle guiding all vote recommendations is to focus on how the proposal may enhance or protect the position of shareholders in both the short term and long term.

6.	SMALLER COMPANIES

ISS applies its smaller companies approach to companies which are members of the FTSE Fledgling index, those listed on AIM and other companies which are not widely-held. Further information can be found on Page 6 of this document. The approach is largely in line with the core policy, with the exceptions identified below.

Accept Financial Statements and Statutory Reports

General Recommendation: Generally vote for approval of financial statements and statutory reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	There has been an accounting fraud or material misstatement during the year.

In addition to the rationale stated under this resolution in the core policy (see above), where no appropriate resolution to target an investor’s specific concern is on the ballot, perhaps because the company does not have annual elections for directors, ISS may suggest a negative vote recommendation against this resolution.

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Director Elections

General Recommendation: Generally vote for the election or re-election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›

The board fails to meet minimum corporate governance standards – please see the following sections on independence classification and Board and Committee composition for details of how this is interpreted in practice; or

›	There are specific concerns about the individual, such as their ability to commit sufficient time to the role.

Board independence classification

In addition to the conditions stated in the main policy, a non-executive director of a smaller company is likely to be considered as non-independent if he or she has a substantial personal shareholding of greater than 3 per cent.

Discussion

The requirements for Fledgling companies are the same as for FTSE SmallCap companies, as set out in the core policy. A non-executive director of an AIM or ISDX company, who formerly served as board chairman, may still be considered independent.

The award of share options, the receipt of additional remuneration from the company apart from a director’s fee, or participation in performance-related pay schemes, can result in the independence of NEDs being impaired. Options will not impact upon a NED’s independence if the quantum is not considered to be material and if the company has a policy of no longer granting options to non-executives.

Board and Committee Composition

The requirements for Fledgling companies are the same as for FTSE SmallCap companies, as set out in the core policy.

The chairman may sit on all committees provided that he or she continues to be considered independent.

For AIM companies only, which are not subject to the Code, the audit and remuneration committees should comprise a majority of independent non-executive directors, and half the members of the nomination committee need to be independent.

Authorise Issue of Equity without Pre-emptive Rights

General Recommendation: Generally vote for a resolution to authorise the issuance of equity, unless:

›

The general issuance authority exceeds one-third (33%) of the issued share capital. Assuming it is no more than one-third, a further one-third of the issued share capital may also be applied to a fully pre-emptive rights issue taking the acceptable aggregate authority to two-thirds (66%); or

›	The routine authority to disapply preemption rights exceeds 10% of the issued share capital in any one year.

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Remuneration

General Recommendation: When assessing the remuneration resolutions for both FTSE Fledgling and AIM companies, a negative vote recommendation would be considered if any of the following had occurred:

›	Executive directors are not employed under formal service contracts or their service contracts, in the event of termination, provide for more than 12 months’ notice;
›	NEDs have received performance-related pay, during the year under review;
›	Options have been re-priced during the period under review;
›	Vesting of incentive awards is not conditional on the achievement of performance hurdles;
›	Re-testing is allowed throughout the performance period; or
›	Awards granted to executive directors during the year under review feature a vesting period of less than three years.

The award of options to NEDs is not in line with best practice as it can cause a potential conflict of interest that may affect a NED’s independent judgment. Therefore, the NAPF Smaller Companies Policy expects companies to remunerate NEDs with basic fees only, in the form of cash or shares.

7.	INVESTMENT COMPANIES

The NAPF Corporate Governance Policy and Voting Guidelines for investment companies70 are the basis for our benchmark recommendations for investment trusts and venture capital trusts; these guidelines also refer to the key principles of the AIC Code71.

Investment companies differ significantly in terms of structure from the majority of companies covered by the UK and Ireland policy because they generally have: (i) a board comprising of Non-executive Directors (NEDs) who are responsible for safeguarding shareholder interests; and (ii) an investment manager (either a person or an organization) who is responsible for the company’s portfolio. The majority of trusts are externally-managed, but some investment trusts are internally-managed or self-managed. This means that they do not have third party investment managers, and instead have a managing director (normally a board member) who is responsible for the management of client portfolios.

Director Elections

General Recommendation: Generally vote for the election or re-election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›

The board fails to meet minimum corporate governance standards – please see the following sections on independence classification and Board and Committee composition for details of how this is interpreted in practice; or

›	There are specific concerns about the individual, such as their ability to commit sufficient time to the role.

70 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary/0279_%20Corporate_governance_policy_and_

voting_guidelines_for _investment_companies_an_NAPF_document.aspx

71 https://www.theaic.co.uk/aic-code-of-corporate-governance-0

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Board independence classification

In addition to the conditions stated in the main policy, the non-executive director of an investment company is likely to be considered as non-independent if he or she has a substantial shareholding of greater than 1 per cent providing the investment trust is listed in the FTSE All-Share index.

Also, the non-executive director of either a venture capital trust or an investment trust is likely to be considered as non-independent if he or she holds a directorship in one or more investment companies or venture capital trusts managed by the same manager, or they have a relationship with the investment manager.

Board and committee composition

Whether executive directors are present or not, at least half of the board should comprise independent NEDs.

The audit committee should include independent NEDs only. The remuneration committee should comprise a majority of independent NEDs when no executive directors are present and independent NEDs only when executive directors are present. At least half of the members of a nomination committee should be independent.

The chairman may sit on all committees provided that he or she continues to be considered independent. If more than half the board has served in excess of 9 years, a negative vote recommendation would over time be applied to the Chairman’s re-election.

Authorise Issue of Equity without Pre-emptive Rights

General Recommendation: Generally vote for a resolution to authorise the issuance of equity, unless:

›

The general issuance authority exceeds one-third (33%) of the issued share capital. Assuming it is no more than one-third, a further one-third of the issued share capital may also be applied to a fully pre-emptive rights issue taking the acceptable aggregate authority to two-thirds (66%); or

›	The routine authority to disapply preemption rights exceeds 5% of the issued share capital in any one year, or 10% if there is a commitment that any issuance will be at or above net asset value.

Manager Evaluation

The NAPF72 policy references the AIC Principles dealing with the relationship between a board and the manager which state that the board should regularly review the performance of, and contractual arrangements with, the manager (or executives of a self-managed company).

72 http://www.napf.co.uk/PolicyandResearch/DocumentLibrary/0279_%20Corporate_governance_policy_and_

voting_guidelines_for _investment_companies_an_NAPF_document.aspx

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The AIC Code73 recommends that management engagement committees should be established, consisting solely of directors independent of the manager or executives of self-managed companies, which should review the manager’s performance and contractual arrangements annually and for any resulting decisions to be disclosed in the annual report.

The 2014/15 NAPF Corporate Governance Policy and Voting Guidelines74 advise that of particular importance to shareholders is that the board of an investment company is, and acts, fully independently of the firm providing fund management services.

Continuation of Investment Trust

General Recommendation: Generally vote the continuation resolution as described below:

›

ISS will vote for when the Board has tabled the resolution to comply with the requirement in the Trust’s Articles of Association that this vote be put to shareholders at regular intervals, and there are no issues of concern;

›	If the Board has called a special meeting, due to the shares trading at a discount to Net Asset Value over a prolonged period, ISS will consider the issues on a case-by-case basis.

8.	OTHER POINTS TO NOTE

Voting disclosure and the response to significant shareholder dissent

Investors expect that information regarding the voting outcomes on the resolutions presented at the AGM will be made available as soon as reasonably practicable after the AGM. The information should include the number of votes for the resolution, the number of votes against the resolution and the number of shares in respect of which the vote was directed to be withheld, and the overall percentages for each group.

The 2014 Code75 states that when, in the opinion of the board, a significant proportion of votes have been cast against a resolution at any general meeting, the company should explain when announcing the results of voting what actions it intends to take to understand the reasons behind the vote result. The FRC does not include a threshold for significant dissent, and ISS notes that market practice is bound to evolve in this area given this is a new provision in the Code. However, many investors will use the 20 percent figure, initially suggested by the GC100 and Investor Group76 as a guideline for remuneration concerns, as a threshold for identifying significant issues more generally, although there may be reasons why, for some companies and/or types of resolution, a higher or lower level might be more appropriate.

73 https://www.theaic.co.uk/aic-code-of-corporate-governance-0

74 Page 4, http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

75 E.2.2 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

76 3.1.2 http://uk.practicallaw.com/groups/uk-gc100-investor-group

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In the accompanying feedback statement77, the FRC clarified that it was not the intention that votes withheld should be included, although other market participants such as the NAPF78 are of the view that dissent should be taken to mean both active abstentions and votes against. The GC100 and Investor Group79 advises that, although “votes withheld” (abstentions) are not votes in law, companies may wish to consider viewing votes withheld (or in combination with votes against) exceeding 20 percent as indicating a low level of support from investors that they would wish to address, although this will depend on the company concerned. Across other markets globally, ISS sees a consensus emerging with a figure somewhere in the range 20% to 30% consistently seen as a threshold for significant dissent.

Board Diversity

ISS research includes commentary on the company’s approach to diversity. The NAPF80 expects companies to include a description of the board’s policy on diversity, including professional, international and gender diversity, any measurable objectives that it has set for implementing the policy, and progress on achieving the objectives.

Board Director acts as Company Secretary

The Code81 states that the company secretary should be responsible for advising the board through the chairman on all governance matters, and investors typically expect this role to be filled by a non-board member.

9.	APPENDIX

Good practice guidance referenced in this policy

The following documents are referred to in this document, and are listed here in alphabetical order with the year of publication included where relevant:

The AIC Corporate Governance Guide for Investment Companies (2013)

Changes to the UK Listing Rules following CP 13/15 (2014)

The GC100 and Investor Group Directors’ Remuneration Reporting Guidance (2013)

The GC100 and Investor Group Directors’ Remuneration Reporting Guidance: 2014 Statement (2014)

77 https://www.frc.org.uk/Our-Work/Publications/Corporate-Governance/Feedback-Statement-Revisions-to-the-UK-Corporate-G.pdf

78 Page 13, Section E http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

79 3.1.2 http://uk.practicallaw.com/groups/uk-gc100-investor-group

80 A.9 http://www.napf.co.uk/PolicyandResearch/Corporate-Governance/NAPF-Corporate-Governance-Policy-and-Voting-Guidelines.aspx

81 B.5 https://www.frc.org.uk/Our-Work/Codes-Standards/Corporate-governance/UK-Corporate-Governance-Code.aspx

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The IMA Principles of Remuneration (2014)

The IMA Share Capital Management Guidelines (2014)

The ISS Global Principles on Executive and Director Compensation

The ISS Global Voting Principles

The NAPF Corporate Governance Policy and Voting Guidelines (2014)

The NAPF Corporate Governance Policy and Voting Guidelines for Investment Companies (2012)

The NAPF Corporate Governance Policy and Voting Guidelines for Smaller Companies (2012)

The Pre-emption Group – Disapplying Pre-emption Rights – A Statement of Principles (2008)

The QCA Corporate Governance Code for Small and Mid-Size Quoted Companies (2013)

Remuneration Principles for Building and Reinforcing Long-Term Business Success (2013)

The UK Corporate Governance Code (2014)

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Israel

Proxy Voting Guidelines

2014–2015 Benchmark Policy Recommendations

Published October 23, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2014-2015 Israel Proxy Voting Guidelines

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1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

In Israel, this is a non-voting item in which the company is submitting to shareholders the annual financial statements and the directors’ reports.

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:
›	There are serious concerns about the procedures used by the auditor;
›	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
›	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
›	The name(s) of the proposed auditors has not been published;
›	The auditors are being changed without explanation;
›	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index); or
›	Audit fees are being reported together with tax / other fees.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise, ISS may recommend against the auditor election.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:
›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

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Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

2.	BOARD OF DIRECTORS

Director Elections

General Recommendation: Vote for management nominees in the election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements;
›	There have been questionable transactions with conflicts of interest;
›	There are any records of abuses against minority shareholder interests; or
›	The board fails to meet minimum corporate governance standards.

Vote for individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote against individual directors if repeated absences at board meetings have not been explained.

Vote against non-independent1 audit committee members.

Vote on a case-by-case basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote against the election of directors at all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

1 See Israel Classification of Directors.

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›

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

›

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

›	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

2014-2015 ISS Israel Classification of Directors

Executive Director

›	Employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent);

›	Government representative;
›

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative[1] of a current or former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (with five-year cooling off period);
›

Defined as non-independent under article 245(a) of the the Israeli Companies Law 1999;Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

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Independent NED

›	Not classified as non-independent by ISS (see above);
›	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or a significant shareholder.

Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” and considered a non-independent NED).

Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are considered best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;

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›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions:

(1) Have the proponents proved that board change is warranted? And

(2) if so, are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Board Structure

General Recommendation: Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance authorities with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance authorities without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

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Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super-voting shares.

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

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Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4.	COMPENSATION

The assessment of compensation follows the ISS Global Principles on Executive and Director Compensation which are detailed below. These principles take into account global corporate governance best practice.

The ISS Global Principles on Compensation underlie market-specific policies in all markets:

1.	Provide shareholders with clear, comprehensive compensation disclosures;
2.	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value;
3.	Avoid arrangements that risk “pay for failure;”
4.	Maintain an independent and effective compensation committee;
5.	Avoid inappropriate pay to non-executive directors.

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Executive compensation-related proposals

General Recommendation: Vote case-by-case on management proposals seeking ratification of a company’s executive compensation-related items. Vote against a company’s compensation-related proposal if such proposal fails to comply with one or a combination of several of the global principles and their corresponding rules:

1.	Provide shareholders with clear and comprehensive compensation disclosures:
1.1.	Information on compensation-related proposals shall be made available to shareholders in a timely manner;
1.2.	The level of disclosure of the proposed compensation policy shall be sufficient for shareholders to make an informed decision and shall be in line with what local market best practice standards dictate;
1.3.	Companies shall adequately disclose all elements of the compensation, including:
1.3.1.	Any short- or long-term compensation component must include a maximum award limit.
1.3.2.	Long-term incentive plans must provide sufficient disclosure of (i) the exercise price/strike price (options); (ii) discount on grant; (iii) grant date/period; (iv) exercise/vesting period; and, if applicable, (v) performance criteria.
1.3.3.	Discretionary payments, if applicable.
2.	Maintain appropriate pay-for-performance alignment with emphasis on long-term shareholder value:
2.1.	The structure of the company’s short-term incentive plan shall be appropriate.
2.1.1.	The compensation policy must notably avoid guaranteed or discretionary compensation.
2.1.2.	The structure of the company’s long-term incentives shall be appropriate, including, but not limited to, dilution, vesting period, and, if applicable, performance conditions.
2.1.3.	Equity-based plans or awards that are linked to long-term company performance will be evaluated using ISS’ general policy for equity-based plans; and 2.2. The balance between short- and long-term variable compensation shall be appropriate 2.2.1. The company’s executive compensation policy must notably avoid disproportionate focus on short-term variable element(s)
3.	Avoid arrangements that risk “pay for failure”:
3.1.	The board shall demonstrate good stewardship of investor’s interests regarding executive compensation practices.
3.1.1.	There shall be a clear link between the company’s performance and variable awards.
3.1.2.	There shall not be significant discrepancies between the company’s performance and real executive payouts.
3.1.3.	The level of pay for the CEO and members of executive management should not be excessive relative to peers, company performance, and market practices.
3.1.4.	Significant pay increases shall be explained by a detailed and compelling disclosure.
3.2.	Severance pay agreements must not be in excess of (i) 24 months’ pay or (ii) any more restrictive provision pursuant to local requirements and/or market best practice.
3.3.	Arrangements with a company executive regarding pensions and post-mandate exercise of equity-based awards must not result in an adverse impact on shareholders’ interests or be misaligned with good market practices.
4.	Maintain an independent and effective compensation committee:
4.1.	No executives may serve on the compensation committee.
4.2.	In certain markets the compensation committee shall be composed of a majority of independent members, as per ISS policies on director election and board or committee composition.

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In addition to the above, ISS will generally recommend a vote against a compensation-related proposal if such proposal is in breach of any other supplemental market-specific ISS voting policies.

Non-Executive Director Compensation

5.	Avoid inappropriate pay to non-executive directors.

General Recommendation: Generally vote for proposals to award cash fees to non-executive directors. Vote against where:

›	Documents (including general meeting documents, annual report) provided prior to the general meeting do not mention fees paid to non-executive directors.
›	Proposed amounts are excessive relative to other companies in the country or industry.
›	The company intends to increase the fees excessively in comparison with market/sector practices, without stating compelling reasons that justify the increase.
›	Proposals introduce retirement benefits for non-executive directors.

Vote case-by-case where:

›	Proposals include both cash and share-based components to non-executive directors.
›	Proposals bundle compensation for both non-executive and executive directors into a single resolution.

Equity-based Compensation Guidelines

General Recommendation: Vote for equity- based compensation proposals for employees if the plan(s) are in line with long-term shareholder interests and align the award with shareholder value.

Vote against proposed equity grants:

›	If the three-year average burn rate exceeds 1 percent and the total potential dilution from outstanding and proposed plans exceeds 10 percent.
›	If the three-year average burn rate is equal to or below 1 percent and the total potential dilution from outstanding and proposed plans exceeds 15 percent.

5.	OTHER ITEMS

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

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Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

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Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) is conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

6.	ENVIRONMENTAL AND SOCIAL ISSUES

ISS Global Approach to Voting on Environmental and Social Proposals

General Recommendation: Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

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›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Russian and Kazakhstan
Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Russia and Kazakhstan Proxy Voting Guidelines

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INTRODUCTION

The Law on Joint Stock Companies (JSC Law) is the main law regulating the activities of joint stock companies in Russia. Of particular importance are also the Federal Law on the Securities Market, which regulates the issuance and circulation of securities and the Listing Rules of the Moscow Exchange (latest update effective from 21 February 2013).

On 1 September 2013, the powers of the Federal Financial Markets Service (FFMS), Russia’s securities commission, in the field of regulation, control and supervision in the financial markets were transferred to the Bank of Russia. The regulatory, supervisory, and oversight functions of the Bank of Russia in the field of financial markets will be fulfilled by the Financial Supervision Committee.

The Law on Joint Stock Companies (JSC Law) dated May 13, 2003, is the main law regulating the activities of joint stock companies in Kazakhstan.

The Committee for the Control and Supervision of the Financial Market and Financial Organizations of the National Bank of Kazakhstan, established in 2011, is the main regulator of the Kazakhstan’s capital market. The Committee performs the functions of state control and supervision of activities of banks, insurance companies, pension and investment funds, and securities market entities, as well as protection of rights of consumers of financial services.

Legal and regulatory requirements are typically incorporated into the company’s charter, which is the main document covering the governance of the company, and the internal regulations. Issuers in Russia and Kazakhstan have multiple internal documents stipulating the rules and procedures for the governing bodies of the company.

At the typical Russian AGM, shareholders will be asked to approve the following:

›	Annual report and financial statements
›	Allocation of Income, including payment of dividends
›	Auditors’ appointment
›	Election of directors
›	Election of audit commission members
›	Related-party transactions and large-scale transactions
›	Amendments to the Charter and other internal regulations
›	Approval of director fees
›	Approval of remuneration policy for non-executive directors.

This document outlines the ISS policy on the above resolutions. For proposals which typically appear on an infrequent basis at Russian and Kazakh meetings, and which are not covered in this document, ISS will refer to the EMEA Regional Policy as a framework for analysis.

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1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

›	The financial statements and/or auditor’s report are not disclosed or are incomplete
›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

›	There are serious concerns about the procedures used by the auditor;
›	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
›	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
›	Name of the proposed auditors has not been published; or
›	The auditors are being changed without explanation.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election

Appointment of Audit Commission Members

General Recommendation: Vote for the election of the audit commission members where the number of nominees is equal to the number of seats on the audit commission unless:

›	Adequate disclosure, including the nominees’ names, has not been provided in a timely manner;
›	There are serious concerns about the work and/or the composition of the audit commission;
›	There are serious concerns about the statutory reports presented or the audit procedures used;
›	There are serious concerns over questionable finances or restatements.

Where the number of nominees exceeds the number of seats on the audit commission, vote on a case-by-case basis considering the following factors:

›	Nominees’ independence and potential conflicts of interest;
›	Nominees’ qualifications, experience, and past track records;
›	Current composition of audit commission.

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Early Termination of Powers of the Audit Commission

General Recommendation: ISS will recommend a vote for the early termination of powers of the audit commission unless there are any concerns with this proposal.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

2.	BOARD OF DIRECTORS

Director Elections

Mechanics of the Cumulative Voting System in Russia and Kazakhstan

Under a cumulative voting system, each share represents a number of votes equal to the size of the board that will be elected [i.e. if the board is composed of 10 directors, each company share will represent 10 votes]. These votes may be apportioned equally among the candidates or, if a shareholder wishes to exclude some nominees, among the desired candidates that remain.

It is important to recognize that in the context of director elections by cumulative voting, shareholders do not vote against any nominee, but rather support some of the nominees. This is an important distinction, as in some cases, shareholders may choose to support not all but rather a limited number of nominees.

General Recommendation: Where the number of candidates is equal to the number of board seats, vote for all independent director nominees (per ISS’ classification of directors).

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Where the number of candidates exceeds the number of board seats, vote for all or a limited number of the independent director nominees (per ISS’ classification of directors) considering factors including, but not limited to, the following:

›	Past composition of the board, including proportion of the independent directors vis-a-vis the size of the board;
›	Nominee(s) qualification, knowledge, and experience;
›	Attendance record of the directors nominees;
›	Company’s free float.

Where none of the director nominees can be classified as independent (per ISS’ Classification of Directors), ISS will consider factors including, but not limited to, the following when deciding whether to recommend in favour of a candidate’s (re)election:

›

A director nominee, while not classified as independent per ISS’ classification of directors, has been classified as independent per company’s director classification criteria and/or any other directors classification criteria widely used in the market;

›	A director nominee possesses adequate qualification, knowledge and experience;
›	There are no specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

ISS may consider not supporting the election of an individual director in case:

›	Adequate disclosure has not been provided in a timely manner;
›	A director nominee has been involved in questionable transactions with conflicts of interest;
›

A director nominee has breached fiduciary duties or engaged in willful misconduct or gross negligence in his/her capacity as a director that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

›	There are any records of abuses against minority shareholder interests;
›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company.

At companies on the main index, ISS may recommend against all nominees, if none of the proposed candidates can be classified as independent non-executive directors (per ISS’ Classification of Directors).

Vote on a case-by-case basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors may be best suited to add value for shareholders.

Disclosure of Nominee Names

General Recommendation: ISS will recommend a vote against the election of directors at all companies if the names of the nominees are not disclosed in a timely manner prior to the meeting.

ISS will recommend a vote against the election of directors at all companies if the names of the nominees are not disclosed in a timely manner prior to the meeting.

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ISS Classification of Directors

Executive Director

›	Any director who is disclosed as an employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a significant shareholder, unless there is a clear lack of material[5] connection with the shareholder, either currently or historically;
›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;
›

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative[1] of a current or former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (five-year cooling off period);
›	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.
›	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

›	No material[4] connection, either directly or indirectly, to the company (other than the board seat) or to a significant shareholder.

Footnotes

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

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[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

OR, A business relationship may be material if it is considered that it may be of significance the director.

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Early Termination of Powers of Board of Directors

General Recommendation: ISS will recommend a vote for the early termination of powers of the board of directors where such a proposal is supported by compelling justification.

ISS will recommend a vote against proposals seeking to alter the composition of the board and resulting in majority shareholder increasing its influence on the board.

Election of General Director (CEO)

General Recommendation: Generally vote for the election of the general director, unless there are significant concerns with the proposed candidate and/or compelling controversies with the election process exist.

Early Termination of Powers of General Director (CEO)

General Recommendation: ISS will recommend a vote for the early termination of powers of the general director where such a proposal is supported by compelling justification.

ISS will recommend a vote against proposals to terminate the powers of the general director if such proposals are not supported by compelling rationale.

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Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors may be best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Vote for proposals to fix board size unless such a proposal will result in change of the size or structure of the board that will have a negative impact for minority shareholders.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance requests with preemptive rights to a maximum of 100 percent of currently issued capital.

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Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Authorized Capital Increase Requests

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent of the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital Requests

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavourable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Changes to Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock Requests

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

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Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

›	A repurchase limit of up to 10 percent of outstanding issued share capital;
›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In addition, ISS will recommend against any proposal where:

›	The repurchase can be used for takeover defences;
›	There is clear evidence of abuse or risk of abuse;

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›	There is no safeguard against selective buybacks; and/or
›	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4.	COMPENSATION

Non-Executive Director Compensation

General Recommendation: ISS will generally recommend a vote for proposals to award cash fees to non-executive directors, but will recommend a vote against where:

›	Documents (including general meeting documents, annual report) provided prior to the general meeting do not disclose the fees paid to non-executive directors.
›	Proposed amounts are excessive relative to other companies in the country or industry.
›	The company intends to increase the fees excessively in comparison with market/sector practices, without stating compelling reasons that justify the increase.
›	Proposals provide for the granting of stock options, or similarly performance-based compensation, to non-executive directors.
›	Proposals introduce retirement benefits for non-executive directors.

And recommend a vote on a case-by-case basis where:

›	Proposals include both cash and share-based components to non-executive directors.
›	Proposals bundle compensation for both non-executive and executive directors into a single resolution.

Equity-Based Compensation Guidelines

General Recommendation: ISS will generally recommend a vote for equity based compensation proposals for employees if the plan(s) are in line with long-term shareholder interests and align the award with shareholder value. This assessment includes, but is not limited to, the following factors:

›	The volume of awards transferred to participants must not be excessive:
›	The potential volume of fully diluted issued share capital from equity-based compensation plans must not exceed the following ISS guidelines:
›

The shares reserved for all share plans may not exceed 5 percent of a company’s issued share capital, except in the case of high-growth companies or particularly well-designed plans, in which case we allow dilution of between 5 and 10 percent: in this case, we will need to have performance conditions attached to the plans which should be acceptable under ISS criteria (challenging criteria)*;

›	The plan(s) must be sufficiently long-term in nature/structure: the minimum vesting period must be no less than three years from date of grant;

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›	The awards must be granted at market price. Discounts, if any, must be mitigated by performance criteria or other features that justify such discount;
›	If applicable, performance standards must be fully disclosed, quantified, and long-term, with relative performance measures preferred.

5.	OTHER ITEMS

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account all relevant available information.

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information to make an informed voting decision.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

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Expansion of Business Activities

General Recommendation: Vote resolutions to expand business activities on a case-by-case basis.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval of related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset transferred/service provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) are conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant coast being incurred with little or no benefit.

Social/Environmental Issues

Global Approach

Issues that may be covered include a wide range of topics, including consumer and product safety, environment and energy, labour covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

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General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:
›	If the issues presented in the proposal may more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›	If the proposal requests increased disclosure, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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South Africa

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 South Africa Proxy Voting Guidelines

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OVERVIEW

South African company law and regulatory requirements determine the proposals which need to be presented to shareholders for approval. Of particular importance are the Companies Act 2008 (referred to as “CA” throughout this document), the Johannesburg Stock Exchange (JSE) Listings Requirements (referred to as “LR”) and the King Code and Report on Governance for South Africa 2009 (“King III”).

Legal and regulatory requirements are typically enshrined in a company’s memorandum of incorporation (“MOI”), which is the constitutional document covering the governance of the company.

At the typical AGM, shareholders will be asked to approve the following:

›	Receipt of annual financial statements
›	Auditors’ reappointment and remuneration
›	Election of directors
›	Election of audit committee members
›	Share issuance authorities
›	Share buyback authorities
›	Approval of director fees
›	Financial assistance to related or inter-related companies
›	Authority to ratify and execute approved resolutions
›	Approval of remuneration policy.

Non-routine items that are also often seen on South African agendas and require shareholder approval include:

›	Approval of new equity incentive schemes or amendments to existing schemes
›	Amendments to the MOI
›	Black Economic Empowerment (BEE) transactions
›	Social and ethics committee elections
›	Social and ethics committee report

Policies in this document are presented in an order consistent with a typical South African AGM agenda.

This document outlines the ISS policy on the above resolutions. For proposals which typically appear on an infrequent basis at South African meetings, and which are not covered in this document, ISS will refer to the EMEA Regional Policy as a framework for analysis.

1.	ANNUAL FINANCIAL STATEMENTS

Local requirements

Companies must submit their annual financial statements, including the reports of the auditors and the directors, to shareholders (CA s30). Although a large majority of South African companies submit their annual financial statements to a shareholder vote, this is not mandated by law. Some companies simply

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present the statements to the AGM without a formal vote. The JSE requires that annual financial statements and the AGM notice are sent to shareholders at least 15 business days before the AGM (LR s3.19).

General Recommendation: Vote for approval of the financial statements and director and auditor reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be disclosed publicly.

2.	AUDITORS’ REAPPOINTMENT AND REMUNERATION

Local requirements

A public company must appoint an auditor at each AGM (CA s90). The retiring auditor can be automatically reappointed without any resolution being passed, but most companies include an appropriate agenda item. Some companies also seek separate shareholder approval for the remuneration paid to the auditors.

General Recommendation: Vote for the re-election of auditors and/or proposals regarding auditor remuneration, unless:

›	There are serious concerns about the accounts presented or the audit procedures used;
›	The auditors are being changed without explanation; or
›	Non-audit related fees are substantial or are routinely in excess of standard audit-related fees.

3.	DIRECTOR ELECTIONS

Local requirements

The appointment of a new director must be confirmed by shareholders at the next AGM (LR schedule 10, para 10.16(c)). Furthermore, at least one-third of non-executive directors (NEDs) must retire by rotation at each AGM (LR schedule 10, para 10.16(g)), although at some companies retirement by rotation provisions extend to executive directors. Each director must be categorised as either executive, non-executive or independent (LR s3.84(f)).

General Recommendation: Vote for the re-election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements, questionable transactions with conflicts of interest or records of abuses against minority shareholder interests;
›	The board fails to meet minimum governance standards;
›	There are specific concerns about the individual nominee, such as criminal wrongdoing or breach of fiduciary responsibilities;
›	Repeated absences (less than 75 percent attendance) at board meetings have not been explained;

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›	Elections are bundled;
›	The director is an executive who serves on one of the key board committees (audit, remuneration, nominations);
›	The director combines the roles of chairman and CEO and the company has not provided an adequate explanation;
›	The director is a former CEO who has been appointed as chairman;
›	The director is a non-independent NED who serves on the audit committee (unless there is a separate AGM proposal specifically covering his/her election as an audit committee member);
›

The director is a non-independent NED who serves on the remuneration or nomination committee and there is no majority of independent NEDs on the committee. However, such a consideration should take into account the potential implications for the board’s Black Economic Empowerment (BEE) credentials;

›

The director is a non-independent NED and the majority of NEDs on the board are not independent. However, such a consideration should take into account the potential implications for the board’s BEE credentials; or

›

Under extraordinary circumstances, there is evidence of egregious actions related to the director’s service on other boards that raise substantial doubts about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Proposals to re-elect alternate directors will take into account the vote recommendation that applies for the director for whom they serve as an alternate. In addition, the specific nature of the alternate role will be considered, for example whether or not the individual serves as a genuine alternate (i.e. only attending board and committee meetings in the absence of a particular director) or appears to have a broader board position.

ISS Classification of Non-Independent Non-Executive Directors

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Beneficial owner (direct or indirect) of at least 5 percent of the company’s shares, either in economic terms or in voting rights;
›	Government representative;
›

Currently provides (or a related person provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of ZAR 100,000 per year. In line with King III, there should be a three-year cooling-off period for individuals appointed as the designated auditor/partner in the external audit firm or as a senior legal adviser to the company;

›

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test, which indicates materiality if the company makes or receives annual payments exceeding the greater of ZAR 2 million or 5 percent of the recipient’s gross revenues);

›	Any director who has cross-directorships with executive directors of the company;

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›	Relative (immediate family member) of current or former executive of the company or its affiliates. King III specifies a three-year cooling-off period;
›	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (five-year cooling off period); or
›	Any director who receives any form of performance-related remuneration.

4.	AUDIT COMMITTEE ELECTIONS

Local requirements

Companies (other than those covered by the Banks Act) must establish an audit committee of at least three members, which must be elected by shareholders at the AGM (CA s94).

General Recommendation: Vote for the re-election of the audit committee and/or audit committee members, unless:

›	The committee includes one or more non-independent NEDs;
›	The audit committee member is a non-independent NED; or
›	There are serious concerns about the accounts presented, the audit procedures used, or some other feature for which the audit committee has responsibility.

5.	SHARE ISSUANCE AUTHORITIES

Local requirements

In line with the provisions of its MOI, a company will typically seek a general authority to issue shares (sometimes referred to as “placing shares under the control of the directors”). This authority can be used to issue shares on a non-preemptive basis. The JSE has separate rules governing the issue of shares for cash. The Listings Requirements allow companies to request a general authority to issue shares for cash up to a maximum of 15 percent of the issued share capital on a non-preemptive basis, subject to approval by shareholders (LR s3.32, s5.52). The JSE specifies that a general authority to issue shares for cash requires 75 percent support.

Preference shares are reasonably common in South Africa, and some companies routinely seek separate authorities to issue new preference shares.

General Recommendation: Vote for a general authority to place authorised but unissued ordinary shares under the control of the directors, unless:

›	The authority is over a number of shares equivalent to more than 10 percent of the current issued share capital;

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›	The authority would allow shares to be used for share incentive scheme purposes and the underlying scheme(s) raises concern; or
›	The company used the authority during the previous year in a manner deemed not be in shareholders’ best interests.

Vote for a general authority to issue ordinary shares for cash, unless:

›	The authority is over a number of shares equivalent to more than 10 percent of the current issued share capital; or
›	The company used the authority during the previous year in a manner deemed not to be in shareholders’ interests.

Vote for a general authority to issue preference shares, unless:

›	Following the issue, preference shares would comprise greater than 50 percent of the company’s issued share capital; or
›	The terms of the preference shares would adversely affect the rights of existing shareholders.

The issue of shares pursuant to a specific transaction will be considered on a case-by-case basis, depending on the merits of the underlying deal.

6.	SHARE BUYBACK AUTHORITIES

Local requirements

Companies are allowed to acquire their own shares (CA s48). The JSE specifies a number of conditions in relation to share buybacks, one of which is that general authorities are permitted up to 20 percent of the issued share capital in any one financial year (LR s5.68). Further, general authorities require the approval of shareholders by way of a special resolution (LR s5.72).

General Recommendation: Vote for a general share buyback authority, unless:

›	The company wishes to repurchase more than 20 percent of its issued share capital over the year;
›	The repurchase can be used for takeover defenses; or
›	There is clear evidence of abuse.

7.	FEES FOR NON-EXECUTIVE DIRECTORS

Local requirements

The remuneration paid to directors for their services as directors can only be paid in accordance with a special resolution approved by shareholders within the previous two years (CA s66). (This relates to the fees payable to directors, not the remuneration which an executive director will receive as an employee of the company, and therefore in practice concerns the fees paid to non-executives.) Companies either seek approval for these fees under one resolution, or provide separate resolutions for each different type of fee.

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General Recommendation: Vote for the fees payable to non-executive directors, unless:

›	The proposed fees are excessive, relative to similarly-sized companies in the same sector.

8.	FINANCIAL ASSISTANCE TO RELATED OR INTER-RELATED COMPANIES

Local requirements

Under the Companies Act, companies are required to seek shareholder approval in advance of providing certain forms of financial assistance (e.g. loans or loan guarantees) (CA s44, s45). Approval is required for assistance provided to (a) related or inter-related companies (e.g. a subsidiary), (b) directors or prescribed officers (i.e. senior executives who are not directors), (c) for the purpose of subscribing for any options or securities issued by the company or by a related or inter-related company, or (d) for the purpose of purchasing any securities of the company or a related or inter-related company.

General Recommendation: Vote for a general authority to provide financial assistance, unless:

›	As part of the authority, the company requests a general authority to provide financial assistance to directors, and this is not limited to participation in share incentive schemes; and/or
›	As part of the authority, the company seeks approval to provide financial assistance “to any person.”

Evidence that the company has used a previous authority in a manner deemed not to be in shareholders’ interests would warrant further review and analysis.

9.	AUTHORITY TO RATIFY AND EXECUTE APPROVED RESOLUTIONS

Local requirements

Many companies seek the approval of shareholders for a formal authority allowing the directors (and/or the company secretary) to sign all the necessary documents and do everything required to put into effect the resolutions approved at the general meeting.

General Recommendation: Vote for the authority to ratify and execute approved resolutions, unless:

›	Opposition is recommended to all other items on the agenda.

10.	APPROVAL OF REMUNERATION POLICY

Local requirements

The King III report recommends that companies provide shareholders with an annual non-binding vote on the remuneration policy (principle 2.27). The vote has advisory status in respect of the remuneration policy and specific pay packages.

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General Recommendation: ISS evaluates management proposals seeking ratification of a company’s remuneration policy on a case-by-case basis. When judging remuneration policies, ISS generally recommends a vote against if the level of disclosure of the policy and/or its application is below what is required for shareholders to make an informed judgment on the policy. In the event of satisfactory disclosure, ISS recommends a vote for the approval of the executive remuneration policy unless TWO or more of the following issues apply (NB it may be appropriate to vote against on ONE issue if it has been identified as particularly serious):

›	Large increases in fixed remuneration have been implemented which have not been adequately explained.
›	The company has made bonus payments but these have not been clearly linked to performance (including guaranteed bonuses or transaction bonuses).
›	The company operates long-term incentive schemes (including matching shares) which do not have performance conditions attached for all or a substantial proportion of awards.
›	The vesting period for long-term incentive schemes is set at less than three years.
›	Long-term schemes include an element of retesting.
›	Options can be granted at a discount to market value.
›	The potential dilution under share incentive schemes is deemed excessive, and there are no mitigating circumstances (e.g. stringent performance measures)
›	The company has made ex-gratia payments or one-off special awards to executives during the year which have not been adequately explained.
›	Discretion has been used during the year in a manner not considered consistent with shareholder interests.
›	The policy or the application of the policy is in any way not considered aligned with shareholder interests.

In circumstances where a company has demonstrated a significant shift in the right direction, it may be appropriate for ISS to support the remuneration policy resolution, notwithstanding the presence of some historical issues of concern.

Failure to propose a resolution on executive remuneration for shareholder approval may lead to an adverse vote recommendation on another AGM item, for example the re-election of the chairman of the remuneration committee.

11.	NEW EQUITY INCENTIVE SCHEME OR AMENDMENT TO EXISTING SCHEMES

Local requirements

Share incentive schemes which involve the issue of new shares must be approved by shareholders via a resolution requiring 75 percent support (LR schedule 14). Certain provisions in existing schemes cannot be altered without shareholder approval.

General Recommendation: ISS evaluates management proposals seeking approval for a share incentive scheme on a case-by-case basis. When judging such items, ISS will generally recommend a vote against if

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the level of disclosure on the proposal is below what is required for shareholders to make an informed judgment on the scheme. In the event of satisfactory disclosure, ISS will recommend a vote for the proposal unless ONE or more of the following apply:

›	Performance conditions do not apply, have not been disclosed or are not considered sufficiently challenging or relevant.
›	Performance conditions can be retested.
›	Performance is measured over a period shorter than three years.
›	The plan allows for option repricing or issue of options at a discount or backdating of options.
›	The potential dilution is deemed excessive, and there are no mitigating circumstances (e.g. stringent performance measures).
›	The scheme provides for potentially excessive individual reward or has no caps on individual participation.
›	NEDs can participate in the scheme.
›	The scheme is in any way not considered aligned with shareholder interests.

Proposals to amend a scheme will involve an assessment of the nature of the amendment.

12.	NEW MEMORANDUM OF INCORPORATION (MOI)/AMENDMENTS TO THE MOI

Local requirements

Shareholder approval is required for a new MOI or amendments to the existing MOI (CA s16). The Listings Requirements include detailed guidance on what should be included within an MOI (schedule 10).

General Recommendation: Vote on a new MOI or on amendments to the MOI on a case-by-case basis, depending on the impact on shareholder rights.

ISS will normally recommend a vote against an MOI which limits retirement by rotation to non-executive directors only.

13.	BLACK ECONOMIC EMPOWERMENT (BEE) TRANSACTIONS

Local requirements

BEE transactions often involve the issue of new shares to specific partners or the provision of financial assistance and, as such, require shareholder approval. The precise nature of the transaction can vary significantly from company to company.

General Recommendation: Vote on BEE transactions on a case-by-case basis. Factors considered include the overall dilutive impact, the structure of the transaction and the identity of the company’s chosen BEE partners. Proposals which are genuinely broad-based are more appealing than those which stand to benefit a narrow group of investors, as are those which have a long-term timeframe.

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14.	SOCIAL AND ETHICS COMMITTEE ELECTIONS

Local requirements

The Companies Act includes provisions envisaging that companies form a social and ethics committee (CA s72). Further legislation – in the form of the Companies Regulations 2011 – specifies that these committees must include at least three directors or prescribed officers, at least one of whom must be a director who is not involved in day-to-day management (s43). There is no requirement for shareholders to vote on the members of the committee, but a small minority of companies include these elections on the AGM agenda.

General Recommendation: Vote for the re-election of the social and ethics committee and/or social and ethics committee members, unless:
›	The committee does not satisfy the minimum guidelines for membership, as set out in South African company law; or
›	Serious concerns have been raised with the work of the committee during the year.

15.	SOCIAL AND ETHICS COMMITTEE REPORT

Local requirements

The Companies Regulations 2011 require the social and ethics committee to report, through one of its members, to the shareholders at the AGM on the matters within its mandate (s 43). There is no requirement for shareholders to vote on this report, but a small minority of companies include this as a voting item on the AGM agenda.

General Recommendation: Vote for the report of the social and ethics committee, unless:

›	The report does not include details of how the committee has undertaken the functions prescribed to it by South African company law; or
›	Serious concerns have been raised with the work of the committee during the year.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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EMEA Regional

Proxy Voting Summary Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 18, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 EMEA Regional Proxy Voting Summary Guidelines

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2015 EMEA Regional Proxy Voting Summary Guidelines

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2015 EMEA Regional Proxy Voting Summary Guidelines

COVERAGE UNIVERSE

The following is a condensed version of the proxy voting recommendations contained in ISS’ EMEA Regional Proxy Voting Manual.

These guidelines cover all markets in Europe, the Middle East, and Africa (EMEA) that are not covered under a separate market-specific or region-specific ISS policy. Therefore, markets covered by this document exclude UK, Ireland, Israel, Russia, Kazakhstan, and South Africa, and all markets that are covered under ISS’ European Policy.

1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:
›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

General Recommendation: Vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

›	There are serious concerns about the procedures used by the auditor;
›	There is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
›	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;
›	The name(s) of the proposed auditors has not been published;
›	The auditors are being changed without explanation; or
›	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise, ISS may recommend against the auditor election.

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2015 EMEA Regional Proxy Voting Summary Guidelines

Appointment of Internal Statutory Auditors

General Recommendation: Vote for the appointment or (re)election of statutory auditors, unless:

›	There are serious concerns about the statutory reports presented or the audit procedures used;
›	Questions exist concerning any of the statutory auditors being appointed; or
›	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

General Recommendation: Vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

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2015 EMEA Regional Proxy Voting Summary Guidelines

2.	BOARD OF DIRECTORS

Director Elections

General Recommendation: Vote for management nominees in the election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements;
›	There have been questionable transactions with conflicts of interest;
›	There are any records of abuses against minority shareholder interests;
›	The board fails to meet minimum corporate governance standards;
›	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities; or
›	Repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote for employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote against employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote against the election of directors at all companies if the name of the nominee is not disclosed in a timely manner prior to the meeting.

Grace period: Vote for the election of directors at all Polish companies and non-index Turkish companies in 2013 even if nominee names are not disclosed in a timely manner prior to the meeting, but include cautionary language. Beginning in 2014, vote against the election of directors at all Polish companies and non-index Turkish companies if nominee names are not disclosed in a timely manner prior to the meeting.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the ISS EMEA Regional Classification of Directors on the following page.]

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2015 EMEA Regional Proxy Voting Summary Guidelines

ISS Classification of Directors – EMEA Regional Policy 2015

Executive Director

›	Employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;
›

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative[1] of a current or former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (five-year cooling off period);
›	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
›	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

›	No material[5] connection, either direct or indirect, to the company (other than a board seat) or to a significant shareholder.

Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

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2015 EMEA Regional Proxy Voting Summary Guidelines

Footnotes

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom, Ireland, Hong Kong, and Singapore, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his/her long tenure.

[5] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

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2015 EMEA Regional Proxy Voting Summary Guidelines

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

›

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

›

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

›	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), investors may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

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2015 EMEA Regional Proxy Voting Summary Guidelines

3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

General Recommendation: Vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

General Recommendation: Vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super-voting shares.

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2015 EMEA Regional Proxy Voting Summary Guidelines

Preferred Stock

General Recommendation: Vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

›	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);
›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation, or code of governance best practice.

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2015 EMEA Regional Proxy Voting Summary Guidelines

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, evaluate the proposal based on the company’s historical practice. However, companies should disclose such limits and, in the future, a vote against may be warranted at companies that fail to do so. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In addition, vote against any proposal where:

›	The repurchase can be used for takeover defenses;
›	There is clear evidence of abuse;
›	There is no safeguard against selective buybacks; and/or
›	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

4.	COMPENSATION

Compensation Plans

General Recommendation: Vote compensation plans on a case-by-case basis.

Director Compensation

General Recommendation: Vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

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2015 EMEA Regional Proxy Voting Summary Guidelines

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Vote against proposals to introduce retirement benefits for non-executive directors.

5.	OTHER ITEMS

Reorganizations/Restructurings

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

Mergers and Acquisitions

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

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2015 EMEA Regional Proxy Voting Summary Guidelines

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) is conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

6.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

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2015 EMEA Regional Proxy Voting Summary Guidelines

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

7.	FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, will be subject to the following policy:

General Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS’ EMEA Regional Proxy Voting Guidelines.

All other voting items will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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China

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 China Proxy Voting Guidelines

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2015 China Proxy Voting Guidelines

1.	OVERVIEW

Companies must hold their AGMs within six months of the close of each fiscal year. The following resolutions are commonly seen at a shareholder meeting:

›	Approval of financial statements and statutory reports;
›	Dividend distribution;
›	Election of directors;
›	Election of supervisors;
›	Auditor appointment;
›	Capital raising requests;
›	Debt issuance requests;
›	Amendments to articles of associations;
›	Provision of guarantees;
›	Related-party transactions.

Other items that may be submitted for shareholder approval include:

›	Remuneration;
›	Mergers and acquisition;
›	Investments in financial products using idle funds.

Policies in this document are presented in the order that generally appears on the ballot.

Vote Requirements:

›	Ordinary resolutions require the approval of a majority of attending shareholders to pass.
›	Special resolutions require the approval of a super majority (2/3) of all attending shareholders to pass.

Under certain circumstances, resolutions that are normally ordinary become special resolution:

›

Resolutions on provisions of loan become special resolutions if the cumulative amount of the guarantee provision has already exceeded or will exceed 30 percent of the company’s last audited total asset value with the addition of the new guarantee being proposed.

2.	FINANCIAL STATEMENTS/DIVIDENDS

Approval of Financial Statements and Statutory Reports

Resolution Type: Ordinary

General Recommendation: Generally vote for approval of financial statements, report of board of directors, supervisors, and independent directors and other statutory reports unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

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Discussion

Pursuant to Article 6.2 of Shenzhen Stock Exchange (SZSE) Listing Rules and Article 6.1 of Shanghai Stock Exchange (SSE) Listing Rules, listed companies are required to prepare and release annual reports within four months of the end of each financial year; interim reports within two months of the end of the first half of each financial year; and quarterly reports within one month of the end of the first three months and the end of the first nine months of each financial year, respectively.

In addition to financial statements, Chinese companies often submit the report of board of directors, supervisors, and independent directors (collectively referred to as statutory reports) to shareholders for approval.

›

The report of directors typically discuss the company’s operations for the previous year, including a review of the company’s performance, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

›

The report of supervisors contains statements as to the company’s performance, finances, related-party transactions, and other operating matters during the year. Supervisors review the company’s various documents, management work reports, special reports, and major policy decision matters as presented in the company’s shareholder meetings and board of directors meetings and determine whether these are in accordance with prevailing laws and regulations.

These reports are usually included in the company’s annual report and are ordinarily non-contentious in nature.

Dividend Distribution

Resolution Type: Ordinary

General Recommendation: Generally vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

3.	BOARD OF DIRECTORS

8) Article 108 of the Company Act requires a company to have five to 19 directors on the board, whilst a 2001 China Securities Regulatory Commission (CSRC) guidance document requires that independent directors should represent at least one-third of the board, of which at least one independent director must be an accounting professional. Independent directors are subject to a maximum term of six years.

Meeting attendance of independent directors is required to be disclosed by the Code of Corporate Governance 2002. Independent directors who do not join in a board of directors meeting in person for three consecutive times are required to step down and be replaced.

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2015 China Proxy Voting Guidelines

Election of Directors

Resolution Type: Ordinary

General Recommendation: Generally vote for the re/election of directors, except where:

›	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;
›

The independent director nominee has attended less than 75 percent of board meetings over the most recent fiscal year[1], without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;
›	Family emergencies;
›	The director has served on the board for less than a year; and
›	Missing only one meeting (when the total of all meetings is three or fewer).
›	Any non-independent director nominees where the board is less than one-third independent under ISS classification of directors.

Generally vote for the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Voting for Director Nominees in Contested Elections

Resolution Type: Ordinary

General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors. For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

1 Companies are required to disclose the attendance record of independent directors only, and committee memberships and attendance are generally not disclosed.

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The major decision factors are:

›	Company performance relative to its peers
›	Strategy of the incumbents versus the dissidents
›	Independence of directors/nominees
›	Experience and skills of board candidates
›	Governance profile of the company
›	Evidence of management entrenchment
›	Responsiveness to shareholders
›	Whether a takeover offer has been rebuffed

When analyzing proxy contests/ shareholder nominees, ISS focuses on two central questions: (1) Have the dissidents proved that board change is warranted? and (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

It is not, however, uncommon in China for a major shareholder to propose shareholder nominees. While these candidates are technically shareholder nominees, they are usually presented with consent of and often at the request of management. ISS treats the election of these shareholder nominees as uncontested director election unless there is an indication of director contest.

4.	BOARD OF SUPERVISORS

The Company Act requires that companies establish a supervisory board, and that this board consists of at least three members, with no less than one-third representing mass employees. These employee representatives are elected by employees and are not subject to shareholder approval in general meetings. Directors and senior executives are prohibited from serving as supervisors.

These supervisory boards are charged with overseeing company finances and supervising the conduct of directors and senior executives, with supervisors typically nominated by major shareholders of the company.

Election of Supervisors

Resolution Type: Ordinary

General Recommendation: Generally vote for such candidates unless:

›	He or she is a senior executive or director of the company;
›	He or she has been a partner of the company’s auditor within the last three years; or
›	There are concerns about the performance or conduct of an individual candidate.

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5.	REMUNERATION

Director Remuneration

Resolution Type: Ordinary

General Recommendation: Generally vote for resolutions regarding directors’ and supervisors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Discussion

According to Article 37 of the Company Act, director and supervisor remuneration requires shareholder approval. In most cases, however, it is disclosed as an aggregate amount. One exception is the finance industry, where state-owned entities are subject to higher disclosure requirements.

Equity-based Compensation

Stock Option Schemes

Resolution Type: Special

General Recommendation: Vote against a stock option scheme if:

›	The plan permits options to be issued with an exercise price at a discount to the current market price;
›

The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value;

›	Directors eligible to receive options under the scheme are involved in the administration of the scheme;
›	The company fails to set challenging performance hurdles for exercising the stock options compared with its historical financial performance or the industry benchmarks; or
›

The scheme is proposed in the second half of the year and the measurement of the company’s financial performance starts from the same year. The rationale is that the company’s financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the options to that year’s financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached).

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Restricted Stock Schemes

Resolution Type: Special

General Recommendation: Vote against a restricted stock scheme if:

›	The grant price of the restricted shares is less than 50 percent of the average price of the company’s shares during the 20 trading days prior to the pricing reference date;
›

The maximum dilution level for the scheme exceeds ISS guidelines of 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods, as these features partially offset dilution concerns by reducing the likelihood that restricted shares will be unlocked unless there is a clear improvement in shareholder value;

›	Directors eligible to receive restricted shares under the scheme are involved in the administration of the scheme;
›	The company fails to set challenging performance hurdles for unlocking the restricted shares compared with its historical financial performance or the industry benchmarks; or
›

The scheme is proposed in the second half of the year and the measurement of the company’s financial performance starts from the same year. The rationale is that the company’s financial performance has been largely determined for that particular year and thus by linking the vesting conditions of part of the restricted stocks to that year’s financial performance, the company is providing incentives for the period of the second half only, which can either be too aggressive (if the target is far out of reach) or too insufficient (i.e., the target has already been reached).

6.	AUDITOR (RE)APPOINTMENT

Resolution Type: Ordinary

General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

›	There are serious concerns about the accounts presented or the audit procedures used;
›	The auditor is being changed without explanation.; or
›	Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during three out of the five most recent financial years, ISS will ordinarily not recommend support for the reelection of the audit firm.

Voting requirement: This is an ordinary resolution.

Ordinary resolutions can be adopted by a majority of all attending shareholders.

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7.	CAPITAL RAISING

Share Issuance Requests

Resolution Type: Special

General Recommendation: Vote case-by-case on share issuance request, with reference to the identity of the placee, the use of proceeds, and a company’s past share issuance requests.

Discussion

Share issuance requests allow companies to issue shares to raise funds for general financing purposes. CSRC stipulates in a document entitled “Measures for the Administration of the Issuance of Securities by Listed Companies 2006” that:

•	The number of new shares issued via a public rights offering shall not exceed 30 percent of the number of shares already issued, and a successful rights offering shall have subscription rate no less than 70 percent;
•	Share issuances via a private placement shall be issued to not more than 10 specific parties;
•	The share issue price for a private placement shall not be lower than 90 percent of the average trading price of the company’s A shares 20 trading days prior to the benchmark date;
•	The share lock-up period shall be 12 months for minority investors and 36 months for the controlling shareholder and actual controlling person of the company.

Chinese companies do not ask for general mandates to issue shares to third parties, rather they seek shareholder approval for a specific issuance.

Debt Issuance Requests

Resolution Type: Ordinary

The issuance of debt instruments is a commonly seen financing channel used by companies to finance its projects and fund operations in China. In evaluating such proposals, the following factors will be considered:

›	Rationale/use of proceeds: Why does the company need additional capital? How will that capital be used?
›

Terms of the debts: Are the debt instruments convertible into equity? What are the interest rate and maturity? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

›	Size: At a minimum, the size of the debt issuance/potential borrowing should be disclosed.
›

The company’s financial position: What is the company’s current leverage and how does that compare to its peers? The risk of non-approval: What might happen if the proposal is not approved? Any alternative source of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

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General Recommendation: Vote case-by-case on non-convertible debt issuance requests. Generally vote for such requests if:

›	The size of the debt being requested is disclosed;
›	A credible reason for the need for additional funding is provided;
›	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposal); and
›	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

A vote against will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

For the issuance of convertible debt instruments, as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests, a vote for will be warranted. ISS will also recommend voting for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Moreover, where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such a proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

›	The proposed maximum amount is more than twice the company’s total debt;
›	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); AND
›	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

If data on the normal level of debt in that particular industry or market is not available, only the company-specific information will be considered.

Provision of Guarantees

Resolution Type: Ordinary, unless the cumulative amount exceeds threshold.

General Recommendation: Vote case-by-case on proposals to provide loan guarantees for subsidiaries, affiliates, and related parties. Generally vote against the provision of a guarantee where:

›	The identity of the entity receiving the guarantee is not disclosed;
›	The guarantee is being provided to a director, executive, parent company or affiliated entities where the company has no direct or indirect equity ownership; or
›

The guarantee is provided to an entity in which the company’s ownership stake is less than 75 percent; and such guarantee is not proportionate to the company’s equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote for such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

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Discussion

Chinese companies often provide loan guarantees for subsidiaries, affiliates and sometimes even unrelated parties.

According to Article 9.11 in both Shanghai and Shenzhen stock exchange Listing Rules, shareholder approval shall be sought in the following situations:

›	the amount of the guarantee is more than 10 percent of the last audited net asset value; or
›

the cumulative amount of the guarantee provision over the most recent 12-month period has already exceeded or will exceed 50 percent of the last audited net asset value with the addition of the new guarantee being proposed

›	the guarantee-receiving party has a debt-to-asset ratio over 70 percent;
›

the cumulative amount of the guarantee provision over the most recent 12-month period has already exceeded or will exceed 30 percent of the company’s last audited total asset value with the addition of the new guarantee being proposed; or

›

the cumulative amount of the guarantee provision over the most recent 12-month period has already exceeded or will exceed 50 percent of the last audited net asset value with the addition of the new guarantee being proposed and the absolute amount of the proposed guarantee exceeds CNY 50.00 million.

8.	AMENDMENTS TO COMPANY BYLAWS

Resolution Type: Ordinary

General Recommendation: Generally vote for bylaw amendments if:

›	They are driven by regulatory changes and are technical in nature; or
›	They are meant to update company-specific information in the bylaws such as registered capital, address, and business scope, etc.

Generally vote against the amendments if:

›	There is no disclosure on the proposed amendments or full text of the amended bylaw; or
›	The amendments include the increase in the decision authority which is considered excessive and the company fails to provide a compelling justification.

Discussion

Proposals to amend company’s Articles of Association and other bylaws are commonly seen at shareholder meetings. Companies usually disclose what being amended, or the amended bylaws, or both in their meeting circulars. Amendments are nearly always bundled together as a single voting resolution, and ISS’ general approach is to review these amendments on a case-by-case basis and to oppose article amendments as a whole when they include changes ISS opposes.

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Other company bylaws include but are not limited to:

›	Rules and Procedures Regarding Shareholder’s Meeting;
›	Rules and Procedures Regarding Board of Directors’ Meeting;
›	Rules and Procedures Regarding Supervisors’ Meeting;
›	Rules and Procedures for Election of Directors and Supervisors;
›	Working System for Board of Directors/Supervisors
›	Management System of Raised Funds/ Related-Party Transactions;
›	Management System of External Investment/ External Guarantee Provision.

Voting requirement: Proposal for article amendments is a special resolution whereas proposal for bylaw amendments is an ordinary resolution.

Special resolutions can be adopted by a super majority vote (2/3 or more) of all attending shareholders.

Ordinary resolutions can be adopted by a majority of all attending shareholders.

9.	RELATED-PARTY TRANSACTIONS

ISS assesses related-party transactions on a case-by-case basis. However, all analyses are conducted from the point of view of long-term shareholder value for the company’s existing shareholders.

As with many Asian markets, two types of related-party transactions are commonly seen in China – the non-recurring transaction and the recurring service provision agreement. Commonly seen related-party transactions include (but are not limited to):

›	Transactions involving the sale or purchase of goods;
›	Transactions involving the sale or purchase of property and/or assets;
›	Transactions involving the lease of property and/or assets;
›	Transactions involving the provision or receipt of services or leases;
›	Transactions involving the transfer of intangible items (e.g., research and development, trademarks, license agreements);
›	Transactions involving the provision, receipt, or guarantee of financial services (including loans and deposit services);
›	Transactions involving the assumption of financial/operating obligations;
›	Transactions that include the subscription for debt/equity issuances; and
›	Transactions that involve the establishment of joint-venture entities

Discussion

According to Article 5.1 of Guidelines for Introducing Independent Directors to the Board of Listed Companies by CSRC, 2001, independent directors must ratify any related-party transaction amounting to more than 5 percent of net assets or RMB 3 million, whilst at board meetings held to discuss such transactions interested directors must abstain from voting (Article 124 of the Company Act).

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Related-party transactions are regulated by Chapter 9 and 10 in the Listing Rules of Shanghai and Shenzhen Stock Exchange, with definitions of related parties and associated transactions given in articles 10.1.1, 10.1.3, and 10.1.5. These rules require that related parties abstain from voting on defined related-party transactions at shareholder meetings.

Articles 12 to 14 of the Code of Corporate Governance also include principles regarding the disclosure, pricing, and other issues involved in a typical related-party transaction.

Loan Financing Requests

Resolution Type: Ordinary

General Recommendation: Vote case-by-case on loans and financing proposals.

In assessing requests for loan financing provided by a related party:

›

ISS will examine stated uses of proceeds, the size or specific amount of the loan requested, along with interest rates to be charged. ISS also gives importance to, and seeks disclosure on, the specific relation of the party to be granted the loan to the company.

In assessing requests to provide loan financing to a related party:

›

ISS will examine stated uses of proceeds, the size or specific amount of the loan requested, along with interest rates to be charged. ISS also gives importance to, and seeks disclosure on, the specific relation of the party to be granted the loan to the company.

›	ISS will generally recommend shareholders vote against the provision of loans to clients, controlling shareholder, and actual controlling persons of the company.

Discussion

Chinese companies often seek loan financing from banks, financial institutions, or controlling shareholders. Occasionally, companies also undertake to provide funding for its subsidiaries, affiliates, or related parties. Generally, the funds obtained from the loan application are used by companies, its subsidiaries, affiliates, and related parties to supplement working capital, fund ongoing projects, and take advantage of investment plans.

Article 10.2.3 of the Shanghai and Shenzhen Listing Rules documents prohibit the making of loans to directors, supervisors, or senior management either directly or through its subsidiaries.

Group Finance Companies

Resolution Type: Ordinary

General Recommendation: Vote against requests to deposit monies with a group finance company.

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Discussion

It is not uncommon for large companies in China to establish group finance companies (GFC) as an internal agent to accept deposits from, and make loans to, group companies. Shareholder approval is typically required when the company makes deposits to, obtains loans from, and/or receives other forms of financial services from a GFC.

10.	MERGERS & ACQUISITIONS

Resolution Type: Special

General Recommendation: Vote case-by-case on mergers and acquisitions, taking into consideration of following factors:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›	Negotiations and process - Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.
›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Voting requirement: This is a special resolution.

Special resolutions can be adopted by a super majority vote (2/3 or more) of all attending shareholders.

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11.	PROPOSALS TO INVEST IN FINANCIAL PRODUCTS USING IDLE FUNDS

Resolution Type: Ordinary

General Recommendation: Vote on proposals to invest in financial products using idle funds on a case-by-case basis. Key factors for evaluating such requests include:

›	Any known concerns with previous investments;
›	The amount of the proposed investment relative to the company’s assets;
›	Disclosure of the nature of the products in which the company proposes to invest; and
›	Disclosure of associated risks of the proposed investments and related risk management efforts by the company.

Generally vote for such proposals unless the company fails to provide sufficient information to enable a meaningful shareholder or there are significant concerns with the company’s previous similar investments.

Discussion

According to Article 9.3.2 of the listing rules, the company’s external investments, including investment in financial products, with a cumulative amount more than 50 percent of its last audited net asset value and exceeding CNY 50 million in the previous 12 months requires shareholder approval. In addition, China Securities Regulatory Commission (CSRC) issued a new regulation in late 2012 to allow listed companies to invest part of their idle raised funds in financial products with approval of shareholders.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Hong Kong

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com

© 2014 ISS | Institutional Shareholder Services

2015 Hong Kong Proxy Voting Guidelines

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1.	OVERVIEW

Hong Kong companies are required to present the summary of its financial report within four months after the end of the financial year. Public companies must hold their AGM within a period of 15 months from the last convened AGM. The following resolutions are commonly seen at a shareholder meeting:

›	Approval of financial statements and statutory reports;
›	Dividend distribution;
›	Election of directors;
›	Approval of remuneration of directors;
›	Election of supervisors;
›	Auditor appointment and approval of auditor remuneration;
›	Capital raising requests;
›	Compensation proposals.

Other items that may be submitted for shareholder approval include:

›	Related-party transactions;
›	Amendments to articles of associations;
›	Debt issuance requests;
›	Provision of guarantees;
›	Mergers and acquisition.

Policies in this document are presented in the order that generally appears on the ballot.

2.	OPERATIONAL ITEMS

Approval of Financial Statements and Statutory Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Dividend Distribution

General Recommendation: Generally vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

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3.	BOARD OF DIRECTORS

The SEHK listing rules require that at least three independent non-executive directors be appointed to boards of listed companies or at least one-third of the board be independent, whichever is higher. Companies are likewise required to form audit committees composed entirely of non-executive directors, a majority of whom including the chairman must be independent. The committee must have at least one independent director with appropriate professional qualifications or accounting or related financial management expertise. The establishment of a remuneration committee is also required in Hong Kong, and the committee must be majority independent, including the chairman. Insiders are allowed to serve on the remuneration committee so long as the committee is majority independent. Companies listed in Hong Kong must also establish a nomination committee, or explain the reasons of noncompliance. The nomination committee must comprise of a majority of independent directors, and must be chaired by either an independent director or the chairman of the board.

Election of Directors

General Recommendation: Generally vote for the re/election of directors, unless:

›	The nominee has been a partner of the company’s auditor within the last three years, and serves on the audit committee;
›

The nominee has attended less than 75 percent of board and key committee meetings over the most recent fiscal year, without a satisfactory explanation. The calculation of director attendance will not include meetings attended by alternate directors. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;
›	Family emergencies;
›	The director has served on the board for less than a year; and
›	Missing only one meeting (when the total of all meetings is three or fewer);
›	The nominee is an executive director serving on the remuneration committee or nomination committee, and the committee is not majority independent;
›	The nominee is an executive director serving on the audit committee;
›

The nominee sits on a total of more than six public company boards (ISS will accept a commitment by an overboarded director to step down from one or more boards at the next annual meeting of the company or companies in question, if that will bring the total number of boards to no more than six); or

›	Any non-independent director nominees where the board is less than one-third independent under ISS classification of directors.

In making these recommendations, ISS generally will not recommend against the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Generally vote against all members of the audit committee up for reelection if:

›	The non-audit fees paid to the auditor are excessive; or
›	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

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Under extraordinary circumstances, vote against or withhold from individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Director Tenure

Under the ISS Classification of Directors, an independent non-executive director shall be considered non-independent if such director serves as a director for more than 9 years, if the company fails to disclose the reasons why such director should still be considered independent, or where such reasons raise concerns regarding the director’s true level of independence.

Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors. For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

›	Company performance relative to its peers
›	Strategy of the incumbents versus the dissidents
›	Independence of directors/nominees
›	Experience and skills of board candidates
›	Governance profile of the company
›	Evidence of management entrenchment
›	Responsiveness to shareholders
›	Whether a takeover offer has been rebuffed

When analyzing proxy contests/ shareholder nominees, ISS focuses on two central questions:

(1) Have the dissidents proved that board change is warranted? and

(2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

It is not, however, uncommon in China and Hong Kong for a major shareholder to propose shareholder nominees. While these candidates are technically shareholder nominees, they are usually presented with consent of and often at the request of management. ISS treats the election of these shareholder nominees as uncontested director election unless there is an indication of director contest.

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4.	BOARD OF SUPERVISORS

Company Law of PRC requires that companies incorporated in China establish a supervisory board, and that this board consists of at least three members, with no less than one-third representing mass employees. These employee representatives are elected by employees and are not subject to shareholder approval in general meetings. Directors and senior executives are prohibited from serving as supervisors.

These supervisory boards are charged with overseeing company finances and supervising the conduct of directors and senior executives, with supervisors typically nominated by major shareholders of the company.

Election of Supervisors

General Recommendation: Generally vote for such candidates unless:

›	He or she is a senior executive or director of the company;
›	He or she has been a partner of the company’s auditor within the last three years; or
›	There are concerns about the performance or conduct of an individual candidate.

5.	REMUNERATION

Director Fees

General Recommendation: Generally vote for resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Equity Compensation Plans

General Recommendation: Generally vote for an equity-based compensation plan unless:

›

The maximum dilution level for the scheme exceeds 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value. In addition, ISS will support a plan’s dilution limit that exceeds these thresholds if the annual grant limit under the plan is 0.5 percent or less for a mature company (1 percent or less for a mature company with clearly disclosed performance criteria) and 1 percent or less for a growth company.

›	The plan permits options to be issued with an exercise price at a discount to the current market price; or
›	Directors eligible to receive options or awards under the scheme are involved in the administration of the scheme and the administrator has the discretion over their awards.[1]

1 Equity awards granted or taken in lieu of cash fees generally would not be considered discretionary awards.

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6.	AUDIT

General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

›	There are serious concerns about the accounts presented or the audit procedures used;
›	The auditor is being changed without explanation; or
›	The non-audit fees exceed the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. ISS will make exception to this policy if excessive non-audit fees are in relation to special projects or due to unusual circumstance, and are not recurring in nature and are unlikely to create conflicts of interest. An example of acceptable “non-audit” fees would be fees for a special audit in connection with an IPO.

7.	SHARE ISSUANCE REQUESTS

General Issuance Mandate

General Recommendation: Generally vote for the general share issuance mandate for companies that:

›	Limit the aggregate issuance request – that is, for the general issuance mandate and the share reissuance mandate combined – to 10 percent or less of the relevant class of issued share capital;
›	Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and
›	Have no history of renewing the general issuance mandate several times within a period of one year.

Discussion

Hong Kong companies routinely seek shareholder approval to authorize their boards to:

›	Issue shares up to 20 percent of existing capital without preemptive rights (General Issuance Mandate);
›	Repurchase shares of up to 10 percent of issued capital (Repurchase Mandate); and
›	Reissue repurchased shares by extending the General Issuance Mandate to include the number of shares repurchased (Share Reissuance Mandate).

This section deals with the General Issuance Mandate, while the other two mandates are discussed below. The interrelationship between the three items is, however, extremely important because the Share Reissuance Mandate extends the board’s authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming a 20 percent request has been made under the General Issuance Mandate.

Hong Kong companies routinely ask shareholders to grant the board of directors a “general mandate to issue shares” without preemptive rights, at least once every year. This mandate, pursuant to the Listing

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Rules, allows companies to issue shares of up to 20 percent of issued capital without preemptive rights at a discount to market prices of up to 20 percent (or more under special circumstances). This is a routine item on AGM agendas, but companies can also seek to renew (or ‘refresh’) the share issuance amount at an EGM later in the year. The authority is limited to one year or the next general meeting, as revoked or renewed by shareholders.

Share Repurchase Plans (Repurchase Mandate)

General Recommendation: Generally vote for resolutions seeking for share repurcahse mandate.

Discussion

The Hong Kong Code on Share Repurchases, enacted in 1991, made stock repurchases legal under specific guidelines. Companies usually request the authority under the title “General Mandate to Repurchase Shares,” and the authority lasts for one year or until the next shareholder meeting. Repurchase programs are limited to 10 percent of the company’s outstanding capital on the date the authority is granted. In addition, the funds to make the repurchases should be obtained from reserves established or authorized for this purpose. Companies are allowed to purchase ordinary shares or warrants on the open market through brokers, but purchases cannot knowingly be made from specific individuals or shareholders. Repurchased shares must be destroyed and removed from the company’s issued capital. In some cases, however, the company seeks separate authority to reissue the shares repurchased over and above the General Issuance Mandate (see “Share Reissuance Mandate,” below).

Reissuance of Shares Repurchased (Share Reissuance Mandate)

General Recommendation: Generally vote for the share reissuance mandate for companies that:

›	Limit the aggregate issuance request – that is, for the general issuance mandate and the share reissuance mandate combined – to 10 percent or less of the relevant class of issued share capital;
›	Limit the discount to 10 percent of the market price of shares (rather than the maximum 20 percent permitted by the Listing Rules); and
›	Have no history of renewing the general issuance mandate several times within a period of one year.

Discussion

Companies may request board authorization to reissue any shares repurchased during the year under the Repurchase Mandate without limiting the General Issuance Mandate. This is known as the Share Reissuance Mandate. This authority is limited to shares repurchased in a given year and is thus limited to the maximum 10 percent allowed under the Repurchase Mandate. It is valid for one year. The Share Reissuance Mandate extends the board’s authority to issue shares without preemptive rights from 20 percent to 30 percent, assuming a 20 percent request has been made under the General Issuance Mandate.

The Share Reissuance Mandate gives the board power to issue shares on the same terms and conditions (for example, in relation to discount to market price) as exist under the General Issuance Mandate.

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8.	RELATED-PARTY TRANSACTIONS

ISS assesses related-party transactions on a case-by-case basis. However, all analyses are conducted from the point of view of long-term shareholder value for the company’s existing shareholders.

As with many Asian markets, two types of related-party transactions are commonly seen in Hong Kong – the non-recurring transaction and the recurring service provision agreement. Commonly seen related-party transactions include (but are not limited to):

›	Transactions involving the sale or purchase of goods;
›	Transactions involving the sale or purchase of property and/or assets;
›	Transactions involving the lease of property and/or assets;
›	Transactions involving the provision or receipt of services or leases;
›	Transactions involving the transfer of intangible items (e.g., research and development, trademarks, license agreements);
›	Transactions involving the provision, receipt, or guarantee of financial services (including loans and deposit services);
›	Transactions involving the assumption of financial/operating obligations;
›	Transactions that include the subscription for debt/equity issuances; and
›	Transactions that involve the establishment of joint-venture entities.

Group Finance Companies

General Recommendation: Vote against requests to deposit monies with a group finance company.

Discussion

It is not uncommon for large Chinese companies listed in Hong Kong to establish group finance companies (GFC) as an internal agent to accept deposits from, and make loans to, group companies. Shareholder approval is typically required when the company makes deposits to, obtains loans from, and/or receives other forms of financial services from a GFC.

9.	CAPITAL

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

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In evaluating debt-related proposals, the following factors will be considered:

›	Rationale/use of proceeds: Why does the company need additional capital? How will that capital be used?
›

Terms of the debts: Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

›	Size: At a minimum, the size of the debt issuance/potential borrowing should be disclosed.
›	The company’s financial position: What is the company’s current leverage and how does that compare to its peers?
›

The risk of non-approval: What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

A distinction will be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt; as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote FOR these proposals will be warranted if:

›	The size of the debt being requested is disclosed;
›	A credible reason for the need for additional funding is provided;
›	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); AND
›	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote ‘For’ will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. A vote ‘Against’ will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

›	The proposed maximum amount is more than twice the company’s total debt;
›	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); AND
›	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

When the above conditions are met, the proposed increase in debt may be considered excessive, and thus, the proposal may warrant an ‘Against’ vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

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Pledging of Assets for Debt

General Recommendation: Vote for proposals to approve the specific pledging of assets for debt if:

›	The size of the debt being requested is disclosed;
›	A credible reason for the need for additional funding is provided;
›	Details regarding the assets to be pledged are disclosed; AND
›	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

For proposals seeking a general authority to pledge assets for debt, the specific assets to be pledged need not be disclosed. However, in such cases, the authority should be limited such that it would not result in an excessive increase in debt. If the proposal grants excessive authority to the board or management, a vote ‘Against’ will be recommended.

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance, the company’s overall debt level, and the company’s justification for the pledging of assets.

ISS will issue vote recommendations against specific requests to pledge an asset in cases where no information regarding the size of the debt to be raised is disclosed, no credible explanation for the need of funding is provided, no details regarding the assets to be pledged are disclosed, or in extreme cases where shareholders’ rights and economic interests could be negatively affected. When the board is requesting a general authority to pledge assets, the details regarding the assets to be pledged need not be disclosed; however, ISS will oppose such a proposal if it would grant the board excessive authority.

Increase in Borrowing Powers

General Recommendation: Vote for proposals to approve increases in a company’s borrowing powers if:

›	The size of the debt being requested is disclosed;
›	A credible reason for the need for additional funding is provided;
›	The potential increase in debt is not excessive; AND
›	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. ISS’ analysis of borrowing power increase requests takes into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If no information regarding the limit on the borrowing power is disclosed, no credible explanation for the need of funding is provided, or an increase is excessive considering the company’s debt level as well as normal levels of debt in its industry or market, ISS recommends opposing the request.

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Loan Guarantee Requests

Chinese companies listed in Hong Kong often provide loan guarantees for subsidiaries, affiliates, and related parties.

General Recommendation: Loan guarantee requests will be evaluated on a case-by-case basis. Generally vote against the provision of a guarantee where:

›	The identity of the entity receiving the guarantee is not disclosed;
›	The guarantee is being provided to a director, executive, parent company, or affiliated entities where the company has no direct or indirect equity ownership; or
›

The guarantee is provided to an entity in which the company’s ownership stake is less than 75 percent; and such guarantee is not proportionate to the company’s equity stake or other parties have not provided a counter guarantee.

When the proposed guarantee does not fall into the above criteria, vote for such request provided that there are no significant concerns regarding the entity receiving the guarantee, the relationship between the listed company and the entity receiving the guarantee, the purpose of the guarantee, or the terms of the guarantee agreement. Examples of such concerns include a previous default by the entity receiving the guarantee or a sub-investment grade credit rating.

10.	MERGERS & ACQUISITIONS

General Recommendation: Vote case-by-case on mergers and acquisitions, taking into consideration of following factors:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›	Negotiations and process - Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.
›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger .

›

Governance - Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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11.	SOCIAL/ENVIRONMENTAL ISSUES

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Japan

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published January 7, 2015

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Japan Proxy Voting Guidelines

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5.	SHARE REPURCHASE PLANS	12

6.	TAKEOVER DEFENSE PLANS (POISON PILLS)	12

7.	MERGERS & ACQUISITIONS, THIRD-PARTY SHARE ISSUANCES (PRIVATE PLACEMENTS)	13

8.	SHAREHOLDER PROPOSALS	13

9.	SOCIAL/ENVIRONMENTAL ISSUES	14
	Global Approach	14

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1.	ROUTINE/MISCELLANEOUS

Approval of Financial Statements

General Recommendation: Generally vote for the approval of financial statements, unless:

›	External auditor expressed no opinion, or raised concerns; or
›	Statutory auditors/audit committee raised concerns; or
›	There are concerns about the financial statements presented or audit procedures used.

Income Allocation

General Recommendation: Generally vote for approval of income allocation, unless:

›	Payout ratio is consistently low without adequate justification; or
›	Payout ratio is too high, potentially damaging financial health.

Election of Statutory Auditors

General Recommendation: Generally vote for the election of statutory auditors, unless:

›	The outside statutory auditor nominee is regarded as non-independent based on ISS independence criteria for Japan; or
›	The outside statutory nominee attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review; or
›	The statutory auditor is judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.
›

Egregious actions related to a statutory auditor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Audit Firm Appointments

General Recommendation: Generally vote for the appointment of audit firms, unless there are serious concerns related to changing auditors.

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2.	ELECTION OF DIRECTORS

General Recommendation: ISS has three policies for director elections in Japan: one for companies with a statutory auditor board structure, one for companies with a U.S.-type three committee structure, and one for companies with a board with audit committee structure.

1.	At companies with a statutory auditory structure: vote for the election of directors, except:

›

Top executive(s)[1] at a company that has underperformed in terms of capital efficiency (i.e., when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years)[2], unless an improvement[3] is observed;

›	Top executive(s) if the board, after the shareholder meeting, does not include at least one outsider, regardless of independence;
›

Top executive(s) at a company that has a controlling shareholder, where the board, after the shareholder meeting, does not include at least two independent directors based on ISS independence criteria for Japan;

›	An outside director nominee who attended less than 75 percent of board meetings during the year under review[4]; or
›

Top executive(s) who are responsible for not implementing a shareholder proposal which has received a majority[5] of votes cast, or not putting a similar proposal on the ballot as a management proposal the following year (with a management recommendation of for), when that proposal is deemed to be in the interest of independent shareholders.

2.	At companies with a U.S.-type three committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except where:

›	An outside director nominee is regarded as non-independent based on ISS independence criteria for Japan, and the board, after the shareholder meeting, is not majority independent; or
›

Where the company has a controlling shareholder, a director nominee sits on the nomination committee and is an insider, or non-independent outsider, when the board, after the shareholder meeting, does not include at least two independent directors based on ISS independence criteria for Japan.

3.	At companies with a board with audit committee structure: (In addition to the guidelines for companies with a statutory auditor structure) vote for the election of directors, except where:

›	An outside director nominee who is also nominated as an audit committee member[6] is regarded as non-independent based on ISS independence criteria for Japan.

1 In most cases, the top executive will be the “shacho” (president). However, there are companies where the decision-making authority also rests with the “kaicho” (executive chairman) or “daihyo torishimariyaku” (representative director).

2 Exceptions may be considered for cases such as where the top executive has newly joined the company in connection with a bailout or restructuring. This policy will not be applied to companies which have been public for less than five years.

3 Improvement is defined as ROE of five percent or greater for the most recent fiscal year.

4 The attendance of inside directors is not disclosed in Japan.

5 Many Japanese shareholder proposals are submitted as article amendments, which require supermajority support in order to pass.

6 Outside director nominees who are not nominated as audit committee members are not subject to this policy.

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Regardless of governance structure, under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Mulitple Outsiders- Policy for 2016

General Recommendation: Starting in February 2016, vote against the top executive(s) at a company if the board after the shareholder meeting does not include multiple outsiders[7].

Discussion

ISS believes that a voting policy in a given market should reflect specific characteristics of that market. In Japan, lack of board independence is the core governance issue. A lack of board independence makes it difficult for shareholders’ voices to be reflected in board discussions. Japanese boards are often criticized for shareholder unfriendly decisions, such as hoarding cash, and tying up assets in cross-shareholdings. In other cases, they appear reluctant to sell or shut down unprofitable businesses, thus putting the interests of company insiders ahead of the benefits for common shareholders. Alternatively, Japanese corporate managers are often criticized for not taking risks in making value enhancing strategic investment decisions for future growth, due to a consensus-based decision-making process on boards dominated by insiders.

These problematic practices, which tend to lead to low capital efficiency, can be assessed by evaluating ROE. The updated policy therefore is adopted to augment the current policy of opposing top executives on all-insider boards (intended to increase board independence), by newly applying a financial metric which measures shareholder value creation, which in turn should be the ultimate goal of increasing board independence.

ROE is not the sole indicator to measure shareholder value creation, but it still can be a viable metric in the context of Japanese corporate governance for the following reasons.

First, many investors have cited low capital efficiency as a primary reason for the low returns from Japanese equity investments over the years. Indeed, Japanese companies’ ROE is low compared to other markets. According to the Ito Review8 by the Ministry of Economy, Trade and Industry, the average ROE for fiscal 2012 was only 5.3 percent for Japanese companies, compared to 22.6 percent for U.S. companies and 15.0 percent for European companies. In the report, Japanese companies are encouraged to increase their ROEs “in a manner befitting their respective businesses and connect this activity to generating sustainable growth.” It also notes that “... [Japanese] companies should be conscious that the minimum expected level of ROE is 8%, and should strive to further increase their ROEs beyond this level...”

7 “Multiple outsiders” could mean two outsiders (regardless of independence) or two outsiders (at least one of whom is independent). The definition may depend on factors such as the provisions of Japan’s Corporate Governance Code, currently in the draft stage. The new policy may initially be applied only to large companies (i.e., those in major indices).

8 http://www.meti.go.jp/english/press/2014/0806_04.html

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Second, the recent corporate governance debate in Japan has evolved with ROE as an important element. The Abe administration’s economic policy includes measures to improve Japanese companies’ capital efficiency. The administration requested the Tokyo Stock Exchange and Nikkei to create a new equity index to be composed of companies deemed shareholder friendly. The new JPX Nikkei 400 index, launched in response to the request, evaluates, among other factors, ROE to select index component companies, with a view to increasing awareness of the importance of ROE among Japanese companies.

In addition, at the request of the administration, the Financial Services Agency released in February Japan’s Stewardship Code9 for investors holding Japanese equities, which aims to increase constructive shareholder engagement with companies. Measures to increase capital efficiency are cited in the code as one topic for such engagement. As of August 29, 160 institutions have signed the code.

According to ISS’ 2013-14 policy survey results, a significant majority of investor respondents indicated that ISS should either always consider company performance when evaluating directors or consider it when a company has exhibited problematic governance practices that the board does not appear to be addressing.

In fact, Japanese institutional shareholders have already used ROE (in many cases a 3 - 5 percent ROE threshold) as a key factor when evaluating director election proposals, to address the issue of low capital efficiency at Japanese companies. The approach was originally inspired by the Pension Fund Association (PFA) of Japan, which employed a director election policy factoring in ROE beginning in 2007. Although the PFA currently does not have a stated ROE-based director election policy, domestic institutional shareholders continue to employ ROE in voting on directors.

As Japanese boards virtually function as management committees, rather than as supervising organs, it is reasonable for shareholders to oppose top executives when performance is poor. Note that 98 percent of Japanese companies employ a statutory auditor system, under which they do not have legally binding nomination committees. Therefore, it is unrealistic to expect that board members could remove top executives when necessary. The updated policy reflects the unique market circumstances of Japan.

The 5 percent threshold was chosen as a minimum ROE level acceptable to investors as an equity risk premium, based on discussions with institutional investors in Japan holding Japanese equities. Therefore, the threshold should be interpreted as a minimum acceptable level and not as a target. The five year measurement period was chosen so as not to penalize companies for a short-term performance downturn which could be needed for investments for sustainable growth over the long term.

Multiple Outsiders: Corporate governance in Japan has long been criticized for lack of outside director oversight. However, the situation has changed. Companies with at least one outside director made up a minority of those companies tracked by ISS until recently, but the proportion of such companies, which had been increasing by one to two percentage points every year, began to increase sharply in 2013. As of June 2014, only 29 percent of listed company boards lack even a single outside director, according to ISS data.

In 2013, ISS began recommending against top executives if the board after the shareholder meeting did not include at least one outsider, regardless of independence. It was in 2010 when more than half of Japanese companies started to have at least one outsider for the first time. Given that a majority of Japanese boards have at least one outsider, having outsiders on the board is no longer an alien concept among the Japanese business community, corporations and institutional shareholders alike.

9 http://www.fsa.go.jp/en/refer/councils/stewardship/index.html

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In fact, today, a majority of large Japanese companies already have at least two outside directors. Of Nikkei 225 index member companies, 72 percent have multiple outsiders, and of companies constituting the JPX-Nikkei 400 index, 55 percent have multiple outsiders (as of September 2014). Given this progress, strengthening the board independence threshold by requiring multiple outsiders, particularly for such large companies, is reasonable.

Under the new approach, the policy will not be implemented until 2016. This one-year moratorium is intended to give companies sufficient time to recruit qualified outside director candidates. For 2015, we will not recommend against a top executive if the board has only one outsider.

ISS Independence criteria for Japan

Those outside director candidates falling into any of the following categories should be regarded as non-independent:

›	Individuals who work or worked at major shareholders of the company in question;
›	Individuals who work or worked at main lenders/banks to the company in question;
›	Individuals who work or worked at the lead underwriter(s) of the company in question;
›	Individuals who work or worked at business partners of the company in question and the transaction value is material from the recipient’s perspective or is not disclosed;
›	Individuals who worked at the company’s audit firm;
›	Individuals who offer or offered professional services such as legal advice, financial advice, tax advice or consulting services to the company in question; or
›	Individuals who have a relative(s) working at the company in question.

3.	ARTICLE AMENDMENTS

Amendments are nearly always bundled together as a single voting resolution, and ISS’ general approach is to oppose article amendments as a whole when they include changes ISS opposes. The following are some of the most common or significant types of changes to articles.

Expansion of business activities

General Recommendation: Generally vote for an expansion of business activities, unless a company has performed poorly for several years and seeks business expansion into a risky enterprise unrelated to its core business.

Adoption of a U.S.-style three committee board structure

General Recommendation: Generally vote for the adoption of a U.S. style, three-committee board structure, unless none of the outside director candidates meets ISS criteria on independence.

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Adoption of a Board with Audit Committee Structure (Japan)

General Recommendation: Generally vote for an article amendment to adopt a board with audit committee structure. However, if the adoption of the new governance structure would eliminate shareholders’ ability to submit shareholder proposals on income allocation, vote against the article amendments. Vote case-by-case if the board currently has a three-committee structure.

Increase in authorized capital

General Recommendation: Generally vote case-by-case on this request if the company explicitly provides reasons for the increase.

If the company does not provide reasons for the increase, generally vote for proposals to increase authorized capital, unless:

›	The increase in authorized capital exceeds 100 percent of the currently authorized capital; or
›	The increase leaves the company with less than 30 percent of the proposed authorized capital outstanding; or
›	The increase is intended for a poison pill, which ISS opposes.

Creation/modification of preferred shares/class shares

General Recommendation: Generally vote case-by-case on this request.

Repurchase of shares at board’s discretion

General Recommendation: Generally vote against this change.

Allow company to make rules governing the exercise of shareholders’ rights

General Recommendation: Generally vote against this change.

Limit rights of odd shareholders

General Recommendation: Generally vote for this change.

Lower quorum requirement

General Recommendation: Generally vote against this proposal.

Amendments related to takeover defenses

General Recommendation: Generally vote for this proposal, unless ISS opposes or has opposed the poison pill proposal by itself.

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Decrease in maximum board size

General Recommendation: Generally vote for this proposal, unless the decrease eliminates all vacant seats, leaving no flexibility to add shareholder nominees or other outsiders to the board without removing an incumbent director.

Supermajority vote requirement to remove a director

General Recommendation: Generally vote against proposals seeking a supermajority requirement to remove a director.

Reduce directors’ term in office from two years to one year

General Recommendation: Generally vote for proposals to reduce a director’s term to one year.

Remove language preventing classification of board

General Recommendation: Generally vote against proposals seeking to remove language preventing classified boards.

Limitations of liability for directors/statutory auditors

General Recommendation: Generally vote for this proposal.

Limitations of liability for external auditors

General Recommendation: Generally vote against proposals limiting liability for external auditors.

Payment of dividends at the board’s discretion

General Recommendation: Generally vote against proposals allowing the board to pay dividends at its discretion.

Management buyout related amendments

General Recommendation: Generally vote case-by-case on management related buyout amendments.

4.	COMPENSATION

Annual Bonuses for Directors/Statutory Auditors

General Recommendation: Vote for approval of annual bonuses, unless recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

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Retirement Bonuses

General Recommendation: Generally vote for approval of retirement bonuses, unless:

›	Recipients include outsiders[10]; or
›	Neither the individual payments nor the aggregate amount of the payments is disclosed; or
›	Recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Special Payments in Connection with Abolition of Retirement Bonus System

General Recommendation: Generally vote for approval of special payments in connection with abolition of retirement bonus system, unless:

›	Recipients include outsiders[11]; or
›	Neither the individual payments nor the aggregate amount of the payments is disclosed; or
›	Recipients include those who are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

Stock Option Plans/Deep-Discounted Stock Option Plans

Stock Option Plans

General Recommendation: Generally vote for approval of stock option plans, unless:

›	Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or;
›	Recipients include individuals who are not in a position to affect the company’s stock price, including employees of business partners or unspecified “collaborators;” or
›	The maximum number of options that can be issued per year is not disclosed.

Deep-Discounted Stock Option Plans

General Recommendation: Generally vote for approval of deep-discounted stock option plans, unless:

›	Total dilution from proposed plan(s) and previous option plans exceeds 5 percent for mature companies, or 10 percent for growth companies; or
›	Recipients include individuals who are not in a position to affect the company’s stock price, including employees of business partners or unspecified “collaborators;” or
›	The maximum number of options that can be issued per year is not disclosed; or
›	No specific performance hurdles are specified (However, if the vesting period before exercise lasts for at least three years, this policy may not apply).

10 However, in rare occasions, ISS may support payment to outsiders on a case-by-case basis, if the individual amount is disclosed and not excessive.

11 Id.

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Director Compensation Ceiling

General Recommendation: Generally vote for proposals seeking to increase director fees, if:

›	The specific reason(s) for the increase are explained; or
›	The company is introducing or increasing a ceiling for performance-based compensation.

Vote case-by-case on proposals seeking to increase director fees, taking into account the company’s stock price performance and capital efficiency if:

›	The proposals are intended to increase fixed cash compensation or do not specify whether it is fixed or performance-based compensation which will be increased.

Generally vote against proposals seeking to increase director fees if there are serious concerns about corporate malfeasance.

Statutory Auditor Compensation Ceiling

General Recommendation: Generally vote for proposals seeking to increase statutory auditor compensation ceiling, unless statutory auditors are judged to be responsible for clear mismanagement or shareholder-unfriendly behavior.

5.	SHARE REPURCHASE PLANS

General Recommendation: Vote for the share repurchase plans, unless:

›	The proposed repurchase plan exceeds 10 percent of issued share capital without explanation; or
›	There are serious concerns about a possible adverse impact on shareholder value.

6.	TAKEOVER DEFENSE PLANS (POISON PILLS)

General Recommendation: Generally vote for the approval of takeover defense plans (poison pills), unless: (Necessary conditions)

›	The board does not include at least 20 percent (but no fewer than two) independent directors after the shareholder meeting; or
›	These independent directors fail to meet ISS guidelines on board meeting attendance; or
›	The directors are not subject to annual election; or
›	One or more members of the bid evaluation committee cannot be regarded as independent based on ISS criteria for independence; or
›	The trigger threshold is set at less than 20 percent of shares outstanding; or
›	The duration of the poison pill exceeds three years; or
›

There are other protective or entrenchment tools that can serve as takeover defenses, including blocking stakes held by management-friendly shareholders, or setting the maximum board size to the actual board size to eliminate vacant seats, or tightening of procedures for removing a director from office; or

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›	The company fails to release its proxy circular at least three weeks prior to the meeting, to give shareholders sufficient time to study the details of the proposal and question management about them.

(Second stage of analysis)

›	The company has not disclosed what specific steps it is taking to address the vulnerability to a takeover by enhancing shareholder value.

7.	MERGERS & ACQUISITIONS, THIRD-PARTY SHARE ISSUANCES (PRIVATE PLACEMENTS)

For every M&A and Third-Party Placement analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

General Recommendation: Generally vote case-by-case on mergers, acquisitions, and third-party placements, taking into account the following:

›	Valuation – Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
›	Market reaction – How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale – Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest – Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

›

Governance – Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

8.	SHAREHOLDER PROPOSALS

General Recommendation: Vote all shareholder proposals on a case-by-case basis.

Generally vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Generally vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

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9.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Korea

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Korea Proxy Voting Guidelines

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1.	APPROVAL OF FINANCIAL STATEMENTS (AND DECLARATION OF CASH OR STOCK DIVIDENDS)

General Recommendation: Generally vote for the approval of financial statements (and declaration of cash or stock dividends), unless:
›	The dividend payout ratio has been consistently low without adequate justification;
›	The payout is excessive given the company’s financial position;
›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

2.	AMENDMENTS TO THE ARTICLES OF INCORPORATION

Proposals are always presented in a bundled manner. As such, in cases where the negative provisions proposed in a resolution outweigh any positive ones, vote against the whole resolution. Shareholders are advised to carefully scrutinize any changes to a company’s articles as shareholders will not likely have any chance in the future to reverse the amendments once the amended articles are in place.

The following are frequently proposed amendments in Korea:

Issuance limit on new shares or convertible securities

General Recommendation: The most contentious aspect in this proposal pertains to articles that permit companies to issue new shares, convertible bonds, and/or bonds with warrants without triggering existing shareholders’ preemptive rights. Generally vote for these article amendments, unless:

›	The potential dilution ratio to existing shareholders does not exceed 20 percent; and
›	The proposed issuance limit of new shares is set at no higher than 20 percent of issued shares.

Increase in authorized capital

General Recommendation: Generally vote for increases in authorized capital, unless:

›	The increase in authorized capital exceeds 100 percent of the current authorized capital without any justification; or
›	The increase in the authorized capital results in less than 30 percent of the proposed authorized capital on issue.

Stock split / reverse stock split

General Recommendation: Generally vote for stock splits or reverse stock splits unless there is potential dilution impact on existing shareholders as a result of stock split and/or reverse stock split.

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Preferred stock / non-voting common shares

General Recommendation: Generally vote for the creation of a new class of preferred stock, or the issuance of preferred stock up to 50 percent of the issued capital, unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Diversification / expansion of business objectives

General Recommendation: Generally vote for proposals to expand business objectives unless the new business takes the company into risky areas.

Establishment of audit committee

General Recommendation: Generally vote for the establishment of an audit committee as a replacement for the internal auditor system.

Stock option grant

General Recommendation: Generally vote for a proposed stock option grant, unless:
›	The maximumdilution level under the plan exceeds 5 percent of issued capital for a mature company; or
›	The maximumdilution level under the plan exceeds 10 percent for a growth company.

Amend quorum requirements

General Recommendation: Vote case-by-case on proposals to amend quorum requirements. Vote against proposals to adopt a supermajority voting requirement for the removal of directors or internal auditors.

Cumulative voting

General Recommendation: Generally vote against proposals to introduce a provision that will prohibit the use of cumulative voting in director elections.

Golden parachute clause

General Recommendation: Generally vote against proposals to introduce a provision that entitles the company’s directors to an excessive level of remuneration in the event that they are dismissed or terminated.

Authorizing board to approve financial statements and income allocation

General Recommendation: Generally vote against proposals to introduce a provision that gives the board of directors the authority to approve financial statements and income allocation (including dividend payout). Insertion of such a clause would potentially take away shareholders’ right to approve the company’s dividend payment decision without any countervailing benefits.

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3.	ELECTION OF DIRECTORS

Korean law imposes two different sets of corporate governance standards on listed companies – one for companies whose asset size is greater than KRW 2 trillion (large companies) and the other for companies whose asset size is below KRW 2 trillion (small companies). Under Korean law, large company boards must have a majority of outside directors, and small companies are required to have a board on which one-fourth of the directors are outsiders.

General Recommendation: Generally vote for the re/election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	An outside director sits on more than two public company boards, in violation of the Commercial Act and accompanying presidential decree;

›

An outside director has attended less than 75 percent of board meetings[1] over the most recent fiscal year, without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;
›	Family emergencies;
›	The director has served on the board for less than a year; and
›	Missing only one meeting (when the total of all meetings is three or fewer);
›	For large companies, any non-independent director nominees (under ISS classification) where the board is less than majority-independent.

Where adequate disclosure has been provided, generally vote for the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Under extraordinary circumstances, vote against individual directors, members of committees, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his/her ability to effectively oversee management and serve the best interests of shareholders at any company.

Generally vote against directors for failure to remove a director convicted of wrongdoing from the board.

For cases where the election of multiple directors is presented as a bundled item, vote against the entire slate of directors if one of the nominees presents any of the governance concerns highlighted above.

1 Korean law requires companies to disclose the attendance of only outside directors.

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4.	ELECTION OF AUDIT COMMITTEE MEMBERS (OR INTERNAL AUDITOR)

Under Korean law, large companies are required to establish an audit committee comprising a minimum of three members, two-thirds of whom should be outside directors (including the chair). Korean law also requires that at least one audit committee member possess accounting or related financial management expertise or experience.

Election of Audit Committee Member(s)

General Recommendation: Vote case-by-case on the election of audit committee members. Consider the history of a particular director when deciding whether to vote in favor of his or her (re)election.

Examples of circumstances where a vote against an audit committee member’s (re)election should be considered include:

›	There are serious concerns about the statutory reports presented or audit procedures used;
›	A director has had significant involvement with a failed company;
›	A director has in the past appeared not to have acted in the best interests of all shareholders;
›

A director has breached fiduciary duties or engaged in willful misconduct or gross negligence in his/her capacity as a director (irrespective of whether such wrongdoing brings claims of losses and damages to the company);

›	A director has been indicted by the Prosecutors’ Office and there are pending investigations;
›	An outside director has attended less than 75 percent of board meetings in the most recent financial year, without a satisfactory explanation;
›	An outside director sits on more than two public company boards, in violation of the Commercial Act and accompanying presidential decree;
›	An inside director seeks to become an audit committee member (for large companies only);
›	A director has engaged in some significant transactions with the company in the last three years and he/she cannot reasonably be seen to have the necessary objectivity and independence; or
›	Other questions exist concerning any of the audit committee members being appointed.

Election of Internal Auditor(s)

Under Korean law, small companies are required to appoint at least one internal auditor. These companies may alternatively choose to establish an audit committee.

General Recommendation: Vote case-by-case on the election of audit committee members. Consider the history of a particular internal auditor when deciding whether to vote in favor of his or her (re)election.

Examples of circumstances where a vote against an internal auditor’s (re)appointment should be considered include:

›	There are serious concerns about the statutory reports presented or audit procedures used;
›	The internal auditor(s) has previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

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›	A nominee has had significant involvement with a failed company;
›

A nominee has breached fiduciary duties or engaged in willful misconduct or gross negligence in his/her capacity as an internal auditor (irrespective of whether such wrongdoing brings claims of losses and damages to the company);

›	A nominee has been indicted by the Prosecutor’s Office and there are pending investigations;
›	A nominee has engaged in some significant transactions with the company in the last three years and he/she cannot reasonably be seen to have the necessary objectivity and independence; or
›	Other questions exist concerning any of the internal auditors being appointed.

For those small companies which choose to create an audit committee in place of the internal auditor system vote for the election of an inside director as an audit committee member only if the company’s audit committee, after the election, satisfies the legal requirement.

5.	COMPENSATION

Remuneration Cap for Directors

General Recommendation: Generally vote for approval of the remuneration cap for directors, unless:

›	The proposed cap on directors’ remuneration is excessive relative to peer companies’ remuneration without reasonable justification; or
›	The company is asking for an increase in the remuneration cap where the company has not provided a reasonable justification for the proposed increase.

Remuneration Cap for Internal Auditors

General Recommendation: Generally vote for approval of the remuneration cap for internal auditors, unless there are serious concerns about the statutory reports presented or audit procedures used.

Stock Option Grants

In Korea, the manner in which stock options are granted and exercised is stipulated under the law.

Under Korean law, companies are allowed to grant stock options up to 15 percent of the total number of issued shares pursuant to a shareholder meeting resolution. The board is also allowed to grant stock options up to 3 percent of the total issued shares and to seek shareholders’ approval retrospectively at the first general meeting after the grant.

General Recommendation: Generally vote for stock option grant proposals, unless:

›	The maximum dilution level under the plan exceeds 5 percent of issued capital for a mature company; or
›	The maximum dilution level under the plan exceeds 10 percent for a growth company.

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Amendments to Terms of Severance Payments to Executives

General Recommendation: Generally vote for the establishment of, or amendments, to executives’ severance payment terms, unless:

›	The company fails to provide any information in regard to the changes to the terms of severance payments to executives;
›	The negative provisions proposed in a resolution outweigh any positive ones; and/or
›	The company proposes to introduce a new clause that is effectively a golden parachute clause.

6.	SPINOFF AGREEMENT

General Recommendation: Generally vote for the approval of a spinoff agreement, unless:

›	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group;
›	The company’s structure following the spinoff does not reflect good corporate governance;
›	There are concerns over the process of negotiation that may have had an adverse impact on the valuation of the terms of the offer; and/or
›	The company does not provide sufficient information upon request to make an informed voting decision.
›	There is an accompanying reduction in capital.

Generally vote for proposals to reduce capital for routine purposes unless the terms are unfavorable to shareholders.

7.	REDUCTION IN CAPITAL

Reduction in capital accompanied by cash consideration

General Recommendation: Generally vote for proposals to reduce a company’s capital that accompany return of funds to shareholders and are part of a capital-management strategy and an alternative to a buyback or a special dividend. Such a resolution is normally implemented proportionately against all outstanding capital, and therefore do not involve any material change relative to shareholder value.

Reduction in capital not accompanied by cash consideration

General Recommendation: Generally vote for proposals to reduce capital that do not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Such proposals are considered to be routine accounting measures.

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8.	MERGER AGREEMENT, SALES/ACQUISITION OF COMPANY ASSETS, AND FORMATION OF HOLDING COMPANY

General Recommendation: Generally vote for the approval of a sale of company assets, merger agreement, and/or formation of a holding company, unless:
›	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group;
›	The company’s structure following such transactions does not reflect good corporate governance;
›	There are concerns over the process of negotiation that may have had an adverse impact on the valuation of the terms of the offer;
›	The company does not provide sufficient information upon request to make an informed voting decision; and/or
›	The proposed buyback price carries a significant premium at the date of writing, conferring on shareholders a trading opportunity.

Discussion

The company-level transactions that require shareholders’ approval include: sale/acquisition of a company’s assets or business unit; merger agreements; and formation of a holding company. For every analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Valuation

Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

In Korea, under the Capital Market and Financial Investment Business Act (CMFIB), a fairness opinion is not required for companies with listed shares because the Act specifically sets out all relevant steps and the manner in which the proportion of shares should be divided between the acquirer and target. The CMFIB requires the stock swap ratio between listed companies to be determined by a specific formula which is based on the historical prices and trading volumes.

For transactions between an unlisted company and a listed company, a fairness opinion should be obtained from the independent advisers who review the fairness of the stock swap ratio and the compliance with the governing laws and regulations.

Market reaction

How has the market responded to the proposed deal? How did the company’s stock price react following the announcement compared to those of its peers? A negative market reaction will cause ISS to scrutinize a deal more closely.

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Strategic rationale

Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

Conflicts of interest

Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-inside shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

Governance

Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Trading opportunity from the dissident’s right

Does the proposed buyback price carry a premium or confer on shareholders a trading opportunity?

In Korea, the Corporate Act entitles shareholders to exercise a dissident’s right (also known as a right of withdrawal, appraisal right, or buyback right) when the company resolves to engage in such transactions as a sale/acquisition of business, merger, or formation of a holding company.

A dissident’s right is the right of shareholders to have their shares bought back by the company at a pre-determined buyback price in the event that shareholders dissent with management on a proposed merger. The manner in which the share buyback price is determined is stipulated under Korean law.

ISS considers whether the proposed buyback price carries a significant premium as of the date of analysis and states in the analysis whether the proposed buyback price confers on shareholders a trading opportunity at the time of analysis. However, shareholders who are interested in exercising the right of withdrawal are advised to reevaluate the size of premium/discount attached to the proposed buyback price, if any, closer to the meeting date and ensure that a written notice of intention of dissent is submitted well in advance of the general meeting.

9.	SHAREHOLDER PROPOSALS

General Recommendation: Generally vote for shareholder proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Generally vote against proposals that potentially limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Generally vote against shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

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10.	SOCIAL/ENVIRONMENTAL ISSUES

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:
›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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2015 Korea Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

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Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Singapore

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Singapore Proxy Voting Guidelines

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2015 Singapore Proxy Voting Guidelines

1.	OVERVIEW

Singapore companies are required to provide meeting notices at a minimum of 14 days before the meeting while accounts presented at the AGM shall be made up to a date of not more than four months before the AGM.

›	Approval of financial statements and statutory reports;
›	Dividend distribution;
›	Election of directors;
›	Approval of remuneration of directors;
›	Auditor appointment and approval of auditor remuneration;
›	Capital raising requests;
›	Compensation proposals.

Other items that may be submitted for shareholder approval include:

›	Debt issuance requests;
›	Amendments to articles of associations;
›	Related-party transactions;
›	Mergers and acquisition.

Policies in this document are presented in the order that generally appears on the ballot.

2.	OPERATIONAL ITEMS

Approval of Financial Statements and Statutory Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Dividend Distribution

General Recommendation: Generally vote for approval of the allocation of income, unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

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2015 Singapore Proxy Voting Guidelines

3.	BOARD OF DIRECTORS

Election of Directors

General Recommendation: Generally vote for the re/election of directors, unless:

›	The nomine has been a partner of the company’s auditor within the last three years, and serves on the audit committee;
›

The nomine has attended less than 75 percent of board and key committee meetings over the most recent fiscal year, without a satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;
›	Family emergencies;
›	The director has served on the board for less than a year; and
›	Missing only one meeting (when the total of all meetings is three or fewer).
›	The nomine is an executive director serving on the audit, remuneration or nomination committee;
›

The nominee sits on a total of more than six public company boards (ISS will accept a commitment by an overboarded director to step down from one or more boards at the next annual meeting of the company or companies in question, if that will bring the total number of boards to no more than six); or

›	Any non-independent director nominees where the board is less than one-third independent under ISS classification of directors.

In making these recommendations, ISS generally will not recommend against the election of a CEO, managing director, executive chairman, or founder whose removal from the board would be expected to have a material negative impact on shareholder value.

Generally vote against all members of the audit committee up for reelection if:

›	The non-audit fees paid to the auditor are excessive; or
›	The company did not disclose the audit fees and/or non-audit fees in the latest fiscal year.

Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Director Tenure

Under ISS Classification of Directors, an independent non-executive director shall be considered non-independent if such director serves as a director for more than 9 years, if the company fails to disclose the reasons why such director should still be considered independent, or where such reasons raise concerns regarding the director’s true level of independence.

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2015 Singapore Proxy Voting Guidelines

Voting for Director Nominees in Contested Elections

General Recommendation: Vote case-by-case on the election of directors in contested elections, including election of shareholder nominees or the dismissal of incumbent directors.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed.

When analyzing proxy contests/ shareholder nominees, ISS focuses on two central questions:

(1)	Have the dissidents proved that board change is warranted? and
(2)	(2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

4.	REMUNERATION

Directors Fees

General Recommendation: Generally vote for resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies of similar size.

Equity Compensation Plans

General Recommendation: Generally vote for an equity-based compensation plan unless:

›

The maximum dilution level for the scheme exceeds 5 percent of issued capital for a mature company and 10 percent for a growth company. However, ISS will support plans at mature companies with dilution levels up to 10 percent if the plan includes other positive features such as challenging performance criteria and meaningful vesting periods as these features partially offset dilution concerns by reducing the likelihood that options will become exercisable unless there is a clear improvement in shareholder value. In addition, ISS will support a plan’s dilution limit that exceeds these thresholds if the annual grant limit under the plan is 0.5 percent or less for a mature company (1 percent or less for a mature company with clearly disclosed performance criteria) and 1 percent or less for a growth company.

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2015 Singapore Proxy Voting Guidelines

›	The plan permits options to be issued with an exercise price at a discount to the current market price; or

›	Directors eligible to receive options or awards under the scheme are involved in the administration of the scheme and the administrator has the discretion over their awards.[1]

5.	AUDIT

General Recommendation: Vote for the appointment of auditors and authorizing the board to fix their remuneration, unless:

›	There are serious concerns about the accounts presented or the audit procedures used;
›	The auditor is being changed without explanation; or
›	The non-audit fees exceed the total fees paid to the external auditor in the latest fiscal year without satisfactory explanation.

Whilst ISS will consider the nature and scope of non-audit fees when assessing their magnitude, where non-audit fees have constituted more than 50 percent of total auditor compensation during the most recent fiscal year, ISS will ordinarily not recommend support for the reappointment of the audit firm. ISS will make an exception to this policy if excessive non-audit fees are in relation to special projects or due to unusual circumstance, and are not recurring in nature and are unlikely to create conflicts of interest. An example of acceptable “non-audit” fees would be fees for a special audit in connection with an IPO.

6.	SHARE ISSUANCE REQUESTS

General Issuance Requests

New Recommendation: For companies listed on the Mainboard of the Singapore Exchange, generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the share issuance limit is not more than 10 percent of the company’s issued share capital and 50 percent with preemptive rights.

For companies listed on the Catalist market of the SGX, generally vote for a general issuance of equity or equity-linked securities without preemptive rights when the share issuance limit is not more than 20 percent of the company’s issued share capital and 100 percent with preemptive rights.

Discussion

The listing manual of the SGX allows companies to seek an annual mandate for the issuance of ordinary shares up to 50 percent of issued capital for issuance with preemptive rights and 20 percent without preemptive rights for Mainboard-listed companies and 100 percent with preemptive rights and 50 percent without preemptive rights for Catalist-listed companies. Most companies seek such a mandate every year, to prevent the need to convene a shareholder meeting for each share issuance, however small.

1 Equity awards granted or taken in lieu of cash fees generally would not be considered discretionary awards.

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2015 Singapore Proxy Voting Guidelines

Specific Issuance Requests

General Recommendation: For issuance requests relating equity compensation plans, apply the policy on equity compensation plans.

For other issuance requests, vote on a case-by-case basis.

Share Repurchase Plans

General Recommendation: Generally vote for resolutions authorizing the company to repurchase its own shares.

Discussion

These are routine items asking shareholders to authorize a company to repurchase its own shares within the limits imposed by company law and the company’s articles. Upon requesting the authority, companies must inform shareholders of the maximum number of shares that may be repurchased (which may be no more than 10 percent of issued capital), the reasons for the proposed buyback, and details of any share repurchases conducted during the previous 12 months. Shares may be repurchased either on market or off market by way of an “equal access scheme” designed to ensure that all shareholders have an opportunity to tender their shares. Market share repurchases must be at a price not more than 5 percent above the average closing market price over the five trading days before the day on which the purchases are made. Share repurchases may be made out of capital or profits that are available for distribution as dividends. Companies must cancel the repurchased shares or hold them as treasury shares. The right to attend and vote at meetings as well as to receive dividends will be suspended for as long as the repurchased shares are held in treasury. Legal mandates and SGX listing requirements limit the potential for abuses of this authority, making these requests routine.

7.	RELATED-PARTY TRANSACTIONS

General Recommendation: Generally vote for mandate for recurrent interested-party transactions if such transactions are carried out at arms-length and on normal commercial terms.

Discussion

Singapore’s related-party transaction rules provide shareholders with substantial protection against insider trading abuses. Under the country’s related-party transaction rules, shares considered affiliated are excluded from voting on the related issues. A broad range of commercial transactions by companies or their subsidiaries require shareholder approval as related-party transactions. A company may seek a shareholder mandate for recurrent interested party transactions of a revenue or trading nature or those necessary for its day-to-day operations, such as purchases of supplies and materials, but not for the purchase or sale of assets, undertakings, or businesses. Such mandates are intended to facilitate transactions that occur in the normal course of the company’s business.

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2015 Singapore Proxy Voting Guidelines

8.	CAPITAL

Debt Issuance Requests

General Recommendation: Vote case-by-case on non-convertible debt issuance requests, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity-issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

In evaluating debt-related proposals, the following factors will be considered:

›	Rationale/use of proceeds: Why does the company need additional capital? How will that capital be used?
›

Terms of the debts: Are the debt instruments convertible into equity? What are the interest rate and maturity dates? Any call or put options? Often these terms will not be determined until the time of issuance of debt instruments (or when the actual loan agreement is signed). The terms of the debts would generally be determined by the market conditions, and lack of disclosure concerning these terms should not be a cause for significant concern so long as the debt is not convertible into equity.

›	Size: At a minimum, the size of the debt issuance/potential borrowing should be disclosed.
›	The company’s financial position: What is the company’s current leverage and how does that compare to its peers?
›

The risk of non-approval: What might happen if the proposal is not approved? Are there any alternative sources of funding? Could the company continue to fund its operations? Would it hinder the company’s ability to realize opportunities?

A distinction will be made between a specific debt issuance or pledging of assets, and authority to issue or increase debt; as in the case of specific equity issuances and requests for authority to issue equity. For specific debt issuances or pledging of assets, while the above factors will be examined, in general a vote ‘For’ these proposals will be warranted if:

›	The size of the debt being requested is disclosed;
›	A credible reason for the need for additional funding is provided;
›	Details regarding the assets to be pledged are disclosed (for specific asset pledge proposals); AND
›	There are no significant causes for shareholder concern regarding the terms and conditions of the debt.

So long as the proposal meets the above conditions, a vote for will be warranted even if the company has a high level of debt or the proposed issuance could result in a large increase in debt. A vote against will be warranted only in extremely egregious cases or where the company fails to provide sufficient information to enable a meaningful shareholder review.

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2015 Singapore Proxy Voting Guidelines

Where a general authority to issue debt or pledge assets is requested, in addition to the above criteria, we will oppose such proposal if it could result in a potentially excessive increase in debt. A potential increase in debt may be considered excessive when:

›	The proposed maximum amount is more than twice the company’s total debt;
›	It could result in the company’s debt-to-equity ratio exceeding 300 percent (for non-financial companies); AND
›	The maximum hypothetical debt-to-equity ratio is more than three times the industry and/or market norm.

When the above conditions are met, the proposed increase in debt may be considered excessive and thus the proposal may warrant an ‘Against’ vote. If we do not have data regarding the normal level of debt in that particular industry or market, only the company-specific information will be considered.

9.	MERGERS & ACQUISITIONS

General Recommendation: Vote case-by-case on mergers and acquisition, taking into consideration of following factors:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›	Negotiations and process - Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.
›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

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2015 Singapore Proxy Voting Guidelines

10.	SOCIAL/ENVIRONMENTAL ISSUES

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value. In addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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2015 Singapore Proxy Voting Guidelines

This document and all of the information contained in it, including without limitation all text, da ta, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits ), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Taiwan

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Taiwan Proxy Voting Guidelines

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2015 Taiwan Proxy Voting Guidelines

1.	OVERVIEW

Companies must hold their AGMs within six months of the close of each fiscal year. The following resolutions are commonly seen at a shareholder meeting:

›	Approval of business operations reports and financial statements;
›	Allocation of income or loss offsetting proposals;
›	Amendments to articles of association or other company bylaws;
›	Capital raising requests;
›	Election of directors and supervisors;
›	Release of restrictions on competitive activities of directors;
›	Transact other business.

Other items that may be submitted for shareholder approval include:

›	Capital reduction to offset losses or by distributing cash to shareholders;
›	Equity-based compensation;
›	Merger, consolidation, or split-off.

Policies in this document are presented in the order that generally appears on the ballot.

Vote Requirements:

›	Ordinary resolutions require the approval of a majority of the shareholders present, who reproesent more than one half of the ssued shares.
›

Special resolutions require the approval of a majority of the shareholders present, who represent two-thirds or more of the issued shares. If the attending shareholders represent less than two thirds of the issued shares, such resolutions may be adopted by a super majority vote (2/3 or more) of the attending shareholders who represent more than one-half of the issued shares.

2.	FINANCIAL RESULTS AND BUSINESS OPERATIONS REPORTS

Approval of Financial Statements and Statutory Reports

Resolution Type: Ordinary

General Recommendation: Generally vote for proposals to approve financial results, business operations reports and other statutory reports unless:

›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

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2015 Taiwan Proxy Voting Guidelines

Discussion

Article 20 of the Company Act requires Taiwanese companies to submit their annual reports, financial statements, surplus earnings distribution or loss offsetting proposals to shareholders for approval after the end of each fiscal year.

External audit is required for the financial statements. Pursuant to Article 36 of the Securities and Exchange Act, audited financial reports shall be prepared and released within three months after the close of each fiscal year.

3.	ALLOCATION OF INCOME AND DIVIDENDS

General Recommendation: Generally vote for approval of the allocation of income and dividends.

When distributing earnings and dividends, companies usually provide shareholders one or a combination of the following:

›	Cash dividends from earnings;
›	Cash dividends from capital reserves;
›	New shares from capital reserves;
›	Stock dividends.

When losses are posted for the year, companies are required to submit the loss offsetting proposals, usually included in the statement of profit and loss appropriation, for shareholder approval, along with the business operations reports and financial statements.

Cash Dividends from Earnings

Resolution Type: Ordinary

General Recommendation: Generally vote for distribution of dividends from earnings unless:

›	The dividend payout ratio has been consistently below 30 percent without adequate explanation;
›	The proposed payout is excessive given the company’s financial position.

Discussion

According to Article 112 and 232 of the Company Act, if there are no surplus earnings for the current year, no dividends and bonuses shall be paid out. In addition, before the company could pay out dividends and bonuses, the company shall:

1.	Cover its losses and pay all its taxes and dues;
2.	Set aside 10 percent of its surplus profit as legal reserve when the amount of legal reserve is less than the authorized capital;
3.	Allocate another sum of its surplus profits as special reserve, if special reserve is specified in the Articles of Association or approved by shareholders .

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2015 Taiwan Proxy Voting Guidelines

Cash Dividends or New Shares from Capital and Legal Reserves

Resolution Type: Special

General Recommendation: Generally vote for proposals to distribute dividends or new shares from capital and legal reserves.

Discussion

In accordance with Article 241 of the Company Act, when there is no loss incurred, a company may distribute all or part of its legal reserve and capital reserve by cash or by issuing new shares to its existing shareholders based on their proportionate holdings. If legal reserve is distributed, only the portion of legal reserve which exceeds 25 percent of the paid-in capital may be distributed.

Stock Dividends

Resolution Type: Special

General Recommendation: Generally vote for proposals to distribute stock dividends.

4.	CAPITAL REDUCTION TO OFFSET LOSSES OR BY DISTRIBUTING CASH TO SHAREHOLDERS

Resolution Type: Ordinary

General Recommendation: Generally vote for the capital reduction to offset losses or to distribute cash to shareholders unless:

›	The proposed capital reduction is not conducted on a proportionate basis according to the shareholding structure of the company but instead favors certain shareholders; or
›	The proposed cash distribution is expected to negatively affect the company’s day-to-day operations.

Discussion

According to Article 168 of the Company Act, a company shall not cancel its shares unless a resolution on capital reduction has been adopted by its shareholders’ meeting and capital reduction shall be effected based on the percentage of shareholding of the shareholders pro rata, unless otherwise provided for in this Act or any other governing laws.

Taiwanese companies sometimes may propose to offset cumulative losses by reducing their capital. On the other hand, cash may be given to shareholders when they have extra cash on hand and there is no significant investment foreseen in the near future. The total number of the outstanding shares will then be reduced. A smaller share base will result in higher earnings per share and return on net assets.

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2015 Taiwan Proxy Voting Guidelines

5.	AMENDMENTS TO COMPANY ARTICLES/BYLAWS

General Recommendation: Vote case-by-case on amendments to company bylaws.

Proposals to amend company bylaws are commonly seen at shareholder meetings. Companies usually disclose the details of the proposed amendments in their meeting circulars. Amendments are nearly always bundled together as a single voting resolution, and ISS’ general approach is to oppose article amendments as a whole when they include changes we oppose.

Articles of Association

The following are some of the most common or significant types of changes.

Increase in authorized capital

General Recommendation: Vote case-by-case on increase in authorized capital if the company explicitly provides reasons for the increase. Otherwise, vote for this change, unless:

›	The increase in authorized capital exceeds 100 percent of the currently authorized capital; or
›	The increase leaves the company with less than 30 percent of the proposed authorized capital outstanding; or
›	The increase is intended for a poison pill, which ISS opposes.

Establishment of an audit committee to replace supervisors

General Recommendation: Generally vote for the establishment of audit committee.

Adoption of the nomination system for the election of directors and supervisors

General Recommendation: Generally vote for the adoption of the nomination system for the election of directors.

Change of board size

Resolution Type: Special

General Recommendation: Generally vote for the change of board size unless it is used as anti-takeover mechanism or to alter board structure or size in the context of a fight for control of the company or the board.

Other Company Bylaws

Resolution Type: Ordinary

General Recommendation: Vote case-by-case on other bylaw proposals.

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2015 Taiwan Proxy Voting Guidelines

Other company bylaws include but are not limited to:

›	Procedures Governing the Acquisition or Disposal of Assets;
›	Rules and Procedures Regarding Shareholder’s Meeting;
›	Rules and Procedures for Election of Directors and Supervisors;
›	Rules and Procedures Regarding Board of Directors’ Meeting;
›	Procedures for Lending Funds to Other Parties;
›	Procedures for Endorsement and Guarantees;
›	Trading Procedures Governing Derivatives Products.

6.	CAPITAL RAISING

General Recommendation: Generally vote for general authority to issue shares if:

›	A general share issuance mandate that includes a private placement as one of the financing channels if the resulting dilution is limited to no more than 10 percent.
›	A general mandate for public share issuance if the issue size is limited to no more than 20 percent of the existing issued share capital.

Vote case-by-case on requests to issue shares for a specific purpose such as the financing of a particular project, an acquisition, or a merger.

Discussion

There are four capital raising channels that require shareholder approval in Taiwan:

›	Issuance of new ordinary shares via a private placement;
›	Issuance of convertible bonds via a private placement;
›	Public issuance of new ordinary shares via book building;
›	Participation in global depositary receipt (GDR) issuance.

Taiwanese companies normally seek authority to raise capital through one or a combination of the abovementioned channels, with the authority lasting for one year. This is, in essence, a general issuance mandate allowing companies to issue shares, convertible bonds, or participate in GDR issuance up to a preapproved limit. The specific capital raising channel and usage of raised proceeds will be determined by the board should the board decide to exercise this authority.

Additionally, not all listed companies are mandated to appoint independent directors, and the vast majority of Taiwanese boards have minimal or no independent representation. Given the prevalence of insider-dominated boards in Taiwan, ISS believes that stricter limits should be placed on a general mandate that allows for issuance by way of a private placement so as to reduce the risk of abuse by insiders for their own benefit.

Private placement of new shares and convertible bonds are special resolutions. Public issuance of new shares via book building and participation in GDR issuance are ordinary resolutions.

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2015 Taiwan Proxy Voting Guidelines

7.	EQUITY-BASED COMPENSATION

Resolution Type: Special

General Recommendation: Vote case-by-case on restricted stock awards (RSA). Vote against the RSA plan if one or two of the following features are not met:

›	Existing substantial shareholders are restricted in participation;
›	Presence of challenging performance hurdles if restricted stocks are issued for free or at a deep discount; or
›	Reasonable vesting period (at least two years) is set.

Discussion

RSAs were first introduced in Taiwan in 2012, following the new amendments to the Regulations Governing the Offering and Issuance of Securities by Securities Issuers promulgated by the Financial Supervisory Commission (FSC). The amount of restricted stocks to be issued is capped at five percent of the number of shares outstanding under the law, and the restricted shares can be granted free of charge. In addition, companies are mandated to make the following disclosure on their RSA proposals:

›	Issue amount;
›	Issue conditions (including issue price, vesting conditions, type of stocks, arrangements when the employees fail meet the vesting conditions);
›	Qualifications of employees to be eligible for RSAs and the number of shares to be granted;
›	Rationale for implementing the RSA program;
›	Estimated accounting cost to the company, dilution effect on the company’s EPS, and other shareholder rights.

8.	ELECTION OF DIRECTORS AND SUPERVISORS

General Recommendation: Vote against all directors and supervisors where the company employs the non-nomination system for election. When the company employs the nomination system, generally vote for the candidate.

Under extraordinary circumstances, vote against directors or supervisors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s or supervisor’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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2015 Taiwan Proxy Voting Guidelines

Discussion

The board of directors of a listed Taiwanese company must have at least five directors who must stand for re-election once every three years. Listed financial institutions and listed non-financial institutions with paid-in capital exceeding TWD 10 billion are required to appoint at least two independent directors that comprise no less than one-fifth of the number of directors. On December 31, 2013, the FSC expanded the scope of mandatory establishment of independent directors. All listed companies are now required to have at least two independent directors and an independence level of at least 20 percent at their next election.

A listed company in Taiwan can choose to establish either an audit committee or a supervisory board. Early in 2013, the FSC issued a new regulation stipulating the mandatory establishment of an audit committee for listed financial companies and listed non-financial companies with paid-in capital of TWD 50 billion or more. This requirement will be applied upon the expiration of the tenure of the incumbent directors and supervisors. A grace period of three years was given to companies that held elections in 2013. On December 31, 2013, the FSC expanded the scope of rules for public companies to require the establishment of an audit committee. Public companies, now with as little as TWD 2 billion paid-in capital are required to have an audit committee in place by 2019. The audit committee must be composed of at least three independent directors and at least one member must have accounting or financial expertise. Further, all independent directors on the board are required to serve on the audit committee.

Listed companies adopting a supervisory board are required to have two or more supervisors and at least one of them must be domiciled in Taiwan. The supervisory board oversees the execution of business operations of the company, and may at any time investigate the business and financial conditions of the company, examine the accounting books and documents, as well as request the board of directors or management to prepare reports if deemed necessary. In performing their functional duties, supervisors may appoint, on behalf of the company, a practicing lawyer or a certified public accountant to conduct the examination. As with directors, supervisors also must stand for re-election once every three years.

The election of directors and supervisors in Taiwan is unique. One notable characteristic is that legal entities such as governmental organizations and corporations, not just natural person, can serve as directors and supervisors. Legal entities can either appoint individuals as candidates or run for election themselves and then appoint representatives to perform the fiduciary duties. As a result, it is not uncommon in Taiwan to see only the name of the legal entity being nominated for a board seat and not the identity of the actual individual who will serve on the board to represent that entity’s interest.

Additionally, shareholder ID or personal ID of candidates are required to be filled in the ballots by shareholders in order to cast a valid vote. However, such information is usually disclosed only one week before the meeting date and in many cases, at the meeting.

Another notable characteristic is that in Taiwan, only the election of independent directors is through the standard nomination system. The election of non-independent directors and supervisors, on the other hand, uses a traditional election system which is commonly referred to as the “non-nomination system”. Under this non-nomination system, any shareholder can nominate any person of legal age to the board. Companies are not obliged to provide a roster of candidates and their profiles before the meeting, and many firms disclose candidate names and profiles at the meeting or only a few days beforehand. Further, whether the candidates are supported by management or not is often not disclosed.

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2015 Taiwan Proxy Voting Guidelines

Election by the non-nomination system poses a great challenge to investors, particularly overseas investors voting by proxy who must cast their votes well in advance of the meeting. The non-nomination system disenfranchises minority shareholders and greatly limits their ability to cast an informed vote. In contrast, under the nomination system, the board of directors reviews the qualifications of each candidate nominated by either the board itself or any shareholder holding one percent or more of the company’s outstanding shares, and then provides the final roster of candidates together with their profiles to shareholders prior to the meeting.

Voting requirement: Cumulative voting is mandatory for all elections. There is no majority vote requirement.

9.	RELEASE OF RESTRICTIONS ON COMPETITIVE ACTIVITIES OF DIRECTORS

Resolution Type: Special

General Recommendation: Vote against release of restrictions on competitive activities of directors if:

›	There is lack of disclosure on the key information including identities of the directors in question, current positions in the company, and outside boards they are serving on1 ; or
›	The non-nomination system is employed by the company for the director election;

Discussion

Article 209 of the Company Act states that: “a director who does anything for himself or on behalf of another person that is within the scope of the company’s business, shall explain to the meeting of shareholders the essential contents of such an act and secure its approval”. Therefore, this request is frequently seen at Taiwanese AGMs, mostly in conjunction with director elections.

As is so defined in the Company Act, a director’s service on a non-wholly owned subsidiary triggers this restriction as it is considered a separate legal entity operating within the same industry, even though the entity is a subsidiary of the company in question. As a result, without this waiver, many directors will not be able to serve concurrently on subsidiaries’ boards, which may limit the company’s ability to monitor the conducts of these subsidiaries. Therefore, the release of restrictions is acknowledged as instrumental at large conglomerates that need the flexibility to spread board expertise and transact business throughout companies within the group. However, the lack of a proper protection mechanism against abusive usage of this permission, particularly the absence of a strong corporate governance structure, calls for a detailed disclosure including the identity of the directors in question, current positions in the company, and the outside boards they are serving on in order to analyze each individual case.

1 If the company fails to disclose all outside directorships held by a director in question or those outside directorships that are being waived from the non-compete requirement, then it is deemed as lack of sufficient disclosure.

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2015 Taiwan Proxy Voting Guidelines

10.	MERGERS & ACQUISITIONS

Resolution Type: Special

General Recommendation: Vote case-by-case on mergers and acquisitions, taking into consideration the following factors:
›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? If a fairness opinion has been prepared, it provides an initial starting point for assessing valuation reasonableness, but ISS also places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›	Negotiations and process - Were the terms of the transaction negotiated at arms-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders.
›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. ISS will consider whether these interests may have influenced these directors and officers to support or recommend the merger.

›

Governance - Will the combined company have a better or worse governance profile than the respective current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Shareholders who dissent from the merger or acquisition have the right to require the company to buy back their shares at the prevailing fair price, which is also commonly known as “appraisal right of dissenting shareholders”.

11.	TRANSACT OTHER BUSINESS

General Recommendation: Vote against resolutions to transact other businesses.

Discussion

Taiwan companies allow the board and shareholders to raise issues not contained in the meeting agenda for shareholder approval during the shareholder meetings. Pursuant to Article 172 of the Company Act, election or dismissal of directors or supervisors, amendments to the Articles of Association, and other special resolutions, shall not be brought up as extemporary motions.

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The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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2014 Australian Proxy Voting Recommendations

Benchmark Policy

August 22, 2014

Institutional Shareholder Services Inc.

Copyright © 2014 by ISS

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ISS’ 2014 Australian Proxy Voting Recommendations

Benchmark Policy

Effective for Meetings on or after October 1, 2014

Published August 22, 2014

The following guidelines apply to ASX-registered issuers and those entities listed on the ASX and domiciled in countries not covered by a separate ISS policy.

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INTRODUCTION

The principle underpinning all ISS’ recommendations is that shareholders are the owners of listed companies.1 As such, they are entitled to assess every resolution that seeks their approval in terms of how it affects their interests as the owners of the company.

Overview

Regularly occurring agenda items include:

•	Consideration of the financial statements and reports (not normally a voting item);
•	Election of directors;
•	Non-binding vote on the remuneration report;
•	Approving issue of equity securities to directors;
•	Approving an increase in the aggregate non-executive director fee cap;
•	Approving changes to the company’s constitution (requiring a 75-percent majority of votes cast).

General

Company Name Change

ISS Recommendation: Generally For

ISS views decisions about the company name as best left to management. Typically, name changes are proposed to align the company name more closely with its primary businesses and activities and/or to simplify the company name. Such changes are usually made without detracting from market recognition of the company’s identity and activities.

Authority to Postpone or Adjourn Meeting

ISS Recommendation: Case-by-Case

ISS will consider proposals to provide the board with the authority to adjourn annual or special meetings as a change to the company constitution on a case by case basis, considering the board’s rationale for proposing the amendment, as well as past practices in acting in the best interests of shareholders.

If there is evidence of the misuse of the authority to adjourn an annual or special meeting, ISS may consider recommending against the re-election of the chairperson, and if the chairperson is not up for re-election, any non-executive directors up for re-election that were present at the relevant meeting.

Significant Change in Activities

ISS Recommendation: Generally For

ISS generally recommends for resolutions to change the nature or scale of business activities (ASX Listing Rule 11.1) provided the notice of meeting and explanatory statement provide a sound business case for the proposed change.

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1 The same principles will be applied to listed entities that are not ‘pure’ companies, such as trusts and stapled securities.

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Capital Structure

Capital structures are generally non-contentious in Australia. Each fully paid ordinary share carries one vote on a poll and equal dividends. Partly paid shares, which are rare, normally carry votes proportional to the percentage of the share paid-up. Companies may also issue redeemable shares, preference shares, and shares with special, limited, or conditional voting rights. Shares with differing amounts of votes constitute different classes of shares, but, in practice, shares with limited or enhanced voting rights are seldom, if ever, seen in Australia outside of a handful of externally managed infrastructure entities.

Multiple Voting Rights

ISS Recommendation: Generally Against

ISS will recommend against proposals to create a new class of shares with superior voting rights.

Shareholders are better off opposing dual-class proposals on the grounds that they contribute to the entrenchment of management and allow for the possibility of management acquiring superior voting shares in the future. Empirical evidence also suggests that companies with simple capital structures also tend toward higher valuation because they are easier for investors to understand.

Non-Voting Shares

ISS Recommendation for introduction: Case-by-Case

ISS Recommendation for cancellation: Generally For

ISS will recommend for proposals to create a new class of non-voting or subvoting shares only if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;
•	It is not designed to preserve the voting power of an insider or significant shareholder.

Mergers and Demergers

ISS Recommendation for introduction: Case-by-Case

ISS will generally recommend for mergers and acquisitions, and demergers/spinoffs, unless:

•	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group;
•	The company’s structure following the acquisition or merger does not reflect good corporate governance;
•	There are concerns over the process of negotiation that may have had an adverse impact on the valuation of the terms of the offer.

ISS will recommend against if the company does not provide sufficient information upon request to make an informed voting decision.

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Financial Statements

ISS Recommendation: Generally For

ISS will recommend for approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or the audit procedures used;
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Australian companies are not required to submit their annual accounts and reports to a shareholder vote.

1. SHARE CAPITAL

1.1 Reduction of Share Capital: Cash Consideration Payable to Shareholders

ISS Recommendation: Generally For

A company’s decision to reduce its share capital, with an accompanying return of funds to shareholders, is usually part of a capital-management strategy. It is commonly an alternative to a buyback or a special dividend.

Such a reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals.

1.2 Reduction of Share Capital: Absorption of Losses

ISS Recommendation: Generally For

This type of capital reduction does not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. ISS usually supports such proposals as they are considered to be routine accounting measures.

1.3 Buybacks

ISS Recommendation: Generally For

ISS generally recommends for requests to repurchase shares, unless:

•	There is clear evidence available of past abuse of this authority;
•	It is a selective buyback, and the notice of meeting and explanatory statement does not provide a sound business case for it.

ISS considers the following conditions in buyback plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arms-length through independent third parties.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS considers that, when timed correctly, buybacks are a legitimate use of corporate funds and can add to long-term shareholder returns.

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1.4 Issue of Shares (Placement): Advance Approval

ISS Recommendation: Case-by-Case

The ASX Listing Rules contain a general cap on non-pro rata share issues of 15 percent of total equity in a rolling 12-month period. Listing Rule 7.1 allows shareholders to vote to carve out from the “15-percent-in-12-months” cap a particular, proposed issue of shares. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 15-percent-in-12-months cap for the company.

Vote case-by-case on all requests taking into consideration:

•	Dilution to shareholders;
•

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders not participating in the placement will suffer dilution. While conventions regarding this type of authority vary widely among countries, ISS routinely supports issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital;

•	Discount/premium in purchase price to the investor;
•	Use of proceeds;
•	Any fairness opinion;
•	Results in a change in control;
•	Financing or strategic alternatives explored by the company;
•	Arms-length negotiations;
•	Conversion rates on convertible equity (if applicable).

1.5 Issue of Shares (Placement): Retrospective Approval

ISS Recommendation: Case-by-Case

Listing Rule 7.4 allows shareholders to vote to carve out from the 15-percent-in-12-months cap an issue of shares made some time in the previous 12 months. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 15-percent in-12-months cap for the company.

Australian companies routinely seek approval of previous share distributions. As long as the prior issuances conform to ISS guidelines on share issuances in terms of dilution (see above), ISS routinely recommends in favor of such proposals.

2. BOARD OF DIRECTORS

2.1 Director Age Limits

ISS Recommendation: Generally Against

The Australian Corporations Act no longer includes an age limit for directors of public companies. ISS supports resolutions seeking to remove the age limitation contained in companies’ constitutions in order to bring them in line with the Australian Corporations Act.

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ISS considers that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of his or her individual contribution and experience. As long as directors are able to fulfill their fiduciary responsibility to shareholders, ISS does not consider they should be disqualified from remaining in office.

2.2 Alteration of the Number of Directors

ISS Recommendation: Case-by-case

The Australian Corporations Act requires a minimum of three directors for public companies. There is no maximum limit set out in the Act, although company constitutions may set a maximum limit. ISS considers these proposals seeking to alter board size on a case-by-case basis, evaluating the request of the proposal and the board’s rationale.

In general, proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is under way is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

2.3 Classification of Directors

ISS classifies directors as executive, non-independent non-executive, or independent non-executive. ISS’ definition of an independent director uses the Financial Services Council (FSC, formerly the Investment and Financial Services Association or IFSA) definition as its core. The FSC definition closely reflects the definition used by the ASX Corporate Governance Council. The FSC defines an independent director as a non-executive director who:

•	Is not a substantial shareholder (or an executive or associate of a substantial shareholder) of the company;
•	Has not within the last three years been employed by the company in an executive capacity, or been a director after ceasing to hold any such employment;
•	Has not within the last three years been a principal or employee of a material professional adviser or material consultant to the corporate group;
•	Is not a material supplier/customer of the corporate group (or an executive or associate of a material supplier/customer);
•	Does not have a material contractual relationship with the corporate group;
•	Is free from any other interest and any business or other relationship with the corporate group.

ISS interprets this definition as follows:

Substantial Shareholders

•	A “substantial” shareholder is a shareholder controlling 5 percent or more of the voting rights in the company.
•

Where a person is a non-executive director of a substantial shareholder, he or she is classified as independent (unless a separate reason exists for classifying as non-independent). However, if the person is specifically designated as a representative of the substantial shareholder, he or she is classified as non-independent.

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Former Executives

•

The three-year rule is treated as a genuine “cooling off” period. Therefore, a non-executive director is treated as affiliated if he or she has previously been employed in an executive capacity by the company or another group member, and there was not a period of at least three years between ceasing such employment and serving on the board.

Advisers, Suppliers, Customers, Close Family Ties

Where a person is a non-executive director of a material adviser/supplier/customer, and not a major shareholder (or partner) in the material adviser/supplier/customer, he or she is classified as independent, (unless a separate reason exists for classifying as non-independent).

•

The materiality threshold for transactions is A$500,000 per annum for large advisers/suppliers/customers and A$50,000 per annum for small advisers/suppliers/customers. “Large” advisers include all major law, accounting, and investment banking firms. These thresholds are assessed by looking at transactions during the three most recent financial years.

Residual

•	A company founder is classified as non-independent under the “residual” category (other interests or relationships) even if he or she is no longer a substantial shareholder.
•	A relative (or a person with close family ties) of a substantial shareholder, or of a current or former executive, is classified as non-independent under the residual category.
•	If the company’s annual report classifies a director as non-independent without further information, he or she is classified as non-independent under the residual category.
•

There is no hard and fast rule about tenure (length of time on the board) impacting independence. However, a non-executive director who has served 12 or more years may be classified as non-independent under the residual category.

2.4 Election of Directors

ISS considers the overall composition of the board, and of the audit, remuneration, risk (if applicable), and nomination committees, as well as individual directors’ attendance records.

As a matter of best practice, the board of a listed entity should also have a committee or committees to oversee risk. Such a committee(s) could be a stand-alone risk committee, a combined audit and risk committee or a combination of board committees addressing different elements of risk. ISS will include the level of disclosure related to a risk committee in our reports as additional information to institutional investors. Under certain circumstances, ISS may consider such disclosure in our vote recommendations on election of directors, as warranted.

In addition, ISS will include the disclosure provided by the company in a Skills Matrix of the board’s composition. The skills matrix need not be prospective; instead it could be retrospective; which may alleviate commercial confidentiality issues around disclosure. Generally the skills matrix will identify the gaps in skills by the board to address the company’s business strategy. ISS will include such disclosure in our reports as additional information to institutional investors. Under certain circumstances, ISS may consider such disclosure in our vote recommendations on election of directors, as warranted.

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ISS will also consider the history of a particular director when deciding whether to recommend in favor of a director’s (re)election. Examples of circumstances where ISS will consider recommending against a director’s (re)election, regardless of board composition, are when a director has had significant involvement with a failed company and/or where a director has in the past appeared not to have acted in the best interests of all shareholders (such as adjourning an annual or special meeting in circumstances or manner which is not in the best interest of shareholders).

Where there is a majority-independent board (greater than 50 percent), ISS will recommend for the (re)election of a board-nominated director unless:

•

He or she is executive and chairperson, and no “lead director” has been appointed from among the independent directors (recommend against; but if he or she is company founder and integral to the company, recommend for);

•	He or she is executive (but not the CEO) and is on the audit committee (recommend against);
•	He or she is non-independent due to being a former partner or employee of the company’s auditor, and is on audit committee (recommend against);
•	He or she is executive (but not the CEO) and is on the remuneration committee, and the remuneration committee is not majority-independent (recommend against);
•	He or she has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation (recommend against);
•

He or she sits on more than five other listed company boards (counting a chair as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies (recommend against, in the absence of exceptional circumstances).

Where there is not a majority-independent board (less than or equal to 50 percent):

•

Generally recommend against executive directors (except the CEO and founders integral to the company) because executives do not need to sit on the board for directors to access their expertise. It is common in Australia for senior executives to be invited to board meetings to make presentations and answer questions;

•

Recommend against a representative of a substantial shareholder on a board where the reason independent directors constitute a minority of the board is because of a preponderance of executive directors and representatives of one substantial shareholder. In these cases, ISS will recommend against only one representative of the substantial shareholder (typically, the director with the worst attendance record);

•	Recommend against any director who is non-independent due to being a former partner or employee of the company’s auditor, and is on the audit committee;
•	Recommend against any director who has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation;
•

Recommend against any director who sits on more than five other listed company boards (counting a chair as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies, unless exceptional circumstances exist.

Recommend against shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Excessive Non-Audit Fees

Generally vote against the reelection of individual directors who are members of the audit committee as constituted in the most recently completed fiscal year if Non-audit fees (Other Fees) paid to the external audit firm exceeds audit and audit-related fees, and tax compliance/preparation fees.

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In circumstances where “Other” fees include fees related to significant one-time capital structure events (such as initial public offerings) and the Company makes public disclosure of the amount and nature of those fees that are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

Under extraordinary circumstances, recommend against directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or
•	Failure to replace management as appropriate; or
•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.5 Combination of CEO and Chairperson

ISS Recommendation: Case-by-Case

ISS supports the separation of the roles of chairperson and CEO in principle but acknowledges that there may be certain mitigating factors to counterbalance a board structure where the roles are combined, such as the appointment of a lead director. ISS also considers companies should be allowed the discretion in exceptional circumstances to temporarily combine the roles if adequate justification is provided. If the company combines these two positions into one person, then the company must provide for adequate control mechanisms.

2.6 Removal of Directors

ISS Recommendation: Case-by-Case

The major decision factors are:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors/nominees;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;
•	Responsiveness to shareholders.

3. REMUNERATION

3.1 Remuneration Report

ISS Recommendation: Case-by-Case

ISS’ approach is to ascertain, from the remuneration report, the key positive and negative features of the company’s approach to executive and non-executive remuneration, and then make a voting recommendation after balancing those positive and negative features. An assessment is made of: (a) the way in which the company pays its executives and non-executive directors; (b) the adequacy and quality of the company’s disclosure generally;

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and (c) the appropriateness and quality of the company’s disclosure linking identified material business risks and the predetermined key performance indicators (KPI) that determine annual variable executive compensation outcomes.

The Australian Securities and Investment Commission (ASIC) released Regulatory Guide (RG) 247 on 27 March 2013 to give guidance to companies on their compliance to disclosure under section 299A of the Corporations Act 2001 (Cth) (the Act) – Annual directors’ report – additional and general requirements for listed entities. Specifically sub sections (1) – (a) to (c) of section 299A of the Act. RG 247 sets out the required disclosure in the Operating and Financial Review (OFR) in terms of the company’s prospects for future financial years in terms of the company’s business strategies and material business risks.

ISS’ approach is to ascertain from the OFR if the company has linked, in the remuneration report, the management of its material business risks to its key performance indicators (KPI) in determining remuneration for key management personnel (KMP).

In relation to (a), ISS’ approach to long-term incentive plans is covered in “Remuneration of Executives: Long-Term Incentives” below.

3.2 Remuneration of Non-Executive Directors: Increase in Aggregate Fee Cap

ISS Recommendation: Case-by-Case

This type of resolution seeks shareholder approval for an increase in the maximum aggregate level of fees able to be paid to the company’s non-executive directors. It is a requirement of the ASX Listing Rules for companies to obtain shareholder approval for any increase in the fee cap.

When assessing requests for an increase in the fee cap, ISS applies a case-by-case approach, taking into account the following factors:

•	The size of the proposed increase;
•	The level of fees compared to those at peer companies;
•	The explanation the board has given for the proposed increase;
•	Whether the company has discontinued retirement benefits;
•	The company’s absolute and relative performance over (at least) the past three years based on measures such as (but not limited to) share price, earnings per share and return on capital employed;
•	The company’s policy and practices on non-executive director remuneration, including equity ownership;
•	The number of directors presently on the board and any planned increases to the size of the board;
•	The level of board turnover.

If the company has an active retirement benefits plan for non-executive directors, recommend against the increase. ISS also will recommend against a fee cap increase where a company is seeking an increase after a period of poor absolute and relative performance, where the same board (or largely the same board) has overseen this period of poor performance and where the fee cap increase is not being sought for the purposes of board renewal.

3.3 Remuneration of Non-Executive Directors: Approval of Share Plan

ISS Recommendation: Generally For

This type of resolution seeks shareholder approval for the company’s non-executive directors to receive some of their fees in the form of shares rather than cash. The reason for the resolution is that listed companies can only issue equity securities to directors if shareholders approve such issuances in advance (Listing Rule 10.14).

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The ISS recommendation in such cases is generally for because all three key sets of guidelines in Australia (ASX Corporate Governance Council, FSC, and those of the Australian Council of Super Investors - ACSI) support companies taking steps to encourage non-executive directors to acquire a material shareholding.

3.4 Remuneration of Executive Directors: Share Incentive Schemes

ISS Recommendation: Case-by-Case

Share incentive schemes in Australia usually provide for “performance rights,” “performance shares,” “conditional rights,” or similar instruments, all of which are economically zero exercise price options (ZEPOs).

The use of share option plans has significantly declined to a level which makes them rare. This is largely because of the introduction in Division 83A (the Income Tax Assessment Act 1997 (Cth) effective from 1 July 2009) of taxation at vesting. In addition, the elimination of tax refunds for vested but “out of the money” options has also exacerbated the situation following the introduction of Division 83A of the Income Tax Assessment Act 1997 (Cth) effective from 1 July 2009.

A smaller number of share incentive schemes are structured as loan-funded share plans.

3.5 Remuneration of Executives: Long-Term Incentives

ISS Recommendation: Case-by-Case

In Australia, there is no statutory or listing rule requirement for companies to put long-term incentive plans before shareholders for approval. Some companies choose to seek shareholder approval of a plan so that equity instruments issued under it do not count toward the “15 percent in 12 months” dilution cap (see “Issue of Shares (Placement): Advance Approval”, above).

Under ASX Listing Rule 10.14, companies must seek shareholder approval for any grant of equity awards to a director. However, there is a carve-out for grants of shares where those shares were purchased on-market rather than being newly issued. This carve-out was introduced in a controversial amendment to Listing Rule 10.14 in October 2005. ISS believes that long-term incentive grants of shares to executive directors should be put to shareholders for a vote, regardless of whether the shares are newly issued or purchased on market. If a company utilizes the Listing Rule 10.14 carve-out, this is treated as a negative factor in ISS’ assessment of the Remuneration Report.

ISS reviews long-term incentive plans (and proposed grants of equity awards to particular directors) according to the following criteria:

Exercise Price

•

Option exercise prices should not be at a discount to the market price at the grant date. (Many Australian companies now issue performance rights or performance shares, which are ZEPOs. These are not treated as “discounted” rights, but the following requirements in terms of vesting period, performance hurdles, etc., apply equally.)

•	Plans should not allow the repricing of underwater options.

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Vesting Period

•	Should be appropriate time restrictions before rights can be exercised (if 50 percent or more of securities can vest in two years or less, this is too short).

Performance Hurdles

•

Generally, a hurdle that relates to total shareholder return (TSR) is preferable to a hurdle that specifies an absolute share price target or an accounting measure of performance (such as earnings per share (EPS)).

•

Where a relative hurdle is used (comparing the company’s performance against a group of peers or against an index), no vesting should occur for sub-median performance, and the peer group should be defensible (e.g. not too small, and not “cherry picked”).

•

A sliding-scale hurdle – under which the percentage of rights that vest increases according to a sliding scale of performance (whether absolute or relative) – is generally preferable to a hurdle under which 100 percent of options vest once a single target is achieved.

•

Where an absolute share-price target is used, executives can be rewarded by a rising market even if their company does relatively poorly. In addition, even if a share-price hurdle is set at a significantly higher level than the prevailing share price, then the hurdle may not be particularly stretching if the option has a long life and there are generous retesting provisions.

•

An accounting-related hurdle does not necessarily require that shareholder value be improved before the incentive vests. In other words, with an accounting performance hurdle, it is possible for incentives to vest – and executives to be rewarded – without any medium to long-term improvement in shareholder return having been delivered. Growth in EPS may, but does not always, translate into a material increase in share price and dividends over the medium to long term.

•

Two different types of options should be distinguished: (1) grants of market-exercise-price options (traditional options), and (2) ZEPOs. Traditional options have an in-built share price appreciation hurdle, because the share price must increase above its level at the grant date for the executive to have an incentive to exercise. ZEPOs have no exercise price; the executive pays nothing to the company on exercising the rights. An EPS hurdle can lead to executive reward without any increase in shareholder return if the instruments are ZEPOs, but not if they are traditional options. Therefore, an EPS hurdle can more readily be supported if traditional options, rather than ZEPOs, are being granted.

•

For an EPS target to be sufficiently stretching, the target should specify a hurdle that will require EPS to have grown significantly. In assessing whether an EPS hurdle is sufficiently stretching for a particular company, ISS will consider the EPS forecasts for a particular company produced and published by analysts and any earnings guidance provided by management. If a sliding-scale EPS hurdle is used, a significant proportion of the options should vest only for EPS performance that exceeds consensus analyst forecasts.

Retesting

•

A retest is where the performance hurdle has not been achieved during the initial vesting period, and the plan permits further testing of the performance hurdle on a later date or dates. Many investors, in markets like the U.K., do not support retesting of performance criteria on share options or other share-based incentive awards, arguing that retesting undermines the incentive value of such awards. However, such provisions have not been uncommon in the Australian market. At the same time, however, as companies have moved toward annual grants of awards that mitigate the concerns over “cliff-vesting,” and the increasingly held view among institutions that retesting does not constitute best practice, companies are encouraged to review such practices and move toward reducing the number of retests to a small number, if not eliminating retesting altogether.

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•

In cases where retesting exists, ISS will evaluate the type of retesting, either fixed-base or rolling, and the frequency of the retesting. (Fixed-base testing means performance is always tested over an ever-increasing period, starting from grant date. This is less concerning than retesting from a rolling start date.) Where a company has a particularly generous retesting regime, and has not committed to reduce the number of retests to a small number, ISS will recommend against a resolution to approve the scheme in question, or a grant of rights under the scheme. This may also lead to an against recommendation on the remuneration report, depending on other aspects of executive and non-executive pay. In the case of new plans, ISS considers that companies should not include retesting provisions as a matter of best practice, but will take a case-by-case approach in such instances.

Transparency

•	Methodology for determining exercise price should be disclosed.
•	Shareholders should be presented with sufficient information to determine whether the scheme will reward superior future performance.
•	Proposed volume of securities which may be issued should be disclosed to enable shareholders to assess dilutionary impact.
•	Time restrictions before options can be exercised should be disclosed.
•	Any restrictions on disposing of shares received should be disclosed.
•	Full cost of options to the company should be disclosed.
•	Method used to calculate cost of options should be disclosed, including any discount applied to account for the probability of equity incentives not vesting.
•	Method of purchase or issue of shares on exercise of options should be disclosed.

Dilution of Existing Shareholders’ Equity

•	Aggregate number of shares and options issued under all employee and executive incentive schemes should not exceed 10 percent of issued capital.

Level of Reward

•	Value of options granted (assuming performance hurdles are met) should be consistent with comparable schemes operating in similar companies.

Eligibility for Participation in the Scheme

•	Scheme should be open to all key executives.
•	Scheme should not be open to non-executive directors.

Other

•	Plans should include reasonable change-in-control provisions (i.e. pro rata vesting time and size of awards).
•

Plans should include “good” leaver/“bad” leaver provisions to minimize excessive and unearned payouts (see below for a discussion of ISS specific approach to resolutions seeking approval for termination benefits to executives generally and under equity plans).

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In summary, ISS generally opposes plans, and proposed grants under plans, if any of the following apply:

•	Exercise price is discounted;
•	Vesting period is too short;
•

Performance hurdles are not sufficiently demanding (although ISS will take into account whether the plan is used for a wide group of employees in evaluating performance hurdles under a particular plan);

•	Extensive retesting of performance criteria is permitted over an extended time period if the original performance criteria are not met during the initial testing period;
•	Plan allows for excessive dilution;
•	Company failed to disclose adequate information regarding any element of the scheme.

3.6 Long-Term Incentive Plan Amendments

ISS recommendation: Case-by-Case

When evaluating amendments to existing plans ISS initially uses its long-term incentive plan guidelines (see above). ISS then determines if the amendment is improving/removing negative features or if it is exacerbating such features. If the amendment is eliminating negative features, the amendment could potentially be supported. However, if the amendment is neutral, ISS would recommend against the amendment to express dissatisfaction with the underlying terms of the plan.

3.7 Termination Benefit Approvals

ISS recommendation: Case-by-Case

Amendments to the Australian Corporations Act in November 2009 capped allowable (i.e. without shareholder approval) “termination benefits” to senior executives at 12 months’ base pay. Formerly the Corporations Act required shareholder approval only where the termination payment was in excess of seven times total remuneration. Companies are able to seek approval of such payments, including benefits from unvested equity grants on termination, in advance including by seeking general approval for vesting of equity incentives on termination under a specific equity plan.

ISS will generally recommend against resolutions seeking approval of termination payments for executives in excess of the statutory maximum (i.e. 12 months’ base pay), except where there is clear evidence that the termination payment would provide a benefit to shareholders.

In cases where approval is sought for termination benefits under any equity plan, vote for the provision of termination benefits under the plan in excess of 12 months’ base salary, only if the approval is for three years or less and no vesting without satisfaction of sufficiently demanding performance hurdles is permitted.

4. AUDITORS

4.1 Reappointment of Auditor, and Authorization for the Directors to Set Auditor’s Remuneration

ISS Recommendation: Generally For

This type of resolution is not required under Australian law, and so it arises for ASX-listed companies that are incorporated in the United Kingdom, Papua New Guinea, and other countries where annual reappointment of the auditor is a statutory requirement.

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ISS will recommend for the appointment of auditors and authorizing the board to fix their remuneration, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;
•	Non-audit related fees are substantial or are routinely in excess of standard annual audit fees.

4.2 Appointment of a New Auditor

ISS Recommendation: Generally For

Whenever an Australian public company changes its auditor during the year, it is required to put the auditor up for election by shareholders at the next AGM. Often a new auditor is selected by the board during the year and may or may not have started work by the time the shareholders vote on its election.

Unless there is some compelling reason why a new auditor selected by the board should not be endorsed, the recommendation is for. A compelling reason might be a past association as auditor during a period of financial trouble.

5. Environmental and Social Issues

5.1 Global Approach

ISS recommendation: Case-by-Case

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

5.2 Board diversity

ISS views diversity on boards as an important topic for engagement with the company. We examine diversity as part of board refreshment so as to provide our clients with the best information on which to base an informed voting decision. ISS will report on the company’s disclosure on the measures to achieve greater diversity. A company may

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take a broader definition of diversity in its approach than only gender. Such a definition may include matters of age, disability, ethnicity, marital or family status, religious or cultural background, sexual orientation and gender identity.

ISS reports on whether a company:

•	has a diversity policy;
•	has measurable objectives on promoting gender diversity;
•	reports on progress against those measurable objectives; and
•

reports on the respective proportions of men and women on the board, in senior executive positions and across the whole organisation (including how the company has defined “senior executive” for these purposes); or

¡	if the entity is a “relevant employer” under the Workplace Gender Equality Act, the entity’s most recent “Gender Equality Indicators”, as defined in and published under that Act;
•	Whether the company uses Box 1.5 of the ASX Guidelines 3rd Ed. to create the company’s diversity policy.

5.3 Economic, Environmental, and Sustainability Risks

Where appropriate, ISS will report on the quality of the company’s disclosure on its economic, environmental, and sustainability risks and how it regards these risks.

MISCELLANEOUS

Constitutional Amendment

ISS Recommendation: Case-by-Case

Proposals to amend the company’s constitution are required to be approved by a special resolution (75-percent majority of votes cast).

Proposals range from a general updating of various clauses to reflect changes in corporate law and ASX Listing Rules, to complete replacement of an existing constitution with a new “plain language,” and updated, version.

Renewal of “Proportional Takeover” Clause in Constitution

ISS Recommendation: Generally For

The Australian Corporations Act allows a company to include in its constitution a clause that requires shareholder approval for a proportional (partial) takeover offer to be made. Under this type of clause, a proportional takeover offer cannot proceed to be mailed out to shareholders until after the company has held a general meeting at which shareholders vote on whether to allow the offer to be made. The clause can remain in the constitution for a maximum of three years. It is standard practice among ASX-listed companies to ask their shareholders to reinsert the clause into the constitution, at every third AGM. The clause cannot be used as a management entrenchment device given that if a shareholder meeting to vote on the approval of the making of a proportional bid is not held within 14 days of the bid expiry deadline, allowing the bid to be made will be taken as approved.

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DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers. The Information may not be reproduced or redisseminated in whole or in part without prior written permission of ISS.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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2014 New Zealand Proxy Voting Recommendations

Benchmark Policy

July 31, 2014

Institutional Shareholder Services Inc.

Copyright © 2014 by ISS

www.issgovernance.com

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ISS’ 2014 New Zealand Proxy Voting Recommendations

Benchmark Policy

Effective for Meetings on or after October 1, 2014

Published July 31, 2014

The following guidelines apply to NZSX-registered issuers and those entities listed on the NZSX and domiciled in countries not covered by a separate ISS policy.

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INTRODUCTION

The principle underpinning all ISS’ recommendations is that shareholders are the owners of listed companies. 1 As such, they are entitled to assess every resolution that seeks their approval in terms of how it affects their interests as the owners of the company.

Disclosure

Shareholders in listed companies are entitled to clear and meaningful disclosure of company finances, the names, roles, and experience of directors and senior management, and the remuneration paid to directors, auditors, and executives, as well as any other transactions between the company and associates of its management.

In addition, shareholders as owners should receive information on the internal and external governance mechanisms of a company, including the details of membership of board committees, attendance at board and committee meetings by directors, and disclosure of committee charters and/or responsibilities. Adequate disclosure on governance mechanisms includes the disclosure of the number of votes cast For, Against, and Abstain on particular resolutions at company meetings.

In the absence of such disclosures, shareholders will lack sufficient information to assess how their interests as owners are being safeguarded. In cases where disclosure is generally inadequate, ISS will consider on a case-by-case basis recommending against resolutions such as the election of directors, especially the chairperson, the acceptance of financial statements, and, where necessary and appropriate, any other resolution.

BOARD OF DIRECTORS

In assessing resolutions concerning directors, ISS will consider the following:

•	Directors are the stewards of the shareholders’ company;
•	As such, directors should act in the interests of the company;
•	Directors are best placed to provide oversight of the management and operations of a company;
•	Directors should be responsive to the wishes of the shareholders whose interests they serve.

As a general principle, ISS supports boards having a majority of independent non-executive directors with an independent chairperson. However, ISS acknowledges there will be cases where it is in the best interests of the company for a board not to comprise a majority of independent directors, and will assess all resolutions concerning the election of directors on a case-by-case basis.

Director Age Limits

ISS Recommendation: Generally Against

There is no requirement in the NZ Companies Act for directors to retire at a certain age. ISS supports resolutions seeking to remove age limitations from company constitutions.

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ISS does not consider that age should be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of their individual contribution and experience. As long as directors are able to fulfill their fiduciary responsibility to shareholders, we do not believe they should be disqualified from remaining in office.

Alteration of the Number of Directors

ISS Recommendation: Case-by-Case

The NZSX Listing Rules require a minimum of three directors for public companies. There is no maximum limit, although company constitutions may set a maximum limit. ISS considers these proposals on a case-by-case basis, but is generally supportive of resolutions that set a maximum limit on board size. ISS will generally recommend against resolutions that seek to remove any maximum limit on board size.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is under way is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

Classification of Directors

Directors are classified as (i) executive, (ii) non-independent non-executive, or (iii) independent non-executive. The ISS definition of an independent director uses the ASX Corporate Governance Council’s definition as its core. The ASX Council definition is used because many NZ companies are listed on the ASX and in turn a substantial part of the NZX 50 consists of ASX-listed companies. The ASX definition is similar to the definition adopted by the NZSX Listing Rules of an independent director but is more specific and in some cases more stringent. It defines an independent director as a non-executive director who:

•	Is not a substantial shareholder (or an executive or associate of a substantial shareholder) of the company;
•	Has not within the last three years been employed by the company in an executive capacity, or been a director after ceasing to hold any such employment;
•	Has not within the last three years been a principal or employee of a material professional adviser or material consultant to the corporate group;
•	Is not a material supplier/customer of the corporate group (or an executive or associate of a material supplier/customer);
•	Does not have a material contractual relationship with the corporate group;
•	Has not served on the board for a period which could, or could reasonably be perceived to, materially interfere with the director’s ability to act in the best interests of the company;
•	Is free from any other interest and any business or other relationship with the corporate group.

ISS interprets this definition as follows:

Substantial shareholders

•	A “substantial” shareholder is a shareholder controlling 5 percent or more of the voting rights in the company. This is in accordance with the NZ Securities Markets Act.
•

Where a person is a non-executive director of a substantial shareholder, he/she is classified as independent (unless a separate reason exists for classifying as non-independent). However, if the person is specifically designated as a representative of the substantial shareholder, he/she is classified as non-independent.

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•	A company founder is classified as non-independent even if no longer a substantial shareholder.
•	A relative of a substantial shareholder is also classified as non-independent.

Former executives

•

The three-year rule is treated as a ‘cooling off’ period. Therefore, where an executive joins the board (as a non-executive) on retirement from executive office, or stays on the board (as a non-executive) after retiring from executive office, he/she is classified as non-independent for so long as they remain on the board.

•	A relative of a current or former executive is also considered to be non-independent.

Advisers, suppliers, customers

•

Where a person is a non-executive director of a material adviser/supplier/ customer, and not a major shareholder (or partner) in the material adviser/supplier/customer, he/she is classified as independent (unless a separate reason exists for classifying them as non-independent).

•

The materiality threshold for transactions is NZ$250,000 per annum for large advisers/suppliers/customers and NZ$25,000 per annum for small advisers/suppliers /customers. ‘Large’ advisers include all major law, accounting and investment banking firms. These thresholds are assessed by looking at transactions during the two most recent financial years.

Tenure

•	ISS classifies a non-executive director who has served 20 or more years as non-independent.

Miscellaneous

•	If the company classifies a director as non-independent without further information, he/she is classified as non-independent under the ‘residual’ category.

Election of Directors

ISS looks at the overall composition of the board, and the audit, remuneration, and nomination committees and at directors’ attendance records (where provided) in assessing whether to support the election of board-endorsed directors. In doing so, ISS will bear in mind prevailing NZ board structures although as a general principle ISS supports audit, remuneration and nomination committees that have a majority of independent non-executive directors.

ISS will also consider the history of a particular director when deciding whether to recommend in favor of his or her (re)election. Examples of circumstances where ISS will consider recommending against a director’s election, regardless of board composition, is when a director has had a significant involvement with a failed company or where a director has in the past acted against the interests of all shareholders.

Where there is a majority-independent board (i.e. >50 percent) ISS will recommend for the (re)election of a board-nominated director unless:

•

He/she is executive and chairperson, and there is no independent deputy chairperson or ‘lead independent director’ or other accountability mechanism (recommend against; but if he/she is the company founder and integral to the company: recommend for);

•	He/she is executive (but not the CEO) and is on the audit committee (recommend against);

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•	He/she is non-independent due to being a former partner or employee of the company’s auditor, and is on audit committee (recommend against);
•	He/she has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation (recommend against);
•

He/she sits on more than five other listed company boards (counting chairing a company as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies (recommend against).

Where there is not a majority-independent board (i.e. ≤50 percent):

•

Generally recommend against executive directors (except the CEO and/or a company founder who is integral to the company) because executives do not need to sit on the board for directors to access their expertise. It is common in New Zealand for senior executives to be invited to board meetings to make presentations and answer questions;

•	Recommend against any director who is non-independent due to being a former partner or employee of the company’s auditor, and is on audit committee;
•	Recommend against any director who has attended less than 75 percent of board and committee meetings over the most recent two years, without a satisfactory explanation;
•

Recommend against any director who sits on more than five other listed company boards (counting chairing a company as equivalent to two board positions), or is an executive director and holds more than one non-executive directorship at unrelated listed companies;

•

Recommend against a representative of a substantial shareholder on a board where independent directors constitute a minority of the board due to a preponderance of executive directors and substantial shareholder affiliates. In these cases, ISS will recommend against only one representative of the substantial shareholder.

Recommend against shareholder-nominated candidates who lack board endorsement, unless they demonstrate a clear ability to contribute positively to board deliberations.

Under extraordinary circumstances, recommend against directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company; or
•	Failure to replace management as appropriate; or
•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Removal of directors

ISS Recommendation: Case-by-Case

The major factors in considering such resolutions are:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors/nominees;
•	Experience and skills of board candidates;
•	Governance profile of the company;
•	Evidence of management entrenchment;

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•	Responsiveness to shareholders;
•	Level of disclosure by company to shareholders.

GENERAL

Company Name Change

ISS Recommendation: Generally For

ISS views decisions about the company name as best left to management. Typically, name changes are proposed to align the company name more closely with its primary businesses activities and/or to simplify the company name. Such changes are usually made without detracting from market recognition of the company’s identity and activities.

Significant Change in Activities

ISS Recommendation: Generally For

ISS will generally recommend for resolutions to change the nature or scale of business activities (NZSX Listing Rule 9.1.1) so long as the notice of meeting and explanatory statement provides a sound business case for the proposed change.

CAPITAL STRUCTURE

Multiple Voting Rights

ISS Recommendation: Generally Against

Recommend against proposals to create a new class of shares with superior voting rights.

Shareholders are better off opposing dual-class proposal on the grounds that they contribute to the entrenchment of management and allow for the possibility of management acquiring superior voting shares in the future. Empirical evidence also suggests that companies with simple capital structures also tend towards higher valuation because they are easier for investors to understand.

Non-Voting Shares

ISS Recommendation for introduction: Case-by-Case

ISS Recommendation for cancellation: Generally For

Recommend for proposals to create a new class of non-voting or sub-voting shares only if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;
•	It is not designed to preserve the voting power of an insider or significant shareholder.

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MERGERS AND DEMERGERS

ISS Recommendation: Case-by-Case

In evaluating mergers and demergers for which shareholder approval in a meeting is being sought, ISS will evaluate the terms of the offer principally on the basis of the returns such an offer provides for shareholders. However, governance issues around the merger or demerger offer will be considered relevant if they have the potential to materially affect shareholders’ rights.

Areas where such issues will be considered relevant include:

•	Whether a merger is being conducted via the NZ Takeovers Code.
•	Where a merger or demerger agreement includes significant penalties that will be triggered should shareholders not approve it (’break fees’).

Even where there are potential governance shortcomings in a proposed merger or demerger, ISS may still recommend for the transaction on a ‘lesser of two evils’ basis, but may consider the conduct of the directors involved when assessing them as candidates for election to other boards.

As a general rule, however ISS will recommend for mergers and acquisitions and demergers/spinoffs unless:

•	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group.
•	The company’s structure following the acquisition or merger does not reflect good corporate governance.
•	Concerns exist that the negotiation process may have had an adverse impact on the valuation of the terms of the offer.

Recommend against if the company does not provide sufficient information upon request to make an informed voting decision.

SHARE CAPITAL

Reduction of Share Capital: Absorption of Losses

ISS Recommendation: Generally For

These types of capital reduction do not involve any funds being returned to shareholders. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. ISS usually supports such proposals as they are considered to be routine accounting measures.

Issue of Shares (Placement): Advance Approval

ISS Recommendation: Case-by-Case

The NZSX Listing Rules, since changes adopted in April 2009, contain a general cap on non-pro-rata share issues of 20 percent of total equity over a rolling 12-month period (the limit was formerly 15 percent). Listing Rule 7.3.5(a)(i) allows shareholders to vote to carve out from the ‘20-percent-in-12-months’ cap a particular, proposed issue of shares. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 20 percent in 12 months cap for the company.

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Recommend case-by-case on all requests taking into consideration:

•

Dilution to shareholders: In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders not participating in the placement will suffer dilution. ISS routinely recommends for issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital;

•	The discount/premium in purchase price to the investor;
•	The intended use of the proceeds;
•	Any fairness opinion provided by the company;
•	The impact of the issue on control of the company;
•	The financing or strategic alternatives explored by the company;
•	If the negotiations surrounding the placement were conducted at arms-length;
•	The conversion rates on convertible equity (if applicable).

Issue of Shares (Placement): Retrospective Approval

ISS Recommendation: Case-by-Case

Listing Rule 7.3.5(a)(iii) allows shareholders to vote to carve out from the ‘20-percent-in-12-months’ cap an issue of shares made some time in the previous 12 months. If shareholders vote to approve this type of resolution, then the share allotments in question will not be counted in calculating the 20 percent in 12 months cap for the company.

It is ISS policy to approve such proposals unless the prior issue does not conform to ISS guidelines on share issuance in terms of dilution.

REMUNERATION

In assessing executive and director remuneration, ISS’ overriding consideration is how remuneration relates to shareholders’ interests, specifically:

•	That remuneration for non-executive directors is sufficient to attract and retain high calibre board members, but is not structured in such a way as to compromise their ability to oversee the company;
•	That remuneration for executive directors and executives is sufficient to attract and retain talented individuals but is not excessive compared to appropriate market standards;
•

That a reasonable proportion of executive remuneration is linked to company performance, and a substantial portion of performance linked remuneration be linked to company performance over the medium to long term;

•	That all remuneration paid to directors and senior executives is clearly disclosed, and enables shareholders to assess how this remuneration relates to company performance.

Remuneration of Non-executive Directors – Increase in Aggregate Fee Cap

ISS Recommendation: Case-by-Case

This type of resolution seeks shareholder approval for an increase in the maximum aggregate level of fees able to be paid to a company’s non-executive directors. It is a requirement of the NZSX Listing Rules that companies must obtain shareholder approval for any increase in the fee cap or alternatively, the individual remuneration

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paid to non-executive directors. Changes to the Listing Rules in April 2009 also allow the resolution authorising the directors’ remuneration to enable the directors to receive some or all of their fees in shares issued at the market price.

ISS takes into account the size of the proposed increase, the level of fees compared to those at peer companies and the explanation the board has given for the proposed increase.

ISS will generally recommend for any fee cap resolution that also seeks to allow directors to receive part or all of their fees in shares. The NZSX Corporate Governance Code and investor governance guidelines worldwide support such schemes as increasing the alignment of interests between directors and shareholders.

Remuneration of Non-executive Directors – Issue of options

ISS Recommendation: Generally Against

This type of resolution seeks shareholder approval for the issue of options, or similar performance-linked securities, to non-executive directors. The NZSX Code encourages such schemes. However ISS will generally recommend against the issue of options to non-executive directors because issuing performance-linked equity incentives to directors may impair their ability to exercise independent judgment on behalf of investors. Investor governance standards such as the U.K. Combined Code and various Australian codes oppose the issue of options to non-executive directors. As noted elsewhere, outside of certain circumstances (such as very large equity issues), the NZSX Listing Rules no longer require shareholder approval for the issue of options to directors.

Transparency of CEO incentives

It is common in NZSX-listed companies for the CEO not to be a member of the board of directors. NZ-registered companies are only required to disclose the individual remuneration of directors, although since changes to the Listing Rules in April 2009 shareholders are no longer able to vote on proposals concerning the issue of options to directors. It is reasonable for shareholders to be able to assess the remuneration of the most senior member of management, and to be able to vote on any equity incentives that they may be offered.

On this basis, in circumstances where the CEO’s remuneration is not subject to any shareholder approval or scrutiny, ISS may consider recommending against the reelection of directors of a company who serve on the remuneration committee. This will only be done in cases where it appears that the CEO has been granted a substantial quantity of equity incentives.

This will be assessed on a case-by-case basis, and will only be considered in cases where there appears to be no credible alternate explanation for a CEO not being a member of the board. ISS acknowledges there are circumstances in which it may be appropriate for a CEO not to be a director and will take into account all relevant circumstances of a particular company before making such a recommendation.

Remuneration of Executives: Options and Other Long-Term Incentives

ISS Recommendation: Case-by-Case

Under the NZSX Listing Rules, companies are able to issue securities to employees without shareholder approval so long as such issues do not exceed 3 percent of issued capital per annum. Since changes to the Listing Rules in April 2009, approval is not required for the issue of securities to directors so long as the issue occurs under the general employee share plan limit and their participation is determined on the same basis as that of other employees. Certain NZ companies will continue to require shareholder approval of equity incentives for directors

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given they are also listed on the Australian Securities Exchange, where Listing Rule 10.14 requires prior approval for the issue of equity securities to a director under an employee incentive scheme.

ISS reviews long-term incentive plans and share option plans (and proposed grants of options and shares to particular directors) according to the following criteria:

Exercise price

•	The exercise price for options should not be at a discount to market price at grant date (in the absence of demanding performance hurdles).
•	Plans should not allow for the alteration of the terms of worthless options.

Vesting period

•	There should be appropriate time restrictions before options can be exercised (if 50 percent or more of securities can vest in two years or less, this is generally considered too short).

Performance hurdles

•

Generally, hurdles that relate to total shareholder return (TSR) (share price movement plus dividends and capital returns) are preferable to hurdles that specify an absolute share price target or an accounting measure of performance (such as earnings per share: EPS).

•

Where a relative hurdle is used (comparing the company’s performance against a group of peers or against an index), no vesting should occur for sub-median performance. ISS will consider the availability of an appropriate peer group for NZ based companies as a material factor in assessing relative benchmarks.

•

The use of ‘indexed options’ – where the exercise price of an option is increased by the movement in a suitable index of peer companies (such as the NZX50) is generally considered a sufficiently demanding hurdle.

•

A sliding-scale hurdle – under which the percentage of options/rights that vest increases according to a sliding scale of performance (whether absolute or relative) – is generally preferable to a hurdle under which 100 percent of options vest once a single target is achieved.

•

In the absence of relative performance hurdles, absolute share price hurdles may be appropriate so long as they are sufficiently stretching. Where an absolute share-price target is used, executives can be rewarded by a rising market even if their company does relatively poorly. In addition, even if a share price hurdle is set at a significantly higher level than the prevailing share price, if the option has a long life then the hurdle may not be particularly stretching.

•

In considering whether an absolute share price target is sufficiently stretching, ISS will consider a company’s explanation of how the target share price has been calculated. ISS will be more likely to consider an absolute share price target as sufficiently stretching when the target price is reflected in the option exercise price.

•

The issue of options with no performance conditions other than continued service and the exercise price (set as being equal to the share price on date of issue) is not generally considered to be a sufficiently demanding hurdle.

•

ISS will support incentive schemes with accounting-based hurdles if they are sufficiently demanding. An accounting-based hurdle does not necessarily require that shareholder value be improved before the incentive vests as it is possible for incentives to vest – and executives to be rewarded – without any medium- to long-term improvement in returns to shareholders. Growth in EPS may, but does not always, translate into a material increase in share price and dividends over the medium to long-term.

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•

Hurdles which relate option vesting to share price performance against a company’s cost of capital may be considered acceptable if the exercise price is adjusted to reflect the cost of capital over the vesting period. Shareholders must also be given sufficient information to determine if the cost of capital will be calculated or reviewed independently of management.

•

Two different types of options should be distinguished: (1) grants of market-exercise-price options (traditional options), and (2) zero exercise price options (also called conditional awards, performance shares, and performance rights). Traditional options have an in-built share price appreciation hurdle, because the share price must increase above its level at grant date for the executive to have an incentive to exercise. Performance rights have no exercise price; the executive pays nothing to the company on exercising the rights. An EPS hurdle can lead to executive reward without any increase in shareholder return if the instruments are performance rights, but not if they are traditional options. Therefore, an EPS hurdle can more readily be supported if traditional options, rather than performance rights, are being granted.

•

For an EPS target to be sufficiently stretching, where a single target is used (with 100 percent of options/rights vesting on the target being achieved), the target should generally specify a challenging target that is at least in line with analyst and management earnings forecasts. For targets which see rewards vest based on a sliding scale, vesting should start at a level below consensus forecasts only if a substantial portion of the award vests for performance above consensus forecasts.

Retesting

•

ISS does not support excessive retesting of options grants against performance hurdles. Many NZ companies use performance hurdles such as cost of capital relative to share price that allow for continual retesting and the issue of retesting against performance hurdles does not appear to have been raised with NZ companies in the past and many equity grants to executive directors have been modest in size. As such, it is not appropriate for ISS to recommend against a particular options grant on the basis of excessive retesting. However, ISS will continue to review NZ companies’ practices in this area with a view to considering the frequency of retesting in assessing grants sometime in the future.

•

ISS will however generally recommend against incentive schemes that provide for retesting against performance hurdles on a rolling-basis. For retesting to be acceptable, at a minimum it should assess performance against the hurdle from the inception date to the date of vesting.

Transparency

•	The methodology for determining exercise price of options should be disclosed.
•	Shareholders should be presented with sufficient information to determine whether an incentive scheme will reward superior future performance.
•	The proposed volume of securities which may be issued under an incentive scheme should be disclosed to enable shareholders to assess dilution.
•

Time restrictions before options can be exercised should be disclosed, as should the expiry date of the options. Any restrictions on disposing of shares received on the exercise of options should be disclosed.

•	If a value has been assigned to the options, the method used to calculate cost of options should be disclosed.
•	The method of purchase or issue of shares on exercise of options should be disclosed.

Dilution of existing shareholders’ equity

•	The aggregate number of shares and options issued under all employee and executive incentive schemes should not exceed 10 percent of issued capital.

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Level of reward

•	The value of options granted (assuming performance hurdles are met) should be consistent with comparable schemes operating in similar companies.

Who can participate in the scheme?

•	The scheme should be open to all key executives.
•	The scheme should not be open to non-executive directors.

Other

•

Incentive plans should include reasonable change-in-control provisions (i.e. pro-rata vesting based on the proportion of the vesting period expired and performance against the hurdles taking into account the size of awards).

•	Incentive plans should include ‘good’ leaver/‘bad’ leaver provisions to minimize excessive and unearned payouts.

In summary, ISS will generally recommend against plans and proposed grants under plans, if any of the following apply:

•	The company failed to disclose adequate information regarding any element of the scheme;
•	The performance hurdles are not sufficiently demanding;
•	The plan permits retesting of grants based on rolling performance;
•	The plan allows for excessive dilution.

Remuneration: Shareholder resolutions

ISS will generally recommend for appropriately structured shareholder resolutions calling for increased disclosure of executive remuneration and/or the introduction of a non-binding shareholder vote on a company’s remuneration policy. The NZ Companies Act and the NZSX Listing Rules do not presently require the disclosure of senior executives’ remuneration – beyond disclosure of the number of executives earning above NZ$100,000 per annum in bands of NZ$10,000 – or what part of executives’ remuneration is linked to performance.

Executives are employees of shareholders, and it is therefore appropriate for shareholders to be informed as to the level of executive remuneration, and how it is determined. It is also appropriate for shareholders to be given a non-binding vote on a company’s general approach to executive remuneration, and a number of jurisdictions, including the U.K., Australia, Sweden, and the Netherlands, have adopted such non-binding votes. These votes can be a valuable and relatively inexpensive way for shareholders to communicate concerns over remuneration to a company.

Social/Environmental Issues

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

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Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

MISCELLANEOUS

Constitutional Amendment

ISS Recommendation: Case-by-Case

Proposals to amend the company’s constitution are required to be approved by a special resolution (75 percent majority of votes cast).

Proposals range from a general updating of various clauses to reflect changes in corporate law and NZSX Listing Rules, to complete replacement of an existing constitution with a new “plain language,” and updated, version.

ISS will pay particular attention to the likely impact of any proposed amendment on the rights of shareholders, and will generally recommend against any amendment that reduces shareholder rights without adequate justification.

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DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (“ISS”), its subsidiaries, or, in some cases third party suppliers. The Information may not be reproduced or redisseminated in whole or in part without prior written permission of ISS.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY AND FITNESS For A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits) or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

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Asia-Pacific Region

Proxy Voting Guidelines

2015 Benchmark Policy Recommendations

Effective for Meetings on or after February 1, 2015

Published December 22, 2014

www.issgovernance.com
© 2014 ISS | Institutional Shareholder Services

2015 Asia Pacific Region Proxy Voting Guidelines

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COVERAGE UNIVERSE

This document applies to all Asian Pacific markets (excluding Australia, New Zealand China, Japan, Hong Kong, Singapore, India, and Korea, which have separate market policies). Currently this includes Thailand, Malaysia, the Philippines, Indonesia, Pakistan, Bangladesh, Sri Lanka, Vietnam, and Papua New Guinea. Any Asian Pacific markets added to ISS coverage would likely be included under this regional policy.

1.	OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

General Recommendation: Vote for approval of financial statements and director and auditor reports, unless:
›	There are concerns about the accounts presented or audit procedures used; or
›	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

General Recommendation: Generally vote for the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:
›	There are serious concerns about the accounts presented or the audit procedures used;
›	The auditors are being changed without explanation; or
›	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend against the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend against remuneration of auditors if this is a separate voting item; otherwise ISS may recommend against the auditor election.

Appointment of Internal Statutory Auditors

General Recommendation: Generally vote for the appointment or (re)election of statutory auditors, unless:
›	There are serious concerns about the statutory reports presented or the audit procedures used;
›	Questions exist concerning any of the statutory auditors being appointed; or
›	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

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Allocation of Income

General Recommendation: Generally vote for approval of the allocation of income, unless:
›	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
›	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

General Recommendation: Generally vote for most stock (scrip) dividend proposals.

Vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

General Recommendation: Vote amendments to the articles of association on a case-by-case basis.

Change in Company Fiscal Term

General Recommendation: Generally vote for resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

General Recommendation: Generally vote against resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

General Recommendation: Vote proposals to amend quorum requirements for shareholder meetings on a case-by-case basis.

Transact Other Business

General Recommendation: Vote against other business when it appears as a voting item.

2.	BOARD OF DIRECTORS

Director Elections

General Recommendation: Generally vote for management nominees in the election of directors, unless:

›	Adequate disclosure has not been provided in a timely manner;
›	There are clear concerns over questionable finances or restatements;
›	There have been questionable transactions with conflicts of interest;

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›	There are any records of abuses against minority shareholder interests; or
›	The board fails to meet minimum corporate governance standards.

Generally vote for individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote against individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

For Malaysia and Thailand, vote for the election of a board-nominated candidate unless:

›

He or she has attended less than 75 percent of board and key committee meetings over the most recent year, without satisfactory explanation. Acceptable reasons for director absences are generally limited to the following:

›	Medical issues/illness;
›	Family emergencies;
›	The director has served on the board for less than a year; and
›	Missing only one meeting (when the total of all meetings is three or fewer).
›	He or she is an executive director serving on the audit, remuneration, or nomination committees; or
›	He or she is a non-independent director nominee and the board is less than one-third independent under ISS classification of directors.

In making these recommendations, ISS generally will not recommend against the election of a CEO, managing director, executive chairman, or founder who is integral to the company.

For Philippines, where independent directors represent less than the higher of: three independent directors or 30 percent of the board, recommend against the following candidates:

›	An executive director with exception of the CEO; or
›	One non-executive non-independent director who represents a substantial shareholder where the number of seats held by the representatives is disproportionate to its holdings in the company.

In accordance with local standards, in determining whether the required percentage of independent directors is satisfied, the total number of directors is multiplied by 30 percent and the product is rounded down to the nearest whole number. For example, a thirteen-director board with three independent directors satisfies the board independence requirement, even though the board is only 21.4-percent independent.

Vote on a case-by-case basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Vote for employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote against employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote against the election of directors at all companies if the name(s) of the nominee(s) is not disclosed in a timely manner prior to the meeting.

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Under extraordinary circumstances, vote against individual directors, members of a committee, or the entire board, due to:

›	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
›	Failure to replace management as appropriate; or
›

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

[Please see the ISS Asia-Pacific Regional Classification of Directors on the following page.]

ISS Classification of Directors – Asia-Pacific Region Policy

Executive Director

›	Employee or executive of the company;
›	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

›	Any director who is attested by the board to be a non-independent NED;
›	Any director specifically designated as a representative of a significant shareholder of the company;
›	Any director who is also an employee or executive of a significant shareholder of the company;
›	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
›

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

›	Government representative;
›

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

›

Represents customer, supplier, creditor, banker, or other entity with which the company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

›	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
›	Relative[1] of a current employee of the company or its affiliates;
›	Relative[1] of a former executive of the company or its affiliates;
›	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
›	Founder/co-founder/member of founding family but not currently an employee;
›	Former executive (five-year cooling off period);

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›	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
›	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

›	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

Employee Representative

›	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, stepchildren, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom, Ireland, Hong Kong and Singapore, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal, or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Contested Director Elections

General Recommendation: For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

›	Company performance relative to its peers;
›	Strategy of the incumbents versus the dissidents;
›	Independence of directors/nominees;
›	Experience and skills of board candidates;
›	Governance profile of the company;
›	Evidence of management entrenchment;
›	Responsiveness to shareholders;
›	Whether a takeover offer has been rebuffed;
›	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

General Recommendation: Generally vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies as to whether the board is fulfilling its fiduciary duties, as evidenced by:

›

A lack of oversight or actions by board members that invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

›

Any legal proceedings (either civil or criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

›	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets that do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

General Recommendation: Vote proposals seeking indemnification and liability protection for directors and officers on a case-by-case basis.

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Vote against proposals to indemnify external auditors.

Board Structure

General Recommendation: Generally vote for proposals to fix board size.

Vote against the introduction of classified boards and mandatory retirement ages for directors.

Vote against proposals to alter board structure or size in the context of a fight for control of the company or the board.

3.	CAPITAL STRUCTURE

Share Issuance Requests

General Issuances

General Recommendation: Generally vote for issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote for issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

General Recommendation: Vote on a case-by-case basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

General Recommendation: Generally vote for non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote for specific proposals to increase authorized capital to any amount, unless:

›	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
›	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote against proposals to adopt unlimited capital authorizations.

Reduction of Capital

General Recommendation: Generally vote for proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

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Vote proposals to reduce capital in connection with corporate restructuring on a case-by-case basis.

Capital Structures

General Recommendation: Vote for resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote against requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

General Recommendation: Generally vote for the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Generally vote for the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Generally vote against the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a case-by-case basis.

Debt Issuance Requests

General Recommendation: Vote non-convertible debt issuance requests on a case-by-case basis, with or without preemptive rights.

Vote for the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

General Recommendation: Vote proposals to approve the pledging of assets for debt on a case-by-case basis.

Increase in Borrowing Powers

General Recommendation: Vote proposals to approve increases in a company’s borrowing powers on a case-by-case basis.

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Share Repurchase Plans

General Recommendation: Generally vote for market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

›	A repurchase limit of up to 10 percent of outstanding issued share capital;
›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

›	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and
›	A duration of no more than 18 months.

In addition, vote against any proposal where:

›	The repurchase can be used for takeover defenses;
›	There is clear evidence of abuse;
›	There is no safeguard against selective buybacks; and/or
›	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

General Recommendation: Generally vote for requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

General Recommendation: Vote for requests to capitalize reserves for bonus issues of shares or to increase par value.

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4.	COMPENSATION

Compensation Plans

General Recommendation: Vote compensation plans on a case-by-case basis.

Director Compensation

General Recommendation: Generally vote for proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a case-by-case basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a case-by-case basis.

Generally vote against proposals to introduce retirement benefits for non-executive directors.

5.	REORGANIZATIONS/RESTRUCTURINGS

General Recommendation: Vote reorganizations and restructurings on a case-by-case basis.

6.	MERGERS AND ACQUISITIONS

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

General Recommendation: Vote case-by-case on mergers and acquisitions taking into account the following:

›

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

›	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
›

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

›

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

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›

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote against if the companies do not provide sufficient information upon request to make an informed voting decision.

7.	MISCELLANEOUS AND OTHER PROPOSALS

Expansion of Business Activities

General Recommendation: Vote for resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

General Recommendation: In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

›	The parties on either side of the transaction;
›	The nature of the asset to be transferred/service to be provided;
›	The pricing of the transaction (and any associated professional valuation);
›	The views of independent directors (where provided);
›	The views of an independent financial adviser (where appointed);
›	Whether any entities party to the transaction (including advisers) is conflicted; and
›	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director(s) involved in the related-party transaction or against the full board.

Mandatory Takeover Bid Waivers

General Recommendation: Vote proposals to waive mandatory takeover bid requirements on a case-by-case basis.

Reincorporation Proposals

General Recommendation: Vote reincorporation proposals on a case-by-case basis.

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8.	ANTITAKEOVER MECHANISMS

General Recommendation: Generally vote against all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

9.	SHAREHOLDER PROPOSALS

General Recommendation: Vote shareholder proposals on a case-by-case basis.

Generally vote for proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Generally vote against proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

10.	SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor covered standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short term or long term.

General Recommendation: Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

›	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
›	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
›	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
›	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
›

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

›

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

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11.	FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as FPIs, will be subject to the following policy:

General Recommendation: Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS’ Asia-Pacific Regional Proxy Voting Guidelines.

All other voting items will be evaluated using the relevant ISS regional or market proxy voting guidelines.

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This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the “Information”) is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

www.issgovernance.com

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Artisan Partners Limited Partnership

Artisan Partners Proxy Voting Policy

Introduction

As a fiduciary, Artisan Partners Limited Partnership exercises its responsibility, if any, to vote its clients’ securities in a manner that, in the judgment of Artisan Partners, is in the clients’ economic best interests as shareholders. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, Artisan Partners has established the following proxy voting policy.

Responsibility for Voting

Artisan Partners Limited Partnership shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless: (i) the client is subject to the Employees Retirement Income Securities Act (ERISA) and the advisory agreement between Artisan Partners and the client expressly precludes the voting of proxies by Artisan Partners; (ii) the client is not subject to ERISA and the client otherwise instructs Artisan Partners; or (iii) Artisan Partners has responsibility for proxy voting and, in Artisan Partners’ judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the client.

Primary Consideration in Voting

When Artisan Partners votes a client’s proxy with respect to a specific issuer, a client’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally doesn’t take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.

Engagement of Service Provider

Artisan Partners has engaged ISS (Institutional Shareholder Services) (ISS) to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. If at any time Artisan Partners has engaged one or more other entities to perform the proxy administration and research services described above, all references to ISS in this policy shall be deemed to be references to those other entities. In addition to ISS, Artisan Partners has engaged a second service provider, Glass, Lewis & Co. (GL), to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.

Voting Guidelines

•

Client Policy—If the client has a proxy voting policy that has been delivered to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.

•

No Client Policy—If the client does not have or does not deliver a proxy voting policy to Artisan Partners, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held

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Proxy Voting Policy

in the client’s account in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the client as a shareholder in accordance with the standards described in this Policy. When making proxy voting decisions, Artisan Partners generally adheres to the proxy voting guidelines set forth in Appendix A hereto (the Guidelines). The Guidelines set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. The Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS. Artisan Partners believes the Guidelines, if followed, generally will result in the casting of votes in the economic best interests of clients as shareholders. The Guidelines will be reviewed from time to time by the Proxy Voting Committee, which Committee is further described below.

•	Limitations on Exercising Right to Vote—In the following circumstances Artisan Partners will not vote a client’s proxy:

•

No Responsibility—In certain circumstances, a client may direct Artisan Partners not to vote on its behalf. If such a client is an ERISA plan, the advisory agreement must expressly preclude Artisan Partners from voting. In addition, Artisan Partners will not generally vote a client’s proxy after a client has terminated its advisory relationship with Artisan Partners.

•

Limited Value—Artisan Partners may abstain from voting the client’s proxy in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•

Unjustifiable Costs or Disadvantages—Artisan Partners may also abstain from voting the client’s proxy when the costs of or disadvantages resulting from voting, in Artisan Partners’ judgment, outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting.

•

Securities Lending—Certain of Artisan Partners’ clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to recall the security prior to the record date. Therefore, in most cases, those shares will not be voted.

Proxy Voting Committee

Artisan Partners’ Proxy Voting Committee oversees the proxy voting process, reviews this Proxy Voting Policy at least annually, develops the Guidelines, grants authority to Proxy Administrators (as defined below) to perform administrative services relating to proxy voting and, with respect to Identified Issuers and Discretionary Votes (as described in the Guidelines) where there is an actual or potential conflict of interest, makes determinations as to the votes to be cast. The Proxy Voting Committee is comprised of the persons appointed by Artisan Partners from time to time, as such may be amended from time to time. Action by any two members of the Proxy Voting Committee shall constitute the action of the Committee. To minimize the possibility that members of the Proxy Voting Committee could have certain potential conflicts of interest, none of the members of the Proxy Voting Committee shall be responsible for servicing existing clients or soliciting new clients.

Administration

•

Designation of Proxy Administrators—Members of the trading operations department of Artisan Partners, or such other persons as may be designated by the Proxy Voting Committee, shall serve as Proxy Administrators.

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Proxy Voting Policy

•	Receipt and Recording of Proxy Information—The legal and compliance department is responsible for establishing in the records for each client whether the client has:

•	vested Artisan Partners with proxy voting authority or has reserved or delegated that responsibility to another designated person; and

•	adopted a proxy voting policy that Artisan Partners is required to follow.

Such information shall be provided to a Proxy Administrator each time Artisan Partners enters into an advisory agreement with a new client. The legal and compliance department also shall be responsible for notifying a Proxy Administrator any time a client amends its voting instructions or voting policy.

•

Notification of Custodian and ISS—For each client account for which Artisan Partners has discretion to vote shareholder proxies, a member of the trading operations department or a Proxy Administrator shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS and shall notify ISS of those instructions.

•

ISS Reports on Pending Proxy Solicitations—ISS publishes a periodic electronic report that identifies pending meetings and due dates for ballots. A Proxy Administrator shall review ISS’ reports as necessary, but no less frequently than weekly.

•

Potential Conflicts of Interest—In certain circumstances, Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. Artisan Partners will be deemed to have a potential conflict of interest when voting proxies if: (i) Artisan Partners manages assets for that issuer or an affiliate of the issuer and also recommends that its other clients invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds, Inc. or an employee of Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Proxy Administrator, member of the relevant investment team, or member of the Proxy Voting Committee who recommends, reviews or authorizes a vote has actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with the Proxy Administrator, the member of the relevant investment team, or a member of the Proxy Voting Committee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that the Proxy Voting Committee deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy.

Each person who serves as a Proxy Administrator, is a member of an investment team that recommends votes or serves on the Proxy Voting Committee shall, on at least an annual basis, provide to Artisan Partners a list of any portfolio companies with or in which he or she has a relationship or could otherwise be deemed to have a conflict. Each such person shall also certify to Artisan Partners at least annually that he or she agrees to update such list promptly upon becoming aware of any relationship, interest or conflict other than what he or she originally disclosed.

Artisan Partners will maintain a list of all such issuers with whom it has deemed that it has a potential conflict voting proxies (the Identified Issuers), and provide such list to each Proxy Administrator.

Artisan Partners believes that application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, the procedures described below will be followed.

•

Voting Analysis—ISS and GL deliver information relating to their research on particular votes and their vote recommendations electronically to the Proxy Administrators. A Proxy Administrator shall review the research and vote recommendations.

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Proxy Voting Policy

•	For all votes relating to routine or corporate administrative items (as identified in the Guidelines):

•	the Proxy Administrator shall confirm with ISS that the vote will be cast in accordance with the Guidelines.

•	For all other votes (identified as discretionary issues in the Guidelines):

•

the Proxy Administrator shall contact the investment team(s) whose portfolios hold the subject security, or a member of the Proxy Voting Committee, to ascertain the team’s recommendation with respect to the vote. If the vote pertains to an Identified Issuer, the Proxy Administrator will disclose the potential conflict and ask whether the potential conflict has influenced the voting recommendation.

•

The Proxy Administrator will provide the voting recommendation to at least one member of the Proxy Voting Committee (who must be different from the member who made the recommendation when applicable), who shall review the vote to evaluate whether the recommended vote appears to be the result of a conflict of interest. The member of the Proxy Voting Committee will consider the recommended vote, any analysis available from ISS or GL and whether ISS or GL has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with this Proxy Voting Policy and any identified conflict of interest.

•

In the absence of a conflict of interest, the Committee member will generally follow the recommendation. If a conflict of interest is identified or the vote pertains to an Identified Issuer, the Committee member will convene a meeting of the Committee, which will determine the course of action that it believes would best serve the interests of Artisan Partners’ clients as shareholders.

•

If the Committee concludes that a voting recommendation was influenced by a conflict of interest, the Committee may instruct the firm’s Proxy Administrator to vote proxies in accordance with the recommendations of ISS or GL, provided that such service provider provides research and analysis with respect to the issuer in question and the Committee member has reason to believe the service provider is independent of the issuer. If neither ISS nor GL meets these requirements, the Committee shall consider what course of action will best serve the interests of Artisan Partners’ clients, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

•	For votes of particular interest to an investment team:

•

from time to time, the investment team(s) whose portfolios hold the subject security or a member of the Proxy Voting Committee may determine that following the Guidelines would not be in the economic best interests of Artisan Partners’ clients as shareholders; in which case, the team(s) or a member of the Proxy Voting Committee shall notify a Proxy Administrator, who will then provide the members of the Proxy Voting Committee with a summary of the information relating to the relevant proxy proposal and the recommended vote together with ISS’s and/or GL’s analyses. The Proxy Voting Committee shall consider the recommended vote, any analysis available from ISS or GL and whether ISS or GL has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with this Proxy Voting Policy and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the recommendation.

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Proxy Voting Policy

In certain circumstances, ISS or GL may provide a recommendation with respect to a discretionary item for which no analysis or very limited analysis is provided. In such circumstances, the Proxy Administrator may request additional information from ISS and/or independently attempt to obtain additional information regarding the issuer in question. Any such additional information obtained will be provided to the relevant investment team. Regardless of the extent to which additional information is obtained, the recommendations of the team or a member of the Proxy Voting Committee shall be followed in accordance with and subject to the guidelines set forth above.

Review of Votes Cast

On a monthly basis, Artisan Partners monitors strategy votes to ensure ballots are processed on a consistent basis. On a quarterly basis, Artisan Partners engages in a vote reconciliation process for a representative account in each investment strategy managed by Artisan Partners. Artisan Partners determines whether proxy ballots for each meeting held during the quarter were voted in accordance with Artisan Partners’ voting instructions and this Proxy Voting Policy.

In some cases, particularly for clients participating in securities lending programs and clients in strategies with more active trading, a full reconciliation of votes cast and shares held is not possible. In addition, in some cases, ISS may not receive a ballot on behalf of a client from that client’s custodian due to error of the custodian or failure of the custodian to receive the information from the issuer. A full reconciliation of votes cast and shares held by those clients also is not possible. However, if a discrepancy is identified, Artisan Partners shall use reasonable efforts to determine the reasons for the discrepancy, and if such discrepancy is due to an administrative error of ISS, Artisan Partners shall work with ISS to minimize the risk of such errors in the future.

Records and Reports

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Reports—Artisan Partners shall make a summary of this Proxy Voting Policy available to clients on at least an annual basis. That summary may be contained in Artisan Partners’ Brochure. Artisan Partners shall also make the entire Proxy Voting Policy and Artisan Partners’ proxy voting records with respect to a client’s account available to that client or its representatives for review and discussion upon the client’s request or as may be required by applicable law. Artisan Partners generally will not disclose publicly its past votes, share amounts voted or held or how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client who itself may decide or may be required to make public such information. Upon a request from a person other than a client for information on Artisan Partners’ proxy voting, Artisan Partners personnel will not disclose such information unless otherwise directed to do so by a client, in which case Artisan Partners personnel will direct the requesting party to the Proxy Administrator or a member of the Proxy Voting Committee who will handle the request.

•

Records—Basis for Vote—Artisan Partners shall maintain a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision including:

•	For votes relating to routine or corporate administrative matters, the basis for each vote cast is reflected in the Guidelines and no additional documentation is required.

•

For all other votes, including votes relating to discretionary items or Identified Issuers, Artisan Partners shall maintain records relating to the independent review of the Proxy Voting Committee, including a copy of any request for consideration of a vote by the Proxy Voting Committee and any other correspondence relating to recommendations made by an investment team member or a member of the Proxy Voting Committee.

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Proxy Voting Policy

•

Records—General—The following documents shall also be maintained by Artisan Partners or by ISS or another third party service provider, on behalf of Artisan Partners; provided that if such documents are maintained by ISS or a service provider of Artisan Partners, ISS or such third party shall undertake to provide Artisan Partners copies of such documents promptly upon Artisan Partners’ request:

•	a copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;

•	a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;

•	a copy of each written client request for Artisan Partners’ proxy voting record with respect to such client and a copy of any written response from Artisan Partner to such client for that record; and

•	a copy of Artisan Partners’ Proxy Voting Policy, including the Guidelines.

•

Records—Retention—All records kept under this Article 9 shall be retained no less than seven years, the first two years in an appropriate office of Artisan Partners, or, if instructed by a client, for such longer period as may be mutually agreed by Artisan Partners and such client.

Business Group Owner:	Trade Operations

Date of Last Revision:	28 July 2015

Applicable to:	Artisan Partners Limited Partnership Artisan Partners UK LLP

6

Appendix A

Proxy Voting Guidelines

1

2

3

I.	Background

The following proxy voting guidelines (Guidelines) summarize Artisan Partners’ positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted on proposals dealing with particular issues. These Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS.

The Guidelines, together with the Proxy Voting Policy, will be used for voting proxies on behalf of all of Artisan Partners’ clients for which Artisan Partners has voting authority. ISS is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Artisan Partners.

The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes differently than indicated in the Guidelines. Artisan Partners’ investment teams are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Administrator of circumstances where the interests of clients may warrant a vote contrary to the Guidelines. In such instances, the investment team member may submit a recommendation to the Proxy Administrator in accordance with the procedures outlined in the Proxy Voting Policy.

In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to the Guidelines in circumstances where following the Guidelines would be inconsistent with local regulations, customs or practices.

II.	General Guidelines

A.	Reliance on Information Provided by and Due Diligence of ISS—Artisan Partners may rely on the information provided by and due diligence efforts of ISS in determining whether to vote for or against a particular matter, provided that the Proxy Administrator, the member of the relevant investment team, or the members of the Proxy Voting Committee who recommend, review or authorize the vote does not have actual knowledge that the information provided by ISS is incorrect.

B.	Non-U.S. Securities—In some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (share blocking). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Artisan Partners (or ISS on behalf of Artisan Partners) maintains a list of jurisdictions in which share blocking occurs. In such jurisdictions, there may be circumstances in which the specific securities voted might not in fact be subject to share blocking. However, because of the complexity and variety of share blocking restrictions in the various jurisdictions in which shares are held, Artisan Partners generally does not vote proxies in those jurisdictions unless a client’s proxy voting policy specifically requires other action. In some jurisdictions, a sub-custodian bank (record holder) may not have the power to vote shares, or may not receive ballots in a timely fashion, unless the client has fulfilled certain administrative requirements (for example, providing a power of attorney to the local sub-custodian), which may be imposed a single time or may be periodic. Artisan Partners does not have the ability to vote shares held in a client’s account unless the client, in conjunction with the client’s custodian, has fulfilled these requirements.

C.	Securities Lending—Certain of Artisan Partners’ clients engage in securities lending programs under which a client’s shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Because Artisan Partners generally is not aware of when a security may be on loan, it does not have an opportunity to ask the client to recall the security prior to the record date. In addition, in some circumstances, a client may determine that recalling the security to vote is not in its best interest and may not be willing to do so. Therefore, in most cases, those shares will not be voted.

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D.	Securities Not Acquired by Artisan Partners—From time to time, Artisan Partners’ client accounts may hold securities not specifically acquired for such accounts by Artisan Partners. Such securities are typically received through corporate or other actions, transfers in of securities acquired by other managers, or through clients’ investments in short-term investment funds for cash management purposes. When Artisan Partners receives proxies relating to such securities, it will vote in accordance with the recommendations of ISS.

E.	Consideration of Relevant Factors—These Guidelines below may provide examples of factors to be considered in determining how to vote on certain issues. These factors should not be considered exclusive or exhaustive. The Proxy Committee shall consider such factors as it considers to be appropriate in light of the circumstances.

III.	Routine and Corporate Administrative Items

A.	Operational Items

1.	Adjourn Meeting—Vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Circumstances in which an adjournment is sought to provide management with additional time during which to seek shareholder approval of a proposal of which Artisan Partners is in favor shall be deemed to be a compelling reason to support such proposals.

2.	Amend Quorum Requirements—Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

3.	Minor Amendment to Charter or Bylaws—Vote FOR bylaw or charter changes that are housekeeping or administrative in nature (updates or corrections) or changes required by or to conform to applicable law or requirements of national exchanges or other regulatory organizations.

4.	Change Company Name—Vote FOR proposals to change the corporate name.

5.	Change in Principal Place of Business or Registered Office—Vote FOR proposals to change principal place of business or registered office, unless the proposal appears unreasonable or would cause a change in the state or country of incorporation. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents in connection with such change.

6.	Change Date, Time, or Location of Annual Meeting—Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

7.	Electronic Meetings of Shareholders—Vote FOR management proposals to hold shareholder meetings using audio and video transmission (including live webcasts), unless the proposed alternative appears unreasonable in light of the circumstances.

8.	Ratify Auditors—Vote FOR management proposals to ratify the selection of auditors, unless:

•

An auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence, including whether the amount of consulting or related services provided by the auditor to the issuer or the fees paid for non-audit services are excessive;

•	There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or

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•	Serious concerns about accounting practices are identified such as fraud, misapplication of GAAP, and material weaknesses identified in Section 404 disclosures.

9.	Authorize Board to Fix Remuneration of Auditors—Vote FOR proposals to authorize the board to fix the remuneration of auditors unless the firm does not vote in favor of the proposal to ratify the selection of those auditors or would not have done so had a proposal to ratify the selection of those auditors been made.

10.	Confidential Voting—Vote FOR proposals to adopt confidential voting, use independent vote tabulators and use independent inspectors of election.

11.	Submission of Financial Statements and Statutory Reports—Vote FOR the adoption or approval of routine submissions of an issuer’s annual financial statements and statutory reports.

12.	Dividend Distributions and Profit Distribution/Allocation Plans—Vote FOR routine submissions of an issuer’s cash or stock dividend payout and profit distribution/allocation plans (including dividend capitalization or share capital reduction plans accompanied by cash distributions), assuming pro rata payout or distribution to all shareholders. Also, vote FOR ratification of board actions taken with respect to such dividend payouts and profit distribution/allocation plans.

13.	Transact Other Business or Grant a Blank Proxy—Vote AGAINST proposals to approve other business when it appears as a voting item or to give proxy authority to a specified person to vote, at that person’s discretion, on any item that has yet to be raised and/or about which no information has been disclosed.

14.	Electronic Communications to Shareholders—Vote FOR proposals to allow for delivery of notices and various corporate documents (such as prospectuses and annual reports, for example) to shareholders via electronic means to the extent shareholders are given the right to request hard copies of such notices and documents. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents permitting such electronic communications to shareholders.

15.	Re-Registration of Shares—Vote AGAINST proposals to re-register shares in share blocking markets. Vote FOR re-registration in markets that do not engage in share blocking.

16.	Routine Items of Foreign Issuers—Vote FOR proposals to approve certain routine operational items frequently submitted by management of non-U.S. issuers, including, but not limited to the following:

•	election of chairman of the annual general meeting (AGM);

•	designation of an independent proxy;

•	preparation and approval of list of shareholders entitled to vote at AGM;

•	approval of meeting agenda;

•	approval of minutes of previous AGM, and technical or immaterial amendments to previously approved minutes of such AGM;

•	approval of routine capital budget requests in the absence of any known concerns or evidence of prior mismanagement;

•	acceptance of the submission of various reports to shareholders, including but not limited to audit committee reports, chairman’s reports, operations reports, reports on company performance, etc.;

•	appointment of internal statutory auditors, but vote AGAINST appointment of internal statutory auditors that are affiliated with the issuer and are listed as independent;

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•	award of cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry;

•

discharge of responsibility of the management or supervisory board for the fiscal year in review, but vote AGAINST such proposal if there are serious questions about actions of the management or board members or legal action is being taken against the management or board members by other shareholders;

•	approval of retirement plans or payments relating to those plans for employee directors;

•	approval of general meeting guidelines;

•	grant of authorization to the board of directors to ratify and execute approved resolutions;

•	designation of inspector or shareholder representative for approval of the minutes of the AGM;

•	acknowledgment of the proper convening of the AGM;

•

adoption of or approval of changes to procedural rules for shareholders’ general meetings, board meetings and supervisory committee meetings that are guidelines that seek to establish functions, powers, policies and procedures for these types of meetings in accordance with applicable law or requirements of national exchanges or other regulatory organizations;

•	authorization to form a special committee and elect its members to conduct shareholder meeting formalities (i.e. verify quorum);

•	authorization to hold general meetings (other than AGMs) with 14 days’ notice in limited and time-sensitive circumstances where it would be to the advantage of shareholders as a whole;

•	authorization to make donations to EU political organizations for the purpose of preventing an inadvertent breach of the Political Parties, Elections and Referendum Act 2000;

•	approval to create corporate website and related amendments that govern the terms of use of the company’s website;

In instances where a member of the Proxy Voting Committee believes that sufficient information is not available to make an informed voting decision on a matter, a vote will be placed in accordance with the recommendations of ISS.

17.	Appoint Special Appraiser—Vote FOR proposals to appoint certain appraisers, special auditors or liquidators unless there are concerns noted related to the appointment.

18.	Other Business—Vote AGAINST proposals to approve other business when it appears as a voting item.

B.	Board of Directors

1.	Director Nominees in Uncontested Elections—Vote FOR director nominees (including internal statutory auditors of Japanese companies) and nominees to any committee of the board of directors in uncontested elections, except that votes should be WITHHELD from directors who, as reported in the issuer’s proxy statement or materials provided by one of Artisan Partners’ proxy service providers:

•

Attended less than 75% of the board and committee meetings without a valid reason for the absences. Valid reasons include illness, absence due to company business, or other circumstances outside of the director’s control where sufficient facts are available to suggest the absences were duly justified. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence reduced the director’s attendance below 75%;

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•	Voted to implement or renew a dead-hand or slow-hand poison pill;

•	Ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years (unless Artisan Partners did not support such proposal);

•	Ignored a shareholder proposal approved by a majority of the shares outstanding (unless Artisan Partners did not support such proposal);

•	Failed to act on a takeover offer where the majority of the shareholders had tendered their shares;

•

With respect to director candidates of U.S. companies only, serves on the board of directors of more than six publicly-traded companies or serves as the chief executive officer of a publicly-traded company and also serves on the board of directors of more than two publicly-traded companies besides his/her own company (except that a vote will not be withheld for a candidate in director elections of the publicly traded company for which the director also serves as the chief executive officer; i.e., the vote will be withheld only in director elections for such candidate’s outside boards);

•

In the past ten years was convicted of or pled guilty or no contest in a domestic or foreign court to any felony or misdemeanor involving fraud, false statements, wrongful taking of property, bribery, perjury, forgery, counterfeiting, extortion or conspiracy to commit any of these offenses, or has been found by a regulatory authority with jurisdiction over the nominee to have committed any such offense.

If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested and will be voted in accordance with the requirements set forth in sub-section entitled “Proxy Contests” under Discretionary Issues section of the Guidelines.

2.	Age Limits—Vote AGAINST proposals to impose a mandatory retirement age for outside directors. Vote FOR proposals to eliminate such a requirement.

3.	Service on Other Boards—Vote FOR proposals to release restrictions of competitive activities of directors, which would permit the directors to serve on the boards of other companies to the extent such service on other boards is not otherwise limited or prohibited pursuant to applicable laws or regulations. Vote AGAINST any proposals that would impose restrictions on competitive activities of directors that would prohibit the directors from serving on the boards of other companies, unless such restrictions or prohibitions are warranted by the applicable laws or regulations.

4.	Board Size—Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside a specified range without shareholder approval.

5.	Classification/Declassification of the Board—Vote AGAINST proposals to classify the board, including proposals to amend charter or bylaws to, in effect, permit classification of the board. Vote FOR proposals to repeal classified boards and to elect all directors annually, including proposals to amend charter or bylaws to, in effect, eliminate classification of the board.

6.	Cumulative Voting—Vote proposals to eliminate cumulative voting in accordance with the recommendations of each investment team based on the team’s investment philosophy as follows: AGAINST – Emerging Markets, Global Equity, U.S. Value; FOR – Global Value; and CASE-BY-CASE – U.S. Growth. In director elections of companies in countries where cumulative voting is required by law or regulation, vote for the directors in accordance with the cumulative voting recommendations by ISS.

7.	Indemnification and Liability Protection—Vote AGAINST proposals that would eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

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8.	Filling Vacancies—Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

9.	Director Resignations—Vote FOR management proposals to accept resignations of directors from the board or committees on which they serve, unless there are apparent contentious issues relating to or requiring the resignation, in which case it shall be voted on a CASE-BY-CASE basis.

10.	Removal of Directors—Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

11.	Term Limits—Vote AGAINST proposals to limit the tenure of outside directors.

12.	Majority Vote Requirements—Vote FOR management proposals to require election of directors by a majority of votes cast.

C.	Mergers and Corporate Restructuring

1.	Appraisal Right—Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

2.	Conversion of Securities and Corporate Reorganizations—Vote FOR the conversion or reorganization if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

D.	Antitakeover Defenses and Voting Related Issues

1.	Amend Bylaws without Shareholder Consent—Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

2.	Control Share Acquisition Provisions—Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares and to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

3.	Fair Price Provisions—Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

4.	Greenmail—Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

5.	Issue Stock for Use with Rights Plan—Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

6.	Stakeholder Provisions—Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

7.	Supermajority Vote Requirements—Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

8.	Control Share Cash-Out Provisions—Vote FOR proposals to opt out of control share cash-out statutes. Such statutes give dissident shareholder(s) the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position.

9.	Disgorgement Provisions—Vote FOR proposals to opt out of state disgorgement provisions. Such provisions require an acquirer or potential acquirer of more than a certain percentage of a

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company’s stock to disgorge to the company any profits realized from sale of that company’s stock purchased 24 months before achieving control status.

10.	Freeze-Out Provisions—Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

E.	Capital Structure

1.	Adjustments to Par Value of Common Stock—Vote FOR management proposals to reduce the par value of common stock (including through share capital reduction plans that provide for pro rata capital repayments) or to increase the par value of common stock in order to capitalize cash dividends paid to all shareholders on a pro rata basis, unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action. Vote FOR management proposals to eliminate par value. Additionally, vote FOR any amendments to bylaws or other corporate documents related to the items above.

2.	Common Stock Authorization—Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights unless clients hold the class with the superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

3.	Preferred Stock Authorization—Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals to increase number of authorized shares of class or series of preferred stock that has superior voting rights, at a company that has more than one class or series of preferred stock.

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (blank check preferred stock).

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

4.	Dual Class Stock—Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders;

•	It is not designed to preserve the voting power of an insider or significant shareholder.

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5.	General Issuances of Equity or Equity-Linked Securities—Vote FOR proposals to issue equity or equity-linked securities with preemptive rights to a maximum of 100% or without preemptive rights to a maximum of 20% over currently issued capital over a specified period of time, unless adequate restrictions on discounts and the limit on the number of times the mandate may be refreshed are not set.

6.	Share Repurchase Programs—Vote FOR management proposals to institute open-market share repurchase plans, except that proposals where there is evidence that a proposed repurchase plan is not fair to all shareholders or where the company indicates that a proposed repurchase plan may continue during a takeover period shall be voted on a CASE-BY-CASE basis. Also, vote FOR management proposals to authorize the use of financial derivatives when repurchasing shares if voted FOR the approval of the relevant share repurchase plan.

7.	Reissuance of Repurchased Shares—Vote FOR management proposals to reissue previously repurchased shares to the extent such reissuance would have a dilution effect of no more than 10%, unless there is clear evidence of abuse of this authority in the past.

8.	Cancellation of Repurchased Shares—Vote FOR management proposals to cancel previously repurchased shares for routine accounting purposes unless the terms are unfavorable to shareholders.

9.	Stock Distributions: Splits and Dividends—Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined by taking into consideration the results of an analysis that uses a model developed by ISS.

10.	Reverse Stock Splits—Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or to avoid delisting.

F.	Executive and Director Compensation

1.	Stock Plans in Lieu of Cash—Vote FOR plans which provide a dollar-for-dollar cash for stock exchange for non-employee director plans only.

2.	Director Retirement Plans—Vote AGAINST retirement plans for non-employee directors.

3.	Incentive Bonus Plans and Tax Deductibility Proposals—Vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of ensuring the deductibility of compensation under the provisions of Section 162(m) of the Internal Revenue Code if no increase in shares is requested and if the plan does not contain an evergreen provision. Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

4.	Advisory Vote on Say on Pay Frequency—Vote proposals regarding the frequency in which companies must present shareholders with an advisory vote on executive compensation in accordance with the recommendations of each investment team based on the team’s investment philosophy as follows: One Year – U.S. Value, Global Value, Global Equity; Two Years – Emerging Markets; Three Years – U. S. Growth.

5.

Executive Death Benefits (Golden Coffins)—Vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of

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unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

G.	Social and Environmental Issues—Vote with management on shareholder proposals related to social and environmental issues. Among the social and environmental issues to which this pertains are the following: board diversification issues (e.g., representation on the board of women and minorities), consumer issues and public safety (e.g., animal rights, genetically modified foods, handguns, predatory lending, tobacco), environmental and energy issues (e.g., wildlife preservation, CERES principles, general environmental issues, global warming, recycling, renewable energy), political concerns (e.g., reporting on political contributions), preparation of sustainability reports (e.g., to address environmental, labor, human rights, health and safety, economic or other social issues and considerations), labor standards and human rights (e.g., international codes of conduct, country-specific human rights reports, China principles, MacBride principles), military business (e.g., military sales, weapons production), workplace diversity (e.g., equal opportunity reports, sexual orientation, employee diversity) and charitable contributions.

H.	Bundled Proposals (Routine Items Only)—Vote bundled or “conditioned” proposals that consist of routine items and that, if voted separately, would result in conflicting outcomes, pursuant to recommendations of ISS.

IV.	Discretionary Issues

A.	Shareholder Proposals—Vote CASE-BY-CASE for all shareholder proposals, except for shareholder proposals regarding social and environmental issues, which shall be voted in accordance with Section III.G, and shareholder proposals to change the date, time or location of annual meeting, which shall be voted in accordance with Section III.A.6.

B.	Board of Directors

1.	Majority of Independent Directors—Vote on proposals requiring the board to consist of a majority of independent directors on a CASE-BY-CASE basis.

2.	Majority of Independent Committee Members—Vote on proposals requiring the board audit, compensation and/or nominating committees be composed exclusively of independent directors on a CASE-BY-CASE basis.

3.	Cumulative Voting—All proposals to restore or provide for cumulative voting should be evaluated on a CASE-BY-CASE basis relative to other governance provisions contained in the company’s governing documents and the company’s relative performance.

4.	Indemnification and Liability Protection—Proposals providing expanded insurance coverage or indemnification or liability protection in cases when a director or officer was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, but the director’s or officer’s legal defense was nonetheless unsuccessful, should be evaluated on a CASE-BY-CASE basis.

5.	Establish/Amend Nominee Qualifications—Vote CASE-BY-CASE on proposals that establish or amend director qualifications.

C.	Proxy Contests

1.	Director Nominees in Contested Elections—Votes in a contested election of directors should be decided on a CASE-BY-CASE basis, with shareholders determining which directors are best suited to add value for shareholders, considering the following factors, as applicable:

•	Performance of the company relative to its peers

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•	Strategic plans of the incumbents and the dissidents

•	Independence of directors/nominees

•	Governance profile of the company

•	Evidence of management entrenchment

•	Experience and skills of board candidates

•	Responsiveness to shareholders

•	Whether takeover offer has been rebuffed

If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested.

2.	Non-Director Voting Items—Votes on matters other than election of directors in proxy contests should be decided on a CASE-BY-CASE basis, even if such matters would otherwise be routine voting items under this policy.

3.	Reimbursing Proxy Solicitation Expenses—In cases where Artisan Partners votes in favor of the dissidents, it also votes FOR reimbursing proxy solicitation expenses. Otherwise, voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

D.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions, Asset Purchases and Asset Sales—Votes on mergers and acquisitions, issuance of securities to facilitate mergers and acquisitions, asset purchases and asset sales should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by considering, as applicable:

•	Strategic rationale for the transaction and financial and operational benefits

•	Offer price (cost vs. premium) and market reaction

•	How the transaction was negotiated and the process

•	Changes in corporate governance and their impact on shareholder rights

•	Conflicts of interest

2.	Conversion of Securities and Corporate Reorganizations—Votes on proposals regarding conversion of securities and corporate reorganizations are determined on a CASE-BY-CASE basis by considering, as applicable:

•	Dilution to existing shareholders’ position

•	Conversion price relative to market value

•	Financial issues

•	Control issues

•	Termination penalties

•	Terms of the offer

•	Management’s efforts to pursue other alternatives

•	Conflicts of Interest

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3.	Formation of Holding Company—Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis by considering, as applicable:

•	Reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company

4.	Going Private and Going Dark Transactions (LBOs and Minority Squeezeouts)—Vote on going private transactions on a CASE-BY-CASE basis, taking into account, as applicable:

•	Offer price/premium

•	Fairness opinion

•	How the deal was negotiated

•	Other alternatives/offers considered

•	Non-completion risk

•	Conflicts of interest

5.	Issuance of Warrants/Convertibles/Debentures—Votes on proposals regarding issuance of warrants, convertibles and debentures should be determined on a CASE-BY-CASE basis by considering, as applicable:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest

6.	Joint Ventures—Vote CASE-BY-CASE on proposals to form joint ventures, taking into account, as applicable:

•	Percentage of assets/business contributed

•	Percentage ownership

•	Financial and strategic benefits

•	Governance structure

•	Conflicts of interest

•	Other alternatives

•	Non-completion risk

7.	Liquidations—Votes on liquidations should be determined on a CASE-BY-CASE basis after reviewing, as applicable:

•	Management’s efforts to pursue other alternatives

•	Appraisal value of the assets

•	Compensation plan for executives managing the liquidation

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Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

8.	Private Placements—Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis by considering, as applicable:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue alternatives

•	Control issues

•	Conflicts of interest

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

9.	Prepackaged Bankruptcy Plans—Vote on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a CASE-BY-CASE basis, after evaluating, as applicable:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

10.	Recapitalizations—Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account, as applicable:

•	More simplified capital structure

•	Enhanced liquidity

•	Fairness of conversion terms, including fairness opinion

•	Impact on voting power and dividends

•	Reasons for the reclassification

•	Conflicts of interest

•	Other alternatives considered

11.	Spinoffs—Votes on spinoffs should be considered on a CASE-BY-CASE basis, considering, as applicable:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Benefits that the spinoff may have on the parent company

•	Valuation of spinoff

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•	Conflicts of interest

•	Any changes in corporate governance and their impact on shareholder rights

•	Change in the capital structure

12.	Exclusive Venue—Vote CASE-BY-CASE on exclusive venue proposals giving consideration to the following factors, as applicable:

•	The company’s stated rationale for adopting such a provision;

•

Whether the company has appropriate governance features, such as an annually elected board, a majority vote standard in uncontested director elections and the absence of a poison pill, unless the pill was approved by shareholders.

E.	Antitakeover Defenses

1.	Fair Price Provisions—Votes on proposals to adopt fair price provisions or opt out of state fair price provisions are determined on a CASE-BY-CASE basis giving consideration to the following factors, as applicable:

•	Percentage of outstanding shares that an acquirer must obtain before triggering the defense

•	Formula employed in determining fair price

•	Vote needed to overcome the board’s opposition to the acquisition

•	Vote required to repeal or amend the fair pricing provision

•	Size of the block of shares controlled by officers, directors, and their affiliates

•	Other takeover provisions

•	Company history relating to premium acquisition offers

2.	Greenmail—Votes on anti-greenmail proposals which are bundled with other charter or bylaw amendments should be determined on a CASE-BY-CASE basis after determining whether the overall effect of the proposal is positive or negative for shareholders.

3.	Poison Pills (Shareholder Rights Plans)—Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes, as applicable:

•	20% or higher flip-in or flip-over

•	Two to three year sunset provision

•	No dead-hand, slow-hand, no-hand or similar features

•

Shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

4.	Shareholders’ Ability to Call Special Meetings—Votes on proposals to restrict or prohibit shareholders’ ability to call special meetings or to remove restrictions on the right of shareholders to act independently of management should be evaluated on a CASE-BY-CASE basis.

F.	State or Country of Incorporation

1.	State Takeover Statutes—Votes on proposals to opt in or out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price

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provisions, stakeholder laws, poison pills endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions) should be considered on a CASE-BY-CASE basis.

2.	Reincorporation Proposals—Votes on proposals to change a company’s state or country of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, as applicable:

•	Reasons for reincorporation

•	Comparison of company’s governance provisions prior to and following the transaction

•	Comparison of corporation laws of original state or country and destination state or country

G.	Capital Structure

1.	Common Stock Authorization—Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by ISS.

2.	Preferred Stock—Votes on proposals to increase the number of shares of blank check preferred shares are determined on a CASE-BY-CASE basis after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

3.	Reverse Stock Splits—Votes on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis, taking into consideration the results of an analysis that uses a model developed by ISS.

4.	Tracking Stock—Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against the following factors, as applicable:

•	Adverse governance changes

•	Excessive increases in authorized capital stock

•	Unfair method of distribution

•	Diminution of voting rights

•	Adverse conversion features

•	Negative impact on stock option plans

•	Other alternatives such as a spinoff

H.	Executive and Director Compensation

1.	Bundled Compensation—Votes on non-executive director compensation proposals that include both cash and share-based components as well as proposals that bundle compensation for both non-executive and executive directors into a single resolution are determined on a CASE-BY-CASE basis.

2.	Compensation Plans (Management “Say on Pay”)—Votes on compensation plans for executives and directors, including advisory votes on compensation matters, are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS, if available.

3.	Remuneration Report—Votes on an issuer’s compensation policy as set out in a remuneration report are determined on a CASE-BY-CASE basis, taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

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4.	Stock Plans in Lieu of Cash—Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS. Votes on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

5.	Management Proposals Seeking Approval to Reprice Options—Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following, as applicable:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange and treatment of surrendered options

•	Option vesting period and term of the option

•	Exercise price

•	Participants

6.	Employee Stock Purchase Plans—Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis considering the following factors, as applicable:

•	Purchase price compared to fair market value

•	Offering period

•	Potential voting power dilution

Votes on non-qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis considering the following factors, as applicable:

•	Broad-based participation by company employees

•	Limits on employee contributions

•	Company matching contributions

•	Discounts on the stock price at the time of purchase

7.	Incentive Bonus Plans and Tax Deductibility Proposals—Votes on new or amended plan proposals containing evergreen provisions should be considered on a CASE-BY-CASE basis. Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis taking into account the results of an analysis that uses a proprietary, quantitative model developed by ISS.

8.	Golden and Tin Parachutes—Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes (severance plans that cover senior level executives of a firm in the event that the firm undergoes a change in control) or tin parachutes (severance plans that cover all of the employees of a company in the event it undergoes a change in control). An acceptable parachute should include the following:

•	The parachute should be less attractive than an ongoing employment opportunity with the firm; and

•	The triggering mechanism should be beyond the control of management.

9.	Bonus Banking/Bonus Banking “Plus”—Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results based on performance metrics on which the bonus was earned, taking into account the following factors:

•	The company’s past practices regarding equity and cash compensation

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•	Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio

•	Whether the company has a rigorous claw-back policy in place

I.	Bundled Proposals—Vote bundled or “conditioned” proposals on a CASE-BY-CASE basis taking into account the aggregate effect of the items.

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Baillie Gifford Overseas Limited

Baillie Gifford Overseas Limited

Summary Description of Proxy Voting

Policies and Procedures

General Statement and Approach

Baillie Gifford Overseas Limited (“BGO”) recognises that it has a fiduciary duty to act solely in the best interests of its clients. In that regard BGO and its affiliates (collectively, “Baillie Gifford”) have adopted Global Corporate Governance Principles and Guidelines (the “Guidelines”), which include proxy voting policies and procedures that are designed, among other things, to ensure that proxies for the securities owned by clients for which BGO exercises voting authority and discretion are voted in the best interests of those clients in accordance with BGO’s fiduciary duties, Rule 206(4)-6 under the Investment Advisers Act of 1940 and other applicable law.

The Guidelines include principles (the “Principles”) that articulate corporate governance standards relating to the basic rights and equitable treatment of shareholders, the role of stakeholders (as established by law), disclosure and transparency on all material matters, and the responsibilities and accountability of the board of directors. The Principles are based upon the widely supported principles developed by the Organisation for Economic Co-operation and Development, which BGO believes are appropriate for most markets. BGO recognizes, however, that given the differences in national corporate and market regulation, one set of standards is unlikely to be appropriate for all of the markets in which it invests. Therefore, the Guidelines include as appendices detailed corporate governance standards for the United Kingdom and Japan and may include overseas corporate governance codes, where these are available and appropriate. In order to provide an indication of how the Principles should be interpreted in practice, the Guidelines include some “best practice” guidelines as to voting on specific issues (e.g. opposing the re-election of non-executive directors who are not independent if they are members of the audit or remuneration committees or if less than three or a minority of the board’s nonexecutive directors is independent; and executive remuneration schemes which incorporate insufficiently challenging performance targets.) BGO recognises, however, that companies within particular markets operate under significantly differing conditions and for this reason it does not apply any of the principles, practices or standards included in the Guidelines rigidly. Rather, it applies them with care, giving due consideration to the specific circumstances of individual companies. In this way it takes a pragmatic and flexible approach to corporate governance, consistent with its overriding aim of looking after the long term financial interests of its clients.

BGO looks to have confidence in the quality and integrity of management. Consequently, its investment process involves keeping closely in touch with company management, learning how it plans to take the company’s business forward and seeking to understand its goals and attitude towards shareholders. BGO believes that such dialogue is important in selecting successful investments for its clients. Nevertheless, where the formal aspects of a company’s corporate governance fall short of the Guidelines and this is not fully supported by its circumstances, BGO encourages improvements in face to face meetings and, where appropriate, votes against management recommendations at general meetings.

Proxy Voting Administration

Baillie Gifford’s Corporate Governance Team develops and administers the Guidelines. The Corporate Governance Team sits alongside the investment teams and is supported by personnel dedicated to the voting of proxies. The Head of Corporate Governance reports to an Investment Partner. In evaluating each proxy, the Corporate Governance Team considers the Guidelines, third party analysis, Baillie Gifford’s own research and discussions with company management. If a proxy involves a non-routine matter, the Corporate Governance Team will typically consult with the appropriate investment team regarding the proposed vote.

Conflicts of Interest

BGO recognises the importance of managing potential conflicts of interest that may exist when voting a proxy solicited by a company with whom Baillie Gifford has a material business or personal relationship. The Corporate Governance Team is responsible for monitoring possible material conflicts of interest with respect to proxy voting. Application of the Guidelines to vote proxies will in most instances adequately address any possible conflicts of interest. However, as noted above, BGO takes a pragmatic view and does not rigidly apply the Guidelines as proxies may relate to matters not specifically addressed in the Guidelines. For proxy votes that involve a potential conflict of interest or, that are inconsistent with (or not covered by) the Guidelines Baillie Gifford has an internal process to review the proposed voting rationale. It would consider whether business relationships between Baillie Gifford and the company have influenced the proposed vote and decide the course of action to be taken in the best interests of its clients. If BGO invests on behalf of its advisory clients in pooled vehicles advised by Baillie Gifford (in-house pooled funds), it will provide such clients with the opportunity to direct how their units in these funds should be voted on non-routine matters.

Overseas Voting – Share Blocking

Where our clients have delegated their voting rights to us, we endeavour to vote all of their shares in all markets. However, it is difficult to vote in some overseas markets because of costly trading restrictions. In some markets, our clients’ shares are ‘blocked’, which means that we are unable to sell from the time that we vote until the close of the company meeting. This is clearly a risk to our clients, particularly if we believe that it is in their best interests to sell the shares. We will therefore only vote in these markets where we consider the benefits of voting our clients’ shares, such as approving a merger or acquisition, exceed the risks involved.

Proxy Voting Record and Full Guidelines

Clients may obtain a copy of the Guidelines and information on how BGO has voted their shares by contacting their usual client contact. The Guidelines are also available on Baillie Gifford’s website, at www.bailliegifford.com.

BlackRock Advisors, LLC and

BlackRock Financial Management, Inc.

BLACKROCK

Global corporate governance & engagement principles

June 2014

Global corporate governance and engagement principles

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Global corporate governance and engagement principles

Introduction to BlackRock

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.
BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy

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Global corporate governance and engagement principles

framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

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Global corporate governance and engagement principles

We expect the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;

•	supporting and overseeing management in setting strategy;

•	ensuring the integrity of financial statements;

•	making decisions regarding mergers, acquisitions and disposals;

•	establishing appropriate executive compensation structures; and

•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

•	current employment at the company or a subsidiary;

•	former employment within the past several years as an executive of the company;

•	providing substantial professional services to the company and/or members of the company’s management;

•	having had a substantial business relationship in the past three years;

•	having, or representing a shareholder with, a substantial shareholding in the company;

•	being an immediate family member of any of the aforementioned; and

•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

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Global corporate governance and engagement principles

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the

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Global corporate governance and engagement principles

company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

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Global corporate governance and engagement principles

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee, which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with

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Global corporate governance and engagement principles

changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund’s portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•

BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•

The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the

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Global corporate governance and engagement principles

specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•

BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

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BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

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In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

9	2014 Global corporate governance and engagement principles

Global corporate governance and engagement principles

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

10	2014 Global corporate governance and engagement principles

BLACKROCK®

Proxy voting guidelines for U.S. securities

February 2015

Proxy voting guidelines for U.S. securities

1	2015 Proxy voting guidelines for U.S. securities

Proxy voting guidelines for U.S. securities

These guidelines should be read in conjunction with BlackRock’s Global Corporate Governance and Engagement Principles, which are available on-line at www.blackrock.com

Introduction

BlackRock, Inc. and its subsidiaries (collectively, “BlackRock”) seek to make proxy voting decisions in the manner most likely to protect and promote the economic value of the securities held in client accounts. The following issue-specific proxy voting guidelines (the “Guidelines”) are intended to summarize BlackRock’s general philosophy on corporate governance matters and approach to issues that may commonly arise in the proxy voting context for U.S. securities. These Guidelines are not intended to limit the analysis of individual issues at specific companies and are not intended to provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots as well as our expectations of boards of directors. They are applied with discretion, taking into consideration the range of issues and facts specific to the company and the individual ballot item.

Voting guidelines

These guidelines are divided into six key themes which group together the issues that frequently appear on the agenda of annual and extraordinary meetings of shareholders.

The six key themes are:

•	Boards and directors

•	Auditors and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

Boards and directors

Director elections

BlackRock generally supports board nominees in most uncontested elections. BlackRock may withhold votes from certain directors on the board or members of particular board committees (or prior members, as the case may be) in certain situations, including, but not limited to:

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The independent chair or lead independent director and members of the governance committee, where a board fails to implement shareholder proposals that receive a majority of votes cast at a prior shareholder meeting, and the proposals, in our view, have a direct and substantial impact on shareholders’ fundamental rights or long-term economic interests.

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The independent chair or lead independent director and members of the governance committee, where a board implements or renews a poison pill without seeking shareholder approval beforehand or within a reasonable period of time after implementation.

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Proxy voting guidelines for U.S. securities

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The independent chair or lead independent director and members of the governance committee, where a board amends the charter/articles/by-laws such that the effect may be to entrench directors or to significantly reduce shareholder rights. In such cases, in determining whether to withhold support from directors, we will consider in part the company’s publicly stated rationale for the changes and whether the board has determined to seek shareholder approval beforehand or within a reasonable period of time after implementation.

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The independent chair or lead independent director, members of the nominating committee, and/or the longest tenured director(s), where we observe a lack of board responsiveness to shareholders on board composition concerns, evidence of board entrenchment, insufficient attention to board diversity, and/or failure to promote adequate board succession planning over time in line with the company’s stated strategic direction.

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An insider or affiliated outsider who sits on the board’s audit, compensation, nominating or governance committees (the “key committees”), which we believe generally should be entirely independent. However, BlackRock will examine a board’s complete profile when questions of independence arise prior to casting a withhold vote for any director. For controlled companies, as defined by the U.S. stock exchanges, we will only vote against insiders or affiliates who sit on the audit committee, but not other key committees.

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Members of the audit committee during a period when the board failed to facilitate quality, independent auditing, for example, if substantial accounting irregularities suggest insufficient oversight by that committee.

•	Members of the audit committee during a period in which we believe the company has aggressively accounted for its equity compensation plans.

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Members of the compensation committee during a period in which executive compensation appears excessive relative to performance and peers, and where we believe the compensation committee has not already substantially addressed this issue.

•	Members of the compensation committee where the company has repriced options without contemporaneous shareholder approval.

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The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where board member(s) at the most recent election of directors have received withhold votes from more than 30% of shares voting and the board has not taken appropriate action to respond to shareholder concerns. This may not apply in cases where BlackRock did not support the initial withhold vote.

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The chair of the nominating committee, or where no chair exists, the nominating committee member with the longest tenure, where the board is not composed of a majority of independent directors. However, this would not apply in the case of a controlled company.

•	Where BlackRock obtains evidence that casts significant doubt on a director’s qualifications or ability to represent shareholders.

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Where it appears the director has acted (at the company or at other companies) in a manner that compromises his or her reliability in representing the best long-term economic interests of shareholders.

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Proxy voting guidelines for U.S. securities

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Where a director has a pattern of poor attendance at combined board and applicable key committee meetings. Excluding exigent circumstances, BlackRock generally considers attendance at less than 75% of the combined board and applicable key committee meetings by a board member to be poor attendance.

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Where a director has committed himself or herself to service on a large number of boards, such that we deem it unlikely that the director will be able to commit sufficient focus and time to a particular company (commonly referred to as “over-boarding”). While each situation will be reviewed on a case-by-case basis, BlackRock is most likely to withhold votes for over-boarding where a director is: 1) serving on more than four public company boards; or 2) is a chief executive officer at a public company and is serving on more than two public company boards in addition to the board of the company where they serve as chief executive officer.

If a board maintains a classified structure, it is possible that the director(s) with whom we have a particular concern may not be subject to election in the year that the concern arises. In such situations, if we have a concern regarding a committee or committee chair, we generally register our concern by withholding votes from all members of the relevant committee who are subject to election that year.

Director independence

We expect that a board should be majority independent. We believe that an independent board faces fewer conflicts and is best prepared to protect shareholder interests. Common impediments to independence in the U.S. may include, but are not limited to:

•	Employment by the company or a subsidiary as a senior executive within the previous five years

•	Status as a founder of the company

•	Substantial business or personal relationships with the company or the company’s senior executives

•	Family relationships with senior executives or founders of the company

•	An equity ownership in the company in excess of 20%

Board composition and effectiveness

We encourage boards to routinely refresh their membership to ensure the relevance of the skills, experience and attributes of each director to the work of the board. To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. We believe that the nominating committee of the board has the ability to implement such refreshment. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the

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Proxy voting guidelines for U.S. securities

current directors and how that might be augmented by incoming directors. We encourage boards to disclose their views on: the mix of competencies, experience and other qualities required to effectively oversee and guide management; the process by which candidates are identified and selected, including whether professional firms or other sources outside of incumbent directors’ networks have been engaged to identify and/or assess candidates; the process by which boards evaluate themselves and any significant outcomes of the evaluation process, without divulging inappropriate and/or sensitive details; the consideration given towards board diversity, including, but not limited to, diversity of gender, race, age, experience, and skills; and other factors taken into account in the nomination process.

While we support regular board refreshment, we are not opposed in principle to long-tenured directors nor do we believe that long board tenure is necessarily an impediment to director independence. We believe that a variety of director tenures within the boardroom can be beneficial to ensure board quality and continuity of experience; our primary concern is that board members are able to contribute effectively as corporate strategy evolves and business conditions change over time, and that all directors, regardless of tenure, demonstrate appropriate responsiveness to shareholders over time. We acknowledge that each director brings their own unique skills and experiences and that no single person can be expected to bring all relevant skill sets to a board; at the same time, we generally do not believe it is necessary or appropriate to have any particular director on the board solely by virtue of a singular background or specific area of expertise.

As a result of the nominating committee’s responsibility for board composition and refreshment over time, we typically oppose shareholder proposals imposing arbitrary limits on the pool of directors from which shareholders can choose their representatives. However, where boards find that age limits or term limits are the most efficient and objective mechanism for ensuring periodic board refreshment, we generally defer to the board’s determination in setting such limits.

Board size

We generally defer to the board in setting the appropriate size. We believe directors are generally in the best position to assess what size is optimal to ensure a board’s effectiveness. However, we may oppose boards that appear too small to allow for effective shareholder representation or too large to function efficiently.

CEO and management succession planning

There should be a robust CEO and management succession plan in place at the board level that is reviewed and updated on a regular basis. We expect succession planning to cover both long-term planning consistent with the strategic direction of the company and identified leadership needs over time as well as short-term planning in the event of an unanticipated executive departure. We acknowledge that both internal and external management candidates may be considered, as informed by required skill sets and cultural fit considerations and as appropriate to the company’s

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Proxy voting guidelines for U.S. securities

circumstances. We encourage the company to explain its executive succession planning process, including where accountability lies within the boardroom for this task, without prematurely divulging sensitive information commonly associated with this exercise.

Classified board of directors/staggered terms

A classified board of directors is one that is divided into classes (generally three), each of which is elected on a staggered schedule (generally for three years). At each annual meeting, only a single class of directors is subject to reelection (generally one-third of the entire board).

We believe that classification of the board dilutes shareholders’ right to evaluate promptly a board’s performance and limits shareholder selection of their representatives. By not having the mechanism to immediately address concerns we may have with any specific director, we may be required to register our concerns through our vote on the directors who are subject to election that year (see “Director elections” for additional detail). Furthermore, where boards are classified, director entrenchment is more likely, because review of board service generally only occurs every three years. Therefore, we typically vote against classification and for proposals to eliminate board classification.

Contested director elections

Most director elections are not competitive, but shareholders are sometimes presented with competing slates of director candidates. Generally, such proxy contests are the result of a shareholder (or group of shareholders) seeking to change the company’s strategy or address failures in the board’s oversight of management. The details of proxy contests are assessed on a case-by-case basis. We evaluate a number of factors, which may include, but are not limited to: the qualifications of the dissident and management candidates; the validity of the concerns identified by the dissident; the viability of both the dissident’s and management’s plans; the likelihood that the dissident’s solutions will produce the desired change; and whether the dissidents represent the best option for enhancing long-term shareholder value.

Cumulative voting for directors

Cumulative voting allocates one vote for each share of stock held, times the number of directors subject to election. A shareholder may cumulate his/her votes and cast all of them in favor of a single candidate, or split them among any combination of candidates. By making it possible to use their cumulated votes to elect at least one board member, cumulative voting is typically a mechanism through which minority shareholders attempt to secure board representation.

We typically oppose proposals that further the candidacy of minority shareholders whose interests do not coincide with our fiduciary responsibility. We may support cumulative voting proposals at companies where the board is not majority independent. We may support cumulative voting at

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Proxy voting guidelines for U.S. securities

companies that have a controlling shareholder. A cumulative voting structure is not consistent with a majority voting requirement, as it may interfere with the capacity of director candidates to achieve the required level of support. We may not support a cumulative voting proposal at a company that has adopted a majority voting standard.

Director compensation and equity programs

We believe that compensation for independent directors should be structured to align the interests of the directors with those of shareholders, whom the directors have been elected to represent. We believe that independent director compensation packages based on the company’s long-term performance and that include some form of long-term equity compensation are more likely to meet this goal; therefore, we typically support proposals to provide such compensation packages. However, we will generally oppose shareholder proposals requiring directors to own a minimum amount of company stock, as we believe that companies should maintain flexibility in administering compensation and equity programs for independent directors, given each company’s and director’s unique circumstances. As discussed in further detail under the heading “Equity compensation plans” below, we believe that companies should prohibit directors from engaging in transactions with respect to their long-term compensation that might disrupt the intended economic alignment between equity plan beneficiaries and shareholders.

Indemnification of directors and officers

We generally support reasonable but balanced protection of directors and officers. We believe that failure to provide protection to directors and officers might severely limit a company’s ability to attract and retain competent leadership. We generally support proposals to provide indemnification that is limited to coverage of legal expenses. However, we may oppose proposals that provide indemnity for: breaches of the duty of loyalty; transactions from which a director derives an improper personal benefit; and actions or omissions not in good faith or those that involve intentional misconduct.

Majority vote requirements

BlackRock generally supports proposals seeking to require director election by majority vote. Majority voting standards assist in ensuring that directors who are not broadly supported by shareholders are not elected to serve as their representatives. We note that majority voting is not appropriate in all circumstances, for example, in the context of a contested election. We also recognize that some companies with a plurality voting standard have adopted a resignation policy for directors who do not receive support from at least a majority of votes cast. Where we believe that the company already has a sufficiently robust majority voting process in place, we may not support a shareholder proposal seeking an alternative mechanism.

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Proxy voting guidelines for U.S. securities

Risk oversight

Companies should have an established process for identifying, monitoring and managing key risks, and independent directors should have ready access to relevant management information and outside advice, as appropriate, to ensure they can properly oversee risk management. We encourage companies to provide transparency as to the optimal risk levels, how risk is measured and how risks are reported to the board. We are particularly interested to understand how risk oversight processes evolve in response to changes in corporate strategy and/or shifts in the business and related risk environment. Boards should clearly explain their approach to risk oversight, including where accountability lies within the boardroom for this activity, especially where there are multiple individuals or board committees tasked with oversight of various risks.

Separation of chairman and CEO positions

We believe that independent leadership is important in the board room. In the U.S. there are two commonly accepted structures for independent board leadership: 1) an independent chairman; or 2) a lead independent director. We assess the experience and governance track record of the independent chairman or lead independent director to understand capability and suitability to effectively and constructively lead a board. Our expectations of an individual in this role include, but are not limited to: being available to serve as an advisor to the CEO; contributing to the oversight of CEO and management succession planning; and being available to meet with shareholders when they have highly sensitive concerns about management or corporate governance issues. We generally consider the designation of a lead independent director as an acceptable alternative to an independent chair if the lead independent director has a term of at least one year and has powers to: 1) provide formal input into board meeting agendas; 2) call meetings of the independent directors; and 3) preside at meetings of independent directors. Where a company does not have a lead independent director that meets these criteria, we generally support the separation of chairman and CEO.

Shareholder access to the proxy

We believe that long-term shareholders should have the opportunity, when necessary and under reasonable conditions, to nominate individuals to stand for election to the boards of the companies they own and to have those nominees included on the company’s proxy card. This right is commonly referred to as “proxy access”. In our view, securing a right of shareholders to nominate directors without engaging in a control contest can enhance shareholders’ ability to participate meaningfully in the director election process, stimulate board attention to shareholder interests, and provide shareholders an effective means of directing that attention where it is lacking. Given the complexity of structuring an appropriate proxy access mechanism and the brevity required of shareholder proposals, we generally expect that a shareholder proposal to adopt proxy access will describe general parameters for the mechanism, while providing the board with flexibility to design a process that is appropriate in light of the company’s specific circumstances. Proxy access

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Proxy voting guidelines for U.S. securities

mechanisms should provide shareholders with a reasonable opportunity to use this right without stipulating overly restrictive or onerous parameters for use, and also provide assurances that the mechanism will not be subject to abuse by short-term investors, investors without a substantial investment in the company, or investors seeking to take control of the board. We will review proposals regarding the adoption of proxy access on a case-by-case basis.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements that provide a complete and accurate portrayal of a company’s financial condition. Consistent with our approach to voting on boards of directors, we seek to hold the audit committee of the board responsible for overseeing the management of the audit function at a company, and may withhold votes from the audit committee’s members where the board has failed to facilitate quality, independent auditing. We look to the audit committee report for insight into the scope of the audit committee’s responsibilities, including an overview of audit committee processes, issues on the audit committee’s agenda and key decisions taken by the audit committee. We take particular note of cases involving significant financial restatements or material weakness disclosures, and we expect timely disclosure and remediation of accounting irregularities.

The integrity of financial statements depends on the auditor effectively fulfilling its role. To that end, we favor an independent auditor. In addition, to the extent that an auditor fails to reasonably identify and address issues that eventually lead to a significant financial restatement, or the audit firm has violated standards of practice that protect the interests of shareholders, we may also vote against ratification.

From time to time, shareholder proposals may be presented to promote auditor independence or the rotation of audit firms. We may support these proposals when they are consistent with our views as described above.

Capital structure proposals

Blank check preferred

We frequently oppose proposals requesting authorization of a class of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock) because they may serve as a transfer of authority from shareholders to the board and a possible entrenchment device. We generally view the board’s discretion to establish voting rights on a when-issued basis as a potential anti-takeover device, as it affords the board the ability to place a block of stock with an investor sympathetic to management, thereby foiling a takeover bid without a shareholder vote. Nonetheless, where the company appears to have a legitimate financing motive for requesting blank check authority, has committed publicly that blank check preferred shares will not be used for anti-takeover purposes, has a history of using blank check preferred stock for financings, or has blank check preferred stock previously outstanding such that an increase would not necessarily provide further anti-takeover protection but may provide greater financing flexibility, we may support the proposal.

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Proxy voting guidelines for U.S. securities

Equal voting rights

BlackRock supports the concept of equal voting rights for all shareholders. Some management proposals request authorization to allow a class of common stock to have superior voting rights over the existing common or to allow a class of common to elect a majority of the board. We oppose such differential voting power as it may have the effect of denying shareholders the opportunity to vote on matters of critical economic importance to them.

When a management or shareholder proposal requests to eliminate an existing dual-class voting structure, we seek to determine whether the cost of restructuring will have a clear economic benefit to our clients’ portfolio(s). We evaluate these proposals on a case-by-case basis, and we consider the level and nature of control associated with the dual-class voting structure as well as the company’s history of responsiveness to shareholders in determining whether support of such a measure is appropriate.

Increase in authorized common shares

BlackRock considers industry specific norms in our analysis of these proposals, as well as a company’s history with respect to the use of its common shares. Generally, we are predisposed to support a company if the board believes additional common shares are necessary to carry out the firm’s business. The most substantial concern we might have with an increase is the possibility of use of common shares to fund a poison pill plan that is not in the economic interests of shareholders.

Increase or issuance of preferred stock

These proposals generally request either authorization of a class of preferred stock or an increase in previously authorized preferred stock. Preferred stock may be used to provide management with the flexibility to consummate beneficial acquisitions, combinations or financings on terms not necessarily available via other means of financing. We generally support these proposals in cases where the company specifies the voting, dividend, conversion and other rights of such stock where the terms of the preferred stock appear reasonable.

Stock splits and reverse stock splits

We generally support stock splits that are not likely to negatively affect the ability to trade shares or the economic value of a share. We generally support reverse splits that are designed to avoid delisting or to facilitate trading in the stock, where the reverse split will not have a negative impact on share value (e.g. one class is reduced while others remain at pre-split levels). In the event of a proposal to reverse split that would not also proportionately reduce the company’s authorized stock, we apply the same analysis we would use for a proposal to increase authorized stock.

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Proxy voting guidelines for U.S. securities

Mergers, asset sales, and other special transactions

In reviewing merger and asset sale proposals, BlackRock’s primary concern is the best long-term economic interests of shareholders. While these proposals vary widely in scope and substance, we closely examine certain salient features in our analyses. The varied nature of these proposals ensures that the following list will be incomplete. However, the key factors that we typically evaluate in considering these proposals include:

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For mergers and asset sales, we assess the degree to which the proposed transaction represents a premium to the company’s trading price. In order to filter out the effects of pre-merger news leaks on the parties’ share prices, we consider a share price from multiple time periods prior to the date of the merger announcement. In most cases, business combinations should provide a premium. We may consider comparable transaction analyses provided by the parties’ financial advisors and our own valuation assessments. For companies facing insolvency or bankruptcy, a premium may not apply.

•	There should be a favorable business reason for the combination.

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Unanimous board approval and arm’s-length negotiations are preferred. We will consider whether the transaction involves a dissenting board or does not appear to be the result of an arm’s-length bidding process. We may also consider whether executive and/or board members’ financial interests in a given transaction appear likely to affect their ability to place shareholders’ interests before their own.

•	We prefer transaction proposals that include the fairness opinion of a reputable financial advisor assessing the value of the transaction to shareholders in comparison to recent similar transactions.

Poison pill plans

Also known as Shareholder Rights Plans, these plans generally involve issuance of call options to purchase securities in a target firm on favorable terms. The options are exercisable only under certain circumstances, usually accumulation of a specified percentage of shares in a relevant company or launch of a hostile tender offer. These plans are often adopted by the board without being subject to shareholder vote.

Poison pill proposals generally appear on the proxy as shareholder proposals requesting that existing plans be put to a vote. This vote is typically advisory and therefore non-binding. We generally vote in favor of shareholder proposals to rescind poison pills.

Where a poison pill is put to a shareholder vote, our policy is to examine these plans individually. Although we oppose most plans, we may support plans that include a reasonable ‘qualifying offer clause.’ Such clauses typically require shareholder ratification of the pill, and stipulate a sunset provision whereby the pill expires unless it is renewed. These clauses also tend to specify that an all cash bid for all shares that includes a fairness opinion and evidence of financing does not trigger the pill, but forces either a special meeting at which the offer is put to a shareholder vote, or the board to seek the written consent of shareholders where shareholders could rescind the pill in their discretion. We may also support a pill where it is the only effective method for protecting tax or other economic benefits that may be associated with limiting the ownership changes of individual shareholders.

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Proxy voting guidelines for U.S. securities

Reimbursement of expenses for successful shareholder campaigns

Proxy contests and other public campaigns can be valuable mechanisms for holding boards of underperforming companies accountable to their shareholders. However, these campaigns can also lead to unwarranted cost and distraction for boards and management teams, and may be imposed by investors whose interests are not aligned with other investors. Therefore, we generally do not support proposals seeking the reimbursement of proxy contest expenses, even in situations where we support the shareholder campaign, as we believe that introducing the possibility of such reimbursement may incentivize disruptive and unnecessary shareholder campaigns.

Remuneration and benefits

We note that there are both management and shareholder proposals related to executive compensation that appear on corporate ballots. We generally vote on these proposals as described below, except that we typically oppose shareholder proposals on issues where the company already has a reasonable policy in place that we believe is sufficient to address the issue. We may also oppose a shareholder proposal regarding executive compensation if the company’s history suggests that the issue raised is not likely to present a problem for that company.

Advisory resolutions on executive compensation (“Say on Pay”)

In cases where there is a Say on Pay vote, BlackRock will respond to the proposal as informed by our evaluation of compensation practices at that particular company, and in a manner that appropriately addresses the specific question posed to shareholders. We describe herein our beliefs and expectations related to executive compensation practices, our Say on Pay analysis framework, and our typical approach to engagement and voting on Say on Pay.

Beliefs and Expectations Related to Executive Compensation Practices

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We believe that compensation committees are in the best position to make compensation decisions and should maintain significant flexibility in administering compensation programs, given their knowledge of the strategic plans for the company, the industry in which the company operates, the appropriate performance measures for the company, and other issues internal and/or unique to the company.

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Companies should explicitly disclose how incentive plans reflect strategy and incorporate long-term shareholder value drivers; this discussion should include the commensurate metrics and timeframes by which shareholders should assess performance.

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We support incentive plans that foster the sustainable achievement of results. Although we believe that companies should identify those performance measures most directly tied to shareholder value creation, we also believe that emphasis should be on those factors within management’s control to create economic value over the long-term, which should ultimately lead to sustained shareholder returns over the long-term. Similarly, the vesting timeframes associated with incentive plans should facilitate a focus on long-term value creation, as appropriate to that particular company.

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Proxy voting guidelines for U.S. securities

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While we do support the concept of compensation formulas that allow shareholders to clearly understand the rationale for compensation decisions, we do not believe that a solely formulaic approach to executive compensation necessarily drives shareholder value. BlackRock believes that compensation committees should use their discretion in designing incentive plans, establishing pay quanta, and finalizing compensation decisions, and should demonstrate how decisions are aligned with shareholder interests.

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BlackRock does not discourage compensation structures that differ from market practice. However, where compensation practices differ substantially from market practice, e.g. in the event of unconventional incentive plan design or extraordinary decisions made in the context of transformational corporate events or turnaround situations, we expect clear disclosure explaining how the decisions are in shareholders’ best interests.

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We understand that compensation committees are undertaking their analysis in the context of a competitive marketplace for executive talent. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however we are concerned about the potential ratchet effect of explicit benchmarking to peers. We therefore believe that companies should use peer groups to maintain an awareness of peer pay levels and practices so that pay is market competitive, while mitigating potential ratcheting of pay that is disconnected from actual performance.

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We expect companies to select peers based on objective criteria that are directly relevant to setting competitive compensation; we do not support peer group selection that does not make sense, including, but not limited to, the selection of companies that from a business size, complexity, risk profile, geographical and/or relevance standpoint are not comparable to the company in question.

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We do not believe that arbitrary limits on potential compensation are necessarily in shareholders’ best interests if those limits have the potential to cap performance. However, we expect compensation committees to ensure that incentive plans do not incentivize excessive risk taking beyond the company’s determined risk appetite and that rewards are commensurate with performance.

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We do not set forth a preference between cash, restricted stock, performance based equity awards, and stock options, amongst other compensation vehicles. We acknowledge that each may have an appropriate role in recruiting and retaining executives, in incentivizing behavior and performance, and in aligning shareholders’ and executives’ interests. Compensation committees should clearly disclose the rationale behind their selection of pay vehicles and how these fit with intended incentives. We also observe that different types of awards exhibit varying risk profiles, and the risks associated with pay plan design should be in line with the company’s stated strategy and risk appetite.

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We expect compensation committees to consider and respond to the shareholder voting results of relevant proposals at previous years’ annual meetings, and other feedback received from shareholders, as they evaluate compensation plans. At the same time, compensation committees should ultimately be focused on incentivizing long-term shareholder value creation and not necessarily on achieving a certain level of support on Say on Pay at any particular shareholder meeting.

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Proxy voting guidelines for U.S. securities

Say on Pay Analysis Framework

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We analyze the compensation practices in the context of the company’s stated strategy and identified value drivers and seek to understand the link between strategy, value drivers and incentive plan design.

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We examine both target and realizable compensation in order to understand the compensation committee’s intended outcomes, to judge the appropriateness and rigor of performance measures and hurdles, and to assess the pay plan’s sensitivity to the performance of the company.

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We review the pay and performance profiles of the company’s disclosed peer companies, as applicable, to identify relative outliers for potential further analysis. We supplement our analysis of the company’s stated peers with an independent review of peer companies as identified by third party vendors and our own analysis; part of this analysis includes an assessment of the relevance of the company’s stated peers and the potential impact the company’s peer selection may have on pay decisions.

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We conduct our analysis over various time horizons, with an emphasis on a sustained period, generally 3-5 years; however we consider company-specific factors, including the timeframe the company uses for performance evaluation, the nature of the industry, and the typical business cycle, in order to identify an appropriate timeframe for evaluation.

•	We review key changes to pay components from previous years and consider the compensation committee’s rationale for those changes.

•

We examine extraordinary pay items (including but not limited to actual or contractual severance payments, inducement grants, one-time bonus and/or retention awards) to understand the compensation committee’s rationale and alignment with shareholder interests.

•

We may engage with members of management and/or the compensation committee of the board, where concerns are identified or where we seek to better understand a company’s approach to executive compensation.

•

We consider BlackRock’s historical voting decisions (including whether a concern that led to a previous vote against management has been addressed, or whether we determined to support management at previous shareholder meetings with the expectation of future change), engagement activity, other corporate governance concerns at the company, and the views of our portfolio managers.

•	We assess the board’s responsiveness to shareholder voting results of relevant proposals at previous years’ annual meetings, and other feedback received from shareholders.

Engagement and Voting on Say on Pay

•

In many instances, we believe that direct discussion with issuers, in particular with the members of the compensation committee, can be an effective mechanism for building mutual understanding on executive compensation issues and for communicating any concerns we may have on executive compensation.

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Proxy voting guidelines for U.S. securities

•

In the event that we determine engagement is not expected to lead to resolution of our concerns about executive compensation, we may consider voting against members of the compensation committee, consistent with our preferred approach to hold members of the relevant key committee of the board accountable for governance concerns. As a result, our Say on Pay vote is likely to correspond with our vote on the directors who are compensation committee members responsible for making compensation decisions.

•	We may determine to vote against the election of compensation committee members and/or Say on Pay proposals in certain instances, including but not limited to when:

•	We identify a misalignment over time between target pay and/or realizable compensation and company performance as reflected in financial and operational performance and/or shareholder returns;

•	We determine that a company has not persuasively demonstrated the connection between strategy, long-term shareholder value creation and incentive plan design;

•	We determine that compensation is excessive relative to peers without appropriate rationale or explanation, including the appropriateness of the company’s selected peers;

•	We observe an overreliance on discretion or extraordinary pay decisions to reward executives, without clearly demonstrating how these decisions are aligned with shareholders’ interests;

•	We determine that company disclosure is insufficient to undertake our pay analysis; and/or

•	We observe a lack of board responsiveness to significant investor concern on executive compensation issues.

Advisory votes on the frequency of Say on Pay resolutions (“Say When on Pay”)

BlackRock will generally opt for a triennial vote on Say on Pay. We believe that shareholders should undertake an annual review of executive compensation and express their concerns through their vote on the members of the compensation committee. As a result, it is generally not necessary to hold a Say on Pay vote on an annual basis, as the Say on Pay vote merely supplements the shareholder’s vote on compensation committee members. However, we may support annual Say on Pay votes in some situations, for example, where we conclude that a company has failed to align pay with performance.

Claw back proposals

Claw back proposals are generally shareholder sponsored and seek recoupment of bonuses paid to senior executives if those bonuses were based on financial results that are later restated or were otherwise awarded as a result of deceptive business practices. We generally favor recoupment from any senior executive whose compensation was based on faulty financial reporting or deceptive business practices, regardless of that particular executive’s role in the faulty reporting. We typically support these proposals unless the company already has a robust claw back policy that sufficiently addresses our concerns.

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Proxy voting guidelines for U.S. securities

Employee stock purchase plans

An employee stock purchase plan (“ESPP”) gives the issuer’s employees the opportunity to purchase stock in the issuer, typically at a discount to market value. We believe these plans can provide performance incentives and help align employees’ interests with those of shareholders. The most common form of ESPP qualifies for favorable tax treatment under Section 423 of the Internal Revenue Code. Section 423 plans must permit all full-time employees to participate, carry restrictions on the maximum number of shares that can be purchased, carry an exercise price of at least 85 percent of fair market value on grant date with offering periods of 27 months or less, and be approved by shareholders. We will typically support qualified ESPP proposals.

Equity compensation plans

BlackRock supports equity plans that align the economic interests of directors, managers and other employees with those of shareholders. We believe that boards should establish policies prohibiting use of equity awards in a manner that could disrupt the intended alignment with shareholder interests, for example: use of the stock as collateral for a loan; use of the stock in a margin account; use of the stock (or an unvested award) in hedging or derivative transactions. We may support shareholder proposals requesting the board to establish such policies.

Our evaluation of equity compensation plans is based on a company’s executive pay and performance relative to peers and whether the plan plays a significant role in a pay-for-performance disconnect. We generally oppose plans that contain “evergreen” provisions allowing for the unlimited increase of shares reserved without requiring further shareholder approval after a reasonable time period. We also generally oppose plans that allow for repricing without shareholder approval. We may also oppose plans that provide for the acceleration of vesting of equity awards even in situations where an actual change of control may not occur. We encourage companies to structure their change of control provisions to require the termination of the covered employee before acceleration or special payments are triggered. Finally, we may oppose plans where we believe that the company is aggressively accounting for the equity delivered through their stock plans.

Golden parachutes

Golden parachutes provide for compensation to management in the event of a change in control. We generally view golden parachutes as encouragement to management to consider transactions that might be beneficial to shareholders. However, a large potential payout under a golden parachute arrangement also presents the risk of motivating a management team to support a sub-optimal sale price for a company.

We may support shareholder proposals requesting that implementation of such arrangements require shareholder approval. We generally support proposals requiring shareholder approval of plans that exceed 2.99 times an executive’s current salary and bonus, including equity compensation.

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Proxy voting guidelines for U.S. securities

When determining whether to support or oppose an advisory vote on a golden parachute plan (“Say on Golden Parachutes”), we normally support the plan unless it appears to result in payments that are excessive or detrimental to shareholders. In evaluating golden parachute plans, BlackRock may consider several factors, including:

•	whether we believe that the triggering event is in the best interest of shareholders;

•	an evaluation of whether management attempted to maximize shareholder value in the triggering event;

•	the percentage of total transaction value that will be transferred to the management team, rather than shareholders, as a result of the golden parachute payment;

•	whether excessively large excise tax gross up payments are part of the payout;

•	whether the pay package that serves as the basis for calculating the golden parachute payment was reasonable in light of performance and peers; and/or

•	whether the golden parachute payment will have the effect of rewarding a management team that has failed to effectively manage the company.

It may be difficult to anticipate the results of a plan until after it has been triggered; as a result, BlackRock may vote against a Say on Golden Parachute proposal even if the golden parachute plan under review was approved by shareholders when it was implemented.

Option exchanges

BlackRock may support a request to exchange underwater options under the following circumstances: the company has experienced significant stock price decline as a result of macroeconomic trends, not individual company performance; directors and executive officers are excluded; the exchange is value neutral or value creative to shareholders; and there is clear evidence that absent repricing the company will suffer serious employee incentive or retention and recruiting problems. BlackRock may also support a request to exchange underwater options in other circumstances, if we determine that the exchange is in the best interest of shareholders.

Pay-for-Performance plans

In order for executive compensation exceeding $1 million to qualify for federal tax deductions, the Omnibus Budget Reconciliation Act (OBRA) requires companies to link that compensation, for the company’s top five executives, to disclosed performance goals and submit the plans for shareholder approval. The law further requires that a compensation committee comprised solely of outside directors administer these plans. Because the primary objective of these proposals is to preserve the deductibility of such compensation, we generally favor approval in order to preserve net income.

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Proxy voting guidelines for U.S. securities

Pay-for-Superior-Performance

These are typically shareholder proposals requesting that compensation committees adopt policies under which a portion of equity compensation requires the achievement of performance goals as a prerequisite to vesting. We generally believe these matters are best left to the compensation committee of the board and that shareholders should not set executive compensation or dictate the terms thereof. We may support these proposals if we have a substantial concern regarding the company’s compensation practices over a significant period of time, the proposals are not overly prescriptive, and we believe the proposed approach is likely to lead to substantial improvement.

Supplemental executive retirement plans

BlackRock may support shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plans (“SERP”) agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Social, ethical and environmental issues

See “Global Corporate Governance and Engagement Principles.”

General corporate governance matters

We believe that shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms and amendments to the charter/articles/by-laws. We may vote against certain directors where changes to governing documents are not put to a shareholder vote within a reasonable period of time, in particular if those changes have the potential to impact shareholder rights (see “Director elections” herein). In cases where a board’s unilateral adoption of changes to the charter/articles/by-laws promotes cost and operational efficiency benefits for the company and its shareholders, we may support such action if it does not have a negative effect on shareholder rights or the company’s corporate governance structure.

When voting on a management or shareholder proposal to make changes to charter/articles/by-laws, we will consider in part the company’s and/or proponent’s publicly stated rationale for the changes, the company’s governance profile and history, relevant jurisdictional laws, and situational or contextual circumstances which may have motivated the proposed changes, among other factors. We will typically support changes to the charter/articles/by-laws where the benefits to shareholders, including the costs of failing to make those changes, demonstrably outweigh the costs or risks of making such changes.

Adjourn meeting to solicit additional votes

We generally support such proposals unless the agenda contains items that we judge to be detrimental to shareholders’ best long-term economic interests.

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Proxy voting guidelines for U.S. securities

Bundled proposals

We believe that shareholders should have the opportunity to review substantial governance changes individually without having to accept bundled proposals. Where several measures are grouped into one proposal, BlackRock may reject certain positive changes when linked with proposals that generally contradict or impede the rights and economic interests of shareholders.

Corporate political activities

Companies may engage in certain political activities, within legal and regulatory limits, in order to influence public policy consistent with the companies’ values and strategies, and thus serve shareholders’ best long-term economic interests. These activities can create risks, including: the potential for allegations of corruption; the potential for reputational issues associated with a candidate, party or issue; and risks that arise from the complex legal, regulatory and compliance considerations associated with corporate political activity. We believe that companies which choose to engage in political activities should develop and maintain robust processes to guide these activities and to mitigate risks, including a level of board oversight.

When presented with shareholder proposals requesting increased disclosure on corporate political activities, we may consider the political activities of that company and its peers, the existing level of disclosure, and our view regarding the associated risks. We generally believe that it is the duty of boards and management to determine the appropriate level of disclosure of all types of corporate activity, and we are generally not supportive of proposals that are overly prescriptive in nature. We may determine to support a shareholder proposal requesting additional reporting of corporate political activities where there seems to be either a significant potential threat or actual harm to shareholders’ interests and where we believe the company has not already provided shareholders with sufficient information to assess the company’s management of the risk.

Finally, we believe that it is not the role of shareholders to suggest or approve corporate political activities; therefore we generally do not support proposals requesting a shareholder vote on political activities or expenditures.

Other business

We oppose giving companies our proxy to vote on matters where we are not given the opportunity to review and understand those measures and carry out an appropriate level of shareholder oversight.

Reincorporation

Proposals to reincorporate from one state or country to another are most frequently motivated by considerations of anti-takeover protections, legal advantages, and/or cost savings. We will evaluate, on a case-by-case basis, the economic and strategic rationale behind the company’s

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Proxy voting guidelines for U.S. securities

proposal to reincorporate. In all instances, we will evaluate the changes to shareholder protection under the new charter/articles/by-laws to assess whether the move increases or decreases shareholder protections. Where we find that shareholder protections are diminished, we may support reincorporation if we determine that the overall benefits outweigh the diminished rights.

IPO governance

We expect boards to consider and disclose how the corporate governance structures adopted upon initial public offering (“IPO”) are in shareholders’ best long-term interests. We also expect boards to conduct a regular review of corporate governance and control structures, such that boards might evolve foundational corporate governance structures as company circumstances change, without undue costs and disruption to shareholders.

We will typically apply a one-year grace period for the application of certain director-related guidelines (including, but not limited to, director independence and over-boarding considerations), during which we expect boards to take steps to bring corporate governance standards in line with shareholders’ expectations.

Further, if a company qualifies as an emerging growth company (an “EGC”) under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we will give consideration to the NYSE and NASDAQ governance exemptions granted under the JOBS Act for the duration such a company is categorized as an EGC. We expect an EGC to have a totally independent audit committee by the first anniversary of its IPO, with our standard approach to voting on auditors and audit-related issues applicable in full for an EGC on the first anniversary of its IPO.

Shareholders’ right to act by written consent

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to solicit votes by written consent provided that: 1) there are reasonable requirements to initiate the consent solicitation process in order to avoid the waste of corporate resources in addressing narrowly supported interests; and 2) support from a minimum of 50% of outstanding shares is required to effectuate the action by written consent. We may oppose shareholder proposals requesting the right to act by written consent in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others, or if the proposal is written to discourage the board from incorporating appropriate mechanisms to avoid the waste of corporate resources when establishing a right to act by written consent. Additionally, we may oppose shareholder proposals requesting the right to act by written consent if the company already provides a shareholder right to call a special meeting that we believe offers shareholders a reasonable opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting.

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Proxy voting guidelines for U.S. securities

Shareholders’ right to call a special meeting

In exceptional circumstances and with sufficiently broad support, shareholders should have the opportunity to raise issues of substantial importance without having to wait for management to schedule a meeting. We therefore believe that shareholders should have the right to call a special meeting in cases where a reasonably high proportion of shareholders (typically a minimum of 15% but no higher than 25%) are required to agree to such a meeting before it is called, in order to avoid the waste of corporate resources in addressing narrowly supported interests. However, we may oppose this right in cases where the proposal is structured for the benefit of a dominant shareholder to the exclusion of others. We generally believe that a right to act via written consent is not a sufficient alternative to the right to call a special meeting.

Simple majority voting

We generally favor a simple majority voting requirement to pass proposals. Therefore, we will support the reduction or the elimination of supermajority voting requirements to the extent that we determine shareholders’ ability to protect their economic interests is improved. Nonetheless, in situations where there is a substantial or dominant shareholder, supermajority voting may be protective of public shareholder interests and we may support supermajority requirements in those situations.

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CBRE Clarion Securities LLC

PROXY VOTING POLICY AND PROCEDURES

CBRE Clarion Securities

Date: December 31, 2011

Policy

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When CBRE Clarion has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with this policy and procedures.

For the accounts over which CBRE Clarion maintains proxy voting authority, CBRE Clarion will vote proxies in accordance with its proxy voting guidelines. CBRE Clarion may, in certain circumstances, voluntarily adhere to guidelines established by its clients if doing so can be accomplished within the proxy voting process established with the proxy voting administrator. Otherwise, CBRE Clarion will not accept proxy voting authority to the extent clients wish to impose voting guidelines different from those of CBRE Clarion. As the responsibility for proxy voting is defined at the outset of the client relationship (and documented in the Investment Management Agreement), CBRE Clarion does not anticipate any confusion on the part of its clients in this respect.

Procedures and Controls

Proxy Voting Process and Administration

CBRE Clarion has engaged ISS (formerly Risk Metrics Group) to provide proxy voting administration services, including the tracking of proxies received for clients, providing notice to CBRE Clarion concerning dates votes are due, the actual casting of ballots and recordkeeping. It is important to recognize that the ability of ISS and CBRE Clarion to process proxy voting decisions in a timely manner is contingent in large part on the custodian banks holding securities for CBRE Clarion clients. On a daily basis, CBRE Clarion provides ISS with a list of securities held in each account over which CBRE Clarion has voting authority.

CBRE Clarion established its own proxy voting guidelines based on a template provided by ISS. Proxy voting guidelines are reviewed and approved by designated Senior Global Portfolio Managers initially and annually thereafter. The approved proxy voting guidelines are provided to ISS to facilitate processing proxy voting.

Voting decisions remain within the discretion of CBRE Clarion. On a daily basis, CBRE Clarion Securities Operations group reviews an online system maintained by ISS in order to monitor for upcoming votes. When a pending vote is identified, the Securities Operations team will forward the ballot to the appropriate Portfolio Manager or Investment Analyst for review, along with any supplemental information about the ballots provided by ISS and — if available — other research vendors to which CBRE Clarion subscribes. The Portfolio Manager or Investment Analyst determines the voting decision and communicates the vote to the Securities Operations group. If the voting decision is in contravention of the CBRE Clarion proxy voting guidelines, the Portfolio Manager or Investment Analyst’s decision must be approved by a Senior Global Portfolio Manager. Specifically, the Portfolio Manager or Investment Analyst must complete a Proxy Voting Form explaining the rationale for voting against the established guidelines. The Proxy Voting Form is reviewed by a Senior Global Portfolio Manager and the Chief Compliance Officer (or General Counsel), evidenced by signature.

Conflicts of Interest

CBRE Clarion will identify any conflicts that exist between the interests of CBRE Clarion and its clients as it relates to proxy voting. As noted in the Code of Ethics, CBRE Clarion obtains information from all employees regarding outside business activities and personal relationships with companies within the investable universe of real estate securities, such as serving as board members or executive officers of an issuer. Additionally, CBRE Clarion will consider the conflicts associated with any ballot which identifies a relationship to CBRE Global Investors or another affiliate within CBRE Group. Lastly, CBRE Clarion will consider any ballot which identifies a client of CBRE Clarion as a potential conflict of interest.

If a material conflict is identified for a particular ballot, CBRE Clarion will refer the ballot and conflict to the CBRE Clarion Risk & Control Committee for review. In such situations, CBRE Clarion will generally defer the vote either to the recommendation provided by ISS (not based on the CBRE Clarion guidelines) or to the affected client(s) so that the client may determine its voting decision.

Proxy Voting Records

Except as otherwise noted, the proxy voting process is coordinated by the Securities Operations group. Compliance is responsible for oversight of and testing of the process. As noted above, ISS provides recordkeeping services, including retaining a copy of each proxy statement received and each vote cast. This information is available to CBRE Clarion upon request.

CBRE Clarion will maintain files relating to its proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept on site. These files will include:

(1) copies of the proxy voting policies and procedures and any amendments thereto,

(2) a copy of any document CBRE Clarion created that was material to making a decision how to vote proxies or that memorializes that decision, and

(3) a copy of each written client request for information on how CBRE Clarion voted such client’s proxies and a copy of any written response to any (written or oral) client request for information on how CBRE Clarion voted its proxies.

Clients may contact the Compliance Department at (610) 995-2500 to obtain a copy of these policies and procedures (and, if desired, the firm’s proxy voting guidelines) or to request information on the voting of such client’s proxies. A written response will list, with respect to each voted proxy that the client has inquired about:

(1) the name of the issuer,

(2) the proposal voted upon, and

(3) how CBRE Clarion voted the client’s proxy.

*  *  *  *  *

ClearBridge Investments, LLC

CLEARBRIDGE INVESTMENTS1

PROXY VOTING POLICIES AND PROCEDURES

AMENDED AS OF JANUARY 7, 2013

[1]	This policy pertains to ClearBridge Investments, LLC and ClearBridge, LLC (collectively, “ClearBridge Investments” or “ClearBridge”).

CLEARBRIDGE INVESTMENTS

Proxy Voting Policies and Procedures

I. TYPES OF ACCOUNTS FOR WHICH CLEARBRIDGE VOTES PROXIES

ClearBridge votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on ClearBridge by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II. GENERAL GUIDELINES

In voting proxies, we are guided by general fiduciary principles. Our goal is to act prudently, solely in the best interest of the beneficial owners of the accounts we manage and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. We attempt to provide for the consideration of all factors that could affect the value of the investment and will vote proxies in the manner that we believe will be consistent with efforts to maximize shareholder values.

III. HOW CLEARBRIDGE VOTES

Section V of these policies and procedures sets forth certain stated positions. In the case of a proxy issue for which there is a stated position, we generally vote in accordance with the stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that we consider in voting on such issue, we consider those factors and vote on a case-by-case basis in accordance with the general principles set forth above. In the case of a proxy issue for which there is no stated position or list of factors that we consider in voting on such issue, we vote on a case-by-case basis in accordance with the general principles set forth above. We may utilize an external service provider to provide us with information and/or a recommendation with regard to proxy votes but we are not required to follow any such recommendations. The use of an external service provider does not relieve us of our responsibility for the proxy vote.

For routine matters, we usually vote according to our policy or the external service provider’s recommendation, although we are not obligated to do so and an individual portfolio manager may vote contrary to our policy or the recommendation of the external service provider. If a matter is non-routine, e.g., management’s recommendation is different than that of the external service provider and ClearBridge is a significant holder or it is a significant holding for ClearBridge, the issues will be highlighted to the appropriate investment teams and their views solicited by members of the Proxy Committee. Different investment teams may vote differently on the same issue, depending upon their assessment of clients’ best interests.

ClearBridge’s proxy voting process is overseen and coordinated by its Proxy Committee.

IV. CONFLICTS OF INTEREST

In furtherance of ClearBridge’s goal to vote proxies in the best interests of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients.

A. Procedures for Identifying Conflicts of Interest

ClearBridge relies on the following to seek to identify conflicts of interest with respect to proxy voting:

1.

ClearBridge’s employees are periodically reminded of their obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships or personal or business relationships relating to another Legg Mason business unit, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s General Counsel/Chief Compliance Officer.

2.	ClearBridge’s finance area maintains and provides to ClearBridge Compliance and proxy voting personnel an up- to-date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of ClearBridge’s net revenues.

3.	As a general matter, ClearBridge takes the position that relationships between a non-ClearBridge Legg Mason unit and an issuer (e.g., investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer because ClearBridge operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between ClearBridge and certain other Legg Mason business units. As noted above, ClearBridge employees are under an obligation to bring such conflicts of interest, including conflicts of interest which may arise because of an attempt by another Legg Mason business unit or non-ClearBridge Legg Mason officer or employee to influence proxy voting by ClearBridge to the attention of ClearBridge Compliance.

4.	A list of issuers with respect to which ClearBridge has a potential conflict of interest in voting proxies on behalf of client accounts will be maintained by ClearBridge proxy voting personnel. ClearBridge will not vote proxies relating to such issuers until it has been determined that the conflict of interest is not material or a method for resolving the conflict of interest has been agreed upon and implemented, as described in Section IV below.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

1.	ClearBridge maintains a Proxy Committee which, among other things, reviews and addresses conflicts of interest brought to its attention. The Proxy Committee is comprised of such ClearBridge personnel (and others, at ClearBridge’s request), as are designated from time to time. The current members of the Proxy Committee are set forth in the Proxy Committee’s Terms of Reference.

2.	All conflicts of interest identified pursuant to the procedures outlined in Section IV. A. must be brought to the attention of the Proxy Committee for resolution. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Committee for a conflict of interest review because ClearBridge’s position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

3.	The Proxy Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. A written record of all materiality determinations made by the Proxy Committee will be maintained.

4.	If it is determined by the Proxy Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

5.	If it is determined by the Proxy Committee that a conflict of interest is material, the Proxy Committee will determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

•	disclosing the conflict to clients and obtaining their consent before voting;

•	suggesting to clients that they engage another party to vote the proxy on their behalf;

•	in the case of a conflict of interest resulting from a particular employee’s personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

A written record of the method used to resolve a material conflict of interest shall be maintained.

C. Third Party Proxy Voting Firm — Conflicts of Interest

With respect to a third party proxy voting firm described herein, the Proxy Committee will periodically review and assess such firm’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

V. VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. There may be occasions when different investment teams vote differently on the same issue. A ClearBridge investment team (e.g., ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Proxy Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

A.	Election of Directors

1.	Voting on Director Nominees in Uncontested Elections.

a.	We withhold our vote from a director nominee who:

•	attended less than 75 percent of the company’s board and committee meetings without a valid excuse (illness, service to the nation/local government, work on behalf of the company);

•	were members of the company’s board when such board failed to act on a shareholder proposal that received approval of a majority of shares cast for the previous two consecutive years;

•	received more than 50 percent withheld votes of the shares cast at the previous board election, and the company has failed to address the issue as to why;

•

is an insider where: (1) such person serves on any of the audit, compensation or nominating committees of the company’s board, (2) the company’s board performs the functions typically performed by a company’s audit, compensation and nominating committees, or (3) the full board is less than a majority independent (unless the director nominee is also the company CEO, in which case we will vote FOR);

•	is a member of the company’s audit committee, when excessive non-audit fees were paid to the auditor, or there are chronic control issues and an absence of established effective control mechanisms.

*	Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Committee may resolve such conflict of interest by satisfying itself that ClearBridge’s proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

b.	We vote for all other director nominees.

2.	Chairman and CEO is the Same Person.

We vote on a case-by-case basis on shareholder proposals that would require the positions of the Chairman and CEO to be held by different persons. We would generally vote FOR such a proposal unless there are compelling reasons to vote against the proposal, including:

•	Designation of a lead director

•	Majority of independent directors (supermajority)

•	All independent key committees

•	Size of the company (based on market capitalization)

•	Established governance guidelines

•	Company performance

3.	Majority of Independent Directors

a.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

b.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

4.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

5.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

6.	Director and Officer Indemnification and Liability Protection

a.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

b.	We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

c.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

d.	We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director’s legal expenses would be covered.

7.	Director Qualifications

a.	We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

b.	We vote against shareholder proposals requiring two candidates per board seat.

B.	Proxy Contests

1.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (i.e.: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

2.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

C.	Auditors

1.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

2.	Financial Statements and Director and Auditor Reports

We generally vote for management proposals seeking approval of financial accounts and reports and the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors or directors.

3.	Remuneration of Auditors

We vote for proposals to authorize the board or an audit committee of the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

4.	Indemnification of Auditors

We vote against proposals to indemnify auditors.

D.	Proxy Contest Defenses

1.	Board Structure: Staggered vs. Annual Elections

a.	We vote against proposals to classify the board.

b.	We vote for proposals to repeal classified boards and to elect all directors annually.

2.	Shareholder Ability to Remove Directors

a.	We vote against proposals that provide that directors may be removed only for cause.

b.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

c.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

d.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3.	Cumulative Voting

a.	If plurality voting is in place for uncontested director elections, we vote for proposals to permit or restore cumulative voting.

b.	If majority voting is in place for uncontested director elections, we vote against cumulative voting.

c.	If plurality voting is in place for uncontested director elections, and proposals to adopt both cumulative voting and majority voting are on the same slate, we vote for majority voting and against cumulative voting.

4.	Majority Voting

We vote for non-binding and/or binding resolutions requesting that the board amend a company’s by-laws to stipulate that directors need to be elected with an affirmative majority of the votes cast, provided that it does not conflict with the state law where the company is incorporated. In addition, all resolutions need to provide for a carve-out for a plurality vote standard when there are more nominees than board seats (i.e. contested election). In addition, ClearBridge strongly encourages companies to adopt a post-election director resignation policy setting guidelines for the company to follow to promptly address situations involving holdover directors.

5.	Shareholder Ability to Call Special Meetings

a.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

b.	We vote for proposals that provide shareholders with the ability to call special meetings, taking into account a minimum ownership threshold of 10 percent (and investor ownership structure, depending on bylaws).

6.	Shareholder Ability to Act by Written Consent

a.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

b.	We vote for proposals to allow or make easier shareholder action by written consent.

7.	Shareholder Ability to Alter the Size of the Board

a.	We vote for proposals that seek to fix the size of the board.

b.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

8.	Advance Notice Proposals

We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

9.	Amendment of By-Laws

a.	We vote against proposals giving the board exclusive authority to amend the by-laws.

b.	We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

10.	Article Amendments (not otherwise covered by ClearBridge Proxy Voting Policies and Procedures).

We review on a case-by-case basis all proposals seeking amendments to the articles of association.

We vote for article amendments if:

•	shareholder rights are protected;

•	there is negligible or positive impact on shareholder value;

•	management provides adequate reasons for the amendments; and

•	the company is required to do so by law (if applicable).

E.	Tender Offer Defenses

1.	Poison Pills

a.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

b.	We vote on a case-by-case basis on shareholder proposals to redeem a company’s poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

c.	We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision — poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

2.	Fair Price Provisions

a.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

b.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

3.	Greenmail

a.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

b.	We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

4.	Unequal Voting Rights

a.	We vote against dual class exchange offers.

b.	We vote against dual class re-capitalization.

5.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

a.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

6.	Supermajority Shareholder Vote Requirement to Approve Mergers

a.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

b.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

7.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.

F.	Miscellaneous Governance Provisions

1.	Confidential Voting

a.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

b.	We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

2.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

3.	Bundled Proposals

We vote on a case-by-case basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

4.	Shareholder Advisory Committees

We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

5.	Other Business

We vote for proposals that seek to bring forth other business matters.

6.	Adjourn Meeting

We vote on a case-by-case basis on proposals that seek to adjourn a shareholder meeting in order to solicit additional votes.

7.	Lack of Information

We vote against proposals if a company fails to provide shareholders with adequate information upon which to base their voting decision.

G.	Capital Structure

1.	Common Stock Authorization

a.	We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

b.	Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

•	Company has already issued a certain percentage (i.e. greater than 50%) of the company’s allotment.

•	The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.

c.	We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

2.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

4.	Blank Check Preferred Stock

a.	We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

b.	We vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

c.	We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

d.	We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

5.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6.	Preemptive Rights

a.	We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

•	Size of the Company.

•	Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

•	Percentage of the rights offering (rule of thumb less than 5%).

b.	We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

7.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

8.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

9.	Dual-Class Stock

We vote for proposals to create a new class of nonvoting or sub voting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

10.	Issue Stock for Use with Rights Plan

We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

11.	Debt Issuance Requests

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

We vote for debt issuances for companies when the gearing level is between zero and 100 percent.

We view on a case-by-case basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent. Any proposed debt issuance is compared to industry and market standards.

12.	Financing Plans

We generally vote for the adopting of financing plans if we believe they are in the best economic interests of shareholders.

H.	Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

1.	OBRA-Related Compensation Proposals

a.	Amendments that Place a Cap on Annual Grant or Amend Administrative Features

We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

b.	Amendments to Added Performance-Based Goals

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

c.	Amendments to Increase Shares and Retain Tax Deductions Under OBRA

We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

d.	Approval of Cash or Cash-and-Stock Bonus Plans

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

2.	Expensing of Options

We vote for proposals to expense stock options on financial statements.

3.	Index Stock Options

We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer’s compensation committee is comprised solely of independent directors.

4.	Shareholder Proposals to Limit Executive and Director Pay

a.	We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder’s needs and would not put the company at a competitive disadvantage relative to its industry.

b.	We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay.

We have a policy of voting to reasonably limit the level of options and other equity-based compensation arrangements available to management to reasonably limit shareholder dilution and management compensation. For options and equity-based compensation arrangements, we vote FOR proposals or amendments that would result in the available awards being less than 10% of fully diluted outstanding shares (i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans is less than 10% of fully diluted shares). In the event the available awards exceed the 10% threshold, we would also consider the % relative to the common practice of its specific industry (e.g. technology firms). Other considerations would include, without limitation, the following:

•	Compensation committee comprised of independent outside directors

•	Maximum award limits

•	Repricing without shareholder approval prohibited

•	3-year average burn rate for company

•	Plan administrator has authority to accelerate the vesting of awards

•	Shares under the plan subject to performance criteria

5.	Golden Parachutes

a.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

b.	We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

6.	Golden Coffins

a.	We vote for shareholder proposals that request a company not to make any death benefit payments to senior executives’ estates or beneficiaries, or pay premiums in respect to any life insurance policy covering a senior executive’s life (“golden coffin”). We carve out benefits provided under a plan, policy or arrangement applicable to a broader group of employees, such as offering group universal life insurance.

b.	We vote for shareholder proposals that request shareholder approval of survivor benefits for future agreements that, following the death of a senior executive, would obligate the company to make payments or awards not earned.

7.	Anti Tax Gross-up Policy

a.	We vote for proposals that ask a company to adopt a policy whereby it will not make, or promise to make, any tax gross-up payment to its senior executives, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy; we also vote for proposals that ask management to put gross-up payments to a shareholder vote.

b.	We vote against proposals where a company will make, or promise to make, any tax gross-up payment to its senior executives without a shareholder vote, except for tax gross-ups provided pursuant to a plan, policy, or arrangement applicable to management employees of the company generally, such as relocation or expatriate tax equalization policy.

8.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

9.	Employee Stock Purchase Plans

a.	We vote for qualified plans where all of the following apply:

•	The purchase price is at least 85 percent of fair market value

•	The offering period is 27 months or less

•	The number of shares allocated to the plan is five percent or less of outstanding shares

If the above do not apply, we vote on a case-by-case basis.

b.	We vote for non-qualified plans where all of the following apply:

•	All employees of the company are eligible to participate (excluding 5 percent or more beneficial owners)

•	There are limits on employee contribution (ex: fixed dollar amount)

•	There is a company matching contribution with a maximum of 25 percent of an employee’s contribution

•	There is no discount on the stock price on purchase date (since there is a company match)

If the above do not apply, we vote against the non-qualified employee stock purchase plan.

10.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

11.	Stock Compensation Plans

a.	We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

b.	We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

12.	Directors Retirement Plans

a.	We vote against retirement plans for non-employee directors.

b.	We vote for shareholder proposals to eliminate retirement plans for non-employee directors.

13.	Management Proposals to Reprice Options

We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation

14.	Shareholder Proposals Recording Executive and Director Pay

a.	We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

b.	We vote against shareholder proposals requiring director fees be paid in stock only.

c.	We vote for shareholder proposals to put option repricing to a shareholder vote.

d.	We vote for shareholder proposals that call for a non-binding advisory vote on executive pay (“say-on-pay”). Company boards would adopt a policy giving shareholders the opportunity at each annual meeting to vote on an advisory resolution to ratify the compensation of the named executive officers set forth in the proxy statement’s summary compensation table.

e.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

f.	We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

15.	Management Proposals On Executive Compensation

a.	For non-binding advisory votes on executive officer compensation, when management and the external service provider agree, we vote for the proposal. When management and the external service provider disagree, the proposal becomes a refer item. In the case of a Refer item, the factors under consideration will include the following:

•	Company performance over the last 1-, 3- and 5-year periods on a total shareholder return basis

•	Performance metrics for short- and long-term incentive programs

•	CEO pay relative to company performance (is there a misalignment)

•	Tax gross-ups to senior executives

•	Change-in-control arrangements

•	Presence of a clawback provision, ownership guidelines, or stock holding requirements for senior executives

b.	We vote “annual” for the frequency of say-on-pay proposals rather than once every two or three years.

16.	Stock Retention / Holding Period of Equity Awards

We vote on a case-by-case basis on shareholder proposals asking companies to adopt policies requiring senior executives to retain all or a significant (>50 percent) portion of their shares acquired through equity compensation plans, either:

•	While employed and/or for one to two years following the termination of their employment; or

•	For a substantial period following the lapse of all other vesting requirements for the award, with ratable release of a portion of the shares annually during the lock-up period

The following factors will be taken into consideration:

•	Whether the company has any holding period, retention ratio, or named executive officer ownership requirements currently in place

•	Actual stock ownership of the company’s named executive officers

•	Policies aimed at mitigating risk taking by senior executives

•	Pay practices at the company that we deem problematic

I.	State/Country of Incorporation

1.	Voting on State Takeover Statutes

a.	We vote for proposals to opt out of state freeze-out provisions.

b.	We vote for proposals to opt out of state disgorgement provisions.

2.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis on proposals to change a company’s state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

3.	Control Share Acquisition Provisions

a.	We vote against proposals to amend the charter to include control share acquisition provisions.

b.	We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

c.	We vote for proposals to restore voting rights to the control shares.

d.	We vote for proposals to opt out of control share cashout statutes.

J.	Mergers and Corporate Restructuring

1.	Mergers and Acquisitions

We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc…); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

2.	Corporate Restructuring

We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

3.	Spin-offs

We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4.	Asset Sales

We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5.	Liquidations

We vote on a case-by-case basis on liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

7.	Changing Corporate Name

We vote for proposals to change the “corporate name”, unless the proposed name change bears a negative connotation.

8.	Conversion of Securities

We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

9.	Stakeholder Provisions

We vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

K.	Social and Environmental Issues

1.	In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value may be difficult to quantify. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

a.	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

b.	the percentage of sales, assets and earnings affected;

c.	the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

d.	whether the issues presented should be dealt with through government or company-specific action;

e.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

f.	whether the company’s analysis and voting recommendation to shareholders is persuasive;

g.	what other companies have done in response to the issue;

h.	whether the proposal itself is well framed and reasonable;

i.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

j.	whether the subject of the proposal is best left to the discretion of the board.

2.	Among the social and environmental issues to which we apply this analysis are the following:

a.	Energy Efficiency and Resource Utilization

b.	Environmental Impact and Climate Change

c.	Human Rights and Impact on Communities of Corporate Activities

d.	Equal Employment Opportunity and Non Discrimination

e.	ILO Standards and Child/Slave Labor

f.	Product Integrity and Marketing

g.	Sustainability Reporting

h.	Board Representation

i.	Animal Welfare

L.	Miscellaneous

1.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

2.	Political Contributions

In general, we vote on a case-by-case basis on shareholder proposals pertaining to political contributions. In determining our vote on political contribution proposals we consider, among other things, the following:

•	Does the company have a political contributions policy publicly available

•	How extensive is the disclosure on these documents

•	What oversight mechanisms the company has in place for approving/reviewing political contributions and expenditures

•	Does the company provide information on its trade association expenditures

•	Total amount of political expenditure by the company in recent history

3.	Operational Items

a.	We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

b.	We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

c.	We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

d.	We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

e.	We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

f.	We vote against proposals to approve other business when it appears as voting item.

4.	Routine Agenda Items

In some markets, shareholders are routinely asked to approve:

•	the opening of the shareholder meeting

•	that the meeting has been convened under local regulatory requirements

•	the presence of a quorum

•	the agenda for the shareholder meeting

•	the election of the chair of the meeting

•	regulatory filings

•	the allowance of questions

•	the publication of minutes

•	the closing of the shareholder meeting

We generally vote for these and similar routine management proposals.

5.	Allocation of Income and Dividends

We generally vote for management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.

6.	Stock (Scrip) Dividend Alternatives

a.	We vote for most stock (scrip) dividend proposals.

b.	We vote against proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

ClearBridge has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that ClearBridge has proxy voting authority with respect to shares of registered investment companies, ClearBridge shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. A. through L.

The voting policy guidelines set forth in Section V may be changed from time to time by ClearBridge in its sole discretion.

VI.	OTHER CONSIDERATIONS

In certain situations, ClearBridge may determine not to vote proxies on behalf of a client because ClearBridge believes that the expected benefit to the client of voting shares is outweighed by countervailing considerations. Examples of situations in which ClearBridge may determine not to vote proxies on behalf of a client include:

A. Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g. one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, ClearBridge will consider and weigh, based on the particular facts and circumstances, the expected benefit to clients of voting in relation to the detriment to clients of not being able to sell such shares during the applicable period.

B Securities on Loan

Certain clients of ClearBridge, such as an institutional client or a mutual fund for which ClearBridge acts as a sub-adviser, may engage in securities lending with respect to the securities in their accounts. ClearBridge typically does not direct or oversee such securities lending activities. To the extent feasible and practical under the circumstances, ClearBridge will request that the client recall shares that are on loan so that such shares can be voted if ClearBridge believes that the expected benefit to the client of voting such shares outweighs the detriment to the client of recalling such shares (e.g., foregone income). The ability to timely recall shares for proxy voting purposes typically is not entirely within the control of ClearBridge and requires the cooperation of the client and its other service providers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

VII. DISCLOSURE OF PROXY VOTING

ClearBridge employees may not disclose to others outside of ClearBridge (including employees of other Legg Mason business units) how ClearBridge intends to vote a proxy absent prior approval from ClearBridge’s General Counsel/Chief Compliance Officer, except that a ClearBridge investment professional may disclose to a third party (other than an employee of another Legg Mason business unit) how s/he intends to vote without obtaining prior approval from ClearBridge’s General Counsel/Chief Compliance Officer if (1) the disclosure is intended to facilitate a discussion of publicly available information by ClearBridge personnel with a representative of a company whose securities are the subject of the proxy, (2) the company’s market capitalization exceeds $1 billion and (3) ClearBridge has voting power with respect to less than 5% of the outstanding common stock of the company.

If a ClearBridge employee receives a request to disclose ClearBridge’s proxy voting intentions to, or is otherwise contacted by, another person outside of ClearBridge (including an employee of another Legg Mason business unit) in connection with an upcoming proxy voting matter, he/she should immediately notify ClearBridge’s General Counsel/Chief Compliance Officer.

If a portfolio manager wants to take a public stance with regards to a proxy, s/he must consult with ClearBridge’s General Counsel/Chief Compliance Officer before making or issuing a public statement.

VIII. RECORDKEEPING AND OVERSIGHT

ClearBridge shall maintain the following records relating to proxy voting:

•	a copy of these policies and procedures;

•	a copy of each proxy form (as voted);

•	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

•	documentation relating to the identification and resolution of conflicts of interest;

•	any documents created by ClearBridge that were material to a proxy voting decision or that memorialized the basis for that decision; and

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a copy of each written client request for information on how ClearBridge voted proxies on behalf of the client, and a copy of any written response by ClearBridge to any (written or oral) client request for information on how ClearBridge voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the ClearBridge adviser.

To the extent that ClearBridge is authorized to vote proxies for a United States Registered Investment Company, ClearBridge shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, ClearBridge may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Delaware Investments Fund Advisers

Delaware Investments Fund Advisers

Summary of Proxy Voting Policies and Procedures

(February 2015)

If and when proxies need to be voted on behalf of the Fund, Delaware Investments Fund Advisers (the “Adviser”) will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Adviser has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing the Adviser’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund. In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Fund and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Adviser will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

The Adviser has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

Dimensional Fund Advisors LP

Effective Date: July 28, 2015

CONFIDENTIAL AND PROPRIETARY

PROXY VOTING POLICIES AND PROCEDURES

DIMENSIONAL FUND ADVISORS LP

DIMENSIONAL FUND ADVISORS LTD.

DFA AUSTRALIA LIMITED

DIMENSIONAL FUND ADVISORS PTE. LTD.

DIMENSIONAL JAPAN LTD.

Introduction

Dimensional Fund Advisors LP (“Dimensional”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). Dimensional controls Dimensional Fund Advisors Ltd. (“DFAL”), DFA Australia Limited (“DFAA”), Dimensional Fund Advisors Pte. Ltd. (“DFAP”) and Dimensional Japan Ltd. (“DFAJ”) (Dimensional, DFAL, DFAA, DFAP and DFAJ are collectively referred to as the “Advisors”). DFAL and DFAA are also investment advisors registered under the Advisers Act.

The Advisors provide investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give the Advisors the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask an Advisor to provide voting advice on certain proxies without delegating full voting discretion to the Advisor. Depending on the client, the Advisors’ duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following Proxy Voting Policies and Procedures (the “Policy”) address the Advisors’ objectives for voting proxies received by the Advisors on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or ERISA or clients that are registered investment companies under the Investment Company Act of 1940 (the “40 Act”), including The DFA Investment Trust Company, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund (together, the “Dimensional Investment Companies”). The Advisors believe that this Policy is reasonably designed to meet their goal of ensuring that the Advisors endeavor to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by the Advisors at the time of the vote.

Exhibit A to this Policy includes a summary of the Advisors’ current Proxy Voting Guidelines and will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party, except with respect to certain matters which are generally described in Exhibit A. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, an Advisor will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisors reserve the right to instruct votes counter to the Guidelines if, after a review of the matter, an Advisor believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, an Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that the Advisor believes would be in the best interests of the client.

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The Advisors may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts. The Advisors will ordinarily take environmental concerns into account in voting proxies with respect to securities held by certain sustainability screened portfolios or accounts, to the extent permitted by applicable law and guidance.

The Advisors have retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom the Advisors have proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisors may obtain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines. Although the Advisors retain third-party service providers for proxy issues, the Advisors remain responsible for proxy voting decisions. ISS and other third-party proxy service providers are herein referred to as “Proxy Advisory Firms.” In this regard, the Advisors use commercially reasonable efforts to oversee the directed delegation to Proxy Advisory Firms, upon which the Advisors rely to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as the Advisors intend because of the actions or omissions of any third-party service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisors as a breach of this Policy.

Prior to the selection of any new Proxy Advisory Firms and annually thereafter or more frequently if deemed necessary by Dimensional, the Corporate Governance Committee (as defined below) will consider whether the Proxy Advisory Firm: (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisors’ clients. Such considerations may include some or all of the following: (i) periodic sampling of votes cast by the Proxy Advisory Firm to ensure that the Guidelines adopted by the Advisors are being followed, (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have capacity and competency to carry out its proxy obligations to the Advisors, (iii) a review of the Proxy Advisory Firm’s policies and procedures, with a particular focus on those relating to identifying and addressing conflicts of interest and ensuring that current and accurate information is used in creating recommendations, (iv) requesting the Proxy Advisory Firm to notify the Advisors if there is a change in the Proxy Advisory Firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g. entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken.

Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing each Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of the Advisors and has delegated to its members authority to (i) oversee the voting of proxies and the Proxy Advisory Firms, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of each Advisor to instruct the vote on proxies on behalf of the Advisors’ clients, including all authorized traders of the Advisors (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.

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Generally, the Advisors analyze proxy statements on behalf of their clients and instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, an Advisor generally will not instruct votes differently for different clients unless a client has expressly directed the Advisor to vote differently for such client’s account. In the case of separate accounts, where an Advisor has contractually agreed to follow a client’s individualized proxy voting guidelines, the Advisor will instruct such vote on the client’s proxies pursuant to the client’s guidelines.

Each Advisor seeks to vote (or refrain from voting) proxies for its clients in a manner that the Advisor determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, the Advisor may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. The Advisor may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting to the client. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisors’ belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if, based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

Generally, the Advisors do not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact the Advisors with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

International Proxy Voting

While the Advisors utilize the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. The Advisors do not intend to vote proxies of non-U.S. companies if they determine that the expected

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costs of voting outweigh any anticipated economic benefit to the client of voting.1 The Advisors intend to make their determination on whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. The Advisors periodically review voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect the Advisors’ decision of whether or not to vote. In the event an Advisor is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, the Advisor will seek to make every reasonable effort to vote such proxies.

Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, an Advisor, or an affiliated person of the Advisor may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if an Advisor is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that the Advisors receive on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not be affected by any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Dimensional Investment Company in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the respective Board of Directors/Trustees of the Dimensional Investment Company.

[1]	As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client…For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).

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Availability of Proxy Voting Information and Recordkeeping

Each Advisor will inform its clients on how to obtain information regarding the Advisor’s voting of its clients’ securities. The Advisor will provide its clients with a summary of its proxy voting guidelines, process and policies and will inform its clients of how they can obtain a copy of the complete Policy upon request. If the Advisor is registered under the Advisers Act, the Advisor will include such information described in the preceding two sentences in Part 2A of its Form ADV. The Advisor will also provide its existing clients with the above information.

Recordkeeping

The Advisors will also keep records of the following items: (i) their proxy voting guidelines, policies and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes they cast on behalf of clients, which may be maintained by a third party service provider if the service provider undertakes to provide copies of those records promptly upon request; (iv) records of written client requests for proxy voting information and the Advisors’ responses (whether a client’s request was oral or in writing); (v) any documents prepared by the Advisors that were material to making a decision how to vote, or that memorialized the basis for the decision; (vi) a record of any testing conducted on any Proxy Advisory Firm’s votes; and (vii) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to the Advisors. The Advisors will maintain these records in an easily accessible place for at least six years from the end of the fiscal year during which the last entry was made on such records. For the first two years, each Advisor will store such records at one of its principal offices.

Disclosure

Dimensional shall disclose in the statements of additional information of the Dimensional Investment Companies a summary of procedures which Dimensional uses to determine how to vote proxies relating to portfolio securities of the Dimensional Investment Companies. The disclosure will include a description of the procedures used when a vote presents a conflict of interest between shareholders and Dimensional, DFA Securities LLC (“DFAS”) or an affiliate of Dimensional or DFAS.

The semi-annual reports of the Dimensional Investment Companies shall indicate that the procedures are available: (i) by calling Dimensional collect; or (ii) on the SEC’s website. If a request for the procedures is received, the requested description must be sent within three business days by a prompt method of delivery.

Dimensional, on behalf of each Dimensional Investment Company it advises, shall file its proxy voting record with the SEC on Form N-PX no later than August 31 of each year, for the twelve-month period ending June 30 of the current year. Such filings shall contain all information required to be disclosed on Form N-PX.

EXHIBIT A

PROXY VOTING GUIDELINES

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after July 28, 2015

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. Except as otherwise provided herein or in the Policy, if the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or it’s designee’s) determination considering the principle of preserving shareholder value. Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same or inconsistent, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay, or election of directors of companies that have a poison pill as the Corporate Governance Committee (or its designees) determines, considering the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors:

Voting on Director Nominees in Uncontested Elections

Generally vote for director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;

•	A supermajority vote requirement;

•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

•	The inability of shareholders to call special meetings;

•	The inability of shareholders to act by written consent;

•	A dual-class capital structure; and/or

•	A non-shareholder-approved poison pill.

Poison Pills3:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;

[1]	In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
[3]	The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

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The date of the pill‘s adoption relative to the date of the next meeting of shareholders – i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or

1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12.	The company maintains significant problematic pay practices;

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.	Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company’s bylaws or charter without shareholder approval in a manner that materially diminishes shareholders’ rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board’s rationale for adopting the bylaw/charter amendment without shareholder ratification;

•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;

•	The level of impairment of shareholders’ rights caused by the board’s unilateral amendment to the bylaws/charter;

•	The board’s track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;

•	The company’s ownership structure;

•	The company’s existing governance provisions;

•	Whether the amendment was made prior to or in connection with the company’s initial public offering;

•	The timing of the board’s amendment to the bylaws/charter in connection with a significant business development;

•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.18.	Material failures of governance, stewardship, risk oversight[4], or fiduciary responsibilities at the company;

1.19.	Failure to replace management as appropriate; or

1.20.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness

Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;

•	Rationale provided in the proxy statement for the level of implementation;

•	The subject matter of the proposal;

•	The level of support for and opposition to the resolution in past meetings;

•	Actions taken by the board in response to the majority vote and its engagement with shareholders;

•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

•	Other factors as appropriate.

2.2.	The board failed to act on takeover offers where the majority of shares are tendered;

2.3.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or Vote

2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;

•	The company’s ownership structure and vote results;

•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and

•	The previous year’s support level on the company’s say-on-pay proposal.

[4]	Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

3.	Composition

Attendance at Board and Committee Meetings:

3.1.	Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

•	Medical issues/illness;

•	Family emergencies; and

•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.	If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

3.3.	Sit on more than six public company boards[6]; or

3.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards[7].

4.	Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

[5]	For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.
[6]	Dimensional may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
[7]	Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Proxy Access8

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and

•	Proposal-specific factors, including:

•	The ownership thresholds proposed in the resolution (i.e., percentage and duration);

•	The maximum proportion of directors that shareholders may nominate each year; and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections9

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Nominee qualifications and any compensatory arrangements;

•	Strategic plan of dissident slate and quality of critique against management; and

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

Shareholder Rights & Defenses10

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)11

Bylaw provisions impacting shareholders’ ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

[8]	Dimensional will vote against binding proposals where the shareholder proponent(s) hold less than a 5% ownership interest in the company for companies included in the S&P 500 Index, or less than a 7.5% ownership interest in the company for all other companies. Where these ownership thresholds have been met by the shareholder proponent(s), Dimensional will vote in accordance with the recommendation of ISS.
[9]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[10]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[11]	The Advisor may vote AGAINST or WITHHOLD from an individual director if the director has adopted a fee-shifting bylaw provision without a shareholder vote.

Vote case-by-case on bylaws which impact shareholders’ litigation rights, taking into account factors such as:

•	The company’s stated rationale for adopting such a provision;

•	Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

•	The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

•

Governance features such as shareholders’ ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders’ litigation rights will be evaluated under ISS’ policy on Unilateral Bylaw/Charter Amendments.

Poison Pills—Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills—Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	The consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[12] right for shareholders to call special meetings at a 10 percent threshold;

•	A majority vote standard in uncontested director elections;

•	No non-shareholder-approved pill; and

•	An annually elected board.

CAPITAL/RESTRUCTURING13

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

[12]	“Unfettered” means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.
[13]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes of the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

•

The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:

•	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or

•	The new class of shares will be transitory;

•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	The Current Request:

•	Disclosure in the proxy statement of the specific purposes for the proposed increase;

•	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and

•	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION14

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

[14]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)16

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:

•	There is a significant misalignment between CEO pay and company performance (pay for performance);

•	The company maintains significant problematic pay practices;

•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

•	The situation is egregious.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E indices, this analysis considers the following:

1.	Peer Group[16] Alignment:

•	The degree of alignment between the company’s annualized TSR rank and the CEO’s annualized total pay rank within a peer group, each measured over a three-year period.

•	The multiple of the CEO’s total pay relative to the peer group median.

[16]	The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company’s selected peers’ GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company’s.

2.	Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;

•	The overall ratio of performance-based compensation;

•	The completeness of disclosure and rigor of performance goals;

•	The company’s peer group benchmarking practices;

•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

•	Realizable pay[17] compared to grant pay; and

•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

•	New or extended agreements that provide for:

•	CIC payments exceeding 3 times base salary and average/target/most recent bonus;

•	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

•	CIC payments with excise tax gross-ups (including “modified” gross-ups).

[17]	ISS research reports will include realizable pay for S&P1500 companies.

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;

•	A single or common performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Compensation Committee Communications and Responsiveness

Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:

•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

•	Specific actions taken to address the issues that contributed to the low level of support;

•	Other recent compensation actions taken by the company;

•	Whether the issues raised are recurring or isolated;

•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (“Say When on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;

•	Single-trigger acceleration of unvested equity awards;

•	Excessive cash severance (>3x base salary and bonus);

•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

•

Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company’s advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans18

Vote case-by-case on certain equity-based compensation plans19 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “equity plan scorecard” (EPSC) approach with three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and

•	SVT based only on new shares requested plus shares remaining for future grants.

[18]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[19]	Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

Plan Features:

•	Automatic single-triggered award vesting upon a change in control (CIC);

•	Discretionary vesting authority;

•	Liberal share recycling on various award types;

•	Lack of minimum vesting period for grants made under the plan.

Grant Practices:

•	The company’s three year burn rate relative to its industry/market cap peers;

•	Vesting requirements in most recent CEO equity grants (3-year look-back);

•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

•	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;

•	Whether the company maintains a claw-back policy;

•	Whether the company has established post exercise/vesting share-holding requirements.

Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders’ interests, or if any of the following egregious factors apply:

•	Awards may vest in connection with a liberal change-of-control definition;

•

The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it—for NYSE and Nasdaq listed companies—or by not prohibiting it when the company has a history of repricing—for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or

•	Any other plan features are determined to have a significant negative impact on shareholder interests.

Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS U.S. Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES20

Effective for Meetings on or after July 28, 2015

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis and Ownership Matters in addition to Institutional Shareholder Services, Inc. (“ISS”) and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted. The Advisor may purchase research from Ownership Matters with respect to the proxies of certain large Australian Companies.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. Except as otherwise provided herein or in the Policy, if If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value. . Irrespective of whether the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Corporate Governance Committee (or its designees) will vote on proxies relating to mergers and acquisitions, say-on-pay or election of directors of companies that have a poison pill as the Committee (or its designees) determines, considering the principle of preserving shareholder value.

1. General Policies

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

[20]	This is a summary of the majority of International Markets, however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.21

ISS Classification of Directors - International Policy

  Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

  Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

[21]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative[1] of a current or former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

•	9 years (from the date of election) in the United Kingdom and Ireland;

•	12 years in European markets;

•	7 years in Russia.

  Independent NED

•	Not classified as non-independent by ISS (see above);

•	No material[4] connection, either directly or indirectly, to the company other than a board seat.

  Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

  Footnotes:

[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections22

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.[23]

Discharge of Board and Management

Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

[22]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
[23]	The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE24

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

[24]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and

•	Duration does not exceed 18 months.

ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION25

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

[25]	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis..

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS International Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

•	Whether the proposal’s request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;

•	The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

•

If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•

If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. However, ISS will generally apply its US policies to the extent possible at issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers, will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS’ International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS’ International Proxy Voting Guidelines.

Foreign private issuers (“FPIs”) are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

Eaton Vance Management

EATON VANCE MANAGEMENT

BOSTON MANAGEMENT AND RESEARCH

EATON VANCE INVESTMENT COUNSEL

EATON VANCE TRUST COMPANY

EATON VANCE MANAGEMENT (INTERNATIONAL) LIMITED

PROXY VOTING POLICIES AND PROCEDURES

I.	Introduction

Eaton Vance Management, Boston Management and Research, Eaton Vance Investment Counsel, Eaton Vance Management (International) Limited and Eaton Vance Trust Company (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and, to the extent applicable, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II.	Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser has established guidelines (“Guidelines”) as described below and generally will utilize such Guidelines in voting proxies on behalf of its clients. The Guidelines are largely based on those developed by the Agent (defined below) but also reflect input from the Global Proxy Group (defined below) and other Adviser investment professionals and are believed to be consistent with the views of the Adviser on the various types of proxy proposals. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders. The Guidelines provide a framework for analysis and decision making but do not address all potential issues.

Except as noted below, each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with the Guidelines in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Where applicable, proxies will be voted in accordance with client-specific guidelines or, in the case of an Eaton Vance Fund that is sub-advised, pursuant to the sub-adviser’s proxy voting policies and procedures. Although an Adviser retains the services of the Agent for research and voting recommendations, the Adviser remains responsible for proxy voting decisions.

III.	Roles and Responsibilities

A.	Proxy Administrator

The Proxy Administrator coordinates the consideration of proxies referred back to the Adviser by the Agent, and otherwise administers these Procedures. In the Proxy Administrator’s absence, another employee of the Adviser may perform the Proxy Administrator’s responsibilities as deemed appropriate by the Global Proxy Group.

B.	Agent

The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. Each Adviser shall instruct the custodian for its clients to deliver proxy ballots and related materials to the Agent. The Agent shall vote and/or refer all proxies in accordance with the Guidelines. The Agent shall retain a record of all proxy votes handled by the Agent. With respect to each Eaton Vance Fund memorialized therein, such record must reflect all of the information required to be disclosed in the Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, to the extent applicable. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified. The Advisers are responsible for the ongoing oversight of the Agent as contemplated by SEC Staff Legal Bulletin No. 20 (June 30, 2014). Such oversight currently may include one or more of the following:

•	periodic review of Agent’s proxy voting platform and reporting capabilities (including recordkeeping);

•	periodic review of a sample of ballots for accuracy and correct application of the Guidelines;

•	periodic meetings with Agent’s client services team;

•	periodic in-person and/or web-based due diligence meetings;

•	receipt and review of annual certifications received from the Agent; and/or

•	annual review of due diligence materials provided by the Agent, including review of procedures and practices regarding potential conflicts of interests.

C.	Global Proxy Group

The Adviser shall establish a Global Proxy Group which is responsible for establishing the Guidelines (described below) and reviewing such Guidelines at least annually. The Global Proxy Group shall also review recommendations to vote proxies in a manner that is contrary to the Guidelines and when the proxy relates to a conflicted company of the Adviser or the Agent as described below.

The members of the Global Proxy Group shall include the Chief Equity Investment Officer of Eaton Vance Management (“EVM”) and selected members of the Equity Departments of EVM and Eaton Vance Management (International) Limited (“EVMI”). The Proxy Administrator is not a voting member of the Global Proxy Group. Members of the Global Proxy Group may be changed from time to time at the Advisers’ discretion. Matters that require the approval of the Global Proxy Group may be acted upon by its member(s) available to consider the matter.

IV.	Proxy Voting

A.	The Guidelines

The Global Proxy Group shall establish recommendations for the manner in which proxy proposals shall be voted (the “Guidelines”). The Guidelines shall identify when ballots for specific types of proxy proposals shall be voted1 or referred to the Adviser. The Guidelines shall address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and other proposals affecting shareholder rights. In determining the Guidelines, the Global Proxy Group considers the recommendations of the Agent as well as input from the Advisers’ portfolio managers and analysts and/or other internally developed or third party research.

The Global Proxy Group shall review the Guidelines at least annually and, in connection with proxies to be voted on behalf of the Eaton Vance Funds, the Adviser will submit amendments to the Guidelines to the Fund Boards each year for approval.

With respect to the types of proxy proposals listed below, the Guidelines will generally provide as follows:

1.	Proposals Regarding Mergers and Corporate Restructurings/Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

2.	Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

3.	Proposals Regarding Proxy Contests

The Agent shall be directed to refer contested proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator.

4.	Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

Interpretation and application of the Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer or the Adviser may be or become subject. The Guidelines generally relate to the types of proposals that are most frequently presented in proxy statements to shareholders. In certain circumstances, an Adviser may determine to vote contrary to the Guidelines subject to the voting procedures set forth below.

[1]	The Guidelines will prescribe how a proposal shall be voted or provide factors to be considered on a case-by-case basis by the Agent in recommending a vote pursuant to the Guidelines.

B.	Voting Procedures

Except as noted in Section V below, the Proxy Administrator shall instruct the Agent to vote proxies as follows:

1.	Vote in Accordance with Guidelines

If the Guidelines prescribe the manner in which the proxy is to be voted, the Agent shall vote in accordance with the Guidelines, which for certain types of proposals, are recommendations of the Agent made on a case-by-case basis.

2.	Seek Guidance for a Referred Item or a Proposal for which there is No Guideline

If (i) the Guidelines state that the proxy shall be referred to the Adviser to determine the manner in which it should be voted or (ii) a proxy is received for a proposal for which there is no Guideline, the Proxy Administrator shall consult with the analyst(s) covering the company subject to the proxy proposal and shall instruct the Agent to vote in accordance with the determination of the analyst. The Proxy Administrator will maintain a record of all proxy proposals that are referred by the Agent, as well as all applicable recommendations, analysis and research received and the resolution of the matter. Where more than one analyst covers a particular company and the recommendations of such analysts for voting a proposal subject to this Section IV.B.2 conflict, the Global Proxy Group shall review such recommendations and any other available information related to the proposal and determine the manner in which it should be voted, which may result in different recommendations for clients (including Funds).

3.	Votes Contrary to the Guidelines or Where Agent is Conflicted

In the event an analyst with respect to companies within his or her coverage area may recommend a vote contrary to the Guidelines, the Proxy Administrator will provide the Global Proxy Group with the Agent’s recommendation for the proposal along with any other relevant materials, including a description of the basis for the analyst’s recommendation via email and the Proxy Administrator will then instruct the Agent to vote the proxy in the manner determined by the Global Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast on behalf of the Eaton Vance Funds contrary to the Guidelines, and shall do so quarterly. A similar process will be followed if the Agent has a conflict of interest with respect to a proxy as described in Section VI.B.

4.	Do Not Cast a Vote

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast. In addition, the Advisers may determine not to vote (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant (e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence); (ii) if the cost of voting a proxy outweighs the benefits (e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security); or (iii) in markets in which shareholders’ rights are limited, and the Adviser is unable to timely access ballots or other proxy information. Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

C.	Securities on Loan

When a fund client participates in the lending of its securities and the securities are on loan at the record date for a shareholder meeting, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the Adviser will make reasonable efforts to terminate the loan in time to be able to cast such vote or exercise such consent. The Adviser shall instruct the fund’s security lending agent to refrain from lending the full position of any security held by a fund to ensure that the Adviser receives notice of proxy proposals impacting the loaned security.

V.	Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

•	A copy of the Advisers’ proxy voting policies and procedures;

•	Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;

•	A record of each vote cast;

•	A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and

•	Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

Notwithstanding anything contained in this Section V, Eaton Vance Trust Company shall maintain records relating to the proxies it votes on behalf of its clients in accordance with laws and regulations applicable to it and its activities. In addition, EVMI shall maintain records relating to the proxies it votes on behalf of its clients in accordance with UK law.

VI.	Assessment of Agent and Identification and Resolution of Conflicts with Clients

A.	Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

B.	Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

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Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.

•	A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.

•

The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Global Proxy Group.

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If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Global Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.

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If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines, the Global Proxy Group will then determine if a material conflict of interest exists between the relevant Adviser and its clients (in consultation with the Legal and Compliance Department if needed). If the Global Proxy Group determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:

•	The client, in the case of an individual, corporate, institutional or benefit plan client;

•

In the case of a Fund, its board of directors, any committee, subcommittee or group of Independent Trustees (as long as such committee, sub-committee or group contains at least two or more Independent Trustees); or

•	The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Global Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Global Proxy Group.

Adopted June 6, 2003 As

Revised January 20, 2005 As

Revised August 8, 2005 As

Revised February 1, 2006 As

Revised August 10, 2009 As

Revised March 14, 2014 As

revised April 17, 2015 As

revised August 10, 2015 As

revised October 26, 2015

FIAM LLC

FIAM Proxy Voting Guidelines

January 2016

I.	General Principles

A.	Voting of shares will be conducted in a manner consistent with the best interests of clients as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other FIAM or Fidelity companies’ relationship, business or otherwise, with that portfolio company. In evaluating proposals, FIAM considers information from a number of sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms, and uses all this information as an input within the larger mix of information to which the Guidelines are applied.

B.	FMR Investment Proxy Research votes proxies on behalf of FIAM’s clients. Execution of FIAM Proxy Votes is delegated to FMR Investment Proxy Research. Like other Fidelity employees, FMR Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of FIAM’s clients, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, FMR Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity’s corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity and/or FIAM employee is acting solely on the best interests of FIAM, Fidelity and their customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of FIAM and its customers.

C.	Except as set forth herein, FIAM will generally vote in favor of routine management proposals.

D.	Non-routine proposals will generally be voted in accordance with the Guidelines.

E.	Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate analyst or portfolio manager, as applicable, subject to review by an attorney within FMR’s General Counsel’s office, FMR’s Head of Fiduciary Oversight and Board Support, and a member of senior management within FMR Investment Proxy Research.

F.	FIAM will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal’s likelihood to enhance the long-term economic returns or profitability of the portfolio company or to maximize long-term shareholder value. Where information is not readily available to analyze the long-term economic impact of the proposal, FIAM will generally abstain.

G.	Many FIAM accounts invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FIAM will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H.	In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a client, FIAM will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FIAM will generally not vote proxies in order to safeguard fund holdings information.

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I.	Where a management-sponsored proposal is inconsistent with the Guidelines, FIAM may receive a company’s commitment to modify the proposal or its practice to conform to the Guidelines, and FIAM will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FIAM will generally withhold authority for the election of directors at the next election.

II.	Definitions (as used in this document)

A.	Anti-Takeover Provision - includes fair price amendments; classified boards; “blank check” preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B.	Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C.	Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D.	Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E.	Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

F.	Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

G.	Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

H.	Micro-Capitalization Company - a company with market capitalization under US $300 million.

I.	Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III.	Directors

A.	Election of Directors

FIAM will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FIAM will also generally withhold authority for the election of all directors or directors on responsible committees if:

1.	An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FIAM will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a.	The Poison Pill includes a Sunset Provision of less than five years;

b.	The Poison Pill includes a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill;

c.	The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

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d.	Shareholder approval is required to reinstate the Poison Pill upon expiration.

FIAM will also consider not withholding authority on the election of directors when:

e.	FIAM determines that the Poison Pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value; or

f.	One or more of the conditions a. through d. above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FIAM will withhold authority on the election of directors.

2.	The company refuses, upon request by FIAM, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4.	Within the last year and without shareholder approval, a company’s board of directors or compensation committee has adopted or extended a Golden Parachute.

5.	The company has not adequately addressed concerns communicated by FIAM in the process of discussing executive compensation.

6.	To gain FIAM’ support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

7.	The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company’s prior fiscal year, absent extenuating circumstances.

8.	The board is not composed of a majority of independent directors.

B.	Contested Director Election

FIAM believes that strong management creates long-term shareholder value and we generally support management of companies in which the funds’ assets are invested. FIAM will vote on a case-by-case basis in contested director elections, taking into account factors such as management’s track record and strategic plan for enhancing shareholder value; the long-term performance of the target company compared to its industry peers; the qualifications of the shareholder’s and management’s nominees; and other factors. Ultimately, FIAM will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long term.

C.	Indemnification

FIAM will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FIAM is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

D.	Independent Chairperson

FIAM will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FIAM will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

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E.	Majority Director Elections

FIAM will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FIAM may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

F.	Proxy Access

FIAM will generally vote against management and shareholder proposals to adopt proxy access.

IV.	Compensation

A.	Executive Compensation

1.	Advisory votes on executive compensation

a.	FIAM will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account:

(i)	The actions taken by the board or compensation committee in the previous year, including whether the company repriced or exchanged outstanding stock options without shareholder approval; adopted or extended a Golden Parachute without shareholder approval; or adequately addressed concerns communicated by FIAM in the process of discussing executive compensation;

(ii)	The alignment of executive compensation and company performance relative to peers; and

(iii)	The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

b.	FIAM will generally vote against proposals to ratify Golden Parachutes.

2.	Frequency of advisory vote on executive compensation

FIAM will generally support annual advisory votes on executive compensation.

B.	Equity award plans (including stock options, restricted stock awards, and other stock awards).

FIAM will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1.	(a) The company’s average three year burn rate is greater than 1.5 % for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FIAM to conclude that the burn rate is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

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3.	The plan includes an Evergreen Provision.

4.	The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C.	Equity Exchanges and Repricing

FIAM will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3.	The company’s relative performance compared to other companies within the relevant industry or industries;

4.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D.	Employee Stock Purchase Plans

FIAM will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock’s fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, FIAM may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

E.	Employee Stock Ownership Plans (ESOPs)

FIAM will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FIAM may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FIAM may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FIAM will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F.	Bonus Plans and Tax Deductibility Proposals

FIAM will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V.	Anti-Takeover Provisions

FIAM will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A.	The Poison Pill either:

1.	includes the following features:

a.	A Sunset Provision of no greater than five years;

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b.	Linked to a business strategy that is expected to result in greater value for the shareholders;

c.	Requires shareholder approval to be reinstated upon expiration or if amended;

d.	Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the Poison Pill; and

e.	Allows Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities; or

2.	Has been narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

B.	It is an Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C.	It is a fair price amendment that considers a two-year price history or less.

FIAM will generally vote in favor of a proposal to eliminate an Anti-Takeover Provision unless:

D.	In the case of shareholder proposals regarding shareholders’ right to call special meetings, FIAM generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

E.	In the case of proposals regarding shareholders’ right to act by written consent, FIAM will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

F.	In the case of proposals regarding supermajority provisions, FIAM may vote to support such a provision when FIAM determines that it may protect minority shareholder interests due to the presence of a substantial or dominant shareholder.

VI.	Capital Structure / Incorporation

A.	Increases in Common Stock

FIAM will generally vote against a provision to increase a company’s common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B.	Reverse Stock Splits

FIAM will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C.	Multi-Class Share Structures

FIAM will generally vote in favor of proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and will generally vote against proposals to introduce or increase classes of stock with differential voting rights. However, FIAM will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

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D.	Cumulative Voting Rights

FIAM will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E.	Acquisition or Business Combination Statutes

FIAM will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F.	Incorporation or Reincorporation in Another State or Country

FIAM will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company’s current and proposed governing documents. FIAM will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII.	Shares of Investment Companies

A.	If applicable, when a FIAM account invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FIAM will vote in the same proportion as all other voting shareholders of such underlying fund or class (“echo voting”). FIAM may choose not to vote if “echo voting” is not operationally feasible.

B.	Certain FIAM accounts may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate. FIAM will generally vote in favor of proposals recommended by the underlying funds’ Board of Trustees.

VIII.	Other

A.	Voting Process

FIAM will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no client or group of clients has acquired control of such organization.

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Franklin Advisers, Inc.

FRANKLIN ADVISERS, INC.

PROXY VOTING POLICIES & PROCEDURES

An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter “Investment Manager”) has delegated its administrative duties with respect to voting proxies for equity securities to the Proxy Group within Franklin Templeton Companies, LLC (the “Proxy Group”), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted.

The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the best interests of, separate account clients, Investment Manager-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à. r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Manager or (ii) the documents otherwise expressly prohibit the Investment Manager from voting proxies. The Investment Manager recognizes that the exercise of voting rights on securities held by ERISA plans for which the Investment Manager has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. The Investment Manager will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager’s views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.

The Investment Manager has adopted and implemented proxy voting policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with its fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Manager’s Proxy Voting Policies and Procedures are substantially similar to those of its affiliated investment managers.

HOW INVESTMENT MANAGER VOTES PROXIES

Fiduciary Considerations

All proxies received by the Proxy Group will be voted based upon Investment Manager’s instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third party corporate governance research service that provides in-depth analyses of

*	Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

shareholder meeting agendas and vote recommendations. In addition, the Investment Manager subscribes to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, Investment Manager subscribes to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, Investment Manager has a supplemental subscription to Egan Jones Proxy Services (“Egan Jones”), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan Jones, or another independent third party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from a Proxy Service or any third party to be determinative of Investment Manager’s ultimate decision. Rather, Investment Manager exercises its independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:

1.	The issuer is a client[1] of Investment Manager or its affiliates;

2.	The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;[2]

3.	The issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[3]

4.	The issuer is a significant executing broker dealer;[4]

5.	An Access Person[5] of Investment Manager or its affiliates also serves as a director or officer of the issuer;

6.	A director or trustee of Franklin Resources, Inc. or any of its subsidiaries or of a Franklin Templeton investment product, or an immediate family member[6] of such director or trustee, also serves as an officer or director of the issuer; or

[1]	For purposes of this section, a “client” does not include underlying investors in a collective investment trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a “client.”
[2]	The top 50 vendors will be considered to present a potential conflict of interest.
[3]	The top 40 distributors (based on aggregate gross sales) will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.
[4]	The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions) will be considered to present a potential conflict of interest.
[5]	“Access Person” shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.
[6]	The term “immediate family member” means a person’s spouse; child residing in the person’s household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).

7.	The issuer is Franklin Resources, Inc. or any of its proprietary investment products that are offered to the public as a direct investment.

Nonetheless, even though a potential conflict of interest may exist: (1) the Investment Manager may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Manager; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified between the Investment Manager or one of its affiliates and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Manager’s recommendation regarding the vote for approval.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U. S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Manager and affiliated Investment Managers in accordance with the instructions of one or more of the Advisory Clients.

The Investment Manager may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Manager may consider various factors in deciding whether to vote such proxies, including Investment Manager’s long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Manager also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Where a material conflict of interest has been identified, but the items on which the Investment Manager’s vote recommendations differ from a Proxy Service relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.

To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, (“1940 Act”), the rules thereunder, or pursuant to a U.S. Securities and Exchange Commission (“SEC”) exemptive order thereunder; (2) when a Franklin Templeton registered investment company invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the fund’s governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares.

Weight Given Management Recommendations

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager’s managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, Investment Manager’s research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from Investment Manager’s research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that the Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

GENERAL PROXY VOTING GUIDELINES

Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances on a case-by-case basis. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the best interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.

INVESTMENT MANAGER’S PROXY VOTING POLICIES AND PRINCIPLES

Investment Manager’s proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager’s organization, including portfolio management, legal counsel, and Investment Manager’s officers. The Board of Directors of Franklin Templeton’s U.S.-registered investment companies will approve the proxy voting policies and procedures annually.

The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Investment Manager will review this issue on a case-by-case basis taking into consideration other factors including the company’s corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the Investment Manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents.

Ratification of Auditors: Investment Manager will closely scrutinize the independence, role, and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence attributable to the auditors. The Investment Manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

Management & Director Compensation: A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose “golden parachutes” that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Investment Manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-Takeover Mechanisms and Related Issues: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients’ interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” Investment Manager usually supports “fair price” provisions and confidential voting. The Investment Manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to Capital Structure: Investment Manager realizes that a company’s financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and Social Issues: The Investment Manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes Investment Manager’s approach to consideration of environmental, social and governance issues within Investment Manager’s processes and ownership practices.

In Investment Manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, Investment Manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, Investment Manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues. Investment Manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

The Investment Manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if Investment Manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance Matters: Investment Manager generally supports the right of shareholders to call special meetings and act by written consent. However, Investment Manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. The Investment Manager will consider on a case-by-case basis any well-drafted and reasonable proposals for proxy access considering such factors as the size of the company, ownership thresholds and holding periods, responsiveness of management, intentions of the shareholder proponent, company performance, and shareholder base.

Global Corporate Governance: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager’s proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, Investment Manager’s analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC and Canadian Securities Administrators (“CSA”) rules and regulations. In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager may be unable to vote a proxy, or may chose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if Investment Manager votes a proxy or where Investment Manager is prohibited from voting by applicable law or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) the Investment Manager held shares on the record date but has sold them prior to the meeting date; (vi) a proxy voting service is not offered by the custodian in the market; (vii) the Investment Manager believes it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (viii) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some foreign jurisdictions, even if Investment Manager uses reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which Investment Manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of Investment Manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Manager’s votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Investment Manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by Investment Manager or its affiliates, determine to use its best efforts to recall any security on loan where Investment Manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. Investment Managers will not generally make such efforts on behalf of other Advisory Clients, or notify such Advisory Clients or their custodians that Investment Manager or its affiliates has learned of such a vote.

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton Investment Manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of an open-ended collective investment scheme formed as a Société d’investissement à capital variable (SICAV)), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if “Other Business” is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item as no information has been provided prior to the meeting in order to make an informed decision. Investment Manager may also enter a “withhold” vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.

If several issues are bundled together in a single voting item, the Investment Manager will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager’s proxy policy:

1.	The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority in writing to the Investment Manager. The Proxy Group will periodically review and update this list. If the agreement with an Advisory Client permits the Advisory Client to provide instructions to the Investment Manager regarding how to vote the client’s shares, the Investment Manager will make a best-efforts attempt to vote per the Advisory Client’s instructions.

2.	All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded promptly by the Proxy Group in a database to maintain control over such materials.

3.	The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from a Proxy Service, or other information. The Proxy Group will then forward this information to the appropriate research analyst for review and voting instructions.

4.	In determining how to vote, Investment Manager’s analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations of a Proxy Service.

5.	The Proxy Group is responsible for maintaining the documentation that supports Investment Manager’s voting decision. Such documentation may include, but is not limited to, any information provided by a Proxy Service and, with respect to an issuer that presents a potential conflict of interest, any board or audit committee memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel; however, the relevant research analyst may, but is not required to, maintain additional documentation that was used or created as part of the analysis to reach a voting decision, such as certain financial statements of an issuer, press releases, or notes from discussions with an issuer’s management.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Proxy Group will make every effort to submit Investment Manager’s vote on all proxies to ISS by the cut-off date. However, in certain foreign jurisdictions or instances where the Proxy Group did not receive sufficient notice of the meeting, the Proxy Group will use its best efforts to send the voting instructions to ISS in time for the vote to be processed.

8.	With respect to proprietary products, the Proxy Group will file Powers of Attorney in all jurisdictions that require such documentation on a best efforts basis. On occasion, the Investment Manager may wish to attend and vote at a shareholder meeting in person. In such cases, the Proxy Group will use its best efforts to facilitate the attendance of the designated Franklin Templeton employee by coordinating with the relevant custodian bank.

9.	The Proxy Group prepares reports for each Advisory Client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the Advisory Client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the Advisory Client, retains a copy in the Proxy Group’s files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by an Advisory Client.

10.	If the Franklin Templeton Services, LLC Global Trade Services learns of a vote on a potentially material event that may affect a security on loan from a proprietary registered investment company, Global Trade Services will notify Investment Manager. If the Investment Manager decides that the vote is material and it would be in the best interests of shareholders to recall the security, the Investment Manager will advise Global Trade Services to contact the custodian bank in an effort to retrieve the security. If so requested by Investment Manager, Global Trade Services shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for proprietary registered investment companies with respect to such loaned securities. However, there can be no guarantee that the securities can be retrieved for such purposes. Global Trade Services will advise the Proxy Group of all recalled securities. Many Advisory Clients have entered into securities lending arrangements with agent lenders to generate additional revenue. Under normal circumstances, the Investment Manager will not make efforts to recall any security on loan for voting purposes on behalf of other Advisory Clients, or notify such clients or their custodians that the Investment Manager or its affiliates have learned of such a vote.

11.	The Proxy Group participates in Franklin Templeton Investment’s Business Continuity and Disaster Preparedness programs. The Proxy Group will conduct disaster recovery testing on a periodic basis in an effort to ensure continued operations of the Proxy Group in the event of a disaster. Should the Proxy Group not be fully operational, then the Proxy Group will instruct ISS to vote all meetings immediately due per the recommendations of the appropriate third-party proxy voting service provider.

12.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to proprietary registered investment companies, disclose that each fund’s proxy voting record is available on the Franklin Templeton web site, and will make available the information disclosed in each fund’s Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.

13.	The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the proprietary registered investment companies is made in such clients’ disclosure documents.

14.	The Proxy Group is subject to periodic review by Internal Audit, compliance groups, and external auditors.

15.	The Investment Manager will review the guidelines of each Proxy Service, with special emphasis on the factors they use with respect to proxy voting recommendations.

16.	The Proxy Group will update the proxy voting policies and procedures as necessary for review and approval by legal, compliance, investment officers, and/or other relevant staff.

17.	The Proxy Group will familiarize itself with the procedures of ISS that govern the transmission of proxy voting information from the Proxy Group to ISS and periodically review how well this process is functioning. The Proxy Group, in conjunction with the compliance department, will conduct periodic due diligence reviews of each Proxy Service via on-site visits or by written questionnaires. As part of the periodic due diligence process, the Investment Manager assesses the adequacy and quality of each Proxy Service’s staffing and personnel to ensure each Proxy Service has the capacity and competency to adequately analyze proxy issues and the ability to make proxy voting recommendations based on material accurate information. In the event the Investment Manager discovers an error in the research or voting recommendations provided by a Proxy Service, it will take reasonable steps to investigate the error and seek to determine whether the Proxy Service is taking reasonable steps to reduce similar errors in the future. In addition, the Investment Manager assesses the robustness of Proxy Service’s policies regarding (1) ensuring proxy voting recommendations are based on current and accurate information, and (2) identifying and addressing any conflicts of interest. To the extent enhanced disclosure of conflicts is required of Proxy Services, the Proxy Group will seek to ensure that each Proxy Service complies with such disclosure obligations and review the conflicts disclosed. The Investment Manager also considers the independence of each Proxy Service on an on-going basis.

18.	The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.

19.	At least annually, the Proxy Group will verify that:

a.	A sampling of proxies received by Franklin Templeton Investments has been voted in a manner consistent with the Proxy Voting Policies and Procedures;

b.	A sampling of proxies received by Franklin Templeton Investments has been voted in accordance with the instructions of the Investment Manager;

c.	Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted in markets where such disclosures are required by law or regulation; and

d.	Timely filings were made with applicable regulators, as required by law or regulation, related to proxy voting.

The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, each written client request for proxy voting policies/records and the Investment Manager’s written response to any client request for such records, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this recordkeeping function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. The Investment Manager does not disclose to third parties (other than ISS) the proxy voting records of its Advisory Clients, except to the extent such disclosure is required by applicable law or regulation or court order. Advisory Clients may review Investment Manager’s proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. proprietary registered investment companies, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For proprietary Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review the web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such investment company voting records with the SEC.

As of January 5, 2015

Frontier Capital Management Company, LLC

FRONTIER CAPITAL MANAGEMENT COMPANY, LLC

PROXY VOTING STATEMENT AND GUIDELINES

As an investment adviser and fiduciary of client assets, Frontier utilizes proxy voting policies and procedures intended to pursue its clients’ best interest by protecting the value of clients’ investments. Frontier recognizes that proxies have an economic value. In voting proxies, we seek to both maximize the long-term value of our clients’ assets and to cast votes that we believe to be fair and in the best interest of the affected client(s). Proxies are considered client assets and are managed with the same care, skill and diligence as all other client assets. These written proxy policies and procedures are designed to reasonably ensure that Frontier votes proxies in the best interest of clients for whom Frontier has voting authority.

Arrangements with Outside Firms

Frontier has contracted with a third party vendor (the “proxy vendor”) to provide vote recommendations according to a set of pre-determined proxy voting policy guidelines. Frontier has also contracted with the proxy vendor to act as agent for the proxy voting process and to maintain records on proxy voting for our clients. The vendor has represented to Frontier that it uses its best efforts to ensure that its proxy voting recommendations are in accordance with these policies as well as relevant requirements of the ERISA and the U.S. Department of Labor’s interpretations thereof.

There may be occasional circumstances in which Frontier exercises its voting discretion. Frontier’s action in these cases is described in the Conflicts of Interest section of these policies and procedures.

Proxy Voting Committee

Frontier has a Proxy Voting Committee that is responsible for deciding what is in the best interest of clients when determining how proxies are voted. The Committee meets at least annually to review and re-approve the vendor’s proxy voting policies as well as Frontier’s own policies if it determines that they continue to be reasonably designed to be in the best interest of Frontier’s clients. Any changes to the vendor’s voting guidelines must be reviewed, approved and adopted by the Committee before they will become effective for Frontier.

Account Set-Up

Except where the contract is silent, each client will designate in its investment management contract whether it would like to retain proxy voting authority or delegate that authority to Frontier. If a client contract is silent on whether the client delegates proxy voting authority to Frontier, Frontier will be implied to have proxy voting authority.

Account Update

On a periodic basis, the agent for the proxy voting process will provide Frontier with a list of Frontier clients for which the agent is voting. This is designed to ensure that the agent is voting for all clients for whom Frontier retains voting authority. In that regard, Frontier will conduct a periodic reconciliation between its and the agent’s records.

Conflicts of Interest

As noted, Frontier has adopted the proxy vendor’s proxy voting guidelines. The adoption of these proxy voting guidelines provides pre-determined policies for voting proxies and is thus designed to remove conflicts of interest. Examples of such conflicts are when we vote a proxy solicited by an issuer who is a client of ours or with whom we have another business or personal relationship that may affect how we vote on the issuer’s proxy. The intent of this policy is to remove any discretion that Frontier may have to interpret how to vote proxies in cases where Frontier has a material conflict of interest or the appearance of a material conflict of interest.

Although under normal circumstances Frontier is not expected to exercise its voting discretion or to override the vendor, the Proxy Voting Committee will monitor any situation where Frontier wishes to exercise its discretion. In these situations, the Proxy Voting Committee, or an employee delegated by the Committee, will consider whether Frontier has a material conflict of interest. If the Committee determines that a material conflict exists, Frontier will vote the proxy using either of the following two methods: (a) we will follow the recommendations of the proxy vendor; or (b) we will not take into consideration the relationship that gave rise to the conflict and will vote the proxy in the best interest of our clients. If the Committee determines that a material conflict does not exist, then we may vote the proxy in our discretion. Frontier’s General Counsel must approve any decision made on such a vote prior to the vote being cast.

Oversight

Proxy Vendor

On a periodic basis, Frontier will verify with the proxy vendor that it has provided Frontier with any changes in proxy voting guidelines.

Proxy Agent

On a periodic basis, Frontier will verify with the proxy agent that it has voted proxies for accounts for which Frontier delegated voting to the proxy agent.

Votes Cast Other than According to the Proxy Vendor’s Pre-Determined Policies

Frontier’s CCO, who is also the General Counsel will periodically confirm that all documentation regarding any decisions to vote other than according to the proxy vendor’s pre-determined policies are accurate and complete.

Client Disclosure

Clients may obtain information about how Frontier voted proxies for securities held in their account(s) by contacting Frontier at (617) 261-0777.

Upon a client’s request, the proxy agent will provide Frontier with the following information:

1.	The name of the issuer of the portfolio security

2.	The ticker symbol of the security

3.	The CUSIP of the security

4.	The shareholder meeting date

5.	A description of the matter voted on

6.	Whether the matter was proposed by the issuer or by a security holder

7.	Whether the account voted on the matter

8.	How each proxy proposal was voted (e.g., for or against the proposal, abstain; for or withhold authority regarding election of directors)

9.	Whether the vote that was cast was for or against management’s recommendation

Recordkeeping

Frontier will maintain in an easily accessible place for a period of six years, the first two years in an appropriate Frontier office, the following documents (except documents maintained on Frontier’s behalf by the proxy agent as specifically noted below):

1.	Frontier’s proxy voting policies and procedures and the proxy voting guidelines.

2.	Proxy statements received regarding client securities. Frontier may satisfy this requirement by relying on the proxy agent, on Frontier’s behalf, to retain a copy of each proxy statement.

3.	Records of votes cast on behalf of its clients. Frontier may satisfy this requirement by relying on the proxy agent to retain, on Frontier’s behalf, a record of the vote cast.

4.	A copy of any document created by Frontier personnel that was material to making a decision on how to vote proxies on behalf of a client or that memorialized the basis for that decision.

5.	A copy of each written client request for information on how Frontier voted proxies on behalf of the client, and a copy of any written response by Frontier to any written or oral client request for information on how Frontier voted proxies on behalf of the requesting client.

Goldman Sachs Asset Management, L.P.

GSAM Global Proxy Voting Policy, Procedures and Guidelines

2014 Edition

April 2014

Part I: Policy and Procedures

A. Objective	650
B. Guiding Principles	650
C. Implementation and the Proxy Voting Process	650
D. Conflicts of Interest	653

Part II: Proxy Voting Guidelines

Summary

A. U.S. Proxy Items	653
Guidelines

B. Non-U.S. Proxy Items	665
Guidelines

Goldman Sachs Asset Management

(“GSAM”*)

POLICY ON PROXY VOTING FOR INVESTMENT ADVISORY CLIENTS

A. Objective

GSAM has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary and contractual obligations.

B. Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in GSAM’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

GSAM periodically reviews this Policy, including our use of the GSAM Guidelines (as defined below), to ensure it continues to be consistent with our guiding principles.

C. Implementation and the Proxy Voting Process

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by GSAM portfolio management (the “GSAM Guidelines”). The GSAM Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the GSAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the GSAM Guidelines is attached as Part II.

*	For purposes of this Policy, “GSAM” refers, collectively, to the following legal entities:

Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Goldman Sachs Hedge Fund Strategies LLC; GS Investment Strategies, LLC; GSAM Stable Value, LLC; Goldman Sachs (Singapore) Pte.; Goldman Sachs (Asia) L.L.C.; Goldman Sachs Asset Management Korea Co., Ltd.; Goldman Sachs Asset Management Co. Ltd.; Beijing Gao Hua Securities Company Limited; Goldman Sachs (China) L.L.C.; Goldman Sachs (India) Securities Private Limited; Goldman Sachs Asset Management (India) Private Limited; Goldman Sachs Representacoes Ltda.; Goldman Sachs Asset Management Brasil LTDA; GS Investment Strategies Canada Inc.; Goldman Sachs Management (Ireland) Ltd.; Goldman Sachs Asset Management Company Private Limited; Goldman Sachs Asset Management Australia Pty Ltd.; Goldman Sachs Australia Managed Funds Limited; Goldman Sachs Trustee Company (India) Private Limited; Goldman Sachs Global Advisory Products LLC

The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio management teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.

Implementation by GSAM Portfolio Management Teams

General Overview

GSAM seeks to fulfill its proxy voting obligations through the implementation of this Policy and the oversight and maintenance of the GSAM Guidelines. In this connection, GSAM has retained a third-party proxy voting service (“Proxy Service”)1 to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Among its responsibilities, the Proxy Service prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the GSAM Guidelines to the particular proxy issues. GSAM retains the responsibility for proxy voting decisions.

GSAM’s portfolio management teams (each, a “Portfolio Management Team”) generally cast proxy votes consistently with the GSAM Guidelines and the Recommendations. Each Portfolio Management Team, however, may on certain proxy votes seek approval to diverge from the GSAM Guidelines or a Recommendation by following an “override” process. The override process requires: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to senior management of GSAM and/or other appropriate GSAM personnel; (iv) an attestation that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.

A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the GSAM Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek an override for that particular vote for that particular company.

Fundamental Equity and GS Investment Strategies Portfolio Management Teams

The Fundamental Equity and GS Investment Strategies Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. On a case-by-case basis, and subject to the approval process described above, each Fundamental Equity Portfolio Management Team and the GS Investment Strategies Portfolio Management Team may vote differently than the GSAM Guidelines or a particular Recommendation. In forming their views on particular matters, these Portfolio Management Teams may consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the GSAM Guidelines and Recommendations.
Quantitative Investment Strategies Portfolio Management Teams

The Quantitative Investment Strategies Portfolio Management Teams have decided to follow the GSAM Guidelines and Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as their participation in the creation of the GSAM Guidelines and their evaluation of the Proxy Service’s process of preparing Recommendations. The Quantitative Investment Strategies Portfolio Management Teams may from time to time, however, review and individually assess any specific shareholder vote.

Potential Limitations on GSAM’s Ability to Vote Proxies

In certain circumstances, such as if a security is on loan through a securities lending program or held by a prime broker, the Portfolio Management Teams may not be able to participate in certain proxy votes unless the

[1]	The third-party proxy voting service currently retained by GSAM is Institutional Shareholder Services.

shares of the particular issuer are recalled in time to cast a vote. A determination of whether to seek a recall will be based on whether the applicable Portfolio Management Team determines that the benefit of voting outweighs the costs, lost revenue, and/or other detriments of retrieving the securities, recognizing that the handling of such recall requests is beyond GSAM’s control and may not be satisfied in time for GSAM to vote the shares in question.

From time to time, GSAM may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts which can affect GSAM’s ability to vote such proxies, as well as the desirability of voting such proxies. As a result, GSAM, from time to time, may determine that it is not desirable to vote proxies in certain circumstances. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that GSAM can hold for clients and the nature of GSAM’s voting in such securities. GSAM’s ability to vote proxies may also be affected by, among other things: (i) meeting notices received too late; (ii) requirements to vote proxies in person; (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

GSAM clients who have delegated voting responsibility to GSAM with respect to their account may from time to time contact their client representative if they would like to direct GSAM to vote in a particular manner for a particular solicitation. GSAM will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, GSAM’s ability to implement such voting instruction will be dependent on operational matters such as the timing of the request.

Use of a Proxy Service

As discussed above, GSAM utilizes a Proxy Service to assist in the implementation and administration of GSAM’s proxy voting function. The Proxy Service assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services. In addition, the Proxy Service produces Recommendations as previously discussed under this Policy and provides assistance in the development and maintenance of the GSAM Guidelines. GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

GSAM may hire other service providers to replace or supplement the Proxy Service with respect to any of the services GSAM currently receives from the Proxy Service. In addition, individual Portfolio Management Teams may supplement the information and analyses the Proxy Service provides from other sources.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue. Such Portfolio Management Teams may also adopt policies related to the fixed income or private investments they make that supplement this Policy.

Alternative Investment and Manager Selection (“AIMS”) and Externally Managed Strategies

Where GSAM places client assets with managers outside of GSAM, which function occurs primarily within GSAM’s AIMS business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. AIMS may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent AIMS portfolio managers assume proxy voting responsibility with respect to publicly-traded equity securities they will follow the GSAM Guidelines and Recommendations as discussed above unless an override is requested. Any other voting decision will be conducted in accordance with AIMS’ policies governing voting decisions with respect to non-publicly traded equity securities held by their clients.

D. Conflicts of Interest

Pursuant to this Policy, GSAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include the use of the GSAM Guidelines and Recommendations and the override process described above in instances when a Portfolio Management Team is interested in voting in a manner that diverges from the GSAM Guidelines and/or a Recommendation.

Part II

GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	US proxy items:

1.	Operational Items	page 4
2.	Board of Directors	page 5
3.	Executive Compensation	page 7
4.	Proxy Contests and Access	page 10
5.	Shareholder Rights and Defenses	page 10
6.	Mergers and Corporate Restructurings	page 11
7.	State of Incorporation	page 11
8.	Capital Structure	page 12
9.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 12

B.	Non-U.S. proxy items:

1.	Operational Items	page 14
2.	Board of Directors	page 15
3.	Compensation	page 17
4.	Board Structure	page 18
5.	Capital Structure	page 18
6.	Mergers and Corporate Restructurings & Other	page 20

7.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 21

U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1.	Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive (generally over 50% or more of the audit fees).

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2.	Board of Directors

The Board of Directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities. When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:

•	Inside Director

•	Employee of the company or one of its affiliates

•	Among the five most highly paid individuals (excluding interim CEO)

•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 Current interim CEO

•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director

•	Board attestation that an outside director is not independent

•	Former CEO or other executive of the company within the last 3 years

•	Former CEO or other executive of an acquired company within the past three years

•	Independent Outside Director

•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•	Sit on more than six public operating and/or holding company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) in the case of operating and/or holding companies when:

•	The Inside Director or Affiliated Outside Director serves on the Audit, Compensation, or Nominating Committees (vote against Affiliated Outside Directors only for nominating committee);

•

The company lacks an Audit or Compensation Committee so that the full board functions as such committees and Insider Directors are participating in voting on matters that independent committees should be voting on;

•

The full board is less than majority independent (in this case withhold from Affiliated Outside Directors); at controlled companies, GSAM will first vote against the election of an Inside Director, other than the CEO or chairperson or second, against a nominee that is affiliated with the controlling shareholder or third, vote against a nominee affiliated with the company for any other reason.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member(s).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (generally over 50% or more of the audit fees);

•	The company receives an adverse opinion on the company’s financial statements from its auditor and there is not clear evidence that the situation has been remedied; or

•

There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as fraud, misapplication of GAAP and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•

The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent “key” committees (audit, compensation and nominating committees); or

•	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting in the case of operating and holding companies unless:

•

The company has adopted (i) majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats and (ii) a director resignation policy to address failed elections.

3.	Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote:

•	AGAINST Management Say on Pay (MSOP) Proposals; or

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment.

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, vote AGAINST/WITHHOLD from compensation committee members.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Reasons to vote AGAINST the equity plan could include the following factors:

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;

•	The plan is a vehicle for poor pay practices; or

•

There is more than one problematic feature of the plan, which could include one of the following calculations materially exceeding industry group metrics (i) the company’s three year burn rate or (ii) Shareholder Value Transfer (SVT).

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST shareholder or management proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general more than one factor will need to be present in order to warrant a vote AGAINST.

Pay-for-Performance Disconnect:

•

GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

Additional Factors Considered Include:

•	Boards responsiveness if company received 70% or less shareholder support in the previous year’s MSOP vote;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	Egregious employment contracts;

•	Excessive perquisites or excessive severance and/or change in control provisions;

•	Repricing or replacing of underwater stock options without prior shareholder approval;

•	Excessive pledging or hedging of stock by executives;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts;

•	Extraordinary relocation benefits;

•	Internal pay disparity;

•	Lack of transparent disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives; and

•	Long-term equity-based compensation is 100% time-based.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;

•	Limits on employee contributions;

•	Company matching contributions; and

•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing;

•	If it is a value-for-value exchange;

•	If surrendered stock options are added back to the plan reserve;

•	Option vesting;

•	Term of the option—the term should remain the same as that of the replaced option;

•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy requests retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place and the terms/provisions of awards already granted.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change-in-control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4.	Proxy Contests and Access

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors of operating and holding companies in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Likelihood that the Board will be productive as a result;

•	Stock ownership positions.

Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for proxy access.

GSAM may support proxy access as an important right for shareholders of operating and holding companies and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (GSAM will not support if the ownership threshold is less than 3%);

•	The maximum proportion of directors that shareholders may nominate each year (GSAM will not support if the proportion of directors is greater than 25%);

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations; and

•	The governance of the company in question.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5.	Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

In the case of operating and holding companies, generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

In the case of operating and holding companies, generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

In the case of operating and holding companies, vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

6.	Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7.	State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

•	Whether the company has the following good governance features:

•	Majority independent board;

•	Independent key committees;

•	An annually elected board;

•	A majority vote standard in uncontested director elections;

•	The absence of a poison pill, unless the pill was approved by shareholder; and/or

•	Separate Chairman CEO role or, if combined, an independent chairman with clearly delineated duties.

8.	Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:

•	Past Board performance;

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return;

•	The board’s governance structure and practices;

•	The current request;

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable increase, which examines the company’s need for shares and total shareholder returns; and

•	Risks to shareholders of not approving the request.

9.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues, GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include, among others, reports asking for details on 1) employee labor and safety policies; 2) impact on the environment of the company’s oil sands or fracturing operations; 3) water-related risks or 4) societal impact of products manufactured.

When evaluating social and environmental shareholder proposals the following factors are generally considered:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies in the relevant industry have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change.

•

The following factors will be considered: The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on proposals that call for the adoption of Greenhouse Gas (“GHG”) reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association or lobbying spending.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report or implementation of a policy on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Non-U.S. Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1.	Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the re-election of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•

The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2.	Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards. or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the Board

•	Overboarded directors

•	Composition of committees

•	Director independence

•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

•

Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3.	Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4.	Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	2/3 independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

5.	Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6.	Mergers and Corporate Restructuring & Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or not benefit.

7.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Please refer to page 9 for our current approach to these important topics.

Harris Associates L.P.

Harris Associates L.P.

PROXY VOTING POLICIES, GUIDELINES, AND PROCEDURES

I. PROXY VOTING POLICY

Harris Associates L.P. (“Harris”, “the Firm” or “we”) believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients’ investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Voting Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris’ position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues. We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Voting Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Voting Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Voting Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Voting Committee will consider the proposal’s expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company’s management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment. Accordingly, on most issues, our votes are cast in accordance with management’s recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management’s position on a particular issue is not in the best interests of our clients, we will vote contrary to management’s recommendation.

II. VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

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1.	Harris will normally vote in favor of the slate of directors recommended by the issuer’s board provided that a majority of the directors would be independent.

2.	Harris will normally vote in favor of proposals to require a majority of directors to be independent.

3.	Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

4.	Harris will normally vote in favor of proposals regarding director indemnification arrangements.

5.	Harris will normally vote against proposals advocating classified or staggered boards of directors.

6.	Harris will normally vote in favor of cumulative voting for directors.

7.	Harris will normally vote in favor of proposals requiring a majority vote for directors.

8.	Harris will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

1.	Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

2.	Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

3.	Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

1.	Harris will normally vote against such plans where total potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

2.	Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

3.	Harris will normally vote in favor of proposals to require expensing of options.

4.	Harris will normally vote against proposals to permit repricing of underwater options.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

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Harris Associates L.P.

5.	Harris will normally vote against shareholder proposals that seek to limit directors’ compensation to common stock.

6.	Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

Corporate Structure and Shareholder Rights

Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

1.	Harris will normally vote in favor of proposals to authorize the repurchase of shares.

2.	Harris will normally vote against proposals creating or expanding supermajority voting rights.

3.	Harris will normally vote against the adoption of poison pill plans.

4.	Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

5.	Harris will normally vote against proposals to authorize different classes of stock with different voting rights.

6.	Harris will normally vote against proposals to increase authorized shares with preemptive rights if the increase is greater than 100% of currently issued shares.

7.	Harris will normally vote for proposals to increase authorized shares with preemptive rights if the increase is less than 100% of currently issued shares.

8.	Harris will normally vote against proposals to increase authorized shares without preemptive rights if the increase is greater than 20% of currently issued shares.

9.	Harris will normally vote for proposals to increase authorized shares without preemptive rights if the increase is less than 20% of currently issued shares.

Routine Corporate Matters

Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters. However, to the extent that the voting recommendation of Institutional Shareholder Services (“ISS”) opposes the issuer’s management on the routine matter, the proposal will be submitted to the Proxy Voting Committee for determination.

Social Responsibility Issues

Harris believes that matters related to a company’s day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company’s board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

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Harris Associates L.P.

Certain Other Issues

Harris may also maintain Supplemental Proxy Voting Guidelines to address certain proposals that are not as enduring as those listed above, but yet may be presented repeatedly by issuers during a given proxy season. For example, companies in a particular industry or country may be affected by a change in the law that requires them to submit a one-time proxy proposal during the proxy season. The Proxy Voting Committee will determine which proposals will be included on the list of Supplemental Proxy Voting Guidelines, and will update the list as needed. The Proxy Voting Committee will provide the list to research analysts and the Proxy Administrator.

III. VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for and disclosures to shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate. On occasion, the proxy statements of foreign issuers may lack disclosure or transparency with respect to a significant element(s) for consideration (e.g., names of directors, targets for incentive plans, etc.), which may be a sufficient basis for voting contrary to the foregoing guidelines. If an analyst decides to vote contrary to guidelines solely due to the lack of disclosure or transparency, then the matter need not be submitted to the Proxy Voting Committee for approval. The basis for such a decision to vote contrary to a guideline pursuant to the aforementioned reason(s) shall be appropriately documented.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

IV. CONFLICTS OF INTEREST

The Proxy Voting Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Voting Committee. In addition, if any member of the Proxy Voting Committee has a conflict of interest, he or she will recuse himself or herself from any consideration of the matter, and an alternate member of the committee will act in his or her place.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

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Harris is committed to resolving any such conflicts in its clients’ collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. However, if we believe that voting in accordance with a Guideline is not in the best interest of our clients under the particular facts and circumstances presented, or if the proposal is not addressed by the Guidelines, then we will vote in accordance with the guidance of ISS. If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, then the Proxy Voting Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris’ General Counsel, Chief Compliance Officer (“CCO”) and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

V. VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Proxy Voting Committee. The Proxy Voting Committee (the “Committee”) is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. At least annually, the Committee will review the adequacy of these policies, guidelines and procedures to help ensure they are implemented effectively and reasonably designed so that proxies are voted in the best interest of Harris’ clients. The review will be documented in the minutes of the Committee’s meetings.

The Committee consists of three investment professionals: one domestic portfolio manager, one domestic research analyst, and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and confirmed in writing by Harris’ President. The Committee also has two alternate members (one domestic analyst and one international analyst) either of who may serve in the absence of a regular member of the Committee.

Proxy Administrator. The Proxy Administrator is an employee of Harris reporting to the Manager of Account Services and is responsible for ensuring that all votes are placed with the proxy voting service provider and that all necessary records, as appropriate, are maintained reflecting such voting.

Proxy Voting Service Provider. Harris has engaged ISS, an independent proxy voting service provider, to assist in voting proxies. ISS provides the Firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

In order to remain confident that ISS continues to have the capacity and competency to adequately analyze proxy issues, the Proxy Administrator will annually obtain from ISS its SSAE 16, or similar attestation report, and current Form ADV and forward them for review to the Manager of Account Services. In addition, the Proxy Administrator shall periodically review ISS’ disclosures regarding its conflict of interests and forward any conflict that relates to issuers whose proxies Harris is currently reviewing to the CCO for review.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

5

Harris Associates L.P.

To the extent the Manager of Account Services or the CCO determine that a control deficiency, conflict of interest or other disclosure matter may materially impact the capacity or competency of ISS, he/she shall promptly report such determination to the Committee for review and further action, if any.

In the event an analyst, during the course of the analyst’s review of ISS’ proxy recommendation, uncovers a material factual error that causes the analyst to question ISS’ process for developing its recommendation, the analyst shall report the error to the Manager of Account Services. The Manager of Account Services, or his/her designee, will review the error and contact ISS to seek to reduce similar errors in the future. For purposes of this section, a material factual error means an error of fact that the analyst believes that if corrected would cause ISS to change its recommendation.

Voting Decisions. As described in the Proxy Voting Policy above, the Firm has established proxy voting guidelines, including supplemental proxy voting guidelines, on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Voting Committee. The Proxy Administrator, or designated back-up, is responsible for alerting the Firm’s research analyst who follows the company about the proxy proposals. If the analyst believes the proxy should be voted in accordance with the Guidelines, he or she will vote the proposal accordingly and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the Guidelines, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote, if any, to the Proxy Voting Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote. If a proposal is not explicitly addressed by the Guidelines but the analyst agrees with the voting recommendation of ISS regarding that proposal, he or she will vote the proxy in accordance with such recommendation and indicate his or her initials in the appropriate location of the electronic ballot and submit the vote for further processing by the Proxy Administrator. If a proposal is not explicitly addressed by the Guidelines and the analyst believes the proxy should be voted contrary to the ISS recommendation, he or she will submit the proposal, along with his or her recommended vote and ISS’s recommended vote to the Proxy Voting Committee, which reviews the proposal and the analyst’s recommendation and makes a voting decision by majority vote. If neither the Guidelines nor ISS address the proxy proposal, the analyst will submit the proposal and his or her recommended vote to the Proxy Voting Committee, which makes a voting decision by majority vote. That Proxy Voting Committee decision is reflected in the electronic ballot.

In the case where securities that are not on the Firm’s Approved Lists of domestic, international or small cap securities are held in managed accounts, the Proxy Administrator, or designated back-up, will vote all shares in accordance with the Firm’s guidelines or, if the guidelines do not address the particular issue, in accordance with the guidance of ISS.

In the case of a conflict of interest, the Proxy Administrator will vote in accordance with the procedures set forth in the Conflicts of Interest provisions described above.

Voting Ballots. For shares held in The Oakmark Funds and other client accounts, the IT Department sends a daily holdings file to ISS detailing the holdings in the Funds and other client accounts. ISS is responsible for reconciling this information with the information it receives from the custodians and escalating any discrepancies to the attention of the Proxy Administrator. The Proxy Administrator works with ISS and custodians to resolve any discrepancies to ensure that all shares entitled to vote are voted.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

6

Harris Associates L.P.

Recordkeeping and Reporting. Much of Harris’ recordkeeping and reporting is maintained electronically on ISS’s systems. In the event that records are not held electronically within ISS’s system, Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client’s account. In addition, annually, Harris will file with the U.S. Securities and Exchange Commission and make available on the Oakmark Funds’ website the voting record for the Oakmark Funds for the previous one-year period ended June 30th.

Compliance Testing. The Compliance Department will conduct testing of these procedures periodically, based upon the outcome of the annual Compliance Risk Assessment Methodology for this area.

Approved by the Proxy Voting Committee on February 20, 2013

Amended 3/8/13, 2/26/15

7

HARRIS ASSOCIATES L.P.

SUPPLEMENTAL PROXY VOTING GUIDELINES

Effective May 2014

1.	Harris will normally vote in accordance with the recommendations of Institutional Shareholder Services (“ISS”) with respect to the election of directors for Japanese companies.

2.	Harris will normally vote in favor of proposals for an annual shareholder advisory vote on executive compensation.

3.	Harris will normally vote against proposals that mandate an independent board chairman.[1]

4.	Harris will normally vote against proposals that prohibit the automatic vesting of equity awards upon a change of control.

5.	Harris will normally vote in favor of the election of non-independent directors who serve on audit, compensation and nominating committees in cases where the director is deemed non-independent solely because of his or her tenure as a director or status as an employee or shareholder representative where such representatives are required by law to serve on such committees.[2]

[1]	Harris has an existing guideline that states that we will normally vote in favor of proposals requiring the separation of the Chairman and Chief Executive Officer positions. This supplemental guideline is not intended to change the existing guideline, but recognizes that a Chairman may be separate but not deemed independent (for example, a former executive of the company).

[2]	Harris has an existing guideline that states that we will normally vote against the election of non-independent directors who serve on audit, compensation and nominating committees. We do not have a specific guideline that defines “independence”, and ISS defines independence differently depending on the market. For example, for many international markets (primarily in Europe), ISS considers a director to be non-independent after 12 years of service on a board. Additionally, a number of countries mandate by law that shareholder and employee representatives sit on the board and on special committees, and ISS deems these representatives to be non-independent. We believe that, in most cases, it is in the best interests of shareholders to have such individuals serve on these committees and that they should not be deemed non-independent under Harris’ guideline solely for these reasons.

Invesco Advisers, Inc.

I.1. PROXY POLICIES AND PROCEDURES – INVESCO ADVISERS

Applicable to	All Advisory Clients, including the Invesco Funds
Risk Addressed by Policy	Breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client’s best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last ☒ Reviewed ☐ Revised by Compliance for Accuracy	October 6, 2015
Policy/Procedure Owner	US Compliance, Invesco US Proxy Advisory Committee, and Legal
Policy Approver	Invesco Advisers, Inc., Invesco Funds Board
Approved/Adopted Date	October 20-21, 2015

The following policies and procedures apply to all institutional and retail funds and accounts that have explicitly authorized Invesco Advisers, Inc. to vote proxies associated with securities held on their behalf (collectively, “Clients”).

A. GUIDING PRINCIPLES

Public companies hold meetings for shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and the selection of auditors, are addressed and, where applicable, voted on by shareholders. Proxy voting gives shareholders the opportunity to vote on issues that impact a company’s operations and policies without attending the meetings.

Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its Clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with Clients’ best interests, which Invesco interprets to mean Clients’ best economic interests, and Invesco’s established proxy voting policies and procedures.

The primary aim of Invesco’s proxy policies is to encourage a culture of performance among the companies in which Invesco invests on behalf of Clients, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is, in itself, unlikely to maximize shareholder value.

The proxy voting process at Invesco, which is driven by investment professionals, focuses on the following

•

maximizing long-term value for Clients and protecting Clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders;

•

reflecting Invesco’s belief that environmental, social and corporate governance proposals can influence long-term shareholder value and should be voted in a manner where such long-term shareholder value is maximized; and

•	addressing potential conflicts of interest that may arise from time to time in the proxy voting process.

B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES

Proxy Administration – In General

Guided by its philosophy that proxy voting is an asset that is to be managed by each investment team, consistent with that team’s view as to the best economic interest of Clients, Invesco has created the Invesco US Proxy Advisory Committee (“IUPAC”). The IUPAC is an investments-driven committee comprised of representatives from each investment management team and Invesco’s Head of Proxy Administration. IUPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the IUPAC representative for each investment team, in consultation with his or her team, is responsible for voting proxies for the securities the team manages. In addition to IUPAC, the Invesco mutual fund board of trustees provides oversight of the proxy process through quarterly reporting and an annual in-person presentation by the Head of Proxy Administration. IUPAC and Invesco’s proxy administration team, compliance and legal teams regularly communicate and review Invesco’s proxy policies and procedures to ensure that they remain consistent with Clients’ best interests, regulatory requirements, governance trends and industry best practices.

Use of Third Party Proxy Advisory Services

Representatives of the IUPAC have direct access to third party proxy advisory analyses and recommendations (currently provided by Glass Lewis (“GL”) and Institutional Shareholder Services, Inc. (“ISS”)), among other research tools, and use the information gleaned from those sources to make independent voting decisions.

Invesco’s proxy administration team performs extensive initial and ongoing due diligence on the proxy advisory firms that it engages. When deemed appropriate, representatives from the firms are asked to deliver updates directly to the mutual fund board of trustees. IUPAC conducts semi-annual, in-person policy roundtables with key heads of research from ISS and GL to ensure transparency, dialogue and engagement with the firms. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies. Invesco’s proxy administration team also reviews the annual SSAE 16 reports for, and the periodic proxy guideline updates published by, each proxy advisory firm to ensure that their guidelines remain consistent with Invesco’s policies and procedures. Furthermore, each proxy advisory firm completes an annual due diligence questionnaire submitted by Invesco, and Invesco conducts on-site due diligence at each firm, in part to discuss their responses to the questionnaire.

If Invesco becomes aware of any material inaccuracies in the information provided by ISS or GL, Invesco’s proxy administration team will investigate the matter to determine the cause, evaluate the adequacy of the proxy advisory firm’s control structure and assess the efficacy of the measures instituted to prevent further errors.

ISS and GL provide updates to previously issued proxy reports when necessary to incorporate newly available information or to correct factual errors. ISS also has a Feedback Review Board, which provides a mechanism for stakeholders to communicate with ISS about issues related to proxy voting and policy formulation, research, and the accuracy of data contained in ISS reports.

Proxy Voting Platform and Administration

Invesco maintains a proprietary global proxy administration platform, supported by the Head of Proxy Administration and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions such as share blocking and issuer/shareholder engagement. Invesco believes that managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.

The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters (including reporting by business unit, issuer or issue) that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, is stored in order to build institutional knowledge over time across the Invesco complex with respect to individual companies and proxy issues. Investment professionals also use the platform to access third-party proxy research.

C. Proxy Voting Guidelines (the “Guidelines”)

The following guidelines describe Invesco’s general positions with regard to various common proxy issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each investment team retains ultimate discretion to vote proxies in the manner they deem to be the most appropriate, consistent with the proxy voting principles and philosophy discussed above. Individual proxy votes therefore will differ from these guidelines from time to time.

I. Corporate Governance

Management teams of companies are accountable to the boards of directors and directors of publicly held companies are accountable to shareholders. Invesco endeavors to vote the proxies of companies in a manner that will reinforce the notion of a board’s accountability. Consequently, Invesco generally votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board.

The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

Elections of directors

In uncontested director elections for companies that do not have a controlling shareholder, Invesco generally votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the audit, compensation and governance or nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis.

Director performance

Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions, such as so-called “clawback” provisions.

Auditors and Audit Committee members

Invesco believes a company’s audit committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning audit committee. When electing directors who are members of a company’s audit committee, or when ratifying a company’s auditors, Invesco considers the past performance of the committee and holds its members accountable for the quality of the company’s financial statements and reports.

Majority standard in director elections

The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and generally votes in favor of proposals to elect directors by a majority vote.

Staggered Boards/Annual Election of Directors

Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

Supermajority voting requirements

Unless required by law in the state of incorporation, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.

Responsiveness of Directors

Invesco generally withholds votes for directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

Cumulative voting

The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

Proxy access

Invesco generally supports shareholders’ nominations of directors in the proxy statement and ballot because it increases the accountability of the board to shareholders. Invesco will generally consider the proposed minimum period of ownership (e.g., three years), minimum ownership percentage (e.g., three percent), limitations on a proponent’s ability to aggregate holdings with other shareholders and the maximum percentage of directors who can be nominated when determining how to vote on proxy access proposals.

Shareholder access

On business matters with potential financial consequences, Invesco generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance. Furthermore, Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted.

Exclusive Forum

Invesco generally supports proposals that would designate a specific jurisdiction in company bylaws as the exclusive venue for certain types of shareholder lawsuits in order to reduce costs arising out of multijurisdictional litigation.

II. Compensation and Incentives

Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the Client’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

Executive compensation

Invesco evaluates executive compensation plans within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. Invesco views the election of independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco generally supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

Equity-based compensation plans

Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability automatically to replenish shares without shareholder approval.

Employee stock-purchase plans

Invesco generally supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

Severance agreements

Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, Invesco generally opposes proposals requiring such agreements to be ratified by shareholders in advance of their adoption. Given the vast differences that may occur in these agreements, some severance agreements are evaluated on an individual basis.

III. Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the Client’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations and the votes for these types of corporate actions are generally determined on a case-by-case basis.

V. Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they potentially create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco generally votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Environmental, Social and Corporate Responsibility Issues

Invesco believes that a company’s response to environmental, social and corporate responsibility issues and the risks attendant to them can have a significant effect on its long-term shareholder value. Invesco recognizes that to manage a corporation effectively, directors and management must consider not only the interest of shareholders, but also the interests of employees, customers, suppliers and creditors, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco will evaluate such proposals on a case-by-case basis and will vote proposals relating to these issues in a manner intended to maximize long-term shareholder value.

VII. Routine Business Matters

Routine business matters rarely have the potential to have a material effect on the economic prospects of Clients’ holdings, so Invesco generally supports a board’s discretion on these items. However, Invesco generally votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco generally votes against proposals to conduct other unidentified business at shareholder meetings.

D. EXCEPTIONS

Client Maintains Right to Vote Proxies

In the case of institutional or sub-advised Clients, Invesco will vote the proxies in accordance with these Guidelines unless the Client retains, in writing, the right to vote or the named fiduciary of a Client (e.g., the plan sponsor of an ERISA Client) retains in writing the right to direct the plan trustee or a third party to vote proxies.

Voting for Certain Investment Strategies

For proxies held by certain Client accounts managed in accordance with fixed income, money market and index strategies, Invesco will typically vote in line with the majority of the rest of the shares voted by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the expertise and comprehensive proxy voting reviews conducted by teams employing active equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of Clients, absent certain types of conflicts of interest, which are discussed elsewhere in these policies and procedures.

For cash sweep investment vehicles selected by a Client but for which Invesco has proxy voting authority over the account and where no other Invesco client holds the same securities, Invesco will vote proxies based on ISS recommendations.

Proxy Constraints

In certain circumstances, Invesco may refrain from voting where the economic or other opportunity cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal. In addition, there may be instances in which Invesco is unable to vote all of its Clients’ proxies despite using commercially reasonable efforts to do so. Particular examples of such instances include, but are not limited to, the following:

•

When securities are participating in an Invesco securities lending program, Invesco determines whether to terminate the loan by weighing the benefit to the Client of voting a particular proxy versus the revenue lost by terminating the loan and recalling the securities.

•

In some countries the exercise of voting rights requires the Client to submit to “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to the Client(s) of voting a specific proxy outweighs the Client’s temporary inability to sell the security.

•	An inability to receive proxy materials from our Clients’ custodians with sufficient time and information to make an informed voting decision.

•

Some non-U.S. companies require a representative to attend meetings in person in order to vote a proxy. In such cases, Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In the great majority of instances Invesco is able to vote U.S. and non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as its framework, but also takes into account the corporate governance standards, regulatory environment and generally reasonable and governance-minded practices of the local market.

E. RESOLVING POTENTIAL CONFLICTS OF INTEREST

Firm Level Conflicts of Interest

A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco’s proxy administration team maintains a list of all issuers for which a conflict of interest exists.

If the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, IUPAC will vote the proxy.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of Clients, applying the Guidelines to vote Client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are not members of IUPAC.

Voting of Proxies Related to Invesco Ltd.

In order to avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held by Clients from time to time.

Personal Conflicts of Interest

If any member of IUPAC has a personal conflict of interest with respect to a company or an issue presented for voting, that IUPAC member will inform IUPAC of such conflict and will abstain from voting on that company or issue. All IUPAC members shall sign an annual conflicts of interest memorandum.

Funds of Funds

Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

F. RECORDKEEPING

Invesco’s proxy administration team will be responsible for all Proxy Voting record keeping.

G. Policies and Vote Disclosure

A copy of these Guidelines and the voting record of each Invesco Retail Fund are available on Invesco’s web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all Invesco Funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.

J.P. Morgan Investment Management Inc.

Global Proxy Voting

Procedures and Guidelines

North America, Europe, Middle East, Africa, Central America, South America, and Asia

April 1, 2015

Corporate Governance Policy & Voting Guidelines

1

Corporate Governance Policy & Voting Guidelines

2

Corporate Governance Policy & Voting Guidelines

I. JPMorgan Asset Management Global Proxy Voting Procedures

A.	Objective

As an investment adviser within JPMorgan Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a “JPMAM Entity” and collectively as “JPMAM”) may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMAM’s objective is to vote proxies in the best interests of its clients. To further that objective, JPMAM adopted these Procedures.

These Procedures incorporate detailed guidelines for voting proxies on specific types of issues (the “Guidelines”). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMAM may not always vote proxies in accordance with the Guidelines.

B.	Proxy Committee

To oversee the proxy-voting process on an ongoing basis, a Proxy Committee has been established for each global location where proxy-voting decisions are made. Each Proxy Committee is composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of at least 3 Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.

C.	The Proxy Voting Process

JPMAM investment professionals monitor the corporate actions of the companies held in their clients’ portfolios. To assist JPMAM investment professionals with public companies’ proxy voting proposals, a JPMAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service (“Independent Voting Service”). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMAM with a comprehensive analysis of each proxy proposal and providing JPMAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service’s analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below). The Proxy Voting Committee has adopted procedures to identify significant proxies and to recall shares on loan.1

[1]	The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

3

Corporate Governance Policy & Voting Guidelines

Situations often arise in which more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

Each JPMAM Entity appoints a JPMAM professional to act as a proxy administrator (“Proxy Administrator”) for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service’s recommendation with the appropriate JPMAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, “Overrides”); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator’s duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.

In the event a JPMAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification (“Certification”) which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase (“JPMC”) Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

D.	Material Conflicts of Interest

The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser’s interests and those of its clients. To address such material potential conflicts of interest, JPMAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMAM’s investment processes and decisions, including proxy-voting

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Corporate Governance Policy & Voting Guidelines

decisions, and to protect JPMAM’s decisions from influences that could lead to a vote other than in its clients’ best interests, JPMC (including JPMAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMAM’s predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.

Examples of such material conflicts of interest that could arise include circumstances in which: (i) management of a JPMAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMAM’s relationship with such company and materially impact JPMAM’s business; or (ii) a personal relationship between a JPMAM officer and management of a company or other proponent of a proxy proposal could impact JPMAM’s voting decision.

A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines.

E.	Escalation of Material Conflicts of Interest

When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, and as necessary, JPMAM’s Chief Fiduciary Officer will evaluate the potential conflict and determine whether an actual material conflict of interest exists, and if so, will recommend how the relevant JPMAM entity will vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.

Depending upon the nature of the material conflict of interest, JPMAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action: removing certain JPMAM personnel from the proxy voting process; “walling off” personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMAM acted in the best interests of its clients.

F.	Recordkeeping

JPMAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

•	a copy of the JPMAM Proxy Voting Procedures and Guidelines;

•	a copy of each proxy statement received on behalf of JPMAM clients;

•	a record of each vote cast on behalf of JPMAM client holdings;

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Corporate Governance Policy & Voting Guidelines

•	a copy of all documents created by JPMAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;

•	a copy of the documentation of all dialogue with issuers and JPMAM personnel created by JPMAM personnel prior to the voting of client securities; and

•

a copy of each written request by a client for information on how JPMAM voted proxies on behalf of the client, as well as a copy of any written response by JPMAM to any request by a JPMAM client for information on how JPMAM voted proxies on behalf of our client.

It should be noted that JPMAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.

Exhibit A

JPMorgan Chase Bank, N.A.

J.P. Morgan Asset Management (UK) Limited

J.P. Morgan Investment Management Inc.

JF Asset Management Limited

J.P. Morgan Asset Management (Singapore) Limited

JF International Management Inc.

J.P. Morgan Private Investments, Inc.

Security Capital Research & Management Incorporated

Bear Stearns Asset Management

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Corporate Governance Policy & Voting Guidelines

II. Proxy Voting Guidelines

JPMAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.

JPMAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMAM Entity will apply the guidelines of the region in which the issuer of such security is organized.

In March 2007, JPMAM signed the Principles for Responsible Investment, an initiative of the UN Secretary-General.

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Corporate Governance Policy & Voting Guidelines

A. North America

1. Board of Directors

A.    Uncontested Director Elections

Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences

2) adopt or renew a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, do not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees. For purposes of defining “affiliation” we will apply either the NYSE listing rule for companies listed on that exchange or the NASDAQ listing rule for all other companies.

4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast. The review period will be the vote results over a consecutive two year time frame.

5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

6) unilaterally adopt a litigation fee-shifting by-law without shareholder approval. In addition, vote case-by-case on proposals to add litigation fee-shifting arrangements to the by-laws.

7) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent. In the case of a controlled company, vote case-by case on the directors.

8) WITHHOLD from directors who are CEOs of publicly-traded companies who serve on more than three public boards and all other directors who serve on more than four public company boards.

9) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a—Stock-Based Incentive Plans, last paragraph). WITHHOLD votes from compensation committee members if the company does not submit one-time transferable stock options to shareholders for approval.

10) WITHHOLD votes from audit committee members in circumstances in which there is evidence (such as audit reports or reports mandated under the Sarbanes Oxley Act) that there exists material weaknesses in the company’s internal controls.

11) WITHHOLD votes from compensation committee members who were present at the time of the grant of backdated options or options the pricing or the timing of which we believe may have been manipulated to provide additional benefits to executives.

B.    CEO Votes

Except as otherwise described above, we generally do not vote against a sitting CEO in recognition of the impact the vote may have on the management of the company.

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Corporate Governance Policy & Voting Guidelines

C.    Proxy Access

Generally vote for shareholder proposals requesting companies to amend their by-laws in order to facilitate shareholders’ ability to nominate candidates for directors as long as the minimum threshold of share ownership is 5% (defined as either a single shareholder or group of shareholders) and the minimum holding period of share ownership is 3 years. Generally, we will oppose proposals which restrict share ownership thresholds to a single shareholder.

We recognize the importance of shareholder access to the ballot process as one means to ensure that boards do not become self-perpetuating and self-serving. However, we are also aware that some proposals may promote certain interest groups to the detriment of shareholders generally and could be disruptive to the nomination process.

2. Proxy Contests

A.    Election of Directors

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

B.    Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

3. Ratification of Auditors

Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

Vote case-by-case on auditor Rotation Proposals: tenure of Audit Firm; establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; length of the rotation period advocated in the proposal; significant audit related issues; and number of annual Audit Committee meetings held and the number of financial experts that serve on the Audit Committee.

Generally vote against auditor indemnification and limitation of liability; however we recognize there may be situations where indemnification and limitations on liability may be appropriate.

4. Proxy Contest Defenses

A.    Board Structure: Staggered vs. Annual Elections

Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company’s governing documents contain each of the following provisions:

•	Majority of board composed of independent directors,

•	Nominating committee composed solely of independent directors,

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Corporate Governance Policy & Voting Guidelines

•	Do not require more than a two-thirds shareholders’ vote to remove a director, revise any bylaw or revise any classified board provision,

•	Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

•	Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

•	Absence of superior voting rights for one or more classes of stock,

•	Board does not have the sole right to change the size of the board beyond a stated range that been approved by shareholders, and

•	Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

B.    Shareholder Ability to Remove Directors

Vote against proposals that provide that directors may be removed only for cause.

Vote for proposals to restore shareholder ability to remove directors with or without cause.

Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.    Cumulative Voting

Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company’s governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

•	Annually elected board,

•	Majority of board composed of independent directors,

•	Nominating committee composed solely of independent directors,

•	Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

•	Ability of shareholders to call special meeting or to act by written consent with 90 days’ notice,

•	Absence of superior voting rights for one or more classes of stock,

•	Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

•	Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

D.    Shareholder Ability to Call Special Meeting

Vote against proposals to restrict or prohibit shareholder ability to call special meetings so long as the ability to call special meetings requires the affirmative vote of less than 15% of the shares outstanding. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting, should require more than a de minimis number of shares to call the meeting and subject the company to the expense of a shareholder meeting.

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Corporate Governance Policy & Voting Guidelines

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

E.    Shareholder Ability to Act by Written Consent

We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders’ meeting and matters to be discussed therein seems to provide a reasonable protection of minority shareholder rights.

We generally vote against proposals to allow or facilitate shareholder action by written consent.

F.    Shareholder Ability to Alter the Size of the Board

Vote for proposals that seek to fix the size of the board.

Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

5. Tender Offer Defenses

A.    Poison Pills

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

B.    Fair Price Provisions

Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

C.    Greenmail

Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

D.    Unequal Voting Rights

Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

E.    Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

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Corporate Governance Policy & Voting Guidelines

F.    Supermajority Shareholder Vote Requirement to Approve Mergers

Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

6. Miscellaneous Board Provisions

A.    Separate Chairman and CEO Positions

We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/president post. Such a structure should include most or all of the following:

•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

(1)	Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

(2)	Serves as liaison between the chairman and the independent directors,

(3)	Approves information sent to the board,

(4)	Approves meeting agendas for the board,

(5)	Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

(6)	Has the authority to call meetings of the independent directors, and

(7)	If requested by major shareholders, ensures that he is available for consultation and direct communication;

•	2/3 of independent board;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.

Additionally, the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers.

B.    Lead Directors and Executive Sessions

In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a “lead” (non-insider) director and for regular “executive” sessions (board meetings taking place without the CEO/Chairman present).

C.    Majority of Independent Directors

We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

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Corporate Governance Policy & Voting Guidelines

Vote for shareholder proposals requesting that the board’s audit, compensation, and/or nominating committees include independent directors exclusively.

Generally vote for shareholder proposals asking for a 2/3 independent board.

D.    Stock Ownership Requirements

Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

E.    Hedging / Pledging of Securities

We support full disclosure of the policies of the company regarding pledging and/or hedging of company stocks by executives and board directors. We will vote FOR shareholder proposals which ask for disclosure of this policy. We will vote Case by Case for directors if it is determined that hedging and /or pledging of securities has occurred.

F.    Term of Office

Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

G.    Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the relevant duty of care.

Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

Vote for proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company’s best interests, and (2) the director’s legal expenses would be covered.

H.    Board Size

Vote for proposals to limit the size of the board to 15 members.

I.    Majority Vote Standard

We would generally vote for proposals asking for the board to initiate the appropriate process to amend the company’s governance documents (certificate of incorporation or bylaws) to provide that director nominees shall be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders. We would generally review on a case-by-case basis proposals that address alternative approaches to a majority vote requirement.

7. Miscellaneous Governance Provisions

A.    Independent Nominating Committee

Vote for the creation of an independent nominating committee.

B.    Confidential Voting

Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy

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Corporate Governance Policy & Voting Guidelines

contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote for management proposals to adopt confidential voting.

C.    Equal Access

Vote for shareholder proposals that would give significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

D.    Bundled Proposals

Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

E.    Charitable Contributions

Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

F.    Date/Location of Meeting

Vote against shareholder proposals to change the date or location of the shareholders’ meeting. No one site will meet the needs of all shareholders.

G.    Include Nonmanagement Employees on Board

Vote against shareholder proposals to include nonmanagement employees on the board.

Constituency representation on the board is not supported, rather decisions are based on director qualifications.

H.    Adjourn Meeting if Votes are Insufficient

Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

I.    Other Business

Vote for proposals allowing shareholders to bring up “other matters” at shareholder meetings.

J.    Disclosure of Shareholder Proponents

Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

K.    Exclusive Venue

Generally, vote for management proposals which seek shareholder approval to make he state of incorporation the exclusive forum for disputes, if the company is a Delaware corporation; otherwise, vote on a case-by-case basis on management proposals which seek shareholder approval to make the state of incorporation, or another state, the exclusive forum for disputes.

8. Capital Structure

A.    Common Stock Authorization

Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

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Corporate Governance Policy & Voting Guidelines

Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

B.    Stock Distributions: Splits and Dividends

Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company’s industry and performance as measured by total shareholder returns.

C.    Reverse Stock Splits

Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company’s industry and performance in terms of shareholder returns.

Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

D.    Blank Check Preferred Authorization

Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote for proposals to create “blank check” preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance as measured by total shareholder returns.

E.    Shareholder Proposals Regarding Blank Check Preferred Stock

Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

F.    Adjustments to Par Value of Common Stock

Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

G.    Restructurings/Recapitalizations

Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan or if the company is in danger of being delisted on a case-by-case basis. Consider the following issues:

Dilution—How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control—Will the transaction result in a change in control of the company?

Bankruptcy—Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H.    Share Repurchase Programs

Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

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Corporate Governance Policy & Voting Guidelines

I.    Targeted Share Placements

These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placemen by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer. These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

9. Executive and Director Compensation

A.    Stock-based Incentive Plans

Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.

In addition, we will assess the structure of the equity plan taking into consideration certain plan features as well as grant practices. Once the cost of the plan is estimated and other features are taken into consideration, the plan will be reviewed to determine if it is in the best interest of the shareholders. Problematic pay practices will have a bearing on whether we support the plan. We will consider the pay practices of other companies in the relevant industry and peer companies in this analysis.

Review case-by-case stock based plans for companies which rely heavily upon stock for incentive compensation, taking into consideration the factors mentioned above. These companies include high growth and financial services companies where the plan cost as measured by shareholder value transfer (SVT) appears to be high.

For companies in the Russell 3000 we will generally vote against a plan and/or withhold from members of the compensation committee, when there is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

B.    Approval of Cash or Cash-and-Stock Bonus Plans

Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

C.    Shareholder Proposals to Limit Executive and Director Pay

Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

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Corporate Governance Policy & Voting Guidelines

D.    Say on Pay—Advisory Vote

Generally, review on a case-by-case basis executive pay and practices as well as certain aspects of outside director compensation.

Where the company’s Say on Pay proposal received 60% or less support on its previous Say on Pay proposal, WITHHOLD votes for the compensation committee and or vote against the current Say on Pay proposal unless the company has demonstrated active engagement with shareholders to address the issue as well as the specific actions taken to address the low level of support.

In the case of externally-managed REITs, generally abstain from the advisory vote as there is a lack of transparency in both compensation structure and payout.

Say on Pay—Frequency

JPMAM will review compensation versus long/term performance on an annual basis.

E.    Golden and Tin Parachutes

Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

Change-in-control payments should only be made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure (“double-triggered”). Change-in-control provisions should exclude excise tax gross-up and eliminate the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario.

Generally vote case-by-case for proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

F.    401(k) Employee Benefit Plans

Vote for proposals to implement a 401(k) savings plan for employees.

G.    Employee Stock Purchase Plans

Vote for qualified employee stock purchase plans with the following features: the purchase price is at least 85 percent of fair market value; the offering period is 27 months or less; and potential voting power dilution (shares allocated to the plan as a percentage of outstanding shares) is ten percent or less.

Vote for nonqualified employee stock purchase plans with the following features: broad-based participation (i.e., all employees of the company with the exclusion of individuals with five percent or more of beneficial ownership of the company); limits on employee contribution, which may be a fixed dollar amount or expressed as a percentage of base salary; company matching contribution up to 25 percent of the employee’s contribution, which is effectively a discount of 20 percent from market value; and no discount on the stock price on the date of purchase since there is a company matching contribution

H.    Option Expensing

Generally, vote for shareholder proposals to expense fixed-price options.

I.    Option Repricing

In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

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J.    Stock Holding Periods

Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

K.    Transferable Stock Options

Review on a case-by-case basis proposals to grant transferable stock options or otherwise permit the transfer of outstanding stock options, including cost of proposal and alignment with shareholder interests.

L.    Recoup Bonuses

Vote case-by-case on shareholder proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation.

M.    Two Tiered Compensation

Vote against proposals to adopt a two tiered compensation structure for board directors.

10. Incorporation

A.    Reincorporation Outside of the United States

Review on a case-by-case basis proposals to reincorporate the company outside of the U.S.

B.    Voting on State Takeover Statutes

Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

C.    Voting on Reincorporation Proposals

Proposals to change a company’s state of incorporation should be examined on a case-by-case basis. Review management’s rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

11. Mergers and Corporate Restructurings

A.    Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

B.    Nonfinancial Effects of a Merger or Acquisition

Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors’ fiduciary duty to base decisions solely on the financial interests of the shareholders.

C.    Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, “going private” proposals, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

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D.    Spin-offs

Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

E.    Asset Sales

Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

F.    Liquidations

Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

G.    Appraisal Rights

Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

H.    Changing Corporate Name

Vote for changing the corporate name.

12. Social and Environmental Issues

We believe that a company’s environmental policies may have a long-term impact on the company’s financial performance. We believe that good corporate governance policies should consider the impact of company operations on the environment and the cost of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. Furthermore, we believe that corporate shareholders have a legitimate need for information to enable them to evaluate the potential risks and opportunities that climate change and other environmental matters pose to the company’s operations, sales and capital investments. We acknowledge that many companies disclose their practices relating to social and environmental issues and that disclosure is improving over time. We generally encourage a level of reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides sufficient information to enable shareholders to evaluate the company’s environmental policies and performance. In general we support management disclosure practices except for those companies that have been involved in controversies, fines or litigation.

A.    Military Business

Vote case-by-case on defense issue proposals.

Vote case-by-case on disclosure reports that seek additional information on military-related operations.

B.    International Labor Organization Code of Conduct

Vote case-by-case on proposals to endorse international labor organization code of conducts.

Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

C.    Promote Human Rights in China, Nigeria, the Sudan and Burma

Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, the Sudan and Burma.

Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

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Corporate Governance Policy & Voting Guidelines

D.    Equal Employment Opportunity and Discrimination

Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

E.    Animal Rights

Vote case-by-case on proposals that deal with animal rights.

F.    Product Integrity and Marketing

Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

Vote case-by-case on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.

Vote case-by-case on proposals requesting the company to report on its policies, initiatives/procedures, oversight mechanisms related to toxic materials, including certain product line toxicities, and/or product safety in its supply chain.

G.    Human Resources Issues

Vote case-by-case on proposals regarding human resources issues.

Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

H.    Link Executive Pay with Social and/or Environmental Criteria

Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

Vote case-by-case on disclosure reports that seek additional information regarding this issue.

I.    High Risk Markets

Vote case-by-case on requests for the company to review and report on the financial and reputation risks associated with operations in “high risk” markets, such as a terrorism-sponsoring state or otherwise.

J.    Political Contribution

Generally vote against proposals asking the company to affirm political non-partisanship in the workplace.

Vote against proposals to publish the company’s political contributions taking into consideration recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending.

13. Foreign Proxies

Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committees located in London, Tokyo, and Hong Kong. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department.

14. Pre-Solicitation Contact

From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially

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result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

What is material non-public information?

The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor’s decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

•	a pending acquisition or sale of a substantial business;

•	financial results that are better or worse than recent trends would lead one to expect;

•	major management changes;

•	an increase or decrease in dividends;

•	calls or redemptions or other purchases of its securities by the company;

•	a stock split, dividend or other recapitalization; or

•	financial projections prepared by the Company or the Company’s representatives.

What is pre-solicitation contact?

Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., “How do you feel about dual classes of stock?” to very specific inquiries, e.g., “Here’s a term sheet for our restructuring. Will you vote to approve this?”

Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.

It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.

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B. Europe, Middle East, Africa, Central America and South America

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I.	POLICY

Corporate Governance addresses the agency problems that are induced by the separation of ownership and control in the modern corporation. J.P. Morgan Asset Management (‘JPMAM’) is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business at all times.

We have set out herein the principles which provide the framework for our corporate governance and proxy voting activity. Although these apply primarily to the UK and Europe and therefore principally concern accounts managed from the London office, our colleagues in New York, Tokyo and Hong Kong have similar guidelines, consistent with law and best practice in these different locations. Full details are available on request.

Our UK Guidelines are based on the revised UK Corporate Governance Code. Any company complying with its provisions can usually expect JPMAM to support its corporate governance policies. JPMAM is a member of the National Association of Pension Funds (NAPF) and the Investment Management Association (IMA), and we abide by these organisations’ corporate governance principles and also take their guidance into account when implementing our policy. If a company chooses to deviate from the provisions of the Code, we will give the explanations due consideration and take them into account as appropriate, based on our overall assessment of the standards of corporate governance evidenced at the company.

For Continental European markets, we expect companies to comply with local Corporate Governance Codes, where they exist, e.g. the Tabaksblat Code in the Netherlands, the Cromme Codex in Germany, the MEDEF-AFEP Code in France and the Luxembourg ALFI Code of Conduct. We fully recognise that, in certain European markets, there are areas where local law or practice prescribe differing structures or processes to those found in the UK, which must be taken into account. In markets where a comparable standard does not exist, we will use our own Guidelines as the primary basis for our voting and corporate governance activity, whilst taking local market practice into consideration where applicable. JPMAM also is a member of the European Funds and Asset Management Association (EFAMA), the International Corporate Governance Network (ICGN) and the Asian Corporate Governance Association (ACGA).

In our view, our Guidelines meet with the requirements of the US Department of Labor recommendations as they apply to ERISA and US Mutual Funds.

Voting

JPMAM manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JPMAM to vote shares held in its clients’ portfolios in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security. So far as is practicable we will vote at all of the meetings called by companies in which we are invested.

It should be noted that JPMAM scrutinises every proxy individually, voting for or against each resolution, or actively withholding our vote, on a case-by-case basis. Our primary concern at all times is the best economic interests of our clients. These Guidelines are therefore an indication only of JPMAM’s normal voting policy. The investment analyst or portfolio manager always has discretion to override the policy should individual circumstances dictate.

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Certain markets require that shares being tendered for voting purposes are temporarily immobilised from trading until after the shareholder meeting has taken place. Other markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, empowered with Power of Attorney documentation which can represent considerable cost to clients. Elsewhere, notably Emerging Markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote, or there may be specific financial risks where, for example, voting can preclude participating in certain types of corporate action. In these instances, it may sometimes be in our clients’ best interests to intentionally refrain from voting in certain overseas markets from time to time.

As our Guidelines are primarily targeted at companies listed on main stock exchanges, it is sometimes difficult for smaller companies to apply the same corporate governance rules and we will look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

Proxy Committee

Responsibility for the formulation of voting policy in each region rests with the Proxy Committee, whose role is to review JPMAM’s corporate governance policy and practice in respect of investee companies and to provide a focal point for corporate governance issues. Each Committee is composed of senior analysts, portfolio managers, governance specialists and members of legal and compliance. Committees meet at least quarterly, or more frequently as circumstances dictate. Each regional Committee reports, in turn, to a Global Proxy Committee, chaired by the Global Head of Equity, which has overall responsibility for our approach to governance issues worldwide, and for ensuring that regional policies comply with the firm’s global governance principles.

Stewardship and Engagement

As long-term owners, we regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. For UK and European companies in particular, corporate governance specialists routinely attend scheduled one-to-one meetings alongside analysts and portfolio managers, as well as convene dedicated meetings as required in order to debate areas of concern. Full details of our Stewardship Policy are contained in Part III of this document.

JPMAM was a founding signatory to the UK Stewardship Code and we believe that our existing stewardship policies meet or exceed the standard required under the Code. Our full statement of compliance is available to view or download on our website.

Sustainability

JPMAM believes that non-financial issues, such as social, environmental and sustainability issues can have an economic impact on our clients’ investments. We expect the companies in which we invest to behave in a manner consistent with these wider obligations. Full details are contained in Part IV of this document.

Conflicts of Interest

Typical conflicts include where JPMC or its Affiliates are involved in a transaction at an investee company, or provide banking or other services, or where JPM personnel sit on other company boards.

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In order to maintain the integrity and independence of JPMAM’s proxy voting decisions, JPMorgan Chase (including JPMAM) has established formal barriers designed to restrict the flow of information between JPMC’s securities, lending, investment banking and other divisions to JPMAM investment professionals. The policy is available to download from our website.

Where a potential material conflict of interest has been identified, JPMAM will call upon an independent third-party to make the voting decision, or it will contact individual clients to approve any voting decision, or may elect not to vote. A record of all such decisions is available to clients on request.

Stocklending

Stock which is lent cannot normally be voted, as the right to vote is effectively lent with the shares. For routine voting, JPMAM views the revenue from lending activities to be of more value to the client than the ability to vote. However, we reserve the right to recall stock on loan in exceptional circumstances, in order to protect our clients’ interests in the event of a particularly important or close vote.

Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager, or the J.P. Morgan Corporate Governance Team.

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Corporate Governance Policy & Voting Guidelines

J.P. Morgan Asset Management

London Proxy Committee

March 2015

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Corporate Governance Policy & Voting Guidelines

II.	VOTING GUIDELINES

1.	REPORTS & ACCOUNTS

Annual Report

Reports and accounts should be both detailed and transparent and should be submitted to shareholders for approval. They should meet accepted reporting standards, such as those prescribed by of the International Accounting Standards Board (IASB) and should meet with the spirit as well as the letter of those reporting standards.

The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist, together with detailed explanations regarding any area of non-compliance.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

Remuneration Report

The remuneration policy as it relates to senior management should ideally be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of individual director’s emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report and, if appropriate, members of the Remuneration Committee, if we feel that explanation is insufficient. Any material changes to compensation arrangements should be put to shareholders for approval.

The UK has recently introduced a binding vote on remuneration policy. In our view, remuneration policies should stand the test of time, and should not need amendment on an annual or biennial basis. We would therefore expect votes on remuneration policies to occur normally every third year, the maximum allowed under the regulations, and will regard it as concerning where companies feel the need to bring proposed changes to shareholders more frequently than this. Similarly, reporting under the new regulations should not necessarily lead to an increase in the volume of data provided. Investors expect clear and concise reports that are effective at communicating how executive pay is linked to delivery of the company’s strategy in the long-term.

see Compensation

2.	DIVIDENDS

Proposals for the payment of dividends should be presented to shareholders for approval and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we deem the payout ratio to be too low, or if the earnings and cash cover are inadequate and payment of the proposed dividend would prejudice the solvency or future prospects of the company.

3.	BOARD OF DIRECTORS

Board Structure

Companies should be controlled by an effective board, with an appropriate balance of executive and non-executive directors, such that no single stakeholder or group of stakeholders has a disproportionate or undue

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level of influence. JPMAM is generally in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We find that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for re-election on a regular basis.

Board Independence

JPMAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions.

We agree with the ICGN, that the majority of a board should be independent, especially if the company has a joint Chairman / CEO. JPMAM will use its voting powers to encourage appropriate levels of board independence, whilst taking into account local market practice.

In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

Chairman

Boards should be headed by an effective Chairman, who is independent on appointment. There should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMAM believes that the roles of Chairman and Chief Executive Officer should normally be separate and will generally vote against combined posts.

Board Size

Board size should be appropriate to the size and complexity of the company. JPMAM will exercise its voting powers in favour of reducing excessively-large boards wherever possible. Boards with more than 15 directors are usually deemed excessively large, whereas less than 5 directors may be too small to provide sufficient levels of independence for key committees.

Board Diversity

JPMAM is committed to supporting inclusive organisations where everyone can succeed on merit. Recruiting individuals with unique experiences and diverse backgrounds is a fundamental part of strengthening a business, and is an important consideration when searching for new board members. We welcomed the report by Lord Davies in the UK and, although we do not endorse quotas, we expect boards to have a strategy to improve female representation in particular, as well as to consider diversity in its widest sense, both at board level and throughout the business.

Board Committees

Boards should delegate key oversight functions, such as responsibility for Audit, Nominations and Remuneration issues, to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report. Any Committee should have the authority to engage independent advisers where appropriate at the company’s expense.

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Audit Committees should consist solely of non-executive directors, who are independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of financial literacy. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence and they should have an explicit right of unrestricted access to company documents and information.

Nomination Committees should be majority-independent; there should be a formal nomination process for the appointment of Directors.

Remuneration Committees should be independent; no director should be able to determine their own emolument. The remuneration report (where applicable) should be the responsibility of the Remuneration Committee.

See Remuneration Report

We agree with the findings of the Walker Review in the UK that boards of banks, or other large or complex companies, should establish a Risk Committee to provide independent oversight and advice to the board on the current risk exposures of the entity and future risk strategy, in order to manage these issues effectively within their business. These bodies should give a summary of their activities in the Annual Report.

Director Independence

We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict and has not been employed in an executive capacity by the company for at least the previous ten years.

A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer normally be deemed to be independent. Directors staying on beyond this duration would require the fullest explanation to shareholders, and we would expect such directors to offer themselves for re-election annually.

In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.

Director’s Liability

In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding and may not release the board from its legal responsibility.

JPMAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

Companies may arrange Directors and Officers (‘D&O’) liability insurance to indemnify executives in certain circumstances, such as class action lawsuits and other litigation. JPMAM generally supports such proposals, although we do not approve of arrangements where directors are given 100% indemnification, as this could absolve them of responsibility for their actions and encourage them to act recklessly. Such arrangements should not extend to third parties, such as auditors.

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Multiple Directorships

In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than three significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

We agree with the UK Corporate Governance Code that no single individual should chair more than one major listed company.

Investment Trust and Fund Directors

In the UK, the Boards of investment trust companies are unusual in being normally comprised solely of non-executive directors. JPMAM generally prefers that the majority of such boards (including the Chairman) are independent of the management company. We believe this to be appropriate and expect investment trust boards to comply with the Association of Investment Companies (AIC) Code of Corporate Governance.

We note that the AIC Code does not make explicit recommendations on board tenure. We take this into account when assessing director independence, although we agree with the AIC that investment trust companies should have a formal policy on tenure and that any director serving beyond three terms should offer themselves for re-election annually. We also agree with the view of the NAPF, that at least half of the board of an investment trust company (including the Chairman) should be non-executive directors having served for less than nine years, in order to ensure that the board does not become ossified with a large number of long-serving directors.

SICAV and other fund board directors should comply with the ALFI Code of Conduct, or equivalent codes where they exist.

4.	COMPENSATION

Directors’ Contracts

JPMAM believes that directors’ contracts should be of one year’s duration or less, and payments on termination should not exceed one year’s fixed compensation. This is accepted market best practice in the UK as well as other major European markets.

Similarly, we agree with the view of the NAPF, ABI and others that special provisions whereby additional payment becomes due in the event of a change of control are an inappropriate use of shareholder funds and should be discouraged. Market practice regarding the length of director’s service contracts varies enormously: JPMAM is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMAM will take into account local market practice when making judgements in this area. Company Chairmen should not normally have executive-style contractual arrangements with the company which include severance terms.

Executive Director’s Remuneration

Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. Policy in this area cannot easily be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of remuneration committees. Any remuneration policy should be transparent, simple to understand and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report. Compensation should contain both a fixed element, set by reference to the external market but always cognisant of pay within a

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company’s general workforce, and a variable element, which fully aligns the executive with shareholders and where superior awards can only be achieved by attaining superior performance.

Due consideration should also be given to the effective management of risk within the business. This should be reflected in remuneration arrangements, in order to incentivise appropriate behaviours and, more importantly, discourage excessive risk taking, which may be detrimental to shareholders. Compensation arrangements should provide alignment between managers and shareholders across the cycle, and due consideration should be given to devices such as clawback or bonus/malus arrangements in order to avoid payment for failure.

JPMAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent remuneration committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans set forth herein.

We believe firmly that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year’s salary, and two years or more for chief executives , which should be maintained for the duration of employment.

Transaction bonuses, one-off retention awards, or other retrospective ex-gratia payments, should not be made. Similarly, recruitment awards for incoming executives should be limited to the value of awards forgone, and be granted on equivalent terms.

Non-Executive Director’s Remuneration

JPMAM believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded share options or performance based share awards.

Fixed Compensation

Executives are entitled to a basic salary set by reference to the external market and in particular benchmarked against the company’s immediate peers. Acknowledging that salary often forms the basis for variable compensation, we believe annual increases in salary should be limited and generally in line with the wider workforce of the company. Substantial increases in salary, for example where an executive has been promoted, should be fully justified to shareholders. We do not approve of large increases in fixed salary as a retention mechanism.

Variable Compensation

We generally prefer any variable compensation arrangement to have a short-term and long-term component. Annual bonuses are now a common feature of compensation packages. We prefer that bonuses be capped at a multiple of salary benchmarked against a company’s sector. In industries that operate an overall bonus pool we at least expect a cap on the overall potential pool. Whilst we recognise that annual bonus targets are often, though not always, commercially sensitive, we expect a high degree of disclosure on performance metrics (pre-award) and performance against those metrics (post-award). Payment of bonus for executives should take the form of cash and shares deferred for a defined period of time. Bonus malus and/or clawback are also expected features of any bonus scheme.

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For the long-term component, share-based Long-Term Incentive Plans (LTIPs) and Share Option Schemes (SOSs) should be designed to give directors incentive to perform at the highest levels, and grants under such schemes should be subject to appropriate performance criteria which are challenging and which reflect the company’s long-term strategy and objectives over an appropriate period (at least three years, and preferably five years or more) There should be no award for below-median performance, and awards for at-median performance should be modest. Beneficiaries should be encouraged to retain any resultant shares for a suitable time.

We will generally vote against the re-setting of performance conditions on existing awards, the cancellation and re-issue, re-testing or re-pricing of underwater awards, the backdating of awards or discounted awards.

All incentive plans should be clearly explained and fully disclosed to both shareholders and participants and put to shareholders for approval. Furthermore, each director’s awards, awarded or vested, should be detailed, including term, performance conditions, exercise prices (if any), and the market price of the shares at the date of exercise. They should also take into account appropriate levels of dilution. Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

In all markets JPMAM will vote in favour of well-structured schemes with keen incentives and clear and specific performance criteria, which are challenging in nature and fully disclosed to shareholders in advance. We also favour simplicity both in the number of variable incentive schemes and in their structure. We will vote against payments which are excessive or performance criteria which are undemanding, or where there is excessive discretion exercised by remuneration committees. We would expect remuneration committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

Pensions

Pension arrangements should be transparent and cost-neutral to shareholders. JPMAM believes it is inappropriate for executives to participate in pension arrangements which are materially different to those of employees (such as continuing to participate in a final salary arrangement, when employees have been transferred to a money purchase scheme). One-off payments into individual director’s pension schemes, changes to pension entitlements and waivers concerning early retirement provisions must be fully disclosed and justified to shareholders.

5.	AUDITORS

Auditor Independence

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

Auditor Rotation

In order to safeguard the independence of the audit, companies should rotate their auditor over time. We agree with the provisions of the UK Competition Commission, that companies should put their external audit contract out to tender at least every ten years.

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Auditor Remuneration

Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy. A mechanism should be in place to ensure that consultancy work is put out to competitive tender.

We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.

Auditor Indemnification

JPMAM is opposed to the use of shareholders’ funds to indemnify auditors.

see Audit Committee

6.	ISSUE OF CAPITAL

Issue of Equity

In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Any new issue of equity should take into account appropriate levels of dilution. In the UK, such issuances should be consistent with ABI, NAPF and similar guidelines.

JPMAM believes strongly that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis. Pre-emption rights are a fundamental right of ownership and we will vote against any attempts to suspend, bypass or eliminate pre-emption rights, except for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions). We prefer that these issuances are sought annually, and generally do not support multi-year capital issuances, or shares which are issued at a preferential discount to third parties as part of a related-party transaction.

JPMAM will vote against increases in capital which would allow the company to adopt ‘poison pill’ takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long-term.

Issue of Debt

JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against any uncapped or poorly-defined increase in bank borrowing powers or borrowing limits, as well as issuances which would result in the company reaching an unacceptable level of financial leverage, where there is a material reduction in shareholder value, or where such borrowing is expressly intended as part of a takeover defence.

Share Repurchase Programmes

JPMAM will vote in favour of share repurchase or buy-back programmes where the repurchase would be in the best interests of shareholders and where the company is not thought to be able to use the cash in a more useful way. We will vote against abusive schemes, or where shares are repurchased at an inappropriate point in the cycle, or when shareholders’ interests could be better served by deployment of the cash for alternative uses.

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7.	MERGERS/ACQUISITIONS

Mergers and acquisitions are always referred to individual portfolio managers and/or investment analysts for a case-by-case decision, based exclusively on the best economic interests of our clients. In exceptional circumstances, we will split our vote and vote differently for individual clients depending on the respective desired investment outcomes of our portfolio managers. JPMAM may also split its vote between different client constituents for technical reasons, such as cross-border mergers where certain groups of clients may not be able to hold the resultant stock, or to reflect differing portfolio strategies and/or investment outcomes.

As a general rule, JPMAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

8.	VOTING RIGHTS

JPMAM believes in the fundamental principle of ‘one share, one vote’. Accordingly, we will vote to phase out dual voting rights or classes of share which either confer special voting rights to certain stakeholders, or restricted voting rights and we will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as voting right limits or cumulative voting; directors should represent all shareholders equally and voting power should accrue in direct relation to the shareholder’s equity capital commitment to the company.

While certain fundamental changes to a company’s business, Articles of Association, or share capital should require a supermajority vote, voting on routine business should require a simple majority only (51%). We will generally oppose amendments to require inappropriate supermajority votes, or supermajority requirements which are being introduced as a tool to entrench management.

9.	OTHERS

Poison Pills

Poison pills, or shareholder rights plans, are devices designed to defend against hostile takeover. Typically, they give shareholders of a target company or a friendly third party, the right to purchase shares at a substantial discount to market value, or shares with special conversion rights in the event of a pre-defined ‘triggering event’ occurring (such as an outsider’s acquisition of a certain percentage of stock). Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should, ultimately, be for shareholders, not managers, to decide. We find no clear evidence that poison pills enhance shareholder value. Rather, they are used as tools to entrench management.

JPMAM will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

Composite Resolutions

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or ‘bundled’ resolutions, depending on the context and local market practice.

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Any amendments to Articles of Association should be presented to shareholders in such a way that they can be voted on independently. Shareholders should similarly be able to vote on the election of directors individually, rather than in bundled slates.

AOB

We will generally abstain in relation to ‘any other business’ resolutions where we cannot determine the exact nature of the business to be voted on.

Social/Environmental Issues

Companies should conduct their business in a manner which recognises their responsibilities to employees and other stakeholders, as well as broader society and the environment. Full details of our sustainability policy are available in Part IV of this document.

JPMAM reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless from time to time, a company’s response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered as primary when determining our vote.

Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMAM’s Social and Environmental policy.

see Social and Environmental

Charitable Issues

Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

Political Issues

JPMAM does not support the use of shareholder funds for political donations.

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J.P. Morgan Asset Management

London Proxy Committee

March 2015

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III.	STEWARDSHIP

J.P. Morgan Asset Management (‘JPMAM’) recognises its wider stewardship responsibilities to its clients as a major asset owner. To this end, we support both the revised FRC Stewardship Code and the EFAMA Code for External Governance, which set out the responsibilities of institutional shareholders in respect of investee companies. JPMAM endorses the Stewardship Code for its UK investments and supports the Principles as best practice elsewhere. We believe that regular contact with the companies in which we invest is central to our investment process and we also recognise the importance of being an ‘active’ owner on behalf of our clients. Our approach to the seven Principles and how we apply them are set out below:

Institutional investors should:

1.	Publicly disclose their policy on how they will discharge their stewardship responsibilities.

JPMAM’s primary activity in the investment chain is as an asset manager for both institutional and retail clients. JPMAM’s investors and corporate governance specialists undertake four broad areas of activity:

i)	Analysis of the governance profiles of the companies in which we invest, in order to identify outliers requiring further engagement;

ii)	Engagement with investee companies, in order to understand issues and promote best practice;

iii)	Informed, investor-led proxy voting;

iv)	Assessment of social and environmental issues, where they have the potential to impact the valuation.

JPMAM does not outsource any of its stewardship activity. Proxy votes are scrutinised individually by governance specialists in conjunction with the analyst or portfolio manager. Automated standing instructions to vote in a certain way (e.g. to always vote with management) are never issued in relation to voting managed out of London.

Where a company deviates from the UK Corporate Governance Code (or equivalent overseas codes, where they exist), JPMAM will always give due consideration to the explanation where it is given.

Copies of our Corporate Governance Policy are available on request, or to download from our website:-

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/corporategovernance.aspx

Although these policies apply primarily to investments in the UK and Europe and therefore principally concern accounts managed from the London office, our offices in New York, Tokyo and Hong Kong have similar guidelines, consistent with local law and best practice in these different jurisdictions. Full details are available on request.

2.	Have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.

As part of our broader Safeguard Policy, JPMAM has established formal barriers designed to restrict the flow of information between JPMC’s securities lending, investment banking and other divisions to JPMAM’s investment professionals, as well as in order to maintain the integrity and independence of our proxy voting decisions and engagement activity.

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The policy document is available to download from our website:-

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/corporategovernance.aspx

Although we generally take a single, unified approach to voting and engagement, in exceptional circumstances, we will split our vote or modify our engagement when the interests of our clients diverge from each other. This is always dealt with on a case-by-case basis, depending on the respective desired investment outcomes of those clients.

3.	Monitor their investee companies.

JPMAM has a team of corporate governance specialists, located in the ‘front office’ in order to better interact with analysts and portfolio managers regarding governance and stewardship issues. The team maintains a proprietary database containing detailed governance models for over 700 Pan-European companies, including all FTSE100 and selected FTSE250 and other companies, which evolve over time as we engage with companies and understand issues. Each record is updated at least annually. Notes of engagements with companies are retained in order to form a clear audit trail. For analyst-driven investment processes in London, these models are used to generate proprietary Environmental, Social and Governance (‘ESG’) rankings and ratings, which are incorporated into analysts’ models and stock rankings.

Where JPMAM deems it appropriate, we will enter into active dialogue with companies, except to the extent that we may risk becoming insiders or coming into receipt of material, non-public information, which may preclude us from dealing in the shares of the company concerned (although appropriate wall-crossing procedures do exist, if deemed in the best interests of our clients).

Where appropriate, JPMAM will attend key AGMs where we have a major holding, although it should be noted that JPMAM votes at nearly 10,000 shareholder meetings a year in over 70 markets worldwide and, clearly, this is not practicable except in very exceptional circumstances.

4.	Establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.

JPMAM has established clear guidelines on how we escalate our engagement activities in order to protect our clients’ interests. We meet routinely with the senior executives of our investee companies at least annually; in the event that we are not satisfied with either their responsiveness or strategy, we may seek to meet with the chairman or other independent director(s), or express our concerns through the company’s advisers. Where appropriate, we will hold joint engagement meetings with other investors who share our concerns. We may also use our proxy votes in order to try and bring about management change. In extremis, we may consider speaking at the AGM or submitting a shareholder resolution, or requisitioning an EGM in order to bring about change, or to protect our clients’ interests.

5.	Be willing to act collectively with other investors where appropriate.

Subject to applicable laws and regulations in the relevant jurisdictions, JPMAM frequently works with other investors in collective engagement exercises with companies where appropriate (for example under the auspices of the NAPF, ABI and other formal and informal bodies), in order to enhance the effectiveness of our engagement. Circumstances where such collective engagement takes place include board succession planning, remuneration and AGM-related issues, as well as merger and acquisition activity.

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6.	Have a clear policy on voting and disclosure of voting activity.

JPMAM votes at nearly 10,000 shareholder meetings each year, in over 70 markets worldwide. We endeavour to vote in all markets, wherever possible, unless there are certain technical reasons in overseas markets which preclude us from voting, or unless there is a conflict of interest. Votes are investor-led and made on a case-by-case basis, and we do not always support the board.

JPMAM retains the services of the ISS voting agency, although its analyses form only the ‘base case’ voting recommendation and we will frequently take a differing view, based on the results of our engagement activity or our own insights. We also retain the services of Ethix SRI Advisors to assist us with weapons screening and certain social and environmental issues for interested clients.

JPMAM has disclosed its proxy voting and engagement activity to its clients for a number of years. Additionally, we now disclose selected voting highlights and engagement activity, as well as our detailed voting record, publicly on our website. These can be viewed under ‘Commentary and Analysis’ on our Institutional website, or by following the link:-

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/corporategovernance.aspx

JPMAM and its clients may participate in stocklending programmes. It is not the policy of JPMAM to recall stock on loan for routine votes, where the revenue from lending activities to be of more value to the client than the ability to vote. However, we will recall stock on loan in exceptional circumstances, in order to protect our clients’ interests in the event of a particularly important or close vote. It should be noted that some of our clients participate in third-party lending arrangements directly with their custodians, which may be invisible to JPMAM.

7.	Report periodically on their stewardship and voting activities.

JPMAM produces detailed quarterly voting and engagement activity reports for its clients, and also publishes summary information on its public website. These reports provide qualitative as well as quantitative information. The proxy voting function is independently verified by our external auditor as part of the ISAE3402 review, and oversight of our broader engagement process is also verified in accordance with AAF 01/06 as part of the monitoring stipulated by our UK investment trusts.

JPMAM believes that public disclosure of certain ongoing engagement with companies would be prejudicial to that engagement activity and would not be in the best interests of our clients. In these circumstances, we may decide not to disclose that activity until after the event.

The Proxy Committee has agreed to review this approach periodically, in accordance with the Principles. Finally, it should be pointed out that this statement is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager, or the J.P. Morgan Corporate Governance Team.

Our Statement of Compliance with the UK Stewardship Code can be viewed here:

http://am.jpmorgan.co.uk/institutional/aboutus/aboutus/frcstewardshipcode.aspx

Or follow the link to the FRC website: www.frc.org.uk/documents

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IV.	SOCIAL AND ENVIRONMENTAL

JPMAM believes that companies should act in a socially responsible manner. They should conduct their business in a way which recognises their responsibilities to employees and other stakeholders in the long-term, as well as broader society and the environment.

We have adopted a positive engagement approach to social, environmental and sustainability issues. Thus, specific assets or types of assets are not excluded from portfolios explicitly on social, environmental or ethical criteria (unless specifically requested by clients, or required by local legislation). Rather, analysts take such issues into account as part of the mainstream analytical and stock selection process.

Although JPMAM’s priority at all times is the best economic interests of its clients, we recognise that, increasingly, non-financial issues such as social and environmental factors have the potential to impact the share price, as well as the reputation of companies. Specialists within the ESG Team are tasked with assessing how companies deal with and report on social and environmental risks and issues specific to their sectors and/or industry. This analysis is then used to identify outliers within our investee companies which require further engagement. Engagement will either take place at scheduled company one-to-one meetings, or at dedicated meetings with non-executive directors, or Corporate Social Responsibility (‘CSR’) specialists (where they exist), or via the company’s broker. Our engagement activity is reported to clients on a quarterly basis.

Where social or environmental issues are the subject of a proxy vote, JPMAM will consider the issue on a case-by-case basis, keeping in mind the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

In formulating our policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a tobacco company or a company in an extractive industry will not be automatically marked down because their sector is perceived as ‘unfriendly’.

We expect major listed companies in particular to have established a CSR Committee or similar body with responsibility for this area. Such a function should have direct access to the board and, ideally, there should be a designated main board director responsible for these issues. We would normally expect companies to publish a separate CSR Report, or to provide a CSR statement within their Annual Report, or on their website.

Controversial Weapons

The only exception to this approach is where investment in a particular sector or activity is prohibited by clients or by local legislation. Investment in landmines, cluster munitions and depleted uranium ammunition (so-called ‘controversial weapons’) is prohibited in certain European jurisdictions and, as a result, these names are excluded from our stock universe for our entire Luxembourg-domiciled SICAV fund range.

J.P. Morgan Asset Management is a signatory to the United Nations Principles of Responsible Investment (‘UNPRI’), which commits participants to six Principles, with the aim of incorporating ESG criteria into their processes when making stock selection decisions and promoting ESG disclosure. The Principles and how we deal with them are set out below:

1.	Incorporate ESG into investment analysis and decision-making

JPMAM has a dedicated ESG team in London, located in the ‘front office’ in order to better advise analysts and portfolio managers regarding ESG issues. The ESG Team routinely benchmarks

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companies in our investment universe versus our Guidelines in order to identify outliers. This then drives our proxy voting and engagement activity. This engagement is ongoing and does not only occur at the time of an AGM. Fund managers in each region routinely take non-financial issues into account as part of the investment process where they have the potential to impact the valuation. For analyst-driven investment processes in London, our proprietary ESG scores are incorporated into analysts’ ratings and stock rankings.

2.	Be active owners and incorporate ESG into ownership policies and practices

JPMAM votes at nearly 10,000 AGMs in over 70 markets worldwide. Votes are investor-led and made on a case-by-case basis. There are ESG policy documents available for each region, as well as a Global Policy, all of which are updated at least annually. Fund managers in all locations undertake regular contact with senior managers of investee companies to discuss issues and promote the interests of our clients.

3.	Seek appropriate ESG disclosure in investee companies

JPMAM participates in a number of initiatives aimed at improving transparency and disclosure at investee companies, as well as stock exchanges, regulators and other bodies worldwide. As investors, we continually scrutinise companies’ Corporate Governance and Corporate Social Responsibility reports and encourage appropriate levels of disclosure.

4.	Promote the Principles

JPMAM works both independently and with industry bodies such as the NAPF, ABI and IMA to promote the Principles within the industry.

5.	Work together to enhance effectiveness

We also participate in joint investor networks such as ICGN, as well as engagement activity under the auspices of various local trade bodies. Where appropriate, we also work with our competitors in collective engagement exercises with companies.

6.	Report our activities

JPMAM produces detailed quarterly ESG activity reports for all of its clients, and also publishes summary information on its public website.

JPMAM is also a signatory to Carbon Disclosure Project. J.P. Morgan Chase is a signatory to the Equator Principles on managing social and environmental risk in project finance. For further information, see:

www.unpri.org

www.cdproject.net

www.equator-principles.com

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Produced by:

Robert G Hardy

Executive Director

Head of Corporate Governance

+44 20 7742 5736

robert.g.hardy@jpmorgan.com

Version 17.02

Published March 2015

For Investment Professional use only – not for retail use or distribution

This document has been produced for information purposes only and as such the views contained herein are not to be taken as an advice or recommendation to buy or sell any investment or interest thereto. Reliance upon information in this material is at the sole discretion of the reader. Any research in this document has been obtained and may have been acted upon by J.P. Morgan Asset Management for its own purpose. The results of such research are being made available as additional information and do not necessarily reflect the views of J.P.Morgan Asset Management. Any forecasts, figures, opinions, statements of financial market trends or investment techniques and strategies expressed are unless otherwise stated, J.P. Morgan Asset Management’s own at the date of this document. They are considered to be reliable at the time of writing, may not necessarily be all-inclusive and are not guaranteed as to accuracy. They may be subject to change without reference or notification to you. Both past performance and yield may not be a reliable guide to future performance and you should be aware that the value of securities and any income arising from them may fluctuate in accordance with market conditions. There is no guarantee that any forecast made will come to pass.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co and its affiliates worldwide. You should note that if you contact J.P. Morgan Asset Management by telephone those lines may be recorded and monitored for legal, security and training purposes. You should also take note that information and data from communications with you will be collected, stored and processed by J.P. Morgan Asset Management in accordance with the EMEA Privacy Policy which can be accessed through the following website http://www.jpmorgan.com/pages/privacy.

Issued in Continental Europe by JPMorgan Asset Management (Europe) Société à responsabilité limitée, European Bank & Business Centre, 6 route de Trèves, L-2633 Senningerberg, Grand Duchy of Luxembourg, R.C.S. Luxembourg B27900, corporate capital EUR 10.000.000.

Issued in the UK by JPMorgan Asset Management (UK) Limited which is authorised and regulated by the Financial Conduct Authority. Registered in England No. 01161446. Registered address: 25 Bank St, Canary Wharf, London E14 5JP, United Kingdom.

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Corporate Governance Policy & Voting Guidelines

C. Asia ex Japan

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I	PRINCIPLES

Corporate governance addresses the agency problems that are induced by the separation of ownership and control in the modern corporation. JPMAM is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients’ assets and we expect those companies to demonstrate high standards of governance in the management of their business.

We have set out below the principles which provide the framework for our corporate governance policy and proxy voting activity. Although the guidelines set out in this document apply to accounts managed from the Hong Kong and Singapore offices, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.

Fiduciary Priority. Our clients appoint us to manage their assets in order to maximize the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

Stewardship and Engagement. We believe that regular contact with the companies that we invest in is central to our investment process. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets. We encourage excellence in the management of companies through the considered application of best corporate governance practice.

Proxy Voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognized through the considered use of our clients’ votes.

Sustainability. We believe that non-financial factors such as social, environmental and sustainability issues can have an economic impact on our clients’ investments. We expect the companies in which we invest to behave in a manner consistent with these wider obligations.

Ongoing commitment. We are committed to reviewing our corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.

II	POLICY AND PROCEDURES

1	Proxy Committee

The JPMAM Asia Proxy Committee oversees the proxy voting process in the Asia ex Japan region. It is composed of senior officers from the investment and client services departments and supported by specialists from compliance and risk management. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Global Proxy Committee to which it reports.

2	Voting Policy

JPMAM manages the voting rights of the shares entrusted to it as it would manage any other asset. It is our policy to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security. So far as is practicable we will vote at all of the meetings called by companies in which we are invested.

Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

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At AGMs in Asia ex Japan markets, we will generally follow the recommendations of an independent proxy voting service provider for items that are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/ restructurings, takeover/ merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients’ best interests are served. The major routine matters in AGM are as follows:

1. Accept Financial Statement and Statutory Reports

2. Approve Dividend

3. Election and re-election of directors

4. Fix remuneration of directors

5. Appoint auditors and fix remunerations

6. Approve issuance of Equity or Equity-Linked Securities without pre-emptive rights

7. Approve repurchase of shares (up to 20% of issued capital)

8. Authorise reissuance of repurchased shares

Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients’ best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by case basis in conjunction with the portfolio manager in order to determine how our clients’ best interests are served.

To assist us with companies’ proxy voting proposals, we have retained the services of an independent proxy voting provider, who is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing us with a comprehensive analysis of each proxy proposal and providing us with recommendations on how to vote each proxy proposal based on our guidelines.

We have adopted procedures to recall shares on loan if a proposed major corporate event contemplates a shareholder vote to approve or to take other action. However, we may determine: (a) not to recall securities on loan if, in our judgment, the negative consequences to clients of recalling the loaned securities would outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in our judgment, the expense and administrative inconvenience or other burdens outweigh the benefits to clients of voting the securities.

Situations can sometimes arise where more than one JPMAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

In the event a JPMAM investment professional makes a recommendation in connection with an override, the investment professional must provide the appropriate Proxy Administrator with reasons supporting his recommendation and a certification that he received no communication in regard to the proxy that would violate either the JPMorgan Chase Safeguard Policy or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMAM’s interests and that of its clients and that he was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients’ interests.

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Conflicts of Interest

In order to maintain the integrity and independence of JPMAM’s proxy voting decisions, JPMorgan Chase has established formal barriers designed to restrict the flow of information amongst the asset management, securities, lending, investment banking and other divisions.

Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, will evaluate the potential conflict and make a recommendation on how to vote the proxy.

Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.

III	VOTING GUIDELINES

Annual Report

Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices. Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board.

The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

Legal disclosure varies from market to market. If, in our opinion, a company’s standards of disclosure are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned . Similar consideration would relate to the use of inappropriate accounting methods.

Dividends

Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

Auditors

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. We will vote against the appointment or reappointment of auditors who are not perceived as being independent.

Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive. Audit committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company’s total expenditure on consultancy. A mechanism should be in place to ensure that consultancy work is put out to competitive tender. We would oppose non-audit fees consistently exceeding audit fees where no explanation is given to shareholders.

Boards

We believe that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.

We are in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.

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Corporate Governance Policy & Voting Guidelines

Boards with more than 20 directors are considered to be excessively large.

We believe that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board’s decisions. We believe that as a minimum, all boards should have at least three independent directors, unless the company is of such a size that sustaining such a number would be an excessive burden. We will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

Board Committees

Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

Executive Directors’ Remuneration

Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration. We will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.

Directors’ Liability

In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

We will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

Directors over 70

We consider that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer him or herself for re-election each year.

Directors’ Contract

Generally, we believe that directors’ contracts should be of one year’s duration or less.

Non-Executive Directors

As stated earlier in these guidelines, JPMAM believes that a strong independent element to a board is important to the effective running of a company. In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets’ differing attitudes to director independence.

In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

Audit and Remuneration Committees should be composed exclusively of independent directors.

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Director Independence

We consider that a director will generally be deemed to be independent if he or she has no significant financial, family or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

Multiple Directorships

In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

Non-Executive Directors’ Remuneration

Non-executive directors should be paid but should not be awarded options.

Bonuses for Retiring Directors and Internal Statutory Auditors

We will generally vote Against proposals for retirement bonuses which will be paid to retirees including one or more directors or statutory auditors designated by companies as an outsider.

Issue of Equity

In most countries, company law requires that shareholder approval be obtained in order to increase the authorized share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMAM believes that any significant new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

JPMAM will vote in favour of increases in capital which enhance a company’s long-term prospects.

Issue of Debt

Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

JPMAM will vote in favour of proposals which will enhance a company’s long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

Share Repurchase Programs

Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMAM will vote in favour of such programs where the repurchase would be in the best interests of shareholders and where the company is not thought to be able to use the cash in a more useful way.

We will vote against such programs when shareholders’ interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

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Corporate Governance Policy & Voting Guidelines

Mergers and Acquisitions

JPMAM always reviews mergers and acquisitions on a case-by-case basis. As a general rule, we will favour mergers and acquisitions where the proposed transaction price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the offer terms.

Voting Rights

JPMAM believes in the fundamental principle of ‘one share, one vote’. Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; and voting rights should accrue in accordance with the shareholder’s equity capital commitment to the company.

Share Options

Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

We will generally vote against the cancellation and re-issue, re-pricing, of underwater options or the backdating of options.

Long Term Incentive Plans

A long term incentive plan can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

JPMAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

Charitable Issues

Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

Political Issues

JPMAM does not normally support the use of shareholder funds for political donations.

Poison Pills

Poison pills or shareholder rights plans, are devices designed to defend against a hostile takeover. Typically they give shareholders of a target company or a friendly party the right to purchase shares at a substantial discount to market value, or shares with special conversion rights in the event of a pre-defined triggering event such as a outsider’s acquisition of a certain percentage of stock.

JPMAM is fundamentally opposed to any artificial barrier to the efficient functioning of markets. The market for corporate control should ultimately be for shareholders, not managers to decide.

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Corporate Governance Policy & Voting Guidelines

JPMAM will generally vote against anti-takeover schemes and support proposals aimed at revoking existing plans. Where such devices exist, they should be fully disclosed to shareholders who should be given the opportunity to review them periodically.

Composite Resolutions

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or bundled resolutions, depending on the context.

JP Morgan Asset Management

Pacific Regional Group – Asia ex Japan

Asia Proxy Committee

March 2015

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Corporate Governance Policy & Voting Guidelines

D. Japan

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Corporate Governance Policy & Voting Guidelines

Basic Policy on Corporate Governance

JPMorgan Asset Management (Japan) Ltd adopted the Japanese version of the Stewardship Code in May 2014; subsequently in August 2014, we disclosed the steps we follow with regard to the 7 principles of the Code. We recognize the importance of corporate governance and we will continue with our efforts to engage with companies as responsible institutional investors.

We also positively evaluate the draft final proposal of the Corporate Governance Code released in March 2015, which we believe will serve to further enhance corporate governance in Japan.

1. Purpose of proxy voting

JPMorgan Asset Management (Japan) Ltd (AMJ) manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of AMJ to vote in a prudent and diligent manner, based exclusively on our reasonable judgment of what will best serve the financial interests of the beneficial owners of the security. When exercising our vote, our aim is to evaluate the governance of the company concerned and maximize returns to shareholders over the long term.

2. Proxy voting principles

•	We will vote at all of the meetings called by companies in which we are invested on behalf of our clients who have authorized us to vote.

•	In principle, we will not abstain or withhold our vote. This is to prevent the worst possible outcome, a shareholder meeting failing to meet its quorum and thereby not be effective.

•

It should be noted that AMJ scrutinises every proxy on a case-by-case basis, keeping in mind the best economic interests of our clients. We seek an improvement in the long term earnings or a prevention of deterioration in earnings of the company concerned.

•

Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or “bundled” resolutions. If any agenda item is couched in vague terms or lacking in explanation, so that it would be possible to interpret the item in a manner detrimental to the rights of shareholders, in principle we will not support such a proposal.

•

Our engagement with a company as a shareholder is not limited to voting at the shareholders’ meeting. In the course of meetings with company management, we encourage the exercise of sound management with due consideration for social, environmental and ethical issues and engagement with shareholders. For example, if an accident / incident or corporate misconduct which could negatively impact the company’s economic value occurs, we will seek the implementation and announcement of improvement plans and timely disclosure to shareholders as deemed appropriate.

This document provides the proxy voting guidelines and policy. It is also meant to encompass activities such as engagement with company management. We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important.

31st  March 2015

JPMorgan Asset Management (Japan) Ltd.

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Corporate Governance Policy & Voting Guidelines

Corporate Governance Guidelines

Distribution of income/Dividends and share buybacks

As investors, we are seeking sustainable earnings growth over the medium to long term and an expansion in shareholder value of the companies we invest in; thus we believe that concentrating solely on shareholders returns would not be appropriate. During different phases in a company’s development, we understand that the balance between retained earnings, capital expenditure and investment in the business, and returns to shareholders will change.

As a general rule, we will vote against any proposal for the appropriation of profits which involves a pay-out ratio of less than 50% (after taking into account other forms of pay-outs to shareholders such as share repurchase programs), if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings. Also, even in the event that the capital ratio is less than 50%, we will vote against management if the pay-out ratio is deemed to be strikingly low (after taking into account other forms of pay-outs such as share repurchase programs) without a valid reason. We believe that, in general, companies should target a total shareholder return of 30%. The guidelines above relating to a company’s capital ratio have not been applied in the case of financial institutions; the income allocation proposals for financial institutions have been assessed on a case by case basis. We note, however, that the capital ratio in the banking industry has improved in recent years and thus believe conditions look more favorable now for returns to shareholders to be enhanced. Thus we believe that financial institutions should also target a total shareholder return of 30%. In instances where we deem that further retention of earnings is no longer required, we believe a total shareholder return greater than 50% would be appropriate.

If the appropriation of profits is not tabled as an item at the annual general meeting, in principle, we will vote against the re-election of directors, in cases where the above conditions are not met.

In addition, we will oppose the dividend proposal where we believe it will prejudice the solvency or future prospects of the company.

When making our decision, we take into account the history of the company’s return to shareholders, not just the outcome of the most recent financial year.

Where a company seeks to amend its articles of association to allow the distribution of income by way of board resolution, we will generally vote against such a proposal unless the company has stated its intention of moving to quarterly dividend payments.

Boards and Directors

Election of Directors

We will generally support the election of directors. However, if the candidate(s) infringes our guidelines with regard to the independence of directors or the number of directors, we will not support the proposal.

In addition, in the case of the re-election of directors, we will vote against candidates who infringe our guidelines pertaining to the length of tenure, pay-out ratio, poorly performing companies, anti-social activities, cross shareholdings, stock options, anti-hostile takeover measures, mergers and acquisitions, capital raising, borrowing and share repurchase programmes. Also, we will not support the re-election of external board members (external directors and external statutory auditors) whose attendance at board meetings falls below 75%. Where there are no external board members, we will generally oppose the re-election of the representative director(s).

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Corporate Governance Policy & Voting Guidelines

Number of Directors

Boards with more than 15 directors are deemed excessively large, and AMJ will exercise its voting powers in favour of reducing large boards wherever possible. AMJ believes a board with 15 directors or less is appropriate in Japan as well. To ensure a swift management decision-making process, in principle, we will therefore vote against a resolution for the election of directors where the premise is that the board will consist of more than 15 directors.

Director’s Term of Office

Every director should be subject to a re-election process and we believe the term of office should be one year’s duration or less. We well support amendment to the articles reducing the director’s term of office to one year; in principle, we will vote against a proposal where the term exceeds one year.

Length of tenure

We will take the length of tenure into consideration when a director is subject to re-election. In particular, when a director who has served for a long period is offered for re-election, we will take factors such as the company’s performance during that time into consideration.

Separation of Chairman and CEO

AMJ believes it is preferable if the role of Chairman and CEO is separate in Japan as well.

External Directors on the Board of Directors

We encourage the election of multiple external directors on the board of directors. However, we also attach importance to the general composition of the board of directors (eg diversity and suitable balance in the background of the candidates), rather than concentrating purely on the number of external directors.

If there are no external directors on the board of directors or no candidates for external director at the AGM, in principle, we will vote against the election of the representative directors, such as the president of the company. When making our decision on this issue, we will not take the independence of the external director or the candidate for external director into consideration. We encourage the election of multiple external directors on the board of directors.

Independence of external directors

Even if the candidate for external director meets the standards of local Japanese requirements, we believe the following candidates cannot be deemed independent without adequate explanation from the company; we will judge such a candidate to be subject to a conflict of interest and oppose their election as an external director.

•	Was or is employed at an affiliate company

•	Was or is employed at a large shareholder or major business partner

•

Was or is employed at a legal firm, accounting firm, taxation firm, consultant or financial institution such as a bank where a business relationship exists with the company concerned so that a conflict of interest exists

•	An external director whose tenure exceeds 10 years.

Any other candidate who also appears subject to a conflict of interest will be opposed. These criteria apply equally to directors at boards with committees, boards with statutory auditors and boards with supervisory committees.

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Corporate Governance Policy & Voting Guidelines

We will generally support a proposal to change the structure of the board from a statutory auditor type to one with a board with committees. We support measures to delegate key oversight functions such as Remuneration, Nomination and Audit to independent committees. We will also generally support a change to a board with supervisory committee, provided the company provides a clear and rational explanation behind such a move.

Dismissal of Directors

In principle, we will vote against measures to make the dismissal of directors more difficult.

Election of Statutory Auditors

We will generally support the election of statutory auditors. In the case of the re-election of statutory auditors, we will vote against candidates who infringe our guidelines pertaining to anti-social activities.

Independence of external statutory auditors

Even if the candidate for external statutory auditor meets the standards of local Japanese requirements, we believe the following candidates cannot be deemed independent without adequate explanation from the company; we will judge such a candidate to be subject to a conflict of interest and oppose their election as an external statutory auditor.

•	Was or is employed at an affiliate company

•	Was or is employed at a large shareholder or major business partner

•

Was or is employed at a legal firm, accounting firm, taxation firm, consultant or financial institution such as a bank where a business relationship exists with the company concerned so that a conflict of interest exists

•	An external statutory auditor whose tenure exceeds 10 years.

Any other candidate who also appears subject to a conflict of interest will be opposed.

These criteria apply equally to candidates for alternate external statutory auditors.

Director’s Remuneration

The voting decision will be made in a comprehensive manner taking into account matters such as the recent trend in the company’s earnings. In principle, we will support shareholder resolutions in favour of the disclosure of individual director’s remuneration and bonus payments.

We support the disclosure of the structure of director’s remuneration and the linkage of director’s remuneration to the company’s performance.

In cases where there has been anti-social activity or the company has had poor performance, votes will be cast against the re-election of directors, where this is deemed appropriate. However, where there are no other appropriate proposals, we may vote against an increase in directors’ pay or the payment of bonuses.

Retirement bonus

The voting decision will be made in a comprehensive manner taking into account matters such as the recent trend in the company’s earnings. In principle, we will support shareholder resolutions in favour of the disclosure of individual director’s retirement bonus payments.

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Corporate Governance Policy & Voting Guidelines

AMJ will vote against

•	Golden parachutes

•	Retirement bonus payments to external directors and external statutory auditors.

In cases where there has been anti-social activity or the company has had poor performance, votes will be cast against the re-election of directors, where this is deemed appropriate. However, where there are no other appropriate proposals, we may vote against the payment of retirement bonuses to directors.

Stock Options

Long-term incentive arrangements, such as share option schemes and L-TIPs, should be dependent upon challenging performance criteria and there should be no award for below median performance. The terms should be clearly explained and fully disclosed to shareholders and participants. We will vote against the proposal if the terms are unclear. Deep discount stock option plans will only be supported if exercise is prohibited in the first three years following the award. We will generally vote against the cancellation and re-issue, re-testing or re-pricing, of underwater options. Transaction bonuses, or other retrospective ex-gratia payments, should not be made. In general, we will not support a proposal where the dilution from existing schemes and the new program requiring AGM approval exceeds 10%. AMJ believes that external directors and external statutory auditors, as well as third parties such as clients should not be participants in incentive schemes.

If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the stock option program, we may oppose the re-election of directors.

Appointment of external audit firms

Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. We will oppose an appointment where we believe a conflict of interest may exist.

Exemption from liability

Apart from those instances where local rules allow, in general, we will vote against a limitation in the legal liability of directors and statutory auditors.

We believe agreements should not be concluded with external audit firms exempting them from liability and we will oppose proposals to amend articles of association to permit the introduction of such agreements.

Poorly performing companies

During our scrutiny of management proposals at AGMs, we will be cognisant of the recent trend in a company’s earnings. For example, where a company has seen a recurring decline in earnings, recorded a large loss, or continuously reported a noticeably low level of return (such as a company with a permanently low ROE), we may determine the poor performance of the company needs to be reflected in our voting activity. (We do not have a ROE target as such, but look at the level and trend in ROE when evaluating companies). In such instances, AMJ will vote against the re-election of a director where shareholder value has been negatively impacted by the poor performance attributable to mistakes made during the director’s term.

Anti-social activities

This is an item included within a Japanese context. There is no strict definition of anti-social activity, but in this context refers to companies, for example, subject to official sanctions from their regulatory bodies or have

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violated the law during the fiscal year in question. In addition, companies which have caused severe social problems or through their actions negatively impacted earnings and caused a severe loss to shareholder value will be considered. Emphasis is placed on the possibility or otherwise of the impairment of shareholder value through these activities.

AMJ expects companies which have been involved in anti-social activities to disclose such activities to shareholders, together with the countermeasures and the remedial measures adopted. If the parties directly involved in the anti-social activity remain on the board of directors, in general, we will vote against the election of those directors and/or statutory auditors concerned. However, where there are no other appropriate proposals, we may vote against the directors’ remuneration, the payment of bonuses or retirement bonuses to directors, or the award of stock options.

Cross-shareholdings

This is an item included within a Japanese context. Where company hold shares or have cross-shareholdings, AMJ believes companies should provide a comprehensive explanation of its mid to long term strategy, including its finance strategy with due concern for capital costs, to shareholders. We expect the board to review the economic rationale and future prospects of its cross-shareholdings with a due regard for associated risks and returns, and articulate the purpose and reason underlying its shareholdings. We will consider voting against the re-election of directors where we believe the holdings of equities is inordinately high in comparison to its shareholders’ equity and the company has not sought to reduce its holdings.

Adoption of anti-hostile takeover measures

AMJ considers such measures on a case-by-case basis. In principle we will oppose such measures, unless it is clear such measures are necessary and effective and will serve to enhance shareholder value. AMJ will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. AMJ will vote against increases in capital where the increase in authorised capital would dilute shareholder value in the long-term. Also, if management adopts other measures which fulfill the function of an anti-hostile takeover measure without seeking shareholder approval, methods of expressing a vote against management will be determined as deemed appropriate.

In a Japanese context, the following are among the steps we believe that can be viewed as “poison pill” equivalents: 1) MPO financings; 2) increases in authorized share capital without adequate explanation; 3) large scale dilution to parties other than shareholders; 4) issuance of “golden shares”; 5) deliberate changes as to the timing of re-election of directors; 6) lengthy extensions to the directors’ term. From the viewpoint of the safeguarding of shareholder rights, we will oppose the re-election of directors, for example, in this context.

Issue of classified stock

We will oppose the issue of classified stock without a rational explanation regarding the purpose of such a means of fund-raising.

Increase in the authorized share capital

AMJ will vote against the increase in the authorized share capital when we believe this will be detrimental to shareholder value.

Capital Increase

Capital increases will be judged on a case-by-case basis depending on its purpose. AMJ will vote against capital increases if the purpose is to defend against a takeover.

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When new shares are issued, in principle, we believe existing shareholders should be given precedence. Even if this is not the case, we will look at each instance with due care.

If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding a capital increase during the fiscal year in question, we will oppose the election of directors.

Borrowing of Funds

AMJ will vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the borrowing of funds, we will oppose the re-election of directors.

Share Repurchase Programs

AMJ will vote in favour of share repurchase programs if it leads to an increase in the value of the company’s shares. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the share repurchase program, we will oppose the re-election of directors.

Mergers/Acquisitions

Mergers and acquisitions must only be consummated at a price representing fair value. If there is no opportunity to indicate our view at the shareholders meeting and we hold a negative view regarding the merger/acquisition, we will oppose the re-election of directors.

Social and Environmental Issues

Companies have a social responsibility towards its employees, other stakeholders, the society at large with due regard for the environment. We do believe, however, that where sustainability issues are the subject of a proxy vote, a distinction needs to be made between shareholder proposals which are being used by activist groups to target companies as a means of promoting single-issue agendas which can impair shareholder value and limit the power of management, and those which are constructive with the aim of improving the society and the environment in a meaningful manner. AMJ will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

AMJ does not exclude specific assets or types of assets on purely social, environmental or ethical criteria (unless specifically requested by clients). We do, however, engage with company management on sustainability issues as part of the analytical process.

Conflicts of Interest

In order to maintain the integrity and independence of AMJ’s proxy-voting decisions, without undue influence from business relations with investee companies and to avoid conflicts of interest, AMJ refers to the view of third party governance specialists to form an objective and rational judgment.

There is a possibility that conflicts of interest may arise with other group companies within the JPMorgan Chase (the ultimate parent company of JPMAM) group as such companies may be providing funds or acting as the underwriter for investee companies. In order to maintain the integrity and independence of AMJ’s proxy-voting

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decisions, JPMorgan Chase has established formal barriers designed to restrict the flow of information between its securities, lending, investment banking and other divisions to investment professionals in the Asset Management division.

Nonetheless, where a potential material conflict of interest has been identified, AMJ, within the scope permitted by regulations and with clients, will call upon an independent third-party to make the voting decision, or it will contact individual clients to approve any voting decision, or may elect not to vote.

Shareholder proposals

We will apply the same standards for all proposals with the aim of improving shareholder value. Therefore, whether the proposal has been made by management or by a shareholder will not influence our decision making.

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Jennison Associates LLC

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

Loomis, Sayles & Company, L.P.

Proxy Voting Policies and

Procedures

June 30, 2004

AMENDED

March 31, 2005

May 16, 2005

March 31, 2007

August 30, 2007

March 31, 2008

June 25, 2008

September 22, 2009

April 1, 2010

February 15, 2011

April 25, 2011

March 5, 2012

May 10, 2012

February 11, 2013

February 7, 2014

September 8, 2014

June 8, 2015

September 1, 2015

Proxy Voting Policies and Procedures

Loomis, Sayles & Company, L.P. September 2015 All Rights Reserved	2

Proxy Voting Policies and Procedures

Loomis, Sayles & Company, L.P. September 2015 All Rights Reserved	3

Proxy Voting Policies and Procedures

Loomis, Sayles & Company, L.P. September 2015 All Rights Reserved	4

Proxy Voting Policies and Procedures

1.	GENERAL

A.	Introduction.

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) will vote proxies on behalf of a client if, in its investment management agreement (“IMA”) with Loomis Sayles, the client has delegated to Loomis Sayles the authority to vote proxies on its behalf. With respect to IMAs executed with clients prior to June 30, 2004, Loomis Sayles assumes that the proxy voting authority assigned by Loomis Sayles at account setup is accurate unless the client or their representative has instructed Loomis Sayles otherwise. Loomis Sayles has adopted and implemented these policies and procedures (“Proxy Voting Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interest of clients, in accordance with Loomis Sayles’ fiduciary duties, SEC rule 206(4)-6 under the Investment Advisers Act of 1940 and Staff Legal Bulletin No. 20 (June 30, 2014). In addition to SEC requirements governing advisers, its Proxy Voting Procedures reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 08-2, 29 C.F.R. 2509.08-2 (October 17, 2008).

Loomis Sayles uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis Sayles has voting authority. Loomis Sayles will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

B.	General Guidelines.

The following guidelines will apply when voting proxies on behalf of accounts for which Loomis Sayles has voting authority.

1.	Client’s Best Interest. Loomis Sayles’ Proxy Voting Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of clients. When considering the best interest of clients, Loomis Sayles has determined that this means the best investment interest of its clients as shareholders of the issuer. Loomis Sayles has established its Proxy Voting Procedures to assist it in making its proxy voting decisions with a view to enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Loomis Sayles will vote against proposals that it believes could adversely impact the current or potential market value of the issuer’s securities during the expected holding period.

2.	Client Proxy Voting Policies. Rather than delegating proxy voting authority to Loomis Sayles, a client may (1) retain the authority to vote proxies on securities in its account, (2) delegate voting authority to another party or (3) instruct Loomis Sayles to vote proxies according to a policy that differs from that of Loomis Sayles. Loomis Sayles will honor any of these instructions if the client includes the instruction in writing in its IMA or in a written instruction from a person authorized under the IMA to give such instructions. If Loomis incurs additional costs or expenses in following any such instruction, Loomis may request payment of such additional costs or expenses from the client.

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3.	Stated Policies. These policies identify issues where Loomis Sayles will (1) generally vote in favor of a proposal, (2) generally vote against a proposal, (3) generally vote as recommended by the proxy voting service and (4) specifically consider its vote for or against a proposal. However, these policies are guidelines and each vote may be cast differently than the stated policy, taking into consideration all relevant facts and circumstances at the time of the vote.

4.	Abstain from Voting. Our policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Loomis Sayles will abstain in cases where the impact of the expected costs involved in voting exceeds the expected benefits of the vote such as where foreign corporations follow share-blocking practices or where proxy material is not available in English. Loomis Sayles will vote against ballot issues where the issuer does not provide sufficient information to make an informed decision. In addition, there may be instances where Loomis Sayles is not able to vote proxies on a client’s behalf, such as when ballot delivery instructions have not been processed by a client’s custodian, the Proxy Voting Service has not received a ballot for a client’s account or under other circumstances beyond Loomis Sayles’ control.

5.	Oversight. All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis Sayles’ Proxy Committee has established these routine policies in what it believes are the client’s best interests.

6.	Availability of Procedures. Upon request, Loomis Sayles provides clients with a copy of its Proxy Voting Procedures, as updated from time to time. In addition, Loomis Sayles includes its Proxy Voting Procedures and/or a description of its Proxy Voting Procedures on its public website, www.loomissayles.com, and in its Form ADV, Part II.

7.	Disclosure of Vote. Upon request, a client can obtain information from Loomis Sayles on how its proxies were voted. Any client interested in obtaining this information should contact its Loomis Sayles representatives.

8.	Disclosure to Third Parties. Loomis Sayles’ general policy is not to disclose to third parties how it (or its voting delegate) voted a client’s proxy except that for registered investment companies, Loomis Sayles makes disclosures as required by Rule 30(b)(1)-(4) under the Investment Company Act of 1940 and, from time to time at the request of client groups, Loomis may make general disclosures (not specific as to client) of its voting instructions.

C.	Proxy Committee.

1.	Proxy Committee. Loomis Sayles has established a Proxy Committee. The Proxy Committee is composed of representatives of the Equity Research department and the Legal & Compliance department and other

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employees of Loomis Sayles as needed. In the event that any member is unable to participate in a meeting of the Proxy Committee, his or her designee acts on his or her behalf. A vacancy in the Proxy Committee is filled by the prior member’s successor in position at Loomis Sayles or a person of equivalent experience. Each portfolio manager of an account that holds voting securities of an issuer or analyst covering the issuer or its securities may be an ad hoc member of the Proxy Committee in connection with the vote of proxies.

2.	Duties. The specific responsibilities of the Proxy Committee include,

a.	to develop, authorize, implement and update these Proxy Voting Procedures, including:

(i) annual review of these Proxy Voting Procedures to ensure consistency with internal policies and regulatory agency policies,

(ii) annual review of existing voting guidelines and development of additional voting guidelines to assist in the review of proxy proposals, and

(iii) annual review of the proxy voting process and any general issues that relate to proxy voting;

b.	to oversee the proxy voting process, including:

(i) overseeing the vote on proposals according to the predetermined policies in the voting guidelines,

(ii) directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration,

(iii) consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate, and

(iv) periodically sampling or engaging an outside party to sample proxy votes to ensure they comply with the Proxy Voting Procedures and are cast in accordance with the clients’ best interests;

c.	to engage and oversee third-party vendors, such as Proxy Voting Services, including:

(i) determining whether a Proxy Voting Service has the capacity and competency to adequately analyze proxy issues by considering:

(a) the adequacy and quality of the Proxy Voting Service’s staffing and personnel, and

(b) the robustness of the Proxy Voting Service’s policies and procedures regarding its ability to ensure that its recommendations are based on current and accurate information and to identify and address any relevant conflicts of interest,

(ii) providing ongoing oversight of Proxy Voting Services to ensure that proxies continue to be voted in the best interests of clients,

(iii) receiving and reviewing updates from Proxy Voting Services regarding relevant business changes or changes to Proxy Voting Services’ conflict policies and procedures, and

(iv) in the event that the Proxy Committee becomes aware that a Proxy Voting Service’s recommendation was based on a material factual error, investigating the error, considering the nature of

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the error and the related recommendation, and determining whether the Proxy Voting Service has taken reasonable steps to reduce the likelihood of similar errors in the future; and

d.	to develop and/or modify these Proxy Voting Procedures as appropriate or necessary.

3.	Standards.

a.	When determining the vote of any proposal for which it has responsibility, the Proxy Committee shall vote in the client’s best interest as described in section 1(B)(1) above. In the event a client believes that its other interests require a different vote, Loomis Sayles shall vote as the client instructs if the instructions are provided as required in section 1(B)(2) above.

b.	When determining the vote on any proposal, the Proxy Committee shall not consider any benefit to Loomis Sayles, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

4.	Charter. The Proxy Committee may adopt a Charter, which shall be consistent with these Proxy Voting Procedures. Any Charter shall set forth the Committee’s purpose, membership and operation and shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal (e.g., he or she is a portfolio manager for an account of the issuer).

D.	Conflicts of Interest.

Loomis Sayles has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in these Proxy Voting Procedures. Second, where these Proxy Voting Procedures allow for discretion, Loomis Sayles will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis Sayles may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis Sayles who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

E.	Recordkeeping and Disclosure.

Loomis Sayles or its Proxy Voting Service will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures and its charter; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created

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by Loomis Sayles that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Loomis Sayles’ written response to any (written or oral) client request for such records.

Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Loomis Sayles.

Loomis Sayles will provide disclosure of its Proxy Voting Procedures as well as its voting record as required under applicable SEC rules.

2.	PROPOSALS USUALLY VOTED FOR

Proxies involving the issues set forth below generally will be voted FOR.

Adjustments to Par Value of Common Stock: Vote for management proposals to reduce the par value of common stock.

Annual Election of Directors: Vote for proposals to repeal classified boards and to elect all directors annually.

Appraisal Rights: Vote for proposals to restore, or provide shareholders with, rights of appraisal.

Authority to Issue Shares (for certain foreign issuers): Vote for proposals by boards of non-US issuers where: (1)  the board’s authority to issue shares with preemptive rights is limited to no more than 66% of the issuer’s issued ordinary share capital; or (2)  the board’s authority to issue shares without preemptive rights is limited to no more than 5% of the issuer’s issued ordinary share capital, to the extent such limits continue to be consistent with the guidelines issued by the Association of British Insurers and other UK investor bodies; and the recommendations of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Blank Check Preferred Authorization:

A. Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, and expressly states conversion, dividend, distribution and other rights.

B. Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

C. Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

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Chairman and CEO are the Same Person: Vote for proposals that would require the positions of chairman and CEO to be held by different persons.

Changing Corporate Name: Vote for changing the corporate name.

Confidential Voting: Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote for management proposals to adopt confidential voting.

Cumulative Voting: Vote for proposals to permit cumulative voting, except where the issuer already has in place a policy of majority voting.

Delivery of Electronic Proxy Materials: Vote for proposals to allow electronic delivery of proxy materials to shareholders.

Director Nominees in Uncontested Elections:

A. Vote for proposals involving routine matters such as election of directors, provided that two-thirds of the directors would be independent and affiliated or inside nominees do not serve on any board committee.

B. Vote against nominees that are CFOs and, generally, against nominees that the Proxy Voting Service has identified as not acting in the best interest of shareholders. Vote against nominees that have attended less than 75% of board and committee meetings. Vote against affiliated or inside nominees who serve on a board committee or if two thirds of the board would not be independent. Vote against governance or nominating committee members if there is no independent lead or presiding director and if the CEO and chairman are the same person. Generally, vote against audit committee members if auditor ratification is not proposed, except in cases involving mutual fund board members, who are not required to submit auditor ratification for shareholder approval pursuant to Investment Company Act of 1940 rules. Vote against compensation committee members when the Proxy Voting Service recommends a vote against the issuer’s “say on pay” advisory vote. A recommendation of the Proxy Voting Service will generally be followed when electing directors of foreign companies.

C. Generally, vote against all members of a board committee and not just the chairman or a representative thereof in situations where the Proxy Voting Service finds that the board committee has not acted in the best interest of shareholders.

D. Vote as recommended by the Proxy Voting Service when directors are being elected as a slate and not individually.

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Director Related Compensation: Vote for proposals that are required by and comply with the applicable statutory or listing requirements governing the issuer. Review on a case-by-case basis all other proposals.

Election of CEO Director Nominees: Vote for a CEO director nominee that sits on less than four U.S.-domiciled company boards and committees. Vote against a CEO director nominee that sits on four or more U.S.-domiciled boards and committees. Vote for a CEO director nominees of non-U.S.-domiciled companies that sit on more than 4 non-U.S.-domiciled company boards and committees.

Election of Mutual Fund Trustees: Vote for nominees who oversee less than 60 mutual fund portfolios. Vote against nominees who oversee 60 or more mutual fund portfolios that invest in substantially different asset classes (e.g., if the applicable portfolios include both fixed income funds and equity funds). Vote on a case-by-case basis for or against nominees who oversee 60 or more mutual fund portfolios that invest in substantially similar asset classes (e.g., if the applicable portfolios include only fixed income funds or only equity funds).

Equal Access: Vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Fair Price Provisions:

A. Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

B. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Golden and Tin Parachutes:

A. Vote for shareholder proposals to have golden (top management) and tin (all employees) parachutes submitted for shareholder ratification.

B. Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

Greenshoe Options (French issuers only): Vote for proposals by boards of French issuers in favor of greenshoe options that grant the issuer the flexibility to increase an over-subscribed securities issuance by up to 15% so long as such increase takes place on the same terms and within thirty days of the initial issuance, provided that the recommendation of the issuer’s board and the Proxy Voting Service are in agreement. Review on a case-by-case basis proposals that do not meet the above criteria.

Independent Audit, Compensation and Nominating Committees: Vote for proposals requesting that the board audit, compensation and/or nominating committees include independent directors exclusively.

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Independent Board Chairman:

A. Vote for shareholder proposals that generally request the board to adopt a policy requiring its chairman to be “independent,” as defined by a relevant exchange or market with respect to any issuer whose enterprise value is, according to the Proxy Voting Service, greater than or equal to $10 billion.

B. Vote such proposals on a case-by-case basis when, according to the Proxy Voting Service, the issuer’s enterprise value is less than $10 billion.

Majority Voting: Vote for proposals to permit majority rather than plurality or cumulative voting for the election of directors/trustees.

OBRA (Omnibus Budget Reconciliation Act)-Related Compensation Proposals:

A. Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

B. Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

C. Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

D. Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

Ratifying Auditors:

A. Generally vote for proposals to ratify auditors.

B. Vote against ratification of auditors where an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position. In general, if non-audit fees amount to 35% or more of total fees paid to a company’s auditor we will vote against ratification and against the members of the audit committee.

C. Vote against ratification of auditors and vote against members of the audit committee where it is known that an auditor has negotiated an alternative dispute resolution procedure.

Reverse Stock Splits: Vote for management proposals to reduce the number of outstanding shares available through a reverse stock split.

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Right to Adjourn: Vote for the right to adjourn in conjunction with a vote for a merger or acquisition or other proposal, and vote against the right to adjourn in conjunction with a vote against a merger or acquisition or other proposal.

Right to Call a Special Meeting: Vote for proposals that set a threshold of 10% of the outstanding voting stock as a minimum percentage allowable to call a special meeting of shareholders. Vote against proposals that increase or decrease the threshold from 10%.

Share Cancellation Programs: Vote for management proposals to reduce share capital by means of cancelling outstanding shares held in the issuer’s treasury.

Shareholder Ability to Alter the Size of the Board:

A. Vote for proposals that seek to fix the size of the board.

B. Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

Shareholder Ability to Remove Directors: Vote for proposals to restore shareholder ability to remove directors with or without cause and proposals that permit shareholders to elect directors to fill board vacancies.

Share Repurchase Programs: Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends: Generally vote for management proposals to increase common share authorization, provided that the increase in authorized shares following the split or dividend is not greater than 100 percent of existing authorized shares.

White Squire Placements: Vote for shareholder proposals to require shareholder approval of blank check preferred stock issues.

Written Consent: Vote for proposals regarding the right to act by written consent when the Proxy Voting Service recommends a vote for the proposal. Proposals regarding the right to act by written consent where the Proxy Voting Service recommends a vote against will be sent to the Proxy Committee for determination.

3.	PROPOSALS USUALLY VOTED AGAINST

Proxies involving the issues set forth below generally will be voted AGAINST.

Common Stock Authorization: Vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company. A recommendation of the Proxy Voting Service will generally be followed.

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Director and Officer Indemnification and Liability Protection:

A. Proposals concerning director and officer indemnification and liability protection that limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care, or that would expand coverage beyond just legal expenses to acts, such as gross negligence, that are more serious violations of fiduciary obligations than mere carelessness.

B. Vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only if the director’s legal expenses would be covered.

Shareholder Ability to Act by Written Consent: Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Shareholder Ability to Call Special Meetings: Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Shareholder Ability to Remove Directors:

A. Vote against proposals that provide that directors may be removed only for cause.

B. Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Share Retention by Executives: Generally vote against shareholder proposals requiring executives to retain shares of the issuer for fixed periods unless the board and the Proxy Voting Service recommend voting in favor of the proposal.

Staggered Director Elections: Vote against proposals to classify or stagger the board.

Stock Ownership Requirements: Generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

Supermajority Shareholder Vote Requirements: Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Term of Office: Vote against shareholder proposals to limit the tenure of outside directors.

Unequal Voting Rights:

A. Vote against dual class exchange offers and dual class recapitalizations.

B. Vote, on a case-by-case basis, proposals to eliminate an existing dual class voting structure.

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4.	PROPOSALS USUALLY VOTED AS RECOMMENDED BY THE PROXY VOTING SERVICE

Proxies involving compensation issues, not limited to those set forth below, generally will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis.

401(k) Employee Benefit Plans: Vote for proposals to implement a 401(k) savings plan for employees.

Compensation Plans: Votes with respect to compensation plans generally will be voted as recommended by the Proxy Voting Service.

Employee Stock Ownership Plans (“ESOPs”): Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares). A recommendation of the Proxy Voting Service will generally be followed.

Executive Compensation Advisory Resolutions (“Say-on-Pay”): A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote for shareholder proposals to permit non-binding advisory votes on executive compensation.

B. Non-binding advisory votes on executive compensation will be voted as recommended by the Proxy Voting Service.

C. Vote for a 3 year review of executive compensation when a recommendation of the Proxy Voting Service is for the approval of the executive compensation proposal, and vote for an annual review of executive compensation when the Proxy Voting Service is against the approval of the executive compensation proposal.

Non-Material Miscellaneous Bookkeeping Proposals: A recommendation of the Proxy Voting Service will generally be followed regarding miscellaneous bookkeeping proposals of a non-material nature.

Preemptive Rights: Votes with respect to preemptive rights generally will be voted as recommended by the Proxy Voting Service subject to Common Stock Authorization requirements above.

Stock Option Plans: A recommendation of the Proxy Voting Service will generally be followed using the following as a guide:

A. Vote against plans which expressly permit repricing of underwater options.

B. Vote against proposals to make all stock options performance based.

C. Vote against stock option plans that could result in an earnings dilution above the company specific cap considered by the Proxy Voting Service.

D. Vote for proposals that request expensing of stock options.

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Proxy Voting Policies and Procedures

Technical Amendments to By-Laws: A recommendation of the Proxy Voting Service will generally be followed regarding technical or housekeeping amendments to by-laws or articles designed to bring the by-laws or articles into line with current regulations and/or laws.

5.	PROPOSALS REQUIRING SPECIAL CONSIDERATION

The Proxy Committee will vote proxies involving the issues set forth below generally on a case-by-case basis after review. Proposals on many of these types of matters will typically be reviewed with the analyst following the company before any vote is cast.

Asset Sales: Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Bundled Proposals: Review on a case-by-case basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Charitable and Political Contributions and Lobbying Expenditures: Votes on proposals regarding charitable contributions, political contributions, and lobbying expenditures, should be considered on a case-by-case basis. Votes for UK issuers concerning political contributions will be voted for if the issuer states that (a) it does not intend to make any political donations or incur any expenditures in respect to any political party in the EU; and (b) the proposal is submitted to ensure that the issuer does not inadvertently breach the Political Parties, Elections and Referendums Act 2000 and sections 366 and 367 of the Companies Act 2006.

Compensation in the Event of a Change in Control: Votes on proposals regarding executive compensation in the event of a change in control of the issuer should be considered on a case-by-case basis.

Conversion of Debt Instruments: Votes on the conversion of debt instruments should be considered on a case-by-case basis after the recommendation of the relevant Loomis Sayles equity or fixed income analyst is obtained.

Corporate Restructuring: Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

Counting Abstentions: Votes on proposals regarding counting abstentions when calculating vote proposal outcomes should be considered on a case-by-case basis.

Debt Restructurings: Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Consider the following issues: Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

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Change in Control - Will the transaction result in a change in control of the company? Bankruptcy – Loomis Sayles’ Corporate Actions Department is responsible for consents related to bankruptcies and debt holder consents related to restructurings.

Delisting a Security: Review on a case-by-case basis all proposals to delist a security from an exchange.

Director Nominees in Contested Elections: Votes in a contested election of directors or vote no campaign must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Disclosure of Prior Government Service: Review on a case-by-case basis all proposals to disclose a list of employees previously employed in a governmental capacity.

Environmental and Social Issues: Proxies involving social and environmental issues, not limited to those set forth below, frequently will be voted as recommended by the Proxy Voting Service but may, in the consideration of the Proxy Committee, be reviewed on a case-by-case basis if the Proxy Committee believes that a particular proposal (i) could have a significant impact on an industry or issuer (ii) is appropriate for the issuer and the cost to implement would not be excessive, (iii) is appropriate for the issuer in light of various factors such as reputational damage or litigation risk or (iv) is otherwise appropriate for the issuer.

Animal Rights: Proposals that deal with animal rights.

Energy and Environment: Proposals that request companies to file the CERES Principles.

Equal Employment Opportunity and Discrimination: Proposals regarding equal employment opportunities and discrimination.

Human Resources Issues: Proposals regarding human resources issues.

Maquiladora Standards and International Operations Policies: Proposals relating to the Maquiladora Standards and international operating policies.

Military Business: Proposals on defense issues.

Northern Ireland: Proposals pertaining to the MacBride Principles.

Product Integrity and Marketing: Proposals that ask companies to end their production of legal, but socially questionable, products.

Third World Debt Crisis: Proposals dealing with third world debt.

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Golden Coffins: Review on a case-by-case basis all proposals relating to the obligation of an issuer to provide remuneration or awards to survivors of executives payable upon such executive’s death.

Greenmail:

A. Vote for proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

B. Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Liquidations: Votes on liquidations should be made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Mergers and Acquisitions: Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

Mutual Fund Distribution Agreements: Votes on mutual fund distribution agreements should be evaluated on a case-by-case basis.

Mutual Fund Fundamental Investment Restrictions: Votes on amendments to a mutual fund’s fundamental investment restrictions should be evaluated on a case-by-case basis.

Mutual Fund Investment Advisory Agreement: Votes on mutual fund investment advisory agreements should be evaluated on a case-by-case basis.

Poison Pills:

A. Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

B. Review on a case-by-case basis shareholder proposals to redeem a company’s poison pill.

C. Review on a case-by-case basis management proposals to ratify a poison pill.

Proxy Access: Proposals to allow shareholders to nominate their own candidates for seats on a board should be evaluated on a case-by-case basis.

Proxy Contest Defenses: Generally, proposals concerning all proxy contest defenses should be evaluated on a case-by-case basis.

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Reimburse Proxy Solicitation Expenses: Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

Reincorporation Proposals: Proposals to change a company’s domicile should be examined on a case-by-case basis.

Shareholder Advisory Committees: Review on a case-by-case basis proposals to establish a shareholder advisory committee.

Shareholder Proposals to Limit Executive and Director Pay:

A. Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

B. Review on a case-by-case basis (i) all shareholder proposals that seek to limit executive and director pay and (ii) all advisory resolutions on executive pay other than shareholder resolutions to permit such advisory resolutions. Vote against proposals to link all executive or director variable compensation to performance goals.

Spin-offs: Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

State Takeover Statutes: Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

Tender Offer Defenses: Generally, proposals concerning tender offer defenses should be evaluated on a case-by-case basis.

Loomis, Sayles & Company, L.P. September 2015 All Rights Reserved	19

Massachusetts Financial Services Company

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2016

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C	Records Retention; and

D.	Reports.

A.	VOTING GUIDELINES

1.	General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B.	ADMINISTRATIVE PROCEDURES

1.	MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2.	Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

[1]	For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

b.	If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund’s prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.	Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.	Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In certain types of votes (e.g. mergers and acquisitions, proxy contests, capitalization matters, potentially excessive executive compensation issues, or certain shareholder proposals) a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS investment analysts and/or portfolio managers.2 However, the MFS Proxy Voting Committee will ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.	Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

[2]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

6.	Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.	Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C.	RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.	REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

MetLife Investment Advisors, LLC

METLIFE INVESTMENT ADVISORS, LLC

SUMMARY DESCRIPTION OF PROXY VOTING POLICIES AND PROCEDURES

MetLife Investment Advisors, LLC (“MLIA”) has adopted policies and procedures (the “Policies”) that govern how MLIA votes the securities owned by its United States advisory clients for which MLIA exercises voting authority and discretion (the “Proxies”). The Policies have been designed to ensure that Proxies are voted in the best interests of our United States clients in accordance with our fiduciary duties, Rule 206(4)-6 under the Investment Advisers Act of 1940 and other applicable law. The Policies do not apply to any client that has explicitly retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party.

The guiding principle by which MLIA votes on all matters submitted to security holders is the maximization of economic value of client holdings. MLIA does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, this guiding principle. The Policies are designed to ensure that material conflicts of interest on the part of MLIA or its affiliates do not affect voting decisions on behalf of clients.

MLIA and its affiliates have carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MLIA on behalf of its clients must be made in the best interest of the clients and with the intent to maximize the economic value of clients’ securities holdings, MLIA has adopted detailed proxy voting guidelines (the “Guidelines”) that set forth how MLIA plans to vote on specific matters presented for shareholder vote. The indicated vote in the Guidelines is the governing position on any matter specifically addressed by the Guidelines.

Because the Guidelines have been pre-established by MLIA and its affiliates, application of the Guidelines to vote Proxies should adequately address most material conflicts of interest. MLIA, however, reserves the right to override the Guidelines (an “Override”) with respect to a particular shareholder vote when such an Override is consistent with the guiding principle of seeking the maximization of economic value to clients, taking into consideration all relevant facts and circumstances at the time of the vote. In connection with any Override, the Proxy Committee, which is comprised of senior MetLife investment personnel, and legal and compliance personnel and which includes at least one officer of MLIA, must first make a determination whether there is any material conflict of interest between MLIA or any of its affiliates, on the one hand, and the relevant advisory clients, on the other. Overrides are subject to specific procedures designed to ensure that voting decisions are not influenced by material conflicts of interest. Certain other aspects of the administration of the Policies are also governed by the Proxy Committee.

MLIA has retained Institutional Shareholder Services (“ISS”) to handle the administrative aspects of voting proxies for the accounts of MLIA’s advisory clients. ISS monitors the accounts and their holdings to be sure that all Proxies are received and votes are cast in accordance with the Guidelines provided by MLIA. In addition, there may be situations involving matters presented for shareholder vote that are not governed by the Guidelines. In order to address that issue, MLIA has subscribed to a service offered by ISS called “Smart Voter Plus.” Under the Smart Voter Plus service, any proxy that is not governed by the Guidelines will be voted in accordance with ISS’ guidelines, which have been reviewed and approved by Counsel (for the purposes hereof, Counsel means a member of the Investments Section of the Law Department of MetLife, Inc.). In addition, the Index Strategies Department (“MIS”) regularly monitors matters presented for shareholder vote and tracks the voting of the Proxies.

Clients may obtain a copy of the Policies and information regarding how MLIA voted securities held in their accounts, by contacting the MIS at (973) 355-4000.

The Policies are subject to change at any time without notice.

Morgan Stanley Investment Management Inc.

September 2015

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.	POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Investment Management (Japan) Co. Limited and Morgan Stanley Investment Management Private Limited (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies unless the investment management or investment advisory agreement explicitly authorizes the MSIM Affiliate to vote proxies.

MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In addition to voting proxies at portfolio companies, MSIM routinely engages with the management or board of companies in which we invest on a range of governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Retention and Oversight of Proxy Advisory Firms - ISS and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations.

MSIM has retained Research Providers to analyze proxy issues and to make vote recommendations on those issues. While we may review and utilize the recommendations of one or more Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. MSIM votes all proxies based on its own proxy voting policies in the best interests of each client. In addition to research, ISS provides vote execution, reporting, and recordkeeping services to MSIM.

As part of MSIM’s ongoing oversight of the Research Providers, MSIM performs periodic due diligence on the Research Providers. Topics of the reviews include, but are not limited to,conflicts of interest, methodologies for developing their policies and vote recommendations, and resources.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.	GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of our clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.	Routine Matters.

We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e., an uncontested corporate transaction), the adjournment request will be supported. We do not support proposals that allow companies to call a special meeting with a short (generally two weeks or less) time frame for review.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.	Board of Directors.

1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In vote decisions, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems; if we believe the board is acting with insufficient independence between the board and management; or if we believe the board has not been sufficiently forthcoming with information on key governance or other material matters.

b.	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent.

i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent. In markets where board independence is not the norm (e.g. Japan), however, we consider factors including whether a board of a controlled company includes independent members who can be expected to look out for interests of minority holders.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

c.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation/remuneration, nominating/governance or audit committee.

d.	We consider withholding support from or voting against nominees if the term for which they are nominated is excessive. We consider this issue on a market-specific basis.

e.	We consider withholding support from or voting against nominees if in our view there has been insufficient board renewal (turnover), particularly in the context of extended poor company performance.

f.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

g.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also consider voting against the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

h.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

i.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

j.	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies), although we also may reference National Association of Corporate Directors guidance suggesting that public company CEOs, for example, should serve on no more than two outside boards given level of time commitment required in their primary job.

k.	We consider withholding support from or voting against a nominee where we believe executive remuneration practices are poor, particularly if the company does not offer shareholders a separate “say-on-pay” advisory vote on pay.

2.	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of disclosed actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.

Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to gender, race or other factors.

5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider proposals on procedures for inclusion of shareholder nominees and to have those nominees included in the company’s proxy statement and on the company’s proxy ballot on a case-by-case basis. Considerations include ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group.

7.	Reimbursement for dissident nominees: We generally support well-crafted U.S. shareholder proposals that would provide for reimbursement of dissident nominees elected to a board, as the cost to shareholders in electing such nominees can be factored into the voting decision on those nominees.

8.

Proposals to elect directors more frequently: In the U.S. public company context, we usually support shareholder and management proposals to elect all directors annually (to “declassify” the board), although we make an exception to this policy where we believe that long-term shareholder value may be harmed by this change given particular circumstances at the company at the time of the vote on such proposal. As indicated above, outside the United States we generally support greater accountability to shareholders that comes through more frequent director elections, but recognize that many markets embrace longer term lengths, sometimes for valid reasons given other aspects of the legal context in electing boards.

9.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

10.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint an independent Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context. In the United States, we consider such proposals on a case-by-case basis, considering, among other things, the existing board leadership structure, company performance, and any evidence of entrenchment or perceived risk that power is overly concentrated in a single individual.

11.	Director retirement age and term limits: Proposals setting or recommending director retirement ages or director term limits are voted on a case-by-case basis that includes consideration of company performance, the rate of board renewal, evidence of effective individual director evaluation processes, and any indications of entrenchment.

12.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors: Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, with gross negligence or with reckless disregard of their duties.

C.	Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.	Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E.	Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

U.S. management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

U.S. management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•

Proposals in non-U.S. markets that in our view appropriately limit potential dilution of existing shareholders. A major consideration is whether existing shareholders would have preemptive rights for any issuance under a proposal for standing share issuance authority. We generally consider market-specific guidance in making these decisions; for example, in the U.K. market we usually follow Association of British Insurers’ (“ABI”) guidance, although company-specific factors may be considered and for example, may sometimes lead us to voting against share authorization proposals even if they meet ABI guidance.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.	Takeover Defenses and Shareholder Rights.

1.

Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholders right to call a special meeting: We consider proposals to enhance a shareholder’s rights to call meetings on a case-by-case basis. At large-cap U.S. companies, we generally support efforts to establish the right of holders of 10% or more of shares to call special meetings, unless the board or state law has set a policy or law establishing such rights at a threshold that we believe to be acceptable.

4.	Written consent rights: In the U.S. context, we examine proposals for shareholder written consent rights on a case-by-case basis.

5.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

6.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

7.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G.	Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.	Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•

Proposals for employee stock purchase plans that permit discounts, but only for grants that are part of a broad-based employee plan, including all non-executive employees, and only if the discounts are limited to a reasonable market standard or less.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.	In the U.S. context, we generally vote against shareholder proposals requiring shareholder approval of all severance agreements, but we generally support proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) or proposals that require companies to adopt a provision requiring an executive to receive accelerated vesting of equity awards if there is a change of control and the executive is terminated. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such shareholder proposals where we consider SERPs excessive.

4.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider factors including whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

6.	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

7.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

8.	Say-on-Pay: We consider proposals relating to an advisory vote on remuneration on a case-by-case basis. Considerations include a review of the relationship between executive remuneration and performance based on operating trends and total shareholder return over multiple performance periods. In addition, we review remuneration structures and potential poor pay practices, including relative magnitude of pay, discretionary bonus awards, tax gross ups, change-in-control features, internal pay equity and peer group construction. As long-term investors, we support remuneration policies that align with long-term shareholder returns.

I.

Social, Political and Environmental Issues. Shareholders in the United States and certain other markets submit proposals encouraging changes in company disclosure and practices related to particular corporate social, political and environmental matters. We consider how to vote on the proposals on a case-by-case basis to determine likely impacts on shareholder value. We seek to balance concerns on reputational and other risks that lie behind a proposal against costs of implementation, while considering appropriate shareholder and management prerogatives. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We support proposals that if implemented would enhance useful disclosure, but we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.	Funds of Funds. Certain MSIM Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee. Other MSIM Funds invest in unaffiliated funds. If an unaffiliated underlying fund has a shareholder meeting and the MSIM Fund owns more than 25% of the voting shares of the underlying fund, the MSIM Fund will vote its shares in the unaffiliated underlying fund in the same proportion as the votes of the other shareholders of the underlying fund to the extent possible.

III.	ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Long-Only Executive Committee, consists of investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A.	Committee Procedures

The Committee meets at least quarterly, and reviews and considers changes to the Policy at least annually. Through meetings and/or written communications, the Committee is responsible for monitoring and ratifying “split votes” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy). The Committee will review developing issues and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes.

B.	Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director may request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers consulted have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to a Special Committee to vote on the proposal, as appropriate.

Any Special Committee shall be comprised of the CGT Director, and at least two portfolio managers (preferably members of the Committee), as approved by the Committee. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee and the Chief Compliance Officer or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.	Proxy Voting Reporting

The CGT will document in writing all Committee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Equity Fund of Funds investment team the Private Equity Real Estate Fund of Funds investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

Neuberger Berman Investment Advisers LLC

Summary of Neuberger Berman’s Proxy Voting Policy

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

OppenheimerFunds, Inc.

OPPENHEIMERFUNDS, INC. AND ITS ADVISORY SUBSIDIARIES PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES and PORTFOLIO PROXY VOTING GUIDELINES

DATED:        April, 2015

APPLICABLE RULES AND REGULATIONS:

RULE 206(4)-6 OF THE INVESTMENT ADVISERS ACT OF 1940; FORM N-1A UNDER THE INVESTMENT COMPANY ACT AND SECURITIES ACT OF 19331; RULE 30B1-4 OF THE INVESTMENT COMPANY ACT OF 1940 (FILING OF PROXY VOTING RECORDS ON FORM N-PX)

OBJECTIVES OF POLICY:

These Portfolio Proxy Voting Policies and Procedures (the “Policies and Procedures”), which include the attached “Portfolio Proxy Voting Guidelines” (the “Guidelines”), set forth the proxy voting policies, procedures and guidelines.

SCOPE / FUNCTIONAL APPLICABILITY:

These Policies, Procedures and Guidelines apply to OppenheimerFunds, Inc. (“OFI”) and its investment advisory subsidiaries—OFI Global Asset Management, Inc., OFI SteelPath, Inc. , OFI Global Institutional Asset Management, Inc., OFI Private Investments Inc., and HarbourView Asset Management Corporation (OFI and each of its advisory subsidiaries are each an “OFI Adviser”) Unless noted otherwise and for ease of reference, OFI and each OFI Adviser are collectively referred to herein as “OFI”.

INTRODUCTION / DEFINITION / POLICY STATEMENT:

OFI will follow these Policies, Procedures and Guidelines in voting portfolio proxies relating to securities held by clients, which may include, but is not limited to, separately managed accounts, collective investment trusts, 529 college savings plans, and registered and non-registered investment companies advised or sub-advised by an OFI Adviser (“Fund(s)”).

To the extent that these Policies, Procedures and Guidelines establish a standard, OFI’s compliance with such standard, or failure to comply with such standard, will be subject to OFI’s judgment.

POLICY DETAILS:

SUMMARY OF REQUIREMENTS UNDER REGULATION

Under Rule 206(4)-6 of the Investment Advisers Act, an investment adviser that exercises voting authority with respect to client securities are required to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, including investment companies registered under the Investment Company Act of 1940.

A.	Funds for which OFI has Proxy Voting Responsibility

OFI Registered Funds. Each Board of Directors/Trustees (the “Board”) of the Funds registered with the U.S. Securities and Exchange Commission (“SEC”) and advised by OFI (“OFI Registered Funds”) has delegated to

[1]

Form N-1A is the registration form used by registered investment companies to register under the Investment Company Act and to register their shares under the Securities Act of 1933. Form N-1A requires open-end registered investment companies to disclose the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities.

OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision. Any reference herein to “Board” shall only apply to OFI Registered Funds.

Sub-Advised Funds. OFI also serves as an investment sub-adviser for a number of Funds registered with the SEC and not overseen by the Boards (“Sub-Advised Funds”). Generally, pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds’ managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds. When voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI may refer the vote to the portfolio manager of the Sub-Advised Fund.

Other Funds. OFI also serves as an investment adviser for a number of Funds that are not identified as Registered Funds or Sub-Advised Funds, which may include, but are not limited to, separately managed accounts, collective investment trusts, non-registered investment companies and 529 college savings plans (“Other Funds”). Generally, pursuant to contractual arrangements between OFI and those Other Funds, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Other Funds.

B.	Proxy Voting Committee

OFI’s internal proxy voting committee (the “Committee”) is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies. The Committee has adopted a written charter that outlines its responsibilities.

The Committee shall oversee the proxy voting agent’s compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

C.	Administration and Voting of Portfolio Proxies

1.	Fiduciary Duty and Objective

As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines. If a portfolio manager requests that OFI vote in a manner inconsistent with the Guidelines, the portfolio manager must submit his/her rationale for voting in this manner to the Committee. The Committee will review the portfolio manager’s rationale to determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders).

In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company’s stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI’s primary consideration is the economic interests of the Funds and their shareholders.

From time to time, a Fund may be asked to enter into an arrangement, in the context of a corporate action (e.g., a corporate reorganization), whereby the Fund becomes contractually obligated to vote in a particular manner with respect to certain agenda items at future shareholders’ meetings. To the extent practicable, portfolio managers must notify the Committee of these proposed arrangements prior to contractually committing a Fund to vote in a set manner with respect to future agenda items. The Committee will review these arrangements to determine that such arrangements are in the best interests of the Funds (and, if applicable, their shareholders), and the Committee may ask a portfolio manager to present his/her rationale in support of their proposed course of action.

2.	Proxy Voting Agent

On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

In general, OFI may consider the proxy voting agent’s research and analysis as part of OFI’s own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI’s and the OFI Registered and Sub-Advised Funds’ portfolio proxy votes, including the appropriate records necessary for the Funds’ to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC as required by Rule 30b1-4 under the Investment Company Act.

3.	Material Conflicts of Interest

OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund (and, if applicable, its shareholders) and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the “company”), on one hand, and OFI or any of its affiliates (together “OFI”), on the other, including, but not limited to, the following relationships:

•	OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

•	a company that is a significant selling agent of OFI’s products and services solicits proxies;

•	OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

•	OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management’s recommendation may cause OFI a loss of revenue or other benefit.

OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. The Committee maintains a list of companies that, based on business relationships, may potentially give rise to a conflict of interest (“Conflicts List”). In addition, OFI and the Committee employ the following procedures to further minimize any potential conflict of interest, as long as the Committee determines that the course of action is consistent with the best interests of the Fund and its shareholders:

•

If the proposal for a company on the Conflicts List is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines. If the proposal for the company on the Conflicts List is not specifically addressed in the Guidelines, or if the Guidelines provide discretion to OFI on how to vote (i.e., on a case-by-case basis), OFI will vote in accordance with its proxy voting agent’s general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent.

•

With respect to proposals of a company on the Conflicts List where a portfolio manager has requested that OFI vote (i) in a manner inconsistent with the Guidelines, or (ii) if the proposal is not specifically addressed in the Guidelines, in a manner inconsistent with the proxy voting agent’s general recommended guidelines, the Committee may determine that such a request is in the best interests of the Fund (and, if applicable, its shareholders) and does not pose an actual material conflict of interest. In making its determination, the Committee may consider, among other things, whether the portfolio manager is aware of the business relationship with the company, and/or is sufficiently independent from the business relationship, and to the Committee’s knowledge, whether OFI has been contacted or influenced by the company in connection with the proposal.

If none of the previous procedures provides an appropriate voting recommendation, the Committee may: (i) determine how to vote on the proposal; (ii) recommend that OFI retain an independent fiduciary to advise OFI on how to vote the proposal; or (iii) determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.

4.	Certain Foreign Securities

Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as “share-blocking.” Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the “share-blocking period” OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).

5.	Securities Lending Programs

The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled in advance of the record date. If a Fund participates in a securities lending program, OFI will attempt to recall the Funds’ portfolio securities on loan and vote proxies relating to such securities if OFI has knowledge of a shareholder vote in time to recall such loaned securities and if OFI determines that the votes involve matters that would have a material effect on the Fund’s investment in such loaned securities.

6.	Shares of Registered Investment Companies (Fund of Funds)

Certain OFI Registered Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Registered Funds (the “Fund of Funds”). Accordingly, the Fund of Funds is a shareholder in the underlying OFI Registered Funds and may be requested to vote on a matter pertaining to those underlying OFI Registered Funds. With respect to any such matter the Fund of Funds shall vote its shares on each matter submitted to shareholders of the underlying OFI Registered Funds for a vote in accordance with the recommendation of the board of trustees of the underlying OFI Registered Fund, except as otherwise determined by the board of trustees of the Fund of Funds.

D.	Fund Board Reports and Recordkeeping

OFI will prepare periodic reports for submission to the Board of OFI Registered Funds describing:

•

any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and

•	any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.

In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI’s experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI’s voting of portfolio proxies, including, but not limited to:

•	these Policies and Procedures, as amended from time to time;

•	records of votes cast with respect to portfolio proxies, reflecting the information required to be included in Form N-PX;

•	records of written client requests for proxy voting information and any written responses of OFI to such requests; and

•	any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.

E.	Amendments to these Procedures

In addition to the Committee’s responsibilities as set forth in the Committee’s Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards’ next regularly scheduled meetings.

F.	Proxy Voting Guidelines

The Guidelines adopted by OFI and the Boards of the OFI Registered Funds are attached as Appendix A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.

Adopted as of the Dates Set Forth Below by:

Approved by the New York Board of the Oppenheimer Funds on March 28, 2015.

Approved by the Denver Board of the Oppenheimer Funds on April 1, 2015.

Approved by OFI’s Proxy Voting Committee on March 26, 2015.

Ratified by OFI’s Legal Department on April 9, 2014 and by OFI’s Compliance Department on                     .

Appendix A

OPPENHEIMERFUNDS, INC. AND ITS ADVISORY SUBSIDIARIES

PORTFOLIO PROXY VOTING GUIDELINES

(dated as of April 1, 2015)

1.0	OPERATIONAL ITEMS

1.1.1	Amend Quorum Requirements.
•	Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
•	Generally vote AGAINST proposals to establish two different quorum levels, unless there are compelling reasons to support the proposal.

1.1.2	Amend Articles of Incorporation/Association or Bylaws
•	Vote amendments to the bylaws/charter on a CASE-BY-CASE basis.
•	Vote FOR bylaw/charter changes if:
¡	shareholder rights are protected;
¡	there is a negligible or positive impact on shareholder value;
¡	management provides sufficiently valid reasons for the amendments; and/or
¡	the company is required to do so by law (if applicable); and
¡	they are of a housekeeping nature (updates or corrections).

1.1.3	Change Company Name.
•	Vote WITH Management.

1.1.4	Change Date, Time, or Location of Annual Meeting.
•	Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
•	Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

1.1.5	Transact Other Business.
•	Vote AGAINST proposals to approve other business when it appears as voting item.

1.1.6	Change in Company Fiscal Term
•	Vote FOR resolutions to change a company’s fiscal term for sufficiently valid business reasons.
•	Vote AGAINST if a company’s motivation for the change is to postpone its AGM.

1.1.7	Adjourn Meeting
•	Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting, unless there are compelling reasons to support the proposal.

AUDITORS

1.2	Ratifying Auditors
•	Vote FOR Proposals to ratify auditors, unless any of the following apply:
¡	an auditor has a financial interest in or association with the company, and is therefore not independent;
¡	fees for non-audit services are excessive;
¡	there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
¡

poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of Generally Accepted Accounting Principles (“GAAP”) or International Financial Reporting Standards (“IFRS”); or material weaknesses identified in Section 404 disclosures.

•	Vote AGAINST shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
•	Vote AGAINST shareholder proposals asking for audit firm rotation.
•	Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
•	Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.
•	Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

2.0	THE BOARD OF DIRECTORS

2.1	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
¡	composition of the board and key board committees;
¡	attendance at board meetings;
¡	corporate governance provisions and takeover activity;
¡	long-term company performance relative to a market index;
¡	directors’ investment in the company;
¡	whether the chairman is also serving as CEO;
¡	whether a retired CEO sits on the board.
¡	whether the company or director is targeted in connection with public “vote no” campaigns.
•	There are some actions by directors that should result in votes being WITHHELD/AGAINST (whichever vote option is applicable on the ballot). These instances include directors who:
¡	attend less than 75% of the board and committee meetings without a valid excuse;
¡	implement or renew a dead-hand or modified dead-hand poison pill;
¡	failed to adequately respond to a majority supported shareholder proposal;
¡	failed to act on takeover offers where the majority of the shareholders tendered their shares;
¡	are inside directors or affiliated outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees;
¡	re audit committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:
•	the non-audit fees paid to the auditor are excessive;
•

a material weakness is identified in the Section 404 Sarbanes-Oxley Act disclosures which rises to a level of serious concern, there are chronic internal control issues and an absence of established effective control mechanisms;

•

there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•	the company receives an adverse opinion on the company’s financial statements from its auditors.
¡

are compensation committee members and any of the following has applied and become public information since the last vote, and has not been otherwise corrected or proper controls have not been put in place:

•	there is a clearly negative correlation between the chief executive’s pay and company performance under standards adopted in this policy;
•	the company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	the company fails to submit one-time transfers of stock options to a shareholder vote;
•	the company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	the company has inappropriately backdated options; or
•	the company has egregious compensation practices including, but not limited to, the following:
¡	egregious employment contracts;
¡	excessive perks/tax reimbursements;
¡	abnormally large bonus payouts without justifiable performance linkage or proper disclosure;
¡	egregious pension/supplemental executive retirement plan (SERP) payouts;

¡	new CEO with overly generous new hire package;
¡	excessive severance and/or change in control provisions; or
¡	dividends or dividend equivalents paid on unvested performance shares or units.
¡	enacted egregious corporate governance policies or failed to replace management as appropriate;
¡	are inside directors or affiliated outside directors; and the full board is less than majority independent;
¡

are CEOs of public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board (the term “public company” excludes an investment company).Vote should be WITHHELD only at their outside board elections;

¡	serve on more than five public company boards. (The term “public company” excludes an investment company.)
•	WITHHOLD/AGAINST on all incumbents if the board clearly lacks accountability and oversight, coupled with sustained poor performance relative to its peers.
•	Additionally, the following should result in votes being WITHHELD/AGAINST (except from new nominees):
¡	if the director(s) receive more than 50% withhold votes of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed; or
¡

if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption;

•	if a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.

2.2	Board Size
•	Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
•	Vote FOR proposals seeking to fix the board size or designate a range for the board size.
•	Vote on a CASE-BY-CASE basis on proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

2.3	Classification/Declassification of the Board
•	Vote AGAINST proposals to classify the board.
•

Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of voting shareholders request repeal of the classified board and the board remains classified, WITHHOLD votes for those directors at the next meeting at which directors are elected, provided however, if the company has majority voting for directors that meets the standards under this policy, WITHHOLD votes only from directors having responsibility to promulgate classification/declassification policies, such as directors serving on the governance committee, nominating committee or either of its equivalent.

2.4	Cumulative Voting
•	Vote FOR proposal to eliminate cumulative voting.
•	Vote on a CASE-BY-CASE basis on cumulative voting proposals at controlled companies (where insider voting power is greater than 50%).

2.5	Establishment of Board Committees
•

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s ability to maintain its own affairs. However, exceptions may be made if determined that it would be in the best interest of the company’s governance structure.

2.6	Require Majority Vote for Approval of Directors
•

OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

2.7	Director and Officer Indemnification and Liability Protection
•	Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
•

Vote on a CASE-BY-CASE basis on proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.

•

Vote on a CASE-BY-CASE basis on indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.

•

Vote on a CASE-BY-CASE basis on proposals to expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e. “permissive indemnification”) but that previously the company was not required to indemnify.

•	Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
¡	the director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company; and
¡	only if the director’s legal expenses would be covered.

2.8	Establish/Amend Nominee Qualifications
•	Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
•	Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
•	Vote AGAINST shareholder proposals requiring two candidates per board seat.

2.9	Filling Vacancies/Removal of Directors.
•	Vote AGAINST proposals that provide that directors may be removed only for cause.
•	Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
•	Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

2.10	Independent Chairman (Separate Chairman/CEO)
•

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:

¡	designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;
¡	two-thirds independent board;
¡	all-independent key committees;
¡	established governance guidelines;
¡

the company should not have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time (performance will be measured according to shareholder returns against index and peers from the performance summary table);

¡	the company does not have any problematic governance or management issues, examples of which include, but are not limited to:
•	egregious compensation practices;
•	multiple related-party transactions or other issues putting director independence at risk;
•	corporate and/or management scandal;
•	excessive problematic corporate governance provisions; or
•	flagrant actions by management or the board with potential or realized negative impacts on shareholders.

2.11	Majority of Independent Directors/Establishment of Committees
•

Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
•

For purposes of Special Purpose Acquisition Corporations (SPAC), when a former CEO of a SPAC company serves on the board of an acquired company, that director will generally be classified as independent unless determined otherwise taking into account the following factors:

¡	the applicable listing standards determination of such director’s independence;
¡	any operating ties to the firm; and
¡	if there are any other conflicting relationships or related party transactions.
•

A director who is a party to an agreement to vote in line with management on proposals being brought to a shareholder vote shall be classified as an affiliated outside director. However, when dissident directors are parties to a voting agreement pursuant to a settlement arrangement, such directors shall be classified as independent unless determined otherwise taking into account the following factors:

¡	the terms of the agreement;
¡	the duration of the standstill provision in the agreement;
¡	the limitations and requirements of actions that are agreed upon;
¡	if the dissident director nominee(s) is subject to the standstill; and
¡	if there are any conflicting relationships or related party transactions.

2.12	Require More Nominees than Open Seats
•	Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

2.13	Open Access
•

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

2.14	Stock Ownership Requirements
•

Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.

•	Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
•	actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	problematic pay practices, current and past.

2.15	Age or Term Limits
•	Vote AGAINST shareholder or management proposals to limit the tenure of directors either through term limits or mandatory retirement ages. OFI views as management decision.

3.0	PROXY CONTESTS

3.1	Voting for Director Nominees in Contested Elections
•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
¡	long-term financial performance of the target company relative to its industry;
¡	management’s track record;
¡	background to the proxy contest;
¡	qualifications of director nominees (both slates);
¡	evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and
¡	stock ownership position.

3.2	Reimbursing Proxy Solicitation Expenses
•

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.

3.3	Confidential Voting and Vote Tabulation
•

Vote on a CASE-BY-CASE basis on shareholder proposals regarding proxy voting mechanics including, but not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote counting methodology. The factors considered, as applicable to the proposal, may include:

¡	The scope and structure of the proposal;
¡

The company’s stated confidential voting policy (or other relevant policies) and whether it ensures a “level playing field” by providing shareholder proponents with equal access to vote information prior to the annual meeting;

¡	The company’s vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;

¡	Whether the company’s disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
¡	Any recent controversies or concerns related to the company’s proxy voting mechanics;
¡	Any unintended consequences resulting from implementation of the proposal; and
¡	Any other factors that may be relevant.

4.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

4.1	Advance Notice Requirements for Shareholder Proposals/Nominations.
•

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

4.2	Amend Bylaws without Shareholder Consent
•	Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
•	Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

4.3	Poison Pills
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
•	Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
•	Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.
•	Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes:
¡	20% or higher flip-in or flip-over;
¡	two to three-year sunset provision;
¡	no dead-hand, slow-hand, no-hand or similar features;
¡

shareholder redemption feature-if the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill;

¡	considerations of the company’s existing governance structure including: board independence, existing takeover defenses, and any problematic governance concerns;
¡	for management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors will be considered:
•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

4.4	Net Operating Loss (NOL) Protective Amendments
•	OFI will evaluate amendments to the company’s NOL using the same criteria as a NOL pill.

4.5	Shareholder Ability to Act by Written Consent
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
•

Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to act by written consent independently of management taking into account the company’s specific governance provisions including right to call special meetings, poison pills, vote standards, etc. on a CASE-BY-CASE basis.

4.6	Shareholder Ability to Call Special Meetings
•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
•

Generally vote FOR proposals that remove restrictions on or provide the right of shareholders to call special meetings and act independently of management taking into account the company’s specific governance provisions.

4.7	Establish Shareholder Advisory Committee
•	Vote on a CASE-BY-CASE basis.

4.8	Supermajority Vote Requirements
•	Vote AGAINST proposals to require a supermajority shareholder vote.
•	Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE.

5.0	MERGERS AND CORPORATE RESTRUCTURINGS

5.1	Appraisal Rights
•	Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

5.2	Asset Purchases
•	Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
¡	purchase price;
¡	fairness opinion;
¡	financial and strategic benefits;
¡	how the deal was negotiated;
¡	conflicts of interest;
¡	other alternatives for the business; and
¡	non-completion risk.

5.3	Asset Sales
•	Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
¡	impact on the balance sheet/working capital;
¡	potential elimination of diseconomies;
¡	anticipated financial and operating benefits;
¡	anticipated use of funds;
¡	value received for the asset;
¡	fairness opinion;
¡	how the deal was negotiated; and
¡	conflicts of interest.

5.4	Bundled Proposals
•

Review on a CASE-BY-CASE basis on bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.

5.5	Conversion of Securities
•

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.

•	Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

5.6	Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
•	Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
¡	dilution to existing shareholders’ position;
¡	terms of the offer;
¡	financial issues;
¡	management’s efforts to pursue other alternatives;
¡	control issues; and
¡	conflicts of interest.
•	Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.7	Formation of Holding Company
•	Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
¡	the reasons for the change;
¡	any financial or tax benefits;
¡	regulatory benefits;
¡	increases in capital structure; and
¡	changes to the articles of incorporation or bylaws of the company.
•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
¡	increases in common or preferred stock in excess of the allowable maximum as calculated by the RMG Capital Structure Model; and/or
¡	adverse changes in shareholder rights.

5.8	Going Private Transactions (LBOs, Minority Squeezeouts) and Going Dark Transactions
•	Vote on going private transactions on a CASE-BY-CASE basis, taking into account the following:
¡	offer price/premium;
¡	fairness opinion;
¡	how the deal was negotiated;
¡	conflicts of interests;
¡	other alternatives/offers considered; and
¡	non-completion risk.
•	Vote CASE-BY-CASE on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
¡	whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);
¡	cash-out value;
¡	whether the interests of continuing and cashed-out shareholders are balanced; and
¡	the market reaction to public announcement of the transaction.

5.9	Joint Venture
•	Votes on a CASE-BY-CASE basis on proposals to form joint ventures, taking into account the following:
¡	percentage of assets/business contributed;
¡	percentage of ownership;

¡	financial and strategic benefits;
¡	governance structure;
¡	conflicts of interest;
¡	other alternatives; and
¡	non-completion risk.

5.10	Liquidations
•

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

•	Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

5.11	Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition
•	Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
¡	prospects of the combined company anticipated financial and operating benefits;
¡	offer price (premium or discount);
¡	fairness opinion;
¡	how the deal was negotiated;
¡	changes in corporate governance;
¡	changes in the capital structure; and
¡	conflicts of interest.

5.12	Private Placements/Warrants/Convertible Debenture
•	Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
¡	dilution to existing shareholders’ position;
¡	terms of the offer;
¡	financial issues;
¡	management’s efforts to pursue other alternatives;
¡	control issues; and
¡	conflicts of interest.
•	Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

5.13	Spinoffs
•	Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:
¡	tax and regulatory advantages;
¡	planned use of the sale proceeds;
¡	valuation of spinoff;
¡	fairness opinion;
¡	benefits to the parent company;
¡	conflicts of interest;
¡	managerial incentives;
¡	corporate governance changes; and
¡	changes in the capital structure.

5.14	Value Maximization Proposals
•

Votes on a CASE-BY-CASE basis on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.

5.15	Severance Agreements that are Operative in Event of Change in Control
•	Review CASE-BY-CASE, with consideration give to RMG “transfer-of-wealth” analysis. (See section 8.2).

5.16	Special Purpose Acquisition Corporations (SPACs)
•	Vote on mergers and acquisitions involving SPAC will be voted on a CASE-BY-CASE using a model developed by RMG which takes in consideration:
¡	valuation;
¡	market reaction;
¡	deal timing;
¡	negotiations and process;
¡	conflicts of interest;
¡	voting agreements; and
¡	governance.

6.0	STATE OF INCORPORATION

6.1	Control Share Acquisition Provisions
•	Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
•	Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
•	Vote FOR proposals to restore voting rights to the control shares.

6.2	Control Share Cashout Provisions
•	Vote FOR proposals to opt out of control share cashout statutes.

6.3	Disgorgement Provisions
•	Vote FOR proposals to opt out of state disgorgement provisions.

6.4	Fair Price Provisions
•

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

•	Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

6.5	Freezeout Provisions
•	Vote FOR proposals to opt out of state freezeout provisions.

6.6	Greenmail
•	Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
•	Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

6.7	Reincorporation Proposals
•

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

6.8	Stakeholder Provisions
•	Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

6.9	State Anti-takeover Statutes
•

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7.0	CAPITAL STRUCTURE

7.1	Adjustments to Par Value of Common Stock
•	Vote FOR management proposals to reduce the par value of common stock.

7.2	Common Stock Authorization
•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by RMG which considers the following factors:
¡	specific reasons/rationale for the proposed increase;
¡	the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
¡	the board’s governance structure and practices; and
¡	risks to shareholders of not approving the request.
•

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

7.3	Dual-Class Stock
•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.
•	Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
¡	it is intended for financing purposes with minimal or no dilution to current shareholders; and
¡	it is not designed to preserve the voting power of an insider or significant shareholder.

7.4	Issue Stock for Use with Rights Plan
•	Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

7.5	Preemptive Rights
•

Review on a CASE-BY-CASE basis on shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

7.6	Preferred Stock
•

OFI will vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance using a model developed by ISS, taking into account company-specific factors including past board performance and governance structure as well as whether the stock is

“blank check” (preferred stock with unspecified voting, conversion, dividend distribution, and other rights) or “declawed” (preferred stock that cannot be used as takeover defense).

7.7	Recapitalization
•	Votes CASE-BY-CASE on recapitalizations (reclassification of securities), taking into account the following:
¡	more simplified capital structure;
¡	enhanced liquidity;
¡	fairness of conversion terms;
¡	impact on voting power and dividends;
¡	reasons for the reclassification;
¡	conflicts of interest; and
¡	other alternatives considered.

7.8	Reverse Stock Splits
•	Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
•	Vote FOR management proposals to implement a reverse stock split to avoid delisting.
•

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by RMG.

7.9	Share Purchase Programs
•	Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

7.10	Stock Distributions: Splits and Dividends
•

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

7.11	Tracking Stock
•

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.0	EXECUTIVE AND DIRECTOR COMPENSATION

8.1	Equity-based Compensation Plans
•	Vote compensation proposals on a CASE-BY-CASE basis.
•

OFI analyzes stock option plans, paying particular attention to their dilutive effect. OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company’s industry, market capitalization, revenues and cash flow.

•	In certain cases, vote AGAINST equity proposal and compensation committee members taking into consideration whether:
¡	the total cost of the company’s equity plans is unreasonable;
¡	the plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

¡

the CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;

¡

the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

¡	the plan is a vehicle for poor pay practices.
•

For Real Estate Investment Trusts (REITs), common shares issuable upon conversion of outstanding Operating Partnership (OP) units will be included in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

8.2	Director Compensation
•

Vote CASE-BY-CASE on stock plans or non-cash compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap.

•	Vote FOR the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:
¡	director stock ownership guidelines with a minimum of three times the annual cash retainer;
¡	vesting schedule or mandatory holding/deferral period:
•	a minimum vesting of three years for stock options or restricted stock; or
•	deferred stock payable at the end of a three-year deferral period;
¡	mix between cash and equity:
•	a balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
•	if the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship;
¡	no retirement/benefits and perquisites provided to non-employee directors; and
¡

detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

8.3	Bonus for Retiring Director
•

Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company’s accomplishments during the Director’s tenure, and whether we believe the bonus is commensurate with the Director’s contribution to the company.

8.4	Cash Bonus Plan
•

Consider on a CASE-BY-CASE basis. In general, OFI considers compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

8.5	Stock Plans in Lieu of Cash
•	Generally vote FOR management proposals, unless OFI believe the proposal is excessive.
In casting its vote, OFI reviews the RMG recommendation per a “transfer of wealth” binomial formula that determines an appropriate cap for the wealth transfer based upon the company’s industry peers.

•	Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
•	Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

8.6	Pre-Arranged Trading Plans (10b5-1 Plans)
•	Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:
¡	adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;
¡	amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;
¡	ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
¡	reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
¡	an executive may not trade in company stock outside the 10b5-1 Plan; and
¡	trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

8.7	Management Proposals Seeking Approval to Reprice Options
•	Votes on management proposals seeking approval to exchange/reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
¡	historic trading patterns;
¡	rationale for the repricing;
¡	value-for-value exchange;
¡	option vesting;
¡	term of the option;
¡	exercise price;
¡	participation; and
¡	market best practices

Transfer Stock Option (TSO) Programs

Vote FOR if One-time Transfers:

•	executive officers and non-employee directors are excluded from participating;
•	stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models;
•	there is a two-year minimum holding period for sale proceeds.
•	Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders.

8.8	Employee Stock Purchase Plans

Qualified Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
•	Votes FOR employee stock purchase plans where all of the following apply:
¡	purchase price is at least 85% of fair market value;
¡	offering period is 27 months or less; and
¡	the number of shares allocated to the plan is 10% or less of the outstanding shares.
•	Votes AGAINST employee stock purchase plans where any of the following apply:
¡	purchase price is not at least 85% of fair market value;
¡	offering period is greater than 27 months; and
¡	the number of shares allocated to the plan is more than 10% of the outstanding shares.

Non-Qualified Plans

•	Vote FOR nonqualified employee stock purchase plans with all the following features:
¡	broad-based participation;
¡	limits on employee contribution;
¡	company matching contribution up to 25 percent;
¡	no discount on the stock price on the date of purchase.

8.9	Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
•

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

•	Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
•

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

•

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

•	Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s definition of director independence.

8.10	Employee Stock Ownership Plans (ESOPs)
•	Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares).

8.11	Shareholder Proposal to Submit Executive Compensation to Shareholder Vote
•	Vote on a CASE-BY-CASE basis.

8.12	Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposal
•	Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
¡

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

¡	There is a misalignment between CEO pay and company performance (pay for performance);
¡	The company maintains problematic pay practices;
¡	The board exhibits poor communication and responsiveness to shareholders.
¡	Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
¡	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A);
¡	Evaluation of peer group benchmarking used to set target pay or award opportunities; and
¡	Balance of performance-based versus non-performance-based pay.
•	Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)
¡	Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

8.13	401(k) Employee Benefit Plans
•	Vote FOR proposals to implement a 401(k) savings plan for employees.

8.14	Shareholder Proposals Regarding Executive and Director Pay
•

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

•

Generally vote FOR shareholder proposals seeking disclosure regarding the company’s, board’s, or committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

•	Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
•	Vote FOR shareholder proposals to put option repricings to a shareholder vote.
•

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

8.15	Performance-Based Stock Options
•	Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
¡	the proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options); or
¡	the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

8.16	Pay-for-Performance
•

Generally vote FOR shareholder proposals that align a significant portion of total compensation of senior executives to company performance. In evaluating the proposals, the following factors will be analyzed:

¡	What aspects of the company’s short-term and long-term incentive programs are performance-driven?
¡	Can shareholders assess the correlation between pay and performance based on the company’s disclosure?
¡	What type of industry does the company belong to?
¡	Which stage of the business cycle does the company belong to?

8.17	Pay-for-Superior-Performance Standard
•

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior-performance standard in the company’s executive compensation plan for senior executives.

8.18	Golden Parachutes and Executive Severance Agreements
•

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

•	Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
¡	the parachute should be less attractive than an ongoing employment opportunity with the firm;

¡	the triggering mechanism should be beyond the control of management;
¡	the amount should not exceed three times base salary plus guaranteed benefits; and
¡

change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

•	Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale
¡	If presented as a separate voting item, OFI will apply the same policy as above.
¡

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management say on pay”), OFI will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

8.19	Pension Plan Income Accounting
•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

8.20	Supplemental Executive Retirement Plans (SERPs)
•

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.

•

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

8.21	Claw-back of Payments under Restatements
•	Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
¡	the coverage of employees, whether it applies to all employees, senior executives or only employees committing fraud which resulted in the restatement;
¡	the nature of the proposal where financial restatement is due to fraud;
¡	whether or not the company has had material financial problems resulting in chronic restatements; and/or
¡	the adoption of a robust and formal bonus/equity recoupment policy.
•	If a company’s bonus recoupment policy provides overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
•	If the proposal seeks bonus recoupment from senior executives or employees committing fraud, generally vote FOR the proposal.

8.22	Tax Gross-Up Proposals
•

Generally vote FOR shareholder proposals calling for companies to adopt a policy of not providing tax gross-up payments, except in limited situations for broadly accepted business practices, such as reasonable relocation or expatriate tax equalization arrangements applicable to substantially all or a class of management employees of the company.

8.23	Bonus Banking/Bonus Banking “Plus”
•

Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned, taking into account the company’s past practices regarding equity and cash compensation, whether the company has a holding period or stock ownership requirements in place, and whether the company has a rigorous claw-back policy in place.

8.24	Golden Coffins/Executive Death Benefits
•

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

8.25	Eliminate Accelerated Vesting of Unvested Equity
•

Generally vote FOR proposals seeking a policy that prohibits acceleration of the vesting of equity wards to senior executives in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

9.0	SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES

In the case of social, political and environmental responsibility issues, OFI will generally ABSTAIN where there could be a detrimental impact on share value or where the perceived value if the proposal was adopted is unclear or unsubstantiated.

•	OFI will only vote “FOR” a proposal that would clearly:
¡	have a discernable positive impact on short-term or long-term share value; or
¡	have a presently indiscernible impact on short or long-term share value but promotes general long-term interests of the company and its shareholders, such as:
•

prudent business practices which support the long-term sustainability of natural resources within the company’s business lines, including reasonable disclosure on environmental policy issues that are particularly relevant to the company’s business;

•

reasonable and necessary measures to mitigate business operations from having disproportionately adverse impacts on the environment, absent which could potentially lead to onerous government sanctions, restrictions, or taxation regimes, major customer backlash, or other significant negative ramifications.

In the evaluation of social, political, and environmental proposals, the following factors may be considered:

•	what percentage of sales, assets and earnings will be affected;
•

the degree to which the company’s stated position on the issues could affect its reputation or sales, leave it vulnerable to boycott, selective purchasing, government sanctions, viable class action or shareholder derivative lawsuits;

•	whether the issues presented should be dealt with through government or company-specific action;
•	whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	whether the company’s analysis and voting recommendation to shareholders is persuasive;
•	what other companies have done in response to the issue;
•	whether the proposal itself is well framed and reasonable;
•	whether implementation of the proposal would achieve the objectives sought in the proposal;
•	whether the subject of the proposal is best left to the discretion of the board;
•	whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

OPPENHEIMER FUNDS INTERNATIONAL POLICY GUIDELINES

These international voting guidelines shall apply in non-US markets only as a supplement to the general OFI voting guidelines. The general guidelines shall be applied to the greatest extent possible in non-US markets, taking into account best market practice, with the overall goal of maximizing the primary principles of board accountability and independence and protection of shareholder rights. In cases where the international guidelines and the primary guidelines conflict, the international guidelines shall take precedence for non-US market proposals. If the international guidelines do not cover the subject matter of a non-US market proposal, the primary guidelines should be followed.

1.0	OPERATIONAL ITEMS

1.1.1	Routine Items
•

Vote FOR proposals to Open Meeting, Close Meeting, Allow Questions, Elect Chairman of Meeting, Prepare and Approve List of Shareholders, Acknowledge Proper Convening of Meeting, and other routine procedural proposals.

1.1.2	Financial Results/Director and Auditor Reports
•	Vote FOR approval of financial statements and director and auditor reports, unless:
¡	there are material concerns about the financials presented or audit procedures used;
¡	the company is not responsive to shareholder questions about specific items that should be publicly disclosed;
¡	other significant corporate governance concerns exist at the company.

1.1.3	Allocation of Income and Dividends
•	Vote FOR approval of allocation of income and distribution of dividends, unless:
¡	the dividend payout ratio has been consistently below 30% without an adequate explanation; or
¡	the payout ratio is excessive given the company’s financial position.

1.1.4	Stock (Scrip) Dividend Alternative
•	Vote FOR reasonable stock (scrip) dividend proposals that allow for cash options.
•	Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

1.1.5	Lower Disclosure Threshold for Stock Ownership
•	Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5% unless compelling reasons exist to implement a lower threshold.

1.1.6	Controlling Shareholder / Personal Interest
•

Generally vote AGAINST proposals requesting shareholders to indicate whether they are a controlling shareholder, as defined by statute, or possess a personal interest in any resolutions on the agenda, unless such an affiliation or interest has been identified.

1.1.7	Designate Independent Proxy
•	Generally vote FOR proposals to designate an independent proxy unless compelling reasons exist to oppose.

AUDITORS

1.2	Appointment of Internal Statutory Auditors
•	Vote FOR the appointment and reelection of statutory auditors, unless:
¡	there are serious concerns about the statutory reports presented or the audit procedures used;
¡	questions exist concerning any of the statutory auditors being appointed; or
¡	the auditors have previously served the company is an executive capacity or can otherwise be considered affiliated with the company.

1.3	Remuneration of Auditors
•

Vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company or the scope of the services provided.

1.4	Indemnification of Auditors
•	Vote AGAINST proposals to indemnify auditors.

2.0	THE BOARD OF DIRECTORS

2.1	Discharge of Board and Management
•	Vote FOR discharge from responsibility of the board and management, unless:
¡	there are serious questions about actions of the board or management for the year in questions, including reservations from auditors; or
¡	material legal or regulatory action is being taken against the company or the board by shareholders or regulators.

2.2	Voting on Director Nominees
•	Vote on director nominees should be made on a CASE-BY-CASE basis, taking into account company practices, corporate governance codes, disclosure, and best practices, examining factors such as:
¡	Composition of the board and key board committees;
¡	Long-term company performance relative to a market index;
¡	Corporate governance provisions and takeover activity; and
¡	Company practices and corporate governance codes.
•	There are some actions by directors that should result in votes being WITHHELD/AGAINST (whichever vote option is applicable on the ballot). Such instances generally fall into the following categories:
¡	The board fails to meet minimum corporate governance standards;
¡	Adequate disclosure has not been provided in a timely manner;
¡	There are clear concerns over questionable finances or restatements;
¡	There have been questionable transactions with conflicts of interest;
¡	There are any records of abuses against minority shareholder interests;
¡	There are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities;
¡	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
¡	Failure to replace management as appropriate; or
¡

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

3.0	ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

3.1	Poison Pills
•

Votes on poison pills or shareholder rights plans, are determined on a CASE-BY-CASE basis. A plan is supportable if its scope is limited to the following two purposes and it conforms to ‘new generation’ rights plan guidelines:

¡	to give the board more time to find an alternative value enhancing transaction; and
¡	to ensure the equal treatment of shareholders.
•	Vote AGAINST plans that go beyond this purpose by giving discretion to the board to either:
¡	determine whether actions by shareholders constitute a change in control;
¡	amend material provisions without shareholder approval;
¡	interpret other provisions;
¡	redeem the plan without a shareholder vote; or
¡	prevent a bid from going to shareholders.
•	Vote AGAINST plans that have any of the following characteristics:
¡	unacceptable key definitions;
¡	flip-over provision;
¡	permitted bid period greater than 60 days;
¡	maximum triggering threshold set at less than 20% of outstanding shares;
¡	does not permit partial bids;
¡	bidder must frequently update holdings;
¡	requirement for a shareholder meeting to approve a bid; or
¡	requirement that the bidder provide evidence of financing.
•	In addition to the above, a plan must include:
¡	an exemption for a “permitted lock up agreement”;
¡	clear exemptions for money managers, pension funds, mutual funds, trustees and custodians who are not making a takeover bid; and
¡	exclude reference to voting agreements among shareholders.

3.2	Renew Partial Takeover Provision
•	Vote FOR proposals to renew partial takeover provision.

3.3	Depositary Receipts and Priority Shares
•	Vote on a CASE-BY-CASE basis on the introduction of depositary receipts.
•	Vote AGAINST the introduction of priority shares.

3.4	Issuance of Free Warrants
•	Vote AGAINST the issuance of free warrants.

3.5	Defensive Use of Share Issuances
•	Vote AGAINST management requests to issue shares in the event of a takeover offer or exchange bid for the company’s shares.

4.0	MERGERS AND CORPORATE RESTRUCTURINGS

4.1	Mandatory Takeover Bid Waivers
•	Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

4.2	Related-Party Transactions
•

In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a CASE-BY-CASE basis, considering factors including, but not limited to, the parties, assets, and pricing of the transactions.

4.3	Expansion of Business Activities
•

Vote favorable expansion of business lines WITH MANAGEMENT unless the proposed new business takes the company into endeavors that are not justified from a shareholder risk/reward perspective. If the risk/reward is unclear, vote on a CASE-BY-CASE basis.

4.4	Independent Appraisals
•	Generally vote FOR proposals to appoint independent appraisal firms and approve associated appraisal reports, unless there are compelling reasons to oppose the proposal.

5.0	CAPITAL STRUCTURE

5.1	Pledge of Assets for Debt
•

OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.

In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.

5.2	Increase in Authorized Capital
•

Vote FOR nonspecific proposals to increase authorized capital up to 100% over the current authorization unless the increase would leave the company with less than 30% of its new authorization outstanding.

•	Vote FOR specific proposals to increase authorized capital to any amount, unless:
¡	the specific purpose of the increase (such as a share-based acquisition or merger) does not meet OFI guidelines for the purpose being proposed; or
¡	the increase would leave the company with less than 30% of its new authorization outstanding after adjusting for all proposed issuances.
•	Vote AGAINST proposals to adopt unlimited capital authorization.

5.3	Share Issuance Requests

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Issuances can be carried out with or without preemptive rights. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

•	Vote FOR issuance requests with preemptive rights to a maximum of 100%* over currently issued capital.
•	Vote FOR issuance requests without preemptive rights to a maximum of 20%* of currently issued capital.
•	The potential use of issuances for antitakeover purposes will be evaluated on a case-by-case basis.

*	In the absence of a best practice recommendation on volume of shares to be issued, apply the above guidelines. In markets where the best practice recommends, or where company practice necessitates it (e.g. France, UK, and Hong Kong), the stricter guideline(s) will be applied.

5.4	Reduction of Capital
•	Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Examples of routine capital reduction proposals found overseas include:
¡

reduction in the stated capital of the company’s common shares to effect a reduction in a company’s deficit and create a contributed surplus. If net assets are in danger of falling below the aggregate of a company’s liabilities and stated capital, some corporate law statutes prohibit the company from paying dividends on its shares.

¡

Reduction in connection with a previous buyback authorization, as typically seen in Scandinavia, Japan, Spain, and some Latin American markets. In most instances, the amount of equity that may be cancelled is usually limited to 10% by national law.

•	Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis, considering individual merits of each request.

5.5	Convertible Debt Issuance Requests
•

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets the above guidelines on equity issuance requests.

5.6	Debt Issuance Requests (Non-convertible)

When evaluating a debt issuance request, the issuing company’s present financial situation is examined. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. A gearing level up to100% is considered acceptable.

•	Vote FOR debt issuances for companies when the gearing level is between zero and 100%.
•

Proposals involving the issuance of debt that result in the gearing level being greater than 100% are considered on a CASE-BY-CASE basis. Any proposed debt issuance is compared to industry and market standards.

5.7	Reissuance of Shares Repurchased
•	Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the recent past.

5.8	Capitalization of Reserves for Bonus Issues/Increase in Par Value
•	Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

5.9	Control and Profit Agreements/Affiliation Agreements with Subsidiaries
•

Vote FOR management proposals to approve parent-subsidiary affiliation agreements including, but not limited to control and profit transfer agreements, unless there are compelling reasons to oppose the proposal.

6.0	EXECUTIVE AND DIRECTOR COMPENSATION

6.1	Director Remuneration
•	Vote FOR proposals to award cash fees to non-executive directors, unless the amounts are excessive relative to other companies in the country or industry.
•	Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
•	Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
•	Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

6.2	Retirement Bonuses for Directors and Statutory Auditors
•

Vote AGAINST the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company or where one or more of the individuals to whom the grants are being proposed has not served in their current role with the company for the last five consecutive years.

•	Vote AGAINST the payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent.

6.2	Executive Remuneration Report or Policy
•	Vote AGAINST such proposals in cases where:
¡	The company does not provide shareholders with clear, comprehensive compensation disclosures;
¡	The company does not maintain an appropriate pay-for-performance alignment and there is not an emphasis on long-term shareholder value;
¡	The arrangement creates the risk of a “pay for failure” scenario;
¡	The company does not maintain an independent and effective compensation committee;
¡	The company provides inappropriate pay to non-executive directors; or
¡	The company maintains other problematic pay practices.

Pacific Investment Management Company LLC

Your Global Investment Authority

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.[1]

Policy

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

A.     General Statements of Policy

These Policies and Procedures are designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

Effective Date: August 2003 Revised Date: May 2007 May 2010 October 2012 June 2014

[1]         Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

B.	Conflicts of Interest

1.	Identification of Material Conflicts of Interest

a)	In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a credit analyst assigned to recommend how to vote a fixed income proxy or a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)

Equity Securities.[2] PIMCO has retained an Industry Service Provider (“ISP”)[3] to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless: (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest); or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO). If no potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

If a potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

c)	Fixed Income Securities. PIMCO’s Credit Research Group is responsible for issuing recommendations on how to vote proxies and consents (collectively referred to herein as proxies) with respect to fixed income securities. Each member of the Credit Research Group assigned to issue a voting recommendation has a duty to disclose to the Legal and Compliance department any such potential, actual or apparent material conflict of interest known to such person relating to that voting recommendation. If no such potential, actual or apparent material conflict of interest is disclosed to the Legal and Compliance department, the Credit Research Group may issue a recommendation as to how to vote the proxy. If such a potential, actual or apparent material conflict is disclosed to the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

[2]

The term “equity securities” means common and preferred stock, including common and preferred shares issued by investment companies; it does not include debt securities convertible into equity securities.

[3]	The ISP for Equity Securities proxy voting is Institutional Shareholder Services (“ISS”), Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

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Where the Credit Research Group issues a recommendation, PIMCO will follow the recommendation, unless a PM decides to override the Credit Research Group’s voting recommendation. If a PM decides to override the recommendation, the Legal and Compliance department may review the proxy to determine whether a material conflict of interest, or the appearance of one, exists with respect to the PM’s voting of the proxy. Each PM has a duty to disclose to the Legal and Compliance department, any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote. If no such potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. If such a potential, actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

2.	Resolution of Identified Conflicts of Interest

a)	Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“ISP Guidelines”). PIMCO has determined to follow the ISP Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

b)	Fixed Income Securities. By following the recommendations of the Credit Research Group, PIMCO intends to eliminate any conflict of interest that might arise if a PM voted a fixed income proxy for a client account.

If a material conflict of interest (or the appearance of one) with respect to the Credit Research analyst issuing a voting recommendation is disclosed to the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

c)	PIMCO-Affiliated Fund Shares Voted by ISP. The ISP may make voting recommendations for proxies relating to PIMCO-affiliated fund shares in accordance with the ISP guidelines. Pursuant to Section B.2.f, PIMCO may determine to resolve a conflict of interest with respect to a PIMCO-managed separate account, fund or other collective investment vehicle holding such PIMCO-affiliated fund shares by following the recommendation of the ISP.

d)

All Securities Not Voted Pursuant to a recommendation of the ISP or Credit Research Group. The following applies to: (i) proxies received in relation to securities for which the ISP or the Credit Research Group (as applicable) is unable to provide recommendations on how to vote; and (ii) proxies for which, as described below, a PM determines to override the ISP’s or Credit Research Group’s (as applicable) voting recommendation. In each case, such proxy will be reviewed by the Legal and Compliance department to determine whether a material conflict of interest, or the appearance of one, exists with respect to the voting of such proxy by the responsible PM. If no such material conflict of interest (or appearance of one) is identified by, or

PROXY VOTING POLICY & PROCEDURES | JUNE 2014 3

disclosed to, the Legal and Compliance department, the proxy will be voted by the responsible PM in good faith and in the best interest of the client.

If such a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

e)	Methods for Resolving Identified Conflicts of Interest.

1)	Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

•

If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

•

If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

2)	Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

•	Permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

•	Voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

•

Having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

•	The extent and nature of the actual or apparent conflict of interest;

•	If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

•	The nature of the relationship of the issuer with PIMCO (if any);

•	Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

•	Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

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3)	The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

f)	Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts (including wrap program accounts advised or managed in whole or in part by PIMCO and other wrap program accounts for which PIMCO has proxy voting authority), funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents or any applicable contract for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds, by voting in accordance with the ISP recommendation, or by applying other conflicts resolution procedures set forth in Section B.2.

g)	Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C.	Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

1.	Proxy Voting Process: Equity Securities

a)	The Role of the ISP. PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the ISP Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of ISP’s Recommendations.

1)

Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts

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and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

•	Name and ticker symbol of issuer;

•	Percentage of the outstanding shares of the issuer held;

•	The name(s) of the fund(s) or account(s) holding the securities;

•	A summary of the proposal;

•	The date of the shareholder meeting and the response deadline;

•	Whether the proposal is being made by management or a shareholder;

•	Management’s recommendation with respect to the proposal;

•	The ISP recommendation with respect to the proposal;

•	The reasoning behind the PM’s decision to recommend the override;

•

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•	Whether the PM has been contacted by an outside party regarding the vote.

2)	Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)	Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group, will inform the ISP of the voting decision for implementation by the ISP.

c)	When the ISP Does Not Provide a Recommendation. In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

2.	Proxy Voting Process: Fixed Income Securities

a)	The Role of the Credit Research Group. The Credit Research Group is responsible for researching and issuing proxy voting recommendations with respect to fixed income securities. The Credit Research Group researches the financial implications of proxy proposals and makes voting recommendations specific for each account that holds the related fixed income security.

The Credit Research Group will provide a recommendation, for each account, as to how to vote on each proposal based on the needs of the account and the Credit Research Group’s research of the individual facts and circumstances of each proposal. PIMCO Operations will manually cast votes in accordance with the Credit Research Group’s recommendations, subject to any override of such recommendations by the PM.

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b)	Overrides of the Credit Research Group’s Recommendations.

1)	Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to fixed income securities and determining whether to accept or reject the recommendation of the Credit Research Group, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the Credit Research Group would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of an Override Report containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

•	Name and ticker symbol of issuer;

•	Percentages of the outstanding securities (equity and fixed income) of the issuer held;

•	The name(s) of the fund(s) or account(s) holding the securities;

•	A summary of the proposal;

•	The date of the security holder meeting and the response deadline;

•	Whether the proposal is being made by management or a security holder;

•	Management’s recommendation with respect to the proposal;

•	The Credit Research Group recommendation with respect to the proposal;

•	The reasoning behind the PM’s decision to recommend the override;

•

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

•	Whether the PM has been contacted by an outside party regarding the vote.

2)	Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

3)	Override. If the result of this process is a decision to vote differently than proposed by the Credit Research Group, the Operations Group will manually cast such vote.

c)	When the Credit Research Group Does Not Provide a Recommendation. In certain circumstances, the Credit Research Group, as a result of conflicts or other reasons, may be unable to provide a recommendation with respect to a client proxy. Where the Credit Research Group is unable to provide a recommendation for a fixed income security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

3.	Proxy Voting Process: All Other Securities (including those not covered by the ISP or the Credit Research Group)

The ISP covers the majority of equity securities and the Credit Research Group covers fixed income securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP or when the Credit Research Group has a conflict, a proxy will not be covered

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by the ISP or the Credit Research Group. Proxies not covered by the ISP or the Credit Research Group (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

a)	Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance department will forward each OS Proxy to PIMCO Operations, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance department will, in accordance with Section B.2 above, resolve such conflict: (i) by applying the policies and procedures set forth herein; (ii) pursuant to a protocol previously established by the Conflicts Committee; (iii) if no such protocol is applicable to the conflict at hand, elevate such conflict to the Conflicts Committee for direct resolution; or (iv) by applying such other procedure(s) approved by the Legal and Compliance department.

b)	Vote. (i) Where no material conflict of interest is identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest is identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

c)	Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

d)	Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

e)	Recordkeeping. PIMCO Operations will log the proxy voting results into the ISP application for all manual ballots.

4.	Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

For example, these factors may result in PIMCO not voting proxies relating to non-U.S. issuers in some situations. This is because, in the case of such proxies, PIMCO may, for example, receive meeting notices after the cut-off time for voting or without enough time to fully consider the proxy, or PIMCO may be required in some jurisdictions to provide local agents with power of attorney prior to implementing PIMCO’s voting instructions.

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5.	Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan. The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D.	U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each U.S. registered investment company (“fund”) that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each fund states in its Statement of Additional Information (“SAI”) (or, with respect to Private Account Portfolio Series of PIMCO Funds (“PAPS Portfolios”), the Offering Memorandum Supplement) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund’s website and on the SEC’s website, as required by Form N-1A (for open-end funds) or Form N-2 (for closed-end funds). PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI (or, with respect to the PAPS Portfolios, the Offering Memorandum Supplement) and annual and semiannual reports describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A (for open-end funds) and Form N-2 (for closed-end funds).

E.	PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy

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statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F.	Review and Oversight

PIMCO’s Legal and Compliance department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

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PanAgora Asset Management, Inc.

PROXY VOTING POLICY DISCLOSURE

PanAgora Asset Management, Inc.

Introduction

PanAgora Asset Management (“PanAgora”) seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way that PanAgora believes will maximize the monetary value of each portfolio’s holdings. PanAgora takes the view that this will benefit our direct clients and, indirectly, the ultimate owners and beneficiaries of those clients.

Oversight of the proxy voting process is the responsibility of the Investment Committee. The Investment Committee reviews and approves amendments to the PanAgora Proxy Voting Policy and delegates authority to vote in accordance with this policy to its third party proxy voting service. PanAgora retains the final authority and responsibility for voting. In addition to voting proxies, PanAgora:

1)	describes its proxy voting procedures to its clients in Part 2A of its Form ADV;

2)	provides the client with this written proxy policy, upon request;

3)	discloses to its clients how they may obtain information on how PanAgora voted the client’s proxies;

4)	generally applies its proxy voting policy consistently and keeps records of votes for each client in order to verify the consistency of such voting;

5)	documents the reason(s) for voting for all non-routine items; and

6)	keeps records of such proxy votes.

Process

PanAgora’s Chief Compliance Officer is responsible for monitoring proxy voting. As stated above, oversight of the proxy voting process is the responsibility of the Investment Committee, which retains oversight responsibility for all investment activities of PanAgora.

In order to facilitate our proxy voting process, PanAgora retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Chief Compliance Officer has delegated the responsibility of working with this firm to the Compliance Manager responsible for oversight of PanAgora’s third party proxy agent, for ensuring that proxies are submitted in a timely manner. PanAgora’s Chief Compliance Officer has instituted a process for oversight of the third party proxy agent, including sampling of votes to ensure compliance with PanAgora’s policy, onsite visits to the agent and review of the agent’s policies and procedures and potential conflicts of interest.

All proxies received on behalf of PanAgora clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and (ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our proxy voting firm’s guidelines as adopted by the Investment Committee.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients or portfolio managers, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted by the Chief Compliance Officer for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of PanAgora. If the Chairman of the Investment Committee determines that there is a material conflict, the process detailed below under “Potential Conflicts” is followed. If there is no material conflict, the Chairman will examine each of the issuer’s proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolio’s holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

PanAgora also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

Potential Conflicts

As discussed above under Process, from time to time, PanAgora will review a proxy that presents a potential material conflict. An example could arise when PanAgora has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, PanAgora takes these potential conflicts very seriously. While PanAgora’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by PanAgora’s potential conflict, there are a number of courses PanAgora may take. The final decision as to which course to follow shall be made by the Investment Committee.

Casting a vote which simply follows PanAgora’s pre-determined policy eliminates PanAgora’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that PanAgora believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, PanAgora may employ the services of a third party, wholly independent of PanAgora, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party not feasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of PanAgora’s clients, shall be formalized in writing. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients’, and not PanAgora’s, best interests.

Finally, as discussed above, PanAgora reviews the policies and procedures of its proxy voting agent to seek to identify and address conflicts and potential conflicts of interest that may arise. If and to the extent such a conflict is identified, PanAgora will work with the agent to ensure that the conflict is appropriately addressed and that PanAgora’s proxies are voted in accordance with its proxy voting policy in the best interest of its clients.

Recordkeeping

In accordance with applicable law, PanAgora shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in PanAgora’s office:

1)	PanAgora’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)	a copy of each proxy statement PanAgora receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do);

3)	a record of each vote cast by PanAgora (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

4)	a copy of any document created by PanAgora that was material in making its voting decision or that memorializes the basis for such decision; and

5)	a copy of each written request from a client, and response to the client, for information on how PanAgora voted the client’s proxies.

Disclosure of Client Voting Information

Any client of PanAgora who wishes to receive information on how their proxies were voted should contact its Client Service Manager.

Schroder Investment Management North America Inc.

Schroders
Environmental, Social & Governance Policy

Schroders

Issued in December 2014 by Schroder Investment Management Limited.
31 Gresham Street, London EC2V 7QA. Registered No. 4191730 England.
Authorised and regulated by the Financial Conduct Authority.

Schroders

This document is intended to be for information purposes only and it is not intended as promotional material in any respect.

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Schroders’ ESG Philosophy

Schroders is an investment manager managing investments for clients in a variety of asset classes and for a variety of objectives but all with a common theme of producing returns for clients. This document illustrates how Schroders exercises the rights and responsibilities attaching to equity securities in which the funds of clients are invested. This paper may be part of a wider policy accommodating additional statements, where necessary, for regulatory purposes or for the benefit of clients in different locations.

Schroders believes that well managed companies will deliver sustainable competitive advantage and long term shareholder value, and therefore an analysis and consideration of a company’s financial performance, the quality of its management structures, the suitability of internal controls and the ability of the board to manage operational performance, environmental and social risks and opportunities will affect our stock valuation and selection strategies. It is in the interests of our clients that we will expect boards and executives to consider and review the strategy, operating performance, quality of leadership and the internal controls of the companies they direct, in order to produce the returns required by our clients.

On behalf of our clients Schroders has share ownership rights and exercising these rights, through company engagement and proxy voting, is an integral part of our role in managing, protecting and enhancing the value of our clients’ investments. In exercising these responsibilities we combine the perspectives of our portfolio managers and company, environmental, social and governance (ESG) analysts to form a rounded view of each company and the issues it faces. It follows that we will concentrate on each company’s ability to create sustainable value and may question or challenge companies about ESG issues that we perceive may affect their future value.

December 2014

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Our ESG Process

Investment	Schroders overriding objective for integrating an ESG approach into the equity investment process is to, wherever possible, enhance returns and protect value for our clients. The sale of shares of a successful company by Schroders is not necessarily a reflection of our view of the quality of the management of a company but may be because of our belief that other companies will offer greater share price growth relative to their current valuation. The purchase and sale of shares will also be affected by the flow of funds under our control and asset allocation decisions.

Stewardship	Share interests carry ownership rights and exercising those rights is an integral part of our investment process. The overriding principles are that our objectives for the exercise of shareholder rights and responsibilities are to enhance returns for clients and to work in the best interests of our clients.

We believe this is best achieved by considering and seeking to enhance the long term value of equity holdings. In determining long term value, we must consider the risk attached to investments compared with an opportunity to sell a holding, particularly in the event of a takeover.

Companies should act in the best interests of their owners, the shareholders. Companies must have due regard for other stakeholders – no company can function, for example, without a good workforce, without providing quality services or goods to customers, without treating suppliers with respect and without maintaining credibility with lenders. However, it is the interests of the owners of the business which should be paramount.

We accept that no one model of ESG can apply to all companies and we will consider the circumstances of each company. It is in the best interests of clients for us to be pragmatic in the way we exercise ownership rights.

Analysis	Schroders believes that an analysis and evaluation of ESG issues and their impact on investments is a fundamental part of the stock valuation and selection process. Typically ESG analysis will source information from a mosaic of sources, including (but not limited to) the company itself, specialist research providers, brokers and academics. We will utilise internationally recognised benchmarks, codes and standards[1] as guidelines for corporate best practice within our ESG company analysis, but we are pragmatic in our recognition that no “one” model of ESG management can apply to a company, and that each company has to be considered in respect of the industry and markets in which it operates. Typically good corporate ESG practice should ensure that:

–	there is an empowered and effective board

[1]	These include, but are not limited to, the Institutional Shareholders Committee, the Global Reporting Initiative, the Association of British Insurers, the United Nations Global Compact and the UK Stewardship Code.

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–	there are appropriate checks and balances in company management systems

–	there are effective systems for internal control and risk management covering ESG and other significant issues

–	there is suitable transparency and accountability

–	management remuneration is aligned with long term shareholder value

Integration	Wherever relevant the analysis of a company’s ESG performance is part of our investment process. Such analysis enhances our understanding of a company and its ability to deliver sustainable long term shareholder value. We accept that it is not always possible to apportion investment value to ESG issues but that ESG performance can provide a proxy for the quality of management and as such can be integrated into stock valuation. On occasion some ESG issues may have direct financial relevance (e.g. carbon emissions, water scarcity) and in these instances we will endeavour to integrate these considerations into our valuation process. We recognise that there is no set way for integrating ESG into the investment process, and as such different teams have developed varying approaches, and that these approaches may evolve over time.

Engagement	Engagement with companies is part of our fundamental approach to the investment process as an active investor[2]. It has the advantage of enhancing communication and understanding between companies and investors. When engaging with companies our purpose is to either seek additional understanding or, where necessary, to seek change that will protect and enhance the value of investments for which we are responsible. We concentrate on each company’s ability to create sustainable value and will question or challenge companies about issues, including those relating to ESG, that we perceive might affect the future value of those companies.

Voting: Coverage	We recognise our responsibility to make considered use of voting rights. We therefore evaluate voting issues on our investments and, where we have the authority to do so, vote on them in line with our fiduciary responsibilities in what we deem to be the interests of our clients. We normally hope to support company management, however, we will withhold support or oppose management if we believe that it is in the best interests of our clients to do so.

When voting, where there is insufficient information with which to make a voting decision or where market practices make it onerous or expensive to vote compared with the benefits of doing so (for example, share blocking3), we will not generally vote.

[2]	The extent to which we engage for particular funds as part of stock selection will vary; for quant funds, for example, meeting company managements will play no part in the selection process.
[3]	Share blocking is a practice whereby restrictions are placed on the trading of shares which are to be voted

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Voting: Operational	In order to act in the best interests of clients and in order to maintain the necessary flexibility to meet client needs, local offices of Schroders may determine a voting policy regarding the securities for which they are responsible, subject to agreement with clients as appropriate, and/or addressing local market issues.

All voting is overseen by investment professionals and is undertaken to enhance returns for clients.

We use a third party service to process all proxy voting instructions electronically. For certain investments (particularly those determined by quantitative processes) where holdings will generally be a small proportion of a company’s voting share capital, we will use a third party to determine and implement a vote on the grounds that the voting service will be more familiar with governance of those companies and the voting policy is not inconsistent with our own. At companies where we have a material holding, we will continue to vote according to our own policy.

Voting: Conflicts of Interest	Occasions may arise where a conflict or perceived conflict of interest exists, for example where the director of a company is also a director of Schroders plc. In such situations, we will follow the voting recommendations of a third party (which will be the supplier of our proxy voting processing and research service).

If a recommendation from the third party is unavailable, or If Schroders believes it should override the recommendations of the third party and vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders will obtain the approval of the decision from the Schroders’ Head of Equities with the rationale of such vote being recorded in writing.

Screening	In addition to our ESG approach Schroders also provides a screening service for clients, as and when required. These may be for a themed fund or for a segregated mandate to reflect a client’s values within their investment approach.

Client Choice	ESG should be part of the investment management process in order to ensure that the governance policy is operated to enhance the value of funds under management. Accordingly, we believe it is appropriate for clients to give voting discretion to Schroders. However, clients may elect to retain all or some discretion in relation to voting, engagement and/or corporate governance issues. In these cases, we suggest such clients use an external voting service to vote their interests.

Disclosure	We produce quarterly and annual reports on our ESG activities, as well as hosting a Responsible Investment page on our internet site. We believe that our policy and processes comply with, and support the implementation of, the Principles for Responsible Investment and the UK Stewardship Code.

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Reports on our use of voting rights and engagement with companies are available to clients.

Stock Lending	Lenders of stock do not generally have voting rights on lent stock. There may be occasions, however, where it is necessary to recall stock in order to vote it. We believe it would be appropriate to recall lent stock when a) the benefits for clients of voting outweigh the benefits of stock lending; b) the subject of the vote is material to the value of the company; and c) there is a realistic chance that voting the shares under our control would affect the outcome of the vote.

Voting Policy: Our Core Principles

The following pages set out the issues we consider when determining how to vote. All are subject to the overriding principles that we will vote and act to enhance returns for clients and act in the best interests of clients. We will vote against any proposal or action by a company which would materially reduce shareholder rights or damage shareholder interests.

Strategy, Performance, Transparency and Integrity	Strategic Focus

Companies must produce adequate returns for shareholders.
If a company is not making or will not make returns above the cost of capital, it should improve performance or consider returning underperforming capital to shareholders in a tax-efficient manner.

Shareholders’ Interests

We will oppose any proposal or action which materially reduce or damage shareholders’ rights.

Major corporate changes or transactions that materially dilute the equity or erode the economic interests or ownership rights of existing shareholders should not be made without the approval of shareholders.

With the exception of those that could reasonably be deemed insignificant, any transactions with related parties should not be made without prior independent shareholder approval.

Shareholders should be given sufficient information about any voting proposal to allow them to make an informed judgement when exercising their voting rights.

Companies should provide secure methods of ownership of shares. Further, there should be no unreasonable restrictions on the transfer of shares.

Reporting to Shareholders

The annual report and accounts of companies should be properly prepared, in accordance with relevant accounting standards.

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Companies must communicate clearly with shareholders. This obligation extends to producing quality accounts and communicating timely and relevant information. Transparency, prudence and integrity in the accounts of companies are factors which are highly valued by investors.

Auditors

Audits provide a valuable protection to shareholders and should ensure the integrity of accounts.

In order to provide objectivity and a robust assessment of the accounts, the auditors should be independent. Where independence is compromised or perceived as being compromised due to a conflict of interest, a firm’s suitability as auditor will be called into question. Independence may be compromised, for example, where the level of non-audit work is excessive or inappropriate or where the auditors or relevant individuals have a connection with the company.

Internal Controls
The level of risk a company faces and the way a company manages those risks can have a significant effect on a company’s value and may determine whether the company can survive. We understand and recognise that risks must be taken. However, risks must be recognised and managed. Linked to this, internal controls should be in place to ensure a company’s managers and board are aware of the state of the business.

Boards and Management	Status and Role
The boards (the term ‘boards’ as used in this document includes the governing bodies of corporations, however described (for example, ‘supervisory boards’)) of the companies in which our clients’ monies are invested should consider and review, amongst other things, the strategic direction, the quality of leadership and management, the internal controls and the operating performance of those companies.

Board members must be competent and have relevant expertise.

The board of directors, or supervisory board, (as an entity and each of its members as individuals) should be accountable to shareholders.

The discharge or indemnification of a board or management will not normally be supported where we are aware of outstanding issues or have concerns regarding that board or company.

Every member of the board should stand for re-election by shareholders no less than every three years.

Companies should disclose sufficient biographical information about directors to enable investors to make a reasonable assessment of the value they add to the company.

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Board Structure

Boards should consider the diversity and balance of the board:

–	The board should recognise the benefits of diversity

–	The board should be balanced, such that no group dominates the board or supervisory body.

–	There should be a material number of genuinely independent non- executives on the board or supervisory body.

Independent non-executives can give shareholders a degree of protection and assurance by ensuring that no individual or non-independent grouping has unfettered powers or dominant authority. However, the issue of independence is not, of itself, a measure of an individual’s value or ability to contribute as a board member.

Performance and Succession Planning

It is emphasised that the success of a company will be determined by the quality and success of its people. Appointing the right people to lead a company is an essential part of this process. The process for selecting and retaining board members should therefore be robust and rigorous and ensure that the make up of the board remains appropriate and dynamic, with a particular emphasis on individuals with business success.

It is important that companies which fail to achieve a satisfactory level of performance should review board membership and the role of senior executives.

Boards should therefore regularly undertake a review of their performance. A review of performance must not be an academic exercise. Any review should seek to consider the performance of individuals and the board as a whole.

Any issues identified should be resolved through, if necessary, operational changes or changes of personnel.

It is an inevitable part of any organisation that there will be changes of staff – people might not have, or no longer have, the right skills, abilities or attitude to properly and successfully fulfil or continue in their role. This applies at all levels in an organisation. Thus, it is a natural and healthy process to have staff turnover, including at senior executive and board level.

We will oppose directors and may seek their replacement where the leadership of an organisation is not sufficiently objective or robust in reviewing performance.

Committees

Boards should appoint an audit committee and a remuneration committee, each consisting of independent non-executive board members.

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Capital	Efficient Use of Capital

Companies should earn a return on capital that exceeds the company’s weighted average cost of capital.

Companies should have efficient balance sheets that minimise the cost of capital, with an appropriate level of gearing which recognises the significant risks attaching to debt.

Where companies cannot or will not use capital efficiently, they should consider returning the capital to shareholders: the capital may then be allocated to investments earning an appropriate return.

Capital should not be used for value-destroying acquisitions.

Share Buybacks
Buybacks are a valid means of creating value for investors at appropriate prices and when the objective is in the best interests of shareholders.

Issuing Shares

Companies should not propose general authorities to allow unlimited or substantial capital authorisations or blank cheque preferred stock.

The creation of different classes of equity share capital must be fully justified.
Pre-emption Rights

Pre-emption rights are a key investor protection measure. We recognise that in some instances it is appropriate for companies to have a certain amount of flexibility to issue shares for cash without offering them first to shareholders on a pre-emptive basis.
Accordingly, authorities to issue shares non-pre-emptively should not exceed recognised market guidelines or practice or, in the absence of guidelines or a recognised practice, an overall limit of 10%.

We will consider powers to issue shares on a non-pre-emptive basis in excess of these limits, where a company can provide a reasoned case that the issue of shares on a non-pre-emptive basis (whether directly or, for example, through the issue of convertible bonds or warrants or for vendor placings) would be in the best interests of existing shareholders.

Share Voting Rights

Companies should provide strong arguments to justify the introduction or maintenance of equity shares with special voting rights, golden shares or other split capital structures.

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Executive Remuneration	High calibre individuals are a vital component of success for any organisation. Remuneration policies should allow the recruitment and retention of these individuals and provide appropriate incentive arrangements which reward returns for shareholders.

In considering the pay arrangements of senior executives at companies, we are concerned with the structure of total compensation and to ensure that potential rewards are aligned with shareholder interests.

We recognise the value of high-calibre executives and note that in order to hire the best individuals, it is necessary for companies to pay at levels which allow them to compete in the market to recruit successful executives. However, the existence of this effect does not justify unwarranted transfers of value to executives. It follows that where individuals have failed, their continuation in the role should be reviewed and, if necessary, they should be removed.

In formulating proposals remuneration committees and boards should, in particular:

–	avoid creating arrangements or policies that could result in excessive dilution of shareholders’ interests or create excessive or unwarranted costs. It is expected that average dilution through the commitment to issue shares to directors, executives and employees would not exceed 1% per year;

–	link significant elements of total remuneration to genuine performance and in particular focused on the achievement of above average performance;

–	encourage significant share ownership amongst the executive team and look to widen share ownership throughout the organisation

–	avoid arrangements that would encourage the destruction of shareholder value;

–	achieve an appropriate balance between long- and short-term elements of pay, with an emphasis on reward for sustainable longer-term performance;

–	avoid service contracts and provisions providing compensatory arrangements in excess of one year, except following appointment where for a limited time a longer period may be acceptable;

–	appoint remuneration committees consisting of independent non-executive directors. These committees should be responsible for determining and recommending to the board the pay policies in respect of executive directors and senior managers;

–	not reprice, adjust, or otherwise amend stock options and awards;

–	use financial and ESG metrics for measuring executive performance which focus on outcomes rather than inputs to potential corporate performance;

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–	avoid complex scorecards of numerous performance measures, thereby diluting a focus on long term success for the company and shareholders;

–	focus long-term incentive arrangements for board members primarily on total corporate performance and only secondarily on areas of individual responsibility. Special incentive arrangements concerning specific ventures or projects may distort alignment with total corporate performance and shareholder returns.

Other Issues	Takeover Bids

Takeovers are an important part of an efficient market. However, takeovers do not always create value for shareholders. Accordingly, each case will be judged on its merits. Factors considered will include the quality of a company’s management, the long-term prospects for the company’s share price and investors and, ultimately, whether the price offered should be accepted in the best interests of our clients.

Poison Pills and Takeover Defences

Poison pill arrangements, takeover defences or other equivalent arrangements have as their purpose the benefit of management rather than the owners of the company and are frequently contrary to shareholder interests. Such arrangements should not be introduced and existing arrangements that have been put in place should be removed.

Company Constitutions

The documents defining the constitution of a company are key documents providing protection to the interests of shareowners. Any changes to these documents should be clearly justified.

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SSGA Funds Management, Inc.

SSGA Funds Management, Inc. (“SSGA FM”), one of the industry’s largest institutional asset managers, is the investment management arm of State Street Bank and Trust Company, a wholly owned subsidiary of State Street Corporation, a leading provider of financial services to institutional investors. As an investment manager, SSGA FM has discretionary proxy voting authority over most of its client accounts, and SSGA FM votes these proxies in the manner that we believe will most likely protect and promote the long-term economic value of client investments as described in the SSGA FM Global Proxy Voting and Engagement Principles.

SSGA FM maintains Proxy Voting and Engagement Guidelines for select markets, including: the US, the EU, the UK, Australia, emerging markets and Japan. International markets that do not have specific guidelines are reviewed and voted consistent with our Global Proxy Voting and Engagement Principles; however, SSGA FM also endeavors to show sensitivity to local market practices when voting in these various markets.

SSGA FM’s Approach to Proxy Voting and Issuer Engagement

At SSGA FM, we take our fiduciary duties as an asset manager very seriously. We have a dedicated team of corporate governance professionals who help us carry out our duties as a responsible investor. These duties include engaging with companies, developing and enhancing in-house corporate governance policies, analyzing corporate governance issues on a case-by-case basis at the company level, and exercising our voting rights—all to maximize shareholder value.

SSGA FM’s Global Proxy Voting and Engagement Principles (the “Principles”) may take different perspectives on common governance issues that vary from one market to another and, likewise, engagement activity may take different forms in order to best achieve long-term engagement goals. We believe that proxy voting and engagement with portfolio companies is often the most direct and productive way shareholders can exercise their ownership rights, and taken together, we view these tools to be an integral part of the overall investment process.

We believe engagement and voting activity have a direct relationship. As a result, the integration of our engagement activities, while leveraging the exercise of our voting rights, provides a meaningful shareholder tool that we believe protects and enhances the long-term economic value of the holdings in our client accounts. SSGA FM maximizes its voting power and engagement by maintaining a centralized proxy voting and active ownership process covering all holdings, regardless of strategy. Despite the different investment views and objectives across SSGA FM, depending on the product or strategy, the fiduciary responsibilities of share ownership and voting for which SSGA FM has voting discretion are carried out with a single voice and objective.

The Principles support governance structures that we believe add to, or maximize shareholder value at the companies held in our clients’ portfolios. SSGA FM conducts issuer specific engagements with companies to discuss our principles, including sustainability related risks. In addition, we encourage issuers to find ways of increasing the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns. Conversely, where appropriate, we conduct collaborative engagement activities with multiple shareholders and communicate with company representatives about common concerns.

In conducting our engagements, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country, including the macroeconomic conditions and broader political system, the quality of regulatory oversight, the enforcement of property and shareholder rights and the independence of the judiciary to name a few. SSGA FM understands that regulatory requirements and investor expectations relating to governance practices and engagement activities differ from country-to-country. As a result, SSGA FM engages with issuers, regulators, or both, depending on the market. SSGA FM also is a member of various investor associations that seek to address broader corporate governance related policy at the country level as well as issuer specific concerns at a company level.

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To help mitigate company specific risk, the team may collaborate with members of the active investment teams to engage with companies on corporate governance issues and address any specific concerns, or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. Outside of proxy voting season, SSGA FM conducts issuer specific engagements with companies covering various corporate governance and sustainability related topics.

The SSGA FM Governance Team uses a blend of quantitative and qualitative research and data to support screens to help identify issuers where active engagement may be necessary to protect and promote shareholder value. Issuer engagement may also be event driven, focusing on issuer specific corporate governance, sustainability concerns or wider industry related trends. SSGA FM also gives consideration to the size of our total position of the issuer in question and/or the potential negative governance, performance profile, and circumstance at hand. As a result, SSGA FM believes issuer engagement can take many forms and be triggered under numerous circumstances. The following methods represent how SSGA FM defines engagement methods:

Active

SSGA FM uses screening tools designed to capture a mix of company specific data including governance and sustainability profiles to help us focus our voting and engagement activity.

SSGA FM will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA FM to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Recurring

SSGA FM has ongoing dialogue with its largest holdings on corporate governance and sustainability issues. SSGA FM maintains regular face-to-face meetings with these issuers, allowing SSGA FM to reinforce key tenets of good corporate governance and actively advise these issuers around concerns that SSGA FM feels may negatively impact long-terms hareholder value.

Reactive

Reactive engagement is initiated by the issuers. SSGA FM routinely discusses specific voting issues and items with the issuer community. Reactive engagement is an opportunity to address not only voting items, but also a wide range of governance and sustainability issues.

SSGA FM has established an engagement protocol that further describes our approach to issuer engagement.

Measurement

Assessing the effectiveness of our issuer engagement process is often difficult. To limit the subjectivity of measuring our success we actively seek issuer feedback and monitor the actions issuers take post-engagement to

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identify tangible changes. By doing so, we are able to establish indicators to gauge how issuers respond to our concerns and to what degree these responses satisfy our requests. It is also important to note that successful engagement activity can be measured over differing time periods depending on the facts and circumstances involved. Engagements can last as short as a single meeting or span multiple years.

Depending on the issue and whether the engagement activity is reactive, recurring, or active, engagement with issuers can take the form of written communication, conference calls, or face-to-face meetings.SSGA FM believes active engagement is best conducted directly with company management or board members. Collaborative engagement, where multiple shareholders communicate with company representatives, can serve as a potential forum for issues that are not identified by SSGA FM as requiring active engagement, such as shareholder conference calls.

Proxy Voting Procedure

Oversight

The SSGA FM Corporate Governance Team is responsible for developing and implementing the Proxy Voting and Engagement Guidelines (the “Guidelines”), case-by-case voting items, issuer engagement activities, and research and analysis of governance-related issues. The implementation of the Guidelines is overseen by the SSGA Global Proxy Review Committee (“SSGA PRC”), a committee of investment, compliance and legal professionals, who provide guidance on proxy issues as described in greater detail below. Oversight of the proxy voting process is ultimately the responsibility of the¡SSGA Investment Committee. The SSGA Investment Committee reviews and approves amendments to the Guidelines. The SSGA PRC reports to the SSGA Investment Committee, and may refer certain significant proxy items to that committee.

Proxy Voting Process

In order to facilitate SSGA FM’s proxy voting process, SSGA FM retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance. SSGA FM utilizes ISS’s services in three ways: (1) as SSGA FM’s proxy voting agent (providing SSGA FM with vote execution and administration services); (2) for applying the Guidelines; and (3) as providers of research and analysis relating to general corporate governance issues and specific proxy items.

The SSGA FM Corporate Governance Team reviews the Guidelines with ISS on an annual basis or on a case-by-case basis as needed. On most routine proxy voting items (e.g., ratification of auditors), ISS will affect the proxy votes in accordance with the Guidelines.

In other cases, the Corporate Governance Team will evaluate the proxy solicitation to determine how to vote based on facts and circumstances, consistent with the Principles, and the accompanying Guidelines, that seek to maximize the value of our client accounts.

In some instances, the Corporate Governance Team may refer significant issues to the SSGA PRC for a determination of the proxy vote. In addition, in determining whether to refer a proxy vote to the SSGA PRC, the Corporate Governance. Team will consider whether a material conflict of interest exists between the interests of our client and those of SSGA FM or its affiliates (as explained in greater detail in our “Conflict of Interest” Policy).

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SSGA FM votes in all markets where it is feasible; however, SSGA FM may refrain from voting meetings when power of attorney documentation is required, where voting will have a material impact on our ability to trade the security, where issuer-specific special documentation is required or where various market or issuer certifications are required. SSGA FM is unable to vote proxies when certain custodians, used by our clients, do not offer proxy voting in a jurisdiction, or when they charge a meeting specific fee in excess of the typical custody service agreement.

Conflict of Interest

See SSGA’s standalone Conflicts of Interest Policy.

Proxy Voting and Engagement Principles

Directors and Boards

The election of directors is one of the most important fiduciary duties SSGA FM performs as a shareholder. SSGA FM believes that well-governed companies can protect and pursue shareholder interests better and withstand the challenges of an uncertain economic environment. As such, SSGA FM seeks to vote director elections in a way which we, as a fiduciary, believe will maximize the long-term value of each portfolio’s holdings.

Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. This concept establishes the standard by which board and director performance is measured. To achieve this fundamental principle, the role of the board, in SSGA FM’s view, is to carry out its responsibilities in the best long-term interest of the company and its shareholders. An independent and effective board oversees management, provides guidance on strategic matters, selects the CEO and other senior executives, creates a succession plan for the board and management, provides risk oversight and assesses the performance of the CEO and management. In contrast, management implements the business and capital allocation strategies and runs the company’s day-to-day operations. As part of SSGA FM’s engagement process, SSGA FM routinely discusses the importance of these responsibilities with the boards of issuers.

SSGA FM believes the quality of a board is a measure of director independence, director succession planning, board evaluations and refreshment and company governance practices. In voting to elect nominees, SSGA FM considers many factors. SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will effectively monitor management, maintain appropriate governance practices, and perform oversight functions necessary to protect shareholder interests. SSGA FM also believes the right mix of skills, independence and qualifications among directors provides boards with the knowledge and direct experience to deal with risks and operating structures that are often unique and complex from one industry to another.

Accounting and Audit Related Issues

SSGA FM believes audit committees are critical and necessary as part of the board’s risk oversight role. The audit committee is responsible for setting out an internal audit function to provide robust audit and internal control systems designed to effectively manage potential and emerging risks to the company’s operations and

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strategy. SSGA FM believes audit committees should have independent directors as members, and SSGA FM will hold the members of the audit committee responsible for overseeing the management of the audit function.

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely on financial statements. Also, it is important for the audit committee to appoint external auditors who are independent from management as we expect auditors to provide assurance as of a company’s financial condition.

Capital Structure, Reorganization and Mergers

The ability to raise capital is critical for companies to carry out strategy, grow and achieve returns above their costGof capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards and in making such a critical decision, SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and not overly dilute its shareholders.

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In evaluating mergers and acquisitions, SSGA FM considers the adequacy of the consideration and the impact of the corporate governance provisions to shareholders. In all cases, SSGA FM uses its discretion in order to maximize shareholder value.

Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer making an offer, or reducing the likelihood of a successful offer. SSGA FM does not support proposals that reduce shareholders’ rights, entrench management or reduce the likelihood of shareholder’s right to vote on reasonable offers.

Compensation

SSGA FM considers the board’s responsibility to include setting the appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation; SSGA FM believes that there should be a direct relationship between executive compensation and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as

6

with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also consider executive compensation practices when re-electing members of the remuneration committee.

SSGA FM recognizes that compensation policies and practices are unique from market to market; often with significant differences between the level of disclosures, the amount and forms of compensation paid, and the ability of shareholders to approve executive compensation practices. As a result, our ability to assess the appropriateness of executive compensation is often dependent on market practices and laws.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors may not only have an impact on the reputation of companies but may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could be the result of anything from regulation and litigation, physical threats (severe weather, climate change), economic trends to shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on a company, its industry, operations, and geographic footprint. SSGA FM may also take action against the re-election of board members if we have serious concerns over ESG practices and the company has not been responsive to shareholder requests to amend them.

General/Routine

Although SSGA FM does not seek involvement in the day-to-day operations of an organization, SSGA FM recognizes the need for conscientious oversight and input into management decisions that may affect a company’s value. SSGA FM supports proposals that encourage economically advantageous corporate practices and governance, while leaving decisions that are deemed to be routine or constitute ordinary business to management and the board of directors.

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Securities on Loan

For funds where SSGA FM acts as trustee, SSGA FM may recall securities in instances where SSGA FM believes that a particular vote will have a material impact on the fund(s). Several factors shape this process. First, SSGA FM must receive notice of the vote in sufficient time to recall the shares on or before the record date. In many cases, SSGA FM does not receive timely notice, and is unable to recall the shares on or before the record date. Second, SSGA FM, exercising its discretion may recall shares if it believes the benefit of voting shares will outweigh the foregone lending income. This determination requires SSGA FM, with the information available at the time, to form judgments about events or outcomes that are difficult to quantify. Given past experience in this area, however, we believe that the recall of securities will rarely provide an economic benefit that outweighs the cost of the foregone lending income.

Reporting

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended February 28, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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State Street Corporation has a comprehensive standalone Conflicts of Interest Policy and other policies that address a range of conflicts of interests identified by our parent company. In addition, SSGA maintains a conflicts register that identifies key conflicts and describes systems in place to mitigate the conflicts. This policy is designed to act in conjunction with related policies and practices employed by other groups within the organization. Further, they complement those policies and practices by providing specific guidance on managing the conflicts of interests that may arise through SSGA’s proxy voting activities.

Managing Conflicts of Interest Related to Proxy Voting

SSGA has policies and procedures designed to prevent undue influence on SSGA’s voting activities that may arise from relationships between proxy issuers or companies and State Street Corporation (“STT”) SSGA, SSGA affiliates, SSGA Funds or SSGA Fund affiliates.

Protocols designed to help mitigate potential conflicts of interest include:

•

Providing sole voting discretion to members of SSGA’s Corporate Governance Team. Members of the corporate governance team may from time to time discuss views on proxy voting matters, company performance, strategy etc. with other STT or SSGA employees including portfolio managers, senior executives and relationship managers. However, final voting decisions are made solely by the corporate governance team, in a manner that is consistent with the best interests of all clients, taking into account various perspectives on risks and opportunities with a view of maximizing the value of client assets;

•	Exercising a singular vote decision for each ballot item regardless of SSGA’s investment strategy;

•

Prohibiting members of SSGA’s corporate governance team from disclosing SSGA’s voting decision to any individual not affiliated with the proxy voting process prior to the meeting or date of written consent, as the case may be;

•

Mandatory disclosure by members of the SSGA’s Corporate Governance Team, Global Proxy Review Committee (“PRC”) and Investment Committee (“IC”) of any personal conflict of interest (e.g., familial relationship with company management) to the Head of the Corporate Governance Team. Members are required to recuse themselves from any engagement or proxy voting activities related to the conflict;

•

In certain instances, client accounts and/or SSGA pooled funds, where SSGA acts as trustee, may hold shares in STT or other SSGA affiliated entities, such as mutual funds affiliated with SSGA Funds Management, Inc. In general, SSGA will outsource any voting decision relating to a shareholder meeting of STT or other SSGA affiliated entities to independent outside third parties. Delegated third parties exercise vote decisions based upon SSGA’s in-house policies; and

•	Reporting of voting policy overrides, if any, to the PRC on a quarterly basis.

In general, we do not believe matters that fall within the Guidelines and are voted consistently with the Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity. However, where matters do not fall within the Guidelines or where we believe that voting in accordance with the Guidelines is unwarranted, we conduct an additional review to determine whether there is a conflict of interest. In circumstances where a conflict has been identified and either: (i) the matter does not fall clearly within the Guidelines; or (ii) SSGA determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of SSGA’s Corporate Governance Team will determine whether a Material Relationship exists. If so, the matter is referred to the SSGA PRC. The SSGA PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSGA PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSGA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of Feely, John S through the period ended February 28, 2015 and are subject to change based on market and other conditions. The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is not a guarantee of future results.

Investing involves risk including the risk of loss of principal.

Risk associated with equity investing include stock values which may fluctuate in response to the activities of individual companies and general market and economic conditions.

Standard & Poor’s (S&P) S&P Indices are a registered trademark of Standard & Poor’s Financial Services LLC.

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SSGA Funds Management, Inc.’s (“SSGA FM”) US Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the US. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies and SSGA’s Conflicts of Interest Policy.

SSGA FM’s US Proxy Voting and Engagement Guidelines address areas including board structure, director tenure, audit related issues, capital structure, executive compensation, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the US, SSGA FM expects all companies to act in a transparent manner and provide detailed disclosure on board profiles, related-party transactions, executive compensation and other governance issues that impact shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagements to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active investment teams; collaborating on issuer engagements and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the US.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practices, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election

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of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

Director related proposals at US companies include issues submitted to shareholders that deal with the composition of the board or with members of a corporation’s board of directors. In deciding which director nominee to support, SSGA FM considers numerous factors.

Director Elections

SSGA FM’s director election policy focuses on companies’ governance profile to identify if a company demonstrates appropriate governance practices or if it exhibits negative governance practices. Factors SSGA FM considers when evaluating governance practices include, but are not limited to the following:

•	Shareholder rights;

•	Board independence; and

•	Board structure.

If a company demonstrates appropriate governance practices, SSGA FM believes a director should be classified as independent based on the relevant listing standards or local market practice standards. In such cases, the composition of the key oversight committees of a board should meet the minimum standards of independence. Accordingly, SSGA FM will vote against a nominee at a company with appropriate governance practices if the director is classified as non-independent under relevant listing standards or local market practice AND serves on a key committee of the board (compensation, audit, nominating or committees required to be fully independent by local market standards).

Conversely, if a company demonstrates negative governance practices, SSGA FM believes the classification standards for director independence should be elevated. In such circumstances, we will evaluate all director nominees based on the following classification standards:

•	Is the nominee an employee of or related to an employee of the issuer or its auditor;

•	Does the nominee provide professional services to the issuer;

•	Has the nominee attended an appropriate number of board meetings; or

•	Has the nominee received non-board related compensation from the issuer.

Where companies demonstrate negative governance practices, these stricter standards will apply not only to directors who are a member of a key committee but to all directors on the board as market practice permits. Accordingly, SSGA FM will vote against a nominee (with the exception of the CEO) where the board has inappropriate governance practices and is considered not independent based on the above independence criteria.

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Additionally, SSGA FM may withhold votes from directors based on the following:

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When overall average board tenure is excessive and/or individual director tenure is excessive. In assessing excessive tenure, SSGA FM gives consideration to factors such as the preponderance of long tenured directors, board refreshment practices, and classified board structures;

•	When directors attend less than 75% of board meetings without appropriate explanation or providing reason for their failure to meet the attendance threshold;

•	CEOs of a public company who sit on more than three public company boards;

•	Director nominees who sit on more than six public company boards;

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Directors of companies that have ignored a shareholder proposal which received a majority of the shares outstanding at the last annual or special meeting, unless management submits the proposal(s) on the ballot as a binding management proposal, recommending shareholders vote for the particular proposal(s);

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Directors of companies have unilaterally adopted/ amended company by-laws that negatively impact SSGA FM’s shareholder rights (such as fee-shifting, forum selection and exclusion service by-laws) without putting such amendments to a shareholder vote;

•	Compensation committee members where there is a weak relationship between executive pay and performance over a five-year period;

•	Audit committee members if non-audit fees exceed 50% of total fees paid to the auditors; and

•	Directors who appear to have been remiss in their duties.

Director Related Proposals

SSGA FM generally votes for the following director related proposals:

•	Discharge of board members’ duties, in the absence of pending litigation, regulatory investigation, charges of fraud or other indications of significant concern;

•	Proposals to restore shareholders’ ability to remove directors with or without cause;

•	Proposals that permit shareholders to elect directors to fill board vacancies; and

•	Shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

SSGA FM generally votes against the following director related proposals:

•	Requirements that candidates for directorships own large amounts of stock before being eligible to be elected;

•	Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy; and

•	Proposals requiring two candidates per board seat.

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Majority Voting

SSGA FM will generally support a majority vote standard based on votes cast for the election of directors.

SSGA FM will generally vote to support amendments to bylaws that would require simple majority of voting shares (i.e. shares cast) to pass or repeal certain provisions.

Annual Elections

SSGA FM generally supports the establishment of annual elections of the board of directors. Consideration is given to the overall level of board independence and the independence of the key committees as well as whether there is a shareholders rights plan.

Cumulative Voting

SSGA FM does not support cumulative voting structures for the election of directors.

Separation Chair/CEO

SSGA FM analyzes proposals for the separation of Chair/CEO on a case-by-case basis taking into consideration numerous factors, including but not limited to, the appointment of and role played by a lead director, a company’s performance and the overall governance structure of the company.

Proxy Access

SSGA FM will consider proposals relating to Proxy Access on a case-by-case basis.

SSGA FM will evaluate the company’s specific circumstances, the impact of the proposal on the target company and its potential effect on shareholder value.

Considerations include but are not limited to the following:

•	The ownership thresholds and holding duration proposed in the resolution;

•	The binding nature of the proposal;

•	The number of directors that shareholders may be able to nominate each year;

•	Company performance;

•	Company governance structure;

•	Shareholder rights; and

•	Board performance.

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Age/Term Limits

Generally, SSGA FM will vote against age and term limits unless the company is found to have poor board refreshment and director succession practices and has a preponderance of non-executive directors with excessively long-tenures serving on the board.

Approve Remuneration of Directors

Generally, SSGA FM will support directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry. In making our determination, we review whether the compensation is overly dilutive to existing shareholders.

Indemnification

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Classified Boards

SSGA FM generally supports annual elections for the board of directors.

Confidential Voting

SSGA FM will support confidential voting.

Board Size

SSGA FM will support proposals seeking to fix the board size or designate a range for the board size and will vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Audit Related Issues

Ratifying Auditors and Approving Auditor Compensation

SSGA FM supports the approval of auditors and auditor compensation provided that the issuer has properly disclosed audit and non-audit fees relative to market practice and the audit fees are not deemed excessive. SSGA FM deems audit fees to be excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditor. SSGA FM will support the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities and will support the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function.

In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are

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determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

SSGA FM will support the discharge of auditors and requirements that auditors attend the annual meeting of shareholders.1

Capital Related Issues

Capital structure proposals include requests by management for approval of amendments to the certificate of incorporation that will alter the capital structure of the company.

The most common request is for an increase in the number of authorized shares of common stock, usually in conjunction with a stock split or dividend. Typically, requests that are not unreasonably dilutive or enhance the rights of common shareholders are supported. In considering authorized share proposals, the typical threshold for approval is 100% over current authorized shares. However, the threshold may be increased if the company offers a specific need or purpose (merger, stock splits, growth purposes, etc.). All proposals are evaluated on a case-by-case basis taking into account the company’s specific financial situation.

Increase in Authorized Common Shares

In general, SSGA FM supports share increases for general corporate purposes up to 100% of current authorized stock.

SSGA FM supports increases for specific corporate purposes up to 100% of the specific need plus 50% of current authorized common stock for US firms.

When applying the thresholds, SSGA FM will also consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Increase in Authorized Preferred Shares

SSGA FM votes on a case-by-case basis on proposals to increase the number of preferred shares.

Generally, SSGA FM will vote for the authorization of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

SSGA FM will support proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense). However, SSGA FM will vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

[1]	Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Unequal Voting Rights

SSGA FM will not support proposals authorizing the creation of new classes of common stock with superior voting rights and will vote against new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders.

However, SSGA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation.

Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported.

In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Issues

Typically, these are proposals relating to requests by management to amend the certificate of incorporation or bylaws to add or delete a provision that is deemed to have an antitakeover effect. The majority of these

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proposals deal with management’s attempt to add some provision that makes a hostile takeover more difficult or will protect incumbent management in the event of a change in control of the company.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

SSGA FM will support mandates requiring shareholder approval of a shareholder rights plans (“poison pill”) and repeals of various anti-takeover related provisions.

In general, SSGA FM will vote against the adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”).

SSGA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

Special Meetings

SSGA FM will vote for shareholder proposals related to special meetings at companies that do not provide shareholders the right to call for a special meeting in their bylaws if:

•	The company also does not allow shareholders to act by written consent; or

•	The company allows shareholders to act by written consent but the ownership threshold for acting by written consent is set above 25% of outstanding shares.

SSGA FM will vote for shareholder proposals related to special meetings at companies that give shareholders (with a minimum 10% ownership threshold) the right to call for a special meeting in their bylaws if:

•	The current ownership threshold to call for a special meeting is above 25% of outstanding shares.

SSGA FM will vote for management proposals related to special meetings.

Written Consent

SSGA FM will vote for shareholder proposals on written consent at companies if:

•	The company does not have provisions in their bylaws giving shareholders the right to call for a special meeting; or

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•	The company allows shareholders the right to call for a special meeting but the current ownership threshold to call for a special meeting is above 25% of outstanding shares; and

•	The company has a poor governance profile.

SSGA FM will vote management proposals on written consent on a case-by-case basis.

Super-Majority

SSGA FM will generally vote against amendments to bylaws requiring super-majority shareholder votes to pass or repeal certain provisions. SSGA FM will vote for the reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such a reduction or elimination.

Remuneration Issues

Despite the differences among the types of plans and the awards possible there is a simple underlying philosophy that guides the analysis of all compensation plans; namely, are the terms of the plan designed to provide an incentive for executives and/or employees to align their interests with those of the shareholders and thus work toward enhancing shareholder value. Plans which benefit participants only when the shareholders also benefit are those most likely to be supported.

Advisory Vote on Executive Compensation and Frequency

SSGA FM believes executive compensation plays a critical role in aligning executives interest with shareholder’s, attracting, retaining and incentivizing key talent, and ensuring positive correlation between the performance achieved by management and the benefits derived by shareholders. SSGA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. SSGA FM seeks adequate disclosure of different compensation elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. Further, shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance on an annual basis.

Employee Equity Award Plans

SSGA FM considers numerous criteria when examining equity award proposals. Generally, SSGA FM does not vote against plans for lack of performance or vesting criteria. Rather, the main criteria that will result in a vote against an equity award plan are:

Excessive voting power dilution To assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares and the issued but unexercised shares by the fully diluted share count. SSGA FM reviews that number in light of certain factors, including the industry of the issuer.

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Historical option grants Excessive historical option grants over the past three years. Plans that provide for historical grant patterns of greater than eight to twelve percent are generally not supported.

Repricing SSGA FM will vote against any plan where repricing is expressly permitted. If a company has a history of repricing underwater options, the plan will not be supported.

Other criteria include the following:

•	Number of participants or eligible employees;

•	The variety of awards possible; and

•	The period of time covered by the plan.

There are numerous factors that we view as negative, and together, may result in a vote against a proposal:

•	Grants to individuals or very small groups of participants;

•	“Gun-jumping” grants which anticipate shareholder approval of a plan or amendment;

•	The power of the board to exchange “underwater” options without shareholder approval; this pertains to the ability of a company to reprice options, not the actual act of repricing described above;

•	Below market rate loans to officers to exercise their options;

•	The ability to grant options at less than fair market value;

•	Acceleration of vesting automatically upon a change in control; and

•	Excessive compensation (i.e. compensation plans which are deemed by SSGA FM to be overly dilutive).

Share Repurchases If a company makes a clear connection between a share repurchase program and its intent to offset dilution created from option plans and the company fully discloses the amount of shares being repurchased, the voting dilution calculation may be adjusted to account for the impact of the buy back.

Companies who do not (i) clearly state the intentions of any proposed share buy-back plan or (ii) disclose a definitive number of the shares to be bought back, (iii) specify the range of premium/discount to market price at which a company can repurchase shares and, (iv) disclose the time frame during which the shares will be bought back, will not have any such repurchase plan factored into the dilution calculation.

162(m) Plan Amendments If a plan would not normally meet the SSGA FM criteria described above, but is primarily being amended to add specific performance criteria to be used with awards designed to qualify for performance-based exception from the tax deductibility limitations of Section 162(m) of the Internal Revenue Code, then SSGA FM will support the proposal to amend the plan.

Employee Stock Option Plans

SSGA FM generally votes for stock purchase plans with an exercise price of not less than 85% of fair market value. However, SSGA FM takes market practice into consideration.

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Compensation Related Items

SSGA FM will generally support the following proposals:

•	Expansions to reporting of financial or compensation-related information, within reason; and

•	Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee.

SSGA FM will generally vote against the following proposals:

•	Retirement bonuses for non-executive directors and auditors.

Miscellaneous/Routine Items

SSGA FM generally supports the following miscellaneous/routine governance items:

•	Reimbursement of all appropriate proxy solicitation expenses associated with the election when voting in conjunction with support of a dissident slate;

•	Opting out of business combination provision;

•	Proposals that remove restrictions on the right of shareholders to act independently of management;

•	Liquidation of the company if the company will file for bankruptcy if the proposal is not approved;

•	Shareholder proposals to put option repricings to a shareholder vote;

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General updating of or corrective amendments to charter and bylaws not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment);

•	Change in corporation name;

•	Mandates that amendments to bylaws or charters have shareholder approval;

•	Management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable;

•	Repeals, prohibitions or adoption of anti-greenmail provisions;

•	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced and proposals to implement a reverse stock split to avoid delisting; and

•	Exclusive forum provisions.

SSGA FM generally does not support the following miscellaneous/ routine governance items:

•	Proposals asking companies to adopt full tenure holding periods for their executives;

•	Reincorporation to a location that we believe has more negative attributes than its current location of incorporation;

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•	Shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable;

•	Proposals to approve other business when it appears as voting item;

•	Proposals giving the board exclusive authority to amend the bylaws; and

•	Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Environmental and Social Issues

As a fiduciary, we consider the financial and economic implications of environmental and social issues first and foremost. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business.

Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer-by-issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended March 31, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected. Past performance is no guarantee of future results.

SSGA generally delegates commodities management for separately managed accounts to SSGA FM, a wholly owned subsidiary of State Street and an affiliate of SSGA. SSGA FM is registered as a commodity trading advisor (“CTA”) with the Commodity Futures Trading Commission and National Futures Association.

This communication is not specifically directed to investors of separately managed accounts (SMA) utilizing futures, options on futures or swaps. SSGA FM CTA clients should contact SSGA Relationship Management for important CTA materials.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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© 2015 State Street Corporation. All Rights Reserved.	ID3439-INST-5436 0315 Exp. Date: 03/31/2016

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SSGA Funds Management, Inc.’s, (“SSGA FM”) European Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in European markets excluding the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles and SSGA’s Conflicts of Interest Policy which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies.

SSGA FM’s Proxy Voting and Engagement Guidelines in European markets address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management and monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in European markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in European companies, SSGA FM also considers guidance issued by the European Commission. Companies should provide detailed explanations under diverse ‘comply or explain’ approaches, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues arean integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in European markets.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

2

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in European companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders;

•	Family ties with any of the company’s advisers, directors or senior employees;

•	Employee and government representatives; and

•	Overall average board tenure and individual director tenure at issuers with classified and de-classified boards, respectively.

While, overall board independence requirements and board structures differ from market to market, SSGA FM considers voting against directors it deems non-independent if overall board independence is below one third. SSGA FM also assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as overall level of independence on the board and general corporate governance standards in the company. SSGA FM may also not support a proposal to discharge the board, if a company fails to meet adequate governance standards or board level independence.

When considering the election or re-election of a non-executive director, SSGA FM also considers the number of outside board directorships a non-executive can undertake and attendance at board meetings. In addition, SSGA FM may vote against the election of a director whose biographical disclosures are insufficient to assess his or her role on the board and/or independence.

Although we generally are in favour of the annual election of directors, we recognise that director terms vary considerably in different European markets. SSGA FM may vote against article/ bylaw changes that seek to extend director terms. In addition, in certain markets, SSGA FM may vote against directors if their director terms extend beyond four years.

SSGA FM believes companies should have relevant board level committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their

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effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA FM may vote against nominees who are executive members of audit or remuneration committees.

In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint.

In certain European markets it is not uncommon for the election of directors to be presented in a single slate. In these cases, where executives serve on the audit or the remuneration committees, SSGA FM may vote against the entire slate.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities)

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

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Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

In some European markets, differential voting rights continue to exist. SSGA FM supports the “one share one vote” policy and favours a share structure where all shares have equal voting rights. SSGA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders. SSGA FM supports proposals to abolish voting caps and capitalization changes that eliminate other classes of stock and/or unequal voting rights.

Increase in Authorized Capital

The ability raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seek to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

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Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Related Party Transactions

Certain companies in European markets have a controlled ownership structure and have complex cross-shareholdings between subsidiaries and parent companies (related companies). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, SSGA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price

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Anti-Takeover Measures

European markets have diverse regulations concerning the use of share issuances as takeover defenses with legal restrictions lacking in some markets. SSGA FM supports a one-share, one-vote policy, for example, given that dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers. SSGA FM opposes unlimited share issuance authorizations as they may be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. SSGA FM also monitors the duration of authorities to issue shares and whether there are restrictions and caps on multiple issuance authorities during the specified time periods. SSGA FM opposes antitakeover defenses such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

In European markets, authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

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Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended February 28, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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© 2015 State Street Corporation. All Rights Reserved.	ID3449-INST-5416 0315 Exp. Date: 03/31/2016

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SSGA Funds Management, Inc.’s, (“SSGA FM”), UK Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in the United Kingdom and Ireland. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies and SSGA’s Conflicts of Interest Policy.

SSGA FM’s UK Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research into corporate governance issues in the UK and Ireland, SSGA FM expects all companies, regardless of domicile, that obtain a primary listing on the London Stock Exchange or the Irish Stock Exchange to comply with the UK Corporate Governance Code. Companies should provide detailed explanations under the Code’s ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance wouldserve shareholders’ long-term interests.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and EMEA investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the UK and European markets.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

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Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound corporate governance policies and practices.

A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in UK companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Excessive tenure and a preponderance of long-tenured directors:

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSGA FM also considers the number of outside board directorships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSGA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSGA FM supports the annual election of directors.

While SSGA FM is generally supportive of having the roles of chairman and CEO separated in the UK market, SSGA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities).

SSGA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Similarly, executive pay is an important aspect of corporate governance, and it should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. SSGA FM will vote against nominees who are executive members of audit or remuneration committees.

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In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if an adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholder’s ability to monitor

4

the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for a specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, specify the range of premium/discount to market price at which a company can repurchase shares, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM will generally support transactions that maximize share-holder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

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SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSGA FM opposes antitakeover defenses such as authorities for the board when subject to a hostile takeover to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

Despite the differences among the types of plans and awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term.

Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration policies and reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where pay seems misaligned with shareholders’ interests. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure.

Equity Incentives Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company- by-company basis any non-cash or performance related pay to non-executive directors.

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Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

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State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended February 19, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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SSGA Funds Management, Inc.’s (“SSGA FM”) Emerging Market Proxy Voting and Engagement Guidelines cover different corporate governance frameworks and practices in emerging markets. This policy complements and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles which provides a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflicts of Interest Policy.

At SSGA FM, we recognize that countries in emerging markets are disparate in their corporate governance frameworks and practices. Concurrent with developing a company specific voting and engagement program, SSGA FM also evaluates the various factors that play into the corporate governance framework of a country. These factors include: (i) the macroeconomic conditions and broader political system in a country; (ii) quality of regulatory oversight, enforcement of property and shareholder rights; and (iii) the independence of judiciary—to name a few. While emerging market countries tend to pose broad common governance issues across all markets, such as concentrated ownership, poor disclosure of financial and related-party transactions, and weak enforcement of rules and regulation, SSGA FM’s emerging market proxy voting policy is designed to identify and address specific governance concerns in each market.

SSGA FM’s Proxy Voting and Engagement Philosophy in Emerging Markets

SSGA FM’s approach to proxy voting and issuer engagement in emerging markets is designed to increase the value of our investments through the mitigation of governance risks. Since the overall quality of the corporate governance framework in an emerging market country drives the level of governance risks investors assign to a country, improving the macro governance framework in a country may help reduce governance risks, in turn, increasing the overall value of SSGA FM’s holdings over time. Therefore, in order to improve the overall governance framework and practices in a country, members of our proxy voting and engagement team endeavor to visit emerging market countries and meet with representatives from regulatory agencies and stock markets to highlight potential concerns with the macro governance framework of a country. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in emerging markets. To help mitigate company specific risk, the team works alongside members of the active fundamental and emerging market teams to engage with emerging market companies on governance issues and address any specific concerns or to get more information regarding shareholder items that are to be voted on at upcoming shareholder meetings. This integrated approach to engagement drives SSGA FM’s proxy voting and engagement philosophy in emerging markets.

SSGA FM’s proxy voting guidelines in emerging markets addresses six broad areas:

•	Directors and Boards;

•	Accounting and Audit Related Issues;

•	Shareholder Rights and Capital Related Issues;

•	Remuneration;

•	Environmental and Social Issues; and

•	General/Routine Issues.

Directors and Boards

SGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. However, several factors such as low overall independence level requirements by market regulators, poor biographical disclosure of director profiles,

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prevalence of related-party transactions and the general resistance from controlling shareholders to increase board independence renders the election of directors as one of the most important fiduciary duties SSGA FM performs in emerging market companies.

SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise.

SSGA FM’s broad criteria for director independence in emerging market companies include factors such as:

•	Participation in related-party transactions;

•	Employment history with company;

•	Relations with controlling shareholders and other

•	employees; and

•	Attendance levels.

Audit Related Issues

The disclosure and availability of reliable financial statements in a timely manner is imperative for the investment process. As a result, board oversight of internal controls and the independence of the audit process are essential if investors are to rely on financial statements. SSGA FM believes that audit committees provide the necessary oversight on the selection and appointment of auditors, a company’s internal controls and accounting policies, and the overall audit process. In emerging markets, SSGA FM encourages boards to appoint an audit committee composed of a majority of independent auditors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. SSGA FM believes that it is imperative for audit committees to select outside auditors who are independent from management.

Shareholder Rights and Capital Related Issues

SSGA FM believes that changes to a company’s capital structure such as changes in authorized share capital, share repurchase and debt issuances are critical decisions made by the board. SSGA FM believes the company should have a well explained business rationale that is consistent with corporate strategy and should not overly dilute its shareholders.

Related Party Transcations

Most companies in emerging markets have a controlled ownership structure that often include complex cross-shareholding between subsidiaries and parent companies (“related companies”). As a result, there is a high

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prevalence of related-party transactions between the company and its various stakeholders such as directors and management. In addition, inter-group loan and loan guarantees provided to related companies are some of the other related-party transactions that increase the risk profile of companies. In markets where shareholders are required to approve such transactions, SSGA FM expects companies to provide details of the transaction, such as the nature, value and purpose of such a transaction. It also encourages independent directors to ratify such transactions. Further, SSGA FM encourages companies to describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.

Share Repurchase Programs

With regard to share repurchase programs, SSGA FM expects companies to clearly state the business purpose for the program, a definitive number of shares to be repurchase.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

SSGA will actively seek direct dialogue with the board and management of companies we have identified through our screening processes. Such engagements may lead to further monitoring to ensure the company

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improves its governance or sustainability practices. In these cases, the engagement process represents the most meaningful opportunity for SSGA to protect long-term shareholder value from excessive risk due to poor governance and sustainability practices.

Remuneration

SSGA FM considers it to be the board’s responsibility to set appropriate level of executive compensation. Despite the differences among the types of plans and the awards possible, there is a simple underlying philosophy that guides SSGA FM’s analysis of executive compensation; there should be a direct relationship between executive compensation and company performance over the long term. In emerging markets we encourage companies to disclose information on senior executive remuneration.

With regard to director remuneration, SSGA FM supports director pay provided the amounts are not excessive relative to other issuers in the market or industry and are not overly dilutive to existing shareholders.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change. In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

In emerging markets, shareholders seldom vote on environmental and social issues. Therefore, SSGA FM addresses a company’s approach to identifying and managing environmental and social risks stemming for various aspects of its operations in its one-on-one engagement with companies.

General/Routine Issues

Some of the other issues that are routinely voted on in emerging markets include approving the allocation of income and accepting financial statements and statutory reports. For these voting items, SSGA FM’s policies consider several factors including historical dividend payouts, pending litigation, governmental investigation, charges of fraud or other indication of significant concerns.

5

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended February 28, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’ express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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SSGA Funds Management, Inc.’s, (“SSGA FM”) Japan Proxy Voting and Engagement Guidelines complement and should be read in conjunction with SSGA FM’s overarching Global Proxy Voting and Engagement Principles, which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflicts of Interest Policy.

SSGA FM’s Proxy Voting and Engagement Guidelines in Japan address areas including; board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in Japan, SSGA FM takes into consideration the unique aspects of Japanese corporate governance structures. We recognize that under Japanese corporate law, companies may choose between two structures of corporate governance: the statutory auditor system or the committee structure. Most Japanese boards predominantly consist of executives and non-independent outsiders affiliated through commercial relationships or cross-shareholdings. Nonetheless, when evaluating companies, SSGA FM expects Japanese companies to address conflicts of interest, risk management and demonstrate an effective process for monitoring management. In its analysis and research into corporate governance issues in Japanese companies, SSGA FM also considers guidance issued by the Corporate Law Subcommittee of the Legislative Council within the Ministry of Justice as well as private study groups.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, and environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in Japan.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice.

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Japanese companies have the option of having a traditional board of directors with statutory auditors, or a board with a committee structure. Most Japanese issuers prefer the traditional statutory auditor structure. Statutory auditors act in a quasi-compliance role as they are not involved in strategic decision-making nor are they part of the formal management decision process. Statutory auditors attend board meetings but do not have voting rights at the board; however, they have the right to seek an injunction and conduct broad investigations of unlawful behavior in the company’s operations.

SSGA FM will support the election of statutory auditors, unless the outside statutory auditor nominee is regarded as non-independent based on SSGA FM criteria, the outside statutory auditor has attended less than 75 percent of meetings of the board of directors or board of statutory auditors during the year under review, or the statutory auditor has been remiss in the performance of their oversight responsibilities (fraud, criminal wrong doing, breach of fiduciary responsibilities).

For companies with a statutory auditor structure there is no legal requirement that boards have outside directors, however, SSGA FM believes there should be a transparent process of independent and external monitoring of management on behalf of shareholders.

•

SSGA FM believes that non-controlled Japanese companies should appoint at least one outside director, otherwise, SSGA FM will oppose the top executive who is responsible for the director nomination process; and

•	For controlled companies with a statutory auditor structure, SSGA FM will oppose the top executive, if the board does not have at least two outside directors.

For companies with a committee structure, SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering general market practice, as well as the independence of the nominee. SSGA FM also takes into consideration the overall independence level of the committees. In determining director independence, SSGA FM considers the following factors:

•	Participation in related-party transactions and other business relations with the company;

•	Past employment with the company;

•	Provides professional services to the company; and

•	Family ties with the company.

Regardless of board structure, SSGA FM may oppose the election of a director for the following reasons:

•	Failure to attend board meetings; or

•	In instances of egregious actions related to a director’s service on the board.

Indemnification and Limitations on Liability

Generally, SSGA FM supports proposals to limit directors’ and statutory auditors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith,

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gross negligence or reckless disregard of the duties involved in the conduct of his or her office. SSGA FM believes limitations and indemnification are necessary to attract and retain qualified directors.

Audit Related Items

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should have the opportunity to vote on their appointment at the annual meeting.

Ratifying External Auditors

SSGA FM will generally support the appointment of external auditors unless the external auditor is perceived as being non-independent and there are concerns about the accounts presented and the audit procedures followed.

Limit Legal Liability of External Auditors

SSGA FM generally opposes limiting the legal liability of audit firms as we believe this could create a negative impact on the quality of the audit function.

Capital Structure, Reorganization and Mergers

SSGA FM supports the “one share one vote” policy and favors a share structure where all shares have equal voting rights. SSGA FM supports proposals to abolish voting caps or multiple voting rights and will oppose measures to introduce these types of restrictions on shareholder rights.

SSGA FM believes pre-emption rights should be introduced for shareholders in order to provide adequate protection from being overly diluted from the issuance of new shares or convertible securities to third parties or a small number of select shareholders.

Unequal Voting Rights

SSGA FM generally opposes proposals authorizing the creation of new classes of common stock with superior voting rights and will generally oppose new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights. In addition, SSGA FM will not support capitalization changes that add classes of stock with undefined voting rights or classes that may dilute the voting interests of existing shareholders.

However, SSGA FM will support capitalization changes that eliminate other classes of stock and/or unequal voting rights.

4

Increase in Authorized Capital

SSGA FM generally supports increases in authorized capital where the company provides an adequate explanation for the use of shares. In the absence of an adequate explanation, SSGA FM may oppose the request if the increase in authorized capital exceeds 100 percent of the currently authorized capital. Where share issuance requests exceed our standard threshold, SSGA FM will consider the nature of the specific need, such as mergers and acquisitions and stock splits.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long term financial health.

Share Repurchase Programs

Companies are allowed under Japan Corporate Law to amend their articles to authorize the repurchase of shares at the board’s discretion. SSGA FM will oppose an amendment to articles allowing the repurchase of shares at the board’s discretion. SSGA FM believes the company should seek shareholder approval for a share repurchase program at each year’s AGM, providing shareholders the right to evaluate the purpose of the repurchase.

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSGA FM may vote against share repurchase requests that allow share repurchases during a takeover period.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported.

SSGA FM evaluates mergers and structural reorganizations on a case-by-case basis. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

5

•	Offers made at a premium and where there are no other higher bidders; and

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

In general, SSGA FM believes that adoption of poison pills that have been structured to protect management and to prevent takeover bids from succeeding is not in shareholders’ interest. A shareholder rights plan may lead to management entrenchment and discourage legitimate tender offers and acquisitions. Even if the premium paid to companies with a shareholder rights plan is higher than that offered to unprotected firms, a company’s chances of receiving a takeover offer in the first place may be reduced by the presence of a shareholder rights plan.

Proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management will not be supported.

Proposals that enhance the right of shareholders to make their own choices as to the desirability of a merger or other proposal are supported.

Shareholder Rights Plans

In evaluating poison pills, the following conditions must be met before SSGA FM will recommend a vote in favor.

SSGA FM will support the adoption or renewal of a Japanese issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced.

SSGA FM will vote for an amendment to a shareholder rights plan (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, or (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced).

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Compensation

In Japan, excessive compensation is rarely an issue. Rather, the problem is the lack of connection between pay and performance. Fixed salaries and cash retirement bonuses tend to comprise a significant portion of the compensation structure while performance-based pay is generally a small portion of the total pay. SSGA FM, where possible, seeks to encourage the use of performance based compensation in Japan as an incentive for executives and as a way to align interests with shareholders.

Approve Adjustment to Aggregate Compensation Ceiling for Directors

Remuneration for directors is generally reasonable. Typically, each company sets the director compensation parameters as an aggregate thereby limiting the total pay to all directors. When requesting a change, a company must disclose the last time the ceiling was adjusted and management provides the rationale for the ceiling increase. SSGA FM will generally support proposed increases to the ceiling if the company discloses the rationale for the increase. SSGA FM may oppose proposals to increase the ceiling if there has been corporate malfeasance or sustained poor performance.

Approve Annual Bonuses for Directors/Statutory Auditors

In Japan, since there are no legal requirements that mandate companies to seek shareholder approval before awarding a bonus, SSGA FM believes that existing shareholder approval of the bonus should be considered best practice. As a result, SSGA FM supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period.

Approve Retirement Bonuses for Directors/Statutory Auditors

Retirement bonuses make up a sizeable portion of directors’ and auditors’ lifetime compensation and are based on board tenure. While many companies in Japan have abolished this practice, there remain many proposals seeking shareholder approval for the total amounts paid to directors and statutory auditors as a whole. In general, SSGA FM supports these payments unless the recipient is an outsider or in instances where the amount is not disclosed.

Approve Stock Plan

Most option plans in Japan are conservative, particularly at large companies. Japan corporate law requires companies to disclose the monetary value of the stock options for directors and/or statutory auditors. Some companies do not disclose the maximum number of options that can be issued per year and shareholders are unable to evaluate the dilution impact. In this case, SSGA FM cannot calculate the dilution level and, therefore, SSGA FM may oppose such plans for poor disclosure. SSGA FM also opposes plans that allow for the repricing of the exercise price.

7

Deep Discount Options

As Japanese companies move away from the retirement bonus system, deep discount options plans have become more popular. Typically, the exercise price is set at JPY 1 per share. SSGA FM evaluates deep discount options using the same criteria used to evaluate stock options as well as considering the vesting period.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors can not only have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. Companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint.

Miscellaneous/Routine Items

Expansion of Business Activities

Japanese companies’ articles of incorporation strictly define the types of businesses in which a company is permitted to engage. In general, SSGA FM views proposals to expand and diversify the company’s business activities as routine and non-contentious. SSGA FM will monitor instances where there has been an inappropriate acquisition and diversification away from the company’s main area of competence, which resulted in a decrease of shareholder value.

More Information

Any client who wishes to receive information on how its proxies were voted should contact its SSGA FM relationship manager.

8

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.
The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended February 28, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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9

SSGA Funds Management, Inc.’s (“SSGA FM”) Australia Proxy Voting and Engagement Guidelines outline our expectations of companies listed on stock exchanges in Australia. This policy complements and should be read in conjunction with SSGA FM’s Global Proxy Voting and Engagement Principles which provide a detailed explanation of SSGA FM’s approach to voting and engaging with companies, and SSGA’s Conflict of Interest Policy.

SSGA FM’s Australia Proxy Voting and Engagement Guidelines address areas including board structure, audit related issues, capital structure, remuneration, environmental, social and other governance related issues. Principally, we believe the primary responsibility of the board of directors is to preserve and enhance shareholder value and protect shareholder interests. In order to carry out their primary responsibilities, directors have to undertake activities that range from setting strategy, overseeing executive management to monitoring the risks that arise from a company’s business, including risks related to sustainability issues. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.

When voting and engaging with companies in global markets, SSGA FM considers market specific nuances in the manner that we believe will most likely protect and promote the long-term economic value of client investments. SSGA FM expects companies to observe the relevant laws and regulations of their respective markets as well as country specific best practice guidelines and corporate governance codes. When we feel that a country’s regulatory requirements do not address some of the key philosophical principles that SSGA FM believes are fundamental to its global voting guidelines, we may hold companies in such markets to our global standards.

In its analysis and research in to corporate governance issues in Australia, SSGA FM expects all companies at a minimum to comply with the ASX Corporate Governance Principles. Companies should provide detailed explanations under the Principles’ ‘comply or explain’ approach, especially where they fail to meet requirements and why any such non-compliance would serve shareholders’ long-term interests. On some governance matters, such as composition of audit committees, we hold Australian companies to our global standards requiring all directors on the committee to be independent of management.

SSGA FM’s Proxy Voting and Engagement Philosophy

In our view, corporate governance and sustainability issues are an integral part of the investment process. The Corporate Governance Team consists of investment professionals with expertise in corporate governance and company law, remuneration, accounting as well as environmental and social issues. SSGA FM has established robust corporate governance principles and practices that are backed with extensive analytical expertise to understand the complexities of the corporate governance landscape. SSGA FM engages with companies to provide insight on the principles and practices that drive our voting decisions. We also conduct proactive engagement to address significant shareholder concerns and environmental, social and governance (“ESG”) issues in a manner consistent with maximizing shareholder value.

The team works alongside members of SSGA FM’s active fundamental and the Asia-Pacific (“APAC”) investment teams; collaborating on issuer engagement and providing input on company specific fundamentals. SSGA FM is also a member of various investor associations that seek to address broader corporate governance related policy issues in the region.

SSGA FM is a signatory to the United Nations Principles of Responsible Investment (“UNPRI”) and is compliant with the UK Stewardship Code. We are committed to sustainable investing and are working to further integrate ESG principles into investment and corporate governance practice, where applicable and consistent with our fiduciary duty.

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Directors and Boards

SSGA FM believes that a well constituted board of directors, with a good balance of skills, expertise and independence, provides the foundations for a well governed company. SSGA FM votes for the election/re-election of directors on a case-by-case basis after considering various factors including general market practice and availability of information on director skills and expertise. In principle, SSGA FM believes independent directors are crucial to good corporate governance and help management establish sound ESG policies and practices. A sufficiently independent board will most effectively monitor management and perform oversight functions necessary to protect shareholder interests.

SSGA FM’s broad criteria for director independence in Australian companies include factors such as:

•	Participation in related-party transactions and other business relations with the company;

•	Employment history with company;

•	Relations with controlling shareholders; and

•	Family ties with any of the company’s advisers, directors or senior employees.

When considering the election or re-election of a director, SSGA FM also considers the number of outside board director-ships a non-executive and an executive may undertake as well as attendance at board meetings. In addition, SSGA FM monitors other factors that may influence the independence of a non-executive director, such as performance related pay, cross-directorships, significant shareholdings and tenure. SSGA FM supports the annual election of directors and encourages Australian companies to adopt this practice.

While SSGA FM is generally supportive of having the roles of chairman and CEO separated in the Australia market, SSGA FM assesses the division of responsibilities between chairman and CEO on a case-by-case basis, giving consideration to factors such as the company’s specific circumstances, overall level of independence on the board and general corporate governance standards in the company. Similarly, SSGA FM will monitor for circumstances where a combined chairman/CEO is appointed or where a former CEO becomes chairman.

SSGA FM may also consider factors such as board performance and directors who appear to be remiss in the performance of their oversight responsibilities when considering their suitability for reappointment. (e.g. fraud, criminal wrongdoing, breach of fiduciary responsibilities)

SSGA FM believes companies should have committees for audit, remuneration and nomination oversight. The audit committee is responsible for monitoring the integrity of the financial statements of the company, appointing external auditors, monitoring their qualifications and independence as well their effectiveness and resource levels. Australian Corporate Governance Principles requires ASX listed companies to have an audit committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. It also requires that the committee be chaired by an independent director who is not the chair of the board. SSGA FM holds Australian companies to its global standards for developed financial markets, by requiring that all members of the audit committee be independent directors.

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In its analysis of boards, SSGA FM considers whether board members have adequate skills to provide effective oversight of corporate strategy, operations and risks, including environmental and social issues. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the skills of board members to address issues such as emerging risks, changes to corporate strategy and diversification of operations and geographic footprint. The nomination committee is responsible for evaluating and keeping under review the balance of skills, knowledge and experience of the board and ensuring that adequate succession plans are in place for directors and the CEO. SSGA FM may vote against the re-election of members of the nomination committee if, over time, the board has failed to address concerns over board structure or succession.

Executive pay is another important aspect of corporate governance. SSGA FM believes that executive pay should be determined by the board of directors and SSGA FM expects companies to have in place remuneration committees to provide independent oversight over executive pay. Australian Corporate Governance Principles requires ASX listed companies to have a remuneration committee of at least three members all of whom are non-executive directors and a majority of whom are independent directors. Since Australia has a non-binding vote on pay with a two-strike rule requiring a board spill in the event of a second strike, SSGA FM believes that the vote provides investors a mechanism to address concerns it may have on the quality of oversight provided by the board on remuneration issues. Accordingly SSGA FM voting guidelines accommodate local market practice.

Indemnification and limitations on liability

Generally, SSGA FM supports proposals to limit directors’ liability and/or expand indemnification and liability protection up to the limit provided by law, if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Audit Related Issues

Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have as members independent non-executive directors.

Appointment of External Auditors

SSGA FM believes that a company’s auditor is an essential feature of an effective and transparent system of external supervision and shareholders should be given the opportunity to vote on their appointment or re-appoint at the annual meeting. When appointing external auditors and approving audit fees, SSGA FM will take into consideration the level of detail in company disclosures and will generally not support such resolutions if adequate breakdown is not provided and if non-audit fees are more than 50% of audit fees. In addition, SSGA FM may vote against members of the audit committee if we have concerns with audit related issues or if the level of non-audit fees to audit fees is significant. In certain circumstances, SSGA FM may consider auditor tenure when evaluating the audit process.

4

Shareholder Rights and Capital Related Issues

Share Issuances

The ability to raise capital is critical for companies to carry out strategy, grow, and achieve returns above their cost of capital. The approval of capital raising activities is fundamental to shareholders’ ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. SSGA FM supports capital increases that have sound business reasons and are not excessive relative to a company’s existing capital base.

Pre-emption rights are a fundamental right for shareholders to protect their investment in a company. Where companies seeks to issue new shares whilst dis-applying pre-emption rights, SSGA FM may vote against if such authorities are greater than 20% of the issued share capital. SSGA FM may also vote against resolutions seeking authority to issue capital with pre-emption rights if the aggregate amount allowed seems excessive and is not justified by the board. Generally, we are against capital issuance proposals greater than 100% of the issued share capital when the proceeds are not intended for specific purpose.

Share Repurchase Programs

SSGA FM generally supports a proposal to repurchase shares, other than if the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase. SSGA FM may vote against share re-purchase requests that allow share re-purchases during a takeover period.

Dividends

SSGA FM generally supports dividend payouts that constitute 30% or more of net income. SSGA FM may vote against the dividend payouts if the dividend payout ratio has been consistently below 30% without adequate explanation; or, the payout is excessive given the company’s financial position. Particular attention will be paid where the payment may damage the company’s long-term financial health.

Mergers and Acquisitions

Mergers or reorganizing the structure of a company often involve proposals relating to reincorporation, restructurings, mergers, liquidations, and other major changes to the corporation. Proposals that are in the best interests of the shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations, will be supported. In general, provisions that are not viewed as economically sound or are thought to be destructive to shareholders’ rights are not supported. SSGA FM will generally support transactions that maximize shareholder value. Some of the considerations include, but are not limited to the following:

•	Offer premium;

•	Strategic rationale;

•	Board oversight of the process for the recommended transaction, including, director and/or management conflicts of interest;

•	Offers made at a premium and where there are no other higher bidders; and

5

•	Offers in which the secondary market price is substantially lower than the net asset value.

SSGA FM may vote against a transaction considering the following:

•	Offers with potentially damaging consequences for minority shareholders because of illiquid stock;

•	Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders; and

•	At the time of voting, the current market price of the security exceeds the bid price.

Anti-Takeover Measures

SSGA FM opposes antitakeover defenses, such as authorities for the board, when subject to a hostile takeover, to issue warrants convertible into shares to existing shareholders.

Remuneration

Executive Pay

There is a simple underlying philosophy that guides SSGA FM’s analysis of executive pay—there should be a direct relationship between remuneration and company performance over the long-term. Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, SSGA FM considers factors such as adequate disclosure of different remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long term and short term incentives, alignment of pay structures with shareholder interests as well as with corporate strategy and performance. SSGA FM may oppose remuneration reports where there seems to be a misalignment between pay and shareholders’ interests and where incentive policies and schemes have a re-test option or feature. SSGA FM may also vote against the re-election of members of the remuneration committee if we have serious concerns over remuneration practices and the company has not been responsive to shareholder pressure to review its approach.

Equity Incentives Plans

SSGA FM may not support proposals on equity-based incentive plans where insufficient information is provided on matters such as grant limits, performance metrics, performance and vesting periods and overall dilution. SSGA FM does not generally support options under such plans being issued at a discount to market price or plans that allow for re-testing of performance metrics.

Non-Executive Director Pay

Authorities seeking shareholder approval for non-executive directors’ fees are generally not controversial. SSGA FM generally supports resolutions regarding directors’ fees unless disclosure is poor and we are unable to determine whether they are excessive relative to fees paid by other companies in the same country or industry. SSGA FM will evaluate on a company-by-company basis any non-cash or performance related pay to non-executive directors.

6

Risk Management

SSGA FM believes that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. SSGA FM allows boards discretion over how they provide oversight in this area. However, SSGA FM expects companies to disclose how the board provides oversight on its risk management system and to identify key risks facing the company. Boards should also review existing and emerging risks as they can change with a changing political and economic landscape, or as companies diversify or expand their operations into new areas.

Environmental and Social Issues

As a fiduciary, SSGA FM considers the financial and economic implications of environmental and social issues first and foremost. In this regard, SSGA FM supports environmental and social related items that we believe would protect or enhance shareholder value. Environmental and social factors not only can have an impact on the reputation of companies; they may also represent significant operational risks and costs to business. Well-developed environmental and social management systems can also generate efficiencies and enhance productivity, both of which impact shareholder value in the long-term.

SSGA FM encourages companies to be transparent about the environmental and social risks and opportunities they face and adopt robust policies and processes to manage such issues. In our view, companies that manage all risks and consider opportunities related to environmental and social issues are able to adapt faster to changes and appear to be better placed to achieve sustainable competitive advantage in the long-term. Similarly, companies with good risk management systems, which include environmental and social policies, have a stronger position relative to their peers to manage risk and change, which could result in anything from regulation and litigation, physical threats (severe weather, climate change), economic trends as well as shifts in consumer behavior.

In their public reporting, we expect companies to disclose information on relevant management tools and material environmental and social performance metrics. We support efforts by companies to try to demonstrate how sustainability fits into operations and business activities. SSGA FM’s team of analysts evaluates these risks and shareholder proposals relating to them on an issuer by issuer basis; understanding that environmental and social risks can vary widely depending on company industry, its operations, and geographic footprint. SSGA FM may also take action against the re-election of members of the board if we have serious concerns over ESG practices and the company has not been responsive to shareholder pressure.

7

State Street Global Advisors Worldwide Entities

Australia: State Street Global Advisors, Australia, Limited (ABN 42 003 914 225) is the holder of an Australian Financial Services Licence (AFSL Number 238276). Registered Office: Level 17, 420 George Street, Sydney, NSW 2000, Australia. T: +612 9240 7600. F: +612 9240 7611. Belgium: State Street Global Advisors Belgium, Chausse de La Hulpe 120, 1000 Brussels, Belgium. T: +32 2 663 2036, F: +32 2 672 2077. SSGA Belgium is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Canada: State Street Global Advisors, Ltd., 770 Sherbrooke Street West, Suite 1200 Montreal, Quebec, H3A 1G1, T: +514 282 2400 and 30 Adelaide Street East Suite 500, Toronto, Ontario M5C 3G6. T: +647 775 5900. Dubai: State Street Bank and Trust Company (Representative Office), Boulevard Plaza 1, 17th Floor, Office 1703 Near Dubai Mall & Burj Khalifa, P.O Box 26838, Dubai, United Arab Emirates. T: +971 (0)4 4372800. F: +971 (0)4 4372818. France: State Street Global Advisors France. Authorised and regulated by the Autorité des Marchés Financiers. Registered with the Register of Commerce and Companies of Nanterre under the number: 412 052 680. Registered Office: Immeuble Défense Plaza, 23-25 rue Delarivière-Lefoullon, 92064 Paris La Défense Cedex, France. T: +33 1 44 45 40 00. F: +33 1 44 45 41 92. Germany: State Street Global Advisors GmbH, Brienner Strasse 59, D-80333 Munich. T: +49 (0)89 55878 100. F: +49 (0)89 55878 440. Hong Kong: State Street Global Advisors Asia Limited, 68/F, Two International Finance Centre, 8 Finance Street, Central, Hong Kong. T: +852 2103 0288. F: +852 2103 0200. Ireland: State Street Global Advisors Ireland Limited is regulated by the Central Bank of Ireland. Incorporated and registered in Ireland at Two Park Place, Upper Hatch Street, Dublin 2. Registered Number: 145221. Member of the Irish Association of Investment Managers. T: +353 (0)1 776 3000. F: +353 (0)1 776 3300. Italy: State Street Global Advisors Italy, Sede Secondaria di Milano, Via dei Bossi, 4 20121 Milan, Italy. T: +39 02 32066 100. F: +39 02 32066 155. State Street Global Advisors Italy is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Japan: State Street Global Advisors (Japan) Co., Ltd., 9-7-1 Akasaka, Minato-ku, Tokyo 107-6239. T: +813 4530 7380. Financial Instruments Business Operator, Kanto Local Financial Bureau (Kinsho #345). Japan Investment Advisers Association, Investment Trusts Association Japan, Japan Securities Dealers Association. Netherlands: State Street Global Advisors Netherlands, Adam Smith Building, Thomas Malthusstraat 1-3, 1066 JR Amsterdam, Netherlands. T: +31 (0)20 7181701. State Street Global Advisors Netherlands is a branch office of State Street Global Advisors Limited. State Street Global Advisors Limited is authorised and regulated by the Financial Conduct Authority in the United Kingdom. Singapore: State Street Global Advisors Singapore Limited, 168, Robinson Road, #33-01 Capital Tower, Singapore 068912 (Company Registered Number: 200002719D). T: +65 6826 7500. F: +65 6826 7501. Switzerland: State Street Global Advisors AG, Beethovenstr. 19, CH-8027 Zurich. T: +41 (0)44 245 70 00. F: +41 (0)44 245 70 16. United Kingdom: State Street Global Advisors Limited. Authorised and regulated by the Financial Conduct Authority. Registered in England. Registered Number: 2509928. VAT Number: 5776591 81. Registered Office: 20 Churchill Place, Canary Wharf, London, E14 5HJ. T: +020 3395 6000. F: +020 3395 6350. United States: State Street Global Advisors, One Lincoln Street, Boston, MA 02111-2900. T: +617 664 7727.

The views expressed in this material are the views of SSGA Corporate Governance Team through the period ended February 28, 2015 and are subject to change based on market and other conditions. This document contains certain statements that may be deemed forward-looking statements. Please note that any such statements are not guarantees of any future performance and actual results or developments may differ materially from those projected.

Investing involves risk including the risk of loss of principal.

The whole or any part of this work may not be reproduced, copied or transmitted or any of its contents disclosed to third parties without SSGA’s express written consent.

The information provided does not constitute investment advice and it should not be relied on as such. It should not be considered a solicitation to buy or an offer to sell a security. It does not take into account any investor’s particular investment objectives, strategies, tax status or investment horizon. You should consult your tax and financial advisor. All material has been obtained from sources believed to be reliable. There is no representation or warranty as to the accuracy of the information and State Street shall have no liability for decisions based on such information.

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© 2015 State Street Corporation. All Rights Reserved.	ID3503-INST-5431 0315 Exp. Date: 03/31/2016

8

TCW Investment Management Company

TCW INVESTMENT MANAGEMENT COMPANY

SUMMARY OF PROXY VOTING GUIDELINES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to carry out its fiduciary responsibilities in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”).

The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. The Proxy Committee shall periodically review and evaluate the voting recommendations of such Outside Service to ensure that recommendations are consistent with TCW’s clients’ best interests. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations. In the event that TCW inadvertently receives any proxy materials on behalf of a client that has retained proxy voting responsibility, and where it is reasonably feasible for TCW to determine the identity of the client, TCW will promptly forward such materials to the client.

As a matter of firm policy, TCW does not disclose to unaffiliated third parties how it expects to vote on upcoming proxies and does not disclose the way it voted proxies without a legitimate need to know such information.

Philosophy

When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. Generally, proposals will be voted in accordance with the Guidelines and any applicable guidelines provided by TCW’s clients. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and an Outside Service.

Proxy Voting Overrides

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to abstain on a vote will provide a written rationale for doing so and that rationale will be in the vote notes of the proxy when it is voted. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, he/she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, he/she may elect to convene the Proxy Committee for its independent consideration as to how the vote should be cast.

Conflicts of Interest

In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely according to the Guidelines and any applicable guidelines provided by TCW’s clients, as outlined below. If a potential conflict of interest arises and there is no predetermined vote, or the Guidelines (or any applicable TCW client guidelines) themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis:

Where the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW based on the level of assets under management and other relevant facts and circumstances. Where the relationship is deemed material, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where an employee of TCW sits on the Board of a public company, the Proxy Specialist will determine whether such Board member is the portfolio manager for the account holding the security, or whether the Board member has spoken with the portfolio managers for the account holding the security. If either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities.

Where the issuer is an affiliate of TCW, TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Where any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request to the Proxy Specialist, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision, including proxy overrides delivered to the Proxy Specialist and decisions of the Proxy Committee. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an Outside Service will store such records at its principal office.

International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting.

Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers whether or not to vote an international proxy based on the particular facts and circumstances. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director and management nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	Generally for routine management proposals

•	For amendments to the company’s certificate of incorporation or bylaws, except against if an amendment would have the effect of reducing shareholders’ rights

Capital Structure

•	Generally for reasonable changes in authorized common stock

•	For the issuance of common stock or preferred stock, except against if the shares have voting rights superior to those of other common or preferred shareholders, as applicable

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock and making reasonable changes to authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For amending or canceling a class or series of preferred stock

•	Against authorizing and for eliminating or amending dual or multiple classes of common stock

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

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Generally for mergers and restructurings, including recapitalization, bankruptcy restructurings, liquidations, reincorporating in a different state, leveraged buyout of the company, spinning off certain company operations or divisions, the sale of assets

•	Against adopting or preserving cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

Anti-Takeover Provisions

•	Generally against the concept of a classified board

•	Generally against the concept of a shareholder rights plan (poison pill)

•	Against eliminating or limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating or limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing or maintaining a supermajority vote provision to (i) approve a merger or other business combination, (ii) change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against fair price provisions

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	Against opting into a state takeover statutory provision

Compensation

•	Generally in favor of reasonable compensation and bonus plans proposed by management, including one-time stock options and deferred compensation plans

•	For adopting, amending or adding shares to a stock incentive, purchase or award plan for employees and non-employee directors, provided that outstanding common stock is not overly diluted

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Refer on assuming stock incentive plans

•	With management on “say on pay” proposals

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Generally against making changes to board or chairman election, composition or eligibility requirements

•	Against changing the annual meeting location or date

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	Against urging the creation of a shareholder committee

•	For adopting cumulative voting

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	Generally against supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting or act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Generally against restricting executive or director compensation, but for reasonable enhanced disclosure of executive compensation

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	Generally for the creation of a compensation and a nominating committee

•	For increasing the independence of key committees

Social Issue Proposals

•	Generally for proposals that ask a company to review operations or impacts or disclosure activities or impacts, except against if the proposal calls for action beyond reporting

•	Generally against proposals that ask the company to implement changes in procedure, including the development of social, economic, environmental or ethical criteria to govern contracts and production

T. Rowe Price Associates, Inc.

T. ROWE PRICE ASSOCIATES, INC.

T. ROWE PRICE INTERNATIONAL LTD

T. ROWE PRICE (CANADA), INC

T. ROWE PRICE HONG KONG LIMITED

T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (collectively, “T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies. This document is updated annually.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our proxy voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social

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responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Global Proxy Services Group. The Global Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Global Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (ISS) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts. From time to time, T. Rowe Price may also obtain certain proxy voting research from Glass, Lewis & Co., LLC.

Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with the Policies and Procedures, as set by the Proxy Committee, and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price

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guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to our proxy voting guidelines.

T. Rowe Price Voting Policies

Specific proxy voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside of the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

Anti-Takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in

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compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Fixed Income, Index and Passively Managed Accounts – Proxy voting for fixed income, index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process. In addition, fixed income accounts will generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security (i.e., consents, restructurings, reorganization proposals).

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against our proxy voting guidelines. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to our proxy voting guidelines.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

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Securities on Loan – The Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Proxy Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy.

Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations – Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Funds).

REPORTING, RECORD RETENTION AND OVERSIGHT

The Proxy Committee, and certain personnel under the direction of the Proxy Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on

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current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price proxy voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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Van Eck Associates Corporation

I. A BOARD OF DIRECTORS THAT

SERVES THE INTERESTS OF SHAREHOLDERS

ELECTION OF DIRECTORS

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value over the medium- and long-term. We believe that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.

Independence

The independence of directors, or lack thereof, is ultimately demonstrated through the decisions they make. In assessing the independence of directors, we will take into consideration, when appropriate, whether a director has a track record indicative of making objective decisions. Likewise, when assessing the independence of directors we will also examine when a director’s service track record on multiple boards indicates a lack of objective decision-making. Ultimately, we believe the determination of whether a director is independent or not must take into consideration both compliance with the applicable independence listing requirements as well as judgments made by the director.

We look at each director nominee to examine the director’s relationships with the company, the company’s executives, and other directors. We do this to evaluate whether personal, familial, or financial relationships (not including director compensation) may impact the director’s decisions. We believe that such relationships make it difficult for a director to put shareholders’ interests above the director’s or the related party’s interests. We also believe that a director who owns more than 20% of a company can exert disproportionate influence on the board and, in particular, the audit committee.

Thus, we put directors into three categories based on an examination of the type of relationship they have with the company:

Independent Director – An independent director has no material financial, familial or other current relationships with the company, its executives, or other board members, except for board service and standard fees paid for that service. Relationships that existed within three to five years1 before the inquiry are usually considered “current” for purposes of this test.

In our view, a director who is currently serving in an interim management position should be considered an insider, while a director who previously served in an interim management position for less than one year and is no longer serving in such capacity is considered independent. Moreover, a director who previously served in an interim management position for over one year and is no longer serving in such capacity is considered an affiliate for five years following the date of his/her resignation or departure from the interim management position. Glass Lewis applies a three-year look-back period to all directors who have an affiliation with the company other than former employment, for which we apply a five-year look-back.

Affiliated Director – An affiliated director has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company.2 This includes directors whose

[1]	NASDAQ originally proposed a five-year look-back period but both it and the NYSE ultimately settled on a three-year look-back prior to finalizing their rules. A five-year standard is more appropriate, in our view, because we believe that the unwinding of conflicting relationships between former management and board members is more likely to be complete and final after five years. However, Glass Lewis does not apply the five-year look-back period to directors who have previously served as executives of the company on an interim basis for less than one year.
[2]	If a company classifies one of its non-employee directors as non-independent, Glass Lewis will classify that director as an affiliate.

employers have a material financial relationship with the company.3 In addition, we view a director who owns or controls 20% or more of the company’s voting stock as an affiliate.4

We view 20% shareholders as affiliates because they typically have access to and involvement with the management of a company that is fundamentally different from that of ordinary shareholders. More importantly, 20% holders may have interests that diverge from those of ordinary holders, for reasons such as the liquidity (or lack thereof) of their holdings, personal tax issues, etc.

Definition of “Material”: A material relationship is one in which the dollar value exceeds:

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$50,000 (or where no amount is disclosed) for directors who are paid for a service they have agreed to perform for the company, outside of their service as a director, including professional or other services; or

•

$120,000 (or where no amount is disclosed) for those directors employed by a professional services firm such as a law firm, investment bank, or consulting firm where the company pays the firm, not the individual, for services. This dollar limit would also apply to charitable contributions to schools where a board member is a professor; or charities where a director serves on the board or is an executive;[5] and any aircraft and real estate dealings between the company and the director’s firm; or

•

1% of either company’s consolidated gross revenue for other business relationships (e.g., where the director is an executive officer of a company that provides services or products to or receives services or products from the company).

Definition of “Familial”: Familial relationships include a person’s spouse, parents, children, siblings, grandparents, uncles, aunts, cousins, nieces, nephews, in-laws, and anyone (other than domestic employees) who shares such person’s home. A director is an affiliate if the director has a family member who is employed by the company and who receives compensation of $120,000 or more per year or the compensation is not disclosed.

Definition of “Company”: A company includes any parent or subsidiary in a group with the company or any entity that merged with, was acquired by, or acquired the company.

Inside Director – An inside director simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company. In our view, an inside director who derives a greater amount of income as a result of affiliated transactions with the company rather than through compensation paid by the company (i.e., salary, bonus, etc. as a company employee) faces a conflict between making decisions that are in the best interests of the company versus those in the director’s own best interests. Therefore, we will recommend voting against such a director.

[3]	We allow a five-year grace period for former executives of the company or merged companies who have consulting agreements with the surviving company. (We do not automatically recommend voting against directors in such cases for the first five years.) If the consulting agreement persists after this five-year grace period, we apply the materiality thresholds outlined in the definition of “material.”
[4]	This includes a director who serves on a board as a representative (as part of his or her basic responsibilities) of an investment firm with greater than 20% ownership. However, while we will generally consider him/her to be affiliated, we will not recommend voting against unless (i) the investment firm has disproportionate board representation or (ii) the director serves on the audit committee.
[5]	We will generally take into consideration the size and nature of such charitable entities in relation to the company’s size and industry along with any other relevant factors such as the director’s role at the charity. However, unlike for other types of related party transactions, Glass Lewis generally does not apply a look-back period to affiliated relationships involving charitable contributions; if the relationship ceases, we will consider the director to be independent.

Voting Recommendations on the Basis of Board Independence

Glass Lewis believes a board will be most effective in protecting shareholders’ interests if it is at least two-thirds independent. We note that each of the Business Roundtable, the Conference Board, and the Council of Institutional Investors advocates that two-thirds of the board be independent. Where more than one-third of the members are affiliated or inside directors, we typically6 recommend voting against some of the inside and/or affiliated directors in order to satisfy the two-thirds threshold.

In the case of a less than two-thirds independent board, Glass Lewis strongly supports the existence of a presiding or lead director with authority to set the meeting agendas and to lead sessions outside the insider chairman’s presence.

In addition, we scrutinize avowedly “independent” chairmen and lead directors. We believe that they should be unquestionably independent or the company should not tout them as such.

Committee Independence

We believe that only independent directors should serve on a company’s audit, compensation, nominating, and governance committees.7 We typically recommend that shareholders vote against any affiliated or inside director seeking appointment to an audit, compensation, nominating, or governance committee, or who has served in that capacity in the past year.

Independent Chairman

Glass Lewis believes that separating the roles of CEO (or, more rarely, another executive position) and chairman creates a better governance structure than a combined CEO/chairman position. An executive manages the business according to a course the board charts. Executives should report to the board regarding their performance in achieving goals the board set. This is needlessly complicated when a CEO chairs the board, since a CEO/chairman presumably will have a significant influence over the board.

It can become difficult for a board to fulfill its role of overseer and policy setter when a CEO/chairman controls the agenda and the boardroom discussion. Such control can allow a CEO to have an entrenched position, leading to longer-than-optimal terms, fewer checks on management, less scrutiny of the business operation, and limitations on independent, shareholder-focused goal-setting by the board.

A CEO should set the strategic course for the company, with the board’s approval, and the board should enable the CEO to carry out the CEO’s vision for accomplishing the board’s objectives. Failure to achieve the board’s objectives should lead the board to replace that CEO with someone in whom the board has confidence. Likewise, an independent chairman can better oversee executives and set a pro-shareholder agenda without the management conflicts that a CEO and other executive insiders often face.

Such oversight and concern for shareholders allows for a more proactive and effective board of directors that is better able to look out for the interests of shareholders.

Further, it is the board’s responsibility to select a chief executive who can best serve a company and its shareholders and to replace this person when his or her duties have not been appropriately fulfilled. Such a replacement becomes more difficult and happens less frequently when the chief executive is also in the position of overseeing the board.

[6]	With a staggered board, if the affiliates or insiders that we believe should not be on the board are not up for election, we will express our concern regarding those directors, but we will not recommend voting against the other affiliates or insiders who are up for election just to achieve two-thirds independence. However, we will consider recommending voting against the directors subject to our concern at their next election if the concerning issue is not resolved.
[7]	We will recommend voting against an audit committee member who owns 20% or more of the company’s stock, and we believe that there should be a maximum of one director (or no directors if the committee is comprised of less than three directors) who owns 20% or more of the company’s stock on the compensation, nominating, and governance committees.

Glass Lewis believes that the installation of an independent chairman is almost always a positive step from a corporate governance perspective and promotes the best interests of shareholders. Further, the presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. Encouragingly, many companies appear to be moving in this direction—one study even indicates that less than 12 percent of incoming CEOs in 2009 were awarded the chairman title, versus 48 percent as recently as 2002.8 Another study finds that 41 percent of S&P 500 boards now separate the CEO and chairman roles, up from 26 percent in 2001, although the same study found that of those companies, only 21 percent have truly independent chairs.9

We do not recommend that shareholders vote against CEOs who chair the board. However, we typically encourage our clients to support separating the roles of chairman and CEO whenever that question is posed in a proxy (typically in the form of a shareholder proposal), as we believe that it is in the long-term best interests of the company and its shareholders.

Performance

The most crucial test of a board’s commitment to the company and its shareholders lies in the actions of the board and its members. We look at the performance of these individuals as directors and executives of the company and of other companies where they have served.

Voting Recommendations on the Basis of Performance

We disfavor directors who have a record of not fulfilling their responsibilities to shareholders at any company where they have held a board or executive position. We typically recommend voting against:

1. A director who fails to attend a minimum of 75% of board and applicable committee meetings, calculated in the aggregate.10

2. A director who belatedly filed a significant form(s) 4 or 5, or who has a pattern of late filings if the late filing was the director’s fault (we look at these late filing situations on a case-by-case basis).

3. A director who is also the CEO of a company where a serious and material restatement has occurred after the CEO had previously certified the pre-restatement financial statements.

4. A director who has received two against recommendations from Glass Lewis for identical reasons within the prior year at different companies (the same situation must also apply at the company being analyzed).

5. All directors who served on the board if, for the last three years, the company’s performance has been in the bottom quartile of the sector and the directors have not taken reasonable steps to address the poor performance.

Audit Committees and Performance

Audit committees play an integral role in overseeing the financial reporting process because “[v]ibrant and stable capital markets depend on, among other things, reliable, transparent, and objective financial information to support an efficient and effective capital market process. The vital oversight role audit committees play in the process of producing financial information has never been more important.”11

[8]	Ken Favaro, Per-Ola Karlsson and Gary Neilson. “CEO Succession 2000-2009: A Decade of Convergence and Compression.” Booz & Company (from Strategy+Business, Issue 59, Summer 2010).
[9]	Spencer Stuart Board Index, 2011, p. 6.
[10]	However, where a director has served for less than one full year, we will typically not recommend voting against for failure to attend 75% of meetings. Rather, we will note the poor attendance with a recommendation to track this issue going forward. We will also refrain from recommending to vote against directors when the proxy discloses that the director missed the meetings due to serious illness or other extenuating circumstances.
[11]	Audit Committee Effectiveness – What Works Best.” PricewaterhouseCoopers. The Institute of Internal Auditors Research Foundation. 2005.

When assessing an audit committee’s performance, we are aware that an audit committee does not prepare financial statements, is not responsible for making the key judgments and assumptions that affect the financial statements, and does not audit the numbers or the disclosures provided to investors. Rather, an audit committee member monitors and oversees the process and procedures that management and auditors perform. The 1999 Report and Recommendations of the Blue Ribbon Committee on Improving the Effectiveness of Corporate Audit Committees stated it best:

A proper and well-functioning system exists, therefore, when the three main groups responsible for financial reporting – the full board including the audit committee, financial management including the internal auditors, and the outside auditors – form a ‘three legged stool’ that supports responsible financial disclosure and active participatory oversight. However, in the view of the Committee, the audit committee must be ‘first among equals’ in this process, since the audit committee is an extension of the full board and hence the ultimate monitor of the process.

Standards for Assessing the Audit Committee

For an audit committee to function effectively on investors’ behalf, it must include members with sufficient knowledge to diligently carry out their responsibilities. In its audit and accounting recommendations, the Conference Board Commission on Public Trust and Private Enterprise said “members of the audit committee must be independent and have both knowledge and experience in auditing financial matters.”12

We are skeptical of audit committees where there are members that lack expertise as a Certified Public Accountant (CPA), Chief Financial Officer (CFO) or corporate controller or similar experience. While we will not necessarily vote against members of an audit committee when such expertise is lacking, we are more likely to vote against committee members when a problem such as a restatement occurs and such expertise is lacking.

Glass Lewis generally assesses audit committees against the decisions they make with respect to their oversight and monitoring role. The quality and integrity of the financial statements and earnings reports, the completeness of disclosures necessary for investors to make informed decisions, and the effectiveness of the internal controls should provide reasonable assurance that the financial statements are materially free from errors. The independence of the external auditors and the results of their work all provide useful information by which to assess the audit committee.

When assessing the decisions and actions of the audit committee, we typically defer to its judgment and would vote in favor of its members, but we would recommend voting against the following members under the following circumstances:13

1. All members of the audit committee when options were backdated, there is a lack of adequate controls in place, there was a resulting restatement, and disclosures indicate there was a lack of documentation with respect to the option grants.

2. The audit committee chair, if the audit committee does not have a financial expert or the committee’s financial expert does not have a demonstrable financial background sufficient to understand the financial issues unique to public companies.

3. The audit committee chair, if the audit committee did not meet at least 4 times during the year.

4. The audit committee chair, if the committee has less than three members.

5. Any audit committee member who sits on more than three public company audit committees, unless the audit committee member is a retired CPA, CFO, controller or has similar experience, in which case

[12]	Commission on Public Trust and Private Enterprise. The Conference Board. 2003.
[13]	Where the recommendation is to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against the members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.

the limit shall be four committees, taking time and availability into consideration including a review of the audit committee member’s attendance at all board and committee meetings.14

6. All members of an audit committee who are up for election and who served on the committee at the time of the audit, if audit and audit-related fees total one-third or less of the total fees billed by the auditor.

7. The audit committee chair when tax and/or other fees are greater than audit and audit-related fees paid to the auditor for more than one year in a row (in which case we also recommend against ratification of the auditor).

8. All members of an audit committee where non-audit fees include fees for tax services (including, but not limited to, such things as tax avoidance or shelter schemes) for senior executives of the company. Such services are now prohibited by the Public Company Accounting Oversight Board (“PCAOB”).

9. All members of an audit committee that reappointed an auditor that we no longer consider to be independent for reasons unrelated to fee proportions.

10. All members of an audit committee when audit fees are excessively low, especially when compared with other companies in the same industry.

11. The audit committee chair15 if the committee failed to put auditor ratification on the ballot for shareholder approval. However, if the non-audit fees or tax fees exceed audit plus audit-related fees in either the current or the prior year, then Glass Lewis will recommend voting against the entire audit committee.

12. All members of an audit committee where the auditor has resigned and reported that a section 10A16 letter has been issued.

13. All members of an audit committee at a time when material accounting fraud occurred at the company.17

14. All members of an audit committee at a time when annual and/or multiple quarterly financial statements had to be restated, and any of the following factors apply:

•	The restatement involves fraud or manipulation by insiders;

•	The restatement is accompanied by an SEC inquiry or investigation;

•	The restatement involves revenue recognition;

•	The restatement results in a greater than 5% adjustment to costs of goods sold, operating expense, or operating cash flows; or

•	The restatement results in a greater than 5% adjustment to net income, 10% adjustment to assets or shareholders equity, or cash flows from financing or investing activities.

[14]	Glass Lewis may exempt certain audit committee members from the above threshold if, upon further analysis of relevant factors such as the director’s experience, the size, industry-mix and location of the companies involved and the director’s attendance at all the companies, we can reasonably determine that the audit committee member is likely not hindered by multiple audit committee commitments.
[15]	In all cases, if the chair of the committee is not specified, we recommend voting against the director who has been on the committee the longest.
[16]	Auditors are required to report all potential illegal acts to management and the audit committee unless they are clearly inconsequential in nature. If the audit committee or the board fails to take appropriate action on an act that has been determined to be a violation of the law, the independent auditor is required to send a section 10A letter to the SEC. Such letters are rare and therefore we believe should be taken seriously.
[17]	Recent research indicates that revenue fraud now accounts for over 60% of SEC fraud cases, and that companies that engage in fraud experience significant negative abnormal stock price declines—facing bankruptcy, delisting, and material asset sales at much higher rates than do non-fraud firms (Committee of Sponsoring Organizations of the Treadway Commission. “Fraudulent Financial Reporting: 1998-2007.” May 2010).

15. All members of an audit committee if the company repeatedly fails to file its financial reports in a timely fashion. For example, the company has filed two or more quarterly or annual financial statements late within the last 5 quarters.

16. All members of an audit committee when it has been disclosed that a law enforcement agency has charged the company and/or its employees with a violation of the Foreign Corrupt Practices Act (FCPA).

17. All members of an audit committee when the company has aggressive accounting policies and/or poor disclosure or lack of sufficient transparency in its financial statements.

18. All members of the audit committee when there is a disagreement with the auditor and the auditor resigns or is dismissed.

19. All members of the audit committee if the contract with the auditor specifically limits the auditor’s liability to the company for damages.18

20. All members of the audit committee who served since the date of the company’s last annual meeting, and when, since the last annual meeting, the company has reported a material weakness that has not yet been corrected, or, when the company has an ongoing material weakness from a prior year that has not yet been corrected.

We also take a dim view of audit committee reports that are boilerplate, and which provide little or no information or transparency to investors. When a problem such as a material weakness, restatement or late filings occurs, we take into consideration, in forming our judgment with respect to the audit committee, the transparency of the audit committee report.

Compensation Committee Performance

Compensation committees have the final say in determining the compensation of executives. This includes deciding the basis on which compensation is determined, as well as the amounts and types of compensation to be paid. This process begins with the hiring and initial establishment of employment agreements, including the terms for such items as pay, pensions and severance arrangements. It is important in establishing compensation arrangements that compensation be consistent with, and based on the long-term economic performance of, the business’s long-term shareholders returns.

Compensation committees are also responsible for the oversight of the transparency of compensation. This oversight includes disclosure of compensation arrangements, the matrix used in assessing pay for performance, and the use of compensation consultants. In order to ensure the independence of the compensation consultant, we believe the compensation committee should only engage a compensation consultant that is not also providing any services to the company or management apart from their contract with the compensation committee. It is important to investors that they have clear and complete disclosure of all the significant terms of compensation arrangements in order to make informed decisions with respect to the oversight and decisions of the compensation committee.

Finally, compensation committees are responsible for oversight of internal controls over the executive compensation process. This includes controls over gathering information used to determine compensation, establishment of equity award plans, and granting of equity awards. Lax controls can and have contributed to conflicting information being obtained, for example through the use of nonobjective consultants. Lax controls can also contribute to improper awards of compensation such as through granting of backdated or spring-loaded options, or granting of bonuses when triggers for bonus payments have not been met.

Central to understanding the actions of a compensation committee is a careful review of the Compensation Discussion and Analysis (CD&A) report included in each company’s proxy. We review the CD&A in our evaluation of the overall compensation practices of a company, as overseen by the compensation committee.

[18]	The Council of Institutional Investors. “Corporate Governance Policies,” p. 4, April 5, 2006; and “Letter from Council of Institutional Investors to the AICPA,” November 8, 2006.

The CD&A is also integral to the evaluation of compensation proposals at companies, such as advisory votes on executive compensation, which allow shareholders to vote on the compensation paid to a company’s top executives.

When assessing the performance of compensation committees, we will recommend voting against for the following:19

1. All members of the compensation committee who are up for election and served at the time of poor pay-for-performance (e.g., a company receives an F grade in our pay-for-performance analysis) when shareholders are not provided with an advisory vote on executive compensation at the annual meeting.20

2. Any member of the compensation committee who has served on the compensation committee of at least two other public companies that received F grades in our pay-for-performance model and who is also suspect at the company in question.

3. The compensation committee chair if the company received two D grades in consecutive years in our pay-for-performance analysis, and if during the past year the Company performed the same as or worse than its peers.21

4. All members of the compensation committee (during the relevant time period) if the company entered into excessive employment agreements and/or severance agreements.

5. All members of the compensation committee when performance goals were changed (i.e., lowered) when employees failed or were unlikely to meet original goals, or performance-based compensation was paid despite goals not being attained.

6. All members of the compensation committee if excessive employee perquisites and benefits were allowed.

7. The compensation committee chair if the compensation committee did not meet during the year, but should have (e.g., because executive compensation was restructured or a new executive was hired).

8. All members of the compensation committee when the company repriced options or completed a “self tender offer” without shareholder approval within the past two years.

9. All members of the compensation committee when vesting of in-the-money options is accelerated or when fully vested options are granted.

10. All members of the compensation committee when option exercise prices were backdated. Glass Lewis will recommend voting against an executive director who played a role in and participated in option backdating.

[19]	Where the recommendation is to vote against the committee chair and the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern with regard to the committee chair.
[20]	Where there are multiple CEOs in one year, we will consider not recommending against the compensation committee but will defer judgment on compensation policies and practices until the next year or a full year after arrival of the new CEO. In addition, if a company provides shareholders with a Say-on-Pay proposal and receives an F grade in our pay-for-performance model, we will recommend that shareholders only vote against the Say-on-Pay proposal rather than the members of the compensation committee, unless the company exhibits egregious practices. However, if the company receives successive F grades, we will then recommend against the members of the compensation committee in addition to recommending voting against the Say-on-Pay proposal.
[21]	In cases where the company received two D grades in consecutive years, but during the past year the company performed better than its peers or improved from an F to a D grade year over year, we refrain from recommending to vote against the compensation chair. In addition, if a company provides shareholders with a Say-on-Pay proposal in this instance, we will consider voting against the advisory vote rather than the compensation committee chair unless the company exhibits unquestionably egregious practices

11. All members of the compensation committee when option exercise prices were spring-loaded or otherwise timed around the release of material information.

12. All members of the compensation committee when a new employment contract is given to an executive that does not include a clawback provision and the company had a material restatement, especially if the restatement was due to fraud.

13. The chair of the compensation committee where the CD&A provides insufficient or unclear information about performance metrics and goals, where the CD&A indicates that pay is not tied to performance, or where the compensation committee or management has excessive discretion to alter performance terms or increase amounts of awards in contravention of previously defined targets.

14. All members of the compensation committee during whose tenure the committee failed to implement a shareholder proposal regarding a compensation-related issue, where the proposal received the affirmative vote of a majority of the voting shares at a shareholder meeting, and when a reasonable analysis suggests that the compensation committee (rather than the governance committee) should have taken steps to implement the request.22

15. All members of a compensation committee during whose tenure the committee failed to address shareholder concerns following majority shareholder rejection of the Say-on-Pay proposal in the previous year. Where the proposal was approved but there was a significant shareholder vote (i.e., greater than 25% of votes cast) against the Say-on-Pay proposal in the prior year, if there is no evidence that the board responded accordingly to the vote including actively engaging shareholders on this issue, we will also consider recommending voting against the chairman of the compensation committee or all members of the compensation committee, depending on the severity and history of the compensation problems and the level of vote against.

Nominating and Governance Committee Performance

The nominating and governance committee, as an agency for the shareholders, is responsible for the governance by the board of the company and its executives. In performing this role, the board is responsible and accountable for selection of objective and competent board members. It is also responsible for providing leadership on governance policies adopted by the company, such as decisions to implement shareholder proposals that have received a majority vote.

Consistent with Glass Lewis’ philosophy that boards should have diverse backgrounds and members with a breadth and depth of relevant experience, we believe that nominating and governance committees should consider diversity when making director nominations within the context of each specific company and its industry. In our view, shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse on the basis of age, race, gender and ethnicity, but also on the basis of geographic knowledge, industry experience and culture.

Regarding the nominating and or governance committee, we will recommend voting against the following:23

1. All members of the governance committee24 during whose tenure the board failed to implement a shareholder proposal with a direct and substantial impact on shareholders and their rights - i.e., where the proposal received enough shareholder votes (at least a majority) to allow the board to implement or

[22]	In all other instances (i.e. a non-compensation-related shareholder proposal should have been implemented) we recommend that shareholders vote against the members of the governance committee.
[23]	Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.
[24]	If the board does not have a governance committee (or a committee that serves such a purpose), we recommend voting against the entire board on this basis.

begin to implement that proposal.25 Examples of these types of shareholder proposals are majority vote to elect directors and to declassify the board.

2. The governance committee chair,26 when the chairman is not independent and an independent lead or presiding director has not been appointed.27

3. In the absence of a nominating committee, the governance committee chair when there are less than five or the whole nominating committee when there are more than 20 members on the board.

4. The governance committee chair, when the committee fails to meet at all during the year.

5. The governance committee chair, when for two consecutive years the company provides what we consider to be “inadequate” related party transaction disclosure (i.e. the nature of such transactions and/or the monetary amounts involved are unclear or excessively vague, thereby preventing an average shareholder from being able to reasonably interpret the independence status of multiple directors above and beyond what the company maintains is compliant with SEC or applicable stock-exchange listing requirements).

6. The governance committee chair, when during the past year the board adopted a forum selection clause (i.e. an exclusive forum provision)28 without shareholder approval, or, if the board is currently seeking shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal.

Regarding the nominating committee, we will recommend voting against the following:29

1. All members of the nominating committee, when the committee nominated or renominated an individual who had a significant conflict of interest or whose past actions demonstrated a lack of integrity or inability to represent shareholder interests.

2. The nominating committee chair, if the nominating committee did not meet during the year, but should have (i.e., because new directors were nominated or appointed since the time of the last annual meeting).

3. In the absence of a governance committee, the nominating committee chair30 when the chairman is not independent, and an independent lead or presiding director has not been appointed.31

[25]	Where a compensation-related shareholder proposal should have been implemented, and when a reasonable analysis suggests that the members of the compensation committee (rather than the governance committee) bear the responsibility for failing to implement the request, we recommend that shareholders only vote against members of the compensation committee.
[26]	If the committee chair is not specified, we recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member serving on the committee.
[27]	We believe that one independent individual should be appointed to serve as the lead or presiding director. When such a position is rotated among directors from meeting to meeting, we will recommend voting against as if there were no lead or presiding director.
[28]	A forum selection clause is a bylaw provision stipulating that a certain state, typically Delaware, shall be the exclusive forum for all intra-corporate disputes (e.g. shareholder derivative actions, assertions of claims of a breach of fiduciary duty, etc.). Such a clause effectively limits a shareholder’s legal remedy regarding appropriate choice of venue and related relief offered under that state’s laws and rulings.
[29]	Where we would recommend to vote against the committee chair but the chair is not up for election because the board is staggered, we do not recommend voting against any members of the committee who are up for election; rather, we will simply express our concern regarding the committee chair.
[30]	If the committee chair is not specified, we will recommend voting against the director who has been on the committee the longest. If the longest-serving committee member cannot be determined, we will recommend voting against the longest-serving board member on the committee.
[31]	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.

4. The nominating committee chair, when there are less than five or the whole nominating committee when there are more than 20 members on the board.32

5. The nominating committee chair, when a director received a greater than 50% against vote the prior year and not only was the director not removed, but the issues that raised shareholder concern were not corrected.33

Board-level Risk Management Oversight

Glass Lewis evaluates the risk management function of a public company board on a strictly case-by-case basis. Sound risk management, while necessary at all companies, is particularly important at financial firms which inherently maintain significant exposure to financial risk. We believe such financial firms should have a chief risk officer reporting directly to the board and a dedicated risk committee or a committee of the board charged with risk oversight. Moreover, many non-financial firms maintain strategies which involve a high level of exposure to financial risk. Similarly, since many non-financial firm have significant hedging or trading strategies, including financial and non-financial derivatives, those firms should also have a chief risk officer and a risk committee.

Our views on risk oversight are consistent with those expressed by various regulatory bodies. In its December 2009 Final Rule release on Proxy Disclosure Enhancements, the SEC noted that risk oversight is a key competence of the board and that additional disclosures would improve investor and shareholder understanding of the role of the board in the organization’s risk management practices. The final rules, which became effective on February 28, 2010, now explicitly require companies and mutual funds to describe (while allowing for some degree of flexibility) the board’s role in the oversight of risk.

When analyzing the risk management practices of public companies, we take note of any significant losses or writedowns on financial assets and/or structured transactions. In cases where a company has disclosed a sizable loss or writedown, and where we find that the company’s board-level risk committee contributed to the loss through poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise)34, we will consider recommending to vote against the chairman of the board on that basis. However, we generally would not recommend voting against a combined chairman/CEO except in egregious cases.

Experience

We find that a director’s past conduct is often indicative of future conduct and performance. We often find directors with a history of overpaying executives or of serving on boards where avoidable disasters have occurred appearing at companies that follow these same patterns. Glass Lewis has a proprietary database of directors serving at over 8,000 of the most widely held U.S. companies. We use this database to track the performance of directors across companies.

[32]	In the absence of both a governance and a nominating committee, we will recommend voting against the chairman of the board on this basis.
[33]	Considering that shareholder discontent clearly relates to the director who received a greater than 50% against vote rather than the nominating chair, we review the validity of the issue(s) that initially raised shareholder concern, follow-up on such matters, and only recommend voting against the nominating chair if a reasonable analysis suggests that it would be most appropriate. In rare cases, we will consider recommending against the nominating chair when a director receives a substantial (i.e., 25% or more) vote against based on the same analysis.
[34]	A committee responsible for risk management could be a dedicated risk committee, or another board committee, usually the audit committee but occasionally the finance committee, depending on a given company’s board structure and method of disclosure. At some companies, the entire board is charged with risk management.

Voting Recommendations on the Basis of Director Experience

We typically recommend that shareholders vote against directors who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, overcompensation, audit- or accounting-related issues, and/or other indicators of mismanagement or actions against the interests of shareholders.35

Likewise, we examine the backgrounds of those who serve on key board committees to ensure that they have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.

Other Considerations

In addition to the three key characteristics – independence, performance, experience – that we use to evaluate board members, we consider conflict-of-interest issues as well as the size of the board of directors when making voting recommendations.

Conflicts of Interest

We believe board members should be wholly free of identifiable and substantial conflicts of interest, regardless of the overall level of independent directors on the board. Accordingly, we recommend that shareholders vote against the following types of affiliated or inside directors:

1. A CFO who is on the board: In our view, the CFO holds a unique position relative to financial reporting and disclosure to shareholders. Because of the critical importance of financial disclosure and reporting, we believe the CFO should report to the board and not be a member of it.

2. A director who is on an excessive number of boards: We will typically recommend voting against a director who serves as an executive officer of any public company while serving on more than two other public company boards and any other director who serves on more than six public company boards typically receives an against recommendation from Glass Lewis. Academic literature suggests that one board takes up approximately 200 hours per year of each member’s time. We believe this limits the number of boards on which directors can effectively serve, especially executives at other companies.36 Further, we note a recent study has shown that the average number of outside board seats held by CEOs of S&P 500 companies is 0.6, down from 0.8 in 2006 and 1.2 in 2001.37

3. A director, or a director who has an immediate family member, providing material consulting or other material professional services to the company: These services may include legal, consulting, or financial services. We question the need for the company to have consulting relationships with its directors. We view such relationships as creating conflicts for directors, since they may be forced to weigh their own interests against shareholder interests when making board decisions. In addition, a company’s decisions regarding where to turn for the best professional services may be compromised when doing business with the professional services firm of one of the company’s directors.

4. A director, or a director who has an immediate family member, engaging in airplane, real estate, or similar deals, including perquisite-type grants from the company, amounting to more than $50,000: Directors who receive these sorts of payments from the company will have to make unnecessarily complicated decisions that may pit their interests against shareholder interests.

[35]	We typically apply a three-year look-back to such issues and also research to see whether the responsible directors have been up for election since the time of the failure, and if so, we take into account the percentage of support they received from shareholders.
[36]	Our guidelines are similar to the standards set forth by the NACD in its “Report of the NACD Blue Ribbon Commission on Director Professionalism,” 2001 Edition, pp. 14-15 (also cited approvingly by the Conference Board in its “Corporate Governance Best Practices: A Blueprint for the Post-Enron Era,” 2002, p. 17), which suggested that CEOs should not serve on more than 2 additional boards, persons with full-time work should not serve on more than 4 additional boards, and others should not serve on more than six boards.
[37]	Spencer Stuart Board Index, 2011, p. 8.

5. Interlocking directorships: CEOs or other top executives who serve on each other’s boards create an interlock that poses conflicts that should be avoided to ensure the promotion of shareholder interests above all else.38

6. All board members who served at a time when a poison pill was adopted without shareholder approval within the prior twelve months.39 In the event a board is classified and shareholders are therefore unable to vote against all directors, we will recommend voting against the remaining directors the next year they are up for a shareholder vote.

Size of the Board of Directors

While we do not believe there is a universally applicable optimum board size, we do believe boards should have at least five directors to ensure sufficient diversity in decision-making and to enable the formation of key board committees with independent directors. Conversely, we believe that boards with more than 20 members will typically suffer under the weight of “too many cooks in the kitchen” and have difficulty reaching consensus and making timely decisions. Sometimes the presence of too many voices can make it difficult to draw on the wisdom and experience in the room by virtue of the need to limit the discussion so that each voice may be heard.

To that end, we typically recommend voting against the chairman of the nominating committee at a board with fewer than five directors. With boards consisting of more than 20 directors, we typically recommend voting against all members of the nominating committee (or the governance committee, in the absence of a nominating committee).40

Controlled Companies

Controlled companies present an exception to our independence recommendations. The board’s function is to protect shareholder interests; however, when an individual or entity owns more than 50% of the voting shares, the interests of the majority of shareholders are the interests of that entity or individual. Consequently, Glass Lewis does not apply our usual two-thirds independence rule and therefore we will not recommend voting against boards whose composition reflects the makeup of the shareholder population.

Independence Exceptions

The independence exceptions that we make for controlled companies are as follows:

1. We do not require that controlled companies have boards that are at least two-thirds independent. So long as the insiders and/or affiliates are connected with the controlling entity, we accept the presence of non-independent board members.

2. The compensation committee and nominating and governance committees do not need to consist solely of independent directors.

a. We believe that standing nominating and corporate governance committees at controlled companies are unnecessary. Although having a committee charged with the duties of searching for, selecting, and nominating independent directors can be beneficial, the unique composition of a controlled company’s shareholder base makes such committees weak and irrelevant.

[38]	We do not apply a look-back period for this situation. The interlock policy applies to both public and private companies. We will also evaluate multiple board interlocks among non-insiders (i.e. multiple directors serving on the same boards at other companies), for evidence of a pattern of poor oversight.
[39]	Refer to Section IV. Governance Structure and the Shareholder Franchise for further discussion of our policies regarding anti-takeover measures, including poison pills.
[40]	The Conference Board, at p. 23 in its May 2003 report “Corporate Governance Best Practices, Id.,” quotes one of its roundtable participants as stating, “[w]hen you’ve got a 20 or 30 person corporate board, it’s one way of assuring that nothing is ever going to happen that the CEO doesn’t want to happen.”

b. Likewise, we believe that independent compensation committees at controlled companies are unnecessary. Although independent directors are the best choice for approving and monitoring senior executives’ pay, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests. As such, we believe that having affiliated directors on a controlled company’s compensation committee is acceptable. However, given that a controlled company has certain obligations to minority shareholders we feel that an insider should not serve on the compensation committee. Therefore, Glass Lewis will recommend voting against any insider (the CEO or otherwise) serving on the compensation committee.

3. Controlled companies do not need an independent chairman or an independent lead or presiding director. Although an independent director in a position of authority on the board – such as chairman or presiding director – can best carry out the board’s duties, controlled companies serve a unique shareholder population whose voting power ensures the protection of its interests.

Size of the Board of Directors

We have no board size requirements for controlled companies.

Audit Committee Independence

We believe that audit committees should consist solely of independent directors. Regardless of a company’s controlled status, the interests of all shareholders must be protected by ensuring the integrity and accuracy of the company’s financial statements. Allowing affiliated directors to oversee the preparation of financial reports could create an insurmountable conflict of interest.

Unofficially Controlled Companies and 20-50% Beneficial Owners

Where an individual or entity owns more than 50% of a company’s voting power but the company is not a “controlled” company as defined by relevant listing standards, we apply a lower independence requirement of a majority of the board but believe the company should otherwise be treated like another public company; we will therefore apply all other standards as outlined above.

Similarly, where an individual or entity holds between 20-50% of a company’s voting power, but the company is not “controlled” and there is not a “majority” owner, we believe it is reasonable to allow proportional representation on the board and committees (excluding the audit committee) based on the individual or entity’s percentage of ownership.

Exceptions for Recent IPOs

We believe companies that have recently completed an initial public offering (“IPO”) should be allowed adequate time to fully comply with marketplace listing requirements as well as to meet basic corporate governance standards. We believe a one-year grace period immediately following the date of a company’s IPO is sufficient time for most companies to comply with all relevant regulatory requirements and to meet such corporate governance standards. Except in egregious cases, Glass Lewis refrains from issuing voting recommendations on the basis of corporate governance best practices (eg. board independence, committee membership and structure, meeting attendance, etc.) during the one-year period following an IPO.

However, two specific cases warrant strong shareholder action against the board of a company that completed an IPO within the past year:

1.

Adoption of a poison pill: in cases where a board implements a poison pill preceding an IPO, we will consider voting against the members of the board who served during the period of the poison pill’s adoption if the board (i) did not also commit to submit the poison pill to a shareholder vote within 12 months of the IPO or (ii) did not provide a sound rationale for adopting the pill and the pill does not expire in three years or less. In our view, adopting such an anti-takeover device unfairly penalizes future shareholders who (except for electing to buy or sell the stock) are unable to weigh in on a matter that could potentially negatively impact their ownership interest. This notion is strengthened when a board adopts a poison pill with a 5-10 year life immediately prior to having a public shareholder base so as to insulate management for a substantial amount of time while postponing and/or avoiding allowing public shareholders the ability to vote on the pill’s adoption. Such instances are indicative of boards that may subvert shareholders’ best interests following their IPO.

2.	Adoption of an exclusive forum provision: consistent with our general approach to boards that adopt exclusive forum provisions without shareholder approval (refer to our discussion of nominating and governance committee performance in Section I of the guidelines), in cases where a board adopts such a provision for inclusion in a company’s charter or bylaws before the company’s IPO, we will recommend voting against the chairman of the governance committee, or, in the absence of such a committee, the chairman of the board, who served during the period of time when the provision was adopted.

Further, shareholders should also be wary of companies in this category that adopt supermajority voting requirements before their IPO. Absent explicit provisions in the articles or bylaws stipulating that certain policies will be phased out over a certain period of time (e.g. a predetermined declassification of the board, a planned separation of the chairman and CEO, etc.) long-term shareholders could find themselves in the predicament of having to attain a supermajority vote to approve future proposals seeking to eliminate such policies.

Mutual Fund Boards

Mutual funds, or investment companies, are structured differently from regular public companies (i.e., operating companies). Typically, members of a fund’s adviser are on the board and management takes on a different role from that of regular public companies. Thus, we focus on a short list of requirements, although many of our guidelines remain the same.

The following mutual fund policies are similar to the policies for regular public companies:

1. Size of the board of directors: The board should be made up of between five and twenty directors.

2. The CFO on the board: Neither the CFO of the fund nor the CFO of the fund’s registered investment adviser should serve on the board.

3. Independence of the audit committee: The audit committee should consist solely of independent directors.

4. Audit committee financial expert: At least one member of the audit committee should be designated as the audit committee financial expert.

The following differences from regular public companies apply at mutual funds:

1. Independence of the board: We believe that three-fourths of an investment company’s board should be made up of independent directors. This is consistent with a proposed SEC rule on investment company boards. The Investment Company Act requires 40% of the board to be independent, but in 2001, the SEC amended the Exemptive Rules to require that a majority of a mutual fund board be independent. In 2005, the SEC proposed increasing the independence threshold to 75%. In 2006, a federal appeals court ordered that this rule amendment be put back out for public comment, putting it back into “proposed rule” status. Since mutual fund boards play a vital role in overseeing the relationship between the fund and its investment manager, there is greater need for independent oversight than there is for an operating company board.

2. When the auditor is not up for ratification: We do not recommend voting against the audit committee if the auditor is not up for ratification because, due to the different legal structure of an investment company compared to an operating company, the auditor for the investment company (i.e., mutual fund) does not conduct the same level of financial review for each investment company as for an operating company.

3. Non-independent chairman: The SEC has proposed that the chairman of the fund board be independent. We agree that the roles of a mutual fund’s chairman and CEO should be separate. Although we believe this would be best at all companies, we recommend voting against the chairman of an investment company’s nominating committee as well as the chairman of the board if the chairman and CEO of a mutual fund are the same person and the fund does not have an independent lead or presiding director. Seven former SEC commissioners support the appointment of an independent chairman and we agree with them that “an independent board chairman would be better able to create conditions favoring the long-term interests of fund shareholders than would a chairman who is an executive of the adviser.” (See the comment letter sent to the SEC in support of the proposed rule at http://sec.gov/rules/proposed/s70304/s70304-179.pdf)

DECLASSIFIED BOARDS

Glass Lewis favors the repeal of staggered boards and the annual election of directors. We believe staggered boards are less accountable to shareholders than boards that are elected annually. Furthermore, we feel the annual election of directors encourages board members to focus on shareholder interests.

Empirical studies have shown: (i) companies with staggered boards reduce a firm’s value; and (ii) in the context of hostile takeovers, staggered boards operate as a takeover defense, which entrenches management, discourages potential acquirers, and delivers a lower return to target shareholders.

In our view, there is no evidence to demonstrate that staggered boards improve shareholder returns in a takeover context. Research shows that shareholders are worse off when a staggered board blocks a transaction. A study by a group of Harvard Law professors concluded that companies whose staggered boards prevented a takeover “reduced shareholder returns for targets . on the order of eight to ten percent in the nine months after a hostile bid was announced.”41 When a staggered board negotiates a friendly transaction, no statistically significant difference in premiums occurs.42 Further, one of those same professors found that charter-based staggered boards “reduce the market value of a firm by 4% to 6% of its market capitalization” and that “staggered boards bring about and not merely reflect this reduction in market value.”43 A subsequent study reaffirmed that classified boards reduce shareholder value, finding “that the ongoing process of dismantling staggered boards, encouraged by institutional investors, could well contribute to increasing shareholder wealth.”44

Shareholders have increasingly come to agree with this view. In 2011 more than 75% of S&P 500 companies had declassified boards, up from approximately 41% a decade ago.45 Clearly, more shareholders have supported the repeal of classified boards. Resolutions relating to the repeal of staggered boards garnered on average over 70% support among shareholders in 2008, whereas in 1987, only 16.4% of votes cast favored board declassification.46

Given the empirical evidence suggesting staggered boards reduce a company’s value and the increasing shareholder opposition to such a structure, Glass Lewis supports the declassification of boards and the annual election of directors.

[41]	Lucian Bebchuk, John Coates IV, Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Further Findings and a Reply to Symposium Participants,” 55 Stanford Law Review 885-917 (2002), page 1.
[42]	Id. at 2 (“Examining a sample of seventy-three negotiated transactions from 2000 to 2002, we find no systematic benefits in terms of higher premia to boards that have [staggered structures].”).
[43]	Lucian Bebchuk, Alma Cohen, “The Costs of Entrenched Boards” (2004).
[44]	Lucian Bebchuk, Alma Cohen and Charles C.Y. Wang, “Staggered Boards and the Wealth of Shareholders: Evidence from a Natural Experiment,” SSRN: http://ssrn.com/abstract=1706806 (2010), p. 26.
[45]	Spencer Stuart Board Index, 2011, p. 14
[46]	Lucian Bebchuk, John Coates IV and Guhan Subramanian, “The Powerful Antitakeover Force of Staggered Boards: Theory, Evidence, and Policy,” 54 Stanford Law Review 887-951 (2002).

MANDATORY DIRECTOR TERM AND AGE LIMITS

Glass Lewis believes that director age and term limits typically are not in shareholders’ best interests. Too often age and term limits are used by boards as a crutch to remove board members who have served for an extended period of time. When used in that fashion, they are indicative of a board that has a difficult time making “tough decisions.”

Academic literature suggests that there is no evidence of a correlation between either length of tenure or age and director performance. On occasion, term limits can be used as a means to remove a director for boards that are unwilling to police their membership and to enforce turnover. Some shareholders support term limits as a way to force change when boards are unwilling to do so.

While we understand that age limits can be a way to force change where boards are unwilling to make changes on their own, the long-term impact of age limits restricts experienced and potentially valuable board members from service through an arbitrary means. Further, age limits unfairly imply that older (or, in rare cases, younger) directors cannot contribute to company oversight.

In our view, a director’s experience can be a valuable asset to shareholders because of the complex, critical issues that boards face. However, we support periodic director rotation to ensure a fresh perspective in the boardroom and the generation of new ideas and business strategies. We believe the board should implement such rotation instead of relying on arbitrary limits. When necessary, shareholders can address the issue of director rotation through director elections.

We believe that shareholders are better off monitoring the board’s approach to corporate governance and the board’s stewardship of company performance rather than imposing inflexible rules that don’t necessarily correlate with returns or benefits for shareholders.

However, if a board adopts term/age limits, it should follow through and not waive such limits. If the board waives its term/age limits, Glass Lewis will consider recommending shareholders vote against the nominating and/or governance committees, unless the rule was waived with sufficient explanation, such as consummation of a corporate transaction like a merger.

REQUIRING TWO OR MORE NOMINEES PER BOARD SEAT

In an attempt to address lack of access to the ballot, shareholders sometimes propose that the board give shareholders a choice of directors for each open board seat in every election. However, we feel that policies requiring a selection of multiple nominees for each board seat would discourage prospective directors from accepting nominations. A prospective director could not be confident either that he or she is the board’s clear choice or that he or she would be elected. Therefore, Glass Lewis generally will vote against such proposals.

SHAREHOLDER ACCESS

We expect to see a number of shareholder proposals regarding this topic in 2012. For a discussion of recent regulatory events in this area, along with a detailed overview of the Glass Lewis approach to Shareholder Proposals regarding Proxy Access, refer to Section V. Compensation, Environmental, Social and Governance Shareholder Initiatives.

MAJORITY VOTE FOR THE ELECTION OF DIRECTORS

In stark contrast to the failure of shareholder access to gain acceptance, majority voting for the election of directors is fast becoming the de facto standard in corporate board elections. In our view, the majority voting proposals are an effort to make the case for shareholder impact on director elections on a company-specific basis.

While this proposal would not give shareholders the opportunity to nominate directors or lead to elections where shareholders have a choice among director candidates, if implemented, the proposal would allow shareholders to have a voice in determining whether the nominees proposed by the board should actually serve as the overseer-representatives of shareholders in the boardroom. We believe this would be a favorable outcome for shareholders.

During 2011, Glass Lewis tracked over 40 proposals seeking to require a majority vote to elect directors at annual meetings in the U.S., a slight increase over 2010 when we tracked just under 35 proposals, but a sharp contrast to the 147 proposals tracked during 2006. The large drop in the number of proposals being submitted in recent years compared to 2006 is a result of many companies having already adopted some form of majority voting, including approximately 79% of companies in the S&P 500 index, up from 56% in 2008.47 During 2009 these proposals received on average 59% shareholder support (based on for and against votes), up from 54% in 2008.

The plurality vote standard

Today, most US companies still elect directors by a plurality vote standard. Under that standard, if one shareholder holding only one share votes in favor of a nominee (including himself, if the director is a shareholder), that nominee “wins” the election and assumes a seat on the board. The common concern among companies with a plurality voting standard was the possibility that one or more directors would not receive a majority of votes, resulting in “failed elections.” This was of particular concern during the 1980s, an era of frequent takeovers and contests for control of companies.

Advantages of a majority vote standard

If a majority vote standard were implemented, a nominee would have to receive the support of a majority of the shares voted in order to be elected. Thus, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests in favor of other interests that conflict with those of investors. Glass Lewis will generally support proposals calling for the election of directors by a majority vote except for use in contested director elections.

In response to the high level of support majority voting has garnered, many companies have voluntarily taken steps to implement majority voting or modified approaches to majority voting. These steps range from a modified approach requiring directors that receive a majority of withheld votes to resign (e.g., Ashland Inc.) to actually requiring a majority vote of outstanding shares to elect directors (e.g., Intel).

We feel that the modified approach does not go far enough because requiring a director to resign is not the same as requiring a majority vote to elect a director and does not allow shareholders a definitive voice in the election process. Further, under the modified approach, the corporate governance committee could reject a resignation and, even if it accepts the resignation, the corporate governance committee decides on the director’s replacement. And since the modified approach is usually adopted as a policy by the board or a board committee, it could be altered by the same board or committee at any time.

II. TRANSPARENCY AND INTEGRITY OF FINANCIAL REPORTING

AUDITOR RATIFICATION

The auditor’s role as gatekeeper is crucial in ensuring the integrity and transparency of the financial information necessary for protecting shareholder value. Shareholders rely on the auditor to ask tough questions and to do a thorough analysis of a company’s books to ensure that the information provided to shareholders is

[47]	Spencer Stuart Board Index, 2011, p. 14

complete, accurate, fair, and that it is a reasonable representation of a company’s financial position. The only way shareholders can make rational investment decisions is if the market is equipped with accurate information about a company’s fiscal health. As stated in the October 6, 2008 Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury:

“The auditor is expected to offer critical and objective judgment on the financial matters under consideration, and actual and perceived absence of conflicts is critical to that expectation. The Committee believes that auditors, investors, public companies, and other market participants must understand the independence requirements and their objectives, and that auditors must adopt a mindset of skepticism when facing situations that may compromise their independence.”

As such, shareholders should demand an objective, competent and diligent auditor who performs at or above professional standards at every company in which the investors hold an interest. Like directors, auditors should be free from conflicts of interest and should avoid situations requiring a choice between the auditor’s interests and the public’s interests. Almost without exception, shareholders should be able to annually review an auditor’s performance and to annually ratify a board’s auditor selection. Moreover, in October 2008, the Advisory Committee on the Auditing Profession went even further, and recommended that “to further enhance audit committee oversight and auditor accountability . disclosure in the company proxy statement regarding shareholder ratification [should] include the name(s) of the senior auditing partner(s) staffed on the engagement.”48

Most recently on August 16, 2011, the PCAOB issued a Concept Release seeking public comment on ways that auditor independence, objectivity and professional skepticism could be enhanced, with a specific emphasis on mandatory audit firm rotation. The PCAOB will convene a public roundtable meeting in March 2012 to further discuss such matters. Glass Lewis believes auditor rotation can ensure both the independence of the auditor and the integrity of the audit; we will typically recommend supporting proposals to require auditor rotation when the proposal uses a reasonable period of time (usually not less than 5-7 years) particularly at companies with a history of accounting problems.

Voting Recommendations on Auditor Ratification

We generally support management’s choice of auditor except when we believe the auditor’s independence or audit integrity has been compromised. Where a board has not allowed shareholders to review and ratify an auditor, we typically recommend voting against the audit committee chairman. When there have been material restatements of annual financial statements or material weakness in internal controls, we usually recommend voting against the entire audit committee.

Reasons why we may not recommend ratification of an auditor include:

1. When audit fees plus audit-related fees total less than the tax fees and/or other non-audit fees.

2. Recent material restatements of annual financial statements, including those resulting in the reporting of material weaknesses in internal controls and including late filings by the company where the auditor bears some responsibility for the restatement or late filing.49

3. When the auditor performs prohibited services such as tax-shelter work, tax services for the CEO or CFO, or contingent-fee work, such as a fee based on a percentage of economic benefit to the company.

4. When audit fees are excessively low, especially when compared with other companies in the same industry.

[48]	“Final Report of the Advisory Committee on the Auditing Profession to the U.S. Department of the Treasury.” p. VIII:20, October 6, 2008.
[49]	An auditor does not audit interim financial statements. Thus, we generally do not believe that an auditor should be opposed due to a restatement of interim financial statements unless the nature of the misstatement is clear from a reading of the incorrect financial statements.

5. When the company has aggressive accounting policies.

6. When the company has poor disclosure or lack of transparency in its financial statements.

7. Where the auditor limited its liability through its contract with the company or the audit contract requires the corporation to use alternative dispute resolution procedures without adequate justification.

8. We also look for other relationships or concerns with the auditor that might suggest a conflict between the auditor’s interests and shareholder interests.

PENSION ACCOUNTING ISSUES

A pension accounting question often raised in proxy proposals is what effect, if any, projected returns on employee pension assets should have on a company’s net income. This issue often arises in the executive-compensation context in a discussion of the extent to which pension accounting should be reflected in business performance for purposes of calculating payments to executives.

Glass Lewis believes that pension credits should not be included in measuring income that is used to award performance-based compensation. Because many of the assumptions used in accounting for retirement plans are subject to the company’s discretion, management would have an obvious conflict of interest if pay were tied to pension income. In our view, projected income from pensions does not truly reflect a company’s performance.

III. THE LINK BETWEEN COMPENSATION AND PERFORMANCE

Glass Lewis carefully reviews the compensation awarded to senior executives, as we believe that this is an important area in which the board’s priorities are revealed. Glass Lewis strongly believes executive compensation should be linked directly with the performance of the business the executive is charged with managing. We believe the most effective compensation arrangements provide for an appropriate mix of performance-based short- and long-term incentives in addition to base salary.

Glass Lewis believes that comprehensive, timely and transparent disclosure of executive pay is critical to allowing shareholders to evaluate the extent to which the pay is keeping pace with company performance. When reviewing proxy materials, Glass Lewis examines whether the company discloses the performance metrics used to determine executive compensation. We recognize performance metrics must necessarily vary depending on the company and industry, among other factors, and may include items such as total shareholder return, earning per share growth, return on equity, return on assets and revenue growth. However, we believe companies should disclose why the specific performance metrics were selected and how the actions they are designed to incentivize will lead to better corporate performance.

Moreover, it is rarely in shareholders’ interests to disclose competitive data about individual salaries below the senior executive level. Such disclosure could create internal personnel discord that would be counterproductive for the company and its shareholders. While we favor full disclosure for senior executives and we view pay disclosure at the aggregate level (e.g., the number of employees being paid over a certain amount or in certain categories) as potentially useful, we do not believe shareholders need or will benefit from detailed reports about individual management employees other than the most senior executives.

ADVISORY VOTE ON EXECUTIVE COMPENSATION (“SAY-ON-PAY”)

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) required most companies50 to hold an advisory vote on executive compensation at the first shareholder meeting that occurs six months after enactment of the bill
(January 21, 2011).

[50]	Small reporting companies (as defined by the SEC as below $75,000,000 in market capitalization) received a two-year reprieve and will only be subject to say-on-pay requirements beginning at meetings held on or after January 21, 2013.

This practice of allowing shareholders a non-binding vote on a company’s compensation report is standard practice in many non-US countries, and has been a requirement for most companies in the United Kingdom since 2003 and in Australia since 2005. Although Say-on-Pay proposals are non-binding, a high level of “against” or “abstain” votes indicate substantial shareholder concern about a company’s compensation policies and procedures.

Given the complexity of most companies’ compensation programs, Glass Lewis applies a highly nuanced approach when analyzing advisory votes on executive compensation. We review each company’s compensation on a case-by-case basis, recognizing that each company must be examined in the context of industry, size, maturity, performance, financial condition, its historic pay for performance practices, and any other relevant internal or external factors.

We believe that each company should design and apply specific compensation policies and practices that are appropriate to the circumstances of the company and, in particular, will attract and retain competent executives and other staff, while motivating them to grow the company’s long-term shareholder value.

Where we find those specific policies and practices serve to reasonably align compensation with performance, and such practices are adequately disclosed, Glass Lewis will recommend supporting the company’s approach. If, however, those specific policies and practices fail to demonstrably link compensation with performance, Glass Lewis will generally recommend voting against the say-on-pay proposal.

Glass Lewis focuses on four main areas when reviewing Say-on-Pay proposals:

•	The overall design and structure of the Company’s executive compensation program including performance metrics;

•	The quality and content of the Company’s disclosure;

•	The quantum paid to executives; and

•	The link between compensation and performance as indicated by the Company’s current and past pay-for-performance grades

We also review any significant changes or modifications, and rationale for such changes, made to the Company’s compensation structure or award amounts, including base salaries.

Say-on-Pay Voting Recommendations

In cases where we find deficiencies in a company’s compensation program’s design, implementation or management, we will recommend that shareholders vote against the Say-on-Pay proposal. Generally such instances include evidence of a pattern of poor pay-for-performance practices (i.e., deficient or failing pay for performance grades), unclear or questionable disclosure regarding the overall compensation structure (e.g., limited information regarding benchmarking processes, limited rationale for bonus performance metrics and targets, etc.), questionable adjustments to certain aspects of the overall compensation structure (e.g., limited rationale for significant changes to performance targets or metrics, the payout of guaranteed bonuses or sizable retention grants, etc.), and/or other egregious compensation practices.

Although not an exhaustive list, the following issues when weighed together may cause Glass Lewis to recommend voting against a say-on-pay vote:

•	Inappropriate peer group and/or benchmarking issues

•	Inadequate or no rationale for changes to peer groups

•	Egregious or excessive bonuses, equity awards or severance payments, including golden handshakes and golden parachutes

•	Guaranteed bonuses

•	Targeting overall levels of compensation at higher than median without adequate justification

•	Bonus or long-term plan targets set at less than mean or negative performance levels

•	Performance targets not sufficiently challenging, and/or providing for high potential payouts

•	Performance targets lowered, without justification

•	Discretionary bonuses paid when short- or long-term incentive plan targets were not met

•	Executive pay high relative to peers not justified by outstanding company performance

•	The terms of the long-term incentive plans are inappropriate (please see “Long-Term Incentives” below)

In the instance that a company has simply failed to provide sufficient disclosure of its policies, we may recommend shareholders vote against this proposal solely on this basis, regardless of the appropriateness of compensation levels.

Additional Scrutiny for Companies with Significant Opposition in 2011

At companies that received a significant shareholder vote (anything greater than 25%) against their say on pay proposal in 2011, we believe the board should demonstrate some level of engagement and responsiveness to the shareholder concerns behind the discontent. While we recognize that sweeping changes cannot be made to a compensation program without due consideration and that a majority of shareholders voted in favor of the proposal, we will look for disclosure in the proxy statement and other publicly-disclosed filings that indicates the compensation committee is responding to the prior year’s vote results including engaging with large shareholders to identify the concerns causing the substantial vote against. In the absence of any evidence that the board is actively engaging shareholders on this issue and responding accordingly, we will recommend holding compensation committee members accountable for a failure to respond in consideration of the level of the vote against and the severity and history of the compensation problems.

Where we identify egregious compensation practices, we may also recommend voting against the compensation committee based on the practices or actions of its members during the year, such as approving large one-off payments, the inappropriate, unjustified use of discretion, or sustained poor pay for performance practices.

Short-Term Incentives

A short-term bonus or incentive (“STI”) should be demonstrably tied to performance. Whenever possible, we believe a mix of corporate and individual performance measures is appropriate. We would normally expect performance measures for STIs to be based on internal financial measures such as net profit after tax, EPS growth and divisional profitability as well as non-financial factors such as those related to safety, environmental issues, and customer satisfaction. However, we accept variations from these metrics if they are tied to the Company’s business drivers.

Further, the target and potential maximum awards that can be achieved under STI awards should be disclosed. Shareholders should expect stretching performance targets for the maximum award to be achieved. Any increase in the potential maximum award should be clearly justified to shareholders.

Glass Lewis recognizes that disclosure of some measures may include commercially confidential information. Therefore, we believe it may be reasonable to exclude such information in some cases as long as the company provides sufficient justification for non-disclosure. However, where a short-term bonus has been paid, companies should disclose the extent to which performance has been achieved against relevant targets, including disclosure of the actual target achieved.

Where management has received significant STIs but short-term performance as measured by such indicators as increase in profit and/or EPS growth over the previous year prima facie appears to be poor or negative, we believe the company should provide a clear explanation why these significant short-term payments were made.

Long-Term Incentives

Glass Lewis recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an executive’s pay to company performance, thereby aligning their interests with those of shareholders. In addition, equity-based compensation can be an effective way to attract, retain and motivate key employees.

There are certain elements that Glass Lewis believes are common to most well-structured long-term incentive (“LTI”) plans. These include:

•	No re-testing or lowering of performance conditions

•	Performance metrics that cannot be easily manipulated by management

•	Two or more performance metrics

•	At least one relative performance metric that compares the company’s performance to a relevant peer group or index

•	Performance periods of at least three years

•	Stretching metrics that incentivize executives to strive for outstanding performance

•	Individual limits expressed as a percentage of base salary

Performance measures should be carefully selected and should relate to the specific business/industry in which the company operates and, especially, the key value drivers of the company’s business.

Glass Lewis believes that measuring a company’s performance with multiple metrics serves to provide a more complete picture of the company’s performance than a single metric, which may focus too much management attention on a single target and is therefore more susceptible to manipulation. External benchmarks should be disclosed and transparent, such as total shareholder return (“TSR”) against a well-selected sector index, peer group or other performance hurdle. The rationale behind the selection of a specific index or peer group should be disclosed. Internal benchmarks (e.g. earnings per share growth) should also be disclosed and transparent, unless a cogent case for confidentiality is made and fully explained.

We also believe shareholders should evaluate the relative success of a company’s compensation programs, particularly existing equity-based incentive plans, in linking pay and performance in evaluating new LTI plans to determine the impact of additional stock awards. We will therefore review the company’s pay-for-performance grade, see below for more information, and specifically the proportion of total compensation that is stock-based.

Pay for Performance

Glass Lewis believes an integral part of a well-structured compensation package is a successful link between pay and performance. Therefore, Glass Lewis developed a proprietary pay-for-performance model to evaluate the link between pay and performance of the top five executives at US companies. Our model benchmarks these executives’ pay and company performance against four peer groups and across seven performance metrics. Using a forced curve and a school letter-grade system, we grade companies from A-F according to their pay-for-performance linkage. The grades guide our evaluation of compensation committee effectiveness and we generally recommend voting against compensation committee of companies with a pattern of failing our pay-for-performance analysis.

We also use this analysis to inform our voting decisions on say-on-pay proposals. As such, if a company receives a failing grade from our proprietary model, we are likely to recommend shareholders to vote against the say-on-pay proposal. However, there may be exceptions to this rule such as when a company makes significant enhancements to its compensation programs.

Recoupment (“Clawback”) Provisions

Section 954 of the Dodd-Frank Act requires the SEC to create a rule requiring listed companies to adopt policies for recouping certain compensation during a three-year look-back period. The rule applies to incentive-based compensation paid to current or former executives if the company is required to prepare an accounting restatement due to erroneous data resulting from material non-compliance with any financial reporting requirements under the securities laws.

These recoupment provisions are more stringent than under Section 304 of the Sarbanes-Oxley Act in three respects: (i) the provisions extend to current or former executive officers rather than only to the CEO and CFO; (ii) it has a three-year look-back period (rather than a twelve-month look-back period); and (iii) it allows for recovery of compensation based upon a financial restatement due to erroneous data, and therefore does not require misconduct on the part of the executive or other employees.

Frequency of Say-on-Pay

The Dodd-Frank Act also requires companies to allow shareholders a non-binding vote on the frequency of say-on-pay votes, i.e. every one, two or three years. Additionally, Dodd-Frank requires companies to hold such votes on the frequency of say-on-pay votes at least once every six years.

We believe companies should submit say-on-pay votes to shareholders every year. We believe that the time and financial burdens to a company with regard to an annual vote are relatively small and incremental and are outweighed by the benefits to shareholders through more frequent accountability. Implementing biannual or triennial votes on executive compensation limits shareholders’ ability to hold the board accountable for its compensation practices through means other than voting against the compensation committee. Unless a company provides a compelling rationale or unique circumstances for say-on-pay votes less frequent than annually, we will generally recommend that shareholders support annual votes on compensation.

Vote on Golden Parachute Arrangements

The Dodd-Frank Act also requires companies to provide shareholders with a separate non-binding vote on approval of golden parachute compensation arrangements in connection with certain change-in-control transactions. However, if the golden parachute arrangements have previously been subject to a say-on-pay vote which shareholders approved, then this required vote is waived.

Glass Lewis believes the narrative and tabular disclosure of golden parachute arrangements will benefit all shareholders. Glass Lewis will analyze each golden parachute arrangement on a case-by-case basis, taking into account, among other items: the ultimate value of the payments particularly compared to the value of the transaction, the tenure and position of the executives in question, and the type of triggers involved (single vs double).

EQUITY-BASED COMPENSATION PLAN PROPOSALS

We believe that equity compensation awards are useful, when not abused, for retaining employees and providing an incentive for them to act in a way that will improve company performance. Glass Lewis evaluates equity-based compensation plans using a detailed model and analytical review.

Equity-based compensation programs have important differences from cash compensation plans and bonus programs. Accordingly, our model and analysis takes into account factors such as plan administration, the method and terms of exercise, repricing history, express or implied rights to reprice, and the presence of evergreen provisions.

Our analysis is primarily quantitative and focused on the plan’s cost as compared with the business’s operating metrics. We run twenty different analyses, comparing the program with absolute limits we believe are key to equity value creation and with a carefully chosen peer group. In general, our model seeks to determine whether the proposed plan is either absolutely excessive or is more than one standard deviation away from the average plan for the peer group on a range of criteria, including dilution to shareholders and the projected annual cost relative to the company’s financial performance. Each of the twenty analyses (and their constituent parts) is weighted and the plan is scored in accordance with that weight.

In our analysis, we compare the program’s expected annual expense with the business’s operating metrics to help determine whether the plan is excessive in light of company performance. We also compare the option plan’s expected annual cost to the enterprise value of the firm rather than to market capitalization because the employees, managers and directors of the firm contribute to the creation of enterprise value but not necessarily market capitalization (the biggest difference is seen where cash represents the vast majority of market capitalization). Finally, we do not rely exclusively on relative comparisons with averages because, in addition to creeping averages serving to inflate compensation, we believe that some absolute limits are warranted.

We evaluate equity plans based on certain overarching principles:

1. Companies should seek more shares only when needed.

2. Requested share amounts should be small enough that companies seek shareholder approval every three to four years (or more frequently).

3. If a plan is relatively expensive, it should not grant options solely to senior executives and board members.

4. Annual net share count and voting power dilution should be limited.

5. Annual cost of the plan (especially if not shown on the income statement) should be reasonable as a percentage of financial results and should be in line with the peer group.

6. The expected annual cost of the plan should be proportional to the business’s value.

7. The intrinsic value that option grantees received in the past should be reasonable compared with the business’s financial results.

8. Plans should deliver value on a per-employee basis when compared with programs at peer companies.

9. Plans should not permit re-pricing of stock options.

10. Plans should not contain excessively liberal administrative or payment terms.

11. Selected performance metrics should be challenging and appropriate, and should be subject to relative performance measurements.

12. Stock grants should be subject to minimum vesting and/or holding periods sufficient to ensure sustainable performance and promote retention.

Option Exchanges

Glass Lewis views option repricing plans and option exchange programs with great skepticism. Shareholders have substantial risk in owning stock and we believe that the employees, officers, and directors who receive stock options should be similarly situated to align their interests with shareholder interests.

We are concerned that option grantees who believe they will be “rescued” from underwater options will be more inclined to take unjustifiable risks. Moreover, a predictable pattern of repricing or exchanges substantially alters a stock option’s value because options that will practically never expire deeply out of the money are worth far more than options that carry a risk of expiration.

In short, repricings and option exchange programs change the bargain between shareholders and employees after the bargain has been struck.

There is one circumstance in which a repricing or option exchange program is acceptable: if macroeconomic or industry trends, rather than specific company issues, cause a stock’s value to decline dramatically and the repricing is necessary to motivate and retain employees. In this circumstance, we think it fair to conclude that option grantees may be suffering from a risk that was not foreseeable when the original “bargain” was struck. In such a circumstance, we will recommend supporting a repricing only if the following conditions are true:

1. Officers and board members cannot participate in the program;

2. The stock decline mirrors the market or industry price decline in terms of timing and approximates the decline in magnitude;

3. The exchange is value-neutral or value-creative to shareholders using very conservative assumptions and with a recognition of the adverse selection problems inherent in voluntary programs; and

4. Management and the board make a cogent case for needing to motivate and retain existing employees, such as being in a competitive employment market.

Option Backdating, Spring-Loading, and Bullet-Dodging

Glass Lewis views option backdating, and the related practices of spring-loading and bullet-dodging, as egregious actions that warrant holding the appropriate management and board members responsible. These practices are similar to re-pricing options and eliminate much of the downside risk inherent in an option grant that is designed to induce recipients to maximize shareholder return.

Backdating an option is the act of changing an option’s grant date from the actual grant date to an earlier date when the market price of the underlying stock was lower, resulting in a lower exercise price for the option. Since 2006, Glass Lewis has identified over 270 companies that have disclosed internal or government investigations into their past stock-option grants.

Spring-loading is granting stock options while in possession of material, positive information that has not been disclosed publicly. Bullet-dodging is delaying the grants of stock options until after the release of material, negative information. This can allow option grants to be made at a lower price either before the release of positive news or following the release of negative news, assuming the stock’s price will move up or down in response to the information. This raises a concern similar to that of insider trading, or the trading on material non-public information.

The exercise price for an option is determined on the day of grant, providing the recipient with the same market risk as an investor who bought shares on that date. However, where options were backdated, the executive or the board (or the compensation committee) changed the grant date retroactively. The new date may be at or near the lowest price for the year or period. This would be like allowing an investor to look back and select the lowest price of the year at which to buy shares.

A 2006 study of option grants made between 1996 and 2005 at 8,000 companies found that option backdating can be an indication of poor internal controls. The study found that option backdating was more likely to occur at companies without a majority independent board and with a long-serving CEO; both factors, the study concluded, were associated with greater CEO influence on the company’s compensation and governance practices.51

Where a company granted backdated options to an executive who is also a director, Glass Lewis will recommend voting against that executive/director, regardless of who decided to make the award. In addition, Glass Lewis will recommend voting against those directors who either approved or allowed the backdating. Glass Lewis feels that executives and directors who either benefited from backdated options or authorized the practice have breached their fiduciary responsibility to shareholders.

[51]	Lucian Bebchuk, Yaniv Grinstein and Urs Peyer. “LUCKY CEOs.” November, 2006.

Given the severe tax and legal liabilities to the company from backdating, Glass Lewis will consider recommending voting against members of the audit committee who served when options were backdated, a restatement occurs, material weaknesses in internal controls exist and disclosures indicate there was a lack of documentation. These committee members failed in their responsibility to ensure the integrity of the company’s financial reports.

When a company has engaged in spring-loading or bullet-dodging, Glass Lewis will consider recommending voting against the compensation committee members where there has been a pattern of granting options at or near historic lows. Glass Lewis will also recommend voting against executives serving on the board who benefited from the spring-loading or bullet-dodging.

162(m) Plans

Section 162(m) of the Internal Revenue Code allows companies to deduct compensation in excess of $1 million for the CEO and the next three most highly compensated executive officers, excluding the CFO, upon shareholder approval of the excess compensation. Glass Lewis recognizes the value of executive incentive programs and the tax benefit of shareholder-approved incentive plans.

We believe the best practice for companies is to provide robust disclosure to shareholders so that they can make fully-informed judgments about the reasonableness of the proposed compensation plan. To allow for meaningful shareholder review, we prefer that disclosure should include specific performance metrics, a maximum award pool, and a maximum award amount per employee. We also believe it is important to analyze the estimated grants to see if they are reasonable and in line with the company’s peers.

We typically recommend voting against a 162(m) plan where: a company fails to provide at least a list of performance targets; a company fails to provide one of either a total pool or an individual maximum; or the proposed plan is excessive when compared with the plans of the company’s peers.

The company’s record of aligning pay with performance (as evaluated using our proprietary pay-for-performance model) also plays a role in our recommendation. Where a company has a record of setting reasonable pay relative to business performance, we generally recommend voting in favor of a plan even if the plan caps seem large relative to peers because we recognize the value in special pay arrangements for continued exceptional performance.

As with all other issues we review, our goal is to provide consistent but contextual advice given the specifics of the company and ongoing performance. Overall, we recognize that it is generally not in shareholders’ best interests to vote against such a plan and forgo the potential tax benefit since shareholder rejection of such plans will not curtail the awards; it will only prevent the tax deduction associated with them.

Director Compensation Plans

Glass Lewis believes that non-employee directors should receive reasonable and appropriate compensation for the time and effort they spend serving on the board and its committees. Director fees should be competitive in order to retain and attract qualified individuals. But excessive fees represent a financial cost to the company and threaten to compromise the objectivity and independence of non-employee directors. Therefore, a balance is required. We will consider recommending supporting compensation plans that include option grants or other equity-based awards that help to align the interests of outside directors with those of shareholders. However, equity grants to directors should not be performance-based to ensure directors are not incentivized in the same manner as executives but rather serve as a check on imprudent risk-taking in executive compensation plan design.

Glass Lewis uses a proprietary model and analyst review to evaluate the costs of equity plans compared to the plans of peer companies with similar market capitalizations. We use the results of this model to guide our voting recommendations on stock-based director compensation plans.

IV. GOVERNANCE STRUCTURE AND THE SHAREHOLDER FRANCHISE

ANTI-TAKEOVER MEASURES

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans are not generally in shareholders’ best interests. They can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock. Typically we recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, especially those at a premium.

We believe boards should be given wide latitude in directing company activities and in charting the company’s course. However, on an issue such as this, where the link between the shareholders’ financial interests and their right to consider and accept buyout offers is substantial, we believe that shareholders should be allowed to vote on whether they support such a plan’s implementation. This issue is different from other matters that are typically left to board discretion. Its potential impact on and relation to shareholders is direct and substantial. It is also an issue in which management interests may be different from those of shareholders; thus, ensuring that shareholders have a voice is the only way to safeguard their interests.

In certain circumstances, we will support a poison pill that is limited in scope to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable qualifying offer clause. We will consider supporting a poison pill plan if the qualifying offer clause includes each of the following attributes:

1.	The form of offer is not required to be an all-cash transaction;

2.	The offer is not required to remain open for more than 90 business days;

3.	The offeror is permitted to amend the offer, reduce the offer, or otherwise change the terms;

4.	There is no fairness opinion requirement; and

5.	There is a low to no premium requirement.

Where these requirements are met, we typically feel comfortable that shareholders will have the opportunity to voice their opinion on any legitimate offer.

NOL Poison Pills

Similarly, Glass Lewis may consider supporting a limited poison pill in the unique event that a company seeks shareholder approval of a rights plan for the express purpose of preserving Net Operating Losses (NOLs). While companies with NOLs can generally carry these losses forward to offset future taxable income, Section 382 of the Internal Revenue Code limits companies’ ability to use NOLs in the event of a “change of ownership.”52 In this case, a company may adopt or amend a poison pill (“NOL pill”) in order to prevent an inadvertent change of ownership by multiple investors purchasing small chunks of stock at the same time, and thereby preserve the ability to carry the NOLs forward. Often such NOL pills have trigger thresholds much lower than the common 15% or 20% thresholds, with some NOL pill triggers as low as 5%.

Glass Lewis evaluates NOL pills on a strictly case-by-case basis taking into consideration, among other factors, the value of the NOLs to the company, the likelihood of a change of ownership based on the size of the holding and the nature of the larger shareholders, the trigger threshold and whether the term of the plan is limited

[52]	Section 382 of the Internal Revenue Code refers to a “change of ownership” of more than 50 percentage points by one or more 5% shareholders within a three-year period. The statute is intended to deter the “trafficking” of net operating losses.

in duration (i.e., whether it contains a reasonable “sunset” provision) or is subject to periodic board review and/or shareholder ratification. However, we will recommend that shareholders vote against a proposal to adopt or amend a pill to include NOL protective provisions if the company has adopted a more narrowly tailored means of preventing a change in control to preserve its NOLs. For example, a company may limit share transfers in its charter to prevent a change of ownership from occurring.

Furthermore, we believe that shareholders should be offered the opportunity to vote on any adoption or renewal of a NOL pill regardless of any potential tax benefit that it offers a company. As such, we will consider recommending voting against those members of the board who served at the time when an NOL pill was adopted without shareholder approval within the prior twelve months and where the NOL pill is not subject to shareholder ratification.

Fair Price Provisions

Fair price provisions, which are rare, require that certain minimum price and procedural requirements be observed by any party that acquires more than a specified percentage of a corporation’s common stock. The provision is intended to protect minority shareholder value when an acquirer seeks to accomplish a merger or other transaction which would eliminate or change the interests of the minority stockholders. The provision is generally applied against the acquirer unless the takeover is approved by a majority of “continuing directors” and holders of a majority, in some cases a supermajority as high as 80%, of the combined voting power of all stock entitled to vote to alter, amend, or repeal the above provisions.

The effect of a fair price provision is to require approval of any merger or business combination with an “interested stockholder” by 51% of the voting stock of the company, excluding the shares held by the interested stockholder. An interested stockholder is generally considered to be a holder of 10% or more of the company’s outstanding stock, but the trigger can vary.

Generally, provisions are put in place for the ostensible purpose of preventing a back-end merger where the interested stockholder would be able to pay a lower price for the remaining shares of the company than he or she paid to gain control. The effect of a fair price provision on shareholders, however, is to limit their ability to gain a premium for their shares through a partial tender offer or open market acquisition which typically raise the share price, often significantly. A fair price provision discourages such transactions because of the potential costs of seeking shareholder approval and because of the restrictions on purchase price for completing a merger or other transaction at a later time.

Glass Lewis believes that fair price provisions, while sometimes protecting shareholders from abuse in a takeover situation, more often act as an impediment to takeovers, potentially limiting gains to shareholders from a variety of transactions that could significantly increase share price. In some cases, even the independent directors of the board cannot make exceptions when such exceptions may be in the best interests of shareholders. Given the existence of state law protections for minority shareholders such as Section 203 of the Delaware Corporations Code, we believe it is in the best interests of shareholders to remove fair price provisions.

REINCORPORATION

In general, Glass Lewis believes that the board is in the best position to determine the appropriate jurisdiction of incorporation for the company. When examining a management proposal to reincorporate to a different state or country, we review the relevant financial benefits, generally related to improved corporate tax treatment, as well as changes in corporate governance provisions, especially those relating to shareholder rights, resulting from the change in domicile. Where the financial benefits are de minimis and there is a decrease in shareholder rights, we will recommend voting against the transaction.

However, costly, shareholder-initiated reincorporations are typically not the best route to achieve the furtherance of shareholder rights. We believe shareholders are generally better served by proposing specific shareholder resolutions addressing pertinent issues which may be implemented at a lower cost, and perhaps even with board approval. However, when shareholders propose a shift into a jurisdiction with enhanced shareholder rights, Glass Lewis examines the significant ways would the Company benefit from shifting jurisdictions including the following:

1. Is the board sufficiently independent?

2. Does the Company have anti-takeover protections such as a poison pill or classified board in place?

3. Has the board been previously unresponsive to shareholders (such as failing to implement a shareholder proposal that received majority shareholder support)?

4. Do shareholders have the right to call special meetings of shareholders?

5. Are there other material governance issues at the Company?

6. Has the Company’s performance matched or exceeded its peers in the past one and three years?

7. How has the Company ranked in Glass Lewis’ pay-for-performance analysis during the last three years?

8. Does the company have an independent chairman?

We note, however, that we will only support shareholder proposals to change a company’s place of incorporation in exceptional circumstances.

EXCLUSIVE FORUM PROVISIONS

Glass Lewis believes that charter or bylaw provisions limiting a shareholder’s choice of legal venue are not in the best interests of shareholders. Such clauses may effectively discourage the use of shareholder derivative claims by increasing their associated costs and making them more difficult to pursue. As such, shareholders should be wary about approving any limitation on their legal recourse including limiting themselves to a single jurisdiction (e.g. Delaware) without compelling evidence that it will benefit shareholders.

For this reason, we recommend that shareholders vote against any bylaw or charter amendment seeking to adopt an exclusive forum provision. Moreover, in the event a board seeks shareholder approval of a forum selection clause pursuant to a bundled bylaw amendment rather than as a separate proposal, we will weigh the importance of the other bundled provisions when determining the vote recommendation on the proposal. We will nonetheless recommend voting against the chairman of the governance committee for bundling disparate proposals into a single proposal (refer to our discussion of nominating and governance committee performance in Section I of the guidelines).

AUTHORIZED SHARES

Glass Lewis believes that adequate capital stock is important to a company’s operation. When analyzing a request for additional shares, we typically review four common reasons why a company might need additional capital stock:

1. Stock Split – We typically consider three metrics when evaluating whether we think a stock split is likely or necessary: The historical stock pre-split price, if any; the current price relative to the company’s most common trading price over the past 52 weeks; and some absolute limits on stock price that, in our view, either always make a stock split appropriate if desired by management or would almost never be a reasonable price at which to split a stock.

2. Shareholder Defenses – Additional authorized shares could be used to bolster takeover defenses such as a poison pill. Proxy filings often discuss the usefulness of additional shares in defending against or discouraging a hostile takeover as a reason for a requested increase. Glass Lewis is typically against such defenses and will oppose actions intended to bolster such defenses.

3. Financing for Acquisitions – We look at whether the company has a history of using stock for acquisitions and attempt to determine what levels of stock have typically been required to accomplish such transactions. Likewise, we look to see whether this is discussed as a reason for additional shares in the proxy.

4. Financing for Operations – We review the company’s cash position and its ability to secure financing through borrowing or other means. We look at the company’s history of capitalization and whether the company has had to use stock in the recent past as a means of raising capital.

Issuing additional shares can dilute existing holders in limited circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not detailed a plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically recommend against the authorization of additional shares.

While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of a large pool of unallocated shares available for any purpose.

ADVANCE NOTICE REQUIREMENTS

We typically recommend that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominees.

These proposals typically attempt to require a certain amount of notice before shareholders are allowed to place proposals on the ballot. Notice requirements typically range between three to six months prior to the annual meeting. Advance notice requirements typically make it impossible for a shareholder who misses the deadline to present a shareholder proposal or a director nominee that might be in the best interests of the company and its shareholders.

We believe shareholders should be able to review and vote on all proposals and director nominees. Shareholders can always vote against proposals that appear with little prior notice. Shareholders, as owners of a business, are capable of identifying issues on which they have sufficient information and ignoring issues on which they have insufficient information. Setting arbitrary notice restrictions limits the opportunity for shareholders to raise issues that may come up after the window closes.

VOTING STRUCTURE

Cumulative Voting

Cumulative voting increases the ability of minority shareholders to elect a director by allowing shareholders to cast as many shares of the stock they own multiplied by the number of directors to be elected. As companies generally have multiple nominees up for election, cumulative voting allows shareholders to cast all of their votes for a single nominee, or a smaller number of nominees than up for election, thereby raising the likelihood of electing one or more of their preferred nominees to the board. It can be important when a board is controlled by insiders or affiliates and where the company’s ownership structure includes one or more shareholders who control a majority-voting block of company stock.

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders.

However, academic literature indicates that where a highly independent board is in place and the company has a shareholder-friendly governance structure, shareholders may be better off without cumulative voting. The analysis underlying this literature indicates that shareholder returns at firms with good governance structures are lower and that boards can become factionalized and prone to evaluating the needs of special interests over the general interests of shareholders collectively.

We review cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company’s governance structure. But we typically find these proposals on ballots at companies where independence is lacking and where the appropriate checks and balances favoring shareholders are not in place. In those instances we typically recommend in favor of cumulative voting.

Where a company has adopted a true majority vote standard (i.e., where a director must receive a majority of votes cast to be elected, as opposed to a modified policy indicated by a resignation policy only), Glass Lewis will recommend voting against cumulative voting proposals due to the incompatibility of the two election methods. For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.

Where a company has not adopted a majority voting standard and is facing both a shareholder proposal to adopt majority voting and a shareholder proposal to adopt cumulative voting, Glass Lewis will support only the majority voting proposal. When a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Supermajority Vote Requirements

Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. An example is in the takeover context, where supermajority vote requirements can strongly limit the voice of shareholders in making decisions on such crucial matters as selling the business. This in turn degrades share value and can limit the possibility of buyout premiums to shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority shareholders. We believe that a simple majority is appropriate to approve all matters presented to shareholders.

TRANSACTION OF OTHER BUSINESS

We typically recommend that shareholders not give their proxy to management to vote on any other business items that may properly come before an annual or special meeting. In our opinion, granting unfettered discretion is unwise.

ANTI-GREENMAIL PROPOSALS

Glass Lewis will support proposals to adopt a provision preventing the payment of greenmail, which would serve to prevent companies from buying back company stock at significant premiums from a certain shareholder. Since a large or majority shareholder could attempt to compel a board into purchasing its shares at a large premium, the anti-greenmail provision would generally require that a majority of shareholders other than the majority shareholder approve the buyback.

MUTUAL FUNDS: INVESTMENT POLICIES AND ADVISORY AGREEMENTS

Glass Lewis believes that decisions about a fund’s structure and/or a fund’s relationship with its investment advisor or sub-advisors are generally best left to management and the members of the board, absent a showing of egregious or illegal conduct that might threaten shareholder value. As such, we focus our analyses of such proposals on the following main areas:

•	The terms of any amended advisory or sub-advisory agreement;

•	Any changes in the fee structure paid to the investment advisor; and

•	Any material changes to the fund’s investment objective or strategy.

We generally support amendments to a fund’s investment advisory agreement absent a material change that is not in the best interests of shareholders. A significant increase in the fees paid to an investment advisor would be reason for us to consider recommending voting against a proposed amendment to an investment advisory agreement. However, in certain cases, we are more inclined to support an increase in advisory fees if such increases result from being performance-based rather than asset-based. Furthermore, we generally support sub-advisory agreements between a fund’s advisor and sub-advisor, primarily because the fees received by the sub-advisor are paid by the advisor, and not by the fund.

In matters pertaining to a fund’s investment objective or strategy, we believe shareholders are best served when a fund’s objective or strategy closely resembles the investment discipline shareholders understood and selected when they initially bought into the fund. As such, we generally recommend voting against amendments to a fund’s investment objective or strategy when the proposed changes would leave shareholders with stakes in a fund that is noticeably different than when originally contemplated, and which could therefore potentially negatively impact some investors’ diversification strategies.

V. COMPENSATION, ENVIRONMENTAL, SOCIAL AND GOVERNANCE SHAREHOLDER INITIATIVES

Glass Lewis typically prefers to leave decisions regarding day-to-day management and policy decisions, including those related to social, environmental or political issues, to management and the board, except when there is a clear link between the proposal and value enhancement or risk mitigation. We feel strongly that shareholders should not attempt to micromanage the company, its businesses or its executives through the shareholder initiative process. Rather, we believe shareholders should use their influence to push for governance structures that protect shareholders and promote director accountability. Shareholders should then put in place a board they can trust to make informed decisions that are in the best interests of the business and its owners, and then hold directors accountable for management and policy decisions through board elections. However, we recognize that support of appropriately crafted shareholder initiatives may at times serve to promote or protect shareholder value.

To this end, Glass Lewis evaluates shareholder proposals on a case-by-case basis. We generally recommend supporting shareholder proposals calling for the elimination of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. We generally recommend supporting proposals likely to increase and/or protect shareholder value and also those that promote the furtherance of shareholder rights. In addition, we also generally recommend supporting proposals that promote director accountability and those that seek to improve compensation practices, especially those promoting a closer link between compensation and performance.

The following is a discussion of Glass Lewis’ approach to certain common shareholder resolutions. We note that the following is not an exhaustive list of all shareholder proposals.

COMPENSATION

Glass Lewis carefully reviews executive compensation since we believe that this is an important area in which the board’s priorities and effectiveness are revealed. Executives should be compensated with appropriate base salaries and incentivized with additional awards in cash and equity only when their performance and that of the company warrants such rewards. Compensation, especially when also in line with the compensation paid by the company’s peers, should lead to positive results for shareholders and ensure the use of appropriate incentives that drives those results over time.

However, as a general rule, Glass Lewis does not believe shareholders should be involved in the approval and negotiation of compensation packages. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of directors. Therefore, Glass Lewis closely scrutinizes shareholder proposals relating to compensation to determine if the requested action or disclosure has already accomplished or mandated and whether it allows sufficient, appropriate discretion to the board to design and implement reasonable compensation programs.

Disclosure of Individual Compensation

Glass Lewis believes that disclosure of information regarding compensation is critical to allowing shareholders to evaluate the extent to which a company’s pay is based on performance. However, we recognize that the SEC currently mandates significant executive compensation disclosure. In some cases, providing information beyond that which is required by the SEC, such as the details of individual employment agreements of employees below the senior level, could create internal personnel tension or put the company at a competitive disadvantage, prompting employee poaching by competitors. Further, it is difficult to see how this information would be beneficial to shareholders. Given these concerns, Glass Lewis typically does not believe that shareholders would benefit from additional disclosure of individual compensation packages beyond the significant level that is already required; we therefore typically recommend voting against shareholder proposals seeking such detailed disclosure. We will, however, review each proposal on a case by basis, taking into account the company’s history of aligning executive compensation and the creation of shareholder value.

Linking Pay with Performance

Glass Lewis views performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. In our view, an executive’s compensation should be specific to the company and its performance, as well as tied to the executive’s achievements within the company.

However, when firms have inadequately linked executive compensation and company performance we will consider recommending supporting reasonable proposals seeking that a percentage of equity awards be tied to performance criteria. We will also consider supporting appropriately crafted proposals requesting that the compensation committee include multiple performance metrics when setting executive compensation, provided that the terms of the shareholder proposal are not overly prescriptive. Though boards often argue that these types of restrictions unduly hinder their ability to attract talent we believe boards can develop an effective, consistent and reliable approach to remuneration utilizing a wide range (and an appropriate mix) of fixed and performance-based compensation.

Retirement Benefits & Severance

As a general rule, Glass Lewis believes that shareholders should not be involved in the approval of individual severance plans. Such matters should be left to the board’s compensation committee, which can be held accountable for its decisions through the election of its director members.

However, when proposals are crafted to only require approval if the benefit exceeds 2.99 times the amount of the executive’s base salary plus bonus, Glass Lewis typically supports such requests. Above this threshold, based on the executive’s average annual compensation for the most recent five years, the company can no longer deduct severance payments as an expense, and thus shareholders are deprived of a valuable benefit without an offsetting incentive to the executive. We believe that shareholders should be consulted before relinquishing such a right, and we believe implementing such policies would still leave companies with sufficient freedom to enter into appropriate severance arrangements.

Following the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), the SEC proposed rules that would require that public companies hold advisory shareholder votes on compensation arrangements and understandings in connection with merger transactions, also known as “golden parachute” transactions. Effective April 4, 2011, the SEC requires that companies seeking shareholder approval of a merger or acquisition transaction must also provide disclosure of certain “golden parachute” compensation arrangements and, in certain circumstances, conduct a separate shareholder advisory vote to approve golden parachute compensation arrangements.

Bonus Recoupments (“Clawbacks”)

We believe it is prudent for boards to adopt detailed and stringent policies whereby, in the event of a restatement of financial results, the board will review all performance related bonuses and awards made to senior executives during the period covered by a restatement and will, to the extent feasible, recoup such bonuses to the extent that performance goals were not achieved. While the Dodd-Frank Act mandates that all companies adopt clawback policies that will require companies to develop a policy to recover compensation paid to current and former executives erroneously paid during the three year prior to a restatement, the SEC has yet to finalize the relevant rules. As a result, we expect to see shareholder proposals regarding clawbacks in the upcoming proxy season.

When examining proposals requesting that companies adopt recoupment policies, Glass Lewis will first review any relevant policies currently in place. When the board has already committed to a proper course, and the current policy covers the major tenets of the proposal, we see no need for further action. Further, in some instances, shareholder proposals may call for board action that contravenes legal obligations under existing employment agreements. In other cases proposals may excessively limit the board’s ability to exercise judgment and reasonable discretion, which may or may not be warranted, depending on the specific situation of the company in question. We believe it is reasonable that a mandatory recoupment policy should only affect senior executives and those directly responsible for the company’s accounting errors.

We note that where a company is entering into a new executive employment contract that does not include a clawback provision and the company has had a material restatement in the recent past, Glass Lewis will recommend voting against the responsible members of the compensation committee. The compensation committee has an obligation to shareholders to include reasonable controls in executive contracts to prevent payments in the case of inappropriate behavior.

Golden Coffins

Glass Lewis does not believe that the payment of substantial, unearned posthumous compensation provides an effective incentive to executives or aligns the interests of executives with those of shareholders. Glass Lewis firmly believes that compensation paid to executives should be clearly linked to the creation of shareholder value. As such, Glass Lewis favors compensation plans centered on the payment of awards contingent upon the satisfaction of sufficiently stretching and appropriate performance metrics. The payment of posthumous unearned and unvested awards should be subject to shareholder approval, if not removed from compensation policies entirely. Shareholders should be skeptical regarding any positive benefit they derive from costly payments made to executives who are no longer in any position to affect company performance.

To that end, we will consider supporting a reasonably crafted shareholder proposal seeking to prohibit, or require shareholder approval of, the making or promising of any survivor benefit payments to senior executives’ estates or beneficiaries. We will not recommend supporting proposals that would, upon passage, violate existing contractual obligations or the terms of compensation plans currently in effect.

Retention of Shares until Retirement

We strongly support the linking of executive pay to the creation of long-term sustainable shareholder value and therefore believe shareholders should encourage executives to retain some level of shares acquired through equity compensation programs to provide continued alignment with shareholders. However, generally we do not believe that requiring senior executives to retain all or an unduly high percentage of shares acquired through equity compensation programs following the termination of their employment is the most effective or desirable way to accomplish this goal. Rather, we believe that restricting executives’ ability to exercise all or a supermajority of otherwise vested equity awards until they leave the company may hinder the ability of the compensation committee to both attract and retain executive talent. In our view, otherwise qualified and willing candidates could be dissuaded from accepting employment if he/she believes that his/her compensation could be dramatically affected by financial results unrelated to their own personal performance or tenure at the company. Alternatively, an overly strict policy could encourage existing employees to quit in order to realize the value locked in their incentive awards. As such, we will not typically recommend supporting proposals requiring the retention of significant amounts of equity compensation following termination of employment at target firms.

Tax Gross-Ups

Tax gross-ups can act as an anti-takeover measure, as larger payouts to executives result in larger gross-ups, which could artificially inflate the ultimate purchase price under a takeover or merger scenario. Additionally, gross-ups can result in opaque compensation packages where shareholders are unlikely to be aware of the total compensation an executive may receive. Further, we believe that in instances where companies have severance agreements in place for executives, payments made pursuant to such arrangements are often large enough to soften the blow of any additional excise taxes. Finally, such payments are not performance based, providing no incentive to recipients and, if large, can be a significant cost to companies.

Given the above, we will typically recommend supporting proposals requesting that a compensation committee adopt a policy that it will not make or promise to make to its senior executives any tax gross-up payments, except those applicable to management employees of the company generally, such as a relocation or expatriate tax equalization policy.

Linking Executive Pay to Environmental and Social Criteria

We recognize that a company’s involvement in environmentally sensitive and labor-intensive industries influences the degree to which a firm’s overall strategy must weigh environmental and social concerns. However, we also understand that the value generated by incentivizing executives to prioritize environmental and social issues is difficult to quantify and therefore measure, and necessarily varies among industries and companies.

When reviewing such proposals seeking to tie executive compensation to environmental or social practices, we will review the target firm’s compliance with (or contravention of) applicable laws and regulations, and examine any history of environmental and social related concerns including those resulting in material investigations, lawsuits, fines and settlements. We will also review the firm’s current compensation policies and practice. However, with respect to executive compensation, Glass Lewis generally believes that such policies should be left to the compensation committee.

GOVERNANCE

Declassification of the Board

Glass Lewis believes that classified boards (or “staggered boards”) do not serve the best interests of shareholders. Empirical studies have shown that: (i) companies with classified boards may show a reduction in firm value; (ii) in the context of hostile takeovers, classified boards operate as a takeover defense, which entrenches management, discourages potential acquirers and delivers less return to shareholders; and (iii) companies with classified boards are less likely to receive takeover bids than those with single class boards. Annual election of directors provides increased accountability and requires directors to focus on the interests of shareholders. When companies have classified boards shareholders are deprived of the right to voice annual opinions on the quality of oversight exercised by their representatives.

Given the above, Glass Lewis believes that classified boards are not in the best interests of shareholders and will continue to recommend shareholders support proposals seeking their repeal.

Right of Shareholders to Call a Special Meeting

Glass Lewis strongly believes that shareholders should have the ability to call meetings of shareholders between annual meetings to consider matters that require prompt attention. However, in order to prevent abuse and waste of corporate resources by a small minority of shareholders, we believe that shareholders representing at least a sizable minority of shares must support such a meeting prior to its calling. Should the threshold be set too low, companies might frequently be subjected to meetings whose effect could be the disruption of normal business operations in order to focus on the interests of only a small minority of owners. Typically we believe this threshold should not fall below 10-15% of shares, depending on company size.

In our case-by-case evaluations, we consider the following:

•	Company size

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals

•	Company performance and steps taken to improve bad performance (e.g., new executives/directors, spin-offs, etc.)

•	Existence of anti-takeover protections or other entrenchment devices

•	Opportunities for shareholder action (e.g., ability to act by written consent)

•	Existing ability for shareholders to call a special meeting

Right of Shareholders to Act by Written Consent

Glass Lewis strongly supports shareholders’ right to act by written consent. The right to act by written consent enables shareholders to take action on important issues that arise between annual meetings. However, we believe such rights should be limited to at least the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting.

In addition to evaluating the threshold for which written consent may be used (e.g. majority of votes cast or outstanding), we will consider the following when evaluating such shareholder proposals:

•	Company size

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.)

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals

•	Company performance and steps taken to improve bad performance (e.g., new executives/directors, spin offs, etc.)

•	Existence of anti-takeover protections or other entrenchment devices

•	Opportunities for shareholder action (e.g., ability and threshold to call a special meeting)

•	Existing ability for shareholders to act by written consent

Board Composition

Glass Lewis believes the selection and screening process for identifying suitably qualified candidates for a company’s board of directors is one which requires the judgment of many factors, including the balance of skills and talents, the breadth of experience and diversity of candidates and existing board members. Diversity of skills, abilities and points of view can foster the development of a more creative, effective and dynamic board. In general, however, we do not believe that it is in the best interests of shareholders for firms to be beholden to arbitrary rules regarding its board, or committee, composition. We believe such matters should be left to a board’s nominating committee, which is generally responsible for establishing and implementing policies regarding the composition of the board. Members of this committee may be held accountable through the director election process. However, we will consider supporting reasonable, well-crafted proposals to increase board diversity where there is evidence a board’s lack of diversity lead to a decline in shareholder value.

Reimbursement of Solicitation Expenses

Where a dissident shareholder is seeking reimbursement for expenses incurred in waging a contest or submitting a shareholder proposal and has received the support of a majority of shareholders, Glass Lewis generally will recommend in favor of reimbursing the dissident for reasonable expenses. In those rare cases where a shareholder has put his or her own time and money into organizing a successful campaign to unseat a poorly performing director (or directors) or sought support for a shareholder proposal, we feel that the shareholder should be entitled to reimbursement of expenses by other shareholders, via the company. We believe that, in such cases, shareholders express their agreement by virtue of their majority vote for the dissident (or the shareholder proposal) and will share in the expected improvement in company performance.

Majority Vote for the Election of Directors

If a majority vote standard were implemented, shareholders could collectively vote to reject a director they believe will not pursue their best interests. We think that this minimal amount of protection for shareholders is reasonable and will not upset the corporate structure nor reduce the willingness of qualified shareholder-focused directors to serve in the future.

We believe that a majority vote standard will likely lead to more attentive directors. Further, occasional use of this power will likely prevent the election of directors with a record of ignoring shareholder interests. Glass Lewis will generally support shareholder proposals calling for the election of directors by a majority vote, except for use in contested director elections.

Cumulative Vote for the Election of Directors

Glass Lewis believes that cumulative voting generally acts as a safeguard for shareholders by ensuring that those who hold a significant minority of shares can elect a candidate of their choosing to the board. This allows the creation of boards that are responsive to the interests of all shareholders rather than just a small group of large holders. However, when a company has both majority voting and cumulative voting in place, there is a higher likelihood of one or more directors not being elected as a result of not receiving a majority vote. This is because shareholders exercising the right to cumulate their votes could unintentionally cause the failed election of one or more directors for whom shareholders do not cumulate votes.

Given the above, where a company (i) has adopted a true majority vote standard; (ii) has simultaneously proposed a management-initiated true majority vote standard; or (iii) is simultaneously the target of a true majority vote standard shareholder proposal, Glass Lewis will recommend voting against cumulative voting proposals due to the potential incompatibility of the two election methods.

For companies that have not adopted a true majority voting standard but have adopted some form of majority voting, Glass Lewis will also generally recommend voting against cumulative voting proposals if the company has not adopted antitakeover protections and has been responsive to shareholders.

Supermajority Vote Requirements

We believe that a simple majority is appropriate to approve all matters presented to shareholders, and will recommend that shareholders vote accordingly. Glass Lewis believes that supermajority vote requirements impede shareholder action on ballot items critical to shareholder interests. In a takeover context supermajority vote requirements can strongly limit the voice of shareholders in making decisions on crucial matters such as selling the business. These limitations in turn may degrade share value and can reduce the possibility of buyout premiums for shareholders. Moreover, we believe that a supermajority vote requirement can enable a small group of shareholders to overrule the will of the majority of shareholders.

Independent Chairman

Glass Lewis views an independent chairman as better able to oversee the executives and set a pro-shareholder agenda in the absence of the conflicts that a CEO, executive insider, or close company affiliate may face. Separating the roles of CEO and chairman may lead to a more proactive and effective board of directors. The presence of an independent chairman fosters the creation of a thoughtful and dynamic board, not dominated by the views of senior management. We believe that the separation of these two key roles eliminates the conflict of interest that inevitably occurs when a CEO, or other executive, is responsible for self-oversight. As such, we will typically support reasonably crafted shareholder proposals seeking the installation of an independent chairman at a target company. However, we will not support proposals that include overly prescriptive definitions of “independent.”

Proxy Access

Shareholders have consistently sought mechanisms through which they could secure a meaningful voice in director elections in recent years. While many of these efforts have centered on regulatory changes at the SEC, the United States Congress and the Obama Administration have placed “Proxy Access” in the spotlight of the U.S. Government’s most recent corporate governance-related financial reforms. Regulations allowing or mandating the reimbursement of solicitation expenses for successful board candidates exist and further regulation is pending. A 2009 amendment to the Delaware Corporate Code allows companies to adopt bylaw provisions providing shareholders proxy access.

Further, in July 2010, President Obama signed into law the Dodd-Frank Wall Street Reform and Consumer Protection Act, (the “Dodd-Frank Act”). This Act provides the SEC with the authority to adopt rules permitting shareholders to use issuer proxy solicitation materials to nominate director candidates. The SEC received over 500 comments regarding proposed proxy access, some of which questioned the agency’s authority to adopt such a rule. Nonetheless, in August 2010, the SEC adopted final Rule 14a-11, which under certain circumstances, gives shareholders (and shareholder groups) who have collectively held at least 3% of the voting power of a company’s securities continuously for at least three years, the right to nominate up to 25% of a board’s directors and have such nominees included on a company’s ballot and described in its proxy statement. While final Rule 14a-11 was originally scheduled to take effect on November 15, 2010, on October 4, 2010, the SEC announced that it would delay the rule’s implementation following the filing of a lawsuit by the U.S. Chamber Of Commerce and the Business Roundtable. In July 2011, the United States Court of Appeals for the District of Columbia ruled against the SEC based on what it perceived to be the SEC’s failure to fully consider the costs and the benefits of the proxy access rules. On September 6, 2011, the SEC announced that it would not be seeking rehearing of the decision. However, while rule 14a-11 was vacated, the U.S. Court of Appeals issued a stay on the “private ordering” amendments to Rule 14a-8, meaning that companies are no longer able to exclude shareholder proposals requesting that they adopt procedures to allow for shareholder nominees to be included in proxy statements (“Statement by SEC Chairman Mary L. Schapiro on Proxy Access Ligation.” SEC Press Release. September 6, 2011).

Glass Lewis will consider supporting well-crafted and reasonable proposals requesting proxy access, as we believe that in some cases, adoption of this provision allows for improved shareholder rights and ensures that shareholders who maintain a long-term interest in the target company have an ability to nominate candidates for the board. Glass Lewis reviews proposals requesting proxy access on a case-by-case basis, and will consider the following in our analysis:

•	Company size;

•	The shareholder proponent and their reasoning for putting forth the proposal at the target company;

•	The percentage ownership requested and holding period requirement;

•	Shareholder base in both percentage of ownership and type of shareholder (e.g., hedge fund, activist investor, mutual fund, pension fund, etc.);

•	Responsiveness of board and management to shareholders evidenced by progressive shareholder rights policies (e.g., majority voting, declassifying boards, etc.) and reaction to shareholder proposals;

•	Company performance and steps taken to improve bad performance (e.g., new executives/directors, spin-offs, etc.);

•	Existence of anti-takeover protections or other entrenchment devices; and

•	Opportunities for shareholder action (e.g., ability to act by written consent or right to call a special meeting).

ENVIRONMENT

There are significant financial, legal and reputational risks to companies resulting from poor environmental practices or negligent oversight thereof. We believe part of the board’s role is to ensure that management conducts a complete risk analysis of company operations, including those that have environmental implications. Directors should monitor management’s performance in mitigating environmental risks attendant with operations in order to eliminate or minimize the risks to the company and shareholders.

When management and the board have displayed disregard for environmental risks, have engaged in egregious or illegal conduct, or have failed to adequately respond to current or imminent environmental risks that threaten shareholder value, we believe shareholders should hold directors accountable. When a substantial environmental risk has been ignored or inadequately addressed, we may recommend voting against responsible members of the governance committee, or members of a committee specifically charged with sustainability oversight.

With respect to environmental risk, Glass Lewis believes companies should actively consider their exposure to:

Direct environmental risk: Companies should evaluate financial exposure to direct environmental risks associated with their operations. Examples of direct environmental risks are those associated with spills, contamination, hazardous leakages, explosions, or reduced water or air quality, among others. Further, firms should consider their exposure to environmental risks emanating from systemic change over which they may have only limited control, such as insurance companies affected by increased storm severity and frequency resulting from climate change.

Risk due to legislation/regulation: Companies should evaluate their exposure to shifts or potential shifts in environmental regulation that affect current and planned operations. Regulation should be carefully monitored in all jurisdictions within which the company operates. We look closely at relevant and proposed legislation and evaluate whether the company has responded appropriately.

Legal and reputational risk: Failure to take action on important issues may carry the risk of damaging negative publicity and potentially costly litigation. While the effect of high-profile campaigns on shareholder value may not be directly measurable, in general we believe it is prudent for firms to evaluate social and environmental risk as a necessary part in assessing overall portfolio risk.

If there is a clear showing that a company has inadequately addressed these risks, Glass Lewis may consider supporting appropriately crafted shareholder proposals requesting increased disclosure, board attention or, in limited circumstances, specific actions. In general, however, we believe that boards and management are in the best position to address these important issues, and will only rarely recommend that shareholders supplant their judgment regarding operations.

Climate Change and Green House Gas Emission Disclosure

Glass Lewis will consider recommending a vote in favor of a reasonably crafted proposal to disclose a company’s climate change and/or greenhouse gas emission strategies when (i) a company has suffered financial impact from reputational damage, lawsuits and/or government investigations, (ii) there is a strong link between climate change and its resultant regulation and shareholder value at the firm, and/or (iii) the company has inadequately disclosed how it has addressed climate change risks. Further, we will typically recommend supporting proposals seeking disclosure of greenhouse gas emissions at companies operating in carbon- or energy- intensive industries, such basic materials, integrated oil and gas, iron and steel, transportation, utilities, and construction. We are not inclined, however, to support proposals seeking emissions reductions, or proposals seeking the implementation of prescriptive policies relating to climate change.

Sustainability and other Environmentally-Related Reports

When evaluating requests that a firm produce an environmentally-related report, such as a sustainability report or a report on coal combustion waste or hydraulic fracturing, we will consider, among other things:

•	The financial risk to the company from the firm’s environmental practices and/or regulation;

•	The relevant company’s current level of disclosure;

•	The level of sustainability information disclosed by the firm’s peers;

•	The industry in which the firm operates;

•	The level and type of sustainability concerns/controversies at the relevant firm, if any;

•	The time frame within which the relevant report is to be produced; and

•	The level of flexibility granted to the board in the implementation of the proposal.

In general, we believe that firms operating in extractive industries should produce reports regarding the risks presented by their environmental activities, and will consider recommending a vote for reasonably crafted proposals requesting that such a report be produced; however, as with all shareholder proposals, we will evaluate these report requests on a case by case basis.

Oil Sands

The procedure required to extract usable crude from oil sands emits significantly more greenhouse gases than do conventional extraction methods. In addition, development of the oil sands has a deleterious effect on the local environment, such as Canada’s boreal forests which sequester significant levels of carbon. We believe firms should strongly consider and evaluate exposure to financial, legal and reputational risks associated with investment in oil sands.

We believe firms should adequately disclose their involvement in the oil sands, including a discussion of exposure to sensitive political and environmental areas. Firms should broadly outline the scope of oil sands operations, describe the commercial methods for producing oil, and discuss the management of greenhouse gas emissions. However, we believe that detailed disclosure of investment assumptions could unintentionally reveal sensitive information regarding operations and business strategy, which would not serve shareholders’ interest. We will review all proposals seeking increased disclosure of oil sands operations in the above context, but will typically not support proposals seeking cessation or curtailment of operations.

Sustainable Forestry

Sustainable forestry provides for the long-term sustainable management and use of trees and other non-timber forest products. Retaining the economic viability of forests is one of the tenets of sustainable forestry, along with encouraging more responsible corporate use of forests. Sustainable land use and the effective management of land are viewed by some shareholders as important in light of the impact of climate change. Forestry certification has emerged as a way that corporations can address prudent forest management. There are currently several primary certification schemes such as the Sustainable Forestry Initiative (“SFI”) and the Forest Stewardship Council (“FSC”).

There are nine main principles that comprise the SFI: (i) sustainable forestry; (ii) responsible practices; (iii) reforestation and productive capacity; (iv) forest health and productivity; (v) long-term forest and soil productivity; (vi) protection of water resources; (vii) protection of special sites and biodiversity; (viii) legal compliance; and (ix) continual improvement.

The FSC adheres to ten basic principles: (i) compliance with laws and FSC principles; (ii) tenure and use rights and responsibilities; (iii) indigenous peoples’ rights; (iv) community relations and workers’ rights; (v) benefits from the forest; (vi) environmental impact; (vii) management plan; (viii) monitoring and assessment; (ix) maintenance of high conservation value forests; and (x) plantations.

Shareholder proposals regarding sustainable forestry have typically requested that the firm comply with the above SFI or FSC principles as well as to assess the feasibility of phasing out the use of uncertified fiber and increasing the use of certified fiber. We will evaluate target firms’ current mix of certified and uncertified paper and the firms’ general approach to sustainable forestry practices, both absolutely and relative to its peers but will only support proposals of this nature when we believe that the proponent has clearly demonstrated that the implementation of this proposal is clearly linked to an increase in shareholder value.

SOCIAL ISSUES

Non-Discrimination Policies

Companies with records of poor labor relations may face lawsuits, efficiency-draining turnover, poor employee performance, and/or distracting, costly investigations. Moreover, as an increasing number of companies adopt inclusive EEO policies, companies without comprehensive policies may face damaging recruitment, reputational and legal risks. We believe that a pattern of making financial settlements as a result of lawsuits based on discrimination could indicate investor exposure to ongoing financial risk. Where there is clear evidence of employment practices resulting in negative economic exposure, Glass Lewis may support shareholder proposals addressing such risks.

MacBride Principles

To promote peace, justice and equality regarding employment in Northern Ireland, Dr. Sean MacBride, founder of Amnesty International and Nobel Peace laureate, proposed the following equal opportunity employment principles:

1. Increasing the representation of individuals from underrepresented religious groups in the workforce including managerial, supervisory, administrative, clerical and technical jobs;

2. Adequate security for the protection of minority employees both at the workplace and while traveling to and from work;

3. The banning of provocative religious or political emblems from the workplace;

4. All job openings should be publicly advertised and special recruitment efforts should be made to attract applicants from underrepresented religious groups;

5. Layoff, recall, and termination procedures should not, in practice, favor particular religious groupings;

6. The abolition of job reservations, apprenticeship restrictions, and differential employment criteria, which discriminate on the basis of religion or ethnic origin;

7. The development of training programs that will prepare substantial numbers of current minority employees for skilled jobs, including the expansion of existing programs and the creation of new programs to train, upgrade, and improve the skills of minority employees;

8. The establishment of procedures to assess, identify and actively recruit minority employees with potential for further advancement; and

9. The appointment of senior management staff member to oversee the company’s affirmative action efforts and setting up of timetables to carry out affirmative action principles.

Proposals requesting the implementation of the above principles are typically proposed at firms that operate, or maintain subsidiaries that operate, in Northern Ireland. In each case, we will examine the company’s current equal employment opportunity policy and the extent to which the company has been subject to protests, fines, or litigation regarding discrimination in the workplace, if any. Further, we will examine any evidence of the firm’s specific record of labor concerns in Northern Ireland.

Human Rights

Glass Lewis believes explicit policies set out by companies’ boards of directors on human rights provides shareholders with the means to evaluate whether the company has taken steps to mitigate risks from its human rights practices. As such, we believe that it is prudent for firms to actively evaluate risks to shareholder value stemming from global activities and human rights practices along entire supply chains. Findings and investigations of human rights abuses can inflict, at a minimum, reputational damage on targeted companies and have the potential to dramatically reduce shareholder value. This is particularly true for companies operating in emerging market countries in extractive industries and in politically unstable regions. As such, while we typically rely on the expertise of the board on these important policy issues, we recognize that, in some instances, shareholders could benefit from increased reporting or further codification of human rights policies.

Military and US Government Business Policies

Glass Lewis believes that disclosure to shareholders of information on key company endeavors is important. However, we generally do not support resolutions that call for shareholder approval of policy statements for or against government programs, most of which are subject to thorough review by the federal government and elected officials at the national level. We also do not support proposals favoring disclosure of information where similar disclosure is already mandated by law, unless circumstances exist that warrant the additional disclosure.

Foreign Government Business Policies

Where a corporation operates in a foreign country, Glass Lewis believes that the company and board should maintain sufficient controls to prevent illegal or egregious conduct with the potential to decrease shareholder value, examples of which include bribery, money laundering, severe environmental violations or proven human rights violations. We believe that shareholders should hold board members, and in particular members of the audit committee and CEO, accountable for these issues when they face reelection, as these concerns may subject the company to financial risk. In some instances, we will support appropriately crafted shareholder proposals specifically addressing concerns with the target firm’s actions outside its home jurisdiction.

Health Care Reform Principles

Health care reform in the United States has long been a contentious political issue and Glass Lewis therefore believes firms must evaluate and mitigate the level of risk to which they may be exposed regarding potential changes in health care legislation. Over the last several years, Glass Lewis has reviewed multiple shareholder proposals requesting that boards adopt principles for comprehensive health reform, such as the following based upon principles reported by the Institute of Medicine:

•	Health care coverage should be universal;

•	Health care coverage should be continuous;

•	Health care coverage should be affordable to individuals and families;

•	The health insurance strategy should be affordable and sustainable for society; and

•	Health insurance should enhance health and well-being by promoting access to high-quality care that is effective, efficient, safe, timely, patient-centered and equitable.

In general, Glass Lewis believes that individual corporate board rooms are not the appropriate forum in which to address evolving and contentious national policy issues. The adoption of a narrow set of principles could limit the board’s ability to comply with new regulation or to appropriately and flexibly respond to health care issues as they arise. As such, barring a compelling reason to the contrary, we typically do not support the implementation of national health care reform principles at the company level.

Tobacco

Glass Lewis recognizes the contentious nature of the production, procurement, marketing and selling of tobacco products. We also recognize that tobacco companies are particularly susceptible to reputational and regulatory risk due to the nature of its operations. As such, we will consider supporting uniquely tailored and appropriately crafted shareholder proposals requesting increased information or the implementation of suitably broad policies at target firms on a case-by-case basis. However, we typically do not support proposals requesting that firms shift away from, or significantly alter, the legal production or marketing of core products.

Reporting Contributions and Political Spending

While corporate contributions to national political parties and committees controlled by federal officeholders are prohibited under federal law, corporations can legally donate to state and local candidates, organizations registered under 26 USC Sec. 527 of the Internal Revenue Code and state-level political committees. There is, however, no standardized manner in which companies must disclose this information. As such, shareholders often must search through numerous campaign finance reports and detailed tax documents to ascertain even limited information. Corporations also frequently use trade associations, which are not required to report funds they receive for or spend on political activity, as a means for corporate political action.

Further, in 2010 the Citizens United v. Federal Election Commission decision by the Supreme Court affirmed that corporations are entitled to the same free speech laws as individuals and that it is legal for a corporation to donate to political causes without monetary limit. While the decision did not remove bans on direct contributions to candidates, companies are now able to contribute indirectly, and substantially, to candidates through political organizations. Therefore, it appears companies will enjoy greater latitude in their political actions by this recent decision.

When evaluating whether a requested report would benefit shareholders, Glass Lewis seeks answers to the following three key questions:

•	Is the Company’s disclosure comprehensive and readily accessible?

•	How does the Company’s political expenditure policy and disclosure compare to its peers?

•	What is the Company’s current level of oversight?

Glass Lewis will consider supporting a proposal seeking increased disclosure of corporate political expenditure and contributions if the firm’s current disclosure is insufficient, or if the firm’s disclosure is significantly lacking compared to its peers. Further, we will typically recommend voting for proposals requesting reports on lobbying or political contributions and expenditures when there is no explicit board oversight or there is evidence of inadequate board oversight. Given that political donations are strategic decisions intended to increase shareholder value and have the potential to negatively affect the company, we believe the board should either implement processes and procedures to ensure the proper use of the funds or closely evaluate the process and procedures used by management. We will also consider supporting such proposals when there is verification, or credible allegations, that the company is mismanaging corporate funds through political donations. If Glass Lewis discovers particularly egregious actions by the company, we will consider recommending voting against the governance committee members or other responsible directors.

Animal Welfare

Glass Lewis believes that it is prudent for management to assess potential exposure to regulatory, legal and reputational risks associated with all business practices, including those related to animal welfare. A high-profile campaign launched against a company could result in shareholder action, a reduced customer base, protests and potentially costly litigation. However, in general, we believe that the board and management are in the best position to determine policies relating to the care and use of animals. As such, we will typically vote against proposals seeking to eliminate or limit board discretion regarding animal welfare unless there is a clear and documented link between the board’s policies and the degradation of shareholder value.

Internet Censorship

Legal and ethical questions regarding the use and management of the Internet and the worldwide web have been present since access was first made available to the public almost twenty years ago. Prominent among these debates are the issues of privacy, censorship, freedom of expression and freedom of access. Glass Lewis believes that it is prudent for management to assess its potential exposure to risks relating to the internet management and censorship policies. As has been seen at other firms, perceived violation of user privacy or censorship of Internet access can lead to high-profile campaigns that could potentially result in decreased customer bases or potentially costly litigation. In general, however, we believe that management and boards are best equipped to deal with the evolving nature of this issue in various jurisdictions of operation.

INTERNATIONAL

PROXY PAPER POLICY GUIDELINES

AN OVERVIEW OF THE GLASS LEWIS APPROACH TO

INTERNATIONAL PROXY ADVICE FOR 2012

Please note: Glass Lewis creates separate proxy voting policies designed specifically for each individual country. The following is a distillation of the various country-specific policies.

I. ELECTION OF DIRECTORS

Board of Directors

Boards are put in place to represent shareholders and protect their interests. Glass Lewis seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically include some independent directors (the percentage will vary by local market practice and regulations), boast a record of positive performance, have directors with diverse backgrounds, and appoint directors with a breadth and depth of experience.

Board Composition

When companies disclose sufficient relevant information, we look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member. Where the company does not disclose the names and backgrounds of director nominees with sufficient time in advance of the shareholder meeting to evaluate their independence and performance, we will consider recommending abstaining on the directors’ election.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three-five years prior to the inquiry are usually considered to be “current” for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 10-20% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors for the following reasons:

•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:

•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards.

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.

Slate Elections

In some countries, companies elect their board members as a slate, whereby shareholders are unable to vote on the election of each individual director, but rather are limited to voting for or against the board as a whole. If significant issues exist concerning one or more of the nominees or in markets where directors are generally elected individually, we will recommend voting against the entire slate of directors.

Board Committee Composition

We believe that independent directors should serve on a company’s audit, compensation, nominating and governance committees. We will support boards with such a structure and encourage change where this is not the case.

Review of Risk Management Controls

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

Classified Boards

Glass Lewis favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

II. FINANCIAL REPORTING

Accounts and Reports

Many countries require companies to submit the annual financial statements, director reports and independent auditors’ reports to shareholders at a general meeting. Shareholder approval of such a proposal does not discharge the board or management. We will usually recommend voting in favor of these proposals except when there are concerns about the integrity of the statements/reports. However, should the audited financial statements, auditor’s report and/or annual report not be published at the writing of our report, we will recommend that shareholders abstain from voting on this proposal.

Income Allocation (Distribution of Dividend)

In many countries, companies must submit the allocation of income for shareholder approval. We will generally recommend voting for such a proposal. However, we will give particular scrutiny to cases where the company’s dividend payout ratio is exceptionally low or excessively high relative to its peers and the company has not provided a satisfactory explanation.

Appointment of Auditors and Authority to Set Fees

We believe that role of the auditor is crucial in protecting shareholder value. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

We generally support management’s recommendation regarding the selection of an auditor and support granting the board the authority to fix auditor fees except in cases where we believe the independence of an incumbent auditor or the integrity of the audit has been compromised.

However, we recommend voting against ratification of the auditor and/or authorizing the board to set auditor fees for the following reasons:

•	When audit fees added to audit-related fees total less than one-half of total fees.

•

When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

•

When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

III. COMPENSATION

Compensation Report/Compensation Policy

We closely review companies’ remuneration practices and disclosure as outlined in company filings to evaluate management-submitted advisory compensation report and policy vote proposals. In evaluating these proposals, which can be binding or non-binding depending on the country, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of remuneration in comparison to company performance and that of its peers.

We will usually recommend voting against approval of the compensation report or policy when the following occur:

•	Gross disconnect between pay and performance;

•	Performance goals and metrics are inappropriate or insufficiently challenging;

•

Lack of disclosure regarding performance metrics and goals as well as the extent to which the performance metrics, targets and goals are implemented to enhance company performance and encourage prudent risk-taking;

•	Excessive discretion afforded to or exercised by management or the compensation committee to deviate from defined performance metrics and goals in making awards;

•	Ex gratia or other non-contractual payments have been made and the reasons for making the payments have not been fully explained or the explanation is unconvincing;

•	Guaranteed bonuses are established;

•	There is no clawback policy; or

•	Egregious or excessive bonuses, equity awards or severance payments.

Long Term Incentive Plans

Glass Lewis recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an employee’s pay to a company’s performance, thereby aligning their interests with those of shareholders. Tying a portion of an employee’s compensation to the performance of the Company provides an incentive to maximize share value. In addition, equity-based compensation is an effective way to attract, retain and motivate key employees.

In order to allow for meaningful shareholder review, we believe that incentive programs should generally include: (i) specific and appropriate performance goals; (ii) a maximum award pool; and (iii) a maximum award amount per employee. In addition, the payments made should be reasonable relative to the performance of the business and total compensation to those covered by the plan should be in line with compensation paid by the Company’s peers.

Performance-Based Equity Compensation

Glass Lewis believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. While we do not believe that equity-based compensation plans for all employees need to be based on overall company performance, we do support such limitations for grants to senior executives (although even some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment).

Boards often argue that such a proposal would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would still attract executives who believe in their ability to guide the company to achieve its targets. We generally recommend that shareholders vote in favor of performance-based option requirements.

There should be no retesting of performance conditions for all share- and option- based incentive schemes. We will generally recommend that shareholders vote against performance-based equity compensation plans that allow for re-testing.

Director Compensation

Glass Lewis believes that non-employee directors should receive appropriate types and levels of compensation for the time and effort they spend serving on the board and its committees. Director fees should be reasonable in order to retain and attract qualified individuals. In particular, we support compensation plans that include non performance-based equity awards, which help to align the interests of outside directors with those of shareholders.

Glass Lewis compares the costs of these plans to the plans of peer companies with similar market capitalizations in the same country to help inform its judgment on this issue.

Retirement Benefits for Directors

We will typically recommend voting against proposals to grant retirement benefits to non-executive directors. Such extended payments can impair the objectivity and independence of these board members. Directors should receive adequate compensation for their board service through initial and annual fees.

Limits on Executive Compensation

As a general rule, Glass Lewis believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, we believe that companies whose pay-for-performance is in line with their peers should be granted the flexibility to compensate their executives in a manner that drives growth and profit.

However, Glass Lewis favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a chief executive’s pay is capped at a low level rather than flexibly tied to the performance of the company.

IV. GOVERNANCE STRUCTURE

Amendments to the Articles of Association

We will evaluate proposed amendments to a company’s articles of association on a case-by-case basis. We are opposed to the practice of bundling several amendments under a single proposal because it prevents shareholders from evaluating each amendment on its own merits. In such cases, we will analyze each change individually and will recommend voting for the proposal only when we believe that the amendments on balance are in the best interests of shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

Glass Lewis believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.

Supermajority Vote Requirements

Glass Lewis favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

Increase in Authorized Shares

Glass Lewis believes that having adequate capital stock available for issuance is important to the operation of a company. We will generally support proposals when a company could reasonably use the requested shares for financing, stock splits and stock dividends. While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of large pools of unallocated shares available for any purpose.

In general, we will support proposals to increase authorized shares up to 100% of the number of shares currently authorized unless, after the increase the company would be left with less than 30% of its authorized shares outstanding.

Issuance of Shares

Issuing additional shares can dilute existing holders in some circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares requested are excessive, we typically recommend against the issuance. In the case of a private placement, we will also consider whether the company is offering a discount to its share price.

In general, we will support proposals to issue shares (with pre-emption rights) when the requested increase is the lesser of (i) the unissued ordinary share capital; or (ii) a sum equal to one-third of the issued ordinary share capital. This authority should not exceed five years. In some countries, if the proposal contains a figure greater than one-third, the company should explain the nature of the additional amounts.

We will also generally support proposals to suspend pre-emption rights for a maximum of 5-20% of the issued ordinary share capital of the company, depending on the country in which the company is located. This authority should not exceed five years, or less for some countries.

Repurchase of Shares

We will recommend voting in favor of a proposal to repurchase shares when the plan includes the following provisions: (i) a maximum number of shares which may be purchased (typically not more than 15% of the issued share capital); and (ii) a maximum price which may be paid for each share (as a percentage of the market price).

V. ENVIRONMENTAL AND SOCIAL RISK

We believe companies should actively evaluate risks to long-term shareholder value stemming from exposure to environmental and social risks and should incorporate this information into their overall business risk profile. In addition, we believe companies should consider their exposure to changes in environmental or social regulation with respect to their operations as well as related legal and reputational risks. Companies should disclose to shareholders both the nature and magnitude of such risks as well as steps they have taken or will take to mitigate those risks.

When we identify situations where shareholder value is at risk, we may recommend voting in favor of a reasonable and well-targeted shareholder proposal if we believe supporting the proposal will promote disclosure of and/or mitigate significant risk exposure. In limited cases where a company has failed to adequately mitigate risks stemming from environmental or social practices, we will recommend shareholders vote against: (i) ratification of board and/or management acts; (ii) approving a company’s accounts and reports and/or; (iii) directors (in egregious cases).

Wellington Management Company, LLP

  Wellington Management

  Global Proxy Policy and Procedures

Introduction

Wellington Management has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best economic interests of clients for whom it exercises proxy-voting discretion.

Wellington Management’s Proxy Voting Guidelines (the “Guidelines”) set forth broad guidelines and positions on common proxy issues that Wellington Management uses in voting on proxies. In addition, Wellington Management also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington Management to enter a vote that differs from the Guidelines.

Statement of Policy	Wellington Management:

1)
Votes client proxies for which clients have affirmatively delegated proxy-voting authority, in writing, unless it determines that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)
Votes all proxies in the best interests of the client for whom it is voting, i.e., to maximize economic value.

3)
Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

Responsibility and Oversight	Investor and Counterparty Services (“ICS”) monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Corporate Governance Committee to develop practices that implement those requirements. Day-to-day administration of the proxy voting process is the responsibility of ICS, which also acts as a resource for portfolio managers and research analysts on proxy matters, as needed. The Corporate Governance Committee is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines and for providing advice and guidance on specific proxy votes for individual issuers.

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  Wellington Management

  Global Proxy Policy and Procedures

Procedures	Use of Third-Party Voting Agent
Wellington Management uses the services of a third-party voting agent to manage the administrative aspects of proxy voting. The voting agent processes proxies for client accounts, casts votes based on the Guidelines and maintains records of proxies voted.

Receipt of Proxy

If a client requests that Wellington Management votes proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management or its voting agent.

Reconciliation

Each public security proxy received by electronic means is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due. Although proxies received for private securities, as well as those received in non-electronic format, are voted as received, Wellington Management is not able to reconcile these proxies to holdings, nor does it notify custodians of non-receipt.

Research

In addition to proprietary investment research undertaken by Wellington Management investment professionals, ICS conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance and of current practices of specific companies.

Proxy Voting
Following the reconciliation process, each proxy is compared against the Guidelines, and handled as follows:

• Generally, issues for which explicit proxy voting guidance is provided in the Guidelines (i.e., “For”, “Against”, “Abstain”) are reviewed by ICS and voted in accordance with the Guidelines.

•   Issues identified as “case-by-case” in the Guidelines are further reviewed by ICS. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

•   Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients’ proxies.

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  Wellington Management

  Global Proxy Policy and Procedures

Wellington Management reviews regularly the voting record to ensure that proxies are voted in accordance with these Global Proxy Policy and Procedures and the Guidelines; and ensures that documentation and reports, for clients and for internal purposes, relating to the voting of proxies are promptly and properly prepared and disseminated.

Material Conflict of Interest Identification and Resolution Processes

Wellington Management’s broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships, and publishes those standards to individuals involved in the proxy voting process. In addition, the Corporate Governance Committee encourages all personnel to contact ICS about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Corporate Governance Committee to determine if there is a conflict and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by designated members of the Corporate Governance Committee, who will resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Corporate Governance Committee should convene.

Other Considerations	In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending
In general, Wellington Management does not know when securities have been lent out pursuant to a client’s securities lending program and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

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  Wellington Management

  Global Proxy Policy and Procedures

Share Blocking and Re-registration
Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs
Wellington Management may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote, when the proxy materials are not delivered in a timely fashion or when, in Wellington Management’s judgment, the costs exceed the expected benefits to clients (such as when powers of attorney or consularization are required).

Additional Information

Wellington Management maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws.

Wellington Management provides clients with a copy of its Global Proxy Policy and Procedures, including the Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Dated: 1 January 2015

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Upon a client’s written request, Wellington Management Company llp (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues, and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a shareholder proposal.

  Wellington Management Global Proxy Voting Guidelines

Voting guidelines	Composition and role of the board of directors

	• Elect directors	Case by case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

	• Classify board of directors	Against
We will also vote in favor of shareholder proposals seeking to declassify boards.

	• Adopt director tenure/retirement age (SP)	Against

	• Adopt director and officer indemnification	For
We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

	• Allow special interest representation to board (SP)	Against

	• Require board independence	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be composed of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

	• Require key board committees to be independent	For
Key board committees are the nominating, audit, and compensation committees. Exceptions will be made, as above, with respect to local market conventions.

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  Wellington Management Global Proxy Voting Guidelines

• Require a separation of chair and CEO or require a lead director (SP)	Case by case
We will generally support management proposals to separate the chair and CEO or establish a lead director.

• Approve directors’ fees	For

• Approve bonuses for retiring directors	Case by case

• Elect supervisory board/corporate assembly	For

• Elect/establish board committee	For

• Adopt shareholder access/majority vote on election of directors (SP)	Case by case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management compensation

• Adopt/amend stock option plans	Case by case

• Adopt/amend employee stock purchase plans	For

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  Wellington Management Global Proxy Voting Guidelines

• Approve/amend bonus plans	Case by case

In the US, bonus plans are customarily presented for shareholder approval pursuant to section 162(m) of the omnibus budget reconciliation act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162(m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

• Approve remuneration policy	Case by case

• Approve compensation packages for named executive officers	Case by case

• Determine whether the compensation vote will occur every one, two, or three years	One year

• Exchange underwater options	Case by case
We may support value-neutral exchanges in which senior management is ineligible to participate.

• Eliminate or limit severance agreements (golden parachutes)	Case by case
We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

• Approve golden parachute arrangements in connection with certain corporate transactions	Case by case

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  Wellington Management Global Proxy Voting Guidelines

• Shareholder approval of future severance agreements covering senior executives (SP)	Case by case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

• Expense future stock options (SP)	For

• Shareholder approval of all stock option plans (SP)	For

• Disclose all executive compensation (SP)	For

Reporting of results

• Approve financial statements	For

• Set dividends and allocate profits	For

• Limit non-audit services provided by auditors (SP)	Case by case
We follow the guidelines established by the public company accounting oversight board regarding permissible levels of non-audit fees payable to auditors.

• Ratify selection of auditors and set their fees	Case by case
We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

• Elect statutory auditors	Case by case

• Shareholder approval of auditors (SP)	For

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  Wellington Management Global Proxy Voting Guidelines

Shareholder voting rights

• Adopt cumulative voting (SP)	Against
We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder) or at companies with two-tiered voting rights.

• Shareholder rights plans	Case by case

Also known as poison pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

– We generally support plans that include:
– Shareholder approval requirement
– Sunset provision
– Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote)

Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

• Authorize blank check preferred stock	Case by case
We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

• Eliminate right to call a special meeting	Against

• Establish right to call a special meeting or lower ownership threshold to call a special meeting (SP)	Case by case

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  Wellington Management Global Proxy Voting Guidelines

• Increase supermajority vote requirement	Against
We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

• Adopt anti-greenmail provision	For

• Adopt confidential voting (SP)	Case by case
We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

• Remove right to act by written consent	Against

Capital structure

• Increase authorized common stock	Case by case
We generally support requests for increases up to 100% of the shares currently authorized.
Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

• Approve merger or acquisition	Case by case

• Approve technical amendments to charter	Case by case

• Opt out of state takeover statutes	For

• Authorize share repurchase	For

• Authorize trade in company stock	For

• Approve stock splits	Case by case
We approve stock splits and reverse stock splits that preserve the level of authorized but unissued shares.

• Approve recapitalization/restructuring	Case by case

• Issue stock with or without preemptive rights	Case by case

7

  Wellington Management Global Proxy Voting Guidelines

• Issue debt instruments	Case by case

Environmental and social issues	Case by case
We expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis.

• Disclose political and PAC gifts (SP)	Case by case

• Report on sustainability (SP)	Case by case

Miscellaneous

• Approve other business	Against

• Approve reincorporation	Case by case

• Approve third-party transactions	Case by case

8 March 2012

8

Wells Capital Management Incorporated

Wells Capital Management Policies and Procedures

I.	Introduction:

As a fiduciary, Wells Capital Management (“WellsCap”) is obligated to vote proxies in the best interests of its clients. WellsCap has developed a structure that is designed to ensure that proxy voting is conducted in an appropriate manner, consistent with the clients’ best interest and within the framework of this Proxy Voting Policy and Procedures (“Policy”). WellsCap has adopted this Policy in order to satisfy its fiduciary obligation. It is intended that this Policy also satisfies the requirements of Rule 206(4)-6 under the Investment Advisers Act of 940, as amended (the “Advisers’ Act”).

WellsCap manages assets for a variety of clients: Taft-Hartley plans, governmental plans, foundations and endowments, corporations, and investment companies and other collective investment vehicles. Unless the client specifically reserves the right to vote their own proxies, WellsCap will vote proxies with a goal of maximizing shareholder value as a long-term investor and consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.

II.	Voting

Philosophy:

When WellsCap accepts delegation from its clients to vote proxies, it does not delegate that authority to any other person or entity, but retains complete authority for voting all proxies on behalf of its clients. Not all clients delegate proxy-voting authority to WellsCap, however, and WellsCap will not vote proxies, or provide advice to clients on how to vote proxies in the absence of specific delegation of authority, a pre-existing contractual agreement, or an obligation under the applicable law. For example, securities that are held in an investment advisory account for which WellsCap exercises no investment discretion are not voted by WellsCap. Also, WellsCap may not exercise discretion over shares that the client has committed to a stock loan program, which passes voting rights to the party with possession of the shares. From time to time, WellsCap may participate with a dissident group to vote proxies. In such case, WellsCap’s appointment of an agent for limited purposes will not be deemed a delegation of authority under this Policy. WellsCap relies on a third party to provide research, administration, and executing votes based on their published guidelines. Notwithstanding, WellsCap retains final authority and fiduciary responsibility for proxy voting.

Responsibilities

1.	Proxy Administrator

WellsCap’s proxy voting process is administered by its Operations Department (“Proxy Administrator”), who reports to WellsCap’s Chief Operations Officer. The Proxy Administrator is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors third party voting of proxies to ensure it is being done in a timely and responsible manner. The Proxy Administrator in conjunction with the Proxy Committee reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

2.	The Proxy Committee: The Proxy Committee is chaired by the Head of Equity Investments. The Committee members are selected from portfolio management groups and include investment risk personnel. Members of the Committee are subject to change upon approval from the Committee Chair.

3.	WellsCap Legal/Compliance Department provides oversight and guidance to the Committee as necessary.

4.	Third Parties

To assist in its proxy-voting responsibilities, WellsCap subscribes to research and other proxy-administration services. Currently, WellsCap has contracted with Institutional Shareholder Services (ISS) a provider of proxy-voting services, to provide the following services to WellsCap:

•	Independently analyze and make recommendations for proxy proposals in accordance with the relevant voting platform;
•	Receive all proxy information sent by custodians that hold securities of WellsCap’s Proxy Clients;
•	Posts proxy information on its password-protected website, including meeting dates, agendas, and ISS’s analysis;
•	Provides WellsCap with vote administration and execution, recordkeeping (proxy statements and votes), and reporting support services; and
•	Annual analysis and rationale for guideline amendments.

C.	Methodology

Except in instances where clients have retained voting authority, WellsCap will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS. The Proxy Administrator reviews this information regularly and communicates with representatives of ISS to ensure that all agendas are considered and proxies are voted on a timely basis.

1.	Voting Guidelines. WellsCap, through its agent (ISS), votes proxies on different platforms subject to the client’s expressed goals. The two key platforms are: (i) the ISS’s Proxy Voting Guidelines, and (ii) ISS’S Taft Hartley Advisory Services platform, which researches recommendations made by the AFL-CIO. These Guidelines set forth how proxies will be voted on the issues specified. Depending upon the proposal and the platform, the guidelines may provide that proxies be voted “for” or “against” the proposal, or that the proposal should be considered on a case-by-case basis. The guideline may also be silent on a particular proposal, especially regarding foreign securities. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines relative to the platform. In addition, for proxies relating to issues not addressed in the guidelines, ISS will refer the vote to WellsCap. Finally, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security, if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted. Where a potential conflict of interest is identified (as described herein), WellsCap may not deviate from the Procedures unless it has a documented compelling purpose to do so.

2.	Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the selected guideline. In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS, Portfolio Management or other independent sources; or (ii) information provided by company managements and shareholder groups. WellsCap believes that input from a portfolio manager or research analyst with knowledge of the issuer and its securities (collectively “Portfolio Manager”) is essential. Portfolio Management is, in WellsCap’s view, best able to evaluate the impact that the outcome on a particular proposal will have on the value of the issues shares. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/WellsCap or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will, absent compelling circumstances, return the proxy to ISS to be voted in conformance with the voting guidelines of ISS.

Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

3.	Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

4.	Share Blocking. Proxy voting in certain countries requires ‘share blocking’. Shareholders wishing to vote their proxies must deposit their shares with a designated depositary before the date of the meeting. Consequently, the shares may not be sold in the period preceding the proxy vote. Absent compelling reasons, WellsCap believes that the benefit derived from voting these shares is outweighed by the burden of limited trading. Therefore, if share blocking is required in certain markets, WellsCap will not participate and refrain from voting proxies for those clients impacted by share blocking.

5.	Conflicts of Interest. WellsCap has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to WellsCap as a result of business conducted by ISS. WellsCap believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices. In addition, Wells Fargo and/or WellsCap may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or WellsCap or its affiliates have other relationships with the issuer of the proxy. WellsCap believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by WellsCap, the Proxy Administrator shall defer to ISS to vote in conformance with the voting guidelines of ISS. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and WellsCap or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

6.	Regulatory Conflicts/Restrictions. When the Proxy Administrator is aware of regulatory conflicts or restrictions, the Proxy Administrator shall defer to ISS to vote in conformance with ISS’s voting guidelines to avoid any regulatory violations.

III.	Other Provisions

Guideline Review

The Proxy Committee meets at least annually to review this Policy and consider changes to it. Meetings may be convened more frequently (for example, to discuss a specific proxy agenda or proposal) as requested by the Manager of Proxy Administration, any member of the Proxy Committee, or WellsCap’s Chief Compliance Officer. A representative of WellsCap’s Compliance Department will be present (on a best efforts basis) at all Proxy Committee meetings, but will not vote on the proxies.

Record Retention

WellsCap will maintain the following records relating to the implementation of the Procedures:

•	A copy of these proxy voting polices and procedures;
•	Proxy statements received for client securities (which will be satisfied by relying on ISS);
•	Records of votes cast on behalf of clients (which ISS maintains on behalf of WellsCap);
•	Records of each written client request for proxy voting records and WellsCap’s written response to any client request (written or oral) for such records; and
•	Any documents prepared by WellsCap or ISS that were material to making a proxy voting decision.

Such proxy voting books and records shall be maintained at an office of WellsCap in an easily accessible place for a period of five years.

Disclosure of Policies and Procedures

Except as otherwise required by law, WellsCap has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

Western Asset Management Company

PROXY VOTING

BACKGROUND

An investment adviser is required to adopt and implement policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). The authority to vote the proxies of our clients is established through investment management agreements or comparable documents. In addition to SEC requirements governing advisers, long-standing fiduciary standards and responsibilities have been established for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the investment manager.

POLICY

As a fixed income only manager, the occasion to vote proxies is very rare. However, the Firm has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent the Firm deems appropriate).

In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset affiliated companies) regarding the voting of any securities owned by its clients.

PROCEDURE

Responsibility and Oversight

The Western Asset Legal and Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

Client Authority

The Investment Management Agreement for each client is reviewed at account start-up for proxy voting instructions. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Legal and Compliance Department maintains a matrix of proxy voting authority.

Proxy Gathering

Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

Proxy Voting

Once proxy materials are received by Corporate Actions, they are forwarded to the Legal and Compliance Department for coordination and the following actions:

a.	Proxies are reviewed to determine accounts impacted.

b.	Impacted accounts are checked to confirm Western Asset voting authority.

c.	Legal and Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d.	If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e.	Legal and Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Legal and Compliance Department.

f.	Legal and Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

Timing

Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

Recordkeeping

Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a.	A copy of Western Asset’s policies and procedures.

b.	Copies of proxy statements received regarding client securities.

c.	A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d.	Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e.	A proxy log including:
1.	Issuer name;
2.	Exchange ticker symbol of the issuer’s shares to be voted;
3.	Committee on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;
4.	A brief identification of the matter voted on;
5.	Whether the matter was proposed by the issuer or by a shareholder of the issuer;
6.	Whether a vote was cast on the matter;
7.	A record of how the vote was cast; and
8.	Whether the vote was cast for or against the recommendation of the issuer’s management team.

Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.

Disclosure

Western Asset’s proxy policies are described in the firm’s Part 2A of Form ADV. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

Conflicts of Interest

All proxies are reviewed by the Legal and Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1.	Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2.	Whether Western or an officer or director of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

3.	Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

Voting Guidelines

Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.	Board Approved Proposals

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

1.	Matters relating to the Board of Directors

Western Asset votes proxies for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

a.	Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

b.	Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

c.	Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

d.	Votes are cast on a case-by-case basis in contested elections of directors.

2.	Matters relating to Executive Compensation

Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b.	Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c.	Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d.	Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

3.	Matters relating to Capitalization

The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

a.	Western Asset votes for proposals relating to the authorization of additional common stock.

b.	Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c.	Western Asset votes for proposals authorizing share repurchase programs.

4.	Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

Western Asset votes these issues on a case-by-case basis on board-approved transactions.

5.	Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a.	Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b.	Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

6.	Other Business Matters

Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a.	Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b.	Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

II.	Shareholder Proposals

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

1.        Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2.        Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3.        Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

III.	Voting Shares of Investment Companies

Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

1.        Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2.        Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

IV.	Voting Shares of Foreign Issuers

In the event Western Asset is required to vote on securities held in non-U.S. issuers – i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1.        Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

2.        Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3.        Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4.        Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

RETIREMENT ACCOUNTS

For accounts subject to ERISA, as well as other Retirement Accounts, Western Asset is presumed to have the responsibility to vote proxies for the client. The Department of Labor (“DOL”) has issued a bulletin that states that investment managers have the responsibility to vote proxies on behalf of Retirement Accounts unless the authority to vote proxies has been specifically reserved to another named fiduciary. Furthermore, unless Western Asset is expressly precluded from voting the proxies, the DOL has determined that the responsibility remains with the investment manager.

In order to comply with the DOL’s position, Western Asset will be presumed to have the obligation to vote proxies for its Retirement Accounts unless Western Asset has obtained a specific written instruction indicating that: (a) the right to vote proxies has been reserved to a named fiduciary of the client, and (b) Western Asset is precluded from voting proxies on behalf of the client. If Western Asset does not receive such an instruction, Western Asset will be responsible for voting proxies in the best interests of the Retirement Account client and in accordance with any proxy voting guidelines provided by the client.

APPENDIX C

Portfolio Managers

The Adviser and Subadvisers have provided the Trusts with the following information regarding each Portfolio’s portfolio managers identified in the Trusts’ Prospectuses. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2015 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account, if any. Below each table, the Adviser and/or Subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The Adviser and Subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers’ compensation as of December 31, 2015.

Other than as set forth below, as of December 31, 2015, no portfolio manager identified in the Trusts’ Prospectuses beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

AB Global Dynamic Allocation Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Daniel Loewy	Registered Investment Companies	50	$9,497,000,000	0	N/A
	Other Pooled Investment Vehicles	209	$21,434,000,000	0	N/A
	Other Accounts	53	$25,218,000,000	0	N/A

Brian Brugman, Ph.D.	Registered Investment Companies	36	$8,688,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$511,000,000	0	N/A
	Other Accounts	33	$7,882,000,000	0	N/A

Vadim Zlotnikov	Registered Investment Companies	82	$10,711,000,000	0	N/A
	Other Pooled Investment Vehicles	208	$21,644,000,000	0	N/A
	Other Accounts	89	$27,106,000,000	22	$8,258,000,000

Material Conflicts of Interest

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Business Conduct and Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a 90-day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Compensation

Portfolio Manager Compensation

The Manager’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i) Fixed base salary: The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: The Manager’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, the Manager considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of the Manager. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. The Manager also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Manager’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Manager’s Partners Compensation Plan (“deferred awards”): The Manager’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards vest over a four-year period and are generally forfeited if the employee resigns or the Manager terminates his/her employment. Beginning in 2009, all deferred awards are in the form of the Manager’s publicly traded equity securities.

(iv) Contributions under the Manager’s Profit Sharing/401(k) Plan: The contributions are based on the Manager’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Manager.

(v) Compensation under the Manager’s Special Option Program: Under this Program, certain investment professionals may be permitted to allocate a portion of their deferred awards to options to buy the Manager’s publicly traded equity securities, and to receive a two-for-one match of such allocated amount. The determination of who may be eligible to participate in the Special Option Program is made at the sole discretion of the Manager.

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael Stamos, Ph.D, CFA	Registered Investment Companies	4	$5,271,000,000	0	N/A
	Other Pooled Investment Vehicles	6	$96,000,000	0	N/A
	Other Accounts	3	$288,000,000	0	N/A

Giorgio Carlino	Registered Investment Companies	5	$5,590,000,000	0	N/A
	Other Pooled Investment Vehicles	6	$96,000,000	0	N/A
	Other Accounts	3	$288,000,000	0	N/A

Herold Rohweder, Ph.D	Registered Investment Companies	1	$5,221,000,000	0	N/A
	Other Pooled Investment Vehicles	6	$96,000,000	0	N/A
	Other Accounts	3	$288,000,000	0	N/A

Material Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which AllianzGI U.S. believes are faced by investment professionals at most major financial firms.

AllianzGI U.S. has adopted compliance policies and procedures that address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•

The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher -fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

When AllianzGI U.S. considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, AllianzGI U.S.’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold—for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. AllianzGI U.S. considers many factors when allocating securities among accounts, including the account’s investment style, applicable investment restrictions, availability of securities, available cash and other current holdings. AllianzGI U.S. attempts to allocate investment opportunities among accounts in a fair and equitable manner. However, accounts are not assured of participating equally or at all in particular investment allocations due to such factors as noted above.

“Cross trades,” in which one AllianzGI U.S. account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest when cross trades are effected in a manner perceived to favor one client over another. For example, AllianzGI U.S. may cross a trade between performance fee account and a fixed fee account that results in a benefit to the performance fee account and a detriment to the fixed fee account. AllianzGI U.S. has adopted compliance procedures that provide that all cross trades are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise from the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are subject to suitability for the particular account involved. Thus, a particular security may not be bought or sold for certain accounts even though it was bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. AllianzGI U.S. maintains trading policies designed to provide portfolio managers an opportunity to minimize the effect that short sales in one portfolio may have on holdings in other portfolios.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund’s portfolio manager(s) may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide AllianzGI U.S. with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. In order to be assured of continuing to receive services considered of value to its clients, AllianzGI U.S. has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund and the Sub-Adviser’s other clients, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

A Fund’s portfolio manager(s) may also face other potential conflicts of interest in managing a Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a Fund’s portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity.

AllianzGI U.S.’s investment personnel, including each Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to AllianzGI U.S.’s Code of Business Conduct and Code of Ethics (the “Code”), which contain provisions and requirements designed to identify and address conflicts of interest between personal investment activities and the interests of the Funds. The Code is designed to ensure that the personal securities transactions, activities and interests of the employees of AllianzGI U.S. will not interfere with (i) making decisions in the best interest of advisory clients (including the Funds) or (ii) implementing such decisions while, at the same time, allowing employees to invest for their own accounts.

Compensation

Our compensation system is designed to support our corporate values and culture. While we acknowledge the importance of financial incentives and seek to pay top quartile compensation for top quartile performance, we also believe that compensation is only one of a number of critically important elements that allow the emergence of a strong, winning culture that attracts, retains and motivates talented investors and teams.

The primary components of compensation are the base salary and an annual discretionary variable compensation payment. This variable compensation component typically comprises a cash bonus that pays out immediately as well as a deferred component, for members of staff whose variable compensation exceeds a certain threshold. The deferred component for most recipients would be a notional award of the Long Term Incentive Program (LTIP); for members of staff whose variable compensation exceeds an additional threshold, the deferred compensation is itself split 50%/50% between the LTIP and a Deferral into Funds program (DIF). Currently, the marginal rate of deferral of the variable compensation can reach 42% for those in the highest variable compensation bracket. Overall awards, splits and components are regularly reviewed to ensure they meet industry best practice and, where applicable, at a minimum comply with regulatory standards.

Base salary typically reflects scope, responsibilities and experience required in a particular role, be it on the investment side or any other function in our company. Base compensation is regularly reviewed against peers with the help of compensation survey data. Base compensation is typically a greater percentage of total compensation for more junior positions, while for the most senior roles it will be a comparatively small component, often capped and only adjusted every few years.

Discretionary variable compensation is primarily designed to reflect the achievements of an individual against set goals, over a certain time period. For an investment professional these goals will typically be 70% quantitative and 30% qualitative. The former will reflect a weighted average of investment performance over a three-year rolling time period (one-year (25%) and three year (75%) results) and the latter reflects contributions to broader team goals, contributions made to client review meetings, product development or product refinement initiatives. Portfolio managers have their performance metric aligned with the benchmarks of the client portfolios they manage.

The LTIP element of the variable compensation cliff vests three years after each (typically annual) award. Its value is directly tied to the operating result of Allianz Global Investors over the three year period of the award.

The DIF element of the variable compensation cliff vests three years after each (typically annual) award and enables these members of staff to invest in a range of Allianz Global Investors funds (investment professionals are encouraged to invest into their own funds or funds where they may be influential from a research or product group relationship perspective). Again, the value of the DIF awards is determined by the growth of the fund(s) value over the three year period covering each award.

Assuming an annual deferral of 33% over a three year period, a typical member of staff will have roughly one year’s variable compensation (3x33%) as a deferred component ‘in the bank’. Three years after the first award, and for as long as deferred components were awarded without break, cash payments in each year will consist of the annual cash bonus for that current year’s performance as well as a payout from LTIP/DIF commensurate with the prior cumulative three-year performance.

There are a small number of revenue sharing arrangements that generate variable compensation for specialist investment teams, as well as commission payments for a limited number of members of staff in distribution. These payments are subject to the same deferral rules and deferred instruments as described above for the discretionary compensation element.

In addition to competitive compensation, the firm’s approach to retention includes providing a challenging career path for each professional, a supportive culture to ensure each employee’s progress and a full benefits package.

American Allocation Portfolios, Index Portfolios, MIST Allocation Portfolio, MetLife Balanced Plus Portfolio (Base Portion), MSF Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion and Overlay Portion)

Other Accounts Managed — American Allocation Portfolios, MIST Allocation Portfolio, MetLife Balanced Plus Portfolio (Base Portion), MSF Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion) (collectively, the “MLA Portfolios”)

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Alan C. Leland, Jr., MLA Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Kristi Slavin, MLA Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Wen Liu, MLA Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Victor Soto, MLA Portfolios	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Other Accounts Managed — MetLife Multi-Index Targeted Risk Portfolio (Overlay Portion)

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Chris Johnson	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Other Accounts Managed — Index Portfolios

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stacey Lituchy, Barclays Aggregate Bond Index Portfolio, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MSCI EAFE Index Portfolio, Russell 2000 Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	23	$13,499,000,000	0	N/A
	Other Accounts	2	$714,000,000	0	N/A

Norman Hu, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MSCI EAFE Index Portfolio, Russell 2000 Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	12	$4,935,000,000	0	N/A
	Other Accounts	1	$378,000,000	0	N/A

Mirsad Usejnoski, MetLife Mid Cap Stock Index Portfolio, MetLife Stock Index Portfolio, MSCI EAFE Index Portfolio, Russell 2000 Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	12	$4,935,000,000	0	N/A
	Other Accounts	1	$378,000,000	0	N/A

Tresa Lau, Barclays Aggregate Bond Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	11	$8,564,000,000	0	N/A
	Other Accounts	1	$336,000,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Brian Leonard, Barclays Aggregate Bond Index Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	11	$8,564,000,000	0	N/A
	Other Accounts	1	$336,000,000	0	N/A

Material Conflicts of Interest — American Allocation Portfolios, Index Portfolios, MIST Allocation Portfolio, MetLife Balanced Plus Portfolio (Base Portion), MSF Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion and Overlay Portion)

Conflicts of interest may arise in connection with the portfolio managers’ management of the Portfolios and the other registered investment companies included in the table above. For example, if a portfolio manager’s compensation or MetLife Advisers’ profitability is more dependent on certain accounts, the portfolio manager or MetLife Advisers may have an incentive to spend more time and devote more of its resources to managing those more profitable accounts. Conflicts of interest may also arise between the investment strategies of the Portfolios and the other registered investment companies, including regarding the allocation of limited investment opportunities between the Portfolios, certain conflicts of interest may be mitigated by that Portfolio’s strategy to allocate its assets equally among its three Underlying Portfolios.

With respect to the management of Index Portfolios, MetLife Multi-Index Targeted Risk Portfolio (Base and Overlay Portions), conflicts of interest may arise in connection with the portfolio manager’s management of the Overlay Portion of the Portfolio and the other pooled investment vehicles included in the table above. For example, if a portfolio manager’s compensation or MLIA’s profitability is more dependent on certain accounts, the portfolio manager and MLIA may have an incentive to spend more time and devote more of its resources to managing those more profitable accounts. Conflicts of interest may also arise from the allocation of investment opportunities between the Portfolio and the pooled investment vehicles, including regarding the allocation of limited investment opportunities. In the case of the Index Portfolios, certain conflicts of interest may be mitigated by those Portfolios’ strategies to replicate the performance of an index.

Compensation — American Allocation Portfolios, Index Portfolios, MIST Allocation Portfolio, MetLife Balanced Plus Portfolio (Base Portion), MSF Allocation Portfolios and MetLife Multi-Index Targeted Risk Portfolio (Base Portion and Overlay Portion)

The portfolio managers for the Portfolios are compensated following MetLife’s compensation methodology, which applies to all employees. Employees receive a salary and are eligible to receive an incentive bonus. The portfolio managers receive a majority of their compensation in the form of base salary. The size of the incentive pool is based on various factors, including MetLife-wide performance and business unit performance. The bonus for each individual is based on a number of qualitative and quantitative performance factors. These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork. Years of experience and level of responsibility also are factors in determining bonus size. This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above. All employees are eligible for participation in MetLife’s retirement plan, which applies to all company employees.

The portfolio managers who are officers of MetLife are eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation. Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs). LTIs may be comprised of stock options, performance shares and cash. They give eligible employees a stake in MetLife’s long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success. Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant. Eligible employees have a ten-year exercise period for vested options. Performance shares are awarded to certain senior officers as part of a three-year plan. At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period. The primary performance measures are total shareholder return and operating earnings per share. Adjusted performance share awards can range from zero to 200% of the original grant.

AQR Global Risk Balanced Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Brian K. Hurst	Registered Investment Companies	13	$12,632,345,895	0	N/A
	Other Pooled Investment Vehicles	54	$27,812,397,612	46	$24,169,754,779
	Other Accounts	21	$10,596,635,275	5	$3,615,287,365

Michael Mendelson, M.B.A., S.M.	Registered Investment Companies	5	$757,222,310	0	N/A
	Other Pooled Investment Vehicles	38	$22,200,607,728	31	$18,463,993,443
	Other Accounts	1	$259,974,120	0	N/A

Yao Hua Ooi	Registered Investment Companies	13	$12,632,345,895	0	N/A
	Other Pooled Investment Vehicles	45	$21,984,808,602	39	$19,230,547,039
	Other Accounts	3	$793,842,359	2	$533,868,239

John Huss	Registered Investment Companies	6	$2,246,276,034	0	N/A
	Other Pooled Investment Vehicles	31	$20,292,122,800	29	$18,873,591,565
	Other Accounts	2	$457,650,759	1	$197,676,639

Material Conflicts of Interest

Each of the portfolio managers is also responsible for managing other accounts in addition to the Portfolio, including other accounts of AQR Capital Management, LLC (“AQR”), or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity (“Proprietary Accounts”). Management of other accounts in addition to the Portfolio can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts (including Proprietary Accounts) with similar investment strategies. Often, an investment opportunity may be suitable for both the Portfolio and other accounts, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same securities at the same time, same direction, or in the same proportionate amounts for all eligible accounts, particularly if different accounts have materially different amounts of capital under management, different amounts of investable cash available, different strategies, or different risk tolerances. As a result, although AQR manages numerous accounts and/or portfolios with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account.

Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts (including Proprietary Accounts) simultaneously, AQR or the portfolio manager may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. To this end, AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts or the Portfolio may not be allocated the full amount of the securities sought to be traded. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of AQR that the overall benefits outweigh any disadvantages that may arise from this practice. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a different or opposite investment decision for the Portfolio.

AQR and the portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than others, such as by means of performance fees. Specifically, the entitlement to a performance fee in managing one or more accounts may create an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements. Additionally, since performance fees reward AQR for performance in accounts which are subject to such fees, AQR may have an incentive to favor these accounts over those that have only fixed asset-based fees with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Portfolio and other accounts and that are designed to ensure that all client accounts are treated fairly and equitably over time.

Compensation

Compensation for Portfolio Managers that are Principals: The compensation for each of the portfolio managers that are a Principal of AQR is in the form of distributions based on the net income generated by AQR and each Principal’s relative ownership in AQR. Net income distributions are a function of assets under management and performance of the funds and accounts managed by AQR. A Principal’s relative ownership in AQR is based on cumulative research, leadership and other contributions to AQR. There is no direct linkage between assets under management, performance and compensation. However, there is an indirect linkage in that superior performance tends to attract assets and thus increase revenues. Each portfolio manager is also eligible to participate in AQR’s 401(k) retirement plan which is offered to all employees of AQR.

Compensation for Portfolio Managers that are not Principals: The compensation for the portfolio managers that are not Principals of AQR primarily consists of a fixed base salary and a discretionary bonus (“Total Compensation”). Total Compensation is reviewed at least annually under a formal review program and increases are granted on a merit basis. Job performance contributes significantly to the determination of any Total Compensation increase; other factors, such as seniority are also considered. A portfolio manager’s performance is not based on any specific fund’s or strategy’s assets under management or performance, but is affected by the overall performance of the firm. Each portfolio manager is also eligible to participate in AQR’s 401(k) retirement plan which is offered to all employees of AQR.

Baillie Gifford International Stock Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Gerald Smith	Registered Investment Companies	3	$2,878,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	35	$12,673,000,000	5	$3,539,000,000

Angus Franklin	Registered Investment Companies	3	$2,878,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	35	$12,673,000,000	5	$3,539,000,000

Jonathan Bates	Registered Investment Companies	3	$2,878,000,000	0
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	35	$12,673,000,000	5	$3,539,000,000

Material Conflicts of Interest

Baillie Gifford’s individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective investment schemes, or offshore funds. Baillie Gifford manages potential conflicts between the Baillie Gifford International Stock Portfolio and other types of accounts through allocation policies and procedures, and internal review processes. Baillie Gifford has developed trade allocation systems and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Compensation

Compensation arrangements within Baillie Gifford vary depending upon whether the individual is an employee or partner of Baillie Gifford & Co.

For employees, a portfolio manager’s compensation generally consists of base salary, annual bonus, and payments under Baillie Gifford’s long term incentive program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Baillie Gifford employees.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analysis.

A portfolio manager’s annual bonus is determined by a number of factors, including investment performance, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. In regard to the investment strategy followed for the Baillie Gifford International Stock Portfolio, investment performance is measured over five years and is based on performance targets that are set and reviewed annually by the Chief of Investment Staff. The bonus is paid on an annual basis. Senior staff may also be eligible to receive an additional deferred bonus.

Gerald Smith, Angus Franklin and Jonathan Bates are partners of Baillie Gifford & Co. Their remuneration comprises a base salary and a share of the partnership profits. The profit share is calculated as a percentage of total partnership profits based on seniority, role within Baillie Gifford & Co. and length of service. The basis for the profit share is detailed in the Baillie Gifford & Co. Partnership Agreement.

BlackRock Bond Income Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock High Yield Portfolio, BlackRock Large Cap Value Portfolio and BlackRock Ultra-Short Term Bond Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Bob Miller, BlackRock Bond Income Portfolio,	Registered Investment Companies	13	$46,560,000,000	0	N/A
	Other Pooled Investment Vehicles	8	$10,610,000,000	0	N/A
	Other Accounts	2	$2,450,000,000	0	N/A

Rick Rieder, BlackRock Bond Income Portfolio,	Registered Investment Companies	10	$45,640,000,000	0	N/A
	Other Pooled Investment Vehicles	8	$1,430,000,000	0	N/A
	Other Accounts	6	$3,300,000,000	1	206,700,000

Philip Green, BlackRock Global Tactical Strategies Portfolio	Registered Investment Companies	17	$6,400,000,000	0	N/A
	Other Pooled Investment Vehicles	24	$3,800,000,000	0	N/A
	Other Accounts	5	$5,110,000,000	2	$2,770,000,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Lawrence Kemp, BlackRock Capital Appreciation Portfolio	Registered Investment Companies	17	$12,130,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$1,200,000,000	0	N/A
	Other Accounts	2	$357,800,000	0	N/A

James Keenan, CFA, BlackRock High Yield Portfolio	Registered Investment Companies	12	$24,410,000,000	0	N/A
	Other Pooled Investment Vehicles	24	$11,960,000,000	1	$10,000,000
	Other Accounts	16	$6,650,000,000	4	$746,900,000

Mitchell Garfin, CFA, BlackRock High Yield Portfolio	Registered Investment Companies	11	$22,550,000,000	0	N/A
	Other Pooled Investment Vehicles	13	$9,380,000,000	0	N/A
	Other Accounts	22	$8,940,000,000	4	$746,900,000

Derek Schoenhofen, BlackRock High Yield Portfolio	Registered Investment Companies	5	$18,490,000,000	0	N/A
	Other Pooled Investment Vehicles	7	$5,470,000,000	0	N/A
	Other Accounts	6	$792,100,000	0	N/A

Bartlett Geer, CFA, BlackRock Large Cap Value Portfolio	Registered Investment Companies	9	$6,670,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$2,820,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Carrie King, BlackRock Large Cap Value Portfolio	Registered Investment Companies	9	$6,670,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$2,820,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

David Delbos, BlackRock High Yield Portfolio	Registered Investment Companies	9	$20,130,000,000	0	N/A
	Other Pooled Investment Vehicles	8	$8,840,000,000	0	N/A
	Other Accounts	21	$8,570,000,000	4	$746,900,000

Richard Mejzak, CFA, BlackRock Ultra-Short Term Bond Portfolio	Registered Investment Companies	29	$222,000,000,000	0	N/A
	Other Pooled Investment Vehicles	19	$77,310,000,000	0	N/A
	Other Accounts	46	$25,550,000,000	0	N/A

Eric Hiatt, BlackRock Ultra-Short Term Bond Portfolio	Registered Investment Companies	5	$73,480,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$20,850,000,000	0	N/A
	Other Accounts	2	$8,220,000,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category

Edward C. Ingold, CFA, BlackRock Ultra-Short Term Bond Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolios, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolios. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolios. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Portfolios by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Delbos, Garfin, Keenan, Miller, Rieder and Schoenhofen may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Delbos, Garfin, Keenan, Miller, Rieder and Schoenhofen may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Compensation

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Messrs. Delbos, Garfin, Keenan, Miller, Rieder and Schoenhofen

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Portfolios and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Portfolios and other accounts are:

Portfolio Managers	Applicable Benchmarks
David Delbos Mitchell Garfin James Keenan Derek Schoenhofen	A combination of market-based indices (e.g., The Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Bob Miller Rick Rieder	A combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Discretionary Incentive Compensation

Messrs. Geer and Kemp and Ms. King

Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolios or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Portfolios and other accounts are:

Portfolio Managers	Applicable Benchmarks
Bartlett Geer Carrie King	Lipper Large Cap Value Fund Classification

Lawrence Kemp	Lipper Large Cap Growth fund classification, Lippe Mid-Cap Growth fund classification and eVestment Alliance US Large Cap Growth Equity category

A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

Discretionary Incentive Compensation

Mr. Green

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Portfolios and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Mr. Green is not measured against a specific benchmark.

Discretionary Incentive Compensation

Messrs. Ingold, Hiatt and Mejzak

Generally, discretionary incentive compensation for the Cash Management portfolio managers is not formulaic and is a function of several components, including but not limited to: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management, the individual’s performance and contribution to the overall performance of these portfolios and BlackRock and the individual’s non-financial goals and objectives. Among other things, a subjective determination is made with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. The performance of Messrs. Ingold, Hiatt and Mejzak is not measured against a specific benchmark.

Although the framework for compensation decision-making is tied to financial performance, significant discretion is used to determine individual compensation based on achievement of strategic and operating results and other considerations such as management and leadership capabilities.

In determining specific individual compensation amounts, a number of factors are considered including non-financial goals and objectives and overall financial and investment performance. These results are viewed in the aggregate without any specific weighting, and there is no direct correlation between any particular performance measure and the resulting annual incentive award.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. With the exception of Mr. Ingold, the portfolio managers of these Funds have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2015). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Clarion Global Real Estate Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
T. Ritson Ferguson	Registered Investment Companies	16	$11,400,986,746	0	N/A
	Other Pooled Investment Vehicles	25	$3,620,046,978	0	N/A
	Other Accounts	64	$5,736,952,945	7	$1,686,678,982

Steven D. Burton	Registered Investment Companies	11	$9,278,951,826	0	N/A
	Other Pooled Investment Vehicles	20	$3,198,757,434	0	N/A
	Other Accounts	49	$4,583,156,977	7	$1,686,678,982

Joseph P. Smith	Registered Investment Companies	14	$11,347,331,979	0	N/A
	Other Pooled Investment Vehicles	22	$3,172,703,731	0	N/A
	Other Accounts	63	$5,141,076,573	7	$1,686,678,982

Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, that could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees — the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

CBRE Clarion recognizes the duty of loyalty it owes to its clients and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include, but are not limited to, (i) investment process, portfolio management and trade allocation procedures (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in the Code of Ethics).

Compensation

Portfolio manager compensation includes a number of elements:

Base Salary — Each portfolio manager receives a base salary. Base salaries have been established at a competitive market levels and are set forth in the portfolio manager’s employment agreement. An annual adjustment is made based on changes in the consumer price index. Base salaries are to be reviewed periodically by the CBRE Clarion Compensation Committee and its Board of Directors, but adjustments are expected to be relatively infrequent.

Bonus — Portfolio manager bonuses are drawn from an incentive compensation pool into which a significant percentage of firm’s pre-tax profits is set aside. Incentive compensation allocations are determined by the Compensation Committee based on a variety of factors, including the performance of particular investment strategies. To avoid the pitfalls of relying solely on a rigid performance format, however, incentive compensation decisions also take into account other important factors, such as the portfolio manager’s contribution to the team, firm, and overall investment process. Each of the portfolio managers is a member of the Committee. Incentive compensation allocations are reported to the Board of Directors, but the Board’s approval is not required with one exception. Since Mr. Ferguson is the firm’s Chief Executive and also a Director, the remaining Directors are required to approve his incentive compensation award.

Deferred Compensation — CBRE Clarion requires deferral of a percentage of incentive compensation exceeding a certain threshold in respect of a single fiscal year. The Compensation Committee may, in its discretion, require the deferral of additional amounts. Such deferred amounts are subject to the terms of a Deferred Bonus Plan adopted by the Board of Directors. The purpose of the Deferred Bonus Plan is to foster the retention of key employees, to focus plan participants on value creation and growth and to encourage continued cooperation among key employees in providing services to CBRE Clarion’s clients. The value of deferred bonus amounts is tied to the performance of CBRE Clarion investment funds chosen by the Compensation Committee; provided, that the Committee may elect to leave a portion of the assets uninvested. Deferred compensation vests incrementally, one-third after 2 years, 3 years and 4 years. The Deferred Bonus Plan provides for forfeiture upon voluntary termination of employment, termination for cause or conduct detrimental to the firm.

Profit Participation — Each of the portfolio managers is a principal and owns shares of the firm. The firm distributes its income to its owners each year, so each portfolio manager receives income distributions corresponding to his ownership share. Ownership is structured so that the firm’s principals receive an increasing share of the firm’s profit over time. In addition, a principal may forfeit a portion of his ownership if he resigns voluntarily.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees, such as CBRE Group’s 401(k) plan.

Portfolio manager compensation is not based on the performance of any particular account, including the Portfolio, nor is compensation based on the level of Portfolio assets.

ClearBridge Aggressive Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Richard Freeman	Registered Investment Companies	4	$14,500,300,000	0	N/A
	Other Pooled Investment Vehicles	3	$4,148,900,000	0	N/A
	Other Accounts	62,728	$18,125,300,000	0	N/A

Evan Bauman	Registered Investment Companies	8	$18,612,000,000	0	N/A
	Other Pooled Investment Vehicles	3	$4,576,300,000	0	N/A
	Other Accounts	62,727	$18,122,900,000	0	N/A

Material Conflicts of Interest

Potential conflicts of interest may arise when the Portfolio’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, ClearBridge seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. ClearBridge has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by ClearBridge and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities

If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies

At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation

A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Selection of Broker/Dealers

Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the sub-adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed. For this reason, the sub-adviser has formed a brokerage committee that reviews, among other things, the allocation of brokerage to broker/dealers, best execution and soft dollar usage.

Related Business Opportunities

The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Compensation

ClearBridge’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding investment professionals and closely align the interests of its investment professionals with those of its clients and overall firm results. The total compensation program includes a significant incentive component that rewards high performance standards, integrity, and collaboration consistent with the firm’s values. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market and to ensure the continued alignment with the goals stated above. ClearBridges’s portfolio managers and other investment professionals receive a combination of base compensation and discretionary compensation, comprising a cash incentive award and deferred incentive plans described below.

Base salary compensation. Base salary is fixed and primarily determined based on market factors and the experience and responsibilities of the investment professional within the firm.

Discretionary compensation. In addition to base compensation managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Incentive Award.

•

ClearBridge’s Deferred Incentive Plan (CDIP) — a mandatory program that typically defers 15% of discretionary year-end compensation into ClearBridge managed products. For portfolio managers, one-third of this deferral tracks the performance of their primary managed product, one-third tracks the performance of a composite portfolio of the firm’s new products and one-third can be elected to track the performance of one or more of ClearBridge managed funds. Consequently, portfolio managers can have two-thirds of their CDIP award tracking the performance of their primary managed product.

•

For centralized research analysts, two-thirds of their deferral is elected to track the performance of one of more of ClearBridge managed funds, while one-third tracks the performance of the new product composite.

•

ClearBridge then makes a company investment in the proprietary managed funds equal to the deferral amounts by fund. This investment is a company asset held on the balance sheet and paid out to the employees in shares subject to vesting requirements.

•

Legg Mason Restricted Stock Deferral — a mandatory program that typically defers 5% of discretionary year-end compensation into Legg Mason restricted stock. The award is paid out to employees in shares subject to vesting requirements.

•

Legg Mason Restricted Stock and Stock Option Grants — a discretionary program that may be utilized as part of the total compensation program. These special grants reward and recognize significant contributions to our clients, shareholders and the firm and aid in retaining key talent.

Several factors are considered by ClearBridge Senior Management when determining discretionary compensation for portfolio managers. These include but are not limited to:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the fund/accounts managed by the portfolio manager. Investment performance is calculated for 1-, 3-, and 5-year periods measured against the applicable product benchmark (e.g., a securities index and, with respect to a fund, the benchmark set forth in the fund’s Prospectus) and relative to applicable industry peer groups. The greatest weight is generally placed on 3- and 5-year performance;

•	Appropriate risk positioning that is consistent with ClearBridge’s investment philosophy and the Investment Committee/CIO approach to generation of alpha;

•	Overall firm profitability and performance;

•	Amount and nature of assets managed by the portfolio manager;

•	Contributions for asset retention, gathering and client satisfaction;

•	Contribution to mentoring, coaching and/or supervising;

•	Contribution and communication of investment ideas in ClearBridge’s Investment Committee meetings and on a day to day basis; and

•	Market compensation survey research by independent third parties.

Frontier Mid Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stephen M. Knightly, CFA	Registered Investment Companies	3	$1,775,000,263	1	$1,079,041,256
	Other Pooled Investment Vehicles	1	$146,079,672	0	N/A
	Other Accounts	38	$2,313,453,139	1	$290,011,953

Christopher J. Scarpa	Registered Investment Companies	3	$1,775,000,263	1	$1,079,041,256
	Other Pooled Investment Vehicles	1	$146,079,672	0	N/A
	Other Accounts	38	$2,313,453,139	1	$290,011,953

Material Conflicts of Interest

In connection with its management of clients’ accounts, Frontier is subject to a number of actual or apparent conflicts of interest. These conflicts may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees) or accounts in which the portfolio manager has a personal investment. In addition, conflicts may arise relating to the allocation of investments among accounts with similar investment objectives but managed by different portfolio managers.

Frontier’s portfolio managers typically manage multiple accounts. Generally, however, accounts within a particular investment strategy (e.g., mid cap growth) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in the same strategy with similar objectives, which tend to minimize the potential for conflicts of interest.

Frontier has adopted trade allocation and aggregation policies that seek to treat all clients fairly and equitably. These policies address the allocation of limited investment opportunities, such as IPOs, and the allocation of transactions and aggregations of orders across multiple accounts.

Compensation

Frontier’s portfolio manager compensation structure is designed to align the interest of portfolio managers with those of the shareholders whose assets they manage. Frontier’s portfolio manager compensation program consists of a base salary, annual bonus, and participation in company-funded retirement plans. In addition, all of Frontier’s portfolio managers are partners at Frontier, which entitles them to share in the firm’s profits and the long-term growth of the firm. The annual bonus is variable and based partially or primarily upon management-fee revenues generated from client accounts.

Goldman Sachs Mid Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Timothy Ryan, CFA	Registered Investment Companies	7	$11,120,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$2,377,000,000	0	N/A
	Other Accounts	25	$1,068,000,000	0	N/A

Sean Gallagher	Registered Investment Companies	13	$15,769,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$403,000,000	0	N/A
	Other Accounts	35	$2,677,000,000	0	N/A

Sung Cho, CFA	Registered Investment Companies	6	$10,570,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	6	$640,000,000	0	N/A

Material Conflicts of Interest

GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”) a bank holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to your Portfolio or limit your Portfolio’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investment banker, research provider, investment manager, financier, advisor, market maker, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which your Portfolio may directly and indirectly invest. Thus, it is likely that your Portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. As manager of your Portfolio, GSAM receives management fees from the Portfolio. In addition, GSAM’s affiliates may earn fees from relationships with your Portfolio. Although these fees are generally based on asset levels, the fees are not directly contingent on Portfolio performance, Goldman Sachs may still receive significant compensation from your Portfolio even if shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of your Portfolio and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as your Portfolio. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of your Portfolio. The results of your Portfolio’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that your Portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, your Portfolio may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, your Portfolio may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact your Portfolio. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of your Portfolio. Your Portfolio’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by your Portfolio, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend your Portfolio or who engage in transactions with or for your Portfolio.

Compensation

Compensation for GSAM’s portfolio managers is comprised of a base salary and discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, measured on a pre-tax basis, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3-, and 5-year time horizons.

The benchmark for this Portfolio is the Russell Midcap Value Index.

The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.

Other Compensation

In addition to base salary and discretionary variable compensation, GSAM has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.

Harris Oakmark International Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
David G. Herro, CFA	Registered Investment Companies	12	$34,293,504,008	0	N/A
	Other Pooled Investment Vehicles	22	$4,857,868,997	0	N/A
	Other Accounts	40	$12,225,632,478	1	$377,850,204

Robert A. Taylor, CFA	Registered Investment Companies	7	$31,491,506,122	0	N/A
	Other Pooled Investment Vehicles	13	$5,505,810,905	0	N/A
	Other Accounts	26	$7,326,131,562	0	N/A

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Portfolio and the other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that have a different advisory fee arrangement (including any accounts that pay performance-based fees), accounts of affiliated companies, or accounts in which the portfolio manager has a personal investment. With respect to the allocation of investment opportunities, Harris Associates L.P. (“Harris”), the adviser to the Portfolio, makes decisions to recommend, purchase, sell or hold securities for all of its client accounts, including the Portfolio, based on the specific investment objectives, guidelines, restrictions and circumstances of each account. It is Harris’ policy to allocate investment opportunities to each account, including the Portfolio, over a period of time on a fair and equitable basis relative to its other accounts. With respect to the allocation of aggregated orders, each account that participates in the aggregated order will participate at the average share price, and where the order has not been completely filled, each institutional account, including the Portfolio, will generally participate on a pro rata basis.

Harris has compliance policies and procedures in place that it believes are reasonably designed to mitigate these conflicts. However, there is no guarantee that such procedures will detect each and every situation in which an actual or potential conflict may arise.

Compensation

David G. Herro and Robert A. Taylor are portfolio managers of the Portfolio. Each of the portfolio managers is an employee of Harris. The portfolio managers are compensated solely by Harris. Compensation for each of the portfolio managers is based on Harris’ assessment of the individual’s long-term contribution to the investment success of Harris. Each portfolio manager receives a base salary and participates in a discretionary bonus pool. In addition, most of the portfolio managers also participate in a long-term compensation plan that provides current compensation to certain key employees and deferred compensation to both current and former key employees. The compensation plan consists of bonus units awarded to participants that vest and are paid out over a period of time.

The determination of the amount of each portfolio manager’s base salary and discretionary bonus pool participation and, where applicable, participation in the long-term compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual’s contribution to the overall investment results of Harris’ domestic or international investment group, whether as a portfolio manager, a research analyst, or both.

The quantitative factors considered in evaluating the contribution of a portfolio manager include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the assets under management in the accounts managed by the portfolio manager. The portfolio managers’ compensation is not based solely on an evaluation of the performance of the portfolios or the amount of assets under management. Performance is measured in a number of ways, including by portfolio and by strategy, and is compared to one or more of the following benchmarks: S&P 500, Russell Mid-Cap Value, Russell 1000 Value, Lipper Balanced, 60/40 S&P/Barclays (60% S&P 500 and 40% Barclays Bond Index), MSCI World Index, MCSI World ex-U.S. Index, MSCI World ex-U.S. Small Cap Index and Harris’ approved lists of stocks, depending on whether the portfolio manager manages portfolios in the particular strategy to which these benchmarks would be applicable. Performance is measured over shorter- and longer-term periods, including one year, three years, five years, ten years, since a portfolio’s inception or since a portfolio manager has been managing the portfolio, as applicable. Performance is measured on a pre-tax and after-tax basis to the extent such information is available.

If a portfolio manager also serves as a research analyst, then his compensation is also based on the contribution made to Harris in that role. The specific quantitative and qualitative factors considered in evaluating a research analyst’s contributions include, among other things, new investment ideas, the performance of investment ideas covered by the analyst during the current year as well as over longer-term periods, the portfolio impact of the analyst’s investment ideas, other contributions to the research process, and an assessment of the quality of analytical work. In addition, an individual’s other contributions to Harris, such as a role in investment thought leadership and management, are taken into account in the overall compensation process.

Invesco Balanced-Risk Allocation Portfolio, Invesco Comstock Portfolio, Invesco Mid Cap Value Portfolio and Invesco Small Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mark Ahnrud, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	16	$10,710,600,000	0	N/A
	Other Pooled Investment Vehicles	17	$3,438,100,000	0	N/A
	Other Accounts	0	N/A	0	N/A

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Chris Devine, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	16	$10,710,600,000		0	N/A
	Other Pooled Investment Vehicles	17	$3,438,100,000		0	N/A
	Other Accounts	0	N/A		0	N/A
Scott Hixon, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	16	$10,710,600,000		0	N/A
	Other Pooled Investment Vehicles	17	$3,438,100,000		0	N/A
	Other Accounts	0	N/A		0	N/A

Christian Ulrich, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	16	$10,710,600,000		0	N/A
	Other Pooled Investment Vehicles	17	$3,438,100,000		0	N/A
	Other Accounts	0	N/A		0	N/A

Scott Wolle, Invesco Balanced-Risk Allocation Portfolio	Registered Investment Companies	16	$10,710,600,000		0	N/A
	Other Pooled Investment Vehicles	23	$6,636,100,000		0	N/A
	Other Accounts	0	N/A		0	N/A

Juliet Ellis, Invesco Small Cap Growth Portfolio	Registered Investment Companies	12	$6,602,200,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	2	$346,700,000		0	N/A

Juan Hartsfield, Invesco Small Cap Growth Portfolio	Registered Investment Companies	12	$6,602,200,000		0	N/A
	Other Pooled Investment Vehicles	1	$331,400,000		0	N/A
	Other Accounts	2	$346,700,000		0	N/A

Clay Manley, Invesco Small Cap Growth Portfolio	Registered Investment Companies	7	$4,650,600,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	1	$111,500,000		0	N/A

Kevin Holt, Invesco Comstock Portfolio	Registered Investment Companies	8	$16,707,800,000		0	N/A
	Other Pooled Investment Vehicles	1	$81,500,000		0	N/A
	Other Accounts	3,668[1]	$529,3000,000	[1]	0	N/A

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Devin Armstrong, Invesco Comstock Portfolio	Registered Investment Companies	8	$16,707,800,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	3,668[1]	$529,3000,000	[1]	0	N/A
Charles DyReyes, Invesco Comstock Portfolio	Registered Investment Companies	8	$16,707,800,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	3,668[1]	$529,3000,000	[1]	0	N/A

James Warwick, Invesco Comstock Portfolio	Registered Investment Companies	8	$16,707,800,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	3,668[1]	$529,3000,000	[1]	0	N/A

Thomas R. Copper Invesco Mid Cap Value Portfolio	Registered Investment Companies	6	$3,877,000,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	0	N/A		0	N/A

John Mazanec Invesco Mid Cap Value Portfolio	Registered Investment Companies	6	$3,877,000,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	0	N/A		0	N/A

Sergio Marcheli Invesco Mid Cap Value Portfolio	Registered Investment Companies	16	$32,860,400,000		0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	947[1]	$88,500,000	[1]	0	N/A

[1]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each und and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco and the Invesco Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•

Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

•

Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available considering investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Advisor	Performance time period(i)
Invesco(ii)(iii)	One-, Three- and Five-year performance against Fund peer group.
Invesco PowerShares(iv)	Not applicable

(i)	Rolling time periods based on calendar year end.

(ii)	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.
(iii)	Portfolio Managers for Invesco Comstock Portfolio’s compensation is based on the one-, three- and five-year performance against the fund’s peer group. Furthermore, for the portfolio manager(s) formerly managing the predecessor fund(s) to the Portfolio in this footnote (iii), they also have a ten-year performance measure.
(iv)	Portfolio Managers for Invesco PowerShares base their bonus on Invesco results as well as growth in net operating profits of Invesco PowerShares.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

With respect to Invesco PowerShares, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

Deferred / Long Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of deferred/long term compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Jennison Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category(1)	Total Assets in Accounts in Category(1)	Number of Accounts in Category	Total Assets in Accounts in Category
Kathleen A. McCarragher,	Registered Investment Companies	13	$38,399,318,000	2	$2,771,313,000
	Other Pooled Investment Vehicles	2	$707,481,000	0	N/A
	Other Accounts	15	$2,387,222,000	0	N/A

Spiros Segalas,	Registered Investment Companies	15	$41,567,088,000	0	N/A
	Other Pooled Investment Vehicles	4	$909,081,000	0	N/A
	Other Accounts	4	$1,619,800,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category(1)	Total Assets in Accounts in Category(1)	Number of Accounts in Category	Total Assets in Accounts in Category
Michael A. Del Balso,	Registered Investment Companies	10	$15,069,102,000	0	N/A
	Other Pooled Investment Vehicles	5	$1,755,372,000	0	N/A
	Other Accounts(2)	2	83,326,000	0	N/A

(1)	Excludes performance fee accounts.
(2)	“Other accounts” excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Material Conflicts of Interest

Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management can create an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts can also create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•

Long only accounts/long-short accounts: Jennison manages accounts in strategies that only hold long securities positions as well as accounts in strategies that are permitted to sell securities short. Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short.

•

Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•

Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. Jennison could have an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, Jennison’s affiliates may provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts can create an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison. Jennison could favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•

Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for some non-discretionary models that are derived from discretionary portfolios are communicated after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients, or vice versa.

•

Higher fee paying accounts or products or strategies: Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising nondiscretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•

Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors could create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above could create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, time, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest. Jennison cannot guarantee, however, that its policies and procedures will detect and prevent, or lead to the disclosure of, each and every situation in which a conflict may arise.

•

Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as initial public offerings (IPOs) and new issues, the allocation of transactions across multiple accounts, and the timing of transactions between its non-wrap accounts and its wrap fee accounts.

•

Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long in other fundamental portfolios.

•

Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison provides disclosure of these conflicts as described in its Form ADV.

Compensation

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Jennison sponsors a profit sharing retirement plan for all eligible employees. The contribution to the profit sharing retirement plan for portfolio managers is based on a percentage of the portfolio manager’s total compensation, subject to a maximum determined by applicable law. In addition to eligibility to participate in retirement and welfare plans , senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy, and the performance of the other product strategies is also considered in determining the portfolio manager’s overall compensation. The factors reviewed for the portfolio managers are listed below in order of importance:

The following primary quantitative factors are reviewed for the portfolio managers:

•

One, three, five and longer term year pre-tax investment performance of groupings of accounts managed by the portfolio manager in the same strategy (composite) relative to market conditions, pre-determined passive indices, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.

•	Performance for the composite of accounts that includes the Portfolio managed by the portfolio managers is measured against the Russell 1000 Growth Index.

The following qualitative factors reviewed for the portfolio managers may include:

•	The quality of the portfolio manager’s investment ideas and consistency of the portfolio manager’s judgment;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•

Individual factors such as years of experience and responsibilities specific to the individual’s role such as being a team leader or supervisor are also factored into the determination of an investment professional’s total compensation.

JPMorgan Core Bond Portfolio, JPMorgan Global Active Allocation Portfolio and JPMorgan Small Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Nicole Goldberger, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	6	$8,402,514,000	0	N/A
	Other Pooled Investment Vehicles	4	$450,733,000	0	N/A
	Other Accounts	21	$7,193,626,000	0	N/A

Jeffrey A. Geller, CFA, JPMorgan Global Active Allocation	Registered Investment Companies	29	$57,195,517,000	0	N/A
	Other Pooled Investment Vehicles	23	$18,066,251,000	0	N/A
	Other Accounts	5	$5,201,693,000	0	N/A

Michael Feser, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Jonathan Cummings, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	2	$1,059,933,000	0	N/A
	Other Pooled Investment Vehicles	31	$4,715,428,000	0	N/A
	Other Accounts	3	$1,336,64,000	3	$669,104,000

Anne Lester, JPMorgan Global Active Allocation	Registered Investment Companies	25	$51,739,067,000	0	N/A
	Other Pooled Investment Vehicles	22	$18,301,028,000	0	N/A
	Other Accounts	6	$558,590,000	0	N/A

Grace Koo, Ph.D., JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	2	$1,059,933,000	0	N/A
	Other Pooled Investment Vehicles	2	$37,653,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Barbara Miller, JPMorgan Core Bond Portfolio	Registered Investment Companies	15	$44,484,922,000	0	N/A
	Other Pooled Investment Vehicles	2	$8,653,455,000	0	N/A
	Other Accounts	23	$1,280,601,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Peter D. Simons, CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies	12	$12,131,321,000	0	N/A
	Other Pooled Investment Vehicles	4	$9,387,900,000	0	N/A
	Other Accounts	26	$6,213,829,000	1	$102,152,000

Richard D. Figuly, JPMorgan Core Bond Portfolio	Registered Investment Companies	9	$18,892,014,000	0	N/A
	Other Pooled Investment Vehicles	9	$2,169,043,000	0	N/A
	Other Accounts	39	$10,169,260,000	1	1,029,904,000

Dennis Ruhl, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	25	$14,281,552,000	1	$1,149,043,000
	Other Pooled Investment Vehicles	13	$2,619,739,000	1	$135,829,000
	Other Accounts	15	$1,206,029,000	0	N/A

Phillip Hart, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	15	$6,878,243,000	0	N/A
	Other Pooled Investment Vehicles	5	$763,268,000	0	N/A
	Other Accounts	7	$784,088,000	0	N/A

Material Conflict of Interest

The chart above shows the number, type and market value as of a specified date of the accounts other than the Portfolios that are managed by the Portfolios’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolios (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Subadviser’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

JPMorgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. JPMorgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMorgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMorgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

JPMorgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or JPMorgan Chase. JPMorgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or JPMorgan Chase or its clients.

The Subadviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to a Portfolio or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Subadviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Subadviser or its affiliates could be viewed as having a conflict of interest to the extent that the Subadviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Subadviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Subadviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Subadviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Subadviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Subadviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Subadviser or its affiliates manage accounts that engage in short sales of securities of the type in which a Portfolio invests, the Subadviser or its affiliates could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Subadviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Subadviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Portfolio from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Portfolio’s objectives.

The goal of the Subadviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Subadviser and its affiliates have policies and procedures that seek to manage conflicts. The Subadviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Subadviser’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Subadviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Subadviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Subadviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, the Subadviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Subadviser or its affiliates so that fair and equitable allocation will occur over time.

Compensation

JPMorgan’s portfolio managers participate in a competitive compensation program that is designed to attract, retain and motivate talented people and closely link the performance of investment professionals to client investment objectives. JPMorgan manages compensation on a total compensation basis, the components being base salary fixed from year to year and a variable discretionary incentive award. Base salaries are reviewed annually and awarded based on individual performance and business results taking into account level and scope of position, experience and market competitiveness. The variable discretionary performance based incentive award consists of cash incentives and deferred compensation which includes mandatory notional investments (as described below) in selected mutual funds advised by JPMorgan or its affiliates (“Mandatory Investment Plan”). These elements reflect individual performance and the performance of JPMorgan’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages, individual contribution relative to client risk and return objectives, and adherence with JPMorgan’s compliance, risk and regulatory procedures. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the pre-tax performance of the funds (or the portion of the funds managed by the portfolio manager) is compared to the appropriate market peer group and to the competitive indices JPMorgan has identified for the investment strategy over one, three and five year periods (or such shorter time as the portfolio manager has managed the funds). Investment performance is generally more heavily weighted to the long-term.

Deferred compensation granted as part of an employee’s annual incentive compensation comprises from 0% to 60% of a portfolio manager’s total performance based incentive. As the level of incentive compensation increases, the percentage of compensation awarded in deferred incentives also increases. JPMorgan’s portfolio managers are required to notionally invest a certain percentage of their deferred compensation (typically 20% to 50% depending on the level of compensation) into the selected funds they manage. The remaining portion of the non-cash incentive is elective and may be notionally invested in any of the other mutual funds available in the Mandatory Investment Plan or can be placed in restricted stock. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Loomis Sayles Global Markets Portfolio, Loomis Sayles Small Cap Core Portfolio and Loomis Sayles Small Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Daniel J. Fuss, CFA, CIC, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	15	$44,959,049,607	0	N/A
	Other Pooled Investment Vehicles	9	$2,723,574,510	0	N/A
	Other Accounts	143	$19,499,586,506	4	$523,022,815

Eileen N. Riley, CFA, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	1	$916,907,993	0	N/A
	Other Pooled Investment Vehicles	3	$586,168,417	0	N/A
	Other Accounts	25	$297,610,457	0	N/A

Lee M. Rosenbaum, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	1	$916,907,993	0	N/A
	Other Pooled Investment Vehicles	3	$586,168,417	0	N/A
	Other Accounts	16	$297,450,011	0	N/A

David Rolley, CFA, Loomis Sayles Global Markets Portfolio	Registered Investment Companies	4	$1,934,015,674	0	N/A
	Other Pooled Investment Vehicles	44	$4,733,714,945	1	$261,738,974
	Other Accounts	83	$19,547,372,041	7	$805,933,623

John J. Slavik, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio	Registered Investment Companies	2	$1,163,504,920	0	N/A
	Other Pooled Investment Vehicles	1	$14,141,471	0	N/A
	Other Accounts	29	$559,715,028	0	N/A

Mark F. Burns, Loomis Sayles Small Cap Core Portfolio, Loomis Sayles Small Cap Growth Portfolio	Registered Investment Companies	2	$1,163,504,920	0	N/A
	Other Pooled Investment Vehicles	1	$14,141,471	0	N/A
	Other Accounts	27	$560,289,212	0	N/A

Joseph R. Gatz, Loomis Sayles Small Cap Core Portfolio	Registered Investment Companies	2	$1,252,959,090	0	N/A
	Other Pooled Investment Vehicles	1	$389,386,060	1	$53,906,985
	Other Accounts	63	$1,945,296,969	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jeffrey Schwartz, Loomis Sayles Small Cap Core Portfolio	Registered Investment Companies	2	$1,252,959,090	0	N/A
	Other Pooled Investment Vehicles	1	$389,386,060	1	$53,906,985
	Other Accounts	69	$1,935,131,825	0	N/A

Material Conflicts of Interest

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Portfolios and other accounts managed by the portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, accounts of affiliated companies and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Loomis Sayles makes investment decisions for all accounts (including institutional accounts, mutual funds, hedge funds and affiliated accounts) based on each account’s availability of other comparable investment opportunities and Loomis Sayles’ desire to treat all accounts fairly and equitably over time. Loomis Sayles maintains trade allocation and aggregation policies and procedures to address these potential conflicts. Conflicts of interest also may arise to the extent a portfolio manager short sells a stock in one client but holds that stock long in other accounts, including the Portfolios, or sells a stock for some accounts while buying the stock for others, and through the use of “soft dollar arrangements,” which are discussed in Loomis Sayles’ Brokerage Allocation Policies and Procedures and Loomis Sayles’ Trade Aggregation and Allocation Policies and Procedures.

Compensation

Loomis Sayles believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components — base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis Sayles also offers a profit sharing plan.

Base salary

A fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation

An incentive-based component and generally represents a significant multiple of base salary. It is based on four factors — investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers and 70% for equity managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

Fixed income managers

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmarks used for the fixed income investment styles utilized for the Loomis Sayles Global Markets Portfolio are the Barclays U.S. Government/Credit Index, Barclays Aggregate Bond Index and Citigroup World Government Bond Index.

The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years, or seven years for some products, is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five- or seven-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative revenue size of accounts represented in each product.

Loomis Sayles uses both an external benchmark and a customized peer group as a point of comparison for fixed income manager performance because Loomis Sayles believes they represent an appropriate combination of the competitive fixed-income product universe and the investment styles offered by Loomis Sayles.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower the percentage reflected above.

Equity managers

Generally speaking the performance of a Loomis Sayles fund is compared against the applicable Morningstar peer group and/or the Lipper universe. If the majority of the assets in a Loomis Sayles strategy are represented by a fund, that comparison will drive compensation. To the extent the majority of the assets in a Loomis Sayles strategy are represented by institutional separate accounts, the Evestment Alliance institutional peer group will also be used as an additional comparison. In situations where substantially all of the assets for a strategy are institutional, the institutional peer group will be used as the primary method of comparison. A manager’s performance relative to the peer group for the 1-, 3-, and 5-year periods (or since the start of the manager’s tenure, if shorter) is used to calculate the amount of variable compensation payable due to performance. Longer-term performance (3 and 5 years, or since the start of the manager’s tenure, if shorter) combined is weighted more than shorter-term performance (1 year). In addition, the performance measurement for equity compensation incorporates a consistency metric using longer term (3, 5, etc. years) rolling return compared to the peer group over a sustained measurement period (5, 7, etc. years). The exact method may be adjusted to product’s particular style. If a manager is responsible for more than one strategy, the rankings of each strategy are weighted based on the relative revenue of accounts represented in each product. An external benchmark is used as a secondary comparison. The benchmarks used for the equity investment styles utilized for Loomis Sayles Global Market Portfolio are the Russell 1000 Value Index and the Russell 1000 Growth Index. The benchmarks used for the investment styles utilized for Loomis Sayles Small Cap Core Portfolio is the Russell 2000 Value Index (for the small cap value portion of the Portfolio) and the Russell 2000 Growth (for the small cap growth portion of the Portfolio). The benchmark used for the investment style utilized for Loomis Sayles Small Cap Growth Portfolio is the Russell 2000 Growth Index.

Loomis Sayles also uses either an institutional peer group as a point of comparison for equity manager performance, a Morningstar universe and/or the Lipper universe. In cases where the institutional peer groups are used, the firm believes they represent the most competitive product universe while closely matching the investment styles offered by the firm.

In addition to the compensation described above, portfolio managers may receive additional compensation based on the overall growth of their strategies.

Equity and Fixed Income Managers

Most mutual funds are not included in the Loomis Sayles strategy composites, so unlike managed accounts, fund performance and asset size in those cases would not directly contribute to this calculation. However, each fund managed by Loomis Sayles employs strategies endorsed by Loomis Sayles and fits into the product category for the relevant investment style. Loomis Sayles may adjust compensation if there is significant dispersion among the returns of the composite and accounts not included in the composite.

Loomis Sayles has developed and implemented two distinct long-term incentive plans to attract and retain investment talent. These plans supplement existing compensation. The first plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement a participant will receive a multi-year payout for his or her vested units; and

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

The second plan is similarly-constructed although the participants’ annual participation in company earnings is deferred for two years from the time of award and is only payable if the portfolio manager remains at Loomis Sayles. In this plan, there are no post-retirement payments or non-compete covenants.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan.

The plan is initially offered to portfolio managers and over time the scope of eligibility is likely to widen. Management has full discretion over what units are issued and to whom.

Portfolio managers also participate in the Loomis Sayles profit sharing plan, in which Loomis Sayles makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis Sayles defined benefit pension plan, which applies to all Loomis Sayles employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Met/Aberdeen Emerging Markets Equity Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Hugh Young, CFA	Registered Investment Companies	22	$9,513,200,000	0	N/A
	Other Pooled Investment Vehicles	83	$49,009,000,000	1	$101,000,000
	Other Accounts	137	$39,102,000,000	16	$5,883,000,000

Devan Kaloo	Registered Investment Companies	11	$7,486,000,000	0	N/A
	Other Pooled Investment Vehicles	25	$15,511,000,000	0	N/A
	Other Accounts	62	$14,992,000,000	5	$1,146,000,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Joanne Irvine	Registered Investment Companies	11	$7,486,000,000	0	N/A
	Other Pooled Investment Vehicles	25	$15,511,000,000	0	N/A
	Other Accounts	62	$14,992,000,000	5	$1,146,000,000

Mark Gordon-James, CFA	Registered Investment Companies	11	$7,486,000,000	0	N/A
	Other Pooled Investment Vehicles	25	$15,511,000,000	0	N/A
	Other Accounts	62	$14,992,000,000	5	$1,146,000,000

Nick Robinson	Registered Investment Companies	11	$7,486,000,000	0	N/A
	Other Pooled Investment Vehicles	25	$15,511,000,000	0	N/A
	Other Accounts	62	$14,992,000,000	5	$1,146,000,000

Material Conflicts of Interest

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Portfolio’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Portfolio. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, Aberdeen believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Portfolio also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of Aberdeen that the benefits from Aberdeen outweigh any disadvantage that may arise from exposure to simultaneous transactions. Aberdeen has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Compensation

Aberdeen’s remuneration policies are designed to support our business strategy as a leading international asset manager. The objective is to attract, retain and reward talented individuals for the delivery of sustained, superior returns for our clients and shareholders. Aberdeen operates in a highly competitive international employment market, and aims to maintain its strong track record of success in developing and retaining talent.

The policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The aggregate value of awards in any year is dependent on the Aberdeen Group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards which are payable to all members of staff are determined by a rigorous assessment of achievement against defined objectives.

A long-term incentive plan for key staff and senior employees comprises of a mixture of cash and deferred shares in Aberdeen PLC or select Aberdeen funds (where applicable). Overall compensation packages are designed to be competitive relative to the investment management industry.

Base Salary

Any increase is to reflect inflation and is applied in a manner consistent with other Aberdeen Group employees; any other increases must be justified by reference to promotion or changes in responsibilities. The Policy is to pay a fair salary commensurate with the individual’s role, responsibilities and experience, and having regard to the market rates being offered for similar roles in the asset management sector and other comparable companies.

Annual Bonus

The Policy is to recognize corporate and individual achievements each year through an appropriate annual bonus scheme. The Remuneration Committee determines the Key Performance Indicators that will be applied in considering the overall size of the bonus pool. In line with practice amongst other asset management companies, individual bonuses are not subject to an absolute cap. However, the aggregate size of the bonus pool is dependent on the group’s overall performance and profitability. Consideration is also given to the levels of bonuses paid in the market. Individual awards are determined by a rigorous assessment of achievement against defined objectives, and are reviewed and approved by the Remuneration Committee.

The deferral policy is intended to assist in the retention of talent and to create additional alignment of executives’ interests with Aberdeen’s sustained performance and, in respect of the deferral into funds, managed by Aberdeen, to align the interest of asset managers with our clients.

Staff performance is reviewed formally at least once a year. The review process looks at all of the ways in which an individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated.

In the calculation of a portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of funds, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over the period of a year — January to December. The pre- or after-tax performance of an individual account is not considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.

Portfolio manager performance on investment matters is judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

Met/Artisan International Portfolio and Met/Artisan Mid Cap Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Scott C. Satterwhite, Met/Artisan Mid Cap Value Portfolio	Registered Investment Companies	6	$7,452,718,864	0	N/A
	Other Pooled Investment Vehicles	1	$15,571,554	0	N/A
	Other Accounts	19	$1,727,563,079	1	$60,573,393

James C. Kieffer, Met/Artisan Mid Cap Value Portfolio	Registered Investment Companies	6	$7,452,718,864	0	N/A
	Other Pooled Investment Vehicles	1	$15,571,554	0	N/A
	Other Accounts	19	$1,727,563,079	1	$60,573,393

George O. Sertl, Jr., Met/Artisan Mid Cap Value Portfolio	Registered Investment Companies	6	$7,452,718,864	0	N/A
	Other Pooled Investment Vehicles	1	$15,571,554	0	N/A
	Other Accounts	19	$1,727,563,079	1	$60,573,393

Daniel L. Kane, Met/Artisan Mid Cap Value Portfolio	Registered Investment Companies	6	$7,452,718,864	0
	Other Pooled Investment Vehicles	1	$15,571,554	0
	Other Accounts	19	$1,727,563,079	1	$60,573,393

Mark L. Yockey, CFA Met/Artisan International Portfolio	Registered Investment Companies	9	$20,568,105,323	0	N/A
	Other Pooled Investment Vehicles	5	$993,127,049	0	N/A
	Other Accounts	40	$9,880,004,727	2	$472,294,016

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Charles-Henri Hamker, Met/Artisan International Portfolio	Registered Investment Companies	9	$20,568,105,323	0	N/A
	Other Pooled Investment Vehicles	5	$993,127,049	0	N/A
	Other Accounts	40	$9,880,004,727	2	$472,294,016

Andrew J. Euretig, Met/Artisan International Portfolio	Registered Investment Companies	7	$19,424,556,294	0	N/A
	Other Pooled Investment Vehicles	4	$918,751,370	0	N/A
	Other Accounts	37	$9,637,126,524	2	$472,294,016

Material Conflicts of Interest

Artisan Partners’ portfolio managers manage portfolios for multiple clients within their respective strategies. These accounts may include accounts for registered investment companies, separate accounts (assets managed on behalf of institutions such as pension funds and foundations) and other private pooled investment vehicles. There are a number of ways in which the interests of Artisan Partners, its portfolio managers and its other personnel might conflict with the interests of the Portfolio and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy managed by Artisan Partners are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners’ clients.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy may invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Portfolios if the Artisan Partners staff member were not a director.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to and make decisions for accounts in one investment strategy that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. Artisan Partners manages these potential conflicts through internal review processes.

Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of the firm’s clients fairly when allocating investment opportunities among clients. Because the firm’s investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by the firm’s investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The firm’s traders generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts except in certain markets where aggregated trades are not permitted or due to a client-specific restriction or instruction. Trades for Artisan Partners and their partners, employees and other affiliates, and accounts in which one or more of them has an interest (including Artisan Partners’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. All participating accounts then share (generally pro rata subject to minimum order size requirements) in an aggregated order and shall receive the same execution price for each broker and be charged the same commission, if any.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in initial public offerings. The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Partners’ compliance program.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may at times be of interest to both Artisan Partners’ growth and value teams, or to Artisan Partners’ U.S. and non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, the trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross by (i) utilizing different brokers or venues or (ii) utilizing brokers or venues that maintain crossing prevention controls.

Short Selling. With respect to an investment team that is permitted to short securities in a strategy it manages, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan Partners investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan Partners investment team.

Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, Artisan Partners’ selection of broker-dealers may be affected by Artisan Partners’ receipt of brokerage and research services.

Artisan Partners may use client commissions to pay for brokerage and research services if Artisan Partners determines that such items meet the criteria outlined in its commission management policy and do not impair its duty to seek best execution. Artisan Partners does not consider, in selecting broker-dealers to be used in effecting securities transactions for a Portfolio, whether Artisan Partners or its affiliates received client referrals from the broker-dealer.

The research products and services received by Artisan Partners and obtained through the use of client commission dollars include proprietary research (in which the research products or services are prepared and provided by the executing broker-dealer) and third-party research from independent research providers and broker-dealers through commission sharing arrangements (in which the executing broker-dealer makes a payment on Artisan Partners’ behalf and at Artisan Partners’ direction to a third-party who has independently prepared the research products or services).

When Artisan Partners receives the items described above in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to Artisan Partners to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with brokerage or research services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).

A number of Artisan Partners’ clients participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture broker-dealers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture broker-dealers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in commission reporting in the United Kingdom and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest broker-dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Partners’ compliance procedures.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by the firm’s personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan Partners’ clients. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of the firm’s clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement). The Code strongly discourages personnel from excessive short-term trading of securities and provides that Artisan Partners’ compliance team may deny pre-approval for transactions that would constitute short-term trading. The purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 days are generally considered short-term trading.

In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with Artisan Partners’ compliance department quarterly or more frequently. Artisan Partners reviews those reports for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy voting. Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of the Portfolios. As described in its proxy voting policy, Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Portfolios invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds, Inc., a registered investment company to which Artisan Partners acts as investment adviser, or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the Artisan Partners employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an Artisan Partners employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of Artisan Partners or its affiliate, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy. Artisan Partners’ proxy voting policy contains procedures that must be followed in the event such relationships are identified in order to avoid or minimize conflicts of interest that otherwise may result in voting proxies for Artisan Partners’ clients.

Fees. Like the fees Artisan Partners receives from the Portfolios, the fees Artisan Partners receives as compensation from other clients are typically calculated as a percentage of a client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of December 31, 2015, Artisan Partners had four separate accounts with performance-based fees encompassing all of its investment strategies. One of those separate accounts is managed in non-U.S. growth strategy. Although Artisan Partners may have an incentive to manage the assets of accounts with performance-based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Transactions with MetLife. Prior to the appointment of Artisan Partners as subadviser to the Met/Artisan Mid Cap Value Portfolio, an affiliate of MetLife Advisers, LLC purchased debt securities issued by Artisan Partners and participated in the refinancing of that debt in August 2012. As a result of those refinancing transactions, affiliates of MetLife Advisers, LLC hold debt securities of Artisan Partners as of the date of this Statement of Additional Information. Although these investments represent a potential conflict of interest for MetLife Advisers, LLC, MetLife Advisers, LLC will not take into account its affiliate’s interest in those securities in fulfilling its duties and obligations as the investment adviser to the Met/Artisan Mid Cap Value Portfolio and Met/Artisan International Portfolio.

Compensation

An Artisan Partners portfolio manager is compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of the bonus pool, the aggregate amount of which is tied to the firm’s fee revenues generated by all accounts included within the manager’s investment strategy or strategies during the calendar year, including the Portfolios in their respective strategies. A portfolio manager is not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because the firm believes that this method aligns its portfolio managers’ interests more closely with the long-term interests of clients and Portfolio shareholders.

Artisan Partners portfolio managers also participate in group life, health, medical reimbursement and retirement plans that are generally available to all salaried associates. All portfolio managers, have, or are expected to have over a reasonable time, equity interests in the firm.

Met/Dimensional International Small Company Portfolio

In accordance with the team approach used to manage the Met/Dimensional International Small Company Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee of Dimensional. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolio based on the parameters established by the Investment Committee. Joseph H. Chi, Jed S. Fogdall, Henry F. Gray, Arun Keswani and Bhanu Singh coordinate the efforts of all other portfolio managers and traders with respect to the day-to-day management of the Portfolio and other international equity portfolios managed by Dimensional.

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Joseph H. Chi	Registered Investment Companies	111	$255,530,958,556	0	N/A
	Other Pooled Investment Vehicles	21	$11,215,474,110	1	$159,991,986
	Other Accounts	85	$23,224,974,256	6	$2,343,218,185

Jed S. Fogdall	Registered Investment Companies	111	$255,530,958,556	0	N/A
	Other Pooled Investment Vehicles	21	$11,215,474,110	1	$159,991,986
	Other Accounts	85	$23,224,974,256	6	$2,343,218,185

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Henry F. Gray	Registered Investment Companies	88	$192,912,630,129	0	N/A
	Other Pooled Investment Vehicles	8	$6,797,748,792	1	$159,991,986
	Other Accounts	45	$15,007555,316	4	$1,714,632,123

Arun Keswani	Registered Investment Companies	17	$35,031,781,079	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	4	$1,813,741,165	2	$1,406,728,529

Bhanu Singh	Registered Investment Companies	67	$131,428,054,407	0	N/A
	Other Pooled Investment Vehicles	10	$2,198,757,846	0	N/A
	Other Accounts	53	$14,109,219,410	6	$2,343,218,185

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to multiple accounts. In addition to the Portfolio, these accounts may include registered mutual funds, other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:

Time Management. The management of the Portfolio and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts. Dimensional seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the Portfolio.

Investment Opportunities. It is possible that at times identical securities will be held by the Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across the Portfolio and other eligible Accounts. To deal with these situations, Dimensional has adopted procedures for allocating portfolio transactions across the Portfolio and other Accounts.

Broker Selection. With respect to securities transactions for the Portfolio, Dimensional determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), Dimensional may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Dimensional or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or an Account.

Performance-Based Fees. For some Accounts, Dimensional may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Dimensional with regard to Accounts where Dimensional is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where Dimensional might share in investment gains.

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages, and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolios or other Accounts for which he or she has portfolio management responsibilities.

Dimensional has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Dimensional’s portfolio managers receive a base salary and a bonus. Compensation of a portfolio manager is determined at the discretion of Dimensional and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that they manage. Dimensional reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

Base salary. Each portfolio manager is paid a base salary. Dimensional considers the factors described above to determine each portfolio manager’s base salary.

Semi-annual bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of Dimensional’s stock as determined from time to time by the Board of Directors of Dimensional or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all Dimensional employees.

In addition, portfolio managers may be given the option of participating in Dimensional’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategy or any particular client accounts.

Met/Eaton Vance Floating Rate Portfolio

Other Accounts Managed

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Scott H. Page, CFA	Registered Investment Companies	14	$23,025,265,221	(1)	0	N/A
	Other Pooled Investment Vehicles	11	$9,692,109,135		1	$4,941,284
	Other Accounts	7	$3,633,492,220		0	N/A

	Other Accounts Managed				Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category		Number of Accounts in Category	Total Assets in Accounts in Category
Craig P. Russ	Registered Investment Companies	10	$18,717,087,781	(1)	0	N/A
	Other Pooled Investment Vehicles	3	$6,694,516,923		0	N/A
	Other Accounts	7	$3,633,492,220		0	N/A

Andrew N. Sveen, CFA	Registered Investment Companies	6	$2,375,096,549	(1)	0	N/A
	Other Pooled Investment Vehicles	0	N/A		0	N/A
	Other Accounts	0	N/A		0	N/A

(1)	This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Portfolio’s most recent fiscal year end are reflected in the table.

Material Conflicts of Interest

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Portfolio’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Portfolio and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Portfolio and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Portfolio. In some cases, another account managed by a portfolio manager may compensate Eaton Vance Management (“Eaton Vance”) based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. Eaton Vance has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern Eaton Vance’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation

Compensation of Eaton Vance’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. Eaton Vance’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to Eaton Vance’s employees. Compensation of Eaton Vance’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation — Eaton Vance compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed portfolios and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Portfolio performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a portfolio’s peer group as determined by Lipper or Morningstar is deemed by Eaton Vance’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a portfolio and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For portfolios that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other portfolios, performance is evaluated on a pre-tax basis. For a portfolio with an investment objective other than total return (such as current income), consideration will also be given to the portfolio’s success in achieving its objective. For managers responsible for multiple portfolios and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed portfolios and accounts. Portfolios and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

Eaton Vance seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. Eaton Vance participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Eaton Vance and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of Eaton Vance’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Met/Franklin Low Duration Total Return Portfolio and Met/Templeton International Bond Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Roger Bayston, CFA, Met/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	16	$24,320,000,000	0	N/A
	Other Pooled Investment Vehicles	6	$4,740,000,000	0	N/A
	Other Accounts	0	N/A	1	$2,040,000,000

Kent Burns, CFA, Met/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	6	$7,690,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$3,070,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Christopher J. Molumphy, CFA, Met/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	10	$23,590,000,000	0	N/A
	Other Pooled Investment Vehicles	5	$2,910,000,000	0	N/A
	Other Accounts	3	$244,000.000	0	N/A

Michael Hasenstab, Ph. D., Met/Templeton International Bond Portfolio	Registered Investment Companies	18	$72,910,000,000	0	N/A
	Other Pooled Investment Vehicles	41	$75,590,000,000	2	$432,500,000
	Other Accounts	20	$6,260,000,000	1	$447,600,000

Christine Zhu Met/Templeton International Bond Portfolio	Registered Investment Companies	7	$3,310,000,000	0	N/A
	Other Pooled Investment Vehicles	12	$4,670,000,000	2	$432,500.000
	Other Accounts	10	$2,280,000,000	1	$447,600,000

Sonal Desai, Ph.D. Met/Templeton International Bond Portfolio	Registered Investment Companies	6	$66,300,000,000	0	N/A
	Other Pooled Investment Vehicles	10	$56,000,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

The management of multiple funds, including the Portfolios, and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees, as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolios. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Portfolios may outperform the securities selected for the Portfolios. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolios may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be a relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Portfolios have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary — Each portfolio manager is paid a base salary.

Annual bonus — Annual bonuses are structured to align the interests of a portfolio manager with those of Portfolio’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources, Inc. (Resources) stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Portfolio’s shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•

Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager measured against appropriate risk benchmarks where applicable. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance. The more qualitative contributions of a portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, mentoring of junior staff, contribution to marketing, contribution to team efforts are evaluated in determining the amount of any bonus award.

•	Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Met/Wellington Balanced Portfolio, Met/Wellington Core Equity Opportunities Portfolio and Met/Wellington Large Cap Research Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Cheryl M. Duckworth, Met/Wellington Balanced Portfolio, Met/Wellington Large Cap Research Portfolio	Registered Investment Companies	7	$314,005,979	1	$62,228,968
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Campe Goodman, Met/Wellington Balanced Portfolio	Registered Investment Companies	16	$10,385,124,128	0	N/A
	Other Pooled Investment Vehicles	16	$2,610,380,251	0	N/A
	Other Accounts	51	$28,112,252,561	0	N/A

Lucius T. Hill III, Met/Wellington Balanced Portfolio	Registered Investment Companies	18	$22,053,517,623	0	N/A
	Other Pooled Investment Vehicles	17	$2,378,933,876	0	N/A
	Other Accounts	54	$31,176,000,662	0	N/A

Robert D. Burn* Met/Wellington Balanced Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Donald J. Kilbride, Met/Wellington Core Equity Opportunities Portfolio	Registered Investment Companies	14	$41,900,155,494	1	$26,069,104,019
	Other Pooled Investment Vehicles	5	$238,209,526	0	N/A
	Other Accounts	22	$3,182,861,240	3	$393,157,263

Mark D. Mandel, Met/Wellington Balanced Portfolio, Met/Wellington Large Cap Research Portfolio	Registered Investment Companies	6	$251,777,011	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Joseph F. Marvan, Met/Wellington Balanced Portfolio	Registered Investment Companies	19	$11,489,545,261	0	N/A
	Other Pooled Investment Vehicles	18	$3,121,044,827	0	N/A
	Other Accounts	58	$39,469,128,468	0	N/A

*	“Other Accounts Managed” information as of March 31, 2016.

Material Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Portfolio’s managers listed in the prospectuses who are primarily responsible for the day-to-day management of the Portfolios (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Portfolios. The Investment Professionals make investment decisions for each account, including the relevant Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Portfolio.

An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Portfolio, or make investment decisions that are similar to those made for the relevant Portfolio, both of which have the potential to adversely impact the relevant Portfolio depending on market conditions. For example an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Portfolios. Ms. Duckworth and Mr. Kilbride also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation

Wellington Management receives a fee based on the assets under management of each Portfolio as set forth in the Investment Subadvisory Agreement between Wellington Management and the Adviser on behalf of each

Portfolio. Wellington Management pays its Investment Professionals out of its total revenues, including the advisory fees earned with respect to each Portfolio. The following information relates to the fiscal year ended December 31, 2015.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Investment Professional listed in the prospectuses who are primarily responsible for the day-to-day management of the funds includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Investment Professional is eligible to receive an incentive payment, with the exception of Cheryl Duckworth and Mark Mandel, based on the revenues earned by Wellington Management from the Portfolio managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Portfolio is linked to the gross pre-tax performance of the portion of the Portfolio managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period, which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an Investment Professional can, and typically do, represent a significant portion of an Investment Professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner of is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Ms. Duckworth and Messrs. Goodman, Hill, Kilbride, Mandel and Marvan are Partners.

Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Met/Wellington Balanced Portfolio (Burn, Goodman, Hill, Marvan)	Barclays US Agg Bond Index
Met/Wellington Core Equity Opportunities Portfolio	Russell 1000 Index

MetLife Balanced Plus Portfolio (Overlay Portion), PIMCO Inflation Protected Bond Portfolio and PIMCO Total Return Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mihir Worah, PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio	Registered Investment Companies	41	$152,045,000,000	0	N/A
	Other Pooled Investment Vehicles	38	$20,516,740,000	1	$113,420,000
	Other Accounts	61	$28,907,130,000	9	$2,606,600,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Josh Davis, Ph.D., MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	9	$4,700,770,000	0	N/A
	Other Pooled Investment Vehicles	14	$120,520,000	0	N/A
	Other Accounts	8	$184,870,000	0	N/A

Steve A. Rodosky, MetLife Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	9	$6,728,130,000	0	N/A
	Other Pooled Investment Vehicles	3	$1,472,040,000	2	$1,183,950,000
	Other Accounts	112	$36,625,660,000	7	$1,712,230,000

Graham A. Rennison, CFA MetLive Balanced Plus Portfolio (Overlay Portion)	Registered Investment Companies	1	$350,800,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Scott A. Mather, PIMCO Total Return Portfolio	Registered Investment Companies	24	$137,823,430,000	0	N/A
	Other Pooled Investment Vehicles	23	$13,762,250,000	1	$102,130,000
	Other Accounts	19	$11,838,520,000	3	$2,683,530,000

Mark R, Kiesel, PIMCO Total Return Portfolio	Registered Investment Companies	21	$151,413,050,000	0	N/A
	Other Pooled Investment Vehicles	61	$58,244,790,000	10	$7,425,860,000
	Other Accounts	136	$68,832,200,000	17	$6,272,120,000

Jeremie Banet, PIMCO Inflation Protected Bond Portfolio	Registered Investment Companies	18	$27,671,030,000	0	N/A
	Other Pooled Investment Vehicles	4	$400,630,000	1	$52,000,000
	Other Accounts	3	$1,283,330,000	1	$71,580,000

Material Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Portfolios or other accounts managed by PIMCO and PIMCO’s affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Portfolios or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Portfolios or other accounts managed by PIMCO.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of each Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or one or more Portfolios or other accounts may result in certain Portfolios not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Portfolio’s investment opportunities may also arise when the Portfolio and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Portfolio owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Portfolio’s investment opportunities.

Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. Moreover, a Portfolio or other account managed by PIMCO may invest in a transaction in which one or more other Portfolios or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. Such Portfolios or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between a Portfolio and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Portfolio.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

Compensation

Portfolio Manager Compensation

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Key Principles on Compensation Philosophy include:

•	PIMCO’s pay practices are designed to attract and retain high performers.

•	PIMCO’s pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic and meritocracy.

•	PIMCO’s goal is to ensure key professionals are aligned to PIMCO’s long-term success through equity participation.

•	PIMCO’s “Discern and Differentiate” discipline is exercised where individual performance rating is used for guidance as it relates to total compensation levels.

The Total Compensation Plan consists of three components:

Base Salary — Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus — Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.

Long-term Incentive Compensation — PIMCO has a Long Term Incentive Plan (“LTIP”) which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and long-term incentive awards. PIMCO incorporates a progressive allocation of long-term incentive awards as a percentage of total compensation, which is in line with market practices. The LTIP provides participants with cash awards that appreciate or depreciate based on PIMCO’s operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO’s success. Participation in LTIP is contingent upon continued employment at PIMCO.

Equity Compensation — Equity allows key professionals to participate in the long-term growth of the firm. The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Portfolio or any other account managed by that portfolio manager.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

MetLife Small Cap Value Portfolio

Delaware Investments Fund Advisers:

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Christopher S. Beck, CFA	Registered Investment Companies	6	$4,843,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	14	$270,900,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Steven G. Catricks, CFA	Registered Investment Companies	6	$4,843,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	9	$85,200.000	0	N/A

Kelley A. McKee, CFA	Registered Investment Companies	6	$4,843,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	9	$85,200.000	0	N/A

Kent P. Madden, CFA	Registered Investment Companies	6	$4,843,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	8	$85,200.000	0	N/A

Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Portfolio and the investment actions for each such other fund or account and the Portfolio may differ. For example, an account or fund may be selling a security, while another account or fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or the Portfolio. Additionally, the management of multiple other funds or accounts and the Portfolio may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Portfolio. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. Delaware Investments Fund Advisers, a series of Delaware Business Trust (“Delaware Investments”) has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Delaware Investments’ Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation

Each portfolio manager’s compensation consists of the following:

Base Salary — each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus — each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. The three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan — Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Wells Capital Management Incorporated:

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
James M. Tringas, CFA, CPA	Registered Investment Companies	6	$3,654,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	9	$217,000.000	0	N/A

Robert Rifkin, CFA	Registered Investment Companies	5	$1,285,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	2	$49,000,000	0	N/A

Bryant VanCronkhite, CFA, CPA	Registered Investment Companies	6	$3,654,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	9	$217,000.000	0	N/A

Material Conflicts of Interest

Wells Capital Management’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Compensation

The compensation structure for WellsCap’s Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and/or over longer term periods. Participating in third party investment management compensation surveys provides market-based compensation information to help support individual pay decisions. In addition to investment management compensation surveys, compensation consideration includes prior professional experience, tenure, seniority, and a Portfolio Manager’s team size, scope, and assets under management when determining their fixed base salary. Incentive bonuses are typically tied to relative, pre-tax investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5-year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of the Portfolio, the benchmark against which the performance of the Portfolio’s investment portfolio may be compared for these purposes generally is indicated in the performance section of the Portfolio’s Prospectus. In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo’s 401(k) plan that features a limited matching contribution. Eligibility for and participation in the 401(k) plan is available to all employees on the same basis.

MFS® Research International Portfolio, MFS® Total Return Portfolio and MFS® Value Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jose Luis Garcia, MFS® Research International Portfolio	Registered Investment Companies	12	$15,727,672,675	0	N/A
	Other Pooled Investment Vehicles	10	$1,081,075,940	0	N/A
	Other Accounts	15	$2,326,397,631	0	N/A

Victoria Higley,* MFS® Research International Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Thomas Melendez, MFS® Research International Portfolio	Registered Investment Companies	7	$13,687,104,364	0	N/A
	Other Pooled Investment Vehicles	2	$181,004,851	0	N/A
	Other Accounts	1	$174,947,321	0	N/A

Brooks A. Taylor, MFS® Total Return Portfolio	Registered Investment Companies	7	$14,591,804,915	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	2	$30,818,873	0	N/A

Joshua P. Marston, MFS® Total Return Portfolio	Registered Investment Companies	9	$18,793,213,511	0	N/A
	Other Pooled Investment Vehicles	7	$1,239,710,161	0	N/A
	Other Accounts	12	$381,586,346	0	N/A

Steven R. Gorham, MFS® Total Return Portfolio, MFS® Value Portfolio	Registered Investment Companies	15	$54,898,474,367	0	N/A
	Other Pooled Investment Vehicles	8	$5,845,947,510	0	N/A
	Other Accounts	42	$17,626,129,924	0	N/A

Richard O. Hawkins, MFS® Total Return Portfolio	Registered Investment Companies	10	$16,876,873,201	0	N/A
	Other Pooled Investment Vehicles	4	$3,669,659,682	0	N/A
	Other Accounts	2	$226,825,945	0	N/A

William P. Douglas, MFS® Total Return Portfolio	Registered Investment Companies	3	$9,981,963,644	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jonathan W. Sage, MFS® Total Return Portfolio	Registered Investment Companies	25	$21,497,344,529	0	N/A
	Other Pooled Investment Vehicles	17	$4,129,725,119	0	N/A
	Other Accounts	37	$10,762,946,238	0	N/A

Nevin P. Chitkara, MFS® Total Return Portfolio, MFS® Value Portfolio	Registered Investment Companies	16	$54,939,126,570	0	N/A
	Other Pooled Investment Vehicles	8	$5,845,947,510	0	N/A
	Other Accounts	42	$17,626,129,924	0	N/A

Advisory fees are not based upon performance of any of the accounts identified in the table above.

*	Information as of February 29, 2016.

Material Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Portfolios and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple portfolios and accounts (including proprietary accounts) gives rise to conflicts of interest if the Portfolios and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple Portfolios and accounts. In certain instances there are securities which are suitable for a Portfolio’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Portfolio’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another Portfolio or account that may adversely affect the value of the Portfolio’s investments. Investments selected for portfolios or accounts other than the Portfolios may outperform investments selected for the Portfolios.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolios, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary — Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

•	Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to Mr. Melendez and Ms. Higley, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Messrs. Garcia, Taylor, Marston, Gorham, Hawkins, Douglas, Sage, and Chitkara, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2015, the following benchmarks were used to measure the following portfolio managers’ performance for the following Portfolios:

Portfolio Manager	Portfolio(s)	Benchmark(s)
Jose Luis Garcia	MFS® Research International Portfolio	MSCI EAFE (Europe, Australasia, Far East) Index (net div)

Brooks A. Taylor	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index

Joshua P. Marston	MFS® Total Return Portfolio	Barclay’s U.S. Aggregate Bond Index

Steven R. Gorham	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index
	MFS® Value Portfolio	Russell 1000 Value Index

Richard O. Hawkins	MFS® Total Return Portfolio	Barclay’s U.S. Aggregate Bond Index

William P. Douglas	MFS® Total Return Portfolio	Barclay’s U.S. Aggregate Bond Index

Jonathan W. Sage	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index

Nevin P. Chitkara	MFS® Total Return Portfolio	Standard & Poor’s 500 Stock Index
	MFS® Value Portfolio	Russell 1000 Value Index

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Consideration is given to portfolio performance over one, three and five years with an emphasis placed on the longer periods. For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from Portfolios’ and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan, and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Morgan Stanley Mid Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Dennis Lynch	Registered Investment Companies	25	$15,465,112,546	0	N/A
	Other Pooled Investment Vehicles	6	$7,172,184,276	0	N/A
	Other Accounts	13	$2,433,035,971	2	$792,698,936

David Cohen	Registered Investment Companies	25	$15,465,112,546	0	N/A
	Other Pooled Investment Vehicles	6	$7,172,184,276	0	N/A
	Other Accounts	13	$2,433,035,971	2	$792,698,936

Sam Chainani	Registered Investment Companies	25	$15,465,112,546	0	N/A
	Other Pooled Investment Vehicles	6	$7,172,184,276	0	N/A
	Other Accounts	13	$2,433,035,971	2	$792,698,936

Alexander Norton	Registered Investment Companies	25	$15,465,112,546	0	N/A
	Other Pooled Investment Vehicles	6	$7,172,184,276	0	N/A
	Other Accounts	13	$2,433,035,971	2	$792,698,936

Jason Yeung	Registered Investment Companies	25	$15,465,112,546	0	N/A
	Other Pooled Investment Vehicles	6	$7,172,184,276	0	N/A
	Other Accounts	13	$2,433,035,971	2	$792,698,936

Armistead Nash	Registered investment Companies	25	$15,465,112,546	0	0
	Other Pooled Investment Vehicles	6	$7,172,184,276	0	0
	Other Accounts	13	$2,433,035,971	2	N/A

Material Conflicts of Interest

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. In addition, a conflict of interest could exist to the extent the Sub-Adviser has proprietary investment in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Sub-Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Sub-Adviser manages accounts that engage in short sales of securities of the type in which the Portfolio invests, the Sub-Adviser could be seen as harming the sales performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Sub-Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation may be granted as a deferred cash award under the Investment Management Alignment Plan (IMAP), as an equity-based award or as a deferred incentive compensation award under another Firm compensation plan. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee (“CMDS”) of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.

Incentive compensation may include:

•	Cash Bonus.

•	Deferred Compensation:

•

A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.

•

IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Advisor’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Deferred incentive awards granted under IMAP are notionally invested in referenced funds advised by the Adviser or its affiliates. Portfolio managers must notionally invest at least 25% of their IMAP award in a combination of the designated funds managed by the PM that are included in the IMAP notional investment menu.

•

Deferred compensation awards are typically subject to vesting over a multi-year period and are cancellable in the event the employee terminates employment prior to the vesting date (other than for reasons of death, disability, retirement and involuntary termination not involving a cancellation event). Prior to distribution, deferred compensation awards are also subject to cancellation and clawback in the event the employee engages in certain proscribed behavior, including, without limitation, if the employee engages in “cause” (i.e., any act or omission that constitutes a breach of obligation to the Firm, including failure to comply with internal compliance, ethics or risk management standards and failure or refusal to perform duties satisfactorily, including supervisory and management duties) and if the employee takes any action, or fails to take any action (including with respect to direct supervisory responsibilities) where such action or omissions: causes a restatement of the Firm’s consolidated financial results; constitutes a violation of the Firm’s Global Risk Management Principles, Policies and Standards; or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

Eligibility for, and the amount of any, incentive compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/accounts managed by the portfolio manager

•	Revenue and profitability of the Firm

•	Return on equity and risk factors of both the business units and Morgan Stanley

•	Assets managed by the portfolio manager

•	External market conditions

•	New business development and business sustainability

•	Contribution to client objectives

•	Team, product and/or Investment Management performance

•	Individual contribution and performance

The Firm has a Global Incentive Compensation Discretion Policy, approved by the CMDS. This policy sets forth standards for the appropriate exercise of managerial discretion in determining the level of incentive compensation to be awarded to an employee. This policy specifically provides that all managers must consider whether an employee managed risk appropriately and effectively managed and supervised the risk control practices of his or her employee reports during the performance year. For the Firm’s material risk takers, managers are required to document their decision making process for discretionary compensation. Managers are trained on these requirements annually and are required to certify compliance with the applicable requirements. The Policy is reviewed at least annually, and updated as needed.

Neuberger Berman Genesis Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Judith M. Vale	Registered Investment Companies	1	$10,138,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$365,000,000	0	N/A
	Other Accounts*	125	$1,653,000,000	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Robert W. D’Alelio	Registered Investment Companies	1	$10,138,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$365,000,000	0	N/A
	Other Accounts*	125	$1,653,000,000	0	N/A

Brett S. Reiner	Registered Investment Companies	1	$10,138,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$365,000,000	0	N/A
	Other Accounts*	125	$1,653,000,000	0	N/A

Gregory G. Spiegel	Registered Investment Companies	1	$10,138,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	96	$65,000,000	0	N/A

*	Other Accounts” include: Institutional Separate Accounts, Subadvised Accounts and Managed Accounts (WRAP Accounts).

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Portfolio or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Portfolio, and which may include transactions that are directly contrary to the positions taken by a Portfolio. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a Portfolio it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the Portfolio for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Portfolio may not be able to take full advantage of that opportunity. Further, the Manager may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a Portfolio, having similar or different objectives. A conflict may also be created by investing in different parts of an issuer’s capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a Portfolio may outperform the securities selected for the Portfolio. Finally, a conflict of interest may arise if the Manager and a

Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible.

NBIA and each Portfolio have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Neuberger Berman’s philosophy is one that focuses on rewarding performance and incentivizing its employees. The firm considers a variety of factors in determining fixed and variable compensation for employees, including firm performance, individual performance, overall contribution to the team, collaboration with colleagues across the firm, effective partnering with clients to achieve goals, risk management and the overall investment performance. It is the firm’s foremost goal to create a compensation process that is fair, transparent, and competitive with the market.

Neuberger Berman investment professionals on fixed income portfolio management teams receive a fixed salary and are eligible for an annual bonus. The annual bonus for an individual investment professional is paid from a “bonus pool” made available to the fixed income portfolio management team with which the investment professional is associated. The amount available in the bonus pool is determined based on a number of factors including the revenue that is generated by that particular portfolio management team, less certain adjustments. Once the final size of the available bonus pool is determined, individual bonuses are determined based on a number of factors including, but not limited to, the aggregate investment performance of all strategies managed by the individual, utilization of central resources, business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In some cases, bonus pools may be subject to a hold-back applied to revenues. Research Analysts who are embedded within fixed income portfolio management teams participate in a similar compensation structure established for their respective teams, at the discretion of their group heads, thereby aligning them with the long-term performance of their respective teams.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to the firm’s success in retaining employees.

The terms of Neuberger Berman’s long-term retention incentives are as follows:

•

Employee-Owned Equity. An integral part of Neuberger Berman’s management buyout in 2009 was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the equity units owned by all employees. These units were subject to vesting (generally 25% vested each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of the Contingent Compensation Program (vesting over 3 years). For 2017 (and in some cases 2016), the Contingent Compensation Program will allow eligible employees to elect to receive 50% of deferred compensation in the form of vested equity. Eligible employees who have represented that they have sufficient direct investments in Neuberger Berman strategies in their private accounts (typically, 50% of their average three year-year compensation) can elect to receive up to 100% of deferred compensation in the form of vested equity.

Further, employees may have purchased vested equity through a Capital Units Election Program offering — Neuberger Berman anticipates a similar offering in the first quarter of 2016 through which eligible employees will be able to purchase equity, subject to allocation capacity and program terms and conditions.

In implementing these programs, Neuberger Berman has established additional ways to expand employee-owned equity while also insuring that it continues to align the interests of employees with the interests of clients.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•

Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of employees with the success of the firm and the interests of clients, and to reward continued employment. Under the CCP, a percentage of a participant’s total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. In addition, certain CCP Participants may make an election to receive a portion of their contingent compensation in the form of equity, subject to vesting provisions and other provisions generally consistent with those of the traditional CCP. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent compensation amounts vest over three years. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•

Restrictive Covenants. Most investment professionals, including Portfolio Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Oppenheimer Global Equity Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Rajeev Bhaman, CFA,	Registered Investment Companies	8	$16,650,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$338,320,000	0	N/A
	Other Accounts	1	$125,670,000	0	N/A

Material Conflicts of Interest

At different times, the Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Portfolio, or he may manage funds or accounts with different investment objectives and strategies. As indicated in the chart above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolios. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Portfolios’ investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between a Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by Oppenheimer have the same management fee. If the management fee structure of another fund or account is more advantageous to Oppenheimer than the fee structure of a Portfolio, Oppenheimer could have an incentive to favor the other fund or account. However, Oppenheimer’s compliance procedures and Code of Ethics recognize Oppenheimer’s fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation

Portfolio managers are employed and compensated by Oppenheimer or an affiliate, not by the Portfolio. Under the compensation program for portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. A portfolio manager’s compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflicts of interest arising from a portfolio manager’s responsibilities managing different funds or accounts.

Portfolio manager compensation generally consists of three components: a base salary, an annual bonus, and eligibility to participate in long-term awards. In general, the average proportion of total compensation among these three components is as follows: base salary is 15%, annual bonus is 65%, and long-term awards are 20%.

The base pay component for each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.

The annual bonus is calculated based on two factors: a formulaic performance portion and a discretionary portion. In general, the formulaic performance portion is a much larger part of the annual bonus than the discretionary portion. The formulaic performance portion of the annual bonus is measured against the one, three and five year performance, or performance since inception, as applicable, of the fund(s) relative to an appropriate Morningstar peer group category selected by senior management. Performance is measured on a pre-tax basis. The compensation structure is weighted towards long-term performance of the funds, with one year performance weighted at 20%, three year performance rated at 30%, and five year performance weighted at 50%. This formula has the effect of rewarding consistently above median performance, which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, formulaic performance based bonus.

The discretionary portion of the annual bonus is determined by senior management of Oppenheimer and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

Finally, the long-term award component consists of grants in the form of appreciation rights in regard to the common stock of Oppenheimer’s holding company parent, restricted shares of such common stock, as well as deferred cash investments in the fund(s) managed by a portfolio manager. Portfolio managers must elect to receive between 20% and 50% of their long-term award component in the form of a deferred cash award indexed to the portfolio(s) and fund(s) managed. These awards settle in cash at the end of a three-year vesting period. Through this long-term award component, portfolio managers’ interests are further aligned with those of fund shareholders.

The compensation structure of other funds and/or accounts managed by a portfolio manager, if any, is generally the same as the compensation structure described above. A portfolio manager’s compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from that described below.

The Morningstar peer group category for Mr. Bhaman with respect to the Portfolio is World Stock.

PanAgora Global Diversified Risk Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Edward Qian, Ph.D., CFA	Registered Investment Companies	3	$642,800,000	0	N/A
	Other Pooled Investment Vehicles	12	$1,494,000,000	1	$418,200,000
	Other Accounts	81	$6,551,000,000	8	$450,300,000

Bryan Belton, CFA	Registered Investment Companies	2	$602,200,000	0	N/A
	Other Pooled Investment Vehicles	7	$879,400,000	1	$418,200,000
	Other Accounts	60	$4,816,000,000	8	$450,300,000

Material Conflicts of Interest.

The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include retirement plans and separately managed accounts, as well as incubated accounts. The other accounts might have similar investment objectives as the Fund, or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers’ management of the Fund, and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Fund, such securities might not be suitable for the Fund given its investment objective and related restrictions.

Compensation

All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not revenue associated with these accounts.

Senior employees of the company can own up to 20% of PanAgora through restricted stocks and options under the provisions of the PanAgora Employees Ownership Plan. To ensure the retention benefit of the plan, the ownership is subject to a vesting schedule. The ownership is primarily shared by members of the senior management team as well as senior investment and research professionals.

Pyramis® Government Income Portfolio and Pyramis® Managed Risk Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
William Irving, Pyramis® Government Income Portfolio	Registered Investment Companies	14	$33,601,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$815,000,000	0	N/A
	Other Accounts	3	$1,287,000,000	0	N/A

Franco Castagliuolo, Pyramis® Government Income Portfolio	Registered Investment Companies	14	$33,601,000,000	0	N/A
	Other Pooled Investment Vehicles	4	$815,000,000	0	N/A
	Other Accounts	2	$1,267,000,000	0	N/A

Xuehai En, Pyramis® Managed Risk Portfolio	Registered Investment Companies	6	$15,467,000,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	1	5,000,000	0	N/A

Pyramis® Government Income Portfolio (William Irving & Franco Castagliuolo)

Material Conflicts of Interest

The portfolio managers’ compensation plan may give rise to potential conflicts of interest. Although investors in the Portfolios may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the Portfolio, rather than their after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the Portfolio. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Compensation

William Irving is lead portfolio manager of Pyramis® Government Income Portfolio and receives compensation for his services. Franco Castagliuolo is co-manager of Pyramis® Government Income Portfolio and receives compensation for his services. As of December 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index assigned to each fund or account and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR.

The portion of a portfolio manager’s bonus that is linked to the investment performance of Pyramis® Government Income Portfolio is based on the Portfolio’s pre-tax investment performance measured against the 40% Barclays U.S. Treasury 5+ Year Index/25% Barclays U.S. Agency Index/35% Barclays U.S. MBS Index Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FIAM’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Pyramis® Managed Risk Portfolio (Xuehai En)

Material Conflicts of Interest

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s compensation is linked to the pre-tax performance of the Portfolio, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the Portfolio. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

Compensation

Xuehai En is lead portfolio manager of the Pyramis® Managed Risk Portfolio and receives compensation for his services. As of December 31, 2015, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of a portfolio manager’s compensation may be deferred based on criteria established by FIAM or its affiliate or at the election of the portfolio manager.

A portfolio manager’s base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The primary components of a portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FIAM) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of a portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of a portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FIAM or its affiliate.

The portion of the portfolio manager’s bonus that is linked to the investment performance of the Pyramis® Managed Risk Portfolio is based on the Portfolio’s pre-tax investment performance measured against a composite index, the components of which are 42% Dow Jones U.S. Total Stock Market Index, 18% MSCI EAFE Index (Net MA tax), 35% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. 3 Month Treasury Bellwether Index. Another component of the portfolio manager’s bonus is based on the portfolio manager’s ability to maintain the Portfolio’s volatility target (as disclosed in the prospectus) over a rolling one-year period. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, the parent company of FIAM and its affiliates. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Schroders Global Multi-Asset Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Johanna Kyrklund	Registered Investment Companies	1	$7,433,340,000	0	N/A
	Other Pooled Investment Vehicles	9	$12,451,660,000	0	N/A
	Other Accounts	7	$1,730,520,000	5	$1,370,000,000

Michael Hodgson	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	17	$3,787,000,000	0	N/A
	Other Accounts	6	$2,429,000,000	0	N/A

Philip Chandler	Registered Investment Companies	1	$7,433,340,000	0	N/A
	Other Pooled Investment Vehicles	3	$594,590,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Material Conflicts of Interest

Whenever a portfolio manager of the Portfolio manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Portfolio and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the Portfolio may be seen itself to constitute a conflict with the interest of the Portfolio.

Each portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.

Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation

Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Portfolio’s portfolio managers are compensated for their services to the Portfolio and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all Schroders employees. Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, is benchmarked annually against market data to ensure competitive salaries, and is paid in cash. The portfolio managers’ base salary is fixed and is subject to an annual review and will increase if market movements make this necessary or if there has been an increase in responsibilities.

Each portfolio manager’s bonus is based in part on performance. Discretionary bonuses for portfolio managers may be comprised of an agreed contractual floor, a revenue component and/or a discretionary component. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the bonus to pre-bonus profit ratio before tax and the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders assesses the performance of their funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods), the level of funds under management and the level of performance fees generated, if any. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance.

For those employees receiving significant bonuses, a part may deferred in the form of Schroders plc stock. These employees may also receive part of the deferred award in the form of notional cash investments in a range of Schroder Funds. These deferrals vest over a period of three years and are designed to ensure that the interests of the employees are aligned with those of the shareholders of Schroders.

For the purposes of determining the bonuses for the portfolio managers, the relevant external benchmarks for performance comparison is a benchmark appropriate to the product.

SSGA Growth and Income ETF Portfolio and SSGA Growth ETF Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category*	Total Assets in Accounts in Category*	Number of Accounts in Category*	Total Assets in Accounts in Category*
Daniel P. Farley, CFA, SSGA Growth ETF Portfolio, SSGA Growth and Income ETF Portfolio	Registered Investment Companies	30	$1,730,000,000	0	N/A
	Other Pooled Investment Vehicles	143	$27,690,000,000	0	N/A
	Other Accounts	187	$25,920,000,000	13	$1,440,000,000

Timothy J. Furbush, CFA, SSGA Growth ETF Portfolio, SSGA Growth and Income ETF Portfolio	Registered Investment Companies	30	$1,730,000,000	0	N/A
	Other Pooled Investment Vehicles	143	$27,690,000,000	0	N/A
	Other Accounts	187	$25,920,000,000	13	$1,440,000,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category*	Total Assets in Accounts in Category*	Number of Accounts in Category*	Total Assets in Accounts in Category*
Michael Martel, SSGA Growth ETF Portfolio, SSGA Growth and Income ETF Portfolio	Registered Investment Companies	30	$1,730,000,000	0	N/A
	Other Pooled Investment Vehicles	143	$27,690,000,000	0	N/A
	Other Accounts	187	$25,920,000,000	13	$1,440,000,000

*	Assets are managed on a team basis. The number of accounts and total assets for individual team members may vary from the accounts shown above. The table above refers to accounts of the Investment Solutions Group of State Street Global Advisers (“SSGA”), which is comprised of other advisory affiliates of State Street Corporation, including SSGA Funds Management, Inc. (“SSGA FM”), the Portfolios’ Sub-adviser.

Material Conflicts of Interest

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolios. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Portfolios. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Portfolio maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Compensation

The compensation of SSGA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street Corporation’s performance, SSGA performance, and individual performance. Each year State Street Corporation’s Global Human Resources department participates in compensation surveys in order to provide SSGA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street Corporation and SSGA business results, State Street Corporation allocates an incentive pool to SSGA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability and performance against risk-related goals, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSGA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

TCW Core Fixed Income Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stephen M. Kane	Registered Investment Companies	29	$93,206,852,298	2	$136,379,608
	Other Pooled Investment Vehicles	45	$9,294,020,378	23	$2,238,310,210
	Other Accounts	250	$33,169,310,110	7	$4,441,139,427

Laird R. Landmann	Registered Investment Companies	27	$93,208,813,617	1	$133,274,017
	Other Pooled Investment Vehicles	42	$8,185,413,342	23	$2,238,310,210
	Other Accounts	250	$33,169,310,110	7	$4,441,139,427

Tad Rivelle	Registered Investment Companies	28	$100,868,251,235	2	$136,379,608
	Other Pooled Investment Vehicles	42	$8,147,523,806	23	$2,238,310,210
	Other Accounts	250	$33,169,310,110	7	$4,441,139,427

Bryan Whalen	Registered Investment Companies	25	$100,847,762,070	1	$133,274,017
	Other Pooled Investment Vehicles	40	$7,105,311,747	23	$2,238,310,210
	Other Accounts	250	$33,169,310,110	7	$4,441,139,427

Material Conflicts of Interest

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Portfolio), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to the Portfolio. When accounts managed by TCW (including the Portfolio) invest in different parts of an issuer’s capital structure (e.g., one account owns equity securities of an issuer while another account owns debt obligations of the same issuer), actual or potential conflicts of interest may also arise with respect to decisions concerning the issuer’s financing, investments or risks, among other issues, as related to the interests of the accounts. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Portfolio.

Compensation

The overall objective of TCW’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in TCW’s parent company (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of net income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is typically paid quarterly. In most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of certain expenses (including base salaries) related to the strategy group. The profit sharing percentage used to compensate a portfolio manager for management of the Portfolio is generally the same as that used to compensate portfolio managers for all other client accounts in the same strategy managed by TCW or one of the other TCW Advisors (together, “the TCW Group”). Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the Portfolio, including alternative investment products; the portfolio manager would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and the TCW Group, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Portfolio managed by the portfolio manager as disclosed in the prospectus. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Portfolio.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases bonuses may be paid on a discretionary basis out of a department profit sharing pool, as determined by the supervisor(s) in the department. In other cases where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by the TCW Group. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. Many portfolio managers participate in equity incentives based on overall firm performance of the TCW Group and its affiliates, through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TCW’s parent company. The plans include the Fixed Income Retention Plan, Restricted Unit Plan and 2013 Equity Unit Incentive Plan.

Under the Fixed Income Retention Plan, certain portfolio managers in the fixed income area were awarded cash and/or partnership units in TCW’s parent company, either on a contractually-determined basis or on a discretionary basis. Awards under this plan were made in 2010 that vest over a period of time and other awards are granted annually.

Under the Restricted Unit Plan, certain portfolio managers in the fixed income and equity areas were awarded partnership units in TCW’s parent company. Awards under this plan vest over time. Vesting is in part dependent on satisfaction of performance criteria.

Under the 2013 Equity Unit Incentive Plan, certain portfolio managers in the fixed income and equity areas are awarded options to acquire partnership units in the TCW’s parent company with a strike price equal to the fair market value of the option at the date of grant. The options granted under the plan are subject to vesting and other conditions.

Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

T. Rowe Price Large Cap Growth Portfolio, T. Rowe Price Large Cap Value Portfolio, T. Rowe Price Mid Cap Growth Portfolio and T. Rowe Price Small Cap Growth Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Joseph B. Fath, T. Rowe Price Large Cap Growth Portfolio	Registered Investment Companies	10	$57,910,908,386	0	N/A
	Other Pooled Investment Vehicles	1	$5,101,688,611	0	N/A
	Other Accounts	7	$1,843,507,893	0	N/A

Sudhir Nanda, T. Rowe Price Small Cap Growth Portfolio	Registered Investment Companies	2	$2,725,653,725	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mark S. Finn, T. Rowe Price Large Cap Value Portfolio	Registered Investment Companies	6	$30,654,041,147	0	N/A
	Other Pooled Investment Vehicles	6	$9,038,672,285	0	N/A
	Other Accounts	26	$3,690,417,092	0	N/A

John D. Linehan, T. Rowe Price Large Cap Value Portfolio	Registered Investment Companies	13	$35,689,114,298	0	N/A
	Other Pooled Investment Vehicles	6	$6,989,387,557	0	N/A
	Other Accounts	30	$4,569,933,435	0	N/A

Heather K. McPherson, T. Rowe Price Large Cap Value Portfolio	Registered Investment Companies	3	$4,063,828,,007	0	N/A
	Other Pooled Investment Vehicles	4	$1,881,819,815	0	N/A
	Other Accounts	24	$3,267,969,854	0	N/A

Brian W.H. Berghuis, T. Rowe Price Mid Cap Growth Portfolio	Registered Investment Companies	7	$37,498,552,712	0	N/A
	Other Pooled Investment Vehicles	2	$1,670,149,850	0	N/A
	Other Accounts	7	$1,771,289,413	0	N/A

Material Conflicts of Interest

Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed below, the portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

T. Rowe Price, T. Rowe Price International, and T. Rowe Price Hong Kong have developed written trade allocation guidelines for their trading desks. Generally, when the amount of securities available in a public or initial offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a sysem-generated random allocation. For example, adjustments may be made: (i) to eliminate de minimis positions or satisfy minimum denomination requirements; (ii) to give priority to accounts with specialized investment policies and objectives; and (iii) to allocate in light of a participating portfolio’s characteristics, (e.g., available cash, industry or issuer concentration, duration, credit exposure). With respect to any private placement transactions, conditions imposed by the issuer or client may limit availability of allocations to client accounts.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, though tax efficiency is considered.

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.

Van Eck Global Natural Resources Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Charles Cameron	Registered Investment Companies	3	$2,559,000,000	0	N/A
	Other Pooled Investment Vehicles	5	$287,000,000	3	$39,000,000
	Other Accounts	4	$181,000,000	1	$22,000,000

Shawn Reynolds	Registered Investment Companies	3	$2,559,000,000	0	N/A
	Other Pooled Investment Vehicles	5	$287,000,000	3	$39,000,000
	Other Accounts	4	$181,000,000	1	$22,000,000

Material Conflicts of Interest

Van Eck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for their own accounts (together, “Other Accounts”). Such Other Accounts may have investment objectives or may implement investment strategies similar to those of the Portfolio. When Van Eck implements investment strategies for Other Accounts that are similar or directly contrary to the positions taken by the Portfolio, the prices of the Portfolio’s securities may be negatively affected. For example, when purchase or sales orders for the Portfolio are aggregated with those of Other Accounts and allocated among them, the price that the Portfolio pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as subadviser to only the Portfolio. When Other Accounts are selling a security that the Portfolio owns, the price of that security may decline as a result of the sales. The compensation that Van Eck receives from Other Accounts may be higher than the compensation received by Van Eck for sub-advising the Portfolio. Van Eck does not believe that its activities materially disadvantage the Portfolio. Van Eck has implemented procedures to monitor trading across the Portfolio and its Other Accounts.

Compensation

The portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, Van Eck and affiliates manage accounts with incentive fees.

Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio

Other Accounts Managed

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
S. Kenneth Leech, Strategic Bond Opportunities Portfolio, U.S. Government Portfolio	Registered Investment Companies	108	$173,547,518,585	0	N/A
	Other Pooled Investment Vehicles	276	$84,844,124,650	8	$1,537,449,492
	Other Accounts	622	$171,718,038,196	57	$17,552,174,024

Carl L. Eichstaedt, Strategic Bond Opportunities Portfolio	Registered Investment Companies	15	$31,095,807,924	0	N/A
	Other Pooled Investment Vehicles	23	$9,857,694,587	0	N/A
	Other Accounts	150	$38,982,314,664	23	$7,520,353,278

Mark Lindbloom, Strategic Bond Opportunities Portfolio, U.S. Government Portfolio	Registered Investment Companies	16	$31,710,636,298	0	N/A
	Other Pooled Investment Vehicles	20	$10,268,428,342	0	N/A
	Other Accounts	133	$35,856,573,922	23	$7,749,668,314

Frederick Marki, U.S. Government Portfolio	Registered Investment Companies	3	$1,758,054,163	0	N/A
	Other Pooled Investment Vehicles	2	$65,476,782	0	N/A
	Other Accounts	20	$7,106,724,415	7	$1,470,701,995

Michael Buchanan, Strategic Bond Opportunities Portfolio	Registered Investment Companies	43	$38,142,716,193	0	N/A
	Other Pooled Investment Vehicles	78	$34,650,894,195	4	$1,136,304,589
	Other Accounts	191	$50,663,684,617	21	$7,507,451,053

Chia-Liang Lian, CFA, Strategic Bond Opportunities Portfolio	Registered Investment Companies	27	$30,593,374,003	0	N/A
	Other Pooled Investment Vehicles	41	$13,712,701,261	1	$113,945,343
	Other Accounts	150	$30,797,780,378	28	$8,670,864,949

Christopher Orndoff, Strategic Bond Opportunities Portfolio	Registered Investment Companies	13	$4,225,089,202	0	N/A
	Other Pooled Investment Vehicles	28	$8,701,643,827	2	$154,956,178
	Other Accounts	57	$26,598,571,524	7	$4,713,903,720

Note: Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Material Conflicts of Interest

Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a Portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Firm has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Firm may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved. Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account. Western Asset’s team approach to portfolio management and block trading approach works to limit this potential risk.

The Firm also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log which is reviewed on a regular basis for possible issues.

Employees of the Firm have access to transactions and holdings information regarding client accounts and the Firm’s overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, the Firm maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of the Firm’s business. The Code of Ethics is administered by the Legal and Compliance Department and monitored through the Firm’s compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The Firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Compensation

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. Western’s philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one’s group and the Firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the Firm as well as relative performance of their specific portfolios/product and are determined by the professional’s job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved, and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current Firm and portfolio strategy, and communication with clients. In reviewing pre-tax investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund’s benchmark index.

MET INVESTORS SERIES TRUST

PART C

Other Information

Item 28.	Exhibits

All references are to the Registrant’s registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183 (the “Registration Statement”)

Exhibit No.	Description of Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 59 to the Registration Statement filed with the SEC on April 29, 2013 (“Post-Effective Amendment No. 59”).

(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registration Statement.

(b)	Amended and Restated By-Laws are incorporated by reference to Exhibit (b) to the Registration Statement filed with the SEC on February 26, 2015.

(c)	None other than Exhibit 1.

(d)(1)	Management Agreement between Registrant and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32 to the Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”).

(d)(1)(i)	Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 32.

(d)(1)(ii)	Amendment No. 2 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 32.

(d)(1)(iii)	Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 32.

(d)(1)(iv)	Amendment No. 4 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(d)(1)(v)	Amendment No. 5 to Management Agreement is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 32.

(d)(1)(vi)	Amendment No. 6 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 32.

(d)(1)(vii)	Amendment No. 7 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 32.

(d)(1)(viii)	Amendment No. 8 to Management Agreement is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 32.

(d)(1)(ix)	Amendment No. 9 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 32.

(d)(1)(x)	Amendment No. 10 to Management Agreement is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 32.

(d)(1)(xi)	Amendment No. 11 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xi) to Post-Effective Amendment No. 32.

(d)(1)(xii)	Amendment No. 12 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 32.

(d)(1)(xiii)	Amendment No. 13 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiii) to Post-Effective Amendment No. 32.

(d)(1)(xiv)	Amendment No. 14 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiv) to Post-Effective Amendment No. 32.

(d)(1)(xv)	Amendment No. 15 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xv) to Post-Effective Amendment No. 32.

(d)(1)(xvi)	Amendment No. 16 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvi) to Post-Effective Amendment No. 32.

(d)(1)(xvii)	Amendment No. 17 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(d)(1)(xviii)	Amendment No. 18 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xviii) to Post-Effective Amendment No. 32.

(d)(1)(xix)	Amendment No. 19 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xix) to Post-Effective Amendment No. 32.

(d)(1)(xx)	Amendment No. 20 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xx) to Post-Effective Amendment No. 32.

(d)(1)(xxi)	Amendment No. 21 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxi) to Post-Effective Amendment No. 32.

(d)(1)(xxii)	Amendment No. 22 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxii) to Post-Effective Amendment No. 32.

(d)(1)(xxiii)	Amendment No. 23 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxiii) to Post-Effective Amendment No. 32.

(d)(1)(xxiv)	Amendment No. 24 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxiv) to Post-Effective Amendment No. 32.

(d)(1)(xxv)	Amendment No. 25 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxv) to Post-Effective Amendment No. 32.

(d)(1)(xxvi)	Amendment No. 26 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvi) to Post-Effective Amendment No. 32.

(d)(1)(xxvii)	Amendment No. 27 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvii) to Post-Effective Amendment No. 32.

(d)(1)(xxviii)	Amendment No. 28 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxviii) to Post-Effective Amendment No. 32.

(d)(1)(xxix)	Amendment No. 29 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxix) to Post-Effective Amendment No. 32.

(d)(1)(xxx)	Amendment No. 30 to Management Agreement is incorporated by reference to Exhibit(d)(1)(xxx) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(d)(1)(xxxi)	Amendment No. 31 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxi) to Post-Effective Amendment No. 32.

(d)(1)(xxxii)	Amendment No. 32 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxii) to Post-Effective Amendment No. 32.

(d)(1)(xxxiii)	Amendment No. 33 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiii) to Post-Effective Amendment No. 32.

(d)(1)(xxxiv)	Amendment No. 34 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiv) to Post-Effective Amendment No. 36 to the Registration Statement filed with the SEC on April 30, 2010 (“Post-Effective Amendment No. 36”).

(d)(1)(xxxv)	Amendment No. 35 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxv) to Post-Effective Amendment No. 42 to the Registration Statement filed with the SEC on April 29, 2011 (“Post-Effective Amendment No. 42”).

(d)(1)(xxxvi)	Amendment No. 36 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxvi) to Post-Effective Amendment No. 42.

(d)(1)(xxxvii)	Amendment No. 37 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxvii) to Post-Effective Amendment No. 47 to the Registration Statement filed with the SEC on April 27, 2012 (“Post-Effective Amendment No. 47”).

(d)(1)(xxxviii)	Amendment No. 38 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxviii) to Post-Effective Amendment No. 47.

(d)(1)(xxxix)	Amendment No. 39 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxix) to Post-Effective Amendment No. 59.

(d)(1)(xl)	Amendment No. 40 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xl) to Post-Effective Amendment No. 59.

(d)(1)(xli)	Amendment No. 41 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xli) to Post-Effective Amendment No. 59.

Exhibit No.	Description of Exhibits

(d)(1)(xlii)	Amendment No. 42 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlii) to Post-Effective Amendment No. 59.

(d)(1)(xliii)	Amendment No. 43 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xliii) to Post-Effective Amendment No. 65 to the Registration Statement filed with the SEC on February 14, 2014 (“Post-Effective Amendment No. 65”).

(d)(1)(xliv)	Amendment No. 44 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xliv) to Post-Effective Amendment No. 65.

(d)(1)(xlv)	Amendment No. 45 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlv) to Post-Effective Amendment No. 68 to the Registration Statement filed with the SEC on April 24, 2014 (“Post-Effective Amendment No. 68”).

(d)(1)(xlvi)	Amendment No. 46 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlvi) to Post-Effective Amendment No. 68.

(d)(1)(xlvii)	Amendment No. 47 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlvii) to Post-Effective Amendment No. 68.

(d)(1)(xlviii)	Amendment No. 48 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlviii) to Post-Effective Amendment No. 75 to the Registration Statement filed with the SEC on April 29, 2015 (“Post-Effective Amendment No. 75”).

Exhibit No.	Description of Exhibits

(d)(2)	Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 32.

(d)(2)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(i) to Post-Effective Amendment No. 32.

(d)(2)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(ii) to Post-Effective Amendment No. 32.

(d)(2)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iii) to Post-Effective Amendment No. 32.

(d)(2)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iv) to Post-Effective Amendment No. 36.

(d)(2)(v)	Amendment No. 5 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(3)(v) to Post-Effective Amendment No. 75.

(d)(3)	Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 32.

(d)(3)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(i) to Post-Effective Amendment No. 32.

(d)(3)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(ii) to Post-Effective Amendment No. 44 to the Registration Statement filed with the SEC on February 2, 2012 (“Post-Effective Amendment No. 44”).

Exhibit No.	Description of Exhibits

(d)(3)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iii) to Post-Effective Amendment No. 44.

(d)(3)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iv) to Post-Effective Amendment No. 44.

(d)(3)(v)	Amendment No. 5 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(4)(v) to Post-Effective Amendment No. 68.

(d)(3)(vi)	Amendment No. 6 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(4)(iv) to Post-Effective Amendment No. 77 to the Registration Statement filed with the SEC on February 23, 2016 (“Post-Effective Amendment No. 77”).

(d)(4)	Investment Advisory Agreement between AIM Advisors, Inc. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 32.

(d)(4)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(i) to Post-Effective Amendment No. 32.

(d)(4)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(ii) to Post-Effective Amendment No. 32.

(d)(4)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iii) to Post-Effective Amendment No. 32.

(d)(4)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iv) to Post-Effective Amendment No. 33.

(d)(4)(v)	Amendment No. 5 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(v) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits

(d)(4)(vi)	Amendment No. 6 to Investment Advisory Agreement with respect to Invesco Small Cap Growth Portfolio is incorporated by reference to Exhibit (d)(25)(vi) to Post-Effective Amendment No. 44.

(d)(5)	Investment Advisory Agreement between Harris Associates L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 32.

(d)(5)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(i) to Post-Effective Amendment No. 32.

(d)(5)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(ii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(d)(5)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iii) to Post-Effective Amendment No. 32.

(d)(5)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iv) to Post-Effective Amendment No. 36.

(d)(6)	Investment Advisory Agreement between T. Rowe Price Associates, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to T. Rowe Price Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 32.

(d)(6)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to T. Rowe Price Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(i) to Post-Effective Amendment No. 32.

(d)(6)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to T. Rowe Price Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(ii) to Post-Effective Amendment No. 36.

(d)(7)	Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33) to Post-Effective Amendment No. 32.

(d)(7)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(i) to Post-Effective Amendment No. 32.

(d)(7)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(ii) to Post-Effective Amendment No. 32.

(d)(7)(iii)	Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(iii) to Post-Effective Amendment No. 36.

(d)(7)(iv)	Amendment No. 4 to Investment Advisory Agreement with respect of PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(8)(iv) to Post-Effective Amendment No. 68.

(d)(7)(v)	Amendment No. 5 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(8)(v) to Post-Effective Amendment No. 75.

Exhibit No.	Description of Exhibits

(d)(8)	Investment Advisory Agreement between Goldman Sachs Asset Management, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 32.

(d)(8)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(i) to Post-Effective Amendment No. 32.

(d)(8)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(ii) to Post-Effective Amendment No. 36.

(d)(9)	Management Agreement between Registrant and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to MetLife Aggressive Strategy Portfolio (currently known as MetLife Asset Allocation 100 Portfolio) is incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 32.

(d)(9)(i)	Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(37)(i) to Post-Effective Amendment No. 32.

(d)(9)(ii)	Amendment No. 2 to Management Agreement with respect to American Funds® Moderate Allocation Portfolio, American Funds® Balanced Allocation Portfolio and American Funds® Growth Allocation Portfolio is incorporated by reference to Exhibit (d)(37)(ii) to Post-Effective Amendment No. 32.

(d)(9)(iii)	Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(37)(iii) to Post-Effective Amendment No. 37.

(d)(9)(iv)	Amendment No. 4 to Management Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(37)(iv) to Post-Effective Amendment No. 42.

Exhibit No.	Description of Exhibits

(d)(10)	Investment Advisory Agreement between Loomis, Sayles & Company, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 32.

(d)(10)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54)(i) to Post-Effective Amendment No. 36.

(d)(11)	Investment Advisory Agreement between Morgan Stanley Asset Management and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 32.

(d)(11)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60)(i) to Post-Effective Amendment No. 36.

(d)(11)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Morgan Stanley Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(60)(ii) to Post-Effective Amendment No. 36.

(d)(12)	Investment Advisory Agreement between CAM North America, LLC (currently known as ClearBridge Advisors, LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Legg Mason Partners Aggressive Growth Portfolio (currently known as ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61) to Post-Effective Amendment No. 32.

(d)(12)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Legg Mason Partners Aggressive Growth Portfolio (currently known as ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61)(i) to Post-Effective Amendment No. 36.

(d)(12)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to Clear Bridge Aggressive Growth Portfolio is incorporated by reference to Exhibit (d)(16)(ii) to Post-Effective Amendment No. 68.

Exhibit No.	Description of Exhibits

(d)(13)	Investment Advisory Agreement between BlackRock Financial Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62) to Post-Effective Amendment No. 32.

(d)(13)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(i) to Post-Effective Amendment No. 36.

(d)(13)(ii)	Amendment No. 2 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(ii) to Post-Effective Amendment No. 36.

(d)(14)	Investment Advisory Agreement between ING Clarion Real Estate Securities L.P. (currently known as CBRE Clarion Securities LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68) to Post-Effective Amendment No. 32.

(d)(14)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68)(i) to Post-Effective Amendment No. 36.

(d)(15)	Investment Advisory Agreement between SSGA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSGA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69) to Post-Effective Amendment No. 32.

(d)(15)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to SSGA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69)(i) to Post-Effective Amendment No. 36.

(d)(16)	Investment Advisory Agreement between SSGA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSGA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(d)(16)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to SSGA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70)(i) to Post-Effective Amendment No. 36.

(d)(17)	Investment Advisory Agreement between Franklin Advisers, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Templeton International Bond Portfolio is incorporated by reference to Exhibit (d)(71) to Post-Effective Amendment No. 32.

(d)(18)	Investment Advisory Agreement between Eaton Vance Management and MetLife Advisers, LLC with respect to the Met/Eaton Vance Floating Rate Portfolio is incorporated by reference to Exhibit (d)(72) to Post-Effective Amendment No. 36.

(d)(19)	Investment Advisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Van Kampen Comstock Portfolio (currently known as Invesco Comstock Portfolio) is incorporated by reference to Exhibit (d)(73) to Post-Effective Amendment No. 37.

(d)(19)(i)	Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Comstock Portfolio (currently known as Invesco Comstock Portfolio)is incorporated by reference to Exhibit (d)(73)(i) to Post-Effective Amendment No. 44.

(d)(20)	Investment Subadvisory Agreement between AllianceBernstein L.P. and MetLife Advisers, LLC with respect to the AllianceBernstein Global Dynamic Allocation Portfolio (currently known as AB Global Dynamic Allocation Portfolio) is incorporated by reference to Exhibit (d)(74) to Post-Effective Amendment No. 42.

(d)(20)(i)	Investment Advisory Agreement between AllianceBernstein L.P. and AllianceBernstein Global Dynamic Allocation Portfolio, Ltd. is incorporated by reference to Exhibit (d)(74)(i) to Post-Effective Amendment No. 59.

(d)(20)(ii)	Amendment No. 1 to Investment Subadvisory Agreement with respect to AllianceBernstein Global Dynamic Allocation Portfolio (currently known as AB Global Dynamic Allocation Portfolio) is incorporated by reference to Exhibit (d)(74)(ii) to Post-Effective Amendment No. 59.

(d)(20)(iii)	Amendment No. 2 to Investment Subadvisory Agreement with respect to AllianceBernstein Global Dynamic Allocation Portfolio (currently known as AB Global Dynamic Allocation Portfolio) is incorporated by reference to Exhibit (d)(24)(iii) to Post-Effective Amendment No. 68.

(d)(20)(iv)	Amendment No. 3 to Investment Subadvisory Agreement with respect to AllianceBernstein Global Dynamic Allocation Portfolio (currently known as AB Global Dynamic Allocation Portfolio) is incorporated by reference to Exhibit (d)(24)(iv) to Post-Effective Amendment No. 71.

Exhibit No.	Description of Exhibits

(d)(21)	Investment Subadvisory Agreement between AQR Capital Management, LLC and MetLife Advisers, LLC with respect to the AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(75) to Post-Effective Amendment No. 42.

(d)(21)(i)	Investment Advisory Agreement between AQR Capital Management, LLC and AQR Global Risk Balanced Portfolio, Ltd is incorporated by reference to Exhibit (d)(75)(i) to Post-Effective Amendment No. 42.

(d)(21)(ii)	Amendment No. 1 to Investment Subadvisory Agreement with respect to AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(75)(ii) to Post-Effective Amendment No. 59.

(d)(21)(iii)	Amendment No. 2 to Investment Subadvisory Agreement with respect to AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(25)(iii) to Post-Effective Amendment No. 68.

(d)(22)	Investment Subadvisory Agreement between BlackRock Financial Management, Inc. and MetLife Advisers, LLC with respect to the BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(76) to Post-Effective Amendment No. 42.

(d)(22)(i)	Investment Advisory Agreement between BlackRock Financial Management, Inc. and BlackRock Global Tactical Strategies Portfolio, Ltd. is incorporated by reference to Exhibit (d)(76)(i) to Post-Effective Amendment No. 59.

(d)(22)(ii)	Amendment No. 1 to Investment Subadvisory Agreement with respect to BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(76(ii) to Post-Effective Amendment No. 59.

(d)(22)(iii)	Amendment No. 2 to Investment Subadvisory Agreement with respect to BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(26)(iii) to Post-Effective Amendment No. 68.

(d)(22)(iv)	Amendment No. 3 to Investment Subadvisory Agreement with respect to BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(26)(iv) to Post-Effective Amendment No. 71.

(d)(23)	Investment Subadvisory Agreement between Franklin Advisers, Inc. and MetLife Advisers, LLC with respect to the Met/Franklin Low Duration Total Return Portfolio is incorporated by reference to Exhibit (d)(77) to Post-Effective Amendment No. 40 to the Registration Statement filed with the SEC on April 20, 2011.

(d)(23)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to Met/Franklin Low Duration Total Return Portfolio is incorporated by reference to Exhibit (d)(77)(i) to Post-Effective Amendment No. 44.

(d)(24)	Investment Subadvisory Agreement between Pacific Investment Management Company LLC and MetLife Advisers, LLC with respect to the MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(78) to Post-Effective Amendment No. 42.

Exhibit No.	Description of Exhibits

(d)(24)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(78)(i) to Post-Effective Amendment No. 59.

(d)(24)(ii)	Amendment No. 2 to Investment Subadvisory Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(28)(ii) to Post-Effective Amendment No. 68.

(d)(25)	Investment Subadvisory Agreement between FIAM LLC (formerly, Pyramis Global Advisors, LLC) and MetLife Advisers, LLC with respect to the Pyramis® Government Income Portfolio is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 42.

(d)(25)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to Pyramis® Government Income Portfolio is filed herein.

(d)(26)	Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and MetLife Advisers, LLC with respect to T. Rowe Price Large Cap Value Portfolio is incorporated by reference to Exhibit (d)(80) to Post-Effective Amendment No. 42.

(d)(27)	Investment Subadvisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Invesco Balanced-Risk Allocation Portfolio is incorporated by reference to Exhibit (d)(81) to Post-Effective Amendment No. 50 to the Registration Statement filed with the SEC on August 16, 2012 (“Post-Effective Amendment No. 50”).

(d)(27)(i)	Investment Advisory Agreement between Invesco Advisers, Inc. and Invesco Balanced-Risk Allocation Portfolio, Ltd., a wholly-owned subsidiary of the Invesco Balanced-Risk Allocation Portfolio is incorporated by reference to Exhibit (d)(31)(i) to Post-Effective Amendment No. 68.

(d)(28)	Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LLC with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(82) to Post-Effective Amendment No. 50.

(d)(28)(i)	Investment Advisory Agreement between J.P. Morgan Investment Management Inc. and JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned subsidiary of the JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(32)(i) to Post-Effective Amendment No. 68.

(d)(28)(ii)	Amendment No. 1 to Investment Subadvisory Agreement with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(32)(ii) to Post-Effective Amendment No. 68.

(d)(29)	Investment Subadvisory Agreement between Schroder Investment Management North America Inc. and MetLife Advisers, LLC with respect to Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (d)(83) to Post-Effective Amendment No. 50.

Exhibit No.	Description of Exhibits

(d)(29)(i)	Investment Advisory Agreement between Schroder Investment Management North America Inc. and Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned subsidiary of the Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (d)(33)(i) to Post-Effective Amendment No. 68.

(d)(30)	Investment Subadvisory Agreement between MetLife Investment Advisors, LLC (formerly, MetLife Investment Management, LLC) and MetLife Advisers, LLC with respect to MetLife Multi-Index Targeted Risk Portfolio is incorporated by reference to Exhibit (d)(84) to Post-Effective Amendment No. 51.

(d)(31)	Investment Subadvisory Agreement between FIAM LLC (formerly, Pyramis Global Advisors, LLC) and MetLife Advisers, LLC with respect to Pyramis® Managed Risk Portfolio is incorporated by reference to (d)(85) to Post-Effective Amendment No. 57.

(d)(32)	Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LLC with respect to JPMorgan Core Bond Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 68.

(d)(33)	Investment Subadvisory Agreement between OppenheimerFunds, Inc. and MetLife Advisers, LLC with respect to Oppenheimer Global Equity Portfolio is incorporated by reference to Exhibit (d)(87) to Post-Effective Amendment No. 59.

(d)(33)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to Oppenheimer Global Equity Portfolio is incorporated by reference to Exhibit (d)(37)(i) to Post-Effective Amendment No. 75.

(d)(33)(ii)	Amendment No. 2 to Investment Subadvisory Agreement with respect to Oppenheimer Global Equity Portfolio is incorporated by reference to Exhibit (d)(36)(ii) to Post-Effective Amendment No. 77.

(d)(34)	Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LLC with respect to JPMorgan Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(38) to Post-Effective Amendment No. 68.

(d)(34)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to JPMorgan Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(38)(i) to Post-Effective Amendment No. 75.

(d)(35)	Investment Subadvisory Agreement between Allianz Global Investors U.S. LLC and MetLife Advisers, LLC with respect to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio is incorporated by reference to Exhibit (d)(39) to Post-Effective Amendment No. 68.

(d)(35)(i)	Investment Advisory Agreement between Allianz Global Investors U.S. LLC and Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., a wholly-owned subsidiary of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, is incorporated by reference to Exhibit (d)(40)(i) to Post-Effective Amendment No. 66 to the Registration Statement filed with the SEC on April 8, 2014 (“Post-Effective Amendment No. 66”).

(d)(36)	Investment Subadvisory Agreement between PanAgora Asset Management, Inc. and MetLife Advisers, LLC with respect to PanAgora Global Diversified Risk Portfolio is incorporated by reference to Exhibit (d)(40) to Post-Effective Amendment No. 68.

(d)(36)(i)	Investment Advisory Agreement between PanAgora Asset Management Inc. and PanAgora Global Diversified Risk Portfolio, Ltd., a wholly-owned subsidiary of the PanAgora Global Diversified Risk Portfolio, is incorporated by reference to Exhibit (d)(41)(i) to Post-Effective Amendment No. 66.

Exhibit No.	Description of Exhibits

(d)(37)	Investment Subadvisory Agreement between Artisan Partners Limited Partnership and MetLife Advisers, LLC with respect to Met/Artisan International Portfolio is incorporated by reference to Exhibit (d)(41) to Post-Effective Amendment No. 68.

(d)(38)	Investment Subadvisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Invesco Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 64.

(d)(39)	Investment Subadvisory Agreement between Wellington Management Company LLP and MetLife Advisers, LLC with respect to Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) is incorporated by reference to Exhibit (d)(45) to Post-Effective Amendment No. 64.

(d)(39)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to Met/Wellington Large Cap Research Portfolio (formerly, WMC Large Cap Research Portfolio) is incorporated by reference to Exhibit (d)(42)(i) to Post-Effective Amendment No. 77.

(d)(40)	Investment Subadvisory Agreement between Delaware Investments Fund Advisers and MetLife Advisers, LLC with respect to MetLife Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(44) to Post-Effective Amendment No. 71.

(d)(41)	Investment Subadvisory Agreement between Wells Capital Management, Incorporated and MetLife Advisers, LLC with respect to MetLife Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(45) to Post-Effective Amendment No. 71.

(d)(42)	Investment Subadvisory Agreement between TCW Investment Management Company and MetLife Advisers, LLC with respect to TCW Core Fixed Income Portfolio is incorporated by reference to Exhibit (d)(46) to Post-Effective Amendment No. 75.

(d)(43)	Investment Subadvisory Agreement between Aberdeen Asset Managers Limited and MetLife Advisers, LLC with respect to Met/Aberdeen Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(46) to Post-Effective Amendment No. 77.

(e)(1)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32.

(e)(1)(i)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32.

(e)(1)(ii)	Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

(e)(1)(iii)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp. (now known as MetLife Advisers, LLC), MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 75.

(e)(1)(iv)

First Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC (now known as MetLife Advisers, LLC), MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (e)(1)(iv) to Post-Effective Amendment No. 75.

(e)(1)(v)

Second Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (e)(1)(v) to Post-Effective Amendment No. 75.

(e)(1)(vi)	Amendment to Participation Agreement is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 36.

(e)(2)	Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32.

(e)(2)(i)	Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class A shares is incorporated by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 32.

(e)(2)(ii)	Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(e)(2)(iii)	Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iii) to Post-Effective Amendment No. 32.

(e)(2)(iv)	Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iv) to Post-Effective Amendment No. 32.

(e)(2)(v)	Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(v) to Post-Effective Amendment No. 32.

(e)(2)(vi)	Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vi) to Post-Effective Amendment No. 32.

(e)(2)(vii)	Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vii) to Post-Effective Amendment No. 32.

(e)(2)(viii)	Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(viii) to Post-Effective Amendment No. 32.

(e)(2)(ix)	Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ix) to Post-Effective Amendment No. 32.

(e)(2)(x)	Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(x) to Post-Effective Amendment No. 32.

(e)(2)(xi)	Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xi) to Post-Effective Amendment No. 32.

(e)(2)(xii)	Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(e)(2)(xiii)	Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiii) to Post-Effective Amendment No. 32.

(e)(2)(xiv)	Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiv) to Post-Effective Amendment No. 36.

(e)(2)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xv) to Post-Effective Amendment No. 42.

(e)(2)(xvi)	Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xvi) to Post-Effective Amendment No. 47.

(e)(2)(xvii)	Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xvii) to Post-Effective Amendment No. 47.

(e)(2)(xviii)	Amendment No. 18 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xviii) to Post-Effective Amendment No. 59.

(e)(2)(xix)	Amendment No. 19 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xix) to Post-Effective Amendment No. 57.

(e)(2)(xx)	Amendment No. 20 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xx) to Post-Effective Amendment No. 68.

(e)(2)(xxi)	Amendment No. 21 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xxi) to Post-Effective Amendment No. 68.

(e)(2)(xxii)	Amendment No. 22 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xxii) to Post-Effective Amendment No. 75.

(e)(3)	Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to the Class B shares is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(e)(3)(i)	Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class B shares is incorporated by reference to Exhibit (e)(3)(i) to Post-Effective Amendment No. 32.

(e)(3)(ii)	Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ii) to Post-Effective Amendment No. 32.

(e)(3)(iii)	Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iii) to Post-Effective Amendment No. 32.

(e)(3)(iv)	Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iv) to Post-Effective Amendment No. 32.

(e)(3)(v)	Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(v) to Post-Effective Amendment No. 32.

(e)(3)(vi)	Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vi) to Post-Effective Amendment No. 32.

(e)(3)(vii)	Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vii) to Post-Effective Amendment No. 32.

(e)(3)(viii)	Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(viii) to Post-Effective Amendment No. 32.

(e)(3)(ix)	Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ix) to Post-Effective Amendment No. 32.

(e)(3)(x)	Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(x) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(e)(3)(xi)	Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xi) to Post-Effective Amendment No. 32.

(e)(3)(xii)	Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xii) to Post-Effective Amendment No. 32.

(e)(3)(xiii)	Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiii) to Post-Effective Amendment No. 32.

(e)(3)(xiv)	Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiv) to Post-Effective Amendment No. 36.

(e)(3)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xv) to Post-Effective Amendment No. 42.

(e)(3)(xvi)	Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xvi) to Post-Effective Amendment No. 47.

(e)(3)(xvii)	Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xvii) to Post-Effective Amendment No. 47.

(e)(3)(xviii)	Amendment No. 18 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xviii) to Post-Effective Amendment No. 59.

(e)(3)(xix)	Amendment No. 19 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xix) to Post-Effective Amendment No. 57.

(e)(3)(xx)	Amendment No. 20 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xx) to Post-Effective Amendment No. 68.

Exhibit No.	Description of Exhibits

(e)(3)(xxi)	Amendment No. 21 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xxi) to Post-Effective Amendment No. 68.

(e)(3)(xxii)	Amendment No. 22 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xxii) to Post-Effective Amendment No. 75.

(e)(4)	Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 32.

(e)(4)(i)	Amendment No. 1 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(i) to Post-Effective Amendment No. 32.

(e)(4)(ii)	Amendment No. 2 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ii) to Post-Effective Amendment No. 32.

(e)(4)(iii)	Amendment No. 3 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iii) to Post-Effective Amendment No. 32.

(e)(4)(iv)	Amendment No. 4 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iv) to Post-Effective Amendment No. 32.

(e)(4)(v)	Amendment No. 5 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(v) to Post-Effective Amendment No. 32.

(e)(4)(vi)	Amendment No. 6 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vi) to Post-Effective Amendment No. 32.

(e)(4)(vii)	Amendment No. 7 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vii) to Post-Effective Amendment No. 32.

(e)(4)(viii)	Amendment No. 8 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(viii) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(e)(4)(ix)	Amendment No. 9 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ix) to Post-Effective Amendment No. 32.

(e)(4)(x)	Amendment No. 10 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(x) to Post-Effective Amendment No. 32.

(e)(4)(xi)	Amendment No. 11 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xi) to Post-Effective Amendment No. 32.

(e)(4)(xii)	Amendment No. 12 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xii) to Post-Effective Amendment No. 32.

(e)(4)(xiii)	Amendment No. 13 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiii) to Post-Effective Amendment No. 32.

(e)(4)(xiv)	Amendment No. 14 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiv) to Post-Effective Amendment No. 36.

(e)(4)(xv)	Amendment No. 15 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xv) to Post-Effective Amendment No. 42.

(e)(4)(xvi)	Amendment No. 16 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xvi) to Post-Effective Amendment No. 47.

(e)(4)(xvii)	Amendment No. 17 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xvii) to Post-Effective Amendment No. 47.

(e)(4)(xviii)	Amendment No. 18 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xviii) to Post-Effective Amendment No. 59.

Exhibit No.	Description of Exhibits

(e)(4)(xix)	Amendment No. 19 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xix) to Post-Effective Amendment No. 57.

(e)(4)(xx)	Amendment No. 20 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xx) to Post-Effective Amendment No. 68.

(e)(4)(xxi)	Amendment No. 21 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xxi) to Post-Effective Amendment No. 68.

(e)(4)(xxii)	Amendment No. 22 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xxii) to Post-Effective Amendment No. 75.

(e)(5)	Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to Class C shares is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 32.

(e)(5)(i)	Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(i) to Post-Effective Amendment No. 32.

(e)(5)(ii)	Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ii) to Post-Effective Amendment No. 32.

(e)(5)(iii)	Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iii) to Post-Effective Amendment No. 32.

(e)(5)(iv)	Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iv) to Post-Effective Amendment No. 32.

(e)(5)(v)	Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(v) to Post-Effective Amendment No. 32.

(e)(5)(vi)	Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vi) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(e)(5)(vii)	Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vii) to Post-Effective Amendment No. 32.

(e)(5)(viii)	Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(viii) to Post-Effective Amendment No. 32.

(e)(5)(ix)	Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ix) to Post-Effective Amendment No. 32.

(e)(5)(x)	Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(x) to Post-Effective Amendment No. 32.

(e)(5)(xi)	Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xi) to Post-Effective Amendment No. 32.

(e)(5)(xii)	Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xii) to Post-Effective Amendment No. 32.

(e)(5)(xiii)	Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiii) to Post-Effective Amendment No. 32.

(e)(5)(xiv)	Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiv) to Post-Effective Amendment No. 36.

(e)(5)(xv)	Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xv) to Post-Effective Amendment No. 42.

(e)(5)(xvi)	Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xvi) to Post-Effective Amendment No. 47.

Exhibit No.	Description of Exhibits

(e)(5)(xvii)	Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xvi) to Post-Effective Amendment No. 47.

(e)(5)(xviii)	Amendment No. 18 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xviii) to Post-Effective Amendment No. 59.

(e)(5)(xix)	Amendment No. 19 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xix) to Post-Effective Amendment No. 57.

(e)(5)(xx)	Amendment No. 20 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xx) to Post-Effective Amendment No. 68.

(e)(5)(xxi)	Amendment No. 21 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xxi) to Post-Effective Amendment No. 68.

(e)(5)(xxii)	Amendment No. 22 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xxii) to Post-Effective Amendment No. 75.

(f)	Form of Amended Deferred Fee Agreement is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 59.

(f)(1)	List of participants in Deferred Fee Agreement is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 68.

(g)	Amended and Restated Master Custodian Agreement among State Street Bank and Trust Company, Met Investors Series Trust and Metropolitan Series Fund is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58 to Registration Statement filed with the SEC on April 25, 2013 (“Post-Effective Amendment No. 58”).

(h)(1)(ii)	Transfer Agency and Service Agreement between Registrant and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 32.

(h)(2)(ii)	Amended and Restated Master Administration Agreement among State Street Bank and Trust Company, Met Investors Series Trust and Metropolitan Series Fund is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 58.

Exhibit No.	Description of Exhibits

(h)(3)(iii)	Amended and Restated Expense Limitation Agreement between Registrant and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 32.

(h)(3)(iv)	Amendment No. 1 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 32.

(h)(3)(v)	Amendment No. 2 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 32.

(h)(3)(vi)	Amendment No. 3 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 32.

(h)(3)(vii)	Amendment No. 4 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vii) to Post-Effective Amendment No. 32.

(h)(3)(viii)	Amendment No. 5 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 32.

(h)(3)(ix)	Amendment No. 6 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 32.

(h)(3)(x)	Amendment No. 7 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 32.

(h)(3)(xi)	Amendment No. 8 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective Amendment No. 32.

(h)(4)(xii)	Amendment No. 9 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 32.

(h)(4)(xiii)	Amendment No. 10 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 32.

(h)(4)(xiv)	Amendment No. 11 to Amended and Restated Expense Limitation Agreement LLC is incorporated by reference to Exhibit (h)(4)(xiv) to Post-Effective Amendment No. 32.

Exhibit No.	Description of Exhibits

(h)(4)(xv)	Amendment No. 12 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xv) to Post-Effective Amendment No. 32.

(h)(4)(xvi)	Amendment No. 13 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xvi) to Post-Effective Amendment No. 32.

(h)(4)(xvii)	Amendment No. 14 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xvii) to Post-Effective Amendment No. 32.

(h)(4)(xviii)	Amendment No. 15 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xviii) to Post-Effective Amendment No. 32.

(h)(4)(xix)	Amendment No. 16 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xix) to Post-Effective Amendment No. 36.

(h)(4)(xx)	Amendment No. 17 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xx) to Post-Effective Amendment No. 42.

(h)(4)(xxi)	Amendment No. 18 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxi) to Post-Effective Amendment No. 47.

(h)(4)(xxii)	Amendment No. 19 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxii) to Post-Effective Amendment No. 47.

(h)(4)(xxiii)	Amendment No. 20 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxiii) to Post-Effective Amendment No. 59.

(h)(4)(xxiv)	Amendment No. 21 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxiv) to Post-Effective Amendment No. 57.

(h)(4)(xxv)	Amendment No. 22 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxv) to Post-Effective Amendment No. 59.

(h)(4)(xxvi)	Amendment No. 23 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (e)(2)(xxi) to Post-Effective Amendment No. 68.

(h)(4)(xxvii)	Amendment No. 24 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (e)(2)(xxi) to Post-Effective Amendment No. 68.

(h)(4)(xxviii)	Amendment No. 25 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxviii) to Post-Effective Amendment No. 75.

(h)(4)(xxviv)	Amendment No. 26 to Amended and Restated Expense Limitation Agreement is filed herein.

Exhibit No.	Description of Exhibits

(h)(5)	Amended and Restated Management Fee Waiver Agreement dated May 1, 2016 is filed herein.

(i)(1)	Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to Exhibit (i)(1) to the Registration Statement.

(i)(2)	Opinion and Consent of Sullivan & Worcester LLP dated December 29, 2000 is incorporated by reference to Exhibit (i)(2) to Pre-Effective Amendment No. 1 filed with the SEC on January 5, 2001.

(i)(3)	Opinion and Consent of Sullivan & Worcester LLP dated July 23, 2001 is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 4 filed with the SEC on July 23, 2001.

(i)(4)	Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2002 is incorporated by reference to Exhibit (i)(4) to Post-Effective Amendment No. 6 filed with the SEC on February 14, 2002.

(i)(5)	Opinion and Consent of Sullivan & Worcester LLP dated February 14, 2003 is incorporated by reference to Exhibit (i)(5) to Post-Effective Amendment No. 9 filed with the SEC on February 14, 2003.

(i)(6)	Opinion and Consent of Sullivan & Worcester LLP dated August 28, 2003 is incorporated by reference to Exhibit (i)(6) to Post-Effective Amendment No. 11 filed with the SEC on August 28, 2003.

(i)(7)	Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2004 is incorporated by reference to Exhibit (i)(7) to Post-Effective Amendment No. 13.

(i)(8)	Opinion and Consent of Sullivan & Worcester LLP dated August 19, 2004 is incorporated by reference to Exhibit (i)(8) to Post-Effective Amendment No. 15 filed with the SEC on August 20, 2004.

Exhibit No.	Description of Exhibits

(i)(9)	Opinion and Consent of Sullivan & Worcester LLP dated February 15, 2005 is incorporated by reference to Exhibit (i)(9) to Post-Effective Amendment No. 17 filed with the SEC on May 3, 2005.

(i)(10)	Opinion and Consent of Sullivan & Worcester LLP dated June 24, 2005 is incorporated by reference to Exhibit (i)(10) to Post-Effective Amendment No. 19 filed with the SEC on June 24, 2005.

(i)(11)	Opinion and Consent of Sullivan & Worcester LLP dated August 12, 2005 is incorporated by reference to Exhibit (i)(11) to Post-Effective Amendment No. 20 filed with the SEC on August 12, 2005.

(i)(12)	Opinion and Consent of Sullivan & Worcester LLP dated October 28, 2005 is incorporated by reference to Exhibit (i)(12) to Post-Effective Amendment No. 21 filed with the SEC on October 28, 2005.

(i)(13)	Opinion and Consent of Sullivan & Worcester LLP dated January 31, 2006 is incorporated by reference to Exhibit (i)(13) to Post-Effective Amendment No. 22 filed with the SEC on February 1, 2006.

(i)(14)	Opinion and Consent of Sullivan & Worcester LLP dated August 15, 2006 is incorporated by reference to Exhibit (i)(14) to Post-Effective Amendment No. 24 filed with the SEC on August 16, 2006.

(i)(15)	Opinion and Consent of Sullivan & Worcester LLP dated August 16, 2007 is incorporated by reference to Exhibit (i)(15) to Post-Effective Amendment No. 28 filed with the SEC on November 1, 2006.

(i)(16)	Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2008 is incorporated by reference to Exhibit (i)(16) to Post-Effective Amendment No. 29 filed with the SEC on February 13, 2008.

(i)(17)	Opinion and Consent of Sullivan & Worcester LLP dated February 2, 2009 is incorporated by reference to Exhibit (i)(17) to Post-Effective Amendment No. 31 filed with the SEC on February 3, 2009 (“Post-Effective Amendment No. 31”).

(i)(18)	Opinion and Consent of Sullivan & Worcester LLP dated February 9, 2010 is incorporated by reference to Exhibit (i)(18) to Post-Effective Amendment No. 33.

Exhibit No.	Description of Exhibits

(i)(19)	Opinion and Consent of Sullivan & Worcester LLP dated February 15, 2011 is incorporated by reference to Exhibit (i)(19) to Post-Effective Amendment No. 37.

(i)(20)	Opinion and Consent of Sullivan & Worcester LLP dated February 2, 2012 is incorporated by reference to Exhibit (i)(20) to Post-Effective Amendment No. 44.

(i)(21)	Tax Opinion and Consent of Sullivan &Worcester LLP dated April 17, 2012 with respect to Invesco Balanced-Risk Allocation Portfolio is incorporated by reference to Exhibit (i)(21) to Post-Effective Amendment No. 46 filed with the SEC on April 18, 2012 (“Post-Effective Amendment No. 46”).

(i)(22)	Tax Opinion and Consent of Sullivan &Worcester LLP dated April 17, 2012 with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (i)(22) to Post-Effective Amendment No. 46.

(i)(23)	Tax Opinion and Consent of Sullivan &Worcester LLP dated April 17, 2012 with respect to Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (i)(23) to Post-Effective Amendment No. 46.

(i)(24)	Tax Opinion and Consent of Sullivan &Worcester LLP dated April 17, 2012 with respect to AllianceBernstein Global Dynamic Allocation Portfolio is incorporated by reference to Exhibit (i)(24) to Post-Effective Amendment No. 47.

(i)(25)	Opinion and Consent of Sullivan &Worcester LLP dated August 16, 2012 with respect to the MetLife Multi-Index Targeted Risk Portfolio is incorporated by reference to Exhibit (i)(25) to Post-Effective Amendment No. 50.

(i)(26)	Opinion and Consent of Sullivan & Worcester LLP dated January 31, 2013 with respect to the Pyramis® Managed Risk Portfolio is incorporated by reference to Exhibit (i)(26) to Post-Effective Amendment No. 53 to the Registration Statement filed with the SEC on February 1, 2013.

(i)(27)	Tax Opinion and Consent of Sullivan &Worcester LLP dated April 29, 2013 with respect to the BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (i)(27) to Post-Effective Amendment No. 59.

Exhibit No.	Description of Exhibits

(i)(28)	Opinion and Consent of Sullivan & Worcester LLP dated January 22, 2014 with respect to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio and PanAgora Global Diversified Risk Portfolio is incorporated by reference to Exhibit (i)(28) to Post-Effective Amendment No. 63.

(i)(29)	Tax Opinion and Consent of Sullivan & Worcester LLP with respect to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio is incorporated by reference to Exhibit (i)(29) to Post-Effective Amendment No. 66.

(i)(30)	Tax Opinion and Consent of Sullivan & Worcester LLP with respect to PanAgora Global Diversified Risk Portfolio is incorporated by reference to Exhibit (i)(30) to Post-Effective Amendment No. 66.

(i)(31)	Opinion and Consent of Sullivan & Worcester LLP dated February 11, 2014 with respect to Met/Artisan International Portfolio is incorporated by reference to Exhibit (i)(31) to Post-Effective Amendment No. 64.

(i)(32)	Opinion and Consent of Sullivan & Worcester LLP dated February 13, 2015 with respect to TCW Core Fixed Income Portfolio is incorporated by reference to Exhibit (i)(32) to Post-Effective Amendment No. 71.

(j)	Consent of Deloitte & Touche LLP dated April 25, 2016 is filed herein.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Distribution Plan Pursuant to Rule 12b-1 for the Registrant’s Class B shares is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32.

(m)(2)	Distribution Plan Pursuant to Rule 12b-1 for the Registrant’s Class E shares is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32.

(m)(3)	Distribution Plan Pursuant to Rule 12b-1 for the Registrant’s Class C shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 32.

(n)	Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32.

(o)	Not applicable.

(p)(1)	Code of Ethics of Met Investors Series Trust, Metropolitan Series Fund, MetLife Advisers, LLC and MetLife Investors Distribution Company is filed herein.

Exhibit No.	Description of Exhibits

(p)(2)	Code of Ethics of MFS Investment Management is incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 68.

(p)(3)	Code of Ethics of Pacific Investment Management Company LLC is incorporated by reference to Exhibit (p)(10) to Post-Effective Amendment No. 32.

(p)(4)	Code of Ethics of Invesco Advisers, Inc. is incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 44.

(p)(5)	Code of Ethics of T. Rowe Price Associates, Inc. is incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 32.

(p)(6)	Code of Ethics of Harris Associates L.P. is incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 36.

(p)(7)	Code of Ethics of Goldman Sachs Investment Management, L.P. is incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 59.

(p)(8)	Code of Ethics of Morgan Stanley Asset Management, Inc. is incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 32.

(p)(9)	Code of Ethics of Loomis, Sayles & Co., L.P. is incorporated by reference to Exhibit (p)(29) to Post-Effective Amendment No. 36.

(p)(10)	Code of Ethics of ClearBridge Advisors, LLC is incorporated by reference to Exhibit (p)(32) to Post-Effective Amendment No. 36.

(p)(11)	Code of Ethics of BlackRock Advisors, LLC. and BlackRock Financial Management, Inc. is incorporated by reference to Exhibit (p)(33) to Post-Effective Amendment No. 36.

Exhibit No.	Description of Exhibits

(p)(12)	Code of Ethics of CBRE Clarion Securities LLC is incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 68.

(p)(13)	Code of Ethics of SSGA Funds Management, Inc. is incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 68

(p)(14)	Code of Ethics of Eaton Vance Management is incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 68.

(p)(15)	Code of Ethics of AllianceBernstein L.P. is incorporated by reference to Exhibit (p)(40) to Post-Effective Amendment No. 42.

(p)(16)	Code of Ethics of AQR Capital Management, LLC is incorporated by reference to Exhibit (p)(41) to Post-Effective Amendment No. 42.

(p)(17)	Code of Ethics of Pyramis Global Advisors, LLC is incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 75.

(p)(18)	Code of Ethics of J.P. Morgan Investment Management Inc. is incorporated by reference to Exhibit (p)(43) to Post-Effective Amendment No. 44

(p)(19)	Code of Ethics of Schroder Investment Management North American Inc. is incorporated by reference to Exhibit (p)(21) to Post-Effective Amendment No. 68.

(p)(20)	Code of Ethics of MetLife Investment Advisors, LLC (formerly MetLife Investment Management, LLC) is filed herein.

(p)(21)	Code of Ethics of OppenheimerFunds, Inc. is incorporated by reference to Exhibit (p)(46) to Post-Effective Amendment No. 54 to the Registration Statement filed with the SEC on February 11, 2013.

(p)(22)	Code of Ethics of Franklin Advisers, Inc. is incorporated by reference to Exhibit (p)(47) to Post-Effective Amendment No. 59.

(p)(23)	Code of Ethics of Allianz Global Investors U.S. LLC is incorporated by reference to Exhibit (p)(26) to Post-Effective Amendment No. 66.

(p)(24)	Code of Ethics of PanAgora Asset Management, Inc. is incorporated by reference to Exhibit (p)(27) to Post-Effective Amendment No. 66.

Exhibit No.	Description of Exhibits

(p)(25)	Code of Ethics of Artisan Partners Limited Partnership is incorporated by reference to Exhibit (p)(28) to Post-Effective Amendment No. 64.

(p)(26)	Code of Ethics of Wellington Management Company LLP is incorporated by reference to Exhibit (p)(28) to Post-Effective Amendment No. 75.

(p)(27)	Code of Ethics of Delaware Investments Fund Advisers is incorporated by reference to Exhibit (p)(29) to Post-Effective Amendment No. 71.

(p)(28)	Code of Ethics of Wells Capital Management, Incorporated is incorporated by reference to Exhibit (p)(30) to Post-Effective Amendment No. 71.

(p)(29)	Code of Ethics of TCW Investment Management Company is incorporated by reference to Exhibit (p)(31) to Post-Effective Amendment No. 71.

(p)(30)	Code of Ethics of Aberdeen Asset Managers Limited is filed herein.

(q)	Powers of Attorney with respect to Elizabeth M. Forget, Stephen M. Alderman, Robert Boulware, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda B. Strumpf and Dawn M. Vroegop are incorporated by reference to Post-Effective Amendment No. 51.

(q)(1)	Power of Attorney with respect to Barbara A. Nugent is incorporated by reference to Exhibit (q)(1) to Post-Effective Amendment No. 65.

Item 29.	Persons Controlled by or Under Common Control with Registrant

As of the effective date of this Post-Effective Amendment, the separate accounts of First MetLife Investors Insurance Company, General American Life Insurance Company, MetLife Insurance Company USA, Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company and New England Life Insurance Company (each an “Insurance Company” and, collectively, the “Insurance Companies”) together owned of record 100% of the Registrant’s outstanding shares. Because the Insurance Companies through their separate accounts own 100% of the outstanding shares of the Registrant, they may be deemed to be in control (as that term is defined in the Investment Company Act of 1940) of the Registrant. Each Insurance Company is a direct or indirect, wholly-owned subsidiary of MetLife, Inc. As a result, MetLife, Inc. may be deemed to be a control person of the Registrant.

MetLife, Inc.

-First MetLife Investors Insurance Company (NY)*

-MetLife Insurance Company USA (DE)*

-Metropolitan Life Insurance Company (NY)*

=General American Life Insurance Company (wholly-owned subsidiary of Metropolitan Life

Insurance Company) (MO)**

=New England Life Insurance Company (wholly-owned subsidiary of Metropolitan Life

Insurance Company) (MA)**

-Metropolitan Tower Life Insurance Company (DE)*

Metropolitan Series Fund (DE)***

*	Wholly-owned subsidiary of MetLife, Inc.
**	Indirect, wholly-owned subsidiary of MetLife, Inc.
***	Outstanding shares owned by the Insurance Companies’ separate accounts.

Item 30.	Indemnification

The Registrant’s Amended and Restated Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 4, 5, 6 and 8, of the Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to the Registration Statement filed with the SEC on April 29, 2013.

The Registrant’s Participation Agreements (the “Participation Agreements”) provide that certain affiliates of the Registrant are entitled to be indemnified against certain losses arising from acts by certain other parties to the Participation Agreements, including, but not limited to, acts relating to (1) making untrue statements of material fact or omissions of facts in certain related registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature; (2) unlawful conduct with respect to the sale of, among other things, variable annuity contracts or shares of certain related investment companies; or (3) breaching the relevant Participation Agreement or the representations or warranties therein. Certain of the Participation Agreements also indemnify certain affiliates of the Registrant against certain other parties’ failure to comply with the investment objectives, policies, and restrictions of certain related investment companies. For more specific information regarding the indemnification provisions of the Registrant’s Participation Agreements, please refer to Section 16 of the Registrant’s Participation Agreement with respect to the American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32 to the Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”); Section 20 of the Registrant’s Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32; and to Section 19 of the Registrant’s Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

The Second Amended and Restated Distribution Agreement for Class A shares (the “Class A Distribution Agreement”) provides that MetLife Investors Distribution Company (“MLIDC”) will indemnify and hold harmless the Registrant, its officers, Trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Registrant, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Registrant’s Prospectus and/or Statement of Additional Information (“SAI”) or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Registrant’s Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of MLIDC in its capacity as a principal underwriter of the Registrant’s Class A shares, and will reimburse the

Registrant, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that MLIDC shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Registrant’s Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by certain parties specifically for use in the preparation of the Registrant’s Prospectus and/or SAI.

In addition, under the Class A Distribution Agreement, the Registrant shall indemnify and hold harmless MLIDC from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which MLIDC may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Registrant or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by MLIDC Reference is made to Section 13 of the Class A Distribution Agreement among the Registrant and MLIDC, which is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32. The Registrant’s Distribution Agreements for Class B shares, Class C shares and Class E shares have identical indemnification provisions as those in the Class A Distribution Agreement, except that they apply to either Class B shares, Class C shares or Class E shares, as applicable. Reference is made to Section 13 of the Distribution Agreement with respect to Class B shares, the Distribution Agreement with respect to Class C shares and the Distribution Agreement with respect to Class E shares, which are incorporated by reference to Exhibit (e)(3), Exhibit (e)(5) and Exhibit (e)(4), respectively, to Post-Effective Amendment No. 32.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.	Business and Other Connections of the Investment Adviser

See “Additional Information About Management—The Adviser” in the Prospectus and “Investment Advisory and Other Services—The Adviser” in the Statement of Additional Information for information regarding MetLife Advisers, LLC (the “Adviser”). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser, reference is made to the Adviser’s current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

With respect to information regarding the Subadvisers, reference is hereby made to “Additional Information About Management—The Subadviser” in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Subadvisers, reference is made to the current Form ADVs of the Subadvisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

Pacific Investment Management Company LLC File No. 801-48187	Massachusetts Financial Services Company File No. 801-17352

Invesco Advisers, Inc. File No. 801-33949	Harris Associates L.P. File No. 801-50333

Delaware Investments Fund Advisers File No. 801-32108	T. Rowe Price Associates, Inc. File No. 801-856

Wells Capital Management Incorporated File No. 801-21122	Morgan Stanley Investment Management Inc. File No. 801-15757

Goldman Sachs Asset Management, L.P. File No. 801-37591	CBRE Clarion Securities LLC File No. 801-49083

Loomis, Sayles & Company, L.P. File No. 801-170	MetLife Investment Advisors, LLC File No. 801-67314

OppenheimerFunds, Inc. File No. 801-8253	ClearBridge Investments, LLC File No. 801-64710

SSGA Funds Management, Inc. File No. 801-60103	Franklin Advisers, Inc. File No. 801-26292

Eaton Vance Management File No. 801-15930	FIAM LLC File No. 801-63658

AllianceBernstein L.P. File No. 801-56720	Schroder Investment Management North America Inc. File No. 812-13467

AQR Capital Management, LLC File No. 801-55543	PanAgora Asset Management, Inc. File No. 801-35497

J.P. Morgan Investment Management Inc. File No. 801-21011	Artisan Partners Limited Partnership File No. 801-48435

Allianz Global Investors U.S. LLC File No. 801-69803	TCW Investment Management Company File No. 801-29075

Wellington Management Company LLP File No. 801-15908	Aberdeen Asset Managers Limited File No. 801-75074

BlackRock Financial Management, Inc. File No. 801-48433

Item 32.	Principal Underwriter

(a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts:

Metropolitan Series Fund

(MetLife Investors Insurance Company, MetLife Insurance Company USA, First MetLife Investors Insurance Company):

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

First MetLife Investors Variable Annuity Account One

GALIC (General American Life Insurance Company):

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

MIC (MetLife Insurance Company USA):

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance

MetLife of CT Separate Account Eleven for Variable Annuities

MLIC (Metropolitan Life Insurance Company):

Metropolitan Life Variable Annuity Separate Account II

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

MTL (Metropolitan Tower Life Insurance Company):

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

(New England Life Insurance Company):

New England Life Retirement Investment Account

New England Variable Annuity Fund I

New England Variable Annuity Separate Account

New England Variable Life Separate Account

Separate Account No. 135

(b) Officers and Directors of MetLife Investors Distribution Company

Name and Principal Business Address	Positions and Offices With Principal Underwriter	Positions and Offices With Registrant
Elizabeth M. Forget	Director	President, Trustee

Paul A. LaPiana	Director

Gerard J. Nigro	Director and Senior Vice President

Lance Carlson	President

Kieran R. Mullins	Executive Vice President

Barbara A. Dare	Senior Vice President

Donald Leintz	Senior Vice President

John P. Kyne, III	Vice President and Chief Compliance Officer

Tyla L. Reynolds	Vice President and Secretary

John G. Martinez	Vice President and Chief Financial Officer

James R. Allen	Assistant Vice President

Michelle A. Klotzbach	Assistant Vice President

Timothy J. McLinden	Assistant Vice President

Marlene B. Debel	Treasurer

James W. Koeger	Assistant Treasurer

The principal business address of each officer and director is 1095 Avenue of the Americas, New York, New York 10036.

(c) Inapplicable

Item 33.	Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111 as well as at the offices of its manager, investment advisers and administrator: MetLife Advisers, LLC, One Financial Center, Boston, Massachusetts 02111; Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, Massachusetts 02199; Pacific Investment Management Company LLC, 650 Newport Center Drive, Newport Beach, California 92660; Morgan Stanley Investment Management, Inc. 522 Fifth Avenue, New York, New York 10036; OppenheimerFunds, Inc., 225 Liberty Street, 11th Floor, New York, New York 10218; Invesco Advisers, Inc., 1555 Peachtree, N.E., Atlanta, Georgia 30309; Harris Associates L.P., 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606; T. Rowe Price Associates Inc., 100 E. Pratt Street, Baltimore, Maryland 21202; Goldman Sachs Asset

Management, L.P., 200 West Street, New York, New York 10282; Loomis, Sayles & Company, L.P., One Financial Center, Boston, Massachusetts 02111; BlackRock Financial Management, Inc., 55 East 52nd Street, New York, New York 10055; ClearBridge Investments, LLC, 620 Eighth Avenue, New York, New York 10018; Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403; CBRE Clarion Securities LLC, 201 King of Prussia Road, Suite 600, Radnor, PA 19087; SSGA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Eaton Vance Management, Two International Place, Boston, Massachusetts 02110; AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105; AQR Capital Management, LLC, Two Greenwich Plaza, Greenwich, Connecticut 06830; FIAM LLC, 900 Salem Street, Smithfield, Rhode Island 02917; MetLife Investment Advisors, LLC, 200 Park Avenue, New York, New York 10166; J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017; Schroder Investment Management North America Inc., 875 Third Avenue, New York, New York 10022; Allianz Global Investors U.S. LLC, 1633 Broadway, 43rd Floor, New York, New York 10019; PanAgora Asset Management Inc., 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210; Wellington Management Company LLP, 280 Congress Street, Boston, Massachusetts 02210; Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin, 53202; Delaware Investments Fund Advisers, 2005 Market Street, Philadelphia, Pennsylvania 19103; Wells Capital Management Incorporated, 525 Market Street, San Francisco, California 94105, TCW Investment Management Company, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 and Aberdeen Asset Managers Limited, Bow Bells House, 1 Bread Street, London, England, EC4M9HH. Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the office of Metropolitan Life Insurance Company, One Financial Center, Boston, Massachusetts 02111, the Registrant’s transfer agent and at the main office of State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, the Registrant’s dividend disbursing agent and custodian.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, Ltd. and Schroders Global Multi-Asset Portfolio, Ltd. (each a “Subsidiary”) each maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111, c/o Met Investors Series Trust, and its investment adviser (AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105 in the case of AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.; Allianz Global Investors U.S. LLC, 1633 Broadway, 43rd Floor, New York, New York 10019 in the case of Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd.; AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830 in the case of AQR Global Risk Balanced Portfolio, Ltd.; BlackRock Financial Management Inc., 55 East 52nd Street, New York, New York, 10022 in the case of BlackRock Global Tactical Strategies Portfolio, Ltd.; Invesco Advisers, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046 in the case of Invesco Balanced-Risk Allocation Portfolio, Ltd.; J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, New York 10017 in the case of JPMorgan Global Active Allocation Portfolio, Ltd.; PanAgora Asset Management Inc., 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210 in the case of PanAgora Global Diversified Risk Portfolio, Ltd. and Schroder Investment Management North America Inc., 875 Third Avenue, New York, NY 10022 in the case of Schroders Global Multi- Asset Portfolio, Ltd.). Certain records, including records relating to a Subsidiary’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the office of State Street Cayman Trust Company, Ltd., 45 Market Street, Suite #3206A, Gardenia Court, Camana Bay, Grand Cayman, KY1-1205, Cayman Islands and at the main office of State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111, each Subsidiary’s custodian.

State Street Bank and Trust Company and certain of its affiliates keep and maintain certain records of AB Global Dynamic Allocation Portfolio, AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., AQR Global Risk Balanced Portfolio, AQR Global Risk Balanced Portfolio, Ltd., BlackRock Global Tactical Strategies Portfolio, BlackRock Global Tactical Strategies Portfolio, Ltd., Invesco Balanced-Risk Allocation Portfolio, Invesco Balanced-Risk Allocation Portfolio, Ltd., JPMorgan Global Active Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Ltd., PanAgora Global Diversified Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Ltd., Schroders Global Multi-Asset Portfolio and Schroders Global Multi-Asset Portfolio, Ltd. to meet MetLife Advisers, LLC’s recordkeeping obligations pursuant to CFTC Regulation 4.23(a)(1)-(2), (4)-(6) and (8) and CFTC Regulation 4.7(b) at their corporate offices located at One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None

Item 35.	Undertakings

The following undertakings relate only to the Registrant’s AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Portfolio, JPMorgan Global Active Allocation Portfolio, PanAgora Global Diversified Risk Portfolio and Schroders Global Multi-Asset Portfolio and their respective subsidiaries.

1.	The Portfolio undertakes that the subsidiary’s advisory agreement with the subadvisor will comply with the requirements of Section 15(a) of the Investment Company Act of 1940 as such requirements apply to the Portfolio, including that 1) the subsidiary’s advisory agreement will be terminated upon its assignment (as such term is defined in the 1940 Act), 2) each Portfolio’s Board of Trustees will have the ability to vote to terminate the subsidiary’s advisory agreement, 3) the agreement will be initially approved by the Board of Directors of the subsidiary, 4) the agreement will be initially approved by the Portfolio as the sole shareholder of the subsidiary, and 5) the Board of Directors of the subsidiary will approve annual continuations of the agreement.

2.	Each Portfolio undertakes that it will not directly or indirectly offer or distribute subsidiary’s shares to any person or entity unless such offering is registered as required under the Securities Act of 1933 or subject to an exemption therefrom.

3.	Each Portfolio and its subsidiary undertake that the subsidiary’s books and records will be subject to inspection by the Commission to the same extent as the Portfolio’s books and records are subject to inspection by the Commission.

4.	Each subsidiary’s Directors undertake to receive service of process in the United States of America, with the Portfolio’s agent for service of process being designated to serve in the same capacity with the subsidiary’s Directors.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 79 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Boston, and Commonwealth of Massachusetts on the 27th day of April, 2016.

MET INVESTORS SERIES TRUST
Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 79 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (principal executive officer), Trustee	April 27, 2016

/s/ Peter H. Duffy Peter H. Duffy	Chief Financial Officer and Treasurer (principal financial and accounting officer)	April 27, 2016

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	April 27, 2016

/s/ Robert J. Boulware* Robert J. Boulware	Trustee	April 27, 2016

/s/ Susan C. Gause* Susan C. Gause	Trustee	April 27, 2016

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	April 27, 2016

/s/ Barbara A. Nugent* Barbara A. Nugent	Trustee	April 27, 2016

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	April 27, 2016

Signature	Title	Date

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	April 27, 2016

* By:	/s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

AQR Global Risk Balanced Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

AQR Global Risk Balanced Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to AQR Global Risk Balanced Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

BlackRock Global Tactical Strategies Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

BlackRock Global Tactical Strategies Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to BlackRock Global Tactical Strategies Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

Invesco Balanced-Risk Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced Risk Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

Invesco Balanced-Risk Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Invesco Balanced-Risk Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

JPMorgan Global Active Allocation Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

JPMorgan Global Active Allocation Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to JPMorgan Global Active Allocation Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

PanAgora Global Diversified Risk Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

PanAgora Global Diversified Risk Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to PanAgora Global Diversified Risk Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

Schroders Global Multi-Asset Portfolio, Ltd., has duly caused this Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 27th day of April, 2016.

Schroders Global Multi-Asset Portfolio, Ltd.

By:	/s/ Andrew L. Gangolf
Andrew L. Gangolf, Director

This Registration Statement of Met Investors Series Trust, with respect only to information that specifically relates to Schroders Global Multi-Asset Portfolio, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Director	April 27, 2016

/s/ Andrew L. Gangolf Andrew L. Gangolf	Director	April 27, 2016

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(d)(25)(i)	Amendment No. 1 to Investment Subadvisory Agreement with respect to Pyramis® Government Income Portfolio

(h)(4)(xxviv)	Amendment No. 26 to Amended and Restated Expense Limitation Agreement

(h)(5)	Amended and Restated Management Fee Waiver Agreement dated May 1, 2016

(j)	Consent of Deloitte & Touche LLP dated April 25, 2016

(p)(1)	Code of Ethics of Met Investors Series Trust, Metropolitan Series Fund, MetLife Advisers, LLC and MetLife Investors Distribution Company

(p)(20)	Code of Ethics of MetLife Investment Advisors, LLC

(p)(30)	Code of Ethics of Aberdeen Asset Managers Limited